                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
                   Investment Company Act file number 811-4146


                                   ----------


                               JOHN HANCOCK TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   601 CONGRESS STREET, BOSTON, MA 02210-2805
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


           GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 663-3000


                                   ----------


Date of fiscal year end: 12/31
                ------

Date of reporting period: 6/30/05
                ------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared two annual reports to shareholders for the six months ended June 30, 2005. The first report applies to 75 of the Registrant's portfolios and the second report applies to 8 of the Registrant's portfolios.

[JOHN HANCOCK LOGO]
WORLDWIDE SPONSOR
                                 [VENTURE LOGO]
                                Variable Products

                                UNAUDITED FINANCIAL STATEMENTS

                                JOHN HANCOCK TRUST
                                SEMI-ANNUAL REPORT
                                JUNE 30, 2005

Venture Variable Annuities and Venture Variable Life Insurance Products Issued by John Hancock Life Insurance Company (U.S.A.)

JOHN HANCOCK TRUST
SEMI-ANNUAL REPORT
PRESIDENT'S MESSAGE

July 31, 2005

Dear Fellow Investors:

I am pleased to present the following financial statements for the John Hancock Trust, the mutual fund that is the underlying investment vehicle for your variable annuity, variable insurance product or retirement plan. For the six months ended June 30, 2005, total net assets of the Trust increased from $35.8 billion to $49.2 billion.

The market rose slightly in the second quarter as worries about oil prices, slowing economic growth, and the Federal Reserve's plans for raising interest rates continued. Large cap growth stocks outpaced their value peers, as the Russell 1000 Growth Index rose +2.46% while the Russell 1000 Value Index was up +1.67%. In terms of small caps, however, value outperformed growth; the Russell 2000 Value Index was up +5.08% while the Russell 2000 Growth Index rose +3.48%. The international markets were down just slightly, with the MSCI EAFE posting Q2 losses of -0.75%. Finally, fixed income posted positive returns in the second quarter. The Lehman Brothers (LB) Aggregate Bond Index was up +3.01%, the LB 1-3 Year Government Credit Index rose +1.24%, and the LB Long Government Credit Index was up +7.14%.

At John Hancock, we are committed to the time-tested discipline of buy-and-hold investing. We believe the multi-manager John Hancock Trust can help you achieve diversification in your portfolio, as it gives you access to a variety of portfolio choices. Restructurings this past May included merging six portfolios, and adding four new asset management firms to our platform - Declaration Management, Independence Investment, Marsico Capital, and Wells Capital.

John Hancock also offers Lifestyle portfolios - fund-of-fund portfolios that offer investment risk management strategies ranging from conservative to aggressive. Increasingly, our clients are turning to these portfolios to help them pursue an asset allocation mix appropriate for their risk tolerance. Our five Lifestyle portfolios not only offer exposure to traditional stocks and bonds, they also invest in alternative asset classes such as real estate securities, natural resources stocks, international small-cap equities, Treasury inflation-protected securities, and foreign bonds to potentially increase return as well as reduce volatility.

We urge you to review your financial program regularly with your financial consultant to ensure that it continues to be structured in the best way to help you meet your goals. It may be the right time to reevaluate your mix of portfolios to increase diversification among different asset classes.

Thank you for choosing John Hancock. We look forward to continuing to earn your trust as we serve your retirement, insurance and investment needs.

Sincerely,

/s/ Keith F. Hartstein
    --------------------
Keith F. Hartstein
President
John Hancock Trust

                    This page was intentionally left blank.

JOHN HANCOCK TRUST
INDEX TO SEMI-ANNUAL REPORT

                                                                                     Page
                                                                                     ----
Hypothetical Expense Example...............................................           iii
Statements of Assets and Liabilities.......................................             1
Statements of Operations...................................................            20
Statements of Changes in Net Assets........................................            39
Financial Highlights.......................................................            64
Portfolio of Investments:
     Science & Technology Trust............................................           104
     Pacific Rim Trust.....................................................           105
     Health Sciences Trust.................................................           108
     Emerging Growth Trust.................................................           110
     Small Cap Growth Trust................................................           112
     Emerging Small Company Trust..........................................           114
     Small Cap Trust.......................................................           117
     Small Company Trust...................................................           118
     Dynamic Growth Trust..................................................           122
     Mid Cap Stock Trust...................................................           124
     Natural Resources Trust...............................................           125
     All Cap Growth Trust .................................................           127
     Strategic Opportunities Trust.........................................           129
     Financial Services Trust..............................................           132
     International Opportunities Trust.....................................           133
     International Stock Trust.............................................           134
     International Small Cap Trust.........................................           135
     Overseas Equity Trust.................................................           137
     International Value Trust.............................................           140
     Quantitative Mid Cap Trust............................................           142
     Mid Cap Core Trust....................................................           144
     Global Trust..........................................................           146
     Capital Appreciation Trust............................................           147
     U.S. Global Leaders Growth Trust......................................           149
     Quantitative All Cap Trust............................................           150
     All Cap Core Trust....................................................           152
     Large Cap Growth Trust................................................           155
     Blue Chip Growth Trust................................................           157
     U.S. Large Cap Trust..................................................           159
     Core Equity Trust.....................................................           162
     Strategic Value Trust.................................................           163
     Large Cap Value Trust.................................................           164
     Classic Value Trust...................................................           166
     Utilities Trust.......................................................           167
     Real Estate Securities Trust..........................................           169
     Small Cap Opportunities Trust.........................................           170
     Small Cap Value Trust.................................................           174
     Small Company Value Trust.............................................           176
     Special Value Trust...................................................           178

JOHN HANCOCK TRUST
INDEX TO SEMI-ANNUAL REPORT, CONTINUED

     Mid Value Trust.........................................................    181
     Mid Cap Value Trust.....................................................    183
     Value Trust.............................................................    185
     All Cap Value Trust.....................................................    186
     Growth & Income Trust II ...............................................    188
     Fundamental Value Trust.................................................    190
     Growth & Income Trust...................................................    192
     Large Cap Trust.........................................................    193
     Quantitative Value Trust................................................    195
     Equity-Income Trust.....................................................    197
     Income & Value Trust....................................................    199
     Managed Trust...........................................................    211
     Global Allocation Trust.................................................    227
     High Yield Trust........................................................    234
     U.S. High Yield Bond Trust..............................................    246
     Strategic Bond Trust....................................................    251
     Strategic Income Trust..................................................    262
     Global Bond Trust.......................................................    264
     Investment Quality Bond Trust...........................................    273
     Total Return Trust......................................................    284
     Real Return Bond Trust..................................................    290
     Core Bond Trust.........................................................    293
     Active Bond Trust.......................................................    299
     U.S. Government Securities Trust........................................    317
     Short-Term Bond Trust...................................................    318
     Money Market Trust......................................................    322
     Money Market Trust B....................................................    323
     Lifestyle Aggressive 1000 Trust.........................................    324
     Lifestyle Growth 820 Trust..............................................    324
     Lifestyle Balanced 640 Trust............................................    325
     Lifestyle Moderate 460 Trust............................................    325
     Lifestyle Conservative 280 Trust........................................    326
     American Growth Trust...................................................    326
     American International Trust............................................    326
     American Blue Chip Income and Growth Trust..............................    326
     American Growth-Income Trust............................................    326
Notes to Financial Statements................................................    328
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees...    361
Trustees and Officers Information............................................    368
Results of Special Meeting of Shareholders...................................    371

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE

UNDERSTANDING YOUR FUND'S EXPENSES

As a John Hancock Trust mutual fund investor, you pay ongoing expenses, such as management fees; distribution fees (12b-1); and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first table for each Portfolio shows the actual account values and actual Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2005 through June 30, 2005. It also shows how much a $1,000 investment would be at the close of the period, assuming actual Portfolio returns and expenses. To estimate the expenses that you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Series.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table for each Portfolio provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance related charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transactional costs were included, your costs would have been higher.

                    EXPENSE AND VALUE OF A $1,000 INVESTMENT

SCIENCE & TECHNOLOGY TRUST

ACTUAL PORTFOLIO RETURN                  SERIES I     SERIES II     SERIES III     SERIES NAV ++
Beginning Account Value 01/01/2005      $ 1,000.00   $  1,000.00   $   1,000.00   $     1,000.00
Ending Account Value 06/30/2005         $   967.90   $    967.00   $     967.00   $     1,068.90
Expenses Paid per $1,000*               $     5.56   $      6.53   $       7.27   $         1.81

HYPOTHETICAL 5% PORTFOLIO RETURN         SERIES I     SERIES II     SERIES III    SERIES NAV ++
Beginning Account Value 01/01/2005      $ 1,000.00   $  1,000.00   $   1,000.00   $     1,000.00
Ending Account Value 06/30/2005         $ 1,019.14   $  1,018.15   $   1,017.41   $     1,006.34
Expenses Paid per $1,000*               $     5.70   $      6.70   $       7.45   $         1.75

ANNUALIZED EXPENSE RATIOS                 SERIES I     SERIES II     SERIES III    SERIES NAV ++
                                            1.14%        1.34%         1.49%           1.08%

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST)

ACTUAL PORTFOLIO RETURN                  SERIES I     SERIES II     SERIES III    SERIES NAV ++
Beginning Account Value 01/01/2005      $ 1,000.00   $  1,000.00   $   1,000.00   $     1,000.00
Ending Account Value 06/30/2005         $ 1,010.00   $  1,008.50   $   1,006.50   $     1,019.20
Expenses Paid per $1,000*               $     5.42   $      6.41   $       7.15   $         1.66

HYPOTHETICAL 5% PORTFOLIO RETURN         SERIES I     SERIES II     SERIES III    SERIES NAV ++
Beginning Account Value 01/01/2005      $ 1,000.00   $  1,000.00   $   1,000.00   $     1,000.00
Ending Account Value 06/30/2005         $ 1,019.40   $  1,018.42   $   1,017.67   $     1,006.43
Expenses Paid per $1,000*               $     5.44   $      6.44   $       7.19   $         1.65

ANNUALIZED EXPENSE RATIOS                 SERIES I     SERIES II     SERIES III    SERIES NAV ++
                                           1.09%         1.29%          1.44%          1.02%

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

HEALTH SCIENCES TRUST

ACTUAL PORTFOLIO RETURN                  SERIES I     SERIES II    SERIES III   SERIES NAV ++
Beginning Account Value 01/01/2005      $ 1,000.00    $ 1,000.00   $ 1,000.00   $   1,000.00
Ending Account Value 06/30/2005         $   967.20    $   966.40   $   967.20   $   1,057.70
Expenses Paid per $1,000*               $     5.83    $     6.81   $     7.58   $       1.94

HYPOTHETICAL 5% PORTFOLIO RETURN         SERIES I      SERIES II   SERIES III   SERIES NAV ++
Beginning Account Value 01/01/2005      $ 1,000.00    $ 1,000.00   $ 1,000.00   $   1,000.00
Ending Account Value 06/30/2005         $ 1,018.86    $ 1,017.87   $ 1,017.09   $   1,006.47
Expenses Paid per $1,000*               $     5.99    $     6.98   $     7.77   $       1.89

ANNUALIZED EXPENSE RATIOS                SERIES I      SERIES II   SERIES III   SERIES NAV ++
                                           1.20%         1.40%        1.55%         1.13%

EMERGING GROWTH TRUST

ACTUAL PORTFOLIO RETURN                  SERIES I     SERIES II    SERIES III   SERIES NAV +
Beginning Account Value 01/01/2005      $ 1,000.00    $ 1,000.00   $ 1,000.00   $ 1,000.00
Ending Account Value 06/30/2005         $   986.00    $   985.40   $   985.40   $   995.10
Expenses Paid per $1,000*               $     4.53    $     5.50   $     6.27   $     2.77

HYPOTHETICAL 5% PORTFOLIO RETURN          SERIES I     SERIES II   SERIES III   SERIES NAV +
Beginning Account Value 01/01/2005      $ 1,000.00    $ 1,000.00   $ 1,000.00   $  1,000.00
Ending Account Value 06/30/2005         $ 1,020.24    $ 1,019.26   $ 1,018.48   $  1,013.80
Expenses Paid per $1,000*               $     4.60    $     5.59   $     6.37   $      2.80

ANNUALIZED EXPENSE RATIOS                 SERIES I     SERIES II   SERIES III SERIES NAV +
                                           0.92%         1.12%        1.27%      0.84%

SMALL CAP GROWTH TRUST

ACTUAL PORTFOLIO RETURN               SERIES I ++    SERIES II ++  SERIES III  SERIES NAV
Beginning Account Value 01/01/2005    $  1,000.00    $   1,000.00      N/A     $ 1,000.00
Ending Account Value 06/30/2005       $  1,116.60    $   1,116.60      N/A     $ 1,016.90
Expenses Paid per $1,000*             $      1.36    $       2.52      N/A     $     5.53

HYPOTHETICAL 5% PORTFOLIO RETURN      SERIES I ++    SERIES II ++  SERIES III  SERIES NAV
Beginning Account Value 01/01/2005    $  1,000.00    $   1,000.00      N/A     $ 1,000.00
Ending Account Value 06/30/2005       $  1,006.80    $   1,005.70      N/A     $ 1,019.17
Expenses Paid per $1,000*             $      1.29    $       2.39      N/A     $     5.54

ANNUALIZED EXPENSE RATIOS              SERIES I ++   SERIES II ++  SERIES III  SERIES NAV
                                          0.79%         1.47%         N/A          1.11%

EMERGING SMALL COMPANY TRUST

ACTUAL PORTFOLIO RETURN                 SERIES I     SERIES II     SERIES III   SERIES NAV +
Beginning Account Value 01/01/2005      $1,000.00    $ 1,000.00    $  1,000.00   $ 1,000.00
Ending Account Value 06/30/2005         $  989.90    $   989.20    $    989.60   $ 1,009.20
Expenses Paid per $1,000*               $    5.49    $     6.46    $      7.15   $     3.43

HYPOTHETICAL 5% PORTFOLIO RETURN        SERIES I     SERIES II     SERIES III   SERIES NAV +
Beginning Account Value 01/01/2005      $1,000.00    $ 1,000.00    $  1,000.00   $ 1,000.00
Ending Account Value 06/30/2005         $1,019.28    $ 1,018.30    $  1,017.60   $ 1,013.16
Expenses Paid per $1,000*               $    5.57    $     6.55    $      7.25   $     3.43

ANNUALIZED EXPENSE RATIOS               SERIES I     SERIES II     SERIES III   SERIES NAV +
                                          1.11%         1.31%         1.46%        1.03%

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

SMALL CAP TRUST

ACTUAL PORTFOLIO RETURN                 SERIES I      SERIES II     SERIES III   SERIES NAV
Beginning Account Value 04/29/2005     $ 1,000.00    $ 1,000.00         N/A      $ 1,000.00
Ending Account Value 06/30/2005        $ 1,084.00    $ 1,085.60         N/A      $ 1,084.80
Expenses Paid per $1,000*              $     1.80    $     2.14         N/A      $     1.71

HYPOTHETICAL 5% PORTFOLIO RETURN        SERIES I     SERIES II     SERIES III    SERIES NAV
Beginning Account Value 04/29/2005     $ 1,000.00    $ 1,000.00        N/A        $   1,000
Ending Account Value 06/30/2005        $ 1,006.63    $ 1,006.30        N/A        $   1,007
Expenses Paid per $1,000*              $     1.73    $     2.06        N/A        $    1.65

ANNUALIZED EXPENSE RATIOS                SERIES I     SERIES II     SERIES III          SERIES NAV
                                          1.03%         1.23%          N/A                 0.98%

SMALL COMPANY TRUST

ACTUAL PORTFOLIO RETURN                 SERIES I     SERIES II      SERIES III  SERIES NAV +
Beginning Account Value 01/01/2005     $ 1,000.00    $ 1,000.00        N/A      $   1,000.00
Ending Account Value 06/30/2005        $ 1,018.00    $ 1,016.70        N/A      $   1,002.90
Expenses Paid per $1,000*              $     7.36    $     8.35        N/A      $       4.42

HYPOTHETICAL 5% PORTFOLIO RETURN        SERIES I     SERIES II      SERIES III   SERIES NAV +
Beginning Account Value 01/01/2005     $ 1,000.00    $ 1,000.00         N/A      $   1,000.00
Ending Account Value 06/30/2005        $ 1,017.50    $ 1,016.51         N/A      $   1,012.17
Expenses Paid per $1,000*              $     7.35    $     8.35         N/A      $       4.44

ANNUALIZED EXPENSE RATIOS                SERIES I     SERIES II     SERIES III        SERIES NAV +
                                           1.47%        1.67%          N/A               1.33%

DYNAMIC GROWTH TRUST

ACTUAL PORTFOLIO RETURN                 SERIES I     SERIES II     SERIES III   SERIES NAV ++
Beginning Account Value 01/01/2005     $ 1,000.00    $ 1,000.00        N/A       $  1,000.00
Ending Account Value 06/30/2005        $ 1,043.40    $ 1,039.30        N/A       $  1,090.50
Expenses Paid per $1,000*              $     5.41    $     6.41        N/A       $      1.48

HYPOTHETICAL 5% PORTFOLIO RETURN        SERIES I     SERIES II     SERIES III   SERIES NAV ++
Beginning Account Value 01/01/2005     $ 1,000.00    $ 1,000.00        N/A       $   1,000.00
Ending Account Value 06/30/2005        $ 1,019.50    $ 1,018.51        N/A       $   1,005.58
Expenses Paid per $1,000*              $     5.35    $     6.35        N/A       $       1.42

ANNUALIZED EXPENSE RATIOS               SERIES I     SERIES II     SERIES III   SERIES NAV ++
                                           1.07%        1.27%           N/A         1.01%

MID CAP STOCK TRUST

ACTUAL PORTFOLIO RETURN                SERIES I      SERIES II    SERIES III   SERIES NAV +
Beginning Account Value 01/01/2005     $ 1,000.00    $ 1,000.00   $ 1,000.00   $   1,000.00
Ending Account Value 06/30/2005        $ 1,000.70    $ 1,000.00   $ 1,000.00   $   1,048.20
Expenses Paid per $1,000*              $     4.92    $     5.88   $     6.64   $       3.15

HYPOTHETICAL 5% PORTFOLIO RETURN         SERIES I     SERIES II   SERIES III   SERIES NAV +
Beginning Account Value 01/01/2005     $ 1,000.00    $ 1,000.00   $ 1,000.00   $   1,000.00
Ending Account Value 06/30/2005        $ 1,019.88    $ 1,018.91   $ 1,018.15   $   1,013.50
Expenses Paid per $1,000*              $     4.96    $     5.94   $     6.71   $       3.10

ANNUALIZED EXPENSE RATIOS                SERIES I     SERIES II     SERIES III  SERIES NAV +
                                           0.99%        1.19%         1.34%         0.93%

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

NATURAL RESOURCES TRUST

ACTUAL PORTFOLIO RETURN                 SERIES I     SERIES II     SERIES III    SERIES NAV +
Beginning Account Value 01/01/2005     $ 1,000.00    $ 1,000.00   $   1,000.00   $  1,000.00
Ending Account Value 06/30/2005        $ 1,177.50    $ 1,175.70   $   1,174.90   $  1,017.50
Expenses Paid per $1,000*              $     5.95    $     7.01   $       7.82   $      3.47

HYPOTHETICAL 5% PORTFOLIO RETURN        SERIES I     SERIES II     SERIES III    SERIES NAV +
Beginning Account Value 01/01/2005     $ 1,000.00    $ 1,000.00   $   1,000.00   $  1,000.00
Ending Account Value 06/30/2005        $ 1,019.33    $ 1,018.35   $   1,017.60   $  1,013.13
Expenses Paid per $1,000*              $     5.52    $     6.51   $       7.25   $      3.47

ANNUALIZED EXPENSE RATIOS                SERIES I     SERIES II   SERIES III     SERIES NAV +
                                           1.10%        1.30%        1.45%          1.04%

ALL CAP GROWTH TRUST

ACTUAL PORTFOLIO RETURN                 SERIES I     SERIES II    SERIES III     SERIES NAV +
Beginning Account Value 01/01/2005     $ 1,000.00    $ 1,000.00       N/A        $  1,000.00
Ending Account Value 06/30/2005        $   976.50    $   975.10       N/A        $    986.80
Expenses Paid per $1,000*              $     4.88    $     5.89       N/A        $      3.01

HYPOTHETICAL 5% PORTFOLIO RETURN         SERIES I     SERIES II   SERIES III     SERIES NAV +
Beginning Account Value 01/01/2005     $ 1,000.00    $ 1,000.00       N/A         $1,000.00
Ending Account Value 06/30/2005        $ 1,019.85    $ 1,018.83       N/A         $1,013.54
Expenses Paid per $1,000*              $     4.99    $     6.02       N/A         $    3.05

ANNUALIZED EXPENSE RATIOS               SERIES I     SERIES II    SERIES III    SERIES NAV +
                                          1.00%        1.20%         N/A           0.91%

STRATEGIC OPPORTUNITIES TRUST

ACTUAL PORTFOLIO RETURN                 SERIES I     SERIES II    SERIES III   SERIES NAV ++
Beginning Account Value 01/01/2005     $ 1,000.00    $ 1,000.00      N/A         $1,000.00
Ending Account Value 06/30/2005        $   980.50    $   979.70      N/A         $1,070.20
Expenses Paid per $1,000*              $     4.57    $     5.55      N/A         $    1.47

HYPOTHETICAL 5% PORTFOLIO RETURN        SERIES I     SERIES II    SERIES III    SERIES NAV ++
Beginning Account Value 01/01/2005     $ 1,000.00    $ 1,000.00        N/A       $1,000.00
Ending Account Value 06/30/2005        $ 1,020.18    $ 1,019.19        N/A       $1,006.66
Expenses Paid per $1,000*              $     4.66    $     5.66        N/A       $    1.42

ANNUALIZED EXPENSE RATIOS                SERIES I     SERIES II     SERIES III   SERIES NAV ++
                                           0.93%        1.13%           N/A         0.88%

FINANCIAL SERVICES TRUST

ACTUAL PORTFOLIO RETURN                 SERIES I     SERIES II    SERIES III     SERIES NAV ++
Beginning Account Value 01/01/2005     $ 1,000.00    $ 1,000.00   $ 1,000.00      $  1,000.00
Ending Account Value 06/30/2005        $   985.90    $   984.80   $   983.90      $  1,031.50
Expenses Paid per $1,000*              $     5.00    $     5.99   $     6.73      $      1.44

HYPOTHETICAL 5% PORTFOLIO RETURN        SERIES I     SERIES II    SERIES III     SERIES NAV ++
Beginning Account Value 01/01/2005     $ 1,000.00    $ 1,000.00   $ 1,000.00      $ 1,000.00
Ending Account Value 06/30/2005        $ 1,019.76    $ 1,018.76   $ 1,018.01      $ 1,006.94
Expenses Paid per $1,000*              $     5.09    $     6.09   $     6.84      $     1.42

ANNUALIZED EXPENSE RATIOS                SERIES I     SERIES II     SERIES III   SERIES NAV ++
                                           1.02%        1.22%          1.37%         0.85%

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

INTERNATIONAL OPPORTUNITIES TRUST

ACTUAL PORTFOLIO RETURN                 SERIES I       SERIES II     SERIES III   SERIES NAV
Beginning Account Value 04/29/2005     $1,000.00      $ 1,000.00         N/A      $  1,000.00
Ending Account Value 06/30/2005        $1,008.80      $ 1,008.00         N/A      $  1,008.80
Expenses Paid per $1,000*              $    2.05      $     2.38         N/A      $      1.88

HYPOTHETICAL 5% PORTFOLIO RETURN        SERIES I       SERIES II     SERIES III   SERIES NAV
Beginning Account Value 04/29/2005     $1,000.00      $ 1,000.00         N/A      $  1,000.00
Ending Account Value 06/30/2005        $1,006.32      $ 1,005.99         N/A      $  1,006.48
Expenses Paid per $1,000*              $    2.05      $     2.38         N/A      $      1.88

ANNUALIZED EXPENSE RATIOS               SERIES I       SERIES II     SERIES III    SERIES NAV
                                          1.22%          1.42%          N/A          1.12%

INTERNATIONAL STOCK TRUST

ACTUAL PORTFOLIO RETURN                 SERIES I       SERIES II     SERIES III   SERIES NAV +
Beginning Account Value 01/01/2005     $1,000.00      $ 1,000.00         N/A      $ 1,000.00
Ending Account Value 06/30/2005        $  996.10      $   995.50         N/A      $   967.90
Expenses Paid per $1,000*              $    5.57      $     6.53         N/A      $     3.50

HYPOTHETICAL 5% PORTFOLIO RETURN        SERIES I       SERIES II     SERIES III   SERIES NAV +
Beginning Account Value 01/01/2005     $1,000.00      $ 1,000.00         N/A      $   1,000.00
Ending Account Value 06/30/2005        $1,019.22      $ 1,018.25         N/A      $   1,013.02
Expenses Paid per $1,000*              $    5.63      $     6.61         N/A      $       3.58

ANNUALIZED EXPENSE RATIOS               SERIES I      SERIES II      SERIES III   SERIES NAV +
                                         1.12%           1.32%          N/A            1.07%

INTERNATIONAL SMALL CAP TRUST

ACTUAL PORTFOLIO RETURN                SERIES I       SERIES II    SERIES III     SERIES NAV +
Beginning Account Value 01/01/2005     $1,000.00      $ 1,000.00   $ 1,000.00     $   1,000.00
Ending Account Value 06/30/2005        $1,007.20      $ 1,005.80   $ 1,005.30     $     958.80
Expenses Paid per $1,000*              $    6.07      $     6.98   $     7.70     $       3.77

HYPOTHETICAL 5% PORTFOLIO RETURN       SERIES I       SERIES II    SERIES III   SERIES NAV +
Beginning Account Value 01/01/2005     $1,000.00      $ 1,000.00   $ 1,000.00   $   1,000.00
Ending Account Value 06/30/2005        $1,018.75      $ 1,017.84   $ 1,017.11   $   1,012.73
Expenses Paid per $1,000*              $    6.10      $     7.02   $     7.75   $       3.87

ANNUALIZED EXPENSE RATIOS              SERIES I       SERIES II      SERIES III   SERIES NAV +
                                         1.22%          1.42%           1.57%        1.16%

OVERSEAS EQUITY TRUST

ACTUAL PORTFOLIO RETURN                 SERIES I ++   SERIES II ++   SERIES III   SERIES NAV
Beginning Account Value 01/01/2005     $   1,000.00    $ 1,000.00        N/A      $ 1,000.00
Ending Account Value 06/30/2005        $   1,019.10    $ 1,016.20        N/A      $   985.20
Expenses Paid per $1,000*              $       2.01    $     2.34        N/A      $     5.82

HYPOTHETICAL 5% PORTFOLIO RETURN        SERIES I ++   SERIES II ++   SERIES III   SERIES NAV
Beginning Account Value 01/01/2005     $ 1,000.00     $   1,000.00      N/A       $ 1,000.00
Ending Account Value 06/30/2005        $ 1,006.23     $   1,005.89      N/A       $ 1,018.80
Expenses Paid per $1,000*              $     1.99     $       2.33      N/A       $     5.92

ANNUALIZED EXPENSE RATIOS               SERIES I ++     SERIES II ++     SERIES III        SERIES NAV
                                           1.21%            1.41%           N/A              1.19%

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

INTERNATIONAL VALUE TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,004.50         $1,003.40             N/A           $     971.50
Expenses Paid per $1,000*                     $    4.87         $    5.85             N/A           $       3.00

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,019.94         $1,018.95             N/A           $   1,013.53
Expenses Paid per $1,000*                     $    4.91         $    5.90             N/A           $       3.06

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                0.98%              1.18%              N/A              0.92%

QUANTITATIVE MID CAP TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,045.70         $1,044.40             N/A           $   1,084.30
Expenses Paid per $1,000*                     $    4.49         $    5.50             N/A           $       1.40

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,020.40         $1,019.41             N/A           $   1,006.74
Expenses Paid per $1,000*                     $    4.44         $    5.44             N/A           $       1.35

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
                                                0.89%             1.09%               N/A               0.83%

MID CAP CORE TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,012.50         $1,012.00             N/A           $     998.90
Expenses Paid per $1,000*                     $    5.25         $    6.21             N/A           $       3.14

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,019.58         $1,018.62             N/A           $   1,013.43
Expenses Paid per $1,000*                     $    5.26         $    6.24             N/A           $       3.17

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
GLOBAL TRUST                                     1.05%            1.25%               N/A              0.95%

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $1,004.50         $1,003.30         $ 1,003.30        $   1,020.20
Expenses Paid per $1,000*                     $    5.08         $    6.08         $     6.81        $       1.58

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $  1,000.00       $   1,000.00
Ending Account Value 06/30/2005               $1,019.73         $1,018.73         $  1,018.00       $   1,006.51
Expenses Paid per $1,000*                     $    5.11         $    6.13         $      6.86       $       1.57

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
                                                1.02%             1.22%              1.37%              0.97%

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

CAPITAL APPRECIATION TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,004.60         $1,003.40             N/A           $   1,038.80
Expenses Paid per $1,000*                     $   4.74          $    5.73             N/A           $       2.98

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,020.06         $1,019.07             N/A           $   1,013.79
Expenses Paid per $1,000*                     $    4.78         $    5.78             N/A           $       2.94

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                0.95%             1.15%               N/A              0.87%

U.S. GLOBAL LEADERS GROWTH TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III #      SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $  944.60         $  945.30         $ 1,023.90        $     973.40
Expenses Paid per $1,000*                     $    3.90         $    4.85         $     1.95        $       2.53

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III #      SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $1,020.78         $1,019.80         $ 1,006.71        $   1,014.29
Expenses Paid per $1,000*                     $    4.06         $    5.04         $     1.93        $       2.58

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III #      SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                0.81%             1.01%              1.11%             0.76%

QUANTITATIVE ALL CAP TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $1,006.90         $1,005.60         $ 1,006.20        $   1,069.60
Expenses Paid per $1,000*                     $    4.08         $    5.08         $     5.83        $       0.00

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $1,020.73         $1,019.73         $ 1,018.99        $   1,008.08
Expenses Paid per $1,000*                     $    4.11         $    5.11         $     5.86        $       0.00

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------

                                                0.82%             1.02%              1.17%             0.70%

ALL CAP CORE TRUST

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             NA            $   1,000.00
Ending Account Value 06/30/2005               $1,009.00         $1,008.20             NA            $   1,045.30
Expenses Paid per $1,000*                     $    4.60         $    5.59             NA            $       1.44

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             NA            $   1,000.00
Ending Account Value 06/30/2005               $1,020.22         $1,019.23             NA            $   1,006.68
Expenses Paid per $1,000*                     $    4.62         $    5.62             NA            $       1.41

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
                                                0.92%             1.12%               NA               0.87%

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

LARGE CAP GROWTH TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             NA            $   1,000.00
Ending Account Value 06/30/2005               $  963.40         $  961.70             NA            $   1,027.70
Expenses Paid per $1,000*                     $    4.79         $    5.76             NA            $       1.53

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             NA            $   1,000.00
Ending Account Value 06/30/2005               $1,019.92         $1,018.92             NA            $   1,006.85
Expenses Paid per $1,000*                     $    4.93         $    5.93             NA            $       1.52

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
                                                0.98%             1.18%               NA               0.90%

BLUE CHIP GROWTH TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $  982.10         $  980.30         $   980.40        $   1,014.90
Expenses Paid per $1,000*                     $    4.32         $    5.31         $     6.05        $       2.72

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $1,020.43         $1,019.44         $ 1,018.68        $   1,013.87
Expenses Paid per $1,000*                     $    4.41         $    5.41         $     6.17        $       2.72

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                0.88%              1.08%             1.23%              0.81%

U.S. LARGE CAP TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $  984.30         $  983.90             N/A           $     992.20
Expenses Paid per $1,000*                     $    4.59         $    5.56             N/A           $       2.62

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,020.17         $1,019.19             N/A           $   1,014.08
Expenses Paid per $1,000*                     $    4.67         $    5.66             N/A           $       2.65

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                0.93%              1.13%              N/A              0.79%

CORE EQUITY TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $  977.50         $  977.50             N/A           $   1,015.30
Expenses Paid per $1,000*                     $    4.45         $    5.46             N/A           $       2.80

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,020.29         $1,019.27             N/A           $   1,013.80
Expenses Paid per $1,000*                     $    4.55         $    5.58             N/A           $       2.79

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                0.91%             1.11%               N/A              0.84%

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

STRATEGIC VALUE TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $  985.80         $  984.40             N/A           $   1,001.70
Expenses Paid per $1,000*                     $    4.83         $    5.80             N/A           $       3.00

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,019.93         $1,018.95             N/A           $   1,013.72
Expenses Paid per $1,000*                     $    4.91         $    5.90             N/A           $       3.01

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                0.98%             1.18%               N/A               0.90%

LARGE CAP VALUE TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,062.30         $1,061.90             N/A           $   1,008.60
Expenses Paid per $1,000*                     $    4.96         $    5.97             N/A           $       2.91

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,019.98         $1,019.01             N/A           $   1,013.68
Expenses Paid per $1,000*                     $    4.86         $    5.84             N/A           $       2.91

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                0.97%             1.17%               N/A              0.87%

CLASSIC VALUE TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,026.70         $1,026.00             N/A           $   1,058.90
Expenses Paid per $1,000*                     $    6.03         $    7.04             N/A           $       1.88

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,018.85         $1,017.84             N/A           $   1,006.26
Expenses Paid per $1,000*                     $    6.00         $    7.01             N/A           $       1.83

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
                                                1.20%             1.40%               N/A               1.13%

UTILITIES TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $1,000.00         $   1,000.00
Ending Account Value 06/30/2005               $1,083.10         $1,081.90         $1,081.00         $   1,075.80
Expenses Paid per $1,000*                     $    5.59         $    6.62         $    7.37         $       1.81

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $1,019.42         $1,018.43         $ 1,017.71        $   1,006.89
Expenses Paid per $1,000*                     $    5.42         $    6.42         $     7.15        $       1.75

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
                                                1.08%             1.28%              1.43%             1.01%

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

REAL ESTATE SECURITIES TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $1,066.30         $1,065.30         $ 1,064.10        $   1,130.30
Expenses Paid per $1,000*                     $    4.15         $    5.18         $     5.93        $       2.59

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $1,000.00         $   1,000.00
Ending Account Value 06/30/2005               $1,020.78         $1,019.78         $1,019.05         $   1,014.14
Expenses Paid per $1,000*                     $    4.05         $    5.06         $    5.80         $       2.45

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                0.81%             1.01%              1.16%             0.73%

SMALL CAP OPPORTUNITIES TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,012.10         $1,011.20             N/A           $   1,022.70
Expenses Paid per $1,000*                     $    5.48         $    6.50             N/A           $       3.56

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,019.34         $1,018.33             N/A           $   1,013.05
Expenses Paid per $1,000*                     $    5.50         $    6.52             N/A           $       3.54

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                1.10%             1.30%               N/A              1.06%

SMALL CAP VALUE TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I ++       SERIES II ++      SERIES III        SERIES NAV
                                              -----------       ------------      ----------        ------------
Beginning Account Value 01/01/2005            $  1,000.00       $   1,000.00          N/A           $   1,000.00
Ending Account Value 06/30/2005               $  1,097.60       $   1,097.00          N/A           $   1,043.90
Expenses Paid per $1,000*                     $      2.14       $       2.48          N/A           $       5.45

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I ++       SERIES II ++      SERIES III        SERIES NAV
                                              -----------       ------------      ----------        ------------
Beginning Account Value 01/01/2005            $  1,000.00       $   1,000.00          N/A           $   1,000.00
Ending Account Value 06/30/2005               $  1,006.05       $   1,005.72          N/A           $   1,019.32
Expenses Paid per $1,000*                     $      2.04       $       2.37          N/A           $       5.39

ANNUALIZED EXPENSE RATIOS                     SERIES I ++       SERIES II ++      SERIES III        SERIES NAV
                                              -----------       ------------      ----------        ------------
                                                 1.26%               1.46%            N/A              1.08%

SMALL COMPANY VALUE TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00            N/A            $   1,000.00
Ending Account Value 06/30/2005               $  990.40         $  989.20            N/A            $     997.60
Expenses Paid per $1,000*                     $    5.42         $    6.40            N/A            $       3.36

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00            N/A            $   1,000.00
Ending Account Value 06/30/2005               $1,019.35         $1,018.36            N/A            $   1,013.21
Expenses Paid per $1,000*                     $    5.50         $    6.49            N/A            $       3.39

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                1.10%             1.30%               N/A               1.02%

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

SPECIAL VALUE TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $  994.80         $  993.10         $   993.70        $   1,000.00
Expenses Paid per $1,000*                     $    6.03         $    7.00         $     7.76        $       3.74

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $1,018.74         $1,017.77         $ 1,017.01        $   1,012.85
Expenses Paid per $1,000*                     $    6.11         $    7.09         $     7.85        $       3.74

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                1.22%             1.42%              1.57%             1.12%

MID VALUE TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I ++       SERIES II ++      SERIES III        SERIES NAV
                                              -----------       ------------      ----------        ------------
Beginning Account Value 01/01/2005            $  1,000.00       $   1,000.00          N/A           $   1,000.00
Ending Account Value 06/30/2005               $  1,060.60       $   1,058.80          N/A           $   1,003.00
Expenses Paid per $1,000*                     $      1.88       $       2.21          N/A           $       5.36

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I ++       SERIES II ++      SERIES III        SERIES NAV
                                              -----------       ------------      ----------        ------------
Beginning Account Value 01/01/2005            $  1,000.00       $   1,000.00          N/A           $   1,000.00
Ending Account Value 06/30/2005               $  1,006.26       $   1,005.93          N/A           $   1,019.44
Expenses Paid per $1,000*                     $      1.83       $       2.16          N/A           $       5.41

ANNUALIZED EXPENSE RATIOS                     SERIES I ++       SERIES II ++      SERIES III        SERIES NAV
                                              -----------       ------------      ----------        ------------
                                                  1.13%             1.33%             N/A              1.08%

MID CAP VALUE TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $1,022.10         $1,021.30         $ 1,020.30        $   1,026.40
Expenses Paid per $1,000*                     $    4.76         $    5.79         $     6.51        $       2.92

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $1,020.08         $1,019.07         $ 1,018.35        $   1,013.69
Expenses Paid per $1,000*                     $    4.76         $    5.78         $     6.51        $       2.91

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                0.95%             1.15%              1.30%             0.87%

VALUE TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,025.80         $1,025.10             N/A           $   1,055.60
Expenses Paid per $1,000*                     $    4.32         $    5.41             N/A           $       1.33

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,020.53         $1,019.86             N/A           $   1,006.79
Expenses Paid per $1,000*                     $    4.31         $    5.40             N/A           $       1.30

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
                                                0.86%             1.06%               N/A               0.80%

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

ALL CAP VALUE TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $  978.00         $  976.50         $   975.90        $     977.50
Expenses Paid per $1,000*                     $    4.57         $    5.54         $     6.26        $       2.79

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $1,020.17         $1,019.19         $ 1,018.45        $   1,013.75
Expenses Paid per $1,000*                     $    4.67         $    5.66         $     6.40        $       2.84

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                0.93%             1.13%              1.28%             0.85%

GROWTH & INCOME TRUST II

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005               NA                NA                 NA            $   1,000.00
Ending Account Value 06/30/2005                  NA                NA                 NA            $   1,019.50
Expenses Paid per $1,000*                        NA                NA                 NA            $       3.79

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005               NA                NA                 NA            $   1,000.00
Ending Account Value 06/30/2005                  NA                NA                 NA            $   1,020.90
Expenses Paid per $1,000*                        NA                NA                 NA            $       3.80

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV
                                              ---------         ---------         ----------        ------------
                                                 NA                NA                  NA              0.76%

FUNDAMENTAL VALUE TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $1,009.60         $1,009.40         $ 1,008.10        $     994.40
Expenses Paid per $1,000*                     $    4.55         $    5.55         $     6.29        $       2.70

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $1,020.26         $1,019.27         $ 1,018.53        $   1,013.87
Expenses Paid per $1,000*                     $    4.58         $    5.57         $     6.33        $       2.73

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                0.91%             1.11%             1.26%               0.82%

GROWTH & INCOME TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $  994.20         $  993.20         $   992.60        $   1,028.80
Expenses Paid per $1,000*                     $    3.73         $    4.71         $     5.46        $       1.15

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $1,021.06         $1,020.06         $ 1,019.32        $   1,006.95
Expenses Paid per $1,000*                     $    3.78         $    4.78         $     5.53        $       1.14

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
                                                0.75%             0.95%              1.10%              0.70%

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

LARGE CAP TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV
                                              ---------         ---------         ----------        ------------
Beginning Account Value 04/29/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,051.20         $1,050.40             N/A           $   1,051.20
Expenses Paid per $1,000*                     $    1.91         $    2.24             N/A           $       1.82

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV
                                              ---------         ---------         ----------        ------------
Beginning Account Value 04/29/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,006.36         $1,006.04             N/A           $   1,006.44
Expenses Paid per $1,000*                     $    1.87         $    2.19             N/A           $       1.78

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV
                                              ---------         ---------         ----------        ------------
                                                1.13%             1.33%               N/A               1.08%

QUANTITATIVE VALUE TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,027.80         $1,026.50             N/A           $   1,010.30
Expenses Paid per $1,000*                     $    4.04         $    5.01             N/A           $       2.43

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,020.81         $1,019.85             N/A           $   1,014.15
Expenses Paid per $1,000*                     $    4.03         $    4.99             N/A           $       0.00

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
                                                0.80%             1.00%               N/A               0.73%

EQUITY-INCOME TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $  995.50         $  994.60         $   993.60        $     992.00
Expenses Paid per $1,000*                     $    4.35         $    5.36         $     6.07        $       2.71

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $1,020.43         $1,019.42         $ 1,018.70        $   1,014.00
Expenses Paid per $1,000*                     $    4.41         $    5.43         $     6.15        $       2.74

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                0.88%             1.08%              1.23%              0.81%

INCOME & VALUE TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $  999.50         $  998.70             N/A           $   1,034.50
Expenses Paid per $1,000*                     $    4.42         $    5.41             N/A           $       1.40

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00             N/A           $   1,000.00
Ending Account Value 06/30/2005               $1,020.37         $1,019.38             N/A           $   1,006.84
Expenses Paid per $1,000*                     $    4.47         $    5.47             N/A           $       1.39

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
                                                0.89%             1.09%               N/A               0.84%

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

MANAGED TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005               N/A               N/A               N/A            $   1,000.00
Ending Account Value 06/30/2005                  N/A               N/A               N/A            $   1,013.30
Expenses Paid per $1,000*                        N/A               N/A               N/A            $       3.73

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005               N/A               N/A               N/A            $   1,000.00
Ending Account Value 06/30/2005                  N/A               N/A               N/A            $   1,021.09
Expenses Paid per $1,000*                        N/A               N/A               N/A            $       3.75

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV
                                              ---------         ---------         ----------        ------------
                                                 N/A               N/A               N/A                0.75%

GLOBAL ALLOCATION TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00            N/A            $   1,000.00
Ending Account Value 06/30/2005               $1,000.40         $  998.50            N/A            $     996.70
Expenses Paid per $1,000*                     $    5.43         $    6.38            N/A            $       3.14

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00            N/A            $   1,000.00
Ending Account Value 06/30/2005               $1,019.42         $1,018.41            N/A            $   1,013.56
Expenses Paid per $1,000*                     $    5.48         $    6.44            N/A            $       3.17

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                1.09%             1.29%              N/A                0.94%

HIGH YIELD TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $1,000.00         $   1,000.00
Ending Account Value 06/30/2005               $1,011.90         $1,011.60         $1,010.50         $   1,034.10
Expenses Paid per $1,000*                     $    3.90         $    4.87         $    5.64         $       2.36

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $1,000.00         $   1,000.00
Ending Account Value 06/30/2005               $1,020.91         $1,019.95         $1,019.19         $   1,014.22
Expenses Paid per $1,000*                     $    3.92         $    4.90         $    5.66         $       2.37

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                0.78%             0.98%              1.13%              0.71%

U.S. HIGH YIELD BOND TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV
                                              ---------         ---------         ----------        ------------
Beginning Account Value 04/29/2005            $1,000.00         $1,000.00            N/A            $   1,000.00
Ending Account Value 06/30/2005               $1,016.00         $1,016.00            N/A            $   1,016.00
Expenses Paid per $1,000*                     $    1.61         $    1.95            N/A            $       1.53

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV
                                              ---------         ---------         ----------        ------------
Beginning Account Value 04/29/2005            $1,000.00         $1,000.00            N/A            $   1,000.00
Ending Account Value 06/30/2005               $1,006.76         $1,006.42            N/A            $   1,006.83
Expenses Paid per $1,000*                     $    1.61         $    1.94            N/A            $       1.53

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV
                                              ---------         ---------         ----------        ------------
                                                0.96%             1.16%              N/A               0.91%

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

STRATEGIC BOND TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $1,000.00         $   1,000.00
Ending Account Value 06/30/2005               $1,021.00         $1,020.10         $1,019.40         $   1,016.50
Expenses Paid per $1,000*                     $    4.01         $    5.02         $    5.78         $       2.42

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $1,000.00         $   1,000.00
Ending Account Value 06/30/2005               $1,020.83         $1,019.82         $1,019.07         $   1,014.18
Expenses Paid per $1,000*                     $    4.01         $    5.02         $    5.78         $       2.41

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                0.80%             1.00%              1.15%             0.72%

STRATEGIC INCOME TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00            N/A            $   1,000.00
Ending Account Value 06/30/2005               $1,005.00         $1,003.20            N/A            $   1,010.50
Expenses Paid per $1,000*                     $    5.37         $    6.37            N/A            $       1.68

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00            N/A            $   1,000.00
Ending Account Value 06/30/2005               $1,019.44         $1,018.43            N/A            $   1,006.41
Expenses Paid per $1,000*                     $    5.41         $    6.42            N/A            $       1.67

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV ++
                                              ---------         ---------         ----------        -------------
                                                1.08%             1.28%              N/A                1.03%

GLOBAL BOND TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $  962.70         $  962.20         $   961.40        $     973.20
Expenses Paid per $1,000*                     $    4.10         $    5.05         $     5.82        $       2.56

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $ 1,000.00        $   1,000.00
Ending Account Value 06/30/2005               $1,020.62         $1,019.65         $ 1,018.86        $   1,013.98
Expenses Paid per $1,000*                     $    4.22         $    5.20         $     5.99        $       2.61

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                0.84%             1.04%              1.19%              0.78%

INVESTMENT QUALITY BOND TRUST

ACTUAL PORTFOLIO RETURN                       SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $1,000.00         $   1,000.00
Ending Account Value 06/30/2005               $1,027.70         $1,026.20         $1,025.10         $   1,024.80
Expenses Paid per $1,000*                     $    3.72         $    4.71         $    5.46         $       2.17

HYPOTHETICAL 5% PORTFOLIO RETURN              SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
Beginning Account Value 01/01/2005            $1,000.00         $1,000.00         $1,000.00         $   1,000.00
Ending Account Value 06/30/2005               $1,021.13         $1,020.14         $1,019.41         $   1,014.43
Expenses Paid per $1,000*                     $    3.70         $    4.70         $    5.44         $       2.16

ANNUALIZED EXPENSE RATIOS                     SERIES I          SERIES II         SERIES III        SERIES NAV +
                                              ---------         ---------         ----------        ------------
                                                0.74%             0.94%              1.09%             0.65%

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

TOTAL RETURN TRUST

ACTUAL PORTFOLIO RETURN               SERIES I      SERIES II      SERIES III    SERIES NAV +
Beginning Account Value 01/01/2005   $1,000.00    $   1,000.00    $   1,000.00   $   1,000.00
Ending Account Value 06/30/2005      $1,028.50    $   1,027.70    $   1,026.40   $   1,029.40
Expenses Paid per $1,000*            $    4.09    $       5.07    $       5.83   $       2.46

HYPOTHETICAL 5% PORTFOLIO RETURN      SERIES I      SERIES II      SERIES III    SERIES NAV +
Beginning Account Value 01/01/2005   $1,000.00    $   1,000.00    $   1,000.00   $   1,000.00
Ending Account Value 06/30/2005      $1,020.77    $   1,019.79    $   1,019.04   $   1,014.15
Expenses Paid per $1,000*            $    4.07    $       5.05    $       5.81   $       2.44

ANNUALIZED EXPENSE RATIOS             SERIES I      SERIES II      SERIES III    SERIES NAV +
                                        0.81%         1.01%            1.16%         0.73%

REAL RETURN BOND TRUST

ACTUAL PORTFOLIO RETURN               SERIES I      SERIES II      SERIES III   SERIES NAV +
Beginning Account Value 01/01/2005   $1,000.00    $   1,000.00    $   1,000.00   $   1,000.00
Ending Account Value 06/30/2005      $1,021.10    $   1,020.40    $   1,019.00   $   1,026.40
Expenses Paid per $1,000*            $    4.04    $       5.08    $       5.79   $       2.46

HYPOTHETICAL 5% PORTFOLIO RETURN      SERIES I      SERIES II      SERIES III    SERIES NAV +
Beginning Account Value 01/01/2005   $1,000.00    $   1,000.00    $   1,000.00   $   1,000.00
Ending Account Value 06/30/2005      $1,020.80    $   1,019.76    $   1,019.06   $   1,014.15
Expenses Paid per $1,000*            $    4.04    $       5.08    $       5.79   $       2.45

ANNUALIZED EXPENSE RATIOS             SERIES I       SERIES II      SERIES III   SERIES NAV +
                                        0.81%          1.01%           1.16%          0.73%

CORE BOND TRUST

ACTUAL PORTFOLIO RETURN               SERIES I      SERIES II      SERIES III     SERIES NAV
Beginning Account Value 04/29/2005   $1,000.00    $   1,000.00         N/A       $   1,000.00
Ending Account Value 06/30/2005      $  996.10    $     995.50         N/A       $     967.90
Expenses Paid per $1,000*            $    1.52    $       1.85         N/A       $       1.41

HYPOTHETICAL 5% PORTFOLIO RETURN      SERIES I      SERIES II      SERIES III     SERIES NAV
Beginning Account Value 04/29/2005   $1,000.00    $   1,000.00         N/A       $   1,000.00
Ending Account Value 06/30/2005      $1,006.83    $   1,006.50         N/A       $   1,006.92
Expenses Paid per $1,000*            $    1.53    $       1.86         N/A       $       1.44

ANNUALIZED EXPENSE RATIOS             SERIES I      SERIES II      SERIES III     SERIES NAV
                                       0.91%         1.11%            N/A            0.86%

ACTIVE BOND TRUST

ACTUAL PORTFOLIO RETURN               SERIES I    SERIES II++      SERIES III     SERIES NAV
Beginning Account Value 01/01/2005   $1,000.00    $   1,000.00         N/A       $   1,000.00
Ending Account Value 06/30/2005      $1,016.70    $   1,016.70         N/A       $   1,026.70
Expenses Paid per $1,000*            $    1.15    $       1.48         N/A       $       3.48

HYPOTHETICAL 5% PORTFOLIO RETURN    SERIES I++     SERIES II++     SERIES III    SERIES NAV
Beginning Account Value 01/01/2005   $1,000.00     $  1,000.00         N/A       $  1,000.00
Ending Account Value 06/30/2005      $1,007.22     $  1,006.89         N/A       $  1,021.36
Expenses Paid per $1,000*            $    1.14     $      1.42         N/A       $      3.47

ANNUALIZED EXPENSE RATIOS           SERIES I++    SERIES II++      SERIES III     SERIES NAV
                                       0.68%          0.88%            N/A            0.69%

                                      xviii

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

U.S. GOVERNMENT SECURITIES TRUST

ACTUAL PORTFOLIO RETURN                SERIES I      SERIES II      SERIES III    SERIES NAV +
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00   $   1,000.00   $   1,000.00
Ending Account Value 06/30/2005      $   1,015.00   $   1,015.30   $   1,013.10   $   1,018.20
Expenses Paid per $1,000*            $       3.66   $       4.65   $       5.39   $       2.16

HYPOTHETICAL 5% PORTFOLIO RETURN       SERIES I      SERIES II      SERIES III    SERIES NAV +
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00   $   1,000.00   $   1,000.00
Ending Account Value 06/30/2005      $   1,021.16   $   1,020.18   $   1,019.44   $   1,014.43
Expenses Paid per $1,000*            $       3.67   $       4.66   $       5.41   $       2.16

ANNUALIZED EXPENSE RATIOS              SERIES I      SERIES II     SERIES III     SERIES NAV +
                                         0.73%         0.93%          1.08%          0.65%

SHORT-TERM BOND TRUST

ACTUAL PORTFOLIO RETURN                SERIES I       SERIES II    SERIES III     SERIES NAV
Beginning Account Value 01/01/2005       N/A             N/A          N/A         $ 1,000.00
Ending Account Value 06/30/2005          N/A             N/A          N/A         $ 1,011.30
Expenses Paid per $1,000*                N/A             N/A          N/A         $     3.44

HYPOTHETICAL 5% PORTFOLIO RETURN       SERIES I       SERIES II    SERIES III     SERIES NAV
Beginning Account Value 01/01/2005       N/A             N/A          N/A         $ 1,000.00
Ending Account Value 06/30/2005          N/A             N/A          N/A         $ 1,021.23
Expenses Paid per $1,000*                N/A             N/A          N/A         $     3.46

ANNUALIZED EXPENSE RATIOS              SERIES I       SERIES II    SERIES III     SERIES NAV
                                         N/A             N/A          N/A             0.69%

MONEY MARKET TRUST

ACTUAL PORTFOLIO RETURN                SERIES I        SERIES II      SERIES III      SERIES NAV
Beginning Account Value 01/01/2005   $   1,000.00    $   1,000.00    $   1,000.00         N/A
Ending Account Value 06/30/2005      $   1,010.60    $   1,009.60    $   1,008.90         N/A
Expenses Paid per $1,000*            $       2.75    $       3.75    $       4.48         N/A

HYPOTHETICAL 5% PORTFOLIO RETURN       SERIES I       SERIES II       SERIES III      SERIES NAV
Beginning Account Value 01/01/2005   $   1,000.00    $   1,000.00    $   1,000.00         N/A
Ending Account Value 06/30/2005      $   1,022.06    $   1,021.07    $   1,020.34         N/A
Expenses Paid per $1,000*            $       2.76    $       3.77    $       4.50         N/A

ANNUALIZED EXPENSE RATIOS              SERIES I       SERIES II       SERIES III      SERIES NAV
                                        0.55%           0.75%           0.90%             N/A

MONEY MARKET TRUST B

ACTUAL PORTFOLIO RETURN                 SERIES I       SERIES II      SERIES III      SERIES NAV
Beginning Account Value 01/01/2005        N/A             N/A            N/A         $   1,000.00
Ending Account Value 06/30/2005           N/A             N/A            N/A         $   1,007.00
Expenses Paid per $1,000*                 N/A             N/A            N/A         $       0.94

HYPOTHETICAL 5% PORTFOLIO RETURN        SERIES I       SERIES II      SERIES III      SERIES NAV
Beginning Account Value 01/01/2005        N/A             N/A            N/A         $   1,000.00
Ending Account Value 06/30/2005           N/A             N/A            N/A         $   1,015.77
Expenses Paid per $1,000*                 N/A             N/A            N/A         $       0.95

ANNUALIZED EXPENSE RATIOS               SERIES I       SERIES II      SERIES III      SERIES NAV
                                          N/A             N/A            N/A              0.28%

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

LIFESTYLE AGGRESSIVE 1000 TRUST

ACTUAL PORTFOLIO RETURN                SERIES I      SERIES II      SERIES IIIA   SERIES NAV++
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00   $   1,000.00   $   1,000.00
Ending Account Value 06/30/2005      $   1,004.30   $   1,003.40   $   1,052.50   $   1,090.00
Expenses Paid per $1,000*            $       0.69   $       1.36   $       1.84   $       0.11

HYPOTHETICAL 5% PORTFOLIO RETURN       SERIES I      SERIES II      SERIES IIIA   SERIES NAV++
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00   $   1,000.00   $   1,000.00
Ending Account Value 06/30/2005      $   1,024.11   $   1,023.43   $   1,023.00   $   1,007.98
Expenses Paid per $1,000*            $       0.70   $       1.38   $       1.82   $       0.11

ANNUALIZED EXPENSE RATIOS               SERIES I      SERIES II     SERIES IIIA    SERIES NAV++
                                          0.14%         0.27%          0.36%         0.07%

LIFESTYLE GROWTH 820 TRUST

ACTUAL PORTFOLIO RETURN                SERIES I      SERIES II      SERIES IIIA   SERIES NAV++
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00   $   1,000.00   $   1,000.00
Ending Account Value 06/30/2005      $   1,006.40   $   1,006.40   $   1,046.50   $   1,089.80
Expenses Paid per $1,000*            $       0.67   $       1.39   $       1.83   $       0.10

HYPOTHETICAL 5% PORTFOLIO RETURN       SERIES I      SERIES II      SERIES IIIA   SERIES NAV++
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00   $   1,000.00   $   1,000.00
Ending Account Value 06/30/2005      $   1,024.12   $   1,023.41   $   1,023.01   $   1,007.98
Expenses Paid per $1,000*            $       0.68   $       1.40   $       1.81   $       0.10

ANNUALIZED EXPENSE RATIOS              SERIES I      SERIES II      SERIES IIIA    SERIES NAV++
                                         0.14%         0.28%           0.36%          0.06%

LIFESTYLE BALANCED 640 TRUST

ACTUAL PORTFOLIO RETURN                 SERIES I      SERIES II    SERIES IIIA    SERIES NAV++
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00   $   1,000.00   $   1,000.00
Ending Account Value 06/30/2005      $   1,009.10   $   1,009.00   $   1,098.30   $   1,037.90
Expenses Paid per $1,000*            $       0.67   $       1.39   $       1.85   $       0.10

HYPOTHETICAL 5% PORTFOLIO RETURN       SERIES I      SERIES II      SERIES IIIA   SERIES NAV++
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00   $   1,000.00   $   1,000.00
Ending Account Value 06/30/2005      $   1,024.12   $   1,023.41   $   1,023.03   $   1,007.98
Expenses Paid per $1,000*            $       0.68   $       1.40   $       1.78   $       0.10

ANNUALIZED EXPENSE RATIOS              SERIES I      SERIES II      SERIES IIIA   SERIES NAV++
                                         0.14%          0.28%          0.36%         0.06%

LIFESTYLE MODERATE 460 TRUST

ACTUAL PORTFOLIO RETURN                SERIES I      SERIES II      SERIES IIIA   SERIES NAV++
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00   $   1,000.00   $   1,000.00
Ending Account Value 06/30/2005      $   1,006.40   $   1,005.70   $   1,103.20   $   1,024.60
Expenses Paid per $1,000*            $       0.68   $       1.38   $       1.86   $       0.10

HYPOTHETICAL 5% PORTFOLIO RETURN         SERIES I      SERIES II    SERIES IIIA   SERIES NAV++
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00   $   1,000.00   $   1,000.00
Ending Account Value 06/30/2005      $   1,024.12   $   1,023.41   $   1,023.02   $   1,007.98
Expenses Paid per $1,000*            $       0.69   $       1.40   $       1.79   $       0.10

ANNUALIZED EXPENSE RATIOS             SERIES I       SERIES II     SERIES IIIA    SERIES NAV++
                                        0.14%          0.28%          0.36%          0.06%

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

LIFESTYLE CONSERVATIVE 280 TRUST

ACTUAL PORTFOLIO RETURN                SERIES I      SERIES II      SERIES IIIA   SERIES NAV++
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00   $   1,000.00   $   1,000.00
Ending Account Value 06/30/2005      $   1,014.30   $   1,013.50   $   1,108.90   $   1,019.20
Expenses Paid per $1,000*            $       0.69   $       1.39   $       1.87   $       0.11

HYPOTHETICAL 5% PORTFOLIO RETURN       SERIES I       SERIES II     SERIES IIIA   SERIES NAV++
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00   $   1,000.00   $   1,000.00
Ending Account Value 06/30/2005      $   1,024.11   $   1,023.41   $   1,023.02   $   1,007.98
Expenses Paid per $1,000*            $       0.69   $       1.40   $       1.79   $       0.11

ANNUALIZED EXPENSE RATIOS              SERIES I      SERIES II      SERIES IIIA    SERIES NAV++
                                         0.14%         0.28%          0.36%          0.07%

AMERICAN GROWTH TRUST

ACTUAL PORTFOLIO RETURN                SERIES I       SERIES II     SERIES III    SERIES NAV
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00        N/A            N/A
Ending Account Value 06/30/2005      $   1,032.08   $   1,031.00        N/A            N/A
Expenses Paid per $1,000*            $       1.90   $       2.66        N/A            N/A

HYPOTHETICAL 5% PORTFOLIO RETURN         SERIES I      SERIES II     SERIES III     SERIES NAV
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00        N/A            N/A
Ending Account Value 06/30/2005      $   1,022.92   $   1,022.18        N/A            N/A
Expenses Paid per $1,000*            $       1.90   $       2.65        N/A            N/A

ANNUALIZED EXPENSE RATIOS              SERIES I      SERIES II      SERIES III     SERIES NAV
                                          0.38%          0.53%          N/A            N/A

AMERICAN INTERNATIONAL TRUST

ACTUAL PORTFOLIO RETURN                SERIES I       SERIES II     SERIES III     SERIES NAV
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00        N/A            N/A
Ending Account Value 06/30/2005      $   1,011.34   $   1,010.42        N/A            N/A
Expenses Paid per $1,000*            $       1.89   $       2.63        N/A            N/A

HYPOTHETICAL 5% PORTFOLIO RETURN       SERIES I       SERIES II     SERIES III     SERIES NAV
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00        N/A            N/A
Ending Account Value 06/30/2005      $   1,022.92   $   1,022.18        N/A            N/A
Expenses Paid per $1,000*            $       1.90   $       2.65        N/A            N/A

ANNUALIZED EXPENSE RATIOS              SERIES I       SERIES II     SERIES III     SERIES NAV
                                             0.38%          0.53%       N/A            N/A

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

ACTUAL PORTFOLIO RETURN                SERIES I      SERIES II      SERIES III     SERIES NAV
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00       N/A            N/A
Ending Account Value 06/30/2005      $   1,003.58   $   1,003.90       N/A            N/A
Expenses Paid per $1,000*            $       1.91   $       2.66       N/A            N/A

HYPOTHETICAL 5% PORTFOLIO RETURN       SERIES I       SERIES II     SERIES III     SERIES NAV
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00       N/A            N/A
Ending Account Value 06/30/2005      $   1,022.89   $   1,022.14       N/A            N/A
Expenses Paid per $1,000*            $       1.93   $       2.68       N/A            N/A

ANNUALIZED EXPENSE RATIOS              SERIES I       SERIES II     SERIES III     SERIES NAV
                                         0.38%          0.53%         N/A            N/A

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES - CONTINUED

AMERICAN GROWTH-INCOME TRUST

ACTUAL PORTFOLIO RETURN                SERIES I       SERIES II     SERIES III     SERIES NAV
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00       N/A            N/A
Ending Account Value 06/30/2005      $     996.38   $     995.39       N/A            N/A
Expenses Paid per $1,000*            $       1.87   $       2.61       N/A            N/A

HYPOTHETICAL 5% PORTFOLIO RETURN         SERIES I      SERIES II     SERIES III     SERIES NAV
Beginning Account Value 01/01/2005   $   1,000.00   $   1,000.00       N/A            N/A
Ending Account Value 06/30/2005      $   1,022.92   $   1,022.18       N/A            N/A
Expenses Paid per $1,000*            $       1.90   $       2.65       N/A            N/A

ANNUALIZED EXPENSE RATIOS              SERIES I       SERIES II     SERIES III     SERIES NAV
                                         0.38%          0.53%          N/A            N/A

*Expenses are equal to the Portfolio's annualized expense ratio for each Series, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

+ From period February 28, 2005 to June 30, 2005.

++ From period April 29, 2005 to June 30, 2005.

# From period January 23, 2005 to June 30, 2005.

JOHN HANCOCK TRUST
SECTOR BREAKDOWN

  SECTOR WEIGHTINGS CALCULATED AS A PERCENTAGE OF INVESTMENTS AT JUNE 30, 2005:

SCIENCE & TECHNOLOGY TRUST         % OF TOTAL
--------------------------         ----------
Industrials                            0.31
Consumer Discretionary                 5.06
Health Care                            0.87
Information Technology                92.19
Telecomm Service                       1.57
                                     ------
Total                                100.00
                                     ------

HEALTH SCIENCES TRUST              % OF TOTAL
--------------------------         ----------
Materials                              1.04
Consumer Staples                       0.52
Health Care                           97.82
Financials                             0.62
                                     ------
Total                                100.00
                                     ------

SMALL CAP GROWTH TRUST             % OF TOTAL
--------------------------         ----------
Energy                                 6.09
Materials                              2.00
Industrials                           15.27
Consumer Discretionary                23.56
Consumer Staples                       1.87
Health Care                           16.38
Financials                             6.90
Information Technology                23.38
Telecomm Service                       4.55
                                     ------
Total                                100.00
                                     ------

SMALL CAP TRUST                    % OF TOTAL
--------------------------         ----------
Energy                                 5.97
Materials                              5.23
Industrials                            6.99
Consumer Discretionary                22.19
Consumer Staples                       7.16
Health Care                           14.33
Financials                            14.84
Information Technology                21.06
Utilities                              2.23
                                     ------
Total                                100.00
                                     ------

DYNAMIC GROWTH TRUST               % OF TOTAL
--------------------------         ----------
Energy                                 7.85
Materials                              1.87
Industrials                            5.34
Consumer Discretionary                24.07
Consumer Staples                       1.44
Health Care                           27.50
Financials                             7.16
Information Technology                22.28
Telecomm Service                       2.49
                                     ------
Total                                100.00
                                     ------

PACIFIC RIM TRUST                  % OF TOTAL
--------------------------         ----------
Energy                                 4.15
Materials                             13.51
Industrials                           12.84
Consumer Discretionary                15.09
Consumer Staples                       3.28
Health Care                            2.77
Financials                            30.04
Information Technology                12.23
Telecomm Service                       4.29
Utilities                              1.80
                                     ------
Total                                100.00
                                     ------

EMERGING GROWTH TRUST              % OF TOTAL
--------------------------         ----------
Energy                                 7.39
Materials                              2.08
Industrials                           12.72
Consumer Discretionary                20.66
Consumer Staples                       1.26
Health Care                           20.08
Financials                             8.63
Information Technology                25.43
Telecomm Service                       1.75
                                     ------
Total                                100.00
                                     ------

EMERGING SMALL COMPANY TRUST       % OF TOTAL
--------------------------         ----------
Energy                                 7.16
Materials                              5.54
Industrials                           11.60
Consumer Discretionary                13.03
Health Care                           21.58
Financials                            10.89
Information Technology                29.73
Telecomm Service                       0.47
                                     ------
Total                                100.00
                                     ------

SMALL COMPANY TRUST                % OF TOTAL
--------------------------         ----------
Energy                                 6.70
Materials                              8.25
Industrials                           14.03
Consumer Discretionary                18.20
Consumer Staples                       6.09
Health Care                           11.78
Financials                            16.59
Information Technology                12.41
Telecomm Service                       2.38
Utilities                              3.57
                                     ------
Total                                100.00
                                     ------

MID CAP STOCK TRUST                % OF TOTAL
--------------------------         ----------
Energy                                 7.88
Industrials                           10.66
Consumer Discretionary                28.37
Health Care                           17.85
Financials                             9.80
Information Technology                19.54
Telecomm Service                       5.90
                                     ------
Total                                100.00
                                     ------

                                     xxiii

JOHN HANCOCK TRUST
SECTOR BREAKDOWN - CONTINUED

NATURAL RESOURCES TRUST             % OF TOTAL
-----------------------------       ----------
Energy                                 76.18
Materials                              22.28
Utilities                               1.54
                                      -------
Total                                 100.00
                                      -------

STRATEGIC OPPORTUNITIES TRUST       % OF TOTAL
-----------------------------       ----------
Energy                                  5.80
Materials                               7.08
Industrials                            20.68
Consumer Discretionary                 17.86
Consumer Staples                        3.10
Health Care                            10.28
Financials                              8.00
Information Technology                 24.44
Telecomm Service                        2.76
                                      -------
Total                                 100.00
                                      -------

INTERNATIONAL OPPORTUNITIES TRUST   % OF TOTAL
---------------------------------   ----------
Energy                                  7.12
Materials                               5.86
Industrials                             8.72
Consumer Discretionary                 21.78
Consumer Staples                        6.98
Health Care                            14.00
Financials                             21.17
Information Technology                  7.17
Telecomm Service                        5.92
Utilities                               1.28
                                      -------
Total                                 100.00
                                      -------

INTERNATIONAL SMALL CAP TRUST       % OF TOTAL
-----------------------------       ----------
Energy                                  4.65
Materials                               8.17
Industrials                            32.29
Consumer Discretionary                 21.57
Consumer Staples                        1.92
Health Care                             7.01
Financials                              9.87
Information Technology                 11.69
Telecomm Service                        1.83
Utilities                               1.00
                                      -------
Total                                 100.00
                                      -------

INTERNATIONAL VALUE TRUST           % OF TOTAL
-----------------------------       ----------
Energy                                  8.00
Materials                              11.00
Industrials                            12.55
Consumer Discretionary                 12.96
Consumer Staples                        6.62
Health Care                             5.54
Financials                             18.10
Information Technology                 11.27
Telecomm Service                       11.65
Utilities                               2.31
                                      -------
Total                                 100.00
                                      -------

ALL CAP GROWTH TRUST                % OF TOTAL
-----------------------------       ----------
Energy                                 11.33
Materials                               5.94
Industrials                            11.02
Consumer Discretionary                 14.09
Consumer Staples                        5.16
Health Care                            20.16
Financials                              5.99
Information Technology                 26.31
                                      -------
Total                                 100.00
                                      -------

FINANCIAL SERVICES TRUST            % OF TOTAL
-----------------------------       ----------
Materials                               2.49
Industrials                             7.98
Consumer Discretionary                  5.75
Consumer Staples                        2.95
Financials                             80.83
                                      -------
Total                                 100.00
                                      -------

INTERNATIONAL STOCK TRUST           % OF TOTAL
-----------------------------       ----------
Energy                                  7.90
Materials                               6.52
Industrials                            15.57
Consumer Discretionary                 12.20
Consumer Staples                        6.43
Health Care                             9.32
Financials                             23.80
Information Technology                  9.36
Telecomm Service                        4.30
Utilities                               4.60
                                      -------
Total                                 100.00
                                      -------

OVERSEAS EQUITY TRUST               % OF TOTAL
-----------------------------       ----------
Energy                                  5.33
Materials                               8.00
Industrials                             7.92
Consumer Discretionary                 11.50
Consumer Staples                        6.32
Health Care                             9.90
Financials                             26.70
Information Technology                  9.57
Telecomm Service                       12.19
Utilities                               2.57
                                      -------
Total                                 100.00
                                      -------

QUANTITATIVE MID CAP TRUST          % OF TOTAL
-----------------------------       ----------
Energy                                  7.99
Materials                               2.79
Industrials                            13.47
Consumer Discretionary                 23.68
Consumer Staples                        4.25
Health Care                            10.70
Financials                             14.33
Information Technology                 14.63
Telecomm Service                        0.78
Utilities                               7.38
                                      -------
Total                                 100.00
                                      -------

JOHN HANCOCK TRUST
SECTOR BREAKDOWN - CONTINUED

MID CAP CORE TRUST                  % OF TOTAL
--------------------------------    ----------
Energy                                 19.68
Materials                              11.14
Industrials                             8.59
Consumer Discretionary                 19.55
Consumer Staples                        3.62
Health Care                             7.13
Financials                             10.16
Information Technology                 19.29
Utilities                               0.84
                                      ------
Total                                 100.00
                                      ------

CAPITAL APPRECIATION TRUST          % OF TOTAL
--------------------------------    ----------
Energy                                  4.34
Industrials                             3.39
Consumer Discretionary                 15.08
Consumer Staples                        8.40
Health Care                            25.57
Financials                              8.60
Information Technology                 32.94
Telecomm Service                        1.68
                                      ------
Total                                 100.00
                                      ------

QUANTITATIVE ALL CAP TRUST          % OF TOTAL
--------------------------------    ----------
Energy                                  8.54
Materials                               1.60
Industrials                             9.34
Consumer Discretionary                 13.50
Consumer Staples                        9.10
Health Care                            11.78
Financials                             22.11
Information Technology                 16.51
Telecomm Service                        3.18
Utilities                               4.34
                                      ------
Total                                 100.00
                                      ------

LARGE CAP GROWTH TRUST              % OF TOTAL
--------------------------------    ----------
Energy                                  3.22
Materials                               1.31
Industrials                            11.17
Consumer Discretionary                  9.76
Consumer Staples                       15.60
Health Care                            19.41
Financials                              7.23
Information Technology                 30.28
Telecomm Service                        2.02
                                      ------
Total                                 100.00
                                      ------

U.S. LARGE CAP TRUST                % OF TOTAL
--------------------------------    ----------
Energy                                  9.38
Materials                               2.55
Industrials                            10.14
Consumer Discretionary                  9.68
Consumer Staples                        7.53
Health Care                            17.94
Financials                             17.66
Information Technology                 20.41
Telecomm Service                        2.87
Utilities                               1.84
                                      ------
Total                                 100.00
                                      ------

GLOBAL TRUST                        % OF TOTAL
--------------------------------    ----------
Energy                                 10.16
Materials                               6.84
Industrials                             7.18
Consumer Discretionary                 16.08
Consumer Staples                        3.73
Health Care                            10.63
Financials                             22.48
Information Technology                 12.03
Telecomm Service                        8.72
Utilities                               2.15
                                      ------
Total                                 100.00
                                      ------

U.S. GLOBAL LEADERS GROWTH TRUST    % OF TOTAL
--------------------------------    ----------
Industrials                             4.84
Consumer Discretionary                 17.14
Consumer Staples                       30.38
Health Care                            19.71
Financials                              6.86
Information Technology                 21.07
                                      ------
Total                                 100.00
                                      ------

ALL CAP CORE TRUST                  % OF TOTAL
--------------------------------    ----------
Energy                                  9.25
Materials                               2.63
Industrials                            11.53
Consumer Discretionary                 15.41
Consumer Staples                        5.81
Health Care                            14.99
Financials                             18.17
Information Technology                 14.60
Telecomm Service                        4.40
Utilities                               3.21
                                      ------
Total                                 100.00
                                      ------

BLUE CHIP GROWTH TRUST              % OF TOTAL
--------------------------------    ----------
Energy                                  5.61
Materials                               0.47
Industrials                             9.53
Consumer Discretionary                 16.31
Consumer Staples                        5.62
Health Care                            16.53
Financials                             20.84
Information Technology                 23.00
Telecomm Service                        2.09
                                      ------
Total                                 100.00
                                      ------

CORE EQUITY TRUST                   % OF TOTAL
--------------------------------    ----------
Industrials                             7.86
Consumer Discretionary                 25.37
Consumer Staples                        1.93
Health Care                            17.33
Financials                             17.66
Information Technology                 13.93
Telecomm Service                       10.88
Utilities                               5.04
                                      ------
Total                                 100.00
                                      ------

JOHN HANCOCK TRUST
SECTOR BREAKDOWN - CONTINUED

STRATEGIC VALUE TRUST               % OF TOTAL
-----------------------------       ----------
Energy                                 10.84
Materials                               5.24
Industrials                             7.85
Consumer Discretionary                 12.75
Consumer Staples                        3.91
Health Care                            11.94
Financials                             21.85
Information Technology                 13.83
Telecomm Service                        9.96
Utilities                               1.83
                                      ------
Total                                 100.00
                                      ------

CLASSIC VALUE TRUST                 % OF TOTAL
-----------------------------       ----------
Energy                                  2.17
Industrials                             5.62
Consumer Discretionary                 18.45
Consumer Staples                        5.41
Health Care                            11.24
Financials                             41.39
Information Technology                 11.57
Utilities                               4.15
                                      ------
Total                                 100.00
                                      ------

REAL ESTATE SECURITIES TRUST        % OF TOTAL
-----------------------------       ----------
Consumer Discretionary                  8.01
Financials                             91.99
                                      ------
Total                                 100.00
                                      ------

SMALL CAP VALUE TRUST               % OF TOTAL
-----------------------------       ----------
Energy                                  8.30
Materials                               5.70
Industrials                            18.30
Consumer Discretionary                 15.20
Consumer Staples                        6.00
Health Care                             6.40
Financials                             28.50
Information Technology                  6.70
Utilities                               4.90
                                      ------
Total                                 100.00
                                      ------

SPECIAL VALUE TRUST                 % OF TOTAL
-----------------------------       ----------
Energy                                  7.53
Materials                               5.64
Industrials                            28.52
Consumer Discretionary                 14.86
Consumer Staples                        2.37
Health Care                             8.70
Financials                             23.34
Information Technology                  7.57
Utilities                               1.47
                                      ------
Total                                 100.00
                                      ------

LARGE CAP VALUE TRUST               % OF TOTAL
-----------------------------       ----------
Energy                                 23.63
Materials                               3.95
Industrials                             4.92
Consumer Discretionary                 11.05
Consumer Staples                        1.58
Health Care                            10.87
Financials                             25.81
Information Technology                 14.73
Utilities                               3.46
                                      ------
Total                                 100.00
                                      ------

UTILITIES TRUST                     % OF TOTAL
-----------------------------       ----------
Energy                                 11.62
Consumer Discretionary                 15.90
Telecomm Service                       13.96
Utilities                              58.52
                                      ------
Total                                 100.00
                                      ------

SMALL CAP OPPORTUNITIES TRUST       % OF TOTAL
-----------------------------       ----------
Energy                                  8.67
Materials                               4.62
Industrials                            20.39
Consumer Discretionary                 19.02
Consumer Staples                        1.95
Health Care                             6.10
Financials                             28.35
Information Technology                 10.08
Telecomm Service                        0.05
Utilities                               0.77
                                      ------
Total                                 100.00
                                      ------

SMALL COMPANY VALUE TRUST           % OF TOTAL
-----------------------------       ----------
Energy                                  9.90
Materials                               9.75
Industrials                            22.54
Consumer Discretionary                 15.20
Consumer Staples                        1.70
Health Care                             5.16
Financials                             21.71
Information Technology                 10.38
Telecomm Service                        0.52
Utilities                               3.14
                                      ------
Total                                 100.00
                                      ------

MID VALUE TRUST                     % OF TOTAL
-----------------------------       ----------
Energy                                  5.49
Materials                               7.87
Industrials                            10.04
Consumer Discretionary                 19.67
Consumer Staples                        2.17
Health Care                             9.73
Financials                             23.71
Information Technology                  9.94
Telecomm Service                        2.17
Utilities                               9.21
                                      ------
Total                                 100.00
                                      ------

JOHN HANCOCK TRUST
SECTOR BREAKDOWN - CONTINUED

MID CAP VALUE TRUST                 % OF TOTAL
-----------------------------       ----------
Energy                                  8.44
Materials                              18.00
Industrials                             8.88
Consumer Discretionary                 21.44
Consumer Staples                        4.48
Health Care                             7.31
Financials                             13.59
Information Technology                  8.22
Telecomm Service                        1.52
Utilities                               8.12
                                      ------
Total                                 100.00
                                      ------

ALL CAP VALUE TRUST                 % OF TOTAL
-----------------------------       ----------
Energy                                 15.00
Materials                              13.17
Industrials                            21.62
Consumer Discretionary                 10.90
Consumer Staples                        4.62
Health Care                             9.74
Financials                             11.73
Information Technology                  9.18
Telecomm Service                        2.09
Utilities                               1.95
                                      ------
Total                                 100.00
                                      ------

FUNDAMENTAL VALUE TRUST             % OF TOTAL
-----------------------------       ----------
Energy                                 11.37
Materials                               4.49
Industrials                             6.44
Consumer Discretionary                  8.95
Consumer Staples                       12.75
Health Care                             4.07
Financials                             46.54
Information Technology                  4.67
Telecomm Service                        0.72
                                      ------
Total                                 100.00
                                      ------

LARGE CAP TRUST                     % OF TOTAL
-----------------------------       ----------
Energy                                  3.70
Materials                               4.30
Industrials                             6.20
Consumer Discretionary                 11.20
Consumer Staples                        5.20
Health Care                            19.70
Financials                             24.50
Information Technology                 13.20
Telecomm Service                        4.60
Utilities                               7.40
                                      ------
Total                                 100.00
                                      ------

VALUE TRUST                         % OF TOTAL
-----------------------------       ----------
Energy                                  6.69
Materials                               4.52
Industrials                            15.32
Consumer Discretionary                 20.10
Consumer Staples                        3.02
Health Care                            14.84
Financials                             23.33
Information Technology                  4.06
Telecomm Service                        3.61
Utilities                               4.51
                                      ------
Total                                 100.00
                                      ------

GROWTH & INCOME TRUST II            % OF TOTAL
-----------------------------       ----------
Energy                                  9.23
Materials                               2.40
Industrials                             9.17
Consumer Discretionary                 12.72
Consumer Staples                        6.35
Health Care                            15.13
Financials                             21.83
Information Technology                 16.95
Telecomm Service                        2.32
Utilities                               3.90
                                      ------
Total                                 100.00
                                      ------

GROWTH & INCOME TRUST               % OF TOTAL
-----------------------------       ----------
Energy                                 10.48
Materials                               3.03
Industrials                            11.40
Consumer Discretionary                 10.33
Consumer Staples                        9.68
Health Care                            17.66
Financials                             16.62
Information Technology                 16.66
Telecomm Service                        1.79
Utilities                               2.35
                                      ------
Total                                 100.00
                                      ------

QUANTITATIVE VALUE TRUST            % OF TOTAL
-----------------------------       ----------
Energy                                 13.62
Materials                               2.24
Industrials                             7.53
Consumer Discretionary                 11.13
Consumer Staples                        5.27
Health Care                             6.40
Financials                             35.28
Information Technology                  6.05
Telecomm Service                        5.86
Utilities                               6.62
                                      ------
Total                                 100.00
                                      ------

                                     xxvii

JOHN HANCOCK TRUST
SECTOR BREAKDOWN - CONTINUED

EQUITY-INCOME TRUST                 % OF TOTAL
----------------------------        ----------
Energy                                  9.40
Materials                               4.89
Industrials                            12.41
Consumer Discretionary                 16.38
Consumer Staples                        8.57
Health Care                             8.96
Financials                             19.66
Information Technology                  8.27
Telecomm Service                        5.91
Utilities                               5.55
                                    --------
Total                                 100.00
                                    --------

MANAGED TRUST                       % OF TOTAL
----------------------------        ----------
Energy                                  6.08
Materials                               2.00
Industrials                             7.65
Consumer Discretionary                  7.73
Consumer Staples                        4.46
Health Care                            10.40
Financials                             12.42
Information Technology                  9.65
Telecomm Service                        2.33
Utilities                               1.89
Agency/U.S. Treasury                    4.34
Cash & Cash Equivalents                 6.04
Corporate Bonds                        10.50
Mortgage Backed                        12.50
Municipal                               0.01
Asset Backed                            2.00
                                    --------
Total                                 100.00
                                    --------

HIGH YIELD TRUST                   % OF TOTAL
----------------------------        ----------
Corporate Bonds                        94.53
Cash                                    5.47
                                    --------
Total                                 100.00
                                    --------

STRATEGIC BOND TRUST                % OF TOTAL
----------------------------        ----------
U.S. Investment Grade                  70.40
High Yield                             13.56
Emerging Market Debt                    9.24
Cash/Cash Equivalent                    6.80
                                    --------
Total                                 100.00
                                    --------

INCOME & VALUE TRUST                % OF TOTAL
----------------------------        ----------
Information Technology                 13.50
Health Care                            12.00
Financials                             11.90
Mortgage Backed                         9.70
Agency/US Treasury                      8.80
Corporate Bonds                         8.70
Industrials                             6.80
Energy                                  6.30
Consumer Staples                        5.50
Asset-Backed                            1.90
Telecomm Service                        1.90
Materials                               1.80
Cash & Cash Equivalents                 1.80
Foreign Government                      1.30
Utilities                               1.30
Consumer Discretionary                  6.80
                                    --------
Total                                 100.00
                                    --------

GLOBAL ALLOCATION TRUST             % OF TOTAL
----------------------------        ----------
Energy                                  3.56
Materials                               1.80
Industrials                             5.68
Consumer Discretionary                  7.97
Consumer Staples                        3.59
Health Care                             9.48
Financials                             16.22
Information Technology                  5.70
Telecomm Service                        4.47
Utilities                               3.52
Agency/U.S. Treasury                    5.00
Foreign Government                      3.60
Corporate Bonds                         3.63
Mortgage Backed                         8.28
Commingled Fund                         6.75
Asset Backed                            0.78
Cash & Cash Equivalents                 9.97
                                    --------
Total                                 100.00
                                    --------

U.S. HIGH YIELD BOND TRUST          % OF TOTAL
----------------------------        ----------
Consumer Discretionary                 28.19
Consumer Staples                        2.76
Energy                                  4.37
Financials                              1.99
Health Care                             5.38
Industrials                            20.47
Information Technology                  5.42
Materials                               6.36
Telecommunications                     14.66
Utilities                               0.69
Cash                                    9.69
                                    --------
Total                                  99.98
                                    --------

STRATEGIC INCOME TRUST              % OF TOTAL
----------------------------        ----------
Foreign Non Corporate                  51.00
Cash and Accruals                      17.60
Industrial                             15.50
Treasury                                5.40
Agency                                 10.00
Finance                                 0.50
                                    --------
Total                                 100.00
                                    --------

                                     xviii

JOHN HANCOCK TRUST
SECTOR BREAKDOWN - CONTINUED

GLOBAL BOND TRUST                   % OF TOTAL
--------------------------------    ----------
U.S. Treasury/Agency                  (10.00)
Mortgage Backed                        21.00
Corporates/Other                        2.00
International                          57.00
Emerging Markets                        2.00
Net Cash & Equivalents                 28.00
                                      ------
Total                                 100.00
                                      ------

TOTAL RETURN TRUST                  % OF TOTAL
--------------------------------    ----------
U.S. Treasury/Agency                   17.00
Mortgage Backed                        45.00
Corporates/Other                        6.00
International                           5.00
Emerging Markets                        4.00
Net Cash & Equivalents                 23.00
                                      ------
Total                                 100.00
                                      ------

CORE BOND TRUST                     % OF TOTAL
--------------------------------    ----------
U.S. Treasury/Agency                   27.65
Mortgage Backed                        17.37
CMO's                                  25.53
Asset Backed                           13.23
Credit                                 16.22
                                      ------
Total                                 100.00
                                      ------

U.S. GOVERNMENT SECURITIES TRUST    % OF TOTAL
--------------------------------    ----------
U. S. Treasury/Agency                  15.94
Mortgage Backed                        74.04
CMO's                                   1.98
Cash                                    8.04
                                      ------
Total                                 100.00
                                      ------

MONEY MARKET TRUST                  % OF TOTAL
--------------------------------    ----------
U.S. Treasury/Agency                   52.00
Corporate Paper                        48.00
                                      ------
                                      100.00
                                      ------

INVESTMENT QUALITY BOND TRUST       % OF TOTAL
--------------------------------    ----------
U.S. Treasury/Agency                   28.80
Corporate Bonds                        45.70
Mortgage Backed                        17.90
Asset Backed                            2.00
Municipals                              1.80
Foreign Governments/Agencies            1.10
Other (Cash & Cash Equivalents)         2.70
                                      ------
Total                                 100.00
                                      ------

REAL RETURN BOND TRUST              % OF TOTAL
--------------------------------    ----------
U.S. Treasury/Agency                   84.00
Corporates/Other                        3.00
International                           5.00
Emerging Markets                        2.00
Net Cash & Equivalents                  6.00
                                      ------
Total                                 100.00
                                      ------

ACTIVE BOND TRUST                   % OF TOTAL
--------------------------------    ----------
U.S. Treasury/Agency                   40.49
Foreign Governments/Agencies            1.64
Corporate Bonds                        25.05
CMO's                                  12.40
Asset Backed                            3.10
Municipals                              0.04
Cash                                   17.28
                                      ------
Total                                 100.00
                                      ------

SHORT-TERM BOND TRUST               % OF TOTAL
--------------------------------    ----------
U.S. Treasury/Agency                   10.32
Corporate Paper                        46.14
Mortgages                              18.55
Asset-Backed                           11.40
Commercial Mortgages                   12.53
Cash                                    1.06
                                      ------
                                      100.00
                                      ------

MONEY MARKET TRUST B                % OF TOTAL
--------------------------------    ----------
U.S. Treasury/Agency                   68.00
Corporate Paper                        32.00
                                      ------
                                      100.00
                                      ------

                     This page was intentionally left blank.

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                               SCIENCE &                        HEALTH       EMERGING
                                                              TECHNOLOGY      PACIFIC RIM      SCIENCES       GROWTH
                                                                 TRUST            TRUST         TRUST          TRUST
                                                           ----------------   ------------  -------------  -------------
ASSETS
Investments in securities, at value                         $   478,442,712   $102,980,751   $210,659,369   $242,652,076
   Securities on loan, at value (Note 2)                         47,681,237     26,250,824              -     52,708,722
   Repurchase agreements, at value                                2,017,000      3,216,000      1,035,000          7,000
                                                           ----------------   ------------  -------------  -------------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
   accompanying portfolio of investments)                       528,140,949    132,447,575    211,694,369    295,367,798
Cash                                                                    816            857            935            378
Foreign currency                                                         20      1,462,674          1,113              -
Receivables:
   Investments sold                                               4,766,048          2,735      2,013,567      1,084,403
   Fund shares sold                                                     741            827        115,320         13,974
   Dividends and interest                                           213,014        237,558         43,853        106,551
   Foreign tax withholding reclaims                                   2,983              -         11,228              -
Other assets                                                          7,280          2,658          3,989          6,044
                                                           ----------------   ------------  -------------  -------------
   TOTAL ASSETS                                                 533,131,851    134,154,884    213,884,374    296,579,148
                                                           ----------------   ------------  -------------  -------------

LIABILITIES
Payables:
   Investments purchased                                          4,223,072              -      2,872,709              -
   Fund shares redeemed                                             441,207        156,449         78,158        883,244
   Capital gains withholding tax                                          -        202,513              -              -
   Accrued fund administration expense                                8,166          1,681          3,329          4,225
   Other payables and accrued expenses                               84,838         54,450         63,097         51,199
   Collateral for securities lending                             49,070,011     27,602,216              -     54,126,444
Written options outstanding, at value                                     -              -      3,085,573              -
                                                           ----------------   ------------  -------------  -------------
   TOTAL LIABILITIES                                             53,827,294     28,017,309      6,102,866     55,065,112
                                                           ----------------   ------------  -------------  -------------
NET ASSETS                                                  $   479,304,557   $106,137,575   $207,781,508   $241,514,036
                                                           ================   ============  =============  =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                 ($     1,363,982)  $    627,719  ($    834,474) ($    591,461)
Accumulated undistributed net realized gain (loss) on
   investments, options, foreign currency
   and forward foreign currency contracts                    (1,052,003,753)    (7,438,226)     6,659,866    (15,862,519)
Unrealized appreciation (depreciation) on:
   Investments **                                                29,982,001     14,278,374     14,327,433     26,068,242
   Written options contracts                                              -              -        765,283              -
   Foreign currency and forward foreign currency contracts              871        (13,707)        (1,262)             -
Capital shares at par value of $.01                                 429,699        111,731        151,586        148,818
Additional paid-in capital                                    1,502,259,721     98,571,684    186,713,076    231,750,956
                                                           ----------------   ------------  -------------  -------------
NET ASSETS                                                  $   479,304,557   $106,137,575   $207,781,508   $241,514,036
                                                           ================   ============  =============  =============
Investments in securities, including repurchase agreements
   and securities on loan, at identified cost               $   498,158,948   $117,966,688   $197,366,936   $269,299,556
                                                           ----------------   ------------  -------------  -------------
Foreign currency, at identified cost                        $            20   $  1,475,231   $      1,124              -
                                                           ================   ============  =============  =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                         $   415,831,989   $ 79,557,231   $110,619,481   $218,426,808
                                                           ================   ============  =============  =============
Shares Outstanding                                               37,265,715      8,368,952      8,053,942     13,457,746
                                                           ----------------   ------------  -------------  -------------
Net asset value, offering and redemption price per share    $         11.16   $       9.51   $      13.73   $      16.23
                                                           ================   ============  =============  =============

SERIES II SHARES:
Net Assets at value                                         $    61,820,982   $ 26,457,402   $ 71,029,154   $  6,317,494
                                                           ================   ============  =============  =============
Shares Outstanding                                                5,556,099      2,791,176      5,202,092        390,930
                                                           ----------------   ------------  -------------  -------------
Net asset value, offering and redemption price per share    $         11.13   $       9.48   $      13.65   $      16.16
                                                           ================   ============  =============  =============

SERIES III SHARES:
Net Assets at value                                         $     1,582,959   $     83,369   $    239,565   $    160,709
                                                           ================   ============  =============  =============
Shares Outstanding                                                  141,938          8,813         17,454          9,910
                                                           ----------------   ------------  -------------  -------------
Net asset value, offering and redemption price per share    $         11.15   $       9.46   $      13.73   $      16.22
                                                           ================   ============  =============  =============

SERIES NAV SHARES:
Net Assets at value                                         $        68,627   $     39,573   $ 25,893,308   $ 16,609,025
                                                           ================   ============  =============  =============
Shares Outstanding                                                    6,146          4,148      1,885,069      1,023,204
                                                           =---------------   ------------  -------------  -------------
Net asset value, offering and redemption price per share    $         11.17   $       9.54   $      13.74   $      16.23
                                                           ================   ============  =============  =============

** Net of deferred foreign withholding taxes of $202,513 for Pacific Rim Trust.

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                                   SMALL          EMERGING         SMALL          SMALL
                                                                 CAP GROWTH     SMALL COMPANY       CAP          COMPANY
                                                                   TRUST            TRUST          TRUST          TRUST
                                                               -------------  ---------------   ------------  -------------
ASSETS
Investments in securities, at value                             $213,672,169   $  494,626,328   $218,806,003   $ 92,626,997
   Securities on loan, at value (Note 2)                          51,877,112      115,064,272              -     22,739,432
   Repurchase agreements, at value                                         -       14,872,000              -      1,064,000
                                                               -------------  ---------------   ------------  -------------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See accompanying
   portfolio of investments)                                     265,549,281      624,562,600    218,806,003    116,430,429
Cash                                                                       -              448              -            184
Receivables:
   Investments sold                                                5,152,654        3,266,571      2,147,622        630,875
   Fund shares sold                                                  155,657          119,918        499,823        198,932
   Variation margin for open futures contracts                             -                -              -         55,147
   Dividends and interest                                             26,101          100,613         12,454              -
Other assets                                                           3,244            7,324          3,287          1,322
                                                               -------------  ---------------   ------------  -------------
   TOTAL ASSETS                                                  270,886,937      628,057,474    221,469,189    117,316,889
                                                               -------------  ---------------   ------------  -------------

LIABILITIES
Payables:
   Investments purchased                                           6,118,207        2,720,415      4,044,600        982,747
   Fund shares redeemed                                               31,101           26,892            119         15,971
   Due to custodian                                                   99,724                -            217              -
   Accrued fund administration expense                                 2,868            7,390          2,745            800
   Other payables and accrued expenses                                34,117           73,992         44,499         47,718
   Collateral for securities lending                              51,663,253      118,040,885              -     23,315,455
                                                               -------------  ---------------  -------------  -------------
   TOTAL LIABILITIES                                              57,949,270      120,869,574      4,092,180     24,362,691
                                                               -------------  ---------------  -------------  -------------
NET ASSETS                                                      $212,937,667   $  507,187,900   $217,377,009   $ 92,954,198
                                                               =============  ===============  =============  =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                     ($    867,512) ($    1,886,770) ($    118,199) ($     44,649)
Accumulated undistributed net realized gain (loss) on
   investments, foreign currency and forward foreign
   currency contracts                                            (84,936,813)     (16,299,132)     2,697,404      3,482,061
Unrealized appreciation (depreciation) on:
   Investments                                                    26,872,669       63,328,202     14,219,176      5,777,223
   Foreign currency and forward foreign currency contracts                 -                6              -              -
Capital shares at par value of $.01                                  236,174          178,322        160,327         61,619
Additional paid-in capital                                       271,633,149      461,867,272    200,418,301     83,677,944
                                                               -------------  ---------------   ------------  -------------
NET ASSETS                                                      $212,937,667   $  507,187,900   $217,377,009   $ 92,954,198
                                                               =============  ===============  =============  =============
Investments in securities, including repurchase agreements and
   securities on loan, at identified cost                       $238,676,612   $  561,234,398   $204,586,827   $110,653,206
                                                               =============  ===============  =============  =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                             $      1,091   $  321,911,046   $    439,625   $  2,949,796
                                                               =============  ===============  =============  =============
Shares Outstanding                                                       121       11,310,427         32,437        195,446
                                                               -------------  ---------------   ------------  -------------
Net asset value, offering and redemption price per share        $       9.00+  $        28.46   $      13.55   $      15.09
                                                               =============  ===============  =============  =============

SERIES II SHARES:
Net Assets at value                                             $    501,639   $   70,043,534   $    111,136   $ 30,436,988
                                                               =============  ===============  =============  =============
Shares Outstanding                                                    55,729        2,473,618          8,193      2,021,218
                                                               -------------  ---------------   ------------  -------------
Net asset value, offering and redemption price per share        $       9.00   $        28.32   $      13.57   $      15.06
                                                               =============  ===============  =============  =============

SERIES III SHARES:
Net Assets at value                                                        -   $       46,991              -              -
                                                               =============  ===============  =============  =============
Shares Outstanding                                                         -            1,652              -              -
                                                               -------------  ---------------   ------------  -------------
Net asset value, offering and redemption price per share                   -   $        28.45              -              -
                                                               =============  ===============  =============  =============

SERIES NAV SHARES:
Net Assets at value                                             $212,434,937   $  115,186,329   $216,826,248   $ 59,567,414
                                                               =============  ===============  =============  =============
Shares Outstanding                                                23,561,532        4,046,457     15,992,056      3,945,266
                                                               -------------  ---------------   ------------  -------------
Net asset value, offering and redemption price per share        $       9.02   $        28.47   $      13.56   $      15.10
                                                               =============  ===============  =============  =============

+ Net assets and shares outstanding have been rounded for presentation purposes.
  The net asset value is as reported on June 30, 2005.

    The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                                   DYNAMIC         MID CAP         NATURAL         ALL CAP
                                                                   GROWTH           STOCK         RESOURCES        GROWTH
                                                                    TRUST           TRUST           TRUST           TRUST
                                                               --------------  ---------------   ------------  --------------
ASSETS
Investments in securities, at value                             $ 180,690,757   $  957,249,726   $717,604,859   $ 610,830,709
   Securities on loan, at value (Note 2)                           39,054,350      237,905,897    146,487,235      28,195,077
   Repurchase agreements, at value                                  3,547,000       37,592,000     16,689,000      24,124,000
                                                               --------------  ---------------   ------------  --------------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See accompanying
   portfolio of investments)                                      223,292,107    1,232,747,623    880,781,094     663,149,786
Cash                                                                      221            1,028          1,015              96
Foreign currency                                                            -           97,623        100,809               -
Receivables:
   Investments sold                                                 1,026,812        1,145,145              -       1,381,887
   Fund shares sold                                                     4,224        1,751,267      2,269,027       1,244,623
   Dividends and interest                                              51,148          402,357      1,239,415         286,110
   Foreign tax withholding reclaims                                       460                -         47,850          13,670
Other assets                                                            2,062           14,233         11,355           7,745
                                                               --------------  ---------------   ------------  --------------
   TOTAL ASSETS                                                   224,377,034    1,236,159,276    884,450,565     666,083,917
                                                               --------------  ---------------   ------------  --------------

LIABILITIES
Payables:
   Investments purchased                                                    -       18,645,583              -      13,878,294
   Fund shares redeemed                                                 8,762                -              -         265,651
   Accrued fund administration expense                                  2,722           13,544          7,643           8,903
   Other payables and accrued expenses                                 30,467          339,216         95,688          89,664
   Collateral for securities lending                               39,951,109      243,816,386    148,554,421      28,872,990
                                                               --------------  ---------------   ------------  --------------
   TOTAL LIABILITIES                                               39,993,060      262,814,729    148,657,752      43,115,502
                                                               --------------  ---------------   ------------  --------------
NET ASSETS                                                      $ 184,383,974   $  973,344,547   $735,792,813   $ 622,968,415
                                                               ==============  ===============   ============  ==============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                     ($     630,370) ($    1,420,752)  $  3,088,418  ($      17,362)
Accumulated undistributed net realized gain (loss) on
   investments, foreign currency and forward foreign
   currency contracts                                            (160,344,527)      33,621,113     13,184,859    (241,159,720)
Unrealized appreciation (depreciation) on:
   Investments                                                     34,832,431      118,773,318    209,868,424      70,053,012
   Foreign currency and forward foreign currency contracts                  -             (299)         1,484               -
Capital shares at par value of $.01                                   365,545          716,385        292,255         415,563
Additional paid-in capital                                        310,160,895      821,654,782    509,357,373     793,676,922
                                                               --------------  ---------------   ------------  --------------
NET ASSETS                                                      $ 184,383,974   $  973,344,547   $735,792,813   $ 622,968,415
                                                               ==============  ===============   ============  ==============
Investments in securities, including repurchase agreements and
   securities on loan, at identified cost                       $ 188,459,676   $1,113,974,305   $670,912,670   $ 593,096,774
                                                               --------------  ---------------   ------------  --------------
Foreign currency, at identified cost                                        -   $       97,623   $    100,768               -
                                                               ==============  ===============   ============  ==============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                             $ 128,139,060   $  440,356,110    $36,104,634   $ 321,703,531
                                                               ==============  ===============   ============  ==============
Shares Outstanding                                                 25,377,108       32,390,906      1,428,870      21,458,690
                                                               --------------  ---------------   ------------  --------------
Net asset value, offering and redemption price per share        $        5.05   $        13.60   $      25.27   $       14.99
                                                               ==============  ===============   ============  ==============

SERIES II SHARES:
Net Assets at value                                             $  42,176,975   $  159,551,982   $148,208,555   $  33,515,232
                                                               ==============  ===============   ============  ==============
Shares Outstanding                                                  8,394,606       11,805,079      5,892,961       2,248,944
                                                               --------------  ---------------   ------------  --------------
Net asset value, offering and redemption price per share        $        5.02   $        13.52   $      25.15   $       14.90
                                                               ==============  ===============   ============  ==============

SERIES III SHARES:
Net Assets at value                                                         -   $    1,214,868   $    551,056               -
                                                               ==============  ===============   ============  ==============
Shares Outstanding                                                          -           89,422         21,940               -
                                                               --------------  ---------------   ------------  --------------
Net asset value, offering and redemption price per share                    -   $        13.59   $      25.12               -
                                                               ==============  ===============   ============  ==============

SERIES NAV SHARES:
Net Assets at value                                             $  14,067,939   $  372,221,587   $550,928,568   $ 267,749,652
                                                               ==============  ===============   ============  ==============
Shares Outstanding                                                  2,782,808       27,353,042     21,881,729      17,848,636
                                                               --------------  ---------------   ------------  --------------
Net asset value, offering and redemption price per share        $        5.06   $        13.61   $      25.18   $       15.00
                                                               ==============  ===============   ============  ==============

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                                  STRATEGIC       FINANCIAL    INTERNATIONAL   INTERNATIONAL
                                                                OPPORTUNITIES     SERVICES     OPPORTUNITIES       STOCK
                                                                    TRUST          TRUST           TRUST           TRUST
                                                               --------------   ------------   -------------   -------------
ASSETS
Investments in securities, at value                             $ 450,093,463   $142,465,051   $ 336,206,249   $ 726,112,462
   Securities on loan, at value (Note 2)                           56,536,015     15,067,473               -     142,699,133
   Repurchase agreements, at value                                  9,118,000              -               -       6,720,000
                                                               --------------   ------------   -------------   -------------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See accompanying
   portfolio of investments)                                      515,747,478    157,532,524     336,206,249     875,531,595
Cash                                                                      622          6,461             627               -
Foreign currency                                                           16              -          11,744         901,692
Receivables:
   Investments sold                                                 5,856,987              -       3,596,423       2,560,977
   Fund shares sold                                                       100            231         836,973         273,250
   Dividends and interest                                             297,489        213,262       2,753,743       1,172,031
   Foreign tax withholding reclaims                                     6,960         26,382          18,620         166,472
Other assets                                                            5,554          3,234           5,161           9,744
                                                               --------------   ------------   -------------   -------------
   TOTAL ASSETS                                                   521,915,206    157,782,094     343,429,540     880,615,761
                                                               --------------   ------------   -------------   -------------

LIABILITIES
Payables:
   Investments purchased                                            4,371,698              -       1,941,183       4,480,100
   Fund shares redeemed                                               737,347         99,475               -         128,475
   Capital gains withholding tax                                      401,242              -               -               -
   Due to custodian                                                         -              -               -          24,863
   Accrued fund administration expense                                  7,480          1,522           4,311           8,677
   Other payables and accrued expenses                                 87,938         58,947          58,686         180,675
   Collateral for securities lending                               57,877,582     15,406,922               -     149,966,289
                                                               --------------   ------------   -------------   -------------
   TOTAL LIABILITIES                                               63,483,287     15,566,866       2,004,180     154,789,079
                                                               --------------   ------------   -------------   -------------
NET ASSETS                                                      $ 458,431,919   $142,215,228   $ 341,425,360   $ 725,826,682
                                                               ==============   ============   =============   =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                     ($    (209,311)  $    255,745   $   3,486,344   $   6,896,051
Accumulated undistributed net realized gain (loss) on
   investments, foreign currency and forward foreign
   currency contracts                                            (598,836,408)    (1,644,824)     (2,079,264)    (79,359,251)
Unrealized appreciation (depreciation) on:
   Investments **                                                  46,161,891     24,106,217       1,742,702     101,154,015
   Foreign currency and forward foreign currency contracts                 15             60         (60,108)        (46,163)
Capital shares at par value of $.01                                   429,465        103,588         270,671         662,288
Additional paid-in capital                                      1,010,886,267    119,394,442     338,065,015     696,519,742
                                                               --------------   ------------   -------------   -------------
NET ASSETS                                                      $ 458,431,919   $142,215,228   $ 341,425,360   $ 725,826,682
                                                               ==============   ============   =============   =============
Investments in securities, including repurchase agreements and
   securities on loan, at identified cost                       $ 469,184,345   $133,426,307   $ 334,463,547   $ 774,377,580
                                                               --------------   ------------   -------------   -------------
Foreign currency, at identified cost                            $          16              -   $      11,741   $     909,986
                                                               ==============   ============   =============   =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                             $ 433,390,628   $ 48,102,238   $      38,867   $ 143,351,483
                                                               ==============   ============   =============   =============
Shares Outstanding                                                 40,598,065      3,499,484           3,082      13,058,858
                                                               --------------   ------------   -------------   -------------
Net asset value, offering and redemption price per share        $       10.68   $      13.75   $       12.61   $       10.98
                                                               ==============   ============   =============   =============

SERIES II SHARES:
Net Assets at value                                             $  25,041,077   $ 40,915,526   $     803,016   $  27,672,905
                                                               ==============   ============   =============   =============
Shares Outstanding                                                  2,348,402      2,988,708          63,715       2,509,989
                                                               --------------   ------------   -------------   -------------
Net asset value, offering and redemption price per share        $       10.66   $      13.69   $       12.60   $       11.03
                                                               ==============   ============   =============   =============

SERIES III SHARES:
Net Assets at value                                                         -   $    118,702               -               -
                                                               ==============   ============   =============   =============
Shares Outstanding                                                          -          8,679               -               -
                                                               --------------   ------------   -------------   -------------
Net asset value, offering and redemption price per share                    -   $      13.68               -               -
                                                               ==============   ============   =============   =============

SERIES NAV SHARES:
Net Assets at value                                             $         214   $ 53,078,762   $ 340,583,477   $ 554,802,294
                                                               ==============   ============   =============   =============
Shares Outstanding                                                         20      3,861,917      27,000,333      50,659,977
                                                               --------------   ------------   -------------   -------------
Net asset value, offering and redemption price per share        $       10.67   $      13.74   $       12.61   $       10.95
                                                               ==============   ============   =============   =============

** Net of deferred foreign withholding taxes of $401,242 for Strategic
   Opportunities Trust.

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                                INTERNATIONAL     OVERSEAS     INTERNATIONAL     QUANTITATIVE
                                                                  SMALL CAP        EQUITY          VALUE           MID CAP
                                                                    TRUST          TRUST           TRUST            TRUST
                                                                -------------   ------------   --------------   -------------
ASSETS
Investments in securities, at value                             $ 515,209,428   $216,267,525   $1,394,898,030    $149,332,998
   Securities on loan, at value (Note 2)                           80,294,200     50,631,137      211,125,781      24,266,050
   Repurchase agreements, at value                                 52,006,000      3,548,000       92,283,000          61,000
                                                                -------------   ------------   --------------   -------------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See accompanying
   portfolio of investments)                                      647,509,628    270,446,662    1,698,306,811     173,660,048
Cash                                                                      778          2,976           24,681             617
Foreign currency                                                    4,781,682        437,514       10,293,461               -
Receivables:
   Forward foreign currency contracts (Note 8)                              -        282,834                -               -
   Investments sold                                                 3,322,864        199,055        8,042,330       2,511,979
   Fund shares sold                                                    41,197            200          592,281             100
   Dividends and interest                                           1,547,058        294,422        3,680,338          53,939
   Foreign tax withholding reclaims                                   152,558         57,954          292,002               -
Other assets                                                            8,730         11,135           20,346           1,832
                                                                -------------   ------------   --------------   -------------
   TOTAL ASSETS                                                   657,364,495    271,732,752    1,721,252,250     176,228,515
                                                                -------------   ------------   --------------   -------------

LIABILITIES
Payables:
   Forward foreign currency contracts (Note 8)                              -         19,507                -               -
   Investments purchased                                            3,388,887        729,115        6,787,180       3,113,609
   Fund shares redeemed                                             2,108,550         28,942          224,479         477,324
   Capital gains withholding tax                                           57              -                -               -
   Accrued fund administration expense                                  7,183          3,159           18,376           2,088
   Other payables and accrued expenses                                176,324        264,657          457,006          30,881
   Collateral for securities lending                               84,785,601     53,201,037      220,773,556      24,832,174
                                                                -------------   ------------   --------------   -------------
   TOTAL LIABILITIES                                               90,466,602     54,246,417      228,260,597      28,456,076
                                                                -------------   ------------   --------------   -------------
NET ASSETS                                                      $ 566,897,893   $217,486,335   $1,492,991,653    $147,772,439
                                                                =============   ============   ==============   =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                      $   5,265,157   $  1,120,912   $   15,655,195   ($     49,605)
Accumulated undistributed net realized gain (loss) on
   investments, foreign currency and forward foreign
   currency contracts                                             (53,907,541)   (23,027,789)      45,548,576     (12,185,018)
Unrealized appreciation (depreciation) on:
   Investments **                                                  88,937,328     19,151,321      129,743,912      27,318,273
   Foreign currency and forward foreign currency contracts            (70,429)       256,029         (512,211)              -
Capital shares at par value of $.01                                   322,468         80,025        1,029,368         109,458
Additional paid-in capital                                        526,350,910    219,905,837    1,301,526,813     132,579,331
                                                                -------------   ------------   --------------   -------------
NET ASSETS                                                      $ 566,897,893   $217,486,335   $1,492,991,653    $147,772,439
                                                                =============   ============   ==============   =============
Investments in securities, including repurchase agreements and
   securities on loan, at identified cost                       $ 558,572,243   $251,295,342   $1,568,562,899    $146,341,775
                                                                -------------   ------------   --------------   -------------
Foreign currency, at identified cost                            $   4,831,722   $    437,509   $   10,694,057               -
                                                                =============   ============   ==============   =============


NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                             $ 171,302,782   $        566   $  488,453,779    $134,913,096
                                                                =============   ============   ==============   =============
Shares Outstanding                                                  9,733,682             53       33,613,376       9,987,769
                                                                -------------   ------------   --------------   -------------
Net asset value, offering and redemption price per share        $       17.60   $      10.67+  $        14.53    $      13.51
                                                                =============   ============   ==============   =============

SERIES II SHARES:
Net Assets at value                                             $  46,703,273   $    353,089   $  201,142,915    $ 12,834,751
                                                                =============   ============   ==============   =============
Shares Outstanding                                                  2,646,952         33,172       13,872,511         956,171
                                                                -------------   ------------   --------------   -------------
Net asset value, offering and redemption price per share        $       17.64   $      10.64   $        14.50    $      13.42
                                                                =============   ============   ==============   =============

SERIES III SHARES:
Net Assets at value                                             $      78,533              -                -               -
                                                                =============   ============   ==============   =============
Shares Outstanding                                                      4,463              -                -               -
                                                                -------------   ------------   --------------   -------------
Net asset value, offering and redemption price per share        $       17.60              -                -               -
                                                                =============   ============   ==============   =============

SERIES NAV SHARES:
Net Assets at value                                             $ 348,813,305   $217,132,680   $  803,394,959    $     24,592
                                                                =============   ============   ==============   =============
Shares Outstanding                                                 19,861,693     20,383,151       55,450,589           1,820
                                                                -------------   ------------   --------------   -------------
Net asset value, offering and redemption price per share        $       17.56   $      10.65   $        14.49    $      13.51
                                                                =============   ============   ==============   =============

** Net of deferred foreign taxes of $57 for International Small Cap Trust

+ Net assets and shares outstanding have been rounded for presentation purposes.
  The net asset value is as reported on June 30, 2005.

   The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                                  MID CAP                       CAPITAL       U.S. GLOBAL
                                                                   CORE           GLOBAL      APPRECIATION   LEADERS GROWTH
                                                                   TRUST          TRUST          TRUST           TRUST
                                                                ------------   ------------  -------------   --------------
ASSETS
Investments in securities, at value                             $151,899,511   $356,011,710   $358,538,108   $  405,549,714
   Securities on loan, at value (Note 2)                          11,502,940     59,283,489     11,823,707          399,854
   Repurchase agreements, at value                                30,747,000     13,645,000              -       11,071,000
                                                                ------------   ------------  -------------   --------------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See accompanying
   portfolio of investments)                                     194,149,451    428,940,199    370,361,815      417,020,568
Cash                                                                     505         16,330            871              325
Foreign currency                                                         834      2,202,674              -                -
Receivables:
Investments sold                                                           -        378,542      1,225,188                -
   Fund shares sold                                                  253,062            783      1,393,838        2,050,218
   Dividends and interest                                            111,672        692,183        167,782          318,936
   Foreign tax withholding reclaims                                        -         47,009         13,574                -
Other assets                                                           2,612          5,897          4,535            7,482
                                                                ------------   ------------  -------------   --------------
   TOTAL ASSETS                                                  194,518,136    432,283,617    373,167,603      419,397,529
                                                                ------------   ------------  -------------   --------------

LIABILITIES
Payables:
   Investments purchased                                              61,051      1,746,175      1,213,788                -
   Delayed delivery securities                                             -        294,036              -                -
   Fund shares redeemed                                                  123              -      1,909,008           42,408
   Accrued fund administration expense                                 1,109          5,489          3,578            2,719
   Other payables and accrued expenses                                26,263        137,662         46,680          102,035
   Collateral for securities lending                              11,767,588     61,889,957     12,091,850          409,436
                                                                ------------   ------------  -------------   --------------
   TOTAL LIABILITIES                                              11,856,134     64,073,319     15,264,904          556,598
                                                                ------------   ------------  -------------   --------------
NET ASSETS                                                      $182,662,002   $368,210,298   $357,902,699   $  418,840,931
                                                                ============   ============  =============   ==============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                      $    260,354   $  3,733,791  ($    109,199)  $      376,485
Accumulated undistributed net realized gain (loss) on
   investments, foreign currency and forward foreign
   currency contracts                                              4,185,447    (60,125,413)    (1,246,969)      (1,415,064)
Unrealized appreciation (depreciation) on:
   Investments                                                     7,699,872     30,361,846     37,996,923        3,574,349
   Foreign currency and forward foreign currency contracts               (13)       (43,419)             -                -
Capital shares at par value of $.01                                  114,088        251,007        405,606          336,446
Additional paid-in capital                                       170,402,254    394,032,486    320,856,338      415,968,715
                                                                ------------   ------------  -------------   --------------
NET ASSETS                                                      $182,662,002   $368,210,298   $357,902,699   $  418,840,931
                                                                ============   ============  =============   ==============
Investments in securities, including repurchase agreements and
   securities on loan, at identified cost                       $186,449,579   $398,578,353   $332,364,892   $  413,446,219
                                                                ------------   ------------  -------------   --------------
Foreign currency, at identified cost                            $        847   $  2,233,934              -                -
                                                                ============   ============  =============   ==============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                             $  9,718,086   $336,291,106   $ 54,349,881   $   71,224,749
                                                                ============   ============  =============   ==============
Shares Outstanding                                                   606,443     22,916,605      6,155,414        5,723,287
                                                                ------------   ------------  -------------   --------------
Net asset value, offering and redemption price per share        $      16.02   $      14.67   $       8.83   $        12.44
                                                                ============   ============  =============   ==============

SERIES II SHARES:
Net Assets at value                                             $ 40,677,788    $31,759,454   $ 40,131,883   $   41,856,145
                                                                ============   ============  =============   ==============
Shares Outstanding                                                 2,549,258      2,173,121      4,568,143        3,364,678
                                                                ------------   ------------  -------------   --------------
Net asset value, offering and redemption price per share        $      15.96   $      14.61   $       8.79   $        12.44
                                                                ============   ============  =============   ==============

SERIES III SHARES:
Net Assets at value                                                        -   $    144,542              -   $       25,418
                                                                ============   ============  =============   ==============
Shares Outstanding                                                         -          9,892              -            2,043
                                                                ------------   ------------  -------------   --------------
Net asset value, offering and redemption price per share                   -   $      14.61              -   $        12.44
                                                                ============   ============  =============   ==============

SERIES NAV SHARES:
Net Assets at value                                             $132,266,128   $     15,196   $263,420,935   $  305,734,619
                                                                ============   ============  =============   ==============

Shares Outstanding                                                 8,253,085          1,037     29,837,049       24,554,587
                                                                ------------   ------------  -------------   --------------
Net asset value, offering and redemption price per share        $      16.03   $      14.66+  $       8.83   $        12.45
                                                                ============   ============  =============   ==============

+ Net assets and shares outstanding have been rounded for presentation purposes.
  The net asset value is as reported on June 30, 2005.

     The accompanying notes are an integral part of the financial statements

\
JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                            QUANTITATIVE        ALL          LARGE CAP       BLUE CHIP
                                                              ALL CAP        CAP CORE          GROWTH          GROWTH
                                                               TRUST           TRUST           TRUST           TRUST
                                                            ------------   -------------   -------------   --------------
ASSETS
Investments in securities, at value                         $314,646,538   $ 228,433,517   $ 597,414,739   $2,486,331,840
   Securities on loan, at value (Note 2)                      23,116,910      26,133,951      26,059,354       37,850,898
   Repurchase agreements, at value                                 7,000      13,856,000       5,614,000        5,220,000
                                                            ------------   -------------   -------------   --------------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
   accompanying portfolio of investments)                    337,770,448     268,423,468     629,088,093    2,529,402,738
Cash                                                                   -             953               -            1,197
Foreign currency                                                       -               -          42,850                -
Receivables:
   Investments sold                                                    -       2,296,852      15,133,807        7,479,821
   Fund shares sold                                                7,468           9,931         100,921        4,680,371
   Dividends and interest                                        409,324         215,118         412,586        2,147,293
   Foreign tax withholding reclaims                               10,323               -           1,078            7,978
Other assets                                                       6,361           3,001           2,996           35,627
                                                            ------------   -------------   -------------   --------------
   TOTAL ASSETS                                              338,203,924     270,949,323     644,782,331    2,543,755,025
                                                            ------------   -------------   -------------   --------------

LIABILITIES
Payables:
   Investments purchased                                               -               -      10,692,693        6,296,055
   Delayed delivery securities                                         -               -         431,416                -
   Fund shares redeemed                                        1,130,772         148,245               -        1,293,879
   Variation margin for open futures contracts                         -          25,736               -                -
   Due to custodian                                                7,008               -               -                -
   Accrued fund administration expense                             4,983           3,933           8,702           32,295
   Other payables and accrued expenses                            52,355          44,717         175,211          889,000
   Collateral for securities lending                          23,687,991      26,772,587      26,709,727       38,805,837
                                                            ------------   -------------   -------------   --------------
   TOTAL LIABILITIES                                          24,883,109      26,995,218      38,017,749       47,317,066
                                                            ------------   -------------   -------------   --------------
NET ASSETS                                                  $313,320,815   $ 243,954,105   $ 606,764,582   $2,496,437,959
                                                            ============   =============   =============   ==============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                  $  1,094,820   $     797,695   $     948,917   $    3,303,205
Accumulated undistributed net realized gain (loss) on
   investments, futures, foreign currency and forward
   foreign currency contracts                                  9,827,703    (273,492,670)   (186,007,353)    (166,792,059)
Unrealized appreciation (depreciation) on:
   Investments                                                15,543,197       9,889,802      37,069,627      253,985,731
   Futures contracts                                                   -         484,038               -                -
   Foreign currency and forward foreign currency contracts          (114)              -            (714)             712
Capital shares at par value of $.01                              191,048         153,374         630,661        1,515,725
Additional paid-in capital                                   286,664,161     506,121,866     754,123,444    2,404,424,645
                                                            ------------   -------------   -------------   --------------
NET ASSETS                                                  $313,320,815   $ 243,954,105   $ 606,764,582   $2,496,437,959
                                                            ============   =============   =============   ==============
Investments in securities, including repurchase agreements
   and securities on loan, at identified cost               $322,227,251   $ 258,533,666   $ 592,018,466   $2,275,417,007
                                                            ------------   -------------   -------------   --------------
Foreign currency, at identified cost                                   -               -   $      43,506                -
                                                            ============   =============   =============   ==============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                         $307,472,656   $ 232,509,205   $ 337,214,741   $  910,435,169
                                                            ============   =============   =============   ==============
Shares Outstanding                                            18,747,686      14,615,840      35,027,000       55,213,428
                                                            ------------   -------------   -------------   --------------
Net asset value, offering and redemption price per share    $      16.40   $       15.91   $        9.63   $        16.49
                                                            ============   =============   =============   ==============

SERIES II SHARES:
Net Assets at value                                         $  4,785,664   $  11,444,657   $  94,429,467   $  160,211,090
                                                            ============   =============   =============   ==============
Shares Outstanding                                               292,263         721,587       9,847,639        9,736,414
                                                            ------------   -------------   -------------   --------------
Net asset value, offering and redemption price per share    $      16.37   $       15.86   $        9.59   $        16.45
                                                            ============   =============   =============   ==============

SERIES III SHARES+:
Net Assets at value                                         $  1,062,209               -               -   $      409,067
                                                            ============   =============   =============   ==============
Shares Outstanding                                                64,789               -               -           24,900
                                                            ------------   -------------   -------------   --------------
Net asset value, offering and redemption price per share    $      16.39               -               -   $        16.43
                                                            ============   =============   =============   ==============

SERIES NAV SHARES:

Net Assets at value                                         $        286   $         243   $ 175,120,374   $1,425,382,633
                                                            ============   =============   =============   ==============
Shares Outstanding                                                    17              15      18,191,483       86,597,711
                                                            ------------   -------------   -------------   --------------
Net asset value, offering and redemption price per share    $      16.45+  $       15.91+  $        9.63   $        16.46
                                                            ============   =============   =============   ==============

+ Net assets and shares outstanding have been rounded for presentation purposes.
  The net asset value is as reported on June 30, 2005.

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                                    U.S.            CORE        STRATEGIC      LARGE CAP
                                                                 LARGE CAP         EQUITY         VALUE          VALUE
                                                                   TRUST           TRUST          TRUST          TRUST
                                                                ------------   -------------   ------------  ------------
ASSETS
Investments in securities, at value                             $627,459,356    $561,432,970   $176,623,266  $234,870,847
   Securities on loan, at value (Note 2)                          69,213,775               -     18,211,107    12,787,462
   Repurchase agreements, at value                                 1,308,000      10,282,000              -     1,422,000
                                                                ------------   -------------   ------------  ------------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See accompanying
   portfolio of investments)                                     697,981,131     571,714,970    194,834,373   249,080,309
Cash                                                                       -             694             35           980
Receivables:
   Investments sold                                                4,007,490         170,387        176,263             -
   Fund shares sold                                                      100         802,878        545,881     1,822,384
   Dividends and interest                                            484,932         372,492        184,839       223,753
   Foreign tax withholding reclaims                                    2,362               -              -             -
Other assets                                                           7,739           7,630          2,163         3,518
                                                                ------------   -------------   ------------  ------------
   TOTAL ASSETS                                                  702,483,754     573,069,051    195,743,554   251,130,944
                                                                ------------   -------------   ------------  ------------

LIABILITIES
Payables:
   Investments purchased                                           2,852,920       8,353,432        174,657             -
   Fund shares redeemed                                              554,900         184,498              -             -
   Due to custodian                                                    6,465               -              -             -
   Accrued fund administration expense                                11,787           6,048          2,349         2,308
   Other payables and accrued expenses                               136,325          64,012         34,443        37,753
   Collateral for securities lending                              70,969,277               -     18,906,075    13,116,741
                                                                ------------   -------------   ------------  ------------
   TOTAL LIABILITIES                                              74,531,674       8,607,990     19,117,524    13,156,802
                                                                ------------   -------------   ------------  ------------
NET ASSETS                                                      $627,952,080    $564,461,061   $176,626,030  $237,974,142
                                                                ============   =============   ============  ============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                      $  1,908,249   ($     31,150)  $    577,709  $    380,250
Accumulated undistributed net realized gain (loss) on
   investments, foreign currency and forward foreign
   currency contracts                                                618,677         199,106      2,929,022     3,985,373
Unrealized appreciation (depreciation) on:
   Investments                                                    59,574,027      48,311,234     12,182,773    30,706,216
   Foreign currency and forward foreign currency contracts                 -          (1,066)             -             -
Capital shares at par value of $.01                                  457,913         405,488        168,426       119,295
Additional paid-in capital                                       565,393,214     515,577,449    160,768,100   202,783,008
                                                                ------------   -------------   ------------  ------------
NET ASSETS                                                      $627,952,080    $564,461,061   $176,626,030  $237,974,142
                                                                ============   =============   ============  ============
Investments in securities, including repurchase agreements and
   securities on loan, at identified cost                       $638,407,104    $523,403,736   $182,651,600  $218,374,093
                                                                ============   =============   ============  ============
NET ASSET VALUES:

SERIES I SHARES:
Net Assets at value                                             $497,166,602    $  3,773,185   $ 45,679,776  $ 14,878,319
                                                                ============   =============   ============  ============
Shares Outstanding                                                36,232,942         271,175      4,346,578       745,443
                                                                ------------   -------------   ------------  ------------
Net asset value, offering and redemption price per share        $      13.72    $      13.91   $      10.51  $      19.96
                                                                ============   =============   ============  ============

SERIES II SHARES:
Net Assets at value                                             $128,859,109    $ 44,202,690   $ 29,242,521  $ 67,554,916
                                                                ============   =============   ============  ============
Shares Outstanding                                                 9,417,785       3,182,908      2,787,576     3,395,517
                                                                ------------   -------------   ------------  ------------
Net asset value, offering and redemption price per share        $      13.68    $      13.89   $      10.49  $      19.90
                                                                ============   =============   ============  ============

SERIES NAV SHARES:
Net Assets at value                                             $  1,926,369    $516,485,186   $101,703,733  $155,540,907
                                                                ============   =============   ============  ============
Shares Outstanding                                                   140,587      37,094,720      9,708,451     7,788,523
                                                                ------------   -------------   ------------  ------------
Net asset value, offering and redemption price per share        $      13.70    $      13.92   $      10.48  $      19.97
                                                                ============   =============   ============  ============

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                              CLASSIC                    REAL ESTATE     SMALL CAP
                                                               VALUE       UTILITIES      SECURITIES   OPPORTUNITIES
                                                               TRUST        TRUST          TRUST           TRUST
                                                            -----------  ------------  --------------  -------------
ASSETS
Investments in securities, at value                         $20,141,578  $124,960,007  $1,326,625,833  $ 472,248,541
   Securities on loan, at value (Note 2)                         93,962     9,608,729      60,597,356    114,218,035
   Repurchase agreements, at value                              316,000             -      23,705,000              -
                                                            -----------  ------------  --------------  -------------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
   accompanying portfolio of investments)                    20,551,540   134,568,736   1,410,928,189    586,466,576
Cash                                                                146             -           1,701              -
Foreign currency                                                      -        19,022               -              -
Receivables:
   Forward foreign currency contracts (Note 8)                        -       214,386               -              -
   Investments sold                                             135,678       594,235      23,254,207      2,652,342
   Fund shares sold                                               1,411        82,306         775,594        167,545
   Dividends and interest                                        33,380       355,212       5,544,440        617,230
   Foreign tax withholding reclaims                                   -         8,869               -              -
Other assets                                                        336         2,874          19,618          6,292
                                                            -----------  ------------  --------------  -------------
   TOTAL ASSETS                                              20,722,491   135,845,640   1,440,523,749    589,909,985
                                                            -----------  ------------  --------------  -------------

LIABILITIES
Payables:
   Forward foreign currency contracts (Note 8)                        -        68,458               -              -
   Investments purchased                                              -     1,930,640      22,177,403      2,802,603
   Delayed delivery                                                   -             -               -         75,125
   securities
   Fund shares redeemed                                         105,508           614       1,130,987              -
   Dividend and interest withholding tax                              -        10,521               -              -
   Due to custodian                                                   -         2,431               -      4,775,462
   Accrued fund administration expense                              278             -          16,968          5,660
   Other payables and accrued expenses                           12,586        42,243         362,512        107,125
   Collateral for securities lending                             96,250     9,840,426      62,105,853    116,938,077
                                                            -----------  ------------  --------------  -------------
   TOTAL LIABILITIES                                            214,622    11,895,333      85,793,723    124,704,052
                                                            -----------  ------------  --------------  -------------
NET ASSETS                                                  $20,507,869  $123,950,307  $1,354,730,026  $ 465,205,933
                                                            ===========  ============  ==============  =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                  $    50,125  $  1,361,329  $   18,593,516  $     941,741
Accumulated undistributed net realized gain (loss) on
   investments, foreign currency and forward foreign
   currency contracts                                           569,153     6,599,633      96,694,433     (1,150,909)
Unrealized appreciation (depreciation) on:
   Investments                                                1,192,676    15,806,942     259,956,613     59,221,570
   Foreign currency and forward foreign currency contracts            -       106,592               -            318
Capital shares at par value of $.01                              14,457       101,654         572,162        217,803
Additional paid-in capital                                   18,681,458    99,974,157     978,913,302    405,975,410
                                                            -----------  ------------  --------------  -------------
NET ASSETS                                                  $20,507,869  $123,950,307  $1,354,730,026  $ 465,205,933
                                                            ===========  ============  ==============  =============
Investments in securities, including repurchase agreements
   and securities on loan, at identified cost               $19,358,864  $118,799,838  $1,150,971,576  $ 527,245,006
                                                            ===========  ============  ==============  =============
Foreign currency, at identified cost                                  -  $     19,397               -              -
                                                            ===========  ============  ==============  =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                         $ 4,443,161  $ 76,143,834  $  409,382,590  $ 145,708,335
                                                            ===========  ============  ==============  =============
Shares Outstanding                                              312,841     6,232,833      17,269,756      6,800,314
                                                            -----------  ------------  --------------  -------------
Net asset value, offering and redemption price per share    $     14.20  $      12.22  $        23.71  $       21.43
                                                            ===========  ============  ==============  =============

SERIES II SHARES:
Net Assets at value                                         $15,885,223  $ 47,432,515  $  140,903,751  $  82,583,775
                                                            ===========  ============  ==============  =============
Shares Outstanding                                            1,120,181     3,901,884       5,945,760      3,869,069
                                                            -----------  ------------  --------------  -------------
Net asset value, offering and redemption price per share    $     14.18  $      12.16  $        23.70  $       21.34
                                                            ===========  ============  ==============  =============

SERIES III SHARES:
Net Assets at value                                                   -  $    144,034  $    1,275,109              -
                                                            ===========  ============  ==============  =============
Shares Outstanding                                                    -        11,867          54,114              -
                                                            -----------  ------------  --------------  -------------
Net asset value, offering and redemption price per share              -  $      12.14  $        23.56              -
                                                            ===========  ============  ==============  =============
SERIES NAV SHARES:
Net Assets at value                                         $   179,485  $    229,924  $  803,168,576  $ 236,913,823
                                                            ===========  ============  ==============  =============
Shares Outstanding                                               12,630        18,842      33,946,543     11,110,951
                                                            -----------  ------------  --------------  -------------
Net asset value, offering and redemption price per share    $     14.21  $      12.20  $        23.66  $       21.32
                                                            ===========  ============  ==============  =============

    The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                                 SMALL CAP    SMALL COMPANY    SPECIAL         MID
                                                                   VALUE          VALUE         VALUE          VALUE
                                                                   TRUST          TRUST         TRUST          TRUST
                                                                ------------  -------------  -----------   ------------
ASSETS
Investments in securities, at value                             $257,235,769  $ 788,873,809  $49,727,633   $161,417,764
   Securities on loan, at value (Note 2)                          49,220,520    116,065,714    8,276,102     30,425,978
   Repurchase agreements, at value                                         -      1,753,000    4,736,000              -
                                                                ------------  -------------  -----------   ------------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See accompanying
   portfolio of investments)                                     306,456,289    906,692,523   62,739,735    191,843,742
Cash                                                                     770          1,273          867            428
Receivables:
   Investments sold                                                1,942,861        153,763      173,979      1,180,645
   Fund shares sold                                                  145,971        231,400          552          1,604
   Dividends and interest                                            331,853        740,231       35,057        134,094
Other assets                                                           3,917         10,226        2,065          2,547
                                                                ------------  -------------  -----------   ------------
   TOTAL ASSETS                                                  308,881,661    907,829,416   62,952,255    193,163,060
                                                                ------------  -------------  -----------   ------------

LIABILITIES
Payables:
   Investments purchased                                             147,670      1,551,619      436,192        481,827
   Delayed delivery securities                                             -              -       84,067              -
   Fund shares redeemed                                              140,400        181,147            -         66,175
   Accrued fund administration expense                                 3,091         11,096          506          2,233
   Other payables and accrued expenses                                74,321        100,801       20,758         28,012
   Collateral for securities lending                              50,408,828    118,907,130    8,450,807     31,243,114
                                                                ------------  -------------  -----------   ------------
   TOTAL LIABILITIES                                              50,774,310    120,751,793    8,992,330     31,821,361
                                                                ------------  -------------  -----------   ------------
NET ASSETS                                                      $258,107,351  $ 787,077,623  $53,959,925   $161,341,699
                                                                ============  =============  ===========   ============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                      $    312,002  $     256,788  $   (12,840)  $    131,359
Accumulated undistributed net realized gain (loss) on
   investments, foreign currency and forward foreign
   currency contracts                                             42,569,239      4,917,034      473,813      7,422,655
Unrealized appreciation (depreciation) on:
   Investments                                                    36,466,192    212,784,951    6,842,634     13,371,092
   Foreign currency and forward foreign currency contracts                 -              -            -            310
Capital shares at par value of $.01                                  127,524        383,022       29,219        137,869
Additional paid-in capital                                       178,632,394    568,735,828   46,627,099    140,278,414
                                                                ------------  -------------  -----------   ------------
NET ASSETS                                                      $258,107,351   $787,077,623  $53,959,925   $161,341,699
                                                                ============  =============  ===========   ============
Investments in securities, including repurchase agreements and
   securities on loan, at identified cost                       $269,990,097  $ 693,907,572  $55,897,101   $178,472,650
                                                                ============  =============  ===========   ============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                             $     15,184  $ 422,625,966  $ 3,208,531   $        663
                                                                ============  =============  ===========   ============
Shares Outstanding                                                       750     20,545,285      173,382             57
                                                                ------------  -------------  -----------   ------------
Net asset value, offering and redemption price per share        $      20.25  $       20.57  $     18.51   $      11.72+
                                                                ============  =============  ===========   ============

SERIES II SHARES:
Net Assets at value                                             $  2,854,454  $ 199,984,889  $25,556,414   $    859,910
                                                                ============  =============  ===========   ============
Shares Outstanding                                                   141,057      9,749,576    1,387,177         73,466
                                                                ------------  -------------  -----------   ------------
Net asset value, offering and redemption price per share        $      20.24  $       20.51  $     18.42   $      11.70
                                                                ============  =============  ===========   ============

SERIES III SHARES:
Net Assets at value                                                        -              -      301,100              -
                                                                ============  =============  ===========   ============
Shares Outstanding                                                         -              -       16,281              -
                                                                ------------  -------------  -----------   ------------
Net asset value, offering and redemption price per share                   -              -  $     18.49              -
                                                                ============  =============  ===========   ============

SERIES NAV SHARES:
Net Assets at value                                             $255,237,713  $ 164,466,768  $24,893,880   $160,481,126
                                                                ============  =============  ===========   ============
Shares Outstanding                                                12,610,596      8,007,339    1,345,037     13,713,356
                                                                ------------  -------------  -----------   ------------
Net asset value, offering and redemption price per share        $      20.24  $       20.54  $     18.51   $      11.70
                                                                ============  =============  ===========   ============

+ Net assets and shares outstanding have been rounded for presentation purposes.
  The net asset value is as reported on June 30, 2005.

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                                   MID CAP                    ALL CAP        GROWTH &
                                                                    VALUE        VALUE         VALUE          INCOME
                                                                    TRUST        TRUST         TRUST         TRUST II
                                                                ------------  ------------  ------------  --------------
ASSETS
Investments in securities, at value                             $726,116,570  $304,584,725  $424,528,543  $2,135,192,616
   Securities on loan, at value (Note 2)                         159,312,618             -    40,690,166      46,480,539
   Repurchase agreements, at value                                22,608,000             -    23,265,000               -
                                                                ------------  ------------  ------------  --------------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See accompanying
   portfolio of investments)                                     908,037,188   304,584,725   488,483,709   2,181,673,155
Cash                                                                   2,983           905         1,223             274
Receivables:
   Investments sold                                                        -       596,708     2,753,858               -
   Fund shares sold                                                  423,722        64,567     1,831,626               -
   Dividends and interest                                            814,799       382,059       352,931       2,875,400
Other assets                                                          11,102         3,655         7,192          34,478
                                                                ------------  ------------  ------------  --------------
   TOTAL ASSETS                                                  909,289,794   305,632,619   493,430,539   2,184,583,307
                                                                ------------  ------------  ------------  --------------

LIABILITIES
Payables:
   Investments purchased                                           1,571,964    10,960,829     4,779,505               -
   Fund shares redeemed                                                    -             -        44,372         416,527
   Accrued fund administration expense                                 9,541         4,989         5,681          29,226
   Other payables and accrued expenses                                93,153        49,481        61,701       1,432,552
   Collateral for securities lending                             163,448,812             -    41,766,063      47,559,574
                                                                ------------  ------------  ------------  --------------
   TOTAL LIABILITIES                                             165,123,470    11,015,299    46,657,322      49,437,879
                                                                ------------  ------------  ------------  --------------
NET ASSETS                                                      $744,166,324  $294,617,320  $446,773,217  $2,135,145,428
                                                                ============  ============  ============  ==============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                      $  2,053,880  $    506,598  $  1,494,097      $4,189,851
Accumulated undistributed net realized gain (loss) on
   investments                                                    18,379,602    23,913,194    14,183,168    (540,584,399)
Unrealized appreciation (depreciation) on:
   Investments                                                   158,460,715    31,232,224    48,718,698     231,391,718
Capital shares at par value of $.01                                  417,951       147,708       329,227       1,693,708
Additional paid-in capital                                       564,854,176   238,817,596   382,048,027   2,438,454,550
                                                                ------------  ------------  ------------  --------------
NET ASSETS                                                      $744,166,324  $294,617,320  $446,773,217  $2,135,145,428
                                                                ============  ============  ============  ==============
Investments in securities, including repurchase agreements and
   securities on loan, at identified cost                       $749,576,473  $273,352,501  $439,765,011  $1,950,281,437
                                                                ============  ============  ============  ==============
NET ASSET VALUES:

SERIES I SHARES:
Net Assets at value                                             $363,544,308  $253,338,172  $ 87,832,485               -
                                                                ============  ============  ============  ==============
Shares Outstanding                                                20,396,735    12,696,428     6,458,682               -
                                                                ------------  ------------  ------------  --------------
Net asset value, offering and redemption price per share        $      17.82  $      19.95  $      13.60               -
                                                                ============  ============  ============  ==============

SERIES II SHARES:
Net Assets at value                                             $244,243,863  $ 41,190,039  $ 63,009,453               -
                                                                ============  ============  ============  ==============
Shares Outstanding                                                13,740,492     2,069,915     4,640,218               -
                                                                ------------  ------------  ------------  --------------
Net asset value, offering and redemption price per share        $      17.78  $      19.90  $      13.58               -
                                                                ============  ============  ============  ==============

SERIES III SHARES:
Net Assets at value                                             $  1,007,796             -  $    139,253               -
                                                                ============  ============  ============  ==============
Shares Outstanding                                                    56,844             -        10,271               -
                                                                ------------  ------------  ------------  --------------
Net asset value, offering and redemption price per share        $      17.73             -  $      13.56               -
                                                                ============  ============  ============  ==============

SERIES NAV SHARES:
Net Assets at value                                             $135,370,357  $     89,109  $295,792,026  $2,135,145,428
                                                                ============  ============  ============  ==============
Shares Outstanding                                                 7,600,993         4,467    21,813,551     169,370,784
                                                                ------------  ------------  ------------  --------------
Net asset value, offering and redemption price per share        $      17.81  $      19.95  $      13.56  $        12.61
                                                                ============  ============  ============  ==============

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                                   FUNDAMENTAL        GROWTH &          LARGE         QUANTITATIVE
                                                                      VALUE            INCOME            CAP              VALUE
                                                                      TRUST            TRUST            TRUST             TRUST
                                                                  --------------  ---------------  ---------------  ---------------
ASSETS
Investments in securities, at value                               $1,047,030,915  $ 1,311,539,391  $   119,487,697  $   408,438,066
    Securities on loan, at value (Note 2)                             68,852,986       56,274,590                -       16,549,591
    Repurchase agreements, at value                                            -        5,542,000                -           44,000
                                                                  --------------  ---------------  ---------------  ---------------
    TOTAL INVESTMENTS IN SECURITIES, AT VALUE
    (See accompanying portfolio of investments)                    1,115,883,901    1,373,355,981      119,487,697      425,031,657
Cash                                                                      31,468              852              199              499
Foreign currency                                                         110,708                -                -                -
Receivables:
    Investments sold                                                     750,991                -          110,671        1,098,660
    Fund shares sold                                                   1,767,209              699          687,716          816,549
    Dividends and interest                                             1,566,376        1,467,181           93,003          636,196
    Foreign tax withholding reclaims                                      27,808                -                -                -
Other assets                                                              15,228           17,284            1,795            6,070
                                                                  --------------  ---------------  ---------------  ---------------
    TOTAL ASSETS                                                   1,120,153,689    1,374,841,997      120,381,081      427,589,631
                                                                  --------------  ---------------  ---------------  ---------------

LIABILITIES
Payables:
    Investments purchased                                              5,835,442                -          255,025        2,922,554
    Delayed delivery securities                                           57,835                -                -          449,250
    Fund shares redeemed                                                       -          924,582                -                -
    Variation margin for open futures contracts                                -                -            5,550                -
    Accrued fund administration expense                                   11,681           21,907              435            3,644
    Other payables and accrued expenses                                  114,613          179,072           40,061           42,078
    Collateral for securities lending                                 70,358,840       57,576,775                -       16,944,222
                                                                  --------------  ---------------  ---------------  ---------------
    TOTAL LIABILITIES                                                 76,378,411       58,702,336          301,071       20,361,748
                                                                  --------------  ---------------  ---------------  ---------------
NET ASSETS                                                        $1,043,775,278  $ 1,316,139,661  $   120,080,010  $   407,227,883
                                                                  ==============  ===============  ===============  ===============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                        $    4,063,933  $     5,719,793  $       121,665  $     1,682,364
Accumulated undistributed net realized gain (loss) on
    investments, futures, foreign currency
    and forward foreign currency contracts                            (9,085,517)      42,951,681          (27,039)      18,683,364
Unrealized appreciation (depreciation) on:
    Investments                                                      173,643,849       71,893,885        4,316,847       17,025,468
    Futures contracts                                                          -                -          (18,053)               -
    Foreign currency and forward foreign currency contracts               (2,878)               -                -                -
Capital shares at par value of $.01                                      735,550          594,994           91,401          285,371
Additional paid-in capital                                           874,420,341    1,194,979,308      115,595,189      369,551,316
                                                                  --------------  ---------------  ---------------  ---------------
NET ASSETS                                                        $1,043,775,278  $ 1,316,139,661  $   120,080,010  $   407,227,883
                                                                  ==============  ===============  ===============  ===============

Investments in securities, including repurchase agreements and
    securities on loan, at identified cost                        $  942,240,052  $ 1,301,462,096  $   115,170,850  $   408,006,189
                                                                  --------------  ---------------  ---------------  ---------------
Investments in foreign currency, at identified cost               $      112,119                -                -                -
                                                                  ==============  ===============  ===============  ===============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                               $  240,930,596  $ 1,204,501,060  $     1,689,005  $   156,047,115
                                                                  ==============  ===============  ===============  ===============
Shares Outstanding                                                    16,949,217       54,434,750          128,520       10,933,097
                                                                  --------------  ---------------  ---------------  ---------------
Net asset value, offering and redemption price per share          $        14.21  $         22.13  $         13.14  $         14.27
                                                                  ==============  ===============  ===============  ===============

SERIES II SHARES:
Net Assets at value                                               $  218,059,618  $   111,057,390  $        69,094  $     1,714,026
                                                                  ==============  ===============  ===============  ===============
Shares Outstanding                                                    15,385,489        5,038,225            5,261          119,727
                                                                  --------------  ---------------  ---------------  ---------------
Net asset value, offering and redemption price per share          $        14.17  $         22.04  $         13.13  $         14.32
                                                                  ==============  ===============  ===============  ===============

SERIES III SHARES:
Net Assets at value                                               $      173,179  $       539,405                -                -
                                                                  ==============  ===============  ===============  ===============
Shares Outstanding                                                        12,218           24,519                -                -
                                                                  --------------  ---------------  ---------------  ---------------
Net asset value, offering and redemption price per share          $        14.17  $         22.00                -                -
                                                                  ==============  ===============  ===============  ===============

SERIES NAV SHARES:
Net Assets at value                                               $  584,611,885  $        41,806  $   118,321,911  $   249,466,742
                                                                  ==============  ===============  ===============  ===============
Shares Outstanding                                                    41,208,054            1,889        9,006,303       17,484,287
                                                                  --------------  ---------------  ---------------  ---------------
Net asset value, offering and redemption price per share          $        14.19  $         22.13  $         13.14  $         14.27
                                                                  ==============  ===============  ===============  ===============

    The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                                     EQUITY-         INCOME &                            GLOBAL
                                                                     INCOME           VALUE            MANAGED         ALLOCATION
                                                                     TRUST            TRUST             TRUST             TRUST
                                                                  --------------  ---------------  ---------------  ---------------
ASSETS
Investments in securities, at value                               $2,697,706,445  $   674,898,489  $ 2,076,884,023  $   140,802,009
    Securities on loan, at value (Note 2)                            226,693,324       76,334,284      111,205,166       10,425,725
    Repurchase agreements, at value                                    3,017,000        8,875,000       28,341,000       14,904,000
                                                                  --------------  ---------------  ---------------  ---------------
    TOTAL INVESTMENTS IN SECURITIES, AT VALUE (SEE ACCOMPANYING
    portfolio of investments)                                      2,927,416,769      760,107,773    2,216,430,189      166,131,734
Cash                                                                       1,590                -          642,048              585
Foreign currency                                                           2,843                -                -          647,415
Receivables:
    Forward foreign currency contracts (Note 8)                                -           13,728                -          255,991
    Investments sold                                                  12,756,352        5,958,804        4,502,236          141,669
    Fund shares sold                                                   4,917,973              100                -          218,905
    Variation margin for open futures contracts                                -                -            1,537                -
    Dividends and interest                                             4,325,321        2,621,640        7,625,483          576,531
    Foreign tax withholding reclaims                                      62,041              214            6,823            8,831
Other assets                                                              38,569            8,771           32,939            2,082
                                                                  --------------  ---------------  ---------------  ---------------
    TOTAL ASSETS                                                   2,949,521,458      768,711,030    2,229,241,255      167,983,743
                                                                  --------------  ---------------  ---------------  ---------------

LIABILITIES
Payables:
    Forward foreign currency contracts (Note 8)                                -            9,107                -          587,273
    Investments purchased                                              7,271,089        4,937,705        7,571,092        1,591,691
    Delayed delivery securities                                                -                -      113,821,145                -
    Fund shares redeemed                                                  91,332          364,949          383,076           17,337
    Due to custodian                                                           -           10,078                -                -
    Accrued fund administration expense                                   35,229           10,472            4,291            2,751
    Other payables and accrued expenses                                  643,283          134,398          886,371           65,121
    Collateral for securities lending                                233,172,956       78,114,617      114,238,694       10,823,659
                                                                  --------------  ---------------  ---------------  ---------------
    TOTAL LIABILITIES                                                241,213,889       83,581,326      236,904,669       13,087,832
                                                                  --------------  ---------------  ---------------  ---------------
NET ASSETS                                                        $2,708,307,569  $   685,129,704  $ 1,992,336,586  $   154,895,911
                                                                  ==============  ===============  ===============  ===============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                        $   15,976,318  $     6,081,183  $     5,816,760  $     1,301,462
Accumulated undistributed net realized gain (loss) on
    investments, foreign currency
    and forward foreign currency contracts                            85,369,703       (6,409,401)     (21,994,230)      (7,764,090)
Unrealized appreciation (depreciation) on:
    Investments                                                      234,510,426       65,646,126      147,386,817        7,477,131
    Foreign currency and forward foreign currency contracts               (1,851)           2,747                -         (359,889)
Capital shares at par value of $.01                                    1,677,484          634,877        1,455,890          144,818
Additional paid-in capital                                         2,370,775,489      619,174,172    1,859,671,349      154,096,479
                                                                  --------------  ---------------  ---------------  ---------------
NET ASSETS                                                        $2,708,307,569  $   685,129,704  $ 1,992,336,586  $   154,895,911
                                                                  ==============  ===============  ===============  ===============
Investments in securities, including repurchase agreements and
    securities on loan, at identified cost                        $2,692,906,343  $   694,461,647  $ 2,069,043,372  $   158,654,603
                                                                  --------------  ---------------  ---------------  ---------------
Foreign currency, at identified cost                              $        2,852                -                -  $       659,184
                                                                  ==============  ===============  ===============  ===============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                               $1,049,515,740  $   569,221,116                -  $    76,836,962
                                                                  ==============  ===============  ===============  ===============
Shares Outstanding                                                    64,932,248       52,702,990                -        7,166,610
                                                                  --------------  ---------------  ---------------  ---------------
Net asset value, offering and redemption price per share          $        16.16  $         10.80                -  $         10.72
                                                                  ==============  ===============  ===============  ===============

SERIES II SHARES:
Net Assets at value                                               $  300,022,712  $   115,794,328                -  $    77,844,296
                                                                  ==============  ===============  ===============  ===============
Shares Outstanding                                                    18,613,740       10,774,175                -        7,295,184
                                                                  --------------  ---------------  ---------------  ---------------
Net asset value, offering and redemption price per share          $        16.12  $         10.75                -  $         10.67
                                                                  ==============  ===============  ===============  ===============

SERIES III SHARES:
Net Assets at value                                               $      400,003                -                -                -
                                                                  ==============  ===============  ===============  ===============
Shares Outstanding                                                        24,814                -                -                -
                                                                  --------------  ---------------  ---------------  ---------------
Net asset value, offering and redemption price per share          $        16.12                -                -                -
                                                                  ==============  ===============  ===============  ===============

SERIES NAV SHARES:
Net Assets at value                                               $1,358,369,114  $       114,260  $ 1,992,336,586  $       214,653
                                                                  ==============  ===============  ===============  ===============
Shares Outstanding                                                    84,177,613           10,576      145,589,003           20,049
                                                                  --------------  ---------------  ---------------  ---------------
Net asset value, offering and redemption price per share          $        16.14  $         10.80  $         13.68  $         10.71
                                                                  ==============  ===============  ===============  ===============

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                                      HIGH           U.S. HIGH        STRATEGIC       STRATEGIC
                                                                      YIELD          YIELD BOND         BOND           INCOME
                                                                      TRUST            TRUST           TRUST            TRUST
                                                                  --------------  ---------------  ---------------  --------------
ASSETS
Investments in securities, at value                               $1,432,321,688  $   229,397,055  $ 1,166,821,578  $  25,714,276
    Securities on loan, at value (Note 2)                            347,075,110                -      249,208,003      1,578,969
    Repurchase agreements, at value                                   88,868,000                -      226,778,000              -
                                                                  --------------  ---------------  ---------------  -------------
    TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See accompanying
    portfolio of investments)                                      1,868,264,798      229,397,055    1,642,807,581     27,293,245
Cash                                                                         767              331           73,823         95,465
Foreign currency                                                             127                -          144,320              -
Receivables:
    Forward foreign currency contracts (Note 8)                                -                -        3,836,510         86,312
    Investments sold                                                           -          766,409       39,134,195              -
    Fund shares sold                                                     409,344              300           94,016         41,490
    Dividends and interest                                            30,458,840        3,611,462       10,608,615        348,391
Other assets                                                              20,853            3,476           18,273            372
                                                                  --------------  ---------------  ---------------  -------------
    TOTAL ASSETS                                                   1,899,154,729      233,779,033    1,696,717,333     27,865,275
                                                                  --------------  ---------------  ---------------  -------------

LIABILITIES
Payables:
    Forward foreign currency contracts (Note 8)                                -                -        1,305,795          7,614
    Investments purchased                                              5,146,796        2,689,524        2,931,707              -
    Delayed delivery securities                                                -                -      362,598,888              -
    Fund shares redeemed                                               3,294,402          594,781        1,848,180              -
    Variation margin for open futures contracts                                -                -          172,875          1,828
    Accrued fund administration expense                                   19,122            2,906           13,267            306
    Other payables and accrued expenses                                  256,104           57,881          169,229         16,421
    Collateral for securities lending                                354,280,619                -      254,444,237      1,624,239
                                                                  --------------  ---------------  ---------------  -------------
    TOTAL LIABILITIES                                                362,997,043        3,345,092      623,484,178      1,650,408
                                                                  --------------  ---------------  ---------------  -------------
NET ASSETS                                                        $1,536,157,686  $   230,433,941  $ 1,073,233,155  $  26,214,867
                                                                  ==============  ===============  ===============  =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                        $   59,794,020  $     1,181,686  $    23,683,667  $     296,498
Accumulated undistributed net realized gain (loss) on
    investments, foreign currency
    and forward foreign currency contracts                           (86,482,474)           1,743        5,146,313         68,094
Unrealized appreciation (depreciation) on:
    Investments                                                        8,167,223        2,409,941       11,522,939        640,965
    Futures contracts                                                          -                -          (21,753)       (19,302)
    Foreign currency and forward foreign currency contracts               (6,273)               -        2,511,196         73,355
Capital shares at par value of $ .01                                   1,528,968          181,408          899,086         19,481
Additional paid-in capital                                         1,553,156,222      226,659,163    1,029,491,707     25,135,776
                                                                  --------------  ---------------  ---------------  -------------
NET ASSETS                                                        $1,536,157,686  $   230,433,941  $ 1,073,233,155  $  26,214,867
                                                                  ==============  ===============  ===============  =============
Investments in securities, including repurchase agreements and
    securities on loan, at identified cost                        $1,860,097,575  $   226,987,114  $ 1,631,284,642  $  26,652,280
                                                                  --------------  ---------------  ---------------  -------------
Foreign currency, at identified cost                                           -                -  $       163,838              -
                                                                  ==============  ===============  ===============  =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                               $  231,209,672  $           407  $   241,006,154  $   6,898,889
                                                                  ==============  ===============  ===============  =============
Shares Outstanding                                                    22,957,593               32       20,159,249        512,215
                                                                  --------------  ---------------  ---------------  -------------
Net asset value, offering and redemption price per share          $        10.07  $         12.70+ $         11.96  $       13.47
                                                                  ==============  ===============  ===============  =============

SERIES II SHARES:
Net Assets at value                                               $  121,400,283  $       436,256  $   100,958,250  $  19,310,586
                                                                  ==============  ===============  ===============  =============
Shares Outstanding                                                    12,004,631           34,340        8,443,949      1,435,435
                                                                  --------------  ---------------  ---------------  -------------
Net asset value, offering and redemption price per share          $        10.11  $         12.70  $         11.96  $       13.45
                                                                  ==============  ===============  ===============  =============

SERIES III SHARES:
Net Assets at value                                               $      400,692                -  $       471,917              -
                                                                  ==============  ===============  ===============  =============
Shares Outstanding                                                        39,910                -           39,641              -
                                                                  --------------  ---------------  ---------------  -------------
Net asset value, offering and redemption price per share          $        10.04                -  $         11.90              -
                                                                  ==============  ===============  ===============  =============

SERIES NAV SHARES:
Net Assets at value                                               $1,183,147,039  $   229,997,278  $   730,796,834  $       5,392
                                                                  ==============  ===============  ===============  =============
Shares Outstanding                                                   117,894,093       18,106,428       61,265,579            400
                                                                  --------------  ---------------  ---------------  -------------
Net asset value, offering and redemption price per share          $        10.04  $         12.70  $         11.93  $       13.47 +
                                                                  ==============  ===============  ===============  =============

------------
+ Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on June 30, 2005.

    The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                                      GLOBAL        INVESTMENT          TOTAL        REAL RETURN
                                                                       BOND        QUALITY BOND        RETURN            BOND
                                                                       TRUST           TRUST            TRUST            TRUST
                                                                  --------------  ---------------  ---------------  ---------------
ASSETS
Investments in securities, at value                               $1,103,884,608  $   458,676,568  $ 1,688,522,266  $ 1,249,142,045
    Securities on loan, at value (Note 2)                                      -       10,338,917        1,616,832                -
    Repurchase agreements, at value                                    4,918,000       10,880,000       25,802,000       45,229,000
                                                                  --------------  ---------------  ---------------  ---------------
    TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See accompanying
      portfolio of investments)                                    1,108,802,608      479,895,485    1,715,941,098    1,294,371,045
Foreign currency                                                       6,540,245                -        1,922,852           13,645
Receivables:
    Forward foreign currency contracts (Note 8)                        1,169,194                -        8,182,488            2,296
    Investments sold                                                  34,823,033          757,129      163,608,349                -
    Fund shares sold                                                   1,452,663          166,641           56,583          194,248
    Variation margin for open futures contracts                          602,013                -          254,093           56,156
    Dividends and interest                                            15,936,943        6,302,079       10,181,426        2,167,907
    Interest on swap agreement                                           878,539                -          183,118           80,797
    Foreign tax withholding reclaims                                      18,520                -                -                -
Interest rate swap contracts (Note 3)                                          -                -          292,862                -
Other assets                                                              15,706            7,103           21,626           10,902
                                                                  --------------  ---------------  ---------------  ---------------
    TOTAL ASSETS                                                   1,170,239,464      487,128,437    1,900,644,495    1,296,896,996
                                                                  --------------  ---------------  ---------------  ---------------

LIABILITIES
Payables:
    Forward foreign currency contracts (Note 8)                       10,198,974                -        1,239,366          239,083
    Investments purchased                                             85,237,267        1,323,199      339,818,466      129,596,228
    Delayed delivery securities                                        5,315,267          472,770                -      497,612,004
    Fund shares redeemed                                                   5,827          641,802        1,438,843        1,185,959
    Interest on swap agreement                                         1,362,133                -          100,497           23,421
    Variation margin for open futures contracts                                -           59,265                -                -
    Due to custodian                                                   3,208,176          132,323        3,930,103                -
    Accrued fund administration expense                                   13,690            6,703           20,076            7,776
    Other payables and accrued expenses                                  220,383           96,904          358,144           88,857
    Collateral for securities lending                                          -       10,550,163        1,652,000                -
Interest rate swap contracts (Note 3)                                 16,306,336                -                -          297,353
Written options outstanding, at value                                    859,438                -        1,025,561          115,687
                                                                  --------------  ---------------  ---------------  ---------------
    TOTAL LIABILITIES                                                122,727,491       13,283,129      349,583,056      629,166,368
                                                                  --------------  ---------------  ---------------  ---------------
NET ASSETS                                                        $1,047,511,973  $   473,845,308  $ 1,551,061,439  $   667,730,628
                                                                  ==============  ===============  ===============  ===============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                        $      325,271  $    11,136,812  $    20,427,237  $     5,869,028
Accumulated undistributed net realized gain (loss) on
    investments, futures, options, foreign currency
    and forward foreign currency contracts                            10,522,908      (20,548,524)      13,145,535       15,492,648
Unrealized appreciation (depreciation) on:
    Investments                                                       29,640,899       27,774,751       13,265,659         (718,152)
    Futures contracts                                                  1,426,297         (136,059)         208,795           29,063
    Written options contracts                                            201,972                -         (311,332)          23,505
    Interest rate swaps                                              (16,306,336)               -          292,862         (297,353)
    Foreign currency and forward foreign currency contracts           (9,021,770)               -        6,908,798         (244,495)
Capital shares at par value of $ .01                                     708,293          393,763        1,119,702          492,861
Additional paid-in capital                                         1,030,014,439      455,224,565    1,496,004,183      647,083,523
                                                                  --------------  ---------------  ---------------  ---------------
NET ASSETS                                                        $1,047,511,973  $   473,845,308  $ 1,551,061,439  $   667,730,628
                                                                  ==============  ===============  ===============  ===============
Investments in securities, including repurchase agreements and
    securities on loan, at identified cost                        $1,079,161,709  $   452,120,734  $ 1,702,675,439  $ 1,295,089,197
                                                                  --------------  ---------------  ---------------  ---------------
Foreign currency, at identified cost                              $    6,600,451                -  $     1,929,598  $        13,708
                                                                  ==============  ===============  ===============  ===============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                               $  192,321,541  $   291,902,443  $   583,268,474  $    17,142,700
                                                                  ==============  ===============  ===============  ===============
Shares Outstanding                                                    12,981,087       24,245,448       42,051,774        1,256,755
                                                                  --------------  ---------------  ---------------  ---------------
Net asset value, offering and redemption price per share          $        14.82  $         12.04  $         13.87  $         13.64
                                                                  ==============  ===============  ===============  ===============

SERIES II SHARES:
Net Assets at value                                               $  126,205,302  $    61,085,069  $   306,908,932  $   157,534,103
                                                                  ==============  ===============  ===============  ===============
Shares Outstanding                                                     8,527,849        5,077,804       22,162,554       11,619,480
                                                                  --------------  ---------------  ---------------  ---------------
Net asset value, offering and redemption price per share          $        14.80  $         12.03  $         13.85  $         13.56
                                                                  ==============  ===============  ===============  ===============

SERIES III SHARES:
Net Assets at value                                               $      672,163  $        98,676  $     2,536,880  $        49,901
                                                                  ==============  ===============  ===============  ===============
Shares Outstanding                                                        45,641            8,224          184,225            3,679
                                                                  --------------  ---------------  ---------------  ---------------
Net asset value, offering and redemption price per share          $        14.73  $         12.00  $         13.77  $         13.56
                                                                  ==============  ===============  ===============  ===============

SERIES NAV SHARES:
Net Assets at value                                               $  728,312,967  $   120,759,120  $   658,347,153  $   493,003,924
                                                                  ==============  ===============  ===============  ===============
Shares Outstanding                                                    49,274,723       10,044,846       47,571,658       36,406,229
                                                                  --------------  ---------------  ---------------  ---------------
Net asset value, offering and redemption price per share          $        14.78  $         12.02  $         13.84  $         13.54
                                                                  ==============  ===============  ===============  ===============

    The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                                      CORE            ACTIVE       U.S. GOVERNMENT    SHORT-TERM
                                                                      BOND             BOND            SECURITIES        BOND
                                                                      TRUST            TRUST            TRUST            TRUST
                                                                  --------------  ---------------  ---------------  --------------
ASSETS
Investments in securities, at value                               $  272,796,645  $ 1,843,293,525  $ 1,061,242,027  $  227,201,555
    Securities on loan, at value (Note 2)                                      -      125,325,499                -       7,305,199
    Repurchase agreements, at value                                            -                -      167,861,000               -
                                                                  --------------  ---------------  ---------------  --------------
    TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See accompanying
    portfolio of investments)                                        272,796,645    1,968,619,024    1,229,103,027     234,506,754
Cash                                                                         747        3,651,593            1,190         688,496
Foreign currency                                                               -           43,485                -               -
Receivables:
    Investments sold                                                  71,155,370       67,819,095       59,665,867               -
    Fund shares sold                                                         300        1,466,495              100               -
    Variation margin for open futures contracts                                -          130,184           46,798               -
    Dividends and interest                                             1,878,833       16,074,126        2,401,651       2,930,733
Other assets                                                               3,716           26,485           14,435           3,829
                                                                  --------------  ---------------  ---------------  --------------
    TOTAL ASSETS                                                     345,835,611    2,057,830,487    1,291,233,068     238,129,812
                                                                  --------------  ---------------  ---------------  --------------

LIABILITIES
Payables:
    Investments purchased                                             99,774,268       24,331,880                -       2,000,203
    Delayed delivery securities                                                -      204,548,735      552,288,102               -
    Fund shares redeemed                                                 618,607          611,319        1,123,406         140,032
    Accrued fund administration expense                                    3,111           21,045           10,214           3,633
    Other payables and accrued expenses                                   58,498        1,217,696          121,404         146,151
    Collateral for securities lending                                          -      127,281,540                -       7,300,809
                                                                  --------------  ---------------  ---------------  --------------
    TOTAL LIABILITIES                                                100,454,484      358,012,215      553,543,126       9,590,828
                                                                  --------------  ---------------  ---------------  --------------
NET ASSETS                                                        $  245,381,127  $ 1,699,818,272  $   737,689,942  $  228,538,984
                                                                  ==============  ===============  ===============  ==============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                        $    1,240,771  $    12,021,620  $     9,688,926  $    2,748,550
Accumulated undistributed net realized gain (loss) on
    investments, futures, foreign currency
    and forward foreign currency contracts                               667,292        8,438,377        1,220,274      (3,131,683)
Unrealized appreciation (depreciation) on:
    Investments                                                        1,672,895       16,813,134        1,451,178      (1,909,812)
    Futures contracts                                                          -                -           65,859               -
    Foreign currency and forward foreign currency contracts                    -           (8,385)               -               -
Capital shares at par value of $.01                                      193,317        1,741,435          541,544      26,647,379
Additional paid-in capital                                           241,606,852    1,660,812,091      724,722,161     204,184,550
                                                                  --------------  ---------------  ---------------  --------------
NET ASSETS                                                        $  245,381,127  $ 1,699,818,272     $737,689,942  $  228,538,984
                                                                  ==============  ===============  ===============  ==============
Investments in securities, including repurchase agreements and
    securities on loan, at identified cost                        $  271,123,750  $ 1,951,805,890  $ 1,227,651,849  $  236,416,566
                                                                  --------------  ---------------  ---------------  --------------
Investments in foreign currency, at identified cost                            -  $        43,273                -               -
                                                                  ==============  ===============  ===============  ==============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                               $          408  $   226,647,979  $   295,877,614               -
                                                                  ==============  ===============  ===============  ==============
Shares Outstanding                                                            32       23,224,648       21,701,374               -
                                                                  --------------  ---------------  ---------------  --------------
Net asset value, offering and redemption price per share          $        12.70+ $          9.76  $         13.63               -
                                                                  ==============  ===============  ===============  ==============

SERIES II SHARES:
Net Assets at value                                               $      100,132  $   495,750,484  $   117,372,704               -
                                                                  ==============  ===============  ===============  ==============
Shares Outstanding                                                         7,889       50,812,595        8,606,842               -
                                                                  --------------  ---------------  ---------------  --------------
Net asset value, offering and redemption price per share          $        12.69  $          9.76  $         13.64               -
                                                                  ==============  ===============  ===============  ==============

SERIES III SHARES:
Net Assets at value                                                            -                -  $       110,406               -
                                                                  ==============  ===============  ===============  ==============
Shares Outstanding                                                             -                -            7,998               -
                                                                  --------------  ---------------  ---------------  --------------
Net asset value, offering and redemption price per share                       -                -  $         13.80               -
                                                                  ==============  ===============  ===============  ==============

SERIES NAV SHARES:
Net Assets at value                                               $  245,280,588  $   977,419,809  $   324,329,218  $  228,538,984
                                                                  ==============  ===============  ===============  ==============
Shares Outstanding                                                    19,323,805      100,106,222       23,838,214      23,117,455
                                                                  --------------  ---------------  ---------------  --------------
Net asset value, offering and redemption price per share          $        12.69  $          9.76  $         13.61  $         9.89
                                                                  ==============  ===============  ===============  ==============

+ Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on June 30, 2005.

    The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                                  MONEY            MONEY           LIFESTYLE         LIFESTYLE
                                                                  MARKET           MARKET       AGGRESSIVE 1000     GROWTH 820
                                                                  TRUST            TRUST B           TRUST            TRUST
                                                              --------------  ---------------   ---------------   ---------------
ASSETS
Investments in securities, at value                           $2,606,537,124  $   509,079,848   $   830,327,487   $ 4,925,389,264
    Repurchase agreements, at value                                        -        3,625,000                 -                 -
                                                              --------------  ---------------   ---------------   ---------------
    TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
    accompanying portfolio of investments)                     2,606,537,124      512,704,848       830,327,487     4,925,389,264
Cash                                                                     293          137,583                 -                 -
Receivables:
    Investments sold                                                       -                -           857,692         2,965,904
    Fund shares sold                                                   2,037           36,268            41,333         8,827,863
    Dividends and interest                                                 3          453,899                 -                 -
    Due from adviser                                                       -              149                 -                 -
Other assets                                                          50,044            8,173             7,613            38,505
                                                              --------------  ---------------   ---------------   ---------------
    TOTAL ASSETS                                               2,606,589,501      513,340,920       831,234,125     4,937,221,536
                                                              --------------  ---------------   ---------------   ---------------

LIABILITIES
Payables:
    Investments purchased                                                  -       69,826,867           632,657        11,732,866
    Fund shares redeemed                                          10,332,944                -           253,925            14,001
    Accrued fund administration expense                               38,055            7,392            11,399            52,584
    Other payables and accrued expenses                              297,520          340,434            36,791           175,624
                                                              --------------  ---------------   ---------------   ---------------
    TOTAL LIABILITIES                                             10,668,519       70,174,693           934,772        11,975,075
                                                              --------------  ---------------   ---------------   ---------------
NET ASSETS                                                    $2,595,920,982  $   443,166,227   $   830,299,353   $ 4,925,246,461
                                                              ==============  ===============   ===============   ===============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                                 -                -  ($       752,539) ($     4,628,938)
Accumulated undistributed net realized gain (loss) on
    investments                                                            -                -        98,756,293       405,754,374
Unrealized appreciation (depreciation) on:
    Investments                                                            -                -        (2,793,957)      (17,714,595)
Capital shares at par value of $ .01                          $    2,595,921  $     4,431,664           679,418         3,781,181
Additional paid-in capital                                     2,593,325,061      438,734,563       734,410,138     4,538,054,439
                                                              --------------  ---------------   ---------------   ---------------
NET ASSETS                                                    $2,595,920,982  $   443,166,227   $   830,299,353   $ 4,925,246,461
                                                              ==============  ===============   ===============   ===============
Investments in securities, including repurchase
    agreements and securities on loan, at identified cost     $2,606,537,124  $   512,704,848   $   833,121,444   $ 4,943,103,859
                                                              ==============  ===============   ===============   ===============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                           $2,365,119,206                -   $   523,584,081   $ 1,919,293,803
                                                              ==============  ===============   ===============   ===============
Shares Outstanding                                               236,511,922                -        42,830,847       147,275,653
                                                              --------------  ---------------   ---------------   ---------------
Net asset value, offering and redemption price per share      $        10.00                -   $         12.22   $         13.03
                                                              ==============  ===============   ===============   ===============

SERIES II SHARES:
Net Assets at value                                           $  226,943,674                -   $   304,155,828   $ 2,995,482,208
                                                              ==============  ===============   ===============   ===============
Shares Outstanding                                                22,694,368                -        24,901,527       230,038,781
                                                              --------------  ---------------   ---------------   ---------------
Net asset value, offering and redemption price per share      $        10.00                -   $         12.21   $         13.02
                                                              ==============  ===============   ===============   ===============

SERIES III SHARES:
Net Assets at value                                           $    3,858,102                -                 -                 -
                                                              ==============  ===============   ===============   ===============
Shares Outstanding                                                   385,810                -                 -                 -
                                                              --------------  ---------------   ---------------   ---------------
Net asset value, offering and redemption price per share      $        10.00                -                 -                 -
                                                              ==============  ===============   ===============   ===============

SERIES IIIA SHARES:
Net Assets at value                                                        -                -   $     2,328,408   $     6,132,269
                                                              ==============  ===============   ===============   ===============
Shares Outstanding                                                         -                -           190,485           471,058
                                                              --------------  ---------------   ---------------   ---------------
Net asset value, offering and redemption price per share                   -                -   $         12.22   $         13.02
                                                              ==============  ===============   ===============   ===============

SERIES NAV SHARES:
Net Assets at value                                                        -  $   443,166,227   $       231,036   $     4,338,181
                                                              ==============  ===============   ===============   ===============
Shares Outstanding                                                         -      443,166,398            18,904           332,587
                                                              --------------  ---------------   ---------------   ---------------
Net asset value, offering and redemption price per share                   -  $          1.00   $         12.22   $         13.04
                                                              ==============  ===============   ===============   ===============

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                              LIFESTYLE        LIFESTYLE        LIFESTYLE          AMERICAN
                                                            BALANCED 640      MODERATE 460    CONSERVATIVE 280      GROWTH
                                                               TRUST            TRUST             TRUST              TRUST
                                                           ---------------   ---------------  ----------------  ---------------
ASSETS
Investments in securities, at value                        $ 5,086,813,460   $ 1,483,525,883  $   762,172,678   $   895,288,301
                                                           ---------------   ---------------  ---------------   ---------------
    TOTAL INVESTMENTS IN SECURITIES, AT VALUE
    (See accompanying portfolio of investments)              5,086,813,460     1,483,525,883      762,172,678       895,288,301
Receivables:
    Investments sold                                             5,735,200         1,352,593        1,005,076         3,582,982
    Fund shares sold                                             5,936,948         1,116,594          269,803            26,899
Other assets                                                        39,813            12,615            7,055            12,341
                                                           ---------------   ---------------  ---------------   ---------------
    TOTAL ASSETS                                             5,098,525,421     1,486,007,685      763,454,612       898,910,523
                                                           ---------------   ---------------  ---------------   ---------------

LIABILITIES
Payables:
    Investments purchased                                       11,322,371         2,451,894          599,142                 -
    Fund shares redeemed                                           316,227                 -          667,292         3,597,705
    Accrued fund administration expense                             54,652            17,135            9,438            10,158
    Other payables and accrued expenses                            179,828            56,829           31,697            74,466
                                                           ---------------   ---------------  ---------------   ---------------
    TOTAL LIABILITIES                                           11,873,078         2,525,858        1,307,569         3,682,329
                                                           ---------------   ---------------  ---------------   ---------------
NET ASSETS                                                 $ 5,086,652,343   $ 1,483,481,827  $   762,147,043   $   895,228,194
                                                           ===============   ===============  ===============   ===============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                 $    (4,725,053)  $    (1,404,421) $      (701,272)  $       184,619
Accumulated undistributed net realized gain (loss) on
    investments                                                356,766,076        76,973,058       25,544,395         3,053,586
Unrealized appreciation (depreciation) on:
    Investments                                                (65,404,253)      (26,663,489)     (14,235,806)      115,047,279
Capital shares at par value of $ .01                             3,872,108         1,150,456          576,481           504,230
Additional paid-in capital                                   4,796,143,465     1,433,426,223      750,963,245       776,438,480
                                                           ---------------   ---------------  ---------------   ---------------
NET ASSETS                                                 $ 5,086,652,343   $ 1,483,481,827  $   762,147,043   $   895,228,194
                                                           ===============   ===============  ===============   ===============
Investments in securities, including repurchase
   agreements and securities on loan, at identified cost   $ 5,152,217,713   $ 1,510,189,372  $   776,408,484   $   780,241,022
                                                           ===============   ===============  ===============   ===============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                        $ 2,068,683,246   $   638,939,299  $   390,133,494   $    32,941,532
                                                           ===============   ===============  ===============   ===============
Shares Outstanding                                             157,392,599        49,522,501       29,493,394         1,849,801
                                                           ---------------   ---------------  ---------------   ---------------
Net asset value, offering and redemption price per share   $         13.14   $         12.90  $         13.23   $         17.81
                                                           ===============   ===============  ===============   ===============

SERIES II SHARES:
Net Assets at value                                        $ 3,009,846,843   $   842,388,676  $   369,410,553   $   862,286,662
                                                           ===============   ===============  ===============   ===============
Shares Outstanding                                             229,199,656        65,355,940       27,957,636        48,573,208
                                                           ---------------   ---------------  ---------------   ---------------
Net asset value, offering and redemption price per share   $         13.13   $         12.89  $         13.21   $         17.75
                                                           ===============   ===============  ===============   ===============

SERIES IIIA SHARES:
Net Assets at value                                        $     6,805,626   $     1,764,321  $     2,581,758                 -
                                                           ===============   ===============  ===============   ===============
Shares Outstanding                                                 518,423           136,984          195,442                 -
                                                           ---------------   ---------------  ---------------   ---------------
Net asset value, offering and redemption price per share   $         13.13   $         12.88  $         13.21                 -
                                                           ===============   ===============  ===============   ===============

SERIES NAV SHARES:
Net Assets at value                                        $     1,316,628   $       389,531  $        21,238                 -
                                                           ===============   ===============  ===============   ===============
Shares Outstanding                                                 100,113            30,204            1,605                 -
                                                           ---------------   ---------------  ---------------   ---------------
Net asset value, offering and redemption price per share   $         13.15   $         12.90  $         13.24+                -
                                                           ===============   ===============  ===============   ===============

+ Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on June 30, 2005.

    The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                              AMERICAN      AMERICAN BLUE CHIP      AMERICAN
                                                            INTERNATIONAL   INCOME AND GROWTH    GROWTH-INCOME
                                                                TRUST            TRUST               TRUST
                                                           --------------   ------------------   --------------
ASSETS
Investments in securities, at value                        $ 442,758,136       $ 182,379,680      $ 693,727,508
                                                           -------------       -------------      -------------
    TOTAL INVESTMENTS IN SECURITIES, AT VALUE
    (See accompanying portfolio of investments)              442,758,136         182,379,680        693,727,508
Receivables:
    Investments sold                                                   -             242,752                  -
    Fund shares sold                                           2,289,337              22,203          2,874,352
Other assets                                                       5,851               2,116              9,743
                                                           -------------       -------------      -------------
    TOTAL ASSETS                                             445,053,324         182,646,751        696,611,603
                                                           -------------       -------------      -------------

LIABILITIES
Payables:
    Investments purchased                                      2,283,380                   -          2,864,930
    Fund shares redeemed                                               -             262,470                  -
    Accrued fund administration expense                            4,177               2,811              7,821
    Other payables and accrued expenses                           36,521              20,560             59,215
                                                           -------------       -------------      -------------
    TOTAL LIABILITIES                                          2,324,078             285,841          2,931,966
                                                           -------------       -------------      -------------
NET ASSETS                                                   442,729,246         182,360,910        693,679,637
                                                           -------------       -------------      -------------

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                 $      (6,949)      $   1,359,868      $   3,169,210
Accumulated undistributed net realized gain (loss) on
    investments                                                  533,443           1,690,487            386,429
Unrealized appreciation (depreciation) on:
    Investments                                               40,635,503          15,583,312         49,172,811
Capital shares at par value of $.01                              247,498             121,286            412,926
Additional paid-in capital                                   401,319,751         163,605,957        640,538,261
                                                           -------------       -------------      -------------
NET ASSETS                                                 $ 442,729,246       $ 182,360,910      $ 693,679,637
                                                           =============       =============      =============
Investments in securities, including repurchase
 agreements and securities on loan, at identified cost     $ 402,122,633       $ 166,796,368      $ 644,554,697
                                                           =============       =============      =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                        $  18,574,474       $   4,057,963      $  10,127,309
                                                           =============       =============      =============
Shares Outstanding                                             1,037,229             269,725            601,884
                                                           -------------       -------------      -------------
Net asset value, offering and redemption price per share   $       17.91       $       15.04      $       16.83
                                                           =============       =============      =============

SERIES II SHARES:
Net Assets at value                                        $ 424,154,772       $ 178,302,947      $ 683,552,328
                                                           =============       =============      =============
Shares Outstanding                                            23,712,529          11,858,857         40,690,697
                                                           -------------       -------------      -------------
Net asset value, offering and redemption price per share   $       17.89       $       15.04      $       16.80
                                                           =============       =============      =============

    The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                               SCIENCE &                         HEALTH         EMERGING
                                                               TECHNOLOGY      PACIFIC RIM      SCIENCES        GROWTH
                                                                 TRUST            TRUST          TRUST           TRUST
                                                              ------------    ------------    ------------    ------------
Investment Income:
    Interest                                                  $     70,529    $     56,179    $     17,665    $    131,432
    Dividends                                                    1,501,701       1,504,497         363,266         522,436
    Securities lending                                              49,170          23,709             -            42,816
    Less: Foreign taxes withheld                                  (103,150)       (128,447)        (17,500)           (676)
                                                              ------------    ------------    ------------    ------------
    Total income                                                 1,518,250       1,455,938         363,431         696,008
                                                              ------------    ------------    ------------    ------------

Expenses:
    Investment adviser fee (Note 6)                              2,428,824         399,371         931,770       1,021,466
    Distribution fee for Series I  (Note 7)                        251,780          47,379          64,182         154,080
    Distribution fee for Series II (Note 7)                         99,694          44,407         111,569          14,137
    Distribution fee for Series III (Note 7)                         2,524             172             521             358
    Custodian fee                                                   92,445         104,309          76,764          49,014
    Fund administration fees (Note 6)                               22,296           4,765           8,453          12,791
    Printing and postage fees                                       28,901           6,494          15,500          17,388
    Audit and legal fees                                            13,023           9,628          10,720          10,772
    Registration and filing fees                                     6,650           1,294           2,305           3,010
    Trustees fees and expenses (Note 8)                              3,779             861           1,437           2,296
    Transfer agent fee for Series III (Note 6)                       1,431             268             650             337
    Blue sky fees for Series III (Note 6)                              830             697             746             695
    Miscellaneous                                                    8,882           1,741           3,992           2,157
                                                              ------------    ------------    ------------    ------------
    Expenses before reductions by investment adviser             2,961,059         621,386       1,228,609       1,288,501
    Less reductions of expenses by investment adviser
    (Note 6)                                                       (78,827)           (965)        (30,704)         (1,032)
                                                              ------------    ------------    ------------    ------------
    Total expenses                                               2,882,232         620,421       1,197,905       1,287,469
                                                              ------------    ------------    ------------    ------------
Net investment income (loss)                                    (1,363,982)        835,517        (834,474)       (591,461)
                                                              ------------    ------------    ------------    ------------

Realized and unrealized gain (loss) on investments,
     options, foreign currency and forward foreign
     currency contracts:
Net realized gain (loss) on:
    Investment transactions                                      9,943,852       2,843,530       8,439,210       4,221,713
    Futures contracts                                                    -               -               -         (85,680)
    Written options contracts                                            -               -       1,327,896               -
    Foreign currency and forward foreign currency contracts            781          57,219          (1,094)              -
Change in unrealized appreciation (depreciation) on:
    Investments ++                                             (28,116,053)     (2,697,813)    (15,892,391)     (8,912,076)
    Written options contracts                                            -               -       1,386,815               -
    Translation of foreign currency and forward
     foreign currency contracts                                       (314)       (181,698)         (1,370)              -
                                                              ------------    ------------    ------------    ------------
    Net gain (loss) on investments, options, foreign
     currency and forward foreign currency contracts           (18,171,734)         21,238      (4,740,934)     (4,776,043)
                                                              ------------    ------------    ------------    ------------

Net increase (decrease) in net assets resulting from
    operations                                               ($ 19,535,716)   $    856,755   ($  5,575,408)  ($  5,367,504)
                                                              ============    ============    ============    ============

++  Net of deferred foreign taxes of $202,513 for Pacific Rim Trust

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                    SMALL        EMERGING         SMALL         SMALL
                                                                  CAP GROWTH   SMALL COMPANY       CAP         COMPANY
                                                                    TRUST-        TRUST           TRUST *       TRUST
                                                                  ----------   -------------   -----------   -----------
Investment Income:
    Interest                                                      $   29,963    $   54,479     $    52,850   $     9,356
    Dividends                                                        194,427       751,470         155,016       490,130
    Securities lending                                                53,778        74,635               -        18,912
    Less: Foreign taxes withheld                                        (200)       (2,530)              -          (643)
                                                                  ----------   -----------     -----------   -----------
    Total income                                                     277,968       878,054         207,866       517,755
                                                                  ----------   -----------     -----------   -----------

Expenses:
    Investment adviser fee (Note 6)                                1,071,413     2,274,085         282,050       377,573
    Distribution fee for Series I (Note 7)                                 -+#     198,522              35         6,893
    Distribution fee for Series II (Note 7)                               61#      135,998              23        48,635
    Distribution fee for Series III (Note 7)                               -           220               -            55
    Custodian fee                                                     39,459        72,526          32,754       111,601
    Fund administration fees (Note 6)                                  2,868        21,127           2,745         2,684
    Printing and postage fees                                         11,569        28,869           2,388         4,237
    Audit and legal fees                                              11,337        11,727           4,019         8,148
    Registration and filing fees                                       1,003         6,108             965           695
    Trustees fees and expenses (Note 8)                                2,866         3,656             604           469
    Transfer agent fee for Series III (Note 6)                             -           364               -             -
    Blue sky fees for Series III (Note 6)                                  -           700               -             -
    Miscellaneous                                                      4,904        11,986             482         1,414
                                                                  ----------   -----------     -----------   -----------
    Expenses before reductions by investment adviser               1,145,480     2,765,888         326,065       562,404
    Less reductions of expenses by investment adviser (Note 6)             -        (1,064)              -             -
                                                                  ----------   -----------     -----------   -----------
    Total expenses                                                 1,145,480     2,764,824         326,065       562,404
                                                                  ----------   -----------     -----------   -----------
Net investment income (loss)                                        (867,512)   (1,886,770)       (118,199)      (44,649)
                                                                  ----------   -----------     -----------   -----------

Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
    Investment transactions                                       10,641,153    19,566,001       1,880,693     3,824,202
    Futures contracts                                                      -             -         816,711             -
    Foreign currency and forward foreign currency contracts                -           (33)              -             -
Change in unrealized appreciation (depreciation) on:
    Investments                                                   (7,179,800)  (23,196,190)     14,219,176    (1,790,232)
    Translation of foreign currency and forward foreign
     currency contracts                                                    -             6               -             -
                                                                  ----------   -----------     -----------   -----------
    Net gain (loss) on investments, foreign currency and
     forward foreign currency contracts                            3,461,353    (3,630,216)     16,916,580     2,033,970
                                                                  ----------   -----------     -----------   -----------

Net increase (decrease) in net assets resulting from operations   $2,593,841  ($ 5,516,986)    $16,798,381   $ 1,989,321
                                                                  ==========   ===========     ===========   ===========

------------
*     For the period April 29, 2005 (commencement of operations) to June 30,
      2005.

- Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29, 2005, a reorganization of the JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

+     Amount is less than $1

#     For the period May 2, 2005 to June 30, 2005

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                   DYNAMIC          MID CAP          NATURAL          ALL CAP
                                                                   GROWTH            STOCK          RESOURCES         GROWTH
                                                                    TRUST            TRUST            TRUST            TRUST
                                                                -------------    --------------   -------------    -------------
Investment Income:
   Interest                                                     $      24,146    $     444,028    $     240,700    $     258,204
   Dividends                                                          252,490        1,567,607        6,678,123        2,740,727
   Securities lending                                                  16,222           82,454          194,787           27,760
   Less: Foreign taxes withheld                                          (690)         (31,952)        (476,892)         (13,989)
                                                                -------------    -------------    -------------    -------------
   Total income                                                       292,168        2,062,137        6,636,718        3,012,702
                                                                -------------    -------------    -------------    -------------

Expenses:
   Investment adviser fee (Note 6)                                    730,911        2,717,577        2,938,167        2,502,926
   Distribution fee for Series I (Note 7)                              72,427          173,464          392,874          224,803
   Distribution fee for Series II (Note 7)                             62,179          258,753                -          124,837
   Distribution fee for Series III (Note 7)                                 -            2,679                -              272+
   Custodian fee                                                       27,088           76,348          123,427           81,785
   Fund administration fees (Note 6)                                    7,277           28,865           24,433           25,885
   Printing and postage fees                                            9,576          109,969           35,415           35,487
   Audit and legal fees                                                 7,308           50,003           12,873           13,160
   Registration and filing fees                                         2,008            8,175            6,162            7,443
   Trustees fees and expenses (Note 8)                                  1,243            5,155            4,365            4,402
   Transfer agent fee for Series III (Note 6)                               -            2,480            1,682                -
   Blue sky fees for Series III (Note 6)                                    -              870              798                -
   Miscellaneous                                                        2,521           50,371           10,584            9,064
                                                                -------------    -------------    -------------    -------------
   Expenses before reductions by investment adviser                   922,538        3,484,709        3,550,780        3,030,064
   Less reductions of expenses by investment adviser (Note 6)               -           (3,350)          (2,480)               -
                                                                -------------    -------------    -------------    -------------
   Total expenses                                                     922,538        3,481,359        3,548,300        3,030,064
                                                                -------------    -------------    -------------    -------------
Net investment income (loss)                                         (630,370)      (1,419,222)       3,088,418          (17,362)
                                                                -------------    -------------    -------------    -------------

Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:
   Investment transactions                                         10,484,358       33,706,620       13,369,655       15,544,679
   Written options contracts                                                -                -                -         (292,164)
   Foreign currency and forward foreign currency contracts                  -            4,253          (24,459)          37,083

Change in unrealized appreciation (depreciation) on:
   Investments                                                     (2,918,788)       7,616,945       89,168,068      (29,590,904)
   Translation of foreign currency and forward foreign
      currency contracts                                                    -             (863)           1,103                -
                                                                -------------    -------------    -------------    -------------
   Net gain (loss) on investments, options, foreign currency
      and forward foreign currency contracts                        7,565,570       41,326,955      102,514,367      (14,301,306)
                                                                -------------    -------------    -------------    -------------

Net increase (decrease) in net assets resulting from
  operations                                                    $   6,935,200    $  39,907,733    $ 105,602,785    ($ 14,318,668)
                                                                =============    =============    =============    =============

+ For the period January 1, 2005 to March 2, 2005.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                 STRATEGIC        FINANCIAL    INTERNATIONAL   INTERNATIONAL
                                                               OPPORTUNITIES      SERVICES     OPPORTUNITIES       STOCK
                                                                   TRUST            TRUST         TRUST *          TRUST
                                                               -------------    ------------   -------------   -------------
Investment Income:
     Interest                                                   $    147,295    $     67,298    $   102,658     $     57,771
     Mortgage dollar rolls                                                 -               -      4,403,105                -
     Dividends                                                     1,867,908         757,030              -       11,440,727
     Securities lending                                               46,300           8,294              -          443,595
     Less: Foreign taxes withheld                                    (27,415)              -        (446,771)     (1,371,174)
                                                                ------------    ------------    ------------    ------------
     Total income                                                  2,034,088         832,622       4,058,992      10,570,919
                                                                ------------    ------------    ------------    ------------

Expenses:

     Investment adviser fee (Note 6)                               1,744,775         442,457         514,680       2,859,552
     Distribution fee for Series I (Note 7)                          265,196          29,189               1         140,218
     Distribution fee for Series II(Note 7)                           40,964          64,950             131         180,645
     Distribution fee for Series III (Note 7)                              -             303               -             596
     Custodian fee                                                   113,008          19,195          42,035         393,838
     Fund administration fees (Note 6)                                21,170           4,129           4,311          26,676
     Printing and postage fees                                        28,406          13,491           3,749          37,545
     Audit and legal fees                                             11,829          11,056           4,521          13,246
     Registration and filing fees                                      6,185           1,149           1,515           7,080
     Trustees fees and expenses (Note 8)                               3,586             777             948           4,549
     Transfer agent fee for Series III (Note 6)                            -             357               -               -
     Blue sky fees for Series III (Note 6)                                 -             706               -               -
     Miscellaneous                                                     8,280           1,978             757          10,923
                                                                ------------    ------------    ------------    ------------
     Expenses before reductions by investment adviser              2,243,399         589,737         572,648       3,674,868
     Less reductions of expenses by investment adviser
        (Note 6)                                                           -         (12,860)              -               -
                                                                ------------    ------------    ------------    ------------
     Total expenses                                                2,243,399         576,877         572,648       3,674,868
                                                                ------------    ------------    ------------    ------------
Net investment income (loss)                                        (209,311)        255,745       3,486,344       6,896,051
                                                                ------------    ------------    ------------    ------------

Realized and unrealized gain (loss) on investments, foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:
     Investment transactions +                                    12,717,270       1,531,523      (1,237,777)     18,319,786
     Foreign currency and forward foreign currency contracts          (8,102)         (6,004)       (841,487)     (1,111,193)

Change in unrealized appreciation (depreciation) on:
     Investments ++                                              (23,402,434)     (1,615,921)      1,742,702     (24,597,098)
     Translation of foreign currency and forward foreign
     currency contracts                                                   (5)         (3,276)        (60,108)        (59,095)
                                                                ------------    ------------    ------------    ------------
     Net gain (loss) on investments, foreign currency and
     forward foreign currency contracts                          (10,693,271)        (93,678)       (396,670)     (7,447,600)
                                                                ------------    ------------    ------------    ------------

Net increase (decrease) in net assets resulting from
     operations                                                 ($10,902,582)   $    162,067    $  3,089,674    ($   551,549)
                                                                ============    ============    ============    ============

*     For the  period April 29, 2005 (commencement of operations) to June 30,
      2005.

+     Net of foreign taxes of 221,605 Strategic Opportunities Trust.

++    Net of deferred foreign taxes of $401,242 for Strategic Opportunities
      Trust.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                              INTERNATIONAL     OVERSEAS      INTERNATIONAL   QUANTITATIVE
                                                                SMALL CAP        EQUITY           VALUE          MID CAP
                                                                  TRUST         TRUST +           TRUST           TRUST
                                                              ------------    ------------    ------------    ------------
Investment Income:
   Interest                                                   $    232,207    $     80,912    $    364,162    $     36,838
   Dividends                                                     9,468,370       4,091,944      22,621,880         539,055
   Securities lending                                              361,615          94,873         608,321           8,706
   Less: Foreign taxes withheld                                 (1,145,317)       (512,443)     (2,607,159)              -
                                                              ------------    ------------    ------------    ------------
   Total income                                                  8,916,875       3,755,286      20,987,204         584,599
                                                              ------------    ------------    ------------    ------------

Expenses:
   Investment adviser fee (Note 6)                               2,412,060       1,211,478       4,189,862         480,553
   Distribution fee for Series I (Note 7)                          136,867               -         227,757          74,631
   Distribution fee for  Series II (Note 7)                        160,170              81         402,288          18,977
   Distribution fee for Series III (Note 7)                            570               -               -               -
   Custodian fee                                                   445,037          96,191         500,661          31,921
   Fund administration fees (Note 6)                                21,728           3,159          42,474           6,038
   Printing and postage fees                                        30,565           2,742         112,271           8,269
   Audit and legal fees                                             12,978          12,502          50,123           7,977
   Registration and filing fees                                      5,869           1,147          11,606           1,640
   Trustees fees and expenses (Note 8)                               3,716           3,178           7,645           1,053
   Transfer agent fee for Series III (Note 6)                          874               -               -               -
   Blue sky fees for Series III (Note 6)                               735               -               -               -
   Miscellaneous                                                     6,190          11,643          10,576           3,145
                                                              ------------    ------------    ------------    ------------
   Expenses before reductions by investment adviser              3,237,359       1,342,121       5,555,263         634,204
   Less reductions of expenses by investment adviser
    (Note 6)                                                        (1,609)              -        (223,151)              -
                                                              ------------    ------------    ------------    ------------

   Total expenses                                                3,235,750       1,342,121       5,332,112         634,204
                                                              ------------    ------------    ------------    ------------
Net investment income (loss)                                     5,681,125       2,413,165      15,655,092         (49,605)
                                                              ------------    ------------    ------------    ------------

Realized and unrealized gain (loss) on investments, foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:

   Investment transactions                                      25,481,721       7,912,487      48,115,229       3,615,252
   Foreign currency and forward foreign currency contracts        (333,093)        637,840        (997,278)              -
Change in unrealized appreciation (depreciation) on:

   Investments ++                                              (27,252,255)    (14,662,604)    (45,057,127)      2,721,272
   Translation of foreign currency and forward foreign
    currency contracts                                            (146,620)        142,316        (525,887)              -
                                                              ------------    ------------    ------------    ------------
   Net gain (loss) on investments, foreign currency and
    forward foreign currency contracts                          (2,250,247)     (5,969,961)      1,534,937       6,336,524
                                                              ------------    ------------    ------------    ------------

Net increase (decrease) in net assets resulting from
        operations                                            $  3,430,878   ($  3,556,796)   $ 17,190,029    $  6,286,919
                                                              ============    ============    ============    ============

+ Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29, 2005, a reorganization of the JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

++    Net of deferred foreign taxes of $57 for International Small Cap Trust.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                   MID CAP                       CAPITAL         U.S. GLOBAL
                                                                    CORE          GLOBAL      APPRECIATION     LEADERS GROWTH
                                                                    TRUST         TRUST          TRUST             TRUST
                                                                ------------  --------------  ---------------  --------------
Investment Income:
   Interest                                                     $    289,331     $     57,783    $    136,697    $     40,625
   Dividends                                                         548,037        6,116,799       1,128,175       1,044,121
   Securities lending                                                  1,618          123,101          18,797           1,301
   Less: Foreign taxes withheld                                       (4,877)        (624,236)        (44,747)              -
                                                                ------------     ------------    ------------    ------------
   Total income                                                      834,109        5,673,447       1,238,922       1,086,047
                                                                ------------     ------------    ------------    ------------

Expenses:

   Investment adviser fee (Note 6)                                   447,230        1,482,278       1,102,053         616,950
   Distribution fee for Series I (Note 7)                              8,089          201,351          48,570          10,830
   Distribution fee for Series II (Note 7)                            70,595           46,988         111,902          34,131
   Distribution fee for Series III (Note 7)                               50+             365             188              46
   Custodian fee                                                      30,372          239,278          42,221          16,951
   Fund administration fees (Note 6)                                   3,135           16,015          10,766           3,714
   Printing and postage fees                                           4,355           21,993          15,036          11,418
   Audit and legal fees                                                7,240           10,837           9,132          11,829
   Registration and filing fees                                          851            4,602           2,893           1,213
   Trustees fees and expenses (Note 8)                                   574            2,751           1,849             828
   Transfer agent fee for Series III (Note 6)                              -              401               -               9
   Blue sky fees for Series III (Note 6)                                   -              710               -             182
   Miscellaneous                                                       1,264            6,625           3,511           1,652
                                                                ------------     ------------    ------------    ------------
   Expenses before reductions by investment adviser                  573,755        2,034,194       1,348,121         709,753
   Less reductions of expenses by investment adviser (Note 6)              -          (94,590)              -            (191)
                                                                ------------     ------------    ------------    ------------
   Total expenses                                                    573,755        1,939,604       1,348,121         709,562
                                                                ------------     ------------    ------------    ------------
Net investment income (loss)                                         260,354        3,733,843        (109,199)        376,485
                                                                ------------     ------------    ------------    ------------

Realized and unrealized gain (loss) on investments, foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:

   Investment transactions                                         4,201,067       18,285,138       7,042,396      (1,345,433)
   Foreign currency and forward foreign currency contracts            (7,242)         (71,169)            100               -
Change in unrealized appreciation (depreciation) on:

   Investments                                                       298,990      (20,096,047)     (1,737,656)      5,015,844
   Translation of foreign currency and forward foreign
   currency contracts                                                     77         (113,155)              -               -
                                                                ------------     ------------    ------------    ------------
   Net gain (loss) on investments, foreign currency and
     forward foreign currency contracts                            4,492,892       (1,995,233)      5,304,840       3,670,411
                                                                ------------     ------------    ------------    ------------

Net increase (decrease) in net assets resulting from
 operations                                                     $  4,753,246     $  1,738,610    $  5,195,641    $  4,046,896
                                                                ============     ============    ============    ============

+     For the period January 1, 2005 to March 1, 2005.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                QUANTITATIVE      ALL CAP        LARGE CAP        BLUE CHIP
                                                                   ALL CAP         CORE           GROWTH           GROWTH
                                                                    TRUST          TRUST           TRUST            TRUST
                                                                ------------    ------------    ------------    ------------
Investment Income:
   Interest                                                     $     32,327    $     95,687    $     46,829    $    251,117
   Dividends                                                       2,370,753       1,863,431       3,467,977      11,873,805
   Securities lending                                                 29,432          11,503          14,896          58,676
   Less: Foreign taxes withheld                                      (33,280)           (329)        (23,132)        (74,436)
                                                                ------------    ------------    ------------    ------------
      Total income                                                 2,399,232       1,970,292       3,506,570      12,109,162
                                                                ------------    ------------    ------------    ------------

Expenses:
   Investment adviser fee (Note 6)                                 1,014,226         921,604       1,998,361       7,464,312
   Distribution fee for Series I (Note 7)                            181,547         140,379         206,380         621,366
   Distribution fee for Series II (Note 7)                             7,902          19,318         150,632         435,816
   Distribution fee for Series III (Note 7)                            2,270               -               -           1,528
   Custodian fee                                                      45,087          47,217          77,797         154,354
   Fund administration fees (Note 6)                                  14,489          11,095          21,429          81,768
   Printing and postage fees                                          19,435          15,016          56,663         214,479
   Audit and legal fees                                               10,320           8,873          23,665          69,610
   Registration and filing fees                                        3,408           3,122           6,315          23,199
   Trustees fees and expenses (Note 8)                                 2,551           1,937           3,729          14,171
   Transfer agent fee for Series III (Note 6)                          1,944               -               -           2,106
   Blue sky fees for Series III (Note 6)                                 816               -               -             825
   Miscellaneous                                                       3,177           4,036          12,904          33,378
                                                                ------------    ------------    ------------    ------------
   Expenses before reductions by investment adviser                1,307,172       1,172,597       2,557,875       9,116,912
   Less reductions of expenses by investment adviser (Note 6)         (2,760)              -               -        (310,955)
                                                                ------------    ------------    ------------    ------------
   Total expenses                                                  1,304,412       1,172,597       2,557,875       8,805,957
                                                                ------------    ------------    ------------    ------------
Net investment income (loss)                                       1,094,820         797,695         948,695       3,303,205
                                                                ------------    ------------    ------------    ------------

Realized and unrealized gain (loss) on investments, foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:

   Investment transactions                                        10,221,295      14,056,525      31,326,601       6,393,496
   Futures contracts                                                       -        (251,276)              -               -
   Foreign currency and forward foreign currency contracts              (995)              -          11,813         (24,747)
Change in unrealized appreciation (depreciation) on:

   Investments                                                    (9,372,755)    (12,653,158)    (45,360,835)     (5,867,567)
   Futures contracts                                                       -        (157,639)              -               -
   Translation of foreign currency and forward foreign
     currency contracts                                                 (114)              -            (830)            427
                                                                ------------    ------------    ------------    ------------
   Net gain (loss) on investments, foreign currency and
     forward foreign currency contracts                              847,431         994,452     (14,023,251)        501,609
                                                                ------------    ------------    ------------    ------------

Net increase (decrease) in net assets resulting from
   operations                                                   $  1,942,251    $  1,792,147    ($13,074,556)   $  3,804,814
                                                                ============    ============    ============    ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                 U.S.             CORE          STRATEGIC       LARGE CAP
                                                               LARGE CAP         EQUITY          VALUE            VALUE
                                                                 TRUST           TRUST*          TRUST            TRUST
                                                             -------------    ------------    ------------    ------------
Investment Income:
   Interest                                                   $    108,832    $     59,704    $     34,625    $     13,845
   Dividends                                                     5,665,671       2,103,337       1,363,123       1,365,760
   Securities lending                                               40,461               -          15,076           3,369
   Less: Foreign taxes withheld                                   (170,950)        (11,325)        (21,363)              -
                                                             -------------    ------------    ------------    ------------
   Total income                                                  5,644,014       2,151,716       1,391,461       1,382,974
                                                             -------------    ------------    ------------    ------------

Expenses:
   Investment adviser fee (Note 6)                               2,915,985       1,823,165         637,762         790,696
   Distribution fee for Series I (Note 7)                          321,498          49,863          36,531          22,071
   Distribution fee for  Series II (Note 7)                        270,478         181,161          70,815         121,389
   Distribution fee for Series III (Note 7)                            215             523             102             163
   Custodian fee                                                    84,254          56,333          38,638          35,746
   Fund administration fees (No)                                    36,923          19,020           6,784           7,749
   Printing and postage fees                                        52,536          27,471           9,449          11,407
   Audit and legal fees                                             19,976          12,225           8,072           8,478
   Registration and filing fees                                     10,137           4,940           1,884           1,851
   Trustees fees and expenses (Note 8)                               6,290           3,268           1,216           1,383
   Miscellaneous                                                    10,707           4,897           2,499           1,791
                                                             -------------    ------------    ------------    ------------
   Total expenses                                                3,728,999       2,182,866         813,752       1,002,724
                                                             -------------    ------------    ------------    ------------
Net investment income (loss)                                     1,915,015         (31,150)        577,709         380,250
                                                             -------------    ------------    ------------    ------------

Realized and unrealized gain (loss) on investments, foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:

   Investment transactions                                      46,905,996         591,855       4,432,579       4,826,039
   Foreign currency and forward foreign currency contracts               -          (6,345)              -               -
Change in unrealized appreciation (depreciation) on:

   Investments                                                 (71,076,194)     (6,009,044)     (7,008,168)      7,389,529
   Translation of foreign currency and forward foreign
     currency contracts                                                  -          (1,066)              -               -
                                                             -------------    ------------    ------------    ------------
   Net gain (loss) on investments, foreign currency and
     forward foreign currency contracts                        (24,170,198)     (5,424,600)     (2,575,589)     12,215,568
                                                             -------------    ------------    ------------    ------------

Net increase (decrease) in net assets resulting from
   operations                                                 ($22,255,183)   ($ 5,455,750)   ($ 1,997,880)   $ 12,595,818
                                                             =============    ============    ============    ============

*     For the period April 29, 2005 (commencement of operations) to June 30,
      2005.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                  CLASSIC                        REAL ESTATE      SMALL CAP
                                                                   VALUE          UTILITIES      SECURITIES     OPPORTUNITIES
                                                                   TRUST           TRUST           TRUST            TRUST
                                                                ------------    ------------    ------------    -------------
Investment Income:
   Interest                                                     $      4,787    $    320,885    $    125,711    $     49,655
   Dividends                                                         162,771       1,382,283      22,673,566       2,502,893
   Securities lending                                                     37           9,272          31,383          88,867
   Less: Foreign taxes withheld                                         (388)        (70,387)        (23,563)         (6,567)
                                                                ------------    ------------    ------------    ------------
      Total income                                                   167,207       1,642,053      22,807,097       2,634,848
                                                                ------------    ------------    ------------    ------------

Expenses:
   Investment adviser fee (Note 6)                                    70,338         417,890       3,300,505       1,415,602
   Distribution fee for Series I (Note 7)                              2,096          37,474         263,923          36,935
   Distribution fee for Series II (Note 7)                            20,814          63,595         333,763         131,208
   Distribution fee for Series III (Note 7)                                -             255           3,209             237+
   Custodian fee                                                      12,982          75,971          78,952          38,029
   Fund administration fees (Note 6)                                     727           4,238          43,386          11,701
   Printing and postage fees                                             959           5,960         109,741          30,077
   Audit and legal fees                                                7,604           7,982          39,458          18,010
   Registration and filing fees                                          158           1,094          11,925           3,127
   Trustees fees and expenses (Note 8)                                   130             732           7,411           2,153
   Transfer agent fee for Series III (Note 6)                              -             276           3,446               -
   Blue sky fees for Series III (Note 6)                                   -             690             950               -
   Miscellaneous                                                       1,274           1,191          21,308           6,028
                                                                ------------    ------------    ------------    ------------
   Expenses before reductions by investment adviser                  117,082         617,348       4,217,977       1,693,107
   Less reductions of expenses by investment adviser (Note 6)              -            (966)         (4,396)              -
                                                                ------------    ------------    ------------    ------------
   Total expenses                                                    117,082         616,382       4,213,581       1,693,107
                                                                ------------    ------------    ------------    ------------
Net investment income (loss)                                          50,125       1,025,671      18,593,516         941,741
                                                                ------------    ------------    ------------    ------------

Realized and unrealized gain (loss) on investments, foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:
   Investment transactions                                           569,334       6,350,864      96,886,396      (1,110,394)
   Foreign currency and forward foreign currency contracts                 -         475,751               -             178
Change in unrealized appreciation (depreciation) on:
   Investments                                                        10,695         690,177     (27,745,010)     22,933,131
   Translation of foreign currency and forward foreign
     currency contracts                                                    -         441,484               -              98
                                                                ------------    ------------    ------------    ------------
   Net gain (loss) on investments, foreign currency and
     forward foreign currency contracts                              580,029       7,958,276      69,141,386      21,823,013
                                                                ------------    ------------    ------------    ------------

Net increase (decrease) in net assets resulting from
  operations                                                    $    630,154    $  8,983,947    $ 87,734,902    $ 22,764,754
                                                                ============    ============    ============    ============

+     For the period January 1, 2005 to March 1, 2005.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                  SMALL CAP     SMALL COMPANY       SPECIAL          MID
                                                                   VALUE            VALUE            VALUE          VALUE
                                                                  TRUST ++          TRUST            TRUST         TRUST ++
                                                                ------------    -------------    ------------    ------------
Investment Income:
   Interest                                                     $     51,866    $    229,548     $     47,637    $     68,816
   Dividends                                                       1,903,678       4,363,443          243,708       1,035,684
   Securities lending                                                 37,993          41,707            3,125          15,965
   Less: Foreign taxes withheld                                       (4,358)              -                -         (11,270)
                                                                ------------    ------------     ------------    ------------
   Total income                                                    1,989,179       4,634,698          294,470       1,109,195
                                                                ------------    ------------     ------------    ------------

Expenses:

   Investment adviser fee (Note 6)                                 1,182,306       3,610,381          223,704         831,964
   Distribution fee for  Series I (Note 7)                                 1         265,326            5,325               -
   Distribution fee for Series II (Note 7)                               419         353,820           37,194             140
   Distribution fee for Series III (Note 7)                                -             161+             778               -
   Custodian fee                                                      64,947          70,479           27,515          21,898
   Fund administration fees (Note 6)                                   3,091          33,222            1,680           2,233
   Printing and postage fees                                          14,601          45,405            2,717          41,785
   Audit and legal fees                                               13,047          15,086            7,187           8,277
   Registration and filing fees                                        1,094           9,050              440             780
   Trustees fees and expenses (Note 8)                                 3,375           5,671              324           1,682
   Transfer agent fee for Series III (Note 6)                              -               -              940               -
   Blue sky fees for Series III (Note 6)                                   -               -              758               -
   Miscellaneous                                                       8,899          10,222              446           1,795
                                                                ------------    ------------     ------------    ------------
   Expenses before reductions by investment adviser                1,291,780       4,418,823          309,008         910,554
   Less reductions of expenses by investment adviser (Note 6)            -           (40,913)          (1,698)         (8,475)
                                                                ------------    ------------     ------------    ------------
   Total expenses                                                  1,291,780       4,377,910          307,310         902,079
                                                                ------------    ------------     ------------    ------------
Net investment income (loss)                                         697,399         256,788          (12,840)        207,116
                                                                ------------    ------------     ------------    ------------

Realized and unrealized gain (loss) on investments:
   foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                        39,249,215       6,547,455          473,976       5,730,771
   Foreign currency and forward foreign currency contracts                 -               -                -             (42)
Change in unrealized appreciation (depreciation) on:
   Investments                                                   (29,036,827)    (14,861,647)        (408,373)     (6,480,425)
   Translation of foreign currency and forward foreign                     -               -                -             354
     currency contracts
   Net gain (loss) on investments, foreign currency and
     forward foreign  currency contracts                          10,212,388      (8,314,192)          65,603        (749,342)
                                                                ------------    ------------     ------------    ------------

Net increase (decrease) in net assets resulting from
  operations                                                    $ 10,909,787    ($ 8,057,404)    $     52,763    ($   542,226)
                                                                ============    ============     ============    ============

*     For the period April 29, 2005 (commencement of operations) to June 30,
      2005.

+     For the period January 1, 2005 to March 2, 2005.

++ Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29, 2005, a reorganization of the JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                            MID CAP                      ALL CAP        GROWTH &
                                                                             VALUE         VALUE          VALUE          INCOME
                                                                             TRUST         TRUST          TRUST        TRUST II+
                                                                         ------------   ------------   ------------  --------------
Investment Income:
   Interest                                                              $    128,508   $    205,227   $    127,687  $       74,314
   Dividends                                                                5,483,773      1,657,214      3,325,498      15,900,332
   Securities lending                                                          26,631              -         12,101          53,247
   Less: Foreign taxes withheld                                               (13,939)        (1,296)       (22,850)        (75,225)
                                                                         ------------   ------------   ------------  --------------
   Total income                                                             5,624,973      1,861,145      3,442,436      15,952,668
                                                                         ------------   ------------   ------------  --------------

Expenses:
   Investment adviser fee (Note 6)                                          2,774,177      1,027,092      1,570,015       7,073,925
   Distribution fee for Series I (Note 7)                                     215,326        155,327         79,971               -
   Distribution fee for Series II(Note 7)                                     404,150         66,377        177,212               -
   Distribution fee for Series III (Note 7)                                     2,658              -            654               -
   Custodian fee                                                               68,702         44,299         55,890         198,293
   Fund administration fees (Note 6)                                           29,287         14,128         17,091          29,226
   Printing and postage fees                                                   40,948         18,298         23,937         587,920
   Audit and legal fees                                                        14,739          9,682         10,933          40,864
   Registration and filing fees                                                 7,902          3,898          4,638          10,289
   Trustees fees and expenses (Note 8)                                          4,951          2,490          2,902          20,435
   Transfer agent fee for Series III (Note 6)                                   2,495              -            882               -
   Blue sky fees for Series III (Note 6)                                          864              -            736               -
   Miscellaneous                                                                8,253         12,956          5,096          30,455
                                                                         ------------   ------------   ------------  --------------
   Expenses before reductions by investment adviser                         3,574,452      1,354,547      1,949,957       7,991,407
   Less reductions of expenses by investment adviser (Note 6)                  (3,359)             -         (1,618)              -
                                                                         ------------   ------------   ------------  --------------
   Total expenses                                                           3,571,093      1,354,547      1,948,339       7,991,407
                                                                         ------------   ------------   ------------  --------------
Net investment income (loss)                                                2,053,880        506,598      1,494,097       7,961,261
                                                                         ------------   ------------   ------------  --------------

Realized and unrealized gain (loss) on investments, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                                 19,500,824     38,197,546     14,349,064     103,960,586
   Foreign currency and forward foreign currency contracts                          -              -              -              59
Change in unrealized appreciation (depreciation) on:
   Investments                                                             (4,979,931)   (31,129,788)   (24,289,556)    (72,842,825)
   Translation of foreign currency and forward foreign currency
   contracts                                                                        -              -              -            (146)
                                                                         ------------   ------------   ------------  --------------
   Net gain (loss) on investments, foreign currency and forward foreign
   currency contracts                                                      14,520,893      7,067,758     (9,940,492)     31,117,674
                                                                         ------------   ------------   ------------  --------------

Net increase (decrease) in net assets resulting from operations          $ 16,574,773   $  7,574,356   ($ 8,446,395) $   39,078,935
                                                                         ============   ============   ============  ==============

+ Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29,
  2005, a reorganization of the JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                          FUNDAMENTAL     GROWTH &       LARGE        QUANTITATIVE
                                                                            VALUE          INCOME         CAP            VALUE
                                                                            TRUST          TRUST         TRUST *         TRUST
                                                                         ------------   ------------   ------------   -------------
Investment Income:
   Interest                                                              $    778,100   $     57,266   $     15,078   $      90,778
   Dividends                                                                7,660,282     10,947,821        298,505       2,711,480
   Securities lending                                                          28,943         10,045              -           7,867
   Less: Foreign taxes withheld                                              (238,534)       (23,960)             -         (24,223)
                                                                         ------------   ------------   ------------   -------------
   Total income                                                             8,228,791     10,991,172        313,583       2,785,902
                                                                         ------------   ------------   ------------   -------------

Expenses:
   Investment adviser fee (Note 6)                                          3,405,718      4,017,235        153,076         905,327
   Distribution fee for Series I (Note 7)                                     186,593        916,091             54          94,718
   Distribution fee for Series II(Note 7)                                     433,383              -             10          27,274
   Distribution fee for Series III (Note 7)                                     1,006              -              -              85+
   Custodian fee                                                               95,514        117,408         33,658          34,902
   Fund administration fees (Note 6)                                           35,244         60,673            435          10,209
   Printing and postage fees                                                   49,261         81,182            517          13,989
   Audit and legal fees                                                        15,519         21,316          3,576           9,979
   Registration and filing fees                                                 9,574         17,842            177           2,558
   Trustees fees and expenses (Note 8)                                          5,968         10,347            114           1,742
   Transfer agent fee for Series III (Note 6)                                   1,298          1,178              -               -
   Blue sky fees for Series III (Note 6)                                          764            769              -               -
   Miscellaneous                                                               10,477         29,285            301           2,755
                                                                         ------------   ------------   ------------   -------------
   Expenses before reductions by investment adviser                         4,250,319      5,273,326        191,918       1,103,538
   Less reductions of expenses by investment adviser (Note 6)                 (85,461)        (1,947)             -               -
                                                                         ------------   ------------   ------------   -------------
   Total expenses                                                           4,164,858      5,271,379        191,918       1,103,538
                                                                         ------------   ------------   ------------   -------------
Net investment income (loss)                                                4,063,933      5,719,793        121,665       1,682,364
                                                                         ------------   ------------   ------------   -------------

Realized and unrealized gain (loss) on investments, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                                   (445,305)    46,513,004        (23,066)     18,693,531
   Futures contracts                                                                -              -         (3,973)              -
   Foreign currency and forward foreign currency contracts                     15,861              -              -            (482)
Change in unrealized appreciation (depreciation) on:
   Investments                                                              9,226,082    (62,473,958)     4,316,847      (4,975,436)
   Futures contracts                                                                -              -        (18,053)              -
   Translation of foreign currency and forward foreign currency
   contracts                                                                   (3,793)             -              -               -

                                                                         ------------   ------------   ------------   -------------

   Net gain (loss) on investments, foreign currency and forward foreign
   currency contracts                                                       8,792,845    (15,960,954)     4,271,755      13,717,613
                                                                         ------------   ------------   ------------   -------------

Net increase (decrease) in net assets resulting from operations          $ 12,856,778   ($10,241,161)  $  4,393,420   $  15,399,977
                                                                         ============   ============   ============   =============

* For the period April 29, 2005 (commencement of operations) to June 30, 2005.

+ For the period January 1, 2004 to March 2, 2005.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                                          INCOME &                        GLOBAL
                                                                         EQUITY-INCOME     VALUE         MANAGED        ALLOCATION
                                                                            TRUST          TRUST          TRUST+           TRUST
                                                                         -------------  ------------   ------------   --------------
Investment Income:
   Interest                                                              $  1,649,395   $  5,785,320   $ 15,167,538   $   1,101,498
   Dividends                                                               24,325,496      3,640,030      9,868,981       1,654,691
   Securities lending                                                         104,546         44,787         90,429          24,716
   Less: Foreign taxes withheld                                              (292,488)      (104,266)       (99,683)       (111,603)
                                                                         ------------   ------------   ------------   -------------
   Total income                                                            25,786,949      9,365,871     25,027,265       2,669,302
                                                                         ------------   ------------   ------------   -------------

Expenses:
   Investment adviser fee (Note 6)                                          8,185,318      2,441,770      6,924,618         749,275
   Distribution fee for Series I (Note 7)                                     685,747        341,806              -          52,162
   Distribution fee for Series II(Note 7)                                     629,250        188,883              -         122,722
   Distribution fee for Series III (Note 7)                                     1,670              -              -             103
   Custodian fee                                                              165,212        153,290        223,426         143,789
   Fund administration fees (Note 6)                                           89,745         31,453         22,250           8,868
   Printing and postage fees                                                  236,067         44,104        103,512          12,641
   Audit and legal fees                                                        77,974         19,308         47,998           8,848
   Registration and filing fees                                                25,388          8,847          7,882           2,239
   Trustees fees and expenses (Note 8)                                         15,442          5,437         23,636           1,508
   Transfer agent fee for Series III (Note 6)                                   2,079              -              -               -
   Blue sky fees for Series III (Note 6)                                          835              -              -               -
   Miscellaneous                                                               37,188         20,574         27,995           1,659
                                                                         ------------   ------------   ------------   -------------
   Expenses before reductions by investment adviser                        10,151,915      3,255,472      7,381,317       1,103,814
   Less reductions of expenses by investment adviser (Note 6)                (341,284)             -              -               -
                                                                         ------------   ------------   ------------   -------------
   Total expenses                                                           9,810,631      3,255,472      7,381,317       1,103,814
                                                                         ------------   ------------   ------------   -------------
Net investment income (loss)                                               15,976,318      6,110,399     17,645,948       1,565,488
                                                                         ------------   ------------   ------------   -------------

Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                                 87,321,344     17,558,478     85,346,745      13,010,556
   Foreign currency and forward foreign currency contracts                    (19,964)       124,433              -         425,387
Change in unrealized appreciation (depreciation) on:
   Investments                                                            (96,761,585)   (25,611,960)   (77,147,650)    (15,741,766)
   Translation of foreign currency and forward foreign currency
   contracts                                                                   (4,305)        (7,697)             -        (685,654)
                                                                         ------------   ------------   ------------   -- ----------

   Net gain (loss) on investments, foreign currency and forward foreign
   currency contracts                                                      (9,464,510)    (7,936,746)     8,199,095      (2,991,477)
                                                                         ------------   ------------   ------------   -------------

Net increase (decrease) in net assets resulting from operations          $  6,511,808   ($ 1,826,347)  $ 25,845,043   ($  1,425,989)
                                                                         ============   ============   ============   =============

* For the period April 29, 2005 (commencement of operations) to June 30, 2005.

+ Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29,
  2005, a reorganization of the JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                             HIGH        U.S. HIGH       STRATEGIC        STRATEGIC
                                                                            YIELD        YIELD BOND        BOND            INCOME
                                                                            TRUST          TRUST *         TRUST            TRUST
                                                                         ------------   ------------   ------------   -------------
Investment Income:
   Interest                                                              $ 64,897,712   $  1,501,436   $ 26,774,351   $     470,094
   Dividends                                                                  186,495              -         46,774             300
   Securities lending                                                         488,259              -        117,034             632
   Less: Foreign taxes withheld                                                     -              -              -          (1,465)
                                                                         ------------   ------------   ------------   -------------
   Total income                                                            65,572,466      1,501,436     26,938,159         469,561
                                                                         ------------   ------------   ------------   -------------

Expenses:
   Investment adviser fee (Note 6)                                          4,464,850        262,352      3,094,105          74,303
   Distribution fee for Series I (Note 7)                                     264,616              -#       214,946           3,661
   Distribution fee for Series II(Note 7)                                     529,189             65        340,067          24,933
   Distribution fee for Series III (Note 7)                                     2,299              -          1,821               -
   Custodian fee                                                              263,594         44,889        220,287          22,070
   Fund administration fees (Note 6)                                           61,189          2,906         40,942             902
   Printing and postage fees                                                  104,660          2,527         57,791           1,284
   Audit and legal fees                                                        30,818          4,819         20,458           8,663
   Registration and filing fees                                                16,330          1,022         10,998             221
   Trustees fees and expenses (Note 8)                                         10,370            639          6,937             381
   Transfer agent fee for Series III (Note 6)                                   3,070              -          2,092               -
   Blue sky fees for Series III (Note 6)                                          889              -            826               -
   Miscellaneous                                                               30,531            531         15,597             895
                                                                         ------------   ------------   ------------   -------------
   Expenses before reductions by investment adviser                         5,782,405        319,750      4,026,867         137,313
   Less reductions of expenses by investment adviser (Note 6)                  (3,959)             -         (2,918)              -
                                                                         ------------   ------------   ------------   -------------
   Total expenses                                                           5,778,446        319,750      4,023,949         137,313
                                                                         ------------   ------------   ------------   -------------
Net investment income (loss)                                               59,794,020      1,181,686     22,914,210         332,248
                                                                         ------------   ------------   ------------   -------------

Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                                  9,998,879          1,743     13,853,917          61,234
   Futures contracts                                                                -              -       (375,335)             (4)
   Foreign currency and forward foreign currency contracts                    (46,994)             -         14,005         105,616
Change in unrealized appreciation (depreciation) on:
   Investments                                                            (52,522,965)     2,409,941    (17,457,482)       (398,148)
   Futures contracts                                                                -              -       (808,387)        (20,532)
   Translation of foreign currency and forward foreign currency contract      (15,709)             -      3,501,207          51,788
                                                                         ------------   ------------   ------------   -------------
   Net gain (loss) on investments, foreign currency and forward foreign
   currency contracts                                                     (42,586,789)     2,411,684     (1,272,075)       (200,046)
                                                                         ------------   ------------   ------------   -------------

Net increase (decrease) in net assets resulting from operations          $ 17,207,231   $  3,593,370   $ 21,642,135   $     132,202
                                                                         ============   ============   ============   =============

* For the period May 2, 2005 (commencement of operations) to June 30, 2005.

# Amount is less than $1

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                            GLOBAL       INVESTMENT       TOTAL        REAL RETURN
                                                                             BOND       QUALITY BOND      RETURN          BOND
                                                                            TRUST          TRUST           TRUST          TRUST
                                                                         ------------   ------------   ------------   -------------
Investment Income:
   Interest                                                              $ 13,758,463   $ 12,870,373   $ 28,429,888   $   8,507,676
   Dividends                                                                   98,714              -        275,809               -
   Securities lending                                                             979          8,321            619               -
                                                                         ------------   ------------   ------------   -------------
   Total income                                                            13,858,156     12,878,694     28,706,316       8,507,676
                                                                         ------------   ------------   ------------   -------------

Expenses:
   Investment adviser fee (Note 6)                                          2,843,875      1,236,063      4,825,191       1,872,203
   Distribution fee for Series I (Note 7)                                     172,739        186,264        416,287          54,772
   Distribution fee for Series II(Note 7)                                     339,426        122,957        664,788         354,820
   Distribution fee for Series III (Note 7)                                     2,225            456          6,000             695
   Custodian fee                                                              285,835        130,471        212,658          95,590
   Fund administration fees (Note 6)                                           37,247         19,664         63,129          23,813
   Printing and postage fees                                                   74,577         27,294        104,016          33,452
   Audit and legal fees                                                        29,897         14,039         29,675          15,164
   Registration and filing fees                                                 9,703          5,626         17,706           6,232
   Trustees fees and expenses (Note 8)                                          6,407          3,368         10,600           4,284
   Transfer agent fee for Series III (Note 6)                                   2,118            525          7,061           1,172
   Blue sky fees for Series III (Note 6)                                          831            713          1,387             756
   Miscellaneous                                                               33,356          7,293         71,553          31,762
                                                                         ------------   ------------   ------------   -------------
   Expenses before reductions by investment adviser                         3,838,236      1,754,733      6,430,051       2,494,715
   Less reductions of expenses by investment adviser (Note 6)                  (2,949)        (1,238)        (8,448)         (1,928)
                                                                         ------------   ------------   ------------   -------------
   Total expenses                                                           3,835,287      1,753,495      6,421,603       2,492,787
                                                                         ------------   ------------   ------------   -------------
Net investment income (loss)                                               10,022,869     11,125,199     22,284,713       6,014,889
                                                                         ------------   ------------   ------------   -------------

Realized and unrealized gain (loss) on investments, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                                    574,939        953,292      1,283,613      16,055,909
   Futures contracts                                                       14,622,059       (111,649)     5,302,236       1,198,974
   Written options contracts                                                  860,954              -        468,180         146,062
   Interest rate swaps                                                      5,505,954              -      2,630,449        (714,238)
   Foreign currency and forward foreign currency contracts                 (6,100,560)             -      5,571,746         380,007
Change in unrealized appreciation (depreciation) on:
   Investments                                                            (28,709,566)       980,782     (1,451,690)     (8,591,115)
   Futures contracts                                                       (1,289,621)      (277,296)     1,542,729         (62,333)
   Written options contracts                                                 (293,253)             -        244,102         (15,122)
   Interest rate swaps                                                    (11,515,222)             -       (794,682)     (1,064,257)
   Translation of foreign currency and forward foreign currency
   contracts                                                              (19,344,276)             -      5,559,268        (244,505)
                                                                         ------------   ------------   ------------   -------------

   Net gain (loss) on investments, option, foreign currency and forward
   foreign currency contracts                                             (45,688,592)     1,545,129     20,355,951       7,089,382
                                                                         ------------   ------------   ------------   -------------

Net increase (decrease) in net assets resulting from operations          ($35,665,723)  $ 12,670,328   $ 42,640,664   $  13,104,271
                                                                         ============   ============   ============   =============

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                           CORE          ACTIVE       U.S. GOVERNMENT   SHORT-TERM
                                                                           BOND           BOND           SECURITIES        BOND
                                                                           TRUST *       TRUST+            TRUST          TRUST+
                                                                       ------------   ------------    ---------------  ------------
Investment Income:
   Interest                                                            $  1,562,195   $ 27,323,136    $    11,883,078  $  6,211,338
   Dividends                                                                      -        164,226                  -             -
   Securities lending                                                             -         62,845                  -         9,399
   Less: Foreign taxes withheld                                                   -         (1,105)                 -             -
                                                                       ------------   ------------    ---------------  ------------
   Total income                                                           1,562,195     27,549,102         11,883,078     6,220,737
                                                                       ------------   ------------    ---------------  ------------

Expenses:

   Investment adviser fee (Note 6)                                          255,871      3,641,622          2,010,505       725,404
   Distribution fee for Series I (Note 7)                                         -#        14,678            217,988             -
   Distribution fee for Series II(Note 7)                                        29        149,915            279,790             -
   Distribution fee for Series III (Note 7)                                       -              -                716             -
   Custodian fee                                                             44,894        159,256            130,215        35,988
   Fund administration fees (Note 6)                                          3,111         14,629             30,523         3,632
   Printing and postage fees                                                  2,705        238,257             42,729        64,960
   Audit and legal fees                                                       4,858         16,952             16,172         8,237
   Registration and filing fees                                               1,094          5,398              8,602         1,266
   Trustees fees and expenses (Note 8)                                          684          8,946              5,161         2,347
   Transfer agent fee for Series III (Note 6)                                     -              -              1,059             -
   Blue sky fees for Series III (Note 6)                                          -              -                762             -
   Miscellaneous                                                              8,178         21,077              9,535         3,882
                                                                       ------------   ------------    ---------------  ------------
   Expenses before reductions by investment adviser                         321,424      4,270,730          2,753,757       845,716
   Less reductions of expenses by investment adviser (Note 6)                     -              -             (1,821)            -
                                                                       ------------   ------------    ---------------  ------------
   Total expenses                                                           321,424      4,270,730          2,751,936       845,716
                                                                       ------------   ------------    ---------------  ------------
Net investment income (loss)                                              1,240,771     23,278,372          9,131,142     5,375,021
                                                                       ------------   ------------    ---------------  ------------

Realized and unrealized gain (loss) on investments,
   foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
   Investment transactions                                                  667,292      8,416,610          2,132,269    (1,559,127)
   Futures contracts                                                              -              -           (480,990)            -
   Foreign currency and forward foreign currency contracts                        -      2,467,055                  -             -
Change in unrealized appreciation (depreciation) on:
   Investments                                                            1,672,895      1,771,077            407,118    (1,146,306)
   Futures contracts                                                              -              -            118,494             -
   Interest rate swaps                                                            -      1,725,283                  -             -
   Translation of foreign currency and forward foreign
   currency contracts                                                             -       (329,523)                 -             -
                                                                       ------------   ------------    ---------------  ------------
   Net gain (loss) on investments, foreign currency and forward foreign
   currency contracts                                                     2,340,187     14,050,502          2,176,891    (2,705,433)
                                                                       ------------   ------------    ---------------  ------------

Net increase (decrease) in net assets resulting from operations        $  3,580,958   $ 37,328,874         11,308,033  $  2,669,588
                                                                       ============   ============    ===============  ============

*     For the period April 29, 2005 (commencement of operations) to June 30,
      2005.

+     Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On
      April 29, 2005, a reorganization of the JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

#     Amount is less than $1

     The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                          MONEY          MONEY           LIFESTYLE       LIFESTYLE
                                                                          MARKET         MARKET       AGGRESSIVE 1000    GROWTH 820
                                                                          TRUST         TRUST B+           TRUST           TRUST
                                                                       ------------   ------------    ---------------  ------------
Investment Income:
   Interest                                                            $ 32,933,404   $  6,391,027                  -             -
   Income distributions received                                                  -              -    $     4,575,575  $ 56,272,973
                                                                       ------------   ------------    ---------------  ------------
   Total income                                                          32,933,404      6,391,027          4,575,575    56,272,973
                                                                       ------------   ------------    ---------------  ------------

Expenses:
   Investment adviser fee (Note 6)                                        4,796,522        800,905            192,307     1,008,762
   Distribution fee for Series I (Note 7)                                 1,282,356              -            169,664       609,168
   Distribution fee for Series II (Note 7)                                  329,638              -            298,770     2,581,708
   Distribution fee for Series III (Note 7)                                   9,462              -              3,069         8,132
   Custodian fee                                                            152,096         46,386                  -             -
   Fund administration fees (Note 6)                                        106,389          7,392             33,697       167,901
   Printing and postage fees                                                147,761         24,069                  -             -
   Audit and legal fees                                                      33,646          8,219             14,667        48,825
   Registration and filing fees                                              27,329          2,587             30,700       158,768
   Trustees fees and expenses (Note 8)                                       17,684          5,404              5,578        27,668
   Transfer agent fee for Series III (Note 6)                                16,059              -              4,324         9,163
   Blue sky fees for Series III (Note 6)                                      2,457              -              1,233         1,455
   Miscellaneous                                                             28,894          7,122              4,086        18,006
                                                                       ------------   ------------    ---------------  ------------
   Expenses before reductions by investment adviser                       6,950,293        902,084            758,095     4,639,556
   Less reductions of expenses by investment adviser (Note 6)               (18,516)      (245,464)            (5,557)      (10,618)
                                                                       ------------   ------------    ---------------  ------------
   Total expenses                                                         6,931,777        656,620            752,538     4,628,938
                                                                       ------------   ------------    ---------------  ------------
Net investment income (loss)                                             26,001,627      5,734,407          3,823,037    51,644,035
                                                                       ------------   ------------    ---------------  ------------

Realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on:
   Investment transactions                                                        -              -        106,667,218   425,477,489
Capital gain distributions received                                               -              -         10,703,774    63,780,006

Change in unrealized appreciation (depreciation) on:
   Investments                                                                    -              -       (117,189,339) (499,319,097)
                                                                       ------------   ------------    ---------------  ------------
   Net gain (loss) on investments                                                 -              -            181,653   (10,061,602)
                                                                       ------------   ------------    ---------------  ------------

Net increase (decrease) in net assets resulting from operations        $ 26,001,627   $  5,734,407    $     4,004,690  $ 41,582,433
                                                                       ============   ============    ===============  ============

+     Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On
      April 29, 2005, a reorganization of the JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                      LIFESTYLE         LIFESTYLE          LIFESTYLE
                                                                    BALANCED 640       MODERATE 460     CONSERVATIVE 280
                                                                        TRUST             TRUST               TRUST
                                                                   ---------------    --------------    ----------------
Investment Income:
  Income distributions received                                    $    90,750,995    $   32,573,519    $     20,936,435
                                                                   ---------------    --------------    ----------------
   Total income                                                         90,750,995        32,573,519          20,936,435
                                                                   ---------------    --------------    ----------------

  Expenses:
     Investment adviser fee (Note 6)                                     1,041,208           315,878             167,921
     Distribution fee for Series I (Note 7)                                653,980           203,779             124,749
     Distribution fee for Series II(Note 7)                              2,586,347           745,121             329,103
     Distribution fee for Series III (Note 7)                                9,155             2,451               3,628
     Fund administration fees (Note 6)                                     173,089            52,970              28,478
     Printing and postage fees                                                   -                 -                   -
     Audit and legal fees                                                   50,188            19,709              13,219
     Registration and filing fees                                          163,318            49,367              26,046
     Trustees fees and expenses (Note 8)                                    28,639             8,898               4,608
     Transfer agent fee for Series III (Note 6)                             11,318             2,700               3,634
     Blue sky fees for Series III (Note 6)                                   1,670               890               1,018
     Miscellaneous                                                          19,129             6,248               3,520
                                                                   ---------------    --------------    ----------------
     Expenses before reductions by investment adviser                    4,738,041         1,408,011             705,924
     Less reductions of expenses by investment adviser (Note 6)            (12,988)           (3,590)             (4,652)
                                                                   ---------------    --------------    ----------------
     Total expenses                                                      4,725,053         1,404,421             701,272
                                                                   ---------------    --------------    ----------------
Net investment income (loss)                                            86,025,942        31,169,098          20,235,163
                                                                   ---------------    --------------    ----------------

Realized and unrealized gain (loss) on investments:

 Net realized gain (loss) on:
     Investment transactions                                           368,815,072        82,806,274          28,366,246
Capital gain distributions                                              85,321,199        23,344,604          13,330,138
  received
Change in unrealized appreciation (depreciation) on:
     Investments                                                      (484,003,546)     (126,004,263)        (51,270,672)
                                                                   ---------------    --------------    ----------------
     Net gain (loss) on investments                                    (29,867,275)      (19,853,385)         (9,574,288)
                                                                   ---------------    --------------    ----------------

Net increase (decrease) in net assets resulting from operations    $    56,158,667    $   11,315,713    $     10,660,875
                                                                   ===============    ==============    ================

       The accompanying notes are an integral part of the financial statement.

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                    AMERICAN       AMERICAN     AMERICAN BLUE CHIP      AMERICAN
                                                                     GROWTH      INTERNATIONAL  INCOME AND GROWTH     GROWTH-INCOME
                                                                      TRUST          TRUST            TRUST               TRUST
                                                                   -----------   -------------  ------------------    -------------
Investment Income:
   Income distributions received                                   $ 2,241,938    $   977,002     $ 1,834,730          $4,784,763
                                                                   -----------    -----------     -----------         -----------
   Total income                                                      2,241,938        977,002       1,834,730           4,784,763
                                                                   -----------    -----------     -----------         -----------

Expenses:
   Distribution fee for Series I (Note 7)                               41,948         26,178           6,077              16,002
   Distribution fee for Series II (Note 7)                           1,906,481        905,090         438,048           1,513,535
   Fund administration fees (Note 6)                                    31,786         14,158           7,804              24,948
   Printing and postage fees                                            44,650         20,725          10,393              35,139
   Audit and legal fees                                                 12,195          7,825           6,123              10,519
   Registration and filing fees                                          8,123          3,675           2,196               6,265
   Trustees fees and expenses (Note 8)                                   5,693          2,599           1,397               4,457
   Miscellaneous                                                         6,443          3,701           2,824               4,688
                                                                   -----------    -----------     -----------         -----------
   Total expenses                                                    2,057,319        983,951         474,862           1,615,553
                                                                   -----------    -----------     -----------         -----------
Net investment income (loss)                                           184,619         (6,949)      1,359,868           3,169,210
                                                                   -----------    -----------     -----------         -----------

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
   Investment transactions                                           3,053,586        533,443       1,690,487             386,429
Change in unrealized appreciation (depreciation) on:
   Investments                                                      25,019,642      4,458,089      (2,539,847)         (4,742,378)
                                                                   -----------    -----------     -----------         -----------
   Net gain (loss) on investments                                   28,073,228      4,991,532        (849,360)         (4,355,949)
                                                                   -----------    -----------     -----------         -----------
Net increase (decrease) in net assets resulting from operations    $28,257,847    $ 4,984,583     $   510,508         ($1,186,739)
                                                                   ===========    ===========     ===========         ===========

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SCIENCE &                 PACIFIC RIM TRUST
                                                                        TECHNOLOGY               (FORMERLY, PACIFIC RIM
                                                                         TRUST                  EMERGING MARKETS TRUST)
                                                            ------------------------------  ------------------------------
                                                              SIX MONTHS                      SIX MONTHS
                                                                ENDED            YEAR           ENDED           YEAR
                                                               6/30/2005        ENDED         6/30/2005        ENDED
                                                             (UNAUDITED)      12/31/2004     (UNAUDITED)       12/31/2004
                                                            --------------  --------------  --------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                $  (1,363,982)  $ ( 1,681,267)  $     835,517    $    477,233
Net realized gain (loss) on:
    Investment transactions                                     9,943,852      49,837,545       2,843,530       4,135,392
    Written options contracts                                           -               -               -               -
    Foreign currency and forward foreign currency
    contracts                                                         781         (20,606)         57,219          10,581
Change in unrealized appreciation (depreciation) on:
    Investments                                               (28,116,053)    (47,633,630)     (2,697,813)      9,380,414
    Written options contracts                                           -               -               -               -
    Foreign currency and forward foreign currency
    contracts                                                        (314)            390        (181,698)        167,480
                                                            -------------   -------------   -------------    ------------
Net increase (decrease) in net assets resulting from
operations                                                    (19,535,716)        502,432         856,755      14,171,100
Distribution to shareholders from:
    Net investment income
       Series I                                                         -               -        (743,689)       (341,514)
       Series II                                                        -               -        (217,372)       (104,416)
       Series III                                                       -               -            (599)            (35)
    Net realized short term gains on investments, futures,
    and foreign currency transactions
       Series I                                                         -               -               -               -
       Series II                                                        -               -               -               -
       Series III                                                       -               -               -               -
    Net realized long term gains on investments, futures,
    and foreign currency transactions
       Series I                                                         -               -               -               -
       Series II                                                        -               -               -               -
       Series III                                                       -               -               -               -
                                                            -------------   -------------   -------------    ------------
    Total distributions                                                 -               -        (961,660)       (445,965)
Capital Shares Transactions (Note 4):
    Series I
       Net proceeds from sales of shares                        2,553,926      24,711,289       7,549,046      29,801,460
       Reinvestment of distributions                                    -               -         743,689         341,514
       Cost of shares redeemed                                (59,712,279)    (92,570,366)     (8,889,375)    (27,173,238)
                                                            -------------   -------------   -------------    ------------
    Total Series I transactions                               (57,158,353)    (67,859,077)       (596,640)      2,969,736
    Series II
       Net proceeds from sales of shares                        3,176,529      19,890,581       3,429,580      20,208,135
       Reinvestment of distributions                                    -               -         217,372         104,416
       Cost of shares redeemed                                 (9,671,542)    (14,884,795)     (5,334,568)    (14,803,209)
                                                            -------------   -------------   -------------    ------------
    Total Series II transactions                               (6,495,013)      5,005,786      (1,687,616)      5,509,342
    Series III
       Net proceeds from sales of shares                        1,364,518         541,802          22,743         130,650
       Reinvestment of distributions                                    -               -             599              35
       Cost of shares redeemed                                   (303,160)        (71,390)         (5,904)        (73,948)
                                                            -------------   -------------   -------------    ------------
    Total Series III transactions                               1,061,358         470,412          17,438          56,737
    Series NAV
       Net proceeds from sales of shares                           79,367               -          40,786               -
       Cost of shares redeemed                                     (9,014)              -          (1,322)              -
       Proceeds from shares issued in connection
       with reorganization (Note 1)                                     -               -               -               -
                                                            -------------   -------------   -------------    ------------
    Total Series NAV transactions                                  70,353               -          39,464               -
Net increase (decrease) in net assets from capital
    share transactions                                        (62,521,655)    (62,382,879)     (2,227,354)      8,535,815
                                                            -------------   -------------   -------------    ------------
Increase (decrease) in net assets                             (82,057,371)    (61,880,447)     (2,332,259)     22,260,950
Net assets at beginning of period                             561,361,928     623,242,375     108,469,834      86,208,884
                                                            -------------   -------------   -------------    ------------
Net assets at end of period                                 $ 479,304,557   $ 561,361,928   $ 106,137,575    $108,469,834
                                                            =============   =============   =============    ============
Undistributed net investment income (loss)                  $  (1,363,982)              -   $     627,719    $    753,862
                                                            =============   =============   =============    ============

                                                                         HEALTH
                                                                         SCIENCES
                                                                          TRUST
                                                             ------------------------------
                                                              SIX MONTHS
                                                              ENDED              YEAR
                                                              6/30/2005         ENDED
                                                             (UNAUDITED)       12/31/2004
                                                            --------------   --------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                $    (834,474)   $  (1,709,457)
Net realized gain (loss) on:
    Investment transactions                                     8,439,210       15,062,889
    Written options contracts                                   1,327,896        4,292,815
    Foreign currency and forward foreign currency
    contracts                                                      (1,094)         (20,375)
Change in unrealized appreciation (depreciation) on:
    Investments                                               (15,892,391)       6,987,432
    Written options contracts                                   1,386,815       (1,244,900)
    Foreign currency and forward foreign currency
    contracts                                                      (1,370)               8
                                                            -------------    -------------
Net increase (decrease) in net assets resulting from
operations                                                     (5,575,408)      23,368,412
Distribution to shareholders from:
    Net investment income
       Series I                                                         -                -
       Series II                                                        -                -
       Series III                                                       -                -
    Net realized short term gains on investments, futures,
    and foreign currency transactions
       Series I                                                (1,609,164)               -
       Series II                                               (1,036,169)               -
       Series III                                                  (3,489)               -
    Net realized long term gains on investments, futures,
    and foreign currency transactions
       Series I                                                (7,032,063)               -
       Series II                                               (4,528,068)               -
       Series III                                                 (15,245)               -
                                                            -------------    -------------
    Total distributions                                       (14,224,198)               -
Capital Shares Transactions (Note 4):
    Series I
       Net proceeds from sales of shares                        6,203,081       29,374,533
       Reinvestment of distributions                            8,641,227                -
       Cost of shares redeemed                                (12,773,871)     (23,481,612)
                                                            -------------    -------------
    Total Series I transactions                                 2,070,437        5,892,921
    Series II
       Net proceeds from sales of shares                        2,974,088       24,225,973
       Reinvestment of distributions                            5,564,237                -
       Cost of shares redeemed                                 (6,938,246)      (9,081,143)
                                                            -------------    -------------
    Total Series II transactions                                1,600,079       15,144,830
    Series III
       Net proceeds from sales of shares                          157,188          199,384
       Reinvestment of distributions                               18,734                -
       Cost of shares redeemed                                    (72,024)         (92,496)
                                                            -------------    -------------
    Total Series III transactions                                 103,898          106,888
    Series NAV
       Net proceeds from sales of shares                        1,239,523                -
       Cost of shares redeemed                                   (602,107)               -
       Proceeds from shares issued in connection
       with reorganization (Note 1)                            23,874,921                -
                                                            -------------    -------------
    Total Series NAV transactions                              24,512,337                -
Net increase (decrease) in net assets from capital
    share transactions                                         28,286,751       21,144,639
                                                            -------------    -------------
Increase (decrease) in net assets                               8,487,145       44,513,051
Net assets at beginning of period                             199,294,363      154,781,312
                                                            -------------    -------------
Net assets at end of period                                 $ 207,781,508    $ 199,294,363
                                                            =============    =============
Undistributed net investment income (loss)                  $    (834,474)               -
                                                            =============    =============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        EMERGING                          SMALL CAP
                                                                         GROWTH                            GROWTH
                                                                          TRUST                            TRUST+
                                                             ------------------------------    ------------------------------
                                                               SIX MONTHS                        SIX MONTHS
                                                                  ENDED            YEAR              ENDED           YEAR
                                                               6/30/2005          ENDED          6/30/2005         ENDED
                                                               (UNAUDITED)       12/31/2004     (UNAUDITED)       12/31/2004
                                                             ------------------------------    ------------------------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                 ($    591,461)   ($    813,071)   ($    867,512)    ($   730,830)
Net realized gain (loss) on:
    Investment transactions                                      4,221,713      (19,981,114)      10,641,153        8,607,520
    Futures contracts                                              (85,680)               -                -                -
    Foreign currency and forward foreign currency
      contracts                                                          -                -                -                -
Change in unrealized appreciation (depreciation) on:
    Investments                                                 (8,912,076)      34,322,471       (7,179,800)      11,772,269
    Foreign currency and forward foreign currency
      contracts                                                          -                -                -
                                                             -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting from
  operations                                                    (5,367,504)      13,528,286        2,593,841       19,648,959
Distribution to shareholders from:
    Net realized short term gains on investments, futures,
      and foreign currency transactions
       Series I                                                          -          (97,582)               -                -
       Series II                                                         -         (161,111)               -                -
       Series III                                                        -               (2)               -                -
                                                             -------------    -------------    ------------------------------
    Total distributions                                                  -         (258,695)               -                -
Capital Shares Transactions (Note 4):
    Series I
       Net proceeds from sales of shares                        11,865,507      281,163,105            1,086                -
       Reinvestment of distributions                                     -           97,582                -                -
       Cost of shares redeemed                                 (73,899,599)     (11,513,142)               -                -
                                                             -------------    -------------    -------------    -------------
    Total Series I transactions                                (62,034,092)     269,747,545            1,086                -

    Series II
       Net proceeds from sales of shares                         3,521,136       16,090,999          490,032                -
       Reinvestment of distributions                                     -          161,111                -                -
       Cost of shares redeemed                                 (11,631,639)      (8,417,392)             (16)               -
                                                             -------------    -------------    -------------    -------------
    Total Series II transactions                                (8,110,503)       7,834,718          490,016                -

    Series III
       Net proceeds from sales of shares                            40,164          215,345                -                -
       Reinvestment of distributions                                     -                2                -                -
       Cost of shares redeemed                                     (58,546)         (46,316)               -                -
                                                             -------------    -------------    -------------    -------------
    Total Series III transactions                                  (18,382)         169,031                -                -
    Series NAV
       Net proceeds from sales of shares                        19,299,353                -        2,656,591       37,752,270
       Reinvestment of distributions                                     -                -                -                -
       Cost of shares redeemed                                  (2,533,731)               -      (20,804,509)     (55,210,288)
       Proceeds from shares issued in connection
         with reorganization (Note 1)                                    -                -                -      139,231,048
                                                             -------------    -------------    -------------    -------------
    Total Series NAV transactions                               16,765,622                -      (18,147,918)     121,773,030
Net increase (decrease) in net assets from capital
    share transactions                                         (53,397,355)     277,751,294      (17,656,816)     121,773,030
                                                             -------------    -------------    -------------    -------------
Increase (decrease) in net assets                              (58,764,859)     291,020,885      (15,062,975)     141,421,989
Net assets at beginning of period                              300,278,895        9,258,010      228,000,642       86,578,653
                                                             -------------    -------------    -------------    -------------
Net assets at end of period                                   $241,514,036     $300,278,895     $212,937,667     $228,000,642
                                                             =============    =============    =============    =============
Undistributed net investment income (loss)                   ($    591,461)               -    ($    867,512)               -
                                                             =============    =============    =============    =============

                                                                        EMERGING
                                                                      SMALL COMPANY
                                                                          TRUST
                                                             ------------------------------
                                                              SIX MONTHS
                                                                  ENDED            YEAR
                                                               6/30/2005          ENDED
                                                              (UNAUDITED)       12/31/2004
                                                             ------------------------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                 ($  1,886,770)    ($ 3,950,652)
Net realized gain (loss) on:
    Investment transactions                                     19,566,001       47,123,992
    Futures contracts                                                    -                -
    Foreign currency and forward foreign currency
    contracts                                                          (33)             396
Change in unrealized appreciation (depreciation) on:
    Investments                                                (23,196,190)       9,087,929
    Foreign currency and forward foreign currency
    contracts                                                            6              (21)
                                                             -------------    -------------
Net increase (decrease) in net assets resulting from
operations                                                      (5,516,986)      52,261,644
Distribution to shareholders from:
    Net realized short term gains on investments, futures,
    and foreign currency transactions
       Series I                                                          -                -
       Series II                                                         -                -
       Series III                                                        -                -
                                                             ------------------------------
    Total distributions                                                  -                -
Capital Shares Transactions (Note 4):
    Series I
       Net proceeds from sales of shares                        13,184,223       32,743,364
       Reinvestment of distributions                                     -                -
       Cost of shares redeemed                                 (79,097,019)     (82,478,449)
                                                             -------------    -------------
    Total Series I transactions                                (65,912,796)     (49,735,085)

    Series II
       Net proceeds from sales of shares                        16,023,178       50,669,585
       Reinvestment of distributions                                     -                -
       Cost of shares redeemed                                 (64,211,269)     (25,059,379)
                                                             -------------    -------------
    Total Series II transactions                               (48,188,091)      25,610,206

    Series III
       Net proceeds from sales of shares                            46,089          213,776
       Reinvestment of distributions                                     -                -
       Cost of shares redeemed                                    (174,677)         (52,795)
                                                             -------------    -------------
    Total Series III transactions                                 (128,588)         160,981
    Series NAV
       Net proceeds from sales of shares                       126,187,355                -
       Reinvestment of distributions                                     -
       Cost of shares redeemed                                 (11,820,671)               -
       Proceeds from shares issued in connection
         with reorganization (Note 1)                                    -                -
                                                             -------------    -------------
    Total Series NAV transactions                              114,366,684                -
Net increase (decrease) in net assets from capital
    share transactions                                             137,209      (23,963,898)
                                                             -------------    -------------
Increase (decrease) in net assets                               (5,379,777)      28,297,746
Net assets at beginning of period                              512,567,677      484,269,931
                                                             -------------    -------------
Net assets at end of period                                   $507,187,900    $ 512,567,677
                                                             =============    =============
Undistributed net investment income (loss)                   ($  1,886,770)               -
                                                             =============    =============

+ Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29,2005 a reorganization of JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hacock Trust portfolios.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                          SMALL                   SMALL                        DYNAMIC
                                                           CAP                   COMPANY                        GROWTH
                                                          TRUST                   TRUST                         TRUST
                                                       -----------      ------------------------     ---------------------------
                                                        4/29/2005*       SIX MONTHS                  SIX MONTHS
                                                           TO              ENDED      5/3/2004*        ENDED              YEAR
                                                        6/30/2005        6/30/2005        TO         6/30/2005           ENDED
                                                       (UNAUDITED)      (UNAUDITED)   12/31/2004     (UNAUDITED)       12/31/2004
                                                       -----------      -----------   ----------     -----------       ----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                         ($    118,199)  ($     44,649)  ($    158,405)  ($    630,370)   ($ 1,266,549)
Net realized gain (loss) on:
   Investment transactions                               1,880,693       3,824,202       1,954,233      10,484,358       7,838,954
   Futures contracts                                       816,711               -               -               -               -
Change in unrealized appreciation (depreciation)
on:
   Investments                                          14,219,176      (1,790,232)      7,567,455      (2,918,788)      8,596,905
                                                     -------------   -------------   -------------   -------------    ------------
Net increase (decrease) in net assets resulting
from operations                                         16,798,381       1,989,321       9,363,283       6,935,200      15,169,310
Distribution to shareholders from:
   Net realized short term gains on investments,
   futures, and foreign currency transactions
     Series I                                                    -         (46,361)              -               -               -
     Series II                                                   -        (688,131)              -               -               -
     Series NAV                                                  -      (1,401,316)              -               -               -
   Net realized long term gains on investments,
   futures, and foreign currency transactions
     Series I                                                    -             (47)              -               -               -
     Series II                                                   -            (697)              -               -               -
     Series NAV                                                  -          (1,417)              -               -               -
                                                     -------------   -------------   -------------   -------------    ------------
   Total distributions                                           -      (2,137,969)              -               -               -
Capital Shares Transactions (Note 4):
   Series I
     Net proceeds from sales of shares                     818,158       4,957,893      32,488,707       5,719,343       4,371,930
     Reinvestment of distributions                               -          46,408               -               -               -
     Cost of shares redeemed                              (398,690)    (26,963,934)    (12,679,573)    (12,230,614)    (26,780,774)
                                                     -------------   -------------   -------------   -------------    ------------
   Total Series I transactions                             419,468     (21,959,633)     19,809,134      (6,511,271)    (22,408,844)

   Series II
     Net proceeds from sales of shares                     126,093      29,935,146      32,274,164       5,473,367       2,946,791
     Reinvestment of distributions                               -         688,828               -               -               -
     Cost of shares redeemed                               (18,781)    (32,683,748)     (5,089,125)     (5,344,406)     (7,891,053)
                                                     -------------   -------------   -------------   -------------    ------------
   Total Series II transactions                            107,312      (2,059,774)     27,185,039         128,961      (4,944,262)

   Series III
     Net proceeds from sales of shares                           -          11,915          64,966               -               -
     Cost of shares redeemed                                     -         (76,726)         (8,431)              -               -
                                                     -------------   -------------   -------------   -------------    ------------
   Total Series III transactions                                 -         (64,811)         56,535               -               -
   Series NAV
     Net proceeds from sales of shares                 305,359,594      69,629,452               -      14,046,010               -
     Reinvestment of distributions                               -       1,402,733               -               -               -
     Cost of shares redeemed                          (105,307,746)    (10,259,112)              -         (13,404)              -
                                                     -------------   -------------   -------------   -------------    ------------
   Total Series NAV transactions                       200,051,848      60,773,073               -      14,032,606               -
Net increase (decrease) in net assets from capital
   share transactions                                  200,578,628      36,688,855      47,050,708       7,650,296     (27,353,106)
                                                     -------------   -------------   -------------   -------------    ------------
Increase (decrease) in net assets                      217,377,009      36,540,207      56,413,991      14,585,496     (12,183,796)
Net assets at beginning of period                                -      56,413,991               -     169,798,478     181,982,274
                                                     -------------   -------------   -------------   -------------    ------------
Net assets at end of period                           $217,377,009    $ 92,954,198   $  56,413,991    $184,383,974    $169,798,478
                                                     =============   =============   =============   =============    ============
Undistributed net investment income (loss)           ($    118,199)  ($     44,649)              -   ($    630,370)              -
                                                     =============   =============   =============   =============    ============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                    MID CAP                      NATURAL                         ALL CAP
                                                     STOCK                      RESOURCES                        GROWTH
                                                     TRUST                        TRUST                           TRUST
                                            ------------------------   ----------------------------   -----------------------------
                                            SIX MONTHS                   SIX MONTHS                    SIX MONTHS
                                              ENDED         YEAR           ENDED         YEAR             ENDED         YEAR
                                             6/30/2005     ENDED          6/30/2005     ENDED           6/30/2005       ENDED
                                            (UNAUDITED)  12/31/2004      (UNAUDITED)  12/31/2004       (UNAUDITED)    12/31/2004
                                            -----------  ----------      -----------  ----------       -----------    ----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)               ($  1,419,222) ($2,238,889) $    3,088,418  $  1,844,832   ($      17,362) ($   163,900)
Net realized gain (loss) on:
   Investment transactions                    33,706,620   51,361,002      13,369,655    14,465,111       15,544,679    41,547,960
   Written options contracts                           -            -               -             -         (292,164)       61,683
   Foreign currency and forward foreign
   currency contracts                              4,253      (27,878)        (24,459)       (1,493)          37,083       (91,192)
Change in unrealized appreciation
   (depreciation) on:
   Investments                                 7,616,945   37,012,115      89,168,068    81,445,080      (29,590,904)   (3,311,876)
   Foreign currency and forward foreign
   currency contracts                               (863)         564           1,103           391                -        (1,476)
                                           ------------- ------------  --------------  ------------   --------------  ------------
Net increase (decrease) in net assets
resulting from operations                     39,907,733   86,106,914     105,602,785    97,753,921      (14,318,668)   38,041,199
Distribution to shareholders from:
   Net investment income
      Series I                                         -            -               -      (121,728)               -             -
      Series II                                        -            -               -      (103,311)               -             -
      Series III                                       -            -            (419)         (117)               -             -
      Series NAV                                       -            -      (1,837,084)            -                -             -
   Net realized short term gains on
   investments, futures, and foreign
   currency transactions
      Series I                                         -            -        (391,929)   (2,407,135)               -             -
      Series II                                        -            -      (1,857,011)   (2,425,621)               -             -
      Series III                                       -            -          (6,223)       (1,472)               -             -
      Series NAV                                       -            -      (6,698,735)            -                -             -
   Net realized long term gains on
   investments, futures, and foreign
   currency transactions
      Series I                                (8,473,957)           -        (248,254)            -                -             -
      Series II                               (4,405,714)           -      (1,176,262)            -                -             -
      Series III                                 (45,364)           -          (3,942)            -                -             -
      Series NAV                              (8,504,218)           -      (4,243,092)            -                -             -
                                           ------------- ------------  --------------  ------------   --------------  ------------
   Total distributions                       (21,429,253)           -     (16,462,951)   (5,059,384)               -             -
Capital Shares Transactions (Note 4):
   Series I
      Net proceeds from sales of shares       48,342,975   76,025,239      26,983,654   205,887,072        4,384,523    30,796,963
      Reinvestment of distributions            8,473,957            -         640,183     2,528,863                -             -
      Cost of shares redeemed               (139,848,146) (40,842,122)   (247,663,319) (114,260,396)    (148,308,994) (104,782,359)
      Proceeds from shares issued in
      connection with reorganization         166,534,940            -                -             -               -             -
                                           ------------- ------------  --------------  ------------   --------------  ------------
   Total Series I transactions                83,503,726   35,183,117    (220,039,482)   94,155,539     (143,924,471)  (73,985,396)

   Series II
      Net proceeds from sales of shares       20,254,282   89,958,297      62,058,413   237,620,859       15,511,357    84,707,255
      Reinvestment of distributions            4,405,714            -       3,033,273     2,528,932                -             -
      Cost of shares redeemed               (125,405,004) (12,498,629)   (280,473,093)  (48,633,418)    (130,994,837)  (30,583,554)
      Proceeds from shares issued in
      connection  with reorganization         38,922,544            -                -             -               -             -
                                           ------------- ------------  --------------  ------------   --------------  ------------
   Total Series II transactions             (61,822,464)   77,459,668    (215,381,407)  191,516,373     (115,483,480)   54,123,701

   Series III
      Net proceeds from sales of shares          634,620    1,441,696         577,166     1,121,222           43,927       353,896
      Reinvestment of distributions               45,364            -          10,584         1,589                -             -
      Cost of shares redeemed                   (657,393)    (322,014)     (1,082,421)     (296,345)        (359,496)      (59,250)
                                           ------------- ------------  --------------  ------------   --------------  ------------
   Total Series III transactions                  22,591    1,119,682        (494,671)      826,466         (315,569)      294,646
   Series NAV
      Net proceeds from sales of shares      246,714,026            -     678,493,405             -      285,313,587             -
      Reinvestment of distributions            8,504,218            -      12,778,911             -                -             -
      Cost of shares redeemed               (105,129,571)           -    (152,878,845)            -      (14,259,957)            -
      Proceeds from shares issued in
      connection with reorganization
       (Note 1)                              206,708,528            -               -             -                -             -
                                           ------------- ------------  --------------  ------------   --------------  ------------
   Total Series NAV transactions             356,797,201            -     538,393,471             -      271,053,630             -
Net increase (decrease) in net assets
from capital share transactions              378,501,054  113,762,467     102,477,911   286,498,378       11,330,110   (19,567,049)
                                           ------------- ------------  --------------  ------------   --------------  ------------
Increase (decrease) in net assets            396,979,534  199,869,381     191,617,745   379,192,915       (2,988,558)   18,474,150
Net assets at beginning of period            576,365,013  376,495,632     544,175,068   164,982,153      625,956,973   607,482,823
                                           ------------- ------------  --------------  ------------   --------------  ------------
Net assets at end of period                $ 973,344,547 $576,365,013  $  735,792,813  $544,175,068   $  622,968,415  $625,956,973
                                           ============= ============  ==============  ============   ==============  ============
Undistributed net investment income
(loss)                                    ($   1,420,752)($     1,530) $    3,088,418  $  1,837,503  ($       17,362)            -
                                           ============= ============  ==============  ============   ==============  ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  STRATEGIC                    FINANCIAL           INTERNATIONAL
                                                                OPPORTUNITIES                  SERVICES            OPPORTUNITIES
                                                                    TRUST                        TRUST                 TRUST
                                                           -----------------------      ----------------------     -------------
                                                            SIX MONTHS                   SIX MONTHS                 4/29/2005*
                                                              ENDED       YEAR             ENDED        YEAR           TO
                                                            6/30/2005     ENDED          6/30/2005      ENDED       6/30/2005
                                                           (UNAUDITED)  12/31/2004      (UNAUDITED)  12/31/2004    (UNAUDITED)
                                                           -----------  ----------      -----------  ----------    -----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                              ($   209,311) $  2,063,217   $    255,745  $   257,374  $  3,486,344
Capital gain distributions received
Net realized gain (loss) on:
     Investment transactions                                12,938,875    61,384,408      1,531,523     (903,422)   (1,237,777)
     Foreign currency and forward foreign
     currency contracts                                         (8,102)      (21,634)        (6,004)      17,155      (841,487)
Change in unrealized appreciation (depreciation)
on:
     Investments                                           (23,624,040)   (3,981,231)    (1,615,921)   9,464,152     1,742,702
     Foreign currency and forward foreign
     currency contracts                                             (4)         (415)        (3,276)       1,584       (60,108)
                                                          ------------  ------------   ------------  -----------  ------------
Net increase (decrease) in net assets resulting
from operations                                            (10,902,582)   59,444,345        162,067    8,836,843     3,089,674
Distribution to shareholders from:
     Net investment income
        Series I                                            (1,974,374)     (466,283)      (190,523)    (204,956)            -
        Series II                                              (69,220)       (6,544)       (83,570)    (121,868)            -
        Series III                                                   -             -           (436)        (226)            -
                                                          ------------  ------------   ------------  -----------  ------------
     Total distributions                                    (2,043,594)     (472,827)      (274,529)    (327,050)            -
Capital Shares Transactions (Note 4):
     Series I
        Net proceeds from sales of shares                      381,937     4,817,194        733,028    6,110,016        39,042
        Reinvestment of distributions                        1,974,374       466,283        190,523      204,956             -
        Cost of shares redeemed                            (51,437,592) (100,424,572)    (5,292,635) (10,147,348)          (24)
                                                          ------------  ------------   ------------  -----------  ------------
     Total Series I transactions                           (49,081,281)  (95,141,095)    (4,369,084)  (3,832,376)       39,018

     Series II
        Net proceeds from sales of shares                      508,872     5,951,433        858,042    8,875,966       888,992
        Reinvestment of distributions                           69,220         6,544         83,570      121,868             -
        Cost of shares redeemed                             (2,475,305)   (4,291,236)    (2,470,729)  (5,777,018)      (88,315)
                                                          ------------  ------------   ------------  -----------  ------------
     Total Series II transactions                           (1,897,213)    1,666,741     (1,529,117)   3,220,816       800,677

     Series III
        Net proceeds from sales of shares                            -             -          3,155      153,878             -
        Reinvestment of distributions                                -             -            436          226             -
        Cost of shares redeemed                                      -             -        (18,613)     (26,155)            -
                                                          ------------  ------------   ------------  -----------  ------------
     Total Series III transactions                                   -             -        (15,022)     127,949             -
     Series NAV
        Net proceeds from sales of shares                          206             -              -            -   342,020,417
        Cost of shares redeemed                                      -             -     (1,916,053)           -    (4,524,426)
        Proceeds from shares issued in connection                                                                            -
        with reorganization (Note 1)                                 -             -     53,326,562            -             -
                                                          ------------  ------------   ------------  -----------  ------------
     Total Series NAV transactions                                 206             -     51,410,509            -   337,495,991
Net increase (decrease) in net assets from
     capital share transactions                            (50,978,288)  (93,474,354)    45,497,286     (483,611)  338,335,686
                                                          ------------  ------------   ------------  -----------  ------------
Increase (decrease) in net assets                          (63,924,464)  (34,502,836)    45,384,824    8,026,182   341,425,360
Net assets at beginning of period                          522,356,383   556,859,219     96,830,404   88,804,222             -
                                                          ------------  ------------   ------------  -----------  ------------
Net assets at end of period                               $458,431,919  $522,356,383   $142,215,228  $96,830,404  $341,425,360
                                                          ============  ============   ============  ===========  ============
Undistributed net investment income (loss)                ($   209,311) $  2,043,594   $    255,745  $   274,529  $  3,486,344
                                                          ============  ============   ============  ===========  ============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                  INTERNATIONAL                INTERNATIONAL                 OVERSEAS
                                                      STOCK                      SMALL CAP                    EQUITY
                                                      TRUST                        TRUST                      TRUST-
                                           --------------------------- ---------------------------- --------------------------
                                            SIX MONTHS                  SIX MONTHS                   SIX MONTHS
                                               ENDED          YEAR         ENDED          YEAR          ENDED        YEAR
                                             6/30/2005       ENDED       6/30/2005       ENDED        6/30/2005      ENDED
                                            (UNAUDITED)    12/31/2004   (UNAUDITED)    12/31/2004    (UNAUDITED)  12/31/2004
                                            -----------    ----------   -----------    ----------    -----------  ----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)               $   6,896,051 $   5,390,927 $   5,681,125 $   5,283,152 $   2,413,165 $     350,808
Capital gain distributions received
Net realized gain (loss) on:
   Investment transactions                    18,319,786    20,609,034    25,481,721    44,965,496     7,912,487    15,942,656
   Foreign currency and forward foreign
   currency contracts                         (1,111,193)    1,066,321      (333,093)     (272,337)      637,840             -
Change in unrealized appreciation
(depreciation) on:
   Investments                               (24,597,098)   54,921,442   (27,252,255)   31,021,766   (14,662,604)    6,299,348
   Foreign currency and forward foreign
   currency contracts                            (59,095)     (230,512)     (146,620)       17,688       142,316             -
                                           ------------- ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets
resulting from operations                       (551,549)   81,757,212     3,430,878    81,015,765    (3,556,796)   22,592,812
Distribution to shareholders from:
   Net investment income
     Series I                                 (1,177,402)   (2,495,342)   (1,590,684)     (331,579)            -             -
     Series II                                         -      (990,799)     (115,986)     (106,081)            -             -
     Series III                                        -          (571)         (414)         (150)            -             -
     Series NAV                               (5,279,846)            -    (3,430,797)            -    (1,209,748)     (767,059)
                                           ------------- ------------- ------------- ------------- ------------- -------------
   Total distributions                        (6,457,248)   (3,486,712)   (5,137,881)     (437,810)   (1,209,748)     (767,059)
Capital Shares Transactions (Note 4):
   Series I
     Net proceeds from sales of shares        19,034,496   122,392,826    25,687,605    70,985,315           566             -
     Reinvestment of distributions             1,177,402     2,495,342     1,590,684       331,579             -             -
     Cost of shares redeemed                (248,852,756)  (95,479,098) (170,850,859)  (61,626,876)            -             -
                                           ------------- ------------- ------------- ------------- ------------- -------------
   Total Series I transactions              (228,640,858)   29,409,070  (143,572,570)    9,690,018           566             -

   Series II
     Net proceeds from sales of shares        26,578,023   158,329,520    22,864,731   103,262,283       351,701             -
     Reinvestment of distributions                     -       990,799       115,986       106,081             -             -
     Cost of shares redeemed                (260,162,503)  (35,864,371) (170,667,905)  (17,173,826)       (2,368)            -
                                           ------------- ------------- ------------- ------------- ------------- -------------
   Total Series II transactions             (233,584,480)  123,455,948  (147,687,188)   86,194,538       349,333             -

   Series III
     Net proceeds from sales of shares           101,562       741,788       120,873       605,077             -             -
     Reinvestment of distributions                     -           571           414           150             -             -
     Cost of shares redeemed                    (817,244)     (116,875)     (541,413)     (185,721)            -             -
                                           ------------- ------------- ------------- ------------- ------------- -------------
   Total Series III transactions                (715,682)      625,484      (420,126)      419,506             -             -
   Series NAV
     Net proceeds from sales of shares       610,870,650             -   386,647,079             -     9,343,141    24,688,850
     Reinvestment of distributions             5,279,846             -     3,430,797             -     1,209,748       767,059
     Cost of shares redeemed                 (40,892,605)            -   (25,941,122)            -   (33,360,579)  (41,412,354)
     Proceeds from shares issued in
     connection with reorganization
     (Note 1)                                          -             -             -             -             -   112,876,320
                                           ------------- ------------- ------------- ------------- ------------- -------------
   Total Series NAV transactions             575,257,891             -   364,136,754             -   (22,807,690)   96,919,875
Net increase (decrease) in net assets from
   capital share transactions                112,316,871   153,490,502    72,456,870    96,304,062   (22,457,791)   96,919,875
                                           ------------- ------------- ------------- ------------- ------------- -------------
Increase (decrease) in net assets            105,308,074   231,761,002    70,749,867   176,882,017   (27,224,335)  118,745,628
Net assets at beginning of period            620,518,608   388,757,606   496,148,026   319,266,009   244,710,670   125,965,042
                                           ------------- ------------- ------------- ------------- ------------- -------------
Net assets at end of period                $ 725,826,682 $ 620,518,608 $ 566,897,893 $ 496,148,026 $ 217,486,335 $ 244,710,670
                                           ============= ============= ============= ============= ============= =============

Undistributed net investment income (loss) $   6,896,051 $   6,457,248 $   5,265,157 $   4,721,913 $   1,120,912             -
                                           ============= ============= ============= ============= ============= =============

- Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29,2005 a reorganization of JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                INTERNATIONAL                  QUANTITATIVE                      MID CAP
                                                    VALUE                        MID CAP                          CORE
                                                    TRUST                         TRUST                           TRUST
                                        ----------------------------- -----------------------------  -------------------------------
                                          SIX MONTHS                    SIX MONTHS                     SIX MONTHS
                                             ENDED           YEAR          ENDED          YEAR            ENDED           YEAR
                                           6/30/2005         ENDED       6/30/2005       ENDED          6/30/2005         ENDED
                                          (UNAUDITED)     12/31/2004    (UNAUDITED)    12/31/2004      (UNAUDITED)     12/31/2004
                                        --------------- ------------- -------------- --------------  -------------- ----------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)            $    15,655,092 $   9,581,590 ($     49,605) ($     157,755) $     260,354  $         5,437
Capital gain distributions received
Net realized gain (loss) on:
   Investment transactions                   48,115,229    41,676,797     3,615,252      22,959,922      4,201,067        6,727,633
   Foreign currency and forward foreign
   currency contracts                          (997,278)     (425,365)            -               -         (7,242)            (949)
Change in unrealized appreciation
(depreciation) on:
   Investments                              (45,057,127)   85,610,437     2,721,272        (979,126)       298,990        1,429,189
   Foreign currency and forward foreign
   currency contracts                          (525,887)      (15,665)            -               -             77              (90)
                                        --------------- -------------  ------------   -------------  -------------  ---------------
Net increase (decrease) in net assets
resulting from operations                    17,190,029   136,427,794     6,286,919      21,823,041      4,753,246        8,161,220
Distribution to shareholders from:
   Net investment income
     Series I                                (2,801,584)   (3,769,917)            -               -              -                -
     Series II                               (1,161,530)   (2,071,855)            -               -              -                -
     Series III                                       -          (391)            -               -              -                -
     Series NAV                              (5,192,882)            -             -               -         (4,488)               -
   Net realized short term gains on
   investments, futures, and foreign
   currency transactions
     Series I                                         -             -             -               -       (540,922)        (193,632)
     Series II                                        -             -             -               -     (2,876,439)        (360,020)
     Series III                                       -             -             -               -              -               (3)
     Series NAV                                       -             -             -               -     (1,617,608)               -
   Net realized long term gains on
   investments, futures, and foreign
   currency transactions
     Series I                                (3,667,488)            -             -               -       (181,471)               -
     Series II                               (2,209,513)            -             -               -       (965,004)               -
     Series III                                       -             -             -               -              -                -
     Series NAV                              (5,696,939)            -             -               -       (542,683)               -
                                        --------------- -------------  ------------   -------------  -------------  ---------------
   Total distributions                      (20,729,936)   (5,842,163)            -               -     (6,728,615)        (553,655)
Capital Shares Transactions (Note 4):
   Series I
     Net proceeds from sales of shares       56,674,985   170,543,944     6,550,150      15,384,684      3,780,169       11,737,080
     Reinvestment of distributions            6,469,072     3,769,917             -               -        722,393          193,632
     Cost of shares redeemed               (228,077,453)  (54,283,329)   (9,062,421)    (14,273,975)   (15,683,084)     (12,756,451)
                                        --------------- -------------  ------------   -------------  -------------  ---------------
     Proceeds from shares issued in
     connection with reorganization         185,660,223             -             -               -              -                -
                                        --------------- -------------  ------------   -------------  -------------  ---------------
   Total Series I transactions               20,726,827   120,030,532    (2,512,271)      1,110,709    (11,180,522)        (825,739)

   Series II
     Net proceeds from sales of shares       32,642,858   192,816,198     2,540,543       5,345,918      4,566,622       27,111,856
     Reinvestment of distributions            3,371,043     2,071,855             -               -      3,841,443          360,020
     Cost of shares redeemed               (252,780,405)  (18,399,675)   (2,503,618)     (2,011,208)   (14,296,451)     (12,567,064)
     Proceeds from shares issued in
     connection with reorganization          41,266,937             -             -               -              -                -
                                        --------------- -------------  ------------   -------------  -------------  ---------------
   Total Series II transactions            (175,499,567)  176,488,378        36,925       3,334,710     (5,888,386)      14,904,812

   Series III
     Net proceeds from sales of shares           74,611       622,055             -               -         11,400           56,165
     Reinvestment of distributions                    -           391             -               -              -                3
     Cost of shares redeemed                   (705,009)      (81,534)            -               -        (70,054)          (2,499)
                                        --------------- -------------  ------------   -------------  -------------  ---------------
   Total Series III transactions               (630,398)      540,912             -               -        (58,654)          53,669
   Series NAV
     Net proceeds from sales of shares    1,158,292,862             -        24,255               -    130,733,826                -
     Reinvestment of distributions           10,889,821             -             -               -      2,164,779                -
     Cost of shares redeemed               (350,713,483)            -          (129)              -     (2,211,957)               -
                                        --------------- -------------  ------------   -------------  -------------  ---------------
   Total Series NAV transactions            818,469,200             -        24,126               -    130,686,648                -
Net increase (decrease) in net assets
   from capital share transactions          663,066,062   297,059,822    (2,451,220)      4,445,419    113,559,086       14,132,742
                                        --------------- -------------  ------------   -------------  -------------  ---------------
Increase (decrease) in net assets           659,526,155   427,645,453     3,835,699      26,268,460    111,583,717       21,740,307
Net assets at beginning of period           833,465,498   405,820,045   143,936,740     117,668,280     71,078,285       49,337,978
                                        --------------- -------------  ------------   -------------  -------------  ---------------
Net assets at end of period             $ 1,492,991,653 $ 833,465,498  $147,772,439   $ 143,936,740  $ 182,662,002  $    71,078,285
                                        =============== =============  ============   =============  =============  ===============
Undistributed net investment income
(loss)                                  $    15,655,195 $   9,156,099 ($     49,605)              -  $     260,354  $         4,488
                                        =============== ============= =============   =============  =============  ===============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                    GLOBAL TRUST                   CAPITAL                U.S. GLOBAL
                                             (FORMERLY, GLOBAL EQUITY           APPRECIATION             LEADERS GROWTH
                                                       TRUST)                       TRUST                    TRUST
                                             ------------------------    ------------------------  -------------------------
                                             SIX MONTHS                  SIX MONTHS                 SIX MONTHS
                                               ENDED        YEAR           ENDED         YEAR          ENDED      5/3/2004*
                                             6/30/2005      ENDED        6/30/2005       ENDED       6/30/2005        TO
                                            (UNAUDITED)   12/31/2004     (UNAUDITED)   12/31/2004   (UNAUDITED)   12/31/2004
                                            -----------   ----------     -----------   ----------  ------------- -----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)               $   3,733,843 $   5,017,358 ($    109,199) $    198,047 $     376,485 $      38,137
Capital gain distributions received
Net realized gain (loss) on:
   Investment transactions                    18,285,138    18,770,535     7,042,396    11,491,563    (1,345,433)      (69,631)
   Foreign currency and forward foreign
   currency contracts                            (71,169)     (284,268)          100           (46)            -             -
Change in unrealized appreciation
(depreciation) on:
   Investments                               (20,096,047)   27,511,549    (1,737,656)    9,462,998     5,015,844       546,092
   Foreign currency and forward foreign
   currency contracts                           (113,155)      101,055             -             -             -             -
                                           ------------- ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets
resulting from operations                      1,738,610    51,116,229     5,195,641    21,152,562     4,046,896       514,598
Distribution to shareholders from:
   Net investment income
     Series I                                 (4,361,312)   (6,164,305)            -             -             -       (12,792)
     Series II                                  (346,365)     (352,008)            -             -             -       (25,343)
     Series III                                   (1,721)         (699)            -             -             -             -
     Series NAV                                        -             -      (198,001)            -             -             -
                                           ------------- ------------- ------------- ------------- ------------- -------------
   Total distributions                        (4,709,398)   (6,517,012)     (198,001)            -             -       (38,135)
Capital Shares Transactions (Note 4):
   Series I
     Net proceeds from sales of shares           529,691     2,293,534    12,345,416    38,044,468    54,811,743     2,817,698
     Reinvestment of distributions             4,361,312     6,164,305             -             -             -        12,792
     Cost of shares redeemed                 (23,993,574)  (55,013,646)  (84,924,441)  (41,327,217)  (33,855,608)      (36,445)
     Proceeds from shares issued in
     connection with reorganization                    -             -             -             -    45,912,912             -
                                           ------------- ------------- ------------- ------------- ------------- -------------
   Total Series I transactions               (19,102,571)  (46,555,807)  (72,579,025)   (3,282,749)   66,869,047     2,794,045

   Series II
     Net proceeds from sales of shares         5,859,142     6,692,097    16,248,903    60,820,091    38,811,748     6,376,389
     Reinvestment of distributions               346,365       352,008             -             -             -        25,343
     Cost of shares redeemed                  (2,216,036)   (1,746,475)  (99,214,122)  (18,051,646)  (38,877,130)      (74,162)
     Proceeds from shares issued in
     connection with reorganization                    -             -             -             -    34,776,458             -
                                           ------------- ------------- ------------- ------------- ------------- -------------
   Total Series II transactions                3,989,471     5,297,630   (82,965,219)   42,768,445    34,711,076     6,327,570

   Series III
     Net proceeds from sales of shares             9,289       185,886        35,745       244,101        99,267             -
     Reinvestment of distributions                 1,721           699             -             -             -             -
     Cost of shares redeemed                     (33,213)      (32,548)     (249,291)      (42,568)      (96,790)            -
     Proceeds from shares issued in
     connection with reorganization                    -             -             -             -        22,366             -
                                           ------------- ------------- ------------- ------------- ------------- -------------
   Total Series III transactions                 (22,203)      154,037      (213,546)      201,533        24,843             -
   Series NAV
     Net proceeds from sales of shares            15,344             -   269,622,317             -   433,142,976             -
     Reinvestment of distributions                     -             -       198,001             -             -             -
     Cost of shares redeemed                           -             -   (15,066,347)            -  (129,551,985)            -
     Proceeds from shares issued in
     connection with reorganization
     (Note 1)                                        (14)            -             -             -             -             -
                                           ------------- ------------- ------------- ------------- ------------- -------------
   Total Series NAV transactions                  15,330             -   254,753,971             -   303,590,991             -
Net increase (decrease) in net assets from
   capital share transactions                (15,119,973)  (41,104,140)   98,996,181    39,687,229   405,195,957     9,121,615
                                           ------------- ------------- ------------- ------------- ------------- -------------
Increase (decrease) in net assets            (18,090,761)    3,495,077   103,993,821    60,839,791   409,242,853     9,598,078
Net assets at beginning of period            386,301,059   382,805,982   253,908,878   193,069,087     9,598,078             -
                                           ------------- ------------- ------------- ------------- ------------- -------------
Net assets at end of period                $ 368,210,298 $ 386,301,059  $357,902,699 $ 253,908,878 $ 418,840,931 $   9,598,078
                                           ============= ============= ============= ============= ============= =============
Undistributed net investment income (loss) $   3,733,791 $   4,709,346 ($    109,199)$     198,001 $     376,485 $           2
                                           ============= ============= ============= ============= ============= =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                       QUANTITATIVE                  ALL CAP                    LARGE CAP
                                                         ALL CAP                      CORE                        GROWTH
                                                          TRUST                       TRUST                       TRUST
                                                -------------------------   ------------------------    -------------------------
                                                SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                                   ENDED         YEAR          ENDED        YEAR           ENDED          YEAR
                                                 6/30/2005       ENDED       6/30/2005      ENDED        6/30/2005        ENDED
                                                (UNAUDITED)    12/31/2004   (UNAUDITED)   12/31/2004    (UNAUDITED)     12/31/2004
                                                -----------    ----------   -----------   ----------     -----------    ----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                   $   1,094,820 $   2,287,193 $     797,695 $   1,977,168 $     948,695 $   3,137,451
Capital gain distributions received
Net realized gain (loss) on:
   Investment transactions                        10,221,294     6,356,282    14,056,525    45,897,809    31,326,601    19,477,753
   Futures contracts                                       -             -      (251,276)    2,187,391             -             -
   Foreign currency and forward foreign
   currency contracts                                   (995)          401             -             -        11,813         4,925
Change in unrealized appreciation
(depreciation) on:
   Investments                                    (9,372,755)   24,421,572   (12,653,158)  (10,403,119)  (45,360,835)    4,951,250
   Futures contracts                                       -             -      (157,639)      514,912             -             -
   Foreign currency and forward foreign
   currency contracts                                   (114)            -             -             -          (830)       (1,222)
                                               ------------- ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets
resulting from operations                          1,942,250    33,065,448     1,792,147    40,174,161   (13,074,556)   27,570,157
Distribution to shareholders from:
   Net investment income
     Series I                                              -    (2,256,135)   (1,857,170)   (1,170,477)   (2,585,392)   (1,114,847)
     Series II                                             -       (24,875)      (78,381)      (39,901)     (549,626)     (174,468)
     Series III                                            -        (6,104)            -             -             -             -
   Net realized short term gains on
   investments, futures, and foreign
   currency transactions
     Series I                                     (6,412,600)      (80,970)            -             -             -             -
     Series II                                      (106,735)      (87,203)            -             -             -             -
     Series III                                      (20,522)           (4)            -             -             -             -
   Net realized long term gains on
   investments, futures, and foreign
   currency transactions
     Series I                                       (203,496)           (1)            -             -             -             -
     Series II                                        (3,387)           (2)            -             -             -             -
     Series III                                         (651)            -             -             -             -             -
                                               ------------- ------------- ------------- ------------- ------------- -------------
   Total distributions                            (6,747,391)   (2,455,294)   (1,935,551)   (1,210,378)   (3,135,018)   (1,289,315)
Capital Shares Transactions (Note 4):
   Series I
     Net proceeds from sales of shares             2,252,344   334,283,626     3,039,832     7,678,049     5,499,233    15,665,077
     Reinvestment of distributions                 6,616,096     2,337,106     1,857,170     1,170,477     2,585,392     1,114,847
     Cost of shares redeemed                     (23,936,857)  (41,594,509)  (29,322,446)  (53,230,779)  (37,505,167)  (69,540,873)
                                               ------------- ------------- ------------- ------------- ------------- -------------
   Total Series I transactions                   (15,068,417)  295,026,223   (24,425,444)  (44,382,253)  (29,420,542)  (52,760,949)

   Series II
     Net proceeds from sales of shares             1,176,876     2,280,934     1,378,420     4,931,772     5,928,239    15,499,528
     Reinvestment of distributions                   110,122       112,080        78,381        39,901       549,626       174,468
     Cost of shares redeemed                      (1,084,830)     (697,978)   (2,996,741)   (3,907,068)   (7,407,567)   (7,042,214)
                                               ------------- ------------- ------------- ------------- ------------- -------------
   Total Series II transactions                      202,168     1,695,036    (1,539,940)    1,064,605      (929,702)    8,631,782

   Series III
     Net proceeds from sales of shares               118,169       872,964             -             -             -             -
     Reinvestment of distributions                    21,173         6,108             -             -             -             -
     Cost of shares redeemed                         (16,859)      (23,556)            -             -             -             -
                                               ------------- ------------- ------------- ------------- ------------- -------------
   Total Series III transactions                     122,483       855,516             -             -             -             -
   Series NAV
     Net proceeds from sales of shares                   277             -           237             -     5,954,573             -
     Cost of shares redeemed                               -             -             -             -    (2,367,757)            -
     Proceeds from shares issued in connection
     with reorganization (Note 1)                          -             -             -             -   167,048,161             -
                                               ------------- ------------- ------------- ------------- ------------- -------------
   Total Series NAV transactions                         277             -           237             -   170,634,977             -
Net increase (decrease) in net assets from
   capital share transactions                    (14,743,489)  297,576,775   (25,965,147)  (43,317,648)  140,284,733   (44,129,167)
                                               ------------- ------------- ------------- ------------- ------------- -------------
Increase (decrease) in net assets                (19,548,630)  328,186,929   (26,108,551)   (4,353,865)  124,075,159   (17,848,325)
Net assets at beginning of period                332,869,445     4,682,516   270,062,656   274,416,521   482,689,423   500,537,748
                                               ------------- ------------- ------------- ------------- ------------- -------------
Net assets at end of period                    $ 313,320,815 $ 332,869,445 $ 243,954,105 $ 270,062,656 $ 606,764,582 $ 482,689,423
                                               ============= ============= ============= ============= ============= =============
Undistributed net investment income (loss)     $   1,094,820             - $     797,695 $   1,935,551 $     948,917 $   3,135,240
                                               ============= ============= ============= ============= ============= =============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                     BLUE CHIP                                                  CORE
                                                      GROWTH                  U.S. LARGE CAP                   EQUITY
                                                       TRUST                       TRUST                        TRUST
                                            --------------------------  --------------------------  ----------------------------
                                             SIX MONTHS                  SIX MONTHS                    SIX MONTHS
                                               ENDED         YEAR           ENDED           YEAR         ENDED         5/3/2004*
                                             6/30/2005      ENDED         6/30/2005        ENDED        6/30/2005          TO
                                            (UNAUDITED)   12/31/2004     (UNAUDITED)     12/31/2004    (UNAUDITED)     12/31/2004
                                            -----------   ----------     -----------     ----------    -----------     ----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)              $   3,303,205 $    8,208,737 $    1,915,015 $    3,594,037($       31,150) ($    331,352)
Capital gain distributions received
Net realized gain (loss) on:
   Investment transactions                    6,393,496     43,080,182     46,905,996     43,692,997        591,855       (386,404)
   Foreign currency and forward foreign
   currency contracts                           (24,747)       (29,815)             -            227         (6,345)       (63,561)

Change in unrealized appreciation
(depreciation) on:
   Investments                               (5,867,567)    93,925,218    (71,076,194)    25,824,078     (6,009,044)    54,320,278
   Foreign currency and forward foreign
   currency contracts                               427            285              -              -         (1,066)             -
                                        --------------- --------------  ------------- -------------- -------------- --------------
Net increase (decrease) in net assets
resulting from operations                     3,804,814    145,184,607    (22,255,183)    73,111,339     (5,455,750)    53,538,961
Distribution to shareholders from:
   Net investment income
     Series I                                (3,817,652)    (1,428,172)    (2,223,828)    (1,403,516)             -              -
     Series II                                        -       (192,096)      (158,312)      (426,178)             -              -
     Series III                                    (975)          (260)             -            (58)             -              -
     Series NAV                              (4,360,295)             -     (1,212,125)             -              -              -
                                        --------------- --------------  ------------- -------------- -------------- --------------
   Total distributions                       (8,178,922)    (1,620,528)    (3,594,265)    (1,829,752)             -              -
Capital Shares Transactions (Note 4):
   Series I
     Net proceeds from sales of shares       27,040,087     78,366,217      2,321,344     57,864,190     23,722,910    217,588,755
     Reinvestment of distributions            3,817,652      1,428,172      2,223,828      1,403,516              -              -
     Cost of shares redeemed               (398,785,151)  (169,312,147)  (135,251,176)   (74,330,766)  (209,195,569)   (48,033,434)
     Proceeds from shares issued in
     connection with reorganization                   -              -              -    187,545,043              -              -
                                        --------------- --------------  ------------- -------------- -------------- --------------
   Total Series I transactions             (367,927,412)   (89,517,758)  (130,706,004)   172,481,983   (185,472,659)   169,555,321

   Series II
     Net proceeds from sales of shares       72,418,280    244,489,780     13,939,645     77,026,092     47,903,447    225,673,597
     Reinvestment of distributions                    -        192,096        158,312        426,178              -              -
     Cost of shares redeemed               (372,325,786)   (13,484,207)  (122,648,926)    (5,403,970)  (235,295,426)   (17,108,531)
     Proceeds from shares issued in
     connection with reorganization                   -              -              -      6,012,470              -              -
                                        --------------- --------------  ------------- -------------- -------------- --------------
   Total Series II transactions            (299,907,506)   231,197,669   (108,550,969)    78,060,770   (187,391,979)   208,565,066

   Series III
     Net proceeds from sales of shares          429,755      1,217,241         32,598        264,116        115,247        631,330
     Reinvestment of distributions                  975            260              -             58              -              -
     Cost of shares redeemed                 (1,125,101)      (162,064)      (282,833)       (31,049)      (705,809)       (89,126)
     Proceeds from shares issued in
     connection with reorganization                   -              -              -            109              -              -
                                        --------------- --------------  ------------- -------------- -------------- --------------
   Total Series III transactions               (694,371)     1,055,437       (250,235)       233,234       (590,562)       542,204

   Series NAV
     Net proceeds from sales of shares      841,297,930              -    222,807,805              -    546,028,294              -
     Reinvestment of distributions            4,360,295              -      1,212,125              -              -              -
     Cost of shares redeemed                (49,433,520)             -   (209,982,587)             -    (34,857,835)             -
     Proceeds from shares issued in
     connection with reorganization
     (Note 1)                               591,633,172              -              -              -              -              -
                                        --------------- --------------  ------------- -------------- -------------- --------------
   Total Series NAV transactions          1,387,857,877              -     14,037,343              -    511,170,459              -
Net increase (decrease) in net assets
from capital share transactions             719,328,588    142,735,348   (225,469,865)   250,775,987    137,715,259    378,662,591
                                        --------------- --------------  ------------- -------------- -------------- --------------
Increase (decrease) in net assets           714,954,480    286,299,427   (251,319,313)   322,057,574    132,259,509    432,201,552
Net assets at beginning of period         1,781,483,479  1,495,184,052    879,271,393    557,213,819    432,201,552              -
                                        --------------- --------------  ------------- -------------- -------------- --------------
Net assets at end of period             $ 2,496,437,959 $1,781,483,479  $ 627,952,080 $  879,271,393 $  564,461,061 $  432,201,552
                                        =============== ==============  ============= ============== ============== ==============
Undistributed net investment income
 (loss)                                 $     3,303,205 $    8,178,922  $   1,908,249 $   3,587,499 ($       31,150)             -
                                        =============== ==============  ============= ============== ============== ==============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                        STRATEGIC                  LARGE CAP                    CLASSIC
                                                          VALUE                      VALUE                       VALUE
                                                          TRUST                      TRUST                       TRUST
                                                ------------------------   -------------------------   -------------------------
                                                 SIX MONTHS                  SIX MONTHS                 SIX MONTHS
                                                   ENDED         YEAR           ENDED        YEAR          ENDED      5/3/2004*
                                                 6/30/2005      ENDED         6/30/2005     ENDED        6/30/2005        TO
                                                (UNAUDITED)   12/31/2004     (UNAUDITED)  12/31/2004    (UNAUDITED)   12/31/2004
                                                -----------   ----------     -----------  ----------    -----------   ----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                   $     577,709 $   1,338,535 $     380,250 $   1,021,641 $      50,125 $      29,013
Capital gain distributions received
Net realized gain (loss) on:
   Investment transactions                         4,432,579    20,499,269     4,826,039      (822,816)      569,334        53,137

Change in unrealized appreciation
(depreciation) on:
   Investments                                    (7,008,168)    1,806,183     7,389,529    22,023,389        10,695     1,181,981
                                               ------------- ------------- ------------- ------------- ------------- -------------
Net increase (decrease) in net assets
resulting from operations                         (1,997,880)   23,643,987    12,595,818    22,222,214       630,154     1,264,131
Distribution to shareholders from:
   Net investment income
     Series I                                       (339,333)     (381,552)            -      (457,371)           (7)       (7,601)
     Series II                                      (101,170)     (202,085)            -      (563,106)            -       (21,405)
     Series III                                            -           (59)            -        (1,114)            -             -
     Series NAV                                     (898,032)            -           (50)            -             -             -
   Net realized short term gains on
   investments and foreign currency
   transactions
     Series I                                              -             -             -       (56,117)       (2,568)       (9,063)
     Series II                                             -             -             -      (152,732)       (9,797)      (31,890)
   Net realized long term gains on
   investments, futures, and foreign
   currency transactions
     Series I                                     (4,137,519)            -             -             -             -             -
     Series II                                    (2,630,614)            -             -             -             -             -
     Series NAV                                   (7,922,133)            -             -             -             -             -
                                               ------------- ------------- ------------- ------------- ------------- -------------
   Total distributions                           (16,028,801)     (583,696)          (50)   (1,230,440)      (12,372)      (69,959)
Capital Shares Transactions (Note 4):
   Series I
     Net proceeds from sales of shares             5,511,571    27,130,605    12,410,244    72,969,870     2,469,279     2,985,318
     Reinvestment of distributions                 4,476,852       381,552             -       513,488         2,575        16,664
     Cost of shares redeemed                     (45,121,555)  (49,984,612)  (72,804,308)  (17,660,527)   (1,425,447)      (35,994)
                                               ------------- ------------- ------------- ------------- ------------- -------------
   Total Series I transactions                   (35,133,132)  (22,472,455)  (60,394,064)   55,822,831     1,046,407     2,965,988

   Series II
     Net proceeds from sales of shares             8,344,761    37,141,116    35,772,059    89,712,654     7,905,649    10,827,455
     Reinvestment of distributions                 2,731,784       202,085             -       715,838         9,797        53,295
     Cost of shares redeemed                     (49,466,580)  (22,990,184)  (76,270,458)   (8,742,518)   (3,606,924)     (682,569)
     Proceeds from shares issued in connection
     with reorganization
                                               ------------- ------------- ------------- ------------- ------------- -------------
   Total Series II transactions                  (38,390,035)   14,353,017   (40,498,399)   81,685,974     4,308,522    10,198,181

   Series III
     Net proceeds from sales of shares                16,062       144,628        26,812       181,244             -             -
     Reinvestment of distributions                         -            59             -         1,114             -             -
     Cost of shares redeemed                        (134,848)      (34,700)     (224,487)      (11,956)            -             -
                                               ------------- ------------- ------------- ------------- ------------- -------------
   Total Series III transactions                    (118,786)      109,987      (197,675)      170,402             -             -

   Series NAV
     Net proceeds from sales of shares           106,252,134             -   166,890,734             -       176,850             -
     Reinvestment of distributions                 8,820,165             -            50             -             -             -
     Cost of shares redeemed                      (4,897,265)            -   (13,273,397)            -           (33)            -
                                               ------------- ------------- ------------- ------------- ------------- -------------
   Total Series NAV transactions                 110,175,034             -   153,617,387             -       176,817             -
Net increase (decrease) in net assets from
capital
   share transactions                             36,533,081    (8,009,451)   52,527,249   137,679,207     5,531,746    13,164,169
                                               ------------- ------------- ------------- ------------- ------------- -------------
Increase (decrease) in net assets                 18,506,400    15,050,840    65,123,017   158,670,981     6,149,528    14,358,341
Net assets at beginning of period                158,119,630   143,068,790   172,851,125    14,180,144    14,358,341             -
                                               ------------- ------------- ------------- ------------- ------------- -------------
Net assets at end of period                    $ 176,626,030 $ 158,119,630 $ 237,974,142 $ 172,851,125 $  20,507,869 $  14,358,341
                                               ============= ============= ============= ============= ============= =============
Undistributed net investment income (loss)     $     577,709 $   1,338,535 $     380,250 $          50 $      50,125 $           7
                                               ============= ============= ============= ============= ============= =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             REAL ESTATE                     SMALL CAP
                                                 UTILITIES                    SECURITIES                   OPPORTUNITIES
                                                   TRUST                        TRUST                          TRUST
                                        --------------------------  -----------------------------  ----------------------------
                                         SIX MONTHS                  SIX MONTHS                       SIX MONTHS
                                            ENDED          YEAR         ENDED             YEAR           ENDED          YEAR
                                          6/30/2005       ENDED       6/30/2005          ENDED         6/30/2005       ENDED
                                         (UNAUDITED)    12/31/2004   (UNAUDITED)       12/31/2004     (UNAUDITED)    12/31/2004
                                         -----------    ----------   -----------       ----------     -----------    ----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)            $   1,025,671  $  1,240,214  $    18,593,516  $  25,249,772  $     941,741  $   1,132,976
Capital gain distributions received
Net realized gain (loss) on:
   Investment transactions                  6,350,864    10,709,657       96,886,396    129,062,345     (1,110,394)     4,834,931
   Foreign currency and forward foreign
   currency contracts                         475,751      (448,321)               -              -            178          7,502
Change in unrealized appreciation
(depreciation) on:
   Investments                                690,177     8,878,978      (27,745,010)    73,020,158     22,933,131     32,456,611
   Foreign currency and forward foreign
   currency contracts                         441,484      (336,039)               -              -             98            202
                                        -------------  ------------  ---------------  -------------  -------------  -------------
Net increase (decrease) in net assets
resulting from operations                   8,983,947    20,044,489       87,734,902    227,332,275     22,764,754     38,432,222
Distribution to shareholders from:
   Net investment income
     Series I                                (321,561)     (382,761)      (7,790,321)   (12,186,795)             -        (49,902)
     Series II                               (135,963)     (227,194)      (2,063,582)    (5,322,178)             -        (33,596)
     Series III                                  (542)          (48)         (23,660)        (3,207)             -            (38)
     Series NAV                                     -             -       (9,544,067)             -     (1,052,498)             -
   Net realized short term gains on
   investments, futures, and foreign
   currency transactions
     Series I                                       -             -      (11,804,843)             -        (79,518)      (398,225)
     Series II                                      -             -       (4,071,476)             -       (363,320)      (350,249)
     Series III                                     -             -          (36,527)             -              -           (196)
     Series NAV                                     -             -      (13,189,073)             -     (2,299,791)             -
   Net realized long term gains on
   investments, futures, and foreign
   currency transactions
     Series I                              (4,102,102)            -      (41,900,592)             -        (64,393)      (305,374)
     Series II                             (2,465,912)            -      (14,451,463)             -       (294,216)      (268,584)
     Series III                                (6,806)            -         (129,649)             -              -           (150)
     Series NAV                                     -             -      (46,813,838)             -     (1,862,367)             -
                                        -------------  ------------  ---------------  -------------  -------------  -------------
   Total distributions                     (7,032,886)     (610,003)    (151,819,091)   (17,512,180)    (6,016,103)    (1,406,314)
Capital Shares Transactions (Note 4):
   Series I
     Net proceeds from sales of shares     15,128,423    20,229,179       40,713,017    173,914,314     42,343,731     71,411,264
     Reinvestment of distributions          4,423,663       382,761       61,495,756     12,186,795        143,911        753,501
     Cost of shares redeemed               (5,028,110)   (6,395,488)    (258,390,540)  (155,947,389)  (102,482,629)   (29,885,396)
     Proceeds from shares issued in
     connection with reorganization                 -             -                -              -     99,087,835              -
                                        -------------  ------------  ---------------  -------------  -------------  -------------
   Total Series I transactions             14,523,976    14,216,452     (156,181,767)    30,153,720     39,092,848     42,279,369

   Series II
     Net proceeds from sales of shares     12,908,375    14,152,264       53,104,075    194,786,056     19,795,973     88,054,956
     Reinvestment of distributions          2,601,875       227,194       20,586,521      5,322,178        657,536        652,429
     Cost of shares redeemed               (6,690,537)   (4,664,179)    (283,786,339)   (69,757,297)  (132,479,506)   (15,262,936)
     Proceeds from shares issued in
     connection with reorganization                 -             -                -              -     62,899,088              -
                                        -------------  ------------  ---------------  -------------  -------------  -------------
   Total Series II transactions             8,819,713     9,715,279     (210,095,743)   130,350,937    (49,126,909)    73,444,449

   Series III
     Net proceeds from sales of shares        133,416       140,466          618,232      2,009,063         47,730        292,474
     Reinvestment of distributions              7,348            48          189,836          3,207              -            384
     Cost of shares redeemed                  (99,808)      (46,916)      (1,251,043)      (408,691)      (323,016)       (46,577)
                                        -------------  ------------  ---------------  -------------  -------------  -------------
   Total Series III transactions               40,956        93,598         (442,975)     1,603,579       (275,286)       246,281
   Series NAV
     Net proceeds from sales of shares        221,486             -      490,188,505              -    256,034,882              -
     Reinvestment of distributions                  -             -       69,546,978              -      5,214,656              -
     Cost of shares redeemed                      (88)            -      (89,605,741)             -    (24,417,834)             -
     Proceeds from shares issued in
     connection with reorganization
     (Note 1)                                       -             -      327,189,577              -              -              -
                                        -------------  ------------  ---------------  -------------  -------------  -------------
   Total Series NAV transactions              221,398             -      797,319,319              -    236,831,704              -
Net increase (decrease) in net assets
from capital share transactions            23,606,043    24,025,329      430,598,834    162,108,236    226,522,357    115,970,099
                                        -------------  ------------  ---------------  -------------  -------------  -------------
Increase (decrease) in net assets          25,557,104    43,459,815      366,514,645    371,928,331    243,271,008    152,996,007
Net assets at beginning of period          98,393,203    54,933,388      988,215,381    616,287,050    221,934,925     68,938,918
                                        -------------  ------------  ---------------  -------------  -------------  -------------
Net assets at end of period             $ 123,950,307  $ 98,393,203  $ 1,354,730,026  $ 988,215,381  $ 465,205,933  $ 221,934,925
                                        =============  ============  ===============  =============  =============  =============
Undistributed net investment income
 (loss)                                 $   1,361,329  $    793,724  $    18,593,516  $  19,421,630  $     941,741  $   1,052,498
                                        =============  ============  ===============  =============  =============  =============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                   SMALL CAP                     SMALL COMPANY                  SPECIAL
                                                     VALUE                          VALUE                        VALUE
                                                     TRUST O                        TRUST                        TRUST
                                         -----------------------------  -----------------------------  ----------------------------
                                          SIX MONTHS                      SIX MONTHS                      SIX MONTHS
                                             ENDED           YEAR           ENDED           YEAR            ENDED          YEAR
                                           6/30/2005         ENDED         6/30/2005        ENDED         6/30/2005       ENDED
                                          (UNAUDITED)      12/31/2004     (UNAUDITED)     12/31/2004     (UNAUDITED)    12/31/2004
                                         -------------   -------------  --------------  -------------  --------------- ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)             $     697,399   $   2,328,963  $      256,788  $   2,783,577  ($      12,840) $     42,798
Net realized gain (loss) on:
   Investment transactions                  39,249,215      16,657,689       6,547,455     12,015,378         473,976       170,319
Change in unrealized appreciation
   (depreciation) on:
   Investments                             (29,036,827)     30,385,622     (14,861,647)   137,194,619        (408,373)    4,820,040
                                         -------------   -------------  --------------  -------------   -------------  ------------
Net increase (decrease) in net
   assets resulting from operations         10,909,787      49,372,274      (8,057,404)   151,993,574          52,763     5,033,157
Distribution to shareholders from:
   Net investment income
      Series I                                       -               -      (1,187,249)      (700,169)              -             -
      Series II                                      -               -        (132,098)      (194,256)              -             -
      Series III                                     -               -               -            (45)              -             -
      Series NAV                              (385,397)     (1,925,322)       (640,577)             -          (3,115)            -
   Net realized short term gains
      on investments, futures, and
      foreign currency transactions
      Series I                                       -               -        (333,039)             -          (8,584)     (224,979)
      Series II                                      -               -        (154,716)             -         (73,313)     (158,600)
      Series III                                     -               -               -              -            (887)         (274)
      Series NAV                                     -               -        (115,462)             -         (68,652)            -
   Net realized long term gains on
      investments, futures and
      foreign currency transactions
      Series I                                       -               -      (6,727,036)    (5,021,919)         (3,329)       (3,406)
      Series II                                      -               -      (3,125,104)    (2,171,557)        (28,432)       (2,402)
      Series III                                     -               -               -           (189)           (344)           (4)
      Series NAV                                     -     (13,807,166)     (2,332,218)             -         (26,624)            -
                                         -------------   -------------  --------------  -------------   -------------  ------------
   Total distributions                        (385,397)    (15,732,488)    (14,747,499)    (8,088,135)       (213,280)     (389,665)
Capital Shares Transactions (Note 4):
   Series I
      Net proceeds from sales of shares         14,508               -       9,646,356     83,998,106       1,948,961     7,222,719
      Reinvestment of distributions                  -               -       8,247,324      5,722,088          11,913       228,385
      Cost of shares redeemed                       (3)              -    (102,991,115)   (50,898,783)    (15,795,816)   (3,661,954)
                                         -------------   -------------  --------------  -------------   -------------  ------------
   Total Series I transactions                  14,505                     (85,097,435)    38,821,411     (13,834,942)    3,789,150
   Series II
      Net proceeds from sales of shares      3,005,170               -      13,968,994     96,649,850      20,663,518    11,412,437
      Reinvestment of distributions                  -               -       3,411,918      2,365,813         101,745       161,002
      Cost of shares redeemed                 (248,192)              -     (90,158,984)   (15,449,799)    (11,871,139)   (3,751,891)
                                         -------------   -------------  --------------  -------------   -------------  ------------
   Total Series II transactions              2,756,978                     (72,778,072)    83,565,864       8,894,124     7,821,548
   Series III
      Net proceeds from sales of shares              -               -          40,004        196,093          25,696       464,578
      Reinvestment of distributions                  -               -               -            234           1,231           278
      Cost of shares redeemed                        -               -        (225,739)       (28,672)       (119,241)     (105,257)
                                         -------------   -------------  --------------  -------------   -------------  ------------
   Total Series III transactions                     -               -        (185,735)       167,655         (92,314)      359,599
   Series NAV
      Net proceeds from sales of shares     12,345,682      69,246,860     183,344,425              -      27,242,638             -
      Reinvestment of distributions            385,397      15,732,488       3,088,257              -          98,391             -
      Cost of shares redeemed              (14,586,934)    (61,725,068)    (18,645,859)             -      (2,446,400)            -
                                         -------------   -------------  --------------  -------------   -------------  ------------
   Total Series NAV transactions            (1,855,855)     23,254,280     167,786,823              -      24,894,629             -
Net increase (decrease) in net assets
   from capital share transactions             915,628      23,254,280       9,725,581    122,554,930      19,861,497    11,970,297
                                         -------------   -------------  --------------  -------------   -------------  ------------
Increase (decrease) in net assets           11,440,018      56,894,066     (13,079,322)   266,460,369      19,700,980    16,613,789
Net assets at beginning of period          246,667,333     189,773,267     800,156,945    533,696,576      34,258,945    17,645,156
                                         -------------   -------------  --------------  -------------   -------------  ------------
Net assets at end of period              $ 258,107,351   $ 246,667,333  $  787,077,623  $ 800,156,945   $  53,959,925  $ 34,258,945
                                         =============   =============  ==============  =============   =============  ============
Undistributed net investment income
   (loss)                                $     312,002               -  $      256,788  $   1,959,924  ($      12,840) $      3,115
                                         =============   =============  ==============  =============   =============  ============

O Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29, 2005 a reorganization of JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hacock Trust portfolios.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                      MID                          MID CAP
                                                     VALUE                          VALUE                         VALUE
                                                     TRUST O                        TRUST                         TRUST
                                         -----------------------------  -----------------------------  ----------------------------
                                           SIX MONTHS                     SIX MONTHS                    SIX MONTHS
                                             ENDED           YEAR           ENDED           YEAR           ENDED          YEAR
                                           6/30/2005         ENDED        6/30/2005         ENDED        6/30/2005        ENDED
                                          (UNAUDITED)     12/31/2004     (UNAUDITED)     12/31/2004     (UNAUDITED)     12/31/2004
                                         -------------   -------------  -------------   -------------  -------------  -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)             $     207,116   $     584,056  $   2,053,880   $   2,937,996  $     506,598  $   1,787,990
Net realized gain (loss) on:
   Investment transactions                   5,730,771      19,761,658     19,500,824      30,641,406     38,197,546     33,284,028
   Foreign currency and forward foreign
    currency contracts                             (42)            (44)             -               -              -              -
Change in unrealized appreciation
   (depreciation) on:
   Investments                              (6,480,425)      2,924,862     (4,979,931)     93,778,753    (31,129,788)    10,542,534
   Foreign currency and forward
    foreign currency contracts                     354               -              -               -              -              -
                                         -------------   -------------  -------------   -------------  -------------  -------------
Net increase (decrease) in net assets
   resulting from operations                  (542,226)     23,270,532     16,574,773     127,358,155      7,574,356     45,614,552
Distribution to shareholders from:
   Net investment income
      Series I                                       -               -     (1,593,438)     (1,617,238)    (1,607,874)    (1,572,968)
      Series II                                      -               -       (620,944)       (906,293)      (179,233)      (178,862)
      Series III                                     -               -         (4,683)           (204)             -              -
      Series NAV                               (75,757)       (542,161)      (703,732)              -              -              -
   Net realized short term gains on
    investments, futures, and
    foreign currency transactions
      Series NAV                                     -     (17,846,126)             -               -              -              -
   Net realized long term gains on
    investments, futures, and
    foreign currency transactions
      Series I                                       -               -    (12,172,889)              -              -              -
      Series II                                      -               -     (8,235,505)              -              -              -
      Series III                                     -               -        (37,056)              -              -              -
      Series NAV                                     -               -     (4,113,885)              -              -              -
                                         -------------   -------------  -------------   -------------  -------------  -------------
   Total distributions                         (75,757)    (18,388,287)   (27,482,132)     (2,523,735)    (1,787,107)    (1,751,830)
Capital Shares Transactions (Note 4):
   Series I
      Net proceeds from sales of shares            659               -     31,828,067      71,557,366      5,798,632     41,699,661
      Reinvestment of distributions                  -               -     13,766,327       1,617,238      1,607,874      1,572,968
      Cost of shares redeemed                        -               -    (75,493,283)    (30,966,947)   (65,472,683)   (47,285,338)
                                         -------------   -------------  -------------   -------------  -------------  -------------
   Total Series I transactions                     659               -    (29,898,889)     42,207,657    (58,066,177)    (4,012,709)
   Series II
      Net proceeds from sales of shares        895,218               -     15,720,390      82,048,961      2,689,504     23,470,311
      Reinvestment of distributions                  -               -      8,856,449         906,293        179,233        178,862
      Cost of shares redeemed                  (44,924)              -    (72,526,918)     (9,971,085)   (11,251,920)    (9,344,020)
                                         -------------   -------------  -------------   -------------  -------------  -------------
   Total Series II transactions                850,294               -    (47,950,079)     72,984,169     (8,383,183)    14,305,153
   Series III
      Net proceeds from sales of shares              -               -        240,439       1,300,835              -              -
      Reinvestment of distributions                  -               -         41,739             204              -              -
      Cost of shares redeemed                        -               -       (641,706)        (58,486)             -              -
                                         -------------   -------------  -------------   -------------  -------------  -------------
   Total Series III transactions                     -               -       (359,528)      1,242,553              -              -
   Series NAV
      Net proceeds from sales of shares      8,832,837      77,791,144    138,724,142               -         88,212              -
      Reinvestment of distributions             75,757      18,388,287      4,817,617               -              -              -
      Cost of shares redeemed              (26,695,057)    (51,096,844)    (6,178,951)              -            (31)             -
      Proceeds from shares issued in
       connection with reorganization
       (Note 1)                                      -      35,028,580              -               -              -              -
                                         -------------   -------------  -------------   -------------  -------------  -------------
   Total Series NAV transactions           (17,786,463)     80,111,167    137,362,808               -         88,181              -
Net increase (decrease) in net assets
   from capital share transactions         (16,935,510)     80,111,167     59,154,312     116,434,379    (66,361,179)    10,292,444
                                         -------------   -------------  -------------   -------------  -------------  -------------
Increase (decrease) in net assets          (17,553,493)     84,993,412     48,246,953     241,268,799    (60,573,930)    54,155,166
Net assets at beginning of period          178,895,192      93,901,780    695,919,371     454,650,572    355,191,250    301,036,084
                                         -------------   -------------  -------------   -------------  -------------  -------------
Net assets at end of period              $ 161,341,699   $ 178,895,192  $ 744,166,324   $ 695,919,371  $ 294,617,320  $ 355,191,250
                                         =============   =============  =============   =============  =============  =============
Undistributed net investment income
   (loss)                                $     131,359               -  $   2,053,880   $   2,922,797  $     506,598  $   1,787,107
                                         =============   =============  =============   =============  =============  =============

O Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29,2005 a reorganization of JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hacock Trust portfolios.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                              FUNDAMENTAL
                                                ALL CAP VALUE                GROWTH & INCOME                     VALUE
                                                    TRUST                       TRUST II O                       TRUST
                                         ---------------------------  ------------------------------  ----------------------------
                                           SIX MONTHS                   SIX MONTHS                      SIX MONTHS
                                             ENDED          YEAR          ENDED            YEAR            ENDED         YEAR
                                           6/30/2005        ENDED       6/30/2005          ENDED         6/30/2005       ENDED
                                          (UNAUDITED)    12/31/2004    (UNAUDITED)      12/31/2004      (UNAUDITED)    12/31/2004
                                         -------------  ------------  --------------  --------------  --------------  ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)             $   1,494,097  $  2,779,829  $    7,961,261  $   23,196,536  $    4,063,933  $  4,525,456
Net realized gain (loss) on:
   Investment transactions                  14,349,064    19,153,357     103,960,586     160,195,848        (445,305)   (1,890,577)
   Foreign currency and forward
     foreign currency contracts                      -             -              59               -          15,861       (41,624)
Change in unrealized appreciation
  (depreciation) on:
   Investments                             (24,289,556)   29,536,876     (72,842,825)     35,945,480       9,226,082    75,788,732
   Foreign currency and forward
     foreign currency contracts                      -             -            (146)              -          (3,793)          694
                                         -------------  ------------  --------------  --------------  --------------  ------------
Net increase (decrease) in net
  assets resulting from operations          (8,446,395)   51,470,062      39,078,935     219,337,864      12,856,778    78,382,681
Distribution to shareholders from:
   Net investment income
      Series I                                (490,343)     (585,965)              -                      (1,115,914)   (1,902,337)
      Series II                                (77,000)     (324,292)              -               -        (458,638)   (1,072,890)
      Series III                                  (464)         (178)              -               -            (526)         (411)
      Series NAV                            (2,212,022)            -      (3,771,410)    (23,196,184)     (2,908,754)            -
   Net realized short term gains on
      investments, futures, and
      foreign currency transactions
      Series I                              (1,277,068)            -               -               -               -             -
      Series II                               (920,473)            -               -               -               -             -
      Series III                                (1,947)            -               -               -               -             -
      Series NAV                            (3,722,035)            -               -               -               -             -
   Net realized long term gains on
      investments, futures, and
      foreign currency transactions
      Series I                              (2,165,742)            -               -               -               -             -
      Series II                             (1,561,004)            -               -               -               -             -
      Series III                                (3,302)            -               -               -               -             -
      Series NAV                            (6,312,090)            -               -               -               -             -
                                         -------------  ------------  --------------  --------------  --------------  ------------
   Total distributions                     (18,743,490)     (910,435)     (3,771,410)    (23,196,184)     (4,483,832)   (2,975,638)
Capital Shares Transactions (Note 4):
   Series I
      Net proceeds from sales of shares     11,280,427    57,933,634               -               -      16,322,335    79,265,360
      Reinvestment of distributions          3,933,153       585,965               -               -       1,115,914     1,902,337
      Cost of shares redeemed             (125,874,558)  (65,802,877)              -               -    (210,743,186)  (49,366,634)
                                         -------------  ------------  --------------  --------------  --------------  ------------
   Total Series I transactions            (110,660,978)   (7,283,278)              -               -    (193,304,937)   31,801,063
   Series II
      Net proceeds from sales of shares     16,222,513    92,494,078               -               -      41,215,242   164,186,353
      Reinvestment of distributions          2,558,477       324,292               -               -         458,638     1,072,890
      Cost of shares redeemed             (144,910,015)  (25,229,462)              -               -    (215,139,451)  (15,423,502)
                                         -------------  ------------  --------------  --------------  --------------  ------------
   Total Series II transactions           (126,129,025)   67,588,908               -               -    (173,465,571)  149,835,741
   Series III
      Net proceeds from sales of shares         59,127       520,233               -               -         236,334       866,446
      Reinvestment of distributions              5,713           178               -               -             526           411
      Cost of shares redeemed                 (427,449)      (56,479)              -               -        (872,989)     (123,825)
                                         -------------  ------------  --------------  --------------  --------------  ------------
   Total Series III transactions              (362,609)      463,932               -               -        (636,129)      743,032
   Series NAV
      Net proceeds from sales of shares    313,340,921             -      10,616,406     111,823,033     599,014,856             -
      Reinvestment of distributions         12,246,147             -       3,771,410      23,196,184       2,908,754             -
      Cost of shares redeemed              (10,976,814)            -    (110,335,795)   (263,395,483)    (15,341,915)            -
                                         -------------  ------------  --------------  --------------  --------------  ------------
   Total Series NAV transactions           314,610,254             -     (95,947,979)   (128,376,266)    586,581,695             -
Net increase (decrease) in net assets
  from capital share transactions           77,457,642    60,769,562     (95,947,979)   (128,376,266)    219,175,058   182,379,836
                                         -------------  ------------  --------------  --------------  --------------  ------------
Increase (decrease) in net assets           50,267,757   111,329,189     (60,640,454)     67,765,414     227,548,004   257,786,879
Net assets at beginning of period          396,505,460   285,176,271   2,195,785,882   2,128,020,468     816,227,274   558,440,395
                                         -------------  ------------  --------------  --------------  --------------  ------------
Net assets at end of period              $ 446,773,217  $396,505,460  $2,135,145,428  $2,195,785,882  $1,043,775,278  $816,227,274
                                         =============  ============  ==============  ==============  ==============  ============
Undistributed net investment income
  (loss)                                 $   1,494,097  $  2,779,829  $    4,189,851               -  $    4,063,933  $  4,483,832
                                         =============  ============  ==============  ==============  ==============  ============

O Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29, 2005 a reorganization of JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hacock Trust portfolios.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        LARGE               QUANTITATIVE
                                                        GROWTH & INCOME                  CAP                    VALUE
                                                             TRUST                      TRUST                   TRUST
                                               ---------------------------------   --------------   -----------------------------
                                                 SIX MONTHS                          4/29/2005*      SIX MONTHS
                                                    ENDED             YEAR               TO             ENDED         5/3/2004*
                                                  6/30/2005           ENDED           6/30/2005       6/30/2005          TO
                                                 (UNAUDITED)        12/31/2004       (UNAUDITED)     (UNAUDITED)     12/31/2004
                                               ---------------   ---------------   --------------   -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                   $     5,719,793   $    18,632,797   $      121,665   $   1,682,364   $   1,335,588
Net realized gain (loss) on:
   Investment transactions                          46,513,004       150,566,008          (23,066)     18,693,531      11,526,460
   Futures contracts                                         -                 -           (3,973)              -               -
   Foreign currency and forward foreign
     currency contracts                                      -                 -                -            (482)            193
Change in unrealized appreciation
  (depreciation) on:
   Investments                                     (62,473,958)      (74,588,604)       4,316,847      (4,975,436)     22,000,904
   Futures contracts                                         -                 -          (18,053)              -               -
                                               ---------------   ---------------   --------------   -------------   -------------
Net increase (decrease) in net assets
  resulting from operations                        (10,241,161)       94,610,201        4,393,420      15,399,977      34,863,145
Distribution to shareholders from:
   Net investment income
      Series I                                     (17,273,823)      (12,657,630)               -        (786,694)              -
      Series II                                     (1,351,496)       (1,024,766)               -               -               -
      Series III                                        (7,478)             (123)               -               -               -
      Series NAV                                             -                 -                -        (545,175)              -
   Net realized short term gains on
      investments, futures, and foreign
      currency transactions
      Series I                                               -                 -                -      (7,265,592)              -
      Series II                                              -                 -                -         (55,531)              -
      Series NAV                                             -                 -                -      (4,215,022)              -
   Net realized long term gains on
      investments, futures, and foreign
      currency transactions
      Series I                                     (26,781,790)                -                -          (2,464)              -
      Series II                                     (2,431,616)                -                -             (19)              -
      Series III                                       (11,500)                -                -               -               -
      Series NAV                                             -                 -                -          (1,429)              -
                                               ---------------   ---------------   --------------   -------------   -------------
   Total distributions                             (47,857,703)      (13,682,519)               -     (12,871,926)              -
Capital Shares Transactions (Note 4):
   Series I
      Net proceeds from sales of shares              6,450,477         6,564,280        1,676,170       9,641,512     161,475,085
      Reinvestment of distributions                 44,055,613        12,657,630                -       8,054,750               -
      Cost of shares redeemed                     (151,526,932)     (288,179,937)          (1,255)    (41,397,042)     (8,227,077)
                                               ---------------   ---------------   --------------   -------------   -------------
   Total Series I transactions                    (101,020,842)     (268,958,027)       1,674,915     (23,700,780)    153,248,008
   Series II
      Net proceeds from sales of shares              1,803,927        25,744,283           71,037       6,049,997      38,338,774
      Reinvestment of distributions                  3,783,112         1,024,766                -          55,550               -
      Cost of shares redeemed                      (10,034,925)      (27,502,629)          (2,394)    (48,351,126)       (815,466)
                                               ---------------   ---------------   --------------   -------------   -------------
   Total Series II transactions                     (4,447,886)         (733,580)          68,643     (42,245,579)     37,523,308
   Series III
      Net proceeds from sales of shares                 50,711           584,055                -          14,444          95,004
      Reinvestment of distributions                     18,978               123                -               -               -
      Cost of shares redeemed                          (99,028)          (30,949)               -        (114,828)         (5,218)
                                               ---------------   ---------------   --------------   -------------   -------------
   Total Series III transactions                       (29,339)          553,229                -        (100,384)         89,786
   Series NAV
      Net proceeds from sales of shares                 41,711                 -      115,459,901     247,603,341               -
      Reinvestment of distributions                          -                 -                -       4,761,626               -
      Cost of shares redeemed                             (333)                -       (1,516,869)     (7,342,639)              -
                                               ---------------   ---------------   --------------   -------------   -------------
   Total Series NAV transactions                        41,378                 -      113,943,032     245,022,328               -
Net increase (decrease) in net assets from
  capital share transactions                      (105,456,689)     (269,138,378)     115,686,590     178,975,585     190,861,102
                                               ---------------   ---------------   --------------   -------------   -------------
Increase (decrease) in net assets                 (163,555,553)     (188,210,696)     120,080,010     181,503,636     225,724,247
Net assets at beginning of period                1,479,695,214     1,667,905,910                -     225,724,247               -
                                               ---------------   ---------------   --------------   -------------   -------------
Net assets at end of period                    $ 1,316,139,661   $ 1,479,695,214   $  120,080,010   $ 407,227,883   $ 225,724,247
                                               ===============   ===============   ==============   =============   =============
Undistributed net investment income (loss)     $     5,719,793   $    18,632,797   $      121,665   $   1,682,364   $   1,331,869
                                               ===============   ===============   ==============   =============   =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                 EQUITY-INCOME                 INCOME & VALUE                   MANAGED
                                                     TRUST                         TRUST                         TRUST O
                                         ------------------------------  --------------------------   -----------------------------
                                           SIX MONTHS                     SIX MONTHS                   SIX MONTHS
                                              ENDED           YEAR          ENDED          YEAR          ENDED            YEAR
                                            6/30/2005         ENDED        6/30/2005       ENDED        6/30/2005        ENDED
                                           (UNAUDITED)     12/31/2004     (UNAUDITED)   12/31/2004     (UNAUDITED)     12/31/2004
                                         --------------  --------------  ------------  ------------  --------------  --------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)             $   15,976,318  $   25,347,880  $  6,110,399  $ 10,331,661   $  17,645,948   $  38,287,720
Net realized gain (loss) on:
   Investment transactions                   87,321,344      69,242,979    17,558,478    40,167,988      85,346,745     105,693,745
   Foreign currency and forward foreign
     currency contracts                         (19,964)        (43,476)      124,433      (129,077)              -
Change in unrealized appreciation
  (depreciation) on:
   Investments                              (96,761,585)    150,085,037   (25,611,960)    3,962,356     (77,147,650)     16,107,625
   Foreign currency and forward foreign
     currency contracts                          (4,305)          2,454        (7,697)       10,444               -               -
                                         --------------  --------------  ------------  ------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                   6,511,808     244,634,874    (1,826,347)   54,343,372      25,845,043     160,089,090
Distribution to shareholders from:
   Net investment income
      Series I                              (13,525,478)    (16,875,866)   (9,758,101)   (7,052,599)              -               -
      Series II                              (2,760,403)     (4,806,001)   (1,819,960)   (1,204,339)              -               -
      Series III                                 (4,177)         (1,791)            -             -               -               -
      Series NAV                             (8,987,085)              -             -             -     (11,829,188)    (38,759,944)
   Net realized short term gains on
      investments, futures, and
      foreign currency transactions
      Series I                               (6,651,898)     (6,190,380)            -             -               -               -
      Series II                              (1,820,145)     (1,823,972)            -             -               -               -
      Series III                                 (2,552)           (602)            -             -               -               -
      Series NAV                             (3,871,241)              -             -             -               -               -
   Net realized long term gains on
      investments, futures, and
      foreign currency transactions
      Series I                              (30,730,727)     (9,290,492)            -             -               -               -
      Series II                              (8,408,787)     (2,737,409)            -             -               -               -
      Series III                                (11,790)           (903)            -             -               -               -
      Series NAV                            (17,884,531)              -             -             -               -               -
                                         --------------  --------------  ------------  ------------  --------------  --------------
   Total distributions                      (94,658,814)    (41,727,416)  (11,578,061)   (8,256,938)    (11,829,188)    (38,759,944)
Capital Shares Transactions (Note 4):
   Series I
      Net proceeds from sales of shares      20,751,006      88,226,332     1,385,863    29,714,862               -               -
      Reinvestment of distributions          50,908,103      32,356,738     9,758,101     7,052,599               -               -
      Cost of shares redeemed              (333,249,552)   (180,844,264)  (59,276,063)  (90,695,732)              -               -
                                         --------------  --------------  ------------  ------------  --------------  --------------
      Proceeds from shares issued in
        connection with reorganization                -               -             -   121,750,552               -               -
                                         --------------  --------------  ------------  ------------  --------------  --------------
   Total Series I transactions             (261,590,443)    (60,261,194)  (48,132,099)   67,822,281               -               -
   Series II
      Net proceeds from sales of shares      53,747,335     235,143,137     1,350,600    23,269,703               -               -
      Reinvestment of distributions          12,989,335       9,367,382     1,819,960     1,204,339               -               -
      Cost of shares redeemed              (329,017,745)    (41,635,881)  (11,449,223)   (6,883,758)              -               -
      Proceeds from shares issued in
        connection with reorganization                -               -             -    20,607,207               -               -
                                         --------------  --------------  ------------  ------------  --------------  --------------
   Total Series II transactions            (262,281,075)    202,874,638    (8,278,663)   38,197,491               -
   Series III
      Net proceeds from sales of shares         167,241       1,409,044             -             -               -               -
      Reinvestment of distributions              18,519           3,296             -             -               -               -
      Cost of shares redeemed                (1,044,718)       (235,778)            -             -               -               -
                                         --------------  --------------  ------------  ------------  --------------  --------------
   Total Series III transactions               (858,958)      1,176,562             -             -               -               -
   Series NAV
      Net proceeds from sales of shares     744,554,519               -       113,562             -     550,244,120     121,173,630
      Reinvestment of distributions          30,742,857               -             -             -      11,829,188      38,759,944
      Cost of shares redeemed               (23,535,688)              -           (67)            -    (662,980,784)   (272,778,794)
      Proceeds from shares issued in
        connection with reorganization
        (Note 1)                            631,347,177               -             -             -               -               -
                                         --------------  --------------  ------------  ------------  --------------  --------------
   Total Series NAV transactions          1,383,108,865               -       113,495             -    (100,907,476)   (112,845,220)
Net increase (decrease) in net assets
  from capital share transactions           858,378,389     143,790,006   (56,297,267)  106,019,772    (100,907,476)   (112,845,220)
                                         --------------  --------------  ------------  ------------  --------------  --------------
Increase (decrease) in net assets           770,231,383     346,697,464   (69,701,675)  152,106,206     (86,891,621)      8,483,926
Net assets at beginning of period         1,938,076,186   1,591,378,722   754,831,379   602,725,173   2,079,228,207   2,070,744,281
                                         --------------  --------------  ------------  ------------  --------------  --------------
Net assets at end of period              $2,708,307,569  $1,938,076,186  $685,129,704  $754,831,379  $1,992,336,586  $2,079,228,207
                                         ==============  ==============  ============  ============  ==============  ==============
Undistributed net investment income
  (loss)                                 $   15,976,318  $   25,277,143  $  6,081,183  $ 11,548,845  $    5,816,760               -
                                         ==============  ==============  ============  ============  ==============  ==============

O Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29, 2005 a reorganization of JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hacock Trust portfolios.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                      GLOBAL                                                         U.S.
                                                    ALLOCATION                        HIGH YIELD                HIGH YIELD BOND
                                                       TRUST                             TRUST                       TRUST
                                          ------------------------------   ----------------------------------   ---------------
                                            SIX MONTHS                       SIX MONTHS                            4/29/2005*
                                              ENDED             YEAR            ENDED             YEAR                 TO
                                            6/30/2005          ENDED          6/30/2005           ENDED             6/30/2005
                                           (UNAUDITED)      12/31/2004       (UNAUDITED)        12/31/2004         (UNAUDITED)
                                          --------------   -------------   ---------------   ----------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)              $    1,565,488   $   1,759,667   $    61,935,342   $     80,494,472   $     1,181,686
Net realized gain (loss) on:
   Investment transactions                    13,010,556       5,695,057         9,566,782         13,703,646             1,743
   Foreign currency and forward foreign
     currency contracts                          425,387        (355,423)          (46,994)           747,643                 -
Change in unrealized appreciation
  (depreciation) on:
   Investments                               (15,741,766)     13,432,839       (54,232,190)        29,383,518         2,409,941
   Foreign currency and forward foreign
     currency contracts                         (685,654)        343,131           (15,709)            (1,364)                -
                                          --------------   -------------   ---------------   ----------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                   (1,425,989)     20,875,271        17,207,231        124,327,915         3,593,370
Distribution to shareholders from:
   Net investment income
       Series I                                 (725,884)       (681,605)      (12,032,871)       (32,755,605)                -
       Series II                                (557,261)       (244,688)       (4,921,740)       (18,837,008)                -
       Series III                                      -               -           (22,593)            (5,054)                -
       Series NAV                             (1,017,120)              -       (67,320,147)                 -                 -
                                          --------------   -------------   ---------------   ----------------   ---------------
   Total distributions                        (2,300,265)       (926,293)      (84,297,351)       (51,597,667)                -
Capital Shares Transactions (Note 4):
   Series I
       Net proceeds from sales of shares       9,108,746      43,516,113        70,758,224        252,804,308               500
       Reinvestment of distributions             725,884         681,605        12,032,871         32,755,605                 -
       Cost of shares redeemed               (42,505,133)    (10,048,149)     (602,086,348)      (189,482,887)                -
                                          --------------   -------------   ---------------   ----------------   ---------------
   Total Series I transactions               (32,670,503)     34,149,569      (519,295,253)        96,077,026               500
   Series II
       Net proceeds from sales of shares      31,366,952      66,223,546        86,482,637        395,223,243           433,655
       Reinvestment of distributions             557,261         244,688         4,921,740         18,837,008                 -
       Cost of shares redeemed               (47,105,636)       (790,430)     (662,971,784)       (54,400,596)             (284)
                                          --------------   -------------   ---------------   ----------------   ---------------
   Total Series II transactions              (15,181,423)     65,677,804      (571,567,407)       359,659,655           433,371
   Series III
       Net proceeds from sales of shares           9,336         128,924           422,863          2,075,526                 -
       Reinvestment of distributions                   -               -            22,593              5,054                 -
       Cost of shares redeemed                  (131,084)        (16,439)       (1,922,082)          (289,837)                -
                                          --------------   -------------   ---------------   ----------------   ---------------
   Total Series III transactions                (121,748)        112,485        (1,476,626)         1,790,743                 -
   Series NAV
       Net proceeds from sales of shares      93,248,238               -     1,280,295,796                  -       231,843,625
       Reinvestment of distributions           1,017,120               -        67,320,147                  -                 -
       Cost of shares redeemed               (90,521,087)              -      (182,572,384)                 -        (5,436,925)
       Proceeds from shares issued in
         connection with reorganization
         (Note 1)                                      -               -        83,127,886                  -                 -
                                          --------------   -------------   ---------------   ----------------   ---------------
   Total Series NAV transactions               3,744,271               -     1,248,171,445                  -       226,406,700
Net increase (decrease) in net assets
  from capital share transactions            (44,229,403)     99,939,858       155,832,159        457,527,424       226,840,571
                                          --------------   -------------   ---------------   ----------------   ---------------
Increase (decrease) in net assets            (47,955,657)    119,888,836        88,742,039        530,257,672       230,433,941
Net assets at beginning of period            202,851,568      82,962,732     1,447,415,647        917,157,975                 -
                                          --------------   -------------   ---------------   ----------------   ---------------
Net assets at end of period               $  154,895,911   $ 202,851,568   $ 1,536,157,686   $  1,447,415,647   $   230,433,941
                                          ==============   =============   ===============   ================   ===============
Undistributed net investment income
  (loss)                                  $    1,301,462   $   2,036,239   $    59,794,020   $     84,297,351   $     1,181,686
                                          ==============   =============   ===============   ================   ===============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 STRATEGIC
                                                STRATEGIC BOND                    INCOME                       GLOBAL BOND
                                                     TRUST                         TRUST                          TRUST
                                         -----------------------------  ---------------------------    ----------------------------
                                           SIX MONTHS                    SIX MONTHS                     SIX MONTHS
                                              ENDED           YEAR         ENDED        5/3/2004*          ENDED           YEAR
                                           6/30/2005          ENDED      6/30/2005          TO           6/30/2005        ENDED
                                           (UNAUDITED)     12/31/2004   (UNAUDITED)     12/31/2004      (UNAUDITED)     12/31/2004
                                         --------------   ------------  ------------  -------------    -------------   ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)             $   22,744,176   $ 28,443,142  $    380,566    $   246,607   $   10,022,869   $ 12,776,690
Net realized gain (loss) on:
   Investment transactions                   13,568,160     17,043,914        61,207         28,970          574,939      2,928,639
   Futures contracts                           (375,335)    (3,235,796)           (4)       (67,520)      14,622,059     13,794,627
   Written options contracts                          -              -             -              -          860,954        968,932
   Interest rate swaps                                -              -             -              -        5,505,954     (1,381,581)
   Foreign currency and forward
     foreign currency contracts                  15,972       (525,159)      105,615        (56,189)      (6,100,560)     6,913,516
Change in unrealized appreciation
  (depreciation) on:
   Investments                              (17,003,658)     7,377,991      (446,439)     1,039,113      (28,709,566)    24,188,947
   Futures contracts                           (808,387)     1,362,574       (20,532)         1,230       (1,289,621)     1,863,479
   Written options contracts                          -              -             -              -         (293,253)       404,676
   Interest rate swaps                                -              -             -              -      (11,515,222)    (3,142,232)
   Foreign currency and forward
     foreign currency contracts               3,501,207        808,997        51,788         21,567      (19,344,276)     9,591,231
                                         --------------   ------------  ------------   ------------   --------------   ------------
Net increase (decrease) in net assets
  resulting from operations                  21,642,135     51,275,663       132,201      1,213,778      (35,665,723)    68,906,924
Distribution to shareholders from:
   Net investment income
      Series I                               (6,817,037)   (17,911,361)       (3,390)       (90,385)      (8,877,428)   (14,948,282)
      Series II                              (1,994,326)    (7,448,422)       (2,808)      (189,787)      (5,051,503)    (7,902,445)
      Series III                                (11,522)        (3,926)            -              -          (31,983)        (2,656)
      Series NAV                            (21,170,085)             -             -              -      (27,079,201)             -
   Net realized short term gains on
     investments, futures, and
     foreign currency transactions
      Series I                                        -              -             -              -         (915,699)             -
      Series II                                       -              -             -              -         (571,546)             -
      Series III                                      -              -             -              -           (3,247)             -
      Series NAV                                      -              -             -              -       (2,624,622)             -
   Net realized long term gains on
     investments, futures, and
     foreign currency transactions
      Series I                                        -              -             -              -         (694,377)             -
      Series II                                       -              -             -              -         (433,405)             -
      Series III                                      -              -             -              -           (2,462)             -
      Series NAV                                      -              -             -              -       (1,990,257)             -
                                         --------------   ------------  ------------   ------------   --------------   ------------
   Total distributions                      (29,992,970)   (25,363,709)       (6,198)      (280,172)     (48,275,730)   (22,853,383)
Capital Shares Transactions (Note 4):
   Series I
      Net proceeds from sales of shares      28,985,536    138,510,527       994,255      5,644,599       36,346,678    294,105,038
      Reinvestment of distributions           6,817,037     17,911,361         3,390         90,385       10,487,504     14,948,282
      Cost of shares redeemed              (332,453,900)   (88,114,614)     (116,439)      (117,955)    (270,948,178)   (89,984,392)
                                         --------------   ------------  ------------   ------------   --------------   ------------
   Total Series I transactions             (296,651,327)    68,307,274       881,206      5,617,029     (224,113,996)   219,068,928
   Series II
      Net proceeds from sales of shares      55,794,824    253,173,395     7,573,109     12,892,907       66,513,599    299,289,758
      Reinvestment of distributions           1,994,326      7,448,422         2,808        189,787        6,056,454      7,902,445
      Cost of shares redeemed              (364,640,340)   (16,952,743)   (1,477,891)      (528,448)    (300,544,355)   (25,783,173)
                                         --------------   ------------  ------------   ------------   --------------   ------------
   Total Series II transactions            (306,851,190)   243,669,074     6,098,026     12,554,246     (227,974,302)   281,409,030
   Series III
      Net proceeds from sales of shares         307,605      1,372,992             -              -          428,890      1,465,078
      Reinvestment of distributions              11,522          3,926             -              -           37,692          2,656
      Cost of shares redeemed                (1,116,171)      (148,029)            -              -       (1,027,432)      (234,889)
                                         --------------   ------------  ------------   ------------   --------------   ------------
   Total Series III transactions               (797,044)     1,228,889             -              -         (560,850)     1,232,845
   Series NAV
      Net proceeds from sales of shares     796,606,061              -       236,851              -      679,627,052              -
      Reinvestment of distributions          21,170,085              -             -              -       31,694,080              -
      Cost of shares redeemed               (78,432,211)             -      (232,100)             -      (53,252,908)             -
      Proceeds from shares issued in
        connection with reorganization
        (Note 1)                                      -              -             -              -      118,699,767              -
                                         --------------   ------------  ------------   ------------   --------------   ------------
   Total Series NAV transactions            739,343,935              -         4,751              -      776,767,991              -
Net increase (decrease) in net assets
  from capital share transactions           135,044,374    313,205,237     6,983,983     18,171,275      324,118,843    501,710,803
                                         --------------   ------------  ------------   ------------   --------------   ------------
Increase (decrease) in net assets           126,693,539    339,117,191     7,109,986     19,104,881      240,177,390    547,764,344
Net assets at beginning of period           946,539,616    607,422,425    19,104,881              -      807,334,583    259,570,239
                                         --------------   ------------  ------------   ------------   --------------   ------------
Net assets at end of period              $1,073,233,155   $946,539,616  $ 26,214,867    $19,104,881   $1,047,511,973   $807,334,583
                                         ==============   ============  ============   ============   ==============   ============
Undistributed net investment income
  (loss)                                 $   23,683,667   $ 30,762,427  $    296,498   ($    29,552)  $      325,271   $ 31,342,517
                                         ==============   ============  ============   ============   ==============   ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                 INVESTMENT                        TOTAL                        REAL RETURN
                                                QUALITY BOND                       RETURN                          BOND
                                                    TRUST                           TRUST                          TRUST
                                         ---------------------------   -------------------------------  ---------------------------
                                          SIX MONTHS                     SIX MONTHS                      SIX MONTHS
                                             ENDED          YEAR            ENDED            YEAR           ENDED          YEAR
                                           6/30/2005        ENDED         6/30/2005          ENDED        6/30/2005        ENDED
                                          (UNAUDITED)    12/31/2004     (UNAUDITED)       12/31/2004     (UNAUDITED)    12/31/2004
                                         ------------   ------------   --------------   --------------  -------------  ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)             $ 11,125,199   $ 23,180,899   $   22,284,713   $   25,215,709  $   6,014,889  $  2,320,184
Net realized gain (loss) on:
   Investment transactions                    953,292      2,054,125        1,283,613       15,866,589     16,055,909    27,701,701
   Futures contracts                         (111,649)    (2,086,257)       5,302,236       30,449,062      1,198,974       316,110
   Written options contracts                        -              -          468,180        3,664,431        146,062       518,736
   Interest rate swaps                              -              -        2,630,449        5,581,300       (714,238)     (902,937)
   Foreign currency and forward foreign
     currency contracts                             -              -        5,571,746           12,810        380,007       (21,261)
Change in unrealized appreciation
  (depreciation) on:
   Investments                                980,782     (1,595,614)      (1,451,690)      (4,892,603)    (8,591,115)    4,414,475
   Futures contracts                         (277,296)       333,741        1,542,729       (8,379,215)       (62,333)       92,496
   Written options contracts                        -              -          244,102         (700,566)       (15,122)      (74,292)
   Interest rate swaps                              -              -         (794,682)       1,016,210     (1,064,257)      737,933
   Foreign currency and forward foreign
     currency contracts                             -              -        5,559,268        1,355,484       (244,505)       44,161
                                         ------------   ------------   --------------   --------------  -------------  ------------
Net increase (decrease) in net assets
  resulting from operations                12,670,328     21,886,894       42,640,664   $   69,189,211     13,104,271    35,147,306
Distribution to shareholders from:
   Net investment income
      Series I                            (16,433,919)   (22,980,260)     (13,898,348)     (31,427,516)             -      (720,839)
      Series II                            (3,023,232)    (5,356,971)      (6,024,773)     (15,697,568)      (198,831)     (826,511)
      Series III                               (4,558)        (2,548)         (62,668)         (18,597)             -          (450)
      Series NAV                           (6,323,797)             -      (17,556,991)               -     (3,099,482)            -
   Net realized short term gains on
     investments, futures, and foreign
     currency transactions
      Series I                                      -              -       (6,160,459)      (7,584,160)      (689,751)   (2,531,727)
      Series II                                     -              -       (3,145,042)      (3,898,534)    (6,701,641)   (3,109,816)
      Series III                                    -              -          (27,846)          (4,346)        (2,929)       (1,390)
      Series NAV                                    -              -       (7,114,726)               -    (19,980,480)            -
   Net realized long term gains on
     investments, futures, and foreign
     currency transactions
      Series I                                      -              -       (8,157,297)      (2,274,980)             -             -
      Series II                                     -              -       (4,164,468)      (1,169,422)             -             -
      Series III                                    -              -          (36,871)          (1,304)             -             -
      Series NAV                                    -              -       (9,420,877)               -              -             -
                                         ------------   ------------   --------------   --------------  -------------  ------------
   Total distributions                    (25,785,506)   (28,339,779)     (75,770,366)     (62,076,427)   (30,673,114)   (7,190,733)
Capital Shares Transactions (Note 4):
   Series I
      Net proceeds from sales of shares     4,142,452     14,327,637       23,352,704      153,448,631     20,470,936   103,141,554
      Reinvestment of distributions        16,433,919     22,980,260       28,216,104       41,286,656        689,751     3,252,566
      Cost of shares redeemed             (82,587,210)   (68,812,762)    (358,712,530)    (330,847,573)  (199,103,141)  (58,482,718)
                                         ------------   ------------   --------------   --------------  -------------  ------------
   Total Series I transactions            (62,010,839)   (31,504,865)    (307,143,722)    (136,112,286)  (177,942,454)   47,911,402
   Series II
      Net proceeds from sales of shares     7,890,955     27,903,790       46,300,295      240,395,737     52,960,421   203,895,571
      Reinvestment of distributions         3,023,232      5,356,971       13,334,283       20,765,524      6,900,472     3,936,327
      Cost of shares redeemed             (58,177,462)    (7,505,562)    (366,734,650)    (136,952,071)  (240,830,888)  (23,767,085)
                                         ------------   ------------   --------------   --------------  -------------  ------------
   Total Series II transactions           (47,263,275)    25,755,199     (307,100,072)     124,209,190   (180,969,995)  184,064,813
   Series III
      Net proceeds from sales of shares        95,976        339,580        1,323,815        3,769,950         94,289       813,901
      Reinvestment of distributions             4,558          2,548          127,385           24,247          2,929         1,840
      Cost of shares redeemed                (330,979)       (36,060)      (1,740,933)      (1,296,276)      (741,881)     (142,983)
                                         ------------   ------------   --------------   --------------  -------------  ------------
   Total Series III transactions             (230,445)       306,068         (289,733)       2,497,921       (644,663)      672,758
   Series NAV
      Net proceeds from sales of shares   128,173,537              -      713,146,284                -    523,937,313             -
      Reinvestment of distributions         6,323,797              -       34,092,594                -     23,079,962             -
      Cost of shares redeemed             (10,275,508)             -     (138,051,783)               -    (42,459,831)            -
      Proceeds from shares issued in
        connection with reorganization
        (Note 1)                                    -              -       64,188,543                -              -             -
                                         ------------   ------------   --------------   --------------  -------------  ------------
   Total Series NAV transactions          124,221,826              -      673,375,638                -    504,557,444             -
Net increase (decrease) in net assets
  from capital share transactions          14,717,267     (5,443,598)      58,842,111       (9,405,175)   145,000,332   232,648,973
                                         ------------   ------------   --------------   --------------  -------------  ------------
Increase (decrease) in net assets           1,602,089    (11,896,483)      25,712,409       (2,292,391)   127,431,489   260,605,546
Net assets at beginning of period         472,243,219    484,139,702    1,525,349,030    1,527,641,421    540,299,139   279,693,593
                                         ------------   ------------   --------------   --------------  -------------  ------------
Net assets at end of period              $473,845,308   $472,243,219   $1,551,061,439   $1,525,349,030  $ 667,730,628  $540,299,139
                                         ============   ============   ==============   ==============  =============  ============
Undistributed net investment income
  (loss)                                 $ 11,136,812   $ 25,797,119   $   20,427,237   $   35,685,304  $   5,869,028  $  3,152,452
                                         ============   ============   ==============   ==============  =============  ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                  CORE                  ACTIVE                    U.S. GOVERNMENT                SHORT-TERM
                                  BOND                   BOND                        SECURITIES                     BOND
                                 TRUST                  TRUST O                         TRUST                      TRUST O
                             -------------  ------------------------------   --------------------------  ---------------------------
                               4/29/2005*     SIX MONTHS                      SIX MONTHS                  SIX MONTHS
                                 ENDED           ENDED           YEAR           ENDED          YEAR          ENDED         YEAR
                               6/30/2005       6/30/2005        ENDED          6/30/2005       ENDED      6/30/2005       ENDED
                              (UNAUDITED)     (UNAUDITED)     12/31/2004      (UNAUDITED)   12/31/2004    (UNAUDITED)   12/31/2004
                             -------------  --------------  --------------   ------------  ------------  ------------  ------------
Increase (decrease) in net
  assets:
Operations:
Net investment income
  (loss)                     $   1,240,771   $  23,278,372  $   36,405,052   $  9,068,903  $ 12,066,870   $ 5,375,021   $ 7,571,352
Net realized gain (loss)
  on:
   Investment transactions         667,292       8,416,610      22,156,926      1,966,225    19,425,915    (1,559,127)     (374,616)
   Futures contracts                     -               -               -       (480,990)   (3,224,475)            -             -
   Written options
    contracts                            -               -         684,130              -             -             -             -
   Foreign currency and
     forward foreign
     currency contracts                  -       2,467,055      (3,215,307)             -             -             -
Change in unrealized
  appreciation
  (depreciation) on:
   Investments                   1,672,895       1,771,077      (8,426,287)       635,401    (8,406,810)   (1,146,306)   (3,592,274)
   Futures contracts                     -               -               -        118,494        21,780             -             -
   Written options
     contracts                           -               -         (29,488)             -             -             -             -
   Interest rate swaps                   -       1,725,283      (1,178,526)             -             -             -             -
   Foreign currency and
     forward foreign
     currency contracts                  -        (329,523)      1,058,154              -             -             -             -
                             -------------  --------------  --------------   ------------  ------------  ------------  ------------
   Net increase (decrease)
     in net assets resulting
     from operations             3,580,958      37,328,874      47,454,654     11,308,033    19,883,280     2,669,588     3,604,462
Distribution to shareholders
  from:
   Net investment income
     Series I                            -               -               -     (5,445,846)   (9,689,134)            -             -
     Series II                           -               -               -     (1,693,602)   (4,024,835)            -             -
     Series III                          -               -               -              -        (2,796)            -             -
     Series NAV                          -     (12,770,632)    (34,957,828)    (5,796,641)            -    (3,858,411)   (7,642,219)
   Net realized short term
     gains on investments,
     futures, and foreign
     currency transactions
     Series I                            -               -               -     (5,758,740)   (5,343,766)            -             -
     Series II                           -               -               -     (2,331,484)   (2,360,587)            -             -
     Series III                          -               -               -           (629)       (1,457)            -             -
     Series NAV                          -               -               -     (5,411,829)            -             -             -
   Net realized long term
     gains on investments,
     futures, and foreign
     currency transactions
     Series I                            -               -               -              -    (1,442,212)            -             -
     Series II                           -               -               -              -      (637,091)            -             -
     Series III                          -               -               -              -          (394)            -             -
     Series NAV                          -               -     (13,106,094)             -             -             -             -
                             -------------  --------------  --------------   ------------  ------------  ------------  ------------
   Total distributions                   -     (12,770,632)    (48,063,922)   (26,438,771)  (23,502,272)   (3,858,411)   (8,874,159)
Capital Shares Transactions
  (Note 4):
   Series I
     Net proceeds from sales
       of shares                       500         645,163               -     11,410,512    38,515,976             -             -
     Reinvestment of
       distributions                     -               -               -     11,204,586    16,475,112             -             -
     Cost of shares redeemed             -      (6,049,104)              -   (190,692,007) (106,127,569)            -             -
     Proceeds from shares
       issued in connection
       with reorganization               -     228,308,197               -              -             -             -             -
                             -------------  --------------  --------------   ------------  ------------  ------------  ------------
   Total Series I
     transactions                      500     222,904,256               -   (168,076,909)  (51,136,481)            -             -
   Series II
     Net proceeds from sales
       of shares                    99,280      55,971,825               -     14,344,199    77,142,268             -             -
     Reinvestment of
       distributions                     -               -               -      4,025,086     7,022,513             -             -
     Cost of shares redeemed          (218)              -               -   (162,807,694)  (26,762,236)            -             -
     Proceeds from shares
       issued in connection
       with reorganization               -     432,289,589               -              -             -             -             -
                             -------------  --------------  --------------   ------------  ------------  ------------  ------------
   Total Series II
     transactions                   99,062     488,261,414               -   (144,438,409)   57,402,545             -             -
   Series III
     Net proceeds from sales
       of shares                         -               -               -        138,468       816,661             -             -
     Reinvestment of
       distributions                     -               -               -            629         4,647             -             -
     Cost of shares redeemed             -               -               -       (818,335)     (135,140)            -             -
                             -------------  --------------  --------------   ------------  ------------  ------------  ------------
   Total Series III
     transactions                        -               -               -       (679,238)      686,168             -             -
   Series NAV
     Net proceeds from sales
       of shares               248,939,307       2,174,128      95,482,100    331,189,643             -    16,307,566    76,567,492
     Reinvestment of
       distributions                     -      12,770,632      48,063,922     11,208,470             -     3,858,411     8,874,159
     Cost of shares redeemed    (7,238,700)    (88,811,370)   (196,162,922)   (12,445,827)            -   (43,690,898)  (86,936,036)
     Proceeds from shares
       issued in connection
       with reorganization
       (Note 1)                          -      35,577,185               -              -             -             -             -
                             -------------  --------------  --------------   ------------  ------------  ------------  ------------
   Total Series NAV
     transactions              241,700,607     (38,289,425)    (52,616,900)   329,952,286             -   (23,524,921)   (1,494,385)
Net increase (decrease) in
  net assets from capital
  share transactions           241,800,169     672,876,245     (52,616,900)    16,757,730     6,952,232   (23,524,921)   (1,494,385)
                             -------------  --------------  --------------   ------------  ------------  ------------  ------------
Increase (decrease) in net
  assets                       245,381,127     697,434,487     (53,226,168)     1,626,992     3,333,240   (24,713,744)   (6,764,082)
Net assets at beginning of
   period                                -   1,002,383,785   1,055,609,953    736,062,950   732,729,710   253,252,728   260,016,810
                             -------------  --------------  --------------   ------------  ------------  ------------  ------------
Net assets at end of period  $ 245,381,127  $1,699,818,272  $1,002,383,785   $737,689,942  $736,062,950  $228,538,984  $253,252,728
                             =============  ==============  ==============   ============  ============  ============  ============
Undistributed net investment
  income (loss)              $   1,240,771  $   12,021,620  $   13,553,225   $  9,688,926  $ 13,493,873  $  2,748,550             -
                             =============  ==============  ==============   ============  ============  ============  ============

O Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29, 2005 a reorganization of JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hacock Trust portfolios.

*     Commencement of operations

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                    MONEY                          MONEY                         LIFESTYLE
                                                    MARKET                         MARKET                     AGGRESSIVE 1000
                                                     TRUST                         TRUST B -                      TRUST
                                         ---------------------------    --------------------------      -------------------------
                                         SIX MONTSHS                     SIX MONTHS                      SIX MONTHS
                                            ENDED           YEAR           ENDED          YEAR             ENDED          YEAR
                                          6/30/2005         ENDED        6/30/2005        ENDED          6/30/2005        ENDED
                                         (UNAUDITED)      12/31/2004    (UNAUDITED)     12/31/2004      (UNAUDITED)    12/31/2004
                                         -----------      ----------    -----------     ----------       ----------    -----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)            $   26,001,627  $   17,912,807  $  5,734,578   $   6,553,902   $   3,823,037  $   1,924,801
Capital gain distributions received                                                                       10,703,774      2,157,280
Net realized gain (loss) on:
   Investment transactions                           -               -          (171)            314     106,667,218     70,362,308
Change in unrealized appreciation
 (depreciation) on:                                  -               -             -               -               -              -
   Investments                                       -               -             -               -    (117,189,339)    26,973,812
                                        --------------  --------------  ------------   -------------   -------------  -------------
Net increase (decrease) in net assets
resulting from operations                   26,001,627      17,912,807     5,734,407       6,554,216       4,004,690    101,418,201
Distribution to shareholders from:
   Net investment income
      Series I                             (23,904,803)    (16,569,370)            -                      (2,876,446)    (1,520,284)
      Series II                             (2,061,810)     (1,324,830)            -               -      (1,686,864)      (856,719)
      Series III                               (35,014)        (18,607)            -               -         (12,265)        (2,320)
      Series NAV                                    -                -    (5,734,578)     (6,553,902)              -              -
   Net realized long term gains on
    investments, futures,
    and foreign currency transactions
      Series I                                       -               -             -               -      (7,494,783)            -
      Series II                                      -               -             -               -      (4,397,974)            -
      Series III                                     -               -             -               -         (31,984)            -
   Capital gain distributions received
    from mutual funds
      Series I                                       -               -             -               -      (6,728,952)    (1,380,765)
      Series II                                      -               -             -               -      (3,946,130)      (774,613)
      Series III                                     -               -             -               -         (28,692)        (1,902)
                                        --------------  --------------  ------------   -------------   -------------  -------------
   Total distributions                     (26,001,627)    (17,912,807)   (5,734,578)     (6,553,902)    (27,204,090)    (4,536,613)
Capital Shares Transactions (Note 4):
   Series I
      Net proceeds from sales of shares    388,205,921   1,706,657,930             -                      42,471,423    104,723,276
      Reinvestment of distributions         23,904,803      16,569,370             -                      17,100,181      2,901,049
      Cost of shares redeemed             (233,128,736)   (574,201,917)            -                      (7,197,318)   (10,721,501)
                                        --------------  --------------  ------------   -------------   -------------  -------------
   Total Series I transactions             178,981,988   1,149,025,383             -               -      52,374,286     96,902,824

   Series II
      Net proceeds from sales of shares    114,194,490     209,652,431             -               -      16,426,536    105,657,672
      Reinvestment of distributions          2,061,810       1,324,830             -               -      10,030,968      1,631,332
      Cost of shares redeemed              (75,616,636)   (208,101,448)            -               -      (7,317,771)    (7,215,436)
                                        --------------  --------------  ------------   -------------   -------------  -------------
   Total Series II transactions             40,639,664       2,875,813             -               -      19,139,733    100,073,568

   Series III
      Net proceeds from sales of shares      7,044,713      15,346,372             -               -         443,897      2,099,318
      Reinvestment of distributions             35,014          16,409             -               -          72,941          4,222
      Cost of shares redeemed               (6,354,904)    (14,381,429)            -               -      (2,256,706)      (370,646)
                                        --------------  --------------  ------------   -------------   -------------  -------------
   Total Series III  transactions              724,823         981,352             -               -      (1,739,868)     1,732,894

   Series III A
      Net proceeds from sales of shares              -               -             -               -       2,229,980              -
      Cost of shares redeemed                        -               -             -               -         (92,915)             -
                                        --------------  --------------  ------------   -------------   -------------  -------------
      Total Series III A Transactions                -               -             -               -       2,207,065              -

   Series NAV
      Net proceeds from sales of shares              -               -   112,639,703     360,686,272         229,323              -
      Reinvestment of distributions                  -               -     5,734,578       6,533,902               -              -
      Cost of shares redeemed                        -               -  (147,279,027)   (576,782,092)           (645)             -
                                        --------------  --------------  ------------   -------------   -------------  -------------
   Total Series NAV transactions                     -               -   (28,904,746)   (209,561,918)        228,678              -
Net increase (decrease) in net assets
   from capital share transactions         220,346,475   1,152,882,548   (28,904,746)   (209,561,918)     72,209,894    198,709,286
                                        --------------  --------------  ------------   -------------   -------------  -------------
Increase (decrease) in net assets          220,346,475   1,152,882,548   (28,904,917)   (209,561,604)     49,010,494    295,590,884
Net assets at beginning of period        2,375,574,507   1,222,691,959   472,071,144     681,632,748     781,288,859    485,697,975
                                        --------------  --------------  ------------   -------------   -------------  -------------
Net assets at end of period             $2,595,920,982  $2,375,574,507  $443,166,227   $ 472,071,144   $ 830,299,353  $ 781,288,859
                                        ==============  ==============  ============   =============   =============  =============
Undistributed net investment income
(loss )                                              -              -              -               -   ($    752,539)             -
                                        ==============  ==============  ============   =============   =============  =============

- Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29,2005 a reorganization of JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                             LIFESTYLE                        LIFESTYLE                        LIFESTYLE
                                             GROWTH 820                      BALANCED 640                     MODERATE 460
                                               TRUST                            TRUST                            TRUST
                                   ---------------------------       ---------------------------      ---------------------------
                                   SIX MONTHS                        SIX MONTHS                       SIX MONTHS
                                      ENDED           YEAR             ENDED            YEAR            ENDED            YEAR
                                    6/30/2005         ENDED           6/30/2005         ENDED          6/30/2005         ENDED
                                   (UNAUDITED)      12/31/2004       (UNAUDITED)      12/31/2004      (UNAUDITED)      12/31/2004
                                   -----------      ----------       -----------      ----------       ----------      ----------
Increase (decrease) in net
  assets:
Operations:
Net investment income (loss)      $   51,644,035  $   23,356,867   $   86,025,942   $   44,742,142   $   31,169,098  $   19,477,331
Capital gain distributions
  received                            63,780,006       7,167,338       85,321,199        8,482,711       23,344,604       3,685,340
Net realized (gain) loss on:
   Investment transactions           425,477,489     211,532,468      368,815,072      206,274,053       82,806,274      57,128,777
Change in unrealized
   appreciation (depreciation)
    on:
   Investments                      (499,319,097)    187,928,431     (484,003,546)     154,304,219     (126,004,263)     28,898,051
                                 ---------------  --------------  ---------------   --------------  ---------------  --------------
Net increase (decrease) in net
 assets resulting from
 operations                           41,582,433     429,985,104       56,158,667      413,803,125       11,315,713     109,189,499
Distribution to shareholders
 from:
   Net investment income
      Series I                       (23,631,833)    (15,080,829)     (39,698,062)     (27,940,967)     (14,831,743)    (11,855,629)
      Series II                      (32,564,910)    (10,043,349)     (50,920,875)     (18,673,247)     (17,699,797)     (8,269,878)
      Series III                         (76,231)         (3,233)        (132,058)          (7,429)         (41,979)           (330)
Net realized short term gains on
  investments, futures, and
  foreign currency transactions
      Series I                                 -               -                -                -         (296,784)              -
      Series II                                -               -                -                -         (354,313)              -
      Series III                               -               -                -                -             (841)              -
 Net realized long term gains on
  investments, futures, and
  foreign currency transactions
      Series I                       (11,368,499)              -      (31,713,364)               -      (17,462,667)              -
      Series II                      (15,663,600)              -      (40,685,589)               -      (20,847,663)              -
      Series III                         (36,711)              -         (105,613)               -          (49,509)              -
Capital gain distributions
  received  from mutual funds
      Series I                       (26,784,411)     (4,321,572)     (37,322,856)      (5,083,801)     (10,629,529)     (2,173,857)
      Series II                      (36,909,195)     (2,844,995)     (47,874,187)      (3,397,558)     (12,684,989)     (1,511,457)
      Series III                         (86,400)           (771)        (124,157)          (1,352)         (30,085)            (26)
                                 ---------------  --------------  ---------------   --------------  ---------------  --------------
   Total distributions              (147,121,790)    (32,294,749)    (248,576,761)     (55,104,354)     (94,929,899)    (23,811,177)
Capital Shares Transactions
  (Note 4):
   Series I
      Net proceeds from sales of
       shares                        186,380,992     315,972,656      215,010,316      325,925,386       61,039,282      93,923,326
      Reinvestment of
       distributions                  61,784,743      19,402,401      108,734,282       33,024,768       43,220,723      14,029,486
      Cost of shares redeemed        (11,481,761)    (19,753,481)     (14,132,079)     (18,629,989)      (8,643,210)    (29,572,821)
                                 ---------------  --------------  ---------------   --------------  ---------------  --------------
   Total Series I transactions       236,683,974     315,621,576      309,612,519      340,320,165       95,616,795      78,379,991

   Series II
      Net proceeds from sales
        of shares                    851,757,557   1,248,677,073      875,067,563    1,155,162,323      205,537,413     299,869,269
      Reinvestment of
        distributions                 85,137,705      12,888,344      139,480,651       22,070,805       51,586,762       9,781,335
      Cost of shares redeemed                  -      (3,604,863)               -         (296,704)        (675,173)     (7,973,300)
                                 ---------------  --------------  ---------------   --------------  ---------------  --------------
   Total Series II transactions      936,895,262   1,257,960,554    1,014,548,214    1,176,936,424      256,449,002     301,677,304

   Series III
      Net proceeds from sales of
        shares                         1,256,511       4,635,795        1,048,469        6,580,639          185,390       1,511,948
      Reinvestment of
        distributions                    199,342           4,004          361,828            8,781          122,414             356
      Cost of shares redeemed         (5,987,729)       (123,057)      (7,060,900)        (982,660)      (1,810,807)        (12,072)
                                 ---------------  --------------  ---------------   --------------  ---------------  --------------
   Total Series III transactions      (4,531,876)      4,516,742       (5,650,603)       5,606,760       (1,503,003)      1,500,232

   Series III A
      Net proceeds from sales
        of shares                      6,063,919               -        6,745,019                -        1,834,826               -
      Cost of shares redeemed           (143,468)              -          (33,058)               -          (36,017)              -
                                 ---------------  --------------  ---------------   --------------  ---------------  --------------
   Total Series III A
        transactions                   5,920,451               -        6,711,961                -        1,798,809               -

   Series NAV
      Net proceeds from sales of
       shares                          4,360,100               -        1,305,405                -          391,450               -
      Cost of shares redeemed            (27,574)              -           (1,305)               -           (3,195)              -
                                 ---------------  --------------  ---------------   --------------  ---------------  --------------
   Total Series NAV transactions       4,332,526               -        1,304,100                -          388,255               -

Net increase (decrease) in net
   assets from capital
   share transactions              1,179,300,337   1,578,098,872    1,326,526,191    1,522,863,349      352,749,858     381,557,527
                                 ---------------  --------------  ---------------   --------------  ---------------  --------------
Increase (decrease) in net
 assets                            1,073,760,980   1,975,789,227    1,134,108,097    1,881,562,120      269,135,672     466,935,849
Net assets at beginning of
 period                            3,851,485,481   1,875,696,254    3,952,544,246    2,070,982,126    1,214,346,155     747,410,306
                                 ---------------  --------------  ---------------   --------------  ---------------  --------------
Net assets at end of period       $4,925,246,461  $3,851,485,481   $5,086,652,343   $3,952,544,246   $1,483,481,827  $1,214,346,155
                                 ===============  ==============  ===============   ==============  ===============  ==============
Undistributed net investment
   income (loss)                 ($   4,628,938)              -   ($   4,725,053)               -   ($   1,404,421)              -
                                 ===============  ==============  ===============   ==============  ===============  ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                  LIFESTYLE                      AMERICAN                       AMERICAN
                                               CONSERVATIVE 280                   GROWTH                      INTERNATIONAL
                                                    TRUST                          TRUST                          TRUST
                                          --------------------------    ---------------------------     --------------------------
                                          SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                            ENDED           YEAR           ENDED           YEAR           ENDED           YEAR
                                          6/30/2005         ENDED        6/30/2005         ENDED         6/30/2005        ENDED
                                         (UNAUDITED)      12/31/2004    (UNAUDITED)      12/31/2004     (UNAUDITED)     12/31/2004
                                         -----------      ----------    -----------      ----------      ----------     -----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)             $  20,235,163  $   14,517,362  $    184,619   ($  1,447,714)  ($      6,949) $   2,338,596
Capital gain distributions received      $  13,330,138       2,883,449             -               -               -              -
Net realized gain (loss) on:
   Investment transactions                  28,366,246      22,230,660     3,053,586       1,395,906         533,443     31,102,176
Change in unrealized appreciation
  (depreciation) on:
   Investments                             (51,270,672)      8,571,907    25,019,642      66,247,974       4,458,089      8,703,116
                                        --------------  --------------  ------------   -------------   -------------  -------------

   Net increase (decrease) in net
      assets resulting from
      operations                            10,660,875      48,203,378    28,257,847      66,196,166       4,984,583     42,143,888

Distribution to shareholders from:
   Net investment income
      Series I                             (11,217,569)     (9,485,082)            -               -        (114,899)       (28,416)
      Series II                             (9,642,604)     (5,419,001)            -               -      (2,223,697)    (1,481,950)
      Series III                               (76,262)         (6,197)            -               -               -              -
   Net realized short term gains
   on investments, futures,
   and foreign currency transactions
      Series I                              (1,739,191)     (1,278,857)            -          (1,973)     (1,212,555)       (70,213)
      Series II                             (1,495,381)       (730,653)            -        (133,286)    (29,246,174)    (4,198,400)
      Series III                               (11,841)           (836)            -               -               -              -
   Net realized long term gains on
   investments, futures, and
   foreign currency transactions
      Series I                             (10,074,565)       (353,437)      (33,576)              -         (25,615)             -
      Series II                             (8,662,251)       (201,930)   (1,061,939)              -        (617,832)             -
      Series III                               (68,593)           (231)            -               -               -              -
   Capital gain distributions
   received from mutual funds
      Series I                              (7,142,178)     (1,834,288)            -               -               -              -
      Series II                             (6,139,404)     (1,047,963)            -               -               -              -
      Series III                               (48,556)         (1,198)            -               -               -              -
                                        --------------  --------------  ------------   -------------   -------------  -------------
   Total distributions                     (56,318,395)    (20,359,673)   (1,095,515)       (135,259)    (33,440,772)    (5,778,979)

Capital Shares Transactions (Note 4):
   Series I

      Net proceeds from sales of shares     40,855,116      90,118,349    20,727,205      13,757,770       8,825,141      9,587,034
      Reinvestment of distributions         30,173,503      12,951,664        33,576           1,973       1,353,069         98,629
      Cost of shares redeemed              (28,946,263)    (45,044,515)   (5,769,636)     (2,039,394)       (669,809)    (3,351,164)
                                        --------------  --------------  ------------   -------------   -------------  -------------
   Total Series I transactions              42,082,356      58,025,498    14,991,145      11,720,349       9,508,401      6,334,499

   Series II
      Net proceeds from sales of shares     84,517,475     133,780,536   133,377,203     377,105,189     114,895,983    228,436,672
      Reinvestment of distributions         25,939,640       7,399,547     1,061,939         133,286      32,087,703      5,680,350
      Cost of shares redeemed               (5,867,451)    (21,579,719)   (5,829,012)     (3,718,470)     (2,017,537)  (140,764,835)
                                        --------------  --------------  ------------   -------------   -------------  -------------
   Total Series II transactions            104,589,664     119,600,364   128,610,130     373,520,005     144,966,149     93,352,187

   Series III
      Net proceeds from sales of shares        168,190       2,507,062             -               -               -              -
      Reinvestment of distributions            205,252           8,462             -               -               -              -
      Cost of shares redeemed               (2,758,606)       (226,692)            -               -               -              -
                                        --------------  --------------  ------------   -------------   -------------  -------------
   Total Series III transactions            (2,385,164)      2,288,832             -               -               -              -

   Series III A
      Net proceeds from sales of shares      2,722,192               -             -               -               -              -
      Cost of shares redeemed                  (17,955)              -             -               -               -              -
                                        --------------  --------------  ------------   -------------   -------------  -------------
   Total Series III A transactions           2,704,237               -             -               -               -              -

   Series NAV
      Net proceeds from sales of shares         21,127               -             -               -               -              -
      Cost of shares redeemed                     (185)              -             -               -               -              -
                                        --------------  --------------  ------------   -------------   -------------  -------------
   Total Series NAV transactions                20,942               -             -               -               -              -
Net increase (decrease) in net
    assets from capital
    share transactions                     147,012,035     179,914,694   143,601,275     385,240,354     154,474,550     99,686,686
                                        --------------  --------------  ------------   -------------   -------------  -------------
Increase (decrease) in net assets          101,354,515     207,758,399   170,763,607     451,301,261     126,018,361    136,051,595
Net assets at beginning of period          660,792,528     453,034,129   724,464,587     273,163,326     316,710,885    180,659,290
                                        --------------  --------------  ------------   -------------   -------------  -------------
Net assets at end of period              $ 762,147,043  $  660,792,528  $895,228,194   $ 724,464,587    $442,729,246  $ 316,710,885
                                        ==============  ==============  ============   =============   =============  =============
Undistributed net investment income
 (loss)                                 ($     701,272)              -  $    184,619               -   ($      6,949) $   2,338,596
                                        ==============  ==============  ============   =============   =============  =============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   AMERICAN BLUE CHIP                         AMERICAN
                                                                    INCOME AND GROWTH                       GROWTH-INCOME
                                                                         TRUST                                 TRUST
                                                             -----------------------------         ------------------------------
                                                             SIX MONTHS                            SIX MONTHS
                                                               ENDED              YEAR                ENDED               YEAR
                                                             6/30/2005            ENDED             6/30/2005             ENDED
                                                            (UNAUDITED)         12/31/2004         (UNAUDITED)         12/31/2004
                                                            -----------         ----------          ----------         -----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                               $    1,359,868      $     90,378       $   3,169,210       $   2,474,120
Net realized gain (loss) on:
    Investment transactions                                     1,690,487        19,910,522             386,429             947,761
Change in unrealized appreciation (depreciation) on:
    Investments                                                (2,539,847)       (5,604,318)         (4,742,378)         38,524,077
                                                           --------------      ------------       -------------       -------------
Net increase (decrease) in net assets resulting from
operations                                                        510,508        14,396,582          (1,186,739)         41,945,958
Distribution to shareholders from:
    Net investment income
       Series I                                                   (10,467)                -             (45,327)            (14,433)
       Series II                                                  (79,911)                -          (2,428,793)         (1,044,921)
    Net realized short term gains on investments,
      futures, and foreign currency transactions
       Series I                                                  (368,954)                -              (1,894)             (4,376)
       Series II                                              (19,294,842)                -            (127,009)           (373,670)
    Net realized long term gains on investments,
        futures, and foreign currency transactions
       Series I                                                    (4,629)                -             (12,029)                  -
       Series II                                                 (242,097)                -            (806,829)                  -
                                                           --------------      ------------       -------------       -------------
    Total distributions                                       (20,000,900)                -          (3,421,881)         (1,437,400)
Capital Shares Transactions (Note 4):
    Series I
       Net proceeds from sales of shares                          984,805         1,773,592           2,276,268           8,425,850
       Reinvestment of distributions                              384,050                 -              59,250              18,809
       Cost of shares redeemed                                   (125,359)         (151,233)         (1,106,744)         (1,292,079)
                                                           --------------      ------------       -------------       -------------
    Total Series I transactions                                 1,243,496         1,622,359           1,228,774           7,152,580

    Series II
       Net proceeds from sales of shares                        8,259,495        97,172,631         127,351,212         337,607,960
       Reinvestment of distributions                           19,616,850                 -           3,362,631           1,418,591
       Cost of shares redeemed                                (10,480,460)     (112,053,748)           (644,989)         (3,178,635)
                                                           --------------      ------------       -------------       -------------
    Total Series II transactions                               17,395,885       (14,881,117)        130,068,854         335,847,916

Net increase (decrease) in net assets from capital
    share transactions                                         18,639,381       (13,258,758)        131,297,628         343,000,496
                                                           --------------      ------------       -------------       -------------
Increase (decrease) in net assets                                (851,011)        1,137,824         126,689,008         383,509,054
Net assets at beginning of period                             183,211,921       182,074,097         566,990,629         183,481,575
                                                           --------------      ------------       -------------       -------------
Net assets at end of period                                $  182,360,910      $183,211,921       $ 693,679,637       $ 566,990,629
                                                           ==============      ============       =============       =============

Undistributed net investment income (loss)                 $    1,359,868      $     90,378       $   3,169,210       $   2,474,120
                                                           ==============      ============       =============       =============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                         NET REALIZED
                                                        AND UNREALIZED
                                                        GAIN (LOSS) ON
                                   NET ASSET    NET       INVESTMENTS               DIVIDENDS                              NET ASSET
         YEAR OR                    VALUE,   INVESTMENT   AND FOREIGN   TOTAL FROM  FROM NET   DISTRIBUTIONS                VALUE,
          PERIOD                   BEGINNING  INCOME       CURRENCY     INVESTMENT INVESTMENT  FROM CAPITAL      TOTAL      END OF
           ENDED                   OF PERIOD  (LOSS)     TRANSACTIONS   OPERATIONS   INCOME        GAINS     DISTRIBUTIONS  PERIOD
--------------------------         --------- ---------- --------------  ---------- ----------  ------------- ------------- ---------
SCIENCE & TECHNOLOGY TRUST +++
   SERIES I
     6/30/2005 (Unaudited)         $  11.53  ($  0.03)  ($    0.34)     ($  0.37)        -             -             -     $ 11.16
     12/31/2004                       11.43     (0.03)        0.13          0.10         -             -             -       11.53
     12/31/2003                        7.60     (0.07)        3.90          3.83         -             -             -       11.43
     12/31/2002                       12.83     (0.08)       (5.15)        (5.23)        -             -             -        7.60
     12/31/2001                       23.24     (0.13)       (9.36)        (9.49)        -     ($   0.92)    ($   0.92)      12.83
     12/31/2000                       36.17     (0.24)      (11.77)        12.01)        -         (0.92)        (0.92)      23.24
   SERIES II
     6/30/2005 (Unaudited)            11.51     (0.04)       (0.34)        (0.38)        -             -             -       11.13
     12/31/2004                       11.42     (0.05)        0.14          0.09         -             -             -       11.51
     12/31/2003                        7.59     (0.10)        3.93          3.83         -             -             -       11.42
     1/28/2002* to 12/31/2002         12.61     (0.08)       (4.94)        (5.02)        -             -             -        7.59
   SERIES III
     6/30/2005 (Unaudited)            11.53     (0.05)       (0.33)        (0.38)        -             -             -       11.15
     12/31/2004                       11.43      0.07         0.03          0.10         -             -             -       11.53
     9/05/2003* to 12/31/2003         10.61     (0.03)        0.85          0.82         -             -             -       11.43
   SERIES NAV
     4/29/2005* to 6/30/2005
     (Unaudited)                      10.45     (0.01)        0.73          0.72         -             -             -       11.17
                                   --------  --------   ----------      --------   -------     ---------     ---------     -------
PACIFIC RIM TRUST +++
   SERIES I
     6/30/2005 (Unaudited)         $   9.50   $  0.07    $    0.02       $  0.09   ($ 0.08)            -     ($   0.08)    $  9.51
     12/31/2004                        8.14      0.05         1.35          1.40     (0.04)            -         (0.04)       9.50
     12/31/2003                        5.81      0.05         2.29          2.34     (0.01)            -         (0.01)       8.14
     12/31/2002                        6.65      0.02        (0.85)        (0.83)    (0.01)            -         (0.01)       5.81
     12/31/2001                        8.20      0.02        (1.54)        (1.52)    (0.03)            -         (0.03)       6.65
     12/31/2000                       10.88      0.06        (2.70)        (2.64)    (0.04)            -         (0.04)       8.20
   SERIES II
     6/30/2005 (Unaudited)             9.47      0.07         0.01          0.08     (0.07)            -         (0.07)       9.48
     12/31/2004                        8.12      0.03         1.36          1.39     (0.04)            -         (0.04)       9.47
     12/31/2003                        5.81      0.03         2.30          2.33     (0.02)            -         (0.02)       8.12
     1/28/2002* to 12/31/2002          6.63     (0.02)       (0.79)        (0.81)    (0.01)            -         (0.01)       5.81
   SERIES III
     6/30/2005 (Unaudited)             9.47      0.06            -          0.06     (0.07)            -         (0.07)       9.46
     12/31/2004                        8.14         - #       1.37          1.37     (0.04)            -         (0.04)       9.47
     9/05/2003* to 12/31/2003          7.35     (0.02)        0.81          0.79         -             -             -        8.14
   SERIES NAV
     4/29/2005* to 6/30/2005
     (Unaudited)                       9.36      0.02         0.16          0.18         -             -             -        9.54
                                   --------  --------   ----------      --------   -------     ---------     ---------     -------

HEALTH SCIENCES TRUST +++
   SERIES I
     6/30/2005 (Unaudited)         $  15.44  ($  0.06)  ($    0.50)     ($  0.56)        -     ($   1.15)    ($   1.15)    $ 13.73
     12/31/2004                       13.39     (0.12)        2.17          2.05         -             -             -       15.44
     12/31/2003                        9.83     (0.10)        3.66          3.56         -             -             -       13.39
     12/31/2002                       13.54     (0.08)       (3.60)        (3.68)        -         (0.03)        (0.03)       9.83
     4/30/2001* to 12/31/2001         12.50     (0.07)        1.11          1.04         -             -             -       13.54
   SERIES II
     6/30/2005 (Unaudited)            15.37     (0.07)       (0.50)        (0.57)        -         (1.15)        (1.15)      13.65
     12/31/2004                       13.36     (0.15)        2.16          2.01         -             -             -       15.37
     12/31/2003                        9.83     (0.12)        3.65          3.53         -             -             -       13.36
     01/28/2002* to 12/31/2002        12.90     (0.09)       (2.95)        (3.04)        -         (0.03)        (0.03)       9.83
   SERIES III
     6/30/2005 (Unaudited)            15.44     (0.08)       (0.48)        (0.56)        -         (1.15)        (1.15)      13.73
     12/31/2004                       13.39     (0.17)        2.22          2.05         -             -             -       15.44
     09/05/2003* to 12/31/2003        12.64     (0.05)        0.80          0.75         -             -             -       13.39
   SERIES NAV
     4/29/2005* to 6/30/2005
     (Unaudited)                      12.99     (0.01)        0.76          0.75         -             -             -       13.74
                                   --------  --------   ----------      --------   -------     ---------     ---------     -------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                     RATIO OF
                                                     EXPENSES             RATIO OF NET
                 NET ASSETS       RATIO OF          TO AVERAGE             INVESTMENT
                  END OF          EXPENSES          NET ASSETS            INCOME (LOSS)        PORTFOLIO
    TOTAL         PERIOD         TO AVERAGE        AFTER EXPENSE           TO AVERAGE          TURNOVER
    RETURN        (000'S)        NET ASSETS         REDUCTIONS             NET ASSETS          RATE ++
-------------  -------------    ------------       -------------         -------------        ----------
 (3.21%)+ (b)  $     415,832      1.17%  (a)          1.14% (a)            (0.53%) (a)          26% +
  0.87    (b)        489,985      1.16                1.13                 (0.28)               55
 50.39    (b)        557,623      1.19    -           1.16   -             (0.79)               56    --
(40.76)   (b)        358,553      1.17                1.15                 (0.87)               59
(41.25)   (b)        729,587      1.16                1.15                 (0.80)              144
(34.06)   (b)      1,262,181      1.15                1.14                 (0.73)              133

 (3.30) + (b)         61,821      1.37   (a)          1.34  (a)            (0.72)  (a)          26  +
  0.79    (b)         70,860      1.36                1.33                 (0.42)               55
 50.46    (b)         65,613      1.39    -           1.36   -             (0.99)               56    --
(39.81) + (b)         11,064      1.37   (a)          1.35  (a)            (1.07)  (a)          59

 (3.30) + (b)          1,583      1.93   (a)          1.49  (a)            (0.84)  (a)          26  +
  0.87    (b)            517      3.21                1.48                  0.69                55
  7.73  + (b)              6     15.13   (a)          1.51  (a)            (1.00)  (a)          56

  6.89  + (b)             69      1.11   (a)          1.08  (a)            (0.38)  (a)          26  +

  1.00% +      $      79,557      1.09%  (a)          1.09% (a)             1.58%  (a)          12% +
 17.19                80,180      1.13                1.13                  0.52                43
 40.37                66,612     21.28                1.28                  0.80                57
(12.53)               45,937     71.23                1.23                  0.24                28
(18.57)               55,987     11.23                1.23                  0.32                76
(24.37)               83,370     01.03                1.03                  0.61                55

  0.85  +             26,457      1.29   (a)          1.29  (a)             1.39   (a)          12  +
 17.09                28,224      1.33                1.33                  0.31                43
 40.17                19,594      1.48                1.48                  0.38                57
(12.27) +              4,287      1.43   (a)          1.43  (a)            (0.28)  (a)          28

  0.65  + (b)             83      4.04   (a)          1.44  (a)             1.22   (a)          12  +
 16.87    (b)             66      5.34                1.48                  0.03                43
 10.75  + (b)              3     22.22   (a)          1.63  (a)            (0.74)  (a)          57

  1.92  +                 40      1.02   (a)          1.02  (a)             1.48   (a)          12  +

 (3.28%)+ (b)  $     110,619      1.23%  (a)***       1.20% (a)***         (0.82%) (a)          38% + --
 15.31    (b)        121,464      1.21                1.18                 (0.84)               48
 36.22    (b)        100,829      1.23                1.21                 (0.82)               44
(27.24)   (b)         62,075      1.25                1.23                 (0.74)               55
  8.32 +  (b)         51,568      1.45   (a)          1.44  (a)            (0.76)  (a)          81

 (3.36)+  (b)         71,029      1.43   (a)***       1.40  (a)***         (1.02)  (a)          38  + --
 15.04    (b)         77,669      1.41                1.38                 (1.04)               48
 35.91    (b)         53,916      1.43                1.41                 (1.04)               44
 23.63)+  (b)         15,924      1.45   (a)          1.43  (a)            (1.02)  (a)          55

 (3.28)+  (b)            240      2.82   (a)***       1.55  (a)***         (1.17)  (a)          38  + --
 15.31    (b)            161      5.38                1.53                 (1.19)               48
  5.93 +  (b)             37     10.76   (a)          1.56  (a)            (1.31)  (a)          44

  5.77 +  (b)         25,893      1.16   (a)***       1.13  (a)***         (0.53)  (a)          38  + --

+++   Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

#     Amount is less than $.01 per share.

+     Not Annualized

- The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.18% and 1.15% for Series I and 1.38% and 1.35% for Series II, respectively.

-- The portfolio turnover rate does not include the assets acquired in the merger.

*** The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.22% and 1.19% for Series I, 1.42% and 1.39% for Series II, 2.81% and 1.54% for Series III, and 1.15% and 1.12% for Series NAV, respectively.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  NET REALIZED
                                                                 AND UNREALIZED                                     DISTRIBUTIONS
                                                                 GAIN (LOSS) ON                                      FROM EXCESS
                                            NET ASSET     NET     INVESTMENTS               DIVIDENDS                   OF NET
                 YEAR OR                      VALUE,  INVESTMENT  AND FOREIGN   TOTAL FROM  FROM NET  DISTRIBUTIONS   INVESTMENT
                 PERIOD                     BEGINNING   INCOME      CURRENCY    INVESTMENT INVESTMENT  FROM CAPITAL    INCOME/
                  ENDED                     OF PERIOD   (LOSS)    TRANSACTIONS  OPERATIONS   INCOME       GAINS         GAINS
---------------------------------------     --------- ---------- -------------- ---------- ---------- ------------- -------------
EMERGING GROWTH TRUST+++
  SERIES I
    6/30/2005 (Unaudited)                   $  16.46  ($  0.03)    ($   0.20)    ($ 0.23)         -             -             -
    12/31/2004                                 15.75     (0.06)         1.13        1.07          -      ($  0.36)            -
    5/5/2003* to 12/31/2003                    12.50     (0.09)         3.95        3.86    ($ 0.61)            -             -
  SERIES II
    6/30/2005 (Unaudited)                      16.40     (0.05)        (0.19)      (0.24)         -             -             -
    12/31/2004                                 15.73     (0.11)         1.14        1.03          -         (0.36)            -
    05/5/2003* to 12/31/2003                   12.50     (0.11)         3.95        3.84      (0.61)            -             -
  SERIES III
    6/30/2005 (Unaudited)                      16.46     (0.06)        (0.18)      (0.24)         -             -             -
    12/31/2004                                 15.75     (0.11)         1.18        1.07          -         (0.36)            -
    9/05/2003* to 12/31/2003                   15.61      0.01          0.74        0.75      (0.61)            -             -
  SERIES NAV
    2/28/2005* to 6/30/2005 (Unaudited)        16.31     (0.01)        (0.07)      (0.08)         -             -             -
                                            --------  --------     ---------     -------     ------       -------        ------
SMALL CAP GROWTH TRUST(0)
  SERIES I
    4/29/2005* to 6/30/2005
    (Unaudited)+++                          $   8.06   ($ 0.01)     $   0.95      $ 0.94          -             -             -
  SERIES II
    4/29/2005* to 6/30/2005
    (Unaudited)+++                              8.06     (0.02)         0.96        0.94          -             -             -
  SERIES NAV
    6/30/2005 (Unaudited)+++                    8.87     (0.04)         0.19        0.15          -             -             -
    12/31/2004++++                              8.10         -          0.77        0.77          -             -             -
    12/31/2003++++ (c)                          6.30     (0.03)         3.07        3.04          -             -             -
    12/31/2002++++                              8.79      0.01         (2.49)      (2.48)   ($ 0.01)            -             -
    12/31/2001++++                              9.14      0.01         (0.35)      (0.34)     (0.01)            -             -
    12/31/2000++++                             10.92      0.14         (1.13)      (0.99)     (0.15)     ($  0.14)       ($0.20)
                                            --------  --------     ---------     -------     ------       -------        ------

EMERGING SMALL COMPANY TRUST+++
  SERIES I
    6/30/2005 (Unaudited)                   $  28.75   ($ 0.10)    ($   0.19)    ($ 0.29)         -             -             -
    12/31/2004                                 25.78     (0.21)         3.18        2.97          -             -             -
    12/31/2003                                 18.45     (0.12)         7.45        7.33          -             -             -
    12/31/2002                                 26.06     (0.12)        (7.49)      (7.61)         -             -             -
    12/31/2001                                 35.02     (0.08)        (7.75)      (7.83)         -      ($  1.13)            -
    12/31/2000                                 40.74     (0.02)        (1.33)      (1.35)         -          (4.3)            -
  SERIES II
    6/30/2005 (Unaudited)                      28.63     (0.13)        (0.18)      (0.31)         -             -             -
    12/31/2004                                 25.72     (0.26)         3.17        2.91          -             -             -
    12/31/2003                                 18.44     (0.18)         7.46        7.28          -             -             -
    1/28/2002* to 12/31/2002                   25.13     (0.11)        (6.58)      (6.69)         -             -             -
  SERIES III
    6/30/2005 (Unaudited)                      28.75     (0.16)        (0.14)      (0.30)         -             -             -
    12/31/2004                                 25.78     (0.30)         3.27        2.97          -             -             -
    9/05/2003* to 12/31/2003                   23.96     (0.08)         1.90        1.82          -             -             -
  SERIES NAV
    2/28/2005* to 6/30/2005 (Unaudited)        28.21     (0.06)         0.32        0.26          -             -             -
                                            --------  --------     ---------     -------     ------       -------        ------

SMALL CAP TRUST+++
  SERIES I
    4/29/2005* to 6/30/2005 (Unaudited)     $  12.50   ($ 0.01)     $   1.06      $ 1.05          -             -             -
  SERIES II
    4/29/2005* to 6/30/2005 (Unaudited)        12.50     (0.02)         1.09        1.07          -             -             -
  SERIES NAV
    4/29/2005* to 6/30/2005 (Unaudited)        12.50     (0.01)         1.07        1.06          -             -             -
                                            --------  --------     ---------     -------     ------       -------        ------

                                             DISTRIBUTIONS                   NET ASSET
                 YEAR OR                         FROM                         VALUE,
                 PERIOD                         CAPITAL          TOTAL        END OF
                  ENDED                         PAID-IN      DISTRIBUTIONS    PERIOD
----------------------------------------     -------------   -------------   ---------
EMERGING GROWTH TRUST+++
  SERIES I
    6/30/2005 (Unaudited)                             -               -       $ 16.23
    12/31/2004                                        -        ($  0.36)        16.46
    5/5/2003* to 12/31/2003                           -           (0.61)        15.75
  SERIES II
    6/30/2005 (Unaudited)                             -               -         16.16
    12/31/2004                                        -           (0.36)        16.40
    05/5/2003* to 12/31/2003                          -           (0.61)        15.73
  SERIES III
    6/30/2005 (Unaudited)                             -               -         16.22
    12/31/2004                                        -           (0.36)        16.46
    9/05/2003* to 12/31/2003                          -           (0.61)        15.75
  SERIES NAV
    2/28/2005* to 6/30/2005 (Unaudited)               -               -         16.23
                                                 ------         -------       -------

SMALL CAP GROWTH TRUST(0)
  SERIES I
    4/29/2005* to 6/30/2005
    (Unaudited)+++                                    -               -       $  9.00
  SERIES II
    4/29/2005* to 6/30/2005
    (Unaudited)+++                                    -               -          9.00
  SERIES NAV
    6/30/2005 (Unaudited)+++                          -               -          9.02
    12/31/2004++++                                    -               -          8.87
    12/31/2003++++ (c)                          ($ 1.24)       ($  1.24)         8.10
    12/31/2002++++                                    -           (0.01)         6.30
    12/31/2001++++                                    -           (0.01)         8.79
    12/31/2000++++                                 (0.3)          (0.79)         9.14
                                                 ------         -------       -------

EMERGING SMALL COMPANY TRUST+++
  SERIES I
    6/30/2005 (Unaudited)                             -               -       $ 28.46
    12/31/2004                                        -               -         28.75
    12/31/2003                                        -               -         25.78
    12/31/2002                                        -               -         18.45
    12/31/2001                                        -        ($  1.13)        26.06
    12/31/2000                                        -           (4.37)        35.02
  SERIES II
    6/30/2005 (Unaudited)                             -               -         28.32
    12/31/2004                                        -               -         28.63
    12/31/2003                                        -               -         25.72
    1/28/2002* to 12/31/2002                          -               -         18.44
  SERIES III
    6/30/2005 (Unaudited)                             -               -         28.45
    12/31/2004                                        -               -         28.75
    9/05/2003* to 12/31/2003                          -               -         25.78
  SERIES NAV
    2/28/2005* to 6/30/2005
    (Unaudited)                                       -               -         28.47
                                                 ------         -------       -------

SMALL CAP TRUST+++
  SERIES I
    4/29/2005* to 6/30/2005 (Unaudited)               -               -       $ 13.55
  SERIES II
    4/29/2005* to 6/30/2005 (Unaudited)               -               -         13.57
  SERIES NAV
    4/29/2005* to 6/30/2005 (Unaudited)               -               -         13.56
                                                 ------         -------       -------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                     RATIO OF
                                                     EXPENSES             RATIO OF NET
                NET ASSETS       RATIO OF           TO AVERAGE             INVESTMENT
                  END OF         EXPENSES           NET ASSETS            INCOME (LOSS)        PORTFOLIO
    TOTAL         PERIOD        TO AVERAGE         AFTER EXPENSE           TO AVERAGE           TURNOVER
    RETURN       (000'S)        NET ASSETS          REDUCTIONS             NET ASSETS           RATE **
----------     ------------     ----------          ----------           ------------          -------
 (1.40%) +     $     218,427      0.92%  (a)          0.92% (a)            (0.42%) (a)             74%  +
  6.89               285,519      0.92                0.92                 (0.43)                 191
 30.84  + (b)          3,178      2.54   (a)          1.35  (a)            (0.89)  (a)            183

 (1.46) +              6,317      1.12   (a)          1.12  (a)            (0.66)  (a)             74   +
  6.64                14,579      1.20                1.20                 (0.74)                 191
 30.68  + (b)          6,080      2.74   (a)          1.55  (a)            (1.08)  (a)            183

 (1.46) + (b)            161      2.62   (a)          1.27  (a)            (0.78)  (a)             74   +
  6.89    (b)            181      4.32                1.30                 (0.77)                 191
  4.77  + (b)              - ## 354.65   (a)          1.70  (a)             0.19   (a)            183

 (0.49) +            16,609       0.84   (a)          0.84  (a)            (0.24)  (a)             74   +
        +
 11.66%        $           1      0.79%  (a)          0.79% (a)            (0.57%) (a)             70%  +

 11.66 +                 502      1.47   (a)          1.47  (a)            (1.20)  (a)             70   +

  1.69 +             212,435      1.11   (a)          1.11  (a)            (0.84)  (a)             70   +
  9.45    (b)        228,001      1.35                1.14  (d)            (0.71)                 160  ++
 48.83    (b)         86,579      1.21                1.11  (d)            (0.59)                 235
(28.21)   (b)         50,327      1.04                1.00                  0.19                   45
 (3.78)   (b)         71,193      1.02                1.00                  0.06                   61
 (8.89)   (b)         70,031      0.95                0.92                  1.25                  190

 (1.01%) +     $     321,911      1.11%  (a)          1.11% (a)            (0.76%) (a)             27%  +
 11.52               392,677      1.11                1.11                 (0.76)                  55
 39.73               401,433      1.11                1.11                 (0.58)                  51
(29.20)              293,594      1.12                1.12                 (0.57)                  35
(22.24)              447,673      1.12                1.12                 (0.30)                  48
 (4.30)              573,471      1.10                1.10                 (0.04)                  23
 (1.08) +             70,044      1.31   (a)          1.31  (a)            (0.97)  (a)             27   +
 11.31               119,713      1.31                1.31                 (0.98)                  55
 39.48                82,836      1.31                1.31                 (0.82)                  51
(26.62) +             17,791      1.32   (a)          1.32  (a)            (0.63)  (a)             35

 (1.04) + (b)             47      3.79   (a)          1.46  (a)            (1.15)                  27   +
 11.52    (b)            177      4.86                1.46                 (1.16)                  55
  7.60 +  (b)              1     20.19   (a)          1.46  (a)            (0.98)  (a)             51

  0.92 +             115,186      1.03   (a)          1.03  (a)            (0.61)  (a)             27   +
  8.40% +      $         440      1.03%  (a)          1.03% (a)            (0.60%) (a)             54%  +
  8.56 +                 111      1.23   (a)          1.23  (a)            (0.89)  (a)             54   +
  8.48 +             216,826      0.98   (a)          0.98  (a)            (0.36)  (a)             54   +

+++   Net investment income has been calculated using the average shares method.

++++  Net investment income has been calculated using the SEC method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.


+     Not Annualized

##    Amount is less than $1,000

** The portfolio turnover rate does not include the assets acquired in the merger.

***   Amount is less than .01%.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

(c)   Certain amounts in 2003 have been reclassified to permit comparison

(d) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements

 O    Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On
      April 29, 2005, a reorganization of the JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                     NET REALIZED
                                                     AND UNREALIZED
                                                     GAIN (LOSS) ON
                               NET ASSET    NET       INVESTMENTS                 DIVIDENDS                             NET ASSET
           YEAR OR              VALUE,   INVESTMENT   AND FOREIGN     TOTAL FROM  FROM NET  DISTRIBUTIONS                VALUE,
           PERIOD              BEGINNING   INCOME      CURRENCY       INVESTMENT INVESTMENT FROM CAPITAL     TOTAL       END OF
            ENDED              OF PERIOD   (LOSS)     TRANSACTIONS    OPERATIONS   INCOME      GAINS      DISTRIBUTIONS  PERIOD
------------------------------ --------- ----------  ---------------  ---------- ---------- ------------- ------------- ----------
SMALL COMPANY TRUST+++
  SERIES I
    6/30/2005 (Unaudited)        $15.22  ($ 0.04)       $  0.30         $ 0.26         -        ($0.39)      ($ 0.39)    $15.09
    5/3/2004* to 12/31/2004       12.50    (0.04)          2.76           2.72         -             -             -      15.22
  SERIES II
    6/30/2005 (Unaudited)         15.21    (0.03)          0.27           0.24         -         (0.39)        (0.39)     15.06
    5/3/2004* to 12/31/2004       12.50    (0.06)          2.77           2.71         -             -             -      15.21
  SERIES NAV
    2/28/2005* to 6/30/2005
      (Unaudited)                 15.46     0.01           0.02           0.03         -         (0.39)        (0.39)     15.10

DYNAMIC GROWTH TRUST+++
  SERIES I
    6/30/2005 (Unaudited)        $ 4.84  ($ 0.02)       $  0.23         $ 0.21         -             -             -     $ 5.05
    12/31/2004                     4.40    (0.03)          0.47           0.44         -             -             -       4.84
    12/31/2003                     3.41    (0.03)          1.02           0.99         -             -             -       4.40
    12/31/2002                     4.76    (0.02)         (1.33)         (1.35)        -             -             -       3.41
    12/31/2001                     7.98    (0.02)         (3.19)         (3.21)   ($0.01)            -       ($ 0.01)      4.76
    5/1/2000* to 12/31/2000       12.50     0.02          (4.54)         (4.52)        -             -             -       7.98
  SERIES II
    6/30/2005 (Unaudited)          4.83    (0.02)          0.21           0.19         -             -             -       5.02
    12/31/2004                     4.39    (0.04)          0.48           0.44         -             -             -       4.83
    12/31/2003                     3.40    (0.03)          1.02           0.99         -             -             -       4.39
    01/28/2002* to 12/31/2002      4.40    (0.03)         (0.97)         (1.00)        -             -             -       3.40
  SERIES NAV
    4/29/2005* to 6/30/2005
      (Unaudited)                  4.64        -           0.42           0.42         -             -             -       5.06

MID CAP STOCK TRUST+++
  SERIES I
    6/30/2005 (Unaudited)        $14.13   $ 0.12       ($  0.14)       ($ 0.02)        -        ($0.51)      ($ 0.51)    $13.60
    12/31/2004                    11.87    (0.05)          2.31           2.26         -             -             -      14.13
    12/31/2003                     8.34    (0.05)          3.58           3.53         -             -             -      11.87
    12/31/2002                    10.77    (0.05)         (2.38)         (2.43)        -             -             -       8.34
    12/31/2001                    12.10    (0.04)         (1.29)         (1.33)        -             -             -      10.77
    12/31/2000                    12.60    (0.01)         (0.49)         (0.50)        -             -             -      12.10
  SERIES II
    6/30/2005 (Unaudited)         14.06     0.14          (0.17)         (0.03)        -         (0.51)        (0.51)     13.52
    12/31/2004                    11.84    (0.07)          2.29           2.22         -             -             -      14.06
    12/31/2003                     8.34    (0.08)          3.58           3.50         -             -             -      11.84
    1/28/2002* to 12/31/2002      10.64    (0.05)         (2.25)         (2.30)        -             -             -       8.34
  SERIES III
    6/30/2005 (Unaudited)         14.13     0.04          (0.07)         (0.03)        -         (0.51)        (0.51)     13.59
    12/31/2004                    11.87    (0.02)          2.28           2.26         -             -             -      14.13
    9/05/2003* to 12/31/2003      10.75    (0.04)          1.16           1.12         -             -             -      11.87
  SERIES NAV
    2/28/2005* to 6/30/2005
      (Unaudited)                 13.50    (0.01)          0.63           0.62         -         (0.51)        (0.51)     13.61

NATURAL RESOURCES TRUST+++
  SERIES I
    6/30/2005 (Unaudited)        $21.96   $ 0.07        $  3.80         $ 3.87         -        ($0.56)      ($ 0.56)    $25.27
    12/31/2004                    18.00     0.12           4.19           4.31    ($0.02)        (0.33)        (0.35)     21.96
    5/5/2003* to 12/31/2003       12.50     0.05           5.45           5.50         -             -             -      18.00
  SERIES II
    6/30/2005 (Unaudited)         21.89     0.07           3.75           3.82         -         (0.56)        (0.56)     25.15
    12/31/2004                    17.98     0.08           4.17           4.25     (0.01)        (0.33)        (0.34)     21.89
    5/5/2003* to 12/31/2003       12.50     0.02           5.46           5.48         -             -             -      17.98
  SERIES III
    6/30/2005 (Unaudited)         21.90     0.06           3.74           3.80     (0.02)        (0.56)        (0.58)     25.12
    12/31/2004                    18.00     0.04           4.22           4.26     (0.03)        (0.33)        (0.36)     21.90
    9/5/2003* to 12/31/2003       14.72    (0.01)          3.29           3.28         -             -             -      18.00
  SERIES NAV
    2/28/2005* to 6/30/2005
      (Unaudited)                 25.42     0.11           0.30           0.41     (0.09)        (0.56)        (0.65)     25.18

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                                 RATIO OF
                                                                 EXPENSES        RATIO OF NET
                           NET ASSETS        RATIO OF           TO AVERAGE       INVESTMENT
                             END OF          EXPENSES           NET ASSETS       INCOME (LOSS)       PORTFOLIO
       TOTAL                 PERIOD         TO AVERAGE        AFTER EXPENSE       TO AVERAGE         TURNOVER
       RETURN               (000'S)         NET ASSETS          REDUCTIONS        NET ASSETS          RATE **
------------------------   -----------      -------------     ----------------  --------------      ------------
  1.80% +                   $  2,950          1.47%(a)          1.47% (a)        (0.47%) (a)           72%     +
 21.76  +    (b)              24,289          1.67 (a)          1.59  (a)        (0.47)  (a)          107      +

  1.67  +                     30,437          1.67 (a)          1.67  (a)        (0.37)  (a)           72      +
 21.68  +    (b)              32,062          1.87 (a)          1.79  (a)        (0.68)  (a)          107      +

  0.29  +                     59,567          1.33 (a)          1.33  (a)         0.19   (a)           72      +

  4.34% +                   $128,139          1.07%(a)          1.07% (a)        (0.72%) (a)           41%     +
 10.00                       129,445          1.07              1.07             (0.72)               121
 29.03                       140,190          1.09  -           1.09             (0.68)               133     ++
(28.36)                       63,745          1.10              1.10             (0.55)               165
(40.24)                      132,709          1.08              1.08             (0.43)               180
(36.16) +                    135,758          1.07 (a)          1.07  (a)         0.35   (a)           80

  3.93  +                     42,177          1.27 (a)          1.27  (a)        (0.92)  (a)           41      +
 10.02                        40,354          1.27              1.27             (0.92)               121
 29.12                        41,792          1.29  -           1.29             (0.88)               133     ++
(22.73) +                      4,242          1.30 (a)          1.30  (a)        (0.81)  (a)          165

  9.05  +                     14,068          1.01 (a)          1.01  (a)        (0.58)  (a)           41      +

  0.07% +                   $440,356          0.99%(a)***       0.99% (a)***     (0.40%) (a)          125%  + ++
 19.04                       349,167          0.96              0.96             (0.43)               128
 42.33                       260,191          0.99              0.99             (0.55)               132
(22.56)                      186,950          1.00              1.00             (0.53)               128
(10.99)                      153,732          1.00              1.00             (0.36)               170
 (3.97)                      122,350          1.00              1.00             (0.11)               300

     -  +  ****              159,552          1.19 (a)***       1.19  (a)***     (0.62)  (a)          125   + ++
 18.75                       225,960          1.16              1.16             (0.58)               128
 41.97                       116,299          1.19              1.19             (0.75)               132
(21.62) +                     31,611          1.20 (a)          1.20  (a)        (0.70)  (a)          128

     -  +  (b)  ****           1,215          1.94 (a)***       1.34  (a)***     (0.76)  (a)          125   + ++
 19.04     (b)                 1,237          2.24              1.31             (0.12)               128
 10.42  +  (b)                     6         39.49 (a)          1.34  (a)        (1.05)  (a)          132

  4.82  +                    372,222          0.93 (a)***       0.93  (a)***     (0.27)  (a)          125   + ++

 17.75% +                   $ 36,105          1.10%(a)          1.10% (a)         0.61%  (a)           10%     +
 24.32                       225,650          1.13              1.13              0.63                 20
 44.00  +                     90,099          1.21 (a)          1.21  (a)         0.54   (a)           23

 17.57  +                    148,209          1.30 (a)          1.30  (a)         0.60   (a)           10      +
 24.05                       317,614          1.33              1.33              0.41                 20
 43.84  +                     74,882          1.41 (a)          1.41  (a)         0.23   (a)           23

 17.49  +  (b)                   551          2.25 (a)          1.45  (a)         0.50   (a)           10      +
 24.04     (b)                   911          2.87              1.48              0.19                 20
 22.28  +  (b)                     2         45.65 (a)          1.56  (a)        (0.20)  (a)           23

  1.75  +                    550,929          1.04 (a)          1.04  (a)         1.33   (a)           10      +

+++   Net investment income has been calculated using the average shares method.

*     Commencement of operations

** Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

- The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.08% for Series I and 1.28% for Series II.

++ The portfolio turnover rate does not include the assets acquired in the merger.

*** The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.96% and 0.96% for Series I, 1.16% and 1.16% for Series II, 1.91% and 1.31% for Series III, and 0.90% and 0.90% for Series NAV, respectively.

****  Amount is less than .01%.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                     NET REALIZED
                                                     AND UNREALIZED
                                                     GAIN (LOSS) ON
                               NET ASSET   NET        INVESTMENTS                 DIVIDENDS                             NET ASSET
           YEAR OR              VALUE,   INVESTMENT   AND FOREIGN     TOTAL FROM  FROM NET  DISTRIBUTIONS                VALUE,
           PERIOD              BEGINNING  INCOME       CURRENCY       INVESTMENT INVESTMENT FROM CAPITAL     TOTAL       END OF
           ENDED               OF PERIOD  (LOSS)      TRANSACTIONS    OPERATIONS   INCOME      GAINS      DISTRIBUTIONS  PERIOD
----------------------------  ---------- ----------  ---------------  ---------- ---------- ------------- ------------- ----------
ALL CAP GROWTH TRUST+++
  SERIES I
    6/30/2005 (Unaudited)       $15.35         -  #    ($ 0.36)       ($ 0.36)         -             -            -      $ 14.99
    12/31/2004                   14.41         -  #       0.94           0.94          -             -            -        15.35
    12/31/2003                   11.15   ($ 0.05)         3.31           3.26          -             -            -        14.41
    12/31/2002                   14.75     (0.06)        (3.54)         (3.60)         -             -            -        11.15
    12/31/2001                   20.65     (0.06)        (4.81)         (4.87)         -       ($ 1.03)     ($ 1.03)       14.75
    12/31/2000                   24.89     (0.09)        (2.32)         (2.41)         -         (1.83)       (1.83)       20.65
  SERIES II
    6/30/2005 (Unaudited)        15.28     (0.02)        (0.36)         (0.38)         -             -            -        14.90
    12/31/2004                   14.37     (0.02)         0.93           0.91          -             -            -        15.28
    12/31/2003                   11.14     (0.07)         3.30           3.23          -             -            -        14.37
    1/28/2002* to 12/31/2002     14.49     (0.06)        (3.29)         (3.35)         -             -            -        11.14
  SERIES NAV
    2/28/2005* to 6/30/2005
       (Unaudited)               15.20      0.01         (0.21)         (0.20)         -             -            -        15.00

STRATEGIC OPPORTUNITIES
   TRUST+++
  SERIES I
    6/30/2005 (Unaudited)       $10.93         -  #    ($ 0.20)       ($ 0.20)   ($ 0.05)            -      ($ 0.05)     $ 10.68
    12/31/2004                    9.74    $ 0.04          1.16           1.20      (0.01)            -        (0.01)       10.93
    12/31/2003                    7.74      0.01          1.99           2.00          -             -            -         9.74
    12/31/2002                   12.64     (0.03)        (4.87)         (4.90)         -             -            -         7.74
    12/31/2001                   17.52     (0.02)        (2.47)         (2.49)     (0.08)      ($ 2.31)       (2.39)       12.64
    12/31/2000                   21.90      0.08         (1.20)         (1.12)     (0.07)        (3.19)       (3.26)       17.52
  SERIES II
    6/30/2005 (Unaudited)        10.91     (0.01)        (0.21)         (0.22)     (0.03)            -        (0.03)       10.66
    12/31/2004                    9.71      0.03          1.17           1.20          -  #          -            -        10.91
    12/31/2003                    7.73     (0.01)         1.99           1.98          -             -            -         9.71
    1/28/2002* to 12/31/2002     11.99         -  #      (4.26)         (4.26)         -             -            -         7.73
  SERIES NAV
    4/29/2005* to 6/30/2005
      (Unaudited)                 9.97         -          0.70           0.70          -             -            -        10.67

FINANCIAL SERVICES TRUST+++
  SERIES I
    6/30/2005 (Unaudited)       $14.00    $ 0.04       ($ 0.24)       ($ 0.20)   ($ 0.05)            -      ($ 0.05)     $ 13.75
    12/31/2004                   12.73      0.05          1.27           1.32      (0.05)            -        (0.05)       14.00
    12/31/2003                    9.55      0.06          3.14           3.20      (0.02)            -        (0.02)       12.73
    12/31/2002                   11.63      0.03         (2.11)         (2.08)         -  #          -            -   #     9.55
    4/30/2001* to 12/31/2001     12.50      0.01         (0.88)         (0.87)         -  #          -            -   #    11.63
  SERIES II
    6/30/2005 (Unaudited)        13.93      0.02         (0.23)         (0.21)     (0.03)            -        (0.03)       13.69
    12/31/2004                   12.69      0.02          1.26           1.28      (0.04)            -        (0.04)       13.93
    12/31/2003                    9.54      0.04          3.14           3.18      (0.03)            -        (0.03)       12.69
    1/28/2002* to 12/31/2002     11.48      0.03         (1.97)         (1.94)         -  #          -            -   #     9.54
  SERIES III
    6/30/2005 (Unaudited)        13.95      0.01         (0.23)         (0.22)     (0.05)            -        (0.05)       13.68
    12/31/2004                   12.73         -  #       1.28           1.28      (0.06)            -        (0.06)       13.95
    09/05/2003* to 12/31/2003    11.28      0.04          1.41           1.45          -             -            -        12.73
  SERIES NAV
    4/29/2005* to 6/30/2005
      (Unaudited)                13.32      0.02          0.40           0.42          -             -            -        13.74

INTERNATIONAL OPPORTUNITIES
   TRUST+++
  SERIES I
    4/29/2005* to 6/30/2005
      (Unaudited)               $12.50    $ 0.23       ($ 0.12)        $ 0.11          -             -            -      $ 12.61
  SERIES II
    4/29/2005* to 6/30/2005
      (Unaudited)                12.50      0.23         (0.13)          0.10          -             -            -        12.60
  SERIES NAV
    4/29/2005* to 6/30/2005
      (Unaudited)                12.50      0.14         (0.03)          0.11          -             -           -         12.61

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                                 RATIO OF
                                                                 EXPENSES        RATIO OF NET
                            NET ASSETS        RATIO OF           TO AVERAGE       INVESTMENT
                             END OF           EXPENSES          NET ASSETS       INCOME (LOSS)        PORTFOLIO
     TOTAL                   PERIOD          TO AVERAGE        AFTER EXPENSE       TO AVERAGE          TURNOVER
    RETURN                   (000'S)         NET ASSETS          REDUCTIONS        NET ASSETS           RATE **
------------------         --------------  -------------      --------------    --------------      --------------
 (2.35%) +                 $  321,704          1.00% (a)          1.00% (a)        (0.02%) (a)            38%  +
  6.52                        475,140          1.00               1.00             (0.01)                 77
 29.24                        520,181          1.01               1.01             (0.38)                 58
(24.41)                       456,752          1.02               1.02             (0.43)                 80
(23.77)                       637,879          1.01               1.01             (0.39)                 69
(10.79)                       873,214          1.00               1.00             (0.37)                103

 (2.49)  +                     33,515          1.20  (a)          1.20  (a)        (0.24)  (a)            38   +
  6.33                        150,499          1.20               1.20             (0.11)                 77
 28.99                         87,300          1.21               1.21             (0.58)                 58
(23.12)  +                     24,896          1.22  (a)          1.22  (a)        (0.54)  (a)            80

 (1.32)  +                    267,750          0.91  (a)          0.91  (a)         0.13   (a)            38   +

 (1.85%) +                 $  433,391          0.93% (a)          0.93% (a)        (0.08%) (a)            51%  +
 12.32                        494,745          0.92               0.92              0.40                 116
 25.84                        533,891          0.93               0.93              0.10                 185
(38.77)                       513,567          0.92               0.92             (0.28)                229
(15.25)                     1,057,285          0.91               0.91             (0.12)                260
 (6.37)                     1,425,677          0.90               0.90              0.41                 165

 (2.03)  +                     25,041          1.13  (a)          1.13  (a)        (0.28)  (a)            51   +
 12.39                         27,611          1.12               1.12              0.25                 116
 25.61                         22,968          1.13               1.13             (0.13)                185
(35.53)  +                      9,181          1.12  (a)          1.12  (a)         0.02   (a)           229

  7.02   +                          -  ##      0.88  (a)          0.88  (a)        (0.04)  (a)            51   +

 (1.41%) +  (b)            $   48,102          1.03% (a)***       1.02% (a)***      0.52%  (a)            48%  + ++
 10.38                         53,481          1.01               1.01              0.36                  12
 33.58                         52,467          1.05               1.05              0.58                  25
(17.88)                        37,132          1.07               1.07              0.31                  34
 (6.93)  +                     24,840          1.21  (a)          1.21  (a)         0.08   (a)            53

 (1.52%) +  (b)                40,916          1.23  (a)***       1.22  (a)***      0.32   (a)            48   + ++
 10.09                         43,213          1.21               1.21              0.17                  12
 33.40                         36,337          1.25               1.25              0.37                  25
(16.90)  +                     12,138          1.27  (a)          1.27  (a)         0.37   (a)            34

 (1.61%) +  (b)                   119          3.02  (a)***       1.37  (a)***      0.16   (a)            48   + ++
 10.11      (b)                   137          4.83               1.36             (0.01)                 12
 12.85   +  (b)                    -   ##    186.33  (a)          1.40  (a)         0.97   (a)            25

  3.15   +  (b)                53,079          0.90  (a)***       0.85  (a)***      0.68   (a)            48   + ++

  0.88%  +                 $       39          1.22% (a)          1.22% (a)        11.41%  (a)            15%  +

  0.80   +                        803          1.42  (a)          1.42  (a)        11.30   (a)            15   +

  0.88   +                    340,583          1.12  (a)          1.12  (a)         6.80   (a)            15   +

+++   Net investment income has been calculated using the average shares method.

*     Commencement of operations

** Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

##    Amount is less than $1,000

++ The portfolio turnover rate does not include the assets acquired in the merger.

*** The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.01% and 1.00% for Series I, 1.21% and 1.20% for Series II, 3.00% and 1.35% for Series III, and 0.88% and 0.83% for Series NAV, respectively.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                    NET REALIZED
                                                    AND UNREALIZED                                       DISTRIBUTIONS
                                                    GAIN (LOSS) ON                                       FROM EXCESS
                               NET ASSET    NET      INVESTMENTS                 DIVIDENDS                   OF NET    DISTRIBUTIONS
           YEAR OR              VALUE,   INVESTMENT  AND FOREIGN    TOTAL FROM   FROM NET   DISTRIBUTIONS  INVESTMENT      FROM
           PERIOD              BEGINNING   INCOME      CURRENCY     INVESTMENT  INVESTMENT  FROM CAPITAL    INCOME/      CAPITAL
            ENDED              OF PERIOD   (LOSS)    TRANSACTIONS   OPERATIONS   INCOME       GAINS          GAINS       PAID-IN
-----------------------------  --------- ---------- -------------- ------------ ---------- ------------- ------------  -------------
INTERNATIONAL STOCK TRUST+++
  SERIES I
   6/30/2005 (Unaudited)       $ 11.11    $ 0.06      ($ 0.10)       ($ 0.04)    ($ 0.09)          -            -              -
   12/31/2004                     9.69      0.12         1.38           1.50       (0.08)          -            -              -
   12/31/2003                     7.48      0.08         2.17           2.25       (0.04)          -            -              -
   12/31/2002                     9.59      0.07        (2.14)         (2.07)      (0.04)          -            -              -
   12/31/2001                    12.81      0.04        (2.75)         (2.71)      (0.02)    ($ 0.49)           -              -
   12/31/2000                    15.43      0.01        (2.56)         (2.55)          -       (0.07)           -              -
  SERIES II
   6/30/2005 (Unaudited)         11.08     (0.01)       (0.04)         (0.05)          -           -            -              -
   12/31/2004                     9.68      0.10         1.38           1.48       (0.08)          -            -              -
   12/31/2003                     7.48      0.05         2.20           2.25       (0.05)          -            -              -
   1/28/2002* to 12/31/2002       9.92     (0.01)       (2.39)         (2.40)      (0.04)          -            -              -
  SERIES NAV
   2/28/2005* to 6/30/2005
     (Unaudited)                 11.44      0.13        (0.50)         (0.37)      (0.12)          -            -              -

INTERNATIONAL SMALL CAP
   TRUST+++
  SERIES I
   6/30/2005 (Unaudited)       $ 17.63    $ 0.16      ($ 0.03)        $ 0.13     ($ 0.16)          -            -              -
   12/31/2004                    14.56      0.22         2.87           3.09       (0.02)          -            -              -
   12/31/2003                     9.41      0.08         5.07           5.15           -           -            -              -
   12/31/2002                    11.30     (0.04)       (1.85)         (1.89)          -           -            -              -
   12/31/2001                    16.40         -  #     (5.10)         (5.10)          -           -            -              -
   12/31/2000                    28.16     (0.15)       (6.33)         (6.48)          -     ($ 5.28)           -              -
  SERIES II
   6/30/2005 (Unaudited)         17.58      0.10            -           0.10       (0.04)          -            -              -
   12/31/2004                    14.54      0.17         2.89           3.06       (0.02)          -            -              -
   12/31/2003                     9.41      0.05         5.08           5.13           -           -            -              -
   1/28/2002* to 12/31/2002      11.35     (0.07)       (1.87)         (1.94)          -           -            -              -
  SERIES III
   6/30/2005 (Unaudited)         17.58      0.07         0.02           0.09       (0.07)          -            -              -
   12/31/2004                    14.56      0.10         2.95           3.05       (0.03)          -            -              -
   9/05/2003* to 12/31/2003      12.69     (0.01)        1.88           1.87           -           -            -              -
  SERIES NAV
   2/28/2005* to 6/30/2005
     (Unaudited)                 18.52      0.18        (0.94)         (0.76)      (0.20)          -            -              -

OVERSEAS EQUITY TRUST(o)
  SERIES I
   4/29/2005* to 6/30/2005
     (Unaudited)+++            $ 10.47    $ 0.05       $ 0.15          $0.20           -           -            -              -
  SERIES II
   4/29/2005* to 6/30/2005
     (Unaudited)+++              10.47      0.02         0.15           0.17           -           -            -              -
  SERIES NAV
   6/30/2005 (Unaudited)+++      10.87      0.12        (0.29)         (0.17)    ($ 0.05)          -            -              -
   12/31/2004++++                 9.85      0.07         1.01           1.08       (0.06)          -            -              -
   12/31/2003++++ (d)             7.56      0.08         2.34           2.42       (0.13)          -            -              -  #
   12/31/2002++++                 9.30      0.07        (1.75)         (1.68)      (0.06)          -            -              -
   12/31/2001++++                11.85      0.06        (2.53)         (2.47)      (0.05)          -      ($ 0.03)      ($  0.03)
   12/31/2000++++                15.17      0.07        (2.57)         (2.50)      (0.06)    ($ 0.62)       (0.05)         (0.09)

INTERNATIONAL VALUE TRUST+++
  SERIES I
   6/30/2005 (Unaudited)       $ 14.80    $ 0.19      ($ 0.28)       ($ 0.09)    ($ 0.15)    ($ 0.19)           -              -
   12/31/2004                    12.33      0.21         2.42           2.63       (0.16)          -            -              -
   12/31/2003                     8.60      0.21         3.60           3.81       (0.08)          -            -              -
   12/31/2002                    10.54      0.14        (2.01)         (1.87)      (0.07)          -            -              -
   12/31/2001                    12.06      0.14        (1.34)         (1.20)      (0.12)      (0.20)           -              -
   12/31/2000                    12.98      0.20        (1.04)         (0.84)      (0.05)      (0.03)           -              -
  SERIES II
   6/30/2005 (Unaudited)         14.74      0.15        (0.28)         (0.13)      (0.10)      (0.19)           -              -
   12/31/2004                    12.29      0.19         2.41           2.60       (0.15)          -            -              -
   12/31/2003                     8.60      0.18         3.60           3.78       (0.09)          -            -              -
   1/28/2002* to 12/31/2002      10.31      0.01        (1.65)         (1.64)      (0.07)          -            -              -
  SERIES NAV
   2/28/2005* to 6/30/2005
     (Unaudited)                 15.29      0.19        (0.62)         (0.43)      (0.18)      (0.19)           -              -

                                                 NET ASSET
     YEAR OR                                       VALUE,
     PERIOD                         TOTAL          END OF
      ENDED                     DISTRIBUTIONS      PERIOD
---------------------------     -------------    -----------
INTERNATIONAL STOCK TRUST+++
  SERIES I
   6/30/2005 (Unaudited)          ($ 0.09)        $  10.98
   12/31/2004                       (0.08)           11.11
   12/31/2003                       (0.04)            9.69
   12/31/2002                       (0.04)            7.48
   12/31/2001                       (0.51)            9.59
   12/31/2000                       (0.07)           12.81

  SERIES II
   6/30/2005 (Unaudited)                -            11.03
   12/31/2004                       (0.08)           11.08
   12/31/2003                       (0.05)            9.68
   1/28/2002* to 12/31/2002         (0.04)            7.48
  SERIES NAV
   2/28/2005* to 6/30/2005
     (Unaudited)                    (0.12)           10.95

INTERNATIONAL SMALL CAP
   TRUST+++
  SERIES I
   6/30/2005 (Unaudited)          ($ 0.16)        $  17.60
   12/31/2004                       (0.02)           17.63
   12/31/2003                           -            14.56
   12/31/2002                           -             9.41
   12/31/2001                           -            11.30
   12/31/2000                       (5.28)           16.40
  SERIES II
   6/30/2005 (Unaudited)            (0.04)           17.64
   12/31/2004                       (0.02)           17.58
   12/31/2003                           -            14.54
   1/28/2002* to 12/31/2002             -             9.41
  SERIES III
   6/30/2005 (Unaudited)            (0.07)           17.60
   12/31/2004                       (0.03)           17.58
   9/05/2003* to 12/31/2003             -            14.56
  SERIES NAV
   2/28/2005* to 6/30/2005
     (Unaudited)                    (0.20)           17.56

OVERSEAS EQUITY TRUST (o)
  SERIES I
   4/29/2005* to 6/30/2005
     (Unaudited)+++                     -         $  10.67
  SERIES II
   4/29/2005* to 6/30/2005
     (Unaudited)+++                     -            10.64
  SERIES NAV
   6/30/2005 (Unaudited)+++       ($ 0.05)           10.65
   12/31/2004++++                   (0.06)           10.87
   12/31/2003++++ (d)               (0.13)            9.85
   12/31/2002++++                   (0.06)            7.56
   12/31/2001++++                   (0.11)            9.27
   12/31/2000++++                   (0.82)           11.85

INTERNATIONAL VALUE TRUST+++
  SERIES I
   6/30/2005 (Unaudited)          ($ 0.34)        $  14.37
   12/31/2004                       (0.16)           14.80
   12/31/2003                       (0.08)           12.33
   12/31/2002                       (0.07)            8.60
   12/31/2001                       (0.32)           10.54
   12/31/2000                       (0.08)           12.06
  SERIES II
   6/30/2005 (Unaudited)            (0.29)           14.32
   12/31/2004                       (0.15)           14.74
   12/31/2003                       (0.09)           12.29
   1/28/2002* to 12/31/2002         (0.07)            8.60
  SERIES NAV
   2/28/2005* to 6/30/2005
     (Unaudited)                    (0.37)           14.49

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                                 RATIO OF
                                                                 EXPENSES        RATIO OF NET
                            NET ASSETS       RATIO OF           TO AVERAGE       INVESTMENT
                             END OF          EXPENSES           NET ASSETS       INCOME (LOSS)        PORTFOLIO
     TOTAL                   PERIOD         TO AVERAGE        AFTER EXPENSE       TO AVERAGE          TURNOVER
    RETURN                   (000'S)        NET ASSETS          REDUCTIONS        NET ASSETS           RATE **
------------------         -----------     -------------      --------------    ---------------     --------------
 (0.39%) +                  $ 143,351         1.12%  (a)          1.12%  (a)        1.15%  (a)           32%  +
 15.59                        366,475         1.16                1.16              1.18                 76
 30.27                        289,227         1.17                1.17              1.07                159
(21.69)     (b)               246,794         1.18                1.17              0.77                 78
(21.54)     (b)               265,353         1.22                1.21              0.42                 31
(16.57)     (b)               298,054         1.24                1.23              0.10                 39

 (0.45)  +                     27,673         1.32   (a)          1.32   (a)       (0.09)  (a)           32   +
 15.35                        253,353         1.36                1.36              0.99                 76
 30.26                         99,529         1.37                1.37              0.65                159
(24.29)  +  (b)                32,674         1.38   (a)          1.37   (a)       (0.20)  (a)           78

 (3.21)  +                    554,802         1.07   (a)          1.07   (a)        3.45   (a)           32   +

  0.72%  +                  $ 171,303         1.22%  (a)          1.22%  (a)        1.77%  (a)           13%  +
 21.23                        308,654         1.24                1.24              1.44                 32
 54.73                        245,603         1.32                1.32              0.66                140
(16.73)                       100,006         1.57                1.57             (0.40)               501
(31.10)                       146,451         1.60                1.60             (0.01)               721
(29.16)                       257,406         1.54                1.54             (0.67)               529

  0.58   +                     46,703         1.42   (a)          1.42   (a)        1.06   (a)           13   +
 21.03                        187,017         1.44                1.44              1.10                 32
 54.52                         73,655         1.52                1.52              0.41                140
(17.09)  +                      4,848         1.77   (a)          1.77   (a)       (0.73)  (a)          501

  0.53      (b)                    79         2.92   (a)          1.57   (a)        0.78   (a)           13   +
 20.98      (b)                   477         3.57                1.63              0.61                 32
 14.74   +  (b)                     9        15.64   (a)          1.59   (a)       (0.19)  (a)          140

 (4.12)  +                    348,813         1.16   (a)          1.16   (a)        3.07   (a)           13   +

  1.91%  +                  $       1         1.21%               1.21%             3.13%  (a)           21%  +

  1.62   +                        353         1.41                1.41              1.46   (a)           21   +

 (1.48)  +                    217,133         1.19   (a)          1.19   (a)        2.14   (a)           21   +
 11.02      (b)               244,711         1.64                1.53   (c)        0.24                103  ++
 32.36      (b)               125,965         1.44                1.23              0.95                 41
(18.22)     (b)                87,278         1.55                1.24              0.69                 78  ++
(20.93)     (b)                83,591         1.16                1.00              0.64                 33
(16.36)     (b)               120,034         1.09                0.93              0.47                 38  ++

  0.45%  +  (b)             $ 488,454         1.02%  (a)***       0.98%  (a)***     2.59%  (a)           41%  + ++
 21.54      (b)               462,133         1.07                1.00              1.64                 29
 44.86      (b)               267,454         1.13                1.12              2.18                 51
(17.84)                       228,882         1.12                1.12              1.45                 26
 (9.97)                       208,230         1.15                1.15              1.32                 33
 (6.46)                       158,511         1.18                1.18              1.63                 41

  0.34   +  (b)               201,143         1.22   (a)***       1.18   (a)***     1.99   (a)           41   + ++
 21.37      (b)               370,726         1.27                1.20              1.50                 29
 44.52      (b)               138,365         1.33                1.32              1.78                 51
(16.00)  +                     50,353         1.32   (a)          1.32   (a)        0.09   (a)           26

 (2.85)  +  (b)               803,395         0.95   (a)***       0.92   (a)***     3.91   (a)           41   + ++

+++   Net investment income has been calculated using the average shares method.

++++  Net investment income has been calculated using the SEC method.

*     Commencement of operations

** Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

++ The portfolio turnover rate does not include the assets acquired in the merger.

*** The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.00% and 0.96% for Series I, 1.20% and 1.16% for Series II, and 0.93% and 0.90% for Series NAV, respectively.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

(c) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements

(d)   Certain amounts in 2003 have been reclasified to permit comparison

(o) Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29, 2005, a reorganization of the JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                      NET REALIZED
                                                     AND UNREALIZED
                                                     GAIN (LOSS) ON
                               NET ASSET    NET        INVESTMENTS               DIVIDENDS                              NET ASSET
           YEAR OR              VALUE,   INVESTMENT    AND FOREIGN    TOTAL FROM  FROM NET  DISTRIBUTIONS                VALUE,
            PERIOD             BEGINNING  INCOME        CURRENCY      INVESTMENT INVESTMENT FROM CAPITAL     TOTAL       END OF
            ENDED              OF PERIOD  (LOSS)      TRANSACTIONS    OPERATIONS   INCOME      GAINS      DISTRIBUTIONS  PERIOD
------------------------------ --------- ----------  ---------------  ---------- ---------- ------------- ------------- ----------
QUANTITATIVE MID CAP TRUST+++
  SERIES I
    6/30/2005 (Unaudited)       $  12.92       - #       $ 0.59        $  0.59          -           -             -       $ 13.51
    12/31/2004                     10.93 ($ 0.01)          2.00           1.99          -           -             -         12.92
    12/31/2003                      7.89   (0.01)          3.05           3.04          -           -             -         10.93
    12/31/2002                     10.20   (0.01)         (2.30)         (2.31)         -           -             -          7.89
    4/30/2001* to 12/31/2001       12.50       - #        (2.30)         (2.30)         -           -             -         10.20
  SERIES II
    6/30/2005 (Unaudited)          12.85   (0.02)          0.59           0.57          -           -             -         13.42
    12/31/2004                     10.90   (0.03)          1.98           1.95          -           -             -         12.85
    12/31/2003                      7.88   (0.03)          3.05           3.02          -           -             -         10.90
    1/28/2002* to 12/31/2002       10.03   (0.02)         (2.13)         (2.15)         -           -             -          7.88
  SERIES NAV
    4/29/2005* to 6/30/2005
      (Unaudited)                  12.46       -           1.05           1.05          -           -             -         13.51

MID CAP CORE TRUST+++
  SERIES I
    6/30/2005 (Unaudited)       $  17.36  $ 0.02         $ 0.18        $  0.20          -     ($ 1.54)      ($ 1.54)      $ 16.02
    12/31/2004                     15.32    0.02           2.16           2.18          -       (0.14)        (0.14)        17.36
    5/5/2003* to 12/31/2003        12.50   (0.01)          2.83           2.82          -           -             -         15.32
  SERIES II
    6/30/2005 (Unaudited)          17.31    0.02           0.17           0.19          -       (1.54)        (1.54)        15.96
    12/31/2004                     15.30   (0.01)          2.16           2.15          -       (0.14)        (0.14)        17.31
    5/5/2003* to 12/31/2003        12.50   (0.03)          2.83           2.80          -           -             -         15.30
  SERIES NAV
    2/28/2005* to 6/30/2005
      (Unaudited)                  17.61    0.04          (0.08)         (0.04)         - #     (1.54)        (1.54)        16.03

GLOBAL TRUST+++
  SERIES I
    6/30/2005 (Unaudited)       $  14.79  $ 0.15        ($ 0.21)      ($  0.06)   ($ 0.19)          -       ($ 0.19)      $ 14.54
    12/31/2004                     13.11    0.18           1.73           1.91      (0.23)          -         (0.23)        14.79
    12/31/2003                     10.39    0.10           2.72           2.82      (0.10)          -         (0.10)        13.11
    12/31/2002                     13.00    0.08          (2.54)         (2.46)     (0.15)          -         (0.15)        10.39
    12/31/2001                     18.48    0.12          (2.78)         (2.66)     (0.40)    ($ 2.42)        (2.82)        13.00
    12/31/2000                     18.79    0.25           1.78           2.03      (0.35)      (1.99)        (2.34)        18.48
  SERIES II
    6/30/2005 (Unaudited)          14.73    0.13          (0.19)         (0.06)     (0.17)          -         (0.17)        14.50
    12/31/2004                     13.07    0.16           1.72           1.88      (0.22)          -         (0.22)        14.73
    12/31/2003                     10.39    0.08           2.71           2.79      (0.11)          -         (0.11)        13.07
    1/28/2002* to 12/31/2002       12.72    0.05          (2.23)         (2.18)     (0.15)          -         (0.15)        10.39
  SERIES III
    6/30/2005 (Unaudited)          14.74    0.12          (0.12)             -      (0.18)          -         (0.18)        14.56
    12/31/2004                     13.11    0.21           1.67           1.88      (0.25)          -         (0.25)        14.74
    9/05/2003* to 12/31/2003       12.02    0.06           1.03           1.09          -           -             -         13.11
  SERIES NAV
    4/29/2005* to 6/30/2005
      (Unaudited)                  14.36    0.02           0.27           0.29          -           -             -         14.66

CAPITAL APPRECIATION TRUST+++
  SERIES I
    6/30/2005 (Unaudited)       $   8.79       - #       $ 0.04        $  0.04          -           -             -       $  8.83
    12/31/2004                      8.04  $ 0.01           0.74           0.75          -           -             -          8.79
    12/31/2003                      6.21   (0.01)          1.84           1.83          -           -             -          8.04
    12/31/2002                      8.95   (0.01)         (2.73)         (2.74)         -           -             -          6.21
    12/31/2001                     10.97   (0.02)         (2.00)         (2.02)         -           -             -          8.95
    11/1/2000* to 12/31/2000       12.50       - #        (1.53)         (1.53)         -           -             -         10.97
  SERIES II
    6/30/2005 (Unaudited)           8.76   (0.01)          0.04           0.03          -           -             -          8.79
    12/31/2004                      8.02       - #         0.74           0.74          -           -             -          8.76
    12/31/2003                      6.20   (0.03)          1.85           1.82          -           -             -          8.02
    1/28/2002* to 12/31/2002        8.73   (0.02)         (2.51)         (2.53)         -           -             -          6.20
  SERIES NAV
    2/28/2005* to 6/30/2005
      (Unaudited)                   8.51       - #         0.33           0.33    ($ 0.01)          -       ($ 0.01)         8.83

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                                 RATIO OF
                                                                 EXPENSES        RATIO OF NET
                           NET ASSETS        RATIO OF           TO AVERAGE       INVESTMENT
                             END OF          EXPENSES           NET ASSETS       INCOME (LOSS)        PORTFOLIO
    TOTAL                    PERIOD         TO AVERAGE        AFTER EXPENSE       TO AVERAGE          TURNOVER
   RETURN                   (000'S)         NET ASSETS          REDUCTIONS        NET ASSETS           RATE **
---------------            ----------      -------------     ----------------  ----------------     ------------
  4.57% +                   $134,913           0.89% (a)          0.89% (a)         (0.05%) (a)           51% +
 18.21                       131,640           0.89               0.89              (0.11)               157
 38.53                       110,382           0.90               0.90              (0.10)               107
(22.65)                       78,053           0.90               0.90              (0.07)               273
(18.40) +                     99,546           0.90  (a)          0.90  (a)         (0.07)  (a)          320

  4.44  +                     12,835           1.09  (a)          1.09  (a)         (0.25)  (a)           51  +
 17.89                        12,297           1.09               1.09              (0.30)               157
 38.32                         7,286           1.10               1.10              (0.30)               107
(21.44) +                      2,208           1.10  (a)          1.10  (a)         (0.31)  (a)          273

  8.43  +                         25           0.83  (a)          0.83  (a)          0.03   (a)           51  +

  1.25% +                   $  9,718           1.05% (a)          1.05% (a)          0.24%  (a)           32% +
 14.31                        21,228           1.11               1.11               0.12                 72
 22.56  +                     19,539           1.21  (a)          1.21  (a)         (0.08)  (a)           22

  1.20  +                     40,678           1.25  (a)          1.25  (a)          0.19   (a)           32  +
 14.13                        49,793           1.31               1.31              (0.04)                72
 22.40  +                     29,798           1.41  (a)          1.41  (a)         (0.27)  (a)           22

 (0.11) +                    132,266           0.95  (a)          0.95  (a)          0.83   (a)           32  +

  0.45% + (b)               $336,291           1.07% (a)          1.02% (a)          2.01%  (a)           13% +
 14.75    (b)                358,152           1.05               1.00               1.36                 39
 27.46                       363,134           1.05               1.05               0.93                149
(19.11)                      347,619           1.04               1.04               0.72                 92
(16.09)                      528,027           1.01               1.01               0.81                156
 12.19                       725,419           1.02               1.02               1.44                 43

  0.33  + (b)                 31,759           1.27  (a)          1.22  (a)          1.85   (a)           13  +
 14.53    (b)                 27,980           1.25               1.20               1.21                 39
 27.23                        19,672           1.25               1.25               0.68                149
(17.33) +                      8,503           1.24  (a)          1.24  (a)          0.55   (a)           92

  0.33    (b)                    145           2.85  (a)          1.37  (a)          1.60   (a)           13  +
 14.53    (b)                    168           5.53               1.35               1.58                 39
  9.07  + (b)                      -  ##     345.59  (a)          1.40  (a)          1.38   (a)          149

  2.02  +                         15           1.02  (a)          0.97  (a)          1.01   (a)           13  +

  0.46% +                   $ 54,350           0.95% (a)          0.95% (a)          0.01%  (a)           28% +
  9.33                       128,626           0.97               0.97               0.15                 79
 29.47                       120,859           0.99               0.99              (0.13)                71
(30.61)                      100,415           1.05               1.05              (0.14)                67
(18.41)                       40,202           1.20               1.20              (0.22)               102
(12.24) + (b)                  5,280           1.60  (a)          1.40  (a)         (0.21)  (a)          143

  0.34  +                     40,132           1.15  (a)          1.15  (a)         (0.14)  (a)           28  +
  9.23                       125,064           1.17               1.17               0.02                 79
 29.35                        72,208           1.19               1.19              (0.35)                71
(28.98) +                     22,698           1.25  (a)          1.25  (a)         (0.27)  (a)           67

  3.88  +                    263,421           0.87  (a)          0.87  (a)         (0.10)  (a)           28  +

+++   Net investment income has been calculated using the average shares method.

*     Commencement of operations

** Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

##    Amount is less than $1,000

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                     NET REALIZED
                                                     AND UNREALIZED
                                                     GAIN (LOSS) ON
                               NET ASSET   NET        INVESTMENTS                 DIVIDENDS                              NET ASSET
          YEAR OR               VALUE,   INVESTMENT   AND FOREIGN     TOTAL FROM  FROM NET  DISTRIBUTIONS                 VALUE,
          PERIOD               BEGINNING  INCOME       CURRENCY       INVESTMENT INVESTMENT FROM CAPITAL     TOTAL        END OF
          ENDED                OF PERIOD  (LOSS)      TRANSACTIONS    OPERATIONS   INCOME      GAINS      DISTRIBUTIONS   PERIOD
------------------------------ --------- ----------  ---------------  ---------- ---------- ------------- -------------  ----------
U.S. GLOBAL LEADERS GROWTH
   TRUST+++
  SERIES I
    6/30/2005 (Unaudited)       $ 13.17    $ 0.02      ($ 0.75)        ($ 0.73)         -            -            -       $ 12.44
    5/3/2004* to 12/31/2004       12.50      0.07         0.66            0.73    ($ 0.06)           -      ($ 0.06)        13.17
  SERIES II
    6/30/2005 (Unaudited)         13.16      0.01        (0.73)          (0.72)         -            -            -         12.44
    5/3/2004* to 12/31/2004       12.50      0.07         0.64            0.71      (0.05)           -        (0.05)        13.16
  SERIES III
    1/23/2005* to 6/30/2005
      (Unaudited)                 12.72         -        (0.28)          (0.28)         -            -            -         12.44
  SERIES NAV
    2/28/2005* to 6/30/2005
      (Unaudited)                 12.79      0.02        (0.36)          (0.34)         -            -            -         12.45

QUANTITATIVE ALL CAP TRUST+++
  SERIES I
    6/30/2005 (Unaudited)       $ 16.64    $ 0.06       $ 0.05          $ 0.11          -      ($ 0.35)     ($ 0.35)      $ 16.40
    12/31/2004                    15.05      0.16         2.02            2.18    ($ 0.11)       (0.48)       (0.59)        16.64
    5/5/2003* to 12/31/2003       12.50      0.02         3.04            3.06      (0.51)           -        (0.51)        15.05
  SERIES II
    6/30/2005 (Unaudited)         16.63      0.04         0.05            0.09          -        (0.35)       (0.35)        16.37
    12/31/2004                    15.05      0.09         2.06            2.15      (0.09)       (0.48)       (0.57)        16.63
    5/5/2003* to 12/31/2003       12.50         - #       3.05            3.05      (0.50)           -        (0.50)        15.05
  SERIES III
    6/30/2005 (Unaudited)         16.64      0.03         0.07            0.10          -        (0.35)       (0.35)        16.39
    12/31/2004                    15.05      0.16         2.02            2.18      (0.11)       (0.48)       (0.59)        16.64
    9/05/2003* to 12/31/2003      14.08      0.06         1.41            1.47      (0.50)           -        (0.50)        15.05
  SERIES NAV
    2/28/2005* to 6/30/2005
     (Unaudited)                  15.38      0.10         0.97            1.07          -            -            -         16.45

ALL CAP CORE TRUST+++
  SERIES I
    6/30/2005 (Unaudited)       $ 15.89    $ 0.05       $ 0.09          $ 0.14    ($ 0.12)           -      ($ 0.12)      $ 15.91
    12/31/2004                    13.72      0.11         2.12            2.23      (0.06)           -        (0.06)        15.89
    12/31/2003                    10.43      0.06         3.23            3.29          -            -            -         13.72
    12/31/2002                    13.95     (0.02)       (3.50)          (3.52)         -            -            -         10.43
    12/31/2001                    17.74     (0.06)       (3.73)          (3.79)         -            -            -         13.95
    12/31/2000                    26.88     (0.06)       (6.47)          (6.53)         -      ($ 2.61)       (2.61)        17.74
  SERIES II
    6/30/2005 (Unaudited)         15.83      0.03         0.10            0.13      (0.10)           -        (0.10)        15.86
    12/31/2004                    13.69      0.08         2.11            2.19      (0.05)           -        (0.05)        15.83
    12/31/2003                    10.43      0.03         3.23            3.26          -            -            -         13.69
    1/28/2002* to 12/31/2002      13.64     (0.02)       (3.19)          (3.21)         -            -            -         10.43
  SERIES NAV
    4/29/2005* to 6/30/2005
      (Unaudited)                 15.22      0.03         0.66            0.69          -            -            -         15.91

LARGE CAP GROWTH TRUST+++
  SERIES I
    6/30/2005 (Unaudited)       $ 10.07    $ 0.02      ($ 0.39)        ($ 0.37)   ($ 0.07)           -      ($ 0.07)      $  9.63
    12/31/2004                     9.51      0.06         0.53            0.59      (0.03)           -        (0.03)        10.07
    12/31/2003                     7.61      0.03         1.89            1.92      (0.02)           -        (0.02)         9.51
    12/31/2002                     9.89      0.02        (2.27)          (2.25)     (0.03)           -        (0.03)         7.61
    12/31/2001                    12.58      0.03        (2.25)          (2.22)         -      ($ 0.47)       (0.47)         9.89
    12/31/2000                    17.23     (0.01)       (2.03)          (2.04)     (0.04)       (2.57)       (2.61)        12.58
  SERIES II
    6/30/2005 (Unaudited)         10.03      0.01        (0.39)          (0.38)     (0.06)           -        (0.06)         9.59
    12/31/2004                     9.48      0.05         0.52            0.57      (0.02)           -        (0.02)        10.03
    12/31/2003                     7.60      0.01         1.90            1.91      (0.03)           -        (0.03)         9.48
    1/28/2002* to 12/31/2002       9.79      0.02        (2.18)          (2.16)     (0.03)           -        (0.03)         7.60
  SERIES NAV
    4/29/2005* to 6/30/2005
     (Unaudited)                   9.37      0.01         0.25            0.26          -            -            -          9.63

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                          RATIO OF
                                                          EXPENSES        RATIO OF NET
                     NET ASSETS        RATIO OF           TO AVERAGE       INVESTMENT
                       END OF          EXPENSES           NET ASSETS       INCOME (LOSS)       PORTFOLIO
    TOTAL             PERIOD         TO AVERAGE         AFTER EXPENSE       TO AVERAGE         TURNOVER
   RETURN             (000'S)         NET ASSETS          REDUCTIONS        NET ASSETS          RATE **
---------------     --------------  --------------     ----------------  --------------      ------------
 (5.54%) +          $   71,225         0.81% (a) -         0.81% (a) -        0.37% (a)          108% + ++
  5.82   +  (b)          2,940         1.49  (a)           1.26  (a)          0.82  (a)            7  +

 (5.47)  +              41,856         1.01  (a) -         1.01  (a) -        0.19  (a)          108  + ++
  5.68   +  (b)          6,658         1.69  (a)           1.46  (a)          0.89  (a)            7  +

  2.39   +  (b)             25         5.74  (a) -         1.11  (a) -        0.02  (a)          108  + ++
                                                                                    (a)

 (2.66)  +             305,735         0.76  (a) -         0.76  (a) -        0.47  (a)          108  + ++

  0.69%  +          $  307,473         0.82% (a)           0.82% (a)          0.70% (a)           57% +
 14.91                 327,274         0.81                0.81               1.05               158
 24.49   +  (b)          2,141         2.59  (a)           1.30  (a)          0.18  (a)           96  +

  0.56   +               4,786         1.02  (a)           1.02  (a)          0.51  (a)           57  +
 14.67                   4,643         1.13                1.13               0.60               158
 24.38   +  (b)          2,542         2.81  (a)           1.50  (a)         (0.02) (a)           96  +

  0.62   +  (b)          1,062         1.73  (a)           1.17  (a)          0.36  (a)           57  +
 14.87      (b)            953         1.77                1.18               1.08               158
 10.42   +  (b)              -  ##   347.32  (a)           1.65  (a)          1.30  (a)           96  +

  6.96   +                   -  ##     0.70  (a)           0.70  (a)          1.86  (a)           57  +

  0.90%  +          $  232,509         0.92% (a)           0.92% (a)          0.64% (a)          161% +
 16.33                 257,072         0.92                0.92               0.75               257
 31.54                 264,170         0.93                0.93               0.49               183
(25.23)                243,484         0.91                0.91              (0.20)              153
(21.36)                494,523         0.91                0.91              (0.41)              121
(27.29)                637,194         0.90                0.90              (0.26)              147

  0.82   +              11,445         1.12  (a)           1.12  (a)          0.44  (a)          161  +
 16.06                  12,991         1.12                1.12               0.56               257
 31.26                  10,246         1.13                1.13               0.29               183
(23.53)  +               4,296         1.11  (a)           1.11  (a)         (0.19) (a)          153

  4.53   +                   -  ##     0.87  (a)           0.87  (a)          1.12  (a)          161  +

 (3.66%) +          $  337,215         0.98% (a)***        0.98% (a)***       0.39% (a)           73% + ++
  6.18                 382,979         0.96                0.96               0.68                50
 25.33                 414,672         0.97                0.97               0.31                62
(22.83)                370,765         0.98                0.98               0.26                92
(17.81)                496,049         0.95                0.95               0.30               123
(14.24)                541,693         0.94                0.94              (0.01)               92

 (3.83)  +              94,429         1.18  (a)***        1.18  (a)***       0.19  (a)           73  + ++
  6.00                  99,710         1.16                1.16               0.51                50
 25.24                  85,866         1.17                1.17               0.12                62
(22.15)  +              31,496         1.18  (a)           1.18  (a)          0.27  (a)           92

  2.77   +             175,120         0.90  (a)***        0.90  (a)***       0.57  (a)           73  + ++

+++   Net investment income has been calculated using the average shares method.

*     Commencement of operations

** Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

##    Amount is less than $1,000

- The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.80% and 0.80% for Series I, 1.00% and 1.00% for Series II, 5.73% and 1.10% for Series III, and 0.72% and 0.72% for Series NAV, respectively.

++ The portfolio turnover rate does not include the assets acquired in the merger.

*** The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.96% and 0.96% for Series I, 1.16% and 1.16% for Series II, and 0.88% and 0.88% for Series NAV, respectively.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                      NET REALIZED
                                                     AND UNREALIZED
                                                     GAIN (LOSS) ON
                               NET ASSET     NET      INVESTMENTS                 DIVIDENDS                              NET ASSET
          YEAR OR               VALUE,    INVESTMENT  AND FOREIGN     TOTAL FROM  FROM NET  DISTRIBUTIONS                 VALUE,
          PERIOD               BEGINNING   INCOME      CURRENCY       INVESTMENT INVESTMENT FROM CAPITAL     TOTAL        END OF
          ENDED                OF PERIOD   (LOSS)    TRANSACTIONS     OPERATIONS   INCOME      GAINS      DISTRIBUTIONS   PERIOD
------------------------------ --------- ----------- ---------------  ---------- ---------- ------------- -------------  ----------
BLUE CHIP GROWTH TRUST+++
  SERIES I
    6/30/2005 (Unaudited)       $16.86    $  0.03      ($ 0.33)        ($ 0.30)   ($ 0.07)          -      ($  0.07)      $ 16.49
    12/31/2004                   15.48       0.08         1.32            1.40      (0.02)          -         (0.02)        16.86
    12/31/2003                   11.99       0.02         3.48            3.50      (0.01)          -         (0.01)        15.48
    12/31/2002                   15.83       0.01        (3.85)          (3.84)         -           -             -         11.99
    12/31/2001                   20.13          -  #     (2.97)          (2.97)         -     ($ 1.33)        (1.33)        15.83
    12/31/2000                   21.64      (0.02)       (0.50)          (0.52)     (0.01)      (0.98)        (0.99)        20.13
  SERIES II
    6/30/2005 (Unaudited)        16.78       0.01        (0.34)          (0.33)         -           -             -         16.45
    12/31/2004                   15.43       0.07         1.29            1.36      (0.01)          -         (0.01)        16.78
    12/31/2003                   11.98          -  #      3.47            3.47      (0.02)          -         (0.02)        15.43
    1/28/2002* to 12/31/2002     15.53          -  #     (3.55)          (3.55)         -           -             -         11.98
  SERIES III
    6/30/2005 (Unaudited)        16.80          -  #     (0.33)          (0.33)     (0.04)          -         (0.04)        16.43
    12/31/2004                   15.48       0.11         1.25            1.36      (0.04)          -         (0.04)        16.80
    9/05/2003* to 12/31/2003     14.36       0.01         1.11            1.12          -           -             -         15.48
  SERIES NAV
    2/28/2005* to 6/30/2005
      (Unaudited)                16.32       0.02         0.22            0.24      (0.10)          -         (0.10)        16.46

U.S. LARGE CAP TRUST+++
  SERIES I
    6/30/2005 (Unaudited)       $14.00    $  0.04      ($ 0.26)         $ 0.22)   ($ 0.06)          -      ($  0.06)      $ 13.72
    12/31/2004                   12.84       0.07         1.13            1.20      (0.04)          -         (0.04)        14.00
    12/31/2003                    9.41       0.05         3.42            3.47      (0.04)          -         (0.04)        12.84
    12/31/2002                   12.61       0.05        (3.22)          (3.17)     (0.03)          -         (0.03)         9.41
    12/31/2001                   13.09       0.04        (0.38)          (0.34)     (0.05)    ($ 0.09)        (0.14)        12.61
    12/31/2000                   12.84       0.07         0.29            0.36      (0.03)      (0.08)        (0.11)        13.09
  SERIES II
    6/30/2005 (Unaudited)        13.92       0.03        (0.25)          (0.22)     (0.02)          -         (0.02)        13.68
    12/31/2004                   12.79       0.04         1.12            1.16      (0.03)          -         (0.03)        13.92
    12/31/2003                    9.41       0.02         3.41            3.43      (0.05)          -         (0.05)        12.79
    1/28/2002* to 12/31/2002     12.35       0.03        (2.94)          (2.91)     (0.03)          -         (0.03)         9.41
  SERIES NAV
    2/28/2005* to 6/30/2005
      (Unaudited)                13.89       0.01        (0.12)          (0.11)     (0.08)          -         (0.08)        13.70

CORE EQUITY TRUST+++
  SERIES I
    6/30/2005 (Unaudited)       $14.23    $  0.01      ($ 0.33)        ($ 0.32)         -           -             -       $ 13.91
    5/3/2004* to 12/31/2004      12.50          -  #      1.73            1.73          -           -             -         14.23
  SERIES II
    6/30/2005 (Unaudited)        14.21      (0.01)       (0.31)          (0.32)         -           -             -         13.89
    5/3/2004* to 12/31/2004      12.50      (0.02)        1.73            1.71          -           -             -         14.21
  SERIES NAV
    2/28/2005* to 6/30/2005
      (Unaudited)                13.71          -  #      0.21            0.21          -           -             -         13.92

STRATEGIC VALUE TRUST+++
  SERIES I
    6/30/2005 (Unaudited)       $11.79    $  0.03      ($ 0.21)        ($ 0.18)   ($ 0.08)    ($ 1.02)     ($  1.10)      $ 10.51
    12/31/2004                   10.03       0.10         1.70            1.80      (0.04)          -         (0.04)        11.79
    12/31/2003                    7.79       0.06         2.18            2.24          -  #        -             -  #      10.03
    12/31/2002                   10.70          -  #     (2.91)          (2.91)         -           -             -          7.79
    4/31/2001* to 12/31/2001     12.50      (0.02)       (1.78)          (1.80)         -           -             -         10.70
  SERIES II
    6/30/2005 (Unaudited)        11.74       0.02        (0.21)          (0.19)     (0.04)      (1.02)        (1.06)        10.49
    12/31/2004                   10.00       0.09         1.68            1.77      (0.03)          -         (0.03)        11.74
    12/31/2003                    7.78       0.05         2.18            2.23      (0.01)          -         (0.01)        10.00
    1/28/2002* to 12/31/2002     10.27          -  #     (2.49)          (2.49)         -           -             -          7.78
  SERIES NAV
    2/28/2005* to 6/30/2005
      (Unaudited)                11.50       0.04         0.08            0.12      (0.12)      (1.02)        (1.14)        10.48

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                           RATIO OF
                                                           EXPENSES       RATIO OF NET
                     NET ASSETS          RATIO OF         TO AVERAGE       INVESTMENT
                       END OF            EXPENSES         NET ASSETS      INCOME (LOSS)        PORTFOLIO
     TOTAL             PERIOD           TO AVERAGE       AFTER EXPENSE     TO AVERAGE           TURNOVER
    RETURN            (000'S)           NET ASSETS        REDUCTIONS        NET ASSETS          RATE **
---------------     -----------      ----------------  ----------------  ---------------      ------------
 (1.79%) + (b)      $   910,435         0.92% (a)***       0.88% (a)***       0.32% (a)          35% + ++
  9.03     (b)        1,309,286         0.91               0.88               0.53               31
 29.17     (b)        1,290,525         0.92               0.90               0.15               35
(24.26)    (b)        1,092,775         0.93               0.91               0.05               39
(14.61)    (b)        1,633,194         0.93               0.92               0.00               48
 (2.76)    (b)        1,999,039         0.92               0.91              (0.07)              48

 (1.97)  + (b)          160,211         1.12  (a)***       1.08  (a)***       0.10  (a)          35  + ++
  8.83     (b)          471,069         1.11               1.08               0.47               31
 29.02     (b)          204,653         1.12               1.10              (0.03)              35
(22.86)  + (b)           61,375         1.13  (a)          1.11  (a)         (0.01) (a)          39

 (1.96)  + (b)              409         2.19  (a)***       1.23  (a)***      (0.05) (a)          35  + ++
  8.79     (b)            1,128         2.69               1.23               0.73               31
  7.80   + (b)                6        19.68  (a)          1.25  (a)          0.12  (a)          35

  1.49   + (b)        1,425,383         0.84  (a)***       0.81  (a)***       0.45  (a)          35  + ++

 (1.57%) +          $   497,167         0.93% (a)          0.93% (a)          0.56% (a)          16% +
  9.39                  639,099         0.93   -           0.93   -           0.53               46    ++
 37.06                  413,803         0.93               0.93               0.43               34
(25.18)                 382,248         0.94               0.94               0.43               42
 (2.54)                 518,621         0.93               0.93               0.32               38
  2.78                  435,395         0.93               0.93               0.53               31

 (1.61)  +              128,859         1.13  (a)          1.13  (a)          0.41  (a)          16  +
  9.11                  239,922         1.13   -           1.13   -           0.34               46    ++
 36.68                  143,409         1.13               1.13               0.21               34
(23.61)  +               59,287         1.14  (a)          1.14  (a)          0.35  (a)          42

 (0.78)  +                1,926         0.79  (a)          0.79  (a)          0.21  (a)          16  +

 (2.25%) +          $     3,773         0.91% (a)          0.91% (a)          0.07% (a)           6% +
 13.84   +              194,286         0.96  (a)          0.96  (a)         (0.05) (a)           6  +

 (2.25)  +               44,203         1.11  (a)          1.11  (a)         (0.16) (a)           6  +
 13.68   +              237,309         1.16  (a)          1.16  (a)         (0.26) (a)           6  +

  1.53   +              516,485         0.84  (a)          0.84  (a)          0.02  (a)           6  +

 (1.42%) +          $    45,680         0.98% (a)          0.98% (a)          0.63% (a)          30% +
 17.98                   86,592         0.99               0.99               0.98               96
 28.78                   95,602         1.04               1.04               0.69               62
(27.20)                  34,153         1.14               1.14               0.04              109
(14.40)  + (b)           33,428         1.46  (a)          1.40  (a)         (0.27) (a)          86

 (1.56)  +               29,243         1.18  (a)          1.18  (a)          0.37  (a)          30  +
 17.79                   71,407         1.19               1.19               0.87               96
 28.68                   47,466         1.24               1.24               0.55               62
(24.25)  +                5,904         1.34  (a)          1.34  (a)          0.04  (a)         109

  0.17   +              101,704         0.90  (a)          0.90  (a)          0.70  (a)          30  +

+++   Net investment income has been calculated using the average shares method.

*     Commencement of operations

** Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

- The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.92%, 1.12% and 1.27% for Series I, Series II, and Series III, respectively.

++ The portfolio turnover rate does not include the assets acquired in the merger.

*** The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.90% and 0.86% for Series I, 1.10% and 1.06% for Series II, 2.17% and 1.21% for Series III, and 0.82% and 0.79% for Series NAV, respectively.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

   The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                      NET REALIZED
                                                     AND UNREALIZED
                                                     GAIN (LOSS) ON
                               NET ASSET     NET      INVESTMENTS                 DIVIDENDS                               NET ASSET
          YEAR OR               VALUE,    INVESTMENT  AND FOREIGN     TOTAL FROM  FROM NET  DISTRIBUTIONS                  VALUE,
          PERIOD               BEGINNING   INCOME      CURRENCY       INVESTMENT INVESTMENT FROM CAPITAL     TOTAL         END OF
          ENDED                OF PERIOD   (LOSS)    TRANSACTIONS     OPERATIONS   INCOME      GAINS      DISTRIBUTIONS    PERIOD
------------------------------ --------- ----------- ---------------  ---------- ---------- ------------- -------------   ---------
LARGE CAP VALUE TRUST+++
  SERIES I
     6/30/2005 (Unaudited)       $18.79   $  0.05      $   1.12         $ 1.17          -            -            -        $ 19.96
     12/31/2004                   15.66      0.20          3.19           3.39    ($ 0.12)     ($ 0.14)     ($ 0.26)         18.79
     5/5/2003* to 12/31/2003      12.50         - #        3.46           3.46      (0.30)           -        (0.30)         15.66
  SERIES II
     6/30/2005 (Unaudited)        18.74      0.02          1.14           1.16          -            -            -          19.90
     12/31/2004                   15.64      0.17          3.18           3.35      (0.11)       (0.14)       (0.25)         18.74
     5/5/2003* to 12/31/2003      12.50     (0.03)         3.47           3.44      (0.30)           -        (0.30)         15.64
  SERIES NAV
     2/28/2005* to 6/30/2005
       (Unaudited)                19.80      0.03          0.14           0.17          -            -            -          19.97

CLASSIC VALUE TRUST+++
  SERIES I
     6/30/2005 (Unaudited)       $13.84   $  0.05      $   0.32         $ 0.37          - #    ($ 0.01)     ($ 0.01)       $ 14.20
     5/3/2004* to 12/31/2004      12.50      0.05          1.36           1.41    ($ 0.03)       (0.04)       (0.07)         13.84
  SERIES II
     6/30/2005 (Unaudited)        13.83      0.04          0.32           0.36          -        (0.01)       (0.01)         14.18
     5/3/2004* to 12/31/2004      12.50      0.04          1.36           1.40      (0.03)       (0.04)       (0.07)         13.83
  SERIES NAV
     4/29/2005* to 6/30/2005
       (Unaudited)                13.42      0.02          0.77           0.79          -            -            -          14.21

UTILITIES TRUST+++
  SERIES I
     6/30/2005 (Unaudited)       $12.08   $  0.12      $   0.84         $ 0.96    ($ 0.06)     ($ 0.76)     ($ 0.82)       $ 12.22
     12/31/2004                    9.43      0.19          2.56           2.75      (0.10)           -        (0.10)         12.08
     12/31/2003                    7.11      0.13          2.29           2.42      (0.10)           -        (0.10)          9.43
     12/31/2002                    9.29      0.15         (2.33)         (2.18)         - #          -            -  #        7.11
     4/30/2001* to 12/31/2001     12.50      0.07         (3.23)         (3.16)     (0.05)           -        (0.05)          9.29
  SERIES II
     6/30/2005 (Unaudited)        12.02      0.11          0.83           0.94      (0.04)       (0.76)       (0.80)         12.16
     12/31/2004                    9.39      0.17          2.55           2.72      (0.09)           -        (0.09)         12.02
     12/31/2003                    7.10      0.11          2.29           2.40      (0.11)           -        (0.11)          9.39
     01/28/2002* to 12/31/2002     8.77      0.12         (1.79)         (1.67)         - #          -            -  #        7.10
  SERIES III
     6/30/2005 (Unaudited)        12.03      0.09          0.84           0.93      (0.06)       (0.76)       (0.82)         12.14
     12/31/2004                    9.43      0.18          2.53           2.71      (0.11)           -        (0.11)         12.03
     9/05/2003* to 12/31/2003      8.48      0.07          0.88           0.95          -            -            -           9.43
  SERIES NAV
     4/29/2005* to 6/30/2005
       (Unaudited)                11.34      0.06          0.80           0.86          -            -            -          12.20

REAL ESTATE SECURITIES
   TRUST+++
  SERIES I
     6/30/2005 (Unaudited)       $26.81   $  0.40      $   0.84         $ 1.24    ($ 0.55)     ($ 3.79)     ($ 4.34)       $ 23.71
     12/31/2004                   20.85      0.76          5.74           6.50      (0.54)           -        (0.54)         26.81
     12/31/2003                   15.44      0.69          5.20           5.89      (0.48)           -        (0.48)         20.85
     12/31/2002                   15.52      0.83         (0.38)          0.45      (0.53)           -        (0.53)         15.44
     12/31/2001                   15.57      0.75         (0.30)          0.45      (0.50)           -        (0.50)         15.52
     12/31/2000                   12.89      0.67          2.53           3.20      (0.52)           -        (0.52)         15.57
  SERIES II
     6/30/2005 (Unaudited)        26.69      0.35          0.87           1.22      (0.42)       (3.79)       (4.21)         23.70
     12/31/2004                   20.79      0.74          5.69           6.43      (0.53)           -        (0.53)         26.69
     12/31/2003                   15.43      0.60          5.25           5.85      (0.49)           -        (0.49)         20.79
     1/28/2002* to 12/31/2002     15.44      0.85         (0.33)          0.52      (0.53)           -        (0.53)         15.43
  SERIES III
     6/30/2005 (Unaudited)        26.71      0.36          0.82           1.18      (0.54)       (3.79)       (4.33)         23.56
     12/31/2004                   20.85      0.85          5.57           6.42      (0.56)           -        (0.56)         26.71
     09/05/2003* to 12/31/2003    18.87      0.12          1.86           1.98          -            -            -          20.85
  SERIES NAV
     2/28/2005* to 6/30/2005
       (Unaudited)                25.30      0.33          2.42           2.75      (0.60)       (3.79)       (4.39)         23.66

   The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                          RATIO OF
                                                          EXPENSES        RATIO OF NET
                    NET ASSETS        RATIO OF           TO AVERAGE       INVESTMENT
                      END OF          EXPENSES           NET ASSETS       INCOME (LOSS)       PORTFOLIO
    TOTAL            PERIOD         TO AVERAGE         AFTER EXPENSE       TO AVERAGE         TURNOVER
   RETURN            (000'S)         NET ASSETS          REDUCTIONS        NET ASSETS          RATE **
---------------     -----------     -------------     ----------------  ---------------      ------------
   6.23% +          $ 14,878           0.97% (a)          0.97% (a)          0.49%  (a)          38% +
  21.80               71,159           1.03               1.03               1.22               109
  27.65  +  (b)        6,203           2.86  (a)          1.40  (a)         (0.02)  (a)         105

   6.19  +            67,555           1.17  (a)          1.17  (a)          0.25   (a)          38  +
  21.53              101,505           1.23               1.23               1.00               109
  27.49  +  (b)        7,977           3.06  (a)          1.60  (a)         (0.27)  (a)         105

   0.86  +           155,541           0.87  (a)          0.87  (a)          0.44   (a)          38  +

   2.67% +          $  4,443           1.20% (a)          1.20% (a)          0.76%  (a)          29% +
  11.31  +  (b)        3,256           1.48  (a)          1.42  (a)          0.59   (a)           9  +

   2.60  +            15,885           1.40  (a)          1.40  (a)          0.53   (a)          29  +
  11.17  +  (b)       11,103           1.68  (a)          1.62  (a)          0.44   (a)           9  +

   5.89  +               179           1.13  (a)          1.13  (a)          0.90   (a)          29  +

   8.31% +          $ 76,144           1.08% (a)          1.08% (a)          2.00%  (a)          40% +
  29.42               60,487           1.15               1.15               1.87               106
  34.53               34,440           1.31               1.31               1.64               131
 (23.46)              20,607           1.28               1.28               1.99                89
 (25.30) +  (b)       18,260           1.51  (a)          1.40  (a)          1.07   (a)          81

   8.19  +            47,433           1.28  (a)          1.28  (a)          1.81   (a)          40  +
  29.23               37,804           1.35               1.35               1.68               106
  34.25               20,494           1.51               1.51               1.36               131
 (19.04) +             6,540           1.48  (a)          1.48  (a)          1.83   (a)          89

   8.10  +  (b)          144           3.21  (a)          1.43  (a)          1.48   (a)          40  +
  29.01     (b)          102           7.03               1.50               1.70               106
  11.20  +  (b)            - ##      347.24  (a)          1.66  (a)          2.39   (a)         131

   7.58  +               230           1.01  (a)          1.01  (a)          2.96   (a)          40  +

   6.63% +          $409,383           0.81% (a)***       0.81% (a)***       3.33%  (a)          43% +  ++
  32.04              612,469           0.80               0.80               3.38                82
  39.15              447,860           0.80               0.80               3.93                30
   2.58              303,070           0.84               0.84               5.28                74
   3.15              220,919           0.83               0.83               4.96               116
  25.71              257,641           0.76               0.76               4.89               147

   6.53  +           140,904           1.01  (a)***       1.01  (a)***       2.86   (a)          43  +  ++
  31.77              373,878           1.00               1.00               3.29                82
  38.93              168,405           1.00               1.00               3.33                30
   3.05  +            48,749           1.04  (a)          1.04  (a)          6.03   (a)          74

   6.41  +  (b)        1,275           1.80  (a)***       1.16  (a)***       2.98   (a)          43  +  ++
  31.68     (b)        1,869           2.45               1.15               3.64                82
  10.49  +  (b)           21          11.07  (a)          1.15  (a)          1.94   (a)          30

  13.03  +           803,169           0.73  (a)***       0.73  (a)***       4.34   (a)          43  +  ++

+++   Net investment income has been calculated using the average shares method.

*     Commencement of operations

** Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

##    Amount is less than $1,000

++ The portfolio turnover rate does not include the assets acquire in the merger.

*** The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.80% and 0.80% for Series I, 1.00% and 1.00% for Series II, 1.79% and 1.15% for Series III, and 0.72% and 0.72% for Series NAV, respectively.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

   The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  NET REALIZED
                                                                 AND UNREALIZED                                     DISTRIBUTIONS
                                                                 GAIN (LOSS) ON                                      FROM EXCESS
                                            NET ASSET     NET     INVESTMENTS               DIVIDENDS                   OF NET
                 YEAR OR                      VALUE,  INVESTMENT  AND FOREIGN   TOTAL FROM  FROM NET  DISTRIBUTIONS   INVESTMENT
                 PERIOD                     BEGINNING   INCOME      CURRENCY    INVESTMENT INVESTMENT  FROM CAPITAL    INCOME/
                  ENDED                     OF PERIOD   (LOSS)    TRANSACTIONS  OPERATIONS   INCOME       GAINS         GAINS
---------------------------------------     --------- ---------- -------------- ---------- ---------- ------------- -------------
SMALL CAP OPPORTUNITIES TRUST+++
 SERIES I
   6/30/2005 (Unaudited)                     $ 21.62    $0.04         $0.19        $0.23          -       ($0.42)            -
   12/31/2004                                  17.50     0.16          4.28         4.44     ($0.02)       (0.30)            -
   5/5/2003* to 12/31/2003                     12.50     0.10          4.90         5.00          -            -
 SERIES II
   6/30/2005 (Unaudited)                       21.55     0.02          0.19         0.21          -        (0.42)            -
   12/31/2004                                  17.48     0.15          4.24         4.39      (0.02)       (0.30)            -
   5/5/2003* to 12/31/2003                     12.50     0.02          4.96         4.98          -            -             -
 SERIES NAV
   2/28/2005* to 6/30/2005 (Unaudited)         21.40     0.07          0.38         0.45      (0.11)       (0.42)            -
                                             -------    -----         -----        -----      -----        -----         -----

SMALL CAP VALUE TRUST(O)
 SERIES I
   4/29/2005* to 6/30/2005 (Unaudited)+++    $ 18.45    $0.03         $1.77        $1.80          -            -             -
 SERIES II
   4/29/2005* to 6/30/2005 (Unaudited)+++      18.45     0.03          1.76         1.79          -            -             -
 SERIES NAV
   6/30/2005 (Unaudited)+++                    19.42     0.08          0.77         0.85     ($0.03)           -             -
   12/31/2004++++                              16.56     0.19          3.99         4.18          -       ($1.16)       ($0.16)
   12/31/2003++++                              12.55     0.09          4.66         4.75          -        (0.65)        (0.09)
   12/31/2002++++ (c)                          13.76     0.08         (0.96)       (0.88)         -        (0.11)        (0.09)
   12/31/2001++++                              11.70     0.09          2.14         2.23          -        (0.08)        (0.09)
   12/31/2000++++                              10.13     0.01          3.37         3.38          -        (1.80)        (0.01)
                                             -------    -----         -----        -----      -----        -----         -----

SMALL COMPANY VALUE TRUST+++
 SERIES I
   6/30/2005 (Unaudited)                     $ 21.18    $0.01        ($0.22)      ($0.21)    ($0.06)      ($0.34)            -
   12/31/2004                                  17.14     0.09          4.20         4.29      (0.03)       (0.22)            -
   12/31/2003                                  12.90     0.04          4.28         4.32      (0.06)       (0.02)            -
   12/31/2002                                  13.80     0.08         (0.88)       (0.80)     (0.04)       (0.06)            -
   12/31/2001                                  12.98     0.09          0.76         0.85      (0.03)           -             -
   12/31/2000                                  12.27     0.04          0.69         0.73      (0.02)           -             -
 SERIES II
   6/30/2005 (Unaudited)                       21.10    (0.01)        (0.23)       (0.24)     (0.01)       (0.34)            -
   12/31/2004                                  17.10     0.06          4.18         4.24      (0.02)       (0.22)            -
   12/31/2003                                  12.89     0.01          4.29         4.30      (0.07)       (0.02)            -
   1/28/2002* to 12/31/2002                    13.83     0.13         (0.97)       (0.84)     (0.04)       (0.06)            -
 SERIES NAV
   2/28/2005* to 6/30/2005 (Unaudited)         21.03     0.03         (0.09)       (0.06)     (0.09)       (0.34)            -
                                             -------    -----         -----        -----      -----       ------         -----

SPECIAL VALUE TRUST+++
 SERIES I
   6/30/2005 (Unaudited)                     $ 18.68   ($0.01)       ($0.09)      ($0.10)         -       ($0.07)            -
   12/31/2004                                  15.82     0.04          3.11         3.15          -        (0.29)            -
   5/5/2003* to 12/31/2003                     12.50    (0.04)         3.36         3.32          -            -             -
 SERIES II
   6/30/2005 (Unaudited)                       18.62    (0.02)        (0.11)       (0.13)         -        (0.07)            -
   12/31/2004                                  15.80     0.02          3.09         3.11          -        (0.29)            -
   5/5/2003* to 12/31/2003                     12.50    (0.06)         3.36         3.30          -            -             -
 SERIES III
   6/30/2005 (Unaudited)                       18.68    (0.03)        (0.09)       (0.12)         -        (0.07)            -
   12/31/2004                                  15.82     0.05          3.10         3.15          -        (0.29)            -
   09/05/2003* to 12/31/2003                   14.65     0.01          1.16         1.17          -            -             -
 SERIES NAV
   2/28/2005* to 6/30/2005 (Unaudited)         18.43     0.01          0.14         0.15          -        (0.07)            -
                                             -------    -----         -----        -----      -----       ------         -----

                                         DISTRIBUTIONS               NET ASSET
                 YEAR OR                    FROM                      VALUE,
                 PERIOD                    CAPITAL         TOTAL      END OF
                  ENDED                    PAID-IN     DISTRIBUTIONS  PERIOD
---------------------------------------  ------------- ------------- ---------
SMALL CAP OPPORTUNITIES TRUST+++
 SERIES I
   6/30/2005 (Unaudited)                         -        ($0.42)      $21.43
   12/31/2004                                    -         (0.32)       21.62
   5/5/2003* to 12/31/2003                                     -        17.50
 SERIES II
   6/30/2005 (Unaudited)                         -         (0.42)       21.34
   12/31/2004                                    -         (0.32)       21.55
   5/5/2003* to 12/31/2003                       -             -        17.48
 SERIES NAV
   2/28/2005* to 6/30/2005 (Unaudited)           -         (0.53)       21.32
                                             -----         -----       ------

SMALL CAP VALUE TRUST(O)
 SERIES I
   4/29/2005* to 6/30/2005 (Unaudited)+++        -             -       $20.25
 SERIES II
   4/29/2005* to 6/30/2005 (Unaudited)+++        -             -        20.24
 SERIES NAV
   6/30/2005 (Unaudited)+++                      -        ($0.03)       20.24
   12/31/2004++++                                -         (1.32)       19.42
   12/31/2003++++                                -         (0.74)       16.56
   12/31/2002++++ (c)                       ($0.13)        (0.33)       12.55
   12/31/2001++++                                -         (0.17)       13.76
   12/31/2000++++                                -         (1.81)       11.70
                                             -----         -----       ------

SMALL COMPANY VALUE TRUST+++
 SERIES I
   6/30/2005 (Unaudited)                         -        ($0.40)      $20.57
   12/31/2004                                    -         (0.25)       21.18
   12/31/2003                                    -         (0.08)       17.14
   12/31/2002                                    -         (0.10)       12.90
   12/31/2001                                    -         (0.03)       13.80
   12/31/2000                                    -         (0.02)       12.98
 SERIES II
   6/30/2005 (Unaudited)                         -         (0.35)       20.51
   12/31/2004                                    -         (0.24)       21.10
   12/31/2003                                    -         (0.09)       17.10
   1/28/2002* to 12/31/2002                      -         (0.10)       12.89
 SERIES NAV
   2/28/2005* to 6/30/2005 (Unaudited)           -         (0.43)       20.54
                                             -----         -----       ------

SPECIAL VALUE TRUST+++
 SERIES I
   6/30/2005 (Unaudited)                         -        ($0.07)      $18.51
   12/31/2004                                    -         (0.29)       18.68
   5/5/2003* to 12/31/2003                       -             -        15.82
 SERIES II
   6/30/2005 (Unaudited)                         -         (0.07)       18.42
   12/31/2004                                    -         (0.29)       18.62
   5/5/2003* to 12/31/2003                       -             -        15.80
 SERIES III
   6/30/2005 (Unaudited)                         -         (0.07)       18.49
   12/31/2004                                    -         (0.29)       18.68
   09/05/2003* to 12/31/2003                     -             -        15.82
 SERIES NAV
   2/28/2005* to 6/30/2005 (Unaudited)           -         (0.07)       18.51
                                             -----         -----       ------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                               RATIO OF
                                               EXPENSES    RATIO OF NET
                NET ASSETS     RATIO OF       TO AVERAGE    INVESTMENT
                  END OF       EXPENSES       NET ASSETS   INCOME (LOSS)  PORTFOLIO
    TOTAL         PERIOD      TO AVERAGE     AFTER EXPENSE  TO AVERAGE     TURNOVER
    RETURN        (000's)     NET ASSETS      REDUCTIONS    NET ASSETS     RATE **
--------------  ----------- ---------------  ------------- -------------  ----------
   1.21% +      $145,708      1.10% (a) ***  1.10% (a) ***    0.36% (a)     39% + ++
  25.78           95,032      1.13           1.13             0.88          40
  40.00  +        35,587      1.23  (a)      1.23  (a)        0.33  (a)     17

   1.12  +        82,584      1.30  (a) ***  1.30  (a) ***    0.18  (a)     39  + ++
  25.48          126,627      1.33           1.33             0.81          40
  39.84  +        33,352      1.43  (a)      1.43  (a)        0.23  (a)     17

   2.27  +       236,914      1.06  (a) ***  1.06  (a) ***    1.07  (a)     39  + ++
  -----          -------    ------           ----             ----         ---

   9.76% +      $     15      1.26% (a)      1.26% (a)        1.09% (a)     55% +

   9.70  +         2,854      1.46  (a)      1.46  (a)        0.85  (a)     55  +

   4.39  +       255,238      1.08  (a)      1.08  (a)        0.58  (a)     55  +
  25.45    (b)   246,667      1.06           1.05  (d)        1.11          33
  37.97    (b)   189,773      1.06           1.05  (d)        0.67          30
  (6.43)   (b)   120,070      1.04           1.04             0.62          41
  19.10    (b)   103,224      1.08           1.05             0.87          60
  34.19    (b)    29,436      1.29           1.05             0.13         221
  -----          -------    ------           ----             ----         ---

  (0.96%)+ (b)  $422,626      1.11% (a)      1.10% (a)        0.09% (a)      3% +
  25.31          521,475      1.10           1.10             0.50           9
  33.66          385,926      1.11           1.11             0.26          14
  (5.93)   (b)   305,338      1.12           1.11             0.61          19
   6.54    (b)   213,046      1.16           1.15             0.72         119
   5.93          115,982      1.24           1.24             0.35         178

  (1.08) + (b)   199,985      1.31  (a)      1.30  (a)       (0.12) (a)      3  +
  25.06          278,497      1.30           1.30             0.32           9
  33.56          147,770      1.31           1.31             0.06          14
  (6.20) + (b)    50,843      1.32  (a)      1.31  (a)        1.12  (a)     19

  (0.24) + (b)   164,467      1.03  (a)      1.02  (a)        0.39  (a)      3  +
  -----          -------    ------           ----             ----         ---

  (0.52%)+      $  3,209      1.22% (a)      1.22% (a)       (0.12%)(a)      7% +
  20.18           17,157      1.33           1.33             0.23          16
  26.56  + (b)    10,896      1.64  (a)      1.55  (a)       (0.44) (a)     26

  (0.69) +        25,556      1.42  (a)      1.42  (a)       (0.18) (a)      7  +
  19.95           16,704      1.53           1.53             0.09          16
  26.40  + (b)     6,749      1.84  (a)      1.75  (a)       (0.68) (a)     26

  (0.63) + (b)       301      2.59  (a)      1.57  (a)       (0.38) (a)      7  +
  20.18    (b)       398      3.39           1.68             0.28          16
   7.99  + (b)         - ## 208.58  (a)      1.90  (a)        0.27  (a)     26

   0.84  +        24,894      1.12  (a)      1.12  (a)        0.18  (a)      7  +
  -----          -------    ------           ----             ----         ---

+++   Net investment income has been calculated using the average shares method.

++++  Net investment income has been calculated using the SEC method.

*     Commencement of operations

** Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

##    Amount is less than $1,000

++ The portfolio turnover rate does not include the assets acquired in the merger.

*** The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.08% and 1.08% for Series I, 1.28% and 1.28% for Series II, and 1.04% and 1.04% for Series NAV, respectively.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.


(c)   Certain amounts in 2002 have been reclassified to permit comparison

(d) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements

(O) Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29, 2005, a reorganization of the JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                               NET REALIZED
                                                               AND UNREALIZED                                     DISTRIBUTIONS
                                                               GAIN (LOSS) ON                                      FROM EXCESS
                                          NET ASSET    NET       INVESTMENTS             DIVIDENDS                   OF NET
                  YEAR OR                  VALUE,   INVESTMENT  AND FOREIGN   TOTAL FROM  FROM NET  DISTRIBUTIONS  INVESTMENT
                  PERIOD                  BEGINNING   INCOME     CURRENCY     INVESTMENT INVESTMENT  FROM CAPITAL    INCOME/
                   ENDED                  OF PERIOD   (LOSS)   TRANSACTIONS   OPERATIONS   INCOME       GAINS         GAINS
----------------------------------------- --------- ---------- -------------- ---------- ---------- ------------- -------------
MID VALUE TRUST (o)
 SERIES I
   4/29/2005* to 6/30/2005 (Unaudited)+++  $ 11.05      0.02        $0.65        $0.67          -           -             -
 SERIES II
   4/29/2005* to 6/30/2005 (Unaudited)+++    11.05         - #       0.65         0.65          -           -             -
 SERIES NAV
   6/30/2005 (Unaudited)+++                  11.67    $ 0.01         0.03         0.04     ($0.01)          -             -
   12/31/2004++++                            10.98      0.06         1.97         2.03      (0.04)     ($1.30)            -
   12/31/2003++++ (d)                         8.28      0.04         3.69         3.73      (0.37)      (0.50)            -
   12/31/2002++++ (d)                         9.82      0.04        (1.54)       (1.50)     (0.04)          -             -
   12/31/2001++++                             9.82      0.05         0.00         0.05      (0.05)          -             -
   12/31/2000++++                             9.82      0.05         0.39         0.44      (0.05)      (0.32)       ($0.05)
                                           -------    ------        -----        -----      -----       -----         -----

MID CAP VALUE TRUST+++
 SERIES I
   6/30/2005 (Unaudited)                   $ 18.14    $ 0.06        $0.32        $0.38     ($0.08)     ($0.62)            -
   12/31/2004                                14.65      0.10         3.47         3.57      (0.08)          -             -
   12/31/2003                                11.74      0.09         2.87         2.96      (0.05)          -             -
   12/31/2002                                13.06      0.11        (1.43)       (1.32)         -           -             -
   4/30/2001* to 12/31/2001                  12.50      0.06         0.53         0.59      (0.03)          -             -
 SERIES II
   6/30/2005 (Unaudited)                     18.08      0.04         0.33         0.37      (0.05)      (0.62)            -
   12/31/2004                                14.62      0.07         3.46         3.53      (0.07)          -             -
   12/31/2003                                11.74      0.07         2.86         2.93      (0.05)          -             -
   1/28/2002* to 12/31/2002                  12.63      0.09        (0.98)       (0.89)         -           -             -
 SERIES III
   6/30/2005 (Unaudited)                     18.08      0.03         0.32         0.35      (0.08)      (0.62)            -
   12/31/2004                                14.65      0.03         3.50         3.53      (0.10)          -             -
   9/05/2003* to 12/31/2003                  13.38      0.01         1.26         1.27          -           -             -
 SERIES NAV
   2/28/2005* to 6/30/2005 (Unaudited)       18.08      0.05         0.41         0.46      (0.11)      (0.62)            -
                                           -------    ------        -----        -----      -----       -----         -----

VALUE TRUST+++
 SERIES I
   6/30/2005 (Unaudited)                   $ 19.57    $ 0.03        $0.47        $0.50     ($0.12)          -             -
   12/31/2004                                17.09      0.10         2.48         2.58      (0.10)          -             -
   12/31/2003                                12.49      0.10         4.67         4.77      (0.17)          -             -
   12/31/2002                                16.47      0.14        (3.82)       (3.68)     (0.12)     ($0.18)            -
   12/31/2001                                16.48      0.15         0.40         0.55      (0.11)      (0.45)            -
   12/31/2000                                13.23      0.14         3.11         3.25          -           -
 SERIES II
   6/30/2005 (Unaudited)                     19.50      0.02         0.47         0.49      (0.09)          -             -
   12/31/2004                                17.04      0.07         2.48         2.55      (0.09)          -             -
   12/31/2003                                12.48      0.06         4.68         4.74      (0.18)          -             -
   1/28/2002* to 12/31/2002                  16.26      0.12        (3.60)       (3.48)     (0.12)      (0.18)            -
 SERIES NAV
   4/29/2005* to 6/30/2005 (Unaudited)       19.88      0.03         0.04         0.07          -           -             -
                                           -------    ------        -----        -----      -----       -----         -----

                                          DISTRIBUTIONS               NET ASSET
                  YEAR OR                     FROM                      VALUE,
                  PERIOD                     CAPITAL        TOTAL       END OF
                   ENDED                     PAID-IN    DISTRIBUTIONS   PERIOD
----------------------------------------- ------------- ------------- ---------
MID VALUE TRUST (o)
 SERIES I
   4/29/2005* to 6/30/2005 (Unaudited)+++         -              -      $11.72
 SERIES II
   4/29/2005* to 6/30/2005 (Unaudited)+++         -              -       11.70
 SERIES NAV
   6/30/2005 (Unaudited)+++                       -         ($0.01)      11.70
   12/31/2004++++                                 -          (1.34)      11.67
   12/31/2003++++ (d)                        ($0.16)         (1.03)      10.98
   12/31/2002++++ (d)                             - #        (0.04)       8.28
   12/31/2001++++                                 -          (0.05)       9.82
   12/31/2000++++                             (0.02)         (0.44)       9.82
                                              -----          -----      ------

MID CAP VALUE TRUST+++
 SERIES I
   6/30/2005 (Unaudited)                          -         ($0.70)     $17.82
   12/31/2004                                     -          (0.08)      18.14
   12/31/2003                                     -          (0.05)      14.65
   12/31/2002                                     -              -       11.74
   4/30/2001* to 12/31/2001                       -          (0.03)      13.06
 SERIES II
   6/30/2005 (Unaudited)                          -          (0.67)      17.78
   12/31/2004                                     -          (0.07)      18.08
   12/31/2003                                     -          (0.05)      14.62
   1/28/2002* to 12/31/2002                       -              -       11.74
 SERIES III
   6/30/2005 (Unaudited)                          -          (0.70)      17.73
   12/31/2004                                     -          (0.10)      18.08
   9/05/2003* to 12/31/2003                       -              -       14.65
 SERIES NAV
   2/28/2005* to 6/30/2005 (Unaudited)            -          (0.73)      17.81
                                              -----          -----      ------

VALUE TRUST+++
 SERIES I
   6/30/2005 (Unaudited)                          -         ($0.12)     $19.95
   12/31/2004                                     -          (0.10)      19.57
   12/31/2003                                     -          (0.17)      17.09
   12/31/2002                                     -          (0.30)      12.49
   12/31/2001                                     -          (0.56)      16.47
   12/31/2000                                                    -       16.48
 SERIES II
   6/30/2005 (Unaudited)                          -          (0.09)      19.90
   12/31/2004                                     -          (0.09)      19.50
   12/31/2003                                     -          (0.18)      17.04
   1/28/2002* to 12/31/2002                       -          (0.30)      12.48
 SERIES NAV
   4/29/2005* to 6/30/2005 (Unaudited)            -              -       19.95
                                              -----          -----      ------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                             RATIO OF
                                             EXPENSES     RATIO OF NET
                  NET ASSETS   RATIO OF     TO AVERAGE     INVESTMENT
                    END OF     EXPENSES     NET ASSETS    INCOME (LOSS)  PORTFOLIO
    TOTAL           PERIOD    TO AVERAGE   AFTER EXPENSE   TO AVERAGE     TURNOVER
    RETURN          (000's)   NET ASSETS    REDUCTIONS     NET ASSETS     RATE **
--------------  ------------- -----------  -------------  -------------  ----------
    6.06% + (b)    $      1     1.16%(a)      1.13%(a)      1.06% (a)       23%+

    5.88 + (b)          860     1.36 (a)      1.33 (a)      0.07  (a)       23 +

    0.30 + (b)      160,481     1.11 (a)      1.08 (a)      0.25  (a)       23 +
   18.74   (b)      178,895     1.22          1.15 (c)      0.50           196 ++
   45.15   (b)       93,902     1.19          1.15          0.45           125
  (15.19)  (b)       48,143     1.12          0.96          0.50           125
    0.53   (b)       46,446     1.15          0.90          0.52            97
    4.63   (b)       21,636     1.23          0.90          0.56            95
  ------            -------     ----          ----          ----           ---

    2.21%+        $ 363,544     0.95%(a)      0.95%(a)      0.64% (a)        8%+
   24.46            398,736     0.97          0.97          0.61            19
   25.36            283,432     0.99          0.99          0.76            34
  (10.11)           269,345     1.02          1.02          0.92            24
    4.72 +           80,737     1.15 (a)      1.15 (a)      0.75  (a)       23

    2.13 +          244,244     1.15 (a)      1.15 (a)      0.44  (a)        8 +
   24.22            295,799     1.17          1.17          0.42            19
   25.14            171,216     1.19          1.19          0.54            34
   (7.05)+           71,096     1.22 (a)      1.22 (a)      0.83  (a)       24

    2.03 + (b)        1,008     1.89 (a)      1.30 (a)      0.29  (a)        8 +
   24.19   (b)        1,385     2.15          1.32          0.21            19
    9.49 + (b)            2    42.62 (a)      1.34 (a)      0.14  (a)       34

    2.64 +          135,370     0.87 (a)      0.87 (a)      0.81  (a)        8 +
  ------            -------     ----          ----          ----           ---

    2.58% +       $ 253,338     0.86%(a)      0.86%(a)      0.36% (a)       40%+
   15.18            306,569     0.85          0.85          0.58            80
   38.76            272,292     0.87          0.87          0.71           186
  (22.80)           238,370     0.86          0.86          0.94            52
    3.42            360,027     0.86          0.86          0.92            27
   24.57            189,245     0.86          0.86          1.05            65

    2.51 +           41,190     1.06 (a)      1.06 (a)      0.16  (a)       40+
   15.04             48,622     1.05          1.05          0.40            80
   38.60             28,744     1.07          1.07          0.44           186
  (21.87)+           11,473     1.06 (a)      1.06 (a)      1.02  (a)       52

    5.56 +               89     0.80 (a)      0.80 (a)      1.07  (a)       40 +
  ------            -------     ----          ----          ----           ---

+++   Net investment income has been calculated using the average shares method.

++++  Net investment income has been calculated using the SEC method.

*     Commencement of operations

** Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

++ The portfolio turnover rate does not include the assets acquired in the merger.

#     Amount is less than $.01 per share.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

(c) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements

(d) Certain amounts in 2002 and 2003 have been reclassified to permit comparison

(O) Former John Hancock Variable Series Trust I ("JHVST") Portfolio On April 29, 2005, a reorganization of the JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                            NET REALIZED
                                                            AND UNREALIZED                                     DISTRIBUTIONS
                                                            GAIN (LOSS) ON                                      FROM EXCESS
                                       NET ASSET    NET       INVESTMENTS             DIVIDENDS                   OF NET
                YEAR OR                 VALUE,   INVESTMENT  AND FOREIGN   TOTAL FROM  FROM NET  DISTRIBUTIONS  INVESTMENT
                PERIOD                 BEGINNING   INCOME     CURRENCY     INVESTMENT INVESTMENT  FROM CAPITAL    INCOME/
                 ENDED                 OF PERIOD   (LOSS)   TRANSACTIONS   OPERATIONS   INCOME       GAINS         GAINS
-------------------------------------  --------- ---------- -------------- ---------- ---------- ------------- -------------
ALL CAP VALUE TRUST+++
 SERIES I
  6/30/2005 (Unaudited)                 $ 14.54   $ 0.06       ($0.38)       ($0.32)   ($0.08)      ($0.54)            -
  12/31/2004                              12.58     0.12         1.88          2.00     (0.04)           -             -
  12/31/2003                               9.10     0.07         3.42          3.49     (0.01)           -             -
  12/31/2002                              12.61     0.02        (3.53)        (3.51)        - #          -             -
  4/30/2001* to 12/31/2001                12.50        - #       0.11          0.11         - #          -             -
 SERIES II
  6/30/2005 (Unaudited)                   14.48     0.05        (0.39)        (0.34)    (0.02)       (0.54)            -
  12/31/2004                              12.54     0.11         1.87          1.98     (0.04)           -             -
  12/31/2003                               9.09     0.05         3.41          3.46     (0.01)           -             -
  1/28/2002* to 12/31/2002                12.56        - #      (3.47)        (3.47)        - #          -             -
 SERIES III
  6/30/2005 (Unaudited)                   14.50     0.04        (0.39)        (0.35)    (0.05)       (0.54)            -
  12/31/2004                              12.58     0.14         1.83          1.97     (0.05)           -             -
  9/05/2003* to 12/31/2003                11.33     0.01         1.24          1.25         -            -             -
 SERIES NAV
  2/28/2005* to 6/30/2005 (Unaudited)     14.55     0.03        (0.36)        (0.33)    (0.12)       (0.54)            -
                                        -------   ------        -----         -----     -----        -----         -----

GROWTH & INCOME TRUST II(O)
 SERIES NAV
  6/30/2005 (Unaudited)                 $ 12.39   $ 0.07        $0.17         $0.24    ($0.02)           -             -
  12/31/2004++++                          11.29     0.13         1.10          1.23     (0.13)           -             -
  12/31/2003++++ (d)                       9.22     0.10         2.12          2.22     (0.09)           -             -
  12/31/2002++++                          11.93     0.08        (2.71)        (2.63)    (0.08)           -             -
  12/31/2001++++                          14.18     0.06        (2.25)        (2.19)    (0.06)           -             -
  12/31/2000++++                          20.01     0.17        (2.77)        (2.60)    (0.17)      ($2.69)       ($0.14)
                                        -------   ------        -----         -----     -----        -----         -----

FUNDAMENTAL VALUE TRUST+++
 SERIES I
  6/30/2005 (Unaudited)                 $ 14.14   $ 0.06        $0.07         $0.13    ($0.06)           -             -
  12/31/2004                              12.71     0.10         1.39          1.49     (0.06)           -             -
  12/31/2003                               9.82     0.08         2.84          2.92     (0.03)           -             -
  12/31/2002                              11.73     0.07        (1.97)        (1.90)    (0.01)           -             -
  4/30/2001* to 12/31/2001                12.50     0.03        (0.80)        (0.77)        -            -             -
 SERIES II
  6/30/2005 (Unaudited)                   14.07     0.04         0.09          0.13     (0.03)           -             -
  12/31/2004                              12.68     0.07         1.38          1.45     (0.06)           -             -
  12/31/2003                               9.82     0.06         2.83          2.89     (0.03)           -             -
  1/28/2002* to 12/31/2002                11.48     0.07        (1.72)        (1.65)    (0.01)           -             -
 SERIES III
  6/30/2005 (Unaudited)                   14.09     0.02         0.09          0.11     (0.03)           -             -
  12/31/2004                              12.71     0.08         1.38          1.46     (0.08)           -             -
  09/05/2003* to 12/31/2003               11.28     0.02         1.41          1.43         -            -             -
 SERIES NAV
  2/28/2005* to 6/30/2005 (Unaudited)     14.37     0.06        (0.14)        (0.08)    (0.10)           -             -
                                        -------   ------        -----         -----     -----        -----         -----

                                       DISTRIBUTIONS               NET ASSET
                YEAR OR                    FROM                      VALUE,
                PERIOD                    CAPITAL        TOTAL       END OF
                 ENDED                    PAID-IN    DISTRIBUTIONS   PERIOD
-------------------------------------  ------------- ------------- ---------
ALL CAP VALUE TRUST+++
 SERIES I
  6/30/2005 (Unaudited)                         -       ($0.62)      $13.60
  12/31/2004                                    -        (0.04)       14.54
  12/31/2003                                    -        (0.01)       12.58
  12/31/2002                                    -            -  #      9.10
  4/30/2001* to 12/31/2001                      -            -  #     12.61
 SERIES II
  6/30/2005 (Unaudited)                         -        (0.56)       13.58
  12/31/2004                                    -        (0.04)       14.48
  12/31/2003                                    -        (0.01)       12.54
  1/28/2002* to 12/31/2002                      -            -  #      9.09
 SERIES III
  6/30/2005 (Unaudited)                         -        (0.59)       13.56
  12/31/2004                                    -        (0.05)       14.50
  9/05/2003* to 12/31/2003                      -            -        12.58
 SERIES NAV
  2/28/2005* to 6/30/2005 (Unaudited)           -        (0.66)       13.56
                                            -----        -----       ------

GROWTH & INCOME TRUST II(O)
 SERIES NAV
  6/30/2005 (Unaudited)                         -       ($0.02)      $12.61
  12/31/2004++++                                -        (0.13)       12.39
  12/31/2003++++ (d)                       ($0.06)       (0.15)       11.29
  12/31/2002++++                                -        (0.08)        9.22
  12/31/2001++++                                -        (0.06)       11.93
  12/31/2000++++                            (0.23)       (3.23)       14.18
                                            -----        -----       ------

FUNDAMENTAL VALUE TRUST+++
 SERIES I
  6/30/2005 (Unaudited)                         -       ($0.06)      $14.21
  12/31/2004                                    -        (0.06)       14.14
  12/31/2003                                    -        (0.03)       12.71
  12/31/2002                                    -        (0.01)        9.82
  4/30/2001* to 12/31/2001                      -            -        11.73
 SERIES II
  6/30/2005 (Unaudited)                         -        (0.03)       14.17
  12/31/2004                                    -        (0.06)       14.07
  12/31/2003                                    -        (0.03)       12.68
  1/28/2002* to 12/31/2002                      -        (0.01)        9.82
 SERIES III
  6/30/2005 (Unaudited)                         -        (0.03)       14.17
  12/31/2004                                    -        (0.08)       14.09
  09/05/2003* to 12/31/2003                     -            -        12.71
 SERIES NAV
  2/28/2005* to 6/30/2005 (Unaudited)           -        (0.10)       14.19
                                            -----        -----       ------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                             RATIO OF
                                             EXPENSES     RATIO OF NET
                  NET ASSETS   RATIO OF     TO AVERAGE     INVESTMENT
                    END OF     EXPENSES     NET ASSETS    INCOME (LOSS)  PORTFOLIO
    TOTAL           PERIOD    TO AVERAGE   AFTER EXPENSE   TO AVERAGE     TURNOVER
    RETURN          (000's)   NET ASSETS    REDUCTIONS     NET ASSETS     RATE **
--------------  ------------- -----------  -------------  -------------  ----------
  (2.20%) +      $    87,832    0.93%(a)      0.93%(a)      0.83% (a)       21% +
  15.96              203,782    0.95          0.95          0.94            43
  38.36              183,743    0.98          0.98          0.64            52
 (27.83)              32,237    1.15          1.15          0.15            31
   0.90  +            20,877    1.42 (a)      1.42 (a)      0.05  (a)      194

  (2.35) +            63,009    1.13 (a)      1.13 (a)      0.68  (a)       21  +
  15.79              192,214    1.15          1.15          0.81            43
  38.16              101,429    1.18          1.18          0.44            52
 (27.63) +             7,204    1.35 (a)      1.34 (a)      0.04  (a)       31

  (2.41) + (b)           139    2.48 (a)      1.28 (a)      0.53  (a)       21  +
  15.73    (b)           509    2.86          1.30          1.04            43
  11.03  + (b)             4   20.92 (a)      1.33 (a)      0.32  (a)       52

  (2.25) +           295,792    0.85 (a)      0.85 (a)      0.68  (a)       21  +
  -----          -----------   -----          ----          ----           ---

   1.95% +       $ 2,135,145    0.76%(a)      0.76%(a)      0.76% (a)       62% +
  10.96            2,195,786    0.76          0.76 (c)      1.10            71
  24.35            2,128,021    0.73          0.73 (c)      1.00            92 ++
 (22.18)           1,762,203    0.75          0.75          0.73            74
 (15.44)           2,476,319    0.72          0.72          0.49           104 ++
 (13.10)           3,324,988    0.40          0.40          0.84           113
  -----          -----------   -----          ----          ----           ---

   0.96% + (b)   $   240,931    0.93%(a)      0.91%(a)      0.80% (a)        -  + ##
  11.80              429,328    0.94          0.94          0.74             6%
  29.83              355,263    0.97          0.97          0.78            12
 (16.20)             269,250    0.98          0.98          0.71            19
  (6.16) +           111,590    1.07 (a)      1.07 (a)      0.45  (a)       16

   0.94  + (b)       218,060    1.13 (a)      1.11 (a)      0.58  (a)        -  + ##
  11.44              386,106    1.14          1.14          0.56             6
  29.57              203,168    1.17          1.17          0.59            12
 (14.46) +            65,174    1.18 (a)      1.18 (a)      0.75  (a)       19

   0.81  + (b)           173    2.26 (a)      1.26 (a)      0.28  (a)        -  + ##
  11.52    (b)           794    2.81          1.29          0.59             6
  12.68  + (b)             9   15.43 (a)      1.32 (a)      0.55  (a)       12

  (0.56) + (b)       584,612    0.84 (a)      0.82 (a)      1.32  (a)        -  + ##
  -----          -----------   -----          ----          ----           ---

+++   Net investment income has been calculated using the average shares method.

++++  Net investment income has been calculated using the SEC method.

*     Commencement of operations

** Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

++ The portfolio turnover rate does not include the assets acquired in the merger.

##    Amount is less than 1%.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

(c) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements

(d)   Certain amounts in 2003 have been reclassified to permit comparison

(O) Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29, 2005, a reorganization of the JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                       NET REALIZED
                                                      AND UNREALIZED
                                                      GAIN (LOSS) ON
                                NET ASSET     NET       INVESTMENTS              DIVIDENDS                              NET ASSET
        YEAR OR                  VALUE,   INVESTMENT    AND FOREIGN   TOTAL FROM  FROM NET  DISTRIBUTIONS                 VALUE,
         PERIOD                 BEGINNING   INCOME       CURRENCY     INVESTMENT INVESTMENT FROM CAPITAL      TOTAL       END OF
         ENDED                  OF PERIOD   (LOSS)     TRANSACTIONS   OPERATIONS   INCOME      GAINS      DISTRIBUTIONS   PERIOD
-----------------------         ---------   ------     ------------   ----------   ------      -----      -------------   ------
GROWTH & INCOME TRUST+++
 SERIES I
  6/30/2005 (Unaudited)         $  23.07  $     0.09   ($    0.23)     ($  0.14) ($  0.31)  ($      0.49) ($     0.80)  $   22.13
  12/31/2004                       21.79        0.27         1.19          1.46     (0.18)             -        (0.18)      23.07
  12/31/2003                       17.40        0.17         4.41          4.58     (0.19)             -        (0.19)      21.79
  12/31/2002                       23.91        0.16        (5.80)        (5.64)    (0.12)         (0.75)       (0.87)      17.40
  12/31/2001                       28.54        0.12        (3.32)        (3.20)    (0.11)         (1.32)       (1.43)      23.91
  12/31/2000                       32.67        0.10        (2.21)        (2.11)    (0.18)         (1.84)       (2.02)      28.54
 SERIES II
  6/30/2005 (Unaudited)            22.96        0.07        (0.23)        (0.16)    (0.27)         (0.49)       (0.76)      22.04
  12/31/2004                       21.72        0.23         1.18          1.41     (0.17)             -        (0.17)      22.96
  12/31/2003                       17.39        0.13         4.41          4.54     (0.21)             -        (0.21)      21.72
  1/28/2002* to 12/31/2002         23.43        0.12        (5.29)        (5.17)    (0.12)         (0.75)       (0.87)      17.39
 SERIES III
  6/30/2005 (Unaudited)            22.98        0.06        (0.23)        (0.17)    (0.32)         (0.49)       (0.81)      22.00
  12/31/2004                       21.79        0.45         0.95          1.40     (0.21)             -        (0.21)      22.98
  9/05/2003* to 12/31/2003         20.21        0.04         1.54          1.58         -              -            -       21.79
 SERIES NAV
  4/29/2005* to 6/30/2005
   (Unaudited)                     22.84        0.04        (0.75)        (0.71)        -              -            -       22.13

LARGE CAP TRUST+++
 SERIES I
  4/29/2005* to 6/30/2005
   (Unaudited)                  $  12.50           -#   $    0.64       $  0.64         -              -            -   $   13.14
 SERIES II
  4/29/2005* to 6/30/2005
   (Unaudited)                     12.50           -#        0.63          0.63         -              -            -       13.13
 SERIES NAV
  4/29/2005* to 6/30/2005
   (Unaudited)                     12.50  $     0.01         0.63          0.64         -              -            -       13.14

QUANTITATIVE VALUE TRUST+++
 SERIES I
  6/30/2005 (Unaudited)         $  14.67  $     0.08    $    0.31       $  0.39  ($  0.08)  ($      0.71) ($     0.79)  $   14.27
  5/3/2004* to 12/31/2004          12.50        0.10         2.07          2.17         -              -            -       14.67
 SERIES II
  6/30/2005 (Unaudited)            14.66        0.05         0.32          0.37         -          (0.71)       (0.71)      14.32
  5/3/2004* to 12/31/2004          12.50        0.08         2.08          2.16         -              -            -       14.66
 SERIES NAV
  2/28/2005* to 6/30/2005
   (Unaudited)                     14.94        0.06         0.07          0.13     (0.09)         (0.71)       (0.80)      14.27

EQUITY-INCOME TRUST+++
 SERIES I
  6/30/2005 (Unaudited)         $  17.04  $     0.12   ($    0.20)     ($  0.08) ($  0.21)  ($      0.59) ($     0.80)  $   16.16
  12/31/2004                       15.22        0.24         1.96          2.20     (0.20)         (0.18)       (0.38)      17.04
  12/31/2003                       12.62        0.23         2.85          3.08     (0.22)         (0.26)       (0.48)      15.22
  12/31/2002                       15.13        0.22        (2.13)        (1.91)    (0.19)         (0.41)       (0.60)      12.62
  12/31/2001                       16.83        0.22        (0.06)         0.16     (0.29)         (1.57)       (1.86)      15.13
  12/31/2000                       17.05        0.30         1.63          1.93     (0.34)         (1.81)       (2.15)      16.83
 SERIES II
  6/30/2005 (Unaudited)            16.96        0.11        (0.20)        (0.09)    (0.16)         (0.59)       (0.75)      16.12
  12/31/2004                       15.17        0.21         1.95          2.16     (0.19)         (0.18)       (0.37)      16.96
  12/31/2003                       12.61        0.21         2.84          3.05     (0.23)         (0.26)       (0.49)      15.17
  01/28/2002* to 12/31/2002        15.05        0.21        (2.05)        (1.84)    (0.19)         (0.41)       (0.60)      12.61
 SERIES III
  6/30/2005 (Unaudited)            16.99        0.10        (0.21)        (0.11)    (0.17)         (0.59)       (0.76)      16.12
  12/31/2004                       15.22        0.23         1.94          2.17     (0.22)         (0.18)       (0.40)      16.99
  09/05/2003* to 12/31/2003        13.86        0.07         1.29          1.36         -              -            -       15.22
 SERIES NAV
  2/28/2005* to 6/30/2005
   (Unaudited)                     17.11        0.09        (0.23)        (0.14)    (0.24)         (0.59)       (0.83)      16.14

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                           RATIO OF
                                           EXPENSES       RATIO OF NET
               NET ASSETS   RATIO OF      TO AVERAGE       INVESTMENT
                 END OF     EXPENSES      NET ASSETS      INCOME (LOSS) PORTFOLIO
TOTAL            PERIOD    TO AVERAGE    AFTER EXPENSE     TO AVERAGE    TURNOVER
RETURN           (000's)   NET ASSETS     REDUCTIONS       NET ASSETS    RATE **
------         ----------  ----------    --------------   ------------- ---------
 (0.58%)+     $ 1,204,501   0.75%(a)        0.75% (a)      0.85%(a)       29%+
  6.77          1,358,941   0.74            0.74           1.22           43
 26.45          1,553,119   0.75            0.75           0.92           39
(24.33)         1,436,309   0.75            0.75           0.79           40
(11.28)         2,387,718   0.80            0.80           0.48           24
 (7.12)         2,914,338   0.79            0.79           0.33           32

 (0.68) +         111,057   0.95(a)         0.95 (a)       0.65 (a)       29 +
  6.55            120,162   0.94            0.94           1.04           43
 26.41            114,785   0.95            0.95           0.69           39
(22.83) +          39,491   0.95(a)         0.95 (a)       0.77 (a)       40

 (0.74) +             539   1.82(a)         1.10 (a)       0.51 (a)       29 +
  6.50   (b)          592   2.26            1.09           2.08           43
  7.82  +(b)            1  57.22(a)         1.10 (a)       0.67 (a)       39

  2.88  +              42   0.70(a)         0.70 (a)       1.08 (a)       29 +

  5.12% +     $     1,689   1.13%(a)        1.13%(a)       0.17%(a)        5%+

  5.04  +              69   1.33(a)         1.33 (a)      (0.13)(a)        5 +

  5.12  +         118,322   1.08(a)         1.08 (a)       0.69 (a)        5 +

  2.78% +     $   156,047   0.80%(a)        0.80%(a)       1.12%(a)       80%+
 17.36  +         182,723   0.83(a)         0.83 (a)       1.13 (a)      108 +

  2.65  +           1,714   1.00(a)         1.00 (a)       0.70 (a)       80 +
 17.28  +          42,904   1.03(a)         1.03 (a)       0.96 (a)      108 +

  1.03  +         249,467   0.73(a)         0.73 (a)       1.39 (a)       80 +

 (0.45%)+(b)  $ 1,049,516   0.92%(a)***     0.88%(a)***    1.46%(a)       37%+ ++

 14.81   (b)    1,363,884   0.91            0.88           1.53           21
 25.57   (b)    1,277,187   0.92            0.89           1.73           15
(13.28)  (b)    1,015,246   0.93            0.91           1.58           18
  1.29   (b)    1,147,075   0.93            0.91           1.45           19
 12.99   (b)      965,675   0.92            0.91           1.94           34

 (0.54) +(b)      300,023   1.12(a)***      1.08 (a)***    1.27 (a)       37 + ++
 14.61   (b)      572,923   1.11            1.08           1.38           21
 25.40   (b)      314,184   1.12            1.09           1.55           15
(12.89) +(b)       87,245   1.13(a)         1.11 (a)       1.83 (a)       18

 (0.64) +(b)          400   2.10(a)***      1.23 (a)***    1.13 (a)       37 + ++
 14.61   (b)        1,269   2.82            1.23           1.45           21
  9.81  +(b)            8  14.85(a)         1.24 (a)       1.57 (a)       15

 (0.80) +(b)    1,358,369   0.84(a)***      0.81 (a)***    1.60 (a)       37 +++

+++   Net investment income has been calculated using the average shares method.

*     Commencement of operations

** Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

++ The portfolio turnover rate does not include the assets acquired in the merger.

*** The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.90% and 0.86% for Series I, 1.10% and 1.06% for Series II, 2.08% and 1.21% for Series III, and 0.82% and 0.79% for Series NAV, respectively.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                    NET REALIZED
                                                   AND UNREALIZED
                                                   GAIN (LOSS) ON
                            NET ASSET     NET       INVESTMENTS
     YEAR OR                  VALUE,   INVESTMENT   AND FOREIGN    TOTAL FROM
     PERIOD                 BEGINNING    INCOME      CURRENCY      INVESTMENT
     ENDED                  OF PERIOD    (LOSS)     TRANSACTIONS    OPERATIONS
--------------------------- ---------  ----------  --------------  -----------
INCOME & VALUE TRUST+++
 SERIES I
   6/30/2005 (Unaudited)    $  10.99   $     0.09  ($     0.11)    ($   0.02)
   12/31/2004                  10.35         0.16         0.62          0.78
   12/31/2003                   8.36         0.13         2.04          2.17
   12/31/2002                  10.13         0.17        (1.76)        (1.59)
   12/31/2001                  10.56         0.19        (0.11)         0.08
   12/31/2000                  12.91         0.27         0.33          0.60
 SERIES II
   6/30/2005 (Unaudited)       10.93         0.08        (0.10)        (0.02)
   12/31/2004                  10.31         0.14         0.62          0.76
   12/31/2003                   8.35         0.11         2.04          2.15
   1/28/2002* to 12/31/2002    10.01         0.12        (1.60)        (1.48)
 SERIES NAV
   4/29/2005* to 6/30/2005
    (Unaudited)                10.44         0.03         0.33          0.36

MANAGED TRUST(o)
 SERIES NAV
   6/30/2005+++(Unaudited)  $  13.58   $     0.12   $     0.06     $    0.18
   12/31/2004++++              12.80         0.23         0.80          1.03
   12/31/2003++++(c)           11.15         0.21         1.89          2.10
   12/31/2002++++              13.08         0.21        (1.93)        (1.72)
   12/31/2001++++              13.82         0.28        (0.67)        (0.39)
   12/31/2000++++              15.45         0.44        (0.45)        (0.01)

GLOBAL ALLOCATION TRUST+++
 SERIES I
   6/30/2005 (Unaudited)    $  10.82   $     0.09   ($    0.09)            -
   12/31/2004                   9.70         0.14         1.08     $    1.22
   12/31/2003                   7.71         0.06         1.97          2.03
   12/31/2002                  10.04         0.04        (2.37)        (2.33)
   12/31/2001                  11.67         0.01        (1.57)        (1.56)
   5/1/2000* to 12/31/2000     12.50         0.15        (0.55)        (0.40)
 SERIES II
   6/30/2005 (Unaudited)       10.78         0.08        (0.10)        (0.02)
   12/31/2004                   9.68         0.11         1.09          1.20
   12/31/2003                   7.70         0.04         1.99          2.03
   1/28/2002* to 12/31/2002     9.91         0.04        (2.25)        (2.21)
 SERIES NAV
   2/28/2005* to 6/30/2005
    (Unaudited)                10.87         0.07        (0.11)        (0.04)

HIGH YIELD TRUST+++
 SERIES I
   6/30/2005 (Unaudited)    $  10.51   $     0.40    ($   0.29)    $    0.11
   12/31/2004                   9.95         0.72         0.33          1.05
   12/31/2003                   8.50         0.69         1.28          1.97
   12/31/2002                   9.88         0.75        (1.37)        (0.62)
   12/31/2001                  11.65         1.06        (1.64)        (0.58)
   12/31/2000                  12.83         1.26        (2.40)        (1.14)
 SERIES II
   6/30/2005 (Unaudited)       10.45         0.39        (0.28)         0.11
   12/31/2004                   9.91         0.69         0.34          1.03
   12/31/2003                   8.49         0.68         1.27          1.95
   1/28/2002* to 12/31/2002     9.95         0.47        (1.17)        (0.70)
 SERIES III
   6/30/2005 (Unaudited)       10.48         0.38        (0.28)         0.10
   12/31/2004                   9.95         0.62         0.41          1.03
   9/05/2003* to 12/31/2003     9.21         0.22         0.52          0.74
 SERIES NAV
   2/28/2005* to 6/30/2005
     (Unaudited)               10.63         0.29        (0.28)         0.01
                             DIVIDENDS                DISTRIBUTIONS                NET ASSET
     YEAR OR                 FROM NET   DISTRIBUTIONS     FROM                      VALUE,
     PERIOD                 INVESTMENT  FROM CAPITAL     CAPITAL        TOTAL       END OF
      ENDED                   INCOME        GAINS        PAID-IN    DISTRIBUTIONS   PERIOD
--------------------------- ----------  ------------- ------------- -------------  ----------
INCOME & VALUE TRUST+++
 SERIES I
   6/30/2005 (Unaudited)    ($   0.18)            -              -  ($    0.18)    $   10.79
   12/31/2004                   (0.14)            -              -       (0.14)        10.99
   12/31/2003                   (0.18)            -              -       (0.18)        10.35
   12/31/2002                   (0.18)            -              -       (0.18)         8.36
   12/31/2001                   (0.28)  ($     0.23)             -       (0.51)        10.13
   12/31/2000                   (0.33)        (2.62)             -       (2.95)        10.56
 SERIES II
   6/30/2005 (Unaudited)        (0.16)            -              -       (0.16)        10.75
   12/31/2004                   (0.14)            -              -       (0.14)        10.93
   12/31/2003                   (0.19)            -              -       (0.19)        10.31
   1/28/2002* to 12/31/2002     (0.18)            -              -       (0.18)         8.35
 SERIES NAV
   4/29/2005* to 6/30/2005
    (Unaudited)                     -             -              -           -         10.80

MANAGED TRUST(o)
 SERIES NAV
   6/30/2005+++(Unaudited)  ($   0.08)            -              -  ($    0.08)    $   13.68
   12/31/2004++++               (0.25)            -              -       (0.25)        13.58
   12/31/2003++++(c)            (0.39)            -     ($    0.06)      (0.45)        12.80
   12/31/2002++++               (0.21)            -              -       (0.21)        11.15
   12/31/2001++++               (0.28)  ($     0.07)             -       (0.35)        13.08
   12/31/2000++++               (0.44)        (1.18)             -       (1.62)        13.82

GLOBAL ALLOCATION TRUST+++
 SERIES I
   6/30/2005 (Unaudited)    ($   0.10)            -              -  ($    0.10)    $   10.72
   12/31/2004                   (0.10)            -              -       (0.10)        10.82
   12/31/2003                   (0.04)            -              -       (0.04)         9.70
   12/31/2002                       - #           -              -           - #        7.71
   12/31/2001                   (0.01)  ($     0.06)             -       (0.07)        10.04
   5/1/2000* to 12/31/2000      (0.15)        (0.28)             -       (0.43)        11.67
 SERIES II
   6/30/2005 (Unaudited)        (0.09)            -              -       (0.09)        10.67
   12/31/2004                   (0.10)            -              -       (0.10)        10.78
   12/31/2003                   (0.05)            -              -       (0.05)         9.68
   1/28/2002* to 12/31/2002         - #           -              -           - #        7.70
 SERIES NAV
   2/28/2005* to 6/30/2005
    (Unaudited)                 (0.12)            -              -       (0.12)        10.71

HIGH YIELD TRUST+++
 SERIES I
   6/30/2005 (Unaudited)    ($   0.55)            -              -  ($    0.55)    $   10.07
   12/31/2004                   (0.49)            -              -       (0.49)        10.51
   12/31/2003                   (0.52)            -              -       (0.52)         9.95
   12/31/2002                   (0.76)            -              -       (0.76)         8.50
   12/31/2001                   (1.19)            -              -       (1.19)         9.88
   12/31/2000                   (0.04)            -              -       (0.04)        11.65
 SERIES II
   6/30/2005 (Unaudited)        (0.45)            -              -       (0.45)        10.11
   12/31/2004                   (0.49)            -              -       (0.49)        10.45
   12/31/2003                   (0.53)            -              -       (0.53)         9.91
   1/28/2002* to 12/31/2002     (0.76)            -              -       (0.76)         8.49
 SERIES III
   6/30/2005 (Unaudited)        (0.54)            -              -       (0.54)        10.04
   12/31/2004                   (0.50)            -              -       (0.50)        10.48
   9/05/2003* to 12/31/2003         -             -              -           -          9.95
 SERIES NAV
   2/28/2005* to 6/30/2005
     (Unaudited)                (0.60)            -              -       (0.60)        10.04

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                          RATIO OF
                                          EXPENSES    RATIO OF NET
             NET ASSETS   RATIO OF       TO AVERAGE    INVESTMENT
              END OF      EXPENSES       NET ASSETS   INCOME (LOSS) PORTFOLIO
TOTAL         PERIOD     TO AVERAGE     AFTER EXPENSE  TO AVERAGE    TURNOVER
RETURN        (000's)    NET ASSETS      REDUCTIONS    NET ASSETS    RATE **
------       ----------- ----------     ------------- ------------- ---------
 (0.05%)+    $   569,221   0.89%(a)       0.89%(a)      1.77%(a)     30%+
  7.64           628,544   0.88 -         0.88  -       1.53         83 ++
 26.48           521,949   0.87           0.87          1.45         91
(15.93)          448,524   0.88           0.88          1.90         61
  0.98           561,623   0.87           0.87          1.90         70
  4.94           546,311   0.86           0.86          2.46         51

 (0.13) +        115,794   1.09(a)        1.09 (a)      1.57(a)      30 +
  7.42           126,287   1.08 -         1.08  -       1.32         83 ++
 26.29            80,776   1.07           1.07          1.19         91
(15.02) +         22,839   1.08(a)        1.08 (a)      1.55(a)      61

  3.45  +            114   0.84(a)        0.84 (a)      1.55(a)      30 +

  1.33% +    $ 1,992,337   0.75%(a)       0.75%(a)      1.79%(a)    127%+
  8.18         2,079,228   0.77           0.77 (d)      1.87        234
 19.00         2,070,745   0.74           0.74 (d)      1.75        216
(13.23)        1,936,864   0.76           0.76          1.77        235
 (2.84)        2,526,703   0.73           0.73          2.10(e)     191 ++
  0.03         2,995,794   0.46           0.46          2.86        210

  0.04% +    $    76,837   1.09%(a)       1.09%(a)      1.66%(a)     74%+
 12.73           109,732   1.10           1.10          1.38         76
 26.43            64,143   1.22           1.22          0.74        147
(23.21)           57,408   1.18           1.18          0.44         18
(13.38)           73,714   1.30           1.30          0.11         25
 (3.20) +         43,263   1.33(a)        1.33 (a)      1.74(a)     133

 (0.15) +         77,844   1.29(a)        1.29 (a)      1.45(a)      74 +
 12.52            92,999   1.30           1.30          1.12         76
 26.47            18,820   1.42           1.42          0.49        147
(22.30) +          5,364   1.38(a)        1.38 (a)      0.51(a)      18

 (0.33) +            215   0.94(a)        0.94 (a)      1.96(a)      74 +

  1.19% +    $   231,210   0.78%(a)***    0.78%(a)***   7.66%(a)     35%+ ++
 11.06           754,812   0.80           0.80          7.28         69
 24.15           621,277   0.82           0.82          7.56         75
 (6.65)          336,640   0.84           0.84          8.55         53
 (5.48)          323,309   0.84           0.84         10.10         64
 (8.97)          238,207   0.84           0.84         10.15         57

  1.16 +         121,400   0.98(a)***     0.98 (a)***   7.27(a)      35 + ++
 10.85           690,724   1.00           1.00          6.99         69
 23.91           295,865   1.02           1.02          7.38         75
 (7.42) +         50,127   1.04(a)        1.04 (a)      6.18(a)      53

  1.05 +             401   1.97(a)***     1.13 (a)***   7.17(a)      35 + ++
 10.84  (b)        1,879   2.36           1.15          6.30         69
  8.03 +(b)           16  11.65(a)        1.17 (a)      7.15(a)      75

  0.20 +       1,183,147   0.71(a)***     0.71(a)***    5.87(a)      35 + ++

+++   Net investment income has been calculated using the average shares method.

++++  Net investment income has been calculated using the SEC method.

*     Commencement of operations

** Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

- The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.87% and 1.07% for Series I and Series II, respectively.

++ The portfolio turnover rate does not include the assets acquired in the merger.

*** The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.78% and 0.78% for Series I, 0.98% and 0.98% for Series II, 1.97% and 1.13% for Series III, and 0.71% and 0.71% for Series NAV, respectively.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

(c)   Certain amounts in 2003 have been reclassified to permit comparison

(d) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements

(e) Had the Fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 2.29% for the year ended December 31, 2001.

(o) Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29, 2005, a reorganization of the JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                         NET REALIZED
                                                         AND UNREALIZED
                                                         GAIN (LOSS) ON
                                    NET ASSET    NET       INVESTMENTS             DIVIDENDS                              NET ASSET
        YEAR OR                       VALUE,  INVESTMENT   AND FOREIGN  TOTAL FROM  FROM NET  DISTRIBUTIONS                 VALUE,
        PERIOD                      BEGINNING  INCOME      CURRENCY     INVESTMENT INVESTMENT  FROM CAPITAL     TOTAL       END OF
         ENDED                      OF PERIOD  (LOSS)    TRANSACTIONS   OPERATIONS  INCOME        GAINS     DISTRIBUTIONS  PERIOD
----------------------------------- --------- ---------- -------------- ---------- ---------- ------------- ------------- --------
U.S. HIGH YIELD BOND TRUST+++
 SERIES I
  4/29/2005* to 6/30/2005
   (Unaudited)                      $   12.50 $     0.09 $       0.11   $    0.20         -             -              -  $  12.70
 SERIES II
  4/29/2005* to 6/30/2005
   (Unaudited)                          12.50       0.11         0.09        0.20         -             -              -     12.70
 SERIES NAV
  4/29/2005* to 6/30/2005
   (Unaudited)                          12.50       0.07         0.13        0.20         -             -              -     12.70

STRATEGIC BOND TRUST+++
 SERIES I
  6/30/2005 (Unaudited)             $   12.05 $     0.27 ($      0.03)  $    0.24  ($  0.33)            -   ($      0.33) $  11.96
  12/31/2004                            11.73       0.45         0.31        0.76     (0.44)            -          (0.44)    12.05
  12/31/2003                            10.89       0.56         0.82        1.38     (0.54)            -          (0.54)    11.73
  12/31/2002                            10.74       0.71         0.21        0.92     (0.77)            -          (0.77)    10.89
  12/31/2001                            10.92       0.73        (0.07)       0.66     (0.84)            -          (0.84)    10.74
  12/31/2000                            11.14       0.87        (0.11)       0.76     (0.98)            -          (0.98)    10.92
 SERIES II
  6/30/2005 (Unaudited)                 11.98       0.25        (0.01)       0.24     (0.26)            -          (0.26)    11.96
  12/31/2004                            11.69       0.42         0.30        0.72     (0.43)            -          (0.43)    11.98
  12/31/2003                            10.88       0.51         0.85        1.36     (0.55)            -          (0.55)    11.69
  01/28/2002* to 12/31/2002             10.88       0.60         0.17        0.77     (0.77)            -          (0.77)    10.88
 SERIES III
  6/30/2005 (Unaudited)                 12.00       0.24        (0.01)       0.23     (0.33)            -          (0.33)    11.90
  12/31/2004                            11.73       0.38         0.34        0.72     (0.45)            -          (0.45)    12.00
  09/05/2003* to 12/31/2003             11.17       0.15         0.41        0.56         -             -              -     11.73
 SERIES NAV
  2/28/2005* to 6/30/2005
   (Unaudited)                          12.11       0.20        (0.01)       0.19     (0.37)            -          (0.37)    11.93

STRATEGIC INCOME TRUST+++
 SERIES I
  6/30/2005 (Unaudited)             $   13.41 $     0.21 ($      0.14)  $    0.07  ($  0.01)            -   ($      0.01) $  13.47
  5/3/2004* to 12/31/2004               12.50       0.25         0.87        1.12     (0.21)            -          (0.21)    13.41
 SERIES II
  6/30/2005 (Unaudited)                 13.41       0.19        (0.15)       0.04         -             -              -     13.45
  5/3/2004* to 12/31/2004               12.50       0.23         0.88        1.11     (0.20)            -          (0.20)    13.41
 SERIES NAV
  4/29/2005* to 6/30/2005
   (Unaudited)                          13.33       0.03         0.11        0.14         -             -              -     13.47

GLOBAL BOND TRUST+++(c)
 SERIES I
  6/30/2005 (Unaudited)             $   16.28 $     0.14 ($      0.74)  ($   0.60) ($  0.73)  ($     0.13)  ($      0.86) $  14.82
  12/31/2004                            15.34       0.32         1.21        1.53     (0.59)            -          (0.59)    16.28
  12/31/2003                            13.79       0.44         1.62        2.06     (0.51)            -          (0.51)    15.34
  12/31/2002                            11.48       0.40         1.91        2.31         -             -              -     13.79
  12/31/2001                            11.42       0.41        (0.35)       0.06         -             -              -     11.48
  12/31/2000                            11.60       0.51        (0.33)       0.18     (0.36)            -          (0.36)    11.42
 SERIES II
  6/30/2005 (Unaudited)                 16.20       0.12        (0.72)      (0.60)    (0.67)        (0.13)         (0.80)    14.80
  12/31/2004                            15.29       0.29         1.21        1.50     (0.59)            -          (0.59)    16.20
  12/31/2003                            13.77       0.39         1.64        2.03     (0.51)            -          (0.51)    15.29
  1/28/2002* to 12/31/2002              11.36       0.40         2.01        2.41         -             -              -     13.77
 SERIES III
  6/30/2005 (Unaudited)                 16.22       0.12        (0.74)      (0.62)    (0.74)        (0.13)         (0.87)    14.73
  12/31/2004                            15.34       0.23         1.25        1.48     (0.60)            -          (0.60)    16.22
  9/5/2003* to 12/31/2003               13.72       0.05         1.57        1.62         -             -              -     15.34
 SERIES NAV
  2/28/2005* to 6/30/2005
   (Unaudited)                          16.11       0.15        (0.57)      (0.42)    (0.78)        (0.13)         (0.91)    14.78

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                           RATIO OF
                                           EXPENSES    RATIO OF NET
             NET ASSETS      RATIO OF     TO AVERAGE    INVESTMENT
               END OF        EXPENSES     NET ASSETS   INCOME (LOSS) PORTFOLIO
TOTAL          PERIOD       TO AVERAGE   AFTER EXPENSE TO AVERAGE    TURNOVER
RETURN         (000's)      NET ASSETS    REDUCTIONS    NET ASSETS    RATE **
-----------  -----------    ------------ ------------- ------------- ---------
  1.60%+               -##   0.96%(a)      0.96%(a)         4.14%(a)    24%+

  1.60 +     $       436     1.16(a)       1.16 (a)         5.42(a)     24 +

  1.60 +         229,997     0.91(a)       0.91 (a)         3.37(a)     24 +

  2.10%+     $   241,006     0.80%(a)      0.80%(a)         4.42%(a)    57%+
  6.66           538,505     0.83          0.83             3.88        52
 13.11           456,192     0.86          0.86             4.96        80
  8.96           406,972     0.86          0.86             6.78        86
  6.24           302,499     0.86          0.86             6.85        85
  7.28           333,293     0.87          0.87             8.15       175

  2.01 +         100,958     1.00(a)       1.00 (a)         4.10(a)     57+
  6.39           406,765     1.03          1.03             3.63        52
 12.93           151,218     1.06          1.06             4.56        80
  7.46 +          42,538     1.06(a)       1.06 (a)         6.18(a)     86

  1.94  (b)          472     1.92(a)       1.15 (a)         4.00(a)     57 +
  6.35  (b)        1,269     2.64          1.18             3.34        52
  5.01 +(b)           13    12.56(a)       1.21 (a)         4.11(a)     80

  1.65 +         730,797     0.72(a)       0.72 (a)         4.98(a)     57 +

  0.50%+     $     6,899     1.08%(a)      1.08%(a)         3.10%(a)    11%+
  8.93 +           5,986     1.24(a)       1.24 (a)         2.95(a)     24 +

  0.32 +          19,311     1.28(a)       1.28 (a)         2.91(a)     11 +
  8.87 +          13,119     1.44(a)       1.44 (a)         2.67(a)     24 +

  1.05 +               5     1.03(a)       1.03 (a)         1.26(a)     11 +

 (3.73%)+    $   192,322     0.84%(a)***   0.84%(a)***      1.83%(a)    84%+ ++
 10.38           437,623     0.85          0.85             2.13       174
 15.40           195,165     0.91          0.91             3.10       338
 20.12           181,728     0.92          0.92             3.23       439
  0.53            96,534     1.02          1.02             3.56       527
  1.68           116,370     1.00          1.00             4.65       644

 (3.78)+         126,205     1.04(a)***    1.04 (a)***      1.49(a)     84%+ ++
 10.21           368,405     1.05          1.05             1.93       174
 15.25            64,400     1.11          1.11             2.74       338
 21.21+           21,820     1.12(a)       1.12 (a)         3.30(a)    439

 (3.86)+(b)          672     1.83(a)***    1.19 (a)***      1.58(a)     84%+ ++
 10.05  (b)        1,307     2.56          1.20             1.54       174
 11.81 +(b)            5    18.10(a)       1.26 (a)         1.28(a)    338

(2.68)+          728,313     0.78(a)***    0.78 (a)***      2.91(a)     84 + ++

+++   Net investment income has been calculated using the average shares method.

*     Commencement of operations

** Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

##    Amount is less than $1,000

****  Amount is less than .01%.

++ The portfolio turnover rate does not include the assets acquired in the merger.

*** The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.83% and 0.83% for Series I, 1.03% and 1.03% for Series II, 1.82% and 1.18% for Series III, and 0.77% and 0.77% for Series NAV, respectively.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

(c) As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain
      (loss) in the Statements of Operations. The effect of this reclassification was to increase the net investment income per share by $0.04 for Series I, $0.05 for Series II, and $0.14 for Series III, and the net investment income ratio by 0.51% for Series I, 0.68% for Series II, and 1.89% for Series III, for the year ended December 31, 2004. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of $0.05 for Series I, $0.06 for Series II, and $0.03 for Series III, and to the net investment income ratio of 0.35% for Series I, 0.41% for Series II, and 0.75% for Series III for the year/period ended December 31, 2003; increases to the net investment income per share of less than $0.01 for Series I and $0.03 for Series II, and to the net investment income ratio of 0.03% for Series I and 0.23% for Series II for the year/period ended December 31, 2002; increases to the net investment income per share of $0.03 for Series I, and to the net investment income ratio of 0.27% for Series I for the year ended December 31, 2001; and increases to the net investment income per share of less than $0.01 for Series I, and to the net investment income ratio of 0.04% for Series I for the year ended December 31, 2000.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                     NET REALIZED
                                                    AND UNREALIZED
                                                    GAIN (LOSS) ON
                               NET ASSET    NET      INVESTMENTS              DIVIDENDS                                 NET ASSET
           YEAR OR               VALUE,  INVESTMENT  AND FOREIGN   TOTAL FROM  FROM NET   DISTRIBUTIONS                  VALUE,
            PERIOD             BEGINNING   INCOME      CURRENCY    INVESTMENT INVESTMENT  FROM CAPITAL       TOTAL       END OF
            ENDED              OF PERIOD   (LOSS)    TRANSACTIONS  OPERATIONS   INCOME        GAINS      DISTRIBUTIONS   PERIOD
-----------------------------  --------- ---------- -------------- ---------- ----------  -------------  -------------- ---------
INVESTMENT QUALITY
 BOND TRUST+++
 SERIES I
  6/30/2005 (Unaudited)        $   12.41 $     0.29 $         0.04 $     0.33 ($    0.70)             -  ($       0.70) $   12.04
  12/31/2004                       12.58       0.61          (0.03)      0.58      (0.75)             -          (0.75)     12.41
  12/31/2003                       12.33       0.61           0.26       0.87      (0.62)             -          (0.62)     12.58
  12/31/2002                       11.85       0.67           0.45       1.12      (0.64)             -          (0.64)     12.33
  12/31/2001                       11.74       0.74           0.09       0.83      (0.72)             -          (0.72)     11.85
  12/31/2000                       11.60       0.79           0.24       1.03      (0.89)             -          (0.89)     11.74
 SERIES II
  6/30/2005 (Unaudited)            12.37       0.28           0.03       0.31      (0.65)             -          (0.65)     12.03
  12/31/2004                       12.55       0.57          (0.01)      0.56      (0.74)             -          (0.74)     12.37
  12/31/2003                       12.32       0.57           0.29       0.86      (0.63)             -          (0.63)     12.55
  01/28/2002* to 12/31/2002        11.94       0.56           0.46       1.02      (0.64)             -          (0.64)     12.32
 SERIES III
  6/30/2005 (Unaudited)            12.37       0.28           0.01       0.29      (0.66)             -          (0.66)     12.00
  12/31/2004                       12.58       0.40           0.15       0.55      (0.76)             -          (0.76)     12.37
  9/05/2003* to 12/31/2003         12.08       0.17           0.33       0.50          -              -              -      12.58
 SERIES NAV
  2/28/2005* to 6/30/2005
  (Unaudited)                      12.45       0.20           0.09       0.29      (0.72)             -          (0.72)     12.02

TOTAL RETURN TRUST+++(c)
 SERIES I
  6/30/2005 (Unaudited)          $ 14.17 $     0.20 $         0.19 $     0.39 ($    0.34) ($       0.35) ($       0.69) $   13.87
  12/31/2004                       14.21       0.27           0.40       0.67      (0.54)         (0.17)         (0.71)     14.17
  12/31/2003                       14.43       0.35           0.35       0.70      (0.77)         (0.15)         (0.92)     14.21
  12/31/2002                       13.88       0.49           0.78       1.27      (0.42)         (0.30)         (0.72)     14.43
  12/31/2001                       13.33       0.61           0.51       1.12      (0.57)             -          (0.57)     13.88
  12/31/2000                       12.37       0.76           0.51       1.27      (0.31)             -          (0.31)     13.33
 SERIES II
  6/30/2005 (Unaudited)            14.11       0.18           0.20       0.38      (0.29)         (0.35)         (0.64)     13.85
  12/31/2004                       14.17       0.23           0.41       0.64      (0.53)         (0.17)         (0.70)     14.11
  12/31/2003                       14.42       0.31           0.37       0.68      (0.78)         (0.15)         (0.93)     14.17
  1/28/2002* to 12/31/2002         14.00       0.36           0.78       1.14      (0.42)         (0.30)         (0.72)     14.42
 SERIES III
  6/30/2005 (Unaudited)            14.10       0.18           0.18       0.36      (0.34)         (0.35)         (0.69)     13.77
  12/31/2004                       14.21       0.19           0.43       0.62      (0.56)         (0.17)         (0.73)     14.10
  9/5/2003* to 12/31/2003          13.75       0.08           0.38       0.46          -              -              -      14.21
 SERIES NAV
  2/28/2005* to 6/30/2005
  (Unaudited)                      14.16       0.16           0.24       0.40      (0.37)         (0.35)         (0.72)     13.84

REAL RETURN BOND TRUST+++
 SERIES I
  6/30/2005 (Unaudited)        $   14.00 $     0.13 $         0.15 $     0.28          -  ($       0.64) ($       0.64) $   13.64
  12/31/2004                       13.11       0.09           1.08       1.17 ($    0.06)         (0.22)         (0.28)     14.00
  5/5/2003* to 12/31/2003          12.50       0.08           0.53       0.61          -              -              -      13.11
 SERIES II
  6/30/2005 (Unaudited)            13.95       0.12           0.15       0.27      (0.02)         (0.64)         (0.66)     13.56
  12/31/2004                       13.10       0.06           1.07       1.13      (0.06)         (0.22)         (0.28)     13.95
  5/5/2003* to 12/31/2003          12.50       0.06           0.54       0.60          -              -              -      13.10
 SERIES III
  6/30/2005 (Unaudited)            13.95       0.10           0.14       0.25          -          (0.64)         (0.64)     13.56
  12/31/2004                       13.11       0.06           1.07       1.13      (0.07)         (0.22)         (0.29)     13.95
  9/05/2003* to 12/31/2003         12.41       0.01           0.69       0.70          -              -              -      13.11
 SERIES NAV
  2/28/2005* to 6/30/2005
  (Unaudited)                      13.93       0.10           0.24       0.35      (0.10)         (0.64)         (0.74)     13.54

CORE BOND TRUST+++
 SERIES I
  4/29/2005* to 6/30/2005
  (Unaudited)                  $   12.50 $     0.07 $         0.13 $     0.20          -              -              -  $   12.70
 SERIES II
  4/29/2005* to 6/30/2005
  (Unaudited)                      12.50       0.07           0.12       0.19          -              -              -      12.69
 SERIES NAV
  4/29/2005* to 6/30/2005
  (Unaudited)                      12.50       0.07           0.12       0.19          -              -              -      12.69

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                   RATIO OF
                                                   EXPENSES         RATIO OF NET
               NET ASSETS        RATIO OF         TO AVERAGE         INVESTMENT
                 END OF          EXPENSES         NET ASSETS        INCOME (LOSS)     PORTFOLIO
   TOTAL         PERIOD         TO AVERAGE       AFTER EXPENSE       TO AVERAGE        TURNOVER
  RETURN        (000's)         NET ASSETS        REDUCTIONS         NET ASSETS        RATE **
-----------    --------------  ------------    ----------------    ---------------   ------------
   2.77%+      $  291,902          0.74%(a)           0.74%(a)            4.83%(a)        10%+
   4.81           362,171          0.74               0.74                4.94            23
   7.32           399,189          0.75               0.75                4.93            59
   9.94           469,334          0.74               0.74                5.71            46
   7.33           407,652          0.74               0.74                6.28            50
   9.40           282,725          0.73               0.73                6.95            35

   2.62 +          61,085          0.94 (a)           0.94 (a)            4.61 (a)        10 +
   4.65           109,742          0.94               0.94                4.67            23
   7.24            84,928          0.95               0.95                4.64            59
   9.02 +          38,021          0.94 (a)           0.94 (a)            5.07 (a)        46

   2.51 +(b)           99          2.40 (a)           1.09 (a)            4.46 (a)        10 +
   4.60  (b)          331          4.34               1.09                3.38            23
   4.14 +(b)           22         11.06 (a)           1.10 (a)            4.31 (a)        59

   2.48 +         120,759          0.65 (a)           0.65 (a)            4.91            10 +

   2.85%+      $  583,268          0.81%(a)***        0.81%(a)***         2.80%(a)       193%+ ++
   4.96           902,641          0.80               0.80                1.93           251
   5.02         1,036,128          0.82               0.82                2.48           285
   9.52         1,072,629          0.81               0.81                3.53           381
   8.28           736,472          0.83               0.83                4.50           439
  10.49           387,647          0.84               0.84                6.02           551

   2.77 +         306,909          1.01 (a)***        1.01 (a)***         2.50 (a)       193 + ++
   4.71           619,823          1.00               1.00                1.69           251
   4.87           491,176          1.02               1.02                2.15           285
   8.51 +         218,354          1.01 (a)           1.01 (a)            2.79 (a)       381

   2.64 +(b)        2,537          1.82 (a)***        1.16 (a)***         2.55 (a)       193 + ++
   4.57  (b)        2,886          2.90               1.15                1.38           251
   3.35 +(b)          337          7.92 (a)           1.17 (a)            1.74 (a)       285 +

   2.94 +(b)      658,347          0.73 (a)***        0.73 (a)***         3.54 (a)       193 + ++

   2.11%+      $   17,143          0.81%(a)           0.81%(a)            1.81%(a)       649%+
   9.06           196,293          0.82               0.82                0.68          1151(d)
   4.88 +         137,432          0.83 (a)           0.83 (a)            1.00 (a)       574

   2.04 +         157,534          1.01 (a)           1.01 (a)            1.76 (a)       649 +
   8.73           343,306          1.02               1.02                0.50          1151(d)
   4.80 +         142,254          1.03 (a)           1.03 (a)            0.67 (a)       574

   1.90 +(b)           50          2.52 (a)           1.16 (a)            1.45 (a)       649 +
   8.75  (b)          699          2.99               1.17                0.43          1151(d)
   5.64 +(b)            8         14.88 (a)           1.18 (a)            0.20 (a)       574

   2.64 +         493,004          0.73 (a)           0.73 (a)            2.32 (a)       649 +

   1.60%+               -##        0.91%(a)           0.91%(a)            3.18%(a)       389%+

   1.52 +             100          1.11 (a)           1.11 (a)            3.19 (a)       389 +

   1.52 +         245,281          0.86 (a)           0.86 (a)            3.31 (a)       389 +

+++   Net investment income has been calculated using the average shares method.

*     Commencement of operations

** Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

##    Amount is less than $1,000

++ The portfolio turnover rate does not include the assets acquired in the merger.

*** The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.81% and 0.81% for Series I, 1.01% and 1.01% for Series II, 1.82% and 1.16% for Series III, and 0.73% and 0.73% for Series NAV, respectively.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

(c) As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain
      (loss) in the Statements of Operations. The effect of this reclassification was to increase (decrease) the net investment income per share by less than $(0.01) for Series I, Series II and Series III, and the net investment income ratio by less than (0.01%) for Series I, Series II and Series III for the year ended December 31, 2004. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of less than $0.01 for Series I, Series II and Series III, and the net investment income ratio of less than 0.01% for Series I, Series II and Series III for the year ended December 31, 2003; increases (decreases) to the net investment income per share of less than $(0.01) for Series I and less than $0.01 for Series II, and the net investment income ratio by less than (0.01%) for Series I, and 0.01% for Series II for the year/period ended December 31, 2002; decreases to the net investment income per share of less than $(0.01) for Series I, and to the net investment income ratio of (0.02%) for Series I for the year ended December 31, 2001; and decreases to the net investment income per share of $(0.03) for Series I and to the net investment income ratio of (0.21%) for Series I for the year ended December 31, 2000.

(d)   Includes the effect of dollar roll transactions, if any.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                      NET REALIZED
                                                     AND UNREALIZED
                                                     GAIN (LOSS) ON
                             NET ASSET     NET        INVESTMENTS                 DIVIDENDS                  DISTRIBUTIONS
       YEAR OR                 VALUE,   INVESTMENT    AND FOREIGN    TOTAL FROM    FROM NET   DISTRIBUTIONS      FROM
        PERIOD               BEGINNING    INCOME        CURRENCY     INVESTMENT   INVESTMENT  FROM CAPITAL      CAPITAL
        ENDED                OF PERIOD    (LOSS)      TRANSACTIONS   OPERATIONS     INCOME        GAINS         PAID-IN
--------------------------   ---------  ----------   --------------  ----------   ----------  -------------  --------------
ACTIVE BOND TRUST(o)
 SERIES I
  4/29/2005* to 6/30/2005
   (Unaudited)+++             $  9.60    $  0.06       $      0.10     $ 0.16             -            -             -
 SERIES II
  4/29/2005* to 6/30/2005
   (Unaudited)+++                9.60       0.06              0.10       0.16             -            -             -
 SERIES NAV
  6/30/2005 (Unaudited)+++       9.63       0.19              0.06       0.25      ($  0.12)           -             -
  12/31/2004++++                 9.64       0.34              0.11       0.45         (0.34)     ($ 0.12)            -
  12/31/2003++++                 9.70       0.43              0.18       0.61         (0.43)       (0.24)            -
  12/31/2002++++                 9.55       0.50              0.18       0.68         (0.53)           -             -
  12/31/2001++++                 9.44       0.58              0.11       0.69         (0.58)           -             -
  12/31/2000++++                 9.12       0.64              0.28       0.92         (0.60)           -             -

U.S. GOVERNMENT SECURITIES
TRUST+++
 SERIES I
  6/30/2005 (Unaudited)       $ 13.93    $  0.17      ($      0.19)   ($ 0.02)     ($  0.02)     ($ 0.26)            -
  12/31/2004                    14.01       0.24              0.15       0.39         (0.28)       (0.19)            -
  12/31/2003                    14.22       0.21              0.03       0.24         (0.45)           -             -
  12/31/2002                    13.72       0.54              0.52       1.06         (0.56)           -             -
  12/31/2001                    13.57       0.69              0.23       0.92         (0.77)           -             -
  12/31/2000                    13.24       0.85              0.50       1.35         (1.02)           -             -
 SERIES II
  6/30/2005 (Unaudited)         13.88       0.16             (0.12)      0.04         (0.02)       (0.26)            -
  12/31/2004                    13.97       0.21              0.15       0.36         (0.26)       (0.19)            -
  12/31/2003                    14.21       0.18              0.04       0.22         (0.46)           -             -
  1/28/2002* to 12/31/2002      13.77       0.39              0.61       1.00         (0.56)           -             -
 SERIES III
  6/30/2005 (Unaudited)         13.88       0.16              0.02       0.18             -        (0.26)            -
  12/31/2004                    14.01       0.19              0.16       0.35         (0.29)       (0.19)            -
  9/05/2003* to 12/31/2003      13.70       0.03              0.28       0.31             -            -             -
 SERIES NAV
  2/28/2005* to 6/30/2005
  (Unaudited)                   13.90       0.12             (0.12)         -         (0.03)       (0.26)            -

SHORT-TERM BOND TRUST+++(o)
 SERIES NAV
  6/30/2005 (Unaudited)       $  9.93    $  0.21      ($      0.10)    $ 0.11      ($  0.15)           -             -
  12/31/2004                    10.13       0.30             (0.15)      0.15         (0.30)           -       ($ 0.05)
  12/31/2003 (c)                10.23       0.37             (0.10)      0.27         (0.35)           -#        (0.02)
  12/31/2002 (c)                10.11       0.44              0.12       0.56         (0.41)           -         (0.03)
  12/31/2001                     9.86       0.52              0.26       0.78         (0.53)           -             -
  12/31/2000                     9.72       0.61              0.14       0.75         (0.61)           -             -

MONEY MARKET TRUST+++
 SERIES I
  6/30/2005 (Unaudited)       $ 10.00    $  0.11                 -     $ 0.11      ($  0.11)           -             -
  12/31/2004                    10.00       0.09                 -       0.09         (0.09)           -             -
  12/31/2003                    10.00       0.06                 -       0.06         (0.06)           -             -
  12/31/2002                    10.00       0.12                 -       0.12         (0.12)           -             -
  12/31/2001                    10.00       0.34                 -       0.34         (0.34)           -             -
  12/31/2000                    10.00       0.57                 -       0.57         (0.57)           -             -
 SERIES II
  6/30/2005 (Unaudited)         10.00       0.10                 -       0.10         (0.10)           -             -
  12/31/2004                    10.00       0.06                 -       0.06         (0.06)           -             -
  12/31/2003                    10.00       0.04                 -       0.04         (0.04)           -             -
  01/28/2002* to 12/31/2002     10.00       0.08                 -       0.08         (0.08)           -             -
 SERIES III
  6/30/2005 (Unaudited)         10.00       0.09                 -       0.09         (0.09)           -             -
  12/31/2004                    10.00       0.05                 -       0.05         (0.05)           -             -
  9/05/2003* to 12/31/2003      10.00          -#                -          -#            -#           -             -

                                                      NET ASSET
              YEAR OR                                   VALUE,
               PERIOD                      TOTAL        END OF
               ENDED                   DISTRIBUTIONS    PERIOD
------------------------------------   -------------  ----------
ACTIVE BOND TRUST(o)
 SERIES I
  4/29/2005* to 6/30/2005
   (Unaudited)+++                               -      $  9.76
 SERIES II
  4/29/2005* to 6/30/2005
   (Unaudited)+++                               -         9.76
 SERIES NAV
  6/30/2005 (Unaudited)+++               ($  0.12)        9.76
  12/31/2004++++                            (0.46)        9.63
  12/31/2003++++                            (0.67)        9.64
  12/31/2002++++                            (0.53)        9.70
  12/31/2001++++                            (0.58)        9.55
  12/31/2000++++                            (0.60)        9.44

U.S. GOVERNMENT SECURITIES TRUST+++(o)
 SERIES I
  6/30/2005 (Unaudited)                  ($  0.28)     $ 13.63
  12/31/2004                                (0.47)       13.93
  12/31/2003                                (0.45)       14.01
  12/31/2002                                (0.56)       14.22
  12/31/2001                                (0.77)       13.72
  12/31/2000                                (1.02)       13.57
 SERIES II
  6/30/2005 (Unaudited)                     (0.28)       13.64
  12/31/2004                                (0.45)       13.88
  12/31/2003                                (0.46)       13.97
  1/28/2002* to 12/31/2002                  (0.56)       14.21
 SERIES III
  6/30/2005 (Unaudited)                     (0.26)       13.80
  12/31/2004                                (0.48)       13.88
  9/05/2003* to 12/31/2003                      -        14.01
 SERIES NAV
  2/28/2005* to 6/30/2005
  (Unaudited)                               (0.29)       13.61

SHORT-TERM BOND TRUST+++
 SERIES NAV
  6/30/2005 (Unaudited)                  ($  0.15)     $  9.89
  12/31/2004                                (0.35)        9.93
  12/31/2003 (c)                            (0.37)       10.13
  12/31/2002 (c)                            (0.44)       10.23
  12/31/2001                                (0.53)       10.11
  12/31/2000                                (0.61)        9.86

MONEY MARKET TRUST+++
 SERIES I
  6/30/2005 (Unaudited)                  ($  0.11)     $ 10.00
  12/31/2004                                (0.09)       10.00
  12/31/2003                                (0.06)       10.00
  12/31/2002                                (0.12)       10.00
  12/31/2001                                (0.34)       10.00
  12/31/2000                                (0.57)       10.00
 SERIES II
  6/30/2005 (Unaudited)                     (0.10)       10.00
  12/31/2004                                (0.06)       10.00
  12/31/2003                                (0.04)       10.00
  01/28/2002* to 12/31/2002                 (0.08)       10.00
 SERIES III
  6/30/2005 (Unaudited)                     (0.09)       10.00
  12/31/2004                                (0.05)       10.00
  9/05/2003* to 12/31/2003                      -#       10.00


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                            RATIO OF
                                            EXPENSES      RATIO OF NET
               NET ASSETS     RATIO OF     TO AVERAGE      INVESTMENT
                 END OF       EXPENSES     NET ASSETS     INCOME (LOSS)   PORTFOLIO
   TOTAL         PERIOD      TO AVERAGE   AFTER EXPENSE    TO AVERAGE      TURNOVER
   RETURN       (000's)      NET ASSETS    REDUCTIONS      NET ASSETS      RATE **
------------  -----------    ----------   -------------   -------------   ----------
   1.67%+     $  226,648       0.68%(a)       0.68%(a)       3.72%(a)       190%+ ++

   1.67 +        495,750       0.88 (a)       0.88 (a)       3.57 (a)       190 + ++

   2.67 +        977,420       0.69 (a)       0.69 (a)       3.91 (a)       190 + ++
   4.75        1,002,384       0.70           0.70           3.56           444
   6.48        1,055,609       0.70           0.70           4.42           466 ++
   7.25          987,454       0.69           0.69           5.24           291
   7.48          947,514       0.67           0.67           5.97           207 ++
  10.45  (b)     842,299       0.44           0.41           6.98           224

   1.50%+     $  295,878       0.73%(a)       0.73%(a)       2.52%(a)        82%+
   2.89          470,799       0.74           0.74           1.76            77
   1.73          524,845       0.73           0.73           1.52            97
   7.99          707,709       0.74           0.74           3.88            19
   7.03          558,392       0.71           0.71           5.10            41
  10.87          333,163       0.72           0.72           6.56            58

   1.53 +        117,373       0.93 (a)       0.93 (a)       2.32 (a)        82 +
   2.70          264,471       0.94           0.94           1.56            77
   1.59          207,778       0.93           0.93           1.28            97
   7.53 +        128,200       0.94 (a)       0.94 (a)       3.04 (a)        19

   1.31 +(b)         110       2.34 (a)       1.08 (a)       2.18 (a)        82 +
   2.64  (b)         792       3.69           1.09           1.43            77
   2.26 +(b)         106       8.13 (a)       1.08 (a)       0.82 (a)        97

   1.82 +        324,329       0.65 (a)       0.65 (a)       2.64 (a)        82 +

   1.13%+     $  228,539       0.69%(a)       0.69%(a)       4.41%(a)        16%+
   1.42          253,253       0.69           0.69           2.96            39
   2.76          260,017       0.67           0.67           3.68            59
   5.67          241,117       0.68           0.68           4.29            97
   8.09          149,450       0.48           0.48           5.20 (d)        86
   7.98           80,109       0.36           0.36           6.27            53

   1.06%+     $2,365,119       0.55%(a)       0.55%(a)       2.15%(a)       N/A
   0.90        2,186,137       0.53           0.53           0.89           N/A
   0.58        1,037,112       0.55           0.55           0.59           N/A
   1.18        1,415,874       0.55           0.55           1.17           N/A
   3.59        1,484,694       0.55           0.55           3.38           N/A
   5.88          950,155       0.54           0.54           5.71           N/A

   0.96 +        226,944       0.75 (a)       0.75 (a)       1.96 (a)       N/A
   0.60          186,304       0.73           0.73           0.62           N/A
   0.38          183,428       0.75           0.75           0.38           N/A
   0.89 +        201,613       0.75 (a)       0.75 (a)       0.91 (a)       N/A

   0.89 +          3,858       1.79 (a)       0.90 (a)       1.73 (a)       N/A
   0.46  (b)       3,133       3.03           0.88           0.53           N/A
   0.04 +(b)       2,152       8.15 (a)       0.90 (a)       0.14 (a)       N/A

+++   Net investment income has been calculated using the average shares method.

++++  Net investment income has been calculated using the SEC method.

*     Commencement of operations

** Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

++ The portfolio turnover rate does not include the assets acquired in the merger.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

(c) Certain amounts in 2002 and 2003 have been reclassified to permit comparison

(d) Had the fund not amortized premiums and accreted discounts on debt securities, the annual ratio of net investment income to average net assets would have been 5.32% for the year ended December 31, 2001.

(o) Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29, 2005, a reorganization of the JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                 NET REALIZED
                                                                AND UNREALIZED
                                                                GAIN (LOSS) ON
                                     NET ASSET          NET      INVESTMENTS                    DIVIDENDS
            YEAR OR                    VALUE,       INVESTMENT   AND FOREIGN     TOTAL FROM     FROM NET      DISTRIBUTIONS
            PERIOD                   BEGINNING        INCOME       CURRENCY      INVESTMENT    INVESTMENT     FROM CAPITAL
             ENDED                   OF PERIOD       (LOSS)**    TRANSACTIONS    OPERATIONS      INCOME           GAINS
-------------------------------      ---------      ----------  --------------   ----------    ----------     -------------
MONEY MARKET TRUST B(o)
 SERIES NAV
  6/30/2005 (Unaudited)+++             $ 1.00         $ 0.01             -         $ 0.01         ($0.01)             -
  12/31/2004++++                         1.00           0.01             -           0.01          (0.01)             -
  12/31/2003++++                         1.00           0.01             -           0.01          (0.01)             -
  12/31/2002++++                         1.00           0.01             -           0.01          (0.01)             -
  12/31/200++++ (c)                      1.00           0.04             -           0.04          (0.04)             -
  12/31/2000++++ (c)                     1.00           0.06             -           0.06          (0.06)             -

LIFESTYLE AGGRESSIVE 1000
 TRUST++++
  SERIES I
  6/30/2005 (Unaudited)                $12.59         $ 0.06        ($0.01)        $ 0.05         ($0.07)        ($0.35)
  12/31/2004                            10.93           0.04          1.70           1.74          (0.04)         (0.04)
  12/31/2003                             8.14           0.02          2.81           2.83          (0.02)             -
  12/31/2002                            10.34           0.04         (2.16)         (2.12)         (0.04)             -
  12/31/2001                            13.09           0.04         (1.84)         (1.80)         (0.04)         (0.53)
  12/31/2000                            14.54           0.05         (0.78)         (0.73)         (0.05)         (0.67)
 SERIES II
  6/30/2005 (Unaudited)                 12.59           0.05         (0.01)          0.04          (0.07)         (0.35)
  12/31/2004                            10.93           0.04          1.70           1.74          (0.04)         (0.04)
  12/31/2003                             8.14           0.02          2.81           2.83          (0.02)             -
  01/28/2002* to 12/31/2002             10.09           0.04         (1.91)         (1.87)         (0.04)             -
 SERIES IIIA
  6/30/2005 (Unaudited)                 11.60           0.05          0.99           1.04          (0.07)         (0.35)
  12/31/2004                            10.93           0.04          1.69           1.73          (0.04)         (0.04)
  9/05/2003* to 12/31/2003               9.80           0.00          1.13           1.13              -              -
 SERIES NAV
  4/29/2005* to 6/30/2005
  (Unaudited)                           11.61                            -           0.61           0.61              -

LIFESTYLE GROWTH 820 TRUST++++
 SERIES I
  6/30/2005 (Unaudited)                $13.40         $ 0.16        ($0.08)        $ 0.08         ($0.17)        ($0.28)
  12/31/2004                            11.86           0.13          1.58           1.71          (0.13)         (0.04)
  12/31/2003                             9.28           0.09          2.61           2.70          (0.09)         (0.01)
  12/31/2002                            11.25           0.14         (1.89)         (1.75)         (0.14)         (0.02)
  12/31/2001                            13.59           0.18         (1.43)         (1.25)         (0.18)         (0.59)
  12/31/2000                            15.18           0.13         (0.57)         (0.44)         (0.13)         (1.02)
 SERIES II
  6/30/2005 (Unaudited)                 13.39           0.16         (0.08)          0.08          (0.17)         (0.28)
  12/31/2004                            11.85           0.13          1.58           1.71          (0.13)         (0.04)
  12/31/2003                             9.28           0.09          2.60           2.69          (0.09)         (0.01)
  01/28/2002* to 12/31/2002             11.06           0.14         (1.70)         (1.56)         (0.14)         (0.02)
 SERIES IIIA
  6/30/2005 (Unaudited)                 12.45           0.15          0.87           1.02          (0.17)         (0.28)
  12/31/2004                            11.86           0.13          1.57           1.70          (0.13)         (0.04)
  9/05/2003* to 12/31/2003              10.77           0.00          1.09           1.09              -              -
 SERIES NAV
  4/29/2005* to 6/30/2005
  (Unaudited)                           12.46                            -           0.58           0.58              -

                                                                           NET ASSET
            YEAR OR                                                          VALUE,
            PERIOD                          RETURN          TOTAL            END OF
             ENDED                        OF CAPITAL    DISTRIBUTIONS        PERIOD
-------------------------------------     ----------    -------------      ---------
MONEY MARKET TRUST B(o)
 SERIES NAV
  6/30/2005 (Unaudited)+++                       -      ($    0.01)        $  1.00
  12/31/2004++++                                 -           (0.01)           1.00
  12/31/2003++++                                 -           (0.01)           1.00
  12/31/2002++++                                 -           (0.01)           1.00
  12/31/200++++ (c)                              -           (0.04)           1.00
  12/31/2000++++ (c)                             -           (0.06)           1.00

LIFESTYLE AGGRESSIVE 1000
 TRUST++++
 SERIES I
  6/30/2005 (Unaudited)                          -      ($    0.42)        $ 12.22
  12/31/2004                                     -           (0.08)          12.59
  12/31/2003                              $  (0.02)          (0.04)          10.93
  12/31/2002                                 (0.04)          (0.08)           8.14
  12/31/2001                                 (0.38)          (0.95)          10.34
  12/31/2000                                     -           (0.72)          13.09
 SERIES II
  6/30/2005 (Unaudited)                          -           (0.42)          12.21
  12/31/2004                                     -           (0.08)          12.59
  12/31/2003                                 (0.02)          (0.04)          10.93
  01/28/2002* to 12/31/2002                  (0.04)          (0.08)           8.14
 SERIES IIIA
  6/30/2005 (Unaudited)                          -           (0.42)          12.22
  12/31/2004                                     -           (0.08)          12.58
  9/05/2003* to 12/31/2003                       -            -              10.93
 SERIES NAV
  4/29/2005* to 6/30/2005
  (Unaudited)                                    -            -              12.22

LIFESTYLE GROWTH 820 TRUST++++
 SERIES I
  6/30/2005 (Unaudited)                          -      ($    0.45)        $ 13.03
  12/31/2004                                     -           (0.17)          13.40
  12/31/2003                              $  (0.02)          (0.12)          11.86
  12/31/2002                                 (0.06)          (0.22)           9.28
  12/31/2001                                 (0.32)          (1.09)          11.25
  12/31/2000                                     -           (1.15)          13.59
 SERIES II
  6/30/2005 (Unaudited)                          -           (0.45)          13.02
  12/31/2004                                     -           (0.17)          13.39
  12/31/2003                                 (0.02)          (0.12)          11.85
  01/28/2002* to 12/31/2002                  (0.06)          (0.22)           9.28
 SERIES IIIA
  6/30/2005 (Unaudited)                          -           (0.45)          13.02
  12/31/2004                                     -           (0.17)          13.39
  9/05/2003* to 12/31/2003                       -            -              11.86
 SERIES NAV
  4/29/2005* to 6/30/2005
  (Unaudited)                                    -            -              13.04


    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                           RATIO OF
                                                           EXPENSES        RATIO OF NET
                   NET ASSETS           RATIO OF          TO AVERAGE        INVESTMENT
                     END OF             EXPENSES          NET ASSETS       INCOME (LOSS)       PORTFOLIO
    TOTAL            PERIOD            TO AVERAGE       AFTER EXPENSE       TO AVERAGE          TURNOVER
    RETURN           (000'S)         NET ASSETS ***     REDUCTIONS***      NET ASSETS **         RATE ~
---------------    ----------       ----------------   ----------------  -----------------    ------------
      0.70%        $  443,166               0.38%              0.28%             2.36 %             N/A
      1.09            472,071               0.33               0.33              1.05               N/A
      0.95            681,633               0.31               0.31              0.95               N/A
      1.48            918,116               0.32               0.32              1.46               N/A
      3.93            745,516               0.32               0.32              3.72               N/A
      6.29  (d)       496,853               0.29               0.29              6.05               N/A

      0.43%+       $  523,584              0.139%(a)          0.139%(a)          1.02 %(a)          161 %+
     16.06            485,623              0.072              0.072              0.31                57
     34.91  (b)       327,927              0.079              0.075              0.23                53
    (20.71) (b)       185,893              0.100              0.075              0.33                90
    (13.67) (b)       187,473              0.100              0.075              0.29                82
     (5.11) (b)       148,693              0.075              0.050              0.33               104

      0.34 +          304,156              0.274 (a)          0.274 (a)          0.87  (a)          161  +
     16.06            293,750              0.072              0.072              0.30                57
     34.91  (b)       157,764              0.079              0.075              0.11                53
    (18.74)+(b)        27,099              0.100 (a)          0.075 (a)         (0.05) (a)           90

      9.00 +(b)         2,328              0.892 (a)          0.362 (a)          0.81  (a)          161  +
     15.97  (b)         1,917              2.055              0.222              0.12                57
     11.53 +(b)             7             21.500 (a)          0.225 (a)         (0.13) (a)           53

      5.25 +              231              0.065 (a)          0.065 (a)         (0.07) (a)          161  +

      0.64%+       $1,919,294              0.135%(a)          0.135%(a)          2.51 %(a)          156 %+
     14.57          1,729,777              0.066              0.066              0.98                48
     29.55          1,223,950              0.071              0.071              0.84                55
    (15.84) (b)       765,561              0.090              0.075              1.24               117
     (8.97) (b)       726,548              0.090              0.075              1.33                84
     (3.05) (b)       545,106              0.060              0.050              0.94               102

      0.64 +        2,995,482              0.279 (a)          0.279 (a)          2.39  (a)          156  +
     14.59          2,116,813              0.066              0.066              0.75                48
     29.44 +(b)       651,730              0.071              0.071              0.53                55
    (14.40)+(b)       120,949              0.090 (a)          0.075 (a)         (0.01) (a)          117

      8.98 +(b)         6,132              0.743 (a)          0.360 (a)          2.39  (a)          156  +
     14.49  (b)         4,895              0.999              0.216              0.06                48
     10.12 +(b)            15             19.950 (a)          0.221 (a)         (0.14) (a)           55

      4.65+             4,338              0.062 (a)          0.062 (a)         (0.07) (a)          156  +

+++   Net investment income has been calculated using the average shares method.

++++  Net investment income has been calculated using the SEC method.

*     Commencement of operations

** Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests (Lifestyle funds only)

*** Does not include expenses of the investment companies in which the Portfolio invests (Lifestyle funds only)

~ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

(c) Per share amounts have been restated to reflect a 10 for 1 stock split effective May 1, 2001.

(d) The total return includes the effect of the capital contribution of $0.01 per share. The total return without the capital contribution would have been 6.18%.

(o) Former John Hancock Variable Series Trust I ("JHVST") Portfolio On April 29, 2005, a reorganization of the JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                             NET REALIZED
                                                            AND UNREALIZED
                                                            GAIN (LOSS) ON
                                  NET ASSET        NET        INVESTMENTS                   DIVIDENDS
          YEAR OR                  VALUE,       INVESTMENT    AND FOREIGN    TOTAL FROM      FROM NET      DISTRIBUTIONS
           PERIOD                BEGINNING        INCOME       CURRENCY      INVESTMENT     INVESTMENT     FROM CAPITAL     RETURN
           ENDED                 OF PERIOD       (LOSS)**    TRANSACTIONS    OPERATIONS       INCOME           GAINS      OF CAPITAL
----------------------------     ----------     ----------  --------------   ----------     ----------     -------------  ----------
LIFESTYLE BALANCED 640
TRUST++++
  SERIES I
   6/30/2005 (Unaudited)           $13.79         $ 0.27        ($0.16)        $ 0.11         ($0.28)        ($0.48)             -
   12/31/2004                       12.43           0.24          1.40           1.64          (0.24)         (0.04)             -
   12/31/2003                       10.30           0.19          2.22           2.41          (0.19)         (0.05)        ($0.04)
   12/31/2002                       11.82           0.29         (1.43)         (1.14)         (0.29)         (0.04)         (0.05)
   12/31/2001                       13.53           0.35         (1.02)         (0.67)         (0.35)         (0.69)             -
   12/31/2000                       14.24           0.26          0.06           0.32          (0.26)         (0.77)             -
  SERIES II
   6/30/2005 (Unaudited)            13.78           0.26         (0.15)          0.11          (0.28)         (0.48)             -
   12/31/2004                       12.43           0.24          1.39           1.63          (0.24)         (0.04)             -
   12/31/2003                       10.30           0.19          2.22           2.41          (0.19)         (0.05)         (0.04)
   01/28/2002* to 12/31/2002        11.72           0.29         (1.33)         (1.04)         (0.29)         (0.04)         (0.05)
  SERIES IIIA
   6/30/2005 (Unaudited)            12.66           0.26          0.97           1.23          (0.28)         (0.48)             -
   12/31/2004                       12.43           0.24          1.39           1.63          (0.24)         (0.04)             -
   9/05/2003* to 12/31/2003         11.45              -          0.98           0.98              -              -              -
  SERIES NAV
   4/29/2005* to 6/30/2005
   (Unaudited)                      12.67                            -           0.48           0.48              -              -

LIFESTYLE MODERATE 460
 TRUST++++
  SERIES I
   6/30/2005 (Unaudited)           $13.80         $ 0.33        ($0.26)        $ 0.07         ($0.33)        ($0.64)             -
   12/31/2004                       12.79           0.31          1.07           1.38          (0.31)         (0.06)             -
   12/31/2003                       11.22           0.27          1.67           1.94          (0.27)         (0.06)        ($0.04)
   12/31/2002                       12.11           0.40         (0.88)         (0.48)         (0.40)             -          (0.01)
   12/31/2001                       13.01           0.45         (0.61)         (0.16)         (0.45)         (0.10)         (0.19)
   12/31/2000                       14.13           0.58         (0.07)          0.51          (0.58)         (1.05)             -
  SERIES II
   6/30/2005 (Unaudited)            13.80           0.32         (0.26)          0.06          (0.33)         (0.64)             -
   12/31/2004                       12.79           0.31          1.07           1.38          (0.31)         (0.06)             -
   12/31/2003                       11.22           0.27          1.67           1.94          (0.27)         (0.06)         (0.04)
   01/28/2002* to 12/31/2002        12.07           0.40         (0.84)         (0.44)         (0.40)             -          (0.01)
  SERIES IIIA
   6/30/2005 (Unaudited)            12.57           0.31          0.97           1.28          (0.33)         (0.64)             -
   12/31/2004                       12.79           0.31          1.05           1.36          (0.31)         (0.06)             -
   9/05/2003* to 12/31/2003         11.98              -          0.81           0.81              -              -              -
  SERIES NAV
   4/29/2005* to 6/30/2005
   (Unaudited)                      12.59                            -           0.31           0.31              -              -

LIFESTYLE CONSERVATIVE 280
 TRUST++++
  SERIES I
   6/30/2005 (Unaudited)           $14.20         $ 0.42        ($0.24)        $ 0.18         ($0.43)        ($0.72)             -
   12/31/2004                       13.64           0.42          0.71           1.13          (0.42)         (0.15)             -
   12/31/2003                       12.72           0.38          1.03           1.41          (0.39)         (0.10)             -
   12/31/2002                       12.94           0.39         (0.16)          0.23          (0.39)         (0.04)        ($0.02)
   12/31/2001                       13.17           0.55         (0.14)          0.41          (0.55)         (0.09)             -
   12/31/2000                       13.15           0.51          0.41           0.92          (0.51)         (0.39)             -
  SERIES II
   6/30/2005 (Unaudited)            14.19           0.41         (0.24)          0.17          (0.43)         (0.72)             -
   12/31/2004                       13.64           0.42          0.70           1.12          (0.42)         (0.15)             -
   12/31/2003                       12.72           0.38          1.03           1.41          (0.39)         (0.10)             -
   1/28/2002* to 12/31/2002         12.93           0.39         (0.15)          0.24          (0.39)         (0.04)         (0.02)
  SERIES IIIA
   6/30/2005 (Unaudited)            12.97           0.40          0.99           1.39          (0.43)         (0.72)             -
   12/31/2004                       13.64           0.42          0.70           1.12          (0.42)         (0.15)             -
   9/05/2003* to 12/31/2003         12.95              -          0.69           0.69              -              -              -
  SERIES NAV
   4/29/2005* to 6/30/2005
   (Unaudited)                      12.99                            -           0.25           0.25              -              -


                                                       NET ASSET
          YEAR OR                                        VALUE,
           PERIOD                        TOTAL           END OF
           ENDED                     DISTRIBUTIONS       PERIOD
----------------------------         -------------     ---------
LIFESTYLE BALANCED 640
TRUST++++
  SERIES I
   6/30/2005 (Unaudited)               $   (0.76)      $   13.14
   12/31/2004                              (0.28)          13.79
   12/31/2003                              (0.28)          12.43
   12/31/2002                              (0.38)          10.30
   12/31/2001                              (1.04)          11.82
   12/31/2000                              (1.03)          13.53
  SERIES II
   6/30/2005 (Unaudited)                   (0.76)          13.13
   12/31/2004                              (0.28)          13.78
   12/31/2003                              (0.28)          12.43
   01/28/2002* to 12/31/2002               (0.38)          10.30
  SERIES IIIA
   6/30/2005 (Unaudited)                   (0.76)          13.13
   12/31/2004                              (0.28)          13.78
   9/05/2003* to 12/31/2003                    -           12.43
  SERIES NAV
   4/29/2005* to 6/30/2005
   (Unaudited)                                 -           13.15

LIFESTYLE MODERATE 460
 TRUST++++
  SERIES I
   6/30/2005 (Unaudited)               $   (0.97)      $   12.90
   12/31/2004                              (0.37)          13.80
   12/31/2003                              (0.37)          12.79
   12/31/2002                              (0.41)          11.22
   12/31/2001                              (0.74)          12.11
   12/31/2000                              (1.63)          13.01
  SERIES II
   6/30/2005 (Unaudited)                   (0.97)          12.89
   12/31/2004                              (0.37)          13.80
   12/31/2003                              (0.37)          12.79
   01/28/2002* to 12/31/2002               (0.41)          11.22
  SERIES IIIA
   6/30/2005 (Unaudited)                   (0.97)          12.88
   12/31/2004                              (0.37)          13.78
   9/05/2003* to 12/31/2003                    -           12.79
  SERIES NAV
   4/29/2005* to 6/30/2005
   (Unaudited)                                 -           12.90

LIFESTYLE CONSERVATIVE 280
 TRUST++++
  SERIES I
   6/30/2005 (Unaudited)               $   (1.15)      $   13.23
   12/31/2004                              (0.57)          14.20
   12/31/2003                              (0.49)          13.64
   12/31/2002                              (0.45)          12.72
   12/31/2001                              (0.64)          12.94
   12/31/2000                              (0.90)          13.17
  SERIES II
   6/30/2005 (Unaudited)                   (1.15)          13.21
   12/31/2004                              (0.57)          14.19
   12/31/2003                              (0.49)          13.64
   1/28/2002* to 12/31/2002                (0.45)          12.72
  SERIES IIIA
   6/30/2005 (Unaudited)                   (1.15)          13.21
   12/31/2004                              (0.57)          14.19
   9/05/2003* to 12/31/2003                    -           13.64
  SERIES NAV
   4/29/2005* to 6/30/2005
   (Unaudited)                                 -           13.24

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                     RATIO OF
                                                      EXPENSES       RATIO OF NET
                   NET ASSETS       RATIO OF        TO AVERAGE        INVESTMENT
                     END OF         EXPENSES        NET ASSETS       INCOME (LOSS)     PORTFOLIO
    TOTAL           PERIOD         TO AVERAGE      AFTER EXPENSE      TO AVERAGE       TURNOVER
    RETURN          (000'S)       NET ASSETS***    REDUCTIONS***     NET ASSETS **      RATE ++
--------------    -----------    ---------------   -------------     -------------     ---------
    0.91% +       $ 2,068,683          0.135%(a)       0.135%(a)        3.99 %(a)         143%+
   13.49            1,845,956          0.066           0.066            1.75               51
   23.97            1,330,925          0.070           0.070            1.59               55
   (9.95)  (b)        859,857          0.090           0.075            2.48              114
   (4.71)  (b)        745,215          0.090           0.075            2.47               71
    2.45   (b)        545,718          0.060           0.050            1.87               85

    0.90  +         3,009,847          0.279 (a)       0.279 (a)        3.88  (a)         143 +
   13.41            2,100,550          0.066           0.066            1.39               51
   23.97   (b)        740,011          0.070           0.070            1.11               55
   (9.18) +(b)        164,273          0.090 (a)       0.075 (a)        0.07  (a)         114

    9.83  +             6,806          0.766 (a)       0.356 (a)        3.81  (a)         143 +
   13.41   (b)          6,038          1.376           0.216            0.24               51
    8.56  +(b)             46          8.350 (a)       0.220 (a)       (0.22) (a)          55

    3.79  +             1,317          0.062 (a)       0.062 (a)       (0.07) (a)         143 +

    0.64% +       $   638,939          0.137%(a)       0.137%(a)        4.79 %(a)         140%+
   11.04              581,801          0.070           0.070            2.26               55
   17.83              461,743          0.075           0.075            2.15               46
   (4.07)  (b)        325,608          0.090           0.075            3.17              113
   (1.09)  (b)        245,499          0.100           0.075            3.23               84
    4.26   (b)        182,038          0.075           0.050            4.37               86

    0.57  +           842,389          0.278 (a)       0.278 (a)        4.70  (a)         140 +
   11.04              630,966          0.070           0.070            1.90               55
   17.83              285,665          0.075           0.075            1.58               46
   (3.77) +(b)         74,241          0.090 (a)       0.075 (a)        0.19  (a)         113

   10.32  +             1,764          0.781 (a)       0.357 (a)        4.60  (a)         140 +
   10.88   (b)          1,578          0.864           0.220           (0.12)              55
    6.76  +(b)              3         44.710 (a)       0.225 (a)       (0.14) (a)          46

    2.46  +               390          0.063 (a)       0.063 (a)       (0.07) (a)         140 +

    1.43% +       $   390,133          0.138%(a)       0.138%(a)        5.90 %(a)         138%+
    8.59              372,748          0.073           0.073            2.80               44
   11.47   (b)        299,278          0.079           0.075            2.89               40
    1.80   (b)        250,656          0.090           0.075            2.62               69
    3.30   (b)        174,041          0.100           0.075            3.82               38
    7.62   (b)        105,627          0.080           0.050            4.00               53

    1.35  +           369,411          0.279 (a)       0.279 (a)        5.82  (a)         138 +
    8.51              285,612          0.073           0.073            2.50               44
   11.46   (b)        153,654          0.079           0.075            2.21               40
    1.83  +(b)         47,697          0.090 (a)       0.075 (a)        0.25  (a)          69

   10.89  +             2,582          0.726 (a)       0.357 (a)        5.69  (a)         138 +
    8.51   (b)          2,432          2.226           0.223            1.25               44
    5.33  +(b)            101          8.730 (a)       0.225 (a)      (0.22)  (a)          40

    1.92  +                21          0.065 (a)       0.065 (a)      (0.08)  (a)         138 +

++++  Net investment income has been calculated using the SEC method.

*     Commencement of operations

** Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests

*** Does not include expenses of the investment companies in which the Portfolio invests.

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

(a)   Annualized

(b) The total return would have been lower, had operatin expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                      NET REALIZED
                                                     AND UNREALIZED
                                                     GAIN (LOSS) ON
                              NET ASSET     NET        INVESTMENTS               DIVIDENDS                                 NET ASSET
         YEAR OR               VALUE,    INVESTMENT    AND FOREIGN    TOTAL FROM  FROM NET   DISTRIBUTIONS                  VALUE,
          PERIOD              BEGINNING    INCOME       CURRENCY      INVESTMENT INVESTMENT  FROM CAPITAL       TOTAL       END OF
          ENDED               OF PERIOD   (LOSS) **   TRANSACTIONS    OPERATIONS   INCOME        GAINS      DISTRIBUTIONS   PERIOD
-------------------------     ---------  ----------  --------------   ---------- ----------  -------------  -------------  ---------
AMERICAN GROWTH TRUST++++
  SERIES I
   6/30/2005 (Unaudited)      $ 17.28    $    0.04   $     0.51       $   0.55          -         ($0.02)        ($0.02)    $  17.81
   12/31/2004                   15.42        (0.01)        1.88           1.87          -          (0.01)         (0.01)       17.28
   7/9/2003* to 12/31/2003      13.94            - #       1.48           1.48          -              -              -        15.42
  SERIES II
   6/30/2005 (Unaudited)        17.24            - #       0.53           0.53          -          (0.02)         (0.02)       17.75
   12/31/2004                   15.41        (0.04)        1.88           1.84          -          (0.01)         (0.01)       17.24
   5/5/2003* to 12/31/2003      12.50            - #       2.91           2.91          -              -              -        15.41

AMERICAN INTERNATIONAL
TRUST++++
  SERIES I
   6/30/2005 (Unaudited)      $ 19.37    $   (0.04)  $     0.25       $   0.21   $  (0.14)        ($1.53)        ($1.67)    $  17.91
   12/31/2004                   16.68         0.13         2.97           3.10      (0.12)         (0.29)         (0.41)       19.37
   7/9/2003* to 12/31/2003      13.78         0.16         2.74           2.90          -              -              -        16.68
  SERIES II
   6/30/2005 (Unaudited)        19.34        (0.03)        0.22           0.19      (0.11)         (1.53)         (1.64)       17.89
   12/31/2004                   16.66         0.11         2.96           3.07      (0.10)         (0.29)         (0.39)       19.34
   5/5/2003* to 12/31/2003      12.50         0.14         4.02           4.16          -              -              -        16.66

AMERICAN BLUE CHIP INCOME
AND GROWTH TRUST++++
  SERIES I
   6/30/2005 (Unaudited)      $ 16.90    $    0.12   $    (0.10)      $   0.02   $  (0.05)        ($1.83)        ($1.88)    $  15.04
   12/31/2004                   15.46         0.04         1.40           1.44          -              -              -        16.90
   7/9/2003* to 12/31/2003      13.66            - #       1.80           1.80          -              -              -        15.46
  SERIES II
   6/30/2005 (Unaudited)        16.85         0.11        (0.08)          0.03      (0.01)         (1.83)         (1.84)       15.04
   12/31/2004                   15.44         0.01         1.40           1.41          -              -              -        16.85
   5/5/2003* to 12/31/2003      12.50            - #       2.94           2.94          -              -              -        15.44

AMERICAN GROWTH-INCOME
TRUST++++
  SERIES I
   6/30/2005 (Unaudited)      $ 17.00    $    0.09   $    (0.15)      $  (0.06)  $  (0.08)        ($0.03)        ($0.11)    $  16.83
   12/31/2004                   15.55         0.05         1.49           1.54      (0.07)         (0.02)         (0.09)       17.00
   7/9/2003* to 12/31/2003      13.78         0.10         1.67           1.77          -              -              -        15.55
  SERIES II
   6/30/2005 (Unaudited)        16.97         0.07        (0.15)         (0.08)     (0.07)         (0.02)         (0.09)       16.80
   12/31/2004                   15.53         0.04         1.48           1.52      (0.06)         (0.02)         (0.08)       16.97
   5/5/2003* to 12/31/2003      12.50         0.09         2.94           3.03          -              -              -        15.53

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                       RATIO OF
                                                       EXPENSES         RATIO OF NET
                   NET ASSETS        RATIO OF         TO AVERAGE         INVESTMENT
                     END OF          EXPENSES         NET ASSETS       INCOME (LOSS)     PORTFOLIO
   TOTAL             PERIOD         TO AVERAGE       AFTER EXPENSE       TO AVERAGE      TURNOVER
   RETURN           (000'S)        NET ASSETS***     REDUCTIONS***      NET ASSETS**      RATE ++
------------       ----------     --------------     -------------     --------------    ---------
    3.21%  +       $   32,942           0.38%(a)          0.38%(a)          0.28 %(a)        1%+
   12.10   +           16,769           0.37              0.37             (0.12)            1
   10.62                3,389           0.38 (a)          0.38 (a)          0.04  (a)        1

    3.10   +          862,287           0.53 (a)          0.53 (a)          0.04  (a)        1 +
   11.91              707,695           0.52              0.52             (0.30)            1
   23.28   +          269,774           0.53 (a)          0.53 (a)         (0.23) (a)        1

    1.13%  +       $   18,574           0.38%(a)          0.38%(a)          0.17 %(a)        1%+
   18.88               10,116           0.38              0.38              1.57            65
   21.04   +            2,590           0.39 (a)          0.39 (a)          3.34  (a)       22

    1.04   +          424,155           0.53 (a)          0.53 (a)         (0.01) (a)        1 +
   18.74              306,595           0.53              0.53              1.07            65
   33.28   +          178,069           0.54 (a)          0.54 (a)          2.01  (a)       22

    0.36%  +       $    4,058           0.38%(a)          0.38%(a)          1.94 %(a)        6%+
    9.31                3,154           0.39              0.39              0.29            54
   13.18   +            1,282           0.39 (a)          0.39 (a)         (0.39) (a)        -##

    0.39   +          178,303           0.53 (a)          0.53 (a)          1.51  (a)        6 +
    9.13              180,058           0.54              0.54              0.05            54
   23.52   +          180,792           0.54 (a)          0.54 (a)         (0.54) (a)        -##

   (0.36%) +       $   10,127           0.38%(a)          0.38%(a)          1.16 %(a)        -## +
    9.96                8,992           0.37              0.37              1.01             1%
   12.84   +            1,223           0.38 (a)          0.38 (a)          3.66  (a)        2

   (0.46)  +          683,552           0.53 (a)          0.53 (a)          1.03  (a)        -## +
    9.83              557,999           0.52              0.52              0.68             1
   24.24   +          182,259           0.53 (a)          0.53 (a)          2.08  (a)        2

++++  Net investment income has been calculated using the SEC method.

*     Commencement of operations

** Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests

*** Does not include expenses of the investment companies in which the Portfolio invests.

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#    Amount is less than $.01 per share.

##   Amount is less than 1%. (a) Annualized

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SCIENCE & TECHNOLOGY TRUST

                                                                        SHARES OR
                                                                        PRINCIPAL
                                                                          AMOUNT           VALUE
                                                                       ------------    ---------------
COMMON STOCKS - 98.56%

ADVERTISING - 0.30%
Monster Worldwide, Inc. *                                                    49,300    $     1,413,924

BROADCASTING - 0.38%
Viacom, Inc., Class B                                                        57,160          1,830,263

BUSINESS SERVICES - 8.41%
Accenture, Ltd., Class A *                                                  360,200          8,165,734
Cadence Design Systems, Inc. *                                              561,100          7,664,626
Certegy, Inc.                                                               115,000          4,395,300
Electronic Arts, Inc. *                                                      49,100          2,779,551
First Data Corp.                                                            269,800         10,829,772
Informatica Corp. * (a)                                                      74,000            620,860
VERITAS Software Corp. *                                                    239,350          5,840,140
                                                                                       ---------------
                                                                                            40,295,983
CABLE AND TELEVISION - 1.23%
Time Warner, Inc. *                                                         353,000          5,898,630

CELLULAR COMMUNICATIONS - 1.52%
Crown Castle International Corp. * (a)                                      120,700          2,452,624
Motorola, Inc.                                                              136,000          2,483,360
Nextel Communications, Inc., Class A *                                       72,100          2,329,551
                                                                                       ---------------
                                                                                             7,265,535
COMPUTERS & BUSINESS EQUIPMENT - 14.46%
CDW Corp.                                                                   120,686          6,889,964
Dell, Inc. *                                                                609,500         24,081,345
EMC Corp. *                                                               1,157,600         15,870,696
International Business Machines Corp.                                       189,400         14,053,480
Lexmark International, Inc. *                                                60,700          3,935,181
Research In Motion, Ltd. *                                                   61,000          4,498,750
                                                                                       ---------------
                                                                                            69,329,416
ELECTRONICS - 4.58%
Adobe Systems, Inc.                                                          20,000            572,400
Flextronics International, Ltd. * (a)                                       530,200          7,003,942
Jabil Circuit, Inc. *                                                        90,700          2,787,211
Samsung Electronics Company                                                  18,400          8,794,968
Synopsys, Inc. *                                                            168,500          2,808,895
                                                                                       ---------------
                                                                                            21,967,416
FINANCIAL SERVICES - 0.17%
Fiserv, Inc. *                                                               18,600            798,870

HEALTHCARE PRODUCTS - 0.55%
Boston Scientific Corp. *                                                    97,300          2,627,100

HOUSEHOLD APPLIANCES - 0.33%
LG Electronics, Inc.                                                         24,700          1,572,579

INTERNET CONTENT - 2.56%
Yahoo!, Inc. *                                                              353,900         12,262,635

INTERNET RETAIL - 2.08%
Amazon.com, Inc. *                                                           19,700            651,676
eBay, Inc. *                                                                281,800          9,302,218
                                                                                       ---------------
                                                                                             9,953,894
INTERNET SERVICE PROVIDER - 1.50%
Covad Communications Group, Inc. * (a)                                          622                871
Google, Inc., Class A *                                                      24,400          7,177,260
                                                                                       ---------------
                                                                                             7,178,131
INTERNET SOFTWARE - 10.08%
Cisco Systems, Inc. *                                                     1,155,630         22,084,089
Juniper Networks, Inc. * (a)                                                364,452          9,176,902
Macromedia, Inc. *                                                            6,100            233,142
McAfee, Inc. *                                                              232,000          6,073,760
Symantec Corp. *                                                            254,200          5,526,308
VeriSign, Inc. *                                                            181,900          5,231,444
                                                                                       ---------------
                                                                                            48,325,645
LEISURE TIME - 1.12%
DreamWorks Animation SKG, Inc. * (a)                                         73,700          1,930,940
International Game Technology, Inc. (a)                                     122,700          3,454,005
                                                                                       ---------------
                                                                                             5,384,945
PHARMACEUTICALS - 0.28%
Gilead Sciences, Inc. *                                                      30,800          1,354,892

SEMICONDUCTORS - 22.57%
Altera Corp. *                                                              248,200          4,919,324
Analog Devices, Inc.                                                        358,000         13,356,980
Applied Materials, Inc.                                                     323,800          5,239,084
ASML Holding NV * (a)                                                       117,700          1,843,182
Broadcom Corp., Class A *                                                    24,400            866,444
Intel Corp.                                                                 518,100         13,501,686
Intersil Corp., Class A (a)                                                 249,000          4,673,730
KLA-Tencor Corp.                                                            148,500          6,489,450
Linear Technology Corp.                                                      94,700          3,474,543
Marvell Technology Group, Ltd. *                                             91,600          3,484,464
Maxim Integrated Products, Inc.                                             341,000         13,029,610
Microchip Technology, Inc.                                                  237,300          7,028,826
National Semiconductor Corp.                                                122,000          2,687,660
Novellus Systems, Inc. *                                                    200,700          4,959,297
Taiwan Semiconductor
     Manufacturing Company, Ltd., SADR                                      596,188          5,437,237
Texas Instruments, Inc.                                                      96,100          2,697,527
Xilinx, Inc.                                                                568,300         14,491,650
                                                                                       ---------------
                                                                                           108,180,694
SOFTWARE - 19.46%
Citrix Systems, Inc. *                                                      121,000          2,620,860
Cognos, Inc. * (a)                                                          188,000          6,418,320
Intuit, Inc. *                                                               36,600          1,651,026
Mercury Interactive Corp. *                                                 305,700         11,726,652
Microsoft Corp.                                                           1,336,400         33,196,176
NAVTEQ Corp. *                                                               55,900          2,078,362
Oracle Corp. *                                                            1,209,000         15,958,800
Red Hat, Inc. * (a)                                                         785,700         10,292,670
SAP AG, SADR (a)                                                             91,000          3,940,300

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SCIENCE & TECHNOLOGY TRUST (CONTINUED)

                                                                        SHARES OR
                                                                        PRINCIPAL
                                                                          AMOUNT           VALUE
                                                                       ------------    ---------------
SOFTWARE (CONTINUED)
SAP AG (a)                                                                   30,900    $     5,383,721
                                                                                       ---------------
                                                                                            93,266,887
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 6.98%
Corning, Inc. *                                                             548,200          9,111,084
Lucent Technologies, Inc. * (a)                                             495,400          1,441,614
Nokia Oyj-Sponsored ADR                                                     279,050          4,643,392
Nortel Networks Corp. * (a)                                                 724,900          1,891,989
QUALCOMM, Inc.                                                              400,500         13,220,505
Telus Corp.                                                                  69,900          2,377,299
Telus Corp.-CAD                                                              22,400            786,933
                                                                                       ---------------
                                                                                            33,472,816
                                                                                       ---------------
TOTAL COMMON STOCKS (Cost $442,398,254)                                                $   472,380,255
                                                                                       ---------------
SHORT TERM INVESTMENTS - 11.21%
State Street Navigator Securities
     Lending Prime Portfolio (c)                                       $ 49,070,011    $    49,070,011
T. Rowe Price Reserve Investment Fund (c)                                 4,673,683          4,673,683
                                                                       ------------    ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $53,743,694)                                                                     $    53,743,694
                                                                                       ---------------

REPURCHASE AGREEMENTS - 0.42%
Repurchase Agreement with State Street
     Corp. dated 06/30/2005 at 1.40% to
     be repurchased at $2,017,078 on
     07/01/2005, collateralized by
     $2,040,000 Federal Home Loan
     Mortgage Corporation, 4.20% due
     10/20/2009 (valued at $2,057,850,
     including interest) (c)                                           $  2,017,000    $     2,017,000
                                                                       ------------    ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $2,017,000)                                                                      $     2,017,000
                                                                                       ---------------
TOTAL INVESTMENTS (SCIENCE & TECHNOLOGY TRUST)
     (COST $498,158,948) - 110.19%                                                     $   528,140,949
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.19)%                                           (48,836,392)
                                                                                       ---------------
TOTAL NET ASSETS - 100.00%                                                             $   479,304,557
                                                                                       ===============

PACIFIC RIM TRUST

                                                                        SHARES OR
                                                                        PRINCIPAL
                                                                          AMOUNT           VALUE
                                                                       ------------    ---------------
COMMON STOCKS - 95.71%
AUSTRALIA - 14.08%
Australia and New Zealand Bank Group, Ltd.                                   46,114    $       763,919
Australia Gas & Light Company, Ltd. *                                        26,220            284,180
Axa Asia Pacific Holdings, Ltd.                                             167,560            558,985
BHP Billiton, Ltd.                                                          148,945          2,059,008
Coca-Cola Amatil, Ltd.                                                       91,330            548,840
Commonwealth Bank of Australia, Ltd.                                         34,750          1,004,436
CSL, Ltd.                                                                    19,460            499,788
Macquarie Bank, Ltd.                                                         18,160            826,436
National Australia Bank, Ltd.                                                46,320          1,085,201
Orica, Ltd.                                                                  35,440            480,473
Publishing & Broadcasting, Ltd.                                              48,290            546,184
Qantas Airways, Ltd., ADR                                                   167,770            430,625
QBE Insurance Group, Ltd. (a)                                                61,490            750,747
Rinker Group, Ltd.                                                           60,590            646,077
Telstra Corp., Ltd.                                                         111,730            430,602
Transurban Group, Ltd.                                                       50,920            288,935
Westfield Group, Ltd., Stapled Security (a)                                 119,600          1,615,996
Westpac Banking Corp., Ltd.                                                  41,680            633,324
Woodside Petroleum, Ltd.                                                     31,300            697,310
Woolworths, Ltd. (a)                                                         63,200            794,730
                                                                                       ---------------
                                                                                            14,945,796
CAYMAN ISLANDS - 0.01%
Hopewell Highway Infrastructure, Ltd.                                        17,500             12,609

CHINA - 0.04%
Jiangsu Expressway                                                           32,000             16,675
Tsingtao Brewery Company, Ltd., Series H (a)                                 28,000             30,082
                                                                                       ---------------
                                                                                                46,757
HONG KONG - 6.87%
Anhui Expressway Company, Ltd.                                              136,000             92,741
Bank of East Asia, Ltd.                                                      61,800            182,486
Beijing Datang Power Generation Company,
     Ltd., Class H (a)                                                       36,000             27,328
BOC Hong Kong Holdings, Ltd.                                                112,000            211,833
Cheung Kong Holdings, Ltd.                                                   71,000            689,706
Cheung Kong Infrastructure Holdings, Ltd.                                    17,000             50,417
China Life Insurance Company, Ltd. *                                         68,000             46,371
China Mobile, Ltd.                                                          165,000            614,598
China Petroleum & Chemical Corp., Class H                                   122,000             47,876
China Resources Enterprises, Ltd.                                            26,000             40,478
China Shipping Development Company, Ltd.,
     Class H (a)                                                             48,000             36,438
China Telecom Corp., Ltd.                                                   252,000             89,975
Citic Pacific, Ltd.                                                          25,000             73,178
CLP Holdings, Ltd.                                                           85,200            488,915
CNOOC, Ltd.                                                                 360,500            214,524
Cosco Pacific, Ltd. (a)                                                      96,000            186,512
Esprit Holdings, Ltd.                                                        17,000            123,036
Hang Lung Group, Ltd.                                                        20,000             35,254
Hang Lung Properties, Ltd.                                                   23,000             33,884
Hang Seng Bank, Ltd.                                                         33,600            458,252
Henderson Land Development Company, Ltd.                                     22,000            105,299
Hong Kong & China Gas Company, Ltd.                                         103,700            211,479
Hong Kong Electric Holdings, Ltd.                                            49,400            225,639
Hong Kong Exchange & Clearing, Ltd.                                          34,000             88,148
Huaneng Power International, Inc., Class H                                   58,000             42,537

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

PACIFIC RIM TRUST (CONTINUED)

                                                                        SHARES OR
                                                                        PRINCIPAL
                                                                         AMOUNT            VALUE
                                                                       ------------    ---------------
COMMON STOCKS (CONTINUED)

HONG KONG (CONTINUED)
Hutchison Whampoa, Ltd. (a)                                                  84,000    $       759,249
Hysan Development Company, Ltd.                                              10,000             20,779
Johnson Electronic Holdings, Ltd.                                            45,500             41,858
Lenovo Group, Ltd. (a)                                                       30,000              8,878
Li & Fung, Ltd.                                                             115,000            238,962
Lianhua Supermarket Holdings, Ltd.                                           12,000             13,664
PetroChina Company, Ltd., Class H                                           714,000            528,232
Shanghai Industrial Holdings, Ltd. (a)                                       17,000             33,247
Sun Hung Kai Properties, Ltd.                                                52,000            513,500
Swire Pacific, Ltd., Class A                                                 39,000            344,982
Techtronic Industries Company, Ltd. (a)                                      27,000             68,089
Television Broadcasting Co., Ltd.                                            10,000             56,741
Wharf Holdings, Ltd.                                                         62,000            217,379
Zhejiang Expressway Company, Ltd., Class H                                   40,000             27,277
                                                                                       ---------------
                                                                                             7,289,741
JAPAN - 54.93%
Amada Company, Ltd.                                                         231,000          1,572,491
Aplix, Corp. *                                                                   25            448,562
Asahi Glass Company, Ltd. (a)                                               105,000          1,103,868
Bank of Yokohama, Ltd. *                                                    110,000            635,741
Bridgestone Corp. (a)                                                        46,000            885,493
Canon, Inc. (a)                                                              26,000          1,369,038
Chiba Bank, Ltd. (a)                                                        150,000            988,639
Credit Saison Company, Ltd. (a)                                              37,000          1,230,998
Daiwa Securities Group, Inc. (a)                                            137,000            847,372
Fanuc, Ltd.                                                                   6,800            432,242
Hankyu Department Stores (a)                                                 50,000            316,473
Hirose Electric Company, Ltd.                                                 5,000            550,446
Hitachi, Ltd.                                                                86,000            522,622
Honda Motor Company, Ltd.                                                    30,900          1,523,965
Hosiden Corp.                                                                52,000            527,455
Hoya Corp.                                                                    8,100            934,812
Japan Medical Dynamic Marketing, Inc.                                        62,900            706,073
Japan Securities Finance Company, Ltd.                                      126,000            803,192
JSR Corp. (a)                                                                81,000          1,708,953
Keyence Corp.                                                                 5,900          1,322,460
Komatsu, Ltd.                                                                87,000            675,385
Kuraray Company, Ltd. (a)                                                   126,000          1,193,995
Marui Company, Ltd. (a)                                                     114,300          1,540,695
Matsushita Electric
     Industrial Company, Ltd. (a)                                            73,000          1,107,736
Millea Holdings, Inc.                                                            75          1,007,574
Mitsubishi Corp. (a)                                                        146,000          1,985,105
Mitsubishi Estate Company, Ltd. (a)                                         149,000          1,640,330
Mitsui Sumitomo Insurance Company, Ltd.                                     198,000          1,783,446
Mizuho Financial Group, Inc.                                                    120            543,143
Mori Seiki Company (a)                                                       53,000            563,403
Nippon Steel Corp. (a)                                                      407,000            946,768
Nippon Telegraph & Telephone Corp.                                              110            471,103
NTT DoCoMo, Inc.                                                                720          1,064,647
Obayashi Corp.                                                              139,000            748,201
Orix Corp. (a)                                                                9,500          1,425,300
Promise Company, Ltd.                                                        15,000            961,590
Rengo Company, Ltd. (a)                                                     210,000          1,119,015
Sekisui Chemical Company, Ltd.                                              134,000            923,055
Sekisui House, Ltd. (a)                                                     129,000          1,303,841
SES Company, Ltd. * (a)                                                     101,000            560,959
SFCG Company, Ltd. (a)                                                        3,490            816,568
Shimadzu Corp. (a)                                                          115,000            723,740
Sumitomo Bakelite Company, Ltd. (a)                                         234,000          1,514,850
Sumitomo Mitsui Financial Group, Inc.                                           310          2,096,294
Sumitomo Trust & Banking Company, Ltd.                                      171,000          1,040,709
Taiyo Nippon Sanso Corp. (a)                                                382,000          1,942,548
Takeda Pharmaceutical Company, Ltd.                                          31,042          1,539,365
TDK Corp.                                                                    11,000            749,797
THK Company, Ltd. (a)                                                        57,000          1,176,900
Tokyo Electron, Ltd. (a)                                                     17,300            915,616
Tokyo Seimitsu Company, Ltd. (a)                                             16,800            678,604
TonenGeneral Sekiyu K.K. (a)                                                118,000          1,276,711
Toyota Industries Corp.                                                      51,000          1,393,292
Toyota Motor Corp.                                                           42,000          1,503,381
TV Asahi Corp.                                                                  435            933,460
                                                                                       ---------------
                                                                                            58,298,021
MALAYSIA - 2.63%
British American Tobacco Malaysia Berhad                                     12,000            131,842
Commerce Asset Holdings                                                     235,000            312,303
Genting Berhad                                                               60,000            298,421
Malayan Bank Berhad                                                         182,500            523,487
Maxis Communications Berhard                                                172,000            439,053
Public Bank Berhad                                                          139,500            245,960
Resorts World Berhad                                                        108,000            270,000
Sime Darby Berhard                                                          190,000            290,000
Tanjong PLC *                                                                80,000            275,789
                                                                                       ---------------
                                                                                             2,786,855
SINGAPORE - 2.64%
CapitaLand, Ltd. (a)                                                         41,000             57,841
City Developments, Ltd.                                                      28,600            127,145
DBS Group Holdings, Ltd.                                                     66,000            559,438
Keppel Corp., Ltd. (a)                                                       26,000            192,644
Oversea-Chinese Banking Corp., Ltd. (a)                                      51,000            350,671
Singapore Airlines, Ltd.                                                     31,800            211,114
Singapore Exchange, Ltd.                                                     95,000            118,817
Singapore Press Holdings, Ltd.                                               82,800            211,043
Singapore Technologies Engineering, Ltd.                                     41,000             58,813
Singapore Telecommunications, Ltd. *                                        218,230            358,316
United Overseas Bank, Ltd.                                                   56,208            473,106

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

PACIFIC RIM TRUST (CONTINUED)

                                                                        SHARES OR
                                                                        PRINCIPAL
                                                                         AMOUNT             VALUE
                                                                       ------------    ---------------
COMMON STOCKS (CONTINUED)

SINGAPORE (CONTINUED)
United Overseas Land, Ltd.                                                    5,621    $         7,596
Venture Corp., Ltd.                                                           8,000             75,872
                                                                                       ---------------
                                                                                             2,802,416
SOUTH KOREA - 6.47%
Cheil Industries, Inc.                                                        8,000            129,269
Hana Bank                                                                     5,000            134,011
Hyundai Mobis                                                                 5,500            369,860
Hyundai Motor Company                                                         6,500            361,635
Kia Motors Corp.                                                             11,500            152,999
Kookmin Bank                                                                  4,454            202,768
Korea Electric Power Corp.                                                   14,900            457,020
KT & G Corp.                                                                 34,000          1,332,366
LG Chem, Ltd.                                                                 1,300             47,547
LG Electronics, Inc.                                                          1,700            108,234
LG Petrochemical Company, Ltd.                                                2,200             53,856
Posco, Ltd.                                                                   2,700            476,778
Samsung Electronics Company                                                   3,290          1,572,579
Samsung Fire & Marine Insurance Company, Ltd.                                 4,100            332,840
Shinhan Financial Group Company, Ltd.                                        12,500            325,351
Shinsegae Company, Ltd.                                                       1,000            316,400
SK Telecom Company, Ltd.                                                      2,000            352,201
The Hancook Tire Company, Ltd.                                               12,000            145,138
                                                                                       ---------------
                                                                                             6,870,852
TAIWAN - 3.12%
Acer Sertek, Inc.                                                            41,262             81,494
Advanced Semiconductor Engineering, Inc.                                    166,477            124,680
Asustek Computer, Inc.                                                       35,852            101,285
AU Optronics, Corp. *                                                        54,000             90,270
Cathay Financial Holdings Company, Ltd.                                      81,051            163,408
China Development Financial Holdings Corp. *                                182,981             73,146
China Steel Corp.                                                           217,187            219,624
Chinatrust Finance Holding Company, Ltd.                                    222,730            242,825
Compal Electronics, Inc.                                                     60,347             59,975
Evergreen Marine Corp.                                                       42,141             37,553
Far Eastern Textile, Ltd.                                                    66,501             47,598
Formosa Chemicals & Fibre Corp.                                              66,667            129,563
Formosa Plastic Corp.                                                       137,248            224,663
Fubon Group Company, Ltd.                                                    24,745             24,084
Giant Manufacturing Company, Ltd.                                            17,000             27,451
Greatek Electronic, Inc.                                                     22,451             22,916
Hon Hai Precision Industry Company, Ltd.                                     41,922            217,923
MediaTek, Inc.                                                                9,003             78,095
Novatek Microelectronics Corp., Ltd.                                          3,260             13,959
President Chain Store Corp.                                                  45,946             90,600
Quanta Computer, Inc.                                                        57,208            109,372
SinoPac Holdings Company                                                    233,205            117,174
Taishin Financial Holdings Company, Ltd.                                     44,627             37,442
Taiwan Cellular, Corp.                                                       95,000             97,867
Taiwan Semiconductor
     Manufacturing Company, Ltd.                                            371,225            646,374
United Microelectronics Corp. *                                             270,116            196,324
Yuan Ta Core Pacific Securities Company                                      56,608             41,859
                                                                                       ---------------
                                                                                             3,317,524
THAILAND - 3.49%
Advanced Info Service Company, Ltd.                                         175,000            414,853
Bangkok Bank Public Co., Ltd.                                                90,000            235,123
Kasikornbank, Public Co., Ltd., Alien Mkt REG                               280,000            386,067
PTT Exploration & Production Public Company,
     Ltd.                                                                    84,200            782,119
PTT PLC, Ltd.                                                               138,000            727,721
Siam Cement, Public Co., Ltd., Alien Mkt REG                                110,000            643,928
Siam Commercial Bank PLC                                                    450,000            511,611
                                                                                       ---------------
                                                                                             3,701,422
UNITED KINGDOM - 0.40%
HSBC Holdings PLC (a)                                                        26,400            422,895

UNITED STATES - 1.03%
iShares MSCI Taiwan Index Fund                                               90,000          1,089,000
                                                                       ------------    ---------------
TOTAL COMMON STOCKS (Cost $87,148,472)                                                 $   101,583,888
                                                                                       ---------------
RIGHTS - 0.04%

SINGAPORE - 0.04%
Overseas Chinese Banking Corp.
     (Expiration date 07/06/2005) *                                          10,200             39,904
                                                                       ------------    ---------------
TOTAL RIGHTS (Cost $0)                                                                 $        39,904
                                                                                       ---------------
WARRANTS - 0.00%

SINGAPORE - 0.00%
City Developments, Ltd.
     (Expiration date 05/10/2006;
     Strike price 2.50 SGD) *                                                 1,860              5,567
                                                                       ------------    ---------------
TOTAL WARRANTS (Cost $0)                                                               $         5,567
                                                                                       ---------------
SHORT TERM INVESTMENTS - 26.01%
State Street Navigator Securities
 Lending Prime Portfolio (c)                                           $ 27,602,216    $    27,602,216
                                                                       ------------    ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost$27,602,216)                                                                      $    27,602,216
                                                                                       ---------------
REPURCHASE AGREEMENTS - 3.03%
Repurchase Agreement with State Street
     Corp. dated 06/30/2005 at 2.70% to
     be repurchased at $3,216,241 on 07/01/2005,
     collateralized by $2,275,000 U.S. Treasury Bonds,
     8.125% due 08/15/2019 (valued at$3,286,281,
     including interest) (c)                                           $  3,216,000    $     3,216,000
                                                                       ------------    ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost$3,216,000)                                                                       $     3,216,000
                                                                                       ---------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (PACIFIC RIM TRUST)
     (COST $117,966,688) - 124.79%                                                     $   132,447,575
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.79)%                                          (26,310,000)
                                                                                       ---------------
TOTAL NET ASSETS - 100.00%                                                             $   106,137,575
                                                                                       ===============

The Trust had the following five top industry concentrations as of June 30, 2005 (as a percentage of total net assets):

Banking                                                                       12.74%
Chemicals                                                                      7.74%
Financial Services                                                             6.19%
Real Estate                                                                    5.10%
Insurance                                                                      4.37%

HEALTH SCIENCES TRUST

                                                                        SHARES OR
                                                                        PRINCIPAL
                                                                          AMOUNT          VALUE
                                                                       ------------    ---------------
COMMON STOCKS - 100.68%

BIOTECHNOLOGY - 22.00%
Amgen, Inc. *                                                                99,200    $     5,997,632
Arena Pharmaceuticals, Inc. *                                                12,900             87,978
Biogen Idec, Inc. *                                                          63,400          2,184,130
Biosphere Medical, Inc. *                                                    86,600            389,700
Cephalon, Inc. *                                                            124,200          4,944,402
Chiron Corp. *                                                                4,300            150,027
Cytokinetics, Inc. *                                                         17,200            119,540
deCODE genetics, Inc. *                                                      81,100            761,529
Discovery Laboratories, Inc. *                                               18,000            131,220
Exelixis, Inc. *                                                            139,700          1,037,971
Genentech, Inc. *                                                           125,700         10,091,196
Genzyme Corp. *                                                               8,998            540,690
Human Genome Sciences, Inc. *                                                93,700          1,085,046
ICOS Corp. *                                                                 24,600            520,782
Integra LifeSciences Holdings Corp. *                                        12,400            362,080
Invitrogen Corp. *                                                           31,500          2,623,635
Keryx Biopharmaceuticals, Inc. *                                             37,200            491,040
Kosan Biosciences, Inc. *                                                    19,500            102,960
Martek Biosciences Corp. *                                                   37,400          1,419,330
MedImmune, Inc. *                                                            49,400          1,319,968
MGI Pharma, Inc. *                                                           88,400          1,923,584
Momenta Pharmaceuticals, Inc. *                                              32,900            650,433
Myogen, Inc. *                                                               52,700            368,373
Nektar Therapeutics *                                                        40,200            676,968
NeoRx Corp. *                                                                36,100             21,660
Neurocrine Biosciences, Inc. *                                               78,600          3,305,916
Protein Design Labs, Inc. *                                                 103,400          2,089,714
Regeneration Technologies, Inc. *                                            59,400            371,844
Serologicals Corp. *                                                         21,900            465,375
Trimeris, Inc. *                                                            110,800          1,105,784
Vion Pharmaceuticals, Inc. *                                                157,000            340,690
Virologic, Inc. *                                                            15,400             38,192
                                                                                       ---------------
                                                                                            45,719,389
CHEMICALS - 0.47%
Solvay SA                                                                     5,400            554,995
UCB SA                                                                        8,762    $       426,042
                                                                                       ---------------
                                                                                               981,037
DRUGS & HEALTH CARE - 5.82%
Conmed Corp. *                                                                8,900            273,853
CV Therapeutics, Inc. *                                                      63,700          1,428,154
ImClone Systems, Inc. *                                                     131,800          4,081,846
Immucor Corp. *                                                              31,250            904,687
OraSure Technologies, Inc. *                                                 42,900            428,571
Wyeth                                                                       111,718          4,971,451
                                                                                       ---------------
                                                                                            12,088,562
HEALTHCARE PRODUCTS - 12.94%
Alcon, Inc.                                                                  19,900          2,176,065
Aspect Medical Systems, Inc. *                                               15,800            469,892
Bausch & Lomb, Inc.                                                          15,000          1,245,000
Baxter International, Inc.                                                   19,580            726,418
Biomet, Inc.                                                                 18,400            637,376
Boston Scientific Corp. *                                                    55,400          1,495,800
C.R. Bard, Inc.                                                                 700             46,557
Dade Behring Holdings, Inc.                                                  28,982          1,884,120
Dynavax Technologies Corp. *                                                  7,700             36,960
Edwards Lifesciences Corp. *                                                 37,900          1,630,458
Fischer Imaging Corp. *                                                      58,000            116,000
Gen-Probe, Inc. *                                                            43,400          1,572,382
Guidant Corp.                                                                 9,800            659,540
Johnson & Johnson                                                            33,100          2,151,500
Kinetic Concepts, Inc. *                                                     27,100          1,626,000
Medtronic, Inc.                                                              32,200          1,667,638
Patterson Companies, Inc. *                                                  12,500            563,500
ResMed, Inc. *                                                               24,700          1,629,953
Respironics, Inc. *                                                           4,300            155,273
St. Jude Medical, Inc. *                                                     33,100          1,443,491
Stryker Corp.                                                                41,100          1,954,716
The Medicines Company *                                                      64,400          1,506,316
Wright Medical Group, Inc. *                                                  8,400            224,280
Zimmer Holdings, Inc. *                                                      16,600          1,264,422
                                                                                       ---------------
                                                                                            26,883,657
HEALTHCARE SERVICES - 18.72%
Cardinal Health, Inc.                                                        41,300          2,378,054
Coventry Health Care, Inc. *                                                 19,900          1,407,925
DaVita, Inc. *                                                               62,100          2,824,308
HCA, Inc.                                                                    20,700          1,173,069
Healthsouth Corp. *                                                          78,300            438,480
LabOne, Inc. *                                                               18,400            732,504
Medco Health Solutions, Inc. *                                                8,400            448,224
NeighborCare, Inc. *                                                         31,300          1,038,221
Omnicare, Inc.                                                                7,500            318,225
Symbion, Inc. *                                                              36,200            863,370
UnitedHealth Group, Inc.                                                    230,900         12,039,126

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HEALTH SCIENCES TRUST (CONTINUED)

                                                                        SHARES OR
                                                                        PRINCIPAL
                                                                         AMOUNT             VALUE
                                                                       ------------    ---------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
Wellchoice, Inc. *                                                           20,600    $     1,431,082
Wellpoint, Inc. *                                                           198,200         13,802,648
                                                                                       ---------------
                                                                                            38,895,236
HOUSEHOLD PRODUCTS - 0.33%
Cryolife, Inc. *                                                             51,600            400,416
Endologix, Inc. *                                                            61,000            275,110
                                                                                       ---------------
                                                                                               675,526
INSURANCE - 1.69%
CIGNA Corp.                                                                  24,900          2,665,047
Universal American Financial Corp. *                                         37,800            855,036
                                                                                       ---------------
                                                                                             3,520,083
LIFE SCIENCES - 1.26%
Incyte Corp. *                                                               75,800            541,970
Symyx Technologies, Inc. *                                                   74,500          2,084,510
                                                                                       ---------------
                                                                                             2,626,480
MEDICAL-HOSPITALS - 3.41%
Community Health Systems, Inc. *                                             97,400          3,680,746
Health Management Associates, Inc., Class A                                  16,100            421,498
Manor Care, Inc.                                                              1,600             63,568
Sunrise Senior Living, Inc. *                                                29,000          1,565,420
Triad Hospitals, Inc. *                                                      24,900          1,360,536
                                                                                       ---------------
                                                                                             7,091,768
PHARMACEUTICALS - 33.72%
Abgenix, Inc. *                                                             131,400          1,127,412
Alexion Pharmaceuticals, Inc. *                                              41,600            958,464
Alkermes, Inc. *                                                            202,100          2,671,762
American Pharmaceutical Partners, Inc. *                                      3,800            156,750
AmerisourceBergen Corp.                                                       8,200            567,030
Amylin Pharmaceuticals, Inc. *                                               70,100          1,467,193
Andrx Corp. *                                                                51,900          1,054,089
Array BioPharma, Inc. *                                                      23,000            144,900
Astellas Pharmaceuticals, Inc.                                               60,979          2,083,765
Atherogenics, Inc. *                                                         49,600            792,608
Biocryst Pharmaceuticals, Inc. *                                             83,400            423,672
Caremark Rx, Inc. *                                                          28,812          1,282,710
Celgene Corp. *                                                              82,700          3,371,679
Cubist Pharmaceuticals, Inc. *                                              160,300          2,111,151
Elan Corp. PLC, ADR *                                                       205,900          1,404,238
Eli Lilly & Company                                                          46,727          2,603,161
Encysive Pharmaceuticals, Inc. *                                            120,200          1,299,362
Eyetech Pharmaceuticals, Inc. *                                              55,000            695,200
Favrille, Inc. *                                                             15,400             65,450
Gilead Sciences, Inc. *                                                     293,798         12,924,174
Idenix Pharmaceuticals, Inc. *                                               39,600            858,528
Indevus Pharmaceuticals, Inc. *                                              50,100            128,256
Inspire Pharmaceuticals, Inc. *                                              26,300            221,446
IVAX Corp. *                                                                 98,675          2,121,513
Medicis Pharmaceutical Corp., Class A                                        15,700            498,161
Novartis AG, ADR                                                             20,900            991,496
Noven Pharmaceuticals, Inc. *                                                26,300            459,724
Novo Nordisk AS                                                               4,800            244,288
NPS Pharmaceuticals, Inc. *                                                  90,400          1,026,040
Onyx Pharmaceuticals, Inc. *                                                 28,638            683,876
OSI Pharmaceuticals, Inc. *                                                  58,100          2,374,547
Penwest Pharmaceuticals Company *                                            14,700            173,754
Pfizer, Inc.                                                                 83,380          2,299,620
Pharmion Corp. *                                                             14,900            345,829
Rigel Pharmaceuticals, Inc. *                                                30,600            609,552
Roche Holdings AG                                                            23,900          3,022,203
Salix Pharmaceuticals, Ltd. *                                                 9,750            172,185
Sanofi Aventis SA                                                            16,700          1,371,885
Schering-Plough Corp.                                                        62,000          1,181,720
Schwarz Pharma AG                                                            18,770            851,583
Sepracor, Inc. *                                                            115,200          6,913,152
Shire Pharmaceuticals Group PLC, ADR                                         25,800            846,240
Teva Pharmaceutical Industries, Ltd.,
     Sponsored ADR                                                           41,900          1,304,766
Theravance, Inc. *                                                           42,800            727,600
United Therapeutics Corp. *                                                   8,400            404,880
Valeant Pharmaceuticals International                                        25,700            453,091
Vertex Pharmaceuticals, Inc. *                                              110,104          1,854,151
Vicuron Phamaceuticals, Inc. *                                               12,600            351,540
ViroPharma, Inc. *                                                           52,200            362,790
                                                                                       ---------------
                                                                                            70,059,186
REAL ESTATE - 0.19%
Ventas, Inc., REIT                                                           12,700            383,540

SOFTWARE - 0.13%
Allscripts Healthcare Solution, Inc. *                                       16,700            277,387
                                                                             ------    ---------------
TOTAL COMMON STOCKS (Cost $194,821,925)                                                $   209,201,851
                                                                                       ---------------
PREFERRED STOCKS - 0.00%

BIOTECHNOLOGY - 0.00%
NeoRx Corp. *                                                                     6              7,877
                                                                                       ---------------
TOTAL PREFERRED STOCKS (Cost $60,000)                                                  $         7,877
                                                                                       ---------------
WARRANTS - 0.00%

BIOTECHNOLOGY - 0.00%
Myogen, Inc.
     (Expiration date 09/29/2009; strike
     price $7.80) * (e)                                                       2,960                  0
NeoRx Corp.
     (Expiration date 12/03/2008; strike
     price $6.00) *                                                           2,400                  0
                                                                             ------    ---------------
TOTAL WARRANTS (Cost $370)                                                             $             0
                                                                                       ---------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HEALTH SCIENCES TRUST (CONTINUED)

                                                                        SHARES OR
                                                                        PRINCIPAL
                                                                          AMOUNT           VALUE
                                                                       ------------    ---------------
SHORT TERM INVESTMENTS - 0.70%
T. Rowe Price Reserve Investment Fund (c)                              $  1,449,641    $     1,449,641
                                                                       ------------    ---------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $1,449,641)                                                                     $     1,449,641
                                                                                       ---------------
REPURCHASE AGREEMENTS - 0.50%
Repurchase Agreement with State Street
 Corp. dated 06/30/2005 at 1.40% to
 be repurchased at $1,035,040 on
 07/01/2005, collateralized by
 $1,055,000 U.S. Treasury Notes,
 3.50% due 02/15/2010 (valued at
 $1,056,319, including interest) (c)                                   $  1,035,000    $     1,035,000
                                                                       ------------    ---------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $1,035,000)                                                                     $     1,035,000
                                                                                       ---------------
TOTAL INVESTMENTS (HEALTH SCIENCES TRUST)
    (COST $197,366,936) - 101.88%                                                      $   211,694,369
LIABILITIES IN EXCESS OF OTHER ASSETS -(1.88)%                                              (3,912,861)
                                                                                       ---------------
TOTAL NET ASSETS - 100.00%                                                             $   207,781,508
                                                                                       ===============

EMERGING GROWTH TRUST

                                                                        SHARES OR
                                                                        PRINCIPAL
                                                                          AMOUNT           VALUE
                                                                       ------------    ---------------
COMMON STOCKS - 97.33%

Advertising - 1.56%
ValueClick, Inc. * (a)                                                      177,520    $     2,188,822
Ventiv Health, Inc. *                                                        81,300          1,567,464
                                                                                       ---------------
                                                                                             3,756,286
APPAREL & Textiles - 3.24%
Deckers Outdoor Corp. * (a)                                                  46,300          1,138,980
Guess, Inc. * (a)                                                            98,620          1,635,120
K-Swiss, Inc., Class A                                                       73,500          2,376,990
Phillips Van Heusen Corp.                                                    82,100          2,683,849
                                                                                       ---------------
                                                                                             7,834,939
AUTO SERVICES - 0.68%
Copart, Inc. *                                                               69,300          1,649,340

BANKING - 4.83%
First Community Bancorp (a)                                                  43,450          2,063,875
First Midwest Bancorp, Inc.                                                  60,100          2,113,717
Republic Bancorp, Inc. (a)                                                  138,799          2,079,209
Sterling Financial Corp. *                                                   65,400          2,445,960
Umpqua Holdings Corp. (a)                                                    80,090          1,885,319
Washington Federal, Inc.                                                        270              6,350
Wintrust Financial Corp.                                                     20,500          1,073,175
                                                                                       ---------------
                                                                                            11,667,605

BIOTECHNOLOGY - 5.57%
Applera Corp. - Celera Genomics Group *                                     141,000          1,546,770
Cephalon, Inc. * (a)                                                         35,300          1,405,293
Charles River Laboratories
 International, Inc. *
                                                                             43,300          2,089,225
deCODE genetics, Inc. * (a)                                                  95,100            892,989
Intermune, Inc. * (a)                                                        93,900          1,224,456
Myriad Genetics, Inc. * (a)                                                  50,000            782,500
Nabi Biopharmaceuticals *                                                    91,200          1,388,976
Neurocrine Biosciences, Inc. * (a)                                           29,800          1,253,388
Progress Software Corp. * (a)                                                94,950          2,862,742
                                                                                       ---------------
                                                                                            13,446,339
BUILDING MATERIALS & CONSTRUCTION - 0.42%
NCI Building Systems, Inc. * (a)                                             31,000          1,016,800

BUSINESS SERVICES - 4.48%
Acxiom Corp.                                                                 43,400            906,192
Euronet Worldwide, Inc. * (a)                                               100,500          2,921,535
Korn/Ferry International * (a)                                              136,700          2,426,425
Labor Ready, Inc. *                                                         134,260          3,129,601
Navigant Consulting Company * (a)                                            81,900          1,446,354
                                                                                       ---------------
                                                                                            10,830,107
CABLE AND TELEVISION - 0.87%
SBS Broadcasting SA * (a)                                                    44,700          2,106,711

CELLULAR COMMUNICATIONS - 1.17%
Alamosa Holdings, Inc. * (a)                                                 85,300          1,185,670
UbiquiTel, Inc. * (a)                                                       201,600          1,645,056
                                                                                       ---------------
                                                                                             2,830,726
CHEMICALS - 0.68%
Cytec Industries, Inc.                                                       41,260          1,642,148

COMMERCIAL SERVICES - 0.96%
TNS, Inc. * (a)                                                              99,400          2,322,978

COMPUTERS & BUSINESS EQUIPMENT - 2.80%
FileNET Corp. *                                                              30,000            754,200
Helix Technology Corp. (a)                                                   78,100          1,037,168
Komag Inc. * (a)                                                             62,000          1,758,940
MTS Systems Corp. (a)                                                        49,600          1,665,568
Western Digital Corp. *                                                     114,400          1,535,248
                                                                                       ---------------
                                                                                             6,751,124
CONSTRUCTION MATERIALS - 0.81%
Applied Industrial Technologies, Inc.                                        60,900          1,966,461

CRUDE PETROLEUM & NATURAL GAS - 0.86%
Cimarex Energy Company * (a)                                                 53,451          2,079,778

DOMESTIC OIL - 4.09%
Berry Petroleum Company, Class A (a)                                         22,800          1,205,664
Houston Exploration Company *                                                33,000          1,750,650
KCS Energy, Inc. * (a)                                                      141,300          2,454,381
Oil States International, Inc. *                                             86,000          2,164,620
Remington Oil Gas Corp. *                                                    64,250          2,293,725
                                                                                       ---------------
                                                                                             9,869,040
DRUGS & HEALTH CARE - 1.62%
Candela Corp. * (a)                                                          51,400            537,130
Cell Genesys, Inc. * (a)                                                    114,300            611,505

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST (CONTINUED)

                                                                        SHARES OR
                                                                        PRINCIPAL
                                                                          AMOUNT            VALUE
                                                                       ------------    ---------------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
DOV Pharmaceutical, Inc. * (a)                                               65,500    $     1,222,230
IDX Systems Corp. * (a)                                                      51,200          1,543,168
                                                                                       ---------------
                                                                                             3,914,033
EDUCATIONAL SERVICES - 0.70%
Education Management Corp. *                                                 50,200          1,693,246

ELECTRICAL EQUIPMENT - 2.97%
Baldor Electric Company (a)                                                  78,200          1,901,824
W.H. Brady Company, Class A                                                  59,140          1,833,340
Watsco, Inc.                                                                 33,800          1,439,880
Wesco International, Inc. *                                                  63,460          1,991,375
                                                                                       ---------------
                                                                                             7,166,419
ELECTRONICS - 3.51%
Electro Scientific Industries, Inc. *                                       106,500          1,904,220
Hutchinson Technology, Inc. *                                                64,200          2,472,342
Thomas & Betts Corp. *                                                       74,869          2,114,301
Trimble Navigation, Ltd. *                                                   51,200          1,995,264
                                                                                       ---------------
                                                                                             8,486,127
FINANCIAL SERVICES - 0.73%
Raymond James Financial, Inc.                                                62,100          1,754,325
Tel Offshore Trust * (a)                                                          6                 60
                                                                                       ---------------
                                                                                             1,754,385
HEALTHCARE PRODUCTS - 5.24%
Cypress Biosciences, Inc. * (a)                                              81,400          1,074,480
Dade Behring Holdings, Inc.                                                  38,400          2,496,384
DJ Orthopedics, Inc. *                                                       73,400          2,013,362
Haemonetics Corp. *                                                          54,800          2,227,072
LifeCell Corp. * (a)                                                        154,600          2,444,226
Respironics, Inc. *                                                          66,402          2,397,776
                                                                                       ---------------
                                                                                            12,653,300
HEALTHCARE SERVICES - 3.67%
American Retirement Corp. *                                                 150,000          2,193,000
AMERIGROUP Corp. *                                                           44,800          1,800,960
Genesis HealthCare Corp. *                                                   39,200          1,814,176
Sierra Health Services, Inc. *                                               42,660          3,048,484
                                                                                       ---------------
                                                                                             8,856,620
HOTELS & RESTAURANTS - 1.61%
Choice Hotels, Inc.                                                          28,958          1,902,541
Sonic Corp. *                                                                65,300          1,993,609
                                                                                       ---------------
                                                                                             3,896,150
HOUSEHOLD PRODUCTS - 2.39%
Central Garden & Pet Company *                                               35,650          1,751,128
Tempur-Pedic International, Inc. * (a)                                       95,500          2,118,190
Tupperware Corp.                                                             81,800          1,911,666
                                                                                       ---------------
                                                                                             5,780,984
INDUSTRIAL MACHINERY - 0.51%
Kennametal, Inc.                                                             27,100          1,242,535

INSURANCE - 1.75%
American Physicians Capital, Inc. * (a)                                      64,800          2,407,320
HCC Insurance Holdings, Inc.                                                 47,900          1,813,973
                                                                                       ---------------
                                                                                             4,221,293
INTERNET CONTENT - 0.98%
Jupitermedia Corp. * (a)                                                    138,600          2,374,218

INTERNET SOFTWARE - 1.26%
F5 Networks, Inc. *                                                          27,700          1,308,409
WebEx Communications, Inc. * (a)                                             65,700          1,735,137
                                                                                       ---------------
                                                                                             3,043,546
LEISURE TIME - 3.56%
Penn National Gaming, Inc. *                                                 75,600          2,759,400
RC2 Corp. * (a)                                                              47,700          1,792,089
SCP Pool Corp.                                                               50,000          1,754,500
Shuffle Master, Inc. * (a)                                                   81,900          2,295,657
                                                                                       ---------------
                                                                                             8,601,646
LIFE SCIENCES - 1.00%
PerkinElmer, Inc.                                                           128,100          2,421,090

MANUFACTURING - 0.72%
Coherent, Inc. *                                                             48,600          1,750,086

MEDICAL-HOSPITALS - 1.49%
Cepheid, Inc. * (a)                                                         122,600            899,884
Medcath Corp. * (a)                                                          20,632            573,363
TLC Vision, Corp. * (a)                                                     258,700          2,118,753
                                                                                       ---------------
                                                                                             3,592,000
METAL & METAL PRODUCTS - 2.32%
Commercial Metals Company                                                    56,900          1,355,358
Crown Holdings, Inc. *                                                      133,800          1,903,974
Matthews International Corp., Class A                                        60,000          2,337,600
                                                                                       ---------------
                                                                                             5,596,932
PETROLEUM SERVICES - 3.20%
Cal Dive International, Inc. * (a)                                           33,800          1,770,106
Core Laboratories NV *                                                       71,100          1,906,902
McDermott International, Inc. * (a)                                         105,200          2,209,200
W-H Energy Services, Inc. *                                                  73,500          1,832,355
                                                                                       ---------------
                                                                                             7,718,563
PHARMACEUTICALS - 1.59%
First Horizon Pharmaceutical Corp. * (a)                                     84,000          1,599,360
Medicis Pharmaceutical Corp., Class A                                        31,700          1,005,841
OSI Pharmaceuticals, Inc. *                                                  29,900          1,222,013
                                                                                       ---------------
                                                                                             3,827,214
PUBLISHING - 0.59%
Consolidated Graphics, Inc. *                                                35,100          1,431,027

RAILROADS & EQUIPMENT - 0.48%
Genesee & Wyoming, Inc., Class A *                                           42,600          1,159,146

REAL ESTATE - 1.14%
Equity Inns, Inc., REIT (a)                                                 206,200          2,742,460

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST (CONTINUED)

                                                                        SHARES OR
                                                                        PRINCIPAL
                                                                          AMOUNT             VALUE
                                                                       ------------    ---------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE - 8.08%
Aaron Rents, Inc., Class B                                                   72,000    $     1,792,080
BJ's Wholesale Club, Inc. *                                                  37,800          1,228,122
Coldwater Creek, Inc. *                                                      89,656          2,233,331
Fossil, Inc. *                                                               52,700          1,196,290
Hibbett Sporting Goods, Inc. *                                               81,000          3,065,040
Pantry, Inc. * (a)                                                           71,600          2,773,068
Payless ShoeSource, Inc. *                                                   97,100          1,864,320
PETCO Animal Supplies, Inc. *                                                22,640            663,805
Stein Mart, Inc.                                                             84,000          1,848,000
The Men's Wearhouse, Inc. *                                                  82,650          2,845,639
                                                                                       ---------------
                                                                                            19,509,695
SEMICONDUCTORS - 5.89%
Emulex Corp. *                                                              140,500          2,565,530
Genesis Microchip, Inc. * (a)                                                98,200          1,812,772
Integrated Device Technology, Inc. *                                         84,200            905,150
LSI Logic Corp. * (a)                                                       222,000          1,884,780
Microsemi Corp. *                                                            87,000          1,635,600
MIPS Technologies, Inc., Class A *                                          140,600          1,012,320
MKS Instruments, Inc. *                                                      79,600          1,344,444
ON Semiconductor Corp. *                                                    373,800          1,719,480
Skyworks Solutions, Inc. * (a)                                              180,800          1,332,496
                                                                                       ---------------
                                                                                            14,212,572
SOFTWARE - 5.32%
ANSYS, Inc. *                                                                45,300          1,608,603
Hyperion Solutions Corp. *                                                   25,400          1,022,096
Parametric Technology Corp. *                                               392,100          2,501,598
Serena Software, Inc. * (a)                                                  84,270          1,626,411
SS&C Technologies, Inc. (a)                                                  67,571          2,140,649
Take-Two Interactive Software, Inc. *                                        65,100          1,656,795
Transaction Systems
     Architects, Inc., Class A *                                             92,800          2,285,664
                                                                                       ---------------
                                                                                            12,841,816
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.16%
ECI Telecom, Ltd. * (a)                                                     179,400          1,489,020
Spectrasite, Inc. *                                                          17,600          1,309,968
                                                                                       ---------------
                                                                                             2,798,988
TRUCKING & FREIGHT - 0.83%
Arkansas Best Corp.                                                          26,600            846,146
Old Dominion Freight Lines, Inc. * (a)                                       42,795          1,148,190
                                                                                       ---------------
                                                                                             1,994,336
                                                                                       ---------------
TOTAL COMMON STOCKS (Cost $208,982,232)                                                $   235,050,809
                                                                                       ---------------
SHORT TERM INVESTMENTS - 24.97%
Rabobank USA Financial Corp.
     3.35% due 07/01/2005                                              $  3,000,000    $     3,000,000

State Street Navigator Securities Lending
     Prime Portfolio (c)                                                 54,126,444         54,126,444
United States Treasury Bill
     zero coupon due 09/01/2005                                        $  3,200,000    $     3,183,545
                                                                       ------------    ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $ 60,310,324)                                                                    $    60,309,989
                                                                                       ---------------
REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State Street
     Corp. dated 06/30/2005 at 2.70% to
     be repurchased at $7,001 on
     07/01/2005, collateralized by $5,000
     U.S. Treasury Bonds, 8.125% due
     08/15/2019 (valued at $7,223,
     including interest) (c)                                           $      7,000    $         7,000
                                                                       ------------    ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $ 7,000)                                                                         $         7,000
                                                                                       ---------------
TOTAL INVESTMENTS (EMERGING GROWTH TRUST)
     (COST $269,299,556) - 122.30%                                                     $   295,367,798
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.30)%                                           (53,853,762)
                                                                                       ---------------
TOTAL NET ASSETS - 100.00%                                                             $   241,514,036
                                                                                       ===============

SMALL CAP GROWTH TRUST

                                                                        SHARES OR
                                                                        PRINCIPAL
                                                                          AMOUNT             VALUE
                                                                       ------------    ---------------
COMMON STOCKS - 100.45%

ADVERTISING - 1.36%
aQuantive, Inc. * (a)                                                       162,980    $     2,888,006

AEROSPACE - 1.79%
Moog, Inc., Class A * (a)                                                    87,200          2,745,928
Woodward Governor Company                                                    12,800          1,075,584
                                                                                       ---------------
                                                                                             3,821,512
AIR TRAVEL - 1.20%
Gol Linhas Aereas Inteligentes SA, ADR (a)                                   85,190          2,560,811

ALUMINUM - 0.49%
Century Aluminum Company * (a)                                               51,360          1,047,744

APPAREL & TEXTILES - 0.62%
Stride Rite Corp.                                                            95,700          1,319,703

BANKING - 0.69%
Signature Bank *                                                             60,630          1,479,372

BIOTECHNOLOGY - 0.59%
ICOS Corp. * (a)                                                             59,660          1,263,002

BUILDING MATERIALS & CONSTRUCTION - 2.04%
Corrections Corp. of America *                                               66,060          2,592,855
Eagle Materials, Inc. (a)                                                    18,830          1,743,470
                                                                                       ---------------
                                                                                             4,336,325
BUSINESS SERVICES - 8.47%
Corporate Executive Board Company                                            40,860          3,200,564
CSG Systems International, Inc. *                                           157,960          2,998,081
DiamondCluster International, Inc., Class A *                               230,630          2,606,119

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30 , 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP GROWTH TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT      VALUE
                                             ---------   -----------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Insight Enterprises, Inc. *                   123,520    $ 2,492,634
Jacobs Engineering Group, Inc. * (a)           38,940      2,190,764
LECG Corp. * (a)                               95,300      2,026,078
Navigant Consulting Company * (a)              35,320        623,751
SRA International, Inc., Class A *             18,500        642,320
Wireless Facilities, Inc. * (a)               197,010      1,247,073
                                                         -----------
                                                          18,027,384

CABLE AND TELEVISION - 0.86%
Central European Media Ent - A *               37,920      1,834,570

CELLULAR COMMUNICATIONS - 1.93%
Crown Castle International Corp. * (a)        201,960      4,103,827

CHEMICALS - 0.70%
Hercules, Inc. * (a)                          104,820      1,483,203

COAL - 1.43%
Arch Coal, Inc. (a)                            55,800      3,039,426

COMMERCIAL SERVICES - 1.85%
CB Richard Ellis Group, Inc. * (a)             89,770      3,937,312

COMPUTERS & BUSINESS EQUIPMENT - 2.04%
Cogent, Inc. *                                 33,200        947,860
Logitech International SA * (a)                53,320      3,400,750
                                                         -----------
                                                           4,348,610

CONTAINERS & GLASS - 1.46%
Jarden Corp. * (a)                             57,680      3,110,106

CRUDE PETROLEUM & NATURAL GAS - 1.05%
Cabot Oil & Gas Corp., Class A                 64,370      2,233,639

DOMESTIC OIL - 1.06%
Range Resources Corp. (a)                      84,240      2,266,056

DRUGS & HEALTH CARE - 2.66%
Arrow International, Inc. (a)                  42,390      1,352,241
Healthextras, Inc. * (a)                      108,500      2,177,595
Impax Laboratories, Inc. * (a)                136,070      2,136,299
                                                         -----------
                                                           5,666,135

ELECTRICAL EQUIPMENT - 0.07%
Sirf Technology Holdings, Inc. *                8,100        143,208

ELECTRONICS - 0.38%
Itron, Inc. *                                  18,050        806,474

ENERGY - 2.04%
Evergreen Solar, Inc. *                       170,830      1,098,437
Stolt Offshore SA - ADR * (a)                 357,410      3,241,709
                                                         -----------
                                                           4,340,146

FINANCIAL SERVICES - 1.69%
Affiliated Managers Group, Inc. * (a)          27,950      1,909,823
Nasdaq Stock Market, Inc. * (a)                89,060      1,679,672
                                                         -----------
                                                           3,589,495

FOOD & BEVERAGES - 1.87%
Chiquita Brands International, Inc. (a)        48,800      1,340,048
Peets Coffee & Tea, Inc. *                     80,030      5,069,191
                                                         -----------
                                                           3,984,239

HEALTHCARE PRODUCTS - 3.37%
Foxhollow Technologies, Inc. * (a)             16,180        619,209
Health Tronics, Inc. * (a)                    121,560      1,579,064
Hologic, Inc. *                                86,620      3,443,145
The Medicines Company *                        65,330      1,528,069
                                                         -----------
                                                           7,169,487

HEALTHCARE SERVICES - 4.26%
Genesis HealthCare Corp. * (a)                 44,380      2,053,906
Symbion, Inc. * (a)                           121,140      2,889,189
The Advisory Board Company *                   84,640      4,125,354
                                                         -----------
                                                           9,068,449

HOMEBUILDERS - 1.12%
Standard Pacific Corp.                         27,170      2,389,601

HOTELS & RESTAURANTS - 4.43%
La Quinta Corp. *                             400,590      3,737,505
RARE Hospitality International, Inc. * (a)     68,170      2,077,140
Red Robin Gourmet Burgers, Inc. * (a)          58,550      3,628,929
                                                         -----------
                                                           9,443,574

HOUSEHOLD PRODUCTS - 1.55%
Tempur-Pedic International, Inc. * (a)        149,030      3,305,485

INDUSTRIAL MACHINERY - 1.44%
Stewart & Stevenson Services, Inc.            135,180      3,063,179

INSURANCE - 1.47%
Arch Cap Group, Ltd. *                         66,390      2,990,869
ProAssurance Corp. *                            3,100        129,456
                                                         -----------
                                                           3,120,325

INTERNET RETAIL - 1.04%
Priceline.com, Inc. * (a)                      95,260      2,222,416

INTERNET SERVICE PROVIDER - 1.34%
Salesforce.Com, Inc. * (a)                    139,820      2,863,514

INTERNET SOFTWARE - 2.14%
Agile Software Corp. * (a)                    262,110      1,651,293
F5 Networks, Inc. * (a)                        61,530      2,906,369
                                                         -----------
                                                           4,557,662

LEISURE TIME - 2.07%
Vail Resorts, Inc. *                          103,630      2,912,003
WMS Industries, Inc. *                         44,600      1,505,250
                                                         -----------
                                                           4,417,253

LIFE SCIENCES - 0.99%
Pharmaceutical Product Development, Inc. *     45,080      2,112,449

MUTUAL FUNDS - 1.24%
Oil Service HOLDRs Trust * (a)                 25,850      2,635,924

PETROLEUM SERVICES - 1.04%
Pride International, Inc. *                    86,040      2,211,228

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP GROWTH TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------   -------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS - 6.48%
Abgenix, Inc. * (a)                                      135,220   $   1,160,188
Alkermes, Inc. * (a)                                     205,440       2,715,917
Amylin Pharmaceuticals, Inc. * (a)                       107,320       2,246,207
Atherogenics, Inc. * (a)                                  82,310       1,315,314
Encysive Pharmaceuticals, Inc. * (a)                     145,400       1,571,774
NPS Pharmaceuticals, Inc. * (a)                           76,390         867,026
OSI Pharmaceuticals, Inc. *                               39,040       1,595,565
Salix Pharmaceuticals, Ltd. * (a)                         79,860       1,410,328
Vertex Pharmaceuticals, Inc. * (a)                        53,800         905,992
                                                                   -------------
                                                                      13,788,311

POLLUTION CONTROL - 1.47%
Stericycle, Inc. * (a)                                    62,260       3,132,923

RETAIL TRADE - 9.62%
A.C. Moore Arts & Crafts, Inc. * (a)                      52,780       1,668,376
Aeropostale, Inc. *                                       33,600       1,128,960
Dicks Sporting Goods, Inc. *                              35,600       1,373,804
DSW Inc., - Class A *                                     59,000       1,472,050
Electronics Boutique Holdings Corp. * (a)                 36,830       2,338,336
GameStop Corp. * (a)                                     117,910       3,856,836
GameStop Corp. * (a)                                      94,660       2,830,334
Iconix Brand Group, Inc. *                               165,500       1,102,230
The Men's Wearhouse, Inc. *                              136,725       4,707,442
                                                                   -------------
                                                                      20,478,368

SEMICONDUCTORS - 3.37%
MEMC Electronic Materials, Inc. * (a)                    185,640       2,927,543
Microsemi Corp. * (a)                                    126,470       2,377,636
Semtech Corp. * (a)                                      112,460       1,872,459
                                                                   -------------
                                                                       7,177,638

SOFTWARE - 10.21%
NAVTEQ Corp. * (a)                                        29,050       1,080,079
Opsware, Inc. * (a)                                      437,300       2,238,976
Red Hat, Inc. * (a)                                      299,410       3,922,271
Take-Two Interactive Software, Inc. * (a)                149,884       3,814,548
THQ, Inc. * (a)                                           74,250       2,173,297
VeriFone Holdings, Inc. *                                195,750       3,180,937
Verint Systems, Inc. *                                    81,510       2,621,362
Websense, Inc. * (a)                                      56,290       2,704,735
                                                                   -------------
                                                                      21,736,205

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.65%
Audio Codes, Ltd. * (a)                                  102,170       1,016,591
EFJ, Inc. * (a)                                          174,960       1,180,980
NeuStar, Inc. - Class A *                                 10,100         258,560
SBA Communications Corp. * (a)                           236,410       3,191,535
                                                                   -------------
                                                                       5,647,666

TRUCKING & FREIGHT - 0.81%
Forward Air Corp. (a)                                     44,280       1,251,796
Knight Transportation, Inc.                               19,000         462,270
                                                                   -------------
                                                                       1,714,066
                                                                   -------------
                                                                   $ 213,886,028
                                                                   -------------
TOTAL COMMON STOCKS (Cost $187,013,359)

SHORT TERM INVESTMENTS - 24.26%
State Street Navigator Securities
  Lending Prime Portfolio                          $  51,663,253   $  51,663,253
                                                   -------------   -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $51,663,253)                                                 $  51,663,253
                                                                   -------------
TOTAL INVESTMENTS (SMALL CAP GROWTH TRUST)
  (COST $238,676,612) - 124.71%                                    $ 265,549,281
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.71)%                     (52,611,614)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 212,937,667
                                                                   =============

EMERGING SMALL COMPANY TRUST

                                        SHARES OR
                                        PRINCIPAL
                                          AMOUNT      VALUE
                                        ---------   -----------
COMMON STOCKS - 96.94%

ADVERTISING - 1.00%
Marchex, Inc. * (a)                      184,600    $ 2,776,384
ValueClick, Inc. *                       186,400      2,298,312
                                                    -----------
                                                      5,074,696

AEROSPACE - 0.49%
Orbital Sciences Corp., Class A * (a)    248,500      2,460,150

AIR TRAVEL - 0.50%
Republic Airways Holdings, Inc. * (a)    176,000      2,543,200

APPAREL & TEXTILES - 0.08%
Volcom, Inc. *                            14,800        396,196

BANKING - 4.01%
Doral Financial Corp. (a)                181,300      2,998,702
East West Bancorp, Inc.                  102,500      3,442,975
First State Bancorporation (a)           170,300      3,285,087
Franklin Bank Corp. * (a)                 88,700      1,664,012
Greater Bay Bancorp                       89,800      2,368,026
SVB Financial Group * (a)                 76,900      3,683,510
Umpqua Holdings Corp. (a)                 31,600        743,864
Westamerica Bancorporation                41,100      2,170,491
                                                    -----------
                                                     20,356,667

BIOTECHNOLOGY - 2.94%
Digene Corp. * (a)                       140,400      3,886,272
Molecular Devices Corp. * (a)            109,500      2,368,485
Serologicals Corp. * (a)                 119,300      2,535,125
Telik, Inc. * (a)                        224,900      3,656,874
Trimeris, Inc. * (a)                     247,000      2,465,060
                                                    -----------
                                                     14,911,816

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30 , 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT      VALUE
                                                 ---------   -----------
COMMON STOCKS (CONTINUED)

BROADCASTING - 0.66%
Entravision Communications Corp., Class A *       427,700    $ 3,331,783

BUSINESS SERVICES - 6.59%
BearingPoint, Inc. * (a)                          437,600      3,207,608
CDI Corp.                                         134,100      2,939,472
Entrust Technologies, Inc. * (a)                  541,500      2,593,785
Global Payments, Inc. (a)                          85,500      5,796,900
Jackson Hewitt Tax Service, Inc.                   93,200      2,203,248
LECG Corp. * (a)                                  139,100      2,957,266
MAXIMUS, Inc. (a)                                 135,500      4,781,795
NCO Group, Inc. *                                 197,000      4,261,110
PRG-Schultz International, Inc. * (a)              78,500        221,370
Quest Software, Inc. *                            327,300      4,461,099
                                                             -----------
                                                              33,423,653

CELLULAR COMMUNICATIONS - 0.46%
Jamdat Mobile, Inc * (a)                           83,600      2,314,048

CHEMICALS - 5.23%
Cabot Corp.                                       166,200      5,484,600
Cabot Microelectronics Corp. * (a)                122,200      3,542,578
FMC Corp. *                                       141,400      7,938,196
Minerals Technologies, Inc.                       101,200      6,233,920
Westlake Chem Corp. (a)                           134,800      3,302,600
                                                             -----------
                                                              26,501,894

COMPUTERS & BUSINESS EQUIPMENT - 2.74%
FileNET Corp. *                                   230,400      5,792,256
Henry, Jack & Associates, Inc.                    141,800      2,596,358
Lasercard Corp. * (a)                             150,800        885,196
National Instruments Corp. (a)                    218,200      4,625,840
                                                             -----------
                                                              13,899,650

CONSTRUCTION MATERIALS - 0.12%
Clarcor, Inc.                                      21,600        631,800

CRUDE PETROLEUM & NATURAL GAS - 1.10%
Spinnaker Exploration Company * (a)               157,600      5,593,224

DOMESTIC OIL - 2.17%
Denbury Resources, Inc. *                         150,000      5,965,500
Oil States International, Inc. *                  200,000      5,034,000
                                                             -----------
                                                              10,999,500

DRUGS & HEALTH CARE - 2.73%
IDX Systems Corp. * (a)                            71,400      2,151,996
Impax Laboratories, Inc. * (a)                    280,900      4,410,130
Molina Healthcare, Inc. *                         105,400      4,665,004
Parexel International Corp. * (a)                 132,700      2,634,095
                                                             -----------
                                                              13,861,225

EDUCATIONAL SERVICES - 0.26%
Lincoln Educational Services Corp. * (a)           65,300      1,322,325

ELECTRICAL EQUIPMENT - 2.32%
AMETEK, Inc.                                       69,500      2,908,575
Tektronix, Inc.                                   163,100      3,795,337
Wilson Greatbatch Technologies, Inc. * (a)        212,000      5,069,190
                                                             -----------
                                                              11,773,102

ELECTRONICS - 4.33%
Electro Scientific Industries, Inc. *             268,724      4,804,785
FLIR Systems, Inc. * (a)                          155,800      4,649,072
Trimble Navigation, Ltd. *                        194,449      7,577,678
Varian, Inc. *                                    130,300      4,924,037
                                                             -----------
                                                              21,955,572

ENERGY - 0.84%
Headwaters, Inc. * (a)                            124,300      4,273,434

FINANCIAL SERVICES - 3.03%
Advance America Cash Advance Centers, Inc. (a)    170,700      2,731,200
Capitalsource Inc. * (a)                          114,600      2,249,598
Financial Federal Corp. (a)                       128,100      4,949,784
GFI Group, Inc. * (a)                              59,800      2,128,880
National Financial Partners Corp.                  84,700      3,315,158
                                                             -----------
                                                              15,374,620

GAS & PIPELINE UTILITIES - 0.25%
Bill Barrett Corp. * (a)                           42,400      1,254,192

HEALTHCARE PRODUCTS - 3.49%
Advanced Neuromodulation Systems, Inc. * (a)      102,400      4,063,232
American Medical Systems Holdings, Inc. *          85,300      1,761,445
Merit Medical Systems, Inc. *                     212,100      3,268,461
STERIS Corp.                                      136,600      3,520,182
Symmetry Medical, Inc. * (a)                       78,800      1,854,952
The Medicines Company *                           139,000      3,251,210
                                                             -----------
                                                              17,719,482

HEALTHCARE SERVICES - 3.67%
LabOne, Inc. * (a)                                 86,100      3,427,641
Sierra Health Services, Inc. *                    100,500      7,181,730
Symbion, Inc. * (a)                               112,500      2,683,125
United Surgical Partners International,
  Inc. * (a)                                      102,200      5,322,576
                                                             -----------
                                                              18,615,072

HOTELS & RESTAURANTS - 3.54%
BJ's Restaurants, Inc. * (a)                       83,200      1,692,288
Four Seasons Hotels, Inc. (a)                      36,500      2,412,650
La Quinta Corp. *                                 367,600      3,429,708
Orient Express Hotels, Ltd.                       115,600      3,661,052
Panera Bread Company, Class A * (a)                76,800      4,768,128
Red Robin Gourmet Burgers, Inc. * (a)              31,900      1,977,162
                                                             -----------
                                                              17,940,988

INDUSTRIAL MACHINERY - 2.10%
Flowserve Corp. *                                 243,100      7,356,206
Manitowoc, Inc.                                    80,300      3,293,906
                                                             -----------
                                                              10,650,112

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT        VALUE
                                             -----------   -----------
COMMON STOCKS (CONTINUED)

INSURANCE - 0.66%
Aspen Insurance Holdings Ltd                    65,200     $ 1,796,912
EMC Insurance Group, Inc. (a)                   84,800       1,533,184
                                                           -----------
                                                             3,330,096

INTERNET CONTENT - 0.49%
RightNow Technologies, Inc. * (a)              205,700       2,472,514

INTERNET RETAIL - 0.47%
NetIQ Corp. *                                  208,900       2,371,015

INTERNET SERVICE PROVIDER - 0.98%
Avocent Corp. *                                190,396       4,976,951

INTERNET SOFTWARE - 1.25%
F5 Networks, Inc. *                             51,600       2,437,326
Macromedia, Inc. *                              62,100       2,373,462
Sapient Corp. * (a)                            171,900       1,363,167
Verity, Inc. *                                  16,900         148,213
                                                           -----------
                                                             6,322,168

INVESTMENT COMPANIES - 0.48%
Ares Cap Corp. (a)                             137,702       2,455,227

LEISURE TIME - 1.73%
Penn National Gaming, Inc. *                   240,600       8,781,900

LIFE SCIENCES - 0.90%
Pharmaceutical Product Development, Inc. *      97,700       4,578,222

MANUFACTURING - 1.21%
Coherent, Inc. *                               111,800       4,025,918
Mettler-Toledo International, Inc. *            44,900       2,091,442
                                                           -----------
                                                             6,117,360

MEDICAL-HOSPITALS - 3.01%
Centene Corp. *                                 85,200       2,861,016
Psychiatric Solutions, Inc. *                   94,700       4,612,837
RehabCare Group, Inc. *                        105,900       2,830,707
VCA Antech, Inc. *                             203,800       4,942,150
                                                           -----------
                                                            15,246,710

MINING - 0.43%
Alpha Natural Resources, Inc. *                 91,500       2,185,020

MOBILE HOMES - 0.64%
Winnebago Industries, Inc. (a)                  99,400       3,255,350

PETROLEUM SERVICES - 2.99%
Cal Dive International, Inc. *                 177,700       9,306,149
Superior Energy Services, Inc. *               329,200       5,859,760
                                                           -----------
                                                            15,165,909

PHARMACEUTICALS - 2.74%
Adolor Corp. * (a)                             130,000       1,202,500
Andrx Corp. *                                   37,800         767,718
Angiotech Pharmaceuticals, Inc. * (a)          180,900       2,507,274
Eyetech Pharmaceuticals, Inc. * (a)            108,500       1,371,440
Pharmion Corp. * (a)                            78,400       1,819,664
Prestige Brands Holdings, Inc. *               143,700       2,802,150
Taro Pharmaceutical Industries, Ltd. *          94,280       2,740,720
Vicuron Phamaceuticals, Inc. *                  24,800         691,920
                                                           -----------
                                                            13,903,386

PUBLISHING - 0.41%
Scholastic Corp. *                              53,700       2,070,135

REAL ESTATE - 2.35%
Innkeepers USA Trust, REIT                     155,400       2,321,676
Jones Lang Lasalle, Inc. *                     109,900       4,860,877
MeriStar Hospitality Corp., REIT * (a)         551,999       4,747,191
                                                           -----------
                                                            11,929,744

RETAIL TRADE - 4.40%
Cost Plus, Inc. *                              130,600       3,257,164
Finish Line, Inc.                              107,400       2,032,008
Fred's, Inc., Class A (a)                      149,100       2,472,078
Hot Topic, Inc. * (a)                          126,650       2,421,548
Regis Corp.                                     62,000       2,422,960
Tractor Supply Company * (a)                    95,300       4,679,230
Tuesday Morning Corp. (a)                      160,200       5,049,504
                                                           -----------
                                                            22,334,492

SANITARY SERVICES - 0.60%
Waste Connections, Inc. *                       81,200       3,027,948

SEMICONDUCTORS - 7.87%
Actel Corp. *                                  256,100       3,559,790
Exar Corp. * (a)                               292,000       4,347,880
Integrated Circuit Systems, Inc. *             219,000       4,520,160
Microtune, Inc. * (a)                          447,100       2,242,206
Photronics, Inc. *                              88,500       2,065,590
Power Integrations, Inc. * (a)                 213,600       4,607,352
Semtech Corp. * (a)                            373,700       6,222,105
Silicon Laboratories, Inc. * (a)               170,100       4,458,321
Varian Semiconductor Equipment Associates,
  Inc. *                                       190,100       7,033,700
ZILOG, Inc. *                                  200,000         844,000
                                                           -----------
                                                            39,901,104

SOFTWARE - 2.90%
Altiris, Inc. * (a)                            245,700       3,606,876
Hyperion Solutions Corp. *                     131,900       5,307,656
Micromuse, Inc. *                              316,300       1,790,258
THQ, Inc. * (a)                                137,600       4,027,552
                                                           -----------
                                                            14,732,342

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.90%
Arris Group, Inc. * (a)                        130,400       1,135,784
Essex Corp. * (a)                              211,100       4,829,968
Viasat, Inc. * (a)                             181,000       3,679,730
                                                           -----------
                                                             9,645,482

TRUCKING & FREIGHT - 3.88%
Forward Air Corp.                              181,800       5,139,486
Knight Transportation, Inc. (a)                185,550       4,514,432

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------   ------------
COMMON STOCKS (CONTINUED)

TRUCKING & FREIGHT (CONTINUED)
Landstar Systems, Inc. *                                 95,300   $  2,870,436
Oshkosh Truck Corp.                                      33,100      2,591,068
Wabash National Corp. (a)                               187,900      4,552,817
                                                                  ------------
                                                                    19,668,239
                                                                  ------------
TOTAL COMMON STOCKS (Cost $428,321,513)                           $491,649,715
                                                                  ------------

SHORT TERM INVESTMENTS - 23.27%
State Street Navigator Securities
  Lending Prime Portfolio (c)                      $118,040,885   $118,040,885
                                                   ------------   ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $118,040,885)                                               $118,040,885
                                                                  ------------

REPURCHASE AGREEMENTS - 2.93%
Repurchase Agreement with State Street
   Corp. dated 06/30/2005 at 1.40% to
   be repurchased at $14,872,578 on
   07/01/2005, collateralized by
   $15,155,000 U.S. Treasury Notes,
   3.50% due 02/15/2010 (valued at
   $15,173,944, including interest) (c)            $ 14,872,000   $ 14,872,000
                                                   ------------   ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $14,872,000)                                                $ 14,872,000
                                                                  ------------
TOTAL INVESTMENTS (EMERGING SMALL COMPANY TRUST)
   (COST $561,234,398) - 123.14%                                  $624,562,600
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.14)%                   (117,374,70)
                                                                  ------------
TOTAL NET ASSETS - 100.00%                                        $507,187,900
                                                                  ============

SMALL CAP TRUST

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT        VALUE
                                            -----------   -----------
COMMON STOCKS - 97.23%

APPAREL & TEXTILES - 4.95%
Quiksilver, Inc. *                            276,000     $ 4,410,480
Warnaco Group, Inc. *                         273,200       6,351,900
                                                          -----------
                                                           10,762,380

AUTO PARTS - 1.51%
LKQ Corp. *                                   120,800       3,279,720

BANKING - 6.66%
Boston Private Financial Holdings, Inc.       159,900       4,029,480
First Community Bancorp                        73,100       3,472,250
Placer Sierra Bancshares                      255,800       6,975,666
                                                          -----------
                                                           14,477,396

BUSINESS SERVICES - 6.09%
Infocrossing, Inc. *                          260,400       3,247,188
SFBC International, Inc. *                    154,800       5,979,924
Source Interlink Companies *                  323,700       4,004,169
                                                          -----------
                                                           13,231,281

CHEMICALS - 2.69%
Arch Chemicals, Inc.                          129,500       3,232,320
Cytec Industries, Inc.                         65,600       2,610,880
                                                          -----------
                                                            5,843,200

COAL - 2.40%
Arch Coal, Inc.                                95,700       5,212,779

CONSTRUCTION MATERIALS - 1.82%
Clarcor, Inc.                                 135,200       3,954,600

COSMETICS & TOILETRIES - 5.95%
Intermediate Parfums, Inc.                    307,800       5,968,242
Playtex Products, Inc. *                      647,400       6,966,024
                                                          -----------
                                                           12,934,266

CRUDE PETROLEUM & NATURAL GAS - 1.57%
Spinnaker Exploration Company *                96,200       3,414,138

DOMESTIC OIL - 2.03%
Forest Oil Corp. *                            104,900       4,405,800

DRUGS & HEALTH CARE - 1.99%
Candela Corp. *                               413,400       4,320,030

ELECTRICAL EQUIPMENT - 1.69%
Excel Technology, Inc. *                      151,500       3,681,450

ELECTRONICS - 5.66%
Daktronics, Inc.                              186,800       3,737,868
Trimble Navigation, Ltd. *                    149,300       5,818,221
X-Rite, Inc.                                  238,600       2,746,286
                                                          -----------
                                                           12,302,375

FINANCIAL SERVICES - 1.58%
EuroBancshares, Inc. *                        214,600       3,444,330

FOOD & BEVERAGES - 1.01%
Hain Celestial Group, Inc. *                  112,200       2,187,900

HEALTHCARE PRODUCTS - 6.72%
Cantel Medical Corp. *                        151,300       2,475,268
Hologic, Inc. *                               168,300       6,689,925
Inverness Medical Innovations, Inc. *         199,000       5,432,700
                                                          -----------
                                                           14,597,893

INDUSTRIAL MACHINERY - 2.21%
Grant Prideco, Inc. *                         181,400       4,798,030

INSURANCE - 6.18%
National Interstate Corp. *                    87,600       1,758,132
Philadelphia Consolidated Holding Corp. *      76,800       6,509,568
Scottish Re Group, Ltd.                       213,400       5,172,816
                                                          -----------
                                                           13,440,516

INTERNET SERVICE PROVIDER - 2.52%
Avocent Corp. *                               209,700       5,481,558

INTERNET SOFTWARE - 1.71%
Lionbridge Technologies, Inc. *               549,500       3,725,610

LEISURE TIME - 4.10%
Gaylord Entertainment Company *               191,700       8,912,133

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                  -------------    -------------
COMMON STOCKS (CONTINUED)

MEDICAL-HOSPITALS - 2.47%
Lifepoint Hospitals, Inc. *                             106,500    $   5,380,380

PUBLISHING - 1.98%
Courier Corp.                                           112,000        4,301,920

RAILROADS & EQUIPMENT - 3.84%
Genesee & Wyoming, Inc., Class A *                      154,300        4,198,503
RailAmerica, Inc. *                                     349,000        4,153,100
                                                                   -------------
                                                                       8,351,603

RETAIL TRADE - 8.34%
Build A Bear Workshop, Inc. *                           150,000        3,517,500
Cache, Inc. *                                           362,600        6,026,412
Cost Plus, Inc. *                                       118,400        2,952,896
Manning Greg Auctions, Inc. *                           206,900        2,472,455
Sharper Image Corp. *                                   247,900        3,155,767
                                                                   -------------
                                                                      18,125,030

SANITARY SERVICES - 2.17%
Aqua America, Inc.                                      158,300        4,707,842

SOFTWARE - 6.24%
Hyperion Solutions Corp. *                              118,100        4,752,344
Secure Computing Corp. *                                468,500        5,097,280
Take-Two Interactive Software, Inc. *                   146,200        3,720,790
                                                                   -------------
                                                                      13,570,414

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.15%
Aspect Communications Corp. *                           222,300        2,496,429
                                                  -------------    -------------
TOTAL COMMON STOCKS (Cost $197,121,827)                            $ 211,341,003
                                                                   -------------

SHORT TERM INVESTMENTS - 3.43%
State Street Euro Dollar Time Deposit
  1.40% due 07/01/2005 (c)                        $   7,465,000    $   7,465,000
                                                  -------------    -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $7,465,000)                                                  $   7,465,000
                                                                   -------------
TOTAL INVESTMENTS (SMALL CAP TRUST)
  (COST $204,586,827) - 100.66%                                    $ 218,806,003
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.66)%                       (1,428,994)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 217,377,009
                                                                   =============

SMALL COMPANY TRUST

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                       ----------     ----------
COMMON STOCKS - 99.04%

ADVERTISING - 0.07%
Ventiv Health, Inc. *                                     3,210       $   61,889

AEROSPACE - 0.74%
Esterline Technologies Corp. *                            3,759          150,661
Innovative Solutions & Support, Inc. * (a)                4,441          149,084
Teledyne Technologies, Inc. *                            11,953          389,429
                                                                      ----------
                                                                         689,174

AIR TRAVEL - 0.28%
Frontier Airlines, Inc. * (a)                             5,441           56,205
Mesa Air Group, Inc. * (a)                                5,174           34,718
SkyWest, Inc. (a)                                         9,502          172,746
                                                                      ----------
                                                                         263,669

APPAREL & TEXTILES - 0.83%
Guess, Inc. * (a)                                         5,802           96,197
Hartmarx Corp. * (a)                                     11,461          115,412
K-Swiss, Inc., Class A                                   10,308          333,361
Rocky Shoes & Boots, Inc. * (a)                             634           19,812
Timberland Company, Class A *                               493           19,089
Unifirst Corp. (a)                                        2,057           83,391
Wolverine World Wide, Inc.                                4,486          107,709
                                                                      ----------
                                                                         774,971

AUTO PARTS - 0.86%
Aftermarket Technology Corp. *                            4,918           85,721
Commercial Vehicle Group, Inc. * (a)                      5,353           95,016
Noble International, Ltd. (a)                               727           17,121
TRW Automotive Holdings Corp. *                          24,661          604,441
                                                                      ----------
                                                                         802,299

AUTOMOBILES - 0.34%
Tenneco Automotive, Inc. *                               19,154          318,723

BANKING - 6.34%
Amcore Financial, Inc.                                    1,118           33,406
Anchor BanCorp Wisconsin, Inc. (a)                        1,055           31,924
BancFirst Corp.                                           1,341          116,654
Bank of Hawaii Corp.                                     18,780          953,085
BOK Financial Corp.                                       1,534           70,748
Center Financial Corp. (a)                                3,316           82,336
City National Corp.                                      11,530          826,816
Columbia Banking System, Inc. (a)                           916           22,552
Community Trust Bancorp, Inc.                               506           16,556
Corus Bankshares, Inc. (a)                                7,168          397,752
Cullen Frost Bankers, Inc.                                2,836          135,135
Downey Financial Corp.                                   17,410        1,274,412
First BanCorp Puerto Rico (a)                            18,311          735,187
First Citizens Bancshares, Inc.                             859          124,169
First Community Bancorp                                     400           19,000
First Republic Bank                                       1,312           46,353
FirstFed Financial Corp. *                                6,024          359,091
Old Second Bancorp, Inc. (a)                              1,823           53,031
Pacific Capital Bancorp                                   9,159          339,616
Southwest Bancorp, Inc.                                     960           19,661
SVB Financial Group * (a)                                   748           35,829
West Coast Bancorp (a)                                      440           10,740
WFS Financial, Inc. *                                     1,823           92,444

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30 , 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT       VALUE
                                             ----------   ----------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Wilmington Trust Corp.                          1,779     $   64,062
Wilshire Bancorp, Inc. (a)                      2,594         37,172
                                                          ----------
                                                           5,897,731

BIOTECHNOLOGY - 1.80%
Cephalon, Inc. * (a)                           16,856        671,037
Charles River Laboratories
  International, Inc. *                         5,160        248,970
Invitrogen Corp. *                                558         46,476
Life Sciences Research, Inc. * (a)              5,130         61,355
Millipore Corp. *                               5,369        304,583
PRA International *                             4,270        114,351
Progress Software Corp. *                       7,464        225,040
                                                          ----------
                                                           1,671,812

BROADCASTING - 0.04%
Sinclair Broadcast Group, Inc., Class A         4,116         37,373

BUILDING MATERIALS & CONSTRUCTION - 0.24%
Perini Corp. *                                 13,551        222,507

BUSINESS SERVICES - 4.77%
Acxiom Corp.                                   21,863        456,499
Administaff, Inc. (a)                             897         21,313
Alliance Data Systems Corp. *                   9,271        376,032
Arbitron, Inc.                                    954         40,927
Compucredit Corp. * (a)                         7,372        252,712
Deluxe Corp.                                    6,812        276,567
Ezcorp, Inc., Class A * (a)                     6,507         69,755
Geo Group, Inc. *                               4,908        122,945
John H. Harland Company                        20,791        790,058
Labor Ready, Inc. *                            25,412        592,354
Pre-Paid Legal Services, Inc. (a)               1,064         47,508
R.H. Donnelley Corp. *                         15,092        935,402
Sotheby's Holdings, Inc., Class A *            32,900        450,730
                                                          ----------
                                                           4,432,802

CABLE AND TELEVISION - 0.13%
LodgeNet Entertainment Corp. *                  7,070        117,291

CELLULAR COMMUNICATIONS - 0.59%
Tessco Technologies, Inc. *                     6,934         92,430
UbiquiTel, Inc. * (a)                          56,426        460,436
                                                          ----------
                                                             552,866

CHEMICALS - 1.74%
FMC Corp. *                                    11,355        637,470
Techne Corp. *                                  3,205        147,142
Terra Industries, Inc. * (a)                  112,098        763,387
W. R. Grace & Company * (a)                     9,434         73,491
                                                          ----------
                                                           1,621,490

COMMERCIAL SERVICES - 0.35%
Collectors Universe, Inc. *                       826         14,471
Vertrue, Inc. * (a)                             7,912        308,252
                                                          ----------
                                                             322,723

COMPUTERS & BUSINESS EQUIPMENT - 3.31%
ADE Corp. * (a)                                 3,828        107,376
Agilysys, Inc. (a)                             34,367        539,562
Gerber Scientific, Inc. *                      12,218         85,037
Ingram Micro, Inc., Class A *                  16,599        259,940
Intergraph Corp. * (a)                         12,963        446,705
MTS Systems Corp.                              14,969        502,659
Phoenix Technology, Ltd. *                      6,195         48,197
Sybase, Inc. *                                  7,832        143,717
Western Digital Corp. *                        70,481        945,855
                                                          ----------
                                                           3,079,048

CONSTRUCTION MATERIALS - 2.63%
Applied Industrial Technologies, Inc.          30,352        980,066
USG Corp. * (a)                                34,420      1,462,850
                                                          ----------
                                                           2,442,916

CONTAINERS & GLASS - 1.45%
Greif, Inc., Class A                           14,254        870,920
Silgan Holdings, Inc.                           8,413        473,147
                                                          ----------
                                                           1,344,067

COSMETICS & TOILETRIES - 0.88%
Chattem, Inc. *                                19,723        816,532

CRUDE PETROLEUM & NATURAL GAS - 0.64%
Cimarex Energy Company *                        6,713        261,203
Harvest Natural Resources, Inc. * (a)          30,123        329,244
                                                          ----------
                                                             590,447

DOMESTIC OIL - 2.20%
Forest Oil Corp. *                             24,194      1,016,148
Frontier Oil Corp.                             21,970        644,820
Remington Oil Gas Corp. *                      10,829        386,595
                                                          ----------
                                                           2,047,563

DRUGS & HEALTH CARE - 1.93%
Alliance Imaging, Inc. * (a)                   20,010        209,305
Alpharma, Inc., Class A                        11,709        169,429
CNS, Inc. (a)                                   7,211        164,771
Conmed Corp. *                                 14,683        451,796
Kos Pharmaceuticals, Inc. * (a)                 8,773        574,632
Nutraceutical International Corp. * (a)        10,507        140,268
Vital Signs, Inc. (a)                           1,838         79,622
                                                          ----------
                                                           1,789,823

ELECTRICAL EQUIPMENT - 0.80%
American Science & Engineering, Inc. * (a)      6,114        271,217
AMETEK, Inc.                                    1,431         59,887
Wesco International, Inc. *                    13,097        410,984
                                                          ----------
                                                             742,088

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE
                                          ----------   ----------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES - 0.68%
Allegheny Energy, Inc. *                    19,546     $  492,950
El Paso Electric Company *                   4,931        100,839
Unisource Energy Corp.                       1,355         41,666
                                                       ----------
                                                          635,455

ELECTRONICS - 2.72%
Amphenol Corp., Class A                      4,540        182,372
Ansoft Corp. *                               3,330         80,453
Arrow Electronics, Inc. *                   34,788        944,842
Avnet, Inc. *                               10,235        230,594
Hutchinson Technology, Inc. *                3,485        134,207
Itron, Inc. * (a)                           12,479        557,562
LeCroy Corp. *                                 456          6,270
LoJack Corp. *                                 903         15,857
Stoneridge, Inc. * (a)                      11,953         78,890
Teleflex, Inc.                               5,081        301,659
                                                       ----------
                                                        2,532,706

ENERGY - 1.14%
Energen Corp.                               30,243      1,060,017

FINANCIAL SERVICES - 1.43%
Ace Cash Express, Inc. * (a)                 4,203        107,429
Calamos Asset Management, Inc.               1,644         44,782
City Holding Company                         3,023        110,400
International Bancshares Corp.               3,623        102,495
Investment Technology Group, Inc. *          1,287         27,053
Nasdaq Stock Market, Inc. * (a)              6,708        126,513
Nelnet, Inc., Class A * (a)                 10,155        337,857
Westcorp, Inc. (a)                           8,654        453,643
World Acceptance Corp. *                       692         20,794
                                                       ----------
                                                        1,330,966

FOOD & BEVERAGES - 2.77%
Chiquita Brands International, Inc. (a)     22,198        609,557
Gold Kist, Inc. * (a)                       14,854        320,549
M & F Worldwide Corp. *                      9,558        127,695
PepsiAmericas, Inc.                            727         18,655
Pilgrims Pride Corp. (a)                    23,591        805,161
Seabord Corp. (a)                              309        514,176
Spartan Stores, Inc. *                       4,241         62,215
USANA Health Sciences, Inc. * (a)            2,666        112,772
                                                       ----------
                                                        2,570,780

FURNITURE & FIXTURES - 0.01%
Stanley Furniture Company, Inc.                523         12,845

GAS & PIPELINE UTILITIES - 1.94%
Nicor, Inc. (a)                              2,262         93,127
Transmontaigne, Inc. * (a)                  19,290        202,545
UGI Corp.                                   53,911      1,504,117
                                                       ----------
                                                        1,799,789

HEALTHCARE PRODUCTS - 3.80%
Bausch & Lomb, Inc.                          3,935        326,605
Dade Behring Holdings, Inc.                 11,856        770,759
Edwards Lifesciences Corp. *                 7,558        325,145
Haemonetics Corp. *                         19,336        785,815
Health Tronics, Inc. * (a)                  17,485        227,130
Hologic, Inc. *                              1,229         48,853
Owens & Minor, Inc.                         15,637        505,857
Respironics, Inc. *                          8,504        307,079
SurModics, Inc. * (a)                        5,323        230,858
Sybron Dental Specialties, Inc. *               35          1,317
                                                       ----------
                                                        3,529,418

HEALTHCARE SERVICES - 3.82%
American Retirement Corp. * (a)              4,228         61,813
Cerner Corp. * (a)                           1,999        135,872
Genesis HealthCare Corp. * (a)              20,886        966,604
Humana, Inc. *                                  23            914
Kindred Healthcare, Inc. * (a)              27,385      1,084,720
Magellan Health Services, Inc. *            22,224        784,730
Per-Se Technologies, Inc. * (a)             18,491        388,681
Sierra Health Services, Inc. *               1,842        131,629
                                                       ----------
                                                        3,554,963

HOMEBUILDERS - 2.06%
NVR, Inc. *                                  2,265      1,834,650
Standard Pacific Corp.                         951         83,641
                                                       ----------
                                                        1,918,291

HOTELS & RESTAURANTS - 1.93%
CKE Restaurants, Inc. * (a)                 62,297        867,174
Dave & Buster's, Inc. * (a)                  7,771        143,297
Famous Dave's of America, Inc. *             3,350         33,065
Jack In the Box, Inc. *                     19,820        751,574
                                                       ----------
                                                        1,795,110

HOUSEHOLD APPLIANCES - 1.05%
The Toro Company                            25,379        979,883

HOUSEHOLD PRODUCTS - 0.04%
Department 56, Inc. *                        3,560         36,490

INDUSTRIAL MACHINERY - 2.43%
Badger Meter, Inc.                             462         19,081
Circor International, Inc.                   1,143         28,198
Cummins, Inc. (a)                           12,968        967,542
Flow International Corp. * (a)               5,559         35,522
Gardner Denver, Inc. *                       9,382        329,121
Kennametal, Inc.                            18,377        842,585
Lufkin Industries, Inc.                        959         34,505
                                                       ----------
                                                        2,256,554

INDUSTRIALS - 0.42%
Clean Harbors, Inc. * (a)                   11,869        257,320

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30 , 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT       VALUE
                                            ----------   ----------
COMMON STOCKS (CONTINUED)

INDUSTRIALS (CONTINUED)
Michael Baker Corp. *                          7,540     $  134,664
                                                         ----------
                                                            391,984

INSURANCE - 5.33%
American Financial Group, Inc.                15,691        525,963
Amerus Group Company (a)                       3,745        179,947
Arch Cap Group, Ltd. *                           582         26,219
Endurance Specialty Holdings, Ltd.            25,683        971,331
First American Corp.                          13,736        551,363
LandAmerica Financial Group, Inc. (a)          1,059         62,873
Max Re Capital, Ltd.                           1,622         37,144
Protective Life Corp.                         22,136        934,582
Safety Insurance Group Inc. (a)                8,075        272,612
Selective Insurance Group, Inc. (a)            3,402        168,569
United Fire & Casualty Company                   502         22,299
Zenith National Insurance Corp.               17,691      1,200,511
                                                         ----------
                                                          4,953,413

INTERNET SERVICE PROVIDER - 1.04%
Earthlink, Inc. *                            103,246        894,110
TriZetto Group, Inc. * (a)                     4,937         69,168
                                                         ----------
                                                            963,278

LEISURE TIME - 1.94%
4Kids Entertainment, Inc. * (a)                5,691        113,137
Arctic Cat, Inc.                               2,430         49,888
Handleman Company (a)                          6,360        105,003
Image Entertainment, Inc. * (a)                4,233         11,895
Movie Gallery, Inc. (a)                       31,221        825,171
Steinway Musical Instruments, Inc. *           5,400        158,544
Vail Resorts, Inc. *                          19,091        536,457
                                                         ----------
                                                          1,800,095

MANUFACTURING - 1.39%
Blout International, Inc. *                   13,092        218,505
Coherent, Inc. *                               3,267        117,645
ESCO Technologies, Inc. *                        508         51,206
Mettler-Toledo International, Inc. *           9,090        423,412
Stanley Works                                 10,503        478,307
                                                         ----------
                                                          1,289,075

MEDICAL-HOSPITALS - 0.08%
Anika Therapeutics, Inc * (a)                  6,814         78,293

METAL & METAL PRODUCTS - 2.22%
Metal Management, Inc. (a)                    36,004        696,677
Quanex Corp.                                  23,214      1,230,574
Shiloh Industries, Inc *                       5,483         67,167
Sun Hydraulics, Inc. (a)                       1,808         65,793
                                                         ----------
                                                          2,060,211

OFFICE FURNISHINGS & SUPPLIES - 0.09%
CompX International, Inc. (a)                  1,868         31,289
Global Imaging Systems, Inc. *                 1,571         50,052
                                                         ----------
                                                             81,341

PAPER - 1.14%
Louisiana-Pacific Corp.                       32,348        795,114
Potlatch Corp. (a)                             5,033        263,377
                                                         ----------
                                                          1,058,491

PETROLEUM SERVICES - 3.84%
Cal Dive International, Inc. *                26,473      1,386,391
Core Laboratories NV *                         4,877        130,801
Lone Star Technologies, Inc. *                11,385        518,017
McDermott International, Inc. *               16,214        340,494
SEACOR SMIT, Inc. * (a)                        2,909        187,049
Tesoro Petroleum Corp.                        15,253        709,570
Veritas DGC, Inc. *                           10,599        294,016
                                                         ----------
                                                          3,566,338

PHARMACEUTICALS - 0.16%
King Pharmaceuticals, Inc. *                  14,000        145,880

PUBLISHING - 0.19%
Consolidated Graphics, Inc. *                  4,247        173,150

RAILROADS & EQUIPMENT - 0.31%
Kansas City Southern * (a)                    14,058        283,690

REAL ESTATE - 2.95%
CBL & Associates Properties, Inc., REIT       21,864        941,682
Equity Lifestyle Properties, Inc., REIT          663         26,361
Innkeepers USA Trust, REIT                    29,789        445,048
Mission West Properties, Inc., REIT (a)        4,777         49,060
SL Green Realty Corp., REIT (a)                4,932        318,114
Tanger Factory Outlet Centers, Inc., REIT        724         19,497
Trizec Properties, Inc., REIT                 45,737        940,810
                                                         ----------
                                                          2,740,572

RETAIL GROCERY - 1.22%
7 Eleven, Inc. *                              10,348        312,924
Nash-Finch Company (a)                        22,234        816,877
                                                         ----------
                                                          1,129,801
RETAIL TRADE - 6.18%
Barnes & Noble, Inc. *                        18,919        734,057
BJ's Wholesale Club, Inc. *                    3,841        124,794
Build A Bear Workshop, Inc. * (a)                571         13,390
Building Materials Holding Corp.               5,224        361,971
Charming Shoppes, Inc. *                       4,795         44,737
Childrens Place Retail Stores, Inc. * (a)     19,062        889,624
GameStop Corp. *                               4,734        141,547
Genesco, Inc. * (a)                            2,758        102,294
Longs Drug Stores Corp.                        8,132        350,083
Pantry, Inc. * (a)                            20,675        800,743
Payless ShoeSource, Inc. *                    18,495        355,104

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------    -------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Rent-A-Center, Inc. *                                     35,074    $     816,873
Shopko Stores, Inc. *                                      3,242           78,813
Spectrum Brands, Inc. *                                   19,447          641,751
Transport World Entertainment Corp. *                     24,163          285,848
                                                                    -------------
                                                                        5,741,629

SEMICONDUCTORS - 1.10%
OmniVision Technologies, Inc. * (a)                       22,843          310,436
Photronics, Inc. *                                        24,525          572,414
Sigmatel, Inc. * (a)                                       8,062          138,344
                                                                    -------------
                                                                        1,021,194

SOFTWARE - 1.43%
Autodesk, Inc. *                                           5,783          198,762
CCC Information Services Group, Inc. *                     2,322           55,612
DucoCorp, Inc. *                                           2,593           19,058
InfoUSA, Inc.                                              1,578           18,463
Parametric Technology Corp. *                            162,833        1,038,874
                                                                    -------------
                                                                        1,330,769

STEEL - 1.91%
Alaska Steel Holding Corp. * (a)                          73,851          473,385
Steel Dynamics, Inc. (a)                                  13,590          356,738
Texas Industries, Inc.                                    16,888          949,612
                                                                    -------------
                                                                        1,779,735

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.82%
Commonwealth Telephone
  Enterprises, Inc., (CTE) (a)                            18,688          783,214
Commscope, Inc. * (a)                                      2,841           49,462
Comtech Telecommunications Corp. * (a)                    27,602          900,653
Intrado, Inc. * (a)                                          145            2,169
NETGEAR, Inc. * (a)                                       12,250          227,850
Premiere Global Services, Inc. *                          58,236          657,485
                                                                    -------------
                                                                        2,620,833

TELEPHONE - 0.31%
TALK America Holdings, Inc. * (a)                         28,781          288,098

TIRES & RUBBER - 1.03%
Goodyear Tire & Rubber Company * (a)                      64,302          958,100

TOYS, AMUSEMENTS & SPORTING GOODS - 1.03%
Jakks Pacific, Inc. * (a)                                 50,006          960,615

TRANSPORTATION - 0.52%
Heartland Express, Inc.                                    9,507          184,721
Kirby Corp. *                                              3,977          179,363
Offshore Logistics, Inc. *                                 3,741          122,854
                                                                    -------------
                                                                          486,938

TRAVEL SERVICES - 0.01%
Ambassadors Group, Inc.                                      291           10,822

TRUCKING & FREIGHT - 1.60%
Arkansas Best Corp.                                        4,292          136,528
EGL, Inc. *                                                8,230          167,234
Forward Air Corp.                                          4,913          138,890
Knight Transportation, Inc. (a)                            8,910          216,780
Landstar Systems, Inc. *                                   9,738          293,309
Oshkosh Truck Corp.                                        6,781          530,817
                                                                    -------------
                                                                        1,483,558
                                                                    -------------
TOTAL COMMON STOCKS (Cost $86,273,751)                              $  92,050,974
                                                                    -------------

SHORT TERM INVESTMENTS - 25.08%
State Street Navigator Securities
  Lending Prime Portfolio (c)                      $  23,315,455    $  23,315,455
                                                   -------------    -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $23,315,455)                                                  $  23,315,455
                                                                    -------------

REPURCHASE AGREEMENTS - 1.14%
Repurchase Agreement with State Street
  Corp. dated 06/30/2005 at 1.40% to
  be repurchased at $1,064,041 on
  07/01/2005, collateralized by
  $825,000 U.S. Treasury Bonds, 7.50%
  due 11/15/2016 (valued at
  $1,085,906, including interest)                  $   1,064,000    $   1,064,000
                                                   -------------    -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,064,000)                                                   $   1,064,000
                                                                    -------------
TOTAL INVESTMENTS (SMALL COMPANY TRUST)
(COST $110,653,206) - 125.26%                                       $ 116,430,429
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.26)%                      (23,476,231)
                                                                    -------------
TOTAL NET ASSETS - 100.00%                                          $  92,954,198
                                                                    =============

DYNAMIC GROWTH TRUST

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT        VALUE
                                            -----------   -----------
COMMON STOCKS - 97.51%

APPAREL & TEXTILES - 5.25%
Polo Ralph Lauren Corp., Class A (a)          115,000     $ 4,957,650
Quiksilver, Inc. *                            295,300       4,718,894
                                                          -----------
                                                            9,676,544

BIOTECHNOLOGY - 5.50%
Charles River Laboratories
  International, Inc. *                        69,300       3,343,725
Genzyme Corp. *                                56,000       3,365,040
Invitrogen Corp. *                             41,200       3,431,548
                                                          -----------
                                                           10,140,313

BUILDING MATERIALS & CONSTRUCTION - 1.07%
Chicago Bridge & Iron Company NV (a)           85,900       1,963,674

BUSINESS SERVICES - 1.94%
NCR Corp. *                                   101,800       3,575,216

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DYNAMIC GROWTH TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT          VALUE
                                          ------------   ------------
COMMON STOCKS (CONTINUED)

CELLULAR COMMUNICATIONS - 2.43%
Nextel Partners, Inc., Class A * (a)           177,800   $  4,475,226

COAL - 2.52%
Peabody Energy Corp.                            89,200      4,641,968

COMPUTERS & BUSINESS EQUIPMENT - 2.28%
Cognizant Technology Solutions Corp.,
  Class A *                                     39,100      1,842,783
Foundry Networks, Inc. * (a)                   272,600      2,352,538
                                                         ------------
                                                            4,195,321

CONSTRUCTION & MINING EQUIPMENT - 1.15%
Rowan Companies, Inc.                           71,600      2,127,236

CONTAINERS & GLASS - 4.46%
Jarden Corp. * (a)                              90,400      4,874,368
Packaging Corp. of America                     159,400      3,355,370
                                                         ------------
                                                            8,229,738

FINANCIAL SERVICES - 6.98%
Affiliated Managers Group, Inc. * (a)           28,000      1,913,240
Calamos Asset Management, Inc.                  91,100      2,481,564
E*TRADE Financial Corp. *                      267,900      3,747,921
Legg Mason, Inc.                                45,442      4,730,967
                                                         ------------
                                                           12,873,692

FOOD & BEVERAGES - 1.40%
Constellation Brands, Inc., Class A *           87,500      2,581,250

GAS & PIPELINE UTILITIES - 2.02%
Ultra Petroleum Corp. * (a)                    122,800      3,728,208

HEALTHCARE PRODUCTS - 5.65%
Beckman Coulter, Inc.                           46,300      2,943,291
C.R. Bard, Inc.                                 55,000      3,658,050
Fisher Scientific International, Inc. *         58,700      3,809,630
                                                         ------------
                                                           10,410,971

HEALTHCARE SERVICES - 8.62%
AMERIGROUP Corp. * (a)                          92,000      3,698,400
Coventry Health Care, Inc. *                    66,250      4,687,187
DaVita, Inc. *                                  81,400      3,702,072
Omnicare, Inc.                                  89,900      3,814,457
                                                         ------------
                                                           15,902,116

HOTELS & RESTAURANTS - 7.36%
Harrah's Entertainment, Inc.                    26,400      1,902,648
P.F. Chang's China Bistro, Inc. * (a)           60,200      3,550,596
Station Casinos, Inc.                           59,900      3,977,360
The Cheesecake Factory, Inc. * (a)             119,200      4,139,816
                                                         ------------
                                                           13,570,420

INDUSTRIAL MACHINERY - 0.87%
FMC Technologies, Inc. *                        50,400      1,611,288

INTERNET SOFTWARE - 2.60%
Symantec Corp. *                                80,700      1,754,418
VeriSign, Inc. *                               105,900      3,045,684
                                                         ------------
                                                            4,800,102

MEDICAL-HOSPITALS - 4.18%
Community Health Systems, Inc. *               102,500      3,873,475
Triad Hospitals, Inc. *                         70,100      3,830,264
                                                         ------------
                                                            7,703,739

MINING - 2.11%
Joy Global, Inc.                                50,700      1,703,013
Terex Corp. *                                   55,500      2,186,700
                                                         ------------
                                                            3,889,713

PETROLEUM SERVICES - 1.09%
BJ Services Company                             38,200      2,004,736

PHARMACEUTICALS - 2.87%
Celgene Corp. * (a)                            129,900      5,296,023

RETAIL TRADE - 8.22%
Aeropostale, Inc. *                            117,500      3,948,000
Chico's FAS, Inc. *                            151,200      5,183,136
Urban Outfitters, Inc. * (a)                   106,300      6,026,147
                                                         ------------
                                                           15,157,283

SEMICONDUCTORS - 7.08%
Broadcom Corp., Class A *                      100,200      3,558,102
International Rectifier Corp. * (a)             65,200      3,111,344
Linear Technology Corp.                        102,300      3,753,387
QLogic Corp. *                                  85,200      2,630,124
                                                         ------------
                                                           13,052,957

SOFTWARE - 5.73%
Activision, Inc. *                             118,100      1,951,012
Avid Technology, Inc. * (a)                     57,600      3,068,928
Business Objects SA, ADR * (a)                 118,200      3,108,660
Cognos, Inc. *                                  71,300      2,434,182
                                                         ------------
                                                           10,562,782

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.10%
Comverse Technology, Inc. *                    163,800      3,873,870

TRUCKING & FREIGHT - 2.03%
Oshkosh Truck Corp.                             47,900      3,749,612
                                          ------------   ------------
TOTAL COMMON STOCKS (Cost $144,961,567)                  $179,793,998
                                                         ------------

SHORT TERM INVESTMENTS - 21.67%
State Street Navigator Securities
  Lending Prime Portfolio (c)             $ 39,951,109   $ 39,951,109
                                          ------------   ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $39,951,109)                                       $ 39,951,109
                                                         ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DYNAMIC GROWTH TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------    -------------
REPURCHASE AGREEMENTS - 1.92%
Repurchase Agreement with State Street
  Corp. dated 06/30/2005 at 1.40% to
  be repurchased at $3,547,138 on
  07/01/2005, collateralized by
  $3,565,000 U.S. Treasury Notes,
  4.00% due 11/15/2012 (valued at
  $3,622,931, including interest)(c)               $   3,547,000    $   3,547,000
                                                   -------------    -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $3,547,000)                                                   $   3,547,000
                                                                    -------------
TOTAL INVESTMENTS (DYNAMIC GROWTH TRUST)
(COST $188,459,676) - 121.10%                                       $ 223,292,107
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.10)%                      (38,908,133)
                                                                    -------------
TOTAL NET ASSETS - 100.00%                                          $ 184,383,974
                                                                    =============

MID CAP STOCK TRUST

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT        VALUE
                                             -----------   -----------
COMMON STOCKS - 97.74%

ADVERTISING - 1.83%
Monster Worldwide, Inc. *                       619,991    $17,781,342

AEROSPACE - 0.99%
Smiths Group PLC                                582,019      9,588,984

AIR TRAVEL - 1.50%
Gol Linhas Aereas Inteligentes SA, ADR (a)      150,300      4,518,018
Southwest Airlines Company                      721,900     10,056,067
                                                           -----------
                                                            14,574,085

APPAREL & TEXTILES - 1.26%
Geox SpA                                      1,466,223     12,239,974

BIOTECHNOLOGY - 2.50%
Cephalon, Inc. * (a)                            195,790      7,794,400
Genzyme Corp. *                                 147,600      8,869,284
ICOS Corp. * (a)                                360,900      7,640,253
                                                           -----------
                                                            24,303,937

BROADCASTING - 3.14%
Publishing & Broadcasting, Ltd.                 762,660      8,626,068
Sirius Satellite Radio, Inc. * (a)            1,894,800     12,278,304
XM Satellite Radio
  Holdings, Inc., Class A * (a)                 287,400      9,673,884
                                                           -----------
                                                            30,578,256

BUSINESS SERVICES - 6.98%
Alliance Data Systems Corp. *                   290,200     11,770,512
Cendant Corp.                                   310,600      6,948,122
ChoicePoint, Inc. *                             270,500     10,833,525
Corporate Executive Board Company               228,900     17,929,737
Electronic Arts, Inc. *                         360,900     20,430,549
                                                           -----------
                                                            67,912,445

CELLULAR COMMUNICATIONS - 3.54%
American Tower Corp., Class A * (a)             869,400     18,274,788
Crown Castle International Corp. * (a)          797,100     16,197,072
                                                           -----------
                                                            34,471,860

COMMERCIAL SERVICES - 0.92%
CB Richard Ellis Group, Inc. *                  204,600      8,973,756

COMPUTERS & BUSINESS EQUIPMENT - 4.28%
Cognizant Technology Solutions Corp.,
  Class A *                                     111,400      5,250,282
Logitech International SA * (a)                 166,300     10,606,614
Network Appliance, Inc. *                       360,900     10,202,643
Research In Motion, Ltd. *                      211,100     15,568,625
                                                           -----------
                                                            41,628,164

CONSTRUCTION MATERIALS - 1.18%
Rinker Group, Ltd.                            1,075,757     11,470,905
CONTAINERS & GLASS - 2.00%
Jarden Corp. * (a)                              360,900     19,459,728

CRUDE PETROLEUM & NATURAL GAS - 2.73%
Chesapeake Energy Corp.                         313,800      7,154,640
EOG Resources, Inc.                             170,600      9,690,080
XTO Energy, Inc.                                286,599      9,741,500
                                                           -----------
                                                            26,586,220

DRUGS & HEALTH CARE - 0.82%
Mentor Corp. (a)                                191,900      7,960,012

FINANCIAL SERVICES - 6.36%
Capitalsource Inc. * (a)                        617,400     12,119,562
E*TRADE Financial Corp. *                       712,100      9,962,279
Eaton Vance Corp.                               408,200      9,760,062
Legg Mason, Inc. (a)                             90,250      9,395,927
Melco International Development               4,859,000      5,814,183
State Street Corp.                              308,100     14,865,825
                                                           -----------
                                                            61,917,838

HEALTHCARE PRODUCTS - 2.50%
C.R. Bard, Inc.                                  88,600      5,892,786
Fisher Scientific International, Inc. *         180,600     11,720,940
The Medicines Company *                         286,900      6,710,591
                                                           -----------
                                                            24,324,317

HEALTHCARE SERVICES - 1.66%
Covance, Inc. *                                 360,900     16,193,583

HOMEBUILDERS - 2.94%
Centex Corp.                                    180,600     12,763,002
Standard Pacific Corp.                          180,600     15,883,770
                                                           -----------
                                                            28,646,772

HOTELS & RESTAURANTS - 4.76%
Harrah's Entertainment, Inc.                    180,600     13,015,842
Red Robin Gourmet Burgers, Inc. * (a)           270,500     16,765,590
Starwood Hotels & Resorts Worldwide, Inc.       282,800     16,563,596
                                                           -----------
                                                            46,345,028

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP STOCK TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT             VALUE
                                                   ---------------    ---------------
COMMON STOCKS (CONTINUED)

HOUSEHOLD PRODUCTS - 1.48%
Tempur-Pedic International, Inc. * (a)                     650,400    $    14,425,872

INTERNATIONAL OIL - 1.03%
Noble Corp.                                                163,400         10,050,734

INTERNET SERVICE PROVIDER - 1.40%
Salesforce.Com, Inc. * (a)                                 667,500         13,670,400

INTERNET SOFTWARE - 1.67%
F5 Networks, Inc. * (a)                                    344,300         16,263,010

LEISURE TIME - 0.93%
Pixar, Inc. *                                              180,600          9,039,030

LIFE SCIENCES - 1.13%
Pharmaceutical Product Development, Inc. *                 234,100         10,969,926

MEDICAL-HOSPITALS - 1.05%
Manor Care, Inc.                                           256,800         10,202,664

METAL & METAL PRODUCTS - 3.01%
Cameco Corp. (a)                                           340,700         15,246,325
Precision Castparts Corp.                                  180,600         14,068,740
                                                                      ---------------
                                                                           29,315,065

OFFICE FURNISHINGS & SUPPLIES - 1.42%
Office Depot, Inc. *                                       606,300         13,847,892

PETROLEUM SERVICES - 1.96%
BJ Services Company                                        180,600          9,477,888
GlobalSantaFe Corp.                                        235,900          9,624,720
                                                                      ---------------
                                                                           19,102,608

PHARMACEUTICALS - 6.89%
Alkermes, Inc. * (a)                                       340,900          4,506,698
Amylin Pharmaceuticals, Inc. * (a)                         264,700          5,540,171
Forest Laboratories, Inc. * (a)                            270,500         10,508,925
Gilead Sciences, Inc. *                                    451,200         19,848,288
IVAX Corp. *                                               536,475         11,534,213
Teva Pharmaceutical Industries, Ltd.,
  Sponsored ADR                                            298,100          9,282,834
Vertex Pharmaceuticals, Inc. * (a)                         345,486          5,817,984
                                                                      ---------------
                                                                           67,039,113

POLLUTION CONTROL - 1.43%
Stericycle, Inc. * (a)                                     277,000         13,938,640

REAL ESTATE - 2.39%
Host Marriott Corp., REIT                                  721,900         12,633,250
Kimco Realty Corp., REIT                                   180,600         10,639,146
                                                                      ---------------
                                                                           23,272,396

RETAIL TRADE - 10.70%
Abercrombie & Fitch Company, Class A                       353,300         24,271,710
Advance Auto Parts, Inc. *                                 266,400         17,196,120
Aeropostale, Inc. *                                        308,200         10,355,520
Chico's FAS, Inc. *                                        206,400          7,075,392
Dicks Sporting Goods, Inc. * (a)                           365,900         14,120,081
Michael's Stores, Inc.                                     239,400          9,903,978
The Men's Wearhouse, Inc. *                                273,500          9,416,605
Tiffany & Company (a)                                      360,900         11,823,084
                                                                      ---------------
                                                                          104,162,490

SOFTWARE - 4.94%
NAVTEQ Corp. *                                             101,600          3,777,488
Red Hat, Inc. * (a)                                      1,127,400         14,768,940
Take-Two Interactive Software, Inc. * (a)                  703,399         17,901,505
Websense, Inc. *                                           241,800         11,618,490
                                                                      ---------------
                                                                           48,066,423

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 4.42%
Amdocs, Ltd. *                                             511,300         13,513,659
Comverse Technology, Inc. *                                456,400         10,793,860
Tele Norte Leste Participacoes SA, ADR (a)                 829,900         13,817,835
Turkcell Iletisim Hizmetleri AS - ADR (a)                  386,594          4,890,414
                                                                      ---------------
                                                                           43,015,768
                                                                      ---------------
TOTAL COMMON STOCKS (Cost $832,565,919)                               $   951,339,237
                                                                      ---------------

SHORT TERM INVESTMENTS - 25.05%
State Street Navigator Securities
  Lending Prime Portfolio                          $   243,816,386    $   243,816,386
                                                   ---------------    ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $243,816,386)                                                   $   243,816,386
                                                                      ---------------

REPURCHASE AGREEMENTS - 3.86%
Deutsche Bank Tri-Party Repurchase
  Agreement dated 06/30/2005 at 2.88% to
  be repurchased at $37,595,007 on
  07/01/2005, collateralized by
  $30,392,000 U.S. Treasury Bonds, 6.25%
  due 08/15/2023 (valued at $38,388,459,
  including interest)                              $    37,592,000    $    37,592,000
                                                   ---------------    ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $37,592,000)                                                    $    37,592,000
                                                                      ---------------
TOTAL INVESTMENTS (MID CAP STOCK TRUST)
  (COST $1,113,974,305) - 126.65%                                     $ 1,232,747,623
LIABILITIES IN EXCESS OF OTHER ASSETS - (26.65)%                         (259,403,076)
                                                                      ---------------
TOTAL NET ASSETS - 100.00%                                            $   973,344,547
                                                                      ===============

NATURAL RESOURCES TRUST

                             SHARES OR
                             PRINCIPAL
                               AMOUNT        VALUE
                            -----------   -----------
COMMON STOCKS - 97.01%

ALUMINUM - 1.86%
Alcoa, Inc.                   523,600     $13,681,668
COAL - 3.73%
CONSOL Energy, Inc. (a)       234,800      12,580,584
Massey Energy Company (a)     393,900      14,857,908
                                          -----------
                                           27,438,492

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

NATURAL RESOURCES TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT         VALUE
                                                 ------------   ------------
COMMON STOCKS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS - 10.42%
Burlington Resources, Inc.                            153,400   $  8,473,816
Devon Energy Corp.                                    166,600      8,443,288
EOG Resources, Inc.                                   429,000     24,367,200
Newfield Exploration Company *                        229,100      9,138,799
Surgutneftegaz, ADR (a)                               155,300      5,803,561
XTO Energy, Inc.                                      602,500     20,478,975
                                                                ------------
                                                                  76,705,639

DOMESTIC OIL - 12.16%
Canadian Natural Resources, Ltd.                    1,087,100     39,379,326
China Petroleum and Chemical Corp. ADR (a)            180,800      7,054,816
Noble Energy, Inc.                                    117,400      8,881,310
Suncor Energy, Inc.                                   404,300     19,105,047
Western Oil Sands, Inc. *                             776,853     15,078,186
                                                                ------------
                                                                  89,498,685

GAS & PIPELINE UTILITIES - 2.07%
Equitable Resources, Inc.                             111,700      7,595,600
Western Gas Resources, Inc. (a)                       218,700      7,632,630
                                                                ------------
                                                                  15,228,230

GOLD - 1.57%
Gold Fields, Ltd.                                     501,711      5,724,353
Placer Dome, Inc. (a)                                 377,900      5,812,102
                                                                ------------
                                                                  11,536,455

INTERNATIONAL OIL - 19.08%
Anadarko Petroleum Corp.                              152,400     12,519,660
ConocoPhillips                                        225,400     12,958,246
EnCana Corp.                                          830,562     32,749,499
Lukoil Oil Company, ADR (a)                           284,300     10,465,083
Petroleo Brasileiro SA, ADR * (a)                     284,000     14,804,920
Royal Dutch Petroleum Company- NY Shares              217,800     14,135,220
Shell Transport & Trading Company PLC, ADR (a)        194,100     11,269,446
Talisman Energy, Inc.                                 840,800     31,486,269
                                                                ------------
                                                                 140,388,343

METAL & METAL PRODUCTS - 11.55%
Alumina, Ltd.                                       2,261,336      9,593,471
Cameco Corp. (a)                                      526,400     23,556,400
Companhia Siderurgica Nacional SA, ADR (a)            166,600      2,690,590
Companhia Vale Do Rio Doce, ADR, PFD
  Shares (a)                                        1,058,600     26,888,440
Companhia Vale Do Rio Doce, ADR                       333,186      9,755,686
Inco, Ltd.                                             34,900      1,317,475
Vedanta Resources PLC                               1,231,079     11,145,440
                                                                ------------
                                                                  84,947,502

MINING - 9.05%
Aluminum Corp. China, Ltd. ADR (a)                    178,100      9,790,157
Anglo American Platinum Corp., Ltd. - ZAR             300,148     13,392,743
Anglo American PLC                                    270,910      6,357,474
Apex Silver Mines, Ltd. * (a)                         205,800      2,827,692
Freeport-McMoran Copper & Gold, Inc.,
  Class B (a)                                         296,400     11,097,216
Impala Platinum Holdings, Ltd.                         81,233      7,261,472
Xstrata PLC                                           820,842     15,848,757
                                                                ------------
                                                                  66,575,511

PAPER - 2.15%
Abitibi Consolidated, Inc. (a)                      1,742,200      7,805,056
Domtar, Inc.                                          462,000      3,414,963
International Paper Company                           151,500      4,576,815
                                                                ------------
                                                                  15,796,834

PETROLEUM SERVICES - 21.56%
BP PLC-Sponsored ADR                                  496,100     30,946,718
Exxon Mobil Corp.                                     471,600     27,102,852
GlobalSantaFe Corp.                                   168,500      6,874,800
Halliburton Company                                   203,500      9,731,370
Petro-Canada                                          174,200     11,334,299
Repsol YPF SA,- Sponsored ADR (a)                     266,100      6,687,093
Total SA SADR (a)                                     223,500     26,115,975
Transocean, Inc. *                                    141,100      7,615,167
Valero Energy Corp.                                   407,200     32,213,592
                                                                ------------
                                                                 158,621,866

STEEL - 1.81%
Mittal Steel Company, NV (a)                          562,019     13,342,331
                                                 ------------   ------------
TOTAL COMMON STOCKS (Cost $504,289,166)                         $713,761,556
                                                                ------------

PREFERRED STOCKS - 0.17%

MINING - 0.17%
Anglo American Platinum Corp., Ltd. - ZAR *            62,652      1,266,446
                                                 ------------   ------------
TOTAL PREFERRED STOCKS (Cost $956,354)                          $  1,266,446
                                                                ------------

WARRANTS - 0.07%

FINANCIAL SERVICES - 0.07%
Goldman Sachs International
  (Expiration date 06/30/2006; strike
  price $0.0001) *                                     21,700        509,670
                                                 ------------   ------------
TOTAL WARRANTS (Cost $423,729)                                  $    509,670
                                                                ------------

SHORT TERM INVESTMENTS - 20.19%
State Street Navigator Securities
  Lending Prime Portfolio                        $148,554,421   $148,554,421
                                                 ------------   ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $148,554,421)                                             $148,554,421
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

NATURAL RESOURCES TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                   -------------    -------------
REPURCHASE AGREEMENTS - 2.27%
Deutsche Bank Tri-Party Repurchase
  Agreement dated 06/30/2005 at 2.88%
  to be repurchased at $16,690,335 on
  07/01/2005, collateralized by
  $13,493,000 U.S. Treasury Bonds,
  6.25% due 08/15/2023 (valued at
  $17,043,152, including interest)                 $  16,689,000    $  16,689,000
                                                   -------------    -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $16,689,000)                                                  $  16,689,000
                                                                    -------------
TOTAL INVESTMENTS (NATURAL RESOURCES TRUST)
  (COST $670,912,670) - 119.71%                                     $ 880,781,093
LIABILITIES IN EXCESS OF OTHER ASSETS - (19.71)%                     (144,988,280)
                                                                    -------------
TOTAL NET ASSETS - 100.00%                                          $ 735,792,813
                                                                    =============

ALL CAP GROWTH TRUST

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT        VALUE
                                            -----------   -----------
COMMON STOCKS - 97.95%

ADVERTISING - 1.34%
Lamar Advertising Company *                   122,400     $ 5,235,048
Omnicom Group, Inc.                            39,000       3,114,540
                                                          -----------
                                                            8,349,588

AEROSPACE - 0.81%
Honeywell International, Inc.                 137,000       5,018,310

AGRICULTURE - 0.77%
Monsanto Company                               76,700       4,822,129

ALUMINUM - 0.29%
Alcoa, Inc.                                    68,500       1,789,905

APPAREL & TEXTILES - 1.65%
Coach, Inc. *                                 164,900       5,535,693
NIKE, Inc., Class B                            54,800       4,745,680
                                                          -----------
                                                           10,281,373

BANKING - 0.80%
Bank of America Corp.                         109,600       4,998,856

BIOTECHNOLOGY - 1.20%
Amgen, Inc. *                                  81,600       4,933,536
Protein Design Labs, Inc. * (a)               125,200       2,530,292
                                                          -----------
                                                            7,463,828

BROADCASTING - 1.65%
Univision Communications, Inc., Class A *     164,400       4,529,220
XM Satellite Radio
  Holdings, Inc., Class A * (a)               170,100       5,725,566
                                                          -----------
                                                           10,254,786

BUSINESS SERVICES - 2.82%
Automatic Data Processing, Inc.               109,600       4,599,912
Electronic Arts, Inc. *                        60,300       3,413,583
Iron Mountain, Inc. *                         109,600       3,399,792
Robert Half International, Inc.               246,500       6,155,105
                                                          -----------
                                                           17,568,392

CHEMICALS - 2.78%
Air Products & Chemicals, Inc.                 47,600       2,870,280
Dow Chemical Company                           69,500       3,094,835
E.I. Du Pont De Nemours & Company              82,300       3,539,723
Eastman Chemical Company                       42,800       2,360,420
Praxair, Inc.                                  61,000       2,842,600
Rohm & Haas Company                            55,800       2,585,772
                                                          -----------
                                                           17,293,630

COMPUTERS & BUSINESS EQUIPMENT - 5.99%
Apple Computer, Inc. *                        273,900      10,082,259
CDW Corp.                                      87,700       5,006,793
Dell, Inc. *                                  410,900      16,234,659
EMC Corp. *                                   438,300       6,009,093
                                                          -----------
                                                           37,332,804

CONSTRUCTION & MINING EQUIPMENT - 0.63%
National Oilwell, Inc. *                       82,200       3,907,788

COSMETICS & TOILETRIES - 1.48%
Procter & Gamble Company                       65,700       3,465,675
The Gillette Company                          114,200       5,781,946
                                                          -----------
                                                            9,247,621

CRUDE PETROLEUM & NATURAL GAS - 4.74%
Apache Corp.                                   43,800       2,829,480
Burlington Resources, Inc.                     62,000       3,424,880
ChevronTexaco Corp.                            52,200       2,919,024
Devon Energy Corp.                            123,800       6,274,184
Newfield Exploration Company *                 65,700       2,620,773
Occidental Petroleum Corp.                     45,400       3,492,622
Patterson-UTI Energy, Inc. (a)                142,400       3,962,992
XTO Energy, Inc. (a)                          116,866       3,972,275
                                                          -----------
                                                           29,496,230

ELECTRICAL EQUIPMENT - 1.48%
Emerson Electric Company                       55,900       3,501,017
General Electric Company                      164,400       5,696,460
                                                          -----------
                                                            9,197,477

ELECTRONICS - 1.75%
Adobe Systems, Inc.                           101,500       2,904,930
Garmin, Ltd. (a)                               42,000       1,795,500
Harman International Industries, Inc.          76,000       6,183,360
                                                          -----------
                                                           10,883,790

FINANCIAL SERVICES - 5.50%
Chicago Merchantile Exchange (a)                4,400       1,300,200
Citigroup, Inc.                               149,700       6,920,631
Fiserv, Inc. *                                164,325       7,057,759
Franklin Resources, Inc.                       32,900       2,532,642
Merrill Lynch & Company, Inc.                  86,100       4,736,361

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT        VALUE
                                              -----------   -----------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
SLM Corp.                                         109,600   $ 5,567,680
The Goldman Sachs Group, Inc.                      60,300     6,151,806
                                                            -----------
                                                             34,267,079

FOOD & BEVERAGES - 2.10%
Hershey Foods Corp.                                54,800     3,403,080
Kellogg Company                                    49,500     2,199,780
PepsiCo, Inc.                                      65,700     3,543,201
Starbucks Corp. *                                  76,700     3,962,322
                                                            -----------
                                                             13,108,383

HEALTHCARE PRODUCTS - 9.67%
Alcon, Inc.                                        74,200     8,113,770
Becton, Dickinson & Company                       113,300     5,944,851
Biomet, Inc.                                      242,675     8,406,262
C.R. Bard, Inc.                                    57,000     3,791,070
Fisher Scientific International, Inc. *            72,900     4,731,210
Johnson & Johnson                                 185,800    12,077,000
Medtronic, Inc.                                    89,400     4,630,026
St. Jude Medical, Inc. *                          137,500     5,996,375
Varian Medical Systems, Inc. * (a)                114,100     4,259,353
Zimmer Holdings, Inc. *                            30,400     2,315,568
                                                            -----------
                                                             60,265,485

HEALTHCARE SERVICES - 2.24%
HCA, Inc.                                          53,500     3,031,845
PacifiCare Health Systems, Inc. * (a)              52,500     3,751,125
UnitedHealth Group, Inc.                          101,500     5,292,210
Wellpoint, Inc. *                                  27,100     1,887,244
                                                            -----------
                                                             13,962,424

HOTELS & RESTAURANTS - 1.15%
Brinker International, Inc. *                      59,300     2,374,965
Starwood Hotels & Resorts Worldwide, Inc.          82,200     4,814,454
                                                            -----------
                                                              7,189,419

INDUSTRIAL MACHINERY - 3.62%
Caterpillar, Inc.                                  65,700     6,261,867
Deere & Company                                    54,800     3,588,852
Ingersoll-Rand Company, Class A                   120,500     8,597,675
Parker-Hannifin Corp.                              65,700     4,074,057
                                                            -----------
                                                             22,522,451

INSURANCE - 1.21%
Aetna, Inc.                                        90,600     7,503,492

INTERNATIONAL OIL - 1.01%
ConocoPhillips                                    109,600     6,300,904

INTERNET CONTENT - 1.64%
Yahoo!, Inc. *                                    294,100    10,190,565

INTERNET SERVICE PROVIDER - 1.03%
Google, Inc., Class A *                            21,800     6,412,470

INTERNET SOFTWARE - 2.33%
Cisco Systems, Inc. *                             383,500     7,328,685
McAfee, Inc. *                                    106,900     2,798,642
VeriSign, Inc. *                                  152,400     4,383,024
                                                            -----------
                                                             14,510,351

LEISURE TIME - 0.86%
Carnival Corp.                                     98,600     5,378,630

MANUFACTURING - 3.20%
Danaher Corp.                                     109,600     5,736,464
Eaton Corp.                                        54,800     3,282,520
Illinois Tool Works, Inc.                          39,800     3,171,264
Rockwell Automation, Inc.                          76,700     3,736,057
Tyco International, Ltd.                          137,000     4,000,400
                                                            -----------
                                                             19,926,705

MEDICAL-HOSPITALS - 0.45%
Health Management Associates, Inc., Class A       106,900     2,798,642

MINING - 0.49%
Phelps Dodge Corp.                                 33,300     3,080,250

OFFICE FURNISHINGS & SUPPLIES - 0.46%
Office Depot, Inc. *                              124,400     2,841,296

PETROLEUM SERVICES - 4.73%
Baker Hughes, Inc.                                 92,000     4,706,720
ENSCO International, Inc.                         116,400     4,161,300
Exxon Mobil Corp.                                 164,400     9,448,068
GlobalSantaFe Corp.                                93,100     3,798,480
Valero Energy Corp.                                93,100     7,365,141
                                                            -----------
                                                             29,479,709

PHARMACEUTICALS - 4.99%
Caremark Rx, Inc. *                               266,032    11,843,745
Gilead Sciences, Inc. *                           134,000     5,894,660
Medicis Pharmaceutical Corp., Class A (a)         145,000     4,600,850
Pfizer, Inc.                                      141,700     3,908,086
Teva Pharmaceutical Industries, Ltd.,
  Sponsored ADR                                   154,600     4,814,244
                                                            -----------
                                                             31,061,585

RETAIL GROCERY - 0.78%
Sysco Corp.                                        58,800     2,127,972
Whole Foods Market, Inc.                           23,000     2,720,900
                                                            -----------
                                                              4,848,872

RETAIL TRADE - 6.06%
Abercrombie & Fitch Company, Class A               54,800     3,764,760
Bed Bath & Beyond, Inc. *                         131,500     5,494,070
Best Buy Company, Inc.                             37,600     2,577,480
J.C. Penney Company, Inc.                          37,300     1,961,234
Kohl's Corp. *                                     53,500     2,991,185
Ross Stores, Inc.                                 117,300     3,391,143
Sears Holdings Corp. * (a)                         16,799     2,517,666
Staples, Inc.                                     317,250     6,763,770
Walgreen Company                                  109,600     5,040,504

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                  -------------    -------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Wal-Mart Stores, Inc.                                    67,200    $   3,239,040
                                                                   -------------
                                                                      37,740,852

SANITARY SERVICES - 0.44%
Ecolab, Inc. (a)                                         85,500        2,766,780

SEMICONDUCTORS - 5.50%
Analog Devices, Inc.                                    191,800        7,156,058
Applied Materials, Inc.                                 169,300        2,739,274
KLA-Tencor Corp.                                         54,800        2,394,760
Linear Technology Corp.                                 158,900        5,830,041
Marvell Technology Group, Ltd. *                         80,200        3,050,808
Maxim Integrated Products, Inc.                          88,400        3,377,764
Microchip Technology, Inc. (a)                          328,725        9,736,835
                                                                   -------------
                                                                      34,285,540

SOFTWARE - 4.36%
Autodesk, Inc. * (a)                                    131,500        4,519,655
Microsoft Corp.                                         438,300       10,887,372
NAVTEQ Corp. *                                          143,300        5,327,894
Oracle Corp. *                                          486,400        6,420,480
                                                                   -------------
                                                                      27,155,401

STEEL - 1.05%
Nucor Corp. (a)                                          49,300        2,249,066
United States Steel Corp.                               124,700        4,285,939
                                                                   -------------
                                                                       6,535,005

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.49%
Amdocs, Ltd. *                                           87,700        2,317,911
Comverse Technology, Inc. *                             106,900        2,528,185
QUALCOMM, Inc.                                          134,900        4,453,049
                                                                   -------------
                                                                       9,299,145

TRAVEL SERVICES - 0.70%
American Express Company                                 82,200        4,375,506

TRUCKING & FREIGHT - 0.71%
Fedex Corp.                                              54,800        4,439,348
                                                                   -------------
TOTAL COMMON STOCKS (Cost $540,099,784)                            $ 610,152,796
                                                                   -------------

SHORT TERM INVESTMENTS - 4.63%
State Street Navigator Securities
  Lending Prime Portfolio (c)                     $  28,872,990    $  28,872,990
                                                  -------------    -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $28,872,990)                                                 $  28,872,990
                                                                   -------------

REPURCHASE AGREEMENTS - 3.87%
Repurchase Agreement with State Street
  Corp. dated 06/30/2005 at 2.68% to
  be repurchased at $24,125,796 on
  07/01/2005, collateralized by
  $24,470,000 Federal Home Loan Bank,
  3.875% due 06/08/2007 (valued at
  $24,609,846, including interest)(c)             $  24,124,000    $  24,124,000
                                                  -------------    -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $24,124,000)                                                 $  24,124,000
                                                                   -------------
TOTAL INVESTMENTS (ALL CAP GROWTH TRUST)
(COST $593,096,774) - 106.45%                                      $ 663,149,786
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.45)%                      (40,181,371)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 622,968,415
                                                                   =============

STRATEGIC OPPORTUNITIES TRUST

                                   SHARES OR
                                   PRINCIPAL
                                    AMOUNT         VALUE
                                  -----------   -----------
COMMON STOCKS - 97.88%

ADVERTISING - 1.43%
Getty Images, Inc. *                 13,000     $   965,380
Lamar Advertising Company *          80,500       3,442,985
Monster Worldwide, Inc. *            75,100       2,153,868
                                                -----------
                                                  6,562,233

AEROSPACE - 2.10%
Boeing Company                       28,500       1,881,000
Honeywell International, Inc.        69,200       2,534,796
Rockwell Collins, Inc.               53,300       2,541,344
United Technologies Corp.            52,400       2,690,740
                                                -----------
                                                  9,647,880

AGRICULTURE - 0.66%
Monsanto Company                     48,100       3,024,047

AIR TRAVEL - 1.62%
Delta Air Lines, Inc. * (a)          18,600          69,936
Ryanair Holdings PLC, ADR * (a)     144,200       6,465,928
Southwest Airlines Company           62,900         876,197
                                                -----------
                                                  7,412,061

APPAREL & TEXTILES - 0.92%
Bebe Stores, Inc. (a)               100,123       2,650,256
Interface, Inc., Class A * (a)      194,700       1,567,335
                                                -----------
                                                  4,217,591

AUTO PARTS - 0.11%
Gentex Corp.                         26,800         487,760

BANKING - 2.27%
East West Bancorp, Inc.              26,600         893,494
PrivateBankcorp, Inc. (a)            41,300       1,461,194
UCBH Holdings, Inc. (a)              27,700         449,848
Wells Fargo Company                 123,500       7,605,130
                                                -----------
                                                 10,409,666

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT        VALUE
                                               -----------   -----------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY - 1.27%
Biogen Idec, Inc. *                               84,300     $ 2,904,135
Chiron Corp. *                                    38,300       1,336,287
Serologicals Corp. * (a)                          74,300       1,578,875
                                                             -----------
                                                               5,819,297

BROADCASTING - 1.53%
Clear Channel Communications, Inc.               153,200       4,738,476
Radio One, Inc., Class D * (a)                   152,700       1,949,979
Spanish Broadcasting System, Inc.,
  Class A * (a)                                   30,400         303,696
                                                             -----------
                                                               6,992,151

BUILDING MATERIALS & CONSTRUCTION - 0.13%
Trex Company, Inc. * (a)                          23,600         606,520

BUSINESS SERVICES - 5.87%
Automatic Data Processing, Inc.                   37,300       1,565,481
Bright Horizons Family Solutions, Inc. * (a)      58,400       2,378,048
CRA International, Inc. * (a)                      6,500         350,025
Dun & Bradstreet Corp. *                          34,600       2,133,090
Fluor Corp.                                       71,100       4,094,649
Jacobs Engineering Group, Inc. *                  74,000       4,163,240
Navigant Consulting Company *                    135,000       2,384,100
Paychex, Inc.                                      4,900         159,446
R.R. Donnelley & Sons Company                    110,800       3,823,708
Robert Half International, Inc.                   33,400         833,998
Scansource, Inc. * (a)                            27,900       1,198,026
Sotheby's Holdings, Inc., Class A *              245,900       3,368,830
Wind River Systems, Inc. *                        29,900         468,832
                                                             -----------
                                                              26,921,473

CELLULAR COMMUNICATIONS - 1.33%
America Movil S.A. de C.V., Series L, ADR         50,100       2,986,461
Crown Castle International Corp. *               153,100       3,110,992
                                                             -----------
                                                               6,097,453

CHEMICALS - 0.90%
Chemtura Corp.                                    95,600       1,352,740
Praxair, Inc.                                     59,400       2,768,040
                                                             -----------
                                                               4,120,780

COAL - 0.77%
Arch Coal, Inc. (a)                               40,800       2,222,376
Massey Energy Company                             34,500       1,301,340
                                                             -----------
                                                               3,523,716

COMPUTERS & BUSINESS EQUIPMENT - 4.92%
CDW Corp.                                         31,700       1,809,753
Dell, Inc. *                                     124,400       4,915,044
Kronos, Inc. * (a)                                76,200       3,077,718
Seagate Technology, Inc. *                       726,900      12,757,095
                                                             -----------
                                                              22,559,610

CONSTRUCTION MATERIALS - 2.31%
Florida Rock Industries, Inc. (a)                 53,700       3,938,895
Lafarge Corp.                                     40,700       2,541,308
Martin Marietta Materials, Inc.                    7,000         483,840
Vulcan Materials Company                          56,100       3,645,939
                                                             -----------
                                                              10,609,982

COSMETICS & TOILETRIES - 1.35%
Colgate-Palmolive Company                         79,000       3,942,890
Estee Lauder Companies, Inc., Class A             34,300       1,342,159
The Gillette Company                              17,700         896,151
                                                             -----------
                                                               6,181,200

EDUCATIONAL SERVICES - 0.49%
Universal Technical Institute, Inc. * (a)         67,200       2,231,040

ELECTRICAL EQUIPMENT - 2.45%
Cooper Industries, Ltd., Class A                   7,100         453,690
General Electric Company                         311,700      10,800,405
                                                             -----------
                                                              11,254,095

ELECTRONICS - 0.15%
Itron, Inc. * (a)                                 15,000         670,200

FINANCIAL SERVICES - 1.01%
Countrywide Financial Corp.                       12,000         463,320
E*TRADE Financial Corp. *                        149,800       2,095,702
Franklin Resources, Inc.                           6,900         531,162
Janus Capital Group, Inc.                         65,100         979,104
Nasdaq Stock Market, Inc. * (a)                   30,700         579,002
                                                             -----------
                                                               4,648,290

FOOD & BEVERAGES - 0.31%
Domino's Pizza, Inc. (a)                          63,800       1,420,188

HEALTHCARE PRODUCTS - 5.16%
Advanced Medical Optics, Inc. *                   27,400       1,089,150
Alcon, Inc.                                       16,500       1,804,275
Animas Corp. * (a)                               123,400       2,486,510
Baxter International, Inc.                        12,600         467,460
Becton, Dickinson & Company                       32,100       1,684,287
DENTSPLY International, Inc.                      28,400       1,533,600
Henry Schein, Inc. *                             153,800       6,385,776
Kinetic Concepts, Inc. *                          36,300       2,178,000
Medtronic, Inc.                                   23,700       1,227,423
Respironics, Inc. *                               14,000         505,540
St. Jude Medical, Inc. *                          66,300       2,891,343
The Cooper Companies, Inc. (a)                    23,418       1,425,219
                                                             -----------
                                                              23,678,583

HEALTHCARE SERVICES - 2.39%
UnitedHealth Group, Inc.                         210,400      10,970,256

HOMEBUILDERS - 0.41%
Walter Industries, Inc. (a)                       46,300       1,861,260

HOTELS & RESTAURANTS - 2.36%
Kerzner International, Ltd. * (a)                108,800       6,196,160
McDonald's Corp.                                  63,400       1,759,350

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT        VALUE
                                               -----------   -----------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Starwood Hotels & Resorts Worldwide, Inc.         48,700     $ 2,852,359
                                                             -----------
                                                              10,807,869

HOUSEHOLD PRODUCTS - 0.55%
Tempur-Pedic International, Inc. * (a)           113,100       2,508,558

INDUSTRIAL MACHINERY - 2.27%
Bucyrus International, Inc.                       61,900       2,350,962
Caterpillar, Inc.                                 15,600       1,486,836
Cooper Cameron Corp. *                            46,100       2,860,505
UNOVA, Inc. * (a)                                138,800       3,696,244
                                                             -----------
                                                              10,394,547

INDUSTRIALS - 0.64%
Fastenal Company (a)                              40,800       2,499,408
Foster Wheeler, Ltd. *                            22,100         434,486
                                                             -----------
                                                               2,933,894

INSURANCE - 2.20%
AFLAC, Inc.                                       13,700         592,936
Ambac Financial Group, Inc.                       13,800         962,688
American International Group, Inc.               146,700       8,523,270
                                                             -----------
                                                              10,078,894

INTERNATIONAL OIL - 1.30%
Nabors Industries, Ltd. *                         47,500       2,879,450
Weatherford International, Ltd. *                 53,400       3,096,132
                                                             -----------
                                                               5,975,582

INTERNET CONTENT - 1.31%
Yahoo!, Inc. *                                   173,800       6,022,170

INTERNET RETAIL - 0.77%
eBay, Inc. *                                     107,400       3,545,274

INTERNET SERVICE PROVIDER - 3.89%
Google, Inc., Class A *                           57,000      16,766,550
Salesforce.Com, Inc. * (a)                        52,400       1,073,152
                                                             -----------
                                                              17,839,702

INTERNET SOFTWARE - 0.59%
Digital River, Inc. * (a)                         85,900       2,727,325

INVESTMENT COMPANIES - 0.03%
Hercules Technology Growth Capital, Inc. *        11,200         144,480

LEISURE TIME - 3.71%
Carnival Corp.                                   261,600      14,270,280
Las Vegas Sands Corp. * (a)                       24,400         872,300
The9, Ltd. * (a)                                  71,200       1,854,048
                                                             -----------
                                                              16,996,628

MANUFACTURING - 2.75%
3M Company                                        72,900       5,270,670
Danaher Corp.                                     46,100       2,412,874
Hexcel Corp. * (a)                               174,300       2,949,156
Tyco International, Ltd.                          67,600       1,973,920
                                                             -----------
                                                              12,606,620

METAL & METAL PRODUCTS - 1.08%
Companhia Vale Do Rio Doce, ADR (a)               50,700       1,484,496
Precision Castparts Corp.                         44,300       3,450,970
                                                             -----------
                                                               4,935,466

MINING - 3.37%
BHP Billiton Ltd. (a)                            156,000       4,258,800
Compass Minerals International, Inc. (a)          39,300         919,620
Joy Global, Inc.                                 215,950       7,253,761
Potash Corp. of Saskatchewan, Inc.                31,500       3,010,770
                                                             -----------
                                                              15,442,951

OFFICE FURNISHINGS & SUPPLIES - 1.21%
Herman Miller, Inc.                              124,300       3,833,412
HNI Corp. (a)                                     33,700       1,723,755
                                                             -----------
                                                               5,557,167

PETROLEUM SERVICES - 2.83%
BJ Services Company                               96,200       5,048,576
Halliburton Company                               80,800       3,863,856
Valero Energy Corp.                               51,300       4,058,343
                                                             -----------
                                                              12,970,775

PHARMACEUTICALS - 0.96%
Novo Nordisk A/S (a)                              86,300       4,398,711

PLASTICS - 0.32%
Spartech Corp. (a)                                81,300       1,447,140

PUBLISHING - 0.89%
McGraw-Hill Companies, Inc.                       91,800       4,062,150

RETAIL TRADE - 5.98%
A.C. Moore Arts & Crafts, Inc. * (a)              17,600         556,336
Chico's FAS, Inc. *                               92,900       3,184,612
Childrens Place Retail Stores, Inc. * (a)         90,000       4,200,300
Cost Plus, Inc. *                                 19,200         478,848
CVS Corp.                                        131,000       3,808,170
Guitar Center, Inc. * (a)                         35,200       2,054,624
J.C. Penney Company, Inc.                         32,500       1,708,850
MSC Industrial Direct Company, Inc., Class A      96,900       3,270,375
Regis Corp.                                       12,500         488,500
Ross Stores, Inc.                                  9,800         283,318
Target Corp.                                      42,400       2,306,984
Urban Outfitters, Inc. *                          27,800       1,575,982
Walgreen Company                                  76,500       3,518,235
                                                             -----------
                                                              27,435,134

SEMICONDUCTORS - 2.53%
Cymer, Inc. *                                     88,900       2,342,515
Intel Corp.                                      204,300       5,324,058
Maxim Integrated Products, Inc.                   60,700       2,319,347
Microchip Technology, Inc.                        37,300       1,104,826
National Semiconductor Corp.                      23,600         519,908
                                                             -----------
                                                              11,610,654

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -------------    -------------
COMMON STOCKS (CONTINUED)

SOFTWARE - 8.09%
Infosys Technologies, Ltd.                                201,192    $  10,900,616
Microsoft Corp.                                           831,300       20,649,492
NAVTEQ Corp. *                                            130,300        4,844,554
Ulticom, Inc. *                                            66,500          705,565
                                                                     -------------
                                                                        37,100,227

STEEL - 0.46%
Carpenter Technology Corp. (a)                             40,300        2,087,540

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.24%
Comverse Technology, Inc. *                               123,000        2,908,950
Nokia Oyj-Sponsored ADR                                    94,700        1,575,808
QUALCOMM, Inc.                                            175,100        5,780,051
                                                                     -------------
                                                                        10,264,809

TELEPHONE - 1.29%
Sprint Corp.                                              236,500        5,933,785

TRANSPORTATION - 0.11%
C. H. Robinson Worldwide, Inc.                              8,300          483,060

TRAVEL SERVICES - 2.14%
American Express Company                                  184,300        9,810,289

TRUCKING & FREIGHT - 0.15%
UTI Worldwide, Inc. (a)                                    10,100          703,163
                                                    -------------    -------------
TOTAL COMMON STOCKS (Cost $402,188,763)                              $ 448,751,896
                                                                     -------------

SHORT TERM INVESTMENTS - 12.63%
State Street Navigator Securities
  Lending Prime Portfolio (c)                       $  57,877,582    $  57,877,582
                                                    -------------    -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $57,877,582)                                                   $  57,877,582
                                                                     -------------

REPURCHASE AGREEMENTS - 1.99%
Repurchase Agreement with State Street
  Corp. dated 06/30/2005 at 2.50% to
  be repurchased at $9,118,633 on
  07/01/2005, collateralized by
  $9,315,000 U.S. Treasury Notes,
  3.50% due 06/30/2007 (valued at
  $9,303,356, including interest) (c)               $   9,118,000    $   9,118,000
                                                    -------------    -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $9,118,000)                                                    $   9,118,000
                                                                     -------------
TOTAL INVESTMENTS (STRATEGIC OPPORTUNITIES TRUST)
(COST $469,184,345) - 112.50%                                        $ 515,747,478
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.50)%                       (57,315,559)
                                                                     -------------
TOTAL NET ASSETS - 100.00%                                           $ 458,431,919
                                                                     =============

FINANCIAL SERVICE TRUST

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT         VALUE
                                                ------------   ------------
COMMON STOCKS - 96.37%

BANKING - 14.62%
Commerce Bancorp, Inc. (a)                           218,600   $  6,625,766
Golden West Financial Corp.                          105,800      6,811,404
Wells Fargo Company                                  119,400      7,352,652
                                                               ------------
                                                                 20,789,822

BUSINESS SERVICES - 13.33%
Dun & Bradstreet Corp. *                              69,300      4,272,345
H & R Block, Inc.                                    135,000      7,877,250
Moody's Corp.                                        151,400      6,806,944
                                                               ------------
                                                                 18,956,539

CONTAINERS & GLASS - 2.40%
Sealed Air Corp. *                                    68,500      3,410,615

FINANCIAL SERVICES - 21.98%
Citigroup, Inc.                                      153,000      7,073,190
JPMorgan Chase & Company                             188,948      6,673,643
Merrill Lynch & Company, Inc.                        105,300      5,792,553
T. Rowe Price Group, Inc.                             98,000      6,134,800
The Goldman Sachs Group, Inc.                         54,800      5,590,696
                                                               ------------
                                                                 31,264,882

HOLDINGS COMPANIES/CONGLOMERATES - 6.18%
Berkshire Hathaway, Inc., Class A *                        6        501,000
Berkshire Hathaway, Inc., Class B *                    1,900      5,288,650
Loews Corp.                                           38,700      2,999,250
                                                               ------------
                                                                  8,788,900

INSURANCE - 18.85%
American International Group, Inc.                   104,400      6,065,640
China Life Insurance Company, Ltd., ADR * (a)         31,900        870,870
Cincinnati Financial Corp. (a)                       103,958      4,112,579
Everest Re Group, Ltd.                                33,400      3,106,200
FPIC Insurance Group, Inc. * (a)                      46,500      1,363,845
Markel Corp. *                                         9,800      3,322,200
Progressive Corp.                                     29,000      2,865,490
Transatlantic Holdings, Inc. (a)                      91,237      5,092,849
                                                               ------------
                                                                 26,799,673

MANUFACTURING - 4.69%
Tyco International, Ltd.                             228,400      6,669,280

TOBACCO - 2.84%
Altria Group, Inc.                                    62,500      4,041,250

TRAVEL SERVICES - 11.48%
American Express Company                             306,700     16,325,641
                                                ------------   ------------
TOTAL COMMON STOCKS (Cost $112,940,385)                        $137,046,602
                                                               ------------

SHORT TERM INVESTMENTS - 14.40%
Rabobank USA Financial Corp.
  3.35% due 07/01/2005                          $  5,079,000   $  5,079,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FINANCIAL SERVICES TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------    -------------
SHORT TERM INVESTMENTS (CONTINUED)
State Street Navigator Securities
  Lending Prime Portfolio (c)                      $  15,406,922    $  15,406,922
                                                   -------------    -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $20,485,922)                                                  $  20,485,922
                                                                    -------------
TOTAL INVESTMENTS (FINANCIAL SERVICES TRUST)
  (COST $133,426,307) - 110.77%                                     $ 157,532,524
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.77)%                      (15,317,296)
                                                                    -------------
TOTAL NET ASSETS - 100.00%                                          $ 142,215,228
                                                                    =============

INTERNATIONAL OPPORTUNITIES TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT         VALUE
                                              -----------   -----------
COMMON STOCKS - 93.70%

AUSTRIA - 1.92%
Erste Bank AG                                    130,957    $ 6,554,592

BAHAMAS - 1.41%
Kerzner International, Ltd. *                     84,417      4,807,548

BRAZIL - 1.12%
Petroleo Brasileiro SA, ADR *                     73,084      3,809,869

CANADA - 5.77%
Canadian National Railway Company *              120,839      6,966,368
Precision Drilling Corp. *                        84,408      3,325,498
Shoppers Drug Mart Corp.                         152,693      5,294,487
Talisman Energy, Inc.                            109,998      4,119,204
                                                            -----------
                                                             19,705,557

CHINA - 1.30%
CNOOC, Ltd., Sponsored ADR                        74,631      4,427,111

FRANCE - 12.98%
JC Decaux SA *                                   196,075      4,969,785
Renault Regie Nationale SA                        39,346      3,470,240
Sanofi Aventis SA                                122,757     10,084,339
Thomson SA                                       340,381      8,153,835
Total SA                                          14,335      3,369,783
Vinci SA                                         171,351     14,262,855
                                                            -----------
                                                             44,310,837

GERMANY - 1.97%
Fresenius AG                                      58,736      6,733,099

HONG KONG - 2.91%
Hang Lung Properties, Ltd.                     2,319,000      3,416,371
Shangri-La Asia, Ltd.                          4,234,000      6,537,187
                                                            -----------
                                                              9,953,558

INDIA - 2.22%
ICICI Bank, Ltd., ADR                            152,623      3,334,813
Reliance Industries, Ltd., GDR                   145,967      4,249,099
                                                            -----------
                                                              7,583,912

IRELAND - 1.55%
Anglo Irish Bank Corp. PLC                       426,108      5,284,148

ITALY - 1.48%
Banca Intesa SpA                               1,103,500      5,053,236

JAPAN - 15.68%
Astellas Pharmaceuticals, Inc.                   219,100      7,487,053
Canon, Inc.                                       62,300      3,280,426
Fanuc, Ltd.                                       53,500      3,400,730
Keyence Corp.                                     14,300      3,205,283
LeoPalace21 Corp.                                 88,309      1,467,437
Mitsubishi Tokyo Financial Group, Inc.               795      6,745,064
Murata Manufacturing Company, Ltd.                96,900      4,936,300
Sumitomo Mitsui Financial Group, Inc.                995      6,728,428
Sumitomo Realty & Development Company, Ltd.      405,000      4,542,602
Trend Micro, Inc.                                 99,000      3,525,832
Yamada Denki Company, Ltd.                       142,700      8,208,692
                                                            -----------
                                                             53,527,847

MEXICO - 5.65%
America Movil S.A. de C.V., Series L, ADR        111,336      6,636,739
Cemex SA, ADR                                    138,578      5,878,479
Grupo Televisa SA, ADR                           109,194      6,779,855
                                                            -----------
                                                             19,295,073

SINGAPORE - 1.70%
CapitaLand, Ltd.                               4,124,000      5,817,919

SOUTH AFRICA - 1.09%
Sasol, Ltd.                                      137,124      3,712,186

SOUTH KOREA - 3.41%
Hyundai Motor Company, ADR                       115,965      3,281,809
Samsung Electronics Company, Ltd., GDR            15,215      3,640,189
SK Telecom Company, Ltd., ADR                    231,092      4,714,277
                                                            -----------
                                                             11,636,275

SWEDEN - 3.72%
ForeningsSparbanken AB, Series A                 232,626      5,111,906
Telefonaktiebolaget LM Ericsson, SADR            237,397      7,584,834
                                                            -----------
                                                             12,696,740

SWITZERLAND - 12.52%
Lonza Group AG                                   155,718      8,613,232
Novartis AG, REG                                  69,923      3,327,979
Roche Holdings AG                                135,602     17,147,146
UBS AG                                           175,235     13,661,417
                                                            -----------
                                                             42,749,774

UNITED KINGDOM - 15.30%
ARM Holdings PLC                               2,143,988      4,352,918
British Energy Group PLC *                       561,788      4,099,084
Diageo PLC                                       572,932      8,453,233
EMI Group PLC                                  1,080,921      4,922,068
Enterprise Inns PLC                              919,311     13,745,117
InterContinental Hotels Group PLC *              639,911      8,082,032

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL OPPORTUNITIES TRUST (CONTINUED)

                                                                SHARES OR
                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------    -------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Reckitt Benckiser PLC                                               291,397    $   8,593,516
                                                                               -------------
                                                                                  52,247,968
                                                                               -------------
TOTAL COMMON STOCKS (Cost $318,164,547)                                        $ 319,907,249
                                                                               -------------
SHORT TERM INVESTMENTS - 4.77%
State Street Euro Dollar Time Deposit
   1.40% due 07/01/2005 (c)                                    $ 16,299,000    $  16,299,000
                                                                               -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $16,299,000)                                                             $  16,299,000
                                                                               -------------
TOTAL INVESTMENTS (INTERNATIONAL OPPORTUNITIES TRUST)
   (COST $334,463,547) - 98.47%                                                $ 336,206,249
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.53%                                      5,219,111
                                                                               -------------
TOTAL NET ASSETS - 100.00%                                                     $ 341,425,360
                                                                               =============

The Trust had the following five top industry concentrations as of June 30, 2005 (as a percentage of total net assets):

Banking                                                          15.37%
Pharmaceuticals                                                  10.17%
Hotels & Restaurants                                              9.72%
Electronics                                                       4.90%
International Oil                                                 4.71%

INTERNATIONAL STOCK TRUST

                                                                SHARES OR
                                                                PRINCIPAL
                                                                 AMOUNT            VALUE
                                                                ---------      -------------
COMMON STOCKS - 97.58%

AUSTRALIA - 2.35%
Macquarie Bank, Ltd.                                              375,210      $  17,075,277

AUSTRIA - 2.13%
Wienerberger Baustoffindustrie AG (a)                             333,200         15,467,787

DENMARK - 0.95%
A P Moller - Maersk AS                                                725          6,920,511

FINLAND - 5.07%
Fortum Corp. Oyj                                                1,002,100         16,064,171
Neste Oil Oyj *                                                   585,969         15,171,196
Nokia AB - Oyj                                                    333,600          5,589,941
                                                                               -------------
                                                                                  36,825,308

FRANCE - 12.99%
Christian Dior SA (a)                                             157,965         12,250,401
European Aeronautic Defence &
    Space Company (a)                                             357,381         11,393,141
Schneider Electric SA (a)                                         198,430         14,968,393
Total SA (a)                                                      101,433         23,844,239
Vinci SA (a)                                                      209,420         17,431,630
Vivendi Universal SA (a)                                          455,800         14,370,773
                                                                               -------------
                                                                                  94,258,577

GERMANY - 10.38%
Adidas-Salomon AG (a)                                              62,850         10,532,169
Allianz AG (a)                                                    109,800         12,615,956
BASF AG                                                           206,925         13,769,147
E.ON AG (a)                                                       190,720         17,001,109
Hypo Real Estate Holding AG                                       230,300          8,774,007
Metro AG (a)                                                      255,360         12,669,925
                                                                               -------------
                                                                                  75,362,313

GREECE - 1.60%
Alpha Bank SA                                                     436,500         11,607,624

HONG KONG - 1.94%
Esprit Holdings, Ltd.                                           1,944,195         14,070,877

INDIA - 1.41%
State Bank of India                                               256,896         10,260,426

IRELAND - 5.25%
Allied Irish Banks PLC - Dublin                                   540,338         11,570,981
Allied Irish Banks PLC - London                                   149,532          3,214,793
Anglo Irish Bank Corp. PLC                                        608,200          7,542,263
CRH PLC - Dublin                                                  136,640          3,628,639
CRH PLC - London                                                  460,207         12,115,560
                                                                               -------------
                                                                                  38,072,236

ITALY - 4.29%
Banca Intesa SpA (a)                                            2,922,250         13,381,803
Eni SpA (a)                                                       688,865         17,760,246
                                                                               -------------
                                                                                  31,142,049

JAPAN - 15.35%
Canon, Inc. (a)                                                   302,330         15,919,279
Credit Saison Company, Ltd. (a)                                   396,240         13,182,992
Daito Trust Construction Company, Ltd. (a)                        335,390         12,549,531
Kirin Brewery Company, Ltd. (a)                                 1,266,180         12,261,089
Mitsubishi Corp. (a)                                            1,088,320         14,797,462
Mizuho Financial Group, Inc.                                        1,457          6,594,662
SMC Corp.                                                          99,930         10,902,110
Toyota Motor Corp.                                                380,320         13,613,474
Trend Micro, Inc. (a)                                             325,000         11,574,700
                                                                               -------------
                                                                                 111,395,299

NETHERLANDS - 4.24%
ING Groep NV                                                      706,082         19,963,893
TNT Post Group NV                                                 427,515         10,835,945
                                                                               -------------
                                                                                  30,799,838

SOUTH KOREA - 3.55%
Posco-Sponsored ADR                                               152,310          6,697,071
Samsung Electronics Company, Ltd., GDR                             28,680          6,861,690
Samsung Electronics Company, Ltd.- London, GDR                     50,950         12,189,787
                                                                               -------------
                                                                                  25,748,548

SPAIN - 4.70%
Indra Sistemas SA (a)                                             765,570         15,162,297

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                    -------------    -------------
COMMON STOCKS (CONTINUED)

SPAIN (CONTINUED)
Telefonica SA (a)                                       1,154,614    $  18,914,152
                                                                     -------------
                                                                        34,076,449

SWEDEN - 0.78%
Investor AB *                                             416,487        5,656,761

SWITZERLAND - 6.89%
Nestle SA                                                  51,920       13,276,495
Roche Holdings AG                                         184,290       23,303,842
UBS AG (a)                                                172,310       13,433,383
                                                                     -------------
                                                                        50,013,720

UNITED KINGDOM - 13.71%
AstraZeneca Group PLC                                     301,835       12,505,166
BHP Billiton PLC                                          837,310       10,687,748
Capita Group PLC                                        1,394,356        9,199,017
GlaxoSmithKline PLC                                       848,600       20,553,146
GUS PLC                                                   652,400       10,298,246
Reckitt Benckiser PLC                                     271,700        8,012,637
Royal Bank of Scotland Group PLC                          536,068       16,203,073
Vodafone Group PLC                                      4,928,294       12,015,876
                                                                     -------------
                                                                        99,474,909
                                                                     -------------
TOTAL COMMON STOCKS (Cost $607,844,514)                              $ 708,228,509
                                                                     -------------
PREFERRED STOCKS - 1.46%

GERMANY - 1.46%
Fresenius Medical Care AG, Non Voting (a)                 152,349       10,616,796
                                                                     -------------
TOTAL PREFERRED STOCKS (Cost $9,846,777)                             $  10,616,796
                                                                     -------------

SHORT TERM INVESTMENTS - 20.66%
State Street Navigator Securities
    Lending Prime Portfolio (c)                     $ 149,966,289    $ 149,966,289
                                                    -------------    -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $149,966,289)                                                  $ 149,966,289
                                                                     -------------

REPURCHASE AGREEMENTS - 0.93%
Repurchase Agreement with State Street
    Corp. dated 06/30/2005 at 1.40% to
    be repurchased at $6,720,261 on
    07/01/2005, collateralized by
    $4,750,000 U.S. Treasury Bonds,
    8.125% due 08/15/2019 (valued at
    $6,861,465, including interest) (c)             $   6,720,000    $   6,720,000
                                                    -------------    -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $6,720,000)                                                    $   6,720,000
                                                                     -------------
TOTAL INVESTMENTS (INTERNATIONAL STOCK TRUST)
    (COST $774,377,580) - 120.63%                                    $ 875,531,594
LIABILITIES IN EXCESS OF OTHER ASSETS - (20.63)%                      (149,704,912)
                                                                     -------------
TOTAL NET ASSETS - 100.00%                                           $ 725,826,682
                                                                     =============

The Trust had the following five top industry concentrations as of June 30, 2005
(as a percentage of total net assets):

Banking                                                                14.37%
Petroleum Services                                                      7.59%
Pharmaceuticals                                                         6.04%
Building Materials & Construction                                       4.53%
Insurance                                                               4.49%

INTERNATIONAL SMALL CAP TRUST

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT        VALUE
                                                  ----------   -----------
COMMON STOCKS - 89.33%

AUSTRALIA - 4.87%
APN News & Media, Ltd. (a)                           691,754   $ 2,708,135
Billabong International, Ltd. (a)                    469,963     4,878,822
Downer EDI Ltd.                                    1,756,658     7,131,319
Iluka Resources, Ltd. (a)                          1,283,074     7,358,717
John Fairfax Holdings, Ltd.                          863,300     2,827,390
PaperlinkX, Ltd.                                   1,187,800     2,723,110
                                                               -----------
                                                                27,627,493

BELGIUM - 0.84%
Barco NV (a)                                          66,535     4,745,318

BERMUDA - 2.00%
Axis Capital Holdings, Ltd.                           62,600     1,771,580
Moulin International Holding (a)                  13,872,000             0
Ngai Lik Industrial Holding, Ltd. (a)             23,576,558     4,671,539
People's Food Holdings, Ltd.                       9,442,000     4,869,174
                                                               -----------
                                                                11,312,293

BRAZIL - 0.43%
Lojas Renner SA *                                    155,000     2,430,600

CANADA - 10.62%
CAE, Inc.                                          2,167,800    11,619,847
Domtar, Inc.                                         483,300     3,572,406
GSI Lumonics, Inc. *                                 646,300     6,048,022
Laurentian Bank of Canada                            267,300     5,901,230
Legacy Hotels Real Estate Investment, REIT         1,211,850     7,227,400
Linamar Corp.                                        281,275     3,545,483
MDS, Inc.                                            303,600     4,560,069
North West Company                                   415,825    11,280,233
Quebecor World, Inc.                                 246,850     4,833,483
Transcontinental, Inc., Class A                       56,200     1,180,672
Transcontinental, Inc., Class B                       21,800       459,228
                                                               -----------
                                                                60,228,073

CHINA - 0.69%
China Pharmaceutical Group, Ltd. *                19,250,000     3,938,099

DENMARK - 2.57%
Vestas Wind Systems AS (a)                           878,799    14,587,326

FINLAND - 4.72%
Amer Group Oyj                                       357,300     6,786,785
Huhtamaki Oyj (a)                                    288,400     4,870,932
KCI Konecranes Oyj (a)                                50,500     2,153,683

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL CAP TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT              VALUE
                                                       ----------        -----------
COMMON STOCKS (CONTINUED)

FINLAND (CONTINUED)
Metso Oyj (a)                                             296,400        $ 6,461,962
Orion Oyj, Series B (a)                                   337,220          6,503,289
                                                                         -----------
                                                                          26,776,651

GERMANY - 2.18%
Jenoptik AG * (a)                                         768,457          7,679,466
Vossloh AG                                                100,100          4,686,800
                                                                         -----------
                                                                          12,366,266

HONG KONG - 8.86%
Asia Satellite Telecom Holdings                           932,000          1,630,849
China Oilfield Services Ltd., H shares (a)             15,444,000          5,663,221
China Resource Power Holdings                           9,104,000          5,066,140
Dah Sing Financial Group (a)                              463,200          3,099,065
Fountain Set Holdings, Ltd. (a)                         7,876,000          4,053,447
Giordano International, Ltd. (a)                        6,512,000          4,440,676
Hang Lung Group, Ltd.                                     787,000          1,387,248
Hopewell Holdings, Ltd.                                 1,491,000          3,836,776
Hung Hing Printing                                      1,638,000          1,190,752
Lerado Group Holdings                                  17,418,000          1,837,684
TCL Communication Technology Holdings,
    Ltd. * (a)                                         23,641,600          1,368,826
TCL International Holdings, Ltd. (a)                   23,006,000          4,321,682
Techtronic Industries Company, Ltd. (a)                 1,176,000          2,965,666
Texwinca Holdings, Ltd. (a)                             4,470,000          3,709,591
Travelsky Technology Ltd.                               2,724,000          2,313,182
Weiqiao Textile Company, Ltd. (a)                       2,355,500          3,318,609
                                                                         -----------
                                                                          50,203,414

INDIA - 0.37%
Satyam Computer Services, Ltd., ADR                        80,500          2,093,000

INDONESIA - 0.40%
PT Indonesian Satellite Corp.                           4,002,500          2,255,507

ISRAEL - 1.24%
Orbotech, Ltd. *                                          327,910          7,046,786

JAPAN - 4.50%
Japan Airport Terminal Company, Ltd.                      398,000          3,688,973
Meitec Corp. (a)                                          261,700          8,046,136
Sohgo Security Services Company, Ltd. (a)                 726,500          9,629,024
Tokyo Individualized Educational Institute,
    Inc.                                                  660,180          4,172,628
                                                                         -----------
                                                                          25,536,761

LUXEMBOURG - 0.61%
Thiel Logistik AG * (a)                                   932,397          3,440,583

MEXICO - 0.00%
Grupo Continential SA                                       7,819             13,014

NETHERLANDS - 9.90%
Aalberts Industries NV                                    159,036          7,292,326
Arcadis NV (a)                                             20,150            475,380
Draka Holdings * (a)                                      581,243          7,454,096
IHC Caland NV                                              87,775          6,021,231
Imtech NV                                                 273,831          9,604,223
Oce-Van Der Grinten NV (a)                                287,300          4,233,644
OPG Groep NV                                              165,384         11,555,184
Pyaterochka Holding NV, GDR-USD *                         229,091          3,298,910
Pyaterochka Holding NV-GBP *                               19,600            282,240
Vedior NV                                                 417,430          5,888,621
                                                                         -----------
                                                                          56,105,855

NORWAY - 1.49%
Prosafe ASA (a)                                           280,700          8,433,618

SINGAPORE - 1.81%
Huan Hsin Holdings Ltd.                                 3,056,000          1,521,615
Osim International                                      6,606,400          4,190,064
Want Want Holdings                                      3,601,000          4,573,270
                                                                         -----------
                                                                          10,284,949

SOUTH KOREA - 6.28%
Daeduck Electronics Company, Ltd.                         528,750          4,118,469
Daegu Bank                                                901,580          7,729,075
Halla Climate Control                                   1,018,600          8,850,535
Hansol Paper Company                                      589,500          6,074,673
Pusan Bank                                                994,890          8,856,302
                                                                         -----------
                                                                          35,629,054

SPAIN - 3.07%
Sol Melia SA * (a)                                        874,580         10,136,696
Transportes Azkar (a)                                     872,988          7,245,424
                                                                         -----------
                                                                          17,382,120

SWEDEN - 2.15%
D. Carnegie & Company AB (a)                              750,280          8,892,535
Obsever AB (a)                                            776,990          3,305,324
                                                                         -----------
                                                                          12,197,859

SWITZERLAND - 2.56%
Gurit Heberlein                                             5,848          4,139,693
Kuoni Reisen Holding AG, Series B *                         6,710          2,722,815
SIG Holding AG, REG                                        20,750          4,695,320
Vontobel Holdings AG                                      131,725          2,942,170
                                                                         -----------
                                                                          14,499,998

TAIWAN - 6.43%
Acbel Polytech, Inc.                                    9,491,000          8,142,855
D-Link Corp.                                            9,527,000         11,229,487
Fu Sheng Industrial Company Ltd.                        5,702,400          6,811,525
Giant Manufacturing Company, Ltd.                       1,265,000          2,042,708
KYE System Corp.                                        4,630,000          3,423,669
Taiwan Fu Hsing                                         4,252,000          4,783,416
                                                                         -----------
                                                                          36,433,660

THAILAND - 2.38%
BEC World PCL                                           6,238,200          1,750,438
Glow Energy PCL                                         9,425,600          5,175,644
Krung Thai Bank PLC                                    10,153,600          2,284,192

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL CAP TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT               VALUE
                                                     -------------       -------------
COMMON STOCKS (CONTINUED)

THAILAND (CONTINUED)
Total Access Communication PCL * (a)                     1,334,000       $   4,268,800
                                                                         -------------
                                                                            13,479,074

UNITED KINGDOM - 7.50%
Avis Europe PLC *                                        4,265,185           4,740,777
Bodycote International                                   2,229,875           6,865,896
DS Smith PLC                                             2,498,000           6,538,306
Game Group PLC                                           2,906,600           4,246,810
Homeserve PLC                                              275,440           4,913,263
Inmarsat PLC *                                             182,400           1,105,252
John Wood Group PLC                                      2,950,730           9,111,893
Yule Catto & Company PLC                                 1,110,210           4,975,825
                                                                         -------------
                                                                            42,498,022

UNITED STATES - 0.86%
Steiner Leisure, Ltd. *                                    131,100           4,859,877
                                                     -------------       -------------
TOTAL COMMON STOCKS (Cost $419,910,776)                                  $ 506,405,270
                                                                         -------------
PREFERRED STOCKS - 0.76%

GERMANY - 0.76%
Hugo Boss AG (a)                                           131,200           4,312,756
                                                     -------------       -------------
TOTAL PREFERRED STOCKS (Cost $1,869,866)                                 $   4,312,756
                                                                         -------------
SHORT TERM INVESTMENTS - 14.96%
State Street Navigator Securities
    Lending Prime Portfolio (c)                      $  84,785,601       $  84,785,601
                                                     -------------       -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $84,785,601)                                                       $  84,785,601
                                                                         -------------
REPURCHASE AGREEMENTS - 9.17%
Repurchase Agreement with State Street
    Corp. dated 06/30/2005 at 1.40% to
    be repurchased at $52,008,022 on
    07/01/2005, collateralized by
    $51,130,000 U.S. Treasury Notes,
    4.25% due 08/15/2014 (valued at
    $53,047,375, including interest) (c)             $  52,006,000       $  52,006,000
                                                     -------------       -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $52,006,000)                                                       $  52,006,000
                                                                         -------------
TOTAL INVESTMENTS (INTERNATIONAL SMALL CAP TRUST)
    (COST $558,572,243) - 114.22%                                        $ 647,509,627
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.22)%                           (80,611,734)
                                                                         -------------
TOTAL NET ASSETS - 100.00%                                               $ 566,897,893
                                                                         =============

The Trust had the following five top industry concentrations as of June 30, 2005 (as a percentage of total net assets):

Computers & Business Equipment                                           6.46%
Electrical Equipment                                                     5.54%
Business Services                                                        5.03%
Banking                                                                  4.37%
International Oil                                                        4.16%

OVERSEAS EQUITY TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT                 VALUE
                                                     ---------             ---------
COMMON STOCKS - 98.01%

AUSTRALIA - 3.24%
Amcor, Ltd.                                           104,100              $ 531,228
Australia and New Zealand Bank Group, Ltd.             20,177                334,250
BHP Billiton, Ltd.                                     31,667                437,763
Brambles Industries, Ltd. (a)                          87,746                546,015
Foster's Group, Ltd.                                  105,000                425,458
NRMA Insurance Group, Ltd. (a)                        152,100                696,240
Promina Group *                                       186,600                669,404
QBE Insurance Group, Ltd.                              82,032              1,001,549
Rinker Group, Ltd.                                    104,274              1,111,884
Wesfarmers, Ltd. *                                     18,300                557,667
Woolworths, Ltd.                                       58,672                737,791
                                                                           ---------
                                                                           7,049,249

AUSTRIA - 0.49%
Raiffeisen International Bank Holding AG *              3,500                223,623
Telekom Austria AG (a)                                 19,540                379,902
Wienerberger Baustoffindustrie AG                      10,000                464,219
                                                                           ---------
                                                                           1,067,744

BELGIUM - 0.24%
UCB SA (a)                                             10,900                530,000

CANADA - 3.64%
Abitibi Consolidated, Inc. (a)                         58,400                260,148
Alcan Aluminum, Ltd. USD (a)                           43,702              1,311,381
Cameco Corp.                                           11,400                508,289
Inco, Ltd.                                             33,600              1,268,400
Methanex Corp.                                         23,800                389,903
Noranda, Inc.                                          15,379                263,740
Potash Corp. of Saskatchewan, Inc. * (a)               18,700              1,784,258
Telus Corp.                                            17,600                600,069
Telus Corp.-CAD                                        19,000                667,488
The Thomson Corp.                                      11,500                386,515
Toronto Dominion Bank Ontario (a)                      10,700                476,991
                                                                           ---------
                                                                           7,917,182

DENMARK - 0.91%
Novo Nordisk AS                                        17,680                899,793
TDC AS                                                 25,400              1,088,580
                                                                           ---------
                                                                           1,988,373

FINLAND - 0.18%
Stora Enso Oyj, R Shares                               29,800                381,446

FRANCE - 10.28%
Accor SA (a)                                           25,600              1,200,790
AXA Group                                              16,200                405,123
BNP Paribas SA (a)                                     63,502              4,356,140
Bouygues SA (a)                                        65,000              2,694,214
Compagnie Generale des Etablissements
    Michelin, Class B (a)                               8,400                511,694
Essilor International SA (a)                            7,000                478,496
Groupe Danone SA (a)                                   10,900                958,721
Lafarge SA (a)                                          5,700                519,625

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS EQUITY TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT        VALUE
                                                    ---------    ------------
COMMON STOCKS (CONTINUED)

FRANCE (CONTINUED)
L'Air Liquide SA (a)                                   4,750     $    809,722
L'Oreal SA (a)                                        13,664          981,138
Sanofi Aventis SA (a)                                 69,442        5,704,576
Schneider Electric SA (a)                             24,865        1,875,670
Societe Generale (a)                                   9,222          938,881
Total SA                                               1,900          446,640
Vivendi Universal SA (a)                              15,013          473,340
                                                                 ------------
                                                                   22,354,770

GERMANY - 6.66%
Allianz AG (a)                                        14,328        1,646,279
Bayer AG                                              28,100          937,971
Bayerische Hypo-Und Vereinsbank AG * (a)              33,398          869,145
Bayerische Motoren Werke (BMW) AG (a)                 10,800          492,994
DaimlerChrysler AG                                    17,100          694,717
Deutsche Bank AG (a)                                  11,981          937,985
Deutsche Boerse AG                                     5,849          458,127
Deutsche Post AG                                      16,300          381,001
E.ON AG                                               22,645        2,018,614
Infineon Technologies AG * (a)                        63,000          588,423
SAP AG, SADR                                           4,600          199,180
SAP AG (a)                                            12,180        2,122,127
Siemens AG                                            28,852        2,106,263
Volkswagen AG (a)                                     22,600        1,034,097
                                                                 ------------
                                                                   14,486,923

HONG KONG - 2.00%
Bank of East Asia, Ltd.                              153,800          454,149
Esprit Holdings, Ltd.                                115,900          838,812
Hang Lung Group, Ltd.                                182,000          320,812
Hang Lung Properties, Ltd.                           179,000          263,704
Li & Fung, Ltd.                                      640,000        1,329,877
PCCW, Ltd.                                           676,000          424,014
Sun Hung Kai Properties, Ltd.                         31,000          306,125
Swire Pacific, Ltd., Class A                          47,500          420,170
                                                                 ------------
                                                                    4,357,663

INDIA - 0.00%
Indiainfo.com Private, Ltd. *                         10,639                0

IRELAND - 0.46%
CRH PLC - London                                      38,200        1,005,666

ITALY - 0.41%
Eni SpA (a)                                           34,572          891,332

JAPAN - 24.91%
Advantest Corp. (a)                                   16,500        1,218,420
AEON Company, Ltd.                                   107,200        1,634,435
Astellas Pharmaceuticals, Inc.                        23,600          806,456
Bridgestone Corp. (a)                                 16,000          307,997
Canon, Inc. (a)                                       17,100          900,406
Chubu Electric Power Company, Inc. (a)                18,800          450,888
Daito Trust Construction Company, Ltd. (a)            11,900          445,271
Daiwa House Industry Company, Ltd.                    47,000          538,608
East Japan Railway Company, Ltd.                         100          513,930
Fanuc, Ltd.                                           22,700        1,442,927
Furukawa Electric Company, Ltd. (a)                  113,000          438,103
Hirose Electric Company, Ltd.                          3,700          407,330
Hoya Corp. (a)                                         5,200          600,126
Japan Airlines System Corp.                          117,000          315,418
Kansai Electric Power Company, Ltd.                   49,000          985,213
Kao Corp.                                             19,000          447,976
Millea Holdings, Inc.                                    119        1,598,684
Mitsubishi Corp. (a)                                  82,400        1,120,361
Mitsubishi Estate Company, Ltd. (a)                  228,000        2,510,035
Mitsubishi Tokyo Financial Group, Inc.                   191        1,620,512
Mitsui & Company, Ltd.                                53,000          501,758
Mitsui Fudosan Company, Ltd. (a)                      29,000          325,534
Mitsui Sumitomo Insurance Company, Ltd.               52,100          469,280
Mizuho Financial Group, Inc.                             179          810,188
Murata Manufacturing Company, Ltd.                     6,600          336,219
Nidec Corp. (a)                                        4,800          508,088
Nikon Corp. (a)                                       34,000          385,033
Nintendo Company, Ltd.                                 4,800          502,029
Nippon Electric Glass Company, Ltd. *                 35,000          528,897
Nippon Telegraph & Telephone Corp.                       376        1,610,315
Nissan Motor Company, Ltd. (a)                       241,400        2,389,840
Nitto Denko Corp.                                      8,600          493,157
Omron Corp.                                           22,000          484,988
Orix Corp.                                            12,000        1,800,379
Ricoh Company, Ltd.                                   41,000          640,636
Rohm Company, Ltd.                                     9,500          916,509
SANKYO COMPANY, Ltd. (a)                              63,100        1,211,820
Sekisui House, Ltd. (a)                               55,000          555,901
Shimamura Company, Ltd. (a)                            4,000          337,571
Shin-Etsu Chemical Company, Ltd.                       6,700          254,323
SMC Corp. (a)                                         11,500        1,254,621
SOFTBANK Corp. (a)                                    35,000        1,372,735
Sompo Japan Insurance, Inc.                           83,000          838,157
Sumitomo Chemical Company, Ltd.                       10,000           45,983
Sumitomo Corp.                                       141,000        1,130,187
Sumitomo Mitsui Financial Group, Inc. (a)                662        4,476,603
Suzuki Motor Corp.                                    96,600        1,518,112
T&D Holdings, Inc.                                    10,000          470,652
Takeda Pharmaceutical Company, Ltd.                   25,200        1,249,662
TDK Corp.                                              5,900          402,164
Tokyo Electron, Ltd.                                  21,300        1,127,319
Tokyo Gas Company, Ltd. (a)                          200,000          748,354
Trend Micro, Inc. (a)                                  7,500          267,108
UFJ Holdings, Inc. *                                     570        2,970,517

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS EQUITY TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT            VALUE
                                                        ----------       -----------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
UNI Charm Corp.                                             8,500        $   341,809
Yahoo Japan Corp.                                             173            363,439
Yamada Denki Company, Ltd. (a)                             15,800            908,881
Yamato Transport Company, Ltd.                             96,000          1,332,973
                                                                         -----------
                                                                          54,184,837

LUXEMBOURG - 0.28%
SES Global SA *                                            40,900            606,165

MEXICO - 1.20%
America Movil S.A. de C.V., Series L, ADR                  43,600          2,598,996

NETHERLANDS - 6.58%
ABN AMRO Holdings NV (a)                                   92,584          2,279,459
Euronext NV (a)                                            14,300            484,251
Fortis                                                     10,200            282,967
Heineken Holding NV                                         4,325            120,873
Heineken NV (a)                                            82,900          2,561,573
ING Groep NV                                               62,872          1,777,655
Koninklijke (Royal) KPN NV                                383,700          3,221,682
Reed Elsevier NV                                           16,900            235,543
Royal Dutch Petroleum Company NV                           39,120          2,555,783
VNU NV (a)                                                 28,297            789,804
                                                                         -----------
                                                                          14,309,590

NORWAY - 0.54%
Den Norske Bank ASA (a)                                    77,200            805,618
Norske Skogindustrier ASA (a)                              22,500            370,688
                                                                         -----------
                                                                           1,176,306

PORTUGAL - 0.13%
Portugal Telecom, SGPS, SA                                 28,500            270,329

RUSSIA - 0.01%
Yukos Corp., ADR * (a)                                      5,000             11,400

SINGAPORE - 0.92%
Singapore Telecommunications, Ltd. *                      884,790          1,452,754
United Overseas Bank, Ltd.                                 63,072            530,881
United Overseas Land, Ltd.                                  6,307              8,524
                                                                         -----------
                                                                           1,992,159

SOUTH AFRICA - 0.74%
Anglo American PLC                                         12,300            288,781
Sasol, Ltd.                                                48,400          1,310,273
                                                                         -----------
                                                                           1,599,054

SOUTH KOREA - 1.36%
Samsung Electronics Company, Ltd., GDR                      2,250            538,313
Samsung Electronics Company                                 5,070          2,423,396
                                                                         -----------
                                                                           2,961,709

SPAIN - 4.90%
Altadis SA, Series A (a)                                   12,600            528,513
Banco Bilbao Vizcaya Argentaria SA                        138,500          2,138,119
Banco Santander Central, Hispano SA (a)                   144,600          1,677,715
Iberdrola SA (a)                                           27,200            718,051
Industria de Diseno Textil SA (a)                          19,300            496,890
Repsol SA (a)                                              89,500          2,291,237
Telefonica SA (a)                                         171,872          2,815,498
                                                                         -----------
                                                                          10,666,023

SWEDEN - 1.98%
AstraZeneca PLC                                            18,400            765,056
Atlas Copco AB, Series A *                                 38,700            614,884
Ericsson LM, Series B (a)                                 449,000          1,444,044
Sandvik AB                                                 11,000            409,449
Svenska Cellulosa AB, Series B (a)                          9,700            310,722
Telefonaktiebolaget LM Ericsson, SADR (a)                  23,600            754,020
                                                                         -----------
                                                                           4,298,175

SWITZERLAND - 8.94%
Adecco SA (a)                                               6,771            308,276
Compagnie Financiere Richemont AG, Series A                66,384          2,230,569
Credit Suisse Group AG (a)                                 32,842          1,294,272
Givaudan AG                                                   710            412,649
Holcim, Ltd.                                               45,094          2,742,131
Nestle SA (a)                                               9,528          2,436,411
Novartis AG, REG                                          102,928          4,898,850
Roche Holdings AG                                          12,944          1,636,795
Swiss Reinsurance Company AG                               27,899          1,713,917
Swisscom AG (a)                                             2,179            710,082
Synthes AG                                                  4,891            536,496
UBS AG                                                      6,764            527,325
                                                                         -----------
                                                                          19,447,773

TAIWAN - 0.65%
Taiwan Semiconductor
     Manufacturing Company, Ltd., SADR                    155,539          1,418,517

UNITED KINGDOM - 15.58%
Anglo American PLC                                         12,900            302,726
ARM Holdings PLC                                          239,600            486,458
AstraZeneca Group PLC                                      53,658          2,223,076
AstraZeneca PLC, SADR                                       5,000            206,300
Bradford & Bingley PLC                                     76,000            446,216
Diageo PLC                                                 29,637            437,274
Hanson PLC                                                 38,500            370,297
HBOS PLC                                                  175,700          2,710,457
HSBC Holdings PLC                                          65,000          1,037,106
Johnston Press PLC                                         30,600            263,731
Lloyds TSB Group PLC                                       92,400            783,525
Northern Rock                                              29,000            413,319
Pearson PLC                                               128,600          1,515,852
Reckitt Benckiser PLC                                      19,400            572,121
Reed Elsevier PLC                                         183,661          1,759,886
Rolls-Royce Group PLC *                                    72,400            372,837
Royal Bank of Scotland Group PLC                          120,902          3,654,357
Scottish & Southern Energy PLC                             32,000            581,138

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS EQUITY TRUST (CONTINUED)

                                                                                       SHARES OR
                                                                                       PRINCIPAL
                                                                                        AMOUNT              VALUE
                                                                                     ------------       -------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Shell Transport & Trading Company PLC                                                     400,111       $   3,893,142
Standard Chartered PLC                                                                     69,900           1,278,195
Tesco PLC                                                                                  76,800             438,865
Unilever PLC                                                                              260,248           2,512,425
Vodafone Group PLC                                                                      2,630,082           6,412,511
Wolseley PLC                                                                               34,600             728,223
Xstrata PLC                                                                                25,000             482,698
                                                                                                        -------------
                                                                                                           33,882,735

UNITED STATES - 0.78%
HON HAI Precision Industry                                                                 62,048             642,197
Infosys Technologies, Ltd ADR (a)                                                           1,800             139,446
News Corp. (a)                                                                             35,498             576,971
Telefonica SA                                                                               6,994             342,006
                                                                                                        -------------
                                                                                                            1,700,620
                                                                                                        -------------
TOTAL COMMON STOCKS (Cost $194,017,189)                                                                 $ 213,154,736
                                                                                                        -------------
CONVERTIBLE BONDS - 0.25%

SWITZERLAND - 0.25%
Credit Suisse Group Finance Guernsey, Ltd.
    6.00% due 12/23/2005                                CHF                               507,000             542,889
                                                                                     ------------       -------------
TOTAL CONVERTIBLE BONDS (Cost $529,116)                                                                 $     542,889
                                                                                                        -------------
SHORT TERM INVESTMENTS - 24.46%
State Street Navigator Securities
    Lending Prime Portfolio                                                          $ 53,201,037       $  53,201,037
                                                                                     ------------       -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $53,201,037)                                                                                      $  53,201,037
                                                                                                        -------------
REPURCHASE AGREEMENTS - 1.63%
Repurchase Agreement with State Street
    Corp. dated 06/30/2005 at 2.70% to
    be repurchased at $3,548,266 on
    7/1/2005, collateralized by
    $2,635,000 U.S. Treasury Bonds,
    7.125% due 02/15/2023 (valued at
    $3,619,030, including interest)                                                  $  3,548,000       $   3,548,000
                                                                                     ------------       -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $3,548,000)                                                                                       $   3,548,000
                                                                                                        -------------
TOTAL INVESTMENTS (OVERSEAS EQUITY TRUST)
    (COST $251,295,342) - 124.35%                                                                       $ 270,446,662
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.35)%                                                          (52,960,327)
                                                                                                        -------------
TOTAL NET ASSETS - 100.00%                                                                              $ 217,486,335
                                                                                                        =============

The Trust had the following five top industry concentrations as of June 30, 2005 (as a percentage of total net assets):

Banking                                                                                                     14.73%
Telecommunications Equipment & Services                                                                      8.77%
Pharmaceuticals                                                                                              5.74%
Insurance                                                                                                    5.19%
Financial Services                                                                                           4.16%

INTERNATIONAL VALUE TRUST

                                                                                          SHARES OR
                                                                                          PRINCIPAL
                                                                                            AMOUNT        VALUE
                                                                                          ---------    ------------
COMMON STOCKS - 92.35%

AUSTRALIA - 3.53%
Iluka Resources, Ltd. (a)                                                                 2,661,777    $ 15,265,889
National Australia Bank, Ltd. (a)                                                           889,977      20,850,696
Qantas Airways, Ltd., ADR                                                                 6,477,400      16,625,935
                                                                                                       ------------
                                                                                                         52,742,520

BERMUDA - 0.71%
ACE, Ltd.                                                                                   230,000      10,315,500
People's Food Holdings, Ltd. (a)                                                            414,000         213,497
                                                                                                       ------------
                                                                                                         10,528,997

BRAZIL - 0.37%
Empresa Brasileira de Aeronautica SA, ADR (a)                                               164,900       5,453,243

CANADA - 2.57%
Alcan Aluminum, Ltd. CAD (a)                                                                 55,200       1,656,405
Alcan Aluminum, Ltd. USD                                                                      5,300         159,000
Barrick Gold Corp. (a)                                                                      641,500      16,015,257
BCE, Inc. (a)                                                                               227,000       5,370,809
Domtar, Inc. (a)                                                                          2,060,300      15,229,108
                                                                                                       ------------
                                                                                                         38,430,579

CAYMAN ISLANDS - 0.75%
XL Capital, Ltd., Class A                                                                   150,200      11,177,884

DENMARK - 2.11%
Vestas Wind Systems AS (a)                                                                1,900,810      31,551,851

FINLAND - 2.74%
Metso Oyj (a)                                                                               106,500       2,321,859
Stora Enso Oyj, R Shares                                                                  1,284,790      16,445,581
UPM-Kymmene Oyj                                                                           1,155,380      22,183,658
                                                                                                       ------------
                                                                                                         40,951,098

FRANCE - 5.21%
AXA Group (a)                                                                               671,617      16,795,524
Sanofi Aventis SA (a)                                                                       172,296      14,153,908
Sanofi-Synthelabo SA (a)                                                                    132,600       5,435,274
Suez SA (a)                                                                                 292,200       7,929,410
Total SA (a)                                                                                118,172      27,779,139
Vivendi Universal, ADR (a)                                                                  180,000       5,639,400
                                                                                                       ------------
                                                                                                         77,732,655

GERMANY - 5.77%
BASF AG (a)                                                                                  76,434       5,086,051
Bayer AG (a)                                                                                269,540       8,997,178
Bayerische Motoren Werke (BMW) AG                                                           162,100       7,399,480

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE TRUST (CONTINUED)

                                                          SHARES OR
                                                           PRINCIPAL
                                                            AMOUNT          VALUE
                                                          ----------    ------------
COMMON STOCKS (CONTINUED)

GERMANY (CONTINUED)
Deutsche Post AG                                           1,003,930    $ 23,466,156
E.ON AG (a)                                                  161,236      14,372,854
Infineon Technologies AG, ADR * (a)                          438,500       4,056,125
Muenchener Rueckversicherungs- Gesellschaft AG               107,740      11,486,371
SAP AG, SADR                                                  95,800       4,148,140
Siemens AG                                                    96,980       7,079,766
                                                                        ------------
                                                                          86,092,121

HONG KONG - 3.08%
Bank of East Asia, Ltd.                                    1,283,400       3,789,689
Cheung Kong Holdings, Ltd.                                 1,415,000      13,745,553
China Telecom Corp., Ltd.                                 41,772,000      14,914,444
Hutchison Whampoa, Ltd. (a)                                1,498,200      13,541,755
                                                                        ------------
                                                                          45,991,441

ISRAEL - 1.13%
Check Point Software Technologies, Ltd. *                    854,830      16,925,634

ITALY - 1.61%
Eni SpA (a)                                                  934,902      24,103,546

JAPAN - 9.08%
Canon, Inc. (a)                                               56,700       2,985,556
Hitachi, Ltd.                                              2,274,000      13,819,097
Honda Motor Company, Ltd.                                     67,900       3,348,778
KDDI Corp.                                                     3,665      16,951,988
Konica Minolta Holdings, Inc. (a)                          1,339,500      12,512,145
Mizuho Financial Group, Inc.                                   1,589       7,192,120
NEC Corp.                                                    492,000       2,661,618
Nintendo Company, Ltd.                                       106,100      11,096,926
Nippon Telegraph & Telephone Corp., ADR (a)                  502,886      10,796,962
Nomura Securities Company, Ltd.                            1,024,500      12,257,790
Ono Pharmaceutical Company, Ltd.                              29,000       1,375,349
Sony Corp.                                                   361,400      12,447,462
Sumitomo Mitsui Financial Group, Inc. (a)                      1,737      11,746,010
Takeda Pharmaceutical Company, Ltd.                          196,900       9,764,223
Toyota Motor Corp.                                           184,800       6,614,877
                                                                        ------------
                                                                         135,570,901

MEXICO - 0.93%
Telefonos de Mexico SA de CV, Class L, ADR (a)               732,400      13,835,036

NETHERLANDS - 6.67%
Aegon NV                                                     361,400       4,682,837
Akzo Nobel NV (a)                                            482,430      19,015,895
ING Groep NV (a)                                             771,188      21,804,713
Koninklijke (Royal) Philips Electronics NV                   620,908      15,700,191
Reed Elsevier NV                                           1,475,900      20,570,308
VNU NV (a)                                                   448,492      12,517,964
Wolters Kluwer NV                                            278,840       5,336,948
                                                                        ------------
                                                                          99,628,856

NORWAY - 2.06%
Norske Skogindustrier ASA (a)                                560,587       9,235,688
Telenor ASA (a)                                            2,698,700      21,560,056
                                                                        ------------
                                                                          30,795,744

PHILIPPINES - 0.13%
Philippine Long Distance
    Telephone Company, ADR * (a)                              64,800       1,882,440

PORTUGAL - 0.99%
Portugal Telecom, SGPS, SA                                 1,561,410      14,810,319

SINGAPORE - 1.57%
DBS Group Holdings, Ltd.                                     417,000       3,534,631
Venture Corp., Ltd. (a)                                    2,099,000      19,906,938
                                                                        ------------
                                                                          23,441,569

SOUTH AFRICA - 0.86%
Sappi, Ltd.                                                1,157,237      12,787,819

SOUTH KOREA - 5.38%
Kookmin Bank ADR (a)                                         330,310      15,055,530
KT Corp., Sponsored ADR (a)                                  579,500      12,459,250
Posco-Sponsored ADR (a)                                      168,980       7,430,050
Samsung Electronics Company                                   62,830      30,031,950
SK Telecom Company, Ltd., ADR (a)                            751,310      15,326,724
                                                                        ------------
                                                                          80,303,504

SPAIN - 2.90%
Banco Santander Central, Hispano SA (a)                      309,348       3,589,197
Gamesa Corporation Tecno SA                                  194,800       2,641,958
Iberdrola SA (a)                                             343,420       9,065,917
Repsol SA (a)                                                565,183      14,468,921
Telefonica SA (a)                                            828,427      13,570,764
                                                                        ------------
                                                                          43,336,757

SWEDEN - 2.15%
ForeningsSparbanken AB, Series A (a)                         244,150       5,365,143
Nordic Baltic Holding AB-EUR                                 874,320       7,880,578
Nordic Baltic Holding-DKK                                    373,998       3,384,831
Securitas AB, B Shares (a)                                   921,500      15,408,712
                                                                        ------------
                                                                          32,039,264

SWITZERLAND - 4.57%
Nestle SA                                                    101,599      25,979,942
Novartis AG, REG                                             207,029       9,853,528
Swiss Reinsurance Company AG (a)                             219,350      13,475,310
UBS AG (a)                                                   243,373      18,973,494
                                                                        ------------
                                                                          68,282,274

TAIWAN - 2.78%
Chunghwa Telecom Company Ltd., ADR (a)                       394,200       8,447,706
Compal Electronics, Inc.                                  16,971,000      16,866,423
Lite-On Technology Corp.                                  14,143,200      16,268,367
                                                                        ------------
                                                                          41,582,496

UNITED KINGDOM - 22.57%
Amvescap PLC                                                 661,950       3,951,749
AstraZeneca Group PLC                                        127,200       5,269,956

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE TRUST (CONTINUED)

                                                                                         SHARES OR
                                                                                         PRINCIPAL
                                                                                           AMOUNT               VALUE
                                                                                       --------------      ---------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Boots Group PLC (a)                                                                         1,522,670      $    16,624,287
BP PLC                                                                                      2,765,864           28,808,914
Bristish Aerospace Systems PLC                                                              2,730,054           14,046,660
British Sky Broadcasting Group PLC                                                          2,122,300           20,070,083
Cadbury Schweppes PLC                                                                       1,019,800            9,744,558
Compass Group PLC                                                                          10,209,270           42,919,778
GlaxoSmithKline PLC                                                                           814,200           19,719,976
Lloyds TSB Group PLC                                                                        1,085,800            9,207,271
Morrison W Supermarket                                                                      4,659,910           15,538,547
Pearson PLC                                                                                 1,457,200           17,176,507
Rentokil Initial PLC                                                                        6,409,540           18,356,406
Rolls-Royce Group PLC - B Shares                                                           69,810,000              125,152
Rolls-Royce Group PLC *                                                                     1,396,200            7,189,979
Royal Bank of Scotland Group PLC                                                              901,760           27,256,398
Shell Transport & Trading Company PLC                                                       1,388,300           13,508,374
Shire Pharmaceuticals Group                                                                   889,700            9,761,464
Smiths Group PLC                                                                              768,000           12,653,092
Unilever PLC                                                                                2,262,090           21,838,134
Vodafone Group PLC                                                                          9,539,225           23,257,977
                                                                                                           ---------------
                                                                                                               337,025,262

UNITED STATES - 0.13%
Compal Electronics, Inc.                                                                      376,300            1,870,211
                                                                                       --------------      ---------------
TOTAL COMMON STOCKS (Cost $1,250,037,348)                                                                  $ 1,378,874,021
                                                                                                           ---------------

PREFERRED STOCKS - 0.43%

GERMANY - 0.43%
Volkswagen AG, Non Voting                                                                     179,750            6,376,234
                                                                                       --------------      ---------------
TOTAL PREFERRED STOCKS (Cost $5,468,995)                                                                   $     6,376,234
                                                                                                           ---------------
SHORT TERM INVESTMENTS - 14.79%
State Street Navigator Securities
    Lending Prime Portfolio (c)                                                        $  220,773,556      $   220,773,556
                                                                                       --------------      ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $220,773,556)                                                                                        $   220,773,556
                                                                                                           ---------------
REPURCHASE AGREEMENTS - 6.18%
Repurchase Agreement with State Street
    Corp. dated 06/30/2005 at 1.40% to
    be repurchased at $92,286,589 on
    07/01/2005, collateralized by
    $92,625,000 U.S. Treasury Notes,
    4.00% due 11/15/2012 (valued at
    $94,130,156, including interest) (c)                                               $   92,283,000      $    92,283,000
                                                                                       --------------      ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $92,283,000)                                                                                         $    92,283,000
                                                                                                           ---------------
TOTAL INVESTMENTS (INTERNATIONAL VALUE TRUST)
    (COST $1,568,562,899) - 113.75%                                                                        $ 1,698,306,811
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.75)%                                                              (205,315,158)
                                                                                                           ---------------
TOTAL NET ASSETS - 100.00%                                                                                 $ 1,492,991,653
                                                                                                           ===============

The Trust had the following five top industry concentrations as of June 30, 2005 (as a percentage of total net assets):

Banking                                                                                      8.22%
Telecommunications Equipment & Services                                                      7.26%
Food & Beverages                                                                             6.74%
Electronics                                                                                  6.37%
Insurance                                                                                    6.01%

QUANTITATIVE MID CAP TRUST

                                                                                                 SHARES OR
                                                                                                 PRINCIPAL
                                                                                                  AMOUNT          VALUE
                                                                                                 ---------     -----------
COMMON STOCKS - 98.04%

ADVERTISING - 1.20%
Getty Images, Inc. * (a)                                                                           23,800      $ 1,767,388

APPAREL & TEXTILES - 3.12%
Carter's, Inc. * (a)                                                                               22,000        1,284,360
Coach, Inc. *                                                                                      99,100        3,326,787
                                                                                                               -----------
                                                                                                                 4,611,147

BANKING - 5.91%
Associated Banc-Corp.                                                                              90,500        3,046,230
Sovereign Bancorp, Inc.                                                                           135,500        3,027,070
Zions BanCorp                                                                                      36,100        2,654,433
                                                                                                               -----------
                                                                                                                 8,727,733

BUSINESS SERVICES - 5.95%
Alliance Data Systems Corp. *                                                                      41,100        1,667,016
Corporate Executive Board Company                                                                  40,200        3,148,866
Global Payments, Inc. (a)                                                                          39,700        2,691,660
Wind River Systems, Inc. *                                                                         81,700        1,281,056
                                                                                                               -----------
                                                                                                                 8,788,598

CELLULAR COMMUNICATIONS - 0.77%
Nextel Partners, Inc., Class A *                                                                   45,000        1,132,650

CHEMICALS - 1.27%
Airgas, Inc.                                                                                       76,100        1,877,387

COMPUTERS & BUSINESS EQUIPMENT - 1.70%
Cognizant Technology Solutions Corp.,
    Class A *                                                                                      53,200        2,507,316

CONSTRUCTION MATERIALS - 0.95%
Sherwin-Williams Company                                                                           29,900        1,407,991

CONTAINERS & GLASS - 1.52%
Ball Corp.                                                                                         40,900        1,470,764
Silgan Holdings, Inc.                                                                              13,800          776,112
                                                                                                               -----------
                                                                                                                 2,246,876

CRUDE PETROLEUM & NATURAL GAS - 4.15%
Chesapeake Energy Corp. (a)                                                                       104,000        2,371,200
Patterson-UTI Energy, Inc.                                                                         51,700        1,438,811
XTO Energy, Inc.                                                                                   68,533        2,329,437
                                                                                                               -----------
                                                                                                                 6,139,448

ELECTRICAL EQUIPMENT - 2.21%
AMETEK, Inc.                                                                                       78,200        3,272,670

ELECTRICAL UTILITIES - 2.48%
Constellation Energy Group, Inc.                                                                   43,800        2,526,822

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE MID CAP TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT        VALUE
                                                 ----------   -----------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
PNM Resources, Inc.                                 39,400    $ 1,135,114
                                                              -----------
                                                                3,661,936

ELECTRONICS - 2.55%
Amphenol Corp., Class A                             38,200      1,534,494
L-3 Communications Holdings, Inc.                   18,600      1,424,388
Trimble Navigation, Ltd. *                          20,700        806,679
                                                              -----------
                                                                3,765,561

FINANCIAL SERVICES - 4.68%
Affiliated Managers Group, Inc. * (a)               37,800      2,582,874
Alliance Capital Management Holding, LP (a)         26,300      1,229,262
Americredit Corp. *                                 41,300      1,053,150
CIT Group, Inc.                                     17,300        743,381
Lazard, Ltd., Class A * (a)                         56,300      1,308,975
                                                              -----------
                                                                6,917,642

FOOD & BEVERAGES - 3.89%
Constellation Brands, Inc., Class A *              100,000      2,950,000
McCormick & Company, Inc.                           23,800        777,784
PepsiAmericas, Inc.                                 79,000      2,027,140
                                                              -----------
                                                                5,754,924

GAS & PIPELINE UTILITIES - 3.23%
Magellan Midstream Partners LP (a)                  34,600      1,134,188
Questar Corp.                                       55,200      3,637,680
                                                              -----------
                                                                4,771,868

HEALTHCARE PRODUCTS - 2.72%
C.R. Bard, Inc.                                     27,700      1,842,327
Dade Behring Holdings, Inc.                         33,500      2,177,835
                                                              -----------
                                                                4,020,162

HEALTHCARE SERVICES - 4.59%
Covance, Inc. *                                     52,700      2,364,649
PacifiCare Health Systems, Inc. *                   24,600      1,757,670
Sierra Health Services, Inc. *                      37,200      2,658,312
                                                              -----------
                                                                6,780,631

HOMEBUILDERS - 0.85%
Toll Brothers, Inc. * (a)                           12,400      1,259,220

HOTELS & RESTAURANTS - 3.39%
Hilton Hotels Corp.                                100,500      2,396,925
P.F. Chang's China Bistro, Inc. * (a)               18,300      1,079,334
Sonic Corp. * (a)                                   50,100      1,529,553
                                                              -----------
                                                                5,005,812

HOUSEHOLD APPLIANCES - 1.20%
Black & Decker Corp.                                19,700      1,770,045

INDUSTRIAL MACHINERY - 2.97%
Actuant Corp., Class A * (a)                        32,800      1,572,432
IDEX Corp. (a)                                      72,900      2,814,669
                                                              -----------
                                                                4,387,101

INDUSTRIALS - 1.17%
Harsco Corp.                                        31,800      1,734,690

INSURANCE - 3.41%
Endurance Specialty Holdings, Ltd.                  47,500      1,796,450
PMI Group, Inc. (a)                                 41,200      1,605,976
W.R. Berkley Corp.                                  45,750      1,632,360
                                                              -----------
                                                                5,034,786

INTERNATIONAL OIL - 1.70%
Noble Corp.                                         40,800      2,509,608

INTERNET SOFTWARE - 2.08%
F5 Networks, Inc. *                                 21,500      1,015,552
McAfee, Inc. *                                      35,000        916,300
VeriSign, Inc. *                                    39,600      1,138,896
                                                              -----------
                                                                3,070,748

LEISURE TIME - 6.16%
International Speedway Corp., Class A               45,000      2,531,700
Penn National Gaming, Inc. *                        40,600      1,481,900
Scientific Games Corp., Class A *                  102,400      2,757,632
SCP Pool Corp.                                      66,550      2,335,240
                                                              -----------
                                                                9,106,472

MEDICAL-HOSPITALS - 0.88%
Community Health Systems, Inc. *                    34,400      1,299,976

PETROLEUM SERVICES - 1.18%
Valero Energy Corp.                                 22,100      1,748,331

PHARMACEUTICALS - 2.26%
Celgene Corp. * (a)                                 46,900      1,912,113
Gilead Sciences, Inc. *                             32,400      1,425,276
                                                              -----------
                                                                3,337,389

POLLUTION CONTROL - 1.49%
Republic Services, Inc.                             61,000      2,196,610

RETAIL GROCERY - 0.40%
7 Eleven, Inc. *                                    13,800        417,312
Ruddick Corp.                                        6,900        176,157
                                                              -----------
                                                                  593,469

RETAIL TRADE - 6.53%
Chico's FAS, Inc. *                                107,600      3,688,528
Michael's Stores, Inc.                              54,400      2,250,528
Urban Outfitters, Inc. * (a)                        65,500      3,713,195
                                                              -----------
                                                                9,652,251

SANITARY SERVICES - 2.27%
Aqua America, Inc. (a)                             112,675      3,350,954

SEMICONDUCTORS - 2.01%
Altera Corp. *                                      44,000        872,080
Marvell Technology Group, Ltd. *                    55,300      2,103,612
                                                              -----------
                                                                2,975,692

SOFTWARE - 0.63%
Activision, Inc. *                                  56,400        931,728

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.05%
Amdocs, Ltd. *                                      53,800      1,421,934

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE MID CAP TRUST (CONTINUED)

                                                                  SHARES OR
                                                                  PRINCIPAL
                                                                    AMOUNT              VALUE
                                                               --------------       -------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
Comverse Technology, Inc. *                                            68,100       $   1,610,565
                                                                                    -------------
                                                                                        3,032,499

TELEPHONE - 0.82%
Harris Corp.                                                           38,600           1,204,705

TRUCKING & FREIGHT - 1.70%
J.B. Hunt Transport Services, Inc.                                    130,200           2,512,860
                                                               --------------       -------------
TOTAL COMMON STOCKS (Cost $117,548,601)                                             $ 144,866,874
                                                                                    -------------

SHORT TERM INVESTMENTS - 19.44% Rabobank USA Financial Corp.
    3.35% due 07/01/2005                                       $    3,900,000       $   3,900,000

State Street Navigator Securities Lending
    Prime Portfolio (c)                                            24,832,174          24,832,174
                                                               --------------       -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $28,732,174)                                                                  $  28,732,174
                                                                                    -------------

REPURCHASE AGREEMENTS - 0.04%
Repurchase Agreement with State Street
    Corp. dated 06/30/2005 at 2.70% to
    be repurchased at $61,005 on
    07/01/2005, collateralized by
    $45,000 U.S. Treasury Notes, 8.125%
    due 08/15/2019 (valued at $65,003,
    including interest) (c)                                    $       61,000       $      61,000
                                                               --------------       -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $61,000)                                                                      $      61,000
                                                                                    -------------
TOTAL INVESTMENTS (QUANTITATIVE MID CAP TRUST)
    (COST $146,341,775) - 117.52%                                                   $ 173,660,048
LIABILITIES IN EXCESS OF OTHER ASSETS - (17.52)%                                      (25,887,609)
                                                                                    -------------
TOTAL NET ASSETS - 100.00%                                                          $ 147,772,439
                                                                                    =============

MID CAP CORE TRUST

                                                                      SHARES OR
                                                                      PRINCIPAL
                                                                       AMOUNT           VALUE
                                                                      ----------     -----------
COMMON STOCKS - 83.02%

APPAREL & TEXTILES - 1.26%
Mohawk Industries, Inc. *                                                 27,950     $ 2,305,875

AUTO PARTS - 0.89%
Genuine Parts Company                                                     39,600       1,627,164

BANKING - 4.10%
City National Corp.                                                       20,200       1,448,542
Compass Bancshares, Inc.                                                  29,050       1,307,250
Marshall & Ilsley Corp.                                                   32,700       1,453,515
New York Community Bancorp, Inc. (a)                                     102,200       1,851,864
TCF Financial Corp.                                                       55,400       1,433,752
                                                                                     -----------
                                                                                       7,494,923

BROADCASTING - 1.27%
Belo Corp., Class A                                                       96,700       2,317,899

BUSINESS SERVICES - 7.60%
Ceridian Corp. *                                                          91,850       1,789,238
Fair Isaac Corp. (a)                                                      47,400       1,730,100
H & R Block, Inc.                                                         35,200       2,053,920
Pitney Bowes, Inc.                                                        37,900       1,650,545
Rentokil Initial PLC                                                     865,496       2,478,711
Reynolds & Reynolds Company, Class A (a)                                  67,400       1,821,822
Valassis Communications, Inc. *                                           63,500       2,352,675
                                                                                     -----------
                                                                                      13,877,011

CHEMICALS - 5.64%
Engelhard Corp.                                                           58,100       1,658,755
Rohm & Haas Company                                                       40,300       1,867,502
Sigma-Aldrich Corp.                                                       54,500       3,054,180
Techne Corp. * (a)                                                        41,700       1,914,447
The Scotts Company, Class A *                                             25,400       1,808,734
                                                                                     -----------
                                                                                      10,303,618

COMPUTERS & BUSINESS EQUIPMENT - 5.86%
Diebold, Inc. (a)                                                         54,000       2,435,940
GTECH Holdings Corp. (a)                                                  76,400       2,233,936
Lexmark International, Inc. *                                             43,900       2,846,037
Xerox Corp. *                                                            230,400       3,177,216
                                                                                     -----------
                                                                                      10,693,129

CONSTRUCTION MATERIALS - 1.03%
Sherwin-Williams Company                                                  40,100       1,888,309

CONTAINERS & GLASS - 1.72%
Ball Corp.                                                                40,500       1,456,380
Pactiv Corp. *                                                            78,200       1,687,556
                                                                                     -----------
                                                                                       3,143,936

COSMETICS & TOILETRIES - 1.30%
International Flavors & Fragrances, Inc.                                  65,700       2,379,654

CRUDE PETROLEUM & NATURAL GAS - 3.12%
Amerada Hess Corp.                                                        16,525       1,760,078
Newfield Exploration Company *                                            45,600       1,818,984
Plains Exploration & Production Company *                                 59,400       2,110,482
                                                                                     -----------
                                                                                       5,689,544

DOMESTIC OIL - 1.46%
Murphy Oil Corp.                                                          51,000       2,663,730

ELECTRICAL UTILITIES - 0.66%
Wisconsin Energy Corp.                                                    30,900       1,205,100

ELECTRONICS - 1.98%
Agilent Technologies, Inc. *                                              82,150       1,891,093
Amphenol Corp., Class A                                                   43,000       1,727,310
                                                                                     -----------
                                                                                       3,618,403

ENERGY - 1.72%
Southwestern Energy Company * (a)                                         66,800       3,138,264

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP CORE TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                     ------------    -------------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES - 2.34%
Campbell Soup Company                                      58,700    $   1,806,199
Tate & Lyle PLC                                           289,250        2,473,498
                                                                     -------------
                                                                         4,279,697

FUNERAL SERVICES - 1.43%
Service Corp. International                               326,200        2,616,124

FURNITURE & FIXTURES - 1.05%
Ethan Allen Interiors, Inc. (a)                            56,900        1,906,719

GAS & PIPELINE UTILITIES - 2.31%
Williams Companies, Inc.                                  222,400        4,225,600

HEALTHCARE SERVICES - 1.04%
IMS Health, Inc.                                           76,500        1,894,905

HOTELS & RESTAURANTS - 0.97%
Outback Steakhouse, Inc.                                   39,200        1,773,408

INDUSTRIAL MACHINERY - 6.24%
Briggs & Stratton Corp. (a)                                71,000        2,458,020
Dover Corp.                                                86,200        3,135,956
FMC Technologies, Inc. * (a)                               77,900        2,490,463
ITT Industries, Inc.                                       19,300        1,884,259
Pall Corp.                                                 47,300        1,436,028
                                                                     -------------
                                                                        11,404,726

INSURANCE - 3.89%
ACE, Ltd.                                                  40,900        1,834,365
Axis Capital Holdings, Ltd. (a)                            62,900        1,780,070
Montpelier Re Holdings, Ltd. (a)                           50,900        1,760,122
Renaissance Re Holdings, Ltd.                              35,200        1,733,248
                                                                     -------------
                                                                         7,107,805

INTERNATIONAL OIL - 2.23%
Nabors Industries, Ltd. *                                  34,400        2,085,328
Noble Corp.                                                32,300        1,986,773
                                                                     -------------
                                                                         4,072,101

LIFE SCIENCES - 1.30%
Waters Corp. *                                             63,800        2,371,446

LIQUOR - 1.60%
Heineken NV                                                94,736        2,927,301

MANUFACTURING - 0.99%
Mettler-Toledo International, Inc. * (a)                   38,900        1,811,962

NEWSPAPERS - 1.34%
Knight-Ridder, Inc.                                        40,000        2,453,600

PAPER - 1.15%
Georgia-Pacific Corp.                                      66,200        2,105,160

PETROLEUM SERVICES - 3.29%
BJ Services Company                                        66,600        3,495,168
Smith International, Inc.                                  39,400        2,509,780
                                                                     -------------
                                                                         6,004,948

PHARMACEUTICALS - 2.23%
Forest Laboratories, Inc. *                                61,300        2,381,505
Teva Pharmaceutical Industries, Ltd.,
    Sponsored ADR (a)                                      54,200        1,687,788
                                                                     -------------
                                                                         4,069,293

POLLUTION CONTROL - 0.99%
Republic Services, Inc.                                    50,200        1,807,702

RETAIL GROCERY - 1.86%
The Kroger Company *                                      178,800        3,402,564

RETAIL TRADE - 0.65%
Family Dollar Stores, Inc.                                 45,100        1,177,110

SEMICONDUCTORS - 2.93%
International Rectifier Corp. *                            39,900        1,904,028
National Semiconductor Corp.                               87,000        1,916,610
Xilinx, Inc.                                               59,700        1,522,350
                                                                     -------------
                                                                         5,342,988

SOFTWARE - 1.24%
Computer Associates International, Inc.                    82,500        2,267,100

TOYS, AMUSEMENTS & SPORTING GOODS - 1.86%
Mattel, Inc.                                              185,150        3,388,245

TRAVEL SERVICES - 0.48%
Sabre Holdings Corp.                                       44,000          877,800
                                                     ------------    -------------
TOTAL COMMON STOCKS (Cost $143,934,991)                              $ 151,634,863
                                                                     -------------

SHORT TERM INVESTMENTS - 6.44%
State Street Navigator Securities
    Lending Prime Portfolio (c)                      $ 11,767,588    $  11,767,588
                                                     ------------    -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $11,767,588)                                                   $  11,767,588
                                                                     -------------

REPURCHASE AGREEMENTS - 16.83%
Repurchase Agreement with State Street
    Corp. dated 06/30/2005 at 2.68% to
    be repurchased at $30,749,289 on
    07/01/2005, collateralized by
    $31,185,000 Federal Home Loan Bank,
    3.875% due 06/08/2007 (valued at
    $31,363,222, including interest) (c)             $ 30,747,000    $  30,747,000
                                                     ------------    -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $30,747,000)                                                   $  30,747,000
                                                                     -------------
TOTAL INVESTMENTS (MID CAP CORE TRUST)
    (COST $186,449,579) - 106.29%                                    $ 194,149,451
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.29)%                        (11,487,449)
                                                                     -------------
TOTAL NET ASSETS - 100.00%                                           $ 182,662,002
                                                                     =============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL TRUST

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                 ----------     -----------
COMMON STOCKS - 94.87%

AUSTRALIA - 1.58%
National Australia Bank, Ltd.                        93,118     $ 2,181,602
Qantas Airways, Ltd., ADR                         1,420,283       3,645,526
                                                                -----------
                                                                  5,827,128

BERMUDA - 2.88%
Accenture, Ltd., Class A *                           81,770       1,853,726
ACE, Ltd.                                           129,665       5,815,475
Willis Group Holdings, Ltd. (a)                      89,800       2,938,256
                                                                -----------
                                                                 10,607,457

BRAZIL - 0.33%
Companhia Vale Do Rio Doce, ADR (a)                  41,730       1,221,854

CANADA - 0.59%
Abitibi Consolidated, Inc. (a)                      489,639       2,181,145

CAYMAN ISLANDS - 1.22%
XL Capital, Ltd., Class A                            60,150       4,476,363

FINLAND - 1.65%
Stora Enso Oyj, R Shares (a)                        270,000       3,456,056
UPM-Kymmene Oyj (a)                                 136,630       2,623,339
                                                                -----------
                                                                  6,079,395

FRANCE - 4.77%
Sanofi Aventis SA (a)                                87,623       7,198,123
Total SA                                             33,679       7,917,050
Valeo SA (a)                                         54,811       2,460,215
                                                                -----------
                                                                 17,575,388

GERMANY - 1.91%
BASF AG (a)                                          35,860       2,386,187
Deutsche Post AG                                    113,430       2,651,346
E.ON AG (a)                                          22,390       1,995,883
                                                                -----------
                                                                  7,033,416

HONG KONG - 6.38%
Cheung Kong Holdings, Ltd.                        1,252,000      12,162,143
China Mobile, Ltd.                                  416,500       1,551,395
Hutchison Whampoa, Ltd. (a)                         535,000       4,835,696
Shangri-La Asia, Ltd. (a)                         1,336,000       2,062,750
Sun Hung Kai Properties, Ltd.                       110,000       1,086,250
Swire Pacific, Ltd., Class A                        203,500       1,800,097
                                                                -----------
                                                                 23,498,331

ISRAEL - 1.01%
Check Point Software Technologies, Ltd. *           188,000       3,722,400

ITALY - 0.87%
Eni SpA (a)                                         124,200       3,202,111

JAPAN - 9.39%
Canon, Inc. (a)                                      54,000       2,843,386
Hitachi, Ltd.                                       418,000       2,540,186
Mitsubishi Tokyo Financial Group, Inc. (a)              174       1,476,278
Nintendo Company, Ltd.                               34,200       3,576,954
Nippon Telegraph & Telephone Corp., ADR (a)         118,593       2,546,192
Nippon Telegraph & Telephone Corp.                    1,400       5,995,852
Nomura Securities Company, Ltd.                     321,000       3,840,655
Ono Pharmaceutical Company, Ltd.                     11,100         526,427
Shinsei Bank, Ltd.                                   55,000         296,547
Sompo Japan Insurance, Inc.                         435,000       4,392,751
Sony Corp. (a)                                       87,600       3,017,149
Sumitomo Mitsui Financial Group, Inc. (a)               232       1,568,840
Takeda Pharmaceutical Company, Ltd.                  39,100       1,938,959
                                                                -----------
                                                                 34,560,176

MEXICO - 0.57%
Cemex SA, ADR                                        49,200       2,087,064

NETHERLANDS - 4.17%
Akzo Nobel NV (a)                                    89,320       3,520,717
Koninklijke (Royal) Philips Electronics NV          122,680       3,102,069
Reed Elsevier NV                                    186,182       2,594,906
Royal Dutch Petroleum Company NV (a)                 47,700       3,116,331
VNU NV                                              108,128       3,017,985
                                                                -----------
                                                                 15,352,008

PHILIPPINES - 0.48%
Ayala Land, Inc.                                 12,625,300       1,763,563

PORTUGAL - 0.39%
Portugal Telecom, SGPS, SA                          151,499       1,437,001

SINGAPORE - 0.44%
Venture Corp., Ltd.                                 173,000       1,640,734

SOUTH KOREA - 8.75%
Hana Bank                                           153,800       4,122,167
Kookmin Bank ADR (a)                                151,415       6,901,496
KT Corp.                                            111,600       4,535,268
Samsung Electronics Company                          15,830       7,566,541
Shinhan Financial Group Company, Ltd.               116,650       3,036,173
SK Telecom Company, Ltd., ADR (a)                   297,762       6,074,345
                                                                -----------
                                                                 32,235,990

SPAIN - 1.20%
Repsol SA (a)                                       172,600       4,418,632

SWEDEN - 0.44%
Securitas AB, B Shares (a)                           96,400       1,611,937

SWITZERLAND - 4.29%
Nestle SA                                            24,961       6,382,793
Novartis AG, REG                                     76,710       3,651,006
Swiss Reinsurance Company AG (a)                     93,640       5,752,578
                                                                -----------
                                                                 15,786,377

TAIWAN - 2.08%
Chunghwa Telecom Company Ltd., ADR                  100,000       2,143,000
Compal Electronics, Inc.                          1,048,312       1,041,853
Lite-On Technology Corp.                          2,283,000       2,626,045
Taiwan Semiconductor
    Manufacturing Company, Ltd.                   1,056,386       1,839,370
                                                                -----------
                                                                  7,650,268

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL TRUST (CONTINUED)

                                                                         SHARES OR
                                                                         PRINCIPAL
                                                                           AMOUNT             VALUE
                                                                       -------------      -------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM - 18.62%
Amvescap PLC                                                                 613,339      $   3,661,548
BHP Billiton PLC                                                             209,894          2,679,168
Boots Group PLC                                                              236,600          2,583,164
BP PLC                                                                       560,184          5,834,811
Bristish Aerospace Systems PLC                                               449,728          2,313,938
British Land Company PLC                                                     110,946          1,742,351
British Sky Broadcasting Group PLC                                           569,378          5,384,471
Centrica PLC                                                                 581,380          2,415,460
Compass Group PLC                                                          1,009,420          4,243,602
GKN PLC                                                                      730,953          3,380,875
GlaxoSmithKline PLC                                                          272,416          6,597,933
Old Mutual PLC                                                               170,000            371,817
Pearson PLC                                                                  428,678          5,052,972
Rentokil Initial PLC                                                         542,100          1,552,531
Rolls-Royce Group PLC, B Shares                                           30,233,500             54,201
Royal Bank of Scotland Group PLC                                              84,172          2,544,164
Shell Transport & Trading Company PLC                                        192,871          1,876,665
Smiths Group PLC                                                             120,300          1,981,988
Unilever PLC                                                                 427,959          4,131,501
Vodafone Group PLC                                                         2,591,428          6,318,267
Yell Group PLC                                                               501,800          3,825,559
                                                                                          -------------
                                                                                             68,546,986

UNITED STATES - 20.86%
Abbott Laboratories                                                           27,100          1,328,171
American International Group, Inc.                                            45,370          2,635,997
Avaya, Inc. *                                                                 55,200            459,264
BMC Software, Inc. *                                                         249,063          4,470,681
Bristol-Myers Squibb Company                                                 101,990          2,547,710
Cadence Design Systems, Inc. *                                               342,156          4,673,851
CIGNA Corp.                                                                   44,675          4,781,565
Convergys Corp. *                                                             24,000            341,280
DIRECTV Group, Inc. *                                                        429,500          6,657,250
Dow Chemical Company                                                          58,240          2,593,427
El Paso Corp. (a)                                                            538,140          6,199,373
H & R Block, Inc.                                                             52,207          3,046,279
Lear Corp.                                                                    25,990            945,516
Maxtor Corp. *                                                               380,150          1,976,780
Merck & Company, Inc.                                                         57,090          1,758,372
Merrill Lynch & Company, Inc.                                                106,083          5,835,626
News Corp.                                                                   247,700          4,007,786
Noble Corp.                                                                   50,300          3,093,953
Pactiv Corp. *                                                                58,591          1,264,394
Pfizer, Inc.                                                                  26,152            721,272
R.R. Donnelley & Sons Company                                                 95,900          3,309,509
Raytheon Company                                                              83,100          3,250,872
TECO Energy, Inc. (a)                                                        165,600          3,131,496
Tenet Healthcare Corp. *                                                     511,804          6,264,481
Western Digital Corp. *                                                      113,200          1,519,144
                                                                                          -------------
                                                                                             76,814,049
                                                                                          -------------
TOTAL COMMON STOCKS (Cost $319,093,529)                                                   $ 349,329,773
                                                                                          -------------

PREFERRED STOCKS - 1.10%

GERMANY - 1.10%
Volkswagen AG, Non Voting                                                    114,890          4,075,469
                                                                       -------------      -------------
TOTAL PREFERRED STOCKS (Cost $3,949,867)                                                  $   4,075,469
                                                                                          -------------

SHORT TERM INVESTMENTS - 16.81%
State Street Navigator Securities
    Lending Prime Portfolio (c)                                        $  61,889,957      $  61,889,957
                                                                       -------------      -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $61,889,957)                                                                        $  61,889,957
                                                                                          -------------
REPURCHASE AGREEMENTS - 3.71%
Repurchase Agreement with State Street
    Corp. dated 06/30/2005 at 1.40% to
    be repurchased at $13,645,531 on
    07/01/2005, collateralized by
    $10,575,000 U.S. Treasury Bonds,
    7.50% due 11/15/2016 (valued at
    $13,919,344, including interest) (c)                               $  13,645,000      $  13,645,000
                                                                       -------------      -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $13,645,000)                                                                        $  13,645,000
                                                                                          -------------
TOTAL INVESTMENTS (GLOBAL TRUST)
    (COST $398,578,353) - 116.49%                                                         $ 428,940,199
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.49)%                                            (60,729,901)
                                                                                          -------------
TOTAL NET ASSETS - 100.00%                                                                $ 368,210,298
                                                                                          =============

The Trust had the following five top industry concentrations as of June 30, 2005 (as a percentage of total net assets):

Insurance                                                                8.46%
Pharmaceuticals                                                          6.14%
Telecommunications Equipment & Services 5.61%
Banking                                                                  5.18%
Real Estate                                                              5.04%

CAPITAL APPRECIATION TRUST

                                                                           SHARES OR
                                                                           PRINCIPAL
                                                                             AMOUNT            VALUE
                                                                           ---------        -----------
COMMON STOCKS - 96.68%

APPAREL & TEXTILES - 2.60%
Coach, Inc. *                                                                144,600        $ 4,854,222
NIKE, Inc., Class B                                                           51,300          4,442,580
                                                                                            -----------
                                                                                              9,296,802

BIOTECHNOLOGY - 5.15%
Amgen, Inc. *                                                                106,500          6,438,990

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CAPITAL APPRECIATION TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT         VALUE
                                            ---------   -------------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY (CONTINUED)
Genentech, Inc. *                             149,200   $  11,977,776
                                                        -------------
                                                           18,416,766

BUSINESS SERVICES - 2.05%
Electronic Arts, Inc. *                       129,400       7,325,334

CELLULAR COMMUNICATIONS - 1.63%
Nextel Communications, Inc., Class A *        180,300       5,825,493

COMPUTERS & BUSINESS EQUIPMENT - 4.71%
Apple Computer, Inc. *                        148,900       5,481,009
Dell, Inc. *                                  176,900       6,989,319
Research In Motion, Ltd. * (a)                 59,600       4,395,500
                                                        -------------
                                                           16,865,828

COSMETICS & TOILETRIES - 3.32%
Estee Lauder Companies, Inc., Class A          85,400       3,341,702
Procter & Gamble Company                       96,700       5,100,925
The Gillette Company                           68,300       3,458,029
                                                        -------------
                                                           11,900,656

ELECTRICAL EQUIPMENT - 3.28%
General Electric Company                      339,000      11,746,350

ELECTRONICS - 2.62%
Adobe Systems, Inc.                           229,300       6,562,566
Agilent Technologies, Inc. *                  122,000       2,808,440
                                                        -------------
                                                            9,371,006

FINANCIAL SERVICES - 5.44%
Charles Schwab Corp.                          464,800       5,242,944
JPMorgan Chase & Company                      148,000       5,227,360
Merrill Lynch & Company, Inc.                  94,200       5,181,942
The Goldman Sachs Group, Inc.                  37,400       3,815,548
                                                        -------------
                                                           19,467,794

FOOD & BEVERAGES - 3.99%
Cadbury Schweppes PLC-Sponsored ADR (a)       118,200       4,530,606
PepsiCo, Inc.                                  88,600       4,778,198
Starbucks Corp. *                              96,500       4,985,190
                                                        -------------
                                                           14,293,994

HEALTHCARE PRODUCTS - 2.94%
Alcon, Inc.                                    52,200       5,708,070
St. Jude Medical, Inc. *                      110,800       4,831,988
                                                        -------------
                                                           10,540,058

HEALTHCARE SERVICES - 3.89%
UnitedHealth Group, Inc.                      145,800       7,602,012
Wellpoint, Inc. *                              91,000       6,337,240
                                                        -------------
                                                           13,939,252

INSURANCE - 1.28%
CIGNA Corp.                                    42,700       4,570,181

INTERNET CONTENT - 2.85%
Yahoo!, Inc. *                                293,900      10,183,635

INTERNET RETAIL - 1.72%
eBay, Inc. *                                  186,600       6,159,666

INTERNET SERVICE PROVIDER - 3.86%
Google, Inc., Class A *                        47,000      13,825,050

INTERNET SOFTWARE - 1.52%
Cisco Systems, Inc. *                         283,900       5,425,329

PETROLEUM SERVICES - 4.20%
Schlumberger, Ltd.                            140,700      10,684,758
Suncor Energy, Inc.                            91,500       4,329,780
                                                        -------------
                                                           15,014,538

PHARMACEUTICALS - 11.46%
Caremark Rx, Inc. *                           123,000       5,475,960
Eli Lilly & Company                           107,500       5,988,825
Gilead Sciences, Inc. *                       108,800       4,786,112
Novartis AG, ADR (a)                          135,600       6,432,864
Pfizer, Inc.                                  213,600       5,891,088
Roche Holdings, Ltd.-Sponsored ADR (a)        141,400       8,951,327
Sanofi-Synthelabo SA                           85,400       3,500,546
                                                        -------------
                                                           41,026,722

RETAIL GROCERY - 2.19%
Whole Foods Market, Inc.                       66,400       7,855,120

RETAIL TRADE - 8.87%
Chico's FAS, Inc. *                           243,500       8,347,180
Federated Department Stores, Inc. (a)          76,000       5,569,280
Lowe's Companies, Inc.                         71,100       4,139,442
PETsMART, Inc.                                 56,800       1,723,880
Target Corp.                                  165,500       9,004,855
Williams-Sonoma, Inc. *                        74,900       2,963,793
                                                        -------------
                                                           31,748,430

SEMICONDUCTORS - 8.10%
Applied Materials, Inc.                       272,400       4,407,432
Intel Corp.                                   343,500       8,951,610
Marvell Technology Group, Ltd. *              141,900       5,397,876
Maxim Integrated Products, Inc.               133,900       5,116,319
Texas Instruments, Inc.                       181,700       5,100,319
                                                        -------------
                                                           28,973,556
SOFTWARE - 4.40%
Mercury Interactive Corp. * (a)                92,000       3,529,120
Microsoft Corp.                               200,800       4,987,872
NAVTEQ Corp. * (a)                             74,600       2,773,628
SAP AG, SADR (a)                              102,600       4,442,580
                                                        -------------
                                                           15,733,200

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.74%
QUALCOMM, Inc.                                189,200       6,245,492

TRAVEL SERVICES - 2.87%
American Express Company                      193,100      10,278,713
                                                        -------------
TOTAL COMMON STOCKS (Cost $308,032,042)                 $ 346,028,965
                                                        -------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CAPITAL APPRECIATION TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------   ---------------
SHORT TERM INVESTMENTS - 6.80%
American Express Credit Corp.
  zero coupon due 07/01/2005                      $   7,241,000   $    7,241,000
General Electric Capital Corp.
  zero coupon due 07/01/2005                          5,000,000        5,000,000
State Street Navigator Securities
  Lending Prime Portfolio (c)                        12,091,850       12,091,850
                                                  -------------   --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $24,332,850)                                                $   24,332,850
                                                                  --------------
TOTAL INVESTMENTS (CAPITAL APPRECIATION TRUST)
  (COST $332,364,892) - 103.48%                                   $  370,361,815
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.48)%                      (12,459,116)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $  357,902,699
                                                                  ==============

U.S. GLOBAL LEADERS GROWTH TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT                    VALUE
                                                   --------------           --------------
COMMON STOCKS - 96.83%

BIOTECHNOLOGY - 7.18%
Amgen, Inc. *                                             316,350           $   19,126,521
Genzyme Corp. *                                           182,280               10,953,205
                                                                            --------------
                                                                                30,079,726

BUSINESS SERVICES - 7.46%
Automatic Data Processing, Inc. (a)                       397,500               16,683,075
Electronic Arts, Inc. *                                   257,210               14,560,658
                                                                            --------------
                                                                                31,243,733

COLLEGES & UNIVERSITIES - 0.28%
Apollo Group, Inc., Class A *                              15,210                1,189,726

COMPUTERS & BUSINESS EQUIPMENT - 6.77%
Dell, Inc. *                                              671,980               26,549,930
International Business Machines Corp.                      24,470                1,815,674
                                                                            --------------
                                                                                28,365,604

COSMETICS & TOILETRIES - 8.12%
Colgate-Palmolive Company                                 278,000               13,874,980
Procter & Gamble Company                                  253,910               13,393,753
The Gillette Company                                      133,270                6,747,460
                                                                            --------------
                                                                                34,016,193

ELECTRICAL EQUIPMENT - 0.45%
General Electric Company                                   54,300                1,881,495

FINANCIAL SERVICES - 3.02%
State Street Corp. (c)                                    262,000               12,641,500

FOOD & BEVERAGES - 10.06%
PepsiCo, Inc.                                              98,670                5,321,273
Starbucks Corp. * (a)                                     219,200               11,323,872
The Coca-Cola Company                                     359,600               15,013,300
William Wrigley Jr. Company                               152,100               10,470,564
                                                                            --------------
                                                                                42,129,009

HEALTHCARE PRODUCTS - 9.45%
Johnson & Johnson                                         282,740               18,378,100
Medtronic, Inc.                                           360,590               18,674,956
St. Jude Medical, Inc. *                                   58,310                2,542,899
                                                                            --------------
                                                                                39,595,955

INSURANCE - 2.71%
American International Group, Inc.                        195,570               11,362,617

INTERNET RETAIL - 2.14%
eBay, Inc. *                                              270,840                8,940,428

LIQUOR - 2.79%
Anheuser-Busch Companies, Inc.                            255,600               11,693,700

PHARMACEUTICALS - 2.45%
Teva Pharmaceutical Industries, Ltd.,
  Sponsored ADR                                           329,000               10,245,060

RETAIL GROCERY - 4.76%
Sysco Corp.                                               319,990               11,580,438
Whole Foods Market, Inc.                                   70,500                8,340,150
                                                                            --------------
                                                                                19,920,588

RETAIL TRADE - 17.86%
Costco Wholesale Corp.                                    295,000               13,221,900
CVS Corp.                                                 104,140                3,027,350
Home Depot, Inc.                                          384,180               14,944,602
Lowe's Companies, Inc.                                     65,900                3,836,698
Staples, Inc.                                           1,154,790               24,620,123
Target Corp.                                               85,380                4,645,525
Wal-Mart Stores, Inc.                                     218,160               10,515,312
                                                                            --------------
                                                                                74,811,510

SOFTWARE - 5.29%
Activision, Inc. *                                         50,510                  834,425
Microsoft Corp.                                           858,310               21,320,421
                                                                            --------------
                                                                                22,154,846

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.88%
QUALCOMM, Inc.                                            111,520                3,681,275

TRAVEL SERVICES - 0.92%
American Express Company                                   72,050                3,835,222

TRUCKING & FREIGHT - 4.24%
Fedex Corp.                                                20,540                1,663,946
United Parcel Service, Inc., Class B                      232,620               16,087,999
                                                                            --------------
                                                                                17,751,945
                                                                            --------------
TOTAL COMMON STOCKS (Cost $401,965,783)                                     $  405,540,132
                                                                            --------------
SHORT TERM INVESTMENTS - 0.10%
State Street Navigator Securities
  Lending Prime Portfolio (c)                      $      409,436           $      409,436
                                                   --------------           --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $409,436)                                                             $      409,436
                                                                            --------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GLOBAL LEADERS GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT                    VALUE
                                                 --------------           --------------
REPURCHASE AGREEMENTS - 2.64%
Repurchase Agreement with State Street Corp.
  dated 06/30/2005 at 1.40% to be repurchased
  at $11,071,431 on 07/01/2005,
  collateralized by $8,580,000 U.S. Treasury
  Bonds, 7.50% due 11/15/2016 (valued at
  $11,293,425, including interest) (c)           $   11,071,000           $   11,071,000
                                                 --------------           --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $11,071,000)                                                        $   11,071,000
                                                                          --------------
TOTAL INVESTMENTS (U.S. GLOBAL LEADERS GROWTH
  TRUST)(COST $413,446,219) - 99.57%                                      $  417,020,568
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.43%                                  1,820,363
                                                                          --------------
TOTAL NET ASSETS - 100.00%                                                $  418,840,931
                                                                          ==============

QUANTITATIVE ALL CAP TRUST

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT                    VALUE
                                                 --------------           --------------
COMMON STOCKS - 99.57%

ADVERTISING - 0.37%
Ventiv Health, Inc. * (a)                              60,400             $    1,164,512

APPAREL & TEXTILES - 2.38%
Coach, Inc. *                                         108,700                  3,649,059
Phillips Van Heusen Corp.                              37,900                  1,238,951
Quiksilver, Inc. *                                    100,400                  1,604,392
Wolverine World Wide, Inc.                             40,700                    977,207
                                                                          --------------
                                                                               7,469,609

BANKING - 8.01%
Bank of America Corp.                                 264,400                 12,059,284
Digital Insight Corp. *                                45,400                  1,085,968
Doral Financial Corp. (a)                             120,900                  1,999,686
First BanCorp Puerto Rico                              25,000                  1,003,750
Investors Financial Services Corp.                     54,000                  2,042,280
Unibanco - Uniao De Bancos Brasileiros SA,
GDR                                                    68,800                  2,657,056
US Bancorp                                            145,600                  4,251,520
                                                                          --------------
                                                                              25,099,544

BIOTECHNOLOGY - 0.51%
Progress Software Corp. *                              53,100                  1,600,965

BUSINESS SERVICES - 4.40%
Computer Sciences Corp. *                              44,000                  1,922,800
Harte-Hanks, Inc.                                      30,200                    897,846
Informatica Corp. *                                    98,000                    822,220
Korn/Ferry International * (a)                         46,900                    832,475
Pitney Bowes, Inc.                                     43,900                  1,911,845
R.H. Donnelley Corp. *                                101,700                  6,303,366
Watson Wyatt & Company Holdings                        43,100                  1,104,653
                                                                          --------------
                                                                              13,795,205

CELLULAR COMMUNICATIONS - 1.80%
China Mobile Hong Kong, Ltd., Sponsored
ADR (a)                                               101,900                  1,894,321
Mobile Telesystems, ADR (a)                           111,600                  3,755,340
                                                                          --------------
                                                                               5,649,661

CHEMICALS - 0.33%
Georgia Gulf Corp.                                     33,200                  1,030,860

COMPUTERS & BUSINESS EQUIPMENT - 4.87%
Cognizant Technology Solutions Corp.,
  Class A *                                            80,600                  3,798,678
Dell, Inc. *                                          170,600                  6,740,406
EMC Corp. *                                           126,800                  1,738,428
Ixia * (a)                                            112,600                  2,188,944
PAR Technology Corp. *                                 24,700                    790,400
                                                                          --------------
                                                                              15,256,856

COSMETICS & TOILETRIES - 4.26%
Avon Products, Inc.                                    25,000                    946,250
Chattem, Inc. *                                        36,500                  1,511,100
Procter & Gamble Company                              206,500                 10,892,875
                                                                          --------------
                                                                              13,350,225
CRUDE PETROLEUM & NATURAL GAS - 1.52%
Harvest Natural Resources, Inc. * (a)                  93,900                  1,026,327
PetroKazakhstan, Inc., Class A                        102,000                  3,731,160
                                                                          --------------
                                                                               4,757,487

DOMESTIC OIL - 1.23%
Houston Exploration Company *                          29,300                  1,554,365
KCS Energy, Inc. * (a)                                 49,800                    865,026
Maverick Tube Corp. *                                  48,200                  1,436,360
                                                                          --------------
                                                                               3,855,751

ELECTRICAL EQUIPMENT - 2.40%
General Electric Company                              190,400                  6,597,360
Wesco International, Inc. *                            29,500                    925,710
                                                                          --------------
                                                                               7,523,070

ELECTRICAL UTILITIES - 1.79%
TXU Corp.                                              67,500                  5,608,575

ELECTRONICS - 0.39%
Thomas & Betts Corp. *                                 43,100                  1,217,144

ENERGY - 2.53%
Energen Corp.                                          31,500                  1,104,075
Sempra Energy                                         165,000                  6,816,150
                                                                          --------------
                                                                               7,920,225

FINANCIAL SERVICES - 9.65%
Barclays PLC-Sponsored ADR (a)                         55,000                  2,196,700
Bear Stearns Companies, Inc.                           32,000                  3,326,080
Citigroup, Inc.                                       166,200                  7,683,426
Commercial Capital Bancorp, Inc.                       40,100                    670,071
Federal National Mortgage Association                 124,100                  7,247,440
Lehman Brothers Holdings, Inc.                         13,100                  1,300,568

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE ALL CAP TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT                    VALUE
                                                 --------------           --------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
The Goldman Sachs Group, Inc.                         39,100              $    3,988,982
Washington Mutual, Inc.                               94,000                   3,824,860
                                                                          --------------
                                                                              30,238,127

FOOD & BEVERAGES - 1.84%
Constellation Brands, Inc., Class A *                106,000                   3,127,000
PepsiCo, Inc.                                         48,600                   2,620,998
                                                                          --------------
                                                                               5,747,998

FUNERAL SERVICES - 0.42%
Stewart Enterprises, Inc., Class A                   200,000                   1,308,000

GAS & PIPELINE UTILITIES - 0.49%
Eni SPA-Sponsored ADR                                 11,900                   1,525,580

HEALTHCARE PRODUCTS - 4.72%
IDEXX Laboratories, Inc. *                            15,900                     991,047
Johnson & Johnson                                    158,500                  10,302,500
Stryker Corp.                                         40,900                   1,945,204
Varian Medical Systems, Inc. *                        41,200                   1,537,996
                                                                          --------------
                                                                              14,776,747

HEALTHCARE SERVICES - 4.01%
Covance, Inc. *                                      105,500                   4,733,785
Coventry Health Care, Inc. *                          20,000                   1,415,000
UnitedHealth Group, Inc.                             123,300                   6,428,862
                                                                          --------------
                                                                              12,577,647

HOMEBUILDERS - 1.78%
Beazer Homes USA, Inc. (a)                            49,100                   2,806,065
M.D.C. Holdings, Inc.                                 33,800                   2,780,050
                                                                          --------------
                                                                               5,586,115

INDUSTRIAL MACHINERY - 3.52%
Caterpillar, Inc.                                     82,700                   7,882,137
Cummins, Inc.                                         42,000                   3,133,620
                                                                          --------------
                                                                              11,015,757

INSURANCE - 2.95%
Aegon                                                 94,300                   1,213,641
Axis Capital Holdings, Ltd.                           82,000                   2,320,600
Endurance Specialty Holdings, Ltd.                   151,200                   5,718,384
                                                                          --------------
                                                                               9,252,625

INTERNATIONAL OIL - 2.71%
Anadarko Petroleum Corp.                               9,800                     805,070
Callon Petroleum Company * (a)                        95,700                   1,414,446
CNOOC, Ltd., Sponsored ADR (a)                        16,200                     960,984
Kerr-McGee Corp.                                      69,600                   5,311,176
                                                                          --------------
                                                                               8,491,676

INTERNET CONTENT - 0.84%
Yahoo!, Inc. *                                        76,200                   2,640,330

INTERNET SERVICE PROVIDER - 0.37%
Salesforce.Com, Inc. * (a)                            57,200                   1,171,456

INTERNET SOFTWARE - 2.71%
Cisco Systems, Inc. *                                444,600                   8,496,306

LEISURE TIME - 0.27%
Brunswick Corp.                                       19,600                     849,072

MANUFACTURING - 0.36%
Blout International, Inc. *                           68,100                   1,136,589

METAL & Metal Products - 0.67%
Gerdau SA, ADR (a)                                    79,500                     773,535
Southern Peru Copper Corp. (a)                        30,700                   1,315,188
                                                                          --------------
                                                                               2,088,723

NEWSPAPERS - 0.32%
Journal Register Company *                            57,600                   1,008,576

PETROLEUM SERVICES - 2.56%
Exxon Mobil Corp.                                    101,100                   5,810,217
Repsol YPF SA,- Sponsored ADR (a)                     87,700                   2,203,901
                                                                          --------------
                                                                               8,014,118

PHARMACEUTICALS - 2.63%
Caremark Rx, Inc. *                                   36,700                   1,633,884
Forest Laboratories, Inc. *                           28,700                   1,114,995
Pfizer, Inc.                                         199,300                   5,496,694
                                                                          --------------
                                                                               8,245,573

PUBLISHING - 2.39%
Gannett Company, Inc.                                105,400                   7,497,102

RAILROADS & EQUIPMENT - 0.25%
Burlington Northern Santa Fe Corp.                    16,500                     776,820

REAL ESTATE - 1.75%
American Home Mortgage Investment Corp., REIT        112,100                   3,919,016
Ashford Hospitality Trust, Inc., REIT                145,700                   1,573,560
                                                                          --------------
                                                                               5,492,576

RETAIL TRADE - 5.67%
Bed Bath & Beyond, Inc. *                             79,800                   3,334,044
CVS Corp.                                            202,900                   5,898,303
Home Depot, Inc.                                      96,400                   3,749,960
Manning Greg Auctions, Inc. * (a)                          0                           0
Spectrum Brands, Inc. *                               54,500                   1,798,500
Staples, Inc.                                        139,500                   2,974,140
                                                                          --------------
                                                                              17,754,947

SEMICONDUCTORS - 2.31%
Emulex Corp. *                                       141,600                   2,585,616
Marvell Technology Group, Ltd. *                      65,100                   2,476,404
Microsemi Corp. *                                    115,200                   2,165,760
                                                                          --------------
                                                                               7,227,780

SOFTWARE - 3.60%
Blackboard, Inc. * (a)                                73,200                   1,750,944
Microsoft Corp.                                      164,000                   4,073,760
Oracle Corp. *                                       152,600                   2,014,320
Secure Computing Corp. *                             139,000                   1,512,320
SS&C Technologies, Inc.                               60,700                   1,922,976
                                                                          --------------
                                                                              11,274,320

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE ALL CAP TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT                    VALUE
                                                       --------------           ---------------
COMMON STOCKS (CONTINUED)

STEEL - 0.60%
Posco-Sponsored ADR (a)                                     23,000              $    1,011,310
United States Steel Corp.                                   24,800                     852,376
                                                                                --------------
                                                                                     1,863,686

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.56%
KT Corp., Sponsored ADR (a)                                 81,300                   1,747,950

TELEPHONE - 0.81%
AT&T Corp.                                                  83,300                   1,586,032
Nippon Telegraph & Telephone Corp., ADR (a)                 43,900                     942,533
                                                                                --------------
                                                                                     2,528,565

TOBACCO - 0.51%
Altria Group, Inc.                                          24,600                   1,590,636

TRANSPORTATION - 1.19%
Yellow Roadway Corp. *                                      73,600                   3,738,880

TRUCKING & FREIGHT - 0.32%
Old Dominion Freight Lines, Inc. *                          37,700                   1,011,491
                                                       -----------              --------------
TOTAL COMMON STOCKS (Cost $296,432,260)                                         $  311,975,457
                                                                                --------------

SHORT TERM INVESTMENTS - 8.23%
Rabobank USA Financial Corp.
  3.35% due 07/01/2005                                 $ 2,100,000              $    2,100,000
State Street Navigator Securities Lending
  Prime Portfolio (c)                                   23,687,991                  23,687,991
                                                       -----------              --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $25,787,991)                                                              $   25,787,991
                                                                                --------------
REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State Street Corp.
  dated 06/30/2005 at 2.70% to be repurchased
  at $7,001 on 07/01/2005, collateralized by
  $5,000 U.S. Treasury Bonds, 8.125% due
  08/15/2019 (valued at $7,223, including
  interest) (c)                                        $     7,000              $        7,000
                                                       -----------              --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $7,000)                                                                   $        7,000
                                                                                --------------
TOTAL INVESTMENTS (QUANTITATIVE ALL CAP TRUST)
  (COST $322,227,251) - 107.80%                                                 $  337,770,448
LIABILITIES IN EXCESS OF OTHER ASSETS -
(7.80)%                                                                            (24,449,633)
                                                                                --------------
TOTAL NET ASSETS - 100.00%                                                      $  313,320,815
                                                                                ==============

ALL CAP CORE TRUST

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT                    VALUE
                                                 --------------           --------------
COMMON STOCKS - 92.96%

ADVERTISING - 0.96%
Omnicom Group, Inc.                                      29,200           $    2,331,912

AEROSPACE - 2.79%
General Dynamics Corp.                                    5,500                  602,470
Lockheed Martin Corp.                                    55,400                3,593,798
Raytheon Company                                         66,600                2,605,392
                                                                          --------------
                                                                               6,801,660

APPAREL & TEXTILES - 0.13%
Coach, Inc. *                                             9,700                  325,629

AUTO PARTS - 1.42%
American Axle & Manufacturing Holdings,
  Inc. (a)                                               58,100                1,468,187
Autoliv, Inc.                                            45,700                2,001,660
                                                                          --------------
                                                                               3,469,847

AUTOMOBILES - 0.19%
Monaco Coach Corp. (a)                                   10,500                  180,495
Tenneco Automotive, Inc. * (a)                           17,200                  286,208
                                                                          --------------
                                                                                 466,703

BANKING - 5.84%
Bank of America Corp.                                   146,800                6,695,548
Flagstar Bancorp, Inc. (a)                               12,600                  238,518
Golden West Financial Corp.                              35,100                2,259,738
SunTrust Banks, Inc.                                     32,300                2,333,352
US Bancorp                                               27,100                  791,320
Wachovia Corp.                                           38,700                1,919,520
                                                                          --------------
                                                                              14,237,996

BIOTECHNOLOGY - 0.86%
Genzyme Corp. *                                          35,100                2,109,159

BROADCASTING - 0.45%
Liberty Global, Inc. *                                    5,760                  268,819
Liberty Media Corp., Series A *                          80,700                  822,333
                                                                          --------------
                                                                               1,091,152

BUSINESS SERVICES - 2.86%
Alliance Data Systems Corp. *                            60,400                2,449,824
Cendant Corp.                                            93,100                2,082,647
Coinstar, Inc. * (a)                                      8,100                  183,789
Computer Sciences Corp. *                                51,600                2,254,920
                                                                          --------------
                                                                               6,971,180

CABLE AND TELEVISION - 0.79%
Cablevision Systems New York Group,
  Class A * (a)                                          59,700                1,922,340

CELLULAR COMMUNICATIONS - 1.65%
American Tower Corp., Class A * (a)                      54,500                1,145,590
Nextel Communications, Inc., Class A *                   40,600                1,311,786
NII Holdings, Inc., Class B * (a)                        24,700                1,579,318
                                                                          --------------
                                                                               4,036,694

CHEMICALS - 0.07%
Terra Industries, Inc. * (a)                             26,000                  177,060

COMPUTERS & BUSINESS EQUIPMENT - 2.46%
Apple Computer, Inc. *                                   64,300                2,366,883

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                                                    SHARES OR
                                                                    PRINCIPAL
                                                                      AMOUNT              VALUE
                                                                   -----------         -----------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Dell, Inc. *                                                          77,400           $ 3,058,074
International Business Machines Corp.                                  3,300               244,860
MTS Systems Corp. (a)                                                  9,600               322,368
                                                                                       -----------
                                                                                         5,992,185

CONTAINERS & GLASS - 0.22%
Owens-Illinois, Inc. *                                                21,400               536,070

COSMETICS & TOILETRIES - 0.17%
Kimberly-Clark Corp.                                                   6,800               425,612

CRUDE PETROLEUM & NATURAL GAS - 3.16%
Burlington Resources, Inc.                                            69,400             3,833,656
Cimarex Energy Company *                                               9,752               379,450
Sunoco, Inc.                                                          30,800             3,501,344
                                                                                       -----------
                                                                                         7,714,450

DOMESTIC OIL - 1.62%
Houston Exploration Company * (a)                                      2,400               127,320
Marathon Oil Corp.                                                    71,600             3,821,292
                                                                                       -----------
                                                                                         3,948,612

DRUGS & HEALTH CARE - 0.18%
Perrigo Company (a)                                                   20,800               289,952
Res-Care, Inc. * (a)                                                  10,800               146,448
                                                                                       -----------
                                                                                           436,400

ELECTRICAL EQUIPMENT - 4.05%
General Electric Company                                             285,300             9,885,645

ELECTRICAL UTILITIES - 3.01%
Duke Energy Corp.                                                    114,100             3,392,193
Exelon Corp.                                                          32,300             1,657,959
Public Service Enterprise Group, Inc.                                 37,700             2,292,914
                                                                                       -----------
                                                                                         7,343,066

ELECTRONICS - 0.26%
California Micro Devices Corp. * (a)                                  40,200               228,336
Harman International Industries, Inc.                                  5,100               414,936
                                                                                       -----------
                                                                                           643,272

FINANCIAL SERVICES - 6.72%
Bear Stearns Companies, Inc.                                          17,300             1,798,162
Citigroup, Inc.                                                       37,500             1,733,625
City Holding Company (a)                                               1,900                69,388
Countrywide Financial Corp.                                           73,100             2,822,391
Federal Home Loan Mortgage Corp.                                      55,600             3,626,788
Federal National Mortgage Association                                  6,000               350,400
Providian Financial Corp. * (a)                                      118,000             2,080,340
The Goldman Sachs Group, Inc.                                         38,400             3,917,568
                                                                                       -----------
                                                                                        16,398,662

FOOD & BEVERAGES - 2.07%
Hershey Foods Corp.                                                   48,900             3,036,690
Pilgrims Pride Corp. (a)                                              59,300             2,023,909
                                                                                       -----------
                                                                                         5,060,599

HEALTHCARE PRODUCTS - 5.04%
Baxter International, Inc.                                            68,400             2,537,640
Becton, Dickinson & Company                                           58,300             3,059,001
Johnson & Johnson                                                    103,000             6,695,000
                                                                                       -----------
                                                                                        12,291,641

HEALTHCARE SERVICES - 3.95%
Amedisys, Inc. * (a)                                                   9,000               331,020
Cerner Corp. * (a)                                                    19,500             1,325,415
HCA, Inc.                                                             58,900             3,337,863
UnitedHealth Group, Inc.                                              89,200             4,650,888
                                                                                       -----------
                                                                                         9,645,186

HOTELS & RESTAURANTS - 2.15%
CEC Entertainment, Inc. * (a)                                         10,200               429,318
Darden Restaurants, Inc.                                              47,800             1,576,444
McDonald's Corp.                                                     116,700             3,238,425
                                                                                       -----------
                                                                                         5,244,187

HOUSEHOLD PRODUCTS - 1.32%
The Clorox Company                                                    58,000             3,231,760

INSURANCE - 3.97%
American Financial Group, Inc.                                           800                26,816
Commerce Group, Inc. (a)                                               3,200               198,752
Genworth Financial, Inc.                                              96,600             2,920,218
Loews Corp. - Carolina Group (a)                                      83,500             2,782,220
Philadelphia Consolidated Holding Corp. * (a)                          3,600               305,136
W.R. Berkley Corp.                                                    96,625             3,447,580
                                                                                       -----------
                                                                                         9,680,722

INTERNATIONAL OIL - 1.38%
Kerr-McGee Corp.                                                      44,114             3,366,339

INTERNET CONTENT - 0.36%
Yahoo!, Inc. *                                                        25,100               869,715

INTERNET RETAIL - 0.43%
eBay, Inc. *                                                          31,800             1,049,718

INTERNET SERVICE PROVIDER - 0.35%
Google, Inc., Class A *                                                2,900               853,035

INTERNET SOFTWARE - 1.74%
Cisco Systems, Inc. *                                                222,600             4,253,886

LEISURE TIME - 1.63%
Polaris Industries, Inc. (a)                                           7,500               405,000
Regal Entertainment Group, Class A (a)                                13,600               256,768
Walt Disney Company                                                  131,500             3,311,170
                                                                                       -----------
                                                                                         3,972,938

MANUFACTURING - 0.74%
3M Company                                                            24,900             1,800,270

METAL & METAL PRODUCTS - 0.87%
Southern Peru Copper Corp. (a)                                        49,500             2,120,580

MINING - 1.22%
Newmont Mining Corp.                                                   9,500               370,785

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT                  VALUE
                                                    ------------           ------------
COMMON STOCKS (CONTINUED)

MINING (CONTINUED)
Phelps Dodge Corp. (a)                                    28,200           $  2,608,500
                                                                           ------------
                                                                              2,979,285

PETROLEUM SERVICES - 2.53%
Exxon Mobil Corp.                                         92,600              5,321,722
Veritas DGC, Inc. * (a)                                   30,200                837,748
                                                                           ------------
                                                                              6,159,470

PHARMACEUTICALS - 3.95%
Barr Pharmaceuticals, Inc. *                              51,300              2,500,362
Bristol-Myers Squibb Company                               4,800                119,904
Celgene Corp. * (a)                                       41,500              1,691,955
Endo Pharmaceutical Holdings, Inc. * (a)                  25,600                672,768
Merck & Company, Inc.                                     77,500              2,387,000
Pfizer, Inc.                                              81,700              2,253,286
                                                                           ------------
                                                                              9,625,275

PUBLISHING - 0.27%
John Wiley & Son, Class A (a)                              5,400                214,542
McGraw-Hill Companies, Inc.                               10,100                446,925
                                                                           ------------
                                                                                661,467

RAILROADS & EQUIPMENT - 0.12%
Norfolk Southern Corp.                                     9,300                287,928

REAL ESTATE - 1.60%
Apartment Investment & Management
  Company, Class A, REIT                                  13,400                548,328
Camden Property Trust, REIT                                8,100                435,375
Equity Office Properties Trust, REIT                      21,000                695,100
Equity Residential, REIT                                   8,200                301,924
Kimco Realty Corp., REIT                                   5,500                324,005
Liberty Property Trust, REIT                               3,500                155,085
New Century Financial Corp., REIT (a)                      1,000                 51,450
Pan Pacific Retail Properties, Inc., REIT                  2,200                146,036
Simon Property Group, Inc., REIT                           9,400                681,406
Vornado Realty Trust, REIT                                 6,200                498,480
Weingarten Realty Investors, REIT                          1,600                 62,752
                                                                           ------------
                                                                              3,899,941

RETAIL GROCERY - 0.18%
7 Eleven, Inc. * (a)                                      11,400                344,736
Safeway, Inc. (a)                                          4,600                103,914
                                                                           ------------
                                                                                448,650

RETAIL TRADE - 5.52%
Best Buy Company, Inc. (a)                                33,900              2,323,845
Federated Department Stores, Inc.                          9,400                688,832
Gap, Inc.                                                    400                  7,900
J.C. Penney Company, Inc.                                 48,200              2,534,356
Michael's Stores, Inc.                                    46,700              1,931,979
Payless ShoeSource, Inc. * (a)                            23,100                443,520
Target Corp.                                              70,600              3,841,346
Urban Outfitters, Inc. * (a)                              29,800              1,689,362
                                                                           ------------
                                                                             13,461,140

SEMICONDUCTORS - 4.30%
Intel Corp.                                              196,900              5,131,214
MEMC Electronic Materials, Inc. * (a)                     87,600              1,381,452
Microchip Technology, Inc.                                44,400              1,315,128
Texas Instruments, Inc.                                   94,500              2,652,615
                                                                           ------------
                                                                             10,480,409

SOFTWARE - 2.36%
Autodesk, Inc. *                                          56,100              1,928,157
CCC Information Services Group, Inc. * (a)                 8,831                211,503
Citrix Systems, Inc. *                                    82,000              1,776,120
Microsoft Corp.                                           74,000              1,838,160
                                                                           ------------
                                                                              5,753,940

TELEPHONE - 2.48%
ALLTEL Corp.                                              11,100                691,308
AT&T Corp.                                                23,900                455,056
Sprint Corp.                                              27,900                700,011
Verizon Communications, Inc.                             121,400              4,194,370
                                                                           ------------
                                                                              6,040,745

TOBACCO - 0.55%
Altria Group, Inc.                                        20,900              1,351,394

TRUCKING & FREIGHT - 2.02%
Fedex Corp.                                               22,700              1,838,927
Ryder Systems, Inc.                                       84,200              3,081,720
                                                                           ------------
                                                                              4,920,647
                                                                           ------------
TOTAL COMMON STOCKS (Cost $216,907,186)                                    $226,776,173
                                                                           ------------

WARRANTS - 0.01%

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.01%
Lucent Technologies, Inc.
  (Expiration date 12/10/2007; strike
  price $2.75) *                                          27,106                 20,872
                                                    ------------           ------------
TOTAL WARRANTS (Cost $0)                                                   $     20,872
                                                                           ------------
SHORT TERM INVESTMENTS - 11.38%
State Street Navigator Securities
  Lending Prime Portfolio (c)                       $ 26,772,587           $ 26,772,587
United States Treasury Bills
  zero coupon due 07/28/2005 ****                      1,000,000                997,836
                                                    ------------           ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $27,770,480)                                                         $ 27,770,423
                                                                           ------------

    The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT                  VALUE
                                                    ------------           -------------
REPURCHASE AGREEMENTS - 5.68%
Repurchase Agreement with State Street Corp.
  dated 06/30/2005 at 1.40% to be repurchased
  at $13,856,539 on 07/01/2005,
  collateralized by $13,910,000 U.S. Treasury
  Notes, 4.00% due 11/15/2012 (valued at
  $14,136,038, including interest) (c)              $ 13,856,000           $ 13,856,000
                                                    ------------           ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $13,856,000)                                                         $ 13,856,000
                                                                           ------------

TOTAL INVESTMENTS (ALL CAP CORE TRUST)
  (COST $258,533,666) - 110.03%                                            $268,423,468
LIABILITIES IN EXCESS OF OTHER ASSETS -
(10.03)%                                                                    (24,469,363)
                                                                           ------------
TOTAL NET ASSETS - 100.00%                                                 $243,954,105
                                                                           ============

LARGE CAP GROWTH TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT               VALUE
                                                        ----------         -------------
COMMON STOCKS - 98.35%

ADVERTISING - 0.67%
Omnicom Group, Inc.                                         50,600         $   4,040,916

AEROSPACE - 1.68%
Boeing Company                                             125,600             8,289,600
Honeywell International, Inc.                               52,200             1,912,086
                                                                           -------------
                                                                              10,201,686

AGRICULTURE - 0.91%
Monsanto Company                                            87,600             5,507,412

APPAREL & TEXTILES - 0.44%
Cintas Corp.                                                29,000             1,119,400
NIKE, Inc., Class B                                         18,100             1,567,460
                                                                           -------------
                                                                               2,686,860

AUTO PARTS - 0.17%
Gentex Corp. (a)                                            57,900             1,053,780

BANKING - 1.30%
Bank of America Corp.                                      133,300             6,079,813
Wachovia Corp.                                              36,900             1,830,240
                                                                           -------------
                                                                               7,910,053

BIOTECHNOLOGY - 2.07%
Amgen, Inc. *                                               50,400             3,047,184
Genentech, Inc. *                                          118,100             9,481,068
                                                                           -------------
                                                                              12,528,252

BROADCASTING - 0.78%
Univision Communications, Inc., Class A * (a)               92,600             2,551,130
XM Satellite Radio
  Holdings, Inc., Class A * (a)                             64,200             2,160,972
                                                                           -------------
                                                                               4,712,102

BUSINESS SERVICES - 1.63%
Affiliated Computer Services, Inc.,
  Class A * (a)                                             40,150             2,051,665
Automatic Data Processing, Inc.                            100,700             4,226,379
Cadence Design Systems, Inc. *                             147,100             2,009,386
Robert Half International, Inc.                             65,000             1,623,050
                                                                           -------------
                                                                               9,910,480

CABLE AND TELEVISION - 0.39%
Comcast Corp., Class A *                                    38,500             1,181,950
EchoStar Communications Corp., Class A                      38,625             1,164,544
                                                                           -------------
                                                                               2,346,494

CELLULAR COMMUNICATIONS - 0.51%
Nextel Communications, Inc., Class A *                      96,600             3,121,146

CHEMICALS - 0.39%
Praxair, Inc.                                               50,200             2,339,320

COLLEGES & UNIVERSITIES - 0.42%
Apollo Group, Inc., Class A *                               32,600             2,549,972

COMPUTERS & BUSINESS EQUIPMENT - 4.59%
Dell, Inc. *                                               301,600            11,916,216
EMC Corp. *                                                441,000             6,046,110
International Business Machines Corp.                       81,100             6,017,620
National Instruments Corp. (a)                              71,300             1,511,560
Network Appliance, Inc. *                                   83,300             2,354,891
                                                                           -------------
                                                                              27,846,397

COSMETICS & TOILETRIES - 5.44%
Avon Products, Inc.                                         97,460             3,688,861
Colgate-Palmolive Company                                   80,500             4,017,755
Estee Lauder Companies, Inc., Class A                       40,100             1,569,113
Procter & Gamble Company                                   252,400            13,314,100
The Gillette Company                                       205,500            10,404,465
                                                                           -------------
                                                                              32,994,294

DRUGS & HEALTH CARE - 1.73%
Wyeth                                                      236,500            10,524,250

ELECTRICAL EQUIPMENT - 5.36%
American Power Conversion Corp. (a)                         24,900               587,391
General Electric Company                                   869,100            30,114,315
Molex, Inc. (a)                                             70,200             1,828,008
                                                                           -------------
                                                                              32,529,714

ELECTRONICS - 0.59%
Adobe Systems, Inc.                                         60,600             1,734,372
Amphenol Corp., Class A (a)                                 10,600               425,802
Thermo Electron Corp. *                                     52,000             1,397,240
                                                                           -------------
                                                                               3,557,414

FINANCIAL SERVICES - 1.75%
Federal Home Loan Mortgage Corp.                            16,300             1,063,249
JPMorgan Chase & Company                                    47,196             1,666,963
SLM Corp.                                                   77,500             3,937,000
State Street Corp. (c)                                      42,500             2,050,625
The Goldman Sachs Group, Inc.                               18,800             1,917,976
                                                                           -------------
                                                                              10,635,813

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP GROWTH TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT               VALUE
                                                 ---------          ------------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES - 4.99%
Hershey Foods Corp.                                 28,900          $  1,794,690
Kellogg Company                                     49,700             2,208,668
PepsiCo, Inc.                                      213,800            11,530,234
The Coca-Cola Company                              239,100             9,982,425
The J.M. Smucker Company (a)                        60,600             2,844,564
William Wrigley Jr. Company                         27,800             1,913,752
                                                                    ------------
                                                                      30,274,333

HEALTHCARE PRODUCTS - 6.09%
Baxter International, Inc.                         102,000             3,784,200
Beckman Coulter, Inc.                               33,000             2,097,810
Johnson & Johnson                                  285,800            18,577,000
Medtronic, Inc.                                    177,780             9,207,226
St. Jude Medical, Inc. *                            75,200             3,279,472
                                                                    ------------
                                                                      36,945,708

HEALTHCARE SERVICES - 2.47%
Quest Diagnostics, Inc.                             47,200             2,514,344
UnitedHealth Group, Inc.                           239,660            12,495,872
                                                                    ------------
                                                                      15,010,216

HOUSEHOLD PRODUCTS - 0.30%
The Clorox Company                                  32,800             1,827,616

INSURANCE - 2.58%
Ambac Financial Group, Inc.                         39,900             2,783,424
American International Group, Inc.                 221,056            12,843,354
                                                                    ------------
                                                                      15,626,778

INTERNATIONAL OIL - 0.52%
Nabors Industries, Ltd. *                           51,600             3,127,992

INTERNET CONTENT - 0.97%
Yahoo!, Inc. *                                     170,300             5,900,895

INTERNET RETAIL - 1.60%
Amazon.com, Inc. * (a)                             140,610             4,651,379
eBay, Inc. *                                       152,400             5,030,724
                                                                    ------------
                                                                       9,682,103

INTERNET SERVICE PROVIDER - 1.06%
Google, Inc., Class A *                             21,800             6,412,470

INTERNET SOFTWARE - 3.38%
Cisco Systems, Inc. *                              822,695            15,721,701
Juniper Networks, Inc. * (a)                       139,000             3,500,020
McAfee, Inc. *                                      48,100             1,259,258
                                                                    ------------
                                                                      20,480,979

LEISURE TIME - 0.28%
Walt Disney Company                                 67,757             1,706,121

LIFE SCIENCES - 0.30%
Waters Corp. *                                      48,300             1,795,311

MANUFACTURING - 2.08%
3M Company                                         108,400             7,837,320
Danaher Corp.                                       34,000             1,779,560

Tyco International, Ltd.                           103,400             3,019,280
                                                                    ------------
                                                                      12,636,160

METAL & METAL PRODUCTS - 0.19%
Precision Castparts Corp.                           14,800             1,152,920

OFFICE FURNISHINGS & SUPPLIES - 0.33%
Herman Miller, Inc.                                 65,000             2,004,600

PETROLEUM SERVICES - 2.65%
Baker Hughes, Inc.                                  63,200             3,233,312
BJ Services Company                                 64,800             3,400,704
Schlumberger, Ltd.                                 124,700             9,469,718
                                                                    ------------
                                                                      16,103,734

PHARMACEUTICALS - 6.20%
Abbott Laboratories                                199,400             9,772,594
Eli Lilly & Company                                102,125             5,689,384
Merck & Company, Inc.                               91,400             2,815,120
Pfizer, Inc.                                       397,446            10,961,560
Schering-Plough Corp.                              440,200             8,390,212
                                                                    ------------
                                                                      37,628,870

RETAIL GROCERY - 0.43%
Sysco Corp. (a)                                     72,700             2,631,013

RETAIL TRADE - 9.22%
Best Buy Company, Inc.                              51,500             3,530,325
CVS Corp.                                           49,400             1,436,058
Home Depot, Inc.                                   166,300             6,469,070
J.C. Penney Company, Inc.                           60,800             3,196,864
Kohl's Corp. *                                      83,700             4,679,667
Lowe's Companies, Inc.                              42,200             2,456,884
Staples, Inc.                                      143,850             3,066,882
Target Corp.                                       131,900             7,176,679
Walgreen Company                                   192,400             8,848,476
Wal-Mart Stores, Inc.                              313,400            15,105,880
                                                                    ------------
                                                                      55,966,785

SEMICONDUCTORS - 9.20%
Altera Corp. *                                     148,600             2,945,252
Analog Devices, Inc.                               140,400             5,238,324
Applied Materials, Inc.                            285,295             4,616,073
Intel Corp.                                        873,900            22,773,834
KLA-Tencor Corp.                                    69,845             3,052,227
Linear Technology Corp.                             80,200             2,942,538
Texas Instruments, Inc.                            415,775            11,670,804
Xilinx, Inc.                                       102,000             2,601,000
                                                                    ------------
                                                                      55,840,052

SOFTWARE - 7.25%
BEA Systems, Inc. * (a)                            426,700             3,746,426
Intuit, Inc. *                                      42,800             1,930,708
Microsoft Corp.                                  1,198,510            29,770,988

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP GROWTH TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT                    VALUE
                                                        ------------            ---------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Oracle Corp. *                                               648,100            $    8,554,920
                                                                                --------------
                                                                                    44,003,042

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.79%
QUALCOMM, Inc.                                               237,200                 7,829,972
SBC Communications, Inc.                                     128,700                 3,056,625
                                                                                --------------
                                                                                    10,886,597

TELEPHONE - 0.97%
Verizon Communications, Inc.                                 170,900                 5,904,595

TRANSPORTATION - 0.09%
C. H. Robinson Worldwide, Inc.                                 9,210                   536,022

TRAVEL SERVICES - 1.48%
American Express Company                                     168,600                 8,974,578

TRUCKING & FREIGHT - 1.11%
United Parcel Service, Inc., Class B                          97,000                 6,708,520
                                                        ------------            --------------
TOTAL COMMON STOCKS (Cost $559,694,739)                                         $  596,764,365
                                                                                --------------

SHORT TERM INVESTMENTS - 4.40%
State Street Navigator Securities
  Lending Prime Portfolio (c)                           $ 26,709,727            $   26,709,727
                                                        ------------            --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $26,709,727)                                                              $   26,709,727
                                                                                --------------

REPURCHASE AGREEMENTS - 0.93%
Repurchase Agreement with State Street Corp.
  dated 06/30/2005 at 2.50% to be repurchased
  at $5,614,390 on 07/01/2005, collateralized
  by $5,735,000 U.S. Treasury Notes, 3.50% due
  06/30/2007 (valued at $5,727,831, including
  interest) (c)                                         $  5,614,000            $    5,614,000
                                                        ------------            --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $5,614,000)                                                               $    5,614,000
                                                                                --------------

TOTAL INVESTMENTS (LARGE CAP GROWTH TRUST)
  (COST $592,018,466) - 103.68%                                                 $  629,088,092
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.68)%                                    (22,323,510)
                                                                                --------------
TOTAL NET ASSETS - 100.00%                                                      $  606,764,582
                                                                                ==============

BLUE CHIP GROWTH TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                     VALUE
                                                         ---------               -------------
COMMON STOCKS - 98.99%

ADVERTISING - 0.28%
Omnicom Group, Inc.                                         88,900               $   7,099,554

AEROSPACE - 1.77%
General Dynamics Corp.                                      81,700                   8,949,418
Honeywell International, Inc.                              454,800                  16,659,324
Lockheed Martin Corp.                                      232,200                  15,062,814
Rockwell Collins, Inc. (a)                                  71,700                   3,418,656
                                                                                 -------------
                                                                                    44,090,212

AGRICULTURE - 0.47%
Monsanto Company                                           184,900                  11,624,663

BANKING - 3.39%
Bank of America Corp.                                      588,100                  26,823,241
Bank of New York Company, Inc.                             139,800                   4,023,444
Northern Trust Corp.                                       452,500                  20,629,475
US Bancorp                                                 371,100                  10,836,120
Wells Fargo Company                                        361,300                  22,248,854
                                                                                 -------------
                                                                                    84,561,134

BIOTECHNOLOGY - 2.70%
Amgen, Inc. *                                              612,100                  37,007,566
Biogen Idec, Inc. *                                        131,300                   4,523,285
Genentech, Inc. *                                          322,300                  25,874,244
                                                                                 -------------
                                                                                    67,405,095

BROADCASTING - 1.93%
Liberty Media Corp., Series A *                            974,300                   9,928,117
News Corp.                                               1,029,600                  16,658,928
Viacom, Inc., Class B                                      671,184                  21,491,312
                                                                                 -------------
                                                                                    48,078,357

BUSINESS SERVICES - 2.73%
Accenture, Ltd., Class A *                                 388,800                   8,814,096
Affiliated Computer Services, Inc.,
Class A * (a)                                                5,300                     270,830
Automatic Data Processing, Inc.                            404,900                  16,993,653
Cendant Corp.                                              262,500                   5,872,125
ChoicePoint, Inc. *                                         72,400                   2,899,620
First Data Corp.                                           403,300                  16,188,462
Paychex, Inc.                                              133,900                   4,357,106
VERITAS Software Corp. *                                   518,625                  12,654,450
                                                                                 -------------
                                                                                    68,050,342

CABLE AND TELEVISION - 2.05%
Comcast Corp.-Special Class A *                            691,700                  20,716,415
Rogers Communications, Inc.                                146,000                   4,800,480
Time Warner, Inc. *                                      1,538,900                  25,715,019
                                                                                 -------------
                                                                                    51,231,914

CELLULAR COMMUNICATIONS - 1.63%
America Movil S.A. de C.V., Series L, ADR                  166,600                   9,931,026
Nextel Communications, Inc., Class A *                     903,600                  29,195,316
Nextel Partners, Inc., Class A *                            62,000                   1,560,540
                                                                                 -------------
                                                                                    40,686,882

COLLEGES & UNIVERSITIES - 0.87%
Apollo Group, Inc., Class A *                              278,500                  21,784,270

COMPUTERS & BUSINESS EQUIPMENT - 2.98%
Dell, Inc. *                                             1,275,100                  50,379,201
EMC Corp. *                                              1,146,200                  15,714,402

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH TRUST (CONTINUED)

                                                               SHARES OR
                                                               PRINCIPAL
                                                                 AMOUNT                 VALUE
                                                               ----------           ------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT
(CONTINUED)
Research In Motion, Ltd. *                                        111,000           $  8,186,250
                                                                                    ------------
                                                                                      74,279,853

COSMETICS & TOILETRIES - 1.33%
Procter & Gamble Company                                          204,600             10,792,650
The Gillette Company                                              442,200             22,388,586
                                                                                    ------------
                                                                                      33,181,236

DOMESTIC OIL - 0.41%
Murphy Oil Corp. (a)                                              198,000             10,341,540

DRUGS & HEALTH CARE - 0.62%
Wyeth                                                             349,000             15,530,500

ELECTRICAL EQUIPMENT - 3.10%
General Electric Company                                        2,237,100             77,515,515

ELECTRONICS - 0.65%
Adobe Systems, Inc.                                               444,200             12,713,004
Samsung Electronics Company                                         7,100              3,393,711
                                                                                    ------------
                                                                                      16,106,715

FINANCIAL SERVICES - 13.08%
Ameritrade Holding Corp. *                                      1,049,600             19,512,064
Charles Schwab Corp.                                            1,278,000             14,415,840
Citigroup, Inc.                                                 1,807,196             83,546,671
Fiserv, Inc. * (a)                                                241,500             10,372,425
Franklin Resources, Inc.                                          438,200             33,732,636
Legg Mason, Inc.                                                  321,150             33,434,926
Mellon Financial Corp.                                            452,000             12,967,880
Merrill Lynch & Company, Inc.                                     427,000             23,489,270
Morgan Stanley                                                    205,300             10,772,091
SLM Corp.                                                         364,100             18,496,280
State Street Corp. (c)                                            930,900             44,915,925
The Goldman Sachs Group, Inc.                                     205,600             20,975,312
                                                                                    ------------
                                                                                     326,631,320

FOOD & BEVERAGES - 1.22%
PepsiCo, Inc.                                                     427,270             23,042,671
Starbucks Corp. *                                                  46,000              2,376,360
The Coca-Cola Company                                             121,800              5,085,150
                                                                                    ------------
                                                                                      30,504,181

HEALTHCARE PRODUCTS - 4.11%
Biomet, Inc.                                                      313,000             10,842,320
Boston Scientific Corp. *                                         121,600              3,283,200
Johnson & Johnson                                                 502,800             32,682,000
Medtronic, Inc.                                                   612,700             31,731,733
St. Jude Medical, Inc. *                                          278,000             12,123,580
Stryker Corp. (a)                                                 250,900             11,932,804
                                                                                    ------------
                                                                                     102,595,637

HEALTHCARE SERVICES - 5.79%
UnitedHealth Group, Inc.                                        1,722,600             89,816,364
Wellpoint, Inc. *                                                 785,300             54,688,292
                                                                                    ------------
                                                                                     144,504,656

HOTELS & RESTAURANTS - 1.68%
Harrah's Entertainment, Inc.                                      187,300             13,498,711
Marriott International, Inc., Class A                             183,300             12,504,726
McDonald's Corp.                                                  314,200              8,719,050
Wynn Resorts, Ltd. * (a)                                          152,800              7,222,856
                                                                                    ------------
                                                                                      41,945,343

HOUSEHOLD PRODUCTS - 0.31%
Fortune Brands, Inc.                                               88,300              7,841,040

INDUSTRIAL MACHINERY - 0.66%
Deere & Company                                                   251,400             16,464,186

INSURANCE - 3.22%
AFLAC, Inc.                                                        28,200              1,220,496
American International Group, Inc.                                708,227             41,147,989
Hartford Financial Services Group, Inc. (a)                       328,200             24,542,796
Marsh & McLennan Companies, Inc. (a)                              460,800             12,764,160
Willis Group Holdings, Ltd. (a)                                    19,400                634,768
                                                                                    ------------
                                                                                      80,310,209

INTERNET CONTENT - 1.18%
Yahoo!, Inc. *                                                    849,000             29,417,850

INTERNET RETAIL - 1.24%
Amazon.com, Inc. * (a)                                            283,600              9,381,488
eBay, Inc. *                                                      378,300             12,487,683
IAC/InterActiveCorp * (a)                                         375,800              9,037,990
                                                                                    ------------
                                                                                      30,907,161

INTERNET SERVICE PROVIDER - 1.09%
Google, Inc., Class A *                                            92,800             27,297,120

INTERNET SOFTWARE - 1.82%
Cisco Systems, Inc. *                                           1,751,300             33,467,343
Juniper Networks, Inc. * (a)                                      478,700             12,053,666
                                                                                    ------------
                                                                                      45,521,009

LEISURE TIME - 2.05%
Carnival Corp.                                                    632,300             34,491,965
International Game Technology, Inc.                               542,000             15,257,300
Walt Disney Company                                                58,200              1,465,476
                                                                                    ------------
                                                                                      51,214,741

MANUFACTURING - 3.49%
Danaher Corp.                                                     974,300             50,994,862
Tyco International, Ltd.                                        1,235,496             36,076,483
                                                                                    ------------
                                                                                      87,071,345

MINING - 0.01%
BHP Billiton, Ltd.                                                 25,300                349,746

NEWSPAPERS - 0.56%
E.W. Scripps Company, Class A (a)                                 286,300             13,971,440

PETROLEUM SERVICES - 5.12%
Baker Hughes, Inc.                                                590,700             30,220,212

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH TRUST (CONTINUED)

                                                             SHARES OR
                                                             PRINCIPAL
                                                               AMOUNT                   VALUE
                                                           --------------          ----------------
COMMON STOCKS (CONTINUED)

PETROLEUM SERVICES (CONTINUED)
BJ Services Company                                               74,000           $     3,883,520
Exxon Mobil Corp.                                                382,800                21,999,516
Schlumberger, Ltd.                                               495,600                37,635,864
Smith International, Inc.                                        409,300                26,072,410
Total SA SADR                                                     14,800                 1,729,380
Transocean, Inc. *                                               115,900                 6,255,123
                                                                                   ---------------
                                                                                       127,796,025

PHARMACEUTICALS - 3.12%
Abbott Laboratories                                              110,200                 5,400,902
Caremark Rx, Inc. *                                              169,500                 7,546,140
Eli Lilly & Company                                               27,600                 1,537,596
Gilead Sciences, Inc. *                                          551,300                24,251,687
IVAX Corp. * (a)                                                  45,100                   969,650
Pfizer, Inc.                                                     887,391                24,474,244
Sepracor, Inc. *                                                  44,300                 2,658,443
Teva Pharmaceutical Industries, Ltd.,
  Sponsored ADR                                                  355,600                11,073,384
                                                                                   ---------------
                                                                                        77,912,046

PUBLISHING - 0.18%
McGraw-Hill Companies, Inc.                                      100,700                 4,455,975

RAILROADS & EQUIPMENT - 0.06%
Union Pacific Corp.                                               21,900                 1,419,120

RETAIL GROCERY - 0.42%
Sysco Corp. (a)                                                  286,800                10,379,292

RETAIL TRADE - 7.14%
Best Buy Company, Inc.                                           280,900                19,255,695
CVS Corp.                                                        393,600                11,441,952
Home Depot, Inc.                                                 936,400                36,425,960
Kohl's Corp. *                                                   467,100                26,115,561
Target Corp.                                                     733,300                39,898,853
Wal-Mart Stores, Inc.                                            936,500                45,139,300
                                                                                   ---------------
                                                                                       178,277,321

SEMICONDUCTORS - 5.95%
Analog Devices, Inc.                                             581,900                21,710,689
Intel Corp.                                                    1,612,200                42,013,932
KLA-Tencor Corp.                                                  72,200                 3,155,140
Linear Technology Corp.                                          174,800                 6,413,412
Marvell Technology Group, Ltd. *                                 242,100                 9,209,484
Maxim Integrated Products, Inc.                                  702,100                26,827,241
Microchip Technology, Inc. (a)                                   140,900                 4,173,458
Texas Instruments, Inc.                                          637,000                17,880,590
Xilinx, Inc.                                                     673,400                17,171,700
                                                                                   ---------------
                                                                                       148,555,646

SOFTWARE - 4.42%
Intuit, Inc. *                                                   323,200                14,579,552
Microsoft Corp.                                                3,007,400                74,703,816
Oracle Corp. *                                                 1,599,100                21,108,120
                                                                                   ---------------
                                                                                       110,391,488

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.45%
Corning, Inc. *                                                  994,600                16,530,252
Nokia Oyj-Sponsored ADR                                        1,237,200                20,587,008
QUALCOMM, Inc.                                                   407,300                13,444,973
Telus Corp.                                                      314,900                10,709,749
                                                                                   ---------------
                                                                                        61,271,982

TOBACCO - 0.40%
Altria Group, Inc.                                               155,700                10,067,562

TRAVEL SERVICES - 1.29%
American Express Company                                         603,700                32,134,951

TRUCKING & FREIGHT - 0.02%
United Parcel Service, Inc., Class B                               7,600                   525,616
                                                           -------------           ---------------
TOTAL COMMON STOCKS (Cost $2,217,316,059)                                          $ 2,471,301,790
                                                                                   ---------------

SHORT TERM INVESTMENTS - 2.12%
State Street Navigator Securities
  Lending Prime Portfolio (c)                              $  38,805,837           $    38,805,837

T. Rowe Price Reserve Investment Fund (c)                     14,075,111                14,075,111
                                                           -------------           ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $52,880,948)                                                                 $    52,880,948
                                                                                   ---------------
REPURCHASE AGREEMENTS - 0.21%
Repurchase Agreement with State Street
  Corp. dated 06/30/2005 at 1.40% to
  be repurchased at $5,220,203 on
  07/01/2005, collateralized by
  $5,280,000 Federal Home Loan
  Mortgage Corporation, 4.20% due
  10/20/2009 (valued at $5,326,200,
  including interest) (c)                                  $   5,220,000           $     5,220,000
                                                           -------------           ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $5,220,000)                                                                  $     5,220,000
                                                                                   ---------------
TOTAL INVESTMENTS (BLUE CHIP GROWTH TRUST)
  (COST $2,275,417,007) - 101.32%                                                  $ 2,529,402,738
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.32)%                                        (32,964,779)
                                                                                   ---------------
TOTAL NET ASSETS - 100.00%                                                         $ 2,496,437,959
                                                                                   ===============

U.S. LARGE CAP TRUST

                                     SHARES OR
                                     PRINCIPAL
                                       AMOUNT             VALUE
                                     ---------         -----------
COMMON STOCKS - 99.64%

ADVERTISING - 0.43%
Monster Worldwide, Inc. *              50,700          $ 1,454,076
Omnicom Group, Inc.                    15,500            1,237,830
                                                         ---------
                                                         2,691,906
AEROSPACE - 1.95%
Boeing Company                         34,800            2,296,800

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT               VALUE
                                                     ---------          ------------
COMMON STOCKS (CONTINUED)

AEROSPACE (CONTINUED)
United Technologies Corp.                              193,800           $ 9,951,630
                                                                         -----------
                                                                          12,248,430
ALUMINUM - 0.63%
Alcoa, Inc.                                            151,200             3,950,856

BANKING - 3.00%
Golden West Financial Corp.                            105,200             6,772,776
Hudson City Bancorp, Inc. (a)                          146,600             1,672,706
Wells Fargo Company                                    169,100            10,413,178
                                                                         -----------
                                                                          18,858,660

BIOTECHNOLOGY - 1.45%
Amgen, Inc. *                                           78,400             4,740,064
Applera Corp.-Applied Biosystems Group                 108,000             2,124,360
Millennium Pharmaceuticals, Inc. *                     242,800             2,250,756
                                                                         -----------
                                                                           9,115,180

BROADCASTING - 0.58%
Clear Channel Communications, Inc. (a)                  61,400             1,899,102
Viacom, Inc., Class B                                   54,200             1,735,484
                                                                         -----------
                                                                           3,634,586

BUILDING MATERIALS & CONSTRUCTION - 0.97%
American Standard Companies, Inc.                      145,200             6,086,784

BUSINESS SERVICES - 2.69%
Accenture, Ltd., Class A *                              52,000             1,178,840
Affiliated Computer Services, Inc.,
Class A * (a)                                          178,100             9,100,910
Automatic Data Processing, Inc.                         35,900             1,506,723
Fluor Corp.                                             88,800             5,113,992
                                                                         -----------
                                                                          16,900,465

CABLE AND TELEVISION - 2.09%
Comcast Corp., Class A *                                65,800             2,020,060
DIRECTV Group, Inc. *                                  143,836             2,229,458
Time Warner, Inc. *                                    532,400             8,896,404
                                                                         -----------
                                                                          13,145,922

CELLULAR COMMUNICATIONS - 0.26%
American Tower Corp., Class A * (a)                     77,300             1,624,846

CHEMICALS - 1.64%
Air Products & Chemicals, Inc.                          37,900             2,285,370
Dow Chemical Company                                    94,600             4,212,538
E.I. Du Pont De Nemours & Company                       24,600             1,058,046
Huntsman Corp. * (a)                                    86,700             1,757,409
Methanex Corp.                                          60,000               988,200
                                                                         -----------
                                                                          10,301,563

COMPUTERS & BUSINESS EQUIPMENT - 1.89%
Hewlett-Packard Company                                106,400             2,501,464
International Business Machines Corp.                   16,800             1,246,560
Lexmark International, Inc. *                           65,800             4,265,814
Seagate Technology, Inc. * (a)                          56,000               982,800
Sun Microsystems, Inc. *                               776,100             2,894,853
                                                                         -----------
                                                                          11,891,491

COSMETICS & TOILETRIES - 0.44%
Kimberly-Clark Corp.                                    20,300             1,270,577
Procter & Gamble Company                                28,200             1,487,550
                                                                         -----------
                                                                           2,758,127

DOMESTIC OIL - 1.56%
Unocal Corp.                                           150,100             9,764,005

DRUGS & HEALTH CARE - 0.16%
ImClone Systems, Inc. * (a)                             33,000             1,022,010

ELECTRICAL EQUIPMENT - 3.49%
Cooper Industries, Ltd., Class A                        70,600             4,511,340
Emerson Electric Company                                16,200             1,014,606
General Electric Company                               472,600            16,375,590
                                                                         -----------
                                                                          21,901,536
ELECTRICAL UTILITIES - 1.83%
Calpine Corp. * (a)                                    522,000             1,774,800
Duke Energy Corp.                                      122,400             3,638,952
Edison International (a)                                35,100             1,423,305
The AES Corp. *                                        284,000             4,651,920
                                                                         -----------
                                                                          11,488,977

ELECTRONICS - 2.65%
Agilent Technologies, Inc. *                           230,304             5,301,598
Avnet, Inc. *                                          113,700             2,561,661
Flextronics International, Ltd. * (a)                  286,200             3,780,702
Jabil Circuit, Inc. *                                  163,000             5,008,990
                                                                         -----------
                                                                          16,652,951

FINANCIAL SERVICES - 11.08%
Americredit Corp. * (a)                                 62,600             1,596,300
Federal Home Loan Mortgage Corp.                       102,800             6,705,644
Federal National Mortgage Association                  155,300             9,069,520
IndyMac Bancorp, Inc.                                   69,400             2,826,662
JPMorgan Chase & Company                               394,892            13,947,585
SLM Corp.                                              286,900            14,574,520
State Street Corp. (c)                                  66,200             3,194,150
The Goldman Sachs Group, Inc.                           12,800             1,305,856
Washington Mutual, Inc.                                401,400            16,332,966
                                                                         -----------
                                                                          69,553,203

FOOD & BEVERAGES - 3.39%
Campbell Soup Company                                   90,400             2,781,608
Kraft Foods, Inc., Class A (a)                         138,600             4,408,866
Pepsi Bottling Group, Inc.                              40,000             1,144,400
PepsiCo, Inc.                                          126,900             6,843,717
Unilever NV                                             94,400             6,119,952
                                                                         -----------
                                                                          21,298,543

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT               VALUE
                                                         ----------          ------------
COMMON STOCKS (CONTINUED)

FURNITURE & FIXTURES - 0.29%
Leggett & Platt, Inc.                                        67,700          $  1,799,466

GAS & PIPELINE UTILITIES - 0.64%
Kinder Morgan Management LLC * (a)                           33,167             1,525,682
Kinder Morgan, Inc.                                          30,300             2,520,960
                                                                             ------------
                                                                                4,046,642

HEALTHCARE PRODUCTS - 1.78%
Baxter International, Inc.                                  115,200             4,273,920
Guidant Corp.                                                79,049             5,319,998
Medtronic, Inc.                                              30,100             1,558,879
                                                                             ------------
                                                                               11,152,797

HEALTHCARE SERVICES - 3.36%
DaVita, Inc. * (a)                                           93,450             4,250,106
Lincare Holdings, Inc. *                                    113,000             4,614,920
McKesson Corp.                                               49,600             2,221,584
Medco Health Solutions, Inc. *                               75,800             4,044,688
Wellpoint, Inc. *                                            85,800             5,975,112
                                                                             ------------
                                                                               21,106,410

HOLDINGS COMPANIES/CONGLOMERATES - 1.18%
Berkshire Hathaway, Inc., Class A *                              89             7,431,500

HOTELS & RESTAURANTS - 0.21%
Starwood Hotels & Resorts Worldwide, Inc.                    22,200             1,300,254

INDUSTRIAL MACHINERY - 0.10%
Ingersoll-Rand Company, Class A                               8,800               627,880

INSURANCE - 1.90%
American International Group, Inc.                           95,687             5,559,415
Chubb Corp.                                                  34,700             2,970,667
Hartford Financial Services Group, Inc.                      18,600             1,390,908
XL Capital, Ltd., Class A                                    27,000             2,009,340
                                                                             ------------
                                                                               11,930,330

INTERNATIONAL OIL - 3.48%
Royal Dutch Petroleum Company- NY Shares                    209,700            13,609,530
Shell Transport & Trading Company PLC, ADR (a)               67,800             3,936,468
Weatherford International, Ltd. *                            74,400             4,313,712
                                                                             ------------
                                                                               21,859,710

INTERNET RETAIL - 1.27%
Amazon.com, Inc. * (a)                                       41,500             1,372,820
eBay, Inc. *                                                110,300             3,641,003
IAC/InterActiveCorp * (a)                                   122,700             2,950,935
                                                                             ------------
                                                                                7,964,758

INTERNET SERVICE PROVIDER - 0.41%
Google, Inc., Class A *                                       8,700             2,559,105

INTERNET SOFTWARE - 1.98%
Checkfree Corp. *                                            37,700             1,284,062
Cisco Systems, Inc. *                                       455,400             8,702,694
VeriSign, Inc. *                                             84,500             2,430,220
                                                                             ------------
                                                                               12,416,976

LEISURE TIME - 0.62%
Carnival Corp.                                               36,700             2,001,985
Las Vegas Sands Corp. * (a)                                  42,700             1,526,525
Walt Disney Company                                          14,900               375,182
                                                                             ------------
                                                                                3,903,692

LIQUOR - 0.79%
Anheuser-Busch Companies, Inc.                              109,000             4,986,750

MANUFACTURING - 1.70%
3M Company                                                   40,100             2,899,230
Danaher Corp.                                                32,300             1,690,582
Illinois Tool Works, Inc. (a)                                53,400             4,254,912
Tyco International, Ltd.                                     63,000             1,839,600
                                                                             ------------
                                                                               10,684,324

PAPER - 0.27%
International Paper Company                                  56,400             1,703,844

PETROLEUM SERVICES - 3.67%
Baker Hughes, Inc.                                           45,700             2,338,012
BJ Services Company                                          29,700             1,558,656
Exxon Mobil Corp.                                           105,000             6,034,350
Schlumberger, Ltd.                                          120,100             9,120,394
Transocean, Inc. *                                           73,600             3,972,192
                                                                             ------------
                                                                               23,023,604

PHARMACEUTICALS - 11.06%
Allergan, Inc.                                              135,200            11,524,448
AmerisourceBergen Corp. (a)                                  62,100             4,294,215
AstraZeneca PLC, SADR                                       479,300            19,775,918
Eli Lilly & Company                                         116,600             6,495,786
Forest Laboratories, Inc. *                                 402,800            15,648,780
IVAX Corp. *                                                 75,500             1,623,250
Pfizer, Inc.                                                117,600             3,243,408
Sepracor, Inc. * (a)                                         35,200             2,112,352
Teva Pharmaceutical Industries, Ltd.,
  Sponsored ADR (a)                                         151,600             4,720,824
                                                                             ------------
                                                                               69,438,981

RAILROADS & EQUIPMENT - 0.23%
Union Pacific Corp.                                          21,800             1,412,640

REAL ESTATE - 0.43%
General Growth Properties, Inc., REIT (a)                    66,170             2,718,925

RETAIL GROCERY - 0.72%
Sysco Corp. (a)                                             125,200             4,530,988

RETAIL TRADE - 4.99%
Costco Wholesale Corp.                                      118,500             5,311,170
Dollar Tree Stores, Inc. *                                  124,600             2,990,400
Lowe's Companies, Inc.                                      212,600            12,377,572
RadioShack Corp.                                             76,400             1,770,188
Target Corp.                                                 97,000             5,277,770
Williams-Sonoma, Inc. *                                      91,700             3,628,569
                                                                             ------------
                                                                               31,355,669

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT              VALUE
                                                    ---------------     --------------
COMMON STOCKS (CONTINUED)

SANITARY SERVICES - 0.25%
Allied Waste Industries, Inc. * (a)                        196,100      $   1,555,073

SEMICONDUCTORS - 7.87%
Altera Corp. *                                             413,100          8,187,642
Applied Materials, Inc.                                    739,500         11,965,110
Applied Micro Circuits Corp. *                             312,300            799,488
Fairchild Semiconductor
  International, Inc. * (a)                                108,000          1,593,000
Freescale Semiconductor-A, Inc. *                          180,600          3,794,406
Intel Corp.                                                144,900          3,776,094
International Rectifier Corp. * (a)                         31,200          1,488,864
KLA-Tencor Corp.                                           209,900          9,172,630
Linear Technology Corp.                                     81,400          2,986,566
Novellus Systems, Inc. *                                    55,200          1,363,992
Silicon Laboratories, Inc. * (a)                            57,300          1,501,833
Xilinx, Inc.                                               108,200          2,759,100
                                                                        -------------
                                                                           49,388,725

SOFTWARE - 2.78%
BMC Software, Inc. *                                       169,200          3,037,140
Microsoft Corp.                                            285,500          7,091,820
SAP AG, SADR (a)                                           169,900          7,356,670
                                                                        -------------
                                                                           17,485,630

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.87%
Corning, Inc. *                                            115,100          1,912,962
Polycom, Inc. * (a)                                         83,300          1,242,003
QUALCOMM, Inc.                                              69,300          2,287,593
                                                                        -------------
                                                                            5,442,558

TELEPHONE - 2.60%
Qwest Communications International, Inc.                   431,900          1,602,349
* (a)
Sprint Corp.                                               489,700         12,286,573
Verizon Communications, Inc.                                69,800          2,411,590
                                                                        -------------
                                                                           16,300,512

TOBACCO - 1.31%
Altria Group, Inc.                                         127,500          8,244,150

TOYS, AMUSEMENTS & SPORTING GOODS - 0.24%
Mattel, Inc.                                                84,000          1,537,200

TRUCKING & FREIGHT - 0.46%
United Parcel Service, Inc., Class B                        42,000          2,904,720
                                                     -------------      -------------
TOTAL COMMON STOCKS (Cost $566,129,827)                                 $ 625,703,854
                                                                        -------------

SHORT TERM INVESTMENTS - 11.30%
State Street Navigator Securities
  Lending Prime Portfolio (c)                        $  70,969,277         70,969,277
                                                     -------------      -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $70,969,277)                                                      $  70,969,277
                                                                        -------------

REPURCHASE AGREEMENTS - 0.21%
Repurchase Agreement with State Street
  Corp. dated 06/30/2005 at 1.40% to
  be repurchased at $1,308,051 on
  07/01/2005, collateralized by
  $975,000 U.S. Treasury Bonds, 7.125%
  due 02/15/2023 (valued at
  $1,339,110, including interest) (c)                $   1,308,000      $   1,308,000
                                                     -------------      -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,308,000)                                                       $   1,308,000
                                                                        -------------
TOTAL INVESTMENTS (U.S. LARGE CAP TRUST)
  (COST $638,407,104) - 111.15%                                         $ 697,981,131
                                                                        -------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
(11.15)%                                                                  (70,029,051)
                                                                        -------------
TOTAL NET ASSETS - 100.00%                                              $ 627,952,080
                                                                        =============

CORE EQUITY TRUST

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT              VALUE
                                                    ---------------     --------------
COMMON STOCKS - 99.47%

ADVERTISING - 1.99%
WPP Group PLC                                          1,088,600        $   11,211,876
                                                                        --------------

BUSINESS SERVICES - 2.63%
Electronic Arts, Inc. *                                  261,800            14,820,498

CABLE AND TELEVISION - 4.50%
DIRECTV Group, Inc. *                                    938,100            14,540,550
Time Warner, Inc. *                                      650,000            10,861,500
                                                                        --------------
                                                                            25,402,050

CELLULAR COMMUNICATIONS - 8.15%
Nextel Communications, Inc., Class A *                 1,424,100            46,012,671

COMPUTERS & BUSINESS EQUIPMENT - 2.47%
International Business Machines Corp.                     96,800             7,182,560
Seagate Technology, Inc. *                               386,500             6,783,075
                                                                        --------------
                                                                            13,965,635

ELECTRICAL UTILITIES - 4.89%
The AES Corp. *                                        1,684,900            27,598,662

FINANCIAL SERVICES - 13.00%
Capital One Financial Corp.                              144,700            11,577,447
Citigroup, Inc.                                          362,200            16,744,506
Countrywide Financial Corp.                              440,700            17,015,427
JPMorgan Chase & Company                                 524,872            18,538,479
Washington Mutual, Inc.                                  233,500             9,501,115
                                                                        --------------
                                                                            73,376,974

HEALTHCARE SERVICES - 11.42%
Health Net, Inc. *                                       250,700             9,566,712
McKesson Corp.                                           362,600            16,240,854
UnitedHealth Group, Inc.                                 741,200            38,646,168
                                                                        --------------
                                                                            64,453,734

INSURANCE - 8.17%
Aetna, Inc.                                              268,500            22,237,170

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE EQUITY TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                VALUE
                                                        -----------          ------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
MGIC Investment Corp.                                       199,200          $ 12,991,824
St. Paul Travelers Companies, Inc.                          275,000            10,870,750
                                                                             ------------
                                                                               46,099,744

INTERNET CONTENT - 2.27%
Yahoo!, Inc. *                                              369,900            12,817,035

INTERNET RETAIL - 12.08%
Amazon.com, Inc. *                                          760,800            25,167,264
eBay, Inc. *                                                501,542            16,555,902
IAC/InterActiveCorp *                                     1,101,200            26,483,860
                                                                             ------------
                                                                               68,207,026

INTERNET SERVICE PROVIDER - 3.54%
Google, Inc., Class A *                                      68,000            20,002,200

INTERNET SOFTWARE - 1.01%
Cisco Systems, Inc. *                                       260,700             4,981,977
Symantec Corp. *                                             32,900               715,246
                                                                             ------------
                                                                                5,697,223

MANUFACTURING - 5.70%
Tyco International, Ltd.                                  1,100,900            32,146,280

PHARMACEUTICALS - 1.49%
Pfizer, Inc.                                                305,700             8,431,206

PHOTOGRAPHY - 2.77%
Eastman Kodak Company                                       582,700            15,645,495

RETAIL GROCERY - 2.27%
Albertsons, Inc.                                            517,200            10,695,696
The Kroger Company *                                        110,200             2,097,106
                                                                             ------------
                                                                               12,792,802

RETAIL TRADE - 5.24%
Home Depot, Inc.                                            323,300            12,576,370
Sears Holdings Corp. *                                      113,400            16,995,258
                                                                             ------------
                                                                               29,571,628

SANITARY SERVICES - 1.92%
Waste Management, Inc.                                      382,100            10,828,714

SOFTWARE - 1.55%
Intuit, Inc. *                                              194,100             8,755,851

TELEPHONE - 2.41%
Qwest Communications International, Inc.                  3,664,600            13,595,666
                                                        -----------          ------------
TOTAL COMMON STOCKS (Cost $513,121,736)                                      $561,432,970
                                                                             ------------

REPURCHASE AGREEMENTS - 1.82%
Repurchase Agreement with State Street
  Corp. dated 06/30/2005 at 1.40% to
  be repurchased at $10,282,400 on
  07/01/2005, collateralized by
  $7,275,000 U.S. Treasury Bonds,
  8.75% due 05/15/2017 (valued at
  $10,494,188, including interest)                       10,282,000            10,282,000
                                                        -----------          ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $10,282,000)                                                           $ 10,282,000
                                                                             ------------

TOTAL INVESTMENTS (CORE EQUITY TRUST)
  (COST $523,403,736) - 101.29%                                              $571,714,970
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.29)%                                (7,253,909)
                                                                             ------------
TOTAL NET ASSETS - 100.00%                                                   $564,461,061
                                                                             ============

STRATEGIC VALUE TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                VALUE
                                                        -----------          ------------
COMMON STOCKS - 97.41%

ADVERTISING - 2.24%
The Interpublic Group of Companies, Inc. * (a)             325,250           $3,961,545
                                                                             ----------

AEROSPACE - 2.04%
Lockheed Martin Corp.                                       55,660            3,610,664

BANKING - 2.48%
Bank of America Corp.                                       95,920            4,374,911

BIOTECHNOLOGY - 1.26%
MedImmune, Inc. *                                           83,470            2,230,318

BROADCASTING - 3.23%
Viacom, Inc., Class B                                      178,160            5,704,683

BUILDING MATERIALS & CONSTRUCTION - 2.11%
Masco Corp.                                                117,410            3,728,942

COMPUTERS & BUSINESS EQUIPMENT - 2.06%
Sun Microsystems, Inc. *                                   973,410            3,630,819

CONTAINERS & GLASS - 3.61%
Owens-Illinois, Inc. *                                     244,860            6,133,743
Smurfit-Stone Container Corp. *                             23,630              240,317
                                                                             ----------
                                                                              6,374,060

COSMETICS & TOILETRIES - 1.94%
The Gillette Company                                        67,690            3,427,145

CRUDE PETROLEUM & NATURAL GAS - 2.97%
Apache Corp.                                                13,680              883,728
Devon Energy Corp.                                          86,220            4,369,630
                                                                             ----------
                                                                              5,253,358

DRUGS & HEALTH CARE - 3.79%
Wyeth                                                      150,350            6,690,575

ELECTRICAL UTILITIES - 1.79%
Calpine Corp. * (a)                                        929,460            3,160,164

FINANCIAL SERVICES - 13.21%
Federal Home Loan Mortgage Corp.                            26,550            1,731,857
JPMorgan Chase & Company                                   204,230            7,213,404
Mellon Financial Corp.                                     176,840            5,073,540
Merrill Lynch & Company, Inc.                               61,730            3,395,767
PNC Financial Services Group                               108,790            5,924,703
                                                                             ----------
                                                                             23,339,271

FOOD & BEVERAGES - 0.91%
General Mills, Inc.                                         34,140            1,597,411

INDUSTRIAL MACHINERY - 1.87%
Cooper Cameron Corp. *                                      53,170            3,299,199

INSURANCE - 5.52%
Allstate Corp.                                              76,270            4,557,133
Conseco, Inc. * (a)                                        181,670            3,964,039

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC VALUE TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT                 VALUE
                                                      -------------          ------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Hartford Financial Services Group, Inc.                      16,400          $  1,226,392
                                                                             ------------
                                                                                9,747,564

INTERNATIONAL OIL - 2.16%
Noble Corp.                                                  61,980             3,812,390

INTERNET SOFTWARE - 3.77%
Symantec Corp. *                                            306,540             6,664,180

LEISURE TIME - 1.89%
Walt Disney Company                                         132,580             3,338,364

MANUFACTURING - 3.50%
SPX Corp.                                                    40,130             1,845,177
Tyco International, Ltd.                                    148,230             4,328,316
                                                                             ------------
                                                                                6,173,493

MEDICAL-HOSPITALS - 2.24%
Tenet Healthcare Corp. *                                    323,450             3,959,028

OFFICE FURNISHINGS & SUPPLIES - 1.43%
OfficeMax, Inc. (a)                                          84,820             2,525,091

PAPER - 1.51%
Bowater, Inc.                                                82,120             2,658,224

PETROLEUM SERVICES - 3.56%
BJ Services Company                                          36,410             1,910,797
GlobalSantaFe Corp.                                         107,468             4,384,694
                                                                             ------------
                                                                                6,295,491

PHARMACEUTICALS - 4.35%
Abbott Laboratories                                          50,290             2,464,713
Merck & Company, Inc.                                       169,210             5,211,668
                                                                             ------------
                                                                                7,676,381

RETAIL TRADE - 3.34%
Circuit City Stores, Inc.                                    92,250             1,595,003
Gap, Inc.                                                   131,440             2,595,940
Wal-Mart Stores, Inc.                                        35,350             1,703,870
                                                                             ------------
                                                                                5,894,813

SOFTWARE - 1.19%
Compuware Corp. * (a)                                       293,280             2,108,683

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 6.46%
Nokia Oyj-Sponsored ADR                                     313,440             5,215,642
Nortel Networks Corp. * (a)                               2,375,520             6,200,107
                                                                             ------------
                                                                               11,415,749

TELEPHONE - 9.71%
Sprint Corp.                                                366,860             9,204,517
Verizon Communications, Inc.                                229,980             7,945,809
                                                                             ------------
                                                                               17,150,326

TOYS, AMUSEMENTS & SPORTING GOODS - 1.27%
Mattel, Inc.                                                122,320             2,238,456
                                                      -------------          ------------
TOTAL COMMON STOCKS (Cost $159,858,525)                                      $172,041,298
                                                                             ------------

SHORT TERM INVESTMENTS - 12.90%
Morgan Stanley
  zero coupon due 07/01/2005                          $   3,887,000          $  3,887,000
State Street Navigator Securities Lending
  Prime Portfolio (c)                                    18,906,075            18,906,075
                                                      -------------          ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $22,793,075)                                                           $ 22,793,075
                                                                             ------------

TOTAL INVESTMENTS (STRATEGIC VALUE TRUST)
(COST $182,651,600) - 110.31%                                                $194,834,373
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.31)%                              (18,208,343)
                                                                             ------------
TOTAL NET ASSETS - 100.00%                                                   $176,626,030
                                                                             ============

LARGE CAP VALUE TRUST

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT               VALUE
                                            ---------           ----------
COMMON STOCKS - 98.56%

ADVERTISING - 0.91%
Omnicom Group, Inc.                            27,000           $2,156,220

AEROSPACE - 2.60%
Goodrich Corp.                                 12,000              491,520
Lockheed Martin Corp.                          37,000            2,400,190
Northrop Grumman Corp.                         54,000            2,983,500
Textron, Inc.                                   4,100              310,985
                                                                ----------
                                                                 6,186,195

AGRICULTURE - 1.89%
Archer-Daniels-Midland Company                 99,000            2,116,620
Monsanto Company                               38,000            2,389,060
                                                                ----------
                                                                 4,505,680

AUTOMOBILES - 0.77%
Ford Motor Company                            180,000            1,843,200

BANKING - 1.48%
Astoria Financial Corp.                        34,000              967,980
Bank of America Corp.                          56,000            2,554,160
                                                                ----------
                                                                 3,522,140

BIOTECHNOLOGY - 0.10%
Invitrogen Corp. *                              3,000              249,870

BROADCASTING - 0.52%
Viacom, Inc., Class B                          39,000            1,248,780

BUSINESS SERVICES - 1.62%
Computer Sciences Corp. *                      36,000            1,573,200
NCR Corp. *                                    65,000            2,282,800
                                                                ----------
                                                                 3,856,000

CELLULAR COMMUNICATIONS - 0.47%
Motorola, Inc.                                 61,000            1,113,860

CHEMICALS - 0.29%
E.I. Du Pont De Nemours & Company               8,000              344,080
Eastman Chemical Company                        6,150              339,172
                                                                ----------
                                                                   683,252

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT                 VALUE
                                                      -------------          -----------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT - 5.84%
Apple Computer, Inc. *                                     47,000            $ 1,730,070
EMC Corp. *                                               183,000              2,508,930
Hewlett-Packard Company                                   206,000              4,843,060
Sun Microsystems, Inc. *                                  619,000              2,308,870
Sybase, Inc. *                                             43,000                789,050
Xerox Corp. *                                             124,000              1,709,960
                                                                             -----------
                                                                              13,889,940

CONTAINERS & GLASS - 0.96%
Owens-Illinois, Inc. *                                     91,000              2,279,550

CRUDE PETROLEUM & NATURAL GAS - 7.45%
Amerada Hess Corp. (a)                                     24,000              2,556,240
Apache Corp.                                               41,000              2,648,600
Burlington Resources, Inc.                                 59,000              3,259,160
Devon Energy Corp.                                         66,000              3,344,880
Occidental Petroleum Corp.                                 46,000              3,538,780
Sunoco, Inc.                                               21,000              2,387,280
                                                                             -----------
                                                                              17,734,940

DOMESTIC OIL - 2.55%
Marathon Oil Corp.                                         60,000              3,202,200
Unocal Corp.                                               44,000              2,862,200
                                                                             -----------
                                                                               6,064,400

ELECTRICAL UTILITIES - 3.25%
American Electric Power Company, Inc.                      79,000              2,912,730
CMS Energy Corp. *                                         14,000                210,840
Edison International                                       54,000              2,189,700
TXU Corp.                                                  29,000              2,409,610
                                                                             -----------
                                                                               7,722,880

FINANCIAL SERVICES - 10.48%
A.G. Edwards, Inc.                                         41,000              1,851,150
Bear Stearns Companies, Inc.                               27,000              2,806,380
Citigroup, Inc.                                           252,000             11,649,960
Countrywide Financial Corp.                                81,000              3,127,410
Lehman Brothers Holdings, Inc.                             35,000              3,474,800
Providian Financial Corp. * (a)                            46,000                810,980
The Goldman Sachs Group, Inc.                              12,000              1,224,240
                                                                             -----------
                                                                              24,944,920

FOOD & BEVERAGES - 0.45%
Tyson Foods, Inc., Class A                                 60,000              1,068,000

GAS & PIPELINE UTILITIES - 0.65%
Dynegy, Inc., Class A * (a)                                81,000                393,660
Williams Companies, Inc.                                   61,000              1,159,000
                                                                             -----------
                                                                               1,552,660

HEALTHCARE PRODUCTS - 0.49%
Becton, Dickinson & Company                                22,000              1,154,340

HEALTHCARE SERVICES - 4.07%
HCA, Inc.                                                  41,000              2,323,470
Humana, Inc. *                                             56,000              2,225,440
McKesson Corp.                                             62,000              2,776,980
PacifiCare Health Systems, Inc. *                          33,000              2,357,850
                                                                             -----------
                                                                               9,683,740

HOLDINGS COMPANIES/CONGLOMERATES - 1.17%
Loews Corp.                                                36,000              2,790,000

HOMEBUILDERS - 2.12%
Lennar Corp., Class A                                      40,000              2,538,000
Ryland Group, Inc. (a)                                     33,000              2,503,710
                                                                             -----------
                                                                               5,041,710

HOTELS & RESTAURANTS - 1.73%
McDonald's Corp.                                           57,000              1,581,750
MGM Mirage *                                               64,000              2,533,120
                                                                             -----------
                                                                               4,114,870

INSURANCE - 14.65%
Aetna, Inc.                                                31,000              2,567,420
Allmerica Financial Corp. *                                42,000              1,557,780
Allstate Corp.                                             65,000              3,883,750
American Financial Group, Inc. (a)                          9,000                301,680
Chubb Corp.                                                35,000              2,996,350
CIGNA Corp.                                                28,000              2,996,840
Hartford Financial Services Group, Inc.                    42,000              3,140,760
MetLife, Inc.                                              69,000              3,100,860
Nationwide Financial Services, Inc., Class A                8,000                303,520
Principal Financial Group, Inc.                            69,000              2,891,100
Progressive Corp.                                          24,000              2,371,440
Prudential Financial, Inc.                                 55,000              3,611,300
SAFECO Corp.                                               48,000              2,608,320
UnumProvident Corp. (a)                                   138,000              2,528,160
                                                                             -----------
                                                                              34,859,280

INTERNATIONAL OIL - 4.72%
Anadarko Petroleum Corp.                                   39,000              3,203,850
ConocoPhillips                                             92,000              5,289,080
Kerr-McGee Corp. (a)                                       36,000              2,747,160
                                                                             -----------
                                                                              11,240,090

INTERNET SOFTWARE - 1.90%
McAfee, Inc. *                                             88,000              2,303,840
VeriSign, Inc. *                                           77,000              2,214,520
                                                                             -----------
                                                                               4,518,360

MANUFACTURING - 0.96%
Rockwell Automation, Inc.                                  47,000              2,289,370

METAL & METAL PRODUCTS - 0.20%
Precision Castparts Corp.                                   6,000                467,400

MINING - 0.74%
Phelps Dodge Corp.                                         19,000              1,757,500

PETROLEUM SERVICES - 8.08%
Exxon Mobil Corp.                                         281,000             16,149,070

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT                VALUE
                                                      -------------        -------------
COMMON STOCKS (CONTINUED)

PETROLEUM SERVICES (CONTINUED)
Valero Energy Corp.                                        39,000          $   3,085,290
                                                                           -------------
                                                                              19,234,360
PHARMACEUTICALS - 3.71%
AmerisourceBergen Corp.                                    39,000              2,696,850
Caremark Rx, Inc. *                                        61,000              2,715,720
Pfizer, Inc.                                              124,000              3,419,920
                                                                           -------------
                                                                               8,832,490

RETAIL TRADE - 4.84%
American Eagle Outfitters, Inc.                            77,000              2,360,050
Dillard's, Inc., Class A (a)                               34,000                796,280
Federated Department Stores, Inc.                          40,000              2,931,200
J.C. Penney Company, Inc.                                  54,000              2,839,320
Nordstrom, Inc.                                            38,000              2,582,860
                                                                           -------------
                                                                              11,509,710

SEMICONDUCTORS - 0.80%
QLogic Corp. *                                             62,000              1,913,940

SOFTWARE - 2.71%
Autodesk, Inc. *                                           45,000              1,546,650
Compuware Corp. * (a)                                     340,000              2,444,600
Oracle Corp. *                                            186,000              2,455,200
                                                                           -------------
                                                                               6,446,450

STEEL - 0.90%
Nucor Corp. (a)                                            47,000              2,144,140

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.21%
Scientific-Atlanta, Inc.                                   15,000                499,050

TOBACCO - 0.22%
Altria Group, Inc.                                          8,000                517,280

TRANSPORTATION - 1.09%
Yellow Roadway Corp. *                                     51,000              2,590,800

TRAVEL SERVICES - 0.97%
Sabre Holdings Corp. (a)                                  116,000              2,314,200
                                                      -----------          -------------
TOTAL COMMON STOCKS (Cost $203,835,352)                                    $ 234,541,567
                                                                           -------------
SHORT TERM INVESTMENTS - 5.51%
State Street Navigator Securities
  Lending Prime Portfolio (c)                         $13,116,741          $  13,116,741
                                                      -----------          -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $13,116,741)                                                         $  13,116,741
                                                                           -------------
REPURCHASE AGREEMENTS-0.60%
Repurchase Agreement with State Street
  Corp. dated 06/30/2005 at 1.40% to
  be repurchased at $1,422,055 on
  07/01/2005, collateralized by
  $1,105,000 U.S. Treasury Bonds, 7.5%
  due 11/15/2016 (valued at
  $1,454,456, including interest)                     $ 1,422,000          $   1,422,000
                                                      -----------          -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,422,000)                                                          $   1,422,000
                                                                           -------------
TOTAL INVESTMENTS (LARGE CAP VALUE TRUST)
  (COST $218,374,093) - 104.67%                                            $ 249,080,308
LIABILITIES IN EXCESS OF OTHER ASSETS -
(4.67)%                                                                      (11,106,166)
                                                                           -------------
TOTAL NET ASSETS - 100.00%                                                 $ 237,974,142
                                                                           =============

CLASSIC VALUE TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT                VALUE
                                                      -------------        -------------
COMMON STOCKS - 98.20%

AEROSPACE - 2.03%
Boeing Company                                            6,300              $  415,800

AUTO PARTS - 7.77%
AutoZone, Inc. *                                          4,400                 406,824
Johnson Controls, Inc.                                   10,650                 599,914
Magna International, Inc., Class A                        8,350                 587,339
                                                                             ----------
                                                                              1,594,077

BANKING - 2.87%
Comerica, Inc.                                           10,175                 588,115

BUSINESS SERVICES - 0.08%
PHH Corp. *                                                 651                  16,744

COMPUTERS & BUSINESS EQUIPMENT - 4.38%
Hewlett-Packard Company                                  38,175                 897,494

ELECTRICAL UTILITIES - 3.11%
Wisconsin Energy Corp.                                   16,375                 638,625

ENERGY - 0.96%
Sempra Energy                                             4,775                 197,255

FINANCIAL SERVICES - 18.14%
CIT Group, Inc.                                          11,250                 483,412
Citigroup, Inc.                                          19,225                 888,772
Federal Home Loan Mortgage Corp.                         12,150                 792,545
Federal National Mortgage Association                    12,225                 713,940
Morgan Stanley                                           16,025                 840,832
                                                                             ----------
                                                                              3,719,501

FOOD & BEVERAGES - 4.19%
Sara Lee Corp.                                           43,350                 858,764

HEALTHCARE SERVICES - 2.08%
McKesson Corp.                                            9,500                 425,505

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CLASSIC VALUE TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT                VALUE
                                                      -------------        -------------
COMMON STOCKS (CONTINUED)

HOLDINGS COMPANIES/CONGLOMERATES - 2.06%
Loews Corp.                                                  5,450         $    422,375

HOUSEHOLD APPLIANCES - 4.40%
Whirlpool Corp.                                             12,875              902,666

INSURANCE - 19.57%
Allstate Corp.                                               7,900              472,025
Aon Corp.                                                   22,575              565,278
CIGNA Corp.                                                  3,825              409,390
MetLife, Inc.                                               18,700              840,378
Radian Group, Inc.                                           2,800              132,216
Torchmark, Inc.                                             15,075              786,915
XL Capital, Ltd., Class A                                   10,850              807,457
                                                                           ------------
                                                                              4,013,659

INTERNATIONAL OIL - 1.09%
ConocoPhillips                                               3,900              224,211

PETROLEUM SERVICES - 1.04%
BP PLC-Sponsored ADR                                         3,425              213,652

PHARMACEUTICALS - 6.97%
AmerisourceBergen Corp.                                      7,050              487,507
Bristol-Myers Squibb Company                                18,900              472,122
Pfizer, Inc.                                                17,025              469,550
                                                                           ------------
                                                                              1,429,179

RAILROADS & EQUIPMENT - 3.41%
Union Pacific Corp.                                         10,800              699,840

RETAIL TRADE - 5.94%
RadioShack Corp.                                            17,100              396,207
The TJX Companies, Inc.                                     33,775              822,421
                                                                           ------------
                                                                              1,218,628

SOFTWARE - 6.98%
Computer Associates International, Inc.                     30,350              834,018
Microsoft Corp.                                             24,075              598,023
                                                                           ------------
                                                                              1,432,041

TOBACCO - 1.13%
Altria Group, Inc.                                           3,575              231,159
                                                      ------------         ------------
TOTAL COMMON STOCKS (Cost $18,946,614)                                       20,139,290
                                                                           ------------

SHORT TERM INVESTMENTS - 0.47%
State Street Navigator Securities
  Lending Prime Portfolio (c)                         $     96,250         $     96,250
                                                      ------------         ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $96,250)                                        $     96,250

REPURCHASE AGREEMENTS - 1.54%
Repurchase Agreement with State Street
  Corp. dated 06/30/2005 at 1.40% to
  be repurchased at $316,012 on
  07/01/2005, collateralized by
  $225,000 U.S. Treasury Bonds, 8.75%
  due 05/15/2017 (valued at $324,563,
  including interest) (c)                             $    316,000         $    316,000
                                                      ------------         ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $316,000)                                                            $    316,000
                                                                           ------------
TOTAL INVESTMENTS (CLASSIC VALUE TRUST)
  (COST $19,358,864) - 100.21%                                             $ 20,551,540
Liabilities in Excess of Other Assets - (0.21)%                                 (43,671)
                                                                           ------------
TOTAL NET ASSETS - 100.00%                                                 $ 20,507,869
                                                                           ============

UTILITIES TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT                VALUE
                                                   ----------           ----------
COMMON STOCKS - 85.58%

ADVERTISING - 0.37%
Lamar Advertising Company *                            10,700           $  457,639

BROADCASTING - 5.99%
Citadel Broadcasting Corp. *                           60,000              687,000
Grupo Televisa SA, ADR                                 27,800            1,726,102
News Corp.                                            109,420            1,770,415
Radio One, Inc., Class A * (a)                         17,800              226,594
Radio One, Inc., Class D *                             37,400              477,598
TV Azteca SA de CV, ADR *                             118,670              906,639
Viacom, Inc., Class B                                  50,880            1,629,178
                                                                        ----------
                                                                         7,423,526
BUSINESS SERVICES - 0.92%
R.H. Donnelley Corp. *                                 18,400            1,140,432

CABLE AND TELEVISION - 2.73%
Comcast Corp.-Special Class A *                        53,920            1,614,904
Rogers Communications, Inc.                             1,700               55,756
Time Warner, Inc. *                                   102,601            1,714,463
                                                                        ----------
                                                                         3,385,123
CELLULAR COMMUNICATIONS - 4.03%
America Movil S.A. de C.V., Series L, ADR              27,760            1,654,773
KT Freetel Company, Ltd.                               31,820              738,926
Vodafone Group PLC                                  1,066,770            2,600,936
                                                                        ----------
                                                                         4,994,635
ELECTRICAL EQUIPMENT - 0.85%
CPFL Energia SA, ADR (a)                               44,410            1,052,517

ELECTRICAL UTILITIES - 28.31%
AES Tiete S.A                                      42,674,100              759,615
Allegheny Energy, Inc. *                                2,200               55,484
Avista Corp.                                           18,700              347,633
CMS Energy Corp. * (a)                                 26,670              401,650

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

UTILITIES TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT          VALUE
                                              ------------   ------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Constellation Energy Group, Inc.                    27,541   $  1,588,840
Dominion Resources, Inc.                            21,470      1,575,683
DTE Energy Company                                  26,800      1,253,436
E.ON AG                                             22,590      2,013,712
Edison International                                54,500      2,209,975
Endesa SA                                           23,000        540,113
Enel SpA                                            65,020        566,384
Enersis SA, ADR (a)                                 73,800        770,472
Entergy Corp.                                       31,530      2,382,092
Exelon Corp.                                        82,640      4,241,911
FPL Group, Inc.                                      4,000        168,240
International Power PLC                            364,000      1,344,276
Northwestern Corp.                                  57,451      1,810,856
PG&E Corp.                                          54,820      2,057,943
PPL Corp.                                           64,620      3,837,136
Public Service Enterprise Group, Inc.                1,000         60,820
Red Electrica De Espana                              3,000         83,080
Reliant Energy, Inc. *                             128,700      1,593,306
The AES Corp. *                                    227,800      3,731,364
TXU Corp.                                           20,360      1,691,712
                                                             ------------
                                                               35,085,733

ENERGY - 10.16%
MDU Resources Group, Inc.                           69,780      1,965,703
NRG Energy, Inc. *                                 101,200      3,805,120
Rosetta Resources, Inc. *                           66,890      1,070,240
RWE AG                                              17,900      1,156,014
SCANA Corp.                                         22,800        973,788
Sempra Energy                                       87,530      3,615,864
                                                             ------------
                                                               12,586,729

GAS & PIPELINE UTILITIES - 9.44%
AGL Resources, Inc.                                 44,760      1,729,974
El Paso Corp. (a)                                  133,900      1,542,528
Enagas                                             143,540      2,544,146
Equitable Resources, Inc.                            9,300        632,400
ONEOK, Inc.                                         29,700        969,705
Questar Corp.                                       22,790      1,501,861
Severn Trent PLC                                    44,200        805,866
Southern Union Company *                            30,800        756,140
Williams Companies, Inc.                            64,400      1,223,600
                                                             ------------
                                                               11,706,220

INTERNATIONAL OIL - 0.36%
Noble Corp.                                          7,340        451,483

INTERNET SERVICE PROVIDER - 0.90%
Fastweb SpA *                                       25,705      1,113,351

PETROLEUM SERVICES - 4.60%
ENSCO International, Inc.                            8,400        300,300
Fortum Corp. Oyj                                    38,970        624,709
GlobalSantaFe Corp.                                 24,240        988,992

Halliburton Company                                 45,080      2,155,726
Pride International, Inc. *                         28,500        732,450
Total SA                                             3,800        893,280
                                                             ------------
                                                                5,695,457

POLLUTION CONTROL - 1.12%
Suez SA                                             51,300      1,392,124

SANITARY SERVICES - 0.43%
AWG PLC                                             30,620        528,081

STEEL - 0.64%
Tenaris SA, ADR (a)                                 10,200        798,354

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 10.18%
Citizens Communications Company                    143,400      1,927,296
Compania de Telecomunicaciones de Chile SA,
ADR (a)                                             57,300        582,741
Deutsche Telekom AG                                 61,370      1,136,002
France Telecom SA                                   45,470      1,329,087
NTL, Inc. *                                         13,100        896,302
SBC Communications, Inc.                            30,600        726,750
Singapore Telecommunications, Ltd. *               699,000      1,147,702
Telecom Corporation Of New Zealand (a)              30,600      1,027,854
Telefonica SA                                      119,428      1,956,393
Telus Corp.                                         45,740      1,559,496
Telus Corp.-CAD                                      9,410        330,582
                                                             ------------
                                                               12,620,205

TELEPHONE - 4.55%
BellSouth Corp.                                     27,200        722,704
CenturyTel, Inc. (a)                                17,600        609,488
Sprint Corp.                                       171,885      4,312,595
                                                             ------------
                                                                5,644,787
                                                             ------------
TOTAL COMMON STOCKS (Cost $90,938,997)                       $106,076,396
                                                             ------------

PREFERRED STOCKS - 2.44%

ELECTRICAL UTILITIES - 1.01%
PNM Resources, Inc. *                               23,400      1,252,836

ENERGY - 0.09%
NRG Energy, Inc. *                                     100        109,588

GAS & PIPELINE UTILITIES - 1.34%
El Paso Corp. *                                      1,130      1,204,297
Southern Union Company *                             5,700        288,933
Williams Companies, Inc. *                           1,800        163,685
                                                             ------------
                                                                1,656,915
                                                             ------------
TOTAL PREFERRED STOCKS (Cost $2,821,769)                     $  3,019,339

CORPORATE BONDS - 6.96%
BROADCASTING - 0.00%
Continental Cablevision, Inc.
9.50% due 08/01/2013                          $      8,000          8,412

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

UTILITIES TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT           VALUE
                                          -------------    -------------
CORPORATE BONDS (CONTINUED)
CELLULAR COMMUNICATIONS - 0.74%
Rogers Wireless, Inc.
   6.375% due 03/01/2014 (a)              $     565,000    $     574,887
   8.00% due 12/15/2012 (a)                     315,000          339,413
                                                           -------------
                                                                 914,300

CRUDE PETROLEUM & NATURAL GAS - 0.40%
Premcor Refining Group, Inc.
   7.50% due 06/15/2015                         450,000          492,750

ELECTRICAL EQUIPMENT - 0.86%
Allegheny Energy Supply Company, LLC
   8.25 due 04/15/2012 (a)                      950,000        1,064,000

ELECTRICAL UTILITIES - 3.09%
Beaver Valley Funding Corp.
   9.00% due 06/01/2017                         102,000          121,031

CMS Energy Corp.
   8.50% due 04/15/2011 (a)                     445,000          496,175

Empresa Nacional De Electricidad
SA/Chile
   8.35% due 08/01/2013                         298,000          346,108

Enersis SA
   7.375% due 01/15/2014                        270,000          291,424

PSEG Energy Holdings LLC
   7.75% due 04/16/2007                          15,000           15,487
   8.625% due 02/15/2008 (a)                    424,000          450,500

Texas Genco LLC/Texas Genco
Financing Corp.
   6.875% due 12/15/2014 (a)                    445,000          468,363

The AES Corp.
   8.875% due 02/15/2011 (a)                    492,000          548,580

TXU Corp.
   6.50% due 11/15/2024                       1,114,000        1,091,210
                                                           -------------
                                                               3,828,878

ENERGY - 1.87%
Chesapeake Energy Corp.
   6.375% due 06/15/2015 (a)                  1,025,000        1,050,625
   7.50% due 06/15/2014                          50,000           54,250

NRG Energy, Inc.
   8.00% due 12/15/2013                       1,152,000        1,215,360
                                                           -------------
                                                               2,320,235
                                                           -------------
TOTAL CORPORATE BONDS (Cost $8,536,184)                    $   8,628,575
                                                           -------------

SHORT TERM INVESTMENTS - 13.59%
Merrill Lynch & Company
   zero coupon due 07/01/2005             $   2,067,000    $   2,067,000
Morgan Stanley
   zero coupon due 07/01/2005                 4,937,000        4,937,000
State Street Navigator Securities
   Lending
   Prime Portfolio (c)                        9,840,426        9,840,426
                                          -------------    -------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $16,502,888)                                      $  16,844,426
                                                           -------------
TOTAL INVESTMENTS (UTILITIES TRUST)
   (COST $118,799,838) - 108.57%                           $ 134,568,736
LIABILITIES IN EXCESS OF OTHER
   ASSETS - (8.57)%                                          (10,618,429)
                                                           -------------
TOTAL NET ASSETS - 100.00%                                 $ 123,950,307
                                                           =============

REAL ESTATE SECURITIES TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT          VALUE
                                              ------------   ------------
COMMON STOCKS - 97.82%
HOTELS & RESTAURANTS - 7.82%
Hilton Hotels Corp. (a)                          1,405,908   $ 33,530,906
La Quinta Corp. * (a)                            2,684,500     25,046,385
Starwood Hotels & Resorts Worldwide, Inc.          806,585     47,241,683
Wyndham International, Inc. *                      103,500        114,885
                                                             ------------
                                                              105,933,859

REAL ESTATE - 90.00%
American Financial Realty Trust, REIT (a)          771,000     11,857,980
American Land Lease, Inc., REIT (a)                112,400      2,462,684
Amli Residential Properties Trust, REIT            128,325      4,011,440
Apartment Investment & Management
   Company, Class A, REIT                          881,075     36,053,589
Archstone-Smith Trust, REIT (a)                    816,047     31,515,735
Arden Realty, Inc., REIT                           626,300     22,534,274
Avalon Bay Communities, Inc., REIT (a)             697,483     56,356,626
BioMed Realty Trust, Inc., REIT                    426,400     10,169,640
Boston Properties, Inc., REIT                      795,750     55,702,500
Brandywine Realty Trust, REIT (a)                  500,760     15,348,294
BRE Properties, Inc., Class A, REIT (a)            396,135     16,578,250
Brookfield Properties Corp.                        233,300      6,719,040
Camden Property Trust, REIT                        390,642     20,997,008
Capital Automotive REIT (a)                        367,500     14,027,475
CarrAmerica Realty Corp., REIT (a)                 333,600     12,069,648
Catellus Development Corp., REIT                    97,078      3,184,158
Colonial Properties Trust, REIT (a)                121,700      5,354,800
Corporate Office Properties Trust, REIT            136,300      4,014,035
CRT Properties, Inc., REIT                          63,700      1,739,010
Developers Diversified Realty Corp., REIT          374,975     17,233,851
Digital Realty Trust, Inc., REIT (a)               420,100      7,301,338
Entertainment Properties Trust, REIT (a)           258,000     11,868,000
Equity Lifestyle Properties, Inc.,
REIT (a)                                           231,900      9,220,344
Equity Office Properties Trust, REIT             1,477,815     48,915,677
Equity Residential, REIT                         1,857,250     68,383,945
Federal Realty Investment Trust, REIT (a)          469,700     27,712,300
First Potomac Realty Trust, REIT (a)               109,900      2,725,520
General Growth Properties, Inc., REIT              905,845     37,221,171
Glenborough Realty Trust, Inc., REIT (a)           171,961      3,540,677
Highwoods Properties, Inc., REIT                   514,800     15,320,448
Host Marriott Corp., REIT (a)                    1,692,400     29,617,000
Inland Real Estate Corp., REIT                   1,060,300     17,049,624
Innkeepers USA Trust, REIT                         747,560     11,168,547
LaSalle Hotel Properties, REIT                     292,600      9,600,206
Lexington Corporate Property Trust, REIT(a)        421,400     10,244,234
Liberty Property Trust, REIT                       708,299     31,384,729
LTC Properties, Inc., REIT (a)                     412,000      8,528,400

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL ESTATE SECURITIES TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT             VALUE
                                            ---------------    ---------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Mack-California Realty Corp., REIT                  587,341    $    26,606,547
National Health Investments, Inc., REIT             277,944          7,801,888
Nationwide Health Properties, Inc.,                 415,153          9,801,762
REIT (a)
Pan Pacific Retail Properties, Inc.,                425,014         28,212,429
REIT (a)
Parkway Properties, Inc., REIT                      107,700          5,386,077
Pennsylvania Real Estate
Investment Trust, REIT (a)                          362,668         17,226,730
ProLogis, REIT                                    1,163,335         46,812,600
Public Storage, Inc., REIT                          698,140         44,157,355
Regency Centers Corp., REIT                         466,055         26,658,346
Senior Housing Properties Trust, REIT               962,100         18,193,311
(a)
Simon Property Group, Inc., REIT                  1,542,880        111,843,371
SL Green Realty Corp., REIT                          20,900          1,348,050
Sovran Self Storage, Inc., REIT (a)                 196,700          8,941,982
Taubman Centers, Inc., REIT (a)                     487,400         16,615,466
The Mills Corp., REIT (a)                           548,800         33,361,552
Trizec Properties, Inc., REIT                       680,770         14,003,439
Ventas, Inc., REIT                                  957,000         28,901,400
Vornado Realty Trust, REIT (a)                      940,037         75,578,975
                                                               ---------------
                                                                 1,219,183,477
                                                               ---------------
TOTAL COMMON STOCKS (Cost $1,065,160,723)                      $ 1,325,117,336
                                                               ---------------

SHORT TERM INVESTMENTS - 4.58%
State Street Navigator Securities
Lending Prime Portfolio (c)                 $    62,105,853    $    62,105,853
                                            ---------------    ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $62,105,853)                                             $    62,105,853
                                                               ---------------

REPURCHASE AGREEMENTS - 1.75%
Repurchase Agreement with State Street
  Corp. dated 06/30/2005 at 1.40% to
  be repurchased at $23,705,922 on
  07/01/2005, collateralized by
  $17,605,000 U.S. Treasury Bonds,
  7.125% due 02/15/2023 (valued at
  $24,179,517, including interest) (c)      $    23,705,000    $    23,705,000
                                            ---------------    ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $23,705,000)                                           $    23,705,000
                                                               ---------------
TOTAL INVESTMENTS (REAL ESTATE SECURITIES
TRUST)
(COST $1,150,971,576) - 104.15%                                $ 1,410,928,189
LIABILITIES IN EXCESS OF OTHER
ASSETS - (4.15)%                                                   (56,198,163)
                                                               ---------------
TOTAL NET ASSETS - 100.00%                                     $ 1,354,730,026
                                                               ===============

SMALL CAP OPPORTUNITIES TRUST

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT         VALUE
                                          -----------   ----------
COMMON STOCKS - 100.93%

AEROSPACE - 1.10%
Alliant Techsystems, Inc. * (a)                63,000   $ 4,447,800

Orbital Sciences Corp., Class A * (a)          66,700       660,330
                                                        -----------
                                                          5,108,130

AGRICULTURE - 0.08%
Fresh Del Monte Produce, Inc. (a)              13,200       355,344

AIR FREIGHT - 0.36%
ExpressJet Holdings, Inc. * (a)               197,100     1,677,321

AIR TRAVEL - 0.21%
JetBlue Airways Corp. * (a)                    27,300       558,012
Pinnacle Airline Corp. * (a)                   51,300       440,667
                                                        -----------
                                                            998,679

APPAREL & TEXTILES - 0.30%
G & K Services, Class A                        14,300       539,539
Warnaco Group, Inc. *                          36,100       839,325
                                                        -----------
                                                          1,378,864

AUTO PARTS - 3.01%
American Axle & Manufacturing Holdings,
Inc. (a)                                      101,200     2,557,324
BorgWarner, Inc. (a)                          163,000     8,748,210
Noble International, Ltd. (a)                 113,900     2,682,345
                                                        -----------
                                                         13,987,879

AUTO SERVICES - 0.96%
ADESA, Inc. (a)                               111,800     2,433,886
ANC Rental Corp. * (f)                        694,000            69
Lithia Motors, Inc., Class A (a)               37,200     1,073,220
Spartan Motors, Inc.                           88,700       956,186
                                                        -----------
                                                          4,463,361

AUTOMOBILES - 0.98%
United Auto Group, Inc. (a)                   152,800     4,553,440

BANKING - 2.47%
Bank of the Ozarks, Inc. (a)                   52,425     1,721,637
BOK Financial Corp.                            19,128       882,183
Cathay General Bancorp, Inc. (a)               69,800     2,352,958
First Midwest Bancorp, Inc. (a)                16,350       575,030
FirstFed Financial Corp. *                      9,800       584,178
Franklin Bank Corp. * (a)                      11,900       223,244
Greater Bay Bancorp (a)                        13,700       361,269
Netbank, Inc. (a)                              30,000       279,600
Placer Sierra Bancshares (a)                   10,800       294,516
Prosperity Bancshares, Inc. (a)                58,900     1,685,129
Provident Bankshares Corp.                     16,000       510,560
UCBH Holdings, Inc. (a)                        83,800     1,360,912
Umpqua Holdings Corp. (a)                      27,200       640,288
                                                        -----------
                                                         11,471,504

BIOTECHNOLOGY - 0.05%
ID Biomedical Corp. *                          13,800       225,492

BROADCASTING - 0.23%
Entercom Communications Corp. * (a)             4,700       156,463

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT        VALUE
                                                     -----------   ----------
COMMON STOCKS (CONTINUED)
BROADCASTING (CONTINUED)
Radio One, Inc., Class A * (a)                            19,100   $   243,143
Radio One, Inc., Class D * (a)                            53,300       680,641
                                                                   -----------
                                                                     1,080,247

BUILDING MATERIALS & CONSTRUCTION - 1.65%
Builders FirstSource, Inc. * (a)                         340,825     5,521,365
Eagle Materials, Inc. (a)                                 23,300     2,157,347
                                                                   -----------
                                                                     7,678,712

BUSINESS SERVICES - 1.03%
ADVO, Inc. (a)                                            27,400       872,690
Arbitron, Inc.                                            32,200     1,381,380
Exponent, Inc. *                                          24,300       694,494
Resources Connection, Inc. * (a)                          14,900       346,127
SYNNEX Corp. * (a)                                        12,000       210,120
TETRA Technologies, Inc. * (a)                            29,200       395,076
West Corp. *                                              23,000       883,200
                                                                   -----------
                                                                     4,783,087

CELLULAR COMMUNICATIONS - 0.07%
Novatel Wireless, Inc * (a)                               27,900       347,913

CHEMICALS - 1.26%
Lubrizol Corp. (a)                                        11,500       483,115
Methanex Corp.                                            88,300     1,454,301
Minerals Technologies, Inc. (a)                           28,100     1,730,960
Techne Corp. * (a)                                        48,000     2,203,680
                                                                   -----------
                                                                     5,872,056

COMMERCIAL SERVICES - 0.11%
Blue Nile, Inc. * (a)                                      6,500       212,485
TNS, Inc. * (a)                                           11,900       278,103
                                                                   -----------
                                                                       490,588

COMPUTERS & BUSINESS EQUIPMENT - 4.45%
Anteon International Corp. * (a)                          77,800     3,549,236
Benchmark Electronics, Inc. *                             22,400       681,408
Brocade Communications Systems, Inc. * (a)               120,400       467,152
CACI International, Inc., Class A * (a)                   94,225     5,951,251
Digi International, Inc. * (a)                           360,486     4,275,364
Dot Hill Systems Corp. * (a)                             107,400       562,776
Gateway, Inc. * (a)                                      241,400       796,620
National Instruments Corp. (a)                            17,100       362,520
Overland Storage, Inc. * (a)                              62,500       596,250
Plexus Corp. * (a)                                        62,400       887,952
Sonic Solutions * (a)                                    138,000     2,566,800
                                                                   -----------
                                                                    20,697,329

CONSTRUCTION & MINING EQUIPMENT - 0.89%
Pason Systems, Inc.                                      238,000     4,135,922

CONSTRUCTION MATERIALS - 0.78%
Universal Forest Products, Inc. (a)                       87,180     3,613,611

CONTAINERS & GLASS - 0.36%
Jarden Corp. * (a)                                        22,000     1,186,240

Packaging Corp. of America                                22,500       473,625
                                                                   -----------
                                                                     1,659,865

COSMETICS & TOILETRIES - 1.02%
Chattem, Inc. * (a)                                      104,800     4,338,720
Steiner Leisure, Ltd. *                                   10,900       404,063
                                                                   -----------
                                                                     4,742,783

CRUDE PETROLEUM & NATURAL GAS - 2.10%
Cimarex Energy Company * (a)                              93,675     3,644,894
Helmerich & Payne, Inc. (a)                               18,300       858,636
Hydril *                                                   9,200       500,020
Unit Corp. *                                             108,275     4,765,183
                                                                   -----------
                                                                     9,768,733

DOMESTIC OIL - 2.52%
Brigham Exploration Company * (a)                        366,625     3,347,286
Delta Petroleum Corp. * (a)                               33,500       473,020
Energy Partners, Ltd. * (a)                               21,700       568,757
Oil States International, Inc. *                         181,800     4,575,906
St. Mary Land & Exploration Company (a)                   10,400       301,392
TETRA Technologies, Inc. * (a)                            76,850     2,447,673
                                                                   -----------
                                                                    11,714,034

DRUGS & HEALTH CARE - 0.13%
Candela Corp. * (a)                                       32,300       337,535
Qiagen NV * (a)                                           24,400       281,576
                                                                   -----------
                                                                       619,111

EDUCATIONAL SERVICES - 0.04%
Princeton Review, Inc. * (a)                              34,700       202,301

ELECTRICAL EQUIPMENT - 1.54%
AMETEK, Inc.                                             147,450     6,170,783
Craftmade International, Inc. (a)                         45,025       729,405
Power-One, Inc. * (a)                                     42,600       268,806
                                                                   -----------
                                                                     7,168,994

ELECTRICAL UTILITIES - 0.26%
Allete, Inc. (a)                                          24,266     1,210,873

ELECTRONICS - 0.67%
Electro Scientific Industries, Inc. * (a)                 37,700       674,076
FEI Company * (a)                                         11,800       269,158
TTM Technologies, Inc. * (a)                             266,800     2,030,348
X-Rite, Inc. (a)                                          13,300       153,083
                                                                   -----------
                                                                     3,126,665

ENERGY - 2.69%
Headwaters, Inc. * (a)                                    71,650     2,463,327
New Jersey Resources Corp. (a)                            35,100     1,693,575
Southwestern Energy Company *                            178,400     8,381,232
                                                                   -----------
                                                                    12,538,134

FINANCIAL SERVICES - 5.03%
Ace Cash Express, Inc. * (a)                             149,500     3,821,220
Affiliated Managers Group, Inc. * (a)                    102,200     6,983,326

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                                -----------   -----------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Americredit Corp. * (a)                              73,500   $ 1,874,250
Asset Acceptance Capital Corp. * (a)                 97,075     2,515,213
Commercial Capital Bancorp, Inc.                    251,700     4,205,907
Federal Agricultural Mortgage Corp.,
Class C (a)                                          14,400       317,520
Friedman, Billings, Ramsey Group, Inc. (a)           87,850     1,256,255
Fulton Financial Corp. (a)                           20,545       369,810
National Financial Partners Corp.                    45,100     1,765,214
San Juan Basin Royalty Trust (a)                      7,200       302,040
                                                              -----------
                                                               23,410,755

FOOD & BEVERAGES - 0.67%
Del Monte Foods Company *                            19,300       207,861
Interstate Bakeries Corp. * (a)                      56,400       395,364
Performance Food Group Company * (a)                 65,900     1,990,839
Tootsie Roll Industries, Inc. (a)                    18,629       544,898
                                                              -----------
                                                                3,138,962

FURNITURE & FIXTURES - 0.21%
Furniture Brands International, Inc. (a)             46,000       994,060

GAS & PIPELINE UTILITIES - 0.15%
Southwest Gas Corp. (a)                              27,300       696,423

HEALTHCARE PRODUCTS - 3.77%
Kensey Nash Corp. * (a)                              88,700     2,682,288
Merit Medical Systems, Inc. *                       213,777     3,294,304
Orthofix International NV *                          87,575     3,769,228
Polymedica Corp.                                     77,900     2,777,914
Respironics, Inc. * (a)                             118,750     4,288,062
Wright Medical Group, Inc. * (a)                     27,400       731,580
                                                              -----------
                                                               17,543,376

HEALTHCARE SERVICES - 0.38%
AMN Healthcare Services, Inc. * (a)                  41,194       619,146
Magellan Health Services, Inc. *                     13,700       483,747
Vistacare, Inc. * (a)                                36,700       677,849
                                                              -----------
                                                                1,780,742

HOMEBUILDERS - 4.72%
Beazer Homes USA, Inc. (a)                           24,300     1,388,745
Comstock Homebuilding Companies, Inc. * (a)          82,100     1,988,462
Pulte Homes, Inc. (a)                               114,675     9,661,369
Ryland Group, Inc. (a)                              117,300     8,899,551
                                                              -----------
                                                               21,938,127

HOTELS & RESTAURANTS - 0.92%
California Pizza Kitchen, Inc. * (a)                 45,600     1,243,512
Fairmont Hotels Resorts, Inc.                        17,300       602,559
Four Seasons Hotels, Inc. (a)                        10,800       713,880
Orient Express Hotels, Ltd. (a)                      32,600     1,032,442
P.F. Chang's China Bistro, Inc. * (a)                11,900       701,862
                                                              -----------
                                                                4,294,255

HOUSEHOLD APPLIANCES - 0.58%
Drew Industries, Inc. * (a)                          52,675     2,391,445
Libbey, Inc. (a)                                     20,900       330,429
                                                              -----------
                                                                2,721,874

HOUSEHOLD PRODUCTS - 0.04%
WD-40 Company (a)                                     7,200       201,096

INDUSTRIAL MACHINERY - 4.55%
Actuant Corp., Class A * (a)                         91,200     4,372,128
Albany International Corp., Class A (a)               8,500       272,935
Ceradyne Inc. * (a)                                 198,875     4,786,921
FMC Technologies, Inc. *                            119,650     3,825,210
Graco, Inc.                                          72,100     2,456,447
Middleby Corp. * (a)                                 73,325     3,875,960
Rush Enterprises, Inc., Class B *                   100,356     1,345,774
Tennant Company (a)                                   6,700       237,247
                                                              -----------
                                                               21,172,622

INSURANCE - 3.51%
Assured Guaranty, Ltd. (a)                          100,000     2,336,000
Endurance Specialty Holdings, Ltd. (a)                5,500       208,010
First American Corp. (a)                             16,100       646,254
Hub International, Ltd. (a)                          74,600     1,453,954
Max Re Capital, Ltd.                                  6,500       148,850
RenaissanceRe Holdings, Ltd. (a)                     54,900     2,703,276
RLI Corp. (a)                                        45,700     2,038,220
Scottish Re Group, Ltd. (a)                         164,375     3,984,450
Triad Guaranty, Inc. * (a)                           43,400     2,186,926
Zenith National Insurance Corp. (a)                   9,300       631,098
                                                              -----------
                                                               16,337,038

INTERNET CONTENT - 0.04%
Alloy, Inc. * (a)                                    38,500       197,890

INTERNET RETAIL - 0.00%
Ariba, Inc. * (a)                                        16            93

INTERNET SERVICE PROVIDER - 0.41%
United Online, Inc. (a)                             175,700     1,908,102

INTERNET SOFTWARE - 0.18%
MatrixOne, Inc. * (a)                                26,800       134,000
Sapient Corp. * (a)                                  58,000       459,940
SupportSoft, Inc. * (a)                              47,700       247,563
                                                              -----------
                                                                  841,503

INVESTMENT COMPANIES - 0.34%
American Capital Strategies, Ltd. (a)                38,000     1,372,180
Medallion Financial Corp.                            21,500       203,175
                                                              -----------
                                                                1,575,355

LEISURE TIME - 1.28%
Penn National Gaming, Inc. *                        133,600     4,876,400
Scientific Games Corp., Class A * (a)                20,400       549,372
Six Flags, Inc. * (a)                               115,400       536,610
                                                              -----------
                                                                5,962,382

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT       VALUE
                                                      ----------  -----------
COMMON STOCKS (CONTINUED)

MANUFACTURING - 2.67%
AptarGroup, Inc.                                          66,600  $ 3,383,280
Carlisle Companies, Inc. (a)                              57,975    3,978,824
ESCO Technologies, Inc. *                                 21,400    2,157,120
Raven Industries, Inc. (a)                               123,854    2,900,661
                                                                  -----------
                                                                   12,419,885

MEDICAL-HOSPITALS - 0.61%
VCA Antech, Inc. * (a)                                   116,900    2,834,825

METAL & METAL PRODUCTS - 1.42%
Matthews International Corp., Class A (a)                 22,900      892,184
Metals USA, Inc. * (a)                                   188,575    3,586,697
Reliance Steel & Aluminum Company (a)                     57,000    2,112,990
                                                                  -----------
                                                                    6,591,871

MINING - 0.79%
Alpha Natural Resources, Inc. * (a)                       26,100      623,268
AMCOL International Corp. (a)                            162,900    3,060,891
                                                                  -----------
                                                                    3,684,159

MOBILE HOMES - 1.90%
Thor Industries, Inc. (a)                                134,375    4,223,406
Winnebago Industries, Inc. (a)                           140,350    4,596,463
                                                                  -----------
                                                                    8,819,869

MUTUAL FUNDS - 1.40%
iShares Russell 2000 Value Index Fund (a)                101,225    6,508,768

OFFICE FURNISHINGS & SUPPLIES - 0.11%
OfficeMax, Inc. (a)                                        7,907      235,391
United Stationers, Inc. *                                  5,300      260,230
                                                                  -----------
                                                                      495,621

PAPER - 0.13%
P.H. Glatfelter Company (a)                               47,000      582,800

PETROLEUM SERVICES - 0.61%
Core Laboratories NV *                                    74,100    1,987,362
Newpark Resources, Inc. * (a)                            115,800      868,500
                                                                  -----------
                                                                    2,855,862

PHARMACEUTICALS - 1.27%
Amylin Pharmaceuticals, Inc. * (a)                        45,900      960,687
Atherogenics, Inc. * (a)                                  37,600      600,848
Eyetech Pharmaceuticals, Inc. * (a)                       15,000      189,600
Prestige Brands Holdings, Inc. *                         140,750    2,744,625
Vicuron Phamaceuticals, Inc. * (a)                        50,400    1,406,160
                                                                  -----------
                                                                    5,901,920

POLLUTION CONTROL - 0.49%
CUNO, Inc. * (a)                                          31,700    2,264,648

PUBLISHING - 0.21%
Readers Digest Association, Inc., Class A                 59,000      973,500

RAILROADS & EQUIPMENT - 1.20%
Genesee & Wyoming, Inc., Class A * (a)                   205,250    5,584,853

REAL ESTATE - 15.88%
Aames Investment Corp., REIT (a)                         314,400    3,055,968

American Financial Realty Trust, REIT (a)                 21,900      336,822
American Home Mortgage Investment Corp.,
   REIT (a)                                              248,175    8,676,198
Anthracite Capital, Inc., REIT (a)                       212,900    2,522,865
Ashford Hospitality Trust, Inc., REIT                    402,275    4,344,570
Corporate Office Properties Trust, REIT (a)               81,350    2,395,757
Correctional Properties Trust, REIT (a)                   34,025      962,907
Equity One, Inc., REIT (a)                               150,925    3,425,998
Gramercy Captial Corp., REIT (a)                          42,500    1,039,550
KKR Financial Corp., REIT *                              355,875    8,896,875
LaSalle Hotel Properties, REIT (a)                         6,600      216,546
Luminent Mortgage Capital, Inc., REIT (a)                172,400    1,860,196
MFA Mortgage Investments, Inc., REIT (a)                  48,300      359,835
New Century Financial Corp., REIT (a)                    153,650    7,905,293
Newcastle Investment Corp., REIT (a)                     207,325    6,250,849
Pan Pacific Retail Properties, Inc.,
  REIT (a)                                                 8,500      564,230
RAIT Investment Trust, REIT (a)                           89,575    2,682,771
Redwood Trust, Inc., REIT (a)                             75,450    3,893,220
Saxon Capital, Inc., REIT                                362,406    6,186,270
SL Green Realty Corp., REIT                               42,700    2,754,150
The Mills Corp., REIT                                     73,100    4,443,749
Trammell Crow Company * (a)                               46,300    1,122,312
                                                                  -----------
                                                                   73,896,931

RETAIL GROCERY - 0.23%
United Natural Foods, Inc. *                              34,500    1,047,765

RETAIL TRADE - 3.89%
Borders Group, Inc.                                       13,100      331,561
Cabela's, Inc. * (a)                                      77,600    1,657,536
Christopher & Banks Corp. (a)                             17,950      327,767
First Cash Financial Services *                          105,000    2,243,850
Fossil, Inc. *                                             7,800      177,060
Guitar Center, Inc. * (a)                                 53,425    3,118,417
Hot Topic, Inc. * (a)                                     22,900      437,848
PETCO Animal Supplies, Inc. * (a)                         14,300      419,276
Ritchie Brothers Auctioneers, Inc.                        49,300    1,900,515
School Specialty, Inc. *                                  69,700    3,241,050
Sonic Automative, Inc. (a)                                48,100    1,022,606
Sports Authority, Inc. * (a)                               5,300      168,540
The Yankee Candle, Inc.                                   84,000    2,696,400
ValueVision Media, Inc., Class A *                        28,000      336,280
                                                                  -----------
                                                                   18,078,706

SEMICONDUCTORS - 3.19%
Advanced Energy Industries, Inc. * (a)                    93,500      734,910
Applied Micro Circuits Corp. *                            58,200      148,992
ASM International NV *                                    14,800      235,320
Credence Systems Corp. * (a)                              63,100      571,055
Cymer, Inc. * (a)                                         55,500    1,462,425
Diodes, Inc. * (a)                                       132,000    4,118,400

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                    -------------    -------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Emcore Corp. * (a)                                        174,400    $     720,272
Fairchild Semiconductor
   International, Inc. * (a)                               38,500          567,875
Kulicke & Soffa Industries, Inc. * (a)                     75,900          600,369
LTX Corp. * (a)                                           101,500          503,440
MKS Instruments, Inc. * (a)                                43,700          738,093
ON Semiconductor Corp. * (a)                               68,400          314,640
Power Integrations, Inc. * (a)                              8,000          172,560
Rudolph Technologies, Inc. * (a)                           19,700          282,301
Semtech Corp. * (a)                                        16,400          273,060
Sigmatel, Inc. * (a)                                      147,500        2,531,100
Veeco Instruments, Inc. * (a)                              52,700          857,956
                                                                     -------------
                                                                        14,832,768

SOFTWARE - 0.40%
Altiris, Inc. * (a)                                        19,425          285,159
Captiva Software Corp. *                                   14,000          202,160
SCO Group, Inc. * (a)                                      39,500          151,285
Websense, Inc. *                                           25,925        1,245,696
                                                                     -------------
                                                                         1,884,300

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.64%
Atheros Communications, Inc. * (a)                         47,900          386,074
General Communication, Inc. *                              22,800          225,036
NETGEAR, Inc. * (a)                                       126,600        2,354,760
                                                                     -------------
                                                                         2,965,870

TRANSPORTATION - 0.68%
Nordic American Tanker Shipping, Ltd.(a)                   67,000        2,844,150
Pacer International, Inc. * (a)                            14,500          315,955
                                                                     -------------
                                                                         3,160,105

TRUCKING & FREIGHT - 5.11%
Celadon Group, Inc. *                                      26,800          456,672
Landstar Systems, Inc. *                                  113,300        3,412,596
Old Dominion Freight Lines, Inc. *                        164,275        4,407,498
Oshkosh Truck Corp.                                       124,700        9,761,516
Overnite Corp.                                            133,075        5,719,564
                                                                     -------------
                                                                        23,757,846
                                                                     -------------
TOTAL COMMON STOCKS (Cost $410,306,929)                              $ 469,528,499
                                                                     -------------

SHORT TERM INVESTMENTS - 25.14%
State Street Navigator Securities
Lending Prime Portfolio (c)                         $ 116,938,077    $ 116,938,077
                                                    -------------    -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $116,938,077)                                                  $ 116,938,077
                                                                     -------------
TOTAL INVESTMENTS (SMALL CAP OPPORTUNITIES TRUST)
(COST $527,245,006) - 126.07%                                        $ 586,466,576
LIABILITIES IN EXCESS OF OTHER ASSETS - (26.07)%                      (121,260,643)
                                                                     -------------
TOTAL NET ASSETS - 100.00%                                           $ 465,205,933
                                                                     =============

SMALL CAP VALUE TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
                                                   -----------   -----------
COMMON STOCKS - 96.75%

AEROSPACE - 0.84%
Curtiss Wright Corp. (a)                                40,200   $ 2,168,790

AIR TRAVEL - 0.66%
Airtran Holdings, Inc. * (a)                           184,600     1,703,858

APPAREL & TEXTILES - 2.53%
Gildan Activewear, Inc. *                              103,200     2,719,320
Stage Stores, Inc. * (a)                                87,700     3,823,720
                                                                 -----------
                                                                   6,543,040

AUTO PARTS - 2.23%
Modine Manufacturing Company (a)                        97,000     3,158,320
O'Reilly Automotive, Inc. * (a)                         87,200     2,599,432
                                                                 -----------
                                                                   5,757,752

AUTO SERVICES - 0.78%
Spartan Motors, Inc.                                   186,500     2,010,470

BANKING - 6.18%
Amcore Financial, Inc. (a)                              71,200     2,127,456
First Midwest Bancorp, Inc.                             71,600     2,518,172
MB Financial, Inc.                                      49,100     1,955,653
Newalliance Bancshares, Inc.                           135,200     1,899,560
Texas Regional Bancshares, Inc., Class A (a)           127,700     3,892,296
Westamerica Bancorporation                              67,300     3,554,113
                                                                 -----------
                                                                  15,947,250

BUILDING MATERIALS & CONSTRUCTION - 1.51%
WCI Commmunities, Inc. * (a)                           122,000     3,907,660

BUSINESS SERVICES - 3.83%
ADVO, Inc. (a)                                          99,500     3,169,075
Black Box Corp. (a)                                     20,600       729,240
Bowne & Company, Inc. (a)                              152,000     2,197,920
MAXIMUS, Inc. (a)                                      107,600     3,797,204
                                                                 -----------
                                                                   9,893,439

COMPUTERS & BUSINESS EQUIPMENT - 1.65%
Electronics For Imaging, Inc. * (a)                    103,800     2,183,952
Intergraph Corp. *                                      60,300     2,077,938
                                                                 -----------
                                                                   4,261,890

CONSTRUCTION MATERIALS - 1.86%
Simpson Manufacturing, Inc. (a)                        157,500     4,811,625

CRUDE PETROLEUM & NATURAL GAS - 1.15%
Plains Exploration & Production Company *               83,800     2,977,414

DOMESTIC OIL - 5.45%
Encore Aquisition Company * (a)                         91,100     3,735,100
Vintage Petroleum, Inc.                                203,800     6,209,786
Whiting Petroleum Corp. * (a)                          113,400     4,117,554
                                                                 -----------
                                                                  14,062,440

ELECTRICAL EQUIPMENT - 1.07%
NAM TAI Electronics, Inc. * (a)                        121,600     2,765,184

ELECTRICAL UTILITIES - 2.65%
Northwestern Corp. (a)                                  48,300     1,522,416
PNM Resources, Inc. (a)                                118,700     3,419,747

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP VALUE TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT         VALUE
                                            ------------   ------------
COMMON STOCKS (CONTINUED)
ELECTRICAL UTILITIES (CONTINUED)
Westar Energy, Inc.                               78,600   $  1,888,758
                                                           ------------
                                                              6,830,921

ELECTRONICS - 1.98%
Belden CDT, Inc. (a)                             217,449      4,609,919
Technitrol, Inc. (a)                              36,400        514,332
                                                           ------------
                                                              5,124,251

ENERGY - 0.75%
New Jersey Resources Corp.                        40,300      1,944,475

FINANCIAL SERVICES - 1.39%
Delphi Financial Group, Inc. (a)                  81,050      3,578,357

FOOD & BEVERAGES - 0.28%
John B. Sanfilippo & Son, Inc. * (a)              31,000        714,860

GAS & PIPELINE UTILITIES - 1.31%
Atmos Energy Corp. (a)                            66,400      1,912,320
WGL Holdings, Inc. (a)                            43,400      1,459,976
                                                           ------------
                                                              3,372,296

GOLD - 0.58%
Meridian Gold, Inc. * (a)                         82,700      1,488,600

HEALTHCARE PRODUCTS - 2.21%
Diagnostic Products Corp. (a)                     67,500      3,194,775
Polymedica Corp. (a)                              70,500      2,514,030
                                                           ------------
                                                              5,708,805

HEALTHCARE SERVICES - 2.09%
CorVel Corp. * (a)                                19,600        492,352
ICON PLC, ADR * (a)                              141,200      4,899,640
                                                           ------------
                                                              5,391,992

HOTELS & RESTAURANTS - 2.43%
CEC Entertainment, Inc. *                         41,250      1,736,212
Interstate Hotels & Resorts, Inc. *              318,900      1,565,799
Ruby Tuesday, Inc. (a)                           114,900      2,975,910
                                                           ------------
                                                              6,277,921

INDUSTRIAL MACHINERY - 2.65%
Albany International Corp., Class A              106,800      3,429,348
Kadant, Inc. * (a)                                86,700      1,901,331
Quixote Corp. (a)                                 77,600      1,521,736
                                                           ------------
                                                              6,852,415

INSURANCE - 9.94%
Assured Guaranty, Ltd.                           278,700      6,510,432
IPC Holdings, Ltd.                                90,400      3,581,648
Platinum Underwriters Holdings, Ltd. (a)         150,800      4,798,456
Reinsurance Group of America, Inc. (a)            74,000      3,441,740
Scottish Re Group, Ltd. (a)                      144,800      3,509,952
Universal American Financial Corp. * (a)         168,900      3,820,518
                                                           ------------
                                                             25,662,746

MANUFACTURING - 8.10%
Acuity Brands, Inc. (a)                          191,700      4,924,773
AptarGroup, Inc.                                  67,300      3,418,840
Carlisle Companies, Inc. (a)                      68,000      4,666,840
Deswell Industries, Inc.                         198,850      3,098,063
Novelis, Inc. (a)                                154,300      3,962,424
Wolverine Tube, Inc. * (a)                       143,300        841,171
                                                           ------------
                                                             20,912,111

MEDICAL-HOSPITALS - 1.09%
AmSurg Corp. * (a)                               101,249      2,803,585

METAL & METAL PRODUCTS - 1.69%
Matthews International Corp., Class A (a)         52,700      2,053,192
Mueller Industries, Inc.                          84,900      2,300,790
                                                           ------------
                                                              4,353,982

MINING - 3.48%
Aber Diamond Corp. (a)                            48,300      1,486,674
Compass Minerals International, Inc. (a)         163,100      3,816,540
Penn Virginia Corp. (a)                           82,100      3,667,407
                                                           ------------
                                                              8,970,621

OFFICE FURNISHINGS & SUPPLIES - 2.96%
United Stationers, Inc. * (a)                    155,400      7,630,140

PHARMACEUTICALS - 1.79%
Herbalife Ltd. *                                 214,100      4,626,701

RAILROADS & EQUIPMENT - 1.78%
Genesee & Wyoming, Inc., Class A *               168,650      4,588,967

REAL ESTATE - 10.08%
Acadia Realty Trust, REIT                         55,100      1,027,615
Cousins Properties, Inc., REIT                   123,500      3,653,130
Innkeepers USA Trust, REIT                       167,800      2,506,932
Kilroy Realty Corp., REIT (a)                     50,800      2,412,492
LaSalle Hotel Properties, REIT (a)                59,500      1,952,195
Maguire Properties, Inc., REIT (a)               135,300      3,834,402
PS Business Parks, Inc., REIT (a)                 56,000      2,489,200
RAIT Investment Trust, REIT (a)                   26,600        796,670
Realty Income Corp., REIT (a)                     93,600      2,343,744
U-Store-It Trust, REIT (a)                       129,000      2,457,450
Ventas, Inc., REIT                                84,000      2,536,800
                                                           ------------
                                                             26,010,630

RETAIL TRADE - 6.51%
Casey's General Stores, Inc. (a)                 128,300      2,542,906
Cato Corp., Class A (a)                          140,100      2,893,065
GameStop Corp. *                                  54,700      1,635,530
Hibbett Sporting Goods, Inc. * (a)                55,300      2,092,552
NBTY, Inc. *                                     148,600      3,854,684
The Yankee Candle, Inc. (a)                      117,700      3,778,170
                                                           ------------
                                                             16,796,907

TOBACCO - 1.27%
Universal Corp. (a)                               74,700      3,270,366
                                            ------------   ------------
TOTAL COMMON STOCKS (Cost $213,256,269)                    $249,722,461
                                                           ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                   -------------   --------------
SHORT TERM INVESTMENTS - 21.98%
State Street Euro Dollar Time Deposit
1.40% due 07/01/2005                               $   6,325,000   $   6,325,000

State Street Navigator Securities Lending
Prime Portfolio                                       50,408,828      50,408,828
                                                   -------------   -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $56,733,828)                                                 $  56,733,828
                                                                   -------------
TOTAL INVESTMENTS (SMALL CAP VALUE TRUST)
(COST $269,990,097) - 118.73%                                      $ 306,456,289
LIABILITIES IN EXCESS OF OTHER ASSETS - (18.73)%                     (48,348,938)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 258,107,351
                                                                   =============

SMALL COMPANY VALUE TRUST

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT        VALUE
                                              -----------   -----------
COMMON STOCKS - 98.63%

AEROSPACE - 1.16%
EDO Corp.                                         130,700   $ 3,909,237
Woodward Governor Company                          62,400     5,243,472
                                                            -----------
                                                              9,152,709

APPAREL & TEXTILES - 0.98%
Culp, Inc. * (a)                                  163,500       719,400
G & K Services, Class A (a)                       185,800     7,010,234
                                                            -----------
                                                              7,729,634

AUTO PARTS - 1.23%
Accuride Corp. *                                   48,900       519,807
TBC Corp. *                                       336,700     9,134,671
                                                            -----------
                                                              9,654,478

AUTO SERVICES - 1.12%
Dollar Thrifty Automotive Group, Inc. * (a)       231,600     8,796,168

BANKING - 7.32%
East West Bancorp, Inc.                           365,900    12,290,581
First Republic Bank (a)                           375,050    13,250,517
Netbank, Inc. (a)                                 325,700     3,035,524
SVB Financial Group *                             288,000    13,795,200
Texas Regional Bancshares, Inc., Class A          500,080    15,242,438
                                                            -----------
                                                             57,614,260

BIOTECHNOLOGY - 2.42%
Exelixis, Inc. * (a)                              374,000     2,778,820
Lexicon Genetics, Inc. * (a)                      529,700     2,616,718
Myriad Genetics, Inc. * (a)                       313,000     4,898,450
Progress Software Corp. * (a)                     291,600     8,791,740
                                                            -----------
                                                             19,085,728

BROADCASTING - 0.65%
Saga Communications, Inc., Class A *              366,300     5,128,200

BUILDING MATERIALS & CONSTRUCTION - 0.77%
ElkCorp                                           212,300     6,061,165

BUSINESS SERVICES - 4.10%
Electro Rent Corp. *                              382,700     5,564,458
FTI Consulting, Inc. * (a)                        242,500     5,068,250
McGrath Rentcorp (a)                              367,400     8,707,380
MPS Group, Inc. * (a)                             680,000     6,405,600
StarTek, Inc. (a)                                 151,600     2,489,272
Wireless Facilities, Inc. * (a)                   635,200     4,020,816
                                                            -----------
                                                             32,255,776

CHEMICALS - 2.02%
Airgas, Inc.                                      285,200     7,035,884
Arch Chemicals, Inc. (a)                          209,200     5,221,632
MacDermid, Inc. (a)                               117,300     3,655,068
                                                            -----------
                                                             15,912,584

COMPUTERS & BUSINESS EQUIPMENT - 1.16%
Brooks Automation, Inc. * (a)                     307,100     4,560,435
Helix Technology Corp. (a)                        341,800     4,539,104
                                                            -----------
                                                              9,099,539

CONSTRUCTION & MINING EQUIPMENT - 0.97%
Carbo Ceramics, Inc. (a)                           96,800     7,643,328

CONSTRUCTION MATERIALS - 3.53%
Ameron International Corp. (a)                    104,200     3,897,080
Florida Rock Industries, Inc.                     156,425    11,473,774
JLG Industries, Inc. (a)                          452,200    12,426,456
                                                            -----------
                                                             27,797,310

CRUDE PETROLEUM & NATURAL GAS - 0.57%
Cimarex Energy Company * (a)                      116,241     4,522,937

DOMESTIC OIL - 3.57%
Forest Oil Corp. *                                264,100    11,092,200
TETRA Technologies, Inc. *                        279,400     8,898,890
Whiting Petroleum Corp. *                         223,000     8,097,130
                                                            -----------
                                                             28,088,220

DRUGS & HEALTH CARE - 2.50%
Arrow International, Inc.                         158,800     5,065,720
Bone Care International, Inc. * (a)               231,300     7,625,961
Diversa Corp. * (a)                               416,100     2,167,881
Landauer, Inc. (a)                                 93,000     4,827,630
                                                            -----------
                                                             19,687,192

ELECTRICAL EQUIPMENT - 1.95%
C & D Technologies, Inc.                          252,700     2,322,313
Genlyte Group, Inc. *                             101,600     4,951,984
Littelfuse, Inc. * (a)                            197,044     5,487,675
Methode Electronics, Inc., Class A                216,500     2,569,855
                                                            -----------
                                                             15,331,827

ELECTRICAL UTILITIES - 2.53%
Black Hills Corp. (a)                             191,600     7,060,460
Cleco Corp. (a)                                   212,900     4,592,253
El Paso Electric Company *                        244,900     5,008,205

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT         VALUE
                                               -----------   -----------
COMMON STOCKS (CONTINUED)
ELECTRICAL UTILITIES (CONTINUED)
Otter Tail Corp.                                   120,000   $ 3,279,600
                                                             -----------
                                                              19,940,518

ELECTRONICS - 2.46%
Analogic Corp. (a)                                  58,000     2,918,560
Belden CDT, Inc. (a)                               274,850     5,826,820
Franklin Electric, Inc.                            275,300    10,640,345
                                                             -----------
                                                              19,385,725

FOOD & BEVERAGES - 0.25%
Centerplate, Inc.                                  152,000     1,938,000

FOREST PRODUCTS - 0.76%
Deltic Timber Corp.                                157,800     6,001,134

FURNITURE & FIXTURES - 0.79%
Stanley Furniture Company, Inc. (a)                253,200     6,218,592

GAS & PIPELINE UTILITIES - 0.56%
Vectren Corp.                                      153,400     4,407,182

GOLD - 0.60%
Meridian Gold, Inc. * (a)                          262,900     4,732,200

HEALTHCARE PRODUCTS - 1.52%
Owens & Minor, Inc. (a)                            369,700    11,959,795

HOTELS & RESTAURANTS - 1.86%
RARE Hospitality International, Inc. *             349,350    10,644,695
Ruby Tuesday, Inc. (a)                             153,700     3,980,830
                                                             -----------
                                                              14,625,525

INDUSTRIAL MACHINERY - 1.10%
IDEX Corp. (a)                                     225,150     8,693,042

INSURANCE - 5.37%
Brown & Brown, Inc. (a)                             16,600       746,004
Markel Corp. * (a)                                  24,700     8,373,300
Midland Company                                    170,810     6,010,804
ProAssurance Corp. * (a)                           318,400    13,296,384
Scottish Re Group, Ltd. (a)                        197,300     4,782,552
Triad Guaranty, Inc. *                             178,999     9,019,760
                                                             -----------
                                                              42,228,804

INVESTMENT COMPANIES - 2.11%
Allied Capital Corp.                               249,600     7,265,856
American Capital Strategies, Ltd. (a)              103,300     3,730,163
First Financial Fund, Inc. (a)                     311,100     5,640,243
                                                             -----------
                                                              16,636,262

LEISURE TIME - 1.27%
SCP Pool Corp.                                     283,999     9,965,525

LIFE SCIENCES - 0.56%
Symyx Technologies, Inc. * (a)                     156,900     4,390,062

MANUFACTURING - 3.23%
AptarGroup, Inc.                                   183,500     9,321,800
Nordson Corp.                                      215,844     7,399,132
Thomas Industries, Inc. (a)                        218,300     8,723,268
                                                             -----------
                                                              25,444,200

METAL & METAL PRODUCTS - 2.43%
Gibraltar Industries, Inc. (a)                     337,550     6,258,177
Matthews International Corp., Class A              329,485    12,836,736
                                                             -----------
                                                              19,094,913

MINING - 1.41%
Penn Virginia Corp.                                249,000    11,122,830

MOBILE HOMES - 0.64%
Skyline Corp.                                      126,200     5,039,166

MUTUAL FUNDS - 0.53%
iShares Russell 2000 Value Index Fund (a)           65,400     4,205,220

NEWSPAPERS - 0.64%
Journal Register Company * (a)                     289,100     5,062,141

PAPER - 0.88%
Chesapeake Corp.                                    88,300     1,849,002
Wausau-Mosinee Paper Corp.                         426,500     5,109,470
                                                             -----------
                                                               6,958,472

PETROLEUM SERVICES - 3.23%
Atwood Oceanics, Inc. * (a)                         94,200     5,798,952
Lone Star Technologies, Inc. *                     127,500     5,801,250
TODCO *                                            368,500     9,459,395
W-H Energy Services, Inc. * (a)                    175,600     4,377,708
                                                             -----------
                                                              25,437,305

RAILROADS & EQUIPMENT - 0.68%
Genesee & Wyoming, Inc., Class A * (a)             196,100     5,335,881

REAL ESTATE - 6.11%
Bedford Property Investments, Inc., REIT (a)       195,300     4,495,806
Columbia Equity Trust, Inc., REIT *                100,700     1,545,745
Glenborough Realty Trust, Inc., REIT               152,200     3,133,798
Innkeepers USA Trust, REIT                         220,100     3,288,294
Kilroy Realty Corp., REIT                          237,200    11,264,628
LaSalle Hotel Properties, REIT                     236,900     7,772,689
Strategic Hotel Cap, Inc., REIT                    256,300     4,613,400
Sun Communities, Inc., REIT                        169,400     6,299,986
Washington REIT (a)                                181,100     5,650,320
                                                             -----------
                                                              48,064,666

RETAIL GROCERY - 0.79%
Nash-Finch Company (a)                             107,600     3,953,224
Wild Oats Markets, Inc. * (a)                      194,800     2,230,460
                                                             -----------
                                                               6,183,684

RETAIL TRADE - 6.84%
Aaron Rents, Inc., Class A                          22,050       501,637
Aaron Rents, Inc., Class B (a)                     630,200    15,685,678
Casey's General Stores, Inc.                       354,500     7,026,190
CSS Industries, Inc. (a)                           182,350     6,170,724
Fred's, Inc., Class A (a)                          241,400     4,002,412

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                   -------------    -------------
COMMON STOCKS (CONTINUED)
RETAIL TRADE (CONTINUED)
Hancock Fabrics, Inc. (a)                                249,800    $   1,658,672
Haverty Furniture Companies, Inc.                        423,700        6,262,286
Stein Mart, Inc. (a)                                     568,700       12,511,400
                                                                    -------------
                                                                       53,818,999

SANITARY SERVICES - 2.31%
Casella Waste Systems, Inc., Class A *                   437,400        5,248,800
Insituform Technologies, Inc., Class A * (a)             362,900        5,817,287
Synagro Technologies, Inc. *                             268,000        1,294,440
Waste Connections, Inc. * (a)                            156,550        5,837,749
                                                                    -------------
                                                                       18,198,276

SEMICONDUCTORS - 1.92%
ATMI, Inc. * (a)                                         166,700        4,835,967
Exar Corp. * (a)                                         303,400        4,517,626
Mykrolis Corp. * (a)                                     405,000        5,755,050
                                                                    -------------
                                                                       15,108,643

SOFTWARE - 2.54%
Packeteer, Inc. * (a)                                    446,600        6,297,060
SPSS, Inc. *                                             260,700        5,008,047
Websense, Inc. * (a)                                     180,400        8,668,220
                                                                    -------------
                                                                       19,973,327

STEEL - 0.97%
Carpenter Technology Corp.                               146,800        7,604,240

TIRES & RUBBER - 0.38%
Myers Indiana, Inc. (a)                                  238,600        2,982,500

TRANSPORTATION - 1.65%
Kirby Corp. *                                            201,400        9,083,140
Macquarie Infrastructure Company Trust (a)               136,200        3,865,356
                                                                    -------------
                                                                       12,948,496

TRUCKING & FREIGHT - 3.69%
Landstar Systems, Inc. *                                 626,400       18,867,168
UTI Worldwide, Inc. (a)                                  145,800       10,150,596
                                                                    -------------
                                                                       29,017,764
                                                                    -------------
TOTAL COMMON STOCKS (Cost $563,499,193)                             $ 776,284,144
                                                                    -------------

SHORT TERM INVESTMENTS - 16.35%
State Street Navigator Securities
Lending Prime Portfolio (c)                        $ 118,907,130    $ 118,907,130
T. Rowe Price Reserve Investment Fund (c)              9,748,249        9,748,249
                                                   -------------    -------------

TOTAL SHORT TERM INVESTMENTS
(Cost $128,655,379)                                                 $ 128,655,379
                                                                    -------------

REPURCHASE AGREEMENTS - 0.22%
Repurchase Agreement with State Street
  Corp. dated 06/30/2005 at 1.40% to
  be repurchased at $1,753,068 on
  07/01/2005, collateralized by
  $1,775,000 Federal Home Loan
  Mortgage Corporation, 4.20% due
  10/20/2009 (valued at $1,790,531,
  including interest) (c)                          $   1,753,000    $   1,753,000
                                                   -------------    -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,753,000)                                                   $   1,753,000
                                                                    -------------

TOTAL INVESTMENTS (SMALL COMPANY VALUE TRUST)
(COST $693,907,572) - 115.20%                                       $ 906,692,523
LIABILITIES IN EXCESS OF OTHER ASSETS - (15.20)%                     (119,614,900)
                                                                    -------------
TOTAL NET ASSETS - 100.00%                                          $ 787,077,623
                                                                    =============

SPECIAL VALUE TRUST

                                        SHARES OR
                                        PRINCIPAL
                                         AMOUNT        VALUE
                                        ----------   ----------
COMMON STOCKS - 91.74%
AEROSPACE - 2.25%
DRS Technologies, Inc.                      10,300   $  528,184
Fairchild Corp. Class A * (a)                4,400       12,584
HEICO Corp., Class A                        18,900      340,578
Orbital Sciences Corp., Class A * (a)       33,800      334,620
                                                     ----------
                                                      1,215,966

AIR TRAVEL - 0.96%
SkyWest, Inc.                               28,600      519,948

APPAREL & TEXTILES - 1.23%
Timberland Company, Class A *               17,200      665,984

AUTO PARTS - 0.50%
Lear Corp.                                   7,400      269,212

BANKING - 7.77%
Amcore Financial, Inc.                       7,100      212,148
BancTrust Financial Group, Inc. (a)          3,500       68,355
City Bank Lynwood Washington (a)             1,200       37,224
Corus Bankshares, Inc.                       9,600      532,704
Cullen Frost Bankers, Inc.                   9,800      466,970
Downey Financial Corp.                       7,000      512,400
First Albany Companies, Inc. (a)             7,100       42,316
First Charter Corp. (a)                     19,500      428,415
First State Bancorporation                  20,200      389,658
IBERIABANK Corp.                             3,000      184,830
Pacific Capital Bancorp                     13,566      503,027
Sterling Bancorp                            10,460      223,321
Tompkins Trustco, Inc.                         300       13,020
Umpqua Holdings Corp. (a)                    9,600      225,984
Webster Financial Corp.                      7,500      350,175
                                                     ----------
                                                      4,190,547

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT       VALUE
                                            ----------   ----------
COMMON STOCKS (CONTINUED)
BUSINESS SERVICES - 4.30%
Black Box Corp.                                  7,300   $  258,420
John H. Harland Company (a)                      9,900      376,200
Korn/Ferry International *                       2,200       39,050
Labor Ready, Inc. * (a)                         34,700      808,857
Perot Systems Corp., Class A *                  21,100      300,042
Watson Wyatt & Company Holdings                 20,900      535,667
                                                         ----------
                                                          2,318,236

CHEMICALS - 1.70%
A. Schulman, Inc.                               15,900      284,451
Lyondell Chemical Company                       11,050      291,941
Olin Corp.                                      18,700      341,088
                                                         ----------
                                                            917,480

COMPUTERS & BUSINESS EQUIPMENT - 1.56%
Electronics For Imaging, Inc. *                 11,300      237,752
Pomeroy Computer Resources, Inc. * (a)          22,200      224,886
Rimage Corp. *                                   5,100      108,273
Tech Data Corp. *                                7,400      270,914
                                                         ----------
                                                            841,825

CONSTRUCTION & MINING EQUIPMENT - 1.53%
National Oilwell, Inc. *                        17,395      826,958

CONSTRUCTION MATERIALS - 1.24%
EMCOR Group, Inc. *                              8,200      400,980
Patrick Industries, Inc. * (a)                  27,200      266,288
                                                         ----------
                                                            667,268

CONTAINERS & GLASS - 0.92%
Smurfit-Stone Container Corp. *                 49,000      498,330

COSMETICS & TOILETRIES - 1.28%
Steiner Leisure, Ltd. *                         18,700      693,209

CRUDE PETROLEUM & NATURAL GAS - 2.07%
Newfield Exploration Company *                   9,800      390,922
XTO Energy, Inc.                                21,366      726,231
                                                         ----------
                                                          1,117,153

DOMESTIC OIL - 1.57%
Denbury Resources, Inc. *                       21,300      847,101

EDUCATIONAL SERVICES - 0.25%
Leapfrog Enterprises, Inc., Class A * (a)       11,700      132,210

ELECTRICAL EQUIPMENT - 0.53%
Tektronix, Inc.                                 12,222      284,406

ELECTRICAL UTILITIES - 0.21%
MGE Energy, Inc. (a)                             3,100      112,778

ELECTRONICS - 1.52%
Bel Fuse, Inc., Class B (a)                      5,000      152,800
Mercury Computer Systems, Inc. *                11,900      325,703
Woodhead Industries, Inc.                       27,100      341,731
                                                         ----------
                                                            820,234

ENERGY - 0.57%
New Jersey Resources Corp.                       6,400      308,800

FINANCIAL SERVICES - 1.43%
Financial Federal Corp. (a)                      9,100      351,624
Portfolio Recovery Associates, Inc. * (a)       10,000      420,200
                                                         ----------
                                                            771,824

FOOD & BEVERAGES - 2.16%
Del Monte Foods Company *                       64,600      695,742
Performance Food Group Company *                15,600      471,276
                                                         ----------
                                                          1,167,018

FURNITURE & FIXTURES - 0.73%
Furniture Brands International, Inc. (a)        18,100      391,141

GAS & PIPELINE UTILITIES - 0.56%
Northwest Natural Gas Company                    7,900      302,096

HEALTHCARE SERVICES - 4.94%
AMERIGROUP Corp. *                              17,400      699,480
Apria Healthcare Group, Inc. *                  17,500      606,200
Cross Country Healthcare, Inc. *                30,700      521,900
MedQuist, Inc. *                                31,300      416,290
National Dentex Corp. *                         23,200      419,224
                                                         ----------
                                                          2,663,094

HOTELS & RESTAURANTS - 1.37%
Benihana, Inc. Class A *                        21,300      304,590
O'Charley's, Inc. *                             24,500      432,670
                                                         ----------
                                                            737,260
INDUSTRIAL MACHINERY - 5.82%
Albany International Corp., Class A             18,800      603,668
Cummins, Inc.                                    7,900      589,419
IDEX Corp.                                      18,300      706,563
Kennametal, Inc.                                10,100      463,085
Lindsay Manufacturing Company                    8,500      200,430
Sauer-Danfoss, Inc.                             32,500      577,525
                                                         ----------
                                                          3,140,690
INDUSTRIALS - 1.89%
Crane Company                                   20,300      533,890
Harsco Corp.                                     8,900      485,495
                                                         ----------
                                                          1,019,385

INSURANCE - 2.84%
CNA Surety Corp. *                              23,400      347,490
Midland Company (a)                             16,200      570,078
RLI Corp.                                        8,800      392,480
Triad Guaranty, Inc. *                           4,400      221,716
                                                         ----------
                                                          1,531,764

INTERNET CONTENT - 0.61%
McAfee, Inc. *                                  12,600      329,868

INTERNET RETAIL - 0.39%
NetIQ Corp. *                                   18,600      211,110

INTERNET SOFTWARE - 0.03%
RealNetworks, Inc. * (a)                         2,700       13,419

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT        VALUE
                                            -----------   -----------
COMMON STOCKS (CONTINUED)
LEISURE TIME - 0.23%
K2, Inc. *                                        9,900   $   125,532

MANUFACTURING - 5.68%
AptarGroup, Inc.                                 10,300       523,240
Kaydon Corp. (a)                                 19,200       534,720
Pentair, Inc.                                    18,300       783,423
Roper Industries, Inc.                            9,300       663,741
Snap-on, Inc.                                     9,400       322,420
Thomas Industries, Inc.                           6,000       239,760
                                                          -----------
                                                            3,067,304

MEDICAL-HOSPITALS - 1.16%
RehabCare Group, Inc. *                          23,400       625,482

METAL & METAL PRODUCTS - 2.41%
Gibraltar Industries, Inc.                       24,350       451,449
Mueller Industries, Inc.                         12,800       346,880
Timken Company                                   21,700       501,270
                                                          -----------
                                                            1,299,599

MUTUAL FUNDS - 6.44%
iShares Nasdaq Biotechnology Index Fund *        10,000       679,000
iShares Russell 2000 Value Index Fund (a)        43,500     2,797,050
                                                          -----------
                                                            3,476,050

OFFICE FURNISHINGS & SUPPLIES - 1.84%
IKON Office Solutions, Inc.                      38,200       363,282
United Stationers, Inc. *                        12,800       628,480
                                                          -----------
                                                              991,762

PAPER - 0.71%
Pope & Talbot, Inc.                              34,700       385,170

PETROLEUM SERVICES - 1.70%
RPC, Inc. (a)                                     9,750       164,970
TODCO *                                          29,300       752,131
                                                          -----------
                                                              917,101

PHARMACEUTICALS - 0.82%
Bentley Pharmaceuticals, Inc. * (a)              40,400       442,380

RAILROADS & EQUIPMENT - 0.78%
Wabtec Corp.                                     19,600       421,008

REAL ESTATE - 4.86%
American Land Lease, Inc., REIT                   9,500       208,145
Cousins Properties, Inc., REIT                    8,500       251,430
Duke Realty Corp., REIT                           6,700       212,122
Equity One, Inc., REIT                           14,600       331,420
Host Marriott Corp., REIT                        21,400       374,500
LaSalle Hotel Properties, REIT                   13,100       429,811
Liberty Property Trust, REIT                      6,000       265,860
Pan Pacific Retail Properties, Inc., REIT         8,300       550,954
                                                          -----------
                                                            2,624,242

RETAIL TRADE - 5.84%
Cato Corp., Class A                              33,600       693,840
Deb Shops, Inc.                                   9,500       275,215
Dillard's, Inc., Class A (a)                     15,400       360,668
Linens'n Things, Inc. *                          14,300       338,338
The Buckle, Inc.                                 10,000       443,400
The Neiman Marcus Group, Inc., Class A           10,700     1,037,044
                                                          -----------
                                                            3,148,505

SEMICONDUCTORS - 0.55%
Exar Corp. *                                     20,100       299,289

SOFTWARE - 1.32%
Dendrite International, Inc. *                   20,600       284,280
EPIQ Systems, Inc. * (a)                         21,800       356,648
Micromuse, Inc. *                                12,600        71,316
                                                          -----------
                                                              712,244

TRANSPORTATION - 0.82%
Kirby Corp. *                                     9,200       414,920
Stonepath Group, Inc. *                          29,400        27,048
                                                          -----------
                                                              441,968

TRAVEL SERVICES - 0.40%
Pegasus Solutions, Inc. * (a)                    19,400       216,310

TRUCKING & FREIGHT - 1.45%
Arkansas Best Corp.                              14,800       470,788
Navistar International Corp. *                    9,700       310,400
                                                          -----------
                                                              781,188
                                                          -----------
TOTAL COMMON STOCKS (Cost $42,659,282)                    $49,501,448
                                                          -----------

CORPORATE BONDS - 0.09%

METAL & METAL PRODUCTS - 0.09%
Mueller Industries, Inc.
6.00% due 11/01/2014 (a)                    $    52,000        51,480
                                            -----------   -----------
TOTAL CORPORATE BONDS (Cost $51,012)                      $    51,480
                                                          -----------

SHORT TERM INVESTMENTS - 15.66%
State Street Navigator Securities
  Lending Prime Portfolio (c)               $ 8,450,807   $ 8,450,807
                                            -----------   -----------

TOTAL SHORT TERM INVESTMENTS
(Cost $8,450,807)                                         $ 8,450,807
                                                          -----------

REPURCHASE AGREEMENTS - 8.78%
Repurchase Agreement with State Street
  Corp. dated 06/30/2005 at 1.40% to
  be repurchased at $4,736,184 on
  07/01/2005, collateralized by
  $4,825,000 U.S. Treasury Notes,
  3.50% due 02/15/2010 (valued at
  $4,831,031, including interest)           $ 4,736,000   $ 4,736,000
                                            -----------   -----------
TOTAL REPURCHASE AGREEMENTS
(Cost $4,736,000)                                         $ 4,736,000
                                                          -----------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (SPECIAL VALUE TRUST)
(COST $55,897,101) - 116.27%                                 $ 62,739,735
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.27)%               (8,779,810)
                                                             ------------
TOTAL NET ASSETS - 100.00%                                   $ 53,959,925
                                                             ============

MID VALUE TRUST

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT        VALUE
                                                -----------   -----------
COMMON STOCKS - 96.22%

AEROSPACE - 1.67%
Raytheon Company                                     40,700   $ 1,592,184
Rockwell Collins, Inc. (a)                           23,000     1,096,640
                                                              -----------
                                                                2,688,824

AIR TRAVEL - 1.14%
Southwest Airlines Company                          131,900     1,837,367

APPAREL & TEXTILES - 0.49%
Cintas Corp.                                         20,600       795,160

AUTO PARTS - 0.23%
TRW Automotive Holdings Corp. *                      15,400       377,454

BANKING - 4.53%
Amegy Bancorp, Inc.                                  32,800       734,064
Citizens Banking Corp. (a)                           13,800       417,036
Commerce Bancshares, Inc. (a)                        12,972       653,919
First Horizon National Corp. (a)                     30,600     1,291,320
Huntington Bancshares, Inc.                          66,900     1,614,966
Northern Trust Corp.                                 34,700     1,581,973
Regions Financial Corp.                              30,200     1,023,176
                                                              -----------
                                                                7,316,454

BIOTECHNOLOGY - 3.33%
Cephalon, Inc. *                                     16,800       668,808
Chiron Corp. * (a)                                   60,200     2,100,378
Human Genome Sciences, Inc. * (a)                    40,300       466,674
MedImmune, Inc. *                                    80,100     2,140,272
                                                              -----------
                                                                5,376,132

BROADCASTING - 2.33%
Cox Radio, Inc., Class A * (a)                       28,600       450,450
Entercom Communications Corp. *                      49,000     1,631,210
Hearst Argyle Television, Inc. (a)                    7,600       186,200
Univision Communications, Inc., Class A *            53,900     1,484,945
                                                              -----------
                                                                3,752,805

BUSINESS SERVICES - 3.68%
Equifax, Inc.                                        48,400     1,728,364
Manpower, Inc.                                       36,400     1,447,992
Reuters Group PLC (a)                                18,300       775,810
Service Master Company                               31,500       422,100
The BISYS Group, Inc. *                             104,400     1,559,736
                                                              -----------
                                                                5,934,002

CABLE AND TELEVISION - 0.86%
Cablevision Systems New York Group, Class A *        43,200     1,391,040

CELLULAR COMMUNICATIONS - 0.99%
Crown Castle International Corp. * (a)                5,800       117,856
Nextel Partners, Inc., Class A *                     36,600       921,222
Telephone & Data Systems, Inc.                       13,600       555,016
                                                              -----------
                                                                1,594,094

CHEMICALS - 0.41%
Great Lakes Chemical Corp.                           21,000       660,870

CONTAINERS & GLASS - 0.52%
Smurfit-Stone Container Corp. *                      83,100       845,127

DOMESTIC OIL - 0.65%
Murphy Oil Corp.                                     20,000     1,044,600

ELECTRICAL EQUIPMENT - 1.79%
AVX Corp. (a)                                        96,300     1,167,156
Molex, Inc.                                          73,000     1,714,040
                                                              -----------
                                                                2,881,196

ELECTRICAL UTILITIES - 5.07%
CMS Energy Corp. *                                   70,700     1,064,742
Duke Energy Corp. (a)                                45,800     1,361,634
El Paso Electric Company *                           10,800       220,860
FirstEnergy Corp.                                    16,700       803,437
Pinnacle West Capital Corp.                          39,400     1,751,330
TECO Energy, Inc. (a)                               157,400     2,976,434
                                                              -----------
                                                                8,178,437

ELECTRONICS - 1.83%
Jabil Circuit, Inc. *                                47,600     1,462,748
Synopsys, Inc. *                                     89,200     1,486,964
                                                              -----------
                                                                2,949,712

ENERGY - 1.77%
Hanover Compressor Company * (a)                     75,500       869,005
NRG Energy, Inc. * (a)                               43,600     1,639,360
Xcel Energy, Inc. (a)                                17,600       343,552
                                                              -----------
                                                                2,851,917

FINANCIAL SERVICES - 6.70%
Charles Schwab Corp.                                156,500     1,765,320
Federated Investors, Inc., Class B                   35,100     1,053,351
Janus Capital Group, Inc. (a)                       111,100     1,670,944
LaBranche & Company, Inc. * (a)                      61,700       388,710
Lazard, Ltd., Class A * (a)                          37,500       871,875
Moneygram International, Inc.                        80,800     1,544,896
PNC Financial Services Group                         29,900     1,628,354
Synovus Financial Corp.                              65,800     1,886,486
                                                              -----------
                                                               10,809,936

FOOD & BEVERAGES - 2.17%
Campbell Soup Company                                74,300     2,286,211
H.J. Heinz Company                                   34,200     1,211,364
                                                              -----------
                                                                3,497,575

GAS & PIPELINE UTILITIES - 2.44%
Dynegy, Inc., Class A * (a)                         200,600       974,916
NiSource, Inc.                                      119,800     2,962,654
                                                              -----------
                                                                3,937,570

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID VALUE TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT        VALUE
                                              -----------   -----------
COMMON STOCKS (CONTINUED)

GOLD - 2.13%
Barrick Gold Corp.                                 33,100   $   828,493
Gold Fields, Ltd.                                 126,400     1,434,640
Meridian Gold, Inc. * (a)                          65,300     1,175,400
                                                            -----------
                                                              3,438,533

HEALTHCARE SERVICES - 2.91%
Healthsouth Corp. *                               388,100     2,173,360
Lincare Holdings, Inc. *                           42,200     1,723,448
Weight Watchers International, Inc. * (a)          15,400       794,794
                                                            -----------
                                                              4,691,602

HOLDINGS COMPANIES/CONGLOMERATES - 0.86%
Pearson PLC (a)                                   117,000     1,389,960

HOTELS & RESTAURANTS - 1.02%
Outback Steakhouse, Inc.                           36,500     1,651,260

HOUSEHOLD PRODUCTS - 1.05%
Newell Rubbermaid, Inc.                            71,000     1,692,640

INDUSTRIAL MACHINERY - 2.40%
Cooper Cameron Corp. *                             36,100     2,240,005
Grant Prideco, Inc. *                              62,000     1,639,900
                                                            -----------
                                                              3,879,905

INSURANCE - 10.58%
Aon Corp.                                          54,900     1,374,696
Axis Capital Holdings, Ltd.                        53,500     1,514,050
Genworth Financial, Inc.                           54,800     1,656,604
Jefferson-Pilot Corp.                              30,400     1,532,768
Marsh & McLennan Companies, Inc.                   78,600     2,177,220
Ohio Casualty Corp. (a)                            35,700       863,226
Protective Life Corp.                              12,300       519,306
Radian Group, Inc.                                 16,600       783,852
SAFECO Corp.                                       13,300       722,722
St. Paul Travelers Companies, Inc.                 74,717     2,953,563
UnumProvident Corp. (a)                            72,300     1,324,536
Willis Group Holdings, Ltd. (a)                    22,500       736,200
XL Capital, Ltd., Class A                          12,200       907,924
                                                            -----------
                                                             17,066,667

INTERNET RETAIL - 0.99%
IAC/InterActiveCorp * (a)                          66,400     1,596,920

MEDICAL-HOSPITALS - 1.87%
Health Management Associates, Inc., Class A         5,200       136,136
Tenet Healthcare Corp. *                          234,800     2,873,952
                                                            -----------
                                                              3,010,088

NEWSPAPERS - 1.48%
Dow Jones & Company, Inc. (a)                      49,900     1,768,955
Washington Post Company, Class B                      748       624,602
                                                            -----------
                                                              2,393,557

OFFICE FURNISHINGS & SUPPLIES - 0.40%
Herman Miller, Inc.                                21,100       650,724
PAPER - 3.10%
Abitibi Consolidated, Inc.                        124,200       556,416
Bowater, Inc. (a)                                  38,600     1,249,482
Domtar, Inc.                                      248,200     1,834,198
MeadWestvaco Corp.                                 33,700       944,948
Potlatch Corp. (a)                                  7,900       413,407
                                                            -----------
                                                              4,998,451

PETROLEUM SERVICES - 1.68%
Diamond Offshore Drilling, Inc. (a)                47,400     2,532,582
Petroleum Geo-Services ASA * (a)                    7,800       184,626
                                                            -----------
                                                              2,717,208

PHARMACEUTICALS - 1.79%
AmerisourceBergen Corp. (a)                        29,600     2,046,840
Amylin Pharmaceuticals, Inc. * (a)                  5,700       119,301
Valeant Pharmaceuticals International (a)          17,400       306,762
Vertex Pharmaceuticals, Inc. * (a)                 24,300       409,212
                                                            -----------
                                                              2,882,115

PUBLISHING - 3.57%
Meredith Corp.                                     24,000     1,177,440
Scholastic Corp. * (a)                             34,300     1,322,265
The New York Times Company, Class A (a)            65,800     2,049,670
Tribune Company                                    34,300     1,206,674
                                                            -----------
                                                              5,756,049

RAILROADS & EQUIPMENT - 1.59%
CSX Corp.                                          29,200     1,245,672
Union Pacific Corp.                                20,500     1,328,400
                                                            -----------
                                                              2,574,072

REAL ESTATE - 1.14%
Apartment Investment & Management
Company, Class A, REIT                             34,000     1,391,280
Equity Office Properties Trust, REIT               13,500       446,850
                                                            -----------
                                                              1,838,130

RETAIL TRADE - 4.27%
AnnTaylor Stores Corp. *                           41,000       995,480
Big Lots, Inc. *                                   15,300       202,572
Dillard's, Inc., Class A (a)                       17,000       398,140
Family Dollar Stores, Inc.                         52,900     1,380,690
Gap, Inc.                                          79,300     1,566,175
Kohl's Corp. *                                     17,600       984,016
RadioShack Corp.                                   58,600     1,357,762
                                                            -----------
                                                              6,884,835

SANITARY SERVICES - 2.42%
Allied Waste Industries, Inc. * (a)               203,500     1,613,755
Nalco Holding Company * (a)                       116,400     2,284,932
                                                            -----------
                                                              3,898,687

SEMICONDUCTORS - 1.57%
KLA-Tencor Corp.                                   16,400       716,680
Novellus Systems, Inc. *                           73,400     1,813,714
                                                            -----------
                                                              2,530,394

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   -------------  -------------
COMMON STOCKS (CONTINUED)

SOFTWARE - 2.43%
BMC Software, Inc. *                                      77,900  $   1,398,305
Intuit, Inc. *                                            44,600      2,011,906
Novell, Inc. * (a)                                        83,400        517,080
                                                                  -------------
                                                                      3,927,291

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.66%
Telephone & Data Systems, Inc. (a)                        10,600        406,404
Telus Corp.                                               19,300        656,393
                                                                  -------------
                                                                      1,062,797

TELEPHONE - 0.45%
Qwest Communications International, Inc. * (a)           119,420        443,048
U.S. Cellular Corp. * (a)                                  5,600        279,664
                                                                  -------------
                                                                        722,712

TOYS, AMUSEMENTS & SPORTING GOODS - 2.10%
Hasbro, Inc.                                              59,600      1,239,084
Mattel, Inc.                                             117,900      2,157,570
                                                                  -------------
                                                                      3,396,654

TRANSPORTATION - 1.16%
Laidlaw International, Inc. *                             77,900      1,877,390
                                                   -------------  -------------
TOTAL COMMON STOCKS (Cost $141,893,578)                           $ 155,248,913
                                                                  -------------

PREFERRED STOCKS - 0.42%

ENERGY - 0.14%
NRG Energy, Inc. *                                           200        219,175

SANITARY SERVICES - 0.28%
Allied Waste Industries, Inc., Series D * (a)              1,800        448,875
                                                   -------------  -------------
TOTAL PREFERRED STOCKS (Cost $653,575)                            $     668,050
                                                                  -------------

CORPORATE BONDS - 0.01%

ENERGY - 0.01%
Xcel Energy, Inc., Series 144A
  7.50% due 11/21/2007                             $       7,000         11,156
                                                   -------------  -------------
TOTAL CORPORATE BONDS (Cost $9,874)                               $      11,156
                                                                  -------------

SHORT TERM INVESTMENTS - 22.26%
State Street Euro Dollar Time Deposit
  1.40% due 06/30/2005 (c)                         $   1,566,000  $   1,566,000

State Street Navigator Securities Lending
  Prime Portfolio (c)                                 31,243,114     31,243,114
T. Rowe Price Reserve Investment Fund (c)              3,106,509      3,106,509
                                                   -------------  -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $35,915,623)                                                $  35,915,623
                                                                  -------------

TOTAL INVESTMENTS (MID VALUE TRUST)
  (COST $178,472,650) - 118.91%                                   $ 191,843,742
LIABILITIES IN EXCESS OF OTHER ASSETS - (18.91)%                    (30,502,043)
                                                                  -------------
TOTAL NET ASSETS - 100.00%                                        $ 161,341,699
                                                                  =============

COMMON STOCKS - 97.02%

ADVERTISING - 1.70%
The Interpublic Group of Companies, Inc. *             1,036,300     12,622,134

AGRICULTURE - 5.21%
Archer-Daniels-Midland Company                           576,200     12,319,156
Monsanto Company                                         215,800     13,567,346
Mosaic Company * (a)                                     830,100     12,916,356
                                                                  -------------
                                                                     38,802,858

APPAREL & TEXTILES - 1.00%
Tommy Hilfiger Corp. *                                   540,200      7,433,152

AUTO PARTS - 3.77%
Dana Corp. (a)                                           860,900     12,922,109
Genuine Parts Company                                    367,600     15,104,684
                                                                  -------------
                                                                     28,026,793

BROADCASTING - 1.18%
Westwood One, Inc. (a)                                   428,200      8,748,126

BUSINESS SERVICES - 5.57%
Cadence Design Systems, Inc. * (a)                       799,500     10,921,170
Computer Sciences Corp. *                                157,600      6,887,120
R.H. Donnelley Corp. * (a)                               133,200      8,255,736
R.R. Donnelley & Sons Company                            445,145     15,361,954
                                                                  -------------
                                                                     41,425,980

CHEMICALS - 4.00%
Chemtura Corp.                                           784,200     11,096,430
Eastman Chemical Company                                 339,100     18,701,365
                                                                  -------------
                                                                     29,797,795

COMPUTERS & BUSINESS EQUIPMENT - 1.08%
Sybase, Inc. * (a)                                       438,300      8,042,805

CONTAINERS & GLASS - 3.59%
Ball Corp.                                               334,700     12,035,812
Pactiv Corp. * (a)                                       680,200     14,678,716
                                                                  -------------
                                                                     26,714,528

CRUDE PETROLEUM & NATURAL GAS - 2.30%
EOG Resources, Inc.                                      301,000     17,096,800

ELECTRICAL EQUIPMENT - 1.62%
Hubbell, Inc., Class B (a)                               272,900     12,034,890

ELECTRICAL UTILITIES - 5.54%
Ameren Corp. (a)                                         272,300     15,058,190
CMS Energy Corp. * (a)                                   814,100     12,260,346
Northeast Utilities                                      506,400     10,563,504
Puget Energy, Inc. (a)                                   143,900      3,364,382
                                                                  -------------
                                                                     41,246,422

FOOD & BEVERAGES - 1.21%
Dean Foods Company *                                     220,100      7,756,324
TreeHouse Foods, Inc. *                                   44,020      1,255,010
                                                                  -------------
                                                                      9,011,334

FURNITURE & FIXTURES - 1.14%
Leggett & Platt, Inc. (a)                                319,500      8,492,310

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT         VALUE
                                                   ------------   ------------
COMMON STOCKS (CONTINUED)

GAS & PIPELINE UTILITIES - 2.32%
NiSource, Inc.                                          506,500   $ 12,525,745
Southwest Gas Corp. (a)                                 186,500      4,757,615
                                                                  ------------
                                                                    17,283,360

HEALTHCARE PRODUCTS - 1.99%
Bausch & Lomb, Inc. (a)                                 178,600     14,823,800

HOTELS & RESTAURANTS - 1.63%
Brinker International, Inc. * (a)                       221,700      8,879,085
Yum! Brands, Inc. (a)                                    62,300      3,244,584
                                                                  ------------
                                                                    12,123,669

HOUSEHOLD PRODUCTS - 1.64%
Newell Rubbermaid, Inc. (a)                             344,000      8,200,960
Tupperware Corp. (a)                                    172,100      4,021,977
                                                                  ------------
                                                                    12,222,937

INDUSTRIAL MACHINERY - 3.45%
CNH Global NV (a)                                       241,562      4,563,106
Cummins, Inc. (a)                                       129,600      9,669,456
W.W. Grainger, Inc.                                     208,600     11,429,194
                                                                  ------------
                                                                    25,661,756

INSURANCE - 12.20%
ACE, Ltd.                                                53,000      2,377,050
Aetna, Inc.                                             185,100     15,329,982
Conseco, Inc. * (a)                                     458,300     10,000,106
Everest Re Group, Ltd. (a)                              145,000     13,485,000
Lincoln National Corp. (a)                               74,900      3,514,308
PartnerRe, Ltd. (a)                                     191,700     12,349,314
PMI Group, Inc. (a)                                     238,400      9,292,832
SAFECO Corp.                                            249,600     13,563,264
XL Capital, Ltd., Class A (a)                           146,500     10,902,530
                                                                  ------------
                                                                    90,814,386

INTERNET SOFTWARE - 1.71%
McAfee, Inc. * (a)                                      486,400     12,733,952

MANUFACTURING - 1.64%
Snap-on, Inc. (a)                                       356,300     12,221,090

METAL & METAL PRODUCTS - 1.48%
Timken Company (a)                                      475,600     10,986,360

MINING - 1.77%
Potash Corp. of Saskatchewan, Inc. (a)                  137,700     13,161,366

OFFICE FURNISHINGS & SUPPLIES - 0.89%
OfficeMax, Inc. (a)                                     222,700      6,629,779

PAPER - 4.59%
Bowater, Inc. (a)                                       261,900      8,477,703
Georgia-Pacific Corp. (a)                               465,170     14,792,406
MeadWestvaco Corp.                                      386,900     10,848,676
                                                                  ------------
                                                                    34,118,785

PETROLEUM SERVICES - 5.88%
GlobalSantaFe Corp.                                     392,700     16,022,160
Halliburton Company                                     332,700     15,909,714
Pride International, Inc. * (a)                         461,500     11,860,550
                                                                  ------------
                                                                    43,792,424

PHARMACEUTICALS - 3.04%
King Pharmaceuticals, Inc. * (a)                      1,182,800     12,324,776
Mylan Laboratories, Inc. (a)                            533,700     10,268,388
                                                                  ------------
                                                                    22,593,164

PUBLISHING - 1.13%
American Greetings Corp., Class A (a)                   316,900      8,397,850

REAL ESTATE - 3.02%
Health Care Property Investors, Inc., REIT               91,200      2,466,048
Healthcare Realty Trust, Inc., REIT (a)                 182,200      7,034,742
Host Marriott Corp., REIT (a)                           742,996     13,002,430
                                                                  ------------
                                                                    22,503,220

RETAIL GROCERY - 1.47%
Albertsons, Inc. (a)                                    162,200      3,354,296
Safeway, Inc. (a)                                       230,300      5,202,477
SUPERVALU, Inc.                                          73,700      2,403,357
                                                                  ------------
                                                                    10,960,130

RETAIL TRADE - 3.99%
Federated Department Stores, Inc.                        77,600      5,686,528
Foot Locker, Inc.                                       524,200     14,268,724
May Department Stores Company (a)                       242,400      9,734,784
                                                                  ------------
                                                                    29,690,036

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.99%
ADC Telecommunications, Inc. * (a)                       59,600      1,297,492
Avaya, Inc. * (a)                                       827,800      6,887,296
PanAmSat Holding Corp. (a)                              147,000      3,014,970
Tellabs, Inc. *                                         417,495      3,632,206
                                                                  ------------
                                                                    14,831,964

TELEPHONE - 1.07%
CenturyTel, Inc. (a)                                    230,000      7,964,900

TRAVEL SERVICES - 1.21%
Sabre Holdings Corp. (a)                                449,600      8,969,520
                                                   ------------   ------------
TOTAL COMMON STOCKS (Cost $563,519,661)                           $721,980,375
                                                                  ------------

SHORT TERM INVESTMENTS - 21.96%
State Street Navigator Securities
  Lending Prime Portfolio (c)                      $163,448,812   $163,448,812
                                                   ------------   ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $163,448,812)                                               $163,448,812
                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                   -------------    -------------
REPURCHASE AGREEMENTS - 3.04%
Repurchase Agreement with State Street
  Corp. dated 06/30/2005 at 1.40% to
  be repurchased at $22,608,879 on
  07/01/2005, collateralized by
  $23,035,000 U.S. Treasury Notes,
  3.50% due 02/15/2010 (valued at
  $23,063,794, including interest)                 $  22,608,000    $  22,608,000
                                                   -------------    -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $22,608,000)                                                  $  22,608,000
                                                                    -------------
TOTAL INVESTMENTS (MID CAP VALUE TRUST)
  (COST $749,576,473) - 122.02%                                     $ 908,037,187
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.02)%                     (163,870,863)
                                                                    -------------
TOTAL NET ASSETS - 100.00%                                          $ 744,166,324
                                                                    =============

VALUE TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        -----------   -----------
COMMON STOCKS - 96.84%

AEROSPACE - 2.29%
Goodrich Corp.                                              164,790   $ 6,749,798

AIR TRAVEL - 3.54%
Southwest Airlines Company                                  747,670    10,415,043

BANKING - 6.80%
Hudson City Bancorp, Inc.                                   465,730     5,313,979
Northern Trust Corp.                                        148,330     6,762,365
Sovereign Bancorp, Inc.                                     356,330     7,960,412
                                                                      -----------
                                                                       20,036,756

BIOTECHNOLOGY - 4.66%
Applera Corp.-Applied Biosystems Group                      465,530     9,156,975
Chiron Corp. *                                              131,010     4,570,939
                                                                      -----------
                                                                       13,727,914

BUSINESS SERVICES - 11.46%
Fluor Corp.                                                 157,510     9,071,001
Manpower, Inc.                                              182,830     7,272,977
The BISYS Group, Inc. *                                     388,290     5,801,053
Valassis Communications, Inc. *                             313,640    11,620,362
                                                                      -----------
                                                                       33,765,393

COMPUTERS & BUSINESS EQUIPMENT - 1.95%
Tech Data Corp. *                                           157,310     5,759,119

CONTAINERS & GLASS - 2.72%
Sealed Air Corp. *                                          160,930     8,012,705

COSMETICS & TOILETRIES - 1.74%
International Flavors & Fragrances, Inc.                    141,650     5,130,563

CRUDE PETROLEUM & NATURAL GAS - 1.89%
Amerada Hess Corp.                                           52,290     5,569,408

ELECTRICAL EQUIPMENT - 1.75%
Hubbell, Inc., Class B                                      116,750     5,148,675

ELECTRICAL UTILITIES - 4.35%
Constellation Energy Group, Inc.                            135,500     7,816,995
Wisconsin Energy Corp.                                      128,380     5,006,820
                                                                      -----------
                                                                       12,823,815

FINANCIAL SERVICES - 4.62%
A.G. Edwards, Inc.                                          129,470     5,845,570
Charles Schwab Corp.                                        134,410     1,516,145
Lazard, Ltd., Class A *                                     269,400     6,263,550
                                                                      -----------
                                                                       13,625,265

FOOD & BEVERAGES - 2.92%
Tyson Foods, Inc., Class A                                  483,100     8,599,180

HEALTHCARE PRODUCTS - 2.43%
Bausch & Lomb, Inc.                                          86,090     7,145,470

HEALTHCARE SERVICES - 2.15%
IMS Health, Inc.                                            255,720     6,334,184

HOTELS & RESTAURANTS - 1.64%
Outback Steakhouse, Inc.                                    106,650     4,824,846

HOUSEHOLD PRODUCTS - 2.34%
Newell Rubbermaid, Inc.                                     289,170     6,893,813

INDUSTRIAL MACHINERY - 2.94%
Cooper Cameron Corp. *                                      139,830     8,676,452

INSURANCE - 8.75%
ACE, Ltd.                                                   160,600     7,202,910
Conseco, Inc. *                                             384,410     8,387,826
Horace Mann Educators Corp.                                  80,060     1,506,729
PMI Group, Inc.                                             222,920     8,689,422
                                                                      -----------
                                                                       25,786,887

MANUFACTURING - 2.92%
Snap-on, Inc.                                               103,340     3,544,562
York International Corp.                                    133,110     5,058,180
                                                                      -----------
                                                                        8,602,742

OFFICE FURNISHINGS & SUPPLIES - 2.17%
Office Depot, Inc. *                                        279,550     6,384,922

PETROLEUM SERVICES - 1.62%
Valero Energy Corp.                                          60,330     4,772,706

PHARMACEUTICALS - 5.09%
Mylan Laboratories, Inc.                                    303,360     5,836,647
Watson Pharmaceuticals, Inc. *                              309,840     9,158,870
                                                                      -----------
                                                                       14,995,517

PUBLISHING - 5.89%
Scholastic Corp. *                                          281,870    10,866,089
Warner Music Group Corp. *                                  400,100     6,481,620
                                                                      -----------
                                                                       17,347,709

REAL ESTATE - 2.35%
KKR Financial Corp., REIT *                                  44,700     1,117,500
The Macerich Company, REIT                                   86,540     5,802,507
                                                                      -----------
                                                                        6,920,007

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VALUE TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------    -------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE - 2.37%
Dollar General Corp.                                    343,410    $   6,991,828

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.05%
New Skies Satellites Holdings, Ltd.                      73,100        1,451,035
PanAmSat Holding Corp.                                   79,430        1,629,109
                                                                   -------------
                                                                       3,080,144

TELEPHONE - 2.44%
CenturyTel, Inc.                                        207,810        7,196,460
                                                  -------------    -------------
TOTAL COMMON STOCKS (Cost $254,085,097)                            $ 285,317,321
                                                                   -------------

SHORT TERM INVESTMENTS - 6.54%
Federal Home Loan Bank Discount Notes
  zero coupon due 07/07/2005                      $  19,268,000    $  19,267,404
                                                  -------------    -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $19,267,404)                                                 $  19,267,404
                                                                   -------------
TOTAL INVESTMENTS (VALUE TRUST)
  (COST $273,352,501) - 103.38%                                    $ 304,584,725
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.38)%                       (9,967,405)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 294,617,320
                                                                   =============

ALL CAP VALUE TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                       -----------    -----------
COMMON STOCKS - 94.78%

ADVERTISING - 0.65%
The Interpublic Group of Companies, Inc. *                 238,400    $ 2,903,712

AEROSPACE - 0.92%
Honeywell International, Inc.                               42,500      1,556,775
Moog, Inc., Class A *                                       31,800      1,001,382
Woodward Governor Company (a)                               18,300      1,537,749
                                                                      -----------
                                                                        4,095,906

AGRICULTURE - 1.04%
Archer-Daniels-Midland Company                             216,400      4,626,632

AIR TRAVEL - 0.24%
Frontier Airlines, Inc. * (a)                              104,500      1,079,485

ALUMINUM - 0.55%
Alcoa, Inc.                                                 94,030      2,457,004

APPAREL & Textiles - 0.27%
NIKE, Inc., Class B                                         14,000      1,212,400

AUTO PARTS - 0.99%
Commercial Vehicle Group, Inc. *                            39,600        702,900
Dana Corp.                                                 138,500      2,078,885
Genuine Parts Company                                       28,100      1,154,629
Modine Manufacturing Company                                15,000        488,400
                                                                      -----------
                                                                        4,424,814

BANKING - 5.10%
Bank of America Corp.                                      130,058      5,931,945
Bank of New York Company, Inc.                              91,900      2,644,882
Cullen Frost Bankers, Inc.                                 125,400      5,975,310
TCF Financial Corp.                                         30,300        784,164
Wachovia Corp.                                              44,000      2,182,400
Webster Financial Corp.                                     46,400      2,166,416
Wells Fargo Company                                         50,000      3,079,000
                                                                      -----------
                                                                       22,764,117

BROADCASTING - 1.13%
Viacom, Inc., Class B                                      113,200      3,624,664
Westwood One, Inc.                                          70,500      1,440,315
                                                                      -----------
                                                                        5,064,979

BUILDING MATERIALS & CONSTRUCTION - 0.52%
Hughes Supply, Inc.                                         83,200      2,337,920

BUSINESS SERVICES - 2.96%
AMR Corp. * (a)                                            127,800      1,547,658
Cadence Design Systems, Inc. *                             373,700      5,104,742
Jacobs Engineering Group, Inc. *                            16,400        922,664
R.R. Donnelley & Sons Company                              164,100      5,663,091
                                                                      -----------
                                                                       13,238,155
CABLE AND TELEVISION - 1.61%
Comcast Corp.-Special Class A *                            240,600      7,205,970

CELLULAR COMMUNICATIONS - 1.57%
Motorola, Inc.                                             383,555      7,003,714

CHEMICALS - 4.77%
Cabot Corp.                                                 35,200      1,161,600
Cytec Industries, Inc.                                      65,500      2,606,900
E.I. Du Pont De Nemours & Company                          186,400      8,017,064
Eastman Chemical Company                                    40,500      2,233,575
OM Group, Inc. *                                            28,000        691,320
Praxair, Inc.                                               94,900      4,422,340
Valspar Corp. (a)                                           45,000      2,173,050
                                                                      -----------
                                                                       21,305,849

COMPUTERS & BUSINESS EQUIPMENT - 0.31%
Xerox Corp. *                                              100,000      1,379,000

CONSTRUCTION MATERIALS - 1.65%
JLG Industries, Inc. (a)                                    37,800      1,038,744
Simpson Manufacturing, Inc. (a)                             53,200      1,625,260
Trinity Industries, Inc. (a)                               147,600      4,727,628
                                                                      -----------
                                                                        7,391,632

CONTAINERS & GLASS - 1.22%
Ball Corp.                                                  36,000      1,294,560
Pactiv Corp. *                                             192,900      4,162,782
                                                                      -----------
                                                                        5,457,342

COSMETICS & TOILETRIES - 0.36%
The Gillette Company                                        32,000      1,620,160

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE TRUST (CONTINUED)

                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT          VALUE
                                        -----------    -----------
COMMON STOCKS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS - 2.68%
ChevronTexaco Corp.                          51,724    $ 2,892,406
EOG Resources, Inc.                          46,700      2,652,560
Helmerich & Payne, Inc.                      80,000      3,753,600
Patterson-UTI Energy, Inc.                   95,300      2,652,199
                                                       -----------
                                                        11,950,765

DRUGS & HEALTH CARE - 1.64%
Wyeth                                       165,100      7,346,950

ELECTRICAL EQUIPMENT - 4.34%
Emerson Electric Company                     64,200      4,020,846
General Electric Company                    357,800     12,397,770
Hubbell, Inc., Class B                       67,300      2,967,930
                                                       -----------
                                                        19,386,546

ELECTRICAL UTILITIES - 1.39%
Ameren Corp. (a)                             48,800      2,698,640
CMS Energy Corp. * (a)                      232,600      3,502,956
                                                       -----------
                                                         6,201,596

ELECTRONICS - 1.14%
Itron, Inc. * (a)                             9,100        406,588
Rogers Corp. * (a)                           21,300        863,715
Vishay Intertechnology, Inc. *              322,400      3,826,888
                                                       -----------
                                                         5,097,191

FINANCIAL SERVICES - 3.81%
Citigroup, Inc.                             174,600      8,071,758
JPMorgan Chase & Company                     49,436      1,746,080
Mellon Financial Corp.                      124,400      3,569,036
Merrill Lynch & Company, Inc.                65,700      3,614,157
                                                       -----------
                                                        17,001,031

FOOD & BEVERAGES - 1.69%
PepsiCo, Inc.                               140,200      7,560,986

FURNITURE & FIXTURES - 0.27%
Ethan Allen Interiors, Inc. (a)              35,600      1,192,956

GAS & PIPELINE UTILITIES - 0.45%
NiSource, Inc.                               81,800      2,022,914

HEALTHCARE PRODUCTS - 1.04%
Bausch & Lomb, Inc.                          16,200      1,344,600
Baxter International, Inc.                   89,100      3,305,610
                                                       -----------
                                                         4,650,210

HOTELS & RESTAURANTS - 1.14%
Brinker International, Inc. *               108,100      4,329,405
Yum! Brands, Inc.                            14,600        760,368
                                                       -----------
                                                         5,089,773
INDUSTRIAL MACHINERY - 5.23%
Briggs & Stratton Corp.                      46,500      1,609,830
Deere & Company                              68,100      4,459,869
Grant Prideco, Inc. *                       169,700      4,488,565
IDEX Corp.                                   23,650        913,127
Parker-Hannifin Corp.                       107,900      6,690,879
UNOVA, Inc. * (a)                            95,200      2,535,176
W.W. Grainger, Inc.                          49,000      2,684,710
                                                       -----------
                                                        23,382,156

INSURANCE - 1.35%
CIGNA Corp.                                  15,300      1,637,559
Markel Corp. * (a)                            2,400        813,600
SAFECO Corp.                                 65,600      3,564,704
                                                       -----------
                                                         6,015,863

INTERNET SOFTWARE - 1.17%
McAfee, Inc. *                              200,000      5,236,000

LEISURE TIME - 1.50%
Walt Disney Company                         265,500      6,685,290

MANUFACTURING - 4.08%
Carlisle Companies, Inc.                     87,100      5,977,673
Eaton Corp.                                  93,600      5,606,640
Illinois Tool Works, Inc.                    12,800      1,019,904
Shaw Group, Inc. * (a)                       55,000      1,183,050
Tyco International, Ltd.                    152,700      4,458,840
                                                       -----------
                                                        18,246,107

METAL & METAL PRODUCTS - 2.75%
Crown Holdings, Inc. *                      151,600      2,157,268
Quanex Corp. (a)                            115,750      6,135,908
Timken Company                              172,400      3,982,440
                                                       -----------
                                                        12,275,616

MINING - 2.26%
Newmont Mining Corp.                        258,800     10,100,964

PAPER - 1.52%
Bowater, Inc. (a)                            21,100        683,007
Georgia-Pacific Corp.                        92,200      2,931,960
International Paper Company                  56,900      1,718,949
MeadWestvaco Corp.                           51,500      1,444,060
                                                       -----------
                                                         6,777,976

PETROLEUM SERVICES - 10.45%
Baker Hughes, Inc.                           65,000      3,325,400
Exxon Mobil Corp.                           392,400     22,551,228
GlobalSantaFe Corp.                         126,000      5,140,800
Grey Wolf, Inc. * (a)                       393,000      2,912,130
Halliburton Company                         106,200      5,078,484
Key Energy Services, Inc. *                 156,800      1,897,280
Schlumberger, Ltd.                           75,900      5,763,846
                                                       -----------
                                                        46,669,168

PHARMACEUTICALS - 6.19%
GlaxoSmithKline PLC, ADR (a)                109,908      5,331,637
Mylan Laboratories, Inc. (a)                256,000      4,925,440
Novartis AG, ADR                            172,000      8,159,680
Pfizer, Inc.                                155,600      4,291,448

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT          VALUE
                                                      ------------   -------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Schering-Plough Corp.                                      260,400   $   4,963,224
                                                                     -------------
                                                                        27,671,429

RAILROADS & EQUIPMENT - 0.54%
Union Pacific Corp.                                         37,500       2,430,000

REAL ESTATE - 1.20%
Host Marriott Corp., REIT                                  307,000       5,372,500

RETAIL GROCERY - 0.85%
The Kroger Company *                                       198,500       3,777,455

RETAIL TRADE - 3.38%
Barnes & Noble, Inc. *                                      62,700       2,432,760
CVS Corp.                                                   65,200       1,895,364
Federated Department Stores, Inc.                           35,100       2,572,128
Foot Locker, Inc.                                           65,300       1,777,466
May Department Stores Company                              126,700       5,088,272
Pier 1 Imports, Inc. (a)                                    94,300       1,338,117
                                                                     -------------
                                                                        15,104,107

SANITARY SERVICES - 0.71%
Waste Management, Inc.                                     111,300       3,154,242

SOFTWARE - 1.37%
Microsoft Corp.                                            247,000       6,135,480

STEEL - 0.33%
Steel Dynamics, Inc. (a)                                    56,100       1,472,625

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.11%
ADC Telecommunications, Inc. *                              48,600       1,058,022
Avaya, Inc. *                                              258,500       2,150,720
Tellabs, Inc. *                                            199,405       1,734,823
                                                                     -------------
                                                                         4,943,565

TELEPHONE - 1.97%
Verizon Communications, Inc.                               255,000       8,810,250

TRANSPORTATION - 0.21%
Heartland Express, Inc. (a)                                 49,400         959,842

TRAVEL SERVICES - 0.27%
Sabre Holdings Corp. (a)                                    60,200       1,200,990

TRUCKING & FREIGHT - 0.89%
United Parcel Service, Inc., Class B                        23,200       1,604,512
Werner Enterprises, Inc.                                   120,000       2,356,800
                                                                     -------------
                                                                         3,961,312
                                                                     -------------
TOTAL COMMON STOCKS (Cost $374,733,948)                              $ 423,452,646
                                                                     -------------

SHORT TERM INVESTMENTS - 9.35%
State Street Navigator Securities
   Lending Prime Portfolio (c)                        $ 41,766,063   $  41,766,063
                                                      ------------   -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $41,766,063)                                                   $  41,766,063
                                                                     -------------

REPURCHASE AGREEMENTS - 5.21%
Repurchase Agreement with State Street
   Corp. dated 06/30/2005 at 1.40% to
   be repurchased at $23,265,905 on
   07/01/2005, collateralized by
   $23,355,000 U.S. Treasury Notes,
   4.00% due 11/15/2012 (valued at
   $23,734,519, including interest)                   $ 23,265,000   $  23,265,000
                                                      ------------   -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $23,265,000)                                                   $  23,265,000
                                                                     -------------
TOTAL INVESTMENTS (ALL CAP VALUE TRUST)
   (COST $ 439,765,011) - 109.34%                                    $ 488,483,709
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.34)%                        (41,710,492)
                                                                     -------------
TOTAL NET ASSETS - 100.00%                                           $ 446,773,217
                                                                     =============

GROWTH & INCOME TRUST II

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                        -----------    -----------
COMMON STOCKS - 99.66%

AEROSPACE - 1.10%
Textron, Inc.                                               310,400    $23,543,840

AGRICULTURE - 2.16%
Archer-Daniels-Midland Company                            1,205,000     25,762,900
Monsanto Company                                            325,300     20,451,611
                                                                       -----------
                                                                        46,214,511

BANKING - 3.80%
Bank of America Corp.                                       952,200     43,429,841
SunTrust Banks, Inc.                                        125,700      9,080,568
UnionBanCal Corp.                                           113,400      7,588,728
Wachovia Corp.                                              424,100     21,035,360
                                                                       -----------
                                                                        81,134,497

BROADCASTING - 1.56%
Viacom, Inc., Class B                                     1,039,000     33,268,780

BUILDING MATERIALS & CONSTRUCTION - 0.35%
American Standard Companies, Inc.                           179,600      7,528,832

BUSINESS SERVICES - 1.66%
Automatic Data Processing, Inc.                             121,000      5,078,370
DST Systems, Inc. * (a)                                     135,900      6,360,120
Dun & Bradstreet Corp. *                                     92,100      5,677,965
Fair Isaac Corp.                                            213,200      7,781,800
NCR Corp. *                                                 299,000     10,500,880
                                                                       -----------
                                                                        35,399,135
CABLE AND TELEVISION - 0.27%
Comcast Corp., Class A *                                    187,300      5,750,110

CELLULAR COMMUNICATIONS - 0.89%
Crown Castle International Corp. *                          656,000     13,329,920
Nextel Communications, Inc., Class A *                      178,000      5,751,180
                                                                       -----------
                                                                        19,081,100

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST II (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT         VALUE
                                              -----------    -----------
COMMON STOCKS (CONTINUED)

CHEMICALS - 0.55%
Eastman Chemical Company                          120,000    $ 6,618,000
Sigma-Aldrich Corp.                                89,600      5,021,184
                                                             -----------
                                                              11,639,184

COMPUTERS & BUSINESS EQUIPMENT - 7.13%
CDW Corp.                                         347,000     19,810,230
Dell, Inc. *                                      570,000     22,520,700
EMC Corp. *                                       555,900      7,621,389
Hewlett-Packard Company                           721,100     16,953,061
Ingram Micro, Inc., Class A *                     467,100      7,314,786
International Business Machines Corp.             291,700     21,644,140
Storage Technology Corp. *                        562,000     20,394,980
Sun Microsystems, Inc. *                        5,337,000     19,907,010
Western Digital Corp. *                           497,000      6,669,740
Xerox Corp. *                                     688,600      9,495,794
                                                             -----------
                                                             152,331,830

CONSTRUCTION & MINING EQUIPMENT - 0.49%
National Oilwell, Inc. *                          219,400     10,430,276

COSMETICS & TOILETRIES - 2.25%
Estee Lauder Companies, Inc., Class A             498,000     19,486,740
Kimberly-Clark Corp.                              457,000     28,603,630
                                                             -----------
                                                              48,090,370

CRUDE PETROLEUM & NATURAL GAS - 0.99%
EOG Resources, Inc.                               371,000     21,072,800

DOMESTIC OIL - 0.54%
Murphy Oil Corp.                                  222,000     11,595,060

ELECTRICAL EQUIPMENT - 2.53%
General Electric Company                        1,560,100     54,057,465

ELECTRICAL UTILITIES - 3.64%
Edison International                              596,000     24,167,800
The AES Corp. *                                 1,157,600     18,961,488
TXU Corp.                                         415,300     34,507,277
                                                             -----------
                                                              77,636,565

ELECTRONICS - 0.46%
Arrow Electronics, Inc. *                         361,000      9,804,760

ENERGY - 0.25%
Sempra Energy                                     130,300      5,382,693

FINANCIAL SERVICES - 7.37%
Bear Stearns Companies, Inc.                      164,900     17,139,706
Citigroup, Inc.                                 1,363,800     63,048,474
Federal Home Loan Mortgage Corp.                  462,200     30,149,306
Federal National Mortgage Association             377,900     22,069,360
Fiserv, Inc. *                                    275,700     11,841,315
IndyMac Bancorp, Inc.                             324,200     13,204,666
                                                             -----------
                                                             157,452,827

FOOD & BEVERAGES - 1.04%
Tyson Foods, Inc., Class A                      1,248,000     22,214,400

GAS & PIPELINE UTILITIES - 0.25%
Williams Companies, Inc.                          285,300      5,420,700

HEALTHCARE PRODUCTS - 3.26%
Becton, Dickinson & Company                       230,100     12,073,347
Johnson & Johnson                                 884,900     57,518,500
                                                             -----------
                                                              69,591,847

HEALTHCARE SERVICES - 5.82%
Express Scripts, Inc. *                           470,000     23,490,600
HCA, Inc.                                         194,000     10,993,980
Humana, Inc. *                                    573,600     22,794,864
McKesson Corp.                                    778,800     34,882,452
UnitedHealth Group, Inc.                          613,600     31,993,104
                                                             -----------
                                                             124,155,000

HOMEBUILDERS - 0.69%
Hovnanian Enterprises, Inc., Class A * (a)        225,000     14,670,000

HOTELS & RESTAURANTS - 1.20%
CBRL Group, Inc. (a)                              184,700      7,177,442
Darden Restaurants, Inc.                          391,500     12,911,670
Marriott International, Inc., Class A              80,300      5,478,066
                                                             -----------
                                                              25,567,178

HOUSEHOLD PRODUCTS - 1.41%
Fortune Brands, Inc.                              246,900     21,924,720
Newell Rubbermaid, Inc.                           339,800      8,100,832
                                                             -----------
                                                              30,025,552

INDUSTRIAL MACHINERY - 1.75%
AGCO Corp. *                                      522,500      9,990,200
Cummins, Inc.                                     191,900     14,317,659
W.W. Grainger, Inc.                               236,400     12,952,356
                                                             -----------
                                                              37,260,215

INSURANCE - 13.39%
ACE, Ltd.                                         514,600     23,079,810
Aetna, Inc.                                       363,800     30,129,916
Allstate Corp.                                    804,200     48,050,950
American International Group, Inc.                272,000     15,803,200
CIGNA Corp.                                       166,000     17,766,980
Everest Re Group, Ltd.                            256,500     23,854,500
Hartford Financial Services Group, Inc. (a)       619,000     46,288,820
Lincoln National Corp.                            182,300      8,553,516
Prudential Financial, Inc.                        576,000     37,820,160
SAFECO Corp. (a)                                  244,000     13,258,960
St. Paul Travelers Companies, Inc.                209,000      8,261,770
XL Capital, Ltd., Class A (a)                     174,100     12,956,522
                                                             -----------
                                                             285,825,104

INTERNATIONAL OIL - 2.59%
ConocoPhillips                                    865,000     49,728,850
Royal Dutch Petroleum Company- NY Shares           86,400      5,607,360
                                                             -----------
                                                              55,336,210

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST II (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT              VALUE
                                                  ---------------    ---------------
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE - 1.56%
Cisco Systems, Inc. *                                   1,137,300    $    21,733,803
McAfee, Inc. *                                            441,200         11,550,616
                                                                     ---------------
                                                                          33,284,419

LEISURE TIME - 0.80%
Brunswick Corp.                                           304,300         13,182,276
Walt Disney Company                                       154,900          3,900,382
                                                                     ---------------
                                                                          17,082,658

MANUFACTURING - 2.08%
Illinois Tool Works, Inc.                                 353,400         28,158,912
Stanley Works (a)                                         251,700         11,462,418
Tyco International, Ltd.                                  167,400          4,888,080
                                                                     ---------------
                                                                          44,509,410

MINING - 0.20%
Phelps Dodge Corp.                                         46,400          4,292,000

PAPER - 0.50%
Louisiana-Pacific Corp.                                   438,200         10,770,956

PETROLEUM SERVICES - 4.33%
Exxon Mobil Corp.                                       1,326,600         76,239,702
Halliburton Company                                       339,500         16,234,890
                                                                     ---------------
                                                                          92,474,592

PHARMACEUTICALS - 3.76%
AmerisourceBergen Corp. (a)                               565,200         39,083,580
Barr Pharmaceuticals, Inc. *                              513,600         25,032,864
Forest Laboratories, Inc. *                               308,000         11,965,800
Merck & Company, Inc.                                     136,000          4,188,800
                                                                     ---------------
                                                                          80,271,044

RAILROADS & EQUIPMENT - 0.86%
Norfolk Southern Corp.                                    591,200         18,303,552

RETAIL TRADE - 5.67%
Abercrombie & Fitch Company, Class A                      502,600         34,528,620
Advance Auto Parts, Inc. *                                174,800         11,283,340
American Eagle Outfitters, Inc.                           223,900          6,862,535
Federated Department Stores, Inc. (a)                     269,100         19,719,648
Gap, Inc.                                               1,113,000         21,981,750
Home Depot, Inc.                                          478,300         18,605,870
Pacific Sunwear of California, Inc. *                     354,500          8,149,955
                                                                     ---------------
                                                                         121,131,718

SEMICONDUCTORS - 3.20%
Applied Materials, Inc.                                 2,655,300         42,962,754
Emulex Corp. *                                            225,000          4,108,500
Lam Research Corp. * (a)                                  554,000         16,032,760
Novellus Systems, Inc. *                                  214,900          5,310,179
                                                                     ---------------
                                                                          68,414,193

SOFTWARE - 0.86%
Microsoft Corp.                                           738,200         18,336,888

STEEL - 0.18%
United States Steel Corp.                                 112,300          3,859,751

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.73%
Nokia Oyj-Sponsored ADR                                 2,221,000         36,957,440

TELEPHONE - 1.42%
ALLTEL Corp.                                              194,000         12,082,320
CenturyTel, Inc.                                          170,300          5,897,489
Sprint Corp.                                              487,300         12,226,357
                                                                     ---------------
                                                                          30,206,166
TOBACCO - 1.83%
Altria Group, Inc.                                        603,200         39,002,912

TOYS, AMUSEMENTS & SPORTING GOODS - 0.55%
Marval Enterprises, Inc. * (a)                            592,500         11,684,100

Trucking & Freight - 0.74%
Fedex Corp.                                               194,000         15,715,940
                                                  ---------------    ---------------
TOTAL COMMON STOCKS (Cost $1,896,386,863)                            $ 2,127,778,580
                                                                     ---------------

SHORT TERM INVESTMENTS - 2.52%
State Street Euro Dollar Time Deposit
   1.40% due 07/01/2005 (c)                       $     6,335,000    $     6,335,000

State Street Navigator Securities Lending
   Prime Portfolio (c)                                 47,559,574         47,559,574
                                                  ---------------    ---------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $53,894,574)                                                 $    53,894,574
                                                                     ---------------
TOTAL INVESTMENTS (GROWTH & INCOME TRUST II)
(COST $1,950,281,437) - 102.18%                                      $ 2,181,673,154
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.18)%                          (46,527,726)
                                                                     ---------------
TOTAL NET ASSETS - 100.00%                                           $ 2,135,145,428
                                                                     ===============

FUNDAMENTAL VALUE TRUST

                                                           SHARES OR
                                                           PRINCIPAL
                                                             AMOUNT         VALUE
                                                          -----------    -----------
COMMON STOCKS - 94.32%

AUTO PARTS - 0.77%
AutoZone, Inc. *                                               86,300    $ 7,979,298

BANKING - 7.67%
Fifth Third Bancorp (a)                                       236,300      9,737,923
Golden West Financial Corp.                                   523,100     33,677,178
Lloyds TSB Group PLC-Sponsored ADR (a)                        222,300      7,569,315
Wells Fargo Company                                           472,200     29,078,076
                                                                         -----------
                                                                          80,062,492

BUSINESS SERVICES - 5.56%
Dun & Bradstreet Corp. * (a)                                   99,400      6,128,010
H & R Block, Inc.                                             325,800     19,010,430
Iron Mountain, Inc. * (a)                                     447,100     13,869,042
Moody's Corp.                                                 288,400     12,966,464
Rentokil Initial PLC                                        1,114,800      3,192,697

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FUNDAMENTAL VALUE TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT           VALUE
                                           ------------    ------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
WPP Group PLC-Sponsored ADR                      56,700    $  2,894,535
                                                           ------------
                                                             58,061,178

CABLE AND TELEVISION - 3.30%
Comcast Corp.-Special Class A *               1,151,600      34,490,420

COMPUTERS & BUSINESS EQUIPMENT - 1.64%
Hewlett-Packard Company                         236,200       5,553,062
Lexmark International, Inc. *                   178,700      11,585,121
                                                           ------------
                                                             17,138,183

CONSTRUCTION MATERIALS - 1.53%
Martin Marietta Materials, Inc. (a)             118,400       8,183,808
Vulcan Materials Company                        119,600       7,772,804
                                                           ------------
                                                             15,956,612

CONTAINERS & GLASS - 2.38%
Sealed Air Corp. *                              499,500      24,870,105

COSMETICS & TOILETRIES - 0.25%
Avon Products, Inc.                              68,800       2,604,080

CRUDE PETROLEUM & NATURAL GAS - 6.35%
Devon Energy Corp.                              460,500      23,338,140
EOG Resources, Inc.                             377,000      21,413,600
Occidental Petroleum Corp.                      279,200      21,478,856
                                                           ------------
                                                             66,230,596
DIVERSIFIED FINANCIAL SERVICES - 0.57%
Takefuji Corp.                                   87,680       5,929,132

DRUGS & HEALTH CARE - 0.38%
Novartis AG, REG                                 83,800       3,988,454

FINANCIAL SERVICES - 10.89%
Citigroup, Inc.                                 596,200      27,562,326
HSBC Holdings PLC                             2,060,831      32,881,553
JPMorgan Chase & Company                      1,159,220      40,943,650
Morgan Stanley                                  130,100       6,826,347
Providian Financial Corp. * (a)                 190,300       3,354,989
State Street Corp. (c)                           42,300       2,040,975
                                                           ------------
                                                            113,609,840

FOOD & BEVERAGES - 2.31%
Diageo PLC-Sponsored ADR (a)                    231,300      13,716,090
Hershey Foods Corp.                             168,100      10,439,010
                                                           ------------
                                                             24,155,100

HEALTHCARE SERVICES - 2.68%
Cardinal Health, Inc.                           201,300      11,590,854
HCA, Inc.                                       288,900      16,371,963
                                                           ------------
                                                             27,962,817

HOLDINGS COMPANIES/CONGLOMERATES - 5.85%
Berkshire Hathaway, Inc., Class A * (a)             462      38,577,000
China Merchants Holdings International
  Company, Ltd. *                             1,780,000       3,458,245
Loews Corp.                                     245,000      18,987,500
                                                           ------------
                                                             61,022,745

HOUSEHOLD PRODUCTS - 0.14%
Hunter Douglas NV                                29,700       1,485,092

INDUSTRIALS - 0.28%
Cosco Pacific, Ltd.                           1,510,000       2,933,680

INSURANCE - 11.16%
American International Group, Inc.              856,700      49,774,270
Aon Corp.                                       268,900       6,733,256
Chubb Corp.                                      38,100       3,261,741
Markel Corp. * (a)                                2,500         847,500
Marsh & McLennan Companies, Inc.                294,300       8,152,110
Principal Financial Group, Inc. (a)              84,300       3,532,170
Progressive Corp.                               319,100      31,530,271
Sun Life Financial, Inc. (a)                     51,000       1,718,700
Transatlantic Holdings, Inc. (a)                196,012      10,941,390
                                                           ------------
                                                            116,491,408

INTERNATIONAL OIL - 2.79%
ConocoPhillips                                  507,326      29,166,172

INTERNET RETAIL - 0.43%
IAC/InterActiveCorp * (a)                       185,800       4,468,490

LIQUOR - 0.75%
Heineken Holding NV                             279,525       7,812,032

MANUFACTURING - 4.39%
Tyco International, Ltd.                      1,569,656      45,833,955

PETROLEUM SERVICES - 0.77%
Transocean, Inc. *                              148,300       8,003,751

PHARMACEUTICALS - 0.89%
Caremark Rx, Inc. *                              21,100         939,372
Eli Lilly & Company                             150,600       8,389,926
                                                           ------------
                                                              9,329,298
PUBLISHING - 1.56%
Gannett Company, Inc.                            61,300       4,360,269
Lagardere S.C.A                                 160,400      11,886,168
                                                           ------------
                                                             16,246,437
REAL ESTATE - 1.49%
CenterPoint Properties Corp., REIT (a)          367,500      15,545,250

RETAIL TRADE - 3.71%
Costco Wholesale Corp.                          749,400      33,588,108
Wal-Mart Stores, Inc.                           107,500       5,181,500
                                                           ------------
                                                             38,769,608
SOFTWARE - 0.83%
Microsoft Corp.                                 348,100       8,646,804

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.96%
Nokia Oyj-Sponsored ADR                         169,700       2,823,808
NTL, Inc. *                                       9,100         622,622
SK Telecom Company, Ltd., ADR (a)               192,100       3,918,840
Telewest Global, Inc. *                         114,000       2,596,920
                                                           ------------
                                                              9,962,190

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FUNDAMENTAL VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT             VALUE
                                                  ---------------    ---------------
COMMON STOCKS (CONTINUED)

TOBACCO - 4.96%
Altria Group, Inc.                                        800,400    $    51,753,864

TRANSPORTATION - 0.72%
Harley-Davidson, Inc.                                     151,800          7,529,280

TRAVEL SERVICES - 5.69%
American Express Company                                1,116,600         59,436,618

TRUCKING & FREIGHT - 0.67%
Kuehne & Nagel International AG                             2,000            424,105
United Parcel Service, Inc., Class B                       95,600          6,611,696
                                                                     ---------------
                                                                           7,035,801
                                                  ---------------    ---------------
TOTAL COMMON STOCKS (Cost $810,649,212)                              $   984,510,782
                                                                     ---------------

CONVERTIBLE BONDS - 0.17%

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.17%
Level 3 Communications, Inc.
   10.00% due 05/01/2011 (e)                      $     2,000,000          1,782,279
                                                  ---------------    ---------------
TOTAL CONVERTIBLE BONDS (Cost $2,000,000)                            $     1,782,279
                                                                     ---------------

SHORT TERM INVESTMENTS - 12.42%
Rabobank USA Financial Corp.
   3.35% due 07/01/2005                           $    39,232,000    $    39,232,000
San Paolo US Financial
   3.00% due 07/01/2005                                10,000,000         10,000,000
   3.23% due 07/01/2005                                10,000,000         10,000,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                                 70,358,840         70,358,840
                                                  ---------------    ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $129,590,840)                                                  $   129,590,840
                                                                     ---------------
TOTAL INVESTMENTS (FUNDAMENTAL VALUE TRUST)
   (COST $942,240,052) - 106.91%                                     $ 1,115,883,901
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.91)%                          (72,108,623)
                                                                     ---------------
TOTAL NET ASSETS - 100.00%                                           $ 1,043,775,278
                                                                     ===============

GROWTH & INCOME TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT          VALUE
                                                        ------------    ------------
COMMON STOCKS - 99.56%

AEROSPACE - 4.91%
Boeing Company                                               428,800    $ 28,300,800
General Dynamics Corp.                                        69,800       7,645,892
United Technologies Corp.                                    558,300      28,668,705
                                                                        ------------
                                                                          64,615,397

APPAREL & TEXTILES - 0.62%
NIKE, Inc., Class B                                           95,000       8,227,000

BANKING - 4.42%
Bank of America Corp.                                        986,700      45,003,387
Golden West Financial Corp.                                  204,400      13,159,272
                                                                        ------------
                                                                          58,162,659

BIOTECHNOLOGY - 2.53%
Amgen, Inc. *                                                352,400      21,306,104
Genzyme Corp. *                                              199,000      11,957,910
                                                                        ------------
                                                                          33,264,014

BROADCASTING - 1.89%
Viacom, Inc., Class B                                        775,900      24,844,318

BUSINESS SERVICES - 0.30%
Electronic Arts, Inc. *                                       70,700       4,002,327

CABLE AND TELEVISION - 4.21%
Comcast Corp.-Special Class A *                              523,100      15,666,845
Time Warner, Inc. *                                        2,378,400      39,743,064
                                                                        ------------
                                                                          55,409,909

CELLULAR COMMUNICATIONS - 1.79%
Nextel Communications, Inc., Class A *                       727,900      23,518,449

CHEMICALS - 2.02%
Air Products & Chemicals, Inc.                               242,500      14,622,750
E.I. Du Pont De Nemours & Company                            279,800      12,034,198
                                                                        ------------
                                                                          26,656,948

COMPUTERS & BUSINESS EQUIPMENT - 2.03%
Dell, Inc. *                                                 523,800      20,695,338
Hewlett-Packard Company                                      256,800       6,037,368
                                                                        ------------
                                                                          26,732,706

COSMETICS & TOILETRIES - 3.57%
Procter & Gamble Company                                     890,300      46,963,325

CRUDE PETROLEUM & NATURAL GAS - 1.26%
Occidental Petroleum Corp.                                   215,800      16,601,494

DOMESTIC OIL - 1.20%
Noble Energy, Inc. (a)                                       208,700      15,788,155

DRUGS & HEALTH CARE - 1.24%
Wyeth                                                        367,800      16,367,100

ELECTRICAL EQUIPMENT - 3.81%
General Electric Company                                   1,447,000      50,138,550

ELECTRICAL UTILITIES - 2.34%
PG&E Corp. (a)                                               567,600      21,307,704
The Southern Company (a)                                     274,300       9,509,981
                                                                        ------------
                                                                          30,817,685

FINANCIAL SERVICES - 7.94%
Capital One Financial Corp.                                  171,300      13,705,713
Citigroup, Inc.                                              842,265      38,937,911
Merrill Lynch & Company, Inc.                                406,500      22,361,565
PNC Financial Services Group                                 241,400      13,146,644
State Street Corp.                                           340,300      16,419,475
                                                                        ------------
                                                                         104,571,308

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT             VALUE
                                                  ---------------    ---------------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES - 4.02%
PepsiCo, Inc.                                             479,600    $    25,864,828
The Coca-Cola Company                                     647,400         27,028,950
                                                                     ---------------
                                                                          52,893,778

HEALTHCARE PRODUCTS - 4.46%
Baxter International, Inc.                                479,200         17,778,320
Fisher Scientific International, Inc. *                    97,400          6,321,260
Johnson & Johnson                                         104,700          6,805,500
Medtronic, Inc.                                           536,400         27,780,156
                                                                     ---------------
                                                                          58,685,236

HEALTHCARE SERVICES - 2.60%
HCA, Inc.                                                 140,100          7,939,467
Wellpoint, Inc. *                                         377,500         26,289,100
                                                                     ---------------
                                                                          34,228,567

INDUSTRIAL MACHINERY - 1.63%
Caterpillar, Inc.                                         103,100          9,826,461
Ingersoll-Rand Company, Class A                           163,300         11,651,455
                                                                     ---------------
                                                                          21,477,916

INSURANCE - 4.18%
American International Group, Inc.                        299,275         17,387,877
Principal Financial Group, Inc. (a)                       361,800         15,159,420
St. Paul Travelers Companies, Inc.                        364,715         14,417,184
UnumProvident Corp. (a)                                   437,300          8,011,336
                                                                     ---------------
                                                                          54,975,817

INTERNATIONAL OIL - 2.75%
ConocoPhillips                                            630,600         36,253,194

INTERNET CONTENT - 2.08%
Yahoo!, Inc. *                                            788,600         27,324,990

INTERNET SOFTWARE - 1.92%
Cisco Systems, Inc. *                                   1,321,900         25,261,509

MANUFACTURING - 1.00%
Tyco International, Ltd.                                  449,500         13,125,400

MINING - 0.99%
Rio Tinto PLC (a)                                         106,600         12,996,672

PETROLEUM SERVICES - 5.22%
Exxon Mobil Corp.                                         543,900         31,257,933
GlobalSantaFe Corp. (a)                                   321,900         13,133,520
Halliburton Company                                       508,400         24,311,688
                                                                     ---------------
                                                                          68,703,141

PHARMACEUTICALS - 6.75%
Abbott Laboratories                                       601,700         29,489,317
Eli Lilly & Company                                       201,100         11,203,281
Pfizer, Inc.                                              891,975         24,600,671
Schering-Plough Corp.                                   1,234,100         23,521,946
                                                                     ---------------
                                                                          88,815,215

RETAIL TRADE - 3.56%
Kohl's Corp. *                                            208,700         11,668,417
Lowe's Companies, Inc.                                    340,800         19,841,376
Target Corp.                                              282,300         15,359,943
                                                                     ---------------
                                                                          46,869,736
Semiconductors - 3.76%
Analog Devices, Inc.                                      463,600         17,296,916
Intel Corp.                                               719,000         18,737,140
Texas Instruments, Inc.                                   477,500         13,403,425
                                                                     ---------------
                                                                          49,437,481

SOFTWARE - 4.41%
Microsoft Corp.                                         2,334,600         57,991,464

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.10%
Corning, Inc. *                                           888,300         14,763,546
Nokia Oyj-Sponsored ADR                                   770,900         12,827,776
                                                                     ---------------
                                                                          27,591,322

TOBACCO - 2.05%
Altria Group, Inc.                                        416,400         26,924,424
                                                  ---------------    ---------------
TOTAL COMMON STOCKS (Cost $1,238,343,322)                            $ 1,310,237,206
                                                                     ---------------

SHORT TERM INVESTMENTS - 4.37%
State Street Navigator Securities
  Lending Prime Portfolio                         $    57,576,774    $    57,576,774
                                                  ---------------    ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $57,576,774)                                                   $    57,576,774
                                                                     ---------------

REPURCHASE AGREEMENTS - 0.42%
Deutsche Bank Tri-Party Repurchase
  Agreement dated 06/30/2005 at 2.88%
  to be repurchased at $5,542,443 on
  07/01/2005, collateralized by
  $4,480,000 U.S. Treasury Bonds,
  6.25% due 08/15/2023 (valued at
  $5,658,736, including interest)                 $     5,542,000    $     5,542,000
                                                  ---------------    ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $5,542,000)                                                    $     5,542,000
                                                                     ---------------
TOTAL INVESTMENTS (GROWTH & INCOME TRUST)
  (COST $1,301,462,096) - 104.35%                                    $ 1,373,355,980
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.35)%                          (57,216,319)
                                                                     ---------------
TOTAL NET ASSETS - 100.00%                                           $ 1,316,139,661
                                                                     ===============

LARGE CAP TRUST

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT        VALUE
                                                            ----------    ----------
COMMON STOCKS - 97.48%

ADVERTISING - 1.45%
Omnicom Group, Inc.                                             21,800    $1,740,948

AEROSPACE - 2.74%
Lockheed Martin Corp.                                           28,700     1,861,769

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT         VALUE
                                            -----------    -----------
COMMON STOCKS (CONTINUED)

AEROSPACE (CONTINUED)
Northrop Grumman Corp.                           25,900    $ 1,430,975
                                                           -----------
                                                             3,292,744

AUTO PARTS - 1.22%
BorgWarner, Inc.                                  2,100        112,707
Johnson Controls, Inc.                           24,000      1,351,920
                                                           -----------
                                                             1,464,627

BANKING - 4.36%
Fifth Third Bancorp                              34,800      1,434,108
Wells Fargo Company                              61,700      3,799,486
                                                           -----------
                                                             5,233,594

BIOTECHNOLOGY - 3.81%
Cephalon, Inc. *                                 19,700        784,257
Genzyme Corp. *                                  60,400      3,629,436
Millennium Pharmaceuticals, Inc. *               17,200        159,444
                                                           -----------
                                                             4,573,137

BROADCASTING - 1.84%
Clear Channel Communications, Inc.               39,900      1,234,107
Univision Communications, Inc., Class A *        35,200        969,760
                                                           -----------
                                                             2,203,867

BUILDING MATERIALS & CONSTRUCTION - 2.22%
Masco Corp.                                      84,000      2,667,840

BUSINESS SERVICES - 1.74%
Cendant Corp.                                    47,900      1,071,523
VERITAS Software Corp. *                         41,900      1,022,360
                                                           -----------
                                                             2,093,883

CABLE AND TELEVISION - 1.99%
DIRECTV Group, Inc. *                            30,400        471,200
Time Warner, Inc. *                             115,100      1,923,321
                                                           -----------
                                                             2,394,521

CELLULAR COMMUNICATIONS - 3.41%
Nextel Communications, Inc., Class A *          126,600      4,090,446

COMPUTERS & BUSINESS EQUIPMENT - 1.30%
Hewlett-Packard Company                          66,500      1,563,415

CONSTRUCTION MATERIALS - 1.74%
Martin Marietta Materials, Inc.                  30,200      2,087,424

COSMETICS & TOILETRIES - 1.28%
Kimberly-Clark Corp.                             24,600      1,539,714

DOMESTIC OIL - 1.43%
Marathon Oil Corp.                               32,200      1,718,514

DRUGS & HEALTH CARE - 2.11%
Wyeth                                            56,900      2,532,050

ELECTRICAL UTILITIES - 5.70%
American Electric Power Company, Inc.            31,300      1,154,031
Exelon Corp.                                     60,100      3,084,933
FirstEnergy Corp.                                42,100      2,025,431
Pepco Holdings, Inc.                             24,400        584,136
                                                           -----------
                                                             6,848,531

ENERGY - 1.02%
Sempra Energy                                    29,700      1,226,907

FINANCIAL SERVICES - 14.84%
Citigroup, Inc.                                 113,000      5,223,990
Federal Home Loan Mortgage Corp.                 42,200      2,752,706
JPMorgan Chase & Company                         78,600      2,776,152
Mellon Financial Corp.                           78,400      2,249,296
Morgan Stanley                                   63,500      3,331,845
PNC Financial Services Group                     27,200      1,481,312
                                                           -----------
                                                            17,815,301

GAS & PIPELINE UTILITIES - 0.64%
NiSource, Inc.                                   31,100        769,103

HEALTHCARE PRODUCTS - 4.01%
Johnson & Johnson                                61,300      3,984,500
Medtronic, Inc.                                  16,100        833,819
                                                           -----------
                                                             4,818,319

HEALTHCARE SERVICES - 5.85%
Medco Health Solutions, Inc. *                   30,100      1,606,136
UnitedHealth Group, Inc.                         70,600      3,681,084
Wellpoint, Inc. *                                25,000      1,741,000
                                                           -----------
                                                             7,028,220

INSURANCE - 4.78%
AFLAC, Inc.                                      23,600      1,021,408
Allstate Corp.                                   24,000      1,434,000
American International Group, Inc.               34,700      2,016,070
Hartford Financial Services Group, Inc.          16,900      1,263,782
                                                           -----------
                                                             5,735,260

INTERNET RETAIL - 1.21%
IAC/InterActiveCorp *                            60,300      1,450,215

LEISURE TIME - 0.81%
Carnival Corp.                                   17,800        970,990

LIFE SCIENCES - 0.63%
Waters Corp. *                                   20,200        750,834

MANUFACTURING - 2.96%
Illinois Tool Works, Inc.                        29,300      2,334,624
Mettler-Toledo International, Inc. *             26,300      1,225,054
                                                           -----------
                                                             3,559,678

OFFICE FURNISHINGS & SUPPLIES - 0.73%
Office Depot, Inc. *                             38,100        870,204

PETROLEUM SERVICES - 2.14%
Baker Hughes, Inc.                               17,200        879,952
Exxon Mobil Corp.                                29,500      1,695,365
                                                           -----------
                                                             2,575,317
PHARMACEUTICALS - 3.54%
Allergan, Inc.                                   30,600      2,608,344

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT          VALUE
                                                      ------------    ------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Bristol-Myers Squibb Company                                39,300    $    981,714
Caremark Rx, Inc. *                                         14,900         663,348
                                                                      ------------
                                                                         4,253,406

PUBLISHING - 0.58%
Dex Media, Inc.                                             28,600         698,126

RAILROADS & EQUIPMENT - 1.29%
Burlington Northern Santa Fe Corp.                          32,900       1,548,932

RETAIL GROCERY - 3.11%
7 Eleven, Inc. *                                             9,500         287,280
Albertsons, Inc.                                            85,100       1,759,868
The Kroger Company *                                        88,800       1,689,864
                                                                      ------------
                                                                         3,737,012

RETAIL TRADE - 3.07%
Costco Wholesale Corp.                                      54,700       2,451,654
Kohl's Corp. *                                              22,000       1,230,020
                                                                      ------------
                                                                         3,681,674

SEMICONDUCTORS - 1.49%
Applied Materials, Inc.                                     64,200       1,038,756
Xilinx, Inc.                                                29,600         754,800
                                                                      ------------
                                                                         1,793,556

SOFTWARE - 4.58%
Microsoft Corp.                                            152,100       3,778,164
Oracle Corp. *                                             130,300       1,719,960
                                                                      ------------
                                                                         5,498,124

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.23%
SBC Communications, Inc.                                    62,200       1,477,250

TRUCKING & FREIGHT - 0.63%
Fedex Corp.                                                  9,300         753,393
                                                      ------------    ------------
TOTAL COMMON STOCKS (Cost $112,740,229)                               $117,057,076
                                                                      ------------

SHORT TERM INVESTMENTS - 2.03%
State Street Euro Dollar Time Deposit
  1.40% due 07/01/2005 (c)                            $  2,181,000    $  2,181,000
United States Treasury Bills
  2.645% due 07/21/2005                                    100,000          99,850
  2.75% due 07/21/2005                                     150,000         149,771
                                                      ------------    ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,430,621)                                                   $  2,430,621
                                                                      ------------
TOTAL INVESTMENTS (LARGE CAP TRUST)
  (COST $115,170,850) - 99.51%                                        $119,487,697
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.49%                              592,313
                                                                      ------------
TOTAL NET ASSETS - 100.00%                                            $120,080,010
                                                                      ============

QUANTITATIVE VALUE TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                       -----------    -----------
COMMON STOCKS - 99.39%

AEROSPACE - 1.68%
Northrop Grumman Corp.                                     123,600    $ 6,828,900

APPAREL & TEXTILES - 0.94%
Coach, Inc. *                                              114,400      3,840,408

BANKING - 14.83%
Bank of America Corp.                                      381,300     17,391,093
Doral Financial Corp. (a)                                  118,100      1,953,374
KeyCorp                                                    139,100      4,611,165
North Fork Bancorporation, Inc.                            267,000      7,500,030
Unibanco - Uniao De Bancos Brasileiros SA,
  GDR (a)                                                   50,500      1,950,310
US Bancorp                                                 466,300     13,615,960
Wachovia Corp.                                             269,800     13,382,080
                                                                      -----------
                                                                       60,404,012

BUSINESS SERVICES - 1.06%
Computer Sciences Corp. *                                   33,600      1,468,320
Harte-Hanks, Inc. (a)                                       96,300      2,862,999
                                                                      -----------
                                                                        4,331,319

CELLULAR COMMUNICATIONS - 1.92%
Vodafone Group PLC-Sponsored ADR                           321,300      7,814,016

CHEMICALS - 0.75%
Chemtura Corp.                                             215,200      3,045,080

COMPUTERS & BUSINESS EQUIPMENT - 2.39%
Cognizant Technology Solutions Corp.,
  Class A *                                                 80,400      3,789,252
Dell, Inc. *                                                90,800      3,587,508
EMC Corp. *                                                170,800      2,341,668
                                                                      -----------
                                                                        9,718,428

COSMETICS & TOILETRIES - 2.50%
Procter & Gamble Company                                   192,700     10,164,925

CRUDE PETROLEUM & NATURAL GAS - 4.14%
Apache Corp.                                                21,500      1,388,900
ChevronTexaco Corp.                                        178,800      9,998,496
Cimarex Energy Company *                                    25,800      1,003,878
PetroKazakhstan, Inc., Class A (a)                         121,700      4,451,786
                                                                      -----------
                                                                       16,843,060

ELECTRICAL EQUIPMENT - 0.89%
General Electric Company                                   104,500      3,620,925

ELECTRICAL UTILITIES - 3.14%
Edison International                                        77,700      3,150,735
TXU Corp.                                                  116,100      9,646,749
                                                                      -----------
                                                                       12,797,484

ELECTRONICS - 0.35%
Thomas & Betts Corp. *                                      50,300      1,420,472

ENERGY - 1.87%
Sempra Energy                                              184,500      7,621,695

FINANCIAL SERVICES - 12.85%
Ameritrade Holding Corp. *                                  90,000      1,673,100

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE VALUE TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                               -----------    -----------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Bear Stearns Companies, Inc.                        73,000    $ 7,587,620
Citigroup, Inc.                                    300,400     13,887,492
Federal National Mortgage Association               90,900      5,308,560
JPMorgan Chase & Company                           123,600      4,365,552
Lehman Brothers Holdings, Inc.                      48,800      4,844,864
Merrill Lynch & Company, Inc.                       86,500      4,758,365
The Goldman Sachs Group, Inc.                       46,000      4,692,920
Washington Mutual, Inc.                            127,700      5,196,113
                                                              -----------
                                                               52,314,586

FOOD & BEVERAGES - 1.78%
Constellation Brands, Inc., Class A *              102,800      3,032,600
PepsiCo, Inc.                                       78,500      4,233,505
                                                              -----------
                                                                7,266,105

GAS & PIPELINE UTILITIES - 1.57%
UGI Corp.                                          229,400      6,400,260

HEALTHCARE PRODUCTS - 2.68%
Johnson & Johnson                                   56,500      3,672,500
Stryker Corp.                                       49,600      2,358,976
Varian Medical Systems, Inc. *                     130,700      4,879,031
                                                              -----------
                                                               10,910,507

HOMEBUILDERS - 2.26%
KB Home                                            120,900      9,216,207

HOTELS & RESTAURANTS - 1.49%
Applebee's International, Inc. (a)                 229,100      6,068,859

INDUSTRIAL MACHINERY - 1.30%
Ingersoll-Rand Company, Class A                     74,400      5,308,440

INSURANCE - 5.07%
Axis Capital Holdings, Ltd. (a)                    204,700      5,793,010
Reinsurance Group of America, Inc. (a)              36,100      1,679,011
RenaissanceRe Holdings, Ltd. (a)                    97,200      4,786,128
XL Capital, Ltd., Class A                          112,700      8,387,134
                                                              -----------
                                                               20,645,283

INTERNATIONAL OIL - 4.43%
Anadarko Petroleum Corp.                            42,200      3,466,730
ConocoPhillips                                      38,400      2,207,616
Kerr-McGee Corp.                                   121,400      9,264,034
Nabors Industries, Ltd. *                           51,500      3,121,930
                                                              -----------
                                                               18,060,310

INTERNET CONTENT - 0.42%
Yahoo!, Inc. *                                      48,900      1,694,385

INTERNET SOFTWARE - 0.90%
Cisco Systems, Inc. *                              191,000      3,650,010

LEISURE TIME - 2.47%
Brunswick Corp.                                     66,400      2,876,448
International Speedway Corp., Class A (a)           52,600      2,959,276
Walt Disney Company                                168,500      4,242,830
                                                              -----------
                                                               10,078,554

MANUFACTURING - 0.25%
Danaher Corp.                                       19,100        999,694

MEDICAL-HOSPITALS - 1.01%
Health Management Associates, Inc., Class A        156,400      4,094,552

METAL & METAL PRODUCTS - 0.65%
Southern Peru Copper Corp. (a)                      61,800      2,647,512

MINING - 1.23%
Alliance Resource Partners, LP (a)                  40,880      3,025,120
Phelps Dodge Corp.                                  21,300      1,970,250
                                                              -----------
                                                                4,995,370

PETROLEUM SERVICES - 4.23%
Exxon Mobil Corp.                                  299,900     17,235,253

PHARMACEUTICALS - 2.68%
Caremark Rx, Inc. *                                100,000      4,452,000
Pfizer, Inc.                                       234,000      6,453,720
                                                              -----------
                                                               10,905,720

PUBLISHING - 1.19%
Gannett Company, Inc.                               68,300      4,858,179

RAILROADS & EQUIPMENT - 1.61%
Burlington Northern Santa Fe Corp.                 139,400      6,562,952

REAL ESTATE - 2.26%
Simon Property Group, Inc., REIT                    69,400      5,030,806
Vornado Realty Trust, REIT                          51,700      4,156,680
                                                              -----------
                                                                9,187,486

RETAIL TRADE - 3.42%
Bed Bath & Beyond, Inc. *                          157,200      6,567,816
MSC Industrial Direct Company, Inc., Class A       171,100      5,774,625
Staples, Inc.                                       74,100      1,579,812
                                                              -----------
                                                               13,922,253

SEMICONDUCTORS - 1.96%
Emulex Corp. * (a)                                 136,100      2,485,186
Marvell Technology Group, Ltd. *                   106,700      4,058,868
PMC-Sierra, Inc. *                                 156,000      1,455,480
                                                              -----------
                                                                7,999,534

STEEL - 0.35%
United States Steel Corp.                           41,500      1,426,355

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.83%
SBC Communications, Inc.                           183,300      4,353,375
SK Telecom Company, Ltd., ADR                      151,200      3,084,480
                                                              -----------
                                                                7,437,855

TELEPHONE - 2.08%
AT&T Corp.                                         178,400      3,396,736
Verizon Communications, Inc.                       147,200      5,085,760
                                                              -----------
                                                                8,482,496

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE VALUE TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT            VALUE
                                                  -------------    -------------
COMMON STOCKS (CONTINUED)

TOBACCO - 0.96%
Altria Group, Inc.                                       60,800    $   3,931,328
                                                  -------------    -------------
TOTAL COMMON STOCKS (Cost $387,725,301)                            $ 404,750,769
                                                                   -------------

SHORT TERM INVESTMENTS - 4.97%
Federal Home Loan Mortgage Discount Notes
  zero coupon due 07/26/2005                      $   3,300,000    $   3,292,666
State Street Navigator Securities Lending
  Prime Portfolio (c)                                16,944,222       16,944,222
                                                  -------------    -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $20,236,888)                                                 $  20,236,888
                                                                   -------------

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State Street
  Corp. dated 06/30/2005 at 2.70% to
  be repurchased at $44,003 on
  07/01/2005, collateralized by
  $35,000 U.S. Treasury Bonds, 8.125%
  due 08/15/2019 (valued at $50,558,
  including interest) (c)                         $      44,000    $      44,000
                                                  -------------    -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $44,000)                                                     $      44,000
                                                                   -------------
TOTAL INVESTMENTS (QUANTITATIVE VALUE TRUST)
  (COST $408,006,189) - 104.37%                                    $ 425,031,657
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.37)%                      (17,803,774)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 407,227,883
                                                                   =============

EQUITY-INCOME TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                   ------------     ------------
COMMON STOCKS - 94.52%

AEROSPACE - 3.84%
Honeywell International, Inc.                         1,005,900     $ 36,846,117
Lockheed Martin Corp.                                   409,100       26,538,317
Raytheon Company (a)                                    594,100       23,241,192
Rockwell Collins, Inc.                                  364,300       17,369,824
                                                                    ------------
                                                                     103,995,450

ALUMINUM - 0.71%
Alcoa, Inc.                                             740,100       19,338,813

AUTO PARTS - 0.61%
Genuine Parts Company (a)                               404,750       16,631,178

AUTOMOBILES - 0.19%
General Motors Corp. (a)                                152,700        5,191,800

BANKING - 3.81%
Bank of America Corp.                                   794,146       36,220,999
Mercantile Bankshares Corp. (a)                         184,650        9,515,015
National City Corp.                                     265,800        9,069,096
Northern Trust Corp. (a)                                212,500        9,687,875
SunTrust Banks, Inc.                                    299,200       21,614,208
Wells Fargo Company                                     193,900       11,940,362
Wilmington Trust Corp. (a)                              141,900        5,109,819
                                                                    ------------
                                                                     103,157,374

BIOTECHNOLOGY - 0.66%
MedImmune, Inc. *                                       674,000       18,009,280

BROADCASTING - 1.38%
Viacom, Inc., Class B                                 1,165,500       37,319,310

BUSINESS SERVICES - 0.47%
Cendant Corp.                                           565,600       12,652,472

CABLE AND TELEVISION - 2.65%
Comcast Corp., Class A *                              1,034,461       31,757,953
EchoStar Communications Corp., Class A                  203,400        6,132,510
Time Warner, Inc. *                                   2,024,400       33,827,724
                                                                    ------------
                                                                      71,718,187

CELLULAR COMMUNICATIONS - 0.75%
Motorola, Inc.                                        1,113,700       20,336,162

CHEMICALS - 1.34%
Dow Chemical Company                                     53,700        2,391,261
E.I. Du Pont De Nemours & Company                       429,700       18,481,397
Great Lakes Chemical Corp. (a)                          241,600        7,603,152
Hercules, Inc. * (a)                                    561,600        7,946,640
                                                                    ------------
                                                                      36,422,450

COMPUTERS & BUSINESS EQUIPMENT - 2.35%
Hewlett-Packard Company                               1,616,299       37,999,189
International Business Machines Corp.                   345,600       25,643,520
                                                                    ------------
                                                                      63,642,709

CONSTRUCTION MATERIALS - 0.55%
Vulcan Materials Company (a)                            230,800       14,999,692

COSMETICS & TOILETRIES - 2.35%
Colgate-Palmolive Company                               638,500       31,867,535
International Flavors & Fragrances, Inc.                384,700       13,933,834
Kimberly-Clark Corp.                                    283,700       17,756,783
                                                                    ------------
                                                                      63,558,152

CRUDE PETROLEUM & NATURAL GAS - 3.01%
Amerada Hess Corp. (a)                                  308,300       32,837,033
ChevronTexaco Corp.                                     868,660       48,575,467
                                                                    ------------
                                                                      81,412,500

DRUGS & HEALTH CARE - 1.14%
Wyeth                                                   695,000       30,927,500

ELECTRICAL EQUIPMENT - 2.91%
Cooper Industries, Ltd., Class A                        293,800       18,773,820
Emerson Electric Company                                142,000        8,893,460
General Electric Company                              1,475,200       51,115,680
                                                                    ------------
                                                                      78,782,960

ELECTRICAL UTILITIES - 2.67%
Constellation Energy Group, Inc. (a)                    349,000       20,133,810
Duke Energy Corp. (a)                                 1,008,500       29,982,705

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT               VALUE
                                              ---------           ------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
FirstEnergy Corp.                               330,775           $ 15,913,585
TECO Energy, Inc. (a)                           329,700              6,234,627
                                                                  ------------
                                                                    72,264,727

ELECTRONICS - 0.67%
Agilent Technologies, Inc. *                    269,200              6,196,984
Sony Corp.                                      345,100             11,886,052
                                                                  ------------
                                                                    18,083,036

ENERGY - 1.44%
Progress Energy, Inc. (a)                       486,500             22,009,260
Xcel Energy, Inc. (a)                           867,300             16,929,696
                                                                  ------------
                                                                    38,938,956

FINANCIAL SERVICES - 7.84%
Bank of Ireland - London                        677,600             10,919,658
Charles Schwab Corp.                          2,066,000             23,304,480
Citigroup, Inc.                                 418,496             19,347,070
Federal National Mortgage Association           253,800             14,821,920
Janus Capital Group, Inc. (a)                   314,200              4,725,568
JPMorgan Chase & Company                      1,528,914             54,001,242
Mellon Financial Corp.                          839,200             24,076,648
Morgan Stanley                                  666,200             34,955,514
State Street Corp. (c)                          540,100             26,059,825
                                                                  ------------
                                                                   212,211,925

FOOD & BEVERAGES - 3.49%
Campbell Soup Company (a)                       657,600             20,234,352
ConAgra Foods, Inc. (a)                         384,300              8,900,388
General Mills, Inc.                             405,600             18,978,024
The Coca-Cola Company                           806,100             33,654,675
Unilever NV                                     197,300             12,806,434
                                                                  ------------
                                                                    94,573,873

GAS & PIPELINE UTILITIES - 1.07%
NiSource, Inc.                                1,166,600             28,850,018

HEALTHCARE PRODUCTS - 2.51%
Baxter International, Inc.                      593,800             22,029,980
Boston Scientific Corp. *                       472,900             12,768,300
Johnson & Johnson                               509,400             33,111,000
                                                                  ------------
                                                                    67,909,280

HOTELS & RESTAURANTS - 0.90%
Hilton Hotels Corp.                             325,100              7,753,635
McDonald's Corp.                                600,500             16,663,875
                                                                  ------------
                                                                    24,417,510

HOUSEHOLD APPLIANCES - 0.34%
Whirlpool Corp. (a)                             129,500              9,079,245

HOUSEHOLD PRODUCTS - 1.83%
Fortune Brands, Inc.                            242,500             21,534,000
Newell Rubbermaid, Inc. (a)                   1,096,100             26,131,024
The Clorox Company                               34,100              1,900,052
                                                                  ------------
                                                                    49,565,076

INDUSTRIAL MACHINERY - 0.65%
Pall Corp. (a)                                  580,200             17,614,872

INSURANCE - 5.90%
American International Group, Inc.              362,365             21,053,407
Chubb Corp.                                     225,200             19,279,372
Lincoln National Corp. (a)                      454,698             21,334,430
Marsh & McLennan Companies, Inc.              1,426,600             39,516,820
SAFECO Corp.                                    334,600             18,182,164
St. Paul Travelers Companies, Inc.              576,549             22,790,982
UnumProvident Corp. (a)                         955,600             17,506,592
                                                                  ------------
                                                                   159,663,767

INTERNATIONAL OIL - 2.24%
Anadarko Petroleum Corp. (a)                    244,500             20,085,675
Royal Dutch Petroleum Company- NY Shares        625,500             40,594,950
                                                                  ------------
                                                                    60,680,625

INTERNET SOFTWARE - 0.38%
Cisco Systems, Inc. *                           537,400             10,269,714

LEISURE TIME - 0.90%
Walt Disney Company                             965,200             24,303,736

LIQUOR - 1.20%
Anheuser-Busch Companies, Inc. (a)              708,600             32,418,450

MANUFACTURING - 0.68%
Eaton Corp.                                     173,700             10,404,630
Rockwell Automation, Inc.                       164,900              8,032,279
                                                                  ------------
                                                                    18,436,909

NEWSPAPERS - 1.24%
Dow Jones & Company, Inc. (a)                   604,500             21,429,525
Knight-Ridder, Inc. (a)                         198,300             12,163,722
                                                                  ------------
                                                                    33,593,247

OFFICE FURNISHINGS & SUPPLIES - 0.54%
Avery Dennison Corp. (a)                        277,500             14,696,400

PAPER - 1.51%
International Paper Company (a)                 971,225             29,340,707
MeadWestvaco Corp. (a)                          411,600             11,541,264
                                                                  ------------
                                                                    40,881,971

PETROLEUM SERVICES - 3.40%
BP PLC-Sponsored ADR                            397,192             24,776,837
Exxon Mobil Corp.                               953,324             54,787,530
Schlumberger, Ltd.                              164,800             12,514,912
                                                                  ------------
                                                                    92,079,279

PHARMACEUTICALS - 4.08%
Abbott Laboratories                             429,900             21,069,399
Bristol-Myers Squibb Company (a)              1,248,800             31,195,024
Merck & Company, Inc.                         1,174,900             36,186,920
Pfizer, Inc.                                    108,600              2,995,188
Schering-Plough Corp.                         1,004,400             19,143,864
                                                                  ------------
                                                                   110,590,395

     The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT            VALUE
                                                -----------     --------------
COMMON STOCKS (CONTINUED)

PHOTOGRAPHY - 0.69%
Eastman Kodak Company (a)                           697,900     $   18,738,615

PUBLISHING - 2.05%
The New York Times Company, Class A (a)             999,900         31,146,885
Tribune Company (a)                                 691,300         24,319,934
                                                                --------------
                                                                    55,466,819

RAILROADS & EQUIPMENT - 1.75%
Norfolk Southern Corp.                              454,400         14,068,224
Union Pacific Corp.                                 512,400         33,203,520
                                                                --------------
                                                                    47,271,744

REAL ESTATE - 0.50%
Simon Property Group, Inc., REIT                    185,200         13,425,148

RETAIL TRADE - 2.60%
Home Depot, Inc.                                    429,000         16,688,100
May Department Stores Company (a)                   431,700         17,337,072
RadioShack Corp. (a)                                461,500         10,692,955
Wal-Mart Stores, Inc.                               533,300         25,705,060
                                                                --------------
                                                                    70,423,187

SANITARY SERVICES - 0.75%
Waste Management, Inc.                              718,322         20,357,245

SEMICONDUCTORS - 2.13%
Analog Devices, Inc.                                504,000         18,804,240
Intel Corp.                                         579,900         15,112,194
Texas Instruments, Inc.                             851,000         23,887,570
                                                                --------------
                                                                    57,804,004

SOFTWARE - 1.06%
Microsoft Corp.                                   1,158,200         28,769,688

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.94%
Lucent Technologies, Inc. * (a)                   1,398,500          4,069,635
Nokia Oyj-Sponsored ADR (a)                       1,047,800         17,435,392
SBC Communications, Inc.                            932,619         22,149,701
Telus Corp.                                         154,800          5,264,748
Telus Corp.-CAD                                     105,700          3,713,341
                                                                --------------
                                                                    52,632,817

TELEPHONE - 4.49%
ALLTEL Corp. (a)                                    466,600         29,059,848
AT&T Corp. (a)                                      959,390         18,266,785
Qwest Communications International, Inc. * (a)    4,249,200         15,764,532
Sprint Corp.                                      1,230,100         30,863,209
Verizon Communications, Inc.                        803,252         27,752,357
                                                                --------------
                                                                   121,706,731

TOBACCO - 0.91%
Altria Group, Inc.                                  153,200          9,905,912
UST, Inc. (a)                                       322,900         14,743,614
                                                                --------------
                                                                    24,649,526

TOYS, AMUSEMENTS & SPORTING GOODS - 0.89%
Mattel, Inc.                                      1,321,500         24,183,450

TRAVEL SERVICES - 0.56%
American Express Company (a)                        285,900         15,218,457
                                               ------------     --------------
TOTAL COMMON STOCKS (Cost $2,326,116,601)                       $2,559,866,431
                                                                --------------
PREFERRED STOCKS - 0.21%

INSURANCE - 0.21%
UnumProvident Corp. *                               196,800          5,805,600
                                               ------------     --------------
TOTAL PREFERRED STOCKS (Cost $4,920,000)                        $    5,805,600
                                                                --------------
CORPORATE BONDS - 0.34%

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.34%
Lucent Technologies, Inc.
   8.00% due 08/01/2031                         $ 8,885,000          9,129,338
                                               ------------     --------------
TOTAL CORPORATE BONDS (Cost $9,254,342)                         $    9,129,338
                                                                --------------

SHORT TERM INVESTMENTS - 12.91%
State Street Navigator Securities
   Lending Prime Portfolio (c)                 $233,172,956     $  233,172,956
T. Rowe Price Reserve Investment Fund (c)       116,425,444        116,425,444
                                               ------------     --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $349,598,400)                                             $  349,598,400
                                                                --------------

REPURCHASE AGREEMENTS - 0.11%
Repurchase Agreement with State Street
   Corp. dated 06/30/2005 at 1.40% to
   be repurchased at $3,017,117 on
   07/01/2005, collateralized by
   $3,055,000 Federal Home Loan
   Mortgage Corporation, 4.20% due
   10/20/2009 (valued at $3,081,731,
   including interest) (c)                     $  3,017,000     $    3,017,000
                                               ------------     --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $3,017,000)                                               $    3,017,000
                                                                --------------
TOTAL INVESTMENTS (EQUITY-INCOME TRUST)
   (COST $2,692,906,343) - 108.09%                              $2,927,416,769
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.09)%                   (219,109,200)
                                                                --------------
TOTAL NET ASSETS - 100.00%                                      $2,708,307,569
                                                                ==============

INCOME & VALUE TRUST

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT             VALUE
                                               ------------     --------------
COMMON STOCKS - 66.46%

ADVERTISING - 0.29%
Monster Worldwide, Inc. *                            33,500     $      960,780
Omnicom Group, Inc.                                  13,100          1,046,166
                                                                --------------
                                                                     2,006,946

AEROSPACE - 1.32%
Boeing Company                                       22,200          1,465,200

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT           VALUE
                                                ---------     ------------
COMMON STOCKS (CONTINUED)

AEROSPACE (CONTINUED)
United Technologies Corp.                         148,000     $  7,599,800
                                                              ------------
                                                                 9,065,000

ALUMINUM - 0.43%
Alcoa, Inc.                                       113,300        2,960,529

BANKING - 2.00%
Golden West Financial Corp.                        74,200        4,776,996
Hudson City Bancorp, Inc.                         109,000        1,243,690
Wells Fargo Company                               124,200        7,648,236
                                                              ------------
                                                                13,668,922

BIOTECHNOLOGY - 0.98%
Amgen, Inc. *                                      58,700        3,549,002
Applera Corp.-Applied Biosystems Group             79,400        1,561,798
Millennium Pharmaceuticals, Inc. *                172,200        1,596,294
                                                              ------------
                                                                 6,707,094

BROADCASTING - 0.38%
Clear Channel Communications, Inc.                 44,000        1,360,920
Viacom, Inc., Class B                              39,000        1,248,780
                                                              ------------
                                                                 2,609,700

BUILDING MATERIALS & CONSTRUCTION - 0.62%
American Standard Companies, Inc.                 101,100        4,238,112

BUSINESS SERVICES - 1.78%
Accenture, Ltd., Class A *                         40,000          906,800
Affiliated Computer Services, Inc., Class A *     125,100        6,392,610
Automatic Data Processing, Inc.                    26,500        1,112,205
Fluor Corp.                                        66,000        3,800,940
                                                              ------------
                                                                12,212,555

CABLE AND TELEVISION - 1.38%
Comcast Corp., Class A *                           33,800        1,037,660
DIRECTV Group, Inc. * (a)                         119,941        1,859,085
Time Warner, Inc. *                               392,500        6,558,675
                                                              ------------
                                                                 9,455,420

CELLULAR COMMUNICATIONS - 0.14%
American Tower Corp., Class A * (a)                45,100          948,002

CHEMICALS - 1.17%
Air Products & Chemicals, Inc.                     24,400        1,471,320
Dow Chemical Company                               72,000        3,206,160
E.I. Du Pont De Nemours & Company                  17,900          769,879
Huntsman Corp. * (a)                               84,300        1,708,761
Methanex Corp.                                     52,300          861,381
                                                              ------------
                                                                 8,017,501

COMPUTERS & BUSINESS EQUIPMENT - 1.17%
Hewlett-Packard Company                            68,700        1,615,137
International Business Machines Corp.              15,400        1,142,680
Lexmark International, Inc. *                      32,700        2,119,941
Seagate Technology, Inc. *                         41,300          724,815
Sun Microsystems, Inc. *                          643,700        2,401,001
                                                              ------------
                                                                 8,003,574

COSMETICS & TOILETRIES - 0.29%
Kimberly-Clark Corp.                               13,600          851,224
Procter & Gamble Company                           21,000        1,107,750
                                                              ------------
                                                                 1,958,974

DOMESTIC OIL - 1.04%
Unocal Corp.                                      109,700        7,135,985

DRUGS & HEALTH CARE - 0.09%
ImClone Systems, Inc. * (a)                        20,100          622,497

ELECTRICAL EQUIPMENT - 2.29%
Cooper Industries, Ltd., Class A                   45,600        2,913,840
Emerson Electric Company                           12,000          751,560
General Electric Company                          346,200       11,995,830
                                                              ------------
                                                                15,661,230

ELECTRICAL UTILITIES - 1.23%
Calpine Corp. * (a)                               301,500        1,025,100
Duke Energy Corp. (a)                              95,700        2,845,161
Edison International                               28,000        1,135,400
The AES Corp. *                                   210,000        3,439,800
                                                              ------------
                                                                 8,445,461

ELECTRONICS - 1.73%
Agilent Technologies, Inc. *                      179,526        4,132,689
Avnet, Inc. *                                      87,200        1,964,616
Flextronics International, Ltd. * (a)             156,800        2,071,328
Jabil Circuit, Inc. * (a)                         119,500        3,672,235
                                                              ------------
                                                                11,840,868

FINANCIAL SERVICES - 7.38%
Americredit Corp. *                                43,400        1,106,700
Federal Home Loan Mortgage Corp.                   70,000        4,566,100
Federal National Mortgage Association             116,400        6,797,760
IndyMac Bancorp, Inc. (a)                          68,300        2,781,859
JPMorgan Chase & Company                          282,916        9,992,593
SLM Corp.                                         204,400       10,383,520
State Street Corp. (c)                             56,700        2,735,775
The Goldman Sachs Group, Inc.                      10,200        1,040,604
Washington Mutual, Inc.                           274,800       11,181,612
                                                              ------------
                                                                50,586,523

FOOD & BEVERAGES - 2.20%
Campbell Soup Company                              78,899        2,427,722
Kraft Foods, Inc., Class A                         95,600        3,041,036
Pepsi Bottling Group, Inc.                         24,700          706,667
PepsiCo, Inc.                                      94,200        5,080,206
Unilever NV                                        59,000        3,824,970
                                                              ------------
                                                                15,080,601

FURNITURE & FIXTURES - 0.20%
Leggett & Platt, Inc.                              50,800        1,350,264

GAS & PIPELINE UTILITIES - 0.40%
Kinder Morgan Management LLC *                     18,583          854,818

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT        VALUE
                                                   ---------   ------------
COMMON STOCKS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Kinder Morgan, Inc.                                   22,861   $  1,902,035
                                                               ------------
                                                                  2,756,853

HEALTHCARE PRODUCTS - 1.21%
Baxter International, Inc.                            87,700      3,253,670
Guidant Corp.                                         57,363      3,860,530
Medtronic, Inc.                                       22,100      1,144,559
                                                               ------------
                                                                  8,258,759

HEALTHCARE SERVICES - 2.17%
DaVita, Inc. *                                        63,050      2,867,514
Lincare Holdings, Inc. *                              74,900      3,058,916
McKesson Corp.                                        36,000      1,612,440
Medco Health Solutions, Inc. *                        57,100      3,046,856
Wellpoint, Inc. *                                     61,600      4,289,824
                                                               ------------
                                                                 14,875,550

HOLDINGS COMPANIES/CONGLOMERATES - 0.83%
Berkshire Hathaway, Inc., Class A * (a)                   68      5,678,000

HOTELS & RESTAURANTS - 0.15%
Starwood Hotels & Resorts Worldwide, Inc.             17,700      1,036,689

INDUSTRIAL MACHINERY - 0.07%
Ingersoll-Rand Company, Class A                        7,000        499,450

INSURANCE - 1.25%
American International Group, Inc.                    76,375      4,437,387
Chubb Corp.                                           28,100      2,405,641
Hartford Financial Services Group, Inc.                9,400        702,932
XL Capital, Ltd., Class A                             13,400        997,228
                                                               ------------
                                                                  8,543,188

INTERNATIONAL OIL - 2.43%
Royal Dutch Petroleum Company- NY Shares             156,100     10,130,890
Shell Transport & Trading Company PLC, ADR (a)        58,000      3,367,480
Weatherford International, Ltd. *                     54,700      3,171,506
                                                               ------------
                                                                 16,669,876

INTERNET RETAIL - 0.81%
Amazon.com, Inc. * (a)                                26,400        873,312
eBay, Inc. *                                          89,600      2,957,696
IAC/InterActiveCorp * (a)                             70,800      1,702,740
                                                               ------------
                                                                  5,533,748

INTERNET SERVICE PROVIDER - 0.28%
Google, Inc., Class A *                                6,400      1,882,560

INTERNET SOFTWARE - 1.36%
Checkfree Corp. *                                     27,900        950,274
Cisco Systems, Inc. *                                335,700      6,415,227
VeriSign, Inc. *                                      67,800      1,949,928
                                                               ------------
                                                                  9,315,429

LEISURE TIME - 0.42%
Carnival Corp.                                        25,200      1,374,660
Las Vegas Sands Corp. * (a)                           37,300      1,333,475
Walt Disney Company                                    5,700        143,526
                                                               ------------
                                                                  2,851,661

LIQUOR - 0.55%
Anheuser-Busch Companies, Inc.                        82,000      3,751,500

MANUFACTURING - 1.16%
3M Company                                            29,100      2,103,930
Danaher Corp.                                         23,600      1,235,224
Illinois Tool Works, Inc.                             39,600      3,155,328
Tyco International, Ltd.                              50,400      1,471,680
                                                               ------------
                                                                  7,966,162

PAPER - 0.19%
International Paper Company                           43,100      1,302,051

PETROLEUM SERVICES - 2.39%
Baker Hughes, Inc.                                    35,300      1,805,948
BJ Services Company                                   17,600        923,648
Exxon Mobil Corp.                                     73,400      4,218,298
Schlumberger, Ltd.                                    84,700      6,432,118
Transocean, Inc. *                                    55,300      2,984,541
                                                               ------------
                                                                 16,364,553

PHARMACEUTICALS - 7.49%
Allergan, Inc.                                        97,900      8,344,996
AmerisourceBergen Corp. (a)                           45,100      3,118,665
AstraZeneca PLC, SADR                                388,500     16,029,510
Eli Lilly & Company                                   74,100      4,128,111
Forest Laboratories, Inc. *                          289,100     11,231,535
IVAX Corp. *                                          54,300      1,167,450
Pfizer, Inc.                                          83,900      2,313,962
Sepracor, Inc. * (a)                                  20,100      1,206,201
Teva Pharmaceutical Industries, Ltd.,
   Sponsored ADR (a)                                 120,400      3,749,256
                                                               ------------
                                                                 51,289,686

RAILROADS & EQUIPMENT - 0.13%
Union Pacific Corp.                                   14,000        907,200

REAL ESTATE - 0.23%
General Growth Properties, Inc., REIT                 38,940      1,600,045

RETAIL GROCERY - 0.49%
Sysco Corp.                                           93,600      3,387,384

RETAIL TRADE - 3.43%
Costco Wholesale Corp.                                86,300      3,867,966
Dollar Tree Stores, Inc. *                            89,400      2,145,600
Lowe's Companies, Inc.                               154,300      8,983,346
RadioShack Corp.                                      60,800      1,408,736
Target Corp.                                          69,300      3,770,613
Williams-Sonoma, Inc. *                               84,100      3,327,837
                                                               ------------
                                                                 23,504,098
SANITARY SERVICES - 0.17%
Allied Waste Industries, Inc. * (a)                  149,100      1,182,363

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT                 VALUE
                                                 --------------          ------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS - 5.03%
Altera Corp. * (a)                                      250,500          $  4,964,910
Applied Materials, Inc.                                 552,900             8,945,922
Applied Micro Circuits Corp. *                          160,900               411,904
Fairchild Semiconductor International, Inc. *            70,000             1,032,500
Freescale Semiconductor-A, Inc. * (a)                   143,100             3,006,531
Intel Corp.                                             106,800             2,783,208
International Rectifier Corp. *                          21,900             1,045,068
KLA-Tencor Corp.                                        166,500             7,276,050
Linear Technology Corp.                                  44,900             1,647,381
Novellus Systems, Inc. *                                 29,600               731,416
Silicon Laboratories, Inc. * (a)                         30,100               788,921
Xilinx, Inc.                                             72,500             1,848,750
                                                                         ------------
                                                                           34,482,561

SOFTWARE - 1.91%
BMC Software, Inc. *                                    136,100             2,442,995
Microsoft Corp.                                         211,580             5,255,647
SAP AG, SADR (a)                                        125,100             5,416,830
                                                                         ------------
                                                                           13,115,472

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.58%
Corning, Inc. *                                          83,100             1,381,122
Polycom, Inc. *                                          61,400               915,474
QUALCOMM, Inc.                                           51,000             1,683,510
                                                                         ------------
                                                                            3,980,106

TELEPHONE - 1.73%
Qwest Communications International, Inc. * (a)          404,000             1,498,840
Sprint Corp.                                            341,650             8,571,999
Verizon Communications, Inc.                             50,900             1,758,595
                                                                         ------------
                                                                           11,829,434

TOBACCO - 1.04%
Altria Group, Inc.                                      110,500             7,144,930

TOYS, AMUSEMENTS & SPORTING GOODS - 0.16%
Mattel, Inc.                                             58,000             1,061,400

TRUCKING & FREIGHT - 0.29%
United Parcel Service, Inc., Class B                     29,100             2,012,556
                                                 --------------          ------------
TOTAL COMMON STOCKS (Cost $392,690,316)                                  $455,359,022
                                                                         ------------

U.S. TREASURY OBLIGATIONS - 6.41%

TREASURY INFLATION PROTECTED
SECURITIES (d) - 0.20%

   3.875% due 04/15/2029 (a)                     $    1,005,737             1,413,532

U.S. TREASURY BONDS - 3.10%
   5.25% due 02/15/2029 (a)                           7,630,000             8,726,515
   5.375% due 02/15/2031 (a)                          1,145,000             1,351,100
   6.50% due 11/15/2026 (a)                              55,000                71,902
   7.50% due 11/15/2016                                 530,000               694,652
   7.875% due 02/15/2021 (a)                          3,545,000             5,017,976
   8.875% due 08/15/2017 (a)                          3,695,000             5,370,305
                                                                         ------------
                                                                           21,232,450

U.S. TREASURY NOTES - 3.11%
   1.625% due 02/28/2006                              5,000,000             4,940,820
   2.625% due 05/15/2008 (a)                            725,000               704,525
   3.25% due 08/15/2007 (a)                           6,665,000             6,611,107
   3.875% due 02/15/2013 (a)                          3,000,000             3,003,633
   5.50% due 05/15/2009 (a)                           1,745,000             1,859,584
   5.625% due 05/15/2008 (a)                          2,500,000             2,631,835
   5.75% due 08/15/2010 (a)                             125,000               136,616
   6.50% due 02/15/2010 (a)                           1,255,000             1,400,551
                                                                         ------------
                                                                           21,288,671
                                                                         ------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $42,435,437)                                                       $ 43,934,653
                                                                         ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.08%

FEDERAL HOME LOAN BANK - 0.96%
   2.50% due 04/11/2006                               2,340,000             2,317,829
   2.50% due 12/15/2005                               4,325,000             4,303,803
                                                                         ------------
                                                                            6,621,632

FEDERAL HOME LOAN MORTGAGE CORP. - 2.11%
   3.625% due 09/15/2008                              3,050,000             3,023,675
   4.125% due 07/12/2010 (a)                            853,000               855,792
   5.00% due 07/15/2014                                 650,000               685,640
   5.50% due 02/01/2018 to 01/01/2034                 2,863,372             2,906,717
   6.00% due 04/01/2016 to 05/01/2035                 6,237,378             6,407,224
   6.625% due 09/15/2009                                210,000               231,204
   6.875% due 09/15/2010                                286,000               323,692
                                                                         ------------
                                                                           14,433,944

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.24%
   2.25% due 05/15/2006                               2,200,000             2,171,807
   3.775% due 07/01/2033 (b)                            192,619               194,596
   4.125% due 04/15/2014                              1,269,000             1,258,934
   5.00% due 12/01/2017 to 06/01/2018                 3,185,801             3,224,084
   5.00% TBA **                                       1,960,000             1,960,000
   5.50% due 07/01/2017 to 02/01/2035                 8,104,256             8,231,052
   6.00% due 06/01/2016 to 02/01/2034                16,307,119            16,725,488
   6.25% due 05/15/2029                               3,250,000             4,021,898
   6.50% due 06/01/2031 to 01/01/2034                 3,047,630             3,160,728
   7.00% due 12/01/2029 to 06/01/2032                   994,674             1,049,416
   7.50% due 09/01/2029 to 10/01/2031                   262,686               280,793
   7.50% due 01/25/2028                                 441,335               472,207
                                                                         ------------
                                                                           42,751,003

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT                 VALUE
                                                 ---------------         ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION - 0.77%
   5.00% due 04/15/2035                            $   2,332,953          $  2,353,907
   5.50% due 03/15/2035                                2,046,332             2,091,776
   6.50% due 11/15/2034                                   73,933                77,422
   7.00% due 10/15/2034                                  590,229               626,935
   7.50% due 08/15/2033                                  110,076               118,194
                                                                          ------------
                                                                             5,268,234
                                                                          ------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $69,380,938)                                                     $ 69,074,813
                                                                          ------------

FOREIGN GOVERNMENT OBLIGATIONS - 1.25%
ARGENTINA - 0.13%
Republic of Argentina, Series PAR 0.63%,
   Step to 1.18% on 3/31/2009 due 12/31/2038     ARS   2,081,327               281,037
   3.01% due 08/03/2012 (b)                        $     250,000               226,125
   5.83% due 12/31/2033                          ARS   1,122,929               391,200
                                                                          ------------
                                                                               898,362

BRAZIL - 0.14%
Federative Republic of Brazil
   10.00% due 08/07/2011                           $     430,000               491,705
   11.00% due 08/17/2040                                 370,000               445,110
                                                                          ------------
                                                                               936,815

CANADA - 0.02%
Government of Canada
   5.50% due 06/01/2010                          CAD     150,000               134,236

COLOMBIA - 0.08%
Republic of Colombia
   10.00% due 01/23/2012                           $     365,000               425,225
   11.75% due 03/01/2010                         COP 329,000,000               150,438
                                                                          ------------
                                                                               575,663

DENMARK - 0.00%
Kingdom of Denmark
   6.00% due 11/15/2009                          DKK      50,000                 9,330

ECUADOR - 0.01%
Republic of Ecuador
   8.00% due 08/15/2030 (b)                        $      65,000                54,112

GERMANY - 0.18%
Federal Republic of Germany
   5.25% due 01/04/2011                          EUR     225,000               309,273
   5.25% due 01/04/2008                                  250,000               325,200
   6.25% due 01/04/2030                                  225,000               386,584
   6.50% due 10/14/2005                                  150,000               183,638
                                                                          ------------
                                                                             1,204,695

HUNGARY - 0.01%
Republic of Hungary
   6.50% due 08/24/2006                          HUF  15,000,000                73,372

JAPAN - 0.08%
Government of Japan
   0.40% due 06/20/2006                          JPY  10,000,000                90,492
   1.50% due 09/20/2014                               20,000,000               187,175
   1.80% due 03/22/2010                               30,000,000               288,613
                                                                          ------------
                                                                               566,280

MEXICO - 0.20%
Government of Mexico
   6.625% due 03/03/2015                           $     290,000               319,145
   8.00% due 12/07/2023                          MXN   5,500,000               433,975
   8.00% due 12/19/2013                                3,000,000               256,626
   8.375% due 01/14/2011 (a)                       $      80,000                93,120
   9.875% due 02/01/2010                                 155,000               187,473
   11.375% due 09/15/2016                                 50,000                74,250
                                                                          ------------
                                                                             1,364,589

PANAMA - 0.02%
Republic of Panama
   8.875% due 09/30/2027                                  94,000               112,095

PERU - 0.02%
Republic of Peru
   9.875% due 02/06/2015                                 100,000               123,750

PHILIPPINES - 0.02%
Republic of Philippines
   10.625% due 03/16/2025                                100,000               111,875

POLAND - 0.02%
Government of Poland
   5.00% due 10/24/2013                          PLN     565,000               173,277
RUSSIA - 0.09%
Russian Federation, Series REGS
   5.00% due 03/31/2030                            $     580,000               647,512

SWEDEN - 0.01%
Kingdom of Sweden
   5.25% due 03/15/2011                          SEK     250,000                36,656

TURKEY - 0.13%
Republic of Turkey
   20.00% due 10/17/2007                         TRY   1,095,700               911,438

UNITED KINGDOM - 0.05%
Government of United Kingdom
   6.00% due 12/07/2028                          GBP      40,000                90,854
   7.25% due 12/07/2007                                   35,000                67,377
   8.00% due 12/07/2015                                   75,000               178,024
                                                                          ------------
                                                                               336,255

VENEZUELA - 0.04%
Republic of Venezuela
   8.50% due 10/08/2014                            $      90,000                93,465

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT                 VALUE
                                                 --------------          ------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

VENEZUELA (CONTINUED)
Republic of Venezuela (continued)
   9.25% due 09/15/2027                            $    190,000          $    199,215
                                                                         ------------
                                                                              292,680
                                                                         ------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
   (Cost $8,013,731)                                                     $  8,562,992
                                                                         ------------

CORPORATE BONDS - 9.18%

AEROSPACE - 0.25%
Systems 2001 Asset Trust LLC
   6.664% due 09/15/2013                                974,091             1,062,383

Systems 2001 Asset Trust LLC,
   Series 2001, Class B
   7.156% due 12/15/2011                                597,720               640,632
                                                                         ------------
                                                                            1,703,015

AGRICULTURE - 0.08%
Burns Philp Capital Property, Ltd.
   10.75% due 02/15/2011                                 50,000                55,125

Gold Kist, Inc.
   10.25% due 03/15/2014                                 65,000                73,450

Yara International ASA
   5.25% due 12/15/2014                                 430,000               430,810
                                                                         ------------
                                                                              559,385

AIR TRAVEL - 0.05%
Delta Air Lines, Inc.
   8.00% due 12/15/2007                                 150,000                57,750

Southwest Airlines Company
   5.125% due 03/01/2017                                140,000               137,281
   5.25% due 10/01/2014                                 140,000               140,803
                                                                         ------------
                                                                              335,834

AMUSEMENT & THEME PARKS - 0.04%
AMC Entertainment, Inc.
   9.875% due 02/01/2012                                100,000                99,250

Six Flags, Inc.
   8.875% due 02/01/2010                                175,000               170,625
                                                                         ------------
                                                                              269,875

AUTO PARTS - 0.01%
United Rentals North America, Inc.
   6.50% due 02/15/2012                                  50,000                49,188

AUTO SERVICES - 0.06%
Hertz Corp.
   4.4194% due 08/05/2008 (b)                           420,000               398,982

AUTOMOBILES - 0.15%
DaimlerChrysler North America Holding
   4.05% due 06/04/2008                                 750,000               738,513

Ford Motor Company
   7.45% due 07/16/2031                                 275,000               229,574

General Motors Corp.
   8.375% due 07/15/2033                                100,000                83,500
                                                                         ------------
                                                                            1,051,587

BANKING - 0.93%
Allied Irish Banks PLC
   7.50% due 12/29/2049 (b)                      EUR     50,000                73,037

Banco Santander Chile
   5.375% due 12/09/2014                           $    130,000               134,175

Bank of America Corp.
   7.125% due 09/15/2006                                250,000               258,880

Bank of Ireland
   6.45% due 02/10/2010                          EUR     50,000                69,996

Capital One Financial Corp.
   7.25% due 05/01/2006                            $    430,000               440,978

Chuo Mitsui Trust & Banking Company
   5.506% due 04/15/2049 (b)                            550,000               540,334

DBS Bank, Ltd.
   7.125% due 05/15/2011                                200,000               226,626

HSBC USA, Inc.
   4.625% due 04/01/2014                                625,000               623,936

Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                             145,000               139,783

Kazkommerts International BV
   8.50% due 04/16/2013                                 150,000               159,435

MBNA America Bank
   5.375% due 01/15/2008                                500,000               513,930

RBS Capital Trust I
   4.709% due 12/29/2049 (b)                            160,000               157,853

RBS Capital Trust IV
   4.29% due 09/29/2049 (b)                             475,000               476,803

TuranAlem Finance BV
   7.875% due 06/02/2010                                205,000               211,232
   8.50% due 02/10/2015                                 240,000               247,200

Washington Mutual, Inc.
   3.7438% due 03/22/2012 (b)                           190,000               189,764
   5.625% due 01/15/2007                                750,000               766,539

Wells Fargo Company
   3.50% due 04/04/2008                                 625,000               614,731

Zions Bancorporation
   6.00% due 09/15/2015                                 500,000               545,179
                                                                         ------------
                                                                            6,390,411

BROADCASTING - 0.17%
Charter Communications Operating LLC
   8.00% due 04/30/2012                                  50,000                49,750

Clear Channel Communications, Inc.
   6.00% due 11/01/2006                                 250,000               253,883
   7.65% due 09/15/2010                                 375,000               406,160

Fisher Communications, Inc.
   8.625% due 09/15/2014                                 50,000                53,063

Liberty Media Corp.
   4.91% due 09/17/2006 (b)                             220,000               221,355

News America Holdings, Inc.
   6.75% due 01/09/2038                                  50,000                56,778

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT                 VALUE
                                                 --------------          ------------
CORPORATE BONDS (CONTINUED)

BROADCASTING (CONTINUED)
Young Broadcasting, Inc.
   10.00% due 03/01/2011                           $    125,000          $    118,750
                                                                         ------------
                                                                            1,159,739

BUILDING MATERIALS & CONSTRUCTION - 0.04%
Associated Materials, Inc.
 zero coupon, Step up to 11.25% on
   03/01/2009 due 03/01/2014                            150,000                95,250

Ryland Group, Inc.
   5.375% due 05/15/2012                                200,000               203,182
                                                                         ------------
                                                                              298,432

BUSINESS SERVICES - 0.02%
Quintiles Transnational Corp.
   10.00% due 10/01/2013                                125,000               136,875

CABLE AND TELEVISION - 0.27%
Comcast Corp.
   6.50% due 01/15/2015                                 170,000               189,489

Comcast Corp., Class A
   5.30% due 01/15/2014                                 500,000               514,004

Cox Communications, Inc.
   5.45% due 12/15/2014                                 350,000               357,236
   6.75% due 03/15/2011                                 250,000               272,213
   7.75% due 11/01/2010                                 125,000               141,533

Kabel Deutschland GMBH
   10.625% due 07/01/2014                                80,000                86,800

Time Warner, Inc.
   7.625% due 04/15/2031                                230,000               287,244
                                                                         ------------
                                                                            1,848,519

CELLULAR COMMUNICATIONS - 0.17%
American Tower Corp.
   7.50% due 05/01/2012                                 290,000               309,575

AT&T Wireless Services, Inc.
   8.75% due 03/01/2031                                  90,000               126,147

Centennial Communications Corp.
   8.125% due 02/01/2014                                 75,000                79,875
   10.125% due 06/15/2013                               115,000               129,950

Rogers Wireless, Inc.
   9.625% due 05/01/2011                                 95,000               111,506

Triton PCS, Inc.
   8.75% due 11/15/2011                                  75,000                53,063

Verizon Wireless Capital LLC
   5.375% due 12/15/2006                                375,000               382,170
                                                                         ------------
                                                                            1,192,286

CHEMICALS - 0.10%
Albemarle Corp.
   5.10% due 02/01/2015                                 230,000               229,990

ICI Wilmington, Inc.
   4.375% due 12/01/2008                                460,000               456,505
                                                                         ------------
                                                                              686,495

COAL - 0.01%
Luscar Coal, Ltd.
   9.75% due 10/15/2011                            $     50,000                55,000

COMMERCIAL SERVICES - 0.08%
Cendant Corp.
   6.25% due 01/15/2008                                 250,000               260,779
   6.875% due 08/15/2006                                200,000               205,614
   7.375% due 01/15/2013                                 85,000                97,322
                                                                         ------------
                                                                              563,715

CONSTRUCTION MATERIALS - 0.02%
Nortek, Inc.
   8.50% due 09/01/2014                                 125,000               116,250

CONTAINERS & GLASS - 0.05%
Graphic Packaging International Corp.
   8.50% due 08/15/2011                                  25,000                25,750
   9.50% due 08/15/2013                                 100,000               100,750

Owens Brockway Glass Container
   8.75% due 11/15/2012                                 150,000               165,375

Vitro, SA de CV
   11.75% due 11/01/2013                                 25,000                20,875
                                                                         ------------
                                                                              312,750

CRUDE PETROLEUM & NATURAL GAS - 0.03%
Premcor Refining Group, Inc.
   7.50% due 06/15/2015                                 185,000               202,575

DOMESTIC OIL - 0.06%
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                340,000               380,449

DRUGS & HEALTH CARE - 0.13%
Cardinal Health, Inc.
   6.75% due 02/15/2011                                 510,000               561,643

The Jean Coutu Group (PJC), Inc.
   8.50% due 08/01/2014                                  65,000                64,187

Wyeth
   4.375% due 03/01/2008                                275,000               274,795
                                                                         ------------
                                                                              900,625

ELECTRICAL EQUIPMENT - 0.12%
General Electric Company
   5.00% due 02/01/2013                                 500,000               516,255

SP Power Assets, Ltd.
   5.00% due 10/22/2013                                 300,000               310,815
                                                                         ------------
                                                                              827,070

ELECTRICAL UTILITIES - 0.43%
AES Corp.
   9.375% due 09/15/2010                                100,000               113,250

Dominion Resources, Inc.
   5.70% due 09/17/2012                                 125,000               131,815

Edison Mission Energy
   9.875% due 04/15/2011                                125,000               146,406

Empresa Nacional De Electricidad
   8.50% due 04/01/2009                                 230,000               255,673

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT                 VALUE
                                                 --------------          ------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Oncor Electric Delivery Company
   7.00% due 05/01/2032                            $    125,000          $    151,142

Pacific Gas & Electric Company
   4.20% due 03/01/2011                                 900,000               884,101

PSEG Power LLC
   5.00% due 04/01/2014                                 375,000               378,301
   8.625% due 04/15/2031                                130,000               179,480

Scottish Power PLC
   4.91% due 03/15/2010                                 460,000               466,663
   5.81% due 03/15/2025                                  55,000                56,768

United Energy Distribution Property, Ltd.
   4.70% due 04/15/2011                                 170,000               172,505
                                                                         ------------
                                                                            2,936,104

ELECTRONICS - 0.19%
Jabil Circuit, Inc.
   5.875% due 07/15/2010                                470,000               486,768

Koninklijke Philips Electronics NV
   7.20% due 06/01/2026                                 500,000               625,101

Stoneridge, Inc.
   11.50% due 05/01/2012                                120,000               122,400

Viasystems, Inc.
   10.50% due 01/15/2011                                 90,000                82,800
                                                                         ------------
                                                                            1,317,069

ENERGY - 0.06%
Devon Energy Corp.
   7.95% due 04/15/2032                                  80,000               105,229

FirstEnergy Corp.
   7.375% due 11/15/2031                                 50,000                61,119

TXU Energy Company, LLC
   3.92% due 01/17/2006 (b)                             250,000               249,929
                                                                         ------------
                                                                              416,277

FINANCIAL SERVICES - 2.56%
Aries Vermogensverwaltung GmbH, Series REGS
   9.60% due 10/25/2014                                 250,000               323,850

BCP Crystal Holdings Corp.
   9.625% due 06/15/2014                                 62,000                69,440

Citigroup, Inc.
   5.00% due 09/15/2014                                 450,000               460,326

Corporacion Andina de Fomento
   6.875% due 03/15/2012                                510,000               571,025

Credit Suisse First Boston USA, Inc.
   6.50% due 01/15/2012                                 125,000               138,924

Downey Financial Corp.
   6.50% due 07/01/2014                                 370,000               395,408

ERP Operating LP
   4.75% due 06/15/2009                                 345,000               348,095

Ford Motor Credit Company
   5.70% due 01/15/2010                                 750,000               691,756
   7.375% due 02/01/2011                                450,000               438,347

General Electric Capital Corp.
   5.45% due 01/15/2013                            $    250,000               265,194

General Motors Acceptance Corp.
   7.00% due 02/01/2012                                 900,000               829,637
   7.25% due 03/02/2011                                 390,000               365,692
   8.00% due 11/01/2031                                 340,000               303,397

Goldman Sachs Group, Inc.
   5.25% due 04/01/2013                               1,250,000             1,292,415

HBOS PLC
   3.125% due 01/12/2007                                250,000               247,045
   5.375% due 11/29/2049 (b)                            450,000               464,043

HSBC Finance Corp.
   5.00% due 06/30/2015                                 325,000               328,006

International Lease Finance Corp.
   3.50% due 04/01/2009                                 330,000               317,775
   4.55% due 10/15/2009                                 180,000               181,659
   4.75% due 07/01/2009                                 885,000               890,383

John Deere Capital Corp., Series MTND
   4.125% due 01/15/2010                                875,000               868,497

JP Morgan Chase & Company
   5.35% due 03/01/2007                                 125,000               127,499

LaBranche & Company, Inc.
   9.50% due 05/15/2009                                  50,000                52,500

Lazard Group LLC, Series 144A
   7.125% due 05/15/2015                                150,000               151,311

Lehman Brothers Holdings, Inc., Series MTN
   4.25% due 01/27/2010                               1,000,000               997,038

Mangrove Bay Pass Through Trust, Series 144A
   6.102% due 07/15/2033 (b)                            200,000               205,506

MBNA Capital, Series B
   4.01% due 02/01/2027 (b)                             610,000               594,735

MBNA Corp.
   3.64% due 05/05/2008 (b)                           1,300,000             1,307,640

Mizuho JGB Investment LLC, Series 144A
   9.87% due 12/31/2049 (b)                             620,000               702,385

Nationwide Life Global Funding I
   5.35% due 02/15/2007                                 110,000               111,613

NiSource Finance Corp.
   6.15% due 03/01/2013                                 160,000               172,903
   7.875% due 11/15/2010                                350,000               402,174

PCCW-HKT Capital, Ltd., Series REGS
   8.00% due 11/15/2011                                 160,000               185,760

Reliastar Financial Corp.
   6.50% due 11/15/2008                                 280,000               300,047

Residential Capital Corp.
   6.375% due 06/30/2010                                400,000               403,416

SB Treasury Company LLC, Series 144A
   zero coupon, Step up to 10.925% on
   06/30/2008 due 12/29/2049 (b)                        180,000               201,760

SLM Corp., Series MTNA
   5.00% due 04/15/2015                                 375,000               383,737

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT                 VALUE
                                                 --------------          ------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
The Goldman Sachs Group, Inc.
   4.75% due 07/15/2013                            $    250,000          $    249,791

Toll Brothers Finance Corp, Series 144A
   5.15% due 05/15/2015                                 180,000               178,761

Twin Reefs Pass Through Trust
   4.35% due 12/10/2049 (b)                             700,000               695,488

Westfield Capital Corp, Ltd.
   4.375% due 11/15/2010                                345,000               344,461
                                                                         ------------
                                                                           17,559,439

FOOD & BEVERAGES - 0.25%
Ahold Finance USA, Inc.
   8.25% due 07/15/2010                                 100,000               110,000

Cadbury Schweppes US Finance LLC
   5.125% due 10/01/2013                                220,000               224,801

Diageo Capital PLC
   4.375% due 05/03/2010                                160,000               160,831

Kellogg Company, Series B
   6.60% due 04/01/2011                                 250,000               277,058

Kraft Foods, Inc.
   6.25% due 06/01/2012                                 250,000               274,828

Nabisco, Inc.
   7.05% due 07/15/2007                                 210,000               220,005
   7.55% due 06/15/2015                                 375,000               456,423
                                                                         ------------
                                                                            1,723,946

FOREST PRODUCTS - 0.02%
Weyerhaeuser Company
   7.375% due 03/15/2032                                 90,000               106,126

GAS & PIPELINE UTILITIES - 0.03%
Dynegy Holdings, Inc.
   10.125% due 07/15/2013                               100,000               113,000

Williams Companies, Inc.
   8.125% due 03/15/2012                                 70,000                79,450
                                                                         ------------
                                                                              192,450

HEALTHCARE SERVICES - 0.04%
Concentra Operating Corp.
   9.125% due 06/01/2012                                 55,000                58,300

UnitedHealth Group, Inc.
   3.75% due 02/10/2009                                 240,000               236,230
                                                                         ------------
                                                                              294,530

HOMEBUILDERS - 0.19%
Centex Corp.
   4.75% due 01/15/2008                                  70,000                70,420

Lennar Corp.
   5.95% due 03/01/2013                                  40,000                42,509

MDC Holdings, Inc.
   5.50% due 05/15/2013                                  80,000                81,669

Pulte Homes, Inc.
   6.25% due 02/15/2013                                 425,000               454,203
   7.875% due 08/01/2011                                200,000               232,046
   8.125% due 03/01/2011                                 75,000                87,184

Technical Olympic USA, Inc.
   10.375% due 07/01/2012                          $    150,000               156,750


Williams Lyon Homes, Inc.
   10.75% due 04/01/2013                                150,000               162,750
                                                                         ------------
                                                                            1,287,531

HOTELS & RESTAURANTS - 0.08%
Buffets, Inc.
   11.25% due 07/15/2010                                100,000               100,750

Circus & Eldorado Joint Venture
   10.125% due 03/01/2012                               100,000               104,625

Hilton Hotels Corp.
   7.625% due 12/01/2012                                110,000               127,020
   8.25% due 02/15/2011                                 200,000               232,013
                                                                         ------------
                                                                              564,408

INDUSTRIAL MACHINERY - 0.04%
Caterpillar Financial Services Corp.
   4.50% due 06/15/2009                                 270,000               272,476

INSURANCE - 0.75%
ACE INA Holdings, Inc.
   5.875% due 06/15/2014                                170,000               178,152

Aetna, Inc.
   7.375% due 03/01/2006                                100,000               102,086

Assurant, Inc.
   5.625% due 02/15/2014                                170,000               178,910

CNA Financial Corp.
   5.85% due 12/15/2014                                 375,000               385,047
   7.25% due 11/15/2023                                 200,000               221,872

Liberty Mutual Group, Inc.
   6.50% due 03/15/2035                                 320,000               317,056

Lincoln National Corp.
   6.20% due 12/15/2011                                 140,000               153,156

Monumental Global Funding
   3.30% due 05/19/2006 (b)                           1,380,000             1,379,694
   5.20% due 01/30/2007                                 625,000               636,543

Nationwide Mutual Insurance Company
   7.875% due 04/01/2033                                 60,000                75,392

North Front Pass-Through Trust
   5.81% due 12/15/2024 (b)                             490,000               504,908

Prudential Financial, Inc.
   4.75% due 04/01/2014                                 250,000               251,268

Prudential Insurance Company
   6.375% due 07/23/2006                                225,000               230,217

Travelers Property Casualty Corp.
   6.375% due 03/15/2033                                260,000               283,585

XL Capital, Ltd.
   5.25% due 09/15/2014                                 220,000               223,153
                                                                         ------------
                                                                            5,121,039

INTERNATIONAL OIL - 0.21%
Pemex Project Funding Master Trust
   4.71% due 06/15/2010 (b)                             660,000               680,790

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                        SHARES OR
                                        PRINCIPAL
                                          AMOUNT          VALUE
                                       ------------   ----------------
CORPORATE BONDS (CONTINUED)

INTERNATIONAL OIL (CONTINUED)
Pemex Project Funding Master Trust
(continued)
   7.375% due 12/15/2014                 $  500,000   $        560,750
Ras Laffan Liquefied Natural Gas
   3.437% due 09/15/2009                    166,200            163,120
                                                      ----------------
                                                             1,404,660

LEISURE TIME - 0.01%
Carmike Cinemas, Inc.
   7.50% due 02/15/2014                     100,000             90,625

MANUFACTURING - 0.03%
Jacuzzi Brands, Inc.
   9.625% due 07/01/2010                    100,000            109,500
Koppers, Inc.
   9.875% due 10/15/2013                     50,000             54,000
Terex Corp.
   9.25% due 07/15/2011                      50,000             54,250
                                                      ----------------
                                                               217,750

MEDICAL-HOSPITALS - 0.02%
Tenet Healthcare Corp.
   9.875% due 07/01/2014                    125,000            134,062

METAL & METAL PRODUCTS - 0.01%
Alcan, Inc.
   5.00% due 06/01/2015                     100,000            100,461

MINING - 0.03%
Freeport-McMoRan Copper & Gold, Inc.
   10.125% due 02/01/2010                   160,000            178,000

PAPER - 0.18%
Abitibi-Consolidated, Inc.
   8.55% due 08/01/2010                     125,000            130,312
International Paper Company
   5.85% due 10/30/2012                     350,000            365,902
Norske Skogindustrier ASA
   7.625% due 10/15/2011                    625,000            699,026
Temple-Inland, Inc.
   7.875% due 05/01/2012                     45,000             51,835
                                                      ----------------
                                                             1,247,075

PHARMACEUTICALS - 0.10%
Hospira, Inc.
   5.90% due 06/15/2014                     250,000            267,917
Schering Plough Corp.
   5.30% due 12/01/2013 (b)                 365,000            386,991
                                                      ----------------
                                                               654,908

RAILROADS & EQUIPMENT - 0.01%
Union Pacific Railroad Company, Series
2002-1
   6.061% due 01/17/2023                     75,000             83,172

REAL ESTATE - 0.34%
Crescent Real Estate Equities, REIT
   750% due 09/15/2007                       50,000             51,125
Developers Diversified Realty Corp.,
REIT
   4.625% due 08/01/2010                    250,000            248,082
   5.00% due 05/03/2010                     500,000            503,810
Hospitality Properties Trust, REIT
   6.75% due 02/15/2013                     555,000            609,554
Host Marriott LP, REIT
   7.125% due 11/01/2013                     60,000             62,550
iStar Financial, Inc., REIT
   6.05% due 04/15/2015                     350,000            361,826
Kimco Realty Corp., REIT
   4.82% due 06/01/2014                     500,000            498,003
                                                            ----------
                                                             2,334,950

RETAIL GROCERY - 0.03%
Kroger Company
   4.95% due 01/15/2015                     180,000            178,381

RETAIL TRADE - 0.02%
Payless Shoesource, Inc.
   8.25% due 08/01/2013                      75,000             79,125
Rite Aid Corp.
   6.875% due 08/15/2013                     60,000             51,900
                                                            ----------
                                                               131,025

SANITARY SERVICES - 0.02%
Allied Waste North America, Inc.,
Series B
   9.25% due 09/01/2012                     125,000            135,000

SEMICONDUCTORS - 0.01%
Amkor Technology, Inc.
   7.75% due 05/15/2013                      75,000             64,500

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.15%
Deutsche Telekom International
Finance BV
   6.625% due 07/11/2011               EUR   50,000             72,035
Dobson Communications Corp.
   10.875% due 07/01/2010                $  120,000            119,100
SBC Communications, Inc.
   5.10% due 09/15/2014                     190,000            194,268
   5.625% due 06/15/2016                    125,000            131,799
   5.875% due 08/15/2012                    200,000            214,750
Singapore Telecommunications, Ltd.
   6.375% due 12/01/2011                    205,000            226,022
Telenet Group Holding NV, Series 144A
   zero coupon, Step up to 11.50% on
     12/15/2008 due 06/15/2014              100,000             77,750
                                                            ----------
                                                             1,035,724

TELEPHONE - 0.51%
AT&T Corp.
   8.35% due 01/15/2025                     230,000            238,729
Bellsouth Corp.
   4.20% due 09/15/2009                     500,000            498,226
Cincinnati Bell, Inc.
   7.25% due 07/15/2013                      40,000             42,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT        VALUE
                                               ----------   ------------
CORPORATE BONDS (CONTINUED)

TELEPHONE (CONTINUED)
France Telecom SA
   9.25% due 03/01/2031 (b)                    $  320,000   $    446,146
NTL Cable PLC
   8.75% due 04/15/2014                            60,000         62,475
Qwest Capital Funding, Inc.
   7.90% due 08/15/2010                            85,000         84,575
Qwest Services Corp.
   13.50% due 12/15/2010                           75,000         86,625
Sprint Capital Corp.
   6.375% due 05/01/2009                           63,000         67,048
   6.875% due 11/15/2028                          313,000        359,287
Telecom Italia Capital SA
   4.00% due 01/15/2010                           370,000        359,519
   4.00% due 11/15/2008                           625,000        615,561
   6.00% due 09/30/2034                           220,000        224,603
Verizon New York, Inc.
   6.875% due 04/01/2012                          400,000        442,069
                                                            ------------
                                                               3,526,863

TRANSPORTATION - 0.02%
Overseas Shipholding Group, Inc.
   8.25% due 03/15/2013                           100,000        104,500
TFM SA de CV
   10.25% due 06/15/2007                           25,000         26,750
                                                            ------------
                                                                 131,250
                                                            ------------
TOTAL CORPORATE BONDS (Cost $61,612,352)                    $ 62,878,858
                                                            ------------
MUNICIPAL BONDS - 0.05%

WISCONSIN - 0.05%
Badger Tobacco Asset Securitization Corp.
   6.125% due 06/01/2027                          300,000        318,207
                                               ----------   ------------
TOTAL MUNICIPAL BONDS (Cost $288,176)                       $    318,207
                                                            ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.74%
Bank of America Commercial Mortgage, Inc.,
   Series 2001-3, Class A1
   4.89% due 04/11/2037                           442,720        450,281
Chase Commercial Mortgage Securities Corp.,
   Series 2000-2, Class C
   7.928% due 07/15/2032                          250,000        288,451
Commercial Mortgage Pass-Through Certificate,
   Series 2003-LB1A, Class A2
   4.084% due 06/10/2038                          750,000        730,845
Crown Castle Towers LLC,
   Series 2005-1A, Class AFL
   3.55% due 06/15/2035 (b)                       230,000        231,222
Crown Castle Towers LLC,
   Series 2005-1A, Class AFX
   4.643% due 06/15/2035                          625,000        628,711
Crown Castle Towers LLC,
   Series 2005-1A, Class B
   4.878% due 06/15/2035                          825,000        829,898
Crown Castle Towers LLC,
   Series 2005-1A, Class D
   5.612% due 06/15/2035                          290,000        291,541
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A2
   5.935% due 02/15/2034                          454,013        457,802
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A3
   6.238% due 02/15/2034                          440,000        458,936
CS First Boston Mortgage Securities Corp.,
   Series 2001-CKN5, Class A4
   5.435% due 09/15/2034                          500,000        526,872
CS First Boston Mortgage Securities Corp.,
   Series 2001-CP4, Class A4
   6.18% due 12/15/2035                           750,000        816,899
CS First Boston Mortgage Securities Corp.,
   Series 2002-CKN2, Class A3
   6.133% due 04/15/2037                          500,000        546,105
CS First Boston Mortgage Securities Corp.,
   Series 2004-C4, Class A4
   4.283% due 10/15/2039                          250,000        247,824
CS First Boston Mortgage Securities Corp.,
   Series 2005-5, Class 4A1
   6.25% due 07/25/2035                           508,872        526,277
FHLMC Structured Pass Through Securities,
   Series T-41, Class 3A
   7.50% due 07/25/2032                           250,643        267,171
First Union National Bank Commercial
Mortgage
   Trust, Series 2001-C2, Class A1
   6.204% due 01/12/2043                        1,102,071      1,152,449
First Union National Bank Commercial
Mortgage
   Trust, Series 2002-C1, Class A1
   5.585% due 02/12/2034                          476,779        494,970
GE Capital Commercial Mortgage Corp.,
   Series 2001-1, Class A1
   6.079% due 05/15/2033                           86,821         90,598
GE Capital Commercial Mortgage Corp.,
   Series 2001-3, Class A2
   6.07% due 06/10/2038                           500,000        545,597
GE Capital Commercial Mortgage Corp.,
   Series 2002-2A, Class A3
   5.349% due 08/11/2036                          360,000        378,563
GMAC Commercial Mortgage Securities, Inc.,
   Series 1997-C1, Class A3
   6.869% due 07/15/2029                          268,202        280,061
GMAC Commercial Mortgage Securities, Inc.,
   Series 2001-C1, Class A1
   5.988% due 04/15/2034                        1,105,443      1,128,234
Greenwich Capital Commercial Funding Corp.,
   Series 2002-C1, Class A2
   4.112% due 01/11/2017                          993,302        989,696

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT        VALUE
                                               ----------   ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Hilton Hotels Pool Trust,
   Series 2000-HL TA, Class B
   3.61% due 10/03/2015 (b)                    $  170,000   $    171,063
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2002-C1,
   Class A3
   5.376% due 07/12/2037                        1,165,000      1,228,901
JP Morgan Chase Commercial Mortgage
   Securities Corp.,
   Series 2004-CBX, Class A2
   3.89% due 01/12/2037                           750,000        742,793
LB-UBS Commercial Mortgage Trust,
   Series 2002-C1, Class A4
   6.462% due 03/15/2031                          500,000        558,407
Merrill Lynch Mortgage Investors, Inc.,
   Series 1995-C2, Class A1
   6.9501% due 06/15/2021 (b)                      61,760         61,852
Merrill Lynch Mortgage Investors, Inc.,
   Series 1997-C1, Class A3
   7.12% due 06/18/2029                           145,384        149,508
Morgan Stanley Capital I,
   Series 2003-KIDS, Class A
   3.90% due 07/14/2016 (b)                       181,627        182,128
Salomon Brothers Mortgage Securities VII,
   Series 2000-C3, Class A2
   6.592% due 12/18/2033                          290,000        317,053
Salomon Brothers Mortgage Securities VII,
   Series 2001-C1, Class A2
   6.226% due 12/18/2035                          402,227        415,876
Salomon Brothers Mortgage Securities VII,
   Series 2001-C1, Class A3
   6.428% due 12/18/2035                          750,000        820,109
Structured Asset Securities Corp.,
   Series 1998-RF2, Class A
   8.54% due 07/15/2027 (b)                       258,425        265,104
Washington Mutual, Inc.,
   Series 2005-1, Class 6A1
   6.50% due 03/25/2035                           845,657        867,091
Wells Fargo Mortgage Backed Securities
Trust,
   Series 2005-AR10, Class 2A6
   4.111% due 06/25/2035 (b)                      675,000        666,495
                                               ----------   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $18,824,300)                                          $ 18,805,383
                                                            ------------
ASSET BACKED SECURITIES - 2.07%
Advanta Business Card Master Trust,
   Series 2005-A1, Class A1
   3.33% due 04/20/2011 (b)                       375,000        373,945
ARG Funding Corp., Series 2005-2A,
Class A1
   4.54% due 05/20/2009                           570,000        575,344
California Infrastructure Development
PG&E-1,
   Series 1997-1, Class A7
   6.42% due 09/25/2008                           190,007        193,274
Centex Home Equity, Series 2004-D,
Class AF4
   4.68% due 06/25/2032                           400,000        400,429
Chase Funding Mortgage Loan Asset
Backed
   Trust, Series 2003-1, Class 1A3
   3.14% due 07/25/2023                            13,450         13,418
Chase Funding Mortgage Loan Asset
Backed
   Trust, Series 2003-2, Class 1A3
   2.86% due 12/25/2024                            80,353         80,029
Countrywide Asset-Backed Certificates,
   Series 2004-10, Class AF3
   3.84% due 10/25/2030 (b)                       375,000        369,550
Countrywide Asset-Backed Certificates,
   Series 2004-12, Class 2AV2
   3.59% due 09/25/2033 (b)                       750,000        751,670
Countrywide Home Loans,
   Series 2005-12, Class 2A5
   5.50% due 05/25/2035                           287,050        296,395
Discover Card Master Trust I,
   Series 1996-4, Class A
   3.60% due 10/16/2013 (b)                       675,000        686,633
Drivetime Auto Owner Trust,
   Series 2004-A, Class A3
   2.419% due 08/15/2008                        1,275,000      1,256,871
First Investors Auto Owner Trust,
   Series 2005-A, Class A2
   4.23% due 07/16/2012                           500,000        500,745
Greenpoint Manufactured Housing,
   Series 2000-7, Class A1
   3.53% due 06/17/2022 (b)                       279,845        281,272
IndyMac Home Equity Loan Asset-Backed Trust,
   Series 2004-B, Class A2B
   3.67% due 11/25/2034 (b)                       375,000        376,258
Morgan Stanley ABS Capital I,
   Series 2004-OP1, Class A2B
   3.60% due 11/25/2034 (b)                       750,000        752,640
New Century Home Equity Loan Trust,
   Series 2004-A, Class AII5
   5.25% due 08/25/2034 (b)                       510,000        515,707
Onyx Acceptance Auto Trust,
   Series 2002-C, Class A4
   4.07% due 04/15/2009                           219,710        219,768
Peco Energy Transition Trust,
   Series 1999-A, Class A7
   6.13% due 03/01/2009                           540,000        567,431
PG&E Energy Recovery Funding LLC,
   Series 2005-1, Class A3
   4.14% due 09/25/2012                           420,000        422,068
Providian Gateway Master Trust,
   Series 2004-DA, Class A
   3.35% due 09/15/2011                           300,000        295,275
Rental Car Finance Corp.,
   Series 2005-1A, Class A2
   4.59% due 06/25/2011                           500,000        506,859
Residential Accredit Loans, Inc.,
   Series 2004-QS16, Class 1A1
   5.50% due 12/25/2034                           224,503        227,260

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT        VALUE
                                              -----------   ------------
ASSET BACKED SECURITIES
(CONTINUED)
Residential Asset Mortgage Products, Inc.,
   Series 2004-RS9, Class AI4
   4.77% due 10/25/2032 (b)                   $   625,000   $    628,355
Residential Asset Mortgage Products, Inc.,
   Series 2004-RZ3, Class AI4
   4.57% due 05/25/2033 (b)                       325,000        324,186
Residential Asset Securities Corp.,
   Series 1999-KS4, Class AI4
   7.22% due 06/25/2028                           115,739        117,377
Specialty Underwriting & Residential
Finance,
   Series 2004-BC4, Class A2B
   3.62% due 10/25/2035 (b)                       625,000        627,374
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A13
   3.61% due 09/25/2034 (b)                       500,000        500,947
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A7
   3.61% due 09/25/2034 (b)                       500,000        500,861
Triad Auto Receivables Owner Trust,
   Series 2005-A, Class A4
   4.22% due 06/12/2012                           300,000        301,191
USAA Auto Owner Trust, Series 2004-3, Class
A3
   3.16% due 02/17/2009 (a)                       650,000        643,021
Vanderbilt Acquisition Loan Trust,
   Series 2002-1, Class A3
   5.70% due 09/07/2023                           125,000        126,757
Wells Fargo Home Equity Trust,
   Series 2004-2, Class AI5
   4.89% due 11/25/2028 (b)                       750,000        751,318
                                              -----------   ------------
TOTAL ASSET BACKED SECURITIES
(Cost $14,226,780)                                          $ 14,184,228
                                                            ------------

SHORT TERM INVESTMENTS - 11.40%
State Street Navigator Securities
   Lending Prime Portfolio (c)                $78,114,617   $ 78,114,617
                                              -----------   ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $78,114,617)                                          $ 78,114,617
                                                            ------------
REPURCHASE AGREEMENTS - 1.30%
Repurchase Agreement with State Street
   Corp. dated 06/30/2005 at 1.40% to
   be repurchased at $8,875,345 on
   07/01/2005, collateralized by
   $6,595,000 U.S. Treasury Bonds,
   7.125% due 02/15/2023 (valued at
   $9,057,876, including interest) (c)        $ 8,875,000   $  8,875,000
                                              -----------   ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $8,875,000)                                           $  8,875,000
                                                            ------------
TOTAL INVESTMENTS (INCOME & VALUE TRUST)
   (COST $694,461,647) - 110.94%                            $760,107,773
LIABILITIES IN EXCESS OF OTHER ASSETS -
(10.94)%                                                     (74,978,069)
                                                            ------------
TOTAL NET ASSETS - 100.00%                                  $685,129,704
                                                            ============
COMMON STOCKS - 68.17%

ADVERTISING - 0.21%
Monster Worldwide, Inc. *                          45,400 $    1,302,072
Omnicom Group, Inc.                                36,400      2,906,904
                                                            ------------
                                                               4,208,976
AEROSPACE - 0.93%
Boeing Company                                     73,700      4,864,200
General Dynamics Corp.                             17,900      1,960,766
Textron, Inc.                                      89,500      6,788,575
United Technologies Corp.                          96,000      4,929,600
                                                            ------------
                                                              18,543,141

AGRICULTURE - 0.67%
Archer-Daniels-Midland Company                    347,500      7,429,550
Monsanto Company                                   93,800      5,897,206
                                                            ------------
                                                              13,326,756

AIR TRAVEL - 0.00%
Delta Air Lines, Inc. * (a)                         3,044         11,445

ALUMINUM - 0.12%
Alcoa, Inc.                                        90,400      2,362,152

AUTO PARTS - 0.17%
Delphi Corp.                                      734,200      3,414,030

AUTO SERVICES - 0.27%
AutoNation, Inc. *                                258,500      5,304,420

BANKING - 1.80%
Bank of America Corp.                             273,600     12,478,896
Hudson City Bancorp, Inc.                         145,300      1,657,873
SunTrust Banks, Inc.                               36,200      2,615,088
UnionBanCal Corp.                                  32,700      2,188,284
Wachovia Corp.                                    122,300      6,066,080
Wells Fargo Company                               175,700     10,819,606
                                                            ------------
                                                              35,825,827

BIOTECHNOLOGY - 0.25%
Applera Corp.-Applied Biosystems Group             45,200        889,084
Millennium Pharmaceuticals, Inc. *                432,900      4,012,983
                                                            ------------
                                                               4,902,067

BROADCASTING - 0.58%
Clear Channel Communications, Inc.                 61,600      1,905,288
Viacom, Inc., Class B                             299,700      9,596,394
                                                            ------------
                                                              11,501,682

BUILDING MATERIALS & CONSTRUCTION - 0.62%
American Standard Companies, Inc.                 296,200     12,416,704

BUSINESS SERVICES - 1.37%
Accenture, Ltd., Class A *                        153,100      3,470,777
Affiliated Computer Services, Inc., Class A *     141,200      7,215,320
Automatic Data Processing, Inc.                    34,900      1,464,753
Cadence Design Systems, Inc. * (a)                162,700      2,222,482
DST Systems, Inc. *                                39,200      1,834,560
Dun & Bradstreet Corp. * (a)                       26,600      1,639,890
Fair Isaac Corp. (a)                               61,500      2,244,750

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT        VALUE
                                               ----------   ------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Fluor Corp.                                        73,400   $  4,227,106
NCR Corp. *                                        86,200      3,027,344
                                                            ------------
                                                              27,346,982

CABLE AND TELEVISION - 0.77%
Cablevision Systems New York Group,
   Class A * (a)                                   98,561      3,173,664
Comcast Corp., Class A *                           54,100      1,660,870
DIRECTV Group, Inc. *                             272,072      4,217,116
Time Warner, Inc. *                               378,550      6,325,571
                                                            ------------
                                                              15,377,221

CELLULAR COMMUNICATIONS - 0.53%
American Tower Corp., Class A *                   243,900      5,126,778
Crown Castle International Corp. *                189,600      3,852,672
Nextel Communications, Inc., Class A *             51,300      1,657,503
                                                            ------------
                                                              10,636,953

CHEMICALS - 1.15%
Air Products & Chemicals, Inc.                     75,900      4,576,770
Dow Chemical Company                              179,100      7,975,323
E.I. Du Pont De Nemours & Company                  40,200      1,729,002
Eastman Chemical Company (a)                       34,600      1,908,190
Huntsman Corp. *                                  116,500      2,361,455
Methanex Corp.                                    175,000      2,882,250
Sigma-Aldrich Corp.                                25,800      1,445,832
                                                            ------------
                                                              22,878,822

COAL - 0.12%
Arch Coal, Inc. (a)                                42,000      2,287,740

COMPUTERS & BUSINESS EQUIPMENT - 2.64%
CDW Corp.                                         100,100      5,714,709
Dell, Inc. *                                      164,400      6,495,444
EMC Corp. *                                       160,300      2,197,713
Hewlett-Packard Company                           337,200      7,927,572
Ingram Micro, Inc., Class A *                     134,700      2,109,402
International Business Machines Corp.              84,100      6,240,220
Lexmark International, Inc. *                      43,500      2,820,105
Seagate Technology, Inc. *                         32,700        573,885
Storage Technology Corp. *                        162,100      5,882,609
Sun Microsystems, Inc. *                        2,127,300      7,934,829
Western Digital Corp. *                           143,400      1,924,428
Xerox Corp. *                                     198,600      2,738,694
                                                            ------------
                                                              52,559,610

CONSTRUCTION & MINING EQUIPMENT - 0.15%
National Oilwell, Inc. * (a)                       63,300      3,009,282

COSMETICS & TOILETRIES - 0.99%
Estee Lauder Companies, Inc., Class A (a)         143,600      5,619,068
Kimberly-Clark Corp.                              168,500     10,546,415
Procter & Gamble Company                           69,100      3,645,025
                                                            ------------
                                                              19,810,508
CRUDE PETROLEUM & NATURAL GAS - 0.31%
EOG Resources, Inc.                               107,000      6,077,600

DOMESTIC OIL - 0.45%
Murphy Oil Corp.                                   64,000      3,342,720
Noble Energy, Inc.                                 46,600      3,525,290
Unocal Corp.                                       33,400      2,172,670
                                                            ------------
                                                               9,040,680

DRUGS & HEALTH CARE - 0.08%
ImClone Systems, Inc. * (a)                        48,500      1,502,045

ELECTRICAL EQUIPMENT - 2.43%
Cooper Industries, Ltd., Class A                   84,500      5,399,550
General Electric Company                        1,240,800     42,993,720
                                                            ------------
                                                              48,393,270

ELECTRICAL UTILITIES - 1.71%
Calpine Corp. * (a)                             1,005,300      3,418,020
Edison International                              242,500      9,833,375
The AES Corp. *                                   666,000     10,909,080
TXU Corp.                                         119,300      9,912,637
                                                            ------------
                                                              34,073,112

ELECTRONICS - 0.94%
Agilent Technologies, Inc. *                       87,200      2,007,344
Arrow Electronics, Inc. *                         104,100      2,827,356
Avnet, Inc. *                                     168,600      3,798,558
Flextronics International, Ltd. * (a)             428,000      5,653,880
Jabil Circuit, Inc. *                             147,400      4,529,602
                                                            ------------
                                                              18,816,740

ENERGY - 0.15%
MDU Resources Group, Inc. (a)                      53,400      1,504,278
Sempra Energy                                      37,600      1,553,256
                                                            ------------
                                                               3,057,534

FINANCIAL SERVICES - 6.46%
Americredit Corp. *                               113,100      2,884,050
Bear Stearns Companies, Inc.                       47,500      4,937,150
Citigroup, Inc.                                   392,600     18,149,898
Federal Home Loan Mortgage Corp.                  133,300      8,695,159
Federal National Mortgage Association             109,000      6,365,600
Fiserv, Inc. *                                     79,500      3,414,525
IndyMac Bancorp, Inc.                              93,500      3,808,255
JPMorgan Chase & Company                          538,192     19,008,941
SLM Corp.                                         852,000     43,281,600
State Street Corp.                                 14,900        718,925
Washington Mutual, Inc.                           429,400     17,472,286
                                                            ------------
                                                             128,736,389

FOOD & BEVERAGES - 2.19%
Campbell Soup Company                             391,500     12,046,455
Kraft Foods, Inc., Class A (a)                    139,000      4,421,590
Pepsi Bottling Group, Inc.                        131,900      3,773,659
PepsiCo, Inc.                                     314,400     16,955,592

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT        VALUE
                                               ----------   ------------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Tyson Foods, Inc., Class A                        360,000   $  6,408,000
                                                            ------------
                                                              43,605,296

FURNITURE & FIXTURES - 0.18%
Leggett & Platt, Inc.                             138,200      3,673,356

GAS & PIPELINE UTILITIES - 0.87%
Kinder Morgan Management LLC *                     55,272      2,542,512
Kinder Morgan, Inc.                               103,770      8,633,664
Williams Companies, Inc.                          325,600      6,186,400
                                                            ------------
                                                              17,362,576

HEALTHCARE PRODUCTS - 1.52%
Baxter International, Inc.                        132,600      4,919,460
Becton, Dickinson & Company                        66,300      3,478,761
Guidant Corp.                                      77,200      5,195,560
Johnson & Johnson                                 255,300     16,594,500
                                                            ------------
                                                              30,188,281

HEALTHCARE SERVICES - 3.08%
DaVita, Inc. *                                    108,600      4,939,128
Express Scripts, Inc. *                           135,600      6,777,288
HCA, Inc.                                          56,000      3,173,520
Humana, Inc. *                                    165,400      6,572,996
Lincare Holdings, Inc. * (a)                      130,800      5,341,872
McKesson Corp.                                    282,900     12,671,091
Medco Health Solutions, Inc. *                     93,600      4,994,496
PacifiCare Health Systems, Inc. *                  42,100      3,008,045
UnitedHealth Group, Inc.                          175,800      9,166,212
Wellpoint, Inc. *                                  67,200      4,679,808
                                                            ------------
                                                              61,324,456

HOMEBUILDERS - 0.21%
Hovnanian Enterprises, Inc., Class A * (a)         64,900      4,231,480

HOTELS & RESTAURANTS - 0.62%
CBRL Group, Inc. (a)                               53,300      2,071,238
Darden Restaurants, Inc.                          112,900      3,723,442
Marriott International, Inc., Class A              23,200      1,582,704
McDonald's Corp.                                  101,200      2,808,300
Starwood Hotels & Resorts Worldwide, Inc.          36,600      2,143,662
                                                            ------------
                                                              12,329,346

HOUSEHOLD PRODUCTS - 0.43%
Fortune Brands, Inc. (a)                           71,200      6,322,560
Newell Rubbermaid, Inc. (a)                        98,000      2,336,320
                                                            ------------
                                                               8,658,880

INDUSTRIAL MACHINERY - 0.89%
AGCO Corp. *                                      150,700      2,881,384
Cummins, Inc. (a)                                  55,300      4,125,933
Ingersoll-Rand Company, Class A                    96,500      6,885,275
W.W. Grainger, Inc.                                68,200      3,736,678
                                                            ------------
                                                              17,629,270
INSURANCE - 5.50%
ACE, Ltd.                                         148,400      6,655,740
Aetna, Inc.                                       104,900      8,687,818
Allstate Corp.                                    231,600     13,838,100
American International Group, Inc.                155,400      9,028,740
Assurant, Inc.                                     55,500      2,003,550
Chubb Corp.                                        54,100      4,631,501
CIGNA Corp.                                        47,900      5,126,737
Everest Re Group, Ltd. (a)                         80,600      7,495,800
Hartford Financial Services Group, Inc.           240,000     17,947,200
Lincoln National Corp.                             52,600      2,467,992
PMI Group, Inc. (a)                               193,700      7,550,426
Prudential Financial, Inc.                        166,100     10,906,126
SAFECO Corp. (a)                                   70,400      3,825,536
St. Paul Travelers Companies, Inc.                 60,300      2,383,659
XL Capital, Ltd., Class A                          95,700      7,121,994
                                                            ------------
                                                             109,670,919

INTERNATIONAL OIL - 1.75%
ConocoPhillips                                    249,500     14,343,755
Royal Dutch Petroleum Company- NY Shares          191,100     12,402,390
Shell Transport & Trading Company PLC, ADR (a)     63,200      3,669,392
Weatherford International, Ltd. *                  77,500      4,493,450
                                                            ------------
                                                              34,908,987

INTERNET RETAIL - 0.52%
Amazon.com, Inc. * (a)                             46,700      1,544,836
IAC/InterActiveCorp * (a)                         364,300      8,761,415
                                                            ------------
                                                              10,306,251

INTERNET SERVICE PROVIDER - 0.06%
Google, Inc., Class A *                             4,000      1,176,600

INTERNET SOFTWARE - 1.06%
Cisco Systems, Inc. *                             809,100     15,461,901
McAfee, Inc. *                                    127,200      3,330,096
VeriSign, Inc. *                                   81,100      2,332,436
                                                            ------------
                                                              21,124,433

LEISURE TIME - 0.52%
Brunswick Corp.                                    87,700      3,799,164
Carnival Corp.                                     38,200      2,083,810
Las Vegas Sands Corp. * (a)                        91,600      3,274,700
Walt Disney Company                                44,700      1,125,546
                                                            ------------
                                                              10,283,220

LIQUOR - 0.15%
Anheuser-Busch Companies, Inc.                     63,400      2,900,550

MANUFACTURING - 1.58%
3M Company                                         30,800      2,226,840
Danaher Corp.                                      70,700      3,700,438
Illinois Tool Works, Inc.                         191,900     15,290,592
Stanley Works                                      72,600      3,306,204

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT        VALUE
                                               ----------   ------------
COMMON STOCKS (CONTINUED)

MANUFACTURING (CONTINUED)
Tyco International, Ltd.                          241,100   $  7,040,120
                                                            ------------
                                                              31,564,194

MINING - 0.06%
Phelps Dodge Corp.                                 13,400      1,239,500

NEWSPAPERS - 0.09%
Knight-Ridder, Inc.                                29,300      1,797,262

OFFICE FURNISHINGS & SUPPLIES - 0.02%
OfficeMax, Inc. (a)                                13,500        401,895
PAPER - 0.31%
International Paper Company                       101,100      3,054,231
Louisiana-Pacific Corp.                           126,400      3,106,912
                                                            ------------
                                                               6,161,143

PETROLEUM SERVICES - 3.01%
Baker Hughes, Inc.                                108,200      5,535,512
BJ Services Company                                82,300      4,319,104
Exxon Mobil Corp.                                 565,600     32,505,032
Halliburton Company                                97,900      4,681,578
Schlumberger, Ltd.                                 91,700      6,963,698
Transocean, Inc. *                                109,300      5,898,921
                                                            ------------
                                                              59,903,845

PHARMACEUTICALS - 5.37%
Allergan, Inc.                                    118,600     10,109,464
AmerisourceBergen Corp.                           215,600     14,908,740
AstraZeneca PLC, SADR                             706,200     29,137,812
Barr Pharmaceuticals, Inc. *                      148,200      7,223,268
Eli Lilly & Company                               227,800     12,690,738
Forest Laboratories, Inc. *                       627,500     24,378,375
IVAX Corp. *                                       65,300      1,403,950
Merck & Company, Inc.                              39,200      1,207,360
Sepracor, Inc. *                                   97,100      5,826,971
                                                            ------------
                                                             106,886,678

RAILROADS & EQUIPMENT - 0.46%
Norfolk Southern Corp.                            170,500      5,278,680
Union Pacific Corp.                                59,100      3,829,680
                                                            ------------
                                                               9,108,360

REAL ESTATE - 0.21%
General Growth Properties, Inc., REIT             100,930      4,147,214

RETAIL GROCERY - 0.14%
Sysco Corp.                                        74,300      2,688,917

RETAIL TRADE - 3.27%
Abercrombie & Fitch Company, Class A              144,900      9,954,630
Advance Auto Parts, Inc. *                         50,400      3,253,320
American Eagle Outfitters, Inc.                    64,600      1,979,990
Costco Wholesale Corp.                             61,200      2,742,984
Dollar Tree Stores, Inc. *                        239,600      5,750,400
Federated Department Stores, Inc.                  77,600      5,686,528
Gap, Inc.                                         320,900      6,337,775
Home Depot, Inc.                                  137,900      5,364,310
Lowe's Companies, Inc.                            138,200      8,046,004
Pacific Sunwear of California, Inc. *             102,200      2,349,578
RadioShack Corp.                                  181,200      4,198,404
Target Corp.                                       72,000      3,917,520
Williams-Sonoma, Inc. * (a)                       142,500      5,638,725
                                                            ------------
                                                              65,220,168

SANITARY SERVICES - 0.15%
Allied Waste Industries, Inc. * (a)               383,900      3,044,327

SEMICONDUCTORS - 1.83%
Altera Corp. *                                    136,200      2,699,484
Applied Materials, Inc.                           935,000     15,128,300
Emulex Corp. *                                     64,900      1,185,074
Freescale Semiconductor-A, Inc. * (a)             148,200      3,113,682
International Rectifier Corp. *                    62,100      2,963,412
KLA-Tencor Corp.                                   57,800      2,525,860
Lam Research Corp. * (a)                          159,800      4,624,612
Novellus Systems, Inc. *                           62,000      1,532,020
Silicon Laboratories, Inc. * (a)                  105,500      2,765,155
                                                            ------------
                                                              36,537,599

SOFTWARE - 1.80%
Autodesk, Inc. *                                   92,400      3,175,788
BMC Software, Inc. *                              111,100      1,994,245
Microsoft Corp.                                   784,200     19,479,528
SAP AG, SADR                                      257,300     11,141,090
                                                            ------------
                                                              35,790,651

STEEL - 0.06%
United States Steel Corp. (a)                      32,400      1,113,588

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.78%
JDS Uniphase Corp. * (a)                        1,105,500      1,680,360
Nokia Oyj-Sponsored ADR (a)                       640,700     10,661,248
Polycom, Inc. *                                   142,500      2,124,675
QUALCOMM, Inc.                                     35,300      1,165,253
                                                            ------------
                                                              15,631,536

TELEPHONE - 1.93%
ALLTEL Corp.                                       56,000      3,487,680
CenturyTel, Inc. (a)                               49,100      1,700,333
Qwest Communications International, Inc. * (a)    979,300      3,633,203
Sprint Corp.                                      966,150     24,240,704
Verizon Communications, Inc.                      154,000      5,320,700
                                                            ------------
                                                              38,382,620

TOBACCO - 0.87%
Altria Group, Inc.                                268,700     17,374,142

TOYS, AMUSEMENTS & SPORTING GOODS - 0.34%
Marval Enterprises, Inc. * (a)                    170,800      3,368,176

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT        VALUE
                                               ---------- --------------
COMMON STOCKS (CONTINUED)

TOYS, AMUSEMENTS & SPORTING GOODS
(CONTINUED)
Mattel, Inc.                                      189,000   $  3,458,700
                                                          --------------
                                                               6,826,876

TRUCKING & FREIGHT - 0.47%
Fedex Corp.                                        56,000      4,536,560
Navistar International Corp. *                     28,500        912,000
United Parcel Service, Inc., Class B               58,000      4,011,280
                                                          --------------
                                                               9,459,840
                                                          --------------
TOTAL COMMON STOCKS (Cost $1,221,936,406)                 $1,358,075,944
                                                          --------------

U.S. TREASURY OBLIGATIONS - 3.15%

TREASURY INFLATION PROTECTED
SECURITIES (d) - 0.03%
   3.875% due 04/15/2029                       $  354,966        498,894

U.S. TREASURY BONDS - 1.18%
   5.25% due 02/15/2029                         4,945,000      5,655,651
   5.375% due 02/15/2031                        5,201,000      6,137,180
   6.50% due 11/15/2026                            12,000         15,688
   7.50% due 11/15/2016                           820,000      1,074,744
   7.875% due 02/15/2021                        1,700,000      2,406,364
   8.875% due 08/15/2017                        5,145,000      7,477,733
   3.50% due 12/15/2009                           835,000        827,139
                                                          --------------
                                                              23,594,499

U.S. TREASURY NOTES - 1.94%
   1.625% due 02/28/2006                        2,772,000      2,739,191
   3.00% due 02/15/2009                           917,000        895,580
   3.00% due 02/15/2009 ***                     1,834,000      1,791,160
   3.25% due 08/15/2007                        14,510,000     14,392,672
   3.625% due 07/15/2009                        2,214,000      2,206,649
   3.875% due 02/15/2013                        1,020,000      1,021,235
   4.00% due 02/15/2015                         7,797,000      7,824,718
   4.125% due 05/15/2015 (a)                    4,554,000      4,620,529
   5.00% due 02/15/2011                         2,000,000      2,124,922
   5.75% due 08/15/2010                         1,000,000      1,092,930
                                                          --------------
                                                              38,709,586
                                                          --------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $60,947,707)                                        $   62,802,979
                                                          --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.70%

FEDERAL HOME LOAN BANK - 0.39%
   2.50% due 04/11/2006                           415,000        411,068
   2.625% due 07/15/2008                          370,000        356,763
   3.625% due 06/20/2007                        4,060,000      4,043,541
   4.50% due 11/15/2012                           500,000        511,073
   5.80% due 09/02/2008                         1,000,000      1,056,144
   2.50% due 12/15/2005                         1,375,000      1,368,261
                                                          --------------
                                                               7,746,850
FEDERAL HOME LOAN MORTGAGE CORP. - 0.54%
   5.00% due 07/15/2014                           270,000        284,804
   5.00% TBA **                                 4,040,000      4,040,000
   5.50% due 01/01/2034                           842,711        855,035
   6.00% due 08/01/2016 to 05/01/2035           1,832,636      1,883,515
   6.50% due 03/01/2017                           128,351        133,577
   6.50% TBA **                                 3,350,000      3,467,250
                                                            ------------
                                                              10,664,181

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 9.67%
   2.50% due 06/15/2008                         2,000,000      1,922,702
   3.775% due 07/01/2033 (b)                       99,341        100,361
   4.25% due 07/15/2007                         5,066,000      5,110,925
   4.375% due 03/15/2013                        4,250,000      4,319,199
   4.50% due 10/01/2018                         4,022,660      4,007,263
   4.50% TBA **                                14,430,000     14,362,352
   5.00% due 12/01/2017 to 03/01/2034           8,376,032      8,404,540
   5.00% TBA **                                27,245,000     27,345,411
   5.50% due 07/01/2017 to 02/01/2035          23,000,598     23,414,730
   5.50% due 11/01/2033 ***                     4,477,795      4,543,158
   5.50% TBA **                                23,785,000     24,233,383
   6.00% due 12/15/2005 to 11/01/2034          26,114,545     26,818,490
   6.00% due 01/01/2033 ***                     1,284,753      1,318,002
   6.00% TBA **                                22,322,000     22,947,469
   6.25% due 05/15/2029                           875,000      1,082,819
   6.50% due 04/01/2032 to 01/01/2034           1,134,261      1,176,132
   6.50% TBA **                                12,587,000     13,053,955
   6.625% due 09/15/2009 to 11/15/2010          2,980,000      3,341,536
   7.00% due 09/01/2016 to 10/25/2041             614,041        646,439
   7.00% TBA **                                 4,075,000      4,295,303
   7.50% due 11/01/2030 to 07/01/2031             171,070        182,792
   7.50% due 01/25/2028                            73,556         78,701
                                                            ------------
                                                             192,705,662

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.10%
   5.00% due 01/15/2035 to 04/15/2035           1,068,142      1,077,736
   5.50% due 03/15/2035                           901,069        921,079
                                                            ------------
                                                               1,998,815
                                                            ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $211,879,365)                                         $213,115,508
                                                            ------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.20%

BRAZIL - 0.07%
Federative Republic of Brazil
   8.75% due 02/04/2025                         1,406,000      1,430,605

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT        VALUE
                                               ----------   ------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)
CHILE - 0.09%
Republic of Chile
   3.5869% due 01/28/2008 (b)                  $1,800,000   $  1,809,000

MEXICO - 0.03%
Government of Mexico
   6.625% due 03/03/2015                          270,000        297,135
   8.375% due 01/14/2011                           40,000         46,560
   9.875% due 02/01/2010                           95,000        114,807
   11.375% due 09/15/2016                          50,000         74,250
                                                            ------------
                                                                 532,752

RUSSIA - 0.01%
Russian Federation, Series REGS
   5.00% due 03/31/2030                           160,000        178,624
                                               ----------   ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,858,138)                                           $  3,950,981
                                                            ------------
CORPORATE BONDS - 10.94%

ADVERTISING - 0.00%
R H Donnelley Finance Corp.
   10.875% due 12/15/2012                          75,000         87,187
AEROSPACE - 0.04%
Systems 2001 Asset Trust LLC
   6.664% due 09/15/2013                          449,581        490,331
Systems 2001 Asset Trust LLC,
   Series 2001, Class B
   7.156% due 12/15/2011                          298,860        320,316
                                                            ------------
                                                                 810,647

AGRICULTURE - 0.01%
Burns Philp Capital Property, Ltd.
   10.75% due 02/15/2011                          135,000        148,838
Gold Kist, Inc.
   10.25% due 03/15/2014                           83,000         93,790
Yara International ASA
   5.25% due 12/15/2014                            60,000         60,113
                                                            ------------
                                                                 302,741

AIR TRAVEL - 0.01%
Delta Air Lines, Inc.
   8.00% due 12/15/2007                            75,000         28,875
Southwest Airlines Company
   5.125% due 03/01/2017                           60,000         58,835
   5.25% due 10/01/2014                            60,000         60,344
                                                            ------------
                                                                 148,054

AMUSEMENT & THEME PARKS - 0.01%
AMC Entertainment, Inc.
   9.875% due 02/01/2012 (a)                      100,000         99,250

Six Flags, Inc.
   8.875% due 02/01/2010 (a)                       65,000         63,375
   9.625% due 06/01/2014 (a)                      100,000         93,500
                                                            ------------
                                                                 256,125
AUTO PARTS - 0.00%
United Rentals North America, Inc.
   6.50% due 02/15/2012                           105,000        103,294

AUTO SERVICES - 0.04%
Erac USA Finance Company
   6.70% due 06/01/2034                           490,000        550,119

Hertz Corp.
   4.4194% due 08/05/2008 (a)(b)                  180,000        170,992
                                                            ------------
                                                                 721,111

AUTOMOBILES - 0.13%
DaimlerChrysler North America Holding
   3.89% due 05/24/2006 (b)                     1,833,000      1,837,707
   4.05% due 06/04/2008                           100,000         98,468
   4.75% due 01/15/2008                           125,000        125,483
Ford Motor Company
   7.45% due 07/16/2031                           280,000        233,749
General Motors Corp.
   8.375% due 07/15/2033                          285,000        237,975
                                                            ------------
                                                               2,533,382

BANKING - 0.45%
Banco Santander Chile
   3.72% due 12/09/2009 (b)                     2,270,000      2,274,411
Bank of America Corp.
   7.125% due 09/15/2006 (a)                      250,000        258,880
Bank One Corp.
   6.50% due 02/01/2006                           825,000        837,617
Capital One Financial Corp.
   7.25% due 05/01/2006                           190,000        194,851
Chuo Mitsui Trust & Banking Company
   5.506% due 04/15/2049 (b)                      150,000        147,364
DBS Bank, Ltd.
   7.125% due 05/15/2011                          100,000        113,313
HSBC USA, Inc.
   4.625% due 04/01/2014                          750,000        748,723
Independence Community Bank Corp.
   3.75% due 04/01/2014 (b)                        80,000         77,122
MBNA America Bank
   5.375% due 01/15/2008 (a)                      250,000        256,965
RBS Capital Trust I
   4.709% due 12/29/2049 (b)                       80,000         78,927
RBS Capital Trust IV
   4.29% due 09/29/2049 (b)                       320,000        321,215
Washington Mutual, Inc.
   3.7438% due 03/22/2012 (b)                     110,000        109,863
   4.20% due 01/15/2010 (a)                       210,000        208,322
   5.625% due 01/15/2007                        2,486,000      2,540,821
Wells Fargo Company
   3.50% due 04/04/2008                           500,000        491,784
Zions Bancorporation
   6.00% due 09/15/2015                           250,000        272,589
                                                            ------------
                                                               8,932,767

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT        VALUE
                                               ----------   ------------
CORPORATE BONDS (CONTINUED)
BROADCASTING - 0.14%
CanWest Media Inc.
   8.00% due 09/15/2012                        $   75,000   $     78,937
Charter Communications Operating LLC
   8.00% due 04/30/2012                           210,000        208,950
Clear Channel Communications, Inc.
   7.65% due 09/15/2010                           125,000        135,387
Fisher Communications, Inc.
   8.625% due 09/15/2014                           25,000         26,531
Liberty Media Corp.
   4.91% due 09/17/2006 (b)                       220,000        221,355
   8.25% due 02/01/2030 (a)                     1,834,000      1,824,456
News America Holdings, Inc.
   6.75% due 01/09/2038                            30,000         34,067
Nextmedia Operating, Inc.
   10.75% due 07/01/2011                           50,000         54,500
Young Broadcasting, Inc.
   10.00% due 03/01/2011 (a)                      150,000        142,500
                                                            ------------
                                                               2,726,683

BUILDING MATERIALS & CONSTRUCTION - 0.06%
Associated Materials, Inc.
   zero coupon, Step up to 11.25% on
     03/01/2009 due 03/01/2014 (a)                225,000        142,875
Building Materials Corporation of
America
   7.75% due 08/01/2014                           150,000        138,750
Ryland Group, Inc.
   5.375% due 05/15/2012 (a)                       90,000         91,432
WCI Communities, Inc.
   6.625% due 03/15/2015 (a)                      730,000        664,300
   9.125% due 05/01/2012                           80,000         83,800
                                                            ------------
                                                               1,121,157

BUILDINGS - 0.07%
D.R. Horton, Inc.
   5.625% due 09/15/2014                          725,000        723,955
MDC. Holdings, Inc.
   5.375% due 07/01/2015                          600,000        600,372
William Lyon Homes, Inc.
   7.625% due 12/15/2012                           75,000         71,625
                                                            ------------
                                                               1,395,952

BUSINESS SERVICES - 0.01%
Quintiles Transnational Corp.
   10.00% due 10/01/2013                          150,000        164,250

CABLE AND TELEVISION - 0.24%
Comcast Corp.
   6.50% due 01/15/2015                           165,000        183,916
Comcast Corp., Class A
   7.05% due 03/15/2033 (a)                     1,344,000      1,586,785
Cox Communications, Inc.
   5.45% due 12/15/2014                           150,000        153,101
Cox Communications, Inc., Class A
   4.625% due 06/01/2013 (a)                      757,000        734,828
Historic TW Inc.
   8.18% due 08/15/2007                           400,000        430,308
Kabel Deutschland GMBH
   10.625% due 07/01/2014                         125,000        135,625
Time Warner, Inc.
   6.15% due 05/01/2007                         1,269,000      1,313,060
   7.625% due 04/15/2031                          130,000        162,355
                                                            ------------
                                                               4,699,978

CELLULAR COMMUNICATIONS - 0.09%
American Tower Corp.
   7.50% due 05/01/2012                           170,000        181,475
AT&T Wireless Services, Inc.
   8.75% due 03/01/2031                           767,000      1,075,056
Centennial Communications Corp.
   8.125% due 02/01/2014                           60,000         63,900
   10.125% due 06/15/2013                          40,000         45,200
Rogers Wireless, Inc.
   9.625% due 05/01/2011                          140,000        164,500
Triton PCS, Inc.
   8.75% due 11/15/2011 (a)                       160,000        113,200
US Unwired, Inc., Series B
   10.00% due 06/15/2012                          100,000        111,250
                                                            ------------
                                                               1,754,581

CHEMICALS - 0.08%
Albemarle Corp.
   5.10% due 02/01/2015                            95,000         94,996
Cytec Industries, Inc.
   6.75% due 03/15/2008                         1,113,000      1,168,545
ICI Wilmington, Inc.
   4.375% due 12/01/2008                          235,000        233,215
Millennium America, Inc.
   9.25% due 06/15/2008 (a)                       100,000        108,625
                                                            ------------
                                                               1,605,381

COAL - 0.00%
Luscar Coal, Ltd.
   9.75% due 10/15/2011                            25,000         27,500

COMMERCIAL SERVICES - 0.27%
Cendant Corp.
   6.25% due 01/15/2008                           125,000        130,390
   6.25% due 03/15/2010                           710,000        756,102
   6.875% due 08/15/2006                          150,000        154,210
   7.125% due 03/15/2015                          734,000        835,626
   7.375% due 01/15/2013                        1,417,000      1,622,407
K Hovnanian Enterprises, Inc.
   6.25% due 01/15/2015 (a)                     1,873,000      1,835,540
Pharma Services Intermediate Holding
Corp.
   zero coupon, Step up to 11.5% on
     04/01/2009 due 04/01/2014                     25,000         18,063
                                                            ------------
                                                               5,352,338

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT        VALUE
                                               ----------   ------------
CORPORATE BONDS (CONTINUED)

CONSTRUCTION MATERIALS - 0.06%
Hughes Supply, Inc.
   5.50% due 10/15/2014                        $1,133,000   $  1,136,978
Nortek, Inc.
   8.50% due 09/01/2014                           100,000         93,000
                                                            ------------
                                                               1,229,978

CONTAINERS & GLASS - 0.01%
Graphic Packaging International Corp.
   9.50% due 08/15/2013 (a)                       150,000        151,125
Owens Brockway Glass Container
   8.75% due 11/15/2012                            85,000         93,712
                                                            ------------
                                                                 244,837

CRUDE PETROLEUM & NATURAL GAS - 0.09%
Chesapeake Energy Corp.
   7.00% due 08/15/2014                         1,543,000      1,635,580
Premcor Refining Group, Inc.
   7.50% due 06/15/2015                           170,000        184,875
                                                            ------------
                                                               1,820,455

DOMESTIC OIL - 0.06%
Amerada Hess Corp.
   7.30% due 08/15/2031                           820,000        989,386
Devon Financing Corp., ULC
   6.875% due 09/30/2011                          150,000        167,845
                                                            ------------
                                                               1,157,231

DRUGS & HEALTH CARE - 0.04%
Cardinal Health, Inc.
   6.75% due 02/15/2011                           510,000        561,643
The Jean Coutu Group (PJC), Inc.
   8.50% due 08/01/2014 (a)                        15,000         14,812
Wyeth
   4.375% due 03/01/2008                          145,000        144,892
                                                            ------------
                                                                 721,347

ELECTRICAL EQUIPMENT - 0.15%
General Electric Company
   5.00% due 02/01/2013                         1,665,000      1,719,129
SP PowerAssets, Ltd.
   5.00% due 10/22/2013                           150,000        155,408
TXU Energy Company LLC
   7.00% due 03/15/2013                           932,000      1,039,396
                                                            ------------
                                                               2,913,933

ELECTRICAL UTILITIES - 0.89%
AES Corp.
   9.375% due 09/15/2010 (a)                      200,000        226,500
AES Gener SA
   7.50% due 03/25/2014                         1,500,000      1,524,260
American Electric Power Company, Inc.
   5.25% due 06/01/2015 (a)                       930,000        960,856
CenterPoint Energy Houston Electric LLC,
   Series K2
   6.95% due 03/15/2033                           666,000        828,074
Dominion Resources Inc/VA
   4.75% due 12/15/2010                           835,000        840,068
Dominion Resources, Inc.
   5.70% due 09/17/2012                           200,000        210,904
Empresa Nacional De Electricidad
   8.50% due 04/01/2009                           280,000        311,254
Empresa Nacional De Electricidad
SA/Chile
   8.35% due 08/01/2013                         1,650,000      1,916,371
Enersis SA
   7.375% due 01/15/2014                          883,000        953,064
FirstEnergy Corp.
   6.45% due 11/15/2011                           702,000        767,023
Midwest Generation LLC
   8.75% due 05/01/2034                           200,000        224,000
Oncor Electric Delivery Company
   7.00% due 05/01/2032                           125,000        151,142
Pacific Gas & Electric Company
   4.20% due 03/01/2011                           250,000        245,584
   6.05% due 03/01/2034                         1,850,000      2,038,865
PSEG Power LLC
   5.00% due 04/01/2014                           150,000        151,320
   6.875% due 04/15/2006                        1,760,000      1,796,531
   8.625% due 04/15/2031                           50,000         69,031
Scottish Power PLC
   4.91% due 03/15/2010                           190,000        192,752
   5.81% due 03/15/2025                            55,000         56,768
TXU Corp.
   6.55% due 11/15/2034                         2,303,000      2,261,827
TXU Electric Delivery Co.
   6.375% due 01/15/2015                        1,695,000      1,878,824
United Energy Distribution Property, Ltd.
   4.70% due 04/15/2011                            90,000         91,326
                                                            ------------
                                                              17,696,344

ELECTRONICS - 0.03%
Jabil Circuit, Inc.
   5.875% due 07/15/2010                          210,000        217,492
Koninklijke Philips Electronics NV
   7.20% due 06/01/2026                           250,000        312,551
Stoneridge, Inc.
   11.50% due 05/01/2012                          125,000        127,500
Viasystems, Inc.
   10.50% due 01/15/2011                           40,000         36,800
                                                            ------------
                                                                 694,343

ENERGY - 0.79%
Devon Energy Corp.
   7.95% due 04/15/2032                            30,000         39,461
Duke Capital LLC
   6.75% due 02/15/2032                           929,000      1,041,534
Duke Energy Corp.
   3.75% due 03/05/2008 (a)                       443,000        437,479

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT        VALUE
                                               ----------   ------------
CORPORATE BONDS (CONTINUED)

ENERGY (CONTINUED)
Enbridge Energy Partners L.P., Series B
   4.75% due 06/01/2013                        $1,140,000   $  1,115,419
Enterprise Products Operating LP
   4.95% due 06/01/2010                           850,000        853,998
   5.00% due 03/01/2015                           943,000        925,961
Enterprise Products Operating LP, Series B
   6.875% due 03/01/2033                          834,000        940,408
FirstEnergy Corp.
   7.375% due 11/15/2031                          530,000        647,860
GS Caltex Corp.
   5.50% due 08/25/2014                           778,000        807,703
Kansas City Power & Light Company, Series B
   6.00% due 03/15/2007                           960,000        985,104
Marathon Oil Corp.
   6.80% due 03/15/2032                           996,000      1,165,078
Nexen, Inc.
   5.875% due 03/10/2035                          993,000      1,009,197
Northern Border Pipeline Company
   6.25% due 05/01/2007                           986,000      1,019,113
Pioneer Natural Resources Company
   5.875% due 07/15/2016 (a)                      653,000        658,523
Progress Energy, Inc.
   7.00% due 10/30/2031                           462,000        533,609
Sempra Energy
   4.75% due 05/15/2009                           733,000        739,592
TEPPCO Partners, L.P.
   6.125% due 02/01/2013                          872,000        925,100
Texas Gas Transmission Corp.
   4.60% due 06/01/2015                         1,860,000      1,838,082
TXU Energy Company, LLC
   3.92% due 01/17/2006 (b)                       110,000        109,969
                                                            ------------
                                                              15,793,190

FINANCIAL SERVICES - 2.89%
AXA Financial, Inc.
   7.75% due 08/01/2010 (a)                       712,000        818,703
BCP Crystal Holdings Corp.
   9.625% due 06/15/2014                           26,000         29,120
Bear Stearns Companies, Inc.
   5.70% due 11/15/2014 (a)                     1,645,000      1,763,942
Boeing Capital Corp.
   6.50% due 02/15/2012                         1,198,000      1,340,076
CIT Group, Inc.
   4.00% due 05/08/2008                           622,000        617,507
   5.75% due 09/25/2007 (a)                       946,000        975,623
CIT Group, Inc., Series MTN
   3.49% due 05/18/2007 (b)                       733,000        734,313
Citigroup, Inc.
   5.00% due 09/15/2014                           200,000        204,589
   5.00% due 03/06/2007                         2,750,000      2,796,723
   5.50% due 08/09/2006                         1,333,000      1,354,576
Citigroup, Inc. (continued)
   5.625% due 08/27/2012                        1,260,000      1,345,843
CNOOC Finance 2003 Ltd.
   5.50% due 05/21/2033                           896,000        869,964
Corporacion Andina de Fomento
   6.875% due 03/15/2012 (a)                      220,000        246,324
Countrywide Home Loans, Inc., Series MTNJ
   5.50% due 08/01/2006 (a)                     1,880,000      1,908,249
Credit Suisse First Boston USA., Inc.
   4.625% due 01/15/2008                        1,276,000      1,289,791
Downey Financial Corp.
   6.50% due 07/01/2014                           150,000        160,301
Dresdner Bank-New York
   7.25% due 09/15/2015                           930,000      1,109,995
ERP Operating LP
   4.75% due 06/15/2009                           190,000        191,704
FleetBoston Financial Corp.
   4.875% due 12/01/2006                          743,000        751,643
Ford Motor Credit Company
   6.875% due 02/01/2006                          953,000        962,525
   7.375% due 02/01/2011                          590,000        574,721
   7.875% due 06/15/2010                          375,000        370,576
Fund American Companies, Inc.
   5.875% due 05/15/2013                        1,113,000      1,159,252
General Electric Capital Corp., MTN,
Series A
   6.00% due 06/15/2012                            70,000         76,343
General Electric Capital Corp., Series
MTNA
   5.875% due 02/15/2012                        1,966,000      2,125,912
General Motors Acceptance Corp.
   6.125% due 09/15/2006                        1,413,000      1,414,012
   7.25% due 03/02/2011                           225,000        210,976
   8.00% due 11/01/2031                           290,000        258,779
Goldman Sachs Group, Inc.
   5.25% due 04/01/2013                         1,735,000      1,793,872
   6.875% due 01/15/2011                        3,405,000      3,796,684
HBOS PLC
   5.375% due 11/29/2049 (b)                      190,000        195,929
HSBC Finance Corp.
   4.625% due 01/15/2008                        1,432,000      1,446,392
   5.00% due 06/30/2015                           325,000        328,006
International Lease Finance Corp.
   3.50% due 04/01/2009                           270,000        259,998
   4.55% due 10/15/2009 (a)                       100,000        100,922
   4.75% due 07/01/2009                           555,000        558,376
   5.875% due 05/01/2013                        1,317,000      1,398,126
International Lease Finance Corp., Series
MTNP
   3.5406% due 01/15/2010 (b)                   1,615,000      1,611,746
iStar Financial, Inc., Series B
   4.875% due 01/15/2009                        1,610,000      1,605,975

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT        VALUE
                                               ----------   ------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
John Deere Capital Corp., Series MTND
   4.125% due 01/15/2010                       $  625,000   $    620,355
JP Morgan Chase & Company
   5.35% due 03/01/2007                         2,075,000      2,116,477
   6.75% due 02/01/2011                         1,000,000      1,105,900
JPMorgan Chase & Company
   5.25% due 05/30/2007                         1,826,000      1,864,163
JSG Funding PLC
   7.75% due 04/01/2015 (a)                       175,000        143,500
LaBranche & Company, Inc.
   9.50% due 05/15/2009 (a)                        25,000         26,250
Lazard Group LLC, Series 144A
   7.125% due 05/15/2015                           70,000         70,612
Lehman Brothers Holdings, Inc., Series MTN
   4.25% due 01/27/2010                           310,000        309,082
Mangrove Bay Pass Through Trust, Series 144A
   6.102% due 07/15/2033 (b)                      100,000        102,753
MBNA Capital, Series B
   4.01% due 02/01/2027 (b)                       325,000        316,867
MBNA Corp.
   3.64% due 05/05/2008 (a)(b)                  1,000,000      1,005,877
Mizuho JGB Investment LLC, Series 144A
   9.87% due 12/31/2049 (b)                       240,000        271,891
Morgan Stanley
   6.75% due 04/15/2011                         1,920,000      2,125,893
National Rural Utilities Cooperative Finance
   Corp.
   3.875% due 02/15/2008 (a)                    1,132,000      1,125,777
NiSource Finance Corp.
   6.15% due 03/01/2013                           912,000        985,547
   7.875% due 11/15/2010                        1,530,000      1,758,077
PCCW-HKT Capital, Ltd., Series REGS
   8.00% due 11/15/2011                            80,000         92,880
Popular North America, Inc.
   4.70% due 06/30/2009                         1,500,000      1,515,720
Popular North America, Inc., Series MTNE
   6.125% due 10/15/2006                        1,439,000      1,466,839
Reliastar Financial Corp.
   6.50% due 11/15/2008                           160,000        171,456
Residential Capital Corp.
   6.375% due 06/30/2010                          410,000        413,501
SB Treasury Company LLC, Series 144A
   zero coupon, Step up to 10.925% on
     06/30/2008 due 12/29/2049 (b)                100,000        112,089
SLM Corp., Series MTNA
   5.00% due 04/15/2015                           250,000        255,825
Toll Brothers Finance Corp, Series 144A
   5.15% due 05/15/2015                           190,000        188,692
Twin Reefs Pass Through Trust
   4.35% due 12/10/2049 (b)                       500,000        496,778
Westfield Capital Corp, Ltd.
   4.375% due 11/15/2010                          140,000        139,781
                                                            ------------
                                                              57,560,690

FOOD & BEVERAGES - 0.36%
Ahold Finance USA, Inc.
   8.25% due 07/15/2010 (a)                        50,000         55,000
Cadbury Schweppes US Finance LLC
   5.125% due 10/01/2013                          100,000        102,182
Diageo Capital PLC
   4.375% due 05/03/2010                           70,000         70,363
Kellogg Company, Series B
   6.60% due 04/01/2011                           200,000        221,647
Kraft Foods, Inc.
   5.25% due 06/01/2007                         3,747,000      3,819,890
Nabisco, Inc.
   7.55% due 06/15/2015                           500,000        608,564
Smithfield Foods., Inc.
   7.00% due 08/01/2011                         1,483,000      1,560,858
Tate & Lyle International Finance PLC
   5.00% due 11/15/2014                           690,000        695,397
                                                            ------------
                                                               7,133,901

FOREST PRODUCTS - 0.00%
Weyerhaeuser Company
   7.375% due 03/15/2032                           40,000         47,167

FURNITURE & FIXTURES - 0.05%
Mohawk Industries Inc, Series C
   6.50% due 04/15/2007                         1,053,000      1,090,758

GAS & PIPELINE UTILITIES - 0.20%
CenterPoint Energy Resources Corp.
   7.875% due 04/01/2013                          690,000        819,603
Dynegy Holdings, Inc.
   10.125% due 07/15/2013                         125,000        141,250
Kinder Morgan Energy Partners LP
   5.80% due 03/15/2035 (a)                       660,000        664,609
   7.30% due 08/15/2033 (a)                       986,000      1,196,102
Michigan Consolidated Gas Company
   5.70% due 03/15/2033                           986,000      1,032,683
Williams Companies, Inc.
   8.125% due 03/15/2012                           90,000        102,150
                                                            ------------
                                                               3,956,397

HEALTHCARE SERVICES - 0.20%
Concentra Operating Corp.
   9.125% due 06/01/2012                          100,000        106,000
Coventry Health Care, Inc.
   5.875% due 01/15/2012 (a)                      733,000        745,828
Tenet Healthcare Corp, Series 144A
   9.25% due 02/01/2015                           125,000        129,688
UnitedHealth Group, Inc.
   3.75% due 02/10/2009                         1,144,000      1,126,031

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT        VALUE
                                               ----------   ------------
CORPORATE BONDS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
WellPoint, Inc.
   3.50% due 09/01/2007                        $1,173,000   $  1,156,490
   5.00% due 12/15/2014 (a)                       686,000        700,477
                                                            ------------
                                                               3,964,514

HOLDINGS COMPANIES/CONGLOMERATES - 0.06%
SPI Electricity & Gas Australia Holdings
   Party Ltd.
   6.15% due 11/15/2013                         1,166,000      1,273,752

HOMEBUILDERS - 0.03%
Centex Corp.
   4.75% due 01/15/2008                            40,000         40,240
Lennar Corp.
   5.95% due 03/01/2013 (a)                        30,000         31,882
MDC Holdings, Inc.
   5.50% due 05/15/2013                            50,000         51,043
Pulte Homes, Inc.
   6.25% due 02/15/2013 (a)                       100,000        106,871
   7.875% due 08/01/2011 (a)                       90,000        104,421
   8.125% due 03/01/2011                           25,000         29,061
Technical Olympic USA, Inc.
   7.50% due 03/15/2011                            50,000         46,500
   10.375% due 07/01/2012                          50,000         52,250
Williams Lyon Homes, Inc.
   10.75% due 04/01/2013                          100,000        108,250
                                                            ------------
                                                                 570,518

HOTELS & RESTAURANTS - 0.14%
Buffets, Inc.
   11.25% due 07/15/2010                           25,000         25,000
Circus & Eldorado Joint Venture
   10.125% due 03/01/2012                         100,000        104,750
Hilton Hotels Corp.
   7.625% due 12/01/2012 (a)                       40,000         46,189
   8.25% due 02/15/2011                           120,000        139,208
Marriott International, Inc.
   4.625% due 06/15/2012                          565,000        559,426
MGM Mirage, Inc.
   6.00% due 10/01/2009 (a)                     1,213,000      1,220,581
   6.375% due 12/15/2011 (a)                      666,000        675,990
                                                            ------------
                                                               2,771,144

INDUSTRIAL MACHINERY - 0.06%
Caterpillar Inc.
   7.25% due 09/15/2009                         1,050,000      1,166,712

INSURANCE - 0.83%
ACE INA Holdings, Inc.
   5.875% due 06/15/2014                        1,860,000      1,949,198
Aetna, Inc.
   7.375% due 03/01/2006                          100,000        102,087
Assurant, Inc.
   5.625% due 02/15/2014                           80,000         84,193
CNA Financial Corp.
   5.85% due 12/15/2014 (a)                       125,000        128,349
   7.25% due 11/15/2023 (a)                        80,000         88,749
Hartford Financial Services Group, Inc.
   4.625% due 07/15/2013 (a)                      696,000        696,533
Liberty Mutual Group, Inc.
   6.50% due 03/15/2035                           140,000        138,712
Liberty Mutual Insurance Company
   7.697% due 10/15/2097                        1,785,000      1,970,558
Marsh & McLennan Companies, Inc.
   5.375% due 03/15/2007                        1,386,000      1,404,093
   5.375% due 07/15/2014 (a)                      533,000        530,921
Metlife, Inc.
   5.70% due 06/15/2035                         1,175,000      1,211,278
Monumental Global Funding
   3.30% due 05/19/2006 (b)                       630,000        629,860
   5.20% due 01/30/2007                           250,000        254,617
Nationwide Mutual Insurance Company
   7.875% due 04/01/2033                           30,000         37,696
North Front Pass-Through Trust
   5.81% due 12/15/2024 (b)                       250,000        257,606
Odyssey Re Holdings Corp.
   7.65% due 11/01/2013                         1,200,000      1,295,438
Oil Casualty Insurance Ltd.
   8.00% due 09/15/2034                         1,873,000      1,978,600
Prudential Financial, Inc.
   4.75% due 04/01/2014                           125,000        125,634
Prudential Insurance Company
   6.375% due 07/23/2006                          350,000        358,116
Travelers Property Casualty Corp.
   6.375% due 03/15/2033                        1,130,000      1,232,503
W.R. Berkley Corp.
   6.15% due 08/15/2019                         1,166,000      1,219,632
XL Capital, Ltd.
   5.25% due 09/15/2014                           860,000        872,325
                                                            ------------
                                                              16,566,698

INTERNATIONAL OIL - 0.12%
Newfield Exploration Company
   8.375% due 08/15/2012                          100,000        109,250
Pemex Project Funding Master Trust
   4.71% due 06/15/2010 (b)                       200,000        206,300
   6.125% due 08/15/2008                        1,500,000      1,557,000
   7.375% due 12/15/2014                          500,000        560,750
                                                            ------------
                                                               2,433,300

INVESTMENT COMPANIES - 0.05%
Goldman Sachs Group, Inc.
   4.125% due 01/15/2008                        1,050,000      1,049,398

LEISURE TIME - 0.17%
AOL Time Warner, Inc.
   7.70% due 05/01/2032                         2,415,000      3,055,031

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT        VALUE
                                               ----------   ------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
Carmike Cinemas, Inc.
   7.50% due 02/15/2014                        $   50,000   $     45,312
Cinemark, Inc.
   9.00% due 02/01/2013                           100,000        102,750
Mohegan Tribal Gaming Authority
   6.375% due 07/15/2009                          135,000        137,700
Royal Caribbean Cruises Ltd.
   6.875% due 12/01/2013                          100,000        106,500
                                                            ------------
                                                               3,447,293

LIQUOR - 0.07%
Anheuser-Busch Companies, Inc.
   6.50% due 02/01/2043                         1,232,000      1,507,083

MANUFACTURING - 0.09%
Jacuzzi Brands, Inc.
   9.625% due 07/01/2010                          100,000        108,500
Terex Corp.
   9.25% due 07/15/2011                            50,000         54,250
Tyco International Group SA
   6.375% due 10/15/2011                        1,450,000      1,592,542
                                                            ------------
                                                               1,755,292

MEDICAL-HOSPITALS - 0.03%
HCA, Inc.
   6.375% due 01/15/2015                          490,000        508,428
Tenet Healthcare Corp.
   9.875% due 07/01/2014                           50,000         53,625
                                                                 562,053
METAL & METAL PRODUCTS - 0.07%
Alcan, Inc.
   5.00% due 06/01/2015                           590,000        592,718
Inco Ltd.
   7.75% due 05/15/2012                           680,000        791,944
                                                            ------------
                                                               1,384,662

MINING - 0.04%
Corporacion Nacional del Cobre
   5.50% due 10/15/2013                           702,000        733,034
Freeport-McMoRan Copper & Gold, Inc.
   10.125% due 02/01/2010                          95,000        105,688
                                                            ------------
                                                                 838,722

PAPER - 0.04%
Abitibi-Consolidated, Inc.
   8.55% due 08/01/2010 (a)                       175,000        182,437
International Paper Company
   5.85% due 10/30/2012                           150,000        156,815
Jefferson Smurfit Corp.
   7.50% due 06/01/2013 (a)                       110,000        105,050
Norske Skogindustrier ASA
   7.625% due 10/15/2011                          245,000        274,018
Temple-Inland, Inc.
   7.875% due 05/01/2012                           20,000         23,038
                                                            ------------
                                                                 741,358
PHARMACEUTICALS - 0.04%
Hospira, Inc.
   5.90% due 06/15/2014                           110,000        117,883
Schering Plough Corp.
   5.30% due 12/01/2013 (b)                       630,000        667,958
                                                            ------------
                                                                 785,841

PUBLISHING - 0.00%
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
     11/15/2008 due 11/15/2013                    125,000        100,625
RAILROADS & EQUIPMENT - 0.03%
Toll Brothers, Inc.
   4.95% due 03/15/2014                           500,000        493,371
Union Pacific Railroad Company, Series
2002-1
   6.061% due 01/17/2023                           50,000         55,448
                                                            ------------
                                                                 548,819

REAL ESTATE - 0.40%
Boston Properties, Ltd., REIT
   6.25% due 01/15/2013                         1,763,000      1,920,938
Camden Property Trust, REIT
   5.00% due 06/15/2015                           360,000        356,646
Colonial Properties Trust, REIT
   6.25% due 06/15/2014                         1,380,000      1,461,686
Crescent Real Estate Equities, REIT
   7.50% due 09/15/2007                            20,000         20,450
Developers Diversified Realty Corp., REIT
   4.625% due 08/01/2010                          125,000        124,041
   5.00% due 05/03/2010                           250,000        251,905
Duke Realty Corp., REIT
   3.7038% due 12/22/2006 (b)                     690,000        690,442
Health Care Property Investors, Inc.,REIT
   6.45% due 06/25/2012                           648,000        708,335
Health Care, Inc., REIT
   6.00% due 11/15/2013                           523,000        538,347
Hospitality Properties Trust, REIT
   6.75% due 02/15/2013 (a)                       100,000        109,830
Host Marriott LP, REIT
   7.125% due 11/01/2013 (a)                       20,000         20,800
Host Marriott LP, Series M, REIT
   7.00% due 08/15/2012                            75,000         77,813
iStar Financial, Inc., REIT
   6.05% due 04/15/2015                           150,000        155,069
Kimco Realty Corp., REIT
   4.82% due 06/01/2014                           500,000        498,003
Rouse Company, REIT
   5.375% due 11/26/2013                        1,135,000      1,099,581
                                                            ------------
                                                               8,033,886

RETAIL - 0.04%
May Department Stores Company
   6.70% due 07/15/2034                           716,000        800,504

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                               AMOUNT                 VALUE
                                                                             ----------           ------------
CORPORATE BONDS (CONTINUED)

RETAIL GROCERY - 0.00%
Kroger Company
  4.95% due 01/15/2015                                                       $    80,000          $     79,280

RETAIL TRADE - 0.01%
Payless Shoesource, Inc.
  8.25% due 08/01/2013                                                            50,000                52,750

Rite Aid Corp.
  6.875% due 08/15/2013 (a)                                                      115,000                99,475
                                                                                                  ------------
                                                                                                       152,225

SANITARY SERVICES - 0.01%
Allied Waste North America, Inc., Series B
  9.25% due 09/01/2012                                                           175,000               189,000

SEMICONDUCTORS - 0.00%
Amkor Technology, Inc.
  7.75% due 05/15/2013 (a)                                                        25,000                21,250

STEEL - 0.00%
Gerdau Ameristeel Corp.
  10.375% due 07/15/2011 (a)                                                      10,000                10,900

SUPRANATIONAL - 0.12%
Central American Bank
  6.75% due 04/15/2013                                                           900,000               985,541

Corporacion Andina de Fomento
  5.20% due 05/21/2013                                                         1,330,000             1,360,618
                                                                                                  ------------
                                                                                                     2,346,159

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.26%
Citizens Communications Company
  9.00% due 08/15/2031                                                         1,920,000             1,968,000

Deutsche Telekom International Finance BV
  zero coupon, Step up to 8.25% on
    12/15/2005 due 06/15/2030                                                    510,000               690,529
  zero coupon, Step up to 8% on
    12/15/2005 due 06/15/2010                                                    721,000               835,592

Dobson Communications Corp.
  10.875% due 07/01/2010 (a)                                                     150,000               148,500

France Telecom SA
  8.50% due 03/01/2011                                                           470,000               545,423

SBC Communications, Inc.
  4.125% due 09/15/2009                                                           40,000                39,669
  5.10% due 09/15/2014                                                            40,000                40,898
  5.625% due 06/15/2016 (a)                                                      550,000               579,915
  5.875% due 08/15/2012                                                           80,000                85,900

Singapore Telecommunications, Ltd.
  6.375% due 12/01/2011                                                           75,000                82,691

Telenet Group Holding NV, Series 144A
  zero coupon, Step up to 11.50% on
    12/15/2008 due 06/15/2014                                                    125,000                95,000
                                                                                                  ------------
                                                                                                     5,112,117

TELEPHONE - 0.55%
AT&T Corp.
  8.35% due 01/15/2025                                                           100,000               103,795

Bellsouth Corp.
  4.20% due 09/15/2009                                                           125,000               124,557

Cincinnati Bell, Inc.
  7.25% due 07/15/2013 (a)                                                       100,000               105,000

France Telecom SA
  9.25% due 03/01/2031 (b)                                                     1,280,000             1,784,584

NTL Cable PLC
  8.75% due 04/15/2014                                                           100,000               104,125

Qwest Capital Funding, Inc.
  7.90% due 08/15/2010 (a)                                                       170,000               169,150

Qwest Services Corp.
  13.50% due 12/15/2010                                                           25,000                28,875

Sprint Capital Corp.
  6.125% due 11/15/2008                                                          882,000               929,187
  6.375% due 05/01/2009 (a)                                                      188,000               200,080
  6.875% due 11/15/2028                                                          188,000               215,802
  8.375% due 03/15/2012                                                        1,138,000             1,368,810
  8.75% due 03/15/2032                                                         1,395,000             1,940,600

Telecom Italia Capital SA
  4.00% due 01/15/2010                                                           150,000               145,751
  4.00% due 11/15/2008                                                           125,000               123,112
  6.00% due 09/30/2034                                                           100,000               102,092

Verizon Global Funding Corp.
  6.75% due 12/01/2005 (a)                                                     1,446,000             1,462,662
  7.375% due 09/01/2012 (a)                                                      618,000               722,128

Verizon New York, Inc.
  6.875% due 04/01/2012                                                        1,133,000             1,252,161
                                                                                                  ------------
                                                                                                    10,882,471

TOBACCO - 0.03%
Altria Group, Inc.
  7.00% due 11/04/2013                                                           466,000               521,500

TRANSPORTATION - 0.08%
CSX Corp.
  3.51% due 08/03/2006 (b)                                                     1,426,000             1,428,594

Overseas Shipholding Group, Inc.
  8.25% due 03/15/2013                                                           100,000               104,500
                                                                                                  ------------
                                                                                                     1,533,094

UTILITY SERVICE - 0.10%
Progress Energy, Inc.
  6.75% due 03/01/2006                                                         1,040,000             1,057,735
Public Service Company of New Mexico
  4.40% due 09/15/2008                                                           968,000               968,692
                                                                                                  ------------
                                                                                                     2,026,427
                                                                                                  ------------
TOTAL CORPORATE BONDS (Cost $211,302,119)                                                         $217,980,296
                                                                                                  ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                               AMOUNT                 VALUE
                                                                             -----------           -----------
MUNICIPAL BONDS - 0.01%
WISCONSIN - 0.01%
Badger Tobacco Asset Securitization Corp.
  6.125% due 06/01/2027                                                      $   160,000          $    169,710
                                                                             -----------          ------------
TOTAL MUNICIPAL BONDS (Cost $153,694)                                                             $    169,710
                                                                                                  ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.64%
Banc of America Commercial Mortgage
  Inc.,Series 2005-3, Class J
  5.3445% due 07/10/2043                                                         830,000               781,444

Banc of America Commercial Mortgage, Inc.,
  Series 2004-1, Class F
  5.279% due 11/10/2039                                                          900,000               902,182

Banc of America Commercial Mortgage, Inc.,
  Series 2004-1, Class G
  5.377% due 11/10/2039                                                          900,000               902,157

Banc of America Commercial Mortgage, Inc.,
  Series 2005-2, Class AJ
  4.953% due 07/10/2043 (b)                                                    1,085,000             1,090,471

Banc of America Large Loan, Series 2005-BOCA,
  Class A2
  3.39% due 12/15/2016 (b)                                                     1,333,000             1,332,547

Banc of America Large Loan, Series 2005-BOCA,
  Class K
  4.57% due 12/15/2016 (b)                                                     1,120,000             1,119,141

Bank of America Commercial Mortgage, Inc.,
  Series 2001-3, Class A1
  4.89% due 04/11/2037                                                           223,252               227,065

Bear Stearns Asset Backed Securities, Inc.,
  Series 2003-AC4, Class A
  5.00% due 09/25/2033                                                         1,653,460             1,645,716

Bear Stearns Asset Backed Securities, Inc.,
  Series 2004-AC5, Class A1
  5.25% due 10/25/2034                                                         1,412,052             1,422,109

Bear Stearns Commercial Mortgage Securities, Inc.
  0.063% due 11/11/2041                                                       61,283,647             1,115,105

Bear Stearns Commercial Mortgage Securities,
  Series 2005-PWR8, Class AJ
  4.75% due 06/11/2041                                                         1,000,000             1,003,255

Chase Commercial Mortgage Securities Corp,
  Series 1997-1, Class A2
  7.37% due 06/19/2029                                                         3,076,480             3,183,872

Chase Commercial Mortgage Securities Corp.,
  Series 2000-2, Class C
  7.928% due 07/15/2032                                                        1,000,000             1,153,805

Commercial Mortgage Pass-Through Certificate,
  Series 2003-LB1A, Class A2
  4.084% due 06/10/2038                                                          375,000               365,422

Countrywide Alternative Loan Trust,
  Series 2004-J7, Class 1A2
  4.673% due 08/25/2034 (b)                                                    1,413,000             1,416,677

Crown Castle Towers LLC,
  Series 2005-1A, Class AFL
  3.55% due 06/15/2035 (b)                                                       240,000               241,275

Crown Castle Towers LLC,
  Series 2005-1A, Class AFX
  4.643% due 06/15/2035                                                          650,000               653,859

Crown Castle Towers LLC,
  Series 2005-1A, Class B
  4.878% due 06/15/2035                                                          500,000               502,969

Crown Castle Towers LLC,
  Series 2005-1A, Class D
  5.612% due 06/15/2035                                                          300,000               301,594

CS First Boston Mortgage Securities Corp,
  Series 1999-C1, Class A1
  6.91% due 09/15/2041                                                         1,336,974             1,361,547

CS First Boston Mortgage Securities Corp,
  Series 2000-C1, Class A2
  7.545% due 04/15/2062                                                        1,533,000             1,722,148

CS First Boston Mortgage Securities Corp,
  Series 2003-CPN1, Class A1
  3.727% due 03/15/2035                                                        3,557,790             3,495,502

CS First Boston Mortgage Securities Corp.,
  Series 2001-CF2, Class A2
  5.935% due 02/15/2034                                                          129,718               130,801

CS First Boston Mortgage Securities Corp.,
  Series 2001-CF2, Class A3
  6.238% due 02/15/2034                                                          250,000               260,759

CS First Boston Mortgage Securities Corp.,
  Series 2001-CKN5, Class A4
  5.435% due 09/15/2034                                                          250,000               263,436

CS First Boston Mortgage Securities Corp.,
  Series 2001-CP4, Class A4
  6.18% due 12/15/2035                                                           275,000               299,530

CS First Boston Mortgage Securities Corp.,
  Series 2002-CKN2, Class A3
  6.133% due 04/15/2037                                                          125,000               136,526

CS First Boston Mortgage Securities Corp.,
  Series 2004-C4, Class A4
  4.283% due 10/15/2039                                                          150,000               148,694

CS First Boston Mortgage Securities Corp.,
  Series 2005-5, Class 4A1
  6.25% due 07/25/2035                                                           327,831               339,044

CS First Boston Mortgage Securities Corp.,
  Series 2005-C1, Class AX
  0.06% IO due 02/15/2038 (b)                                                 98,660,591             1,220,007

CS First Boston Mortgage Securities Corp.,
  Series 2005-C2, Class B
  5.016% due 04/15/2037 (b)                                                    1,210,000             1,228,735

Federal National Mortgage Association STRIP,
  Series 2003-346, Class 2
  5.50% IO due 12/01/2033                                                      3,989,162               692,382

First Union National Bank Commercial Mortgage
  Trust, Series 2001-C2, Class A1
  6.204% due 01/12/2043                                                          482,606               504,667

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                               AMOUNT                 VALUE
                                                                             -----------          ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
First Union National Bank Commercial Mortgage
  Trust, Series 2002-C1, Class A1
  5.585% due 02/12/2034                                                      $   362,352          $    376,177

First Union-Lehman Brothers-Bank of America,
  Series 1998-C2, Class E
  6.778% due 11/18/2035                                                        1,333,000             1,515,187

GE Capital Commercial Mortgage Corp.,
  Series 2001-3, Class A2
  6.07% due 06/10/2038                                                         2,375,000             2,591,585

GE Capital Commercial Mortgage Corp.,
  Series 2002-2A, Class A3
  5.349% due 08/11/2036                                                          150,000               157,734

GE Capital Commercial Mortgage Corp.,
  Series 2005-C2, Class C
  5.133% due 05/10/2043 (b)                                                      925,000               952,518

GE Capital Commercial Mortgage Corp.,
  Series 2005-C2, Class A4
  4.978% due 05/10/2043 (b)                                                      945,000               973,567

Greenwich Capital Commercial Funding Corp.,
  Series 2005-GG3, Class XC
  0.0883% IO due 08/10/2042 (b)                                               82,746,488             1,412,350

Greenwich Capital Commercial Funding Corp.,
  Series 2002-C1, Class A2
  4.112% due 01/11/2017                                                          492,176               490,390

GS Mortgage Securities Corp II,
  Series 2005-GG4, Class E
  5.078% due 07/10/2039 (b)                                                    1,125,000             1,134,400

GS Mortgage Securities Corp II,
  Series 2005-GG4, Class XC
  0.107% IO due 07/10/2039 (b)                                                44,414,000               898,180

GS Mortgage Securities Corp. II, Series
  2004-GG2, Class XC
  0.0806% IO due 08/10/2038 (b)                                              158,641,663             1,831,978

Hilton Hotels Pool Trust,
  Series 2000-HL TA, Class B
  3.61% due 10/03/2015 (b)                                                        95,000                95,594

JP Morgan Chase Commercial Mortgage
  Securities Corp., Series 2002-C1, Class A3
  5.376% due 07/12/2037                                                          370,000               390,295

JP Morgan Chase Commercial Mortgage
  Securities Corp.,
  Series 2004-CBX, Class A2
  3.89% due 01/12/2037                                                           375,000               371,396

JP Morgan Chase Commercial Mortgage
  Securities Corp.,
  Series 2004-FL1A, Class A1
  3.4063% due 04/16/2019 (b)                                                   1,531,159             1,532,159

JP Morgan Chase Commercial Mortgage
  Securities Corp., Series 2005-LDP2,
  Class E
  4.981% due 07/15/2042 (b)                                                      650,000               656,486

LB-UBS Commercial Mortgage Trust, Series
  2000-C4, Class A2
  7.37% due 08/15/2026                                                         3,545,000             3,996,596

LB-UBS Commercial Mortgage Trust,
  Series 2005-C3, Class AJ
  4.843% due 07/15/2040                                                          850,000               854,203

LB-UBS Commercial Mortgage Trust,
  Series 2005-C3, Class G
  5.111% due 07/15/2040 (b)                                                      735,000               738,624

Merrill Lynch Mortgage Trust, Series
  2005-MCP1, Class E
  5.131% due 06/12/2043 (b)                                                    1,205,000             1,211,564

Merrill Lynch Mortgage Trust, Series
  2005-MCP1, Class XC
  0.049% due 06/12/2043 (b)                                                   68,722,936               930,000

Merrill Lynch Mortgage Trust,
  Series 2004-BPB1, Class XC
  0.058% due 09/12/2041                                                       45,666,586               914,651

Merrill Lynch Mortgage Trust,
  Series 2005-MCP1, Class AJ
  4.845% due 06/12/2043 (b)                                                      920,000               925,042

Merrill Lynch Mortgage Trust,
  Series 2005-MKB2, Class A4
  5.204% due 09/12/2042 (b)                                                    1,193,000             1,249,437

Morgan Stanley Capital I, Series 1999-FNV1,
  Class A2
  6.53% due 03/15/2031                                                         1,125,000             1,202,474

Morgan Stanley Capital I,
  Series 2003-KIDS, Class A
  3.90% due 07/14/2016 (b)                                                        95,593                95,857

Multi Security Asset Trust, Series 2005-RR4A, Class F
  5.88% due 11/28/2035 (b)                                                       946,000               966,833

Residential Asset Mortgage Products, Inc.,
  Series 2004-SL2, Class A1
  6.50% due 10/25/2016                                                         2,678,405             2,731,974

Salomon Brothers Mortgage Securities VII,
  Series 2000-C3, Class A2
  6.592% due 12/18/2033                                                          120,000               131,195

Salomon Brothers Mortgage Securities VII,
  Series 2001-C1, Class A2
  6.226% due 12/18/2035                                                          301,670               311,907

Salomon Brothers Mortgage Securities VII,
  Series 2001-C1, Class A3
  6.428% due 12/18/2035                                                          925,000             1,011,467

Sequoia Mortgage Trust, Series 2005-3,
  Class A1
  3.46% due 05/20/2035 (b)                                                     2,249,552             2,242,882

Structured Asset Securities Corp.,
  Series 1998-RF2, Class A
  8.54% due 07/15/2027 (b)                                                        48,455                49,707

Wachovia Bank Commercial Mortgage Trust,
  Series 2005-C16, Class XC
  0.1782% IO due 10/15/2041 (b)                                               34,931,472               702,392

Wachovia Bank Commercial Mortgage Trust,
  Series 2004-C10, Class A3
  4.39% due 02/15/2041                                                         2,000,000             1,992,790

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                                AMOUNT               VALUE
                                                                             -----------          ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Wachovia Bank Commercial Mortgage Trust,
  Series 2005-C17, Class XC
  0.0474% IO due 03/15/2042 (b)                                              $81,130,652               755,813

Wachovia Bank Commercial Mortgage Trust,
  Series 2005-C19, Class E
  5.109% due 05/15/2044 (b)                                                      825,000               829,076

Wachovia Bank Commercial Mortgage Trust,
  Series 2005-WL5A, Class A2
  3.42% due 01/15/2018 (b)                                                     1,686,000             1,685,909

Washington Mutual, Inc.,
  Series 2005-1, Class 6A1
  6.50% due 03/25/2035                                                           211,414               216,773

Wells Fargo Mortgage Backed Securities Trust,
  Series 2005-AR10, Class 2A6
  4.111% due 06/25/2035 (b)                                                      275,000               271,535
                                                                             -----------          ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $71,440,853)                                                                                $ 72,563,140
                                                                                                  ------------
ASSET BACKED SECURITIES - 2.33%

Advanta Business Card Master Trust,
  Series 2005-A1, Class A1
  3.33% due 04/20/2011 (b)                                                       375,000               373,945

ARG Funding Corp., Series 2005-2A, Class A1
  4.54% due 05/20/2009                                                           240,000               242,250

Argent Securities, Inc., Series 2004-W1,
  Class M3
  4.7644% due 03/25/2034 (b)                                                   2,000,000             2,029,331

California Infrastructure Development PG&E-1,
  Series 1997-1, Class A7
  6.42% due 09/25/2008                                                           190,007               193,274

California Infrastructure SCE-1, Series
  1997-1, Class A6
  6.38% due 09/25/2008                                                           208,144               211,878

Capital Trust Re CDO Ltd, Series 2005-1A,
  Class C
  4.01% due 03/20/2050 (b)                                                     1,120,000             1,120,000

Capital Trust Re CDO Ltd, Series 2005-1A,
  Class E
  5.36% due 03/20/2050 (b)                                                       746,000               746,000

Centex Home Equity, Series 2001-B, Class A5
  6.83% due 07/25/2032                                                         1,756,000             1,787,204

Centex Home Equity, Series 2004-D, Class AF4
  4.68% due 06/25/2032                                                           160,000               160,172

Centex Home Equity, Series 2005-A, Class M4
  4.1144% due 01/25/2035 (b)                                                   1,416,000             1,419,110

Chase Funding Mortgage Loan Asset Backed
  Trust, Series 2003-1, Class 1A3
  3.14% due 07/25/2023                                                             8,967                 8,946

Chase Funding Mortgage Loan Asset Backed
  Trust, Series 2003-2, Class 1A3
  2.86% due 12/25/2024                                                            42,291                42,121

Citibank Credit Card Issuance Trust, Series
  2002-A1, Class A1
  4.95% due 02/09/2009                                                         2,000,000             2,030,375

Countrywide Asset-Backed Certificates,
  Series 2004-10, Class AF3
  3.84% due 10/25/2030 (b)                                                     2,641,000             2,602,615

Countrywide Asset-Backed Certificates,
  Series 2004-12, Class 2AV2
  3.59% due 09/25/2033 (b)                                                       250,000               250,557

Countrywide Home Loans,
  Series 2005-12, Class 2A5
  5.50% due 05/25/2035                                                           118,779               122,646

CW Capital Cobalt I, Series 2005-1A, Class A1
  3.565% due 05/25/2045 (b)                                                    2,115,000             2,115,000

Discover Card Master Trust I,
  Series 1996-4, Class A
  3.60% due 10/16/2013 (b)                                                       275,000               279,740

Drivetime Auto Owner Trust,
  Series 2004-A, Class A3
  2.419% due 08/15/2008                                                          150,000               147,867

Equity One ABS, Inc., Series 2003-4, Class AF3
  3.531% due 11/25/2033                                                        1,326,000             1,320,517

Equity One ABS, Inc., Series 2004-1, Class M2
  5.115% due 04/25/2034                                                          666,000               664,003

Equity One ABS, Inc., Series 2004-1, Class M3
  5.26% due 04/25/2034                                                         1,500,000             1,494,953

Equity One ABS, Inc., Series 2004-2, Class AV2
  3.5644% due 07/25/2034 (b)                                                   1,332,908             1,335,152

First Franklin Mortgage Loan Asset Backed
  Certificates, Series 2004-FF3, Class A2C
  3.7944% due 05/25/2034 (b)                                                   3,000,000             3,027,226

First Investors Auto Owner Trust,
  Series 2005-A, Class A2
  4.23% due 07/16/2012                                                           250,000               250,373

Green Tree Financial Corp.,
  Series 1996-8, Class A6
  7.60% due 10/15/2027                                                         1,617,774             1,724,542

Greenpoint Manufactured Housing,
  Series 2000-7, Class A1
  3.53% due 06/17/2022 (b)                                                       303,036               304,582

IndyMac Home Equity Loan Asset-Backed Trust,
  Series 2004-B, Class A2B
  3.67% due 11/25/2034 (b)                                                       125,000               125,419

Long Beach Mortgage Loan Trust,
  Series 2004-1, Class M3
  4.0144% due 02/25/2034 (b)                                                   1,600,000             1,605,355

MBNA Credit Card Master Note Trust, Series
  2002-C1, Class C1
  6.80% due 07/15/2014                                                           500,000               558,049

Morgan Stanley ABS Capital I,
  Series 2004-OP1, Class A2B
  3.60% due 11/25/2034 (b)                                                       250,000               250,880

New Century Home Equity Loan Trust,
  Series 2004-A, Class AII5
  5.25% due 08/25/2034 (b)                                                       230,000               232,574

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MANAGED TRUST (CONTINUED)

                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             ------------      ---------------
ASSET BACKED SECURITIES (CONTINUED)
Nordstrom Credit Card Master Note Trust,
  Series 2002-1A, Class B
  3.92% due 10/13/2010 (b)                                                   $    150,000      $       150,571

Option One Mortgage Loan Trust, Series
  2005-1, Class M1
  3.8344% due 02/25/2035 (b)                                                      866,000              866,321

Option One Mortgage Loan Trust,
  Series 2004-1, Class M1
  3.9144% due 01/25/2034 (b)                                                      933,000              935,731

Pass-Through Amortizing Credit Card Trusts,
  Series 2002-1A, Class A3FX
  6.298% due 06/18/2012                                                             4,531                4,531

Peco Energy Transition Trust,
  Series 1999-A, Class A7
  6.13% due 03/01/2009                                                            315,000              331,001

PG&E Energy Recovery Funding LLC,
  Series 2005-1, Class A3
  4.14% due 09/25/2012                                                            180,000              180,886

Providian Gateway Master Trust,
  Series 2004-DA, Class A
  3.35% due 09/15/2011                                                            325,000              319,881

Rental Car Finance Corp.,
  Series 2005-1A, Class A2
  4.59% due 06/25/2011                                                            250,000              253,429

Residential Accredit Loans, Inc.,
  Series 2004-QS16, Class 1A1
  5.50% due 12/25/2034                                                            336,755              340,890

Residential Asset Mortgage Products, Inc.,
  Series 2003-RS3, Class AI2
  3.38% due 03/25/2029                                                            607,788              606,207

Residential Asset Mortgage Products, Inc.,
  Series 2005-RS6, Class AI2
  3.58% due 06/25/2035 (b)                                                      2,664,000            2,664,000

Residential Asset Mortgage Products, Inc.,
  Series 2004-RS9, Class AI4
  4.77% due 10/25/2032 (b)                                                        250,000              251,342

Residential Asset Mortgage Products, Inc.,
  Series 2004-RZ3, Class AI4
  4.57% due 05/25/2033 (b)                                                        150,000              149,624

Residential Funding Mortgage Securities II,
  Series 2002-HI1, Class A7
  6.90% due 01/25/2033                                                          3,000,000            3,118,487

Specialty Underwriting & Residential Finance,
  Series 2004-BC4, Class A2B
  3.62% due 10/25/2035 (b)                                                        250,000              250,949

Structured Asset Investment Loan Trust,
  Series 2004-8, Class A7
  3.61% due 09/25/2034 (b)                                                        250,000              250,430

Structured Asset Securities Corp.,
  Series 2004-16XS, Class A2
  4.91% due 08/25/2034                                                          1,583,000            1,578,106

Structured Asset Securities Corp.,
  Series 2004-19XS, Class A2
  4.37% due 10/25/2034                                                          2,700,000            2,678,263

Structured Asset Securities Corp.,
  Series 2004-6XS, Class M1
  4.92% due 03/25/2034                                                          1,666,000            1,655,340

Triad Auto Receivables Owner Trust,
  Series 2005-A, Class A4
  4.22% due 06/12/2012                                                            325,000              326,291

USAA Auto Owner Trust, Series 2004-3, Class A3
  3.16% due 02/17/2009                                                            275,000              272,048

Vanderbilt Acquisition Loan Trust,
  Series 2002-1, Class A3
  5.70% due 09/07/2023                                                            250,000              253,514

Wells Fargo Home Equity Trust,
  Series 2004-2, Class AI5
  4.89% due 11/25/2028 (b)                                                        250,000              250,439
                                                                            -------------      ---------------
TOTAL ASSET BACKED SECURITIES
(Cost $46,218,396)                                                                             $    46,464,937
                                                                                               ---------------

SHORT TERM INVESTMENTS - 10.69%
State Street Euro Dollar Time Deposit
  1.40% due 07/01/2005                                                       $  1,468,000      $     1,468,000
  1.40% due 07/01/2005 ***                                                     97,259,000           97,259,000

State Street Navigator Securities Lending
  Prime Portfolio                                                             114,238,694          114,238,694
                                                                            -------------      ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $212,965,694)                                                                            $   212,965,694
                                                                                               ---------------

REPURCHASE AGREEMENTS - 1.42%
Repurchase Agreement with State Street Corp. dated 06/30/2005 at 2.70%
  to be repurchased at $28,343,126 on 7/1/2005, collateralized by
  $21,050,000  U.S. Treasury Bonds, 7.125% due 02/15/2023 (valued at
  $28,911,038, including interest)                                           $ 28,341,000      $    28,341,000
                                                                             ------------      ---------------

TOTAL REPURCHASE AGREEMENTS
(Cost $28,341,000)                                                                             $    28,341,000
                                                                                               ---------------
TOTAL INVESTMENTS (MANAGED TRUST)
  (COST $2,069,043,372) - 111.25%                                                              $ 2,216,430,189
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.25)%                                                  (224,093,603)
                                                                                               ---------------
TOTAL NET ASSETS - 100.00%                                                                     $ 1,992,336,586
                                                                                               ===============

GLOBAL ALLOCATION TRUST

                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             ------------      ---------------
COMMON STOCKS - 69.27%

AUSTRALIA - 0.73%
Australia and New Zealand Bank Group, Ltd.                                      15,166           $    251,239
National Australia Bank, Ltd.                                                   12,261                287,255
Qantas Airways, Ltd., ADR                                                       78,395                201,221
QBE Insurance Group, Ltd. (a)                                                   31,785                388,071
                                                                                                 ------------
                                                                                                    1,127,786

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                             ------------      -----------
COMMON STOCKS (CONTINUED)

AUSTRIA - 0.23%
Telekom Austria AG (a)                                                             18,168      $   353,228

BELGIUM - 0.38%
Fortis Group SA                                                                     8,012          222,462
KBC Bancassurance Holding NV                                                        2,772          218,997
Solvay SA                                                                           1,359          139,673
                                                                                               -----------
                                                                                                   581,132

CANADA - 1.02%
Alcan Aluminum, Ltd. USD                                                            8,100          243,060
Bank Nova Scotia Halifax                                                            6,700          221,602
Canadian National Railway Company                                                   2,600          149,929
Canadian Tire Corp., Ltd.                                                           3,200          147,821
Cott Corp. *                                                                        7,100          154,605
Magna International, Inc.                                                           2,100          147,447
Petro-Canada                                                                        4,200          273,272
Shoppers Drug Mart Corp.                                                            7,000          242,719
                                                                                               -----------
                                                                                                 1,580,455

DENMARK - 0.09%
A P Moller- Maersk AS                                                                  15          143,183

FINLAND - 0.57%
Nokia AB - Oyj                                                                     33,050          553,800
UPM-Kymmene Oyj                                                                    17,000          326,405
                                                                                               -----------
                                                                                                   880,205

FRANCE - 2.12%
BNP Paribas SA (a)                                                                  5,074          348,069
Christian Dior SA                                                                   1,075           83,368
France Telecom SA (a)                                                              19,884          581,209
LVMH Moet Hennessy SA (a)                                                           1,872          144,723
Pernod-Ricard SA (a)                                                                  745          118,977
Sanofi Aventis SA (a)                                                               7,235          594,346
Total SA (a)                                                                        5,022        1,180,540
Unibail (a)                                                                         1,835          235,550
                                                                                               -----------
                                                                                                 3,286,782

GERMANY - 1.07%
Bayerische Motoren Werke (BMW) AG (a)                                               3,981          181,723
Deutsche Postbank AG                                                                4,030          198,294
Deutsche Telekom AG (a)                                                            18,128          335,562
E.ON AG                                                                             5,411          482,346
Fresenius Medical Care AG (a)                                                       2,677          228,884
Hannover Rueckversicherung AG (a)                                                   2,923          110,512
Premiere AG * (a)                                                                   3,568          123,459
                                                                                               -----------
                                                                                                 1,660,780

HONG KONG - 0.38%
Esprit Holdings, Ltd.                                                              25,000          180,935
Hutchison Telecommunications International,
  Ltd. * (a)                                                                      112,000          110,960
Sun Hung Kai Properties, Ltd.                                                      18,000          177,750
Yue Yuen Industrial Holdings, Ltd. (a)                                             39,000          119,426
                                                                                               -----------
                                                                                                   589,071
IRELAND - 0.62%
Bank of Ireland - London                                                           41,361          666,541
CRH PLC - London                                                                   11,229          295,618
                                                                                               -----------
                                                                                                   962,159

ITALY - 0.46%
Eni SpA (a)                                                                        11,046          284,787
UniCredito Italiano SpA (a)                                                        79,690          421,083
                                                                                               -----------
                                                                                                   705,870

JAPAN - 4.65%
AEON Company, Ltd.                                                                 10,900          166,188
Asahi Breweries, Ltd.                                                              14,600          174,026
Bank of Yokohama, Ltd. *                                                           42,000          242,737
Bridgestone Corp.                                                                   1,000           19,250
Canon, Inc. (a)                                                                     7,800          410,711
East Japan Railway Company, Ltd.                                                       44          226,129
Fast Retailing Company, Ltd.                                                        1,800           93,481
Fuji Photo Film Company, Ltd.                                                       5,500          177,035
Funai Electric Company, Ltd. (a)                                                    1,600          164,169
Honda Motor Company, Ltd.                                                           4,700          231,801
Kao Corp.                                                                          10,000          235,777
KDDI Corp.                                                                             38          175,764
Meitec Corp.                                                                        2,300           70,715
Mitsubishi Corp. (a)                                                               18,900          256,976
Mitsui Fudosan Company, Ltd. (a)                                                   19,000          213,281
Mitsui Sumitomo Insurance Company, Ltd.                                            20,000          180,146
Murata Manufacturing Company, Ltd.                                                  3,300          168,109
NEC Electronics Corp. (a)                                                           1,600           72,131
NGK Spark Plug Company, Ltd.                                                       10,000          115,319
Nippon Paper Group, Inc.                                                               36          132,107
Nissan Motor Company, Ltd. (a)                                                     36,700          363,327
Nitto Denko Corp.                                                                   5,800          332,594
NOK Corp. (a)                                                                       6,800          190,064
Nomura Securities Company, Ltd.                                                     8,800          105,289
NTN Corp.                                                                          20,000          107,475
NTT DoCoMo, Inc.                                                                      231          341,574
Rohm Company, Ltd.                                                                  3,800          366,604
Sekisui House, Ltd. (a)                                                            21,000          212,253
Shin-Etsu Chemical Company, Ltd.                                                    7,300          277,099
SKY Perfect Communications, Inc.                                                       59           44,472
Sompo Japan Insurance, Inc.                                                        30,000          302,948
Sumitomo Mitsui Financial Group, Inc.                                                  34          229,916
Sumitomo Trust & Banking Company, Ltd.                                             26,000          158,236
Takefuji Corp.                                                                      2,740          185,285
Tokyo Gas Company, Ltd. (a)                                                        40,000          149,671
Yamaha Corp.                                                                        8,800          137,265
Yokogawa Electric Corp.                                                            14,400          178,004
                                                                                               -----------
                                                                                                 7,207,928

NETHERLANDS - 1.60%
ABN AMRO Holdings NV (a)                                                           33,288          819,565

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                             ------------      -----------
COMMON STOCKS (CONTINUED)

NETHERLANDS (CONTINUED)
ASML Holding NV * (a)                                                              15,026      $   236,693
Koninklijke (Royal) KPN NV                                                         26,349          221,236
Koninklijke (Royal) Philips Electronics NV                                          7,882          199,303
Reed Elsevier NV                                                                   15,488          215,864
TNT Post Group NV                                                                  17,570          445,335
VNU NV                                                                             12,464          347,886
                                                                                               -----------
                                                                                                 2,485,882

NORWAY - 0.14%
Telenor ASA                                                                        26,200          209,313

SINGAPORE - 0.09%
DBS Group Holdings, Ltd.                                                           16,000          135,621

SPAIN - 0.16%
Repsol SA (a)                                                                       9,975          255,364

SWEDEN - 0.25%
Electrolux AB, Series B                                                            10,000          213,341
Sandvik AB                                                                          4,700          174,946
                                                                                               -----------
                                                                                                   388,287

SWITZERLAND - 2.34%
Actelion, Ltd. *                                                                    1,922          199,437
Adecco SA                                                                           5,059          230,331
Credit Suisse Group AG (a)                                                         20,558          810,171
Holcim, Ltd.                                                                        4,716          286,776
Nestle SA (a)                                                                       1,241          317,337
Novartis AG, REG                                                                    8,955          426,213
Roche Holdings AG                                                                   5,636          712,684
Serono AG, Series B                                                                    30           19,155
Straumann Holding AG                                                                  795          165,483
Swiss Reinsurance Company AG                                                        7,365          452,453
                                                                                               -----------
                                                                                                 3,620,040

UNITED KINGDOM - 5.62%
AstraZeneca Group PLC                                                               4,314          178,731
Barclays PLC                                                                       67,616          673,370
BICC PLC                                                                           15,929           94,451
BP PLC                                                                             98,219        1,023,038
Collins Stewart Tullett PLC                                                        13,288          106,425
Diageo PLC                                                                         36,779          542,650
Electrocomponents PLC                                                              30,427          131,188
Gallaher Group PLC                                                                 25,790          383,288
GUS PLC                                                                            12,261          193,542
HBOS PLC                                                                           17,631          271,987
ITV PLC                                                                             6,521           14,379
Kesa Electricals PLC                                                               33,040          165,555
Kingfisher PLC                                                                     71,605          315,790
O2 PLC *                                                                          175,811          429,440
Prudential Corp. PLC                                                               64,193          571,095
Rentokil Initial PLC                                                               36,018          103,153
Royal Bank of Scotland Group PLC                                                   29,354          887,247
Scottish & Southern Energy PLC                                                     10,457          189,905
Taylor Nelson Sofres PLC                                                           41,553          162,956
Tesco PLC                                                                         111,815          638,955
Vodafone Group PLC                                                                521,026        1,270,335
Wolseley PLC                                                                        9,181          193,231
WPP Group PLC                                                                      15,667          161,360
                                                                                               -----------
                                                                                                 8,702,071

UNITED STATES - 46.75%
7 Eleven, Inc. *                                                                    5,000          151,200
AFLAC, Inc.                                                                        12,500          541,000
Albertsons, Inc. (a)                                                               44,900          928,532
Allergan, Inc.                                                                     16,200        1,380,888
Allstate Corp.                                                                     12,700          758,825
American Electric Power Company, Inc.                                              16,500          608,355
American International Group, Inc.                                                 18,300        1,063,230
Applied Materials, Inc.                                                            33,900          548,502
Baker Hughes, Inc.                                                                  6,100          312,076
BorgWarner, Inc.                                                                    1,000           53,670
Bristol-Myers Squibb Company                                                       20,800          519,584
Burlington Northern Santa Fe Corp.                                                 17,400          819,192
Caremark Rx, Inc. *                                                                 7,900          351,708
Carnival Corp.                                                                      9,400          512,770
Cendant Corp.                                                                      25,300          565,961
Cephalon, Inc. * (a)                                                               10,400          414,024
Citigroup, Inc.                                                                    59,700        2,759,931
Clear Channel Communications, Inc.                                                 21,100          652,623
Costco Wholesale Corp.                                                             28,900        1,295,298
Dex Media, Inc.                                                                    15,100          368,591
DIRECTV Group, Inc. *                                                              16,100          249,550
Exelon Corp.                                                                       31,700        1,627,161
Exxon Mobil Corp.                                                                  22,800        1,310,316
Federal Home Loan Mortgage Corp.                                                   22,300        1,454,629
Fedex Corp.                                                                         4,900          396,949
Fifth Third Bancorp (a)                                                            18,400          758,264
FirstEnergy Corp.                                                                  22,200        1,068,042
Genzyme Corp. *                                                                    16,700        1,003,503
Hartford Financial Services Group, Inc.                                             8,900          665,542
Hewlett-Packard Company                                                            35,100          825,201
IAC/InterActiveCorp * (a)                                                          31,800          764,790
Illinois Tool Works, Inc.                                                          15,500        1,235,040
Johnson & Johnson                                                                  32,400        2,106,000
Johnson Controls, Inc.                                                             12,700          715,391
JPMorgan Chase & Company                                                           41,500        1,465,780
Kimberly-Clark Corp.                                                               13,000          813,670
Kohl's Corp. *                                                                     11,600          648,556
Lockheed Martin Corp.                                                              15,200          986,024
Marathon Oil Corp.                                                                 17,000          907,290
Martin Marietta Materials, Inc.                                                    15,900        1,099,008

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                             ------------      ------------
COMMON STOCKS (CONTINUED)

UNITED STATES (CONTINUED)
Masco Corp.                                                                        44,300      $  1,406,968
Medco Health Solutions, Inc. *                                                     15,900           848,424
Medtronic, Inc.                                                                     8,500           440,215
Mellon Financial Corp.                                                             41,400         1,187,766
Mettler-Toledo International, Inc. *                                               13,900           647,462
Microsoft Corp.                                                                    80,300         1,994,652
Millennium Pharmaceuticals, Inc. *                                                  9,400            87,138
Morgan Stanley                                                                     33,500         1,757,745
Mylan Laboratories, Inc. (a)                                                       47,050           905,242
Nextel Communications, Inc., Class A *                                             66,900         2,161,539
NiSource, Inc.                                                                     16,400           405,572
Northrop Grumman Corp.                                                             13,700           756,925
Office Depot, Inc. *                                                               20,100           459,084
Omnicom Group, Inc.                                                                11,500           918,390
Oracle Corp. *                                                                     68,800           908,160
Pepco Holdings, Inc. (a)                                                           12,900           308,826
PNC Financial Services Group                                                       14,400           784,224
SBC Communications, Inc.                                                           32,800           779,000
Sempra Energy                                                                      15,700           648,567
The Kroger Company *                                                               46,900           892,507
Time Warner, Inc. *                                                                60,800         1,015,968
UBS Emerging Markets Equities Fund *                                              446,957         7,588,576
UBS High Yield Fund *                                                             156,448         2,938,681
UnitedHealth Group, Inc.                                                           37,300         1,944,822
Univision Communications, Inc., Class A *                                          18,600           512,430
VERITAS Software Corp. *                                                           22,100           539,240
Waters Corp. *                                                                      5,700           211,869
Wellpoint, Inc. *                                                                  13,200           919,248
Wells Fargo Company                                                                32,600         2,007,508
Wyeth                                                                              30,000         1,335,000
Xilinx, Inc.                                                                       15,600           397,800
                                                                                               ------------
                                                                                                 72,416,214
                                                                                               ------------
TOTAL COMMON STOCKS (Cost $99,665,576)                                                         $107,291,371
                                                                                               ------------

U.S. TREASURY OBLIGATIONS - 3.60%

TREASURY INFLATION PROTECTED SECURITIES (D) - 0.56%
  2.00% due 01/15/2014                                                         $  850,000           875,533

U.S. TREASURY BONDS - 0.15%
  6.25% due 08/15/2023                                                            185,000           230,549

U.S. TREASURY NOTES - 2.89%
  3.375% due 02/28/2007                                                         1,535,000         1,528,284
  3.625% due 01/15/2010                                                         2,965,000         2,950,985
                                                                                               ------------
                                                                                                  4,479,269
                                                                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,617,232)                                                                              $  5,585,351
                                                                                               ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.34%

FEDERAL HOME LOAN MORTGAGE CORP. - 2.13%
  3.875% due 06/15/2008 to 01/12/2009                                             605,000           602,149
  4.515% due 01/01/2035 (b)                                                       471,428           474,331
  5.00% due 11/01/2007 to 01/30/2014                                              327,215           328,175
  5.125% due 07/15/2012                                                           660,000           699,609
  5.50% due 04/01/2018 to 01/01/2019                                              530,380           544,658
  6.00% due 12/01/2017 to 08/15/2030                                              134,225           137,598
  6.50% due 11/01/2029                                                            495,076           514,380
                                                                                               ------------
                                                                                                  3,300,900

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.81%
  3.323% due 09/01/2033 (b)                                                        19,173            19,411
  4.30% due 03/01/2034 (b)                                                         71,538            71,821
  4.592% due 04/01/2033 (b)                                                        72,674            73,622
  4.695% due 03/01/2035 (b)                                                       899,199           906,506
  4.90% due 05/01/2035                                                            673,329           679,170
  5.50% due 02/01/2024 to 09/01/2034                                            1,315,735         1,339,356
  6.00% due 05/15/2008 to 10/01/2033                                            1,378,288         1,422,376
  6.25% due 02/01/2011                                                            275,000           301,336
  6.50% due 06/01/2017 to 01/01/2035                                            1,955,078         2,028,000
  6.625% due 11/15/2030                                                           240,000           311,450
  7.00% due 05/01/2033                                                             14,716            15,519
  7.50% due 07/25/2041                                                            266,759           286,885
                                                                                               ------------
                                                                                                  7,455,452

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.40%
  4.125% due 12/20/2029 (b)                                                        24,251            24,595
  6.00% due 07/15/2029                                                            152,295           157,441
  6.50% due 06/15/2029 to 04/15/2031                                              409,916           427,492
                                                                                               ------------
                                                                                                    609,528
                                                                                               ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,340,568)                                                                             $ 11,365,880
                                                                                               ------------

FOREIGN GOVERNMENT OBLIGATIONS - 3.56%

AUSTRALIA - 0.17%
Commonwealth of Australia, Series 1106
  6.75% due 11/15/2006                                                       AUD  340,000           264,214

AUSTRIA - 0.31%
Republic of Austria
  3.80% due 10/20/2013                                                       EUR  295,000           377,723
  5.875% due 07/15/2006                                                            80,000           100,562
                                                                                               ------------
                                                                                                    478,285

CANADA - 0.16%
Government of Canada
  5.00% due 06/01/2014                                                       CAD   75,000            66,696
  5.75% due 06/01/2029                                                             35,000            34,696
  6.00% due 06/01/2008                                                            125,000           110,397

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                                AMOUNT             VALUE
                                                                             ------------      ---------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

CANADA (CONTINUED)
Government of Canada (continued)
  8.00% due 06/01/2023                                                       CAD   30,000      $     36,074
                                                                                               ------------
                                                                                                    247,863

FRANCE - 0.65%
Government of France
  5.00% due 10/25/2016                                                       EUR  110,000           155,134
  5.50% due 04/25/2029                                                            165,000           258,494
  5.50% due 04/25/2007                                                            130,000           166,876
  5.50% due 04/25/2010                                                            245,000           336,533
  7.25% due 04/25/2006                                                             70,000            88,175
                                                                                               ------------
                                                                                                  1,005,212

GERMANY - 1.67%
Federal Republic of Germany
  3.50% due 10/10/2008                                                            215,000           270,579
  4.50% due 07/04/2009                                                            560,000           733,228
  4.75% due 07/04/2034                                                            220,000           317,482
  6.00% due 01/04/2007                                                            715,000           915,187
  6.50% due 07/04/2027                                                            205,000           356,031
                                                                                               ------------
                                                                                                  2,592,507

ITALY - 0.19%
Republic of Italy
  8.75% due 07/01/2006                                                            225,000           290,041

MEXICO - 0.08%
Government of Mexico
  8.125% due 12/30/2019                                                        $   95,000           116,613

NETHERLANDS - 0.18%
Kingdom of Netherlands
  5.00% due 07/15/2011                                                       EUR  210,000           286,533

SWEDEN - 0.05%
Kingdom of Sweden
  6.75% due 05/05/2014                                                       SEK  470,000            78,271

UNITED KINGDOM - 0.10%
Government of United Kingdom
  4.75% due 09/07/2015                                                       GBP   60,000           112,772
  5.00% due 03/07/2025                                                             19,000            37,640
                                                                                               ------------
                                                                                                    150,412
                                                                                               ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $5,594,838)                                                                              $  5,509,951
                                                                                               ------------
CORPORATE BONDS - 3.43%

CAYMAN ISLANDS - 0.09%
SMFG Finance Ltd, Series 144A
  2.25% due 07/11/2005                                                       JPY6,000,000           130,260

FRANCE - 0.06%
BNP Paribas
  5.75% due 01/24/2022                                                       GBP   32,000            62,852

France Telecom SA
  8.50% due 03/01/2011                                                             30,000            34,814
                                                                                               ------------
                                                                                                     97,666

LUXEMBOURG - 0.01%
Telecom Italia Capital SA
  5.25% due 11/15/2013                                                             15,000            15,228

NETHERLANDS - 0.02%
Deutsche Telekom International Finance BV
  zero coupon, Step up to 8.25% on
    12/15/2005 due 06/15/2030                                                      25,000            33,849

UNITED KINGDOM - 0.13%
Abbey National PLC
  7.95% due 10/26/2029                                                             25,000            33,996

Halifax PLC
  9.375% due 05/15/2021                                                      GBP   20,000            52,964

National Westminster Bank PLC
  6.50% due 09/07/2021                                                             20,000            42,153

Royal Bank of Scotland Group PLC
  9.118% due 03/31/2049                                                        $   65,000            77,411
                                                                                               ------------
                                                                                                    206,524

UNITED STATES - 3.12%
Alcoa, Inc.
  6.00% due 01/15/2012                                                             30,000            32,489

American Electric Power, Inc., Series A
  6.125% due 05/15/2006                                                            25,000            25,439

American General Finance Corp.
  5.375% due 10/01/2012                                                            30,000            30,968

Anheuser Busch Company, Inc.
  9.00% due 12/01/2009                                                             25,000            29,721

AT&T Corp.
  9.75% due 11/15/2031 (b)                                                         45,000            58,556

AT&T Wireless Services, Inc.
  8.75% due 03/01/2031                                                             30,000            42,049

Avalonbay Communities, Inc.
  7.50% due 08/01/2009                                                             15,000            16,724

Avon Products, Inc.
  7.15% due 11/15/2009                                                             25,000            27,887

Bank of America Corp.
  7.40% due 01/15/2011                                                            130,000           148,782

Bank One Corp.
  7.875% due 08/01/2010                                                            35,000            40,464

Bellsouth Corp.
  6.55% due 06/15/2034                                                             35,000            39,851

Boeing Capital Corp.
  6.10% due 03/01/2011                                                             50,000            54,357

Bombardier Capital, Inc., MTN
  6.125% due 06/29/2006                                                            25,000            25,125

Bristol-Myers Squibb Company
  5.75% due 10/01/2011                                                             30,000            32,097

Burlington Northern Santa Fe Corp.
  7.082% due 05/13/2029                                                            25,000            31,029

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                             ------------      -----------
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
Burlington Resources Finance Company
  6.68% due 02/15/2011                                                         $   30,000      $    33,106

Capital One Financial Corp.
  5.50% due 06/01/2015                                                             35,000           35,806

Caterpillar, Inc.
  6.55% due 05/01/2011 (a)                                                         30,000           33,272

Cendant Corp.
  6.875% due 08/15/2006                                                            25,000           25,702

Citigroup, Inc.
  5.00% due 09/15/2014                                                            126,000          128,891
  5.15% due 05/21/2026                                                       GBP   30,000           55,355
  5.625% due 08/27/2012                                                        $   55,000           58,747

Comcast Cable Communications
  6.75% due 01/30/2011                                                            105,000          115,842

Computer Sciences Corp.
  3.50% due 04/15/2008                                                             35,000           34,192

Conagra, Inc.
  6.75% due 09/15/2011                                                             30,000           33,199

Coors Brewing Company
  6.375% due 05/15/2012                                                            30,000           32,542

Countrywide Funding Corp., MTN
  3.25% due 05/21/2008 (a)                                                         75,000           72,822

Credit Suisse First Boston USA, Inc.
  6.50% due 01/15/2012                                                             55,000           61,127

DaimlerChrysler North America Holding
  4.05% due 06/04/2008                                                            135,000          132,932

Devon Financing Corp., ULC
  6.875% due 09/30/2011                                                            50,000           55,948

Dominion Resources, Inc.
  8.125% due 06/15/2010                                                            30,000           34,566

Dow Chemical Company
  6.125% due 02/01/2011                                                            80,000           86,856

Duke Capital LLC
  5.668% due 08/15/2014                                                            35,000           36,361

Duke Energy Field Services LLC
  7.875% due 08/16/2010                                                            35,000           40,179

EOP Operating, LP
  7.00% due 07/15/2011                                                             25,000           27,722

Erac USA Finance Company
  7.35% due 06/15/2008                                                             55,000           59,342

First Union National Bank, Series BKNT
  7.80% due 08/18/2010                                                             35,000           40,654

FirstEnergy Corp.
  6.45% due 11/15/2011                                                             30,000           32,779

Ford Motor Company
  7.45% due 07/16/2031 (a)                                                         95,000           79,308

Ford Motor Credit Company
  5.80% due 01/12/2009                                                            170,000          161,380

FPL Group Capital, Inc.
  7.625% due 09/15/2006                                                            50,000           52,046

General Electric Capital Corp., MTN
  6.75% due 03/15/2032                                                             50,000           61,699

General Electric Capital Corp., MTN, Series A
  6.00% due 06/15/2012                                                            275,000          299,920

General Motors Acceptance Corp.
  6.125% due 09/15/2006                                                            45,000           45,032
  6.875% due 09/15/2011                                                           135,000          124,617

Goldman Sachs Group, Inc.
  6.875% due 01/15/2011                                                           110,000          122,654

Harley Davidson Funding Corp. MTN
  3.625% due 12/15/2008                                                            25,000           24,548

Harrahs Operating, Inc.
  7.50% due 01/15/2009                                                             30,000           32,768

HSBC Finance Corp.
  6.75% due 05/15/2011                                                             30,000           33,299

ICI Wilmington, Inc.
  4.375% due 12/01/2008                                                            80,000           79,392

International Lease Finance Corp.
  3.50% due 04/01/2009                                                             25,000           24,074

International Paper Company
  6.75% due 09/01/2011                                                             30,000           32,701

John Deere Capital Corp.
  7.00% due 03/15/2012                                                             35,000           40,155

JP Morgan Chase & Company
  6.75% due 02/01/2011                                                             80,000           88,472

Kraft Foods, Inc.
  5.625% due 11/01/2011                                                            65,000           68,954

Lockheed Martin Corp.
  8.50% due 12/01/2029                                                             25,000           36,104

Marathon Oil Corp.
  6.125% due 03/15/2012                                                            25,000           27,210

Marsh & Mclennan Companies, Inc.
  6.25% due 03/15/2012                                                             40,000           42,219

McKesson Corp.
  7.75% due 02/01/2012                                                             25,000           29,052

Miller Brewing Company
  5.50% due 08/15/2013                                                             65,000           67,360

Morgan Stanley
  6.75% due 04/15/2011                                                            150,000          166,085

Motorola, Inc.
  7.625% due 11/15/2010                                                            25,000           28,606

Newell Rubbermaid, Inc.
  4.00% due 05/01/2010                                                             25,000           24,231

News America, Inc.
  6.20% due 12/15/2034                                                             30,000           31,485

Pacific Gas & Electric Company
  6.05% due 03/01/2034                                                             30,000           33,063

Pemex Project Funding Master Trust
  8.00% due 11/15/2011                                                             30,000           34,080

Philip Morris Companies, Inc.
  7.75% due 01/15/2027                                                             25,000           30,021

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                             ------------      -----------
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
PPL Capital Funding, Inc.
  4.33% due 03/01/2009                                                       $     30,000           29,768

Progress Energy, Inc.
  7.00% due 10/30/2031                                                             35,000           40,425

PSEG Power LLC
  7.75% due 04/15/2011                                                             30,000           34,588

Safeway, Inc.
  3.80% due 08/15/2005                                                             25,000           24,976

Sempra Energy
  7.95% due 03/01/2010                                                             35,000           39,745

Sprint Capital Corp.
  8.375% due 03/15/2012                                                            40,000           48,113

Telus Corp.
  8.00% due 06/01/2011                                                             25,000           29,238

The Kroger Company
  7.50% due 04/01/2031 (a)                                                         25,000           30,107

Time Warner, Inc.
  7.625% due 04/15/2031                                                            55,000           68,689

TXU Energy Company LLC
  7.00% due 03/15/2013                                                             45,000           50,185

Union Pacific Corp.
  6.70% due 12/01/2006                                                             40,000           41,309

USA Education, Inc.
  5.625% due 04/10/2007                                                            60,000           61,515

Valero Energy Corp.
  7.50% due 04/15/2032                                                             45,000           55,544

Verizon New England, Inc.
  6.50% due 09/15/2011                                                             75,000           81,569

Viacom, Inc.
  6.625% due 05/15/2011                                                            35,000           37,594

Washington Mutual, Inc.
  5.625% due 01/15/2007                                                           140,000          143,087

Waste Management, Inc.
  7.375% due 08/01/2010                                                            35,000           39,139

Wells Fargo Bank NA
  6.45% due 02/01/2011                                                             35,000           38,605

Weyerhaeuser Company
  7.375% due 03/15/2032                                                            35,000           41,271

Wyeth
  5.50% due 03/15/2013                                                             35,000           36,836

Xcel Energy, Inc.
  7.00% due 12/01/2010                                                             35,000           38,937
                                                                                               -----------
                                                                                                 4,835,255
                                                                                               -----------
TOTAL CORPORATE BONDS (Cost $5,274,726)                                                        $ 5,318,782
                                                                                               -----------
COLLATERALIZED MORTGAGE

OBLIGATIONS - 2.83%

UNITED STATES - 2.83%

CS First Boston Mortgage Securities Corp.,
  Series 2003-27, Class IXA1
  7.00% due 11/25/2033                                                             37,000           37,886

DLJ Commercial Mortgage Corp.,
  Series 1999-CG1, Class A1B
  6.46% due 03/10/2032                                                            345,000          369,006

Federal National Mortgage Association,
  Series 2001-57, Class PC
  6.50% due 09/25/2030                                                             38,500           38,443

First Horizon Alternative Mortgage
  Securities, Series 2004-AA3, Class A1
  5.3456% due 09/25/2034 (b)                                                      155,854          157,652

First Union Lehman Brothers Mortgage Trust,
  Series 1997-C2, Class A3
  6.65% due 11/18/2029                                                            137,167          143,417

Four Times Square Trust,
  Series 2000-4TS, Class A1
  7.69% due 04/15/2015                                                            204,598          222,017

Four Times Square Trust,
  Series 2000-4TS, Class C
  7.86% due 04/15/2015                                                            500,000          568,871

GS Mortgage Securities Corp.,
  Series 1998-GLII, Class A1
  6.312% due 04/13/2031                                                           117,201          120,202

GSR Mortgage Loan Trust, Series 2005-4F,
  Class 3A1
  6.50% due 04/25/2020                                                            463,438          489,152

JPMorgan Commercial Mortgage Finance Corp.,
  Series 1999-C8, Class A1
  7.325% due 07/15/2031                                                            48,174           49,793

JPMorgan Commercial Mortgage Finance Corp.,
  Series 1999-C8, Class A2
  7.40% due 07/15/2031                                                            200,000          219,968

LB Commercial Conduit Mortgage Trust,
  Series 1999-C1, Class A1
  6.41% due 06/15/2031                                                             65,672           66,856

Mach One 2004 Trust, Series 2004-1A, Class A1
  3.89% due 05/28/2040                                                            313,732          309,995

Meristar Commercial Mortgage Trust,
  Series 1999-C1, Class A2
  7.61% due 03/03/2016                                                            600,000          670,360

Merrill Lynch Credit Corp. Mortgage
  Investors, Inc., Series 2003-D, Class XA1
  1.00% IO due 08/25/2028 (b)                                                     841,139           10,514

Morgan Stanley Dean Witter Capital I ,
  Series 2000-LIFE, Class A1
  7.42% due 11/15/2036                                                             76,246           80,081

Morgan Stanley Dean Witter Capital I,
  Series 2000-LIFE, Class A2
  7.57% due 11/15/2036                                                            150,000          168,200

Morgan Stanley Mortgage Loan Trust,
  Series 2004-4, Class 2A
  6.5148% due 09/25/2034 (b)                                                      174,467          177,769

Nomura Asset Securities Corp.,
  Series 1996-MD5, Class A4
  8.268% due 04/13/2039 (b)                                                       250,000          259,059

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                  -------------     -------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)

UNITED STATES (CONTINUED)
Structured Asset Securities Corp.,
  Series 2002-23XS, Class A7
  6.08% due 11/25/2032                            $     150,000     $     151,249

Structured Asset Securities Corp.,
  Series 2004-3AC, Class A1
  4.94% due 03/25/2034 (b)                               81,833            82,351
                                                                    -------------
                                                                        4,392,841
                                                                    -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,482,761)                                                   $   4,392,841
                                                                    -------------

ASSET BACKED SECURITIES - 0.59%

UNITED STATES - 0.59%
Americredit Automobile Recreation Trust,
  Series 2001-B, Class A4
  5.37% due 06/12/2008                                   35,499            35,638

California Infrastructure Development PG&E-1,
  Series 1997-1, Class A7
  6.42% due 09/25/2008                                   57,002            57,982

Countrywide Asset-Backed Certificates,
  Series 2004-SD1, Class A1
  3.6544% due 06/25/2033 (b)                             34,316            34,378

First Franklin Mortgage Loan Asset Backed
  Certificates, Series 2004-FFB, Class A1
  4.1665% due 06/25/2024                                 64,818            64,655

Greenpoint Home Equity Loan Trust,
  Series 2004-3, Class A
  3.45% due 03/15/2035 (b)                              124,574           124,889

RAFC Asset Backed Trust,
  Series 2001-1, Class A3
  5.115% due 11/25/2029                                  18,926            18,909

Reliant Energy Transport Bond Company,
  Series 2001-1, Class A4
  5.63% due 09/15/2015                                  125,000           133,972

WFS Financial 2002-2 Owner Trust,
  Series 2002-2, Class A4
  4.50% due 02/20/2010                                  442,571           444,152
                                                                    -------------
                                                                          914,575
                                                                    -------------
TOTAL ASSET BACKED SECURITIES
(Cost $923,730)                                                     $     914,575
                                                                    -------------

SUPRANATIONAL OBLIGATIONS - 0.02%

LUXEMBOURG - 0.02%
European Investment Bank, Series DTC
  4.875% due 09/06/2006                                  25,000            25,324
                                                  -------------     -------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $27,513)                                                      $      25,324
                                                                    -------------

SHORT TERM INVESTMENTS - 6.99%
State Street Navigator Securities
  Lending Prime Portfolio                         $  10,823,659     $  10,823,659
                                                  -------------     -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $10,823,659)                                                  $  10,823,659
                                                                    -------------

REPURCHASE AGREEMENTS - 9.62%
Repurchase Agreement with State Street Corp.
   dated 06/30/2005 at 1.40% to be
   repurchased at $14,904,580 on 07/01/2005,
   collateralized by $15,075,000 Federal Home
   Loan Mortgage Corporation, 4.20% due
   10/20/2009 (valued at $15,511,044,
   including interest)                               14,904,000        14,904,000
                                                  -------------     -------------
TOTAL REPURCHASE AGREEMENTS (Cost $14,904,000)                      $  14,904,000
                                                                    -------------
TOTAL INVESTMENTS (GLOBAL ALLOCATION TRUST)
(COST $158,654,603) - 107.25%                                       $ 166,131,734
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.25)%                       (11,235,823)
                                                                    -------------
TOTAL NET ASSETS - 100.00%                                          $ 154,895,911
                                                                    =============

The Trust had the following five top industry concentrations as of June 30, 2005 (as a percentage of total net assets):

Financial Services                                 7.34%
Mutual Funds                                       6.80%
Banking                                            4.97%
Insurance                                          3.25%
Pharmaceuticals                                    3.02%

HIGH YIELD TRUST

                                        SHARES OR
                                        PRINCIPAL
                                          AMOUNT       VALUE
                                        ----------   ----------
COMMON STOCKS - 0.33%

INTERNET CONTENT - 0.01%
Globix Corp. * (a)                          83,945   $  207,344

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.32%
Song Networks Holding AB *                  27,635            0
Telewest Global, Inc. *                    216,164    4,924,216
Viatel Holding, Ltd. *                      11,667          817
                                                     ----------
                                                      4,925,033

TELEPHONE - 0.00%
XO Communications, Inc. * (a)                4,585       12,196
                                        ----------   ----------
TOTAL COMMON STOCKS (Cost $9,881,707)                $5,144,573
                                                     ----------

PREFERRED STOCKS - 0.45%

AUTO PARTS - 0.17%
Delphi Trust I * (a)                       140,000    2,613,800

CELLULAR COMMUNICATIONS - 0.28%
Alamosa Holdings, Inc. * (a)                 4,080    4,301,258

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Maxcom Telecomunicaciones SA * (e)         170,850        1,709

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT           VALUE
                                         ---------------   -------------
PREFERRED STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
McLeodUSA, Inc., Class A *                        16,663   $        3,999
                                                           --------------
                                                                    5,708
                                                           --------------
TOTAL PREFERRED STOCKS (Cost $ 7,217,463)                  $    6,920,766
                                                           --------------
WARRANTS - 0.01%

BROADCASTING - 0.01%
XM Satellite Radio, Inc.
  (Expiration date 03/15/2010; strike
  price $49.50) *                                  1,295           77,700

ELECTRICAL UTILITIES - 0.00%
SW Acquisition
  (Expiration date 04/01/2011; strike
  price $0.01) *                                     198           61,225

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Maxcom Telecomunicaciones SA
  (Expiration date 04/01/2007; strike
  price $0.01) * (e)                               1,675              419

McLeodUSA, Inc.
  (Expiration date 04/16/2007; strike
  price $1.354) *                                 36,926              184
                                                           --------------
                                                                      603

TELEPHONE - 0.00%
XO Communications, Inc.
  (Expiration date 01/16/2010; strike
  price $6.25) * (a)                               9,172            3,210
  (Expiration date 01/16/2010; strike
  price $7.50) * (a)                               6,878            1,788
  (Expiration date 01/16/2010; strike
  price $10.00) *                                  6,878            1,445
                                                           --------------
                                                                    6,443
                                                           --------------
TOTAL WARRANTS (Cost $124,371)                             $      145,971
                                                           --------------

FOREIGN GOVERNMENT OBLIGATIONS - 19.14%

ARGENTINA - 0.77%
Republic of Argentina
  3.01% due 08/03/2012 (b)                $    3,575,000        3,233,588
  5.83% due 12/31/2033                  ARS   23,171,212        8,072,267
  8.00% due 10/30/2009                  EUR1,000,000,000          160,547
  8.50% due 02/23/2049                         2,428,000          438,262
                                                           --------------
                                                               11,904,664

BRAZIL - 4.79%
Federal Republic of Brazil
  4.25% due 04/15/2009 (b)                $    1,046,154        1,014,769
  4.3125% due 04/15/2012 (b)                  13,967,238       13,435,087
  8.00% due 04/15/2014 (b)                    35,654,452       36,520,855
  11.00% due 08/17/2040                        8,015,000        9,642,045
  11.00% due 01/11/2012                        1,100,000        1,306,250
  12.25% due 03/06/2030                        8,755,000       11,731,700
                                                           --------------
                                                               73,650,706

BULGARIA - 0.14%
Republic of Bulgaria, Series A
  3.75% due 07/28/2012 (b)                     1,200,000        1,201,080
  8.25% due 01/15/2015                           800,000        1,007,280
                                                           --------------
                                                                2,208,360

COLOMBIA - 1.03%
Republic of Colombia
  8.125% due 05/21/2024 (a)                    2,640,000        2,633,400
  9.75% due 04/23/2009 (a)                     2,625,000        3,021,375
  10.00% due 01/23/2012                        1,450,000        1,689,250
  10.375% due 01/28/2033                       2,960,000        3,529,800
  10.75% due 01/15/2013                        1,025,000        1,246,400
  11.75% due 02/25/2020                        2,850,000        3,747,750
                                                           --------------
                                                               15,867,975

COSTA RICA - 0.01%
Republic of Costa Rica
  6.548% due 03/20/2014                          150,000          147,563

ECUADOR - 0.25%
Republic of Ecuador
  8.00% due 08/15/2030 (b)                     3,860,000        3,213,450
  12.00% due 11/15/2012                          615,000          578,715
                                                           --------------
                                                                3,792,165

MEXICO - 3.72%
Government of Mexico
  5.875% due 01/15/2014                        2,479,000        2,586,837
  6.375% due 01/16/2013                        4,370,000        4,691,195
  6.625% due 03/03/2015                       14,280,000       15,715,140
  7.50% due 04/08/2033                        11,355,000       13,029,862
  8.00% due 09/24/2022                           675,000          826,875
  8.125% due 12/30/2019 (a)                    4,525,000        5,554,437
  8.30% due 08/15/2031                           160,000          199,200
  8.375% due 01/14/2011                        2,810,000        3,270,840
  11.375% due 09/15/2016                       7,600,000       11,286,000
                                                           --------------
                                                               57,160,386

MOROCCO - 0.06%
Kingdom of Morocco
  3.802% due 01/01/2009 (b)                      989,212          974,374

PANAMA - 0.50%
Republic of Panama
  7.25% due 03/15/2015                         1,275,000        1,385,925
  8.875% due 09/30/2027                          680,000          810,900
  9.375% due 04/01/2029                        3,625,000        4,485,938
  9.375% due 01/16/2023                          752,000          928,720
                                                           --------------
                                                                7,611,483

PERU - 0.82%
Republic of Peru
  5.00% due 03/07/2017 (b)                     4,335,000        4,129,087

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                                             SHARES OR
                                                                             PRINCIPAL
                                                                               AMOUNT            VALUE
                                                                             ------------    ------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

PERU (CONTINUED)
Republic of Peru (continued)
  5.00% due 03/07/2017 (b)                                                   $    594,000    $    561,330
  8.75% due 11/21/2033                                                          3,175,000       3,579,813
  9.125% due 02/21/2012                                                         2,203,000       2,577,510
  9.875% due 02/06/2015                                                         1,375,000       1,701,562
                                                                                             ------------
                                                                                               12,549,302

PHILIPPINES - 1.00%
Republic of Philippines
  8.25% due 01/15/2014                                                            775,000         778,875
  9.375% due 01/18/2017                                                           275,000         294,250
  9.50% due 02/02/2030                                                          2,225,000       2,270,613
  10.625% due 03/16/2025                                                       10,675,000      11,942,656
                                                                                             ------------
                                                                                               15,286,394

RUSSIA - 3.50%
Russian Federation
  5.00% due 03/31/2030                                                         36,320,000      40,547,648
  11.00% due 07/24/2018                                                         6,755,000      10,076,433
  12.75% due 06/24/2028                                                         1,725,000       3,119,835
                                                                                             ------------
                                                                                               53,743,916

SOUTH AFRICA - 0.26%
Republic of South Africa
  6.50% due 06/02/2014                                                          2,050,000       2,288,313
  9.125% due 05/19/2009                                                         1,425,000       1,653,000
                                                                                             ------------
                                                                                                3,941,313

TURKEY - 1.25%
Republic of Turkey
  9.50% due 01/15/2014                                                          5,075,000       5,988,500
  11.00% due 01/14/2013                                                         1,800,000       2,272,500
  11.75% due 06/15/2010                                                           475,000         590,188
  11.875% due 01/15/2030 (a)                                                    7,125,000      10,304,531
                                                                                             ------------
                                                                                               19,155,719

UKRAINE - 0.21%
Republic of Ukraine
  7.65% due 06/11/2013                                                          2,900,000       3,197,250

VENEZUELA - 0.83%
Republic of Venezuela
  4.15% due 04/20/2011 (b)                                                      1,780,000       1,627,158
  6.75% due 03/31/2020                                                            300,000         300,750
  8.50% due 10/08/2014                                                          5,025,000       5,218,462
  10.75% due 09/19/2013                                                         4,800,000       5,618,400
                                                                                             ------------
                                                                                               12,764,770
                                                                                             ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $282,109,693)                                                                          $293,956,340
                                                                                             ------------

CORPORATE BONDS - 72.67%

ADVERTISING - 0.49%
Advanstar Communications, Inc.
  10.75% due 08/15/2010                                                           120,000         131,100

RH Donnelley Finance Corp., Series I
  10.875% due 12/15/2012                                                        1,425,000       1,656,562

Vertis, Inc.
  9.75% due 04/01/2009                                                          5,590,000       5,813,600
                                                                                             ------------
                                                                                                7,601,262

AEROSPACE - 1.54%

Alliant Techsystems, Inc.
  8.50% due 05/15/2011                                                          2,750,000       2,935,625

Argo Tech Corp.
  9.25% due 06/01/2011                                                             80,000          86,800

DRS Technologies, Inc.
  6.875% due 11/01/2013 (a)                                                     5,625,000       5,821,875

Moog, Inc.
  6.25% due 01/15/2015                                                             95,000          94,762

Sequa Corp.
  9.00% due 08/01/2009                                                          5,365,000       5,901,500

Sequa Corp., Series B
  8.875% due 04/01/2008                                                         3,855,000       4,144,125

Titan Corp.
  8.00% due 05/15/2011                                                          4,400,000       4,719,000

TransDigm, Inc.
  8.375% due 07/15/2011                                                            10,000          10,525
                                                                                             ------------
                                                                                               23,714,212

AGRICULTURE - 0.49%

Hines Nurseries, Inc.
  10.25% due 10/01/2011                                                         2,600,000       2,678,000

UAP Holding Corp.
  zero coupon, Step up to 10.75% on
    01/15/2008 due 07/15/2012                                                   2,175,000       1,783,500

United Agri Products, Inc.
  8.25 due 12/15/2011                                                           2,969,000       3,072,915
                                                                                             ------------
                                                                                                7,534,415

AIR TRAVEL - 0.18%
Continental Airlines, Inc.
  6.541% due 09/15/2008                                                           849,959         758,290
  6.80% due 07/02/2007                                                            677,826         585,335
  8.00% due 12/15/2005 (a)                                                      1,400,000       1,400,000
                                                                                             ------------
                                                                                                2,743,625

ALUMINUM - 0.28%
IMCO Recycling, Inc.
  10.375% due 10/15/2010                                                        3,900,000       4,280,250

AMUSEMENT & THEME PARKS - 0.27%
Six Flags, Inc.
  9.625% due 06/01/2014 (a)                                                     3,950,000       3,693,250
  9.75% due 04/15/2013 (a)                                                        500,000         471,875
                                                                                             ------------
                                                                                                4,165,125

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                                                 SHARES OR
                                                                                 PRINCIPAL
                                                                                   AMOUNT                   VALUE
                                                                                ------------            ------------
CORPORATE BONDS (CONTINUED)

APPAREL & TEXTILES - 0.44%
Levi Strauss & Company
  7.73% due 04/01/2012                                                          $  1,400,000            $  1,323,000
  9.75% due 01/15/2015                                                             3,750,000               3,721,875
  12.25% due 12/15/2012 (a)                                                        1,510,000               1,649,675
                                                                                                        ------------
                                                                                                           6,694,550

AUTO PARTS - 1.10%
CSK Auto, Inc.
  7.00% due 01/15/2014                                                             4,750,000               4,536,250

Keystone Automotive Operations
  9.75% due 11/01/2013                                                             4,540,000               4,494,600

Tenneco Automotive, Inc.
  8.625% due 11/15/2014 (a)                                                        4,600,000               4,623,000
  10.25% due 07/15/2013                                                              205,000                 231,650

TRW Automotive, Inc.
  9.375% due 02/15/2013                                                            2,678,000               2,965,885
                                                                                                        ------------
                                                                                                          16,851,385

AUTOMOBILES - 1.46%
Ford Motor Company
  6.625% due 10/01/2028                                                            1,225,000                 960,952
  7.45% due 07/16/2031 (a)                                                        23,050,000              19,242,509

General Motors Corp.
  8.375% due 07/15/2033 (a)                                                        2,725,000               2,275,375
                                                                                                        ------------
                                                                                                          22,478,836

BROADCASTING - 3.22%
Callahan Nordrhein Westfalen
  14.00% due 07/15/2010 +++                                                        4,800,000                 360,000

CanWest Media Inc.
  8.00% due 09/15/2012                                                             5,249,282               5,524,869

CanWest Media, Inc.
  10.625% due 05/15/2011                                                             155,000                 169,144

Charter Communications Holdings
  zero coupon, Step up to 11.75% on
    05/15/2006 due 05/15/2011                                                      4,525,000               2,997,812
  8.625% due 04/01/2009 (a)                                                        1,500,000               1,113,750
  10.00% due 04/01/2009                                                            2,000,000               1,545,000
  10.25% due 01/15/2010                                                           13,675,000              10,153,687
  10.75% due 10/01/2009                                                            1,850,000               1,429,125
  11.75 due 01/15/2010                                                               700,000                 549,500

Charter Communications Operating LLC
  8.00% due 04/30/2012                                                               430,000                 427,850

Charter Communications Operating LLC/Charter
  Communications Operating Capital
  8.375% due 04/30/2014                                                              290,000                 288,550

Corus Entertainment, Inc.
  8.75% due 03/01/2012                                                               510,000                 546,975

CSC Holdings, Inc.
  10.50% due 05/15/2016 (a)                                                          640,000                 688,000

CSC Holdings, Inc., Series B
  7.625% due 04/01/2011                                                            1,410,000               1,402,950
  8.125% due 07/15/2009                                                              320,000                 324,000

Emmis Communications Corp.
  9.314% due 06/15/2012 (a)(b)                                                     2,850,000               2,899,875

Liberty Media Corp.
  5.70% due 05/15/2013 (a)                                                           295,000                 274,380
  7.875% due 07/15/2009                                                              250,000                 266,794
  8.25% due 02/01/2030 (a)                                                           205,000                 203,933

Liberty Media Group
  7.75% due 07/15/2009                                                                60,000                  63,766

Nextmedia Operating, Inc.
  10.75% due 07/01/2011                                                            3,760,000               4,084,300

Radio One, Inc.
  6.375% due 02/15/2013                                                            3,940,000               3,875,975

Salem Communications Holding Corp.
  9.00% due 07/01/2011                                                             1,963,000               2,115,133

Sinclair Broadcast Group, Inc.
  8.75% due 12/15/2011                                                               165,000                 173,250

Spanish Broadcasting Systems Inc.
  9.625% due 11/01/2009                                                            3,400,000               3,565,750

Young Broadcasting, Inc.
  10.00% due 03/01/2011 (a)                                                        4,625,000               4,393,750
                                                                                                        ------------
                                                                                                          49,438,118

BUILDING MATERIALS & CONSTRUCTION - 0.51%
Associated Materials, Inc.
  zero coupon, Step up to 11.25% on
    03/01/2009 due 03/01/2014                                                      7,000,000               4,445,000

Brand Services, Inc.
  12.00% due 10/15/2012                                                            3,130,000               3,349,100
                                                                                                        ------------
                                                                                                           7,794,100

BUSINESS SERVICES - 1.96%

Allied Security Escrow Corp.
  11.375% due 07/15/2011                                                           2,225,000               2,169,375

Conveo Corp.
  7.875% due 12/01/2013 (a)                                                        3,950,000               3,752,500

DI Finance/ DynCorp International
  9.50% due 02/15/2013                                                             5,800,000               5,394,000

Encompass Services Corp.
  10.50% due 05/01/2009 +++ (a)                                                            0                       0

Interep National Radio Sales, Inc., Series B,
  Class A
  10.00% due 07/01/2008 (a)                                                        2,878,000               2,392,337

Invensys PLC
  9.875% due 03/15/2011 (a)                                                        3,865,000               3,691,075

Iron Mountain, Inc.
  6.625% due 01/01/2016                                                               50,000                  46,250
  7.75% due 01/15/2015                                                             8,676,000               8,719,380
  8.625% due 04/01/2013                                                            2,785,000               2,882,475

Xerox Corp.
  7.20% due 04/01/2016                                                               360,000                 388,800
  9.75% due 01/15/2009                                                               645,000                 733,688
                                                                                                        ------------
                                                                                                          30,169,880

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT         VALUE
                                             -------------   -----------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION - 3.09%
Atlantic Broadband Finance LLC
    9.375% due 01/15/2014 (a)                  $ 4,325,000   $ 4,065,500
Cablevision Systems Corp., Series B
    7.89% due 04/01/2009 (b)                     2,750,000     2,756,875
CSC Holdings Inc.
    7.00% due 04/15/2012                           185,000       173,437
CSC Holdings, Inc.
    7.25% due 07/15/2008                         3,100,000     3,107,750
DirecTV Holdings LLC
    8.375% due 03/15/2013                        3,669,000     4,063,417
DirecTV Holdings/Finance
    6.375% due 06/15/2015                        4,975,000     4,950,125
Echostar DBS Corp.
    6.375% due 10/01/2011 (a)                      685,000       679,006
    6.625% due 10/01/2014                        9,300,000     9,183,750
Insight Communications, Inc.
    zero coupon, Step up to 12.25% on
        02/15/2006 due 02/15/2011 (a)              625,000       626,563
Lodgenet Entertainment Corp.
    9.50% due 06/15/2013                         3,415,000     3,739,425
Mediacom Broadband LLC
    11.00% due 07/15/2013 (a)                    3,070,000     3,323,275
Mediacom LLC/Mediacom Capital Corp.
    9.50% due 01/15/2013 (a)                     2,325,000     2,319,188
Rainbow National Services LLC
    10.375% due 09/01/2014                       3,350,000     3,852,500
Renaissance Media Group, LLC
    10.00% due 04/15/2008                          285,000       282,150
Rogers Cable, Inc.
    6.25% due 06/15/2013                           450,000       448,875
    6.75% due 03/15/2015 (a)                        70,000        71,925
    7.875% due 05/01/2012                           35,000        38,063
Shaw Communications, Inc.
    8.25% due 04/11/2010                           260,000       288,600
Sinclair Broadcast Group, Inc.
    8.00% due 03/15/2012                         3,105,000     3,182,625
Young Broadcasting, Inc.
    8.75% due 01/15/2014 (a)                       300,000       265,500
                                                             -----------
                                                              47,418,549

CELLULAR COMMUNICATIONS - 2.95%
Alamosa Delaware, Inc.
    zero coupon, Step up to 12.00% on
        07/31/2005 due 07/31/2009 (a)            1,256,000     1,384,740
    11.00% due 07/31/2010                        1,625,000     1,822,031
American Tower Corp.
    7.25% due 12/01/2011 (a)                       500,000       527,500
    7.50% due 05/01/2012 (a)                     7,000,000     7,472,500
    9.375% due 02/01/2009 (a)                      632,000       662,810
Centennial Cellular Operating Company, LLC
    10.75% due 12/15/2008                          808,000       839,310
Centennial Communications Corp.
    10.125% due 06/15/2013                       2,150,000     2,429,500
Nextel Communications, Inc.
    6.875% due 10/31/2013                        1,510,000     1,613,812
    7.375% due 08/01/2015                       12,600,000    13,608,000
    9.50% due 02/01/2011                           208,571       224,735
Rogers Wireless Communications, Inc.
    7.50% due 03/15/2015                           265,000       287,525
Rogers Wireless, Inc.
    9.625% due 05/01/2011                          650,000       763,750
SBA Communications Corp.
    8.50% due 12/01/2012                         1,075,000     1,158,313
SBA Telecommunication /
    SBA Communications Corp.
    zero coupon, Step up to 9.75% on
        12/15/2007 due 12/15/2011                3,405,000     3,132,600
UbiquiTel Operating Company
    9.875% due 03/01/2011                        4,525,000     4,966,188
US Unwired, Inc., Series B
    10.00% due 06/15/2012                        4,000,000     4,450,000
                                                             -----------
                                                              45,343,314

CHEMICALS - 4.75%
Acetex Corp.
    10.875% due 08/01/2009                       4,840,000     5,106,200
Airgas, Inc.
    9.125% due 10/01/2011                          205,000       221,656
Equistar Chemicals LP
    10.125% due 09/01/2008                       2,858,000     3,093,785
    10.625% due 05/01/2011                       1,415,000     1,561,806
Ethyl Corp.
    8.875% due 05/01/2010                        3,950,000     4,093,187
FMC Corp.
    7.75% due 07/01/2011                           500,000       550,000
    10.25% due 11/01/2009                        2,150,000     2,421,437
Hercules, Inc.
    6.75% due 10/15/2029                         5,175,000     5,019,750
Huntsman Advanced Materials LLC
    11.00% due 07/15/2010                        3,035,000     3,429,550
Huntsman ICI Chemicals
    10.125% due 07/01/2009                   EUR   732,000       918,820
Huntsman International LLC
    7.375% due 01/01/2015 (a)                  $ 4,350,000     4,295,625
    9.875% due 03/01/2009                          415,000       444,050
Huntsman LLC
    11.625% due 10/15/2010 (a)                      81,000        94,972
IMC Global, Inc.
    7.30% due 01/15/2028                           170,000       164,050
    10.875% due 08/01/2013                         275,000       323,125
Innophos, Inc.
    8.875% due 08/15/2014                        2,525,000     2,575,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT        VALUE
                                          -----------   -----------
CORPORATE BONDS (CONTINUED)

CHEMICALS (CONTINUED)
ISP Chemco, Inc., Series B
  10.25% due 07/01/2011                   $ 1,235,000   $ 1,346,150
ISP Holdings, Inc., Series B
  10.625% due 12/15/2009 (a)                4,195,000     4,509,625
JohnsonDiversey, Inc., Series B
  9.625% due 05/15/2012                       215,000       218,225
Lubrizol Corp.
  5.50% due 10/01/2014                         80,000        82,505
Lyondell Chemical Company
  9.50% due 12/15/2008                      1,600,000     1,702,000
Lyondell Chemical Company, Series A
  9.625% due 05/01/2007                     2,500,000     2,668,750
Lyondell Chemical Company, Series B
  9.875% due 05/01/2007 (a)                    12,000        12,300
Methanex Corp.
  8.75% due 08/15/2012                      2,510,000     2,870,813
Millennium America, Inc.
  7.00% due 11/15/2006                        890,000       910,025
  9.25% due 06/15/2008 (a)                  2,095,000     2,275,694
Nalco Company
  7.75% due 11/15/2011                        300,000       319,500
  8.875% due 11/15/2013 (a)                 4,325,000     4,638,563
Nova Chemicals Corp
  6.50% due 01/15/2012 (a)                    135,000       131,288
OM Group, Inc.
  9.25% due 12/15/2011                      5,675,000     5,675,000
Omnova Solutions, Inc.
  11.25% due 06/01/2010                        90,000        94,500
PQ Corp.
  7.50% due 02/15/2013                      2,950,000     2,898,375
Rhodia SA
  7.625% due 06/01/2010 (a)                 2,950,000     2,861,500
  8.875% due 06/01/2011 (a)                 2,100,000     2,021,250
  10.25% due 06/01/2010 (a)                   550,000       589,875
Union Carbide Chemicals & Plastics
  7.875% due 04/01/2023 (a)                    55,000        60,913
Westlake Chemical Corp.
  8.75% due 07/15/2011                      2,584,000     2,810,100
                                                        -----------
                                                         73,010,464

COAL - 0.02%
Massey Energy Company
  6.625% due 11/15/2010 (a)                   110,000       113,300
  6.95% due 03/01/2007                        190,000       195,225
                                                        -----------
                                                            308,525

COMPUTERS & BUSINESS EQUIPMENT - 0.25%
Seagate Technology Holdings
  8.00% due 05/15/2009                      3,650,000     3,882,688

CONSTRUCTION & MINING EQUIPMENT - 0.14%
Terex Corp
  7.375% due 01/15/2014                     2,125,000     2,199,375

CONSTRUCTION MATERIALS - 0.23%
Nortek, Inc.
  8.50% due 09/01/2014                      3,300,000     3,069,000
Texas Industries, Inc.
  7.25% due 07/15/2013                        450,000       461,250
                                                        -----------
                                                          3,530,250

CONTAINERS & GLASS - 2.78%
Anchor Glass Container Corp.
  11.00% due 02/15/2013 (a)                 4,915,000     3,833,700
Crown European Holdings, SA
  9.50% due 03/01/2011                        410,000       454,075
Graphic Packaging International Corp.
  8.50% due 08/15/2011                        575,000       592,250
  9.50% due 08/15/2013 (a)                  5,975,000     6,019,812
Owens Brockway Glass Container
  8.75% due 11/15/2012                      1,425,000     1,571,062
Owens-Brockway
  7.75% due 05/15/2011                        415,000       440,938
Owens-Illinois, Inc., Series 2008
  7.35% due 05/15/2008 (a)                  1,250,000     1,296,875
Owens-Illinois, Inc., Series 2010
  7.50% due 05/15/2010 (a)                  3,910,000     4,105,500
Plastipak Holdings, Inc.
  10.75% due 09/01/2011                     5,795,000     6,388,988
Pliant Corp.
  11.625% due 06/15/2009                      914,807       976,556
  13.00% due 06/01/2010 (a)                   785,000       635,850
  13.00% due 06/01/2010 (a)                 1,760,000     1,425,600
Radnor Holdings Corp.
  11.00% due 03/15/2010 (a)                 2,750,000     1,876,875
Stone Container Corp.
  8.375% due 07/01/2012 (a)                 5,150,000     5,201,500
  9.25% due 02/01/2008                        200,000       208,500
  9.75% due 02/01/2011                      3,050,000     3,217,750
Tekni Plex, Inc., Series B
  12.75% due 06/15/2010 (a)                 3,116,000     2,134,460
Tekni-Plex, Inc.
  8.75% due 11/15/2013 (a)                  2,625,000     2,329,688
                                                        -----------
                                                         42,709,979

CORRECTIONAL FACILITIES - 0.21%
Corrections Corporation of America
  6.25% due 03/15/2013                      3,195,000     3,171,038

COSMETICS & TOILETRIES - 0.61%
Del Laboratories, Inc.
  8.00% due 02/01/2012                      5,200,000     4,472,000
Jafra Cosmetics International, Inc.
  10.75% due 05/15/2011                     1,746,000     1,955,520
Playtex Products, Inc.
  9.375% due 06/01/2011 (a)                 2,875,000     3,025,938
                                                        -----------
                                                          9,453,458

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT        VALUE
                                               -----------   -----------
CORPORATE BONDS (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS - 0.68%
Chesapeake Energy Corp.
  6.625% due 01/15/2016                        $   345,000   $   356,213
  6.875% due 01/15/2016                          6,534,000     6,811,695
  7.00% due 08/15/2014 (a)                       2,400,000     2,544,000
  7.50% due 09/15/2013                              60,000        64,950
  7.75% due 01/15/2015 (a)                          35,000        37,800
Kerr-McGee Corp.
  7.00% due 11/01/2011                             450,000       448,875
Plains Exploration & Production Company
  7.125% due 06/15/2014 (a)                        105,000       112,350
  8.75% due 07/01/2012                              45,000        48,825
                                                             -----------
                                                              10,424,708

DOMESTIC OIL - 1.05%
Amerada Hess Corp.
  7.30% due 08/15/2031                             395,000       476,594
Encore Acquisition Company
  8.375% due 06/15/2012                             70,000        75,950
Evergreen Resources, Inc.
  5.875% due 03/15/2012 (a)                         55,000        54,691
Exco Resources, Inc.
  7.25% due 01/15/2011                           1,580,000     1,580,000
Forest Oil Corp.
  8.00% due 06/15/2008                             102,000       109,140
  8.00% due 12/15/2011                             335,000       368,500
Magnum Hunter Resources, Inc.
  9.60% due 03/15/2012                           4,206,000     4,668,660
Stone Energy Corp.
  8.25% due 12/15/2011                           4,125,000     4,320,938
Swift Energy Company
  9.375% due 05/01/2012 (a)                      4,100,000     4,417,750
                                                             -----------
                                                              16,072,223

DRUGS & HEALTH CARE - 1.19%
aaiPharma, Inc.
  11.50% due 04/01/2010 +++ (a)                  2,550,000     1,338,750
General Nutrition Centers, Inc.
  8.50% due 12/01/2010 (a)                       3,775,000     3,020,000
Rite Aid Corp
  7.50% due 01/15/2015                           3,025,000     2,904,000
Rite Aid Corp.
  8.125% due 05/01/2010                             90,000        92,587
  9.50% due 02/15/2011 (a)                         440,000       469,700
  11.25% due 07/01/2008                          2,700,000     2,851,875
The Jean Coutu Group (PJC), Inc.
  8.50% due 08/01/2014 (a)                       4,175,000     4,122,812
Warner Chilcott Corp.
  8.75% due 02/01/2015                             975,000       948,188
WH Holdings/WH Capital Corp.
  9.50% due 04/01/2011                           2,400,000     2,568,000
                                                             -----------
                                                              18,315,912

ELECTRICAL EQUIPMENT - 0.17%
Wesco Distribution, Inc.
  9.125% due 06/01/2008                          2,633,000     2,685,660
ELECTRICAL UTILITIES - 3.42%
AES Corp.
  7.75% due 03/01/2014                           4,325,000     4,692,625
  8.75% due 05/15/2013                             565,000       629,975
  9.00% due 05/15/2015                             825,000       924,000
  9.375% due 09/15/2010 (a)                      3,450,000     3,907,125
  9.50% due 06/01/2009 (a)                       1,195,000     1,326,450
Allegheny Energy Supply Company, LLC
  7.80% due 03/15/2011 (a)                          35,000        37,975
  10.25% due 11/15/2007                            125,000       137,500
Avista Corp.
  9.75% due 06/01/2008                             275,000       310,515
Calpine Corp.
  8.50% due 07/15/2010 (a)                       7,100,000     5,467,000
  8.75% due 07/15/2013 (a)                       1,100,000       814,000
Calpine Generating Company LLC
  12.39% due 04/01/2011 (a)(b)                   2,175,000     1,979,250
CMS Energy Corp.
  8.50% due 04/15/2011 (a)                         320,000       356,800
Edison Mission Energy
  9.875% due 04/15/2011                          2,955,000     3,461,044
  10.00% due 08/15/2008                          4,600,000     5,163,500
Mirant Americas Generation LLC
  8.30% due 05/01/2011 +++ (a)                   8,400,000     9,639,000
  8.50% due 10/01/2021 +++                       2,275,000     2,434,250
Nevada Power Company
  9.00% due 08/15/2013                             345,000       388,125
  10.875% due 10/15/2009                            25,000        27,969
Nevada Powerr Company
  5.875% due 01/15/2015                            190,000       190,000
Reliant Resources, Inc.
  9.25% due 07/15/2010                           4,500,000     4,905,000
  9.50% due 07/15/2013 (a)                       3,200,000     3,552,000
Texas Genco LLC/Texas Genco Financing Corp.
  6.875% due 12/15/2014                            395,000       415,738
The AES Corp.
  8.875% due 02/15/2011 (a)                        540,000       602,100
TNP Enterprises, Inc., Series B
  10.25% due 04/01/2010                            275,000       289,094
TXU Corp.
  5.55% due 11/15/2014                             345,000       334,600
  6.50% due 11/15/2024                             340,000       333,044
  6.55% due 11/15/2034                             250,000       245,530
                                                             -----------
                                                              52,564,209

ELECTRONICS - 0.46%
L-3 Communications Corp.
  6.125% due 07/15/2013 (a)                        270,000       271,350

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT        VALUE
                                                -------------   -----------
CORPORATE BONDS (CONTINUED)

ELECTRONICS (CONTINUED)
L-3 Communications Corp. (continued)
  7.625% due 06/15/2012                           $ 4,250,000   $ 4,526,250
Muzak LLC/Muzak Finance Corp.
  9.875% due 03/15/2009 (a)                         3,120,000     1,505,400
Sanmina-SCI Corp.
  6.75% due 03/01/2013 (a)                            105,000       100,275
  10.375% due 01/15/2010                              560,000       623,000
Thomas & Betts Corp.
  6.39% due 02/10/2009                                 15,000        15,525
  7.25% due 06/01/2013                                 65,000        71,273
                                                                -----------
                                                                  7,113,073

ENERGY - 0.64%
FirstEnergy Corp.
  7.375% due 11/15/2031                               195,000       238,364
Nevada Power Company
  6.50% due 04/15/2012                                 80,000        83,200
NRG Energy, Inc.
  8.00% due 12/15/2013                              8,079,000     8,523,345
Peabody Energy Corp.
  6.875% due 03/15/2013                               360,000       383,400
Reliant Energy, Inc.
  6.75% due 12/15/2014                                330,000       322,575
TECO Energy, Inc.
  7.00% due 05/01/2012 (a)                             25,000        27,000
  7.20% due 05/01/2011                                305,000       329,781
                                                                -----------
                                                                  9,907,665

FINANCIAL SERVICES - 3.68%
Arch Western Finance
  6.75% due 07/01/2013                                470,000       485,275
Aries Vermogensverwaltungs
  9.60% due 10/25/2014 (a)                            125,000       162,031
BCP Crystal Holdings Corp.
  9.625% due 06/15/2014                             4,584,000     5,134,080
Borden U.S. Finance Corp./Nova Scotia Finance
  ULC
  9.00% due 07/15/2014                              1,850,000     1,877,750
CB Richard Ellis Services, Inc.
  9.75% due 05/15/2010                                 73,000        81,030
Ford Motor Credit Company
  7.875% due 06/15/2010                             1,200,000     1,185,842
General Motors Acceptance Corp.
  6.75% due 12/01/2014 (a)                          8,375,000     7,492,895
  6.875% due 09/15/2011                             1,000,000       923,088
  7.25% due 03/02/2011                              2,050,000     1,922,227
  8.00% due 11/01/2031                             16,550,000    14,768,277
Global Cash Access, LLC
  8.75% due 03/15/2012 (a)                          4,650,000     5,056,875
iPCS Inc.
  11.50% due 05/01/2012                             2,000,000     2,230,000
JSG Funding PLC
  9.625% due 10/01/2012                               290,000       288,550
  10.125% due 10/01/2012                        EUR 2,675,000     3,349,620
Nexstar Finance Holdings LLC
  zero coupon, Step up to 11.375% on
         04/01/2008 due 04/01/2013                $ 1,800,000     1,352,250
Nexstar Finance, Inc.
  7.00% due 01/15/2014 (a)                          1,700,000     1,574,625
Sensus Metering Systems, Inc.
  8.625% due 12/15/2013                               230,000       213,900
TRAINS HY-2004-1
  8.2105% due 08/01/2015 (b)                        4,580,976     4,838,656
Ucar Finance, Inc.
  10.25% due 02/15/2012                             3,350,000     3,534,250
                                                                -----------
                                                                 56,471,221

FOOD & BEVERAGES - 0.89%
Ahold Finance USA, Inc.
  6.875% due 05/01/2029                               230,000       219,650
Ahold Lease
  8.62% due 01/02/2025                              1,500,000     1,642,500
Constellation Brands Inc.
  8.125% due 01/15/2012 (a)                           430,000       459,025
Del Monte Corp.
  8.625% due 12/15/2012                               600,000       660,000
Doane Pet Care Company
  9.75% due 05/15/2007                              4,650,000     4,522,125
  10.75% due 03/01/2010                               975,000     1,031,062
Dole Food, Inc.
  7.25% due 06/15/2010 (a)                             10,000        10,150
  8.875% due 03/15/2011                               215,000       229,513
Pinnacle Foods Holding Corp.
  8.25% due 12/01/2013 (a)                          4,700,000     4,206,500
Swift & Company
  10.125% due 10/01/2009                              700,000       763,000
                                                                -----------
                                                                 13,743,525

FURNITURE & FIXTURES - 0.66%
Norcraft Companies, LP
  9.00% due 11/01/2011                              4,425,000     4,557,750
Sealy Mattress Company
  8.25% due 06/15/2014 (a)                          5,500,000     5,555,000
                                                                -----------
                                                                 10,112,750

GAS & PIPELINE UTILITIES - 2.74%
CenterPoint Energy Resources Corp.
  7.875% due 04/01/2013                               390,000       463,254
Dynegy Holdings, Inc.
  6.875% due 04/01/2011 (a)                         5,185,000     5,120,187
  7.625% due 10/15/2026 (a)                           600,000       571,500
  9.875% due 07/15/2010                             1,925,000     2,127,125
  10.125% due 07/15/2013                            1,825,000     2,062,250

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT        VALUE
                                            -----------   -----------
CORPORATE BONDS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
El Paso Corp.
  7.75% due 01/15/2032 (a)                  $ 6,600,000   $ 6,435,000
  7.80% due 08/01/2031                        5,200,000     5,057,000
  7.875% due 06/15/2012 (a)                   4,575,000     4,712,250
El Paso Natural Gas
  7.50% due 11/15/2026                           70,000        73,850
El Paso Natural Gas, Series A
  7.625% due 08/01/2010                         190,000       200,450
El Paso Production Holding Company
  7.75% due 06/01/2013                          745,000       795,288
Northwest Pipeline Corp.
  8.125% due 03/01/2010                         535,000       580,475
Transcontinental Gas Pipe Line Corp.
  8.875% due 07/15/2012 (a)                     935,000     1,112,650
Williams Companies, Inc.
  7.125% due 09/01/2011                         305,000       329,400
  7.625% due 07/15/2019                         700,000       787,500
  7.875% due 09/01/2021 (a)                   2,750,000     3,128,125
  8.125% due 03/15/2012 (a)                     740,000       839,900
  8.75% due 03/15/2032                        6,475,000     7,778,094
                                                          -----------
                                                           42,174,298

HEALTHCARE PRODUCTS - 0.61%
Icon Health & Fitness
  11.25% due 04/01/2012 (a)                   1,825,000     1,396,125
Medical Device Manufacturing, Inc.
  10.00% due 07/15/2012                       4,650,000     4,998,750
Riddell Bell Holdings, Inc.
  8.375% due 10/01/2012                       3,050,000     3,057,625
                                                          -----------
                                                            9,452,500

HEALTHCARE SERVICES - 1.33%
Ameripath, Inc.
  10.50% due 04/01/2013                       4,100,000     4,151,250
DaVita, Inc.
  6.625% due 03/15/2013                         135,000       139,387
  7.25% due 03/15/2015 (a)                    2,860,000     2,938,650
Extendicare Health Services, Inc.
  6.875% due 05/01/2014 (a)                   1,025,000     1,017,312
  9.50% due 07/01/2010                        2,000,000     2,160,000
Eye Care Centers of America
  10.75% due 02/15/2015                       2,400,000     2,148,000
Healthsouth Corp.
  7.625% due 06/01/2012 (a)                     250,000       242,500
Insight Health Services Corp.
  9.875% due 11/01/2011 (a)                   1,500,000     1,170,000
National Mentor, Inc.
  9.625% due 12/01/2012                         675,000       710,438
Vanguard Health Holding Company, II LLC
  9.00% due 10/01/2014                        4,800,000     5,184,000
Vanguard Health Holding Company, Inc. LLC
  zero coupon, Step up to 11.25% on
   10/01/2009 due 10/01/2015 (a)                735,000       521,850
                                                          -----------
                                                           20,383,387

HOMEBUILDERS - 0.34%
Beazer Homes USA, Inc.
  8.625% due 05/15/2011                         390,000       413,400
D. R. Horton, Inc.
  5.625% due 01/15/2016                         360,000       356,365
  9.75% due 09/15/2010                           25,000        29,269
KB Home
  8.625% due 12/15/2008 (a)                     200,000       218,500
Meritage Homes Corp.
  7.00% due 05/01/2014                          180,000       176,850
Ryland Group, Inc.
  9.125% due 06/15/2011 (a)                     210,000       227,457
Schuler Homes, Inc.
  9.375% due 07/15/2009                       2,850,000     2,986,686
  10.50% due 07/15/2011 (a)                     150,000       165,375
Standard Pacific Corp.
  6.50% due 10/01/2008                          310,000       313,875
Toll Brothers, Inc.
  8.25% due 02/01/2011 (a)                      220,000       233,200
Toll Corp.
  8.25% due 12/01/2011                           65,000        70,037
                                                          -----------
                                                            5,191,014

HOTELS & RESTAURANTS - 2.82%
Boyd Gaming Corp.
  6.75% due 04/15/2014 (a)                    4,250,000     4,356,250
  7.75% due 12/15/2012 (a)                      165,000       176,137
  8.75% due 04/15/2012                           80,000        86,600
Buffets, Inc.
  11.25% due 07/15/2010                       3,500,000     3,526,250
Caesars Entertainment, Inc.
  7.00% due 04/15/2013 (a)                      205,000       227,550
Chumash Casino & Resort Enterprise
  9.26% due 07/15/2010                        2,750,000     2,976,875
Gaylord Entertainment Company
  6.75% due 11/15/2014 (a)                    5,975,000     5,840,563
HMH Properties, Inc., Series B
  7.875% due 08/01/2008                           1,000         1,015
Inn of the Mountain Gods Resort & Casino
  12.00% due 11/15/2010 (a)                   1,650,000     1,905,750
ITT Corp.
  7.375% due 11/15/2015                          30,000        33,450
Kerzner International
  8.875% due 08/15/2011                       4,575,000     4,895,250
Mandalay Resort Group
  9.375% due 02/15/2010 (a)                     438,000       488,370
  10.25% due 08/01/2007                         105,000       115,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT        VALUE
                                            -----------   -----------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
MGM Mirage, Inc.
  8.50% due 09/15/2010 (a)                  $   130,000   $   144,300
Park Place Entertainment Corp.
  7.875% due 03/15/2010                       3,035,000     3,399,200
  8.125% due 05/15/2011                          10,000        11,500
  8.875% due 09/15/2008                         425,000       474,406
  9.375% due 02/15/2007                       2,175,000     2,338,125
Sbarro, Inc.
  11.00% due 09/15/2009 (a)                   3,500,000     3,517,500
Starwood Hotels & Resorts Worldwide, Inc.
  7.375% due 05/01/2007 (a)                   1,010,000     1,055,450
  7.875% due 05/01/2012                       5,295,000     5,970,113
Vicorp Restaurants, Inc.
  10.50% due 04/15/2011 (a)                   1,750,000     1,767,500
                                                          -----------
                                                           43,307,654

HOUSEHOLD APPLIANCES - 0.18%
Applica, Inc.
  10.00% due 07/31/2008 (a)                   3,050,000     2,775,500

HOUSEHOLD PRODUCTS - 0.51%
Resolution Performance Products, Inc.
  9.50% due 04/15/2010                          925,000       952,750
  13.50% due 11/15/2010 (a)                   3,900,000     4,192,500
Simmons Bedding Company
  zero coupon, Step up to 10.00% on
    12/15/2009 due 12/15/2014                 1,350,000       634,500
    7.875% due 01/15/2014 (a)                 2,325,000     1,999,500
                                                          -----------
                                                            7,779,250

INDUSTRIAL MACHINERY - 0.54%
Case New Holland, Inc.
  9.25% due 08/01/2011                          250,000       262,500
  9.25% due 08/01/2011                          475,000       498,750
Dresser Rand Group, Inc.
  7.375% due 11/01/2014                       5,600,000     5,824,000
NMHG Holding Company
  10.00% due 05/15/2009                       1,590,000     1,669,500
                                                          -----------
                                                            8,254,750

INDUSTRIALS - 0.40%
National Waterworks Inc., Series B
  10.50% due 12/01/2012                          75,000        84,563
NGC Corp.
  7.125% due 05/15/2018                       6,300,000     6,000,750
                                                          -----------
                                                            6,085,313

INTERNATIONAL OIL - 0.43%
Newfield Exploration Company
  6.625% due 09/01/2014                         225,000       235,125
  8.375% due 08/15/2012                         215,000       234,888
Pemex Project Funding Master Trust
  9.125% due 10/13/2010 (a)                   1,400,000     1,639,400
Vintage Petroleum, Inc.
  7.875% due 05/15/2011 (a)                   4,290,000     4,525,950
                                                          -----------
                                                            6,635,363

INTERNET CONTENT - 0.00%
PSINet, Inc.
  11.00% due 08/01/2009 +++                   1,122,888           702
PSINet, Inc., Series B
  10.00% due 02/15/2005 +++                   2,870,969         1,794
                                                          -----------
                                                                2,496

LEISURE TIME - 4.83%
AMC Entertainment Inc., Series B
  8.625% due 08/15/2012                         165,000       169,125
AMC Entertainment, Inc.
  8.00% due 03/01/2014 (a)                       90,000        79,650
AMF Bowling Worldwide, Inc.
  10.00% due 03/01/2010                       3,200,000     3,232,000
Argosy Gaming Company
  7.00% due 01/15/2014                        3,155,000     3,494,162
Choctaw Resort Development Enterprise
  7.25% due 11/15/2019                        3,425,000     3,416,437
Cinemark, Inc.
  zero coupon, Step up to 9.75% on
   03/15/2009 due 03/15/2014                  9,475,000     6,300,875
Herbst Gaming, Inc.
  7.00% due 11/15/2014                          200,000       201,500
  8.125% due 06/01/2012 (a)                   4,500,000     4,770,000
Isle Capri Casinos, Inc.
  7.00% due 03/01/2014                        6,015,000     6,045,075
Las Vegas Sands Corp.
  6.375% due 02/15/2015 (a)                   4,725,000     4,618,687
Loews Cineplex Entertainment Corp.
  9.00% due 08/01/2014                          425,000       411,187
MGM Mirage, Inc.
  5.875% due 02/27/2014 (a)                   1,225,000     1,189,781
  6.75% due 09/01/2012                        4,875,000     5,021,250
  8.375% due 02/01/2011 (a)                   4,675,000     5,095,750
Mohegan Tribal Gaming Authority
  6.125% due 02/15/2013                         135,000       136,350
  6.875% due 02/15/2015 (a)                   3,050,000     3,118,625
  7.125% due 08/15/2014                       2,815,000     2,948,713
Penn National Gaming, Inc.
  6.75% due 03/01/2015                        5,015,000     4,977,388
  8.875% due 03/15/2010 (a)                      55,000        58,988
Pinnacle Entertainment, Inc.
  8.25% due 03/15/2012                        2,400,000     2,496,000
  8.75% due 10/01/2013 (a)                    2,725,000     2,888,500
Scientific Games Corp.
  6.25% due 12/15/2012                          100,000       100,250
Seneca Gaming Corp.
  7.25% due 05/01/2012                        3,655,000     3,778,356

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT        VALUE
                                                     -----------   -----------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
Station Casinos, Inc.
  6.50% due 02/01/2014 (a)                           $ 2,840,000   $ 2,896,800
  6.875% due 03/01/2016 (a)                            6,525,000     6,704,438
                                                                   -----------
                                                                    74,149,887

MANUFACTURING - 0.87%
Blount, Inc.
  8.875% due 08/01/2012 (a)                            1,975,000     2,113,250
KI Holdings, Inc.
  zero coupon, Step up to 9.875% on
     11/15/2009 due 11/15/2014                         4,100,000     2,378,000
Koppers, Inc.
  9.875% due 10/15/2013                                2,475,000     2,673,000
Park-Ohio Industries, Inc.
  8.375% due 11/15/2014                                2,000,000     1,785,000
Trinity Industries, Inc.
  6.50% due 03/15/2014                                 4,500,000     4,477,500
                                                                   -----------
                                                                    13,426,750

MEDICAL-HOSPITALS - 2.13%
Genesis Healthcare Corp.
  8.00% due 10/15/2013 (a)                             1,600,000     1,732,000
HCA, Inc.
  5.50% due 12/01/2009                                   140,000       140,415
  5.75% due 03/15/2014                                    55,000        54,692
  6.30% due 10/01/2012                                   930,000       957,528
  6.375% due 01/15/2015 (a)                            2,885,000     2,993,499
  8.75% due 09/01/2010 (a)                             3,440,000     3,909,594
IASIS Healthcare LLC
  8.75% due 06/15/2014                                 7,985,000     8,663,725
Psychiatric Solutions Inc.
  10.625% due 06/15/2013                               2,000,000     2,220,000
Tenet Healthcare Corp.
  6.50% due 06/01/2012 (a)                             4,640,000     4,408,000
  7.375% due 02/01/2013 (a)                            4,925,000     4,863,438
  9.875% due 07/01/2014                                  200,000       214,500
Triad Hospitals, Inc.
  7.00% due 05/15/2012                                   540,000       562,950
  7.00% due 11/15/2013                                 1,950,000     2,003,625
                                                                   -----------
                                                                    32,723,966

METAL & METAL PRODUCTS - 0.78%
FastenTech, Inc.
  11.50% due 05/01/2011                                  135,000       146,475
Mueller Group, Inc.
  7.96% due 11/01/2011 (b)                               900,000       922,500
  10.00% due 05/01/2012 (a)                            2,300,000     2,415,000
Mueller Holdings, Inc.
  zero coupon, Step up to 14.75% on
     04/15/2009 due 04/15/2014                         3,175,000     2,317,750
Novelis, Inc.
  7.25% due 02/15/2015                                 6,115,000     6,137,931
                                                                   -----------
                                                                    11,939,656

MINING - 0.29%
Compass Minerals Group, Inc.
  10.00% due 08/15/2011                                4,025,000     4,387,250

OFFICE FURNISHINGS & SUPPLIES - 0.49%
Buhrmann US, Inc.
  7.875% due 03/01/2015                                3,025,000     2,949,375
Interface, Inc.
  9.50% due 02/01/2014 (a)                             1,550,000     1,581,000
  10.375% due 02/01/2010                               2,700,000     2,970,000
                                                                   -----------
                                                                     7,500,375

PAPER - 1.83%
Abitibi-Consolidated, Inc.
  7.50% due 04/01/2028                                   270,000       233,550
  8.55% due 08/01/2010 (a)                             2,630,000     2,741,775
  8.85% due 08/01/2030 (a)                             2,250,000     2,154,375
Appleton Papers, Inc.
  8.125% due 06/15/2011                                1,850,000     1,803,750
Appleton Papers, Inc., Series B
  9.75% due 06/15/2014                                 2,625,000     2,533,125
Boise Cascade LLC
  7.125% due 10/15/2014                                3,045,000     2,991,712
Bowater Canada Finance Corp.
  7.95% due 11/15/2011                                   425,000       449,969
Bowater, Inc.
  6.50% due 06/15/2013 (a)                             2,735,000     2,700,812
  9.50% due 10/15/2012                                 1,275,000     1,415,250
Buckeye Technologies, Inc.
  8.00% due 10/15/2010                                   625,000       600,000
Georgia-Pacific Corp.
  8.00% due 01/15/2024                                   120,000       138,900
  8.875% due 02/01/2010                                  590,000       669,650
  9.375% due 02/01/2013                                  780,000       885,300
Newark Group, Inc.
  9.75% due 03/15/2014                                 2,300,000     2,116,000
Norske Skog Canada, Ltd.
  7.375% due 03/01/2014                                3,425,000     3,356,500
  8.625% due 06/15/2011                                  625,000       644,531
Smurfit Capital Funding PLC
  7.50% due 11/20/2025                                    70,000        65,800
Smurfit-Stone Container
  8.25% due 10/01/2012                                 2,615,000     2,634,613
                                                                   -----------
                                                                    28,135,612

PETROLEUM SERVICES - 0.65%
Hanover Compressor Company
  zero coupon due 03/31/2007                           2,550,000     2,244,000
  9.00% due 06/01/2014                                   925,000       985,125
Hanover Equipment Trust
  8.75% due 09/01/2011 (a)                             1,125,000     1,195,313
Key Energy Services, Inc.
  6.375% due 05/01/2013                                   50,000        50,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT        VALUE
                                               -----------   -----------
CORPORATE BONDS (CONTINUED)

PETROLEUM SERVICES (CONTINUED)
Key Energy Services, Inc. (continued)
  8.375% due 03/01/2008                        $ 4,225,000   $ 4,372,875
Premcor Refining Group, Inc.
  6.75% due 02/01/2011                             155,000       166,625
  9.50% due 02/01/2013                             345,000       395,025
Pride International, Inc.
  7.375% due 07/15/2014 (a)                        520,000       570,700
                                                             -----------
                                                               9,979,663

PHARMACEUTICALS - 0.23%
Valeant Pharmaceuticals International
  7.00% due 12/15/2011                           3,540,000     3,469,200

PLASTICS - 0.32%
Berry Plastics Corp.
  10.75% due 07/15/2012 (a)                      4,475,000     4,883,344

PUBLISHING - 1.50%
Cadmus Communications Corp.
  8.375% due 06/15/2014                          2,000,000     2,057,500
CBD Media Holdings LLC/CBD Holdings Finance,
  Inc.
  9.25% due 07/15/2012 (a)                       3,250,000     3,290,625
CBD Media, Inc.
  8.625% due 06/01/2011                          1,425,000     1,467,750
Dex Media East LLC
  9.875% due 11/15/2009 (a)                        170,000       187,850
  12.125% due 11/15/2012                         1,056,000     1,264,560
Dex Media West LLC
  8.50% due 08/15/2010                             350,000       381,500
  9.875% due 08/15/2013                          1,416,000     1,614,240
Dex Media, Inc.
  zero coupon, Step up to 9.00% on
    11/15/2008 due 11/15/2013 (a)                6,450,000     5,192,250
  zero coupon, Step up to 9.00% on
    11/15/2008 due 11/15/2013 (a)                4,100,000     3,300,500
  8.00% due 11/15/2013 (a)                         205,000       220,375
Houghton Mifflin Company
  zero coupon, Step up to 11.50% on
    10/15/2008 due 10/15/2013 (a)                2,250,000     1,642,500
  8.25% due 02/01/2011                             300,000       311,250
Mail-Well I Corp.
  9.625% due 03/15/2012                          1,445,000     1,560,600
Yell Finance BV
  10.75% due 08/01/2011 (a)                        488,000       538,020
                                                             -----------
                                                              23,029,520

REAL ESTATE - 1.65%
CB Richard Ellis Services, Inc.
  11.25% due 06/15/2011                          2,875,000     3,191,250
Felcor Lodging LP, REIT
  9.00% due 06/01/2011                           3,175,000     3,468,687
Host Marriott LP, REIT
  6.375% due 03/15/2015                            375,000       371,250
Host Marriott LP, REIT (continued)
  7.125% due 11/01/2013 (a)                      8,095,000     8,418,800
  9.50% due 01/15/2007                           1,700,000     1,802,000
La Quinta Properties, Inc., REIT
  7.00% due 08/15/2012 (a)                          55,000        56,513
Meristar Hospitality Corp., REIT
  9.00% due 01/15/2008 (a)                       1,075,000     1,123,375
  9.125% due 01/15/2011 (a)                      1,300,000     1,365,000
Meristar Hospitality Operating Partnership
  LP, REIT
  10.50% due 06/15/2009 (a)                      2,500,000     2,675,000
Omega Healthcare Investors, Inc., REIT
  7.00% due 04/01/2014                           2,825,000     2,846,187
                                                             -----------
                                                              25,318,062

RETAIL - 0.00%
JC Penney Company, Inc.
  7.375% due 08/15/2008 (a)                         70,000        75,075

RETAIL TRADE - 0.72%
Finlay Fine Jewelry Corp.
  8.375% due 06/01/2012 (a)                      2,540,000     2,289,175
Home Interiors & Gifts, Inc.
  10.125% due 06/01/2008 (a)                     4,025,000     2,596,125
Jo-Ann Stores, Inc.
  7.50% due 03/01/2012                           4,200,000     4,137,000
PETCO Animal Supplies, Inc.
  10.75% due 11/01/2011                            625,000       696,875
Saks, Inc.
  7.00% due 12/01/2013                             166,000       166,000
  9.875% due 10/01/2011                          1,050,000     1,136,625
                                                             -----------
                                                              11,021,800

SANITARY SERVICES - 0.98%
Allied Waste North America, Inc.
  7.25% due 03/15/2015                           5,105,000     4,939,088
  7.875% due 04/15/2013                          1,870,000     1,912,075
  8.50% due 12/01/2008                           5,150,000     5,401,062
Allied Waste North America, Inc., Series B
  7.375% due 04/15/2014 (a)                        850,000       786,250
  8.875% due 04/01/2008                            355,000       370,975
  9.25% due 09/01/2012 (a)                       1,483,000     1,601,640
                                                             -----------
                                                              15,011,090

SEMICONDUCTORS - 0.60%
Amkor Technology, Inc.
  7.125% due 03/15/2011 (a)                      1,625,000     1,405,625
  9.25% due 02/15/2008 (a)                       5,680,000     5,452,800
  10.50% due 05/01/2009 (a)                      2,750,000     2,371,875
                                                             -----------
                                                               9,230,300

STEEL - 0.29%
AK Steel Corp.
  7.875% due 02/15/2009 (a)                      1,315,000     1,196,650

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT             VALUE
                                                   ---------------    ---------------
CORPORATE BONDS (CONTINUED)

STEEL (CONTINUED)
IPSCO, Inc.
  8.75% due 06/01/2013 (a)                         $     2,600,000    $     2,902,250
National Steel Corp., Series D
  9.875% due 03/01/2009 +++                              1,293,070             37,990
United States Steel LLC
  10.75% due 08/01/2008                                    234,000            259,740
                                                                      ---------------
                                                                            4,396,630

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.27%
Citizens Communications Company
  7.625% due 08/15/2008                                     80,000             84,600
  9.25% due 05/15/2011 (a)                                 650,000            725,562
Insight Midwest LP
  9.75% due 10/01/2009                                   1,825,000          1,891,156
Insight Midwest LP/ Insight Capital, Inc.
  10.50% due 11/01/2010                                  2,135,000          2,263,100
Intelsat Ltd.
  7.805% due 01/15/2012 (b)                              1,825,000          1,856,938
Lucent Technologies, Inc.
  6.45% due 03/15/2029                                  13,505,000         12,086,975
Nortel Networks, Ltd.
  6.125% due 02/15/2006 (a)                              4,425,000          4,452,656
Panamsat Corp.
  9.00% due 08/15/2014                                   3,578,000          3,904,493
Spectrasite, Inc.
  8.25% due 05/15/2010                                   4,455,000          4,722,300
United States West Communications, Inc.
  6.875% due 09/15/2033                                    255,000            219,938
Zeus Special Subsidiary, Ltd.
  zero coupon, Step up to 9.25% on
        02/01/2010 due 02/01/2015                        3,900,000          2,603,250
                                                                      ---------------
                                                                           34,810,968

TELEPHONE - 2.44%
AT&T Corp.
  9.05% due 11/15/2011 (b)                                 433,000            499,032
  9.75% due 11/15/2031 (b)                               1,860,000          2,420,325
MCI, Inc.
  8.735% due 05/01/2014 (b)                              8,340,000          9,351,225
NTL Cable PLC
  8.75% due 04/15/2014 (a)                               1,950,000          2,030,437
Qwest Communications International, Inc.
  7.25% due 02/15/2011                                     255,000            246,713
  7.50% due 02/15/2014 (a)                                 105,000             99,356
Qwest Corp.
  8.875% due 03/15/2012                                  2,210,000          2,403,375
Qwest Services Corp.
  13.50% due 12/15/2010                                  5,900,000          6,814,500
  14.00% due 12/15/2014                                 11,225,000         13,610,313
                                                                      ---------------
                                                                           37,475,276

TRANSPORTATION - 0.09%
OMI Corp.
  7.625% due 12/01/2013                                  1,400,000          1,394,750
                                                   ---------------    ---------------
TOTAL CORPORATE BONDS (Cost $1,115,153,191)                           $ 1,116,305,043
                                                                      ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.17%
CA FM Lease Trust
  8.50% due 07/15/2017                                   2,316,815          2,643,486
                                                   ---------------    ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $2,462,531)                                                  $     2,643,486
                                                                      ---------------

SHORT TERM INVESTMENTS - 23.06%
State Street Navigator Securities
    Lending Prime Portfolio (c)                    $   354,280,619    $   354,280,619
                                                   ---------------    ---------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $354,280,619)                                                 $   354,280,619
                                                                      ---------------

REPURCHASE AGREEMENTS - 5.79%
Greenwich Capital Tri-Party Repurchase
  Agreement dated 06/30/2005 at 3.30%
  to be repurchased at $88,876,147 on
  07/01/2005, collateralized by
  $50,000,000 Federal Farm Credit
  Bank, 3.75% due 06/13/2007 (valued
  at $51,000,000, including interest)
  and $40,990,000 Federal Home Loan
  Mortgage Corporation, 2.75% due
  10/15/2006 (valued at $41,496,227,
  including interest)                              $    88,868,000    $    88,868,000
                                                   ---------------    ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $88,868,000)                                                 $    88,868,000
                                                                      ---------------
TOTAL INVESTMENTS (HIGH YIELD TRUST)
(COST $1,860,097,575) - 121.62%                                       $ 1,868,264,798
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.62)%                         (332,107,112)
                                                                      ---------------
TOTAL NET ASSETS - 100.00%                                            $ 1,536,157,686
                                                                      ===============

U.S. HIGH YIELD BOND TRUST

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT       VALUE
                                                              ----------   ----------
CORPORATE BONDS - 87.49%

ADVERTISING - 1.58%
Sheridan Group, Inc.
  10.25% due 08/15/2011                                       $2,500,000   $2,596,875
Vertis, Inc.
  9.75% due 04/01/2009                                         1,000,000    1,040,000
                                                                           ----------
                                                                            3,636,875

ALUMINUM - 0.12%
IMCO Recycling, Inc.
  10.375% due 10/15/2010                                         250,000      274,375

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT        VALUE
                                                  -----------   -----------
CORPORATE BONDS (CONTINUED)

APPAREL & TEXTILES - 0.59%
Levi Strauss & Company
   12.25% due 12/15/2012                          $ 1,000,000   $ 1,092,500
Phillips-Van Heusen
   7.25% due 02/15/2011                               250,000       262,500
                                                                -----------
                                                                  1,355,000

AUTO PARTS - 5.28%
ArvinMeritor, Inc.
   8.75% due 03/01/2012                               500,000       521,250
CSK Auto, Inc.
   7.00% due 01/15/2014                             2,000,000     1,910,000
Delphi Corp.
   6.55% due 06/15/2006                             2,000,000     1,945,000
   10.14% due 06/14/2011                            1,054,700     1,054,700
Dura Operating Corp., Series B
   8.625% due 04/15/2012                            1,000,000       900,000
Federal-Mogul Corp.
   7.375% due 01/15/2006 +++                          500,000       125,000
   7.50% due 01/15/2009 +++                           500,000       125,000
Meritor Automotive, Inc.
   6.80% due 02/15/2009                               700,000       693,000
TRW Automotive, Inc.
   9.375% due 02/15/2013                            1,000,000     1,107,500
United Rentals North America, Inc.
   6.50% due 02/15/2012                             2,000,000     1,967,500
Visteon Corp.
   7.00% due 03/10/2014                             1,000,000       827,500
   7.95% due 08/01/2005                             1,000,000     1,001,500
                                                                -----------
                                                                 12,177,950

AUTO SERVICES - 0.64%
Delco Remy International, Inc.
   8.625% due 12/15/2007                            1,500,000     1,477,500

AUTOMOBILES - 1.12%
Asbury Automotive Group, Inc.
   9.00% due 06/15/2012                             1,535,000     1,569,537
Sonic Automotive, Inc., Series B
   8.625% due 08/15/2013                            1,000,000     1,010,000
                                                                -----------
                                                                  2,579,537

BANKING - 0.72%
Capital One Financial Corp.
   7.25% due 05/01/2006                               607,000       622,497
Chevy Chase Bank FSB
   6.875% due 12/01/2013                            1,005,000     1,037,662
                                                                -----------
                                                                  1,660,159

BROADCASTING - 2.86%
Charter Communications Operating LLC
   8.00% due 04/30/2012                             1,330,000     1,323,350
Charter Communications Operating LLC/Charter
  Communications Operating Capital
   8.375% due 04/30/2014                            2,670,000     2,656,650
Fisher Communications, Inc.
   8.625% due 09/15/2014                            1,825,000     1,936,781
Spanish Broadcasting System, Inc.
   5.64% due 06/10/2012                               230,000       230,000
   7.39% due 06/10/2013                               455,000       455,000
                                                                -----------
                                                                  6,601,781

BUILDING MATERIALS & CONSTRUCTION - 0.85%
Ainsworth Lumber Company, Ltd.
   7.24% due 10/01/2010                             1,000,000       997,500
   7.25% due 10/01/2012                             1,000,000       952,500
                                                                -----------
                                                                  1,950,000

BUSINESS SERVICES - 0.67%
Affinity Group, Inc.
   9.00% due 02/15/2012                               500,000       506,250
Cornell Companies, Inc.
   10.75% due 07/01/2012                            1,000,000     1,037,500
                                                                -----------
                                                                  1,543,750

CABLE AND TELEVISION - 1.49%
CSC Holdings, Inc.
   7.25% due 07/15/2008                             1,000,000     1,002,500
   7.875% due 12/15/2007                            1,000,000     1,032,500
DirecTV Holdings/Finance
   6.375% due 06/15/2015                            1,400,000     1,393,000
                                                                -----------
                                                                  3,428,000

CELLULAR COMMUNICATIONS - 3.77%
Dobson Cellular Systems,
   7.96% due 11/01/2011 (b)                         1,000,000     1,040,000
   9.875% due 11/01/2012                            1,000,000     1,055,000
Dobson Cellular Systems, Inc.
   8.375% due 11/01/2011                            1,000,000     1,050,000
Nextel Communications, Inc.
   6.875% due 10/31/2013                            1,000,000     1,068,750
   7.375% due 08/01/2015                            1,000,000     1,080,000
Rural Cellular Corp.
   8.25% due 03/15/2012                             2,000,000     2,090,000
   9.875% due 02/01/2010                              500,000       516,250
UbiquiTel Operating Company
   9.875% due 03/01/2011                              715,000       784,713
                                                                -----------
                                                                  8,684,713

COAL - 0.20%
James River Coal Company
   9.375% due 06/01/2012                              440,000       451,000

COMMERCIAL SERVICES - 1.33%
Coinmach Corp.
   9.00% due 02/01/2010                             3,000,000     3,075,000

CONTAINERS & GLASS - 2.45%
AEP Industries, Inc.
   7.875% due 03/15/2013                            1,500,000     1,503,321

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                ------------    ------------
CORPORATE BONDS (CONTINUED)

CONTAINERS & GLASS (CONTINUED)
Crown European Holdings SA
 10.875% due 03/01/2013                         $    500,000    $    587,500

Graham Packaging Company, Inc.
 8.50% due 10/15/2012                              1,175,000       1,186,750

Owens-Illinois, Inc., Series 2010
 7.50% due 05/15/2010                              2,000,000       2,100,000

Tekni-Plex, Inc.
 10.875% due 08/15/2012                              255,000         275,400
                                                                ------------
                                                                   5,652,971
CORRECTIONAL FACILITIES - 0.43%
Corrections Corporation of America
 6.25% due 03/15/2013                              1,000,000         992,500

CRUDE PETROLEUM & NATURAL GAS - 0.92%
Chesapeake Energy Corp.
 6.875% due 01/15/2016                             1,000,000       1,042,500
 7.50% due 09/15/2013                              1,000,000       1,082,500
                                                                ------------
                                                                   2,125,000
ELECTRICAL UTILITIES - 0.38%
Covanta Energy Corp.
 6.516% due 06/10/2012 (b)                           299,593         299,593

Tenaska Alabama Partners LP
 7.00% due 06/30/2021                                570,000         577,125
                                                                ------------
                                                                     876,718
ELECTRONICS - 0.54%
Communications & Power Industries, Inc.
 8.00% due 02/01/2012                              1,250,000       1,256,250

FINANCIAL SERVICES - 8.32%
Affinia Group, Inc.
 9.00% due 11/30/2014                                930,000         781,200

American Commercial Lines/ACL Finance Corp.
 9.50% due 02/15/2015                              1,000,000       1,055,000

CCO Holdings LLC/CCO Holdings Capital Corp.
 7.535% due 12/15/2010 (b)                         1,000,000         972,500

Cellu Tissue Holdings, Inc.
 9.75% due 03/15/2010                              1,800,000       1,827,000

Consolidated Communications Illinois/Texas
Holdings, Inc.
 9.75% due 04/01/2012                                250,000         261,875

Dow Jones CDX HY, Series 4-T1
 8.25% due 06/29/2010                              4,950,000       4,968,562

General Motors Acceptance Corp.
 6.75% due 12/01/2014                              3,275,000       2,930,057
 6.875% due 08/28/2012                               380,000         347,859
 8.00% due 11/01/2031                              3,320,000       2,962,579

Markwest Energy Partners LP
 6.875% due 11/01/2014                               500,000         497,500

Nexstar Finance, Inc.
 7.00% due 01/15/2014                                250,000         231,563

Residential Capital Corp.
 6.375% due 06/30/2010                               550,000         552,647

Thornburg Mortgage, Inc., REIT
 8.00% due 05/15/2013                              1,750,000       1,793,750
                                                                ------------
                                                                  19,182,092

FOOD & BEVERAGES - 2.39%
B&G Foods Holding Corp.
 8.00% due 10/01/2011                              1,000,000       1,033,750

Del Monte Corp.
 8.625% due 12/15/2012                             1,000,000       1,100,000

Doane Pet Care Company
 10.75% due 03/01/2010                             1,200,000       1,269,000

Dole Food, Inc.
 7.25% due 06/15/2010                              1,000,000       1,015,000

Mrs Fields Famous Brands LLC/Mrs Fields
 Financing Company, Inc.
 11.50% due 03/15/2011                               600,000         564,000

Pierre Foods, Inc.
 9.875% due 07/15/2012                               500,000         516,250
                                                                ------------
                                                                   5,498,000

FUNERAL SERVICES - 0.78%
Service Corp. International
 6.50% due 03/15/2008                              1,000,000       1,022,500
 7.00% due 06/15/2017                                750,000         770,625
                                                                ------------
                                                                   1,793,125
GAS & Pipeline Utilities - 1.28%
El Paso Corp.
 6.75% due 05/15/2009                                500,000         500,000
 7.875% due 06/15/2012                               900,000         927,000

Suburban Propane Partners LP
 6.875% due 12/15/2013                               500,000         475,000

Transmontaigne, Inc.
 9.125% due 06/01/2010                             1,000,000       1,040,000
                                                                ------------
                                                                   2,942,000

HEALTHCARE PRODUCTS - 0.43%
Riddell Bell Holdings, Inc.
 8.375% due 10/01/2012                             1,000,000       1,002,500

Healthcare Services - 2.26%
Healthsouth Corp.
 7.375% due 10/01/2006                             2,300,000       2,323,000
 10.375% due 01/16/2011                              620,000         620,000

Magellan Health Services, Inc., Series A
 9.375% due 11/15/2008                               660,000         702,900

Team Health, Inc.
 9.00% due 04/01/2012                              1,500,000       1,560,000
                                                                ------------
                                                                   5,205,900
HOTELS & Restaurants - 7.74%
Buffets, Inc.
 11.25% due 07/15/2010                             2,500,000       2,518,750

Carrols Corp.
 9.00% due 01/15/2013                              1,250,000       1,265,625

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                ------------    ------------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Denny's Corp./Denny's Holdings, Inc.
 10.00% due 10/01/2012                          $  2,600,000    $  2,704,000

El Pollo Loco, Inc.
 9.25% due 12/15/2009                              2,000,000       2,090,000

Friendly Ice Cream Corp.
 8.375% due 06/15/2012                             1,500,000       1,455,000

HMH Properties, Inc., Series B
 7.875% due 08/01/2008                             1,000,000       1,015,000

La Quinta Corp.
 7.00% due 08/15/2007                              1,650,000       1,695,375

La Quinta Inns, Series MTN
 7.33% due 04/01/2008                                  5,000           5,225

MGM Mirage, Inc.
 6.00% due 10/01/2009                              1,000,000       1,005,000
 8.50% due 09/15/2010                              1,000,000       1,110,000

O'Charleys, Inc.
 9.00% due 11/01/2013                              1,400,000       1,512,000

Real Mex Restaurants, Inc.
 10.00% due 04/01/2010                               430,000         450,425

Station Casinos, Inc.
 6.00% due 04/01/2012                              1,000,000       1,015,000
                                                                ------------
                                                                  17,841,400
HOUSEHOLD APPLIANCES - 0.59%
ALH Finance LLC/ALH Finance Corp.
 8.50% due 01/15/2013                              1,125,000       1,030,781

Fedders North America, Inc.
 9.875% due 03/01/2014                               500,000         325,000
                                                                ------------
                                                                   1,355,781
HOUSING & URBAN DEVELOPMENT - 0.47%
Beazer Homes USA, Inc.
 8.375% due 04/15/2012                               500,000         536,250

WCI Communities, Inc.
 10.625% due 02/15/2011                              500,000         540,000
                                                                ------------
                                                                   1,076,250
INDUSTRIAL MACHINERY - 0.55%
Columbus McKinnon Corp.
 10.00% due 08/01/2010                               500,000         542,500

JLG Industries, Inc.
 8.25% due 05/01/2008                                700,000         733,250
                                                                ------------
                                                                   1,275,750
KINGDOM OF SWEDEN - 0.15%
Hard Rock Hotel, Inc.
 8.875% due 06/01/2013                               315,000         342,563

LEISURE TIME - 6.16%
AMC Entertainment Inc., Series B
 8.625% due 08/15/2012                             1,400,000       1,435,000

Aztar Corp.
 7.875% due 06/15/2014                               750,000         793,125

Bombardier Recreational Products, Inc.
 8.375% due 12/15/2013                             2,000,000       2,130,000

Herbst Gaming, Inc.
 7.00% due 11/15/2014                                500,000         503,750

Mohegan Tribal Gaming Authority
 6.125% due 02/15/2013                               980,000         989,800

Movie Gallery, Inc.
 11.00% due 05/01/2012                               500,000         525,000

Penn National Gaming, Inc.
 6.875% due 12/01/2011                             1,000,000       1,025,000

River Rock Entertainment
 9.75% due 11/01/2011                              1,100,000       1,207,250

Speedway Motorsports, Inc.
 6.75% due 06/01/2013                              1,000,000       1,030,000

Trump Entertainment Resorts, Inc.
 8.50% due 06/01/2015                              2,000,000       1,952,500

Virgin River Casino Corp./RBG LLC/B&BB Inc.
 9.00% due 01/15/2012                              1,000,000       1,042,500

Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp.
 6.625% due 12/01/2014                             1,600,000       1,556,000
                                                                ------------
                                                                  14,189,925
MANUFACTURING - 0.24%
Jacuzzi Brands, Inc.
 9.625% due 07/01/2010                               500,000         547,500

MEDICAL-HOSPITALS - 1.40%
HCA, Inc.
 5.50% due 12/01/2009                                500,000         501,481
 6.75% due 07/15/2013                                500,000         527,371
 7.875% due 02/01/2011                             2,000,000       2,200,578
                                                                ------------
                                                                   3,229,430
METAL & METAL PRODUCTS - 1.23%
USEC, Inc.
 6.625% due 01/20/2006                               975,000         965,250
 6.75% due 01/20/2009                              1,500,000       1,440,000

Wise Metals Group LLC
 10.25% due 05/15/2012                               500,000         420,000
                                                                ------------
                                                                   2,825,250
PAPER - 2.91%
Abitibi-Consolidated, Inc.
 6.95% due 04/01/2008                              3,000,000       3,015,000

Buckeye Technologies, Inc.
 8.00% due 10/15/2010                                500,000         480,000

Donohue Forest Products, Inc.
 7.625% due 05/15/2007                               750,000         757,500

Neenah Paper, Inc.
 7.375% due 11/15/2014                             1,500,000       1,455,000

NewPage Corp.
 10.00% due 05/01/2012                             1,000,000       1,002,500
                                                                ------------
                                                                   6,710,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                ------------    ------------
CORPORATE BONDS (CONTINUED)

PLASTICS - 0.41%
Berry Plastics Corp.
 5.766% due 12/02/2011 (b)                      $    945,000    $    945,000

PUBLISHING - 3.64%
American Media Operations, Inc.
 8.875% due 01/15/2011                               245,000         232,137

Dex Media East LLC
 12.125% due 11/15/2012                              500,000         598,750

Houghton Mifflin Company
 8.25% due 02/01/2011                              1,000,000       1,037,500
 9.875% due 02/01/2013                             1,000,000       1,067,500

Mail-Well I Corp.
 9.625% due 03/15/2012                             1,500,000       1,620,000

Medianews Group, Inc.
 6.875% due 10/01/2013                               770,000         763,263

Primedia, Inc.
 7.625% due 04/01/2008                             1,000,000       1,011,250
 8.00% due 05/15/2013                              1,000,000       1,002,500
 8.875% due 05/15/2011                             1,000,000       1,047,500
                                                                ------------
                                                                   8,380,400
RAILROADS & EQUIPMENT - 1.33%
Bombardier, Inc.,
 6.75% due 05/01/2012                              2,600,000       2,470,000

Greenbrier Companies, Inc.
 8.375% due 05/15/2015                               575,000         585,063
                                                                ------------
                                                                   3,055,063
REAL ESTATE - 2.67%
BF Saul, REIT
 7.50% due 03/01/2014                              1,925,000       1,992,375

Felcor Suites LP, REIT
 7.625% due 10/01/2007                             2,000,000       2,080,000

Host Marriott LP, Series M, REIT
 7.00% due 08/15/2012                              2,000,000       2,075,000
                                                                ------------
                                                                   6,147,375
RETAIL - 1.75%
Ferrellgas Escrow LLC/Ferrellgas Finance
 Escrow Corp.
 6.75% due 05/01/2014                                800,000         772,000

NationsRent Companies, Inc.
 9.50% due 05/01/2015                                500,000         495,000
 9.50% due 10/15/2010                              1,250,000       1,362,500

Neff Rental LLC/Neff Finance Corp.
 11.25% due 06/15/2012                               445,000         445,000

PEP Boys - Manny, Moe & Jack
 7.50% due 12/15/2014                                500,000         447,500

Sunstate Equipment Company LLC
 10.50% due 04/01/2013                               500,000         512,500
                                                                ------------
                                                                   4,034,500
RETAIL GROCERY - 0.46%
Couche-Tard US LP/Couche-Tard Finance Corp
 7.50% due 12/15/2013                                556,000         583,800

Stater Brothers Holdings
 8.125% due 06/15/2012                               500,000         487,500
                                                                ------------
                                                                   1,071,300
RETAIL TRADE - 2.27%
Blockbuster, Inc.
 9.00% due 09/01/2012                              2,110,000       1,972,850

Gap, Inc.
 9.55% due 12/15/2008                              1,000,000       1,153,022

Payless Shoesource, Inc.
 8.25% due 08/01/2013                              2,000,000       2,110,000
                                                                ------------
                                                                   5,235,872
SANITARY SERVICES - 1.73%
Allied Waste North America, Inc.
 6.50% due 11/15/2010                              1,500,000       1,477,500
 7.25% due 03/15/2015                              1,000,000         967,500
 7.875% due 04/15/2013                             1,500,000       1,533,750
                                                                ------------
                                                                   3,978,750

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 6.03%
Citizens Communications Company
 7.625% due 08/15/2008                             2,000,000       2,115,000
 9.25% due 05/15/2011                              1,000,000       1,116,250

Hawaiian Telcom Communications, Inc.
 8.9138% due 05/01/2013 (b)                        2,000,000       2,060,000
 12.50% due 05/01/2015                             2,000,000       2,130,000

Intelsat Ltd
 5.25% due 11/01/2008                              2,250,000       2,103,750

Panamsat Corp.
 9.00% due 08/15/2014                              1,300,000       1,418,625

Valor Telecommunications Enterprises
 LLC/Finance Corp.
 7.75% due 02/15/2015                              3,000,000       2,947,500
                                                                ------------
                                                                  13,891,125
TELEPHONE - 4.36%
Cincinnati Bell, Inc.
 7.25% due 07/15/2013                              1,000,000       1,050,000

GTE Hawaiian Telephone Company, Series B
 7.375% due 09/01/2006                             1,000,000       1,017,500

MCI, Inc.
 6.908% due 05/01/2007 (b)                         2,000,000       2,027,500

Qwest Corp.
 7.625% due 06/15/2015                               500,000         510,625
 8.875% due 03/15/2012                             5,000,000       5,437,500
                                                                ------------
                                                                  10,043,125
                                                                ------------
TOTAL CORPORATE BONDS (Cost $199,189,114)                       $201,599,055
                                                                ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. HIGH YIELD BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                ------------    ------------
SHORT TERM INVESTMENTS - 12.06%
State Street Euro Dollar Time Deposit
 1.40% due 07/01/2005 (c)                       $ 27,798,000    $ 27,798,000
                                                ------------    ------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $27,798,000)                                             $ 27,798,000
                                                                ------------
TOTAL INVESTMENTS (U.S. HIGH YIELD BOND TRUST)
 (COST $226,987,114) - 99.55%                                   $229,397,055

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.45%                      1,036,886
                                                                ------------
TOTAL NET ASSETS - 100.00%                                      $230,433,941
                                                                ============

STRATEGIC BOND TRUST

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                ------------    ------------
COMMON STOCKS - 0.40%

BROADCASTING - 0.09%
Liberty Global, Inc. *                                19,435    $    907,032

BUSINESS SERVICES - 0.00%
ContinentalAFA Dispensing Company *                   25,862          37,500

CHEMICALS - 0.00%
Applied Extrusion Technologies * (a)                   5,628               0

FINANCIAL SERVICES - 0.00%
Contifinancial Corp. Liquidating Trust (a)         1,451,718          29,034

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.31%

NTL, Inc. *                                           21,970       1,503,187
Spectrasite, Inc. *                                   16,797       1,250,201
Telewest Global, Inc. *                               25,787         587,428
                                                                ------------
                                                                   3,340,816
                                                                ------------
TOTAL COMMON STOCKS (Cost $3,422,105)                           $  4,314,382
                                                                ------------

PREFERRED STOCKS - 0.10%

CELLULAR COMMUNICATIONS - 0.10%
Alamosa Holdings, Inc. * (a)                             975       1,027,874

ELECTRICAL UTILITIES - 0.00%
TCR Holdings, Class B *                                3,003               3
TCR Holdings, Class C *                                1,652               2
TCR Holdings, Class D *                                4,355               4
TCR Holdings, Class E *                                9,009               9
                                                                ------------
                                                                          18
                                                                ------------
TOTAL PREFERRED STOCKS (Cost $1,071)                            $  1,027,892
                                                                ------------

WARRANTS - 0.02%

CELLULAR COMMUNICATIONS - 0.02%
American Tower Escrow Corp.
 (Expiration date 08/01/2008; strike
 price 0.01) *                                           650         192,309

REPUBLIC OF VENEZUELA - 0.00%
Republic of Venezuela
 (Expiration date 04/15/2020; strike
 price $26.00) *                                      10,000               0

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Leap Wireless International, Inc.
 (Expiration date 04/15/2010; strike
 price $96.80) *                                         370               4
                                                                ------------
TOTAL WARRANTS (Cost $47,311)                                   $    192,313
                                                                ------------

U.S. TREASURY OBLIGATIONS - 19.36%

U.S. TREASURY BONDS - 1.81%
 4.25% due 08/15/2014 (a)                       $  3,260,000       3,337,934
 5.25% due 11/15/2028 to 02/15/2029 ***            8,250,000       9,427,801
 5.50% due 08/15/2028 ***                          3,500,000       4,121,659
 6.125% due 08/15/2029 ****                        2,000,000       2,553,672
                                                                ------------
                                                                  19,441,066
U.S. TREASURY NOTES - 17.55%
 3.625% due 01/15/2010 (a)                        13,050,000      12,988,313
 3.875% due 05/15/2010 (a)                        21,000,000      21,119,763
 4.00% due 03/15/2010 to 02/15/2014 (a)          100,850,000     101,883,627
 4.25% due 11/15/2014 (a)                          6,520,000       6,673,070
 5.00% due 02/15/2011 (a)                         22,000,000      23,374,142
 6.50% due 02/15/2010 (a)                         20,000,000      22,319,540
                                                                ------------
                                                                 188,358,455
                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $203,992,415)                                             $207,799,521
                                                                ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.53%

FEDERAL HOME LOAN MORTGAGE CORP. - 3.64%
 5.00% TBA **                                     39,100,000      39,014,449
 8.00% due 05/01/2010                                 41,686          44,025
 8.50% due 05/01/2008                                 32,315          33,697
                                                                ------------
                                                                  39,092,171
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 26.88%
 4.00% TBA **                                     38,500,000      37,705,937
 4.50% TBA **                                     20,100,000      19,654,021
 5.00% TBA **                                    128,000,000     128,000,000
 5.50% TBA **                                     63,000,000      63,846,594
 6.00% TBA **                                     20,000,000      20,500,000
 6.50% due 10/01/2032                              2,991,057       3,100,655
 6.50% TBA **                                     14,330,000      14,827,079
 7.50% due 07/01/2030 to 02/01/2031                  244,688         261,455
 8.00% due 07/01/2027 to 08/01/2027                  262,199         282,633
 8.80% due 01/25/2019                                198,658         215,862
 10.40% due 04/25/2019                                77,511          83,514
                                                                ------------
                                                                 288,477,750

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                ------------    ------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.01%
 7.50% due 04/15/2022 to 02/15/2028             $    105,647    $    113,433
                                                ------------    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $326,984,948)                                            $327,683,354
                                                                ------------

FOREIGN GOVERNMENT OBLIGATIONS - 9.66%

ARGENTINA - 0.19%
Republic of Argentina
 3.01% due 08/03/2012 (b)                          1,275,000       1,153,237
 8.28% due 12/31/2033                                929,462         855,105
                                                                ------------
                                                                   2,008,342
BRAZIL - 2.27%
Federal Republic of Brazil
 4.3125% due 04/15/2012 (b)                        8,935,409       8,594,970
 8.00% due 04/15/2014 (b)                          7,182,609       7,357,147
 8.875% due 10/14/2019                               625,000         662,500
 10.125% due 05/15/2027 (a)                        2,500,000       2,896,250
 10.50% due 07/14/2014                               750,000         886,875
 11.00% due 08/17/2040                               775,000         932,325
 12.25% due 03/06/2030                             2,225,000       2,981,500
                                                                ------------
                                                                  24,311,567
BULGARIA - 0.07%
Republic of Bulgaria
 8.25% due 01/15/2015                                625,000         786,937

CANADA - 0.52%
Province of Quebec Canada
 4.60% due 05/26/2015                              5,550,000       5,614,003

COLOMBIA - 0.39%
Republic of Colombia
 8.375% due 02/15/2027                               165,000         167,062
 10.00% due 01/23/2012                               400,000         466,000
 10.375% due 01/28/2033                            1,000,000       1,192,500
 10.75% due 01/15/2013                               575,000         699,200
 11.75% due 02/25/2020                             1,300,000       1,709,500
                                                                ------------
                                                                   4,234,262
ECUADOR - 0.14%
Republic of Ecuador
 8.00% due 08/15/2030 (b)                             75,000          62,437
 12.00% due 11/15/2012                             1,495,000       1,406,795
                                                                ------------
                                                                   1,469,232
ITALY - 0.21%
Republic of Italy
 5.804% due 10/25/2032                             2,000,000       2,280,624

MEXICO - 1.81%
Government of Mexico
 5.875% due 01/15/2014                             5,675,000       5,921,863
 6.375% due 01/16/2013                             2,300,000       2,469,050
 6.625% due 03/03/2015                             5,650,000       6,217,825
 7.50% due 04/08/2033                              1,875,000       2,151,562
 8.00% due 09/24/2022                                550,000         673,750
 8.30% due 08/15/2031                              1,550,000       1,929,750

United Mexican States, Series D
 zero coupon due 06/30/2006 (b)                    1,000,000          18,100

United Mexican States, Series E
 zero coupon due 06/30/2007 (b)                    1,000,000          10,600
                                                                ------------
                                                                  19,392,500
PANAMA - 0.33%
Republic of Panama
 3.75% due 07/17/2014 (b)                          1,020,336         997,123
 8.875% due 09/30/2027                               775,000         924,188
 9.375% due 01/16/2023                             1,025,000       1,265,875
 9.625% due 02/08/2011                               250,000         298,750
                                                                ------------
                                                                   3,485,936
PERU - 0.38%
Republic of Peru
 5.00% due 03/07/2017 (b)                          1,020,000         971,550
 5.00% due 03/07/2017 (b)                            643,500         608,107
 9.125% due 02/21/2012                               550,000         643,500
 9.875% due 02/06/2015                             1,500,000       1,856,250
                                                                ------------
                                                                   4,079,407
PHILIPPINES - 0.55%
Republic of Philippines
 8.25% due 01/15/2014                                350,000         351,750
 8.375% due 03/12/2009                             2,000,000       2,117,500
 8.875% due 03/17/2015 (a)                           650,000         677,625
 9.875% due 01/15/2019                             1,450,000       1,567,813
 10.625% due 03/16/2025                            1,075,000       1,202,656
                                                                ------------
                                                                   5,917,344
RUSSIA - 1.81%
Russian Federation, Series REGS
 5.00% due 03/31/2030                             13,875,500      15,490,608
 11.00% due 07/24/2018                             2,650,000       3,953,005
                                                                ------------
                                                                  19,443,613
SOUTH AFRICA - 0.08%
Republic of South Africa
 6.50% due 06/02/2014                                750,000         837,188

TURKEY - 0.45%
Republic of Turkey
 7.375% due 02/05/2025                             1,500,000       1,485,900
 9.00% due 06/30/2011                              1,600,000       1,816,000
 11.00% due 01/14/2013                               325,000         410,313
 11.875% due 01/15/2030                              800,000       1,157,000
                                                                ------------
                                                                   4,869,213

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                ------------    ------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

UKRAINE - 0.09%
Republic of Ukraine
 6.875% due 03/04/2011 (a)                      $    425,000    $    447,908
 7.65% due 06/11/2013                                450,000         496,125
                                                                ------------
                                                                     944,033
VENEZUELA - 0.37%
Republic of Venezuela
 5.375% due 08/07/2010                               300,000         279,750
 8.50% due 10/08/2014                              1,427,000       1,481,940
 10.75% due 09/19/2013                             1,925,000       2,253,212
                                                                ------------
                                                                   4,014,902
                                                                ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $101,431,798)                                             $103,689,103
                                                                ------------

CORPORATE BONDS - 27.78%

ADVERTISING - 0.15%
RH Donnelley Finance Corp., Series I
 10.875% due 12/15/2012                              750,000         871,875

Vertis, Inc.
 9.75% due 04/01/2009                                725,000         754,000
                                                                ------------
                                                                   1,625,875

AEROSPACE - 0.55%
Alliant Techsystems, Inc.
 8.50% due 05/15/2011                                550,000         587,125

Argo Tech Corp.
 9.25% due 06/01/2011                                575,000         623,875

DRS Technologies, Inc.
 6.875% due 11/01/2013                               600,000         621,000

Goodrich Corp.
 7.50% due 04/15/2008                              1,400,000       1,507,496

Moog, Inc.
 6.25% due 01/15/2015                                600,000         598,500

Sequa Corp.
 9.00% due 08/01/2009                              1,175,000       1,295,438

Titan Corp.
 8.00% due 05/15/2011                                600,000         643,500
                                                                ------------
                                                                   5,876,934
AGRICULTURE - 0.12%
Pilgrim's Pride Corp.
 9.25% due 11/15/2013                                550,000         610,500

UAP Holding Corp.
 zero coupon, Step up to 10.75% on
  01/15/2008 due 07/15/2012                          225,000         184,500

United Agri Products, Inc.
 8.25 due 12/15/2011                                 429,000         444,015
                                                                ------------
                                                                   1,239,015
AIR TRAVEL - 0.04%
Continental Airlines, Inc.
 6.541% due 09/15/2008                               178,002         158,804
 7.25% due 11/01/2005                                275,000         267,103
                                                                ------------
                                                                     425,907
ALUMINUM - 0.05%
IMCO Recycling, Inc.
 10.375% due 10/15/2010                              525,000         576,187

AMUSEMENT & THEME PARKS - 0.06%
Six Flags, Inc.
 9.625% due 06/01/2014                               400,000         374,000
 9.75% due 04/15/2013 (a)                            250,000         235,938
                                                                ------------
                                                                     609,938
APPAREL & TEXTILES - 0.15%
Collins & Aikman Floor Covering
 9.75% due 02/15/2010                                675,000         698,625

Levi Strauss & Company
 7.73% due 04/01/2012                                200,000         189,000
 9.75% due 01/15/2015                                425,000         421,812
 12.25% due 12/15/2012 (a)                           300,000         327,750
                                                                ------------
                                                                   1,637,187
AUTO PARTS - 0.15%
Keystone Automotive Operations
 9.75% due 11/01/2013                                375,000         371,250

Tenneco Automotive, Inc.
 8.625% due 11/15/2014 (a)                           600,000         603,000

TRW Automotive, Inc.
 9.375% due 02/15/2013                               535,000         592,513
                                                                ------------
                                                                   1,566,763
AUTOMOBILES - 0.38%
DaimlerChrysler North America Holding
 4.05% due 06/04/2008                              2,400,000       2,363,242

Ford Motor Company
 6.625% due 10/01/2028                               375,000         294,169
 7.45% due 07/16/2031 (a)                          1,700,000       1,419,187
                                                                ------------
                                                                   4,076,598
BANKING - 1.48%
Bank of America Corp.
 7.40% due 01/15/2011                              5,325,000       6,094,351

Capital One Bank
 4.875% due 05/15/2008                             3,175,000       3,222,377

Independence Community Bank Corp.
 3.50% due 06/20/2013 (b)                          1,575,000       1,520,773

Standard Chartered Bank
 8.00% due 05/30/2031 ***                          3,670,000       5,005,054
                                                                ------------
                                                                  15,842,555
BROADCASTING - 0.57%
CanWest Media Inc.
 8.00% due 09/15/2012                                493,026         518,910

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                                ------------    ------------
CORPORATE BONDS (CONTINUED)

BROADCASTING (CONTINUED)
Charter Communications Holdings
 zero coupon, Step up to 13.50% on
  01/15/2006 due 01/15/2011 (a)                 $    300,000    $    229,500
 zero coupon, Step up to 11.75% on
  05/15/2006 due 05/15/2011                        1,575,000       1,043,437
 zero coupon, Step up to 12.125% on
  01/15/2007 due 01/15/2012                          250,000         144,375
 8.625% due 04/01/2009 (a)                           100,000          74,250
 10.00% due 05/15/2011 (a)                           310,000         226,300
 10.25% due 01/15/2010                               500,000         371,250
 10.75% due 10/01/2009                               150,000         115,875
 11.75 due 01/15/2010 (a)                            500,000         392,500

CSC Holdings, Inc.
 10.50% due 05/15/2016 (a)                           175,000         188,125

CSC Holdings, Inc., Series B
 8.125% due 08/15/2009                               300,000         303,750
 8.125% due 07/15/2009                               100,000         101,250

Emmis Communications Corp.
 9.314% due 06/15/2012 (b)                           400,000         407,000

Nextmedia Operating, Inc.
 10.75% due 07/01/2011                               450,000         488,813

Radio One, Inc.
 8.875% due 07/01/2011                               525,000         563,719

Salem Communications Corp.
 7.75% due 12/15/2010                                275,000         286,000

Young Broadcasting, Inc.
 10.00% due 03/01/2011                               675,000         641,250
                                                                ------------
                                                                   6,096,304
BUILDING MATERIALS & CONSTRUCTION - 0.12%
Associated Materials, Inc.
 zero coupon, Step up to 11.25% on
  03/01/2009 due 03/01/2014                        1,500,000         952,500

Brand Services, Inc.
 12.00% due 10/15/2012                               300,000         321,000
                                                                ------------
                                                                   1,273,500
BUSINESS SERVICES - 0.34%
Allied Security Escrow Corp.
 11.375% due 07/15/2011                              500,000         487,500

Conveo Corp.
 7.875% due 12/01/2013                               475,000         451,250

Interep National Radio Sales, Inc., Series B,
 Class A
 10.00% due 07/01/2008 (a)                           350,000         290,937

Invensys PLC
 9.875% due 03/15/2011 (a)                           425,000         405,875

Iron Mountain, Inc.
 7.75% due 01/15/2015                                475,000         477,375
 8.25% due 07/01/2011                                350,000         355,250
 8.625% due 04/01/2013                               750,000         776,250
Sitel Corp.
 9.25% due 03/15/2006                                405,000         400,950
                                                                ------------
                                                                   3,645,387
CABLE AND TELEVISION - 0.91%
Atlantic Broadband Finance LLC
 9.375% due 01/15/2014                               725,000         681,500

Cablevision Systems Corp., Series B
 7.89% due 04/01/2009 (b)                            925,000         927,312

DirecTV Holdings LLC
 8.375% due 03/15/2013                               471,000         521,633

DirecTV Holdings/Finance
 6.375% due 06/15/2015                               725,000         721,375

Echostar DBS Corp.
 6.625% due 10/01/2014                             1,275,000       1,259,063

Lodgenet Entertainment Corp.
 9.50% due 06/15/2013                                600,000         654,000

Mediacom Broadband LLC
 11.00% due 07/15/2013                               400,000         433,000

Mediacom LLC/Mediacom Capital Corp.
 9.50% due 01/15/2013 (a)                            300,000         299,250

Rainbow National Services LLC
 10.375% due 09/01/2014                              100,000         115,000

Sinclair Broadcast Group, Inc.
 8.00% due 03/15/2012                                800,000         820,000

Time Warner, Inc.
 7.625% due 04/15/2031                             2,700,000       3,372,000
                                                                ------------
                                                                   9,804,133
CELLULAR COMMUNICATIONS - 1.26%
Alamosa Delaware, Inc.
 11.00% due 07/31/2010 (a)                           558,000         625,657

American Tower Corp.
 7.125% due 10/15/2012                               675,000         713,812
 7.50% due 05/01/2012 (a)                            100,000         106,750
 9.375% due 02/01/2009                               177,000         185,629

American Tower Escrow Corp.
 zero coupon due 08/01/2008                          425,000         326,187

AT&T Broadband Corp.
 8.375% due 03/15/2013                             2,675,000       3,261,764

AT&T Wireless Services, Inc.
 8.75% due 03/01/2031                              2,225,000       3,118,645

Centennial Communications Corp.
 8.125% due 02/01/2014                               750,000         798,750

Nextel Communications, Inc.
 6.875% due 10/31/2013                               550,000         587,812
 7.375% due 08/01/2015                             1,500,000       1,620,000

SBA Communications Corp.
 8.50% due 12/01/2012                                175,000         188,563

SBA Telecommunication /
 SBA Communications Corp.
 zero coupon, Step up to 9.75% on
  12/15/2007 due 12/15/2011                          470,000         432,400

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                               -------------    -----------
CORPORATE BONDS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
UbiquiTel Operating Company
   9.875% due 03/01/2011 (a)                   $     625,000    $   685,938
US Unwired, Inc., Series B
   10.00% due 06/15/2012                             550,000        611,875
Western Wireless Corp.
   9.25% due 07/15/2013                              200,000        227,750
                                                                -----------
                                                                 13,491,532

CHEMICALS - 0.74%
Applied Extrusion Technologies
   12.00% due 03/15/2012 (a)                          59,091         56,136
Arco Chemical Company
   9.80% due 02/01/2020                              175,000        196,000
Equistar Chemicals LP
   10.625% due 05/01/2011                            525,000        579,469
Ethyl Corp.
   8.875% due 05/01/2010                             550,000        569,937
FMC Corp.
   10.25% due 11/01/2009                             500,000        563,125
Huntsman Advanced Materials LLC
   11.00% due 07/15/2010                             575,000        649,750
Huntsman ICI Chemicals
   10.125% due 07/01/2009 (a)                        125,000        128,594
Huntsman International LLC
   7.375% due 01/01/2015                              75,000         74,063
   9.875% due 03/01/2009                             550,000        588,500
ISP Chemco, Inc., Series B
   10.25% due 07/01/2011                             925,000      1,008,250
Lyondell Chemical Company
   11.125% due 07/15/2012                            575,000        652,625
Lyondell Chemical Company, Series B
   9.875% due 05/01/2007 (a)                          15,000         15,375
Methanex Corp.
   8.75% due 08/15/2012                              475,000        543,281
Millennium America, Inc.
   9.25% due 06/15/2008                            1,000,000      1,082,500
OM Group, Inc.
   9.25% due 12/15/2011                               25,000         25,000
PQ Corp.
   7.50% due 02/15/2013                               25,000         24,563
Rhodia SA
   7.625% due 06/01/2010 (a)                         725,000        703,250
Westlake Chemical Corp.
   8.75% due 07/15/2011                              422,000        458,925
                                                                -----------
                                                                  7,919,343

COMPUTERS & BUSINESS EQUIPMENT - 0.05%
Seagate Technology Holdings
   8.00% due 05/15/2009 (a)                          525,000        558,469
CONSTRUCTION MATERIALS - 0.03%
Nortek, Inc.
   8.50% due 09/01/2014                              325,000        302,250
CONTAINERS & GLASS - 0.46%
Anchor Glass Container Corp.
   11.00% due 02/15/2013                             675,000        526,500
Graphic Packaging International Corp.
   8.50% due 08/15/2011                              375,000        386,250
Owens Brockway Glass Container
   8.25% due 05/15/2013                              125,000        135,781
Owens-Brockway
   7.75% due 05/15/2011                              550,000        584,375
Owens-Illinois, Inc., Series 2008
   7.35% due 05/15/2008 (a)                          825,000        855,937
Plastipak Holdings, Inc.
   10.75% due 09/01/2011                           1,000,000      1,102,500
Pliant Corp.
   11.125% due 09/01/2009 (a)                         75,000         73,125
   13.00% due 06/01/2010 (a)                         275,000        222,750
Radnor Holdings Corp.
   11.00% due 03/15/2010 (a)                         300,000        204,750
Stone Container Corp.
   8.375% due 07/01/2012                             250,000        252,500
Tekni-Plex, Inc.
   8.75% due 11/15/2013 (a)                          725,000        643,438
                                                                -----------
                                                                  4,987,906

CORRECTIONAL FACILITIES - 0.04%
Corrections Corporation of America
   6.25% due 03/15/2013                              400,000        397,000

COSMETICS & TOILETRIES - 0.08%
Del Laboratories, Inc.
   8.00% due 02/01/2012                              550,000        473,000
Jafra Cosmetics International, Inc.
   10.75% due 05/15/2011                             391,000        437,920
                                                                -----------
                                                                    910,920

CRUDE PETROLEUM & NATURAL GAS - 0.64%
Burlington Resources Finance Company
   5.60% due 12/01/2006                            3,375,000      3,427,609
Chesapeake Energy Corp.
   6.625% due 01/15/2016                             575,000        593,688
   7.00% due 08/15/2014                              500,000        530,000
Kerr-McGee Corp.
   7.00% due 11/01/2011                            1,700,000      1,695,750
Plains Exploration & Production Company
   7.125% due 06/15/2014                             600,000        642,000
                                                                -----------
                                                                  6,889,047

DOMESTIC OIL - 1.08%
Devon Financing Corp., ULC
   6.875% due 09/30/2011                           3,275,000      3,664,617
Forest Oil Corp.
   8.00% due 12/15/2011                              825,000        909,562
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                              634,000        703,740

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                               -------------    -----------
CORPORATE BONDS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Precision Drilling Corp.
   5.625% due 06/01/2014                       $   2,150,000    $ 2,223,010
Stone Energy Corp.
   8.25% due 12/15/2011                              750,000        785,625
Valero Energy Corp.
   4.75% due 06/15/2013 (a)***                     3,375,000      3,341,534
                                                                -----------
                                                                 11,628,088

DRUGS & HEALTH CARE - 0.46%
aaiPharma, Inc.
   11.50% due 04/01/2010 +++ (a)                     575,000        301,875
General Nutrition Centers, Inc.
   8.50% due 12/01/2010                               50,000         40,000
Humana, Inc.
   6.30% due 08/01/2018 (a)                        3,100,000      3,389,509
Rite Aid Corp.
   11.25% due 07/01/2008                             425,000        448,906
The Jean Coutu Group (PJC), Inc.
   8.50% due 08/01/2014 (a)                          800,000        790,000
                                                                -----------
                                                                  4,970,290

ELECTRICAL EQUIPMENT - 0.05%
Wesco Distribution, Inc.
   9.125% due 06/01/2008                             563,000        574,260

ELECTRICAL UTILITIES - 1.26%
AES Corp.
   7.75% due 03/01/2014                              575,000        623,875
   9.375% due 09/15/2010                             600,000        679,500
Allegheny Energy Supply Company, LLC
   10.25% due 11/15/2007                             750,000        825,000
Appalachian Power Company
   5.95% due 05/15/2033                            3,100,000      3,335,024
Calpine Corp.
   8.50% due 07/15/2010 (a)                          925,000        712,250
   8.75% due 07/15/2013 (a)                          135,000         99,900
Calpine Generating Company LLC
   12.39% due 04/01/2011 (b)                         350,000        318,500
Edison Mission Energy
   9.875% due 04/15/2011                           1,125,000      1,317,656
Entergy Gulf States
   6.20% due 07/01/2033                            1,800,000      1,880,919
Mirant Americas Generation LLC
   8.30% due 05/01/2011 +++ (a)                    1,000,000      1,147,500
   9.125% due 05/01/2031 +++                         650,000        703,625
Reliant Resources, Inc.
   9.25% due 07/15/2010                              350,000        381,500
   9.50 due 07/15/2013                               650,000        721,500
Texas Genco LLC/Texas Genco Financing Corp.
   6.875% due 12/15/2014                             350,000        368,375
The AES Corp.
   8.875% due 02/15/2011 (a)                         325,000        362,375
                                                                -----------
                                                                 13,477,499

ELECTRONICS - 0.21%
L-3 Communications Corp.
   7.625% due 06/15/2012                           1,400,000      1,491,000
Motors & Gears, Inc., Series D
   10.75% due 11/15/2006                             500,000        455,000
Muzak LLC/Muzak Finance Corp.
   9.875% due 03/15/2009 (a)                         625,000        301,563
                                                                -----------
                                                                  2,247,563

ENERGY - 0.49%
Duke Energy Company
   4.20% due 10/01/2008                            3,100,000      3,088,890
El Paso Energy
   7.375% due 12/15/2012 (a)                       1,200,000      1,203,000
NRG Energy, Inc.
   8.00% due 12/15/2013                              900,000        949,500
                                                                -----------
                                                                  5,241,390

FINANCIAL SERVICES - 4.71%
BCP Crystal Holdings Corp.
   9.625% due 06/15/2014                             617,000        691,040
Borden U.S. Finance Corp./Nova Scotia Finance
   ULC
   9.00% due 07/15/2014                              300,000        305,250
CIT Group, Inc.
   7.75% due 04/02/2012                            4,690,000      5,500,596
Corporacion Andina de Fomento
   6.875% due 03/15/2012 (a)                       3,242,000      3,629,925
Countrywide Home Loan
   4.00 due 03/22/2011                             5,525,000      5,328,443
Ford Motor Credit Company
   7.875 due 06/15/2010                            3,600,000      3,557,527
General Motors Acceptance Corp.
   6.75% due 12/01/2014 (a)                        1,725,000      1,543,313
   6.875% due 09/15/2011                           3,225,000      2,976,959
   7.25% due 03/02/2011                              100,000         93,767
   8.00% due 11/01/2031                              225,000        200,777
Global Cash Access, LLC
   8.75% due 03/15/2012                              625,000        679,687
HSBC Finance Corp.
   5.25% due 04/15/2015                            4,950,000      5,083,135
International Lease Finance Corp.
   4.375% due 11/01/2009                           3,750,000      3,756,544
iPCS Inc.
   11.50% due 05/01/2012                             675,000        752,625
J.P. Morgan Chase & Company
   6.625% due 03/15/2012                           4,425,000      4,926,189
JSG Funding PLC
   9.625% due 10/01/2012                             300,000        300,000
MBNA Corp, Series MTN
   6.25% due 01/17/2007                            1,425,000      1,470,322
MBNA Corp.
   4.625% due 09/15/2008                           2,085,000      2,113,414

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                               -------------    -----------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Morgan Stanley Dean Witter
   6.60% due 04/01/2012                        $   4,925,000    $ 5,475,630
Sensus Metering Systems, Inc.
   8.625% due 12/15/2013                             725,000        674,250
Textron Financial Corp.
   2.75% due 06/01/2006                            1,300,000      1,287,390
Yell Finance BV
   zero coupon, Step up to 13.50% on
     08/01/2006 due 08/01/2011 (a)                   176,000        176,440
                                                                -----------
                                                                 50,523,223

FOOD & BEVERAGES - 0.69%
Ahold Lease USA, Inc.
   7.82% due 01/02/2020                              139,771        150,953
Del Monte Corp.
   8.625% due 12/15/2012                             525,000        577,500
Doane Pet Care Company
   9.75% due 05/15/2007 (a)                          700,000        680,750
   10.75% due 03/01/2010                             125,000        132,187
Dole Food, Inc.
   8.875% due 03/15/2011                             267,000        285,023
Kraft Foods, Inc.
   5.625% due 11/01/2011                           4,800,000      5,091,950
Pinnacle Foods Holding Corp.
   8.25% due 12/01/2013 (a)                          600,000        537,000
                                                                -----------
                                                                  7,455,363

FURNITURE & FIXTURES - 0.08%
Sealy Mattress Company
   8.25% due 06/15/2014                              850,000        858,500

GAS & PIPELINE UTILITIES - 0.72%
Dynegy Holdings, Inc.
   6.875% due 04/01/2011 (a)                         375,000        370,312
   8.75% due 02/15/2012                              125,000        136,250
   9.875% due 07/15/2010                           1,425,000      1,574,625
El Paso Corp.
   7.75% due 01/15/2032 (a)                          675,000        658,125
   7.875% due 06/15/2012 (a)                         425,000        437,750
United Utilities PLC
   4.55% due 06/19/2018 ***                        2,400,000      2,255,527
Williams Companies, Inc.
   7.625% due 07/15/2019                             100,000        112,500
   7.875% due 09/01/2021 (a)                         950,000      1,080,625
   8.75% due 03/15/2032                              875,000      1,051,094
                                                                -----------
                                                                  7,676,808

HEALTHCARE PRODUCTS - 0.10%
Icon Health & Fitness
   11.25% due 04/01/2012 (a)                         450,000        344,250
Medical Device Manufacturing, Inc.
   10.00% due 07/15/2012                             650,000        698,750
                                                                -----------
                                                                  1,043,000

HEALTHCARE SERVICES - 0.93%
Ameripath, Inc.
   10.50% due 04/01/2013                             700,000        708,750
DaVita, Inc.
   7.25% due 03/15/2015 (a)                          350,000        359,625
Extendicare Health Services, Inc.
   9.50% due 07/01/2010                              500,000        540,000
Insight Health Services Corp.
   9.875% due 11/01/2011                             150,000        117,000
National Mentor, Inc.
   9.625% due 12/01/2012                             700,000        736,750
Unitedhealth Group, Inc.
   4.125% due 08/15/2009                           3,375,000      3,359,124
Vanguard Health Holding Company, II LLC
   9.00% due 10/01/2014                              375,000        405,000
Vanguard Health Holding Company, Inc. LLC
   zero coupon, Step up to 11.25% on
     10/01/2009 due 10/01/2015 (a)                   550,000        390,500
WellPoint Health Networks, Inc.
   6.375% due 01/15/2012                           3,100,000      3,418,621
                                                                -----------
                                                                 10,035,370

HOTELS & RESTAURANTS - 0.53%
Boyd Gaming Corp.
   6.75% due 04/15/2014 (a)                          700,000        717,500
Carrols Corp.
   9.00% due 01/15/2013 (a)                          450,000        455,625
Gaylord Entertainment Company
   6.75% due 11/15/2014                              800,000        782,000
HMH Properties, Inc., Series B
   7.875% due 08/01/2008                              88,000         89,320
John Q Hammons Hotels LP
   8.875% due 05/15/2012                             600,000        654,000
Kerzner International
   8.875% due 08/15/2011                             625,000        668,750
Park Place Entertainment Corp.
   8.125% due 05/15/2011                              25,000         28,750
   8.875% due 09/15/2008                              50,000         55,812
   9.375% due 02/15/2007                             650,000        698,750
Sbarro, Inc.
   11.00% due 09/15/2009 (a)                         725,000        728,625
Turning Stone Casino Resort
   9.125% due 12/15/2010                             775,000        819,563
                                                                -----------
                                                                  5,698,695

HOUSEHOLD APPLIANCES - 0.02%
Applica, Inc.
   10.00% due 07/31/2008 (a)                         184,000        167,440

HOUSEHOLD PRODUCTS - 0.11%
Resolution Performance Products, Inc.
   13.50% due 11/15/2010 (a)                         675,000        725,625
Simmons Bedding Company
   zero coupon, Step up to 10.00% on
     12/15/2009 due 12/15/2014                        25,000         11,750

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                               -------------    -----------
CORPORATE BONDS (CONTINUED)

HOUSEHOLD PRODUCTS (CONTINUED)
Simmons Bedding Company (continued)
   7.875% due 01/15/2014 (a)                   $     500,000    $   430,000
                                                                -----------
                                                                  1,167,375

INDUSTRIAL MACHINERY - 0.20%
Case New Holland, Inc.
   9.25% due 08/01/2011                               75,000         78,750
Dresser Rand Group, Inc.
   7.375% due 11/01/2014                             150,000        156,000
Flowserve Corp.
   12.25% due 08/15/2010                             775,000        837,000
NMHG Holding Company
   10.00% due 05/15/2009                           1,000,000      1,050,000
                                                                -----------
                                                                  2,121,750

INTERNATIONAL OIL - 0.17%
Petronas Capital, Ltd.
   7.00% due 05/22/2012                            1,050,000      1,200,127
Vintage Petroleum, Inc.
   7.875% due 05/15/2011 (a)                         575,000        606,625
                                                                -----------
                                                                  1,806,752

LEISURE TIME - 0.94%
AMF Bowling Worldwide, Inc.
   10.00% due 03/01/2010                             650,000        656,500
Choctaw Resort Development Enterprise
   7.25% due 11/15/2019                              675,000        673,312
Cinemark, Inc.
   zero coupon, Step up to 9.75% on
     03/15/2009 due 03/15/2014                       925,000        615,125
Equinox Holdings, Inc.
   9.00% due 12/15/2009                              575,000        593,687
Herbst Gaming, Inc.
   8.125% due 06/01/2012                             625,000        662,500
Isle Capri Casinos, Inc.
   7.00% due 03/01/2014                              850,000        854,250
Las Vegas Sands Corp.
   6.375% due 02/15/2015 (a)                         600,000        586,500
Loews Cineplex Entertainment Corp.
   9.00% due 08/01/2014                               50,000         48,375
MGM Mirage, Inc.
   6.75% due 09/01/2012                            1,200,000      1,236,000
   8.375% due 02/01/2011 (a)                          50,000         54,500
Mohegan Tribal Gaming Authority
   6.875% due 02/15/2015                             400,000        409,000
   7.125% due 08/15/2014                             375,000        392,813
Penn National Gaming, Inc.
   6.75% due 03/01/2015                              800,000        794,000
Pinnacle Entertainment, Inc.
   8.25% due 03/15/2012                            1,000,000      1,040,000
Station Casinos, Inc.
   6.50% due 02/01/2014 (a)                        1,025,000      1,045,500
   6.875% due 03/01/2016                             425,000        436,688
                                                                -----------
                                                                 10,098,750

MANUFACTURING - 0.19%
Blount, Inc.
   8.875% due 08/01/2012 (a)                         375,000        401,250
KI Holdings, Inc.
   zero coupon, Step up to 9.875% on
     11/15/2009 due 11/15/2014                     1,125,000        652,500
Park-Ohio Industries, Inc.
   8.375% due 11/15/2014                             425,000        379,312
Trinity Industries, Inc.
   6.50% due 03/15/2014                              625,000        621,875
                                                                -----------
                                                                  2,054,937

MEDICAL-HOSPITALS - 0.47%
Community Health Systems, Inc.
   6.50% due 12/15/2012                              725,000        737,687
Genesis Healthcare Corp.
   8.00% due 10/15/2013 (a)                          425,000        460,062
HCA, Inc.
   6.375% due 01/15/2015 (a)                       1,450,000      1,504,532
   7.05% due 12/01/2027                              150,000        150,507
IASIS Healthcare LLC
   8.75% due 06/15/2014                              850,000        922,250
Tenet Healthcare Corp.
   6.50% due 06/01/2012 (a)                          525,000        498,750
   6.875% due 11/15/2031                             325,000        273,000
   7.375% due 02/01/2013 (a)                         350,000        345,625
   9.875% due 07/01/2014                             125,000        134,063
                                                                -----------
                                                                  5,026,476

METAL & METAL PRODUCTS - 0.13%
Mueller Group, Inc.
   10.00% due 05/01/2012                             500,000        525,000
Mueller Holdings, Inc.
   zero coupon, Step up to 14.75% on
     04/15/2009 due 04/15/2014                       125,000         91,250
Novelis, Inc.
   7.25% due 02/15/2015                              775,000        777,906
                                                                -----------
                                                                  1,394,156

MINING - 0.05%
Compass Minerals Group, Inc.
   10.00% due 08/15/2011                             500,000        545,000

OFFICE FURNISHINGS & SUPPLIES - 0.10%
Interace, Inc.
   7.30% due 04/01/2008                              375,000        382,500
Interface, Inc.
   9.50% due 02/01/2014 (a)                          250,000        255,000
Tempur-Pedic/Tempur Products
   10.25% due 08/15/2010                             423,000        465,300
                                                                -----------
                                                                  1,102,800

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                               -------------    -----------
CORPORATE BONDS (CONTINUED)

PAPER - 0.58%
Abitibi-Consolidated, Inc.
   8.55% due 08/01/2010 (a)                    $     125,000    $   130,312
   8.85% due 08/01/2030                              450,000        430,875
Appleton Papers, Inc.
   8.125% due 06/15/2011                              25,000         24,375
Appleton Papers, Inc., Series B
   9.75% due 06/15/2014                              575,000        554,875
Boise Cascade LLC
   7.125% due 10/15/2014                             850,000        835,125
Bowater Canada Finance Corp.
   7.95% due 11/15/2011                              450,000        476,437
Bowater, Inc.
   6.50% due 06/15/2013 (a)                          275,000        271,563
Buckeye Technologies, Inc.
   8.00% due 10/15/2010 (a)                          500,000        480,000
   9.25% due 09/15/2008 (a)                          250,000        250,000
Newark Group, Inc.
   9.75% due 03/15/2014                              575,000        529,000
Norske Skog Canada, Ltd.
   8.625% due 06/15/2011                             675,000        696,094
Smurfit Capital Funding PLC
   7.50% due 11/20/2025                              500,000        470,000
Smurfit-Stone Container
   8.25% due 10/01/2012                            1,125,000      1,130,625
                                                                -----------
                                                                  6,279,281

PETROLEUM SERVICES - 0.13%
Hanover Compressor Company
   zero coupon due 03/31/2007                        575,000        506,000
Hanover Equipment Trust
   8.75% due 09/01/2011 (a)                          275,000        292,187
Key Energy Services, Inc.
   8.375% due 03/01/2008                             550,000        569,250
                                                                -----------
                                                                  1,367,437

PHARMACEUTICALS - 0.52%
Wyeth
   5.50% due 03/15/2013                            5,325,000      5,604,302

PLASTICS - 0.08%
Berry Plastics Corp.
   10.75% due 07/15/2012                             775,000        845,719

POLLUTION CONTROL - 0.01%
Aleris International, Inc.
   9.00% due 11/15/2014                              100,000        103,500
Safety-Kleen Services, Inc.
   9.25% due 06/01/2008 +++                        1,000,000          4,010
                                                                -----------
                                                                    107,510

PUBLISHING - 0.33%
Cadmus Communications Corp.
   8.375% due 06/15/2014                             650,000        668,687
CBD Media Holdings LLC/CBD Holdings Finance,
   Inc.
   9.25% due 07/15/2012 (a)                          650,000        658,125
Dex Media East LLC
   12.125% due 11/15/2012                            325,000        389,188
Dex Media West LLC
   8.50% due 08/15/2010 (a)                          375,000        408,750
   9.875% due 08/15/2013                             220,000        250,800
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
     11/15/2008 due 11/15/2013                       250,000        201,250
   zero coupon, Step up to 9.00% on
     11/15/2008 due 11/15/2013 (a)                   500,000        402,500
Houghton Mifflin Company
   zero coupon, Step up to 11.50% on
     10/15/2008 due 10/15/2013 (a)                   375,000        273,750
Mail-Well I Corp.
   9.625% due 03/15/2012                             300,000        324,000
                                                                -----------
                                                                  3,577,050

REAL ESTATE - 0.81%
Boston Properties, Ltd., REIT
   6.25% due 01/15/2013                            2,150,000      2,342,608
Felcor Lodging LP, REIT
   9.00% due 06/01/2011                              775,000        846,687
Host Marriott LP, REIT
   6.375% due 03/15/2015                             250,000        247,500
   7.125% due 11/01/2013                           1,275,000      1,329,187
iStar Financial, Inc., REIT
   5.15% due 03/01/2012                            3,175,000      3,137,983
Meristar Hospitality Corp., REIT
   9.125% due 01/15/2011 (a)                         375,000        393,750
Meristar Hospitality Operating Partnership
   LP, REIT
   10.50% due 06/15/2009 (a)                         325,000        347,750
                                                                -----------
                                                                  8,645,465

RETAIL - 0.03%
Leslie's Poolmart
   7.75% due 02/01/2013                              375,000        378,750

RETAIL GROCERY - 0.34%
Safeway, Inc.
   7.25% due 02/01/2031 (a)                        3,170,000      3,670,749

RETAIL TRADE - 0.45%
Finlay Fine Jewelry Corp.
   8.375% due 06/01/2012 (a)                         350,000        315,437
FTD, Inc.
   7.75% due 02/15/2014                              583,000        571,340
Home Interiors & Gifts, Inc.
   10.125% due 06/01/2008 (a)                        950,000        612,750
Limited Brands, Inc.
   6.95% due 03/01/2033 (a)                        2,750,000      2,864,117

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                               -------------    ------------
CORPORATE BONDS (CONTINUED)

RETAIL TRADE (CONTINUED)
PETCO Animal Supplies, Inc.
   10.75% due 11/01/2011                       $     450,000    $    501,750
                                                                ------------
                                                                   4,865,394

SANITARY SERVICES - 0.17%
Allied Waste North America, Inc.
   7.25% due 03/15/2015                              600,000         580,500
   8.50% due 12/01/2008                              325,000         340,844
Allied Waste North America, Inc., Series B
   7.375% due 04/15/2014 (a)                         625,000         578,125
   9.25% due 09/01/2012                              333,000         359,640
                                                                ------------
                                                                   1,859,109

SEMICONDUCTORS - 0.12%
Amkor Technology, Inc.
   7.75% due 05/15/2013 (a)                          125,000         107,500
   9.25% due 02/15/2008 (a)                          800,000         768,000
   10.50% due 05/01/2009 (a)                         450,000         388,125
                                                                ------------
                                                                   1,263,625

STEEL - 0.01%
AK Steel Corp.
   7.875% due 02/15/2009 (a)                         175,000         159,250

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.33%
Insight Midwest LP/ Insight Capital, Inc.
   9.75% due 10/01/2009                               50,000          51,812
   10.50% due 11/01/2010                             585,000         620,100
Intelsat Ltd.
   7.805% due 01/15/2012 (b)                         275,000         279,813
Lucent Technologies, Inc.
   6.45% due 03/15/2029                            1,875,000       1,678,125
Panamsat Corp.
   9.00% due 08/15/2014                              195,000         212,794
Spectrasite, Inc.
   8.25% due 05/15/2010                              400,000         424,000
Zeus Special Subsidiary, Ltd.
   zero coupon, Step up to 9.25% on
     02/01/2010 due 02/01/2015                       450,000         300,375
                                                                ------------
                                                                   3,567,019

TELEPHONE - 1.41%
MCI, Inc.
   8.735% due 05/01/2014 (b)                       1,025,000       1,149,281
Qwest Corp.
   8.875% due 03/15/2012                             300,000         326,250
Qwest Services Corp.
   13.50% due 12/15/2010                           1,825,000       2,107,875
   14.00% due 12/15/2014                             625,000         757,812
Sprint Capital Corp.
   8.375% due 03/15/2012 (a)                       2,500,000       3,007,053
Telecom Italia Capital SA
   4.00% due 01/15/2010                            2,300,000       2,234,848
Verizon Florida, Inc., Series F
   6.125% due 01/15/2013 (a)                       5,145,000       5,516,212
                                                                ------------
                                                                  15,099,331

TRANSPORTATION - 0.34%
Horizon Lines LLC
   9.00% due 11/01/2012                              300,000         314,250
Union Pacific Corp.
   3.625% due 06/01/2010 (a)                       3,425,000       3,291,082
                                                                ------------
                                                                   3,605,332

TRUCKING & FREIGHT - 0.06%
Terex Corp.
   10.375% due 04/01/2011                            575,000         623,875
                                                                ------------
TOTAL CORPORATE BONDS (Cost $293,194,331)                       $298,187,433
                                                                ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.37%
Commercial Mortgage Asset Trust,
   Series 1999-C1, Class C
   7.35% due 01/17/2032                            1,325,000       1,565,389
Commercial Mortgage Pass-Through
   Certificates, Series 2001-J2A, Class A1
   5.447% due 07/16/2034                           1,607,261       1,671,045
Commercial Mortgage Pass-Through
   Certificates, Series 2003-FL9, Class E
   4.22% due 11/15/2015 (b)                        1,005,443         999,843
Federal Home Loan Mortgage Corp., Series
   1106, Class K
   7.595% IO due 07/15/2006                            7,768              87
First Boston Mortgage Securities Corp. STRIP,
   Series D, IO
   10.965% due 05/25/2017                            103,415          25,602
First Union National Bank Commercial
   Mortgage, Series 2000-C1, IO
   0.525% due 05/17/2032 (b)                      62,873,575       1,745,792
GMAC Commercial Mortgage Security, Inc.,
   Series 2002-FL1A, Class D
   5.96% due 01/11/2014 (b)                        1,006,420       1,001,388
Green Tree Financial Corp.,
   Series 1997-6, Class A8
   7.07% due 01/15/2029                            3,944,795       4,169,716
Merit Securities Corp., Series 11PA, Class B2
   4.82% due 09/28/2032 (b)                        3,525,000       3,491,699
                                                                ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,402,745)                                              $ 14,670,561
                                                                ------------

ASSET BACKED SECURITIES - 3.16%
Airplane Pass Through Trust, Series 1, Class D
   10.875% due 03/15/2019 +++                      1,481,550           7,408
Ameriquest Mortgage Securities, Inc.,
   Series 2004-R11, Class M5
   4.5144% due 11/25/2034 (b)                      1,420,000       1,446,732

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMOUNT          VALUE
                                               -------------    ------------
ASSET BACKED SECURITIES
(CONTINUED)
Amortizing Residential Collateral Trust,
   Series 2002-BC6, Class M2
   4.5144% due 08/25/2032 (b)***               $   2,700,000    $  2,721,426
Argent NIM Trust, Series 2004-WN8, Class A
   4.70% due 07/25/2034                              737,777         735,298
Asset Backed Securities Corp.,
   Series 2003-HE2, Class M2
   5.12% due 04/15/2033 (b)                        2,000,000       2,021,749
Bayview Financial Acquisition Trust,
   Series 2001-CA, Class M3
   4.5644% due 08/25/2036 (b)                      3,000,000       3,012,187
Bear Stearns Asset Backed Securities NIM,
   Series 2003-HE1N, Class N1
   6.50% due 08/25/2005                              217,528         217,548
Bear Stearns Asset Backed Securities NIM,
   Series 2004-FR1N, Class A1
   5.00% due 05/25/2034                              487,322         484,307
Bear Stearns Asset Backed Securities NIM,
   Series 2004-HE6N, Class A1
   5.25% due 08/25/2034                              693,128         689,777
Countrywide Asset-Backed Certificates,
   Series 2004-5, Class M4
   4.5644% due 06/25/2034 (b)                      1,900,000       1,929,263
Countrywide Asset-Backed Certificates,
   Series 2004-5N, Class N1
   5.50% due 10/25/2035                              690,078         687,622
First Consumer Master Trust,
   Series 2001-A, Class A
   3.53% due 09/15/2008 (b)                        1,236,363       1,228,574
Independence II CDO, Ltd., Series 2A, Class C
   5.7285% IO due 08/07/2036 (b)                     896,795           8,968
Merrill Lynch Mortgage Investors, Inc.
   5.00% due 09/25/2035                            2,407,560       2,386,255
Metris Master Trust, Series 2001-2, Class B
   4.34% due 11/20/2009 (b)                        2,305,000       2,310,449
Mid State Trust, Series 6, Class A1
   7.34% due 07/01/2035                            3,697,092       3,954,254
Novastar Home Equity Loan, Series 2005-2,
   Class M11
   6.3144% due 10/25/2035 (b)                      1,780,000       1,771,460
Novastar Home Equity Loan,
   Series 2003-4, Class M2
   4.9394% due 02/25/2034 (b)                        650,000         663,800
Novastar Home Equity Loan,
   Series 2004-1, Class M4
   4.289% due 06/25/2034 (b)                       1,430,000       1,433,388
Option One Mortgage Loan Trust, Series
   2004-2, Class M7
   6.8144% due 05/25/2034 (b)                      1,410,000       1,363,245
Residential Asset Securities Corp.,
   Series 2002-KS2, Class MII2
   4.4144% due 04/25/2032 (b)                        499,035         502,310
SAIL Net Interest Margin Notes
   4.75% due 01/27/2035                              699,465         698,165
   7.50% due 01/27/2035                              471,548         452,981
SAIL Net Interest Margin Notes,
   Series 2003-13A, Class A
   6.75% due 11/27/2033                               88,119          87,808
SAIL Net Interest Margin Notes,
   Series 2004-2A, Class A
   5.50% due 03/27/2034                              719,570         720,893
SAIL Net Interest Margin Notes,
   Series 2004-4A, Class A
   5.00% due 04/27/2034                              589,301         589,361
SAIL Net Interest Margin Notes,
   Series 2004-BN2A, Class A
   5.00% due 12/27/2034                            1,825,756       1,825,906
Varick Structured Asset Fund, Ltd.,
   Series 1A, Class B1
   4.59% due 11/01/2035 +++ (b)***                 2,000,000             600
                                                                ------------
TOTAL ASSET BACKED SECURITIES
(Cost $ 36,516,629)                                             $ 33,951,734
                                                                ------------

SHORT TERM INVESTMENTS - 39.56%
Barton Cap Corp.
   3.13% due 07/13/2005 ***                    $  18,040,000    $ 18,021,178
Chesham Finance LLC
   3.16% due 07/13/2005 ***                       24,950,000      24,923,719
Concord Minutemen Yrs 3+4
   3.14% due 07/14/2005 ***                       20,000,000      19,977,322
Credit Suisse First Boston
   3.15% due 07/13/2005 ***                       24,950,000      24,923,803
DaimlerChrysler North America Holding
   3.31% due 07/14/2005 ***                       13,675,000      13,658,655
Falcon Asset Securitization
   3.13% due 07/13/2005 ***                       12,167,000      12,154,306
Four Winds Funding Corp.
   3.22% due 07/14/2005 ***                       13,675,000      13,659,099
Market Street Funding Corp. Yrs 3&4
   3.135% due 07/14/2005 ***                      24,750,000      24,721,981
Mica Funding LLC
   3.16% due 07/13/2005 ***                       18,048,000      18,028,989
State Street Navigator Securities Lending
   Prime Portfolio (c)                           254,444,237     254,444,237
                                                                ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $ 424,513,289)                                            $424,513,289
                                                                ------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                  -------------    --------------
REPURCHASE AGREEMENTS - 21.13%
Bear Stearns Tri-Party Repurchase
   Agreement dated 06/30/2005 at 3.30% to be
   repurchased at $115,010,542 on 07/01/2005,
   collateralized by $70,510,000 Resolution
   Funding Corp., 0.00% due 10/15/2019
   (valued at $38,009,826, including interest)
   and $159,690,000 Resolution Funding Corp.,
   0.00% due 10/15/2020 (valued at
   $81,653,649, including interest) ***
                                                  $ 115,000,000    $  115,000,000
Greenwich Capital Tri-Party Repurchase
   Agreement dated 06/30/2005 at 3.30% to be
   repurchased at $111,788,246.32 on
   07/01/2005, collateralized by $50,000,000
   Federal Home Loan Mortgage Corporation,
   4.25% due 07/15/2009 (valued at
   $52,530,000, including interest) and
   $58,195,000 Federal Home Loan Mortgage
   Corporation, 5.00% due 07/15/2014
   (valued  at  $63,810,818, including
   interest) ***                                    111,778,000       111,778,000
                                                                   --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $226,778,000)                                                $  226,778,000
                                                                   --------------
TOTAL INVESTMENTS (STRATEGIC BOND TRUST)
   (COST $1,631,284,642) - 153.07%                                 $1,642,807,582
LIABILITIES IN EXCESS OF OTHER ASSETS - (53.07)%                     (569,574,427)
                                                                   --------------
TOTAL NET ASSETS - 100.00%                                         $1,073,233,155
                                                                   ==============

STRATEGIC INCOME TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                  ---------------    -----------
COMMON STOCKS - 0.34%

MINING - 0.34%
Newmont Mining Corp.                                        1,500    $    58,545
Pan American Silver Corp. * (a)                             2,100         31,059
                                                                     -----------
                                                                          89,604
                                                                     -----------
TOTAL COMMON STOCKS (Cost $81,760)                                   $    89,604
                                                                     -----------

U.S. TREASURY OBLIGATIONS - 5.33%

U.S. TREASURY BONDS - 3.43%
   8.125% due 08/15/2019                            $     350,000        495,961
   10.75% due 08/15/2005                                  400,000        403,672
                                                                     -----------
                                                                         899,633

U.S. TREASURY NOTES - 1.90%
   6.125% due 08/15/2007 ****                             475,000        498,861
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost  $1,264,694)                                                   $ 1,398,494
                                                                     -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.06%

FEDERAL HOME LOAN BANK - 4.09%
   3.20% due 11/29/2006                                   375,000        371,788
   4.00% due 03/10/2008                                   700,000        700,537
                                                                     -----------
                                                                       1,072,325

FEDERAL HOME LOAN MORTGAGE CORP. - 3.79%
   3.35% due 11/09/2007                                   500,000        494,483
   3.80% due 06/28/2007                                   250,000        249,824
   5.02% due 03/22/2012                                   250,000        250,200
                                                                     -----------
                                                                         994,507

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 1.18%
   3.25% due 06/28/2006                                   310,000        308,211
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $ 2,386,910)                                                   $ 2,375,043
                                                                     -----------

FOREIGN GOVERNMENT OBLIGATIONS - 50.71%

AUSTRALIA - 3.02%
Commonwealth of Australia
   7.50% due 09/15/2009                           AUD     955,000        792,414

BRAZIL - 2.00%
Federative Republic of Brazil
   4.75% due 04/10/2007                           JPY  33,000,000        308,714
   8.00% due 04/15/2014 (b)                         $     211,098        216,228
                                                                     -----------
                                                                         524,942

CANADA - 19.98%
Government of Canada
   5.50% due 06/01/2009                           CAD   1,570,000      1,389,700
   5.50% due 06/01/2010                                   425,000        380,336
   5.75% due 06/01/2029                                 1,235,000      1,224,259
   6.00% due 06/01/2008                                   425,000        375,350
   6.00% due 06/01/2011                                   475,000        438,665
   7.00% due 12/01/2006                                   600,000        517,879
Province of Ontario
   5.00% due 03/08/2014                                   250,000        218,716
   5.90% due 03/08/2006                                   250,000        208,348
   6.25% due 06/16/2015                                   700,000        484,465
                                                                     -----------
                                                                       5,237,718

COLOMBIA - 3.22%
Republic of Columbia
   9.75% due 04/09/2011                             $     442,924        505,820
   11.50% due 05/31/2011                          EUR      70,000        108,614
   11.75% due 02/25/2020 (a)                        $     175,000        230,125
                                                                     -----------
                                                                         844,559

GERMANY - 1.31%
Federal Republic of Germany
   5.00% due 07/04/2012                           EUR     250,000        344,398

IRELAND - 3.72%
Republic of Ireland
   4.60% due 04/18/2016                                   475,000        649,821

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                  ---------------    -----------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

IRELAND (CONTINUED)
Republic of Ireland (continued)
   5.00% due 04/18/2013                           EUR     235,000    $   325,749
                                                                     -----------
                                                                         975,570

ITALY - 2.58%
Republic of Italy
   4.75% due 02/01/2013                                   175,000        236,642
   6.00% due 05/01/2031                                   170,000        275,970
   6.75% due 02/01/2007                                   125,000        162,182
                                                                     -----------
                                                                         674,794

JAPAN - 0.35%
Government of Japan
   0.10% due 10/20/2005                           JPY  10,000,000         90,185

MEXICO - 2.02%
Government of Mexico
   6.375% due 01/16/2013                            $     200,000        214,700
   8.375% due 01/14/2011                                  270,000        314,280
                                                                     -----------
                                                                         528,980

NEW ZEALAND - 0.66%
Government of New Zealand, Series 206
   6.50% due 02/15/2006                           NZD     250,000        174,029

NORWAY - 3.96%
Kingdom of Norway
   5.00% due 05/15/2015                           NOK   3,000,000        516,431
   6.75% due 01/15/2007                                 3,200,000        520,974
                                                                     -----------
                                                                       1,037,405

PANAMA - 0.83%
Republic of Panama
   7.25% due 03/15/2015 (a)                         $     200,000        217,400

PERU - 0.21%
Republic of Peru
   9.125% due 01/15/2008 (b)                               50,000         55,250

PHILIPPINES - 0.97%
Republic of Philippines
   3.20% due 08/02/2005                           JPY   5,000,000         45,091
   9.125% due 02/22/2010                          EUR     155,000        209,167
                                                                     -----------
                                                                         254,258

SPAIN - 4.35%
Government of Spain
   4.20% due 07/30/2013                                   500,000        658,503
   5.00% due 07/30/2012                                   350,000        481,824
                                                                     -----------
                                                                       1,140,327

VENEZUELA - 1.53%
Republic of Venezuela
   8.50% due 10/08/2014 (a)                         $      50,000         51,925
   11.00% due 03/05/2008                          EUR     250,000        349,344
                                                                     -----------
                                                                         401,269
                                                                     -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $ 12,812,400)                                                  $13,293,498
                                                                     -----------

CORPORATE BONDS - 16.83%

BANKING - 0.46%
LANDWIRTSCH. RENTENBANK, Series EMTN
   0.65% due 09/30/2008                           JPY  13,000,000        119,157

BROADCASTING - 1.13%
Allbritton Communications Company
   7.75% due 12/15/2012                             $     100,000         98,500
CCO Holdings, LLC
   8.75% due 11/15/2013                                   200,000        197,000
                                                                     -----------
                                                                         295,500

BUILDING MATERIALS & CONSTRUCTION - 1.14%
Votorantim Overseas IV
   7.75% due 06/24/2020                                   300,000        300,000

CABLE AND TELEVISION - 1.57%
Cablevision Systems Corp., Series B
   8.00% due 04/15/2012                                   100,000         98,000
Rogers Cable, Inc.
   7.25% due 12/15/2011                           CAD     250,000        211,918
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                             $     100,000        102,500
                                                                     -----------
                                                                         412,418

CELLULAR COMMUNICATIONS - 0.41%
Nextel Communications, Inc.
   7.375% due 08/01/2015                                  100,000        108,000

CONTAINERS & GLASS - 1.57%
Owens Brockway Glass Container
   8.25% due 05/15/2013                                   100,000        108,625
Stone Container Corp.
   8.375% due 07/01/2012                                  300,000        303,000
                                                                     -----------
                                                                         411,625

FINANCIAL SERVICES - 1.33%
General Electric Capital Corp.
   6.625% due 02/04/2010                          NZD     500,000        349,115

INDUSTRIAL MACHINERY - 0.40%
Manitowoc, Inc.
   7.125% due 11/01/2013 (a)                        $     100,000        104,500

INTERNATIONAL OIL - 2.05%
Ocean Rig Norway AS
   8.375% due 07/01/2013                                  300,000        303,750
Pemex Project Funding Master Trust
   9.125% due 10/13/2010                                  200,000        234,200
                                                                     -----------
                                                                         537,950

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                  ---------------    -----------
CORPORATE BONDS (CONTINUED)

LEISURE TIME - 3.91%
Mohegan Tribal Gaming Authority
   6.375% due 07/15/2009                          $       200,000    $   204,000
   7.125% due 08/15/2014                                  300,000        314,250
Penn National Gaming, Inc.
   6.75% due 03/01/2015                                   100,000         99,250
Seneca Gaming Corp.
   7.25% due 05/01/2012                                   300,000        310,125
Waterford Gaming, LLC
   8.625% due 09/15/2012                                   92,000         97,290
                                                                     -----------
                                                                       1,024,915

METAL & METAL PRODUCTS - 1.72%
Novelis, Inc.
   7.25% due 02/15/2015                                   450,000        451,687

POLLUTION CONTROL - 0.38%
Waste Services, Inc.
   9.50% due 04/15/2014 (a)                               100,000         99,000

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.76%
Dobson Communications Corp.
   10.875% due 07/01/2010 (a)                             200,000        198,500
                                                                     -----------
TOTAL CORPORATE BONDS (Cost $4,382,277)                              $ 4,412,367
                                                                     -----------

SHORT TERM INVESTMENTS - 21.84%
Federal Home Loan Bank Discount Notes
   2.50% due 07/01/2005                           $     4,100,000    $ 4,100,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                                  1,624,239      1,624,239
                                                                     -----------
TOTAL SHORT TERM INVESTMENTS
(Cost $ 5,724,239)                                                   $ 5,724,239
                                                                     -----------
TOTAL INVESTMENTS (STRATEGIC INCOME TRUST)
   (COST  $26,652,280) - 104.11%                                     $27,293,245
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.11)%                       (1,078,378)
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $26,214,867
                                                                     ===========

GLOBAL BOND TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                  ---------------    ------------
PREFERRED STOCKS - 0.41%

UNITED STATES - 0.41%
DG Funding Trust *                                            236    $  2,532,575
Federal National Mortgage Association * ***                31,000       1,719,533
                                                                     ------------
                                                                        4,252,108
                                                                     ------------
TOTAL PREFERRED STOCKS (Cost $4,117,900)                             $  4,252,108
                                                                     ------------

U.S. TREASURY OBLIGATIONS - 17.46%

TREASURY INFLATION PROTECTED
SECURITIES (d) - 1.00%
   1.625% due 01/15/2015 ***                        $   9,575,686       9,540,897
   2.00% due 07/15/2014 ***                               927,532         955,757
                                                                     ------------
                                                                       10,496,654

U.S. TREASURY BONDS - 8.93%
   4.25% due 08/15/2014 ***                             8,500,000       8,703,201
   5.25% due 02/15/2029 ***                               875,000       1,000,747
   6.375% due 08/15/2027 ***                            1,650,000       2,139,263
   7.50% due 11/15/2016 ***                             6,150,000       8,060,584
   7.875% due 02/15/2021 ***                            4,100,000       5,803,583
   8.125% due 08/15/2019 ***                           14,100,000      19,980,137
   8.75% due 05/15/2017 ***                             5,900,000       8,471,338
   8.875% due 08/15/2017 to 02/15/2019 ***             26,525,000      39,401,404
                                                                     ------------
                                                                       93,560,257

U.S. TREASURY NOTES - 6.71%
   1.625% due 02/28/2006 ***                            1,125,000       1,111,685
   3.25% due 08/15/2007 ***                             4,030,000       3,997,413
   4.125% due 05/15/2015                               20,800,000      21,103,867
   4.25% due 11/15/2013 to 11/15/2014 ***              35,500,000      36,341,773
   4.875% due 02/15/2012 ***                            4,800,000       5,097,749
   5.75% due 08/15/2010                                   250,000         273,233
   6.50% due 02/15/2010 ***                               500,000         557,988
   6.875% due 05/15/2006 ***                            1,750,000       1,800,176
                                                                     ------------
                                                                       70,283,884

U.S. TREASURY STRIPS - 0.82%
   zero coupon due 05/15/2017 to
     02/15/2019                                        14,800,000       8,531,647
                                                                     ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $ 179,541,984)                                                 $182,872,442
                                                                     ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.83%

FEDERAL HOME LOAN MORTGAGE CORP. - 0.00%
   5.50% due 07/15/2031 ***                                23,718          23,762

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 21.02%
   2.125% due 10/09/2007 ***                      JPY 100,000,000         942,458
   3.6644% due 03/25/2044 (b)***                    $   1,899,732       1,900,866
   3.7144% due 09/25/2032 (b)***                          122,915         123,425
   4.998% due 12/01/2034 ***                            1,776,328       1,811,147
   5.00% TBA **                                         8,000,000       7,982,496
   5.50% due 04/01/2024 to 06/01/2035 ***             203,233,103     206,168,249
   6.00% due 05/15/2008 to 10/01/2033 ***               1,030,000       1,084,704
   6.00% TBA **                                           130,000         133,661
                                                                     ------------
                                                                      220,147,006

FEDERAL NATIONAL MORTGAGE
ASSOCIATION GRANTOR TRUST - 0.07%
   5.50% due 07/01/2034 ***                               695,297         705,216

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                  ---------------    ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.36%
   3.375% due 04/20/2030 to
     06/20/2030 (b)***                              $     384,038    $    390,147
   4.125% due 11/20/2023 to
     10/20/2026 (b)***                                    236,761         241,059
   4.25% due 01/20/2030 (b)***                            143,469         145,594
   4.375% due 02/20/2024 to
     03/20/2028 (b)***                                    120,385         122,255
   6.00% due 08/20/2034 ***                             2,627,850       2,840,897
                                                                     ------------
                                                                        3,739,952

SMALL BUSINESS ADMINISTRATION - 0.22%
   4.12% due 03/01/2014 ***                             1,591,069       1,566,822
   6.64% due 02/01/2011 ***                               433,562         459,101
   7.22% due 11/01/2020 ***                               312,340         342,782
                                                                     ------------
                                                                        2,368,705

TENNESSE VALLEY AUTHORITY - 0.16%
   4.875% due 12/15/2016 ***                            1,600,000       1,688,563
                                                                     ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $ 227,967,221)                                                 $228,673,204
                                                                     ------------

FOREIGN GOVERNMENT OBLIGATIONS - 46.08%

AUSTRALIA - 0.09%
Commonwealth of Australia
   4.00% due 08/20/2010                           AUD     700,000         776,522
   5.75% due 06/15/2011 ***                               250,000         196,778
                                                                     ------------
                                                                          973,300

AUSTRIA - 0.54%
Republic of Austria
   5.25% due 01/04/2011 ***                       EUR   2,900,000       3,975,614
   5.50% due 01/15/2010 ***                             1,200,000       1,638,432
                                                                     ------------
                                                                        5,614,046

BRAZIL - 0.49%
Federal Republic of Brazil
   4.25% due 04/15/2006 (b)***                      $      65,920          65,939
   4.3125% due 04/15/2009 (b)***                        1,062,660       1,050,758
   4.3125% due 04/15/2012 (b)***                          247,062         237,649
   8.25% due 01/20/2034 ***                             1,900,000       1,858,200
   8.875% due 10/14/2019 ***                              400,000         424,000
   10.50% due 07/14/2014 ***                            1,200,000       1,419,000
   11.25% due 07/26/2007 ***                              100,000         111,500
                                                                     ------------
                                                                        5,167,046

CANADA - 0.06%
Government of Canada
   5.75% due 06/01/2033 ***                       CAD      70,000          70,674
   6.35% due 06/18/2031 ***                               125,000         128,500
   7.25% due 06/01/2007 ***                               250,000         220,380
Canadian Government Bond, Series A-76
   9.00% due 06/01/2025                           CAD     150,000         199,582
                                                                     ------------
                                                                          619,136

FINLAND - 0.27%
Republic of Finland
   5.75% due 02/23/2011 ***                       EUR   2,030,000       2,856,339

FRANCE - 5.40%
Republic of France
   3.00% due 07/12/2008 ***                             4,000,000       4,956,009
   3.40% due 07/25/2029 ***                               328,320         543,275
   4.00% due 04/25/2055 ***                               200,000         257,650
   4.00% due 04/25/2014 ***                               400,000         520,017
   4.00% due 10/25/2014 ***                             4,500,000       5,838,193
   4.00% due 04/25/2009 ***                                40,000          51,349
   4.50% due 07/12/2006 ***                             5,200,000       6,447,001
   4.75% due 04/25/2035 ***                               500,000         719,605
   5.00% due 10/25/2011 ***                             4,550,000       6,233,466
   5.00% due 01/12/2006 ***                             1,300,000       1,596,290
   5.25% due 04/25/2008 ***                             5,830,000       7,640,656
   5.50% due 04/25/2010 ***                             5,190,000       7,128,998
   5.75% due 10/25/2032 ***                             8,900,000      14,609,972
                                                                     ------------
                                                                       56,542,481

GERMANY - 21.76%
Federal Republic of Germany
   3.50% due 10/09/2009 ***                             1,800,000       2,275,048
   3.75% due 07/04/2013 ***                            17,000,000      21,767,801
   4.25% due 01/04/2014 ***                            22,200,000      29,401,156
   4.25% due 07/04/2014 ***                             1,000,000       1,324,489
   4.50% due 07/04/2009 ***                            10,190,000      13,342,129
   4.50% due 01/04/2013 ***                             1,040,000       1,395,898
   4.75% due 07/04/2034 ***                             1,600,000       2,308,962
   5.00% due 01/04/2012 ***                             5,100,000       6,990,584
   5.00% due 07/04/2012 ***                             3,900,000       5,372,607
   5.25% due 01/04/2011 ***                            15,975,000      21,958,380
   5.25% due 01/04/2008 ***                               125,000         162,600
   5.25% due 07/04/2010 ***                            16,500,000      22,499,955
   5.375% due 01/04/2010 ***                            1,500,000       2,040,795
   5.625% due 01/04/2028 ***                           12,300,000      19,388,874
   6.00% due 07/04/2007 ***                               720,000         937,917
   6.25% due 01/04/2024 ***                             5,900,000       9,746,586
   6.25% due 01/04/2030 ***                             8,975,000      15,420,427
   6.50% due 07/04/2027 ***                            29,700,000      51,581,045
                                                                     ------------
                                                                      227,915,253

GREECE - 0.04%
Republic of Hellenic
   8.80% due 06/19/2007 ***                               293,470         399,872

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                  ----------------   ------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

ITALY - 0.09%
Republic of Italy
   4.25% due 11/01/2009                           EUR      140,000   $    181,752
   5.50% due 11/01/2010                                    560,000        772,496
                                                                     ------------
                                                                          954,248

JAPAN - 10.72%
Government of Japan
   0.50% due 06/20/2013 ***                       JPY  130,000,000      1,138,105
   0.70% due 09/20/2008 ***                            130,000,000      1,191,501
   0.90% due 12/22/2008 ***                            365,000,000      3,371,404
   1.10% due 03/21/2011 ***                            360,000,000      3,352,895
   1.40% due 09/20/2011 ***                            950,000,000      8,993,890
   1.50% due 09/20/2014 ***                            660,000,000      6,176,775
   1.50% due 03/20/2014 ***                          2,290,000,000     21,523,006
   1.60% due 06/20/2014 ***                          2,470,000,000     23,331,690
   1.60% due 09/20/2013 ***                          1,350,000,000     12,844,987
   1.80% due 06/20/2014                              2,340,000,000     22,482,377
   1.80% due 03/22/2010 ***                            180,000,000      1,731,676
   2.30% due 05/20/2030 ***                            462,300,000      4,353,260
   2.40% due 06/20/2024 ***                            178,000,000      1,764,603
                                                                     ------------
                                                                      112,256,169

MEXICO - 0.18%
Government of Mexico
   5.875% due 01/15/2014 ***                        $    1,500,000      1,565,250
   6.75% due 06/06/2006 ***                       JPY   28,000,000        267,453
                                                                     ------------
                                                                        1,832,703

NETHERLANDS - 0.73%
Kingdom of Netherlands
   3.75% due 07/15/2014 ***                       EUR    3,200,000      4,081,243
   5.00% due 07/15/2011 ***                                100,000        136,444
   5.50% due 01/15/2028 ***                              2,190,000      3,407,001
                                                                     ------------
                                                                        7,624,688

NEW ZEALAND - 0.03%
Government of New Zealand Bond, Series 1106
   8.00% due 11/15/2006 ***                       NZD      500,000        356,656

PANAMA - 0.09%
Republic of Panama
   7.25% due 03/15/2015 ***                         $      900,000        978,300

PERU - 0.09%
Republic of Peru
   9.125% due 01/15/2008 (b)***                            900,000        994,500

RUSSIA - 0.34%
Russian Federation
   8.75% due 07/24/2005 ***                              2,100,000      2,104,620
   10.00% due 06/26/2007 ***                             1,300,000      1,431,040
                                                                     ------------
                                                                        3,535,660

SOUTH AFRICA - 0.09%
Republic of South Africa
   6.50% due 06/02/2014 ***                                600,000        669,750
   8.375% due 10/17/2006 ***                               210,000        220,752
                                                                     ------------
                                                                          890,502

SPAIN - 1.01%
Government of Spain
   4.20% due 07/30/2013 ***                       EUR      100,000        131,701
   4.20% due 01/31/2037                                  1,000,000      1,320,793
   4.75% due 07/30/2014 ***                                600,000        823,713
   5.15% due 07/30/2009 ***                              2,910,000      3,894,134
   5.75% due 07/30/2032 ***                                500,000        818,492
   6.15% due 01/31/2013 ***                              2,420,000      3,571,319
                                                                     ------------
                                                                       10,560,152

SWEDEN - 0.39%
Kingdom of Sweden
   5.00% due 01/28/2009 ***                       SEK   14,200,000      1,996,522
   5.25% due 03/15/2011 ***                             14,350,000      2,104,032
                                                                     ------------
                                                                        4,100,554

UNITED KINGDOM - 3.67%
United Kingdom Treasury
   4.00% due 03/07/2009 ***                       GBP      270,000        483,580
   4.25% due 06/07/2032 ***                                500,000        903,188
   5.00% due 03/07/2012 ***                              1,900,000      3,580,285
   5.00% due 03/07/2008                                 12,600,000     23,151,118
   5.75% due 12/07/2009 ***                                 25,000         47,884
   6.00% due 12/07/2028 ***                                335,000        760,899
   7.25% due 12/07/2007 ***                              1,210,000      2,329,318
   8.00% due 12/07/2015 ***                                500,000      1,186,826
   8.00% due 09/27/2013 ***                              2,540,000      5,772,382
   8.50% due 12/07/2005 ***                                150,000        273,698
                                                                     ------------
                                                                       38,489,178
                                                                     ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $ 463,156,957)                                                 $482,660,783
                                                                     ------------

CORPORATE BONDS - 6.53%

CAYMAN ISLANDS - 0.55%
ASIF II Jersey, Ltd.
   2.72% due 06/15/2007 (b)***                    CAD    3,200,000      2,609,756
Mizuho Finance, Ltd.
   1.525% due 12/31/2049 ***                      JPY  200,000,000      1,803,556
Pylon, Ltd., Class B Catastrophe Bond
   6.016% due 12/29/2008 (b)                      EUR      600,000        753,567
Vita Capital, Ltd., 2003-1
   4.45% due 01/01/2007 (b)                         $      600,000        601,188
                                                                     ------------
                                                                        5,768,067

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                  ----------------   ------------
CORPORATE BONDS (CONTINUED)

DENMARK - 0.02%
Nykredit
   6.00% due 10/01/2029 ***                       DKK      843,784   $    142,499
Unikredit Realred
   6.00% due 07/01/2029 ***                                145,188         24,520
                                                                     ------------
                                                                          167,019

FRANCE - 0.25%
Axa, SA
   3.75% due 01/01/2017 ***                       EUR      231,700        637,733
BNP Paribas, Series EMTN
   5.25% due 01/23/2014 (b)***                             125,000        164,402
France Telecom SA, Series REGS
   zero coupon, Step up to 6.75% on
     03/14/2006 due 03/14/2008 ***                         250,000        335,865
   zero coupon, Step up to 7.5% on
     09/14/2005 due 03/14/2011 ***                GBP      405,000        822,413
GIE PSA Tresorerie
   5.875% due 09/27/2011 ***                      EUR      250,000        348,090
Veolia Environnement, Series EMTN
   4.875% due 05/28/2013 ***                               210,000        279,537
                                                                     ------------
                                                                        2,588,040

GERMANY - 0.20%
Bayerische Hypo-und Vereinsbank AG, Series
   EMTN
   6.00% due 02/05/2014 ***                                400,000        566,062
Bayerische Landesbank, Series EMTN
   1.40% due 04/22/2013 ***                       JPY   60,000,000        561,897
Kreditanstalt fuer Wiederaufbau
   5.00% due 07/04/2011 ***                       EUR      250,000        340,483
Landesbank Baden Wurttemberg
   5.50% due 04/02/2007 ***                                200,000        255,971
Lbank Rheinland Pfalz Giro
   4.75% due 04/04/2008 ***                                330,000        425,663
                                                                     ------------
                                                                        2,150,076

IRELAND - 0.13%
Bank of Ireland
   6.45% due 02/10/2010 ***                              1,000,000      1,399,925
ITALY - 0.35%
Edison SpA, Series EMTN
   5.125% due 12/10/2010 ***                               210,000        279,278
Findomestic Securitisation Vehicle
   2.416% due 12/20/2008 (b)***                          2,100,000      2,543,385
Italian Auto Transaction SPA, Series 1,
   Class A
   2.426% due 07/01/2008 (b)***                              5,453          6,649
Telecom Italia SpA, Series EMTN
   6.25% due 02/01/2012 ***                                580,000        810,764
                                                                     ------------
                                                                        3,640,076

JAPAN - 0.03%
Sumitomo Mitsui Banking Corp.
   4.375% due 10/27/2014 (b)***                            250,000        317,703

JERSEY CHANNEL ISLANDS - 0.05%
HSBC Capital Funding LP, Series REGS
   8.03% due 12/29/2049 (b)***                    EUR      350,000        545,061

LUXEMBOURG - 0.02%
Telecom Italia Finance SA, Series EMTN
   7.25 due 04/20/2011 ***                                 125,000        180,832

NETHERLANDS - 0.46%
Daimler Chrysler International Finance
   6.125% due 03/21/2006 ***                               450,000        558,032
Delphinus
   2.41% due 04/25/2093 (b)***                           1,500,000      1,825,663
Deutsche Telekom International Finance BV
   7.50% due 05/29/2007 ***                                125,000        165,575
   8.125% due 05/29/2012 ***                               180,000        282,281
E.ON International Finance BV, Series EMTN
   5.75% due 05/29/2009 ***                                590,000        797,378
Essent NV, Series EMTN
   4.50% due 06/25/2013 ***                                770,000      1,000,227
RWE Finance BV, Series EMTN
   6.125% due 10/26/2012 ***                               125,000        180,514
                                                                     ------------
                                                                        4,809,670

SPAIN - 0.43%
Banesto Banco De Emisiones
   2.197% due 10/04/2006 ***                             1,300,000      1,572,367
Caja Ahorro Monte Madrid
   2.125% due 05/31/2006 (b)***                          1,200,000      1,451,092
Hipotebansa V Hipotecaria, Series A
   2.2774% due 01/18/2018 (b)***                           326,790        395,330
Kingdom of Spain
   3.10% due 09/20/2006 ***                       JPY  120,000,000      1,122,188
                                                                     ------------
                                                                        4,540,977

SWEDEN - 0.16%
Spintab AB, Series 168
   6.00% due 04/20/2009 ***                       SEK    5,000,000        723,215
Swedbank ForeningsSparbanken
   3.99% due 12/11/2011 (b)***                      $      900,000        905,156
                                                                     ------------
                                                                        1,628,371

TUNISIE - 0.24%
Banque Centrale de Tunisie
   4.50% due 06/22/2020 ***                       EUR    1,500,000      1,825,663
   7.375% due 04/25/2012 ***                        $      600,000        690,000
                                                                     ------------
                                                                        2,515,663

UNITED KINGDOM - 0.51%
Anglian Water Services Finance PLC, Series
   EMTN
   4.625% due 10/07/2013 ***                      EUR      250,000        328,656
ASIF III Jersey, Ltd.
   2.287% due 07/17/2006 (b)***                            600,000        725,989
AWG PLC
   5.375% due 07/02/2009 ***                               400,000        532,721

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT                VALUE
                                                 --------------------       ------------
CORPORATE BONDS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Cadbury Schweppes Investments PLC, Series EMTN
   4.25% due 06/30/2009 ***                      EUR          675,000       $    857,587
Imperial Tobacco Finance PLC, Series EMTN
   6.375% due 09/27/2006 ***                                  410,000            519,984
Lloyds TSB Bank PLC
   5.625% due 07/15/2049 (b)***                             1,020,000          1,364,028
NGG Finance PLC
   5.25% due 08/23/2006 ***                                   410,000            512,310
   6.125% due 08/23/2011 ***                                  250,000            351,775
Royal Bank of Scotland PLC, Series EMTN
   4.875% due 03/26/2009 ***                                  125,000            163,020
                                                                            ------------
                                                                               5,356,070
UNITED STATES - 3.13%
Bank of America Corp.
   4.75% due 05/06/2019 (b)***                                400,000            530,572
Bank of America MTN
   3.625% due 03/03/2008 ***                                  250,000            312,517
DaimlerChrysler NA Holding Corp.
   3.61% due 03/07/2007 (b)***                      $       2,400,000          2,392,370
DaimlerChrysler NA Holding Corp., MTN,
   Series D
   3.859% due 09/10/2007 (b)***                             3,800,000          3,799,856
Dominion Resources, Inc./VA
   4.125% due 02/15/2008 ***                                  250,000            248,934
Ford Motor Credit Company
   4.2181% due 11/16/2006 (b)***                              900,000            892,078
   4.389% due 03/21/2007 (b)***                             1,400,000          1,370,450
   6.875% due 02/01/2006 ***                                2,500,000          2,524,988
   7.60% due 08/01/2005 ***                                   700,000            701,569
Ford Motor Credit Company, Series EMTN
   4.875% due 05/17/2007 ***                     EUR          230,000            278,388
General Electric Capital Corp.
   6.625% due 02/04/2010 ***                     NZD          250,000            174,557
General Motors Acceptance Corp., MTN
   4.145% due 05/18/2006 (b)***                     $       4,800,000          4,765,872
General Motors Corp.
   7.25% due 07/03/2013 ***                      EUR          500,000            519,474
Harrahs Operating, Inc.
   7.875% due 12/15/2005 ***                        $         100,000            101,500
J. P. Morgan & Company, Inc., MTN Series A
   5.341% due 02/15/2012 (b)***                               360,000            387,900
KFW Internaltional Finance, Inc.
   1.75% due 03/23/2010 ***                      JPY      185,000,000          1,779,369
KFW International Finance, Inc.
   5.75% due 01/15/2008 ***                         $       5,500,000          5,728,162
Mizuho JGB Investment LLC, Series 144A
   9.87% due 12/31/2049 (b)***                                560,000            634,412
Mizuho Preferred Capital Company, LLC
   8.79% due 12/29/2049 (b)***                                100,000            110,330
News America Holdings, Inc.
   6.75% due 01/09/2038 ***                                   125,000            141,945
Pacific Gas & Electric Company
   3.82% due 04/03/2006 (b)***                      $       189,000              189,000
Park Place Entertainment Corp.
   7.875% due 12/15/2005 ***                                  100,000            101,500
PLD International Finance LLC
   4.375% due 04/13/2011 ***                     EUR          350,000            446,681
Pulte Homes, Inc.
   8.125% due 03/01/2011 ***                        $          25,000             29,061
SLM Corp., Series MTNA
   5.00% due 04/15/2015 ***                                   375,000            383,738
Sprint Capital Corp.
   6.375% due 05/01/2009 ***                                   50,000             53,213
Time Warner, Inc.
   6.125% due 04/15/2006 ***                                3,140,000          3,189,103
UFJ Finance Aruba AEC
   6.75% due 07/15/2013 ***                                   120,000            133,824
Wal-Mart Stores, Inc.
   5.25% due 09/28/2035 ***                      GBP          250,000            477,175
Washington Mutual, Inc.
   5.625% due 01/15/2007 ***                        $         125,000            127,757
Wells Fargo Company
   3.50% due 04/04/2008 ***                                   250,000            245,892
                                                                            ------------
                                                                              32,772,187
                                                                            ------------
TOTAL CORPORATE BONDS (Cost $64,585,750)                                    $ 68,379,737
                                                                            ------------

MUNICIPAL BONDS - 0.68%

CALIFORNIA - 0.27%
California Infrastructure & Economic
   Development Bank Revenue
   5.00% due 07/01/2036 ***                                   535,000            567,566
Golden State Tobacco Securitization Corp.,
   California, Series 2003-A-1
   6.25% due 06/01/2033 ***                                 1,000,000          1,093,170
Long Beach California Community College
   District, Series A
   5.00% due 05/01/2028 ***                                   100,000            106,112
Los Angeles California Wastewater Systems
   Revenue, Series A
   5.00% due 06/01/2027 ***                                   200,000            213,036
   5.00% due 06/01/2032 ***                                   600,000            636,930
Los Angeles County California Sanitation
   District
   5.00% due 10/01/2011 ***                                   100,000            110,720
Metropolitan Water District Southern
   California Waterworks Revenue
   5.00% due 10/01/2036 ***                                    45,000             47,836
Sacramento County California Public Financing
   Authority Tax Allocation Revenue
   4.75% due 12/01/2033 ***                                    55,000             56,535
                                                                            ------------
                                                                               2,831,905

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                VALUE
                                                    -----------------       ------------
MUNICIPAL BONDS (CONTINUED)

CONNECTICUT - 0.01%
Connecticut State, Series C
   5.50% due 12/15/2013 ***                         $         100,000       $    115,188

GEORGIA - 0.03%
De Kalb County Georgia Water & Sewage
   Revenue, Series A
   5.00% due 10/01/2035 ***                                   300,000            317,832

ILLINOIS - 0.02%
Chicago Illinois Board of Education
   5.00% due 12/01/2031 ***                                   100,000            110,045
Chicago Illinois Water Revenue
   5.00% due 11/01/2026 ***                                   100,000            109,962
                                                                            ------------
                                                                                 220,007

KENTUCKY - 0.01%
Louisville & Jefferson Kentucky Sewer,
   Series A
   5.00% due 05/15/2036 ***                                   100,000            105,501

LOUISIANA - 0.04%
State of Louisiana, Series A
   5.00% due 05/01/2014 ***                                   360,000            399,132
   5.00% due 05/01/2014 ***                                    40,000             44,128
                                                                            ------------
                                                                                 443,260

MARYLAND - 0.03%
Maryland State Health & Higher Education,
   Series B
   5.00% due 07/01/2041 ***                                   100,000            103,937
Washington Suburban Sanitary District Maryland
   5.25% due 06/01/2010 ***                                   200,000            220,674
                                                                            ------------
                                                                                 324,611

MICHIGAN - 0.01%
Michigan State Building Authority Revenue,
   Series 1
   5.25% due 10/15/2013 ***                                   100,000            112,518

NEW JERSEY - 0.01%
New Jersey State Transportation Trust Fund
   Authority, Series C
   5.00% due 06/15/2010 ***                                   100,000            107,730

NEW YORK - 0.17%
New York, New York City Transitional
   Financial Authority
   5.00% due 02/01/2028 ***                                   285,000            304,460
   5.00% due 02/01/2033 ***                                   265,000            281,711
   5.25% due 08/01/2011 ***                                   400,000            445,080
Tobacco Settlement Financing Corp.
   5.25% due 06/01/2013 ***                                   700,000            741,076
                                                                            ------------
                                                                               1,772,327

TEXAS - 0.03%
Harris County Texas
   5.00% due 08/01/2033 ***                                   200,000            204,404

Lower Colorado River Authority
   5.00% due 05/15/2028 ***                                    30,000             31,614
                                                                            ------------
                                                                                 236,018

VIRGINIA - 0.04%
Tobacco Settlement Financing Corp.
   4.00% due 06/01/2013 ***                                   100,000            100,632
   5.625% due 06/01/2037 ***                                  300,000            308,247
                                                                            ------------
                                                                                 408,879

WASHINGTON - 0.01%
Seattle Washington Water Systems Revenue
   5.00% due 09/01/2033 ***                                   100,000            105,337
                                                    -----------------       ------------
TOTAL MUNICIPAL BONDS (Cost $6,811,524)                                     $  7,101,113
                                                                            ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.11%

AUSTRALIA - 0.03%
Crusade Global Trust, Series 1999-1, Class A2
   3.5981% due 02/15/2030 (b)***                              144,139            144,178
Homeside Mortgage Securities, Series 2001-1,
   Class A
   3.3348% due 01/20/2027 (b)***                               73,849             72,841
Torrens Trust, Series 2000-1GA, Class A
   3.48% due 07/15/2031 (b)***                                 99,792             99,830
                                                                            ------------
                                                                                 316,849

CAYMAN ISLANDS - 0.01%
SHL Corp., Ltd., Series 1999-1A, Class A2
   0.751% due 12/25/2024 (b)***                      JPY    8,410,700             75,698
IRELAND - 0.40%
Emerald Mortgages PLC, Series 2, Class A
   2.364% due 04/15/2028 (b)***                      EUR      536,183            648,863
Lusitano Motgages PLC, Series 1, Class A
   2.391% due 12/15/2035 (b)***                               703,450            857,281
Paris Residential Funding PLC, Series 1X,
   Class A
   2.51% due 07/25/2011 (b)***                              2,197,792          2,664,316
                                                                            ------------
                                                                               4,170,460

ITALY - 0.79%
Seashell Securities PLC, Series 2001-II,
   Class A
   2.433% due 07/25/2028 (b)***                               928,079          1,128,618
Siena Mortgages, Series 2003-4, Class A2
   2.341% due 12/16/2038 (b)***                             5,900,000          7,165,238
                                                                            ------------
                                                                               8,293,856

NETHERLANDS - 1.22%
Arena BV, Series 2000-I, Class A
   6.10% due 11/15/2062 (b)***                                500,000            702,076
Atomium Mortgage Finance BV, Series 2003-I,
   Class A
   2.314% due 07/01/2034 (b)***                             2,084,064          2,526,447

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT               VALUE
                                                    -----------------       ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)

NETHERLANDS (CONTINUED)
Delphinus BV, Series 2001-II, Class A1
   2.415% due 11/28/2031 (b)***                     EUR     2,500,000      $   3,043,679
Delphinus BV, Series 2002-I, Class A1
   2.383% due 04/25/2092 (b)***                               472,203            573,865
Dutch MBS BV, Series X, Class B
   2.43% due 10/02/2079 (b)***                              1,000,000          1,216,277
Dutch MBS BV, Series XI, Class A1
   2.366% due 11/02/2035 (b)***                               657,504            798,981
Dutch Mortgage Portfolio Loans, B.V.,
   Series III, Class A
   2.376% due 11/20/2035 (b)***                             2,526,301          3,078,757
Holland Euro-Denominated Mortgage Backed
   Seies, Series 2, Class A
   2.407% due 04/18/2012 (b)***                               658,325            802,129
                                                                           -------------
                                                                              12,742,211

UNITED KINGDOM - 1.08%
Bauhaus Securities Ltd., Series 1, Class A2
   2.449% due 10/30/2052 (b)***                             1,021,189          1,238,944
Dolerite Funding PLC, Series 1, Class A
   3.56% due 08/20/2032 (b)***                      $         233,136            233,055
Haus, Ltd., Series 2000-1A, Class A2
   2.403% due 12/10/2037 (b)***                     EUR     1,242,306          1,512,280
Holmes Financing PLC, Series 6, Class 3A
   2.378% due 10/15/2009 (b)***                               800,000            970,071
Holmes Financing, Series 1, Class 3A2
   2.398% due 07/15/2010 (b)***                     GBP     1,400,000          1,698,491
Permanent Financing PLC, Series 2004-4, Class
   5A2
   5.03% due 06/10/2042 (b)***                              3,000,000          5,386,702
SRM Investment, Ltd,, Series 3, Class A
   2.346% due 08/26/2034 (b)***                     EUR       270,901            328,714
                                                                           -------------
                                                                              11,368,257

UNITED STATES - 3.58%
American Home Mortgage Investment Trust,
   Series 2004-3, Class 5A
   4.29 % due 10/25/2034 (b)***                     $       1,869,562          1,859,116
Banc of America Large Loan, Inc., Series
   2003-BBA2, Class A2
   3.42% due 11/15/2015 (b)***                                982,403            982,540
Bear Stearns ARM Trust, Series 2002-5,
   Class 5A
   5.9372% due 06/25/2032 (b)***                               27,871             27,985
Bear Stearns Commercial Mortgage Securities,
   Inc., Series 2004-ESA, Class A1
   3.4363% due 05/14/2016 (b)***                            2,985,998          2,987,490
Citifinancial Mortgage Securities, Inc.,
   Series 2003-2, Class AV2
   3.6344% due 05/25/2033 (b)***                              118,365            118,429
Countrywide Alternative Loan Trust, Series
   2004-J4, Class 1A1
   3.4644% due 06/25/2034 (b)***                               58,481             58,481
Countrywide Home Loans, Series 2004-12,
   Class 14A2
   3.5944% due 08/25/2034 (b)***                            1,964,206          1,962,915
Countrywide Home Loans, Series 2004-25,
   Class 1A1
   3.6444% due 02/25/2035 (b)***                            1,667,170          1,669,486
Countrywide Home Loans, Series 2004-25,
   Class 2A1
   3.6544% due 02/25/2035 (b)***                            1,814,420          1,812,194
Countrywide Mortgage Backed Securities, Inc.,
   Series 2004-7, Class 5A2
   3.5844% due 05/25/2034 (b)***                            1,472,131          1,468,889
Countrywide Mortgage Backed Securities, Inc.,
   Series 2005-2, Class 2A1
   3.6344% due 03/25/2035 (b)***                              764,270            764,904
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2002-AR13,
   Class 3A
   5.7209% due 05/25/2032 (b)***                               30,863             31,189
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2002-P2, Class A
   3.42% due 03/25/2032 (b)***                                116,433            115,638
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2003-8, Class 5A1
   6.50% due 04/25/2033 ***                                   302,313            305,752
Credit Suisse First Boston Mortgage
   Securities Corp.,
   Series 2002-P3A, Class A1
   3.40% due 08/25/2033 (b)***                                321,436            323,196
Credit Suisse First Boston Mortgage, Series
   2004-CF1, Class A1
   3.6444% due 05/25/2043 (b)***                              726,384            726,370
Credit Suisse First Boston Mortgage, Series
   2004-TFL1, Class A1
   3.34% due 02/15/2014 (b)***                              1,536,448          1,536,895
Fieldstone Mortgage Investment Corp., Series
   2004-1, Class 2A
   3.6044% due 01/25/2035 (b)***                              220,346            220,646
First Alliance Mortgage Loan, Series 1997-4,
   Class A3
   3.49% due 12/20/2027 (b)***                                 79,932             79,944
First Republic Mortgage Loan Trust, Series
   2001-FRB1, Class A
   3.57% due 11/15/2031 (b)***                              1,833,083          1,844,061
GS Mortgage Securities Corp., Series
   2001-1285, Class A2
   6.526% due 08/15/2018 ***                                  200,000            220,996
GS Mortgage Securities Corp., Series 2003-1,
   Class A2
   4.0144% due 01/25/2032 (b)***                            2,016,693          2,034,368
GS Mortgage Securities Corp., Series
   2003-FL6A, Class A1
   3.37% due 11/15/2015 (b)***                                703,424            703,395

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT                VALUE
                                                    -----------------       ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)

UNITED STATES (CONTINUED)
GS Mortgage Securities Corp., Series
   2004-SEA1, Class A1A
   3.5044% due 10/25/2033 (b)***                    $         344,609       $    344,732
GSAMP Trust, Series 2005-HE2, Class A1
   3.4144% due 03/25/2035 (b)***                            1,030,009          1,030,157
Household Mortgage Loan Trust, Series
   2003-HC1, Class A
   3.61% due 02/21/2033 (b)***                                 49,514             49,618
Master Adjustable Rate Mortgages Trust,
   Series 2004-13, Class 3A2
   3.7869% due 11/21/2034 (b)***                              708,552            706,313
Mellon Residential Funding Corp., Series
   2000-TBC3, Class A1
   3.66% due 12/15/2030 (b)***                              1,347,547          1,349,318
Merrill Lynch Credit Corp. Mortgage
   Investors, Inc., Series 1999-A, Class A
   3.60% due 03/15/2025 (b)***                                218,274            219,261
Sequoia Mortgage Trust, Series 2003-4, Class 2A1
   3.61% due 07/20/2033 (b)***                              1,074,071          1,075,369
Sequoia Mortgage Trust, Series 5, Class A
   3.61% due 10/19/2026 (b)***                              1,469,778          1,471,193
Sequoia Mortgage Trust, Series 8, Class 2A
   3.56% due 08/20/2032 (b)***                                635,878            635,702
Structured Asset Securities Corp., Series
   2004-S1, Class A1
   3.4444% due 12/25/2033 (b)***                               70,835             70,835
Washington Mutual Mortgage Securities Corp.,
   Series 2002-S5, Class 1A1
   5.1258% due 10/25/2032 (b)***                              104,040            104,712
Washington Mutual Mortgage Securities Corp.,
   Series 2003-R1, Class A1
   3.5844% due 12/25/2027 (b)***                            2,901,916          2,899,083
Washington Mutual Mortgage Securities Corp.,
   Series 2005-AR2, Class 2A1A
   3.435% due 01/25/2045 (b)***                             2,033,495          2,033,774
Washington Mutual Mortgage Securities Corp.,
   Series 2005-AR6, Class 2A1A
   3.355% due 04/25/2045 (b)***                             3,374,595          3,374,595
Washington Mutual Mortgage Securities, Series
   2002-AR2, Class A
   3.765% due 02/27/2034 (b)***                               259,874            259,426
                                                                            ------------
                                                                              37,478,967
                                                                            ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $72,627,131)                                                          $ 74,446,298
                                                                            ------------

ASSET BACKED SECURITIES - 3.51%

CAYMAN ISLANDS - 0.03%
Redwood Capital, Ltd., Series 2003-3,
   Class Note
   6.95% due 01/09/2006 (b)                                   300,000            299,703

UNITED STATES - 3.48%
AAA Trust, Series 2005-2, Class A1
   3.4144% due 11/26/2035 (b)***                            9,708,971          9,708,971
Ameriquest Mortgage Securities, Inc., Series
   2003-2, Class A
   3.7244% due 03/25/2033 (b)***                               98,681             98,757
Ameriquest Mortgage Securities, Inc.,
   Series 2003-1, Class A2
   3.724% due 02/25/2033 (b)***                                19,032             19,043
Amortizing Residential Collateral Trust,
   Series 2002-BC4, Class A
   3.6044% due 07/25/2032 (b)***                                6,344              6,267
Amresco Residential Securities, Series
   1999-1, Class A
   4.2544% due 06/25/2029 (b)***                              129,520            129,567
Bank One Issuance Trust, Series 2003-A2,
   Class A2
   3.27% due 10/15/2008 (b)***                              5,100,000          5,101,991
Bear Stearns Asset Backed Securities, Inc.,
   Series 2004-HE9, Class 1A1
   3.4944% due 04/25/2023 (b)***                            1,366,993          1,367,200
Bear Stearns Asset Backed Securities, Inc.,
   Series 2004-SD1, Class A1
   3.4844% due 12/25/2042 (b)***                              555,579            555,268
Carrington Mortgage Loan Trust, Series
   2005-NC3, Class A1A
   3.24% due 06/25/2035 ***                                 3,100,000          3,100,000
CDC Mortgage Capital Trust, Series 2003-HE2,
   Class A
   3.6644% due 10/25/2033 (b)***                              132,066            132,166
Citigroup Mortgage Loan Trust Inc, Series
   2005-OPT3, Class A1A
   3.43% due 07/25/2035                                     1,000,000          1,000,000
Countrywide Asset-Backed Certificates, Series
   2003-S2, Class A1
   3.4844% due 12/25/2018 (b)***                               85,058             85,064
Countrywide Asset-Backed Certificates, Series
   2004-10, Class 2AV1
   3.4744% due 09/25/2023 (b)                                 812,540            812,657
Countrywide Asset-Backed Certificates, Series
   2005-4, Class 3AV1
   3.38% due 10/25/2035 (b)***                              3,200,000          3,198,500
Credit-Based Asset Servicing and Securities,
   Series 2004-RP1, Class A2
   3.4644% due 05/25/2050 (b)***                            1,852,077          1,851,208
Home Equity Asset Trust, Series 2002-1,
   Class A4
   3.6144% due 11/25/2032 (b)***                                1,283              1,286
Home Equity Asset Trust, Series 2004-3,
   Class A3
   3.4644% due 08/25/2034 (b)***                              475,714            475,669
Long Beach Mortgage Loan Trust,
   Series 2003-3, Class A
   3.6344% due 07/25/2033 (b)***                            1,169,547          1,171,046

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                 VALUE
                                                    -----------------       ---------------
ASSET BACKED SECURITIES
(CONTINUED)

UNITED STATES (CONTINUED)

Morgan Stanley ABS Capital I, Inc.,
   Series 2004-HE9, Class A3A
   3.4644% due 11/25/2034 (b)***                    $       1,406,023       $     1,406,209
Morgan Stanley ABS Capital I, Inc.,
   Series 2004-NC4, Class A2
   3.4444% due 04/25/2034 (b)***                               48,794                48,793
Morgan Stanley Capital I, Inc.,
   Series 2004-XLF, Class A1
   3.36% due 04/15/2016 (b)***                                771,262               771,600
Residential Asset Mortgage Products, Inc.,
   Series 2002-RS3, Class AII1
   3.5944% due 06/25/2032 (b)***                              102,163               102,300
Residential Asset Mortgage Products, Inc.,
   Series 2003-RS8, Class AIIB
   3.6544% due 09/25/2033 (b)***                              507,431               509,817
Residential Asset Mortgage Products, Inc.,
   Series 2004-RS9, Class AII1
   3.474% due 09/25/2013 (b)***                             1,225,358             1,225,611
Residential Asset Securities Corp.,
   Series 2001-KS3, Class AII
   3.5444% due 09/25/2031 (b)***                              250,954               251,995
Residential Asset Securities Corp.,
   Series 2002-KS4, Class AIIB
   3.5644% due 07/25/2032 (b)***                              423,918               424,758
Residential Asset Securities Mortgage, Series
   2002-KS2, Class AIIB
   3.5844% due 04/25/2032 (b)***                              260,868               261,308
Saxon Asset Securities Trust, Series 2002-3,
   Class AV
   3.7144% due 12/25/2032 (b)***                               27,362                27,381
SLM Student Loan Trust, Series 2004-10, Class A1
   3.1406% due 07/27/2009 (b)***                              613,126               613,101
Structured Asset Mortgage Investments, Inc.,
   Series 2004-AR3, Class 1A2
   3.55% due 07/19/2034 (b)***                              2,032,823             2,032,373
                                                                            ---------------
                                                                                 36,489,906
                                                                            ---------------
TOTAL ASSET BACKED SECURITIES
(Cost $36,790,600)                                                          $    36,789,609
                                                                            ---------------
SUPRANATIONAL OBLIGATIONS - 0.51%

BELGIUM(EUROCLEAR) - 0.25%
European Investment Bank, Series INTL
   4.00% due 10/15/2037 ***                         EUR     2,100,000             2,629,727
JAPAN - 0.09%
Inter-American Development Bank
   1.90% due 07/08/2009 ***                         JPY   100,000,000               964,138
UNITED STATES - 0.17%
European Investment Bank
   3.51% due 04/15/2008 (b)***                      $       1,768,875       $     1,769,903
                                                    -----------------       ---------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $5,267,828)                                                           $     5,363,768
                                                                            ---------------

OPTIONS - 0.00%

UNITED STATES - 0.00%
Chicago Board of Trade American Purchase Put
   United States Treasury Bonds Futures
    Expiration 08/26/2005 at $103.00 *                         83,000                 1,297
Chicago Mercentile Exchange American Purchase
   Put on Eurodollar
    Expiration 09/19/2005 at $94.50 *                         700,000                 1,750
Eurodollar Futures
    Expiration 12/19/2005 at $0.00 *                        1,150,000                 2,875
Over The Counter European Style Call
    Expiration 06/02/2006 at $4.50 *                        2,000,000                31,332
                                                                            ---------------
                                                                                     37,254
                                                                            ---------------
TOTAL OPTIONS (Cost $67,927)                                                $        37,254
                                                                            ---------------

SHORT TERM INVESTMENTS - 1.89%
Australian Dollar                                   AUD     6,511,219       $     4,959,270
Canadian Dollar                                     CAD          (415)                 (338)
Danish Krone                                        DKK           125                    20
Euro Currency                                       EUR       328,496               397,430
Japanese Yen                                        JPY   136,597,176             1,231,604
New Zealand Dollar                                  NZD        20,000                13,914
Pound Sterling                                      GBP       (34,391)              (61,655)
Rabobank USA Financial Corp.
   3.37% due 07/01/2005 ***                         $       8,700,000             8,700,000
United States Treasury Bill
   zero coupon due 09/01/2005
   to 09/15/2005 *** ****                                   4,635,000             4,608,292
                                                    -----------------       ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $19,909,338)                                                          $    19,848,537
                                                                            ---------------

REPURCHASE AGREEMENTS - 0.47%
Repurchase Agreement with State Street
   Corp. dated 06/30/2005 at 1.40% to
   be repurchased at $4,918,191 on
   07/01/2005, collateralized by
   $3,475,000 U.S. Treasury Bonds,
   8.125% due 08/15/2019 (valued at
   $5,019,704, including interest) (c)              $       4,918,000       $     4,918,000
                                                    -----------------       ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $4,918,000)                                                           $     4,918,000
                                                                            ---------------
TOTAL INVESTMENTS (GLOBAL BOND TRUST)
   (COST $1,085,762,160) - 106.48%                                          $ 1,115,342,853
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.48)%                                 (67,830,880)
                                                                            ---------------
TOTAL NET ASSETS - 100.00%                                                  $ 1,047,511,973
                                                                            ===============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT                VALUE
                                                    -----------------       ------------
U.S. TREASURY OBLIGATIONS - 21.36%

TREASURY INFLATION PROTECTED
SECURITIES (d) - 4.06%
    1.875% due 07/15/2013                             $    13,656,708       $ 13,948,510
    2.00% due 07/15/2014                                    5,159,600          5,316,607
                                                                            ------------
                                                                              19,265,117

U.S. TREASURY BONDS - 13.10%
    6.25% due 08/15/2023                                    1,535,000          1,912,934
    6.75% due 08/15/2026                                    1,000,000          1,339,570
    7.50% due 11/15/2016                                    3,600,000          4,718,390
    7.875% due 02/15/2021                                   7,500,000         10,616,310
    8.125% due 08/15/2021                                  14,920,000         21,659,648
    8.125% due 08/15/2019 ****                              6,550,000          9,281,553
    8.75% due 05/15/2017 to 08/15/2020                      3,275,000          4,771,179
    8.875% due 08/15/2017 to 02/15/2019                     5,225,000          7,756,704
                                                                            ------------
                                                                              62,056,288

U.S. TREASURY NOTES - 4.20%
    3.375% due 02/28/2007                                  20,000,000         19,912,500
                                                      ---------------       ------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $92,536,652)                                                          $101,233,905
                                                                            ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.28%

FEDERAL HOME LOAN BANK - 0.80%
    5.75% due 05/15/2012                                      575,000            630,029
    5.80% due 09/02/2008                                    3,000,000          3,168,432
                                                                            ------------
                                                                               3,798,461

FEDERAL HOME LOAN MORTGAGE CORP. - 2.32%
    4.00% due 11/15/2019                                    1,000,000            948,483
    5.25% due 01/15/2006                                    6,000,000          6,045,378
    6.30% due 03/15/2023                                      115,459            117,375
    6.50% due 04/01/2029                                      185,992            193,188
    6.50% TBA **                                             208,000            215,280
    6.625% due 09/15/2009                                   3,000,000          3,302,913
    7.50% due 06/01/2010 to 05/01/2028                        171,320            183,045
                                                                            ------------
                                                                              11,005,662

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.54%
    4.685% due 05/01/2013                                   1,653,022          1,682,784
    5.00% due 03/01/2019 to 06/01/2019                     16,447,466         16,640,674
    5.25% due 04/15/2007                                    5,000,000          5,122,570
    5.636% due 12/01/2011                                   1,699,768          1,809,074
    5.77% due 03/01/2009                                    2,660,951          2,771,396
    5.885% due 11/01/2011                                   2,174,105          2,333,297
    6.048% due 03/01/2012                                   1,137,022          1,232,905
    6.085% due 10/01/2011                                   1,200,226          1,294,144
    6.125% due 03/15/2012                                   3,000,000          3,354,981
    6.27% due 11/01/2007                                    1,511,199          1,562,092
    6.28% due 04/01/2011                                    1,000,000          1,074,705
    6.34% due 01/01/2008                                      253,367            262,826
    6.43% due 01/01/2008                                      289,892            301,352
    6.44% due 02/01/2011                                    3,538,001          3,810,392
    6.46% due 06/01/2009                                    1,395,894          1,487,894
    6.50% due 09/01/2031                                        1,846              1,915
    6.625% due 09/15/2009                                   5,000,000          5,509,785
    6.811% due 10/01/2007                                     122,360            126,633
    7.00% due 06/01/2029                                        5,079              5,360
    7.04% due 03/01/2007                                      344,160            355,148
    3.125% due 12/15/2007                                   4,000,000          3,932,004
                                                                            ------------
                                                                              54,671,931
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.48%
    6.00% due 08/15/2008 to 03/15/2033                      1,121,706          1,158,722
    6.00% TBA **                                              250,000            257,813
    6.50% due 07/15/2008 to 10/15/2033                      1,157,836          1,211,170
    7.00% due 04/15/2023 to 03/15/2029                      2,927,732          3,106,785
    7.50% due 06/15/2022 to 10/15/2029                      1,144,579          1,231,837
    8.00% due 07/15/2030 to 10/15/2030                         31,825             34,399
                                                                            ------------
                                                                               7,000,726
HOUSING & URBAN DEVELOPMENT - 0.14%
    7.498% due 08/01/2011                                     600,000            675,253
                                                      ---------------       ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $77,771,836)                                                          $ 77,152,033
                                                                            ------------

FOREIGN GOVERNMENT OBLIGATIONS - 0.76%

ARGENTINA - 0.10%
Republic of Argentina
   3.01% due 08/03/2012 (b)                                   525,000            474,862

BRAZIL - 0.10%
Federative Republic of Brazil
   11.00% due 08/17/2040                                      400,000            481,200

INDONESIA - 0.10%
Republic of Indonesia
   7.25% due 04/20/2015                                       475,000            480,937

PANAMA - 0.08%
Republic of Panama
   7.25% due 03/15/2015 (a)                                   365,000            396,755

PERU - 0.10%
Republic of Peru
   8.375% due 05/03/2016                                      425,000            477,063

SOUTH AFRICA - 0.13%
Republic of South Africa
   7.375% due 04/25/2012 (a)                                  510,000            586,500

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT               VALUE
                                                    -----------------       ------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

TRINIDAD AND TOBAGO - 0.15%
Republic of Trinidad & Tobago
   9.75% due 07/01/2020                             $         500,000       $    705,000
                                                    -----------------       ------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,389,668)                                                           $  3,602,317
                                                                            ------------

CORPORATE BONDS - 48.54%

AEROSPACE - 0.23%
Argo Tech Corp.
   9.25% due 06/01/2011                                        40,000             43,400
Moog, Inc.
   6.25% due 01/15/2015                                         5,000              4,988
Northrop Grumman Corp.
   7.875% due 03/01/2026                                      115,000            152,827
Raytheon Company
   4.85% due 01/15/2011                                       800,000            811,920
Sequa Corp.
   9.00% due 08/01/2009                                        50,000             55,125
                                                                            ------------
                                                                               1,068,260

AGRICULTURE - 0.51%
Archer-Daniels-Midland Company
   6.75% due 12/15/2027                                     1,000,000          1,215,942
Monsanto Company
   7.375% due 08/15/2012                                    1,000,000          1,170,020
United Agri Products, Inc.
   8.25 due 12/15/2011                                         22,000             22,770
                                                                            ------------
                                                                               2,408,732

AIR TRAVEL - 0.88%
American Airlines
   3.857% due 07/09/2010                                      223,540            219,368
Continental Airlines, Series 1997-4, Class 4A
   6.90% due 01/02/2018                                     1,054,378          1,048,521
Continental Airlines, Series 981A
   6.648% due 09/15/2017                                      787,369            776,957
Delta Air Lines Inc., Class G-1, Series 2002-1
   6.718% due 07/02/2024                                      830,758            872,027
Northwest Airlines Corp., Series 2000-1
   8.072% due 04/01/2021                                      733,771            801,745
Northwest Airlines Corp., Series 992A
   7.575% due 03/01/2019                                      214,045            216,003
Southwest Airlines Company
   5.25% due 10/01/2014                                       255,000            256,462
                                                                            ------------
                                                                               4,191,083

ALUMINUM - 0.35%
Alcan Aluminum, Ltd.
   6.125% due 12/15/2033                                      200,000            214,247
   6.45% due 03/15/2011 (a)                                   440,000            480,360
Alcoa, Inc.
   6.75% due 01/15/2028                                       800,000            968,249
                                                                            ------------
                                                                               1,662,856

AUTO PARTS - 0.11%
ArvinMeritor, Inc.
   8.75% due 03/01/2012 (a)                                    60,000             62,550
Dana Corp.
   7.00% due 03/01/2029                                       325,000            283,922
Dura Operating Corp., Series B
   8.625% due 04/15/2012 (a)                                   35,000             31,500
Tenneco Automotive, Inc.
   10.25% due 07/15/2013                                       10,000             11,300
TRW Automotive, Inc.
   11.00% due 02/15/2013 (a)                                   20,000             23,000
United Rentals North America, Inc.
   6.50% due 02/15/2012                                        80,000             78,700
Visteon Corp.
   7.00% due 03/10/2014 (a)                                    25,000             20,687
                                                                            ------------
                                                                                 511,659

AUTO SERVICES - 0.00%
Navistar International Corp.
   6.25% due 03/01/2012                                        20,000             19,300

AUTOMOBILES - 0.49%
Chrysler Corp.
   7.45% due 02/01/2097                                     1,000,000          1,114,915
DaimlerChrysler North America Holding
   4.75% due 01/15/2008                                     1,150,000          1,154,444
Ford Motor Company
   7.45% due 07/16/2031 (a)                                    75,000             62,611
                                                                            ------------
                                                                               2,331,970

BANKING - 6.29%
American Express Centurion Bank
   4.375% due 07/30/2009                                      500,000            503,634
Bank of America Corp.
   4.375% due 12/01/2010                                    1,750,000          1,757,044
   7.40% due 01/15/2011                                     1,500,000          1,716,718
Bayerische Landesbank Girozentrale
   5.65% due 02/01/2009                                       200,000            209,395
BB & T Corp.
   4.90% due 06/30/2017                                       685,000            691,918
Chase Manhattan Corp.
   7.00% due 11/15/2009                                     1,000,000          1,099,942
Chevy Chase Bank FSB
   6.875% due 12/01/2013                                       40,000             41,300
Citicorp
   6.375% due 11/15/2008                                      600,000            639,745
Credit National
   7.00% due 11/14/2005                                     1,300,000          1,312,626
EXIM of Ukraine
   7.75% due 09/23/2009                                       450,000            469,710
First Financial Caribbean Corp.
   7.84% due 10/10/2006                                       500,000            494,468
First Massachusetts Bank NA
   7.625% due 06/15/2011                                    1,000,000          1,164,376

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT               VALUE
                                                    -----------------       ------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
First Republic Bank of San Francisco
   7.75% due 09/15/2012                             $         825,000       $    915,750
First Union National Bank Chase
   6.645% due 06/15/2031                                    3,000,000          3,226,477
First Union National Bank, Series BKNT
   6.919% due 12/15/2036                                      500,000            637,078
   7.80% due 08/18/2010 (a)                                 1,500,000          1,742,310
Frost National Bank
   6.875% due 08/01/2011                                    1,000,000          1,100,609
HBOS PLC MTN
   6.00% due 11/01/2033                                       820,000            915,420
Huntington National Bank
   4.90% due 01/15/2014                                       500,000            501,597
National Australia Bank Ltd.
   8.60% due 05/19/2010                                       175,000            207,097
National City Corp.
   6.875% due 05/15/2019                                    1,000,000          1,184,539
NBD Bancorp
   8.25% due 11/01/2024                                     2,000,000          2,731,988
Regions Financial Corp.
   7.00% due 03/01/2011                                        95,000            106,898
Republic New York Corp.
   9.50% due 04/15/2014                                     1,000,000          1,321,013
Royal Bank of Scotland Group PLC
   6.40% due 04/01/2009                                     2,750,000          2,950,024
Sanwa Bank Limited New York Branch
   7.40% due 06/15/2011                                       450,000            509,464
VTB Capital SA
   6.25% due 07/02/2035                                       500,000            500,000
Wells Fargo Bank NA
   7.55% due 06/21/2010                                     1,000,000          1,147,417
                                                                            ------------
                                                                              29,798,557

BROADCASTING - 0.99%
CanWest Media, Inc.
   10.625% due 05/15/2011                                      75,000             81,844
Chancellor Media Corp.
   8.00% due 11/01/2008                                       400,000            430,067
Clear Channel Communications, Inc.
   7.65% due 09/15/2010                                       675,000            731,088
Comcast Cable Communications
   8.50% due 05/01/2027                                     1,400,000          1,877,371
Corus Entertainment, Inc.
   8.75% due 03/01/2012                                        65,000             69,712
Emmis Communications Corp.
   9.314% due 06/15/2012 (b)                                   50,000             50,875
Liberty Media Corp.
   5.70% due 05/15/2013                                        30,000             27,903
   7.875% due 07/15/2009 (a)                                   35,000             37,351
   8.25% due 02/01/2030 (a)                                    20,000             19,896
Liberty Media Group
   7.75% due 07/15/2009                                         5,000              5,314
News America Holdings, Inc.
   7.75% due 01/20/2024                                       950,000          1,140,179
Quebecor Media, Inc.
   zero coupon, Step up to 13.75% on
     07/15/2006 due 07/15/2011                                 85,000             85,531
   11.125% due 07/15/2011                                     110,000            122,237
Radio One, Inc.
   6.375% due 02/15/2013                                        5,000              4,919
                                                                            ------------
                                                                               4,684,287

BUILDING MATERIALS & CONSTRUCTION - 0.90%
American Standard, Inc.
   7.375% due 02/01/2008                                      450,000            479,131
Lowe's Companies, Inc.
   6.50% due 03/15/2029                                     1,100,000          1,306,671
   7.50% due 12/15/2005                                       350,000            355,546
Masco Corp.
   5.75% due 10/15/2008                                       700,000            731,608
SCL Terminal Aereo Santiago SA
   6.95% due 07/01/2012                                     1,305,409          1,381,866
                                                                            ------------
                                                                               4,254,822

BUSINESS SERVICES - 0.33%
Federal Express Corp., Series 1998 1A
   6.72% due 01/15/2022                                     1,233,175          1,407,448
Invensys PLC
   9.875% due 03/15/2011                                       20,000             19,100
Itron, Inc.
   7.75% due 05/15/2012                                         5,000              5,125
Xerox Corp.
   7.20% due 04/01/2016                                       115,000            124,200
                                                                            ------------
                                                                               1,555,873

CABLE AND TELEVISION - 0.79%
Cablevision Systems Corp., Series B
   8.00% due 04/15/2012                                       100,000             98,000
Cox Communications, Inc.
   7.125% due 10/01/2012                                      615,000            689,674
Cox Enterprises, Inc.
   4.375% due 05/01/2008                                      475,000            470,738
CSC Holdings, Inc.
   7.625% due 07/15/2018                                       50,000             48,250
Echostar DBS Corp.
   6.375% due 10/01/2011                                      160,000            158,600
Lodgenet Entertainment Corp.
   9.50% due 06/15/2013                                        30,000             32,700
Mediacom Broadband LLC
   11.00% due 07/15/2013                                       35,000             37,888
Mediacom LLC/Mediacom Capital Corp.
   9.50% due 01/15/2013 (a)                                    30,000             29,925
Rogers Cable, Inc.
   6.25% due 06/15/2013                                        80,000             79,800

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT                VALUE
                                                    -----------------       ------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION (CONTINUED)
Shaw Communications, Inc.
   8.25% due 04/11/2010                             $          35,000       $     38,850
Sinclair Broadcast Group, Inc.
   8.00% due 03/15/2012                                        45,000             46,125
TCI Communications, Inc.
   8.75% due 08/01/2015                                       800,000          1,026,223
Time Warner, Inc.
   7.25% due 10/15/2017                                       625,000            742,374
   7.625% due 04/15/2031                                      210,000            262,266
                                                                            ------------
                                                                               3,761,413

CELLULAR COMMUNICATIONS - 0.83%
American Cellular Corp.
   10.00% due 08/01/2011                                       50,000             50,750
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                                      700,000            813,516
   8.125% due 05/01/2012                                      420,000            503,222
   8.75% due 03/01/2031                                       500,000            700,819
Cingular Wireless LLC
   7.125% due 12/15/2031                                      500,000            599,026
Dobson Cellular Systems, Inc.
   8.375% due 11/01/2011                                       40,000             42,000
Nextel Communications, Inc.
   7.375% due 08/01/2015                                       55,000             59,400
Rogers Wireless, Inc.
   9.625% due 05/01/2011                                      205,000            240,619
Vodafone Group PLC
   7.75% due 02/15/2010                                       825,000            941,973
                                                                            ------------
                                                                               3,951,325

CHEMICALS - 0.34%
Acetex Corp.
   10.875% due 08/01/2009                                      30,000             31,650
Dow Chemical Company
   5.75% due 12/15/2008                                       400,000            419,485
   6.00% due 10/01/2012                                       400,000            438,337
Equistar Chemicals LP
   10.625% due 05/01/2011                                      60,000             66,225
IMC Global, Inc.
   7.30% due 01/15/2028                                        25,000             24,125
IMC Global, Inc., Series B
   10.875% due 06/01/2008                                     325,000            365,219
   11.25% due 06/01/2011                                       30,000             33,150
JohnsonDiversey, Inc., Series B
   9.625% due 05/15/2012                                       25,000             25,375
Lyondell Chemical Company, Series A
   9.625% due 05/01/2007                                       70,000             74,725
Methanex Corp.
   8.75% due 08/15/2012                                        30,000             34,312
Millennium America, Inc.
   9.25% due 06/15/2008                                        35,000             37,888
Nalco Company
   7.75% due 11/15/2011                                        35,000             37,275
                                                                            ------------
                                                                               1,587,766

COAL - 0.00%
Massey Energy Company
   6.625% due 11/15/2010 (a)                                   20,000             20,600

COMMERCIAL SERVICES - 0.17%
Cendant Corp.
   7.375% due 01/15/2013                                      700,000            801,471

COMPUTERS & BUSINESS EQUIPMENT - 0.13%
Computer Sciences Corp.
   7.375% due 06/15/2011                                      145,000            164,672
Hewlett Packard Company
   6.50% due 07/01/2012 (a)                                   400,000            439,943
                                                                            ------------
                                                                                 604,615

CONSTRUCTION MATERIALS - 0.00%
Texas Industries, Inc.
   7.25% due 07/15/2013                                         5,000              5,125

CONTAINERS & GLASS - 0.07%
Anchor Glass Container Corp.
   11.00% due 02/15/2013 (a)                                   45,000             35,100
Crown European Holdings SA
   10.875% due 03/01/2013                                      60,000             70,500
Owens Brockway Glass Container
   8.25% due 05/15/2013                                       125,000            135,781
Stone Container Corp.
   9.25% due 02/01/2008                                        75,000             78,375
                                                                            ------------
                                                                                 319,756

CORRECTIONAL FACILITIES - 0.00%
Corrections Corporation of America
   6.25% due 03/15/2013                                        15,000             14,888

CRUDE PETROLEUM & NATURAL GAS - 0.19%
Burlington Resources Finance Company
   7.40% due 12/01/2031                                       625,000            789,322
Chesapeake Energy Corp.
   6.625% due 01/15/2016                                       20,000             20,650
   6.875% due 01/15/2016                                        5,000              5,213
   7.50% due 09/15/2013                                        25,000             27,062
Premcor Refining Group, Inc.
   6.75% due 05/01/2014                                        35,000             37,713
                                                                            ------------
                                                                                 879,960
DOMESTIC OIL - 0.67%
Amerada Hess Corp.
   7.30% due 08/15/2031                                        20,000             24,131
Delta Petroleum Corp.
   7.00% due 04/01/2015                                         5,000              4,700
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                    1,150,000          1,286,812

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT                VALUE
                                                    -----------------       ------------
CORPORATE BONDS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Exco Resources, Inc.
   7.25% due 01/15/2011                             $          25,000       $     25,000
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                                        19,000             21,090
Motiva Enterprises LLC
   5.20% due 09/15/2012                                     1,100,000          1,134,109
Range Resources Corp.
   6.375% due 03/15/2015                                        5,000              4,975
Valero Energy Corp.
   8.75% due 06/15/2030                                       465,000            631,578
Whiting Petroleum Corp.
   7.25% due 05/01/2013                                        25,000             25,500
                                                                            ------------
                                                                               3,157,895

DRUGS & HEALTH CARE - 0.31%
Allegiance Corp.
   7.00% due 10/15/2026                                       100,000            114,949
Beckman Instruments, Inc.
   7.45% due 03/04/2008                                     1,065,000          1,146,968
Biovail Corp.
   7.875% due 04/01/2010                                       75,000             76,688
Rite Aid Corp.
   8.125% due 05/01/2010                                      135,000            139,050
                                                                            ------------
                                                                               1,477,655

ELECTRICAL EQUIPMENT - 0.39%
Exelon Generation Company LLC
   5.35% due 01/15/2014 (a)                                   650,000            674,117
Nisource Finance Corp.
   3.20% due 11/01/2006                                       600,000            593,437
Northern States Power-Minnesota
   6.50% due 03/01/2028                                       500,000            591,921
                                                                            ------------
                                                                               1,859,475

ELECTRICAL UTILITIES - 3.94%
AES Corp.
   9.00% due 05/15/2015                                       110,000            123,475
Alabama Power Company
   5.875% due 12/01/2022                                      470,000            513,432
American Electric Power, Inc., Series A
   6.125% due 05/15/2006                                      837,000            851,704
Arizona Public Service Company
   6.375% due 10/15/2011                                    1,000,000          1,098,910
Avista Corp.
   9.75% due 06/01/2008                                       130,000            146,789
Carolina Power & Light Company
   6.50% due 07/15/2012                                     1,450,000          1,600,591
CMS Energy Corp.
   8.50% due 04/15/2011                                        30,000             33,450
Commonwealth Edison Company
   6.15% due 03/15/2012 (a)                                   315,000            348,282
Duke Energy Corp.
   5.375% due 01/01/2009                                    1,000,000          1,033,733
Edison Mission Energy
   9.875% due 04/15/2011                                      100,000            117,125
Florida Power & Light Company
   5.85% due 02/01/2033 (a)                                   230,000            258,362
Midwest Generation LLC
   8.75% due 05/01/2034                                        45,000             50,400
Nevada Power Company
   9.00% due 08/15/2013                                        35,000             39,375
   10.875% due 10/15/2009                                     110,000            122,925
New York State Electric & Gas Corp.
   5.75% due 05/01/2023                                       550,000            574,443
NSTAR
   8.00% due 02/15/2010                                     2,000,000          2,295,260
Ohio Edison Company
   4.00% due 05/01/2008 (a)                                 1,200,000          1,186,778
Old Dominion Electric Coop.
   6.25% due 06/01/2011                                     1,045,000          1,142,970
Oncor Electric Delivery Company
   6.375% due 05/01/2012                                      615,000            673,934
Pacificorp Australia LLC
   6.15% due 01/15/2008                                       825,000            863,815
Pacificorp Secured MTN
   6.375% due 05/15/2008                                    1,000,000          1,055,805
PSEG Power LLC
   8.625% due 04/15/2031                                      590,000            814,563
Puget Sound Energy, Inc.
   7.00% due 03/09/2029                                       400,000            491,567
Southern California Edison Company
   6.00% due 01/15/2034                                       750,000            840,018
Texas Genco LLC/Texas Genco Financing Corp.
   6.875% due 12/15/2014                                       55,000             57,888
TXU Corp.
   4.80% due 11/15/2009                                       550,000            539,973
   5.55% due 11/15/2014                                       125,000            121,232
   6.50% due 11/15/2024                                       550,000            538,748
Wisconsin Electric Power Company
   6.50% due 06/01/2028                                       700,000            840,140
Wisconsin Energy Corp.
   6.20% due 04/01/2033                                       250,000            281,728
                                                                            ------------
                                                                              18,657,415

ELECTRONICS - 0.03%
Sanmina-SCI Corp.
   6.75% due 03/01/2013 (a)                                    10,000              9,550
   10.375% due 01/15/2010                                     125,000            138,750
                                                                            ------------
                                                                                 148,300

ENERGY - 0.41%
Alliant Energy Resources, Inc.
   9.75% due 01/15/2013                                       450,000            586,423
Aquila, Inc.
   9.95 due 02/01/2011                                         80,000             86,800

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT         VALUE
                                              -----------   -----------
CORPORATE BONDS (CONTINUED)

ENERGY (CONTINUED)
Midamerican Funding LLC
    6.75% due 03/01/2011                      $ 1,000,000   $ 1,107,967
Peabody Energy Corp.
    6.875% due 03/15/2013                          85,000        90,100
Reliant Energy, Inc.
    6.75% due 12/15/2014                           40,000        39,100
TECO Energy, Inc.
    6.75% due 05/01/2015                           15,000        15,900
    7.00% due 05/01/2012 (a)                        5,000         5,400
                                                            -----------
                                                              1,931,690

FINANCIAL SERVICES - 11.17%
Aiful Corp.
    4.45% due 02/16/2010                          200,000       197,760
American Financial Group, Inc.
    7.125% due 04/15/2009                         340,000       370,585
American General Finance Corp.
    5.375% due 10/01/2012                         400,000       412,907
Amerus Capital I
    8.85% due 02/01/2027                          750,000       821,583
Arch Western Finance
    6.75% due 07/01/2013                           50,000        51,625
Associates Corp. of North America
    8.55% due 07/15/2009                          600,000       694,470
BanPonce Financial Corp.
    6.80% due 12/21/2005                          260,000       262,839
Beneficial Corp.
    8.40% due 05/15/2008                          350,000       387,663
Capital One Multi Asset Execution Trust
    3.65% due 07/15/2011                        3,075,000     3,039,514
CB Richard Ellis Services, Inc.
    9.75% due 05/15/2010                            8,000         8,880
CIT Group, Inc.
    6.50% due 02/07/2006                        1,000,000     1,015,259
    7.625% due 08/16/2005                         250,000       251,148
Citigroup, Inc.
    4.875% due 05/07/2015                       2,300,000     2,337,327
Credit Suisse First Boston USA, Inc.
    6.125% due 11/15/2011                       1,300,000     1,414,105
Equitable Companies, Inc.
    7.00% due 04/01/2028                        1,000,000     1,218,825
Erac USA Finance Company
    8.00% due 01/15/2011                        2,100,000     2,431,642
Farmers Exchange Capital
    7.05% due 07/15/2028                          425,000       459,597
Ford Motor Credit Company
    7.00% due 10/01/2013 (a)                       50,000        47,974
    7.375% due 10/28/2009                       3,700,000     3,615,592
General Electric Capital Assurance Company,
    Series 2003-1 Class A5
    5.7426% due 05/12/2035                        660,000       721,958
General Electric Capital Corp.
    6.125% due 02/22/2011                         500,000       543,235
General Electric Capital Corp., MTN
    6.75% due 03/15/2032                        2,475,000     3,054,120
General Motors Acceptance Corp.
    6.875% due 09/15/2011                       1,000,000       923,088
Goldman Sachs Group, Inc.
    6.875% due 01/15/2011                         800,000       892,026
Hartford Financial Services Group, Inc.
    7.90% due 06/15/2010                          200,000       230,104
Household Finance Corp.
    6.375% due 11/27/2012                         815,000       901,379
    7.00% due 05/15/2012                          985,000     1,117,361
International Lease Finance Corp.
    5.75% due 10/15/2006                          700,000       713,546
John Deere Capital Corp.
    7.00% due 03/15/2012                          400,000       458,917
JP Morgan Chase Capital XV
    5.875% due 03/15/2035                         500,000       513,208
JSG Funding PLC
    9.625% due 10/01/2012                          40,000        40,000
Lehman Brothers Holdings, Inc.
    4.375% due 11/30/2010                         500,000       498,341
Manufacturers & Traders Trust Company
    8.00% due 10/01/2010                        1,250,000     1,469,559
Marsh & McLennan Companies, Inc.
    5.875% due 08/01/2033 (a)                     500,000       476,573
    7.125% due 06/15/2009                       1,145,000     1,241,440
Mizuho Financial Group Cayman, Ltd.
    5.79% due 04/15/2014                          900,000       946,663
Morgan Stanley
    4.75% due 04/01/2014                          750,000       738,877
    6.75% due 04/15/2011                          790,000       874,716
Morgan Stanley Capital I, Inc.
    6.21% due 11/15/2031                        3,000,000     3,161,267
Morgan Stanley Dean Witter
    6.60% due 04/01/2012                        1,000,000     1,111,803
Nationwide Financial Services, Inc.
    6.25% due 11/15/2011                          710,000       782,049
Pemex Finance, Ltd.
    8.875% due 11/15/2010                         650,000       735,261
Private Export Funding Corp., Series WW
    6.62% due 10/01/2005                        2,000,000     2,015,330
Refco Finance Holdings LLC
    9.00% due 08/01/2012                           25,000        26,500
Sun Canada Financial Company
    7.25% due 12/15/2015                        1,700,000     1,959,089
Sunamerica, Inc.
    8.125% due 04/28/2023                       1,000,000     1,324,578
The Goldman Sachs Group, Inc.
    6.125% due 02/15/2033                         955,000     1,044,047

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT         VALUE
                                              -----------   -----------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
TIAA Global Markets
    4.125% due 11/15/2007                     $   740,000   $   739,721
UFJ Finance Aruba AEC
    6.75% due 07/15/2013                          825,000       920,042
United States Bancorp Oregon
    7.50% due 06/01/2026                        2,774,000     3,636,914
Western Financial Bank
    9.625% due 05/15/2012                          60,000        65,400
                                                            -----------
                                                             52,916,407

FOOD & BEVERAGES - 1.38%
Ameriqual Group LLC
    9.00% due 04/01/2012                           20,000        20,400
Cia Brasileira de Bebidas
    8.75% due 09/15/2013                        1,450,000     1,676,562
General Mills, Inc.
    6.00% due 02/15/2012                          273,000       296,797
Kraft Foods, Inc.
    5.625% due 11/01/2011                         450,000       477,370
    6.50% due 11/01/2031                        1,230,000     1,445,903
Pepsi Bottling Group, Inc., Series B
    7.00% due 03/01/2029                          500,000       634,489
Tricon Global Restaurants, Inc.
    7.65% due 05/15/2008                          535,000       581,143
Tyson Foods, Inc.
    8.25% due 10/01/2011                        1,200,000     1,423,162
                                                            -----------
                                                              6,555,826

FOREST PRODUCTS - 0.26%
Weyerhaeuser Company
    6.75% due 03/15/2012                          800,000       880,192
    7.95% due 03/15/2025                          300,000       363,074
                                                            -----------
                                                              1,243,266

GAS & PIPELINE UTILITIES - 0.67%
Colorado Interstate Gas Company
    5.95% due 03/15/2015                            5,000         4,929
Duke Energy Field Services
    5.75% due 11/15/2006                          250,000       255,000
El Paso Production Holding Company
    7.75% due 06/01/2013                           40,000        42,700
Kinder Morgan Energy Partners
    7.125% due 03/15/2012                         800,000       906,021
Northern Border Partners, LP
    7.10% due 03/15/2011                        1,000,000     1,126,609
Praxair, Inc.
    6.50% due 03/01/2008 (a)                      605,000       636,548
Tennessee Gas Pipeline Company
    8.375% due 06/15/2032                          40,000        47,067
Williams Companies, Inc.
    7.125% due 09/01/2011                         100,000       108,000
    7.625% due 07/15/2019                           5,000         5,625
    7.875% due 09/01/2021                          10,000        11,375
    8.125% due 03/15/2012                          10,000        11,350
                                                            -----------
                                                              3,155,224
HEALTHCARE PRODUCTS - 0.01%
CDRV Investors, Inc.
    zero coupon, Step up to 9.625% on
       01/01/2010 due 01/01/2015                  100,000        49,000

HEALTHCARE SERVICES - 0.05%
DaVita, Inc.
    6.625% due 03/15/2013                          15,000        15,487
    7.25% due 03/15/2015                           15,000        15,413
Healthsouth Corp.
    7.625% due 06/01/2012 (a)                      15,000        14,550
    8.375% due 10/01/2011                         100,000        99,250
Radiologix, Inc.
    10.50% due 12/15/2008 (a)                      70,000        73,500
                                                            -----------
                                                                218,200

HOMEBUILDERS - 0.54%
Beazer Homes USA, Inc.
    8.625% due 05/15/2011                          95,000       100,700
Centex Corp.
    7.875% due 02/01/2011                       1,000,000     1,143,236
D. R. Horton, Inc.
    9.75% due 09/15/2010                          105,000       122,928
KB Home
    6.25% due 06/15/2015                           40,000        40,667
    6.375% due 08/15/2011                           5,000         5,203
Pulte Homes, Inc.
    8.125% due 03/01/2011                         930,000     1,081,082
Standard Pacific Corp.
    9.50% due 09/15/2010                           60,000        63,300
                                                            -----------
                                                              2,557,116

HOTELS & RESTAURANTS - 0.33%
Aztar Corp.
    9.00% due 08/15/2011                           30,000        32,588
El Pollo Loco, Inc.
    9.25% due 12/15/2009                           50,000        52,250
Mandalay Resort Group
    10.25% due 08/01/2007                          55,000        60,500
Marriott International, Inc.
    4.625% due 06/15/2012                         950,000       940,627
MGM Mirage, Inc.
    6.00% due 10/01/2009                          155,000       155,775
Park Place Entertainment Corp.
    8.125% due 05/15/2011                         180,000       207,000
Riviera Holdings Corp.
    11.00% due 06/15/2010                          75,000        82,875
Station Casinos, Inc.
    6.00% due 04/01/2012                           40,000        40,600
                                                            -----------
                                                              1,572,215

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT         VALUE
                                              -----------   -----------
CORPORATE BONDS (continued)

HOUSEHOLD PRODUCTS - 0.28%
Procter & Gamble, Series A
    9.36% due 01/01/2021                      $ 1,000,000   $ 1,337,920

INDUSTRIAL MACHINERY - 0.05%
Case New Holland, Inc.
    9.25% due 08/01/2011                           95,000        99,750
Numatics, Inc.
    9.625% due 04/01/2008                         100,000       100,250
The Manitowoc Company, Inc.
    10.50% due 08/01/2012                          53,000        59,890
                                                            -----------
                                                                259,890

INSURANCE - 5.44%
AAG Holding Company, Inc.
    6.875% due 06/01/2008                       1,710,000     1,786,589
ACE Capital Trust II
    9.70% due 04/01/2030                          725,000     1,000,566
Allstate Corp.
    5.55% due 05/09/2035                          700,000       724,353
Cigna Corp.
    7.875% due 05/15/2027                          85,000       109,597
Dai Ichi Mutual Life Insurance Company
    5.73% due 03/17/2014                          700,000       732,911
Equitable Life Assurance Society
    7.70% due 12/01/2015                          680,000       820,457
Everest Reinsurance Holdings, Inc.
    8.75% due 03/15/2010                          330,000       387,112
Fidelity National Financial, Inc.
    7.30% due 08/15/2011                          600,000       637,541
Florida Windstorm Underwriting Association,
    Series 1999
    7.125% due 02/25/2019                       3,720,000     4,493,265
Jackson National Life Insurance Company
    8.15% due 03/15/2027 (a)                    1,500,000     1,972,367
Liberty Mutual Insurance Company
    7.697% due 10/15/2097                       1,700,000     1,876,722
Metlife, Inc.
    5.70% due 06/15/2035                          800,000       824,700
Metropolitan Life Golbal Mountain
    4.25% due 07/30/2009                          500,000       501,734
Mony Group, Inc.
    7.45% due 12/15/2005                          650,000       659,320
Nationwide Mutual Insurance Company
    8.25% due 12/01/2031                        1,000,000     1,301,013
New York Life Insurance Company
    5.875% due 05/15/2033                         265,000       289,648
Ohio National Life Insurance Company
    8.50% due 05/15/2026                        1,150,000     1,454,067
Premium Asset Trust
    4.125% due 03/12/2009                         650,000       635,053
Principal Life Global Funding I
    6.125% due 10/15/2033                         805,000       922,454
Prudential Financial
    7.65% due 07/01/2007                          650,000       692,965
Reinsurance Group of America, Inc.
    6.75% due 12/15/2011                        1,000,000     1,111,493
Safeco Corp.
    4.875% due 02/01/2010                         425,000       432,005
    7.25% due 09/01/2012                          134,000       154,778
The St. Paul Companies, Inc.
    5.75% due 03/15/2007                          575,000       587,607
Unumprovident Corp.
    7.625% due 03/01/2011                           5,000         5,373
WR Berkley Corp.
    5.60% due 05/15/2015 (a)                      840,000       855,452
XL Capital Finance PLC
    6.50% due 01/15/2012                          765,000       831,434
                                                            -----------
                                                             25,800,576

INTERNATIONAL OIL - 0.31%
Canadian Natural Resources, Ltd.
    6.45% due 06/30/2033                          275,000       308,301
Pemex Project Funding Master Trust
    9.125% due 10/13/2010 (a)                   1,000,000     1,171,000
                                                            -----------
                                                              1,479,301

INTERNET RETAIL - 0.23%
InterActive Corp.
    7.00% due 01/15/2013                        1,000,000     1,066,274

INVESTMENT COMPANIES - 0.27%
Canadian Oil Sands
    7.90% due 09/01/2021                        1,000,000     1,264,693

LEISURE TIME - 0.42%
AOL Time Warner, Inc.
    7.70% due 05/01/2032                        1,500,000     1,897,534
Movie Gallery, Inc.
    11.00% due 05/01/2012 (a)                      20,000        21,000
Seneca Gaming Corp.
    7.25% due 05/01/2012                           10,000        10,338
Wynn Las Vegas LLC/Wynn Las Vegas Capital
    Corp.
    6.625% due 12/01/2014                          70,000        68,075
                                                            -----------
                                                              1,996,947

LIFE SCIENCES - 0.01%
Fisher Scientific International, Inc.
    6.125% due 07/01/2015                          35,000        35,044
    6.75% due 08/15/2014 (a)                       10,000        10,450
    8.00% due 09/01/2013                            5,000         5,712
                                                            -----------
                                                                 51,206

MANUFACTURING - 0.00%
Koppers, Inc.
    9.875% due 10/15/2013                          20,000        21,600

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT         VALUE
                                              -----------   -----------
CORPORATE BONDS (CONTINUED)

MEDICAL-HOSPITALS - 0.07%
HCA, Inc.
    7.875% due 02/01/2011                     $   150,000   $   165,043
IASIS Healthcare LLC
    8.75% due 06/15/2014                           35,000        37,975
NDCHealth Corp.
    10.50% due 12/01/2012                          70,000        74,375
Triad Hospitals, Inc.
    7.00% due 05/15/2012                           35,000        36,488
                                                            -----------
                                                                313,881
METAL & METAL PRODUCTS - 0.06%
Hawk Corp.
    8.75% due 11/01/2014                           20,000        20,300
Inco, Ltd.
    5.70% due 10/15/2015                          250,000       260,235
Novelis, Inc.
    7.25% due 02/15/2015                           25,000        25,094
                                                            -----------
                                                                305,629

MINING - 0.14%
Corporacion Nacional Del Cobre de Chile -
    CODELCO
    6.375% due 11/30/2012                         615,000       674,939

NEWSPAPERS - 0.22%
News America Holdings, Inc.
    9.25% due 02/01/2013 (a)                      810,000     1,023,741

PAPER - 0.68%
Abitibi-Consolidated, Inc.
    7.875% due 08/01/2009                         700,000       714,000
    8.55% due 08/01/2010 (a)                      165,000       172,013
Bowater Canada Finance Corp.
    7.95% due 11/15/2011                           85,000        89,994
Georgia-Pacific Corp.
    8.00% due 01/15/2024                           15,000        17,250
    8.875% due 02/01/2010                         220,000       249,700
Longview Fibre Company
    10.00% due 01/15/2009                          20,000        21,300
Norske Skog Canada, Ltd.
    8.625% due 06/15/2011                          40,000        41,250
Temple-Inland, Inc.
    7.875% due 05/01/2012                         800,000       921,506
Westvaco Corp.
    7.95% due 02/15/2031                          515,000       661,704
Willamette Industries, Inc.
    7.00% due 02/01/2018 (a)                      300,000       327,258
                                                            -----------
                                                              3,215,975

PETROLEUM SERVICES - 0.71%
Baker Hughes, Inc.
    6.875% due 01/15/2029                         200,000       250,235
Halliburton Company
    5.50% due 10/15/2010                          685,000       718,380
Hornbeck Offshore Services, Inc.
    6.125% due 12/01/2014                          25,000        25,312
Murphy Oil Corp.
    7.05% due 05/01/2029                          450,000       554,387
Noram Energy Corp.
    6.50% due 02/01/2008                        1,025,000     1,074,989
Pride International, Inc.
    7.375% due 07/15/2014 (a)                      40,000        43,900
Transocean Sedco Forex
    6.625% due 04/15/2011                         600,000       673,909
                                                            -----------
                                                              3,341,112

PHARMACEUTICALS - 0.42%
Athena Neurosciences, Inc.
    7.25% due 02/21/2008 (a)                       25,000        23,250
Schering Plough Corp.
    5.30% due 12/01/2013 (b)                      630,000       667,958
    6.75% due 12/01/2033 (b)                    1,070,000     1,289,391
                                                            -----------
                                                              1,980,599

PUBLISHING - 0.26%
Dex Media East LLC
    12.125% due 11/15/2012                         30,000        35,925
Dex Media, Inc.
    zero coupon, Step up to 9.00% on
       11/15/2008 due 11/15/2013 (a)               55,000        44,275
E.W. Scripps Company
    6.625% due 10/15/2007                         500,000       529,190
Scholastic Corp.
    5.00% due 04/15/2013                          265,000       264,627
    5.75% due 01/15/2007                          355,000       362,497
                                                            -----------
                                                              1,236,514

RAILROADS & EQUIPMENT - 0.14%
Canadian National Railway Company
    7.375% due 10/15/2031 (a)                     500,000       657,505
Greenbrier Companies, Inc.
    8.375% due 05/15/2015                          20,000        20,350
                                                            -----------
                                                                677,855

REAL ESTATE - 1.51%
AMB Property LP, REIT
    7.50% due 06/30/2018                          420,000       498,512
Duke Realty Corp. LP, REIT
    5.25% due 01/15/2010                          555,000       570,764
Health Care Property Investors, Inc., REIT
    7.072 due 06/08/2015 (b)                      500,000       567,905
Healthcare Realty Trust, Inc., REIT
    8.125% due 05/01/2011                       1,500,000     1,717,436
Host Marriott LP, REIT
    9.50% due 01/15/2007                          120,000       127,200
Lennar Corp.
    7.625% due 03/01/2009                         235,000       259,280

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT         VALUE
                                              -----------   -----------
CORPORATE BONDS (CONTINUED)

REAL ESTATE (CONTINUED)
Liberty Property LP, REIT
    7.25% due 03/15/2011                      $ 1,500,000   $ 1,683,984
Regency Centers LP, REIT
    7.95% due 01/15/2011                          700,000       803,245
Simon Property Group LP, REIT
    5.10% due 06/15/2015                          400,000       399,786
Spieker Properties LP, REIT
    7.25% due 05/01/2009                          450,000       492,226
Ventas Realty LP, REIT
    6.625% due 10/15/2014                           5,000         5,025
    6.75% due 06/01/2010                           15,000        15,563
    7.125% due 06/01/2015                          25,000        26,000
                                                            -----------
                                                              7,166,926

RETAIL - 0.01%
Lazy Days RV Center, Inc.
    11.75% due 05/15/2012                          68,000        70,890

RETAIL GROCERY - 0.20%
Delhaize America, Inc.
    9.00% due 04/15/2031                           15,000        18,727
Kroger Comany
    6.75% due 04/15/2012                          775,000       858,168
Pathmark Stores, Inc.
    8.75% due 02/01/2012                           60,000        58,875
                                                            -----------
                                                                935,770

RETAIL TRADE - 0.45%
Federated Department Stores, Inc.
    6.90% due 04/01/2029                          600,000       695,563
Target Corp.
    6.35% due 01/15/2011                          500,000       549,857
Wal-Mart Stores, Inc.
    4.125% due 02/15/2011                         875,000       870,577
                                                            -----------
                                                              2,115,997

SANITARY SERVICES - 0.04%
Allied Waste North America, Inc.
    8.50% due 12/01/2008                          170,000       178,287

SEMICONDUCTORS - 0.02%
Amkor Technology, Inc.
    7.125% due 03/15/2011 (a)                      50,000        43,250
MagnaChip Semiconductor SA
    6.875% due 12/15/2011                          20,000        19,600
    8.00% due 12/15/2014                           25,000        24,000
                                                            -----------
                                                                 86,850

STEEL - 0.02%
United States Steel LLC
    10.75% due 08/01/2008                          70,000        77,700

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.81%
Alaska Communications Systems
    9.875% due 08/15/2011                          29,000        30,740
Bellsouth Corp.
    4.75% due 11/15/2012                        1,125,000     1,130,905
Citizens Communications Company
    9.25% due 05/15/2011                           95,000       106,044
France Telecom SA
    8.50% due 03/01/2011                        1,050,000     1,218,498
GCI, Inc.
    7.25% due 02/15/2014                           75,000        72,000
Insight Midwest LP/ Insight Capital, Inc.
    9.75% due 10/01/2009                           35,000        36,269
    10.50% due 11/01/2010                          95,000       100,700
Intelsat Bermuda, Ltd.
    8.625% due 01/15/2015                          20,000        21,100
Intelsat, Ltd.
    8.25% due 01/15/2013                           20,000        20,650
Lucent Technologies, Inc.
    6.45% due 03/15/2029                           15,000        13,425
Panamsat Corp.
    9.00% due 08/15/2014                           13,000        14,186
Singapore Telecommunications, Ltd.
    7.375% due 12/01/2031                         800,000     1,045,627
United States West Communications, Inc.
    6.875% due 09/15/2033                          25,000        21,656
                                                            -----------
                                                              3,831,800

TELEPHONE - 1.74%
Alltel Corp.
    7.875% due 07/01/2032                         300,000       396,007
Ameritech Capital Funding Corp.
    6.45% due 01/15/2018                        1,100,000     1,224,424
AT&T Corp.
    9.05% due 11/15/2011 (b)                       71,000        81,827
    9.75% due 11/15/2031 (b)                       20,000        26,025
British Telecommunications PLC
    8.375% due 12/15/2010                         600,000       710,392
GTE California, Inc., Series G
    5.50% due 01/15/2009 (a)                    1,000,000     1,024,326
MCI, Inc.
    6.908% due 05/01/2007 (b)                      60,000        60,825
    8.735% due 05/01/2014 (b)                      20,000        22,425
Qwest Communications International, Inc.
    7.25% due 02/15/2011                          100,000        96,750
Sprint Capital Corp.
    6.875% due 11/15/2028                       1,500,000     1,721,823
Telecom Italia Capital SA
    6.00% due 09/30/2034                        1,550,000     1,582,431
Verizon Communications, Inc.
    8.75% due 11/01/2021                        1,000,000     1,314,865
                                                            -----------
                                                              8,262,120

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT          VALUE
                                              -----------   ------------
CORPORATE BONDS (CONTINUED)

TOBACCO - 0.27%
Alliance One International, Inc.
    11.00% due 05/15/2012                     $    20,000   $     20,550
Altria Group, Inc.
    7.00% due 11/04/2013                        1,070,000      1,197,436
RJ Reynolds Tobacco Holdings, Inc.
    7.30% due 07/15/2015                           50,000         50,000
                                                            ------------
                                                               1,267,986

TRUCKING & FREIGHT - 0.00%
Grupo Transportacion Ferroviaria Mexicana
    9.375 due 05/01/2012                           10,000         10,400
                                              -----------   ------------
TOTAL CORPORATE BONDS (Cost $211,717,418)                   $229,987,380
                                                            ------------

MUNICIPAL BONDS - 1.88%

ARIZONA - 0.23%
Phoenix Arizona Civic Improvement Corp.
    6.30% due 07/01/2008                        1,010,000      1,072,974

CALIFORNIA - 0.87%
Los Angeles County California Pension,
    Series A
    8.62% due 06/30/2006                        1,500,000      1,569,240
San Bernardino County California, Series A
    5.15% due 08/01/2011                          915,000        953,650
Southern California Public Power Authority
    Project, Series B
    6.93 due 05/15/2017                         1,300,000      1,589,406
                                                            ------------
                                                               4,112,296

FLORIDA - 0.25%
Miami Beach Florida Redevelopment Agency Tax
    Increment Revenue
    8.95 due 12/01/2022                         1,000,000      1,201,180

INDIANA - 0.03%
Indiana Bond Bank Revenue
    5.02 due 01/15/2016                           135,000        139,753

MARYLAND - 0.07%
Maryland State Transportation Authority, Ltd.
    5.84 due 07/01/2011                           300,000        325,452

MICHIGAN - 0.30%
Detroit Michigan Downtown Development
    Authority
    6.20 due 07/01/2008                         1,335,000      1,414,499

NEW JERSEY - 0.03%
Jersey City New Jersey Municipal Utilities
    Authority
    4.55 due 05/15/2012                           150,000        151,401

NEW YORK - 0.10
Sales Tax Asset Receivable Corp., Series B
    4.25% due 10/15/2011                          500,000        498,610
                                              -----------   ------------
TOTAL MUNICIPAL BONDS (Cost $8,691,917)                     $  8,916,165
                                                            ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.62%
Asset Securitization Corp.,
    Series 1997-D5, Class A1B
    6.66% due 02/14/2043                        1,109,955      1,136,282
Banc of America Commercial Mortgage, Inc.,
    Class A
    6.186% due 06/11/2035                       3,000,000      3,284,811
Bear Stearns Commercial Mortgage Securities,
    Inc., Series 2003-T12, Class A4
    4.68% due 08/13/2039                        3,000,000      3,043,223
Chase Commercial Mortgage Securities Corp.,
    Series 1998-1, Class A2
    6.56% due 05/18/2030                        2,399,112      2,523,451
Chase Commercial Mortgage Securities Corp.,
    Series 1998-2, Class A2
    6.39% due 11/18/2030                        2,500,000      2,660,373
Commercial Mortgage Asset Trust,
    Series 1999-C1, Class A3
    6.64% due 01/17/2032                        3,000,000      3,235,014
LB-UBS Commercial Mortgage Trust,
    Series 2001-C7, Class A3
    5.642% due 12/15/2025                       2,662,151      2,757,786
LB-UBS Commercial Mortgage Trust,
    Series 2002-C1, Class A4
    6.462% due 03/15/2031                       1,500,000      1,675,219
Morgan Stanley Capital I, Inc., Class A
    6.54% due 07/15/2030                        1,498,444      1,580,175
Morgan Stanley Dean Witter Capital I, Class A
    6.39% due 10/15/2035                        2,000,000      2,210,348
Morgan Stanley Dean Witter Capital I, Class A2
    5.98% due 01/15/2039                          300,000        326,632
Morgan Stanley Dean Witter Capital I,
    Series 2001, Class A4
    6.39% due 07/15/2033                          840,000        924,905
Nomura Asset Securities Corp.,
    Series 1998-D6, Class A1B
    6.59% due 03/15/2030                        2,850,000      3,024,929
Prudential Commercial Mortgage Trust,
    Series 2003-PWR1, Class A2
    4.493% due 02/11/2036                       3,000,000      3,005,964
                                              -----------   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $30,364,719)                                          $ 31,389,112
                                                            ------------
ASSET BACKED SECURITIES - 1.31%
AESOP Funding II LLC, Series 2003-4, Class A
    2.86% due 08/20/2009                        1,740,000      1,679,147
Chase Manhattan Auto Owner Trust, Class A
    4.21% due 01/15/2009                        1,380,064      1,383,146
Massachusetts RRB Special Purpose Trust,
    Series 2001-1, Class A
    6.53% due 06/01/2015                          753,697        814,366
MBNA Credit Card Master Note Trust,
    Series 2001-A1, Class A
    5.75% due 10/15/2008                        2,000,000      2,031,848

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                    ------------   --------------
ASSET BACKED SECURITIES
(CONTINUED)
Peco Energy Transition Trust, Series 2001 A
 6.52% due 12/31/2010                               $    250,000   $     275,903
                                                    ------------   -------------
TOTAL ASSET BACKED SECURITIES
(Cost $6,218,361)                                                  $   6,184,410
                                                                   -------------

SHORT TERM INVESTMENTS - 2.23%
State Street Navigator Securities
 Lending Prime Portfolio (c)                        $ 10,550,163   $  10,550,163
                                                    ------------   -------------
TOTAL SHORT TERM INVESTMENTS
(Cost $10,550,163)                                                 $  10,550,163
                                                                   -------------

REPURCHASE AGREEMENTS - 2.30%
Deutsche Bank Tri-Party Repurchase Agreement
 dated 06/30/2005 at 2.88% to be
 repurchased at $10,880,870 on
 07/01/2005, collateralized by
 $8,796,000 U.S. Treasury Bonds,
 6.25% due 08/15/2023 (valued at
 $11,110,321, including interest) ***               $ 10,880,000   $  10,880,000
                                                    ------------   -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $10,880,000)                                                 $  10,880,000
                                                                   -------------
TOTAL INVESTMENTS (INVESTMENT QUALITY BOND TRUST)
 (COST $452,120,734) - 101.28%                                     $ 479,895,485
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.28)%                       (6,050,177)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 473,845,308
                                                                   =============

TOTAL RETURN TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT          VALUE
                                                    ------------   -------------
PREFERRED STOCKS - 0.81%

BANKING - 0.68%
DG Funding Trust *                                           981   $  10,527,356

FINANCIAL SERVICES - 0.13%
Federal National Mortgage Association ****                35,500       1,969,143
                                                                   -------------
TOTAL PREFERRED STOCKS (Cost $12,130,371)                          $  12,496,499
                                                                   -------------

U.S. TREASURY OBLIGATIONS - 13.60%

TREASURY INFLATION PROTECTED
SECURITIES (d) - 1.02%
   2.00% due 01/15/2014                             $  2,947,588       3,036,131
   2.00% due 07/15/2014 ***                              412,768         425,329
   2.375% due 01/15/2025                               9,803,240      10,731,097
   3.625% due 04/15/2028                               1,202,630       1,615,893
                                                                   -------------
                                                                      15,808,450

U.S. TREASURY BONDS - 1.87%
   5.25% due 11/15/2028 ***                            3,400,000       3,883,303
   5.50% due 08/15/2028 ***                           17,500,000      20,608,298
   6.00% due 02/15/2026 ***                              100,000         123,211
   6.25% due 08/15/2023 ***                              100,000         124,621
   7.875% due 02/15/2021                               3,000,000       4,246,524
                                                                   -------------
                                                                      28,985,957

U.S. TREASURY NOTES - 10.71%
   4.875% due 02/15/2012 ***                         156,400,000     166,101,648
                                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $208,284,956)                                                $ 210,896,055
                                                                   -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.53%

FEDERAL HOME LOAN BANK - 0.07%
   zero coupon due 02/05/2007 ***                      1,200,000       1,110,307

FEDERAL HOME LOAN MORTGAGE CORP. - 0.97%
   3.743% due 01/01/2029 (b)***                          952,855         984,182
   3.952% due 06/01/2034                               1,346,902       1,332,354
   5.00% due 09/15/2034                                  407,985         393,389
   5.00% due 05/01/2018 to 03/15/2035 ***              4,987,284       5,033,696
   6.00% due 09/15/2032                                1,634,090       1,738,677
   6.00% due 03/01/2016 to 09/01/2016 ***                245,153         253,480
   6.50% due 09/15/2031                                1,261,483       1,336,635
   7.50% due 12/20/2029 to 08/15/2030 ***              3,871,814       4,030,723
                                                                   -------------
                                                                      15,103,136

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 43.88%
   3.3188% due 09/22/2006 (b)***                       6,400,000       6,395,904
   3.4344% due 03/25/2034 (b)***                         284,211         284,425
   3.6644% due 02/25/2044 (b)***                         649,206         647,134
   3.7144% due 11/25/2033 (b)***                         880,606         884,566
   3.728% due 10/01/2040 (b)***                        1,276,569       1,306,855
   4.288% due 05/01/2036 (b)***                        7,619,509       7,754,334
   4.464% due 07/01/2009 (b)***                        1,004,817       1,012,837
   4.50% TBA **                                        2,900,000       2,886,405
   5.00% due 02/25/2035 to 03/25/2035                    607,111         562,198
   5.00% due 11/01/2017 to 05/01/2020 ***             80,742,076      81,699,701
   5.00% TBA **                                       16,500,000      16,659,852
   5.50% due 09/01/2034                                3,480,789       3,530,442
   5.50% due 11/01/2016 to 06/01/2035 ***            381,701,552     387,235,649
   5.50% TBA **                                       80,000,000      81,075,040
   6.00% due 09/25/2032                               11,789,083      12,358,643
   6.00% due 03/01/2016 to 01/25/2044 ***              2,338,240       2,407,955
   6.50% due 03/01/2033 to 12/25/2042 ***              1,989,663       2,066,660
   5.00% TBA **                                       72,000,000      71,842,464
                                                                   -------------
                                                                     680,611,064

FEDERAL NATIONAL MORTGAGE
ASSOCIATION GRANTOR TRUST - 0.11%
   3.3356% due 11/28/2035 (b)***                       1,744,534       1,742,220

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT             VALUE
                                                 ----------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.64%
   3.375% due 05/20/2023 to
     05/20/2030 (b)***                             $    1,934,066   $    1,962,346
   3.75% due 09/20/2021 to
     02/20/2032 (b)***                                  4,342,507        4,377,545
   4.125% due 10/20/2029 to
     11/20/2029 (b)***                                  1,989,330        2,017,706
   4.375% due 02/20/2024 (b)***                           448,709          455,349
   5.00% due 01/16/2035 to 03/20/2035                   1,005,844          957,856
   5.00% due 12/20/2034 ***                               101,677           98,329
                                                                    --------------
                                                                         9,869,131

SMALL BUSINESS ADMINISTRATION - 0.86%
   4.504% due 02/01/2014 ***                            1,231,836        1,236,513
   5.13% due 09/01/2023 ***                               368,385          379,599
   5.52% due 06/01/2024 ***                             6,649,660        6,975,938
   6.344% due 08/01/2011 ***                            3,998,313        4,210,036
   7.449% due 08/01/2010 ***                              321,385          345,675
   4.88% due 11/01/2024 ***                               196,438          199,943
                                                                    --------------
                                                                        13,347,704
                                                                    --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $713,378,966)                                                 $  721,783,562
                                                                    --------------

FOREIGN BONDS - 0.03%

NETHERLANDS - 0.03%
Deutsche Telekom International Finance BV
   5.875 due 07/11/2006 ***                      EUR      400,000          501,830
                                                                    --------------
TOTAL FOREIGN BONDS (Cost $ 529,757)                                $      501,830
                                                                    --------------

FOREIGN GOVERNMENT OBLIGATIONS - 11.91%

BRAZIL - 1.08%
Federal Republic of Brazil
   4.25% due 04/15/2006 (b)***                     $      876,000          876,254
   4.3125% due 04/15/2012 (b)***                           82,354           79,216
   4.3125% due 04/15/2009 (b)***                          494,151          488,617
   4.3125% due 04/15/2012 (b)***                          329,416          316,865
   4.3125% due 04/15/2009 (b)***                           94,124           93,070
   8.00% due 04/15/2014 (b)***                          7,230,107        7,405,799
   9.23% due 06/29/2009 (b)***                          4,100,000        4,756,000
   10.50% due 07/14/2014 ***                              500,000          591,250
   11.00% due 08/17/2040 ***                            1,350,000        1,624,050
   11.00% due 01/11/2012 ***                              400,000          475,000
                                                                    --------------
                                                                        16,706,121

CANADA - 0.14%
Government of Canada
   3.00% due 12/01/2036                          CAD      724,556          738,016
   5.75% due 06/01/2033 ***                             1,400,000        1,413,478
                                                                    --------------
                                                                         2,151,494

FRANCE - 7.41%
Republic of France
   zero coupon due 08/04/2005 ***                EUR   85,500,000      103,246,701
   4.00% due 04/25/2055 ***                             1,100,000        1,417,073
   4.75% due 04/25/2035 ***                             3,600,000        5,181,153
   5.75% due 10/25/2032 ***                             3,100,000        5,088,867
                                                                    --------------
                                                                       114,933,794

GERMANY - 0.46%
Federal Republic of Germany
   5.50% due 01/04/2031 ***                             3,100,000        4,896,014
   5.625% due 01/04/2028 ***                            1,400,000        2,206,864
                                                                    --------------
                                                                         7,102,878

MEXICO - 0.38%
Government of Mexico
   3.84% due 01/13/2009 (b)***                     $      500,000          507,000
   6.375% due 01/16/2013 ***                            2,650,000        2,844,775
   8.00% due 09/24/2022 ***                             1,800,000        2,205,000
   8.125% due 12/30/2019 ***                              100,000          122,750
   9.875% due 02/01/2010 ***                              200,000          241,900
                                                                    --------------
                                                                         5,921,425

PANAMA - 0.35%
Republic of Panama
   8.25% due 04/22/2008 ***                               700,000          763,000
   8.875% due 09/30/2027 ***                            2,200,000        2,623,500
   9.375% due 07/23/2012 ***                            1,400,000        1,694,000
   9.625% due 02/08/2011 ***                              350,000          414,750
                                                                    --------------
                                                                         5,495,250

PERU - 0.82%
Republic of Peru
   9.125% due 02/21/2012 ***                           10,825,000       12,665,250

POLAND - 0.03%
Republic of Poland, Series RSTA
   zero coupon, Step up to 4.75% on
     10/27/2005 due 10/27/2024 (b)***                     500,000          488,750

RUSSIA - 0.89%
Russian Federation, Series REGS
   5.00% due 03/31/2030 ***                            12,300,000       13,731,720
   8.75% due 07/24/2005 ***                                50,000           50,110
                                                                    --------------
                                                                        13,781,830

SOUTH AFRICA - 0.04%
Republic of South Africa
   9.125% due 05/19/2009 ***                              500,000          580,000

SPAIN - 0.31%
Kingdom of Spain
   4.20% due 01/31/2037 ***                      EUR    1,200,000        1,584,951

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                 ----------------   --------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

SPAIN (CONTINUED)
Kingdom of Spain (continued)
   5.75% due 07/30/2032 ***                      EUR    2,000,000   $    3,273,967
                                                                    --------------
                                                                         4,858,918
                                                                    --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $186,974,472)                                                 $  184,685,710
                                                                    --------------

CORPORATE BONDS - 6.18%

AIR TRAVEL - 0.02%
American Airlines, Series 01-2, Class A-1
   6.978% due 04/01/2011 ***                       $      299,445          309,356

AUTOMOBILES - 0.36%
DaimlerChrysler North America Holding
   3.89% due 05/24/2006 (b)***                          2,900,000        2,907,447
   4.75% due 01/15/2008 ***                             2,600,000        2,610,047
                                                                    --------------
                                                                         5,517,494

BANKING - 0.80%
BNP Paribas
   5.186% due 06/29/2049 (b)***                         6,000,000        6,066,102
Royal Bank of Scotland Group PLC
   7.648% due 08/31/2049 (b)***                         5,000,000        6,358,385
                                                                    --------------
                                                                        12,424,487

CELLULAR COMMUNICATIONS - 0.02%
AT&T Broadband Corp.
   8.375% due 03/15/2013 ***                              200,000          243,870

DOMESTIC OIL - 0.02%
Pemex Project Funding Master Trust
   8.625% due 02/01/2022 ***                              300,000          369,750

ELECTRICAL UTILITIES - 0.02%
Dominion Resources, Inc.
   5.70% due 09/17/2012 ***                               150,000          158,178
PSEG Power LLC
   6.95% due 06/01/2012 ***                               100,000          112,413
                                                                    --------------
                                                                           270,591

ENERGY - 0.00%
Pacific Gas & Electric Company
   3.82% due 04/03/2006 (b)***                             25,000           25,000

FINANCIAL SERVICES - 3.22%
American General Finance Corp., Series MTN
   3.4919% due 03/23/2007 (b)***                        1,000,000          999,282
CIT Group, Inc.
   7.75% due 04/02/2012 ***                               200,000          234,567
Ford Motor Credit Company
   4.2181% due 11/16/2006 (b)***                        6,300,000        6,244,547
   6.875% due 02/01/2006 ***                           15,100,000       15,250,925
   7.60% due 08/01/2005 ***                             2,400,000        2,405,378
General Motors Acceptance Corp.
   4.3948% due 10/20/2005 (b)***                        8,100,000        8,106,901
   6.75% due 01/15/2006 ***                               200,000          201,578
General Motors Acceptance Corp., MTN
   4.145% due 05/18/2006 (b)***                           700,000          695,023
Goldman Sachs Group, Inc., Series MTNB
   3.4906% due 07/23/2009 (b)***                        7,700,000        7,721,791
Morgan Stanley Warehouse Facility
   3.59% due 07/06/2005 ***                             3,900,000        3,900,000
Phoenix Quake Wind, Ltd.
   5.57% due 07/03/2008 (b)                               800,000          822,656
Phoenix Quake, Ltd.
   5.978% due 07/03/2008 (b)                              800,000          822,656
Qwest Capital Funding, Inc.
   7.25% due 02/15/2011 ***                               113,000          108,198
UFJ Finance Aruba AEC
   6.75% due 07/15/2013 ***                             1,850,000        2,063,124
Vita Capital, Ltd., 2003-1
   4.45% due 01/01/2007 (b)                               400,000          400,792
                                                                    --------------
                                                                        49,977,418

FOOD & BEVERAGES - 0.01%
Kraft Foods, Inc.
   6.25% due 06/01/2012 ***                               100,000          109,931

FOREST PRODUCTS - 0.00%
Weyerhaeuser Company
   6.125% due 03/15/2007 ***                               33,000           33,928

GAS & PIPELINE UTILITIES - 0.50%
El Paso Corp.
   7.75% due 01/15/2032 (a)***                          7,900,000        7,702,500

HOTELS & RESTAURANTS - 0.01%
MGM Mirage, Inc.
   6.00% due 10/01/2009 ***                               200,000          201,250

INSURANCE - 0.47%
Residential Reinsurance, Ltd., Series 2003
   8.28% due 06/08/2006 (b)                             7,300,000        7,307,300

INTERNATIONAL OIL - 0.04%
Pemex Project Funding Master Trust
   7.375% due 12/15/2014 ***                              600,000          672,900

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.03%
France Telecom SA
   8.50% due 03/01/2011 ***                               200,000          232,095
Verizon Global Funding Corp.
   7.25% due 12/01/2010 ***                               200,000          226,702
                                                                    --------------
                                                                           458,797

TELEPHONE - 0.38%
AT&T Corp.
   9.05% due 11/15/2011 (b)***                          1,538,000        1,772,545
BellSouth Corp.
   6.00% due 10/15/2011 ***                               150,000          162,051
France Telecom SA, Series REGS
   zero coupon, Step up to 6.75% on
     03/14/2006 due 03/14/2008 ***               EUR      200,000          268,692

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT           VALUE
                                                ---------------   --------------
CORPORATE BONDS (CONTINUED)

TELEPHONE (CONTINUED)
Qwest Corp.
   7.625% due 06/15/2015 ***                     $    3,100,000   $    3,165,875
Sprint Capital Corp.
   6.125% due 11/15/2008 ***                            500,000          526,750
                                                                  --------------
                                                                       5,895,913

TOBACCO - 0.28%
Philip Morris Companies, Inc.
   7.75% due 01/15/2027 ***                           3,600,000        4,323,020
                                                                  --------------
TOTAL CORPORATE BONDS (Cost $93,325,474)                          $   95,843,505
                                                                  --------------

MUNICIPAL BONDS - 1.31%

ALABAMA - 0.03%
University of Texas Permanent University Fund
   4.75% due 07/01/2030 ***                             500,000          514,365

CALIFORNIA - 0.48%
Golden State Tobacco Securitization Corp.,
   California, Series 2003-A-1
   6.25% due 06/01/2033 ***                           3,100,000        3,388,827
   6.75% due 06/01/2039 ***                           3,635,000        4,091,883
                                                                  --------------
                                                                       7,480,710

GEORGIA - 0.01%
De Kalb County Georgia Water & Sewage
   Revenue, Series A
   5.00% due 10/01/2035 ***                             200,000          211,888

MINNESOTA - 0.04%
Tobacco Settlement Financing Corp.
   6.25% due 06/01/2042 ***                             500,000          528,580

NEW YORK - 0.45%
Chicago Illinois Residuals, Series 1026
   7.77% due 01/01/2035 (b)***                        4,700,000        5,184,100
New York New York Residuals, Series 1027
   7.68% due 03/01/2030 (b)***                          450,000          504,477
New York State Environmental Facilities
   Corp., Residuals, Series 658
   7.99% due 06/15/2023 (b)***                          850,000          985,422
Tobacco Settlement Revenue Management
   Authority
   6.375% due 05/15/2028 ***                            200,000          212,640
                                                                  --------------
                                                                       6,886,639

TEXAS - 0.08%
County of Harris, Texas
   5.00% due 08/15/2033 ***                             100,000          105,611
Texas State General Obligation
   1.00% due 04/01/2035 ***                           1,100,000        1,162,062
                                                                  --------------
                                                                       1,267,673

WISCONSIN - 0.22%
Badger Tobacco Asset Securitization Corp.
   6.00% due 06/01/2017 ***                           2,900,000        3,065,126
   6.375% due 06/01/2032 ***                            200,000          213,460
Wisconsin State Clean Water Revenue
   5.10% due 06/01/2021 ***                             110,000          118,400
   5.10% due 06/01/2022 ***                              25,000           26,893
                                                                  --------------
                                                                       3,423,879
                                                                  --------------
TOTAL MUNICIPAL BONDS (Cost $18,371,936)                          $   20,313,734
                                                                  --------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.06%
Bank of America Funding Corp, Series 2005-D,
   Class A1
   4.1176% due 05/25/2035 (b)***                      3,800,000        3,775,062
Bank of America Funding Corp., Series 2004-A,
   Class 1A3
   5.0269% due 09/20/2034 (b)***                      1,336,731        1,342,566
Bank of America Mortgage Securities, Inc.,
   Series 2004-1, Class 5A1
   6.50% due 09/25/2033 ***                             739,686          751,471
Bank of America Mortgage Securities,
   Series 2002-K, Class 2A1
   5.5485% due 10/20/2032 (b)***                        573,019          576,344
Bank of America Mortgage Securities,
   Series 2004-2, Class 5A1
   6.50% due 10/25/2031 ***                             144,727          149,244
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2004-3, Class 1A2
   3.8998% due 07/25/2034 (b)                           755,289          746,637
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2005-4, Class 2A1
   5.4485% due 05/25/2035 (b)                         7,736,358        7,884,207
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2002-11, Class 1A2
   5.3451% due 02/25/2033 (b)***                      1,856,446        1,872,883
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2002-9, Class 2A
   5.2591% due 10/25/2032 (b)***                        167,152          166,920
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2003-8, Class 2A1
   4.8537% due 01/25/2034 (b)***                      4,368,266        4,317,346
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2004-6, Class 1A1
   4.6448% due 09/25/2034 (b)                         1,293,485        1,292,633
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2004-7, Class 1A1
   4.9696% due 10/25/2034 (b)***                      1,065,163        1,072,584
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2004-9, Class 2A1
   5.4759% due 09/25/2034 (b)                           573,669          583,010
Countrywide Alternative Loan Trust,
   Series 2003-J3, Class 2A1
   6.25% due 12/25/2033 ***                             283,881          290,043
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 2003-R4, Class
   1A3
   6.00% due 11/25/2026 ***                           2,000,000        2,029,317

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                       -----------         ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Countrywide Home Loans, Series 2003-R4,
     Class 2A
     6.50% due 01/25/2034 ***                          $   503,482         $    519,110

Countrywide Home Loans, Series 2004-12,
     Class 11A2
     4.3385% due 08/25/2034 (b)                            738,332              748,872

Countrywide Home Loans,
     Series 2005-3, Class 1A2
     3.604% due 04/25/2035 (b)                           1,630,490            1,630,488

Credit Suisse First Boston Mortgage
     Securities Corp.,
     Series 2002-P3A, Class A1
     3.40% due 08/25/2033 (b)                            3,392,930            3,411,513

Credit Suisse First Boston Mortgage
     Securities Corp., Series 2004-AR8,
     Class 2A1
     4.6561% due 09/25/2034 (b)                            863,752              854,573

Federal Home Loan Mortgage Corp.,
     Series 2002-2489, Class PE
     6.00% due 08/15/2032 ***                            1,600,000            1,675,314

Federal Home Loan Mortgage Corp.,
     Series 2004-2901, Class UB
     5.00% due 03/15/2033 ***                              800,000              812,243

First Nationwide Trust,
     Series 2001-3, Class 1A1
     6.75% due 08/21/2031 ***                              149,638              150,710

GS Mortgage Securities Corp., Series 2003-1,
     Class A2
     4.0144% due 01/25/2032 (b)***                         133,570              134,741

Harborview Mortgage Loan Trust, Series
     2005-2, Class 2A1A
     3.48% due 05/19/2035 (b)***                           295,717              295,717

Homestar Mortgage Acceptance Corp, Series
     2004-4, Class A1
     3.5044% due 01/25/2022 (b)***                         154,710              154,725

Household Mortgage Loan Trust, Series
     2003-HC1, Class A
     3.61% due 02/21/2033 (b)***                            99,028               99,237

Indymac Arm Trust, Series 2001-H2, Class A2
     6.6485% due 01/25/2032 (b)***                          52,368               52,367

Mellon Residential Funding Corp.,
     Series 2000-TBC2, Class A1
     3.46% due 06/15/2030 (b)***                         6,207,596            6,200,433

Nomura Asset Acceptance Corp.,
     Series 2004-R1, Class A2
     7.50% due 03/25/2034 ***                              633,612              671,535

Prime Mortgage Trust,
     Series 2004-CL1, Class 1A2
     3.7144% due 02/25/2034 (b)                          1,625,129            1,627,804

Prime Mortgage Trust,
     Series 2004-CL1, Class 2A2
     3.7144% due 02/25/2019 (b)                            386,793              387,348

Residential Funding Mortage Sec I, Series
     2004-S9, Class 1A23
     5.50% due 12/25/2034 ***                              300,000              297,957

Residential Funding Mortgage Securities I,
     Series 2004-S2, Class A1
     5.25% due 03/25/2034 ***                              351,822              351,568

Structured Adjustable Rate Mortgage Loan
     Trust, Series 2004-8, Class 3A
     5.00% due 07/25/2034 (b)***                           586,232              584,226

Structured Asset Mortgage Investments Inc,
     Series 2005-AR2, Class 2A1
     3.5444% due 05/25/2045 (b)***                         198,736              199,163

Structured Asset Securities Corp., Series
     2004-S1, Class A1
     3.4444% due 12/25/2033 (b)                             15,295               15,296

Structured Asset Securities Corp.,
     Series 2001-21A, Class 1A1
     6.25% due 01/25/2032 (b)***                           258,423              264,311

Structured Asset Securities Corp.,
     Series 2002-1A, Class 4A
     6.1033% due 02/25/2032 (b)***                          96,180               96,474

Structured Asset Securities Corp.,
     Series 2003-NP3, Class A1
     3.8144% due 11/25/2033 (b)                             48,091               48,118

Washington Mutual Mortgage Securities Corp.,
     Series 2002-AR9, Class 1A
     3.7464% due 08/25/2042 (b)                          9,312,981            9,357,457

Washington Mutual Mortgage Securities Corp.,
     Series 2002-S5, Class 1A1
     5.1258% due 10/25/2032 (b)***                         867,003              872,603

Washington Mutual Mortgage Securities Corp.,
     Series 2003-AR1, Class 2A
     5.3797% due 02/25/2033 (b)***                       3,712,019            3,719,342

Washington Mutual Mortgage Securities Corp.,
     Series 2005-AR2, Class 2A1A
     3.435% due 01/25/2045 (b)                             193,666              193,693

Washington Mutual Mortgage Securities Corp.,
     Series 2005-AR6, Class 2A1A
     3.355% due 04/25/2045 (b)                             297,758              297,758

Washington Mutual Mortgage Securities, Series
     2002-AR2, Class A
     3.765% due 02/27/2034 (b)***                          233,887              233,484

Washington Mutuall, Inc., Series 2002-AR6,
     Class A
     3.904% due 06/25/2042 (b)***                          125,509              126,765
                                                       -----------         ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $63,162,597)                                                         $ 62,935,212
                                                                           ------------

ASSET BACKED SECURITIES - 3.85%
AAA Trust, Series 2005-2, Class A1
     3.4144% due 11/26/2035 (b)                          7,540,948            7,540,948

Aames Mortgage Investment Trust, Series
     2005-2, Class 1A1
     3.3944% due 07/25/2035 (b)                            600,000              600,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                       -----------         ------------
ASSET BACKED SECURITIES
(CONTINUED)
Argent Securities Inc, Series 2004-W11, Class
     A2
     3.4944% due 11/25/2034 (b)***                     $    59,895         $     59,897

Bear Stearns Asset Backed Securities, Inc.,
     Series 2004-HE9, Class 1A1
     3.4944% due 04/25/2023 (b)***                          26,679               26,683

Brazos Student Finance Corp.,
     Series 1998-A, Class A2
     4.11% due 06/01/2023 (b)***                         1,426,902            1,439,945

Capital Auto Receivables Asset Trust, Series
     2005-1, Class A1
     3.23% due 06/15/2006 (b)***                           842,600              842,597

Carrington Mortgage Loan Trust, Series
     2005-NC3, Class A1A
     3.24% due 06/25/2035 (b)***                         1,500,000            1,499,683

Centex Home Equity Loan Trust,
     Series 2004-B, Class AV2
     3.4144% due 03/25/2034 (b)                            802,778              802,763

CWABS, Inc., Series 2004-5, Class 4A1
     3.20% due 08/25/2023 (b)***                            88,588               88,588

CWABS, Inc., Series 2004-7, Class 2AV1
     3.4644% due 12/25/2022 (b)                          4,307,950            4,308,390

EMC Mortgage Loan Trust, Series 2001-A Class A
     3.6844% due 05/25/2040 (b)                          3,966,299            3,979,662

Equity One ABS, Inc., Series 2004-2, Class AF1
     3.4244% due 07/25/2034 (b)                          2,706,437            2,706,418

Fremont Home Loan Trust,
     Series 2004-2, Class 2A1
     3.4644% due 07/25/2034 (b)                          1,505,856            1,506,025

Fremont Home Loan Trust,
     Series 2005-A, Class 2A1
     3.4244% due 01/25/2035 (b)                            908,314              908,573

Home Equity Mortgage Trust,
     Series 2004-4, Class A2
     3.4644% due 12/25/2034 (b)                          2,569,755            2,569,965

Indymac Home Equity Loan Asset-Backed Trust,
     Series 2004-A, Class A2
     3.4744% due 07/25/2034 (b)***                          99,136               99,151

Irwin Low Balance Home Loan Trust,
     Series 2000-LB1, Class A
     3.6894% due 06/25/2021 (b)                            224,617              224,972

Long Beach Mortgage Loan Trust, Series
     2004-A, Class A
     3.4644% due 02/25/2024 (b)                             25,790               25,793

Morgan Stanley ABS Capital I, Inc.,
     Series 2004-HE9, Class A3A
     3.4644% due 11/25/2034 (b)                            175,753              175,776

Nelnet Student Loan Trust,
     Series 2004-4, Class A1
     3.1506% due 04/25/2011 (b)***                       1,150,664            1,150,484

Quest Trust, Series 2004-X2, Class A1
     3.8744% due 06/25/2034 (b)***                          93,538               93,801

Residential Asset Mortgage Products, Inc.,
     Series 2004-RS9, Class AII1
     3.474% due 09/25/2013 (b)                             216,240              216,284

Residential Asset Securities Corp.,
     Series 2001-KS3, Class AII
     3.5444% due 09/25/2031 (b)                             57,035               57,272

Residential Asset Securities Corp.,
     Series 2004-KS6, Class A2B1
     3.4444% due 11/25/2024 (b)                             75,232               75,235

Sears Credit Account Master Trust,
     Series 2002-4, Class A
     3.35% due 08/18/2009 (b)***                        14,200,000           14,201,808

Sears Credit Account Master Trust,
     Series 2002-5, Class A
     3.60% due 11/17/2009 (b)***                        13,300,000           13,319,552

Wells Fargo Home Equity Asset,
     Series 2004-2, Class A31
     3.474% due 06/25/2019 (b)                             774,931              775,075

Wells Fargo Home Equity Trust, Series 2004-2,
     Class AI1A
     3.4844% due 02/25/2018 (b)                            142,472              142,503

Countrywide Asset-Backed Certificates, Series
     2003-5, Class 2AV1
     3.6244% due 03/25/2034 (b)                            123,027              123,032

Countrywide Asset-Backed Certificates, Series
     2004-11, Class A1
     3.5044% due 09/25/2021 (b)                             61,412               61,428

Countrywide Asset-Backed Certificates, Series
     2004-6, Class 2A1
     3.5044% due 10/25/2021 (b)***                          49,050               49,059
                                                       -----------         ------------
TOTAL ASSET BACKED SECURITIES
(Cost $59,689,284)                                                         $ 59,671,362
                                                                           ------------

OPTIONS - 0.00%

CALL OPTIONS - 0.00%
Over The Counter European Style Call
     Expiration 06/02/2006 at $4.50 *                    1,000,000               15,666

PUT OPTIONS - 0.00%
Chicago Mercentile Exchange American Purchase
   Put on Eurodollar
     Expiration 09/19/2005 at $94.50 *                   1,300,000                3,250
     Expiration 09/19/2005 at $95.375 *                    542,500                1,356
                                                                           ------------
                                                                                  4,606
                                                                           ------------
TOTAL OPTIONS (Cost $36,741)                                               $     20,272
                                                                           ------------

SHORT TERM INVESTMENTS - 20.69%
Bank of Ireland
     3.01% due 07/05/2005 ***                          $42,600,000         $ 42,585,753
     3.19% due 08/23/2005 ***                            2,900,000            2,886,380

Barclays U.S. Funding LLC
     2.195% due 08/24/2005 ***                          41,400,000           41,201,590

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                VALUE
                                                       ------------        ---------------
SHORT TERM INVESTMENTS (CONTINUED)
Carolina Power & Light Corp.
     3.67% due 10/11/2005 ***                          $    600,000        $       593,862

CBA (Delaware) Finance, Inc.
     3.02% due 07/08/2005 ***                               300,000                299,826

Dexia Delaware LLC
     3.00% due 07/05/2005 ***                               300,000                299,901

DNB NORBank ASA
     2.98% due 07/14/2005 ***                             1,600,000              1,598,301

Federal National Mortgage Association
     Discount Notes
     zero coupon due 09/07/2005 to
         09/14/2005 ***                                  45,400,000             45,094,135

Ford Motor Credit Company
     3.40% due 08/26/2005                                 1,200,000              1,193,662

HBOS Treasury Services PLC
     3.10% due 07/28/2005 ***                               700,000                698,391

National Australia Funding-Delaware
     3.03% due 07/01/2005 ***                            18,700,000             18,700,000

Rabobank USA Financial Corp.
     3.03% due 07/20/2005 ***                            40,000,000             39,936,033
     3.16% due 08/08/2005 ***                             6,100,000              6,079,653

Skandinaviska Enskilda Banken
     3.03% due 07/13/2005 ***                               400,000                399,596
     3.31% due 09/15/2005 ***                            25,500,000             25,321,812

State Street Navigator Securities Lending
     Prime Portfolio (c)                                  1,652,000              1,652,000

Total Fina Elf Capital
     3.105% due 07/11/2005 ***                           42,100,000             42,063,689

UBS Finance Delaware, Inc.
     2.975% due 07/14/2005 ***                           42,500,000             42,454,342
     3.105% due 07/11/2005 ***                            1,600,000              1,598,620
     3.165% due 08/30/2005 ***                            1,000,000                994,725

United States Treasury Bill
     zero coupon due 09/01/2005 *** ****                  2,555,000              2,541,862
     zero coupon due 09/15/2005 ****                      2,815,000              2,797,224
                                                       ------------        ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $320,988,885)                                                        $   320,991,357
                                                                           ---------------

REPURCHASE AGREEMENTS - 1.66%
Repurchase Agreement with Credit Suisse
     Group dated 06/30/2005 at 2.70% to
     be repurchased at $21,001,575 on
     07/01/2005, collateralized by
     $21,043,000 U.S. Treasury Notes,
     4.00% due 02/15/2014 (valued at
     $21,631,489, including interest) ***              $ 21,000,000        $    21,000,000

Repurchase Agreement with State Street
     Corp. dated 06/30/2005 at 1.40% to
     be repurchased at $4,802,187 on
     07/01/2005, collateralized by
     $3,395,000 U.S. Treasury Bonds,
     8.125% due 08/15/2019 (valued at
     $4,904,142, including
     interest) (c)***                                  $  4,802,000        $     4,802,000
                                                       ------------        ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $25,802,000)                                                         $    25,802,000
                                                                           ---------------

TOTAL INVESTMENTS (TOTAL RETURN TRUST)
     (COST $1,702,675,439) - 110.63%                                       $ 1,715,941,098
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.63)%                              (164,879,659)
                                                                           ---------------
TOTAL NET ASSETS - 100.00%                                                 $ 1,551,061,439
                                                                           ===============

REAL RETURN BOND TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                VALUE
                                                       ------------        ---------------
U.S. TREASURY OBLIGATIONS - 93.46%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 92.90%
     0.875% due 04/15/2010                             $  9,647,408        $     9,409,233
     1.625% due 01/15/2015                               39,201,855             39,059,435
     1.875% due 07/15/2013                                6,774,976              6,919,737
     2.00% due 01/15/2014 to 07/15/2014                 161,282,077            166,167,643
     2.375% due 01/15/2025                               33,109,545             36,243,297
     3.00% due 07/15/2012                                69,692,363             76,547,234
     3.375% due 01/15/2007 to 04/15/2032                 42,720,120             49,534,265
     3.50% due 01/15/2011                                45,689,390             50,638,465
     3.625% due 01/15/2008 to 04/15/2028                 50,746,232             63,821,039
     3.875% due 01/15/2009 to 04/15/2029                 73,625,597             95,313,292
     4.25% due 01/15/2010                                23,690,825             26,659,569
                                                                           ---------------
                                                                               620,313,209

U.S. TREASURY BONDS - 0.20%
     6.625% due 02/15/2027                                1,000,000              1,327,227

U.S. TREASURY NOTES - 0.36%
     4.125% due 05/15/2015                                2,400,000              2,435,062
                                                       ------------        ---------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $625,334,840)                                                        $   624,075,498
                                                                           ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.22%

FEDERAL HOME LOAN BANK - 2.65%
     zero coupon due 09/09/2005 ***                      17,800,000             17,683,713

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 4.78%
     3.235% due 09/07/2006 (b)***                        21,200,000             21,191,944
     3.314% due 09/21/2006 (b)***                        10,700,000             10,693,013
                                                                           ---------------
                                                                                31,884,957

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                VALUE
                                                       ------------        ---------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

SMALL BUSINESS ADMINISTRATION - 0.79%
     4.504% due 02/01/2014 ***                         $  1,895,132        $     1,902,327
     4.88% due 11/01/2024 ***                             3,339,442              3,399,026
                                                                           ---------------
                                                                                 5,301,353
                                                                           ---------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $54,795,456)                                                         $    54,870,023
                                                                           ---------------

FOREIGN GOVERNMENT OBLIGATIONS - 1.72%

BRAZIL - 0.44%
Federative Republic of Brazil
     8.00% due 04/15/2014 (b)***                          2,849,829              2,919,080

CANADA - 0.06%
Government of Canada
     3.00% due 12/01/2036 ***                          CAD  409,204                416,806

FRANCE - 0.12%
Republic of France
     5.75% due 10/25/2032 ***                          EUR  500,000                820,785

GERMANY - 0.18%
Federal Republic of Germany
     6.25% due 01/04/2030 ***                               700,000              1,202,707

RUSSIA - 0.75%
Russian Federation, Series REGS
     5.00% due 03/31/2030 ***                          $  3,400,000              3,795,760
     8.25% due 03/31/2010 ***                             1,100,000              1,199,990
                                                                           ---------------
                                                                                 4,995,750

SPAIN - 0.17%
Kingdom of Spain
     5.75% due 07/30/2032 ***                          EUR  700,000              1,145,888
                                                       ------------        ---------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $11,123,766)                                                         $    11,501,016
                                                                           ---------------

CORPORATE BONDS - 5.42%

AUTOMOBILES - 1.32%
DaimlerChrysler NA Holding Corp.
     3.61% due 03/07/2007 (b)***                       $    700,000                697,775

DaimlerChrysler NA Holding Corp., MTN,
     Series D
     3.859% due 09/10/2007 (b)***                         4,600,000              4,599,825

Toyota Motor Credit Corp., MTN
     3.20% due 09/18/2006 (b)***                          3,500,000              3,499,227
                                                                           ---------------
                                                                                 8,796,827

CRUDE PETROLEUM & NATURAL GAS - 0.19%
Pemex Project Funding Master Trust
     9.25% due 03/30/2018 ***                             1,000,000              1,290,000

ENERGY - 0.06%
Halliburton Company
     4.65% due 10/17/2005 (b)***                            400,000                401,547

FINANCIAL SERVICES - 3.80%
Ford Motor Credit Company
     3.572% due 07/07/2005 (b)***                         2,700,000              2,699,698
     4.389% due 03/21/2007 (b)***                         8,000,000              7,831,144
     6.875% due 02/01/2006 ***                            1,100,000              1,110,994

General Electric Capital Corp., MTN
     3.39% due 03/04/2008 (b)***                          2,100,000              2,100,004

General Motors Acceptance Corp., MTN
     4.145% due 05/18/2006 (b)***                         1,900,000              1,886,491

Goldman Sachs Group, Inc.
     3.778% due 06/28/2010 (b)***                         3,500,000              3,502,989

Goldman Sachs Group, Inc., MTN, Series B
     3.151% due 08/01/2006 (b)***                         2,100,000              2,099,624

Phoenix Quake Wind, Ltd.
     5.57% due 07/03/2008 (b)                             1,500,000              1,542,480

Pylon, Ltd., Class A Catastrophe Bond
     3.616% due 12/29/2008 (b)                         EUR  600,000                739,775

Pylon, Ltd., Class B Catastrophe Bond
     6.016% due 12/29/2008 (b)                            1,000,000              1,255,945

Vita Capital, Ltd., 2003-1
     4.45% due 01/01/2007 (b)                          $    600,000                601,188
                                                                           ---------------
                                                                                25,370,332

INSURANCE - 0.05%
Residential Reinsurance, Ltd., Series 2003
     8.28% due 06/08/2006 (b)                               300,000                300,300
                                                       ------------        ---------------
TOTAL CORPORATE BONDS (Cost $36,201,199)                                   $    36,159,006
                                                                           ---------------

MUNICIPAL BONDS - 0.28%

CALIFORNIA - 0.01%
California County California Tobacco
     Securitization Agency, Tobacco Settlement
     Asset-Backed Bonds (Fresno County Tobacco
     Funding Corp.)
     5.625% due 06/01/2023 ***                               95,000                 95,780

NEW HAMPSHIRE - 0.08%
New Hampshire Municipal Bond Bank, Series B
     5.00% due 08/15/2012 ***                               500,000                552,890

NEW JERSEY - 0.09%
Tobacco Settlement Financing Corp., Tobacco
     Settlement Asset-Backed Bonds
     6.125% due 06/01/2042 ***                              580,000                609,957

RHODE ISLAND - 0.10%
Tobacco Settlement Financing Corp., Tobacco
     Settlement Asset-Backed Bonds, Series A
     6.00% due 06/01/2023 ***                               600,000                630,588
                                                       ------------        ---------------
TOTAL MUNICIPAL BONDS (Cost $1,662,970)                                    $     1,889,215
                                                                           ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.38%
Bank of America Mortgage Securities, Inc.,
     Series 2004-1, Class 5A1
     6.50% due 09/25/2033 ***                               353,763                359,399

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                VALUE
                                                       ------------        ---------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Bear Stearns Adjustable Rate Mortgage Trust,
     Series 2003-8, Class 1A1
     4.247% due 01/25/2034 (b)***                      $  4,492,121        $     4,477,346

Countrywide Home Loan Mortgage Pass Through
     Trust, Series 2005-R2, Class 1AF1
     3.654% due 06/25/2035 (b)***                           800,000                799,999

Countrywide Home Loans,
     Series 2005-3, Class 1A2
     3.604% due 04/25/2035 (b)***                         4,035,000              4,034,993

Federal National Mortgage Association, Series
     2004-63. Class FA
     3.464% due 08/25/2034 (b)***                         1,935,572              1,932,859

Greenpoint Mortgage Funding Trust, Series
     2005-AR1, Class A2
     3.534% due 06/25/2045 (b)***                         2,610,278              2,608,054

Sequoia Mortgage Trust, Series 5, Class A
     3.61% due 10/19/2026 (b)***                            881,867                882,716

Structured Adjustable Rate Mortgage Loan
     Trust, Series 2005-6XS, Class A1
     3.434% due 03/25/2035 (b)***                           767,062                766,443
                                                       ------------        ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,955,026)                                                         $    15,861,809
                                                                           ---------------

ASSET BACKED SECURITIES - 2.50%
Ameriquest Mortgage Securities, Inc.,
     Series 2003-1, Class A2
     3.724% due 02/25/2033 (b)***                            76,127                 76,170

Asset Backed Securities Corp. Home Equity,
     Series 2003-HE1, Class A2
     3.72% due 01/15/2033 (b)***                            249,355                249,987

Carrington Mortgage Loan Trust,
     Series 2005-NC3, Class A1A
     3.24% due 06/25/2035 ***                               200,000                200,000

Carrington Mortgage Loan Trust,
     Series 2005-OTP2, Class A1A
     3.40% due 05/25/2035 ***                             5,743,759              5,743,759

Equity One ABS, Inc., Series 2004-1, Class AV2
     3.614% due 04/25/2034 (b)***                         1,250,365              1,253,897

GSAMP Trust, Series 2004-SEA2, Class A2A
     3.604% due 03/25/2034 (b)***                           561,289                561,278

Quest Trust, Series 2005-X1, Class A1
     3.494% due 03/25/2035 (b)***                           386,960                387,141

Redwood Capital, Ltd., Series 2003-3,
     Class Note
     6.95% due 01/09/2006 (b)                               900,000                899,109

Redwood Capital, Ltd., Series 2003-4,
     Class Note
     5.40% due 01/09/2006 (b)                               900,000                898,794

Residential Asset Mortgage Products Inc,
     Series 2003-RS10, Class AIIB
     3.654% due 11/25/2033 (b)***                         3,896,471              3,896,396

Residential Asset Mortgage Products, Inc,
     Series 2005-RS5, Class AI1
     3.424% due 05/25/2035 (b)                              294,789                294,783

Residential Asset Mortgage Products, Inc.,
     Series 2004-RS9, Class AII1
     3.474% due 09/25/2013 (b)***                         1,880,736              1,881,124

Truman Capital Mortgage Loan Trust,
     Series 2004-1, Class A1
     3.654% due 01/25/2034 (b)***                           199,312                199,468

Wells Fargo Home Equity Asset,
     Series 2004-2, Class A31
     3.474% due 06/25/2019 (b)***                           117,894                117,915
                                                       ------------        ---------------
TOTAL ASSET BACKED SECURITIES
(Cost $16,661,670)                                                         $    16,659,821
                                                                           ---------------

OPTIONS - 0.00%

PUT OPTIONS - 0.00%
Over The Counter European Purchase Put
    Treasury Inflationary Index, 2.375%
     Expiration 09/14/2005 at $82.00 *                   16,500,000                  3,867

Over The Counter European Purchase Put
    Treasury Inflationary Index, 3.00%
     Expiration 08/26/2005 at $81.16 *                   25,000,000                  5,860

Over The Counter European Purchase Put
    Treasury Inflationary Index, 3.375%
     Expiration 07/25/2005 at $112.00 *                  35,000,000                  8,203
                                                                           ---------------
                                                                                    17,930
                                                                           ---------------
TOTAL OPTIONS (Cost $17,929)                                               $        17,930
                                                                           ---------------

SHORT TERM INVESTMENTS - 73.10%
ASB Bank, Ltd.
     3.17% due 08/10/2005 ***                          $  1,000,000        $       996,478

Bank of Ireland
     3.01% due 07/05/2005 ***                             2,900,000              2,899,030
     3.18% due 08/22/2005 ***                            15,900,000             15,826,966

Bankamerica Corp.
     3.01% due 07/06/2005 ***                            14,700,000             14,693,855

Barclays U.S. Funding LLC
     3.195% due 08/24/2005 ***                           17,300,000             17,217,090
     3.215% due 08/26/2005 ***                            1,100,000              1,094,499

Citibank NA
     3.205% due 08/18/2005 ***                           15,400,000             15,400,000

Danske Corp., Series A
     3.085% due 07/28/2005 ***                           17,000,000             16,960,666
     3.11% due 08/05/2005 ***                             1,400,000              1,395,767
     3.25% due 09/07/2005 ***                             1,000,000                993,861

Dexia Delaware LLC
     3.235% due 08/12/2005 ***                           17,800,000             17,732,820

DNB NORBank ASA
     3.26% due 09/06/2005 ***                            17,700,000             17,592,610

Federal Home Loan Bank Discount Notes
     zero coupon due 07/01/2005 ***                      18,300,000             18,300,000

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                VALUE
                                                       ------------        ---------------
SHORT TERM INVESTMENTS (CONTINUED)
Federal Home Loan Mortgage Corp. Discount
     Notes
     zero coupon due 07/12/2005 to
         11/02/2005 ***                                $ 33,200,000        $    32,909,561
     3.02% due 08/09/2005 ***                            16,700,000             16,645,010

Federal National Mortgage Association
     Discount Notes
     zero coupon due 07/01/2005 to
         09/07/2005 ***                                  66,800,000             66,523,511
     3.01% due 08/01/2005 ***                               300,000                299,222

Fortis Funding LLC
     3.09% due 07/27/2005 ***                            16,500,000             16,463,177

General Electric Capital Corp.
     3.09% due 07/25/2005 ***                            15,000,000             14,969,100
     3.15% due 08/01/2005 ***                             2,300,000              2,293,761
     3.27% due 09/07/2005 ***                               100,000                 99,382
     3.29% due 09/09/2005 ***                               100,000                 99,360

Ixis Corp.
     3.08% due 07/19/2005 ***                            13,100,000             13,079,826
     3.16% due 08/02/2005 ***                             1,400,000              1,396,068

KFW International Finance, Inc.
     2.805% due 07/06/2005 ***                           15,300,000             15,294,039

National Australia Funding-Delaware
     3.08% due 07/11/2005 ***                            17,200,000             17,185,284

Rabobank USA Financial Corp.
     3.105% due 08/08/2005 ***                            1,700,000              1,694,428
     3.16% due 08/08/2005 ***                            16,900,000             16,843,629
     3.36% due 07/01/2005 ***                             1,400,000              1,400,000

Royal Bank of Scotland
     3.085% due 07/15/2005 ***                            2,000,000              1,997,601
     3.22% due 08/15/2005 ***                            17,400,000             17,329,965

Skandinaviska Enskilda Banken
     3.03% due 07/13/2005 ***                               300,000                299,697
     3.07% due 07/14/2005 ***                               500,000                499,446
     3.10% due 07/18/2005 ***                               400,000                399,414
     3.17% due 08/18/2005 ***                             2,500,000              2,489,433
     3.28% due 09/07/2005 ***                            15,700,000             15,602,730

Spintab Swedmortgage
     3.25% due 09/08/2005 ***                            17,500,000             17,390,990

Stadshypotek Delaware, Inc.
     3.115% due 07/25/2005 ***                           17,300,000             17,264,074

Total Fina Elf Capital
     3.105% due 07/11/2005 ***                            1,800,000              1,798,448
     3.15% due 08/08/2005 ***                            17,700,000             17,641,147
     3.37% due 07/01/2005 ***                               500,000                500,000

UBS Finance Delaware, Inc.
     2.975% due 07/14/2005 ***                              400,000                399,570
     3.06% due 07/08/2005 ***                               100,000                 99,941
     3.065% due 07/08/2005 to 07/11/2005 ***                500,000                499,625
     3.105% due 07/11/2005 ***                              100,000                 99,914
     3.165% due 08/08/2005 ***                              700,000                697,661

UBS Finance Delaware, Inc. (continued)
     3.185% due 09/06/2005 ***                              500,000                497,036
     3.23% due 09/19/2005 ***                               300,000                297,847
     3.25% due 09/23/2005 ***                             5,900,000              5,855,258
     3.255% due 09/26/2005 ***                           10,600,000             10,516,618
     3.39% due 07/01/2005 ***                             1,000,000              1,000,000

United States Treasury Bill
     zero coupon due 09/15/2005 *** ****                    375,000                372,626

Westpac Trust Securities (NZ), Ltd.
     3.26% due 09/07/2005 ***                               900,000                894,458
     3.33% due 10/03/2005 ***                            15,500,000             15,365,228
                                                       ------------        ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $488,107,341)                                                        $   488,107,727
                                                                           ---------------

REPURCHASE AGREEMENTS - 6.77%
Repurchase Agreement with Credit Suisse
     Group dated 06/30/2005 at 2.70% to
     be repurchased at $40,403,030 on
     07/01/2005, collateralized by
     $41,083,000 U.S. Treasury Notes,
     3.50% due 08/15/2009 (valued at
     $41,695,137, including interest) ***              $ 40,400,000        $    40,400,000

Repurchase Agreement with State Street Corp.
     dated 06/30/2005 at 1.40% to be
     repurchased at $4,829,188 on 07/01/2005,
     collateralized by $3,410,000 U.S.
     Treasury Bonds, 8.125% due 08/15/2019
     (valued at $4,925,810, including
     interest) (c)                                        4,829,000              4,829,000
                                                       ------------        ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $45,229,000)                                                         $    45,229,000
                                                                           ---------------
TOTAL INVESTMENTS (REAL RETURN BOND TRUST)
     (COST $1,295,089,197) - 193.85%                                       $ 1,294,371,045
LIABILITIES IN EXCESS OF OTHER ASSETS - (93.85)%                              (626,640,417)
                                                                           ---------------
TOTAL NET ASSETS - 100.00%                                                 $   667,730,628
                                                                           ===============

CORE BOND TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                VALUE
                                                       ------------        ---------------
U.S. TREASURY OBLIGATIONS - 19.43%

U.S. TREASURY BONDS - 8.12%
     5.375% due 02/15/2031                             $    283,000        $       333,940
     6.00% due 02/15/2026                                 2,692,000              3,316,838
     6.25% due 08/15/2023 to 05/15/2030                   7,626,000              9,681,996
     3.625% due 06/15/2010                                6,149,000              6,122,098
     3.75% due 05/15/2008                                   459,000                460,004
                                                                           ---------------
                                                                                19,914,876

U.S. TREASURY NOTES - 11.31%
     3.625% due 04/30/2007                               14,016,000             14,008,333
     3.50% due 05/31/2007                                 1,491,000              1,486,457

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                VALUE
                                                       ------------        ---------------
U.S. TREASURY OBLIGATIONS
(CONTINUED)

U.S. TREASURY NOTES (CONTINUED)
     3.875% due 05/15/2010                             $    235,000        $       236,340
     4.00% due 02/15/2015                                 4,442,000              4,457,791
     4.125% due 05/15/2015                                7,466,000              7,575,071
                                                                           ---------------
                                                                                27,763,992
                                                                           ---------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $47,066,569)                                                         $    47,678,868
                                                                           ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 27.80%

FEDERAL HOME LOAN MORTGAGE CORP. - 13.24%
     3.75% due 11/15/2006                                   295,000                294,806
     5.00% due 07/15/2014 to 06/01/2020                   5,972,743              6,148,896
     5.50% due 01/01/2018 to 06/01/2025                  15,187,513             15,525,758
     6.00% due 11/01/2033 to 06/01/2035                   3,008,978              3,087,288
     6.625% due 09/15/2009                                6,758,000              7,440,362
                                                                           ---------------
                                                                                32,497,110

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 14.56%
     2.875% due 04/26/2007                                7,225,000              7,106,308
     4.89% due 04/01/2012                                 1,204,000              1,232,652
     4.90% due 06/01/2015                                   690,000                711,185
     5.00% due 02/01/2018                                 1,209,925              1,224,907
     5.00% TBA **                                           182,000                183,991
     5.005% due 05/01/2015                                  203,804                211,578
     5.03% due 05/01/2015                                   167,000                173,563
     5.50% TBA **                                         8,238,000              8,348,702
     5.67% due 03/01/2009                                   849,677                882,437
     6.00% due 05/15/2011 to 09/01/2034                   3,648,526              3,872,977
     6.125% due 03/15/2012                                1,935,000              2,163,963
     5.50% due 12/01/2099                                 2,051,000              2,102,275
     5.50% TBA **                                         5,525,000              5,590,610
     6.00% TBA **                                         1,877,000              1,922,164
                                                                           ---------------
                                                                                35,727,312
                                                                           ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $67,966,554)                                                         $    68,224,422
                                                                           ---------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.15%

MEXICO - 0.15%
Government of Mexico
     6.375% due 01/16/2013                                  195,000                209,333
     6.75% due 09/27/2034                                   155,000                164,300
                                                                           ---------------
                                                                                   373,633

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $358,556)                                                            $       373,633
                                                                           ---------------
CORPORATE BONDS - 16.31%

AEROSPACE - 0.68%
Boeing Company
     5.125% due 02/15/2013                                  600,000                627,910

Lockheed Martin Corp.
     8.50% due 12/01/2029                                   380,000                548,787

Raytheon Company
     5.50% due 11/15/2012                                    95,000                 99,951

United Technologies Corp.
     4.875% due 05/01/2015                                  225,000                230,157
     5.40% due 05/01/2035                                   150,000                157,597
                                                                           ---------------
                                                                                 1,664,402

ALUMINUM - 0.06%
Alcan, Inc.
     5.75% due 06/01/2035                                   155,000                157,666

AUTOMOBILES - 0.08%
DaimlerChrysler NA Holding Corp.
     8.50% due 01/18/2031                                   160,000                202,704

BANKING - 0.88%
BAC Capital Trust VI
     5.625% due 03/08/2035                                  435,000                459,247

PNC Funding Corp.
     5.25% due 11/15/2015                                   455,000                471,672

Wachovia Bank NA, Series BKNT
     4.875% due 02/01/2015                                  690,000                702,077

Zions Bancorporation
     6.00% due 09/15/2015                                   490,000                534,275
                                                                           ---------------
                                                                                 2,167,271

CABLE AND TELEVISION - 0.28%
Comcast Corp.
     5.50% due 03/15/2011                                   225,000                234,749
     5.85% due 01/15/2010                                   240,000                253,812

Cox Communications, Inc.
     7.125% due 10/01/2012                                  180,000                201,856
                                                                           ---------------
                                                                                   690,417

CELLULAR COMMUNICATIONS - 0.28%
America Movil SA de CV
     6.375% due 03/01/2035                                  215,000                209,808

AT&T Broadband Corp.
     8.375% due 03/15/2013                                  385,000                469,450
                                                                           ---------------
                                                                                   679,258

CHEMICALS - 0.13%
Albemarle Corp.
     5.10% due 02/01/2015                                   105,000                104,995

Lubrizol Corp.
     5.50% due 10/01/2014                                   215,000                221,733
                                                                           ---------------
                                                                                   326,728

DOMESTIC OIL - 0.21%
Amerada Hess Corp.
     7.125% due 03/15/2033                                  220,000                260,944

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                VALUE
                                                       ------------        ---------------
CORPORATE BONDS (CONTINUED)

DOMESTIC OIL (CONTINUED)
ConocoPhillips
     5.90% due 10/15/2032                              $    225,000        $       252,773
                                                                           ---------------
                                                                                   513,717

DRUGS & HEALTH CARE - 0.08%
Wyeth
     5.50% due 02/01/2014                                   190,000                200,202

ELECTRICAL EQUIPMENT - 0.14%
Exelon Generation Company LLC
     5.35% due 01/15/2014                                   325,000                337,059

ELECTRICAL UTILITIES - 1.60%
American Electric Power Company, Inc., Series
     C
     5.375% due 03/15/2010                                  650,000                674,549

Dominion Resources, Inc.
     5.00% due 03/15/2013                                   215,000                216,568

Duke Energy Corp.
     6.25% due 01/15/2012                                   235,000                256,447

Empresa Nacional De Electricidad SA/Chile
     8.35% due 08/01/2013                                    95,000                110,336
     8.625% due 08/01/2015                                  210,000                250,952

Kansas Gas & Electric
     5.647% due 03/29/2021                                  365,000                370,453

Pacific Gas & Electric Company
     6.05% due 03/01/2034                                   210,000                231,439

Pepco Holdings, Inc.
     6.45% due 08/15/2012                                   215,000                234,598

Progress Energy, Inc.
     6.85% due 04/15/2012                                   255,000                283,287
     7.75% due 03/01/2031                                   215,000                268,257

PSEG Power LLC
     8.625% due 04/15/2031                                  160,000                220,899

Public Service Company of Colorado
     7.875% due 10/01/2012                                  355,000                429,141

Southern California Edison Company
     6.00% due 01/15/2034                                   335,000                375,208
                                                                           ---------------
                                                                                 3,922,134

ENERGY - 0.23%
Enterprise Products Operating LP
     4.95% due 06/01/2010                                   350,000                351,647

FirstEnergy Corp.
     7.375% due 11/15/2031                                  165,000                201,692
                                                                           ---------------
                                                                                   553,339

FINANCIAL SERVICES - 5.54%
American General Finance Corp.
     3.875% due 10/01/2009                                  525,000                512,767

Capital One Financial Corp.
     5.50% due 06/01/2015                                   275,000                281,336
     8.75% due 02/01/2007                                   563,000                601,125

CIT Group Company of Canada
     4.65% due 07/01/2010                                   455,000                457,571

FINANCIAL SERVICES (CONTINUED)
Citigroup, Inc.
     5.00% due 09/15/2014                                   500,000                511,473
     6.50% due 01/18/2011                                   525,000                579,650

Countrywide Financial Corp., Series MTNA
     4.50% due 06/15/2010                                   435,000                434,462

Ford Motor Credit Company
     5.70% due 01/15/2010                                 1,125,000              1,037,634
     7.00% due 10/01/2013                                   400,000                383,792

General Electric Capital Corp.
     4.875% due 03/04/2015                                  875,000                897,426

General Electric Capital Corp., Series MTNA
     3.75% due 12/15/2009                                   195,000                191,500

HSBC Finance Corp.
     4.75% due 04/15/2010                                   325,000                329,613
     5.875% due 02/01/2009                                1,275,000              1,338,371

iStar Financial, Inc.
     5.375% due 04/15/2010                                  360,000                364,194

JP Morgan Chase & Company
     5.125% due 09/15/2014                                  150,000                153,443
     6.75% due 02/01/2011                                 1,025,000              1,133,548

JP Morgan Chase Capital XV
     5.875% due 03/15/2035                                  215,000                220,679

Lazard Group LLC, Series 144A
     7.125% due 05/15/2015                                  555,000                559,849

MBNA Corp.
     6.125% due 03/01/2013                                  255,000                277,879

Merrill Lynch & Company, Inc., Series MTNC
     4.25% due 02/08/2010                                   780,000                778,064

Morgan Stanley
     4.75% due 04/01/2014                                   740,000                729,025

The Goldman Sachs Capital I
     6.345% due 02/15/2034                                  245,000                265,460

The Goldman Sachs Group, Inc.
     5.125% due 01/15/2015                                  310,000                315,751

Washington Mutual Bank FA
     5.125% due 01/15/2015                                  310,000                314,886

Washington Mutual, Inc.
     4.00% due 01/15/2009                                   945,000                935,532
                                                                           ---------------
                                                                                13,605,030

FOOD & BEVERAGES - 0.22%
Kraft Foods, Inc.
     5.625% due 11/01/2011                                  235,000                249,293
     6.50% due 11/01/2031                                   245,000                288,005
                                                                           ---------------
                                                                                   537,298

FOREST PRODUCTS - 0.05%
Weyerhaeuser Company
     7.375% due 03/15/2032                                  105,000                123,813

GAS & PIPELINE UTILITIES - 0.34%
Duke Capital LLC
     7.50% due 10/01/2009                                   450,000                500,433

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                VALUE
                                                       ------------        ---------------
CORPORATE BONDS (CONTINUED)

GAS & PIPELINE UTILITIES (CONTINUED)
Kinder Morgan Energy Partners LP
     5.125% due 11/15/2014                             $    215,000        $       217,456
     5.80% due 03/15/2035                                   120,000                120,838
                                                                           ---------------
                                                                                   838,727

GOLD - 0.11%
Newmont Mining Corp.
     5.875% due 04/01/2035                                  255,000                259,848

HEALTHCARE SERVICES - 0.09%
Nationwide Health Properties, Inc.
     6.00% due 05/20/2015                                   210,000                212,179

INSURANCE - 0.82%
American International Group, Inc.
     4.25 due 05/15/2013                                    740,000                717,708

Genworth Financial, Inc.
     5.75% due 06/15/2014                                   120,000                128,694

Hartford Life, Inc.
     7.65% due 06/15/2027                                   115,000                149,111

Metlife, Inc.
     5.70% due 06/15/2035                                   390,000                402,041

Prudential Financial, Inc., Series MTNC
     4.75% due 06/13/2015                                   325,000                325,319

Willis Group North America, Inc.
     5.625% due 07/15/2015                                  290,000                291,865
                                                                           ---------------
                                                                                 2,014,738

INTERNATIONAL OIL - 0.17%
Pemex Project Funding Master Trust
     7.375% due 12/15/2014                                  370,000                414,955

LEISURE TIME - 0.22%
AOL Time Warner, Inc.
     7.70% due 05/01/2032                                   245,000                309,931

Time Warner Entertainment Company, LP
     8.375% due 07/15/2033                                  170,000                225,624
                                                                           ---------------
                                                                                   535,555

MANUFACTURING - 0.12%
Tyco International Group SA
     6.375% due 10/15/2011                                  265,000                291,051

PAPER - 0.06%
International Paper Company
     6.75% due 09/01/2011                                   145,000                158,057

PETROLEUM SERVICES - 0.39%
Alberta Energy Company, Ltd.
     7.375% due 11/01/2031                                  370,000                465,909

Valero Energy Corp.
     7.50% due 04/15/2032                                   100,000                123,432

XTO Energy, Inc.
     4.90% due 02/01/2014                                   375,000                373,173
                                                                           ---------------
                                                                                   962,514

RAILROADS & EQUIPMENT - 0.29%
Canadian National Railway Company
     6.90% due 07/15/2028                                   100,000                122,990
     7.375% due 10/15/2031                                  440,000                578,604
                                                                           ---------------
                                                                                   701,594

REAL ESTATE - 0.40%
EOP Operating LP
     4.65% due 10/01/2010                                   675,000                673,394

Simon Property Group LP
     5.625% due 08/15/2014                                  150,000                156,435

Simon Property Group LP, REIT
     5.10% due 06/15/2015                                   155,000                154,917
                                                                           ---------------
                                                                                   984,746

RETAIL GROCERY - 0.29%
Albertson's, Inc.
     8.00% due 05/01/2031                                   105,000                127,298

Delhaize America, Inc.
     9.00% due 04/15/2031                                   405,000                505,634

The Kroger Company
     7.50% due 04/01/2031                                    75,000                 90,320
                                                                           ---------------
                                                                                   723,252

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.00%
France Telecom SA
     8.50% due 03/01/2011                                   465,000                539,620

SBC Communications, Inc.
     6.45% due 06/15/2034                                   200,000                224,864

Telecom Italia Capital SA
     5.25% due 11/15/2013                                   810,000                822,316

Verizon Global Funding Corp.
     6.875% due 06/15/2012                                  760,000                862,498
                                                                           ---------------
                                                                                 2,449,298

TELEPHONE - 1.41%
AT&T Corp.
     9.75% due 11/15/2031 (b)                               380,000                494,475

BellSouth Corp.
     5.20% due 09/15/2014                                   520,000                535,899

British Telecommunications PLC
     8.875% due 12/15/2030                                  315,000                444,671

France Telecom SA
     7.20% due 03/01/2006                                   600,000                613,144

Sprint Capital Corp.
     6.00% due 01/15/2007                                   695,000                712,198
     8.75% due 03/15/2032                                   275,000                382,556

Telefonos de Mexico SA de CV
     5.50% due 01/27/2015                                   270,000                268,012
                                                                           ---------------
                                                                                 3,450,955

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                VALUE
                                                       ------------        ---------------
CORPORATE BONDS (CONTINUED)

TRANSPORTATION - 0.14%
Norfolk Southern Corp.
     7.05% due 05/01/2037                              $    270,000        $       336,409
                                                       ------------        ---------------
TOTAL CORPORATE BONDS (Cost $39,465,776)                                   $    40,014,916
                                                                           ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 31.92%
Federal Home Loan Mortgage Corp., Series
     2003-2702, Class AD
     4.50% due 08/15/2032                                   597,000                586,875

Federal Home Loan Mortgage Corp., Series
     2004-2727, Class PW
     3.57% due 06/15/2029                                 2,139,302              2,110,690

Federal Home Loan Mortgage Corp., Series
     2004-2825, Class VQ
     5.50% due 07/15/2026                                   790,000                820,403

Federal Home Loan Mortgage Corp., Series
     2004-2833, Class JD
     5.50% due 09/15/2029                                 4,529,000              4,646,725

Federal Home Loan Mortgage Corp., Series
     2005-2950, Class LG
     5.50% due 10/15/2033                                 3,730,000              3,827,647

Federal Home Loan Mortgage Corp., Series
     2005-2957, Class KG
     5.50% due 11/15/2033                                   415,000                425,895

Federal Home Loan Mortgage Corp., Series
     2005-2957, Class KJ
     4.50% due 10/15/2024                                 1,500,789              1,504,437

Federal Home Loan Mortgage Corp., Series
     2005-2957, Class KN
     5.50% due 06/15/2030                                   444,000                453,733

Federal Home Loan Mortgage Corp., Series
     2005-2958, Class MD
     5.50% due 01/15/2031                                 1,091,000              1,114,335

Federal Home Loan Mortgage Corp., Series
     2005-2960, Class EH
     4.50% due 05/15/2024                                   944,011                947,712

Federal Home Loan Mortgage Corp., Series
     2005-2961, Class PW
     5.50% due 10/15/2030                                   369,000                377,102

Federal Home Loan Mortgage Corp., Series
     2005-2962, Class XK
     4.50% due 11/15/2023                                   639,521                641,976

Federal Home Loan Mortgage Corp., Series
     2005-2963, Class WL
     4.50% due 07/15/2025                                 2,547,842              2,554,167

Federal Home Loan Mortgage Corp., Series
     2005-2965, Class GB
     4.50% due 11/15/2014                                 8,101,000              8,143,448

Federal Home Loan Mortgage Corp., Series
     2005-2966, Class XC
     5.50% due 01/15/2031                                   535,000                549,639

Federal Home Loan Mortgage Corp., Series
     2005-2966, Class XD
     5.50% due 09/15/2033                                   708,000                728,639

Federal Home Loan Mortgage Corp., Series
     2005-2968, Class PD
     5.50% due 01/15/2031                                   617,000                630,543

Federal Home Loan Mortgage Corp., Series
     2005-2968, Class PK
     5.50% due 05/15/2025                                 3,559,233              3,635,683

Federal Home Loan Mortgage Corp., Series
     2005-2971, Class KC
     5.50% due 10/15/2027                                   699,000                714,896

Federal Home Loan Mortgage Corp., Series
     2005-2971, Class KR
     5.50% due 08/15/2031                                   989,000              1,010,735

Federal Home Loan Mortgage Corp., Series
     2005-2971, Class PE
     4.50% due 03/15/2026                                   768,701                767,737

Federal Home Loan Mortgage Corp., Series
     2005-2972, Class UD
     5.50% due 08/15/2034                                   621,000                638,263

Federal Home Loan Mortgage Corp., Series
     2005-2975, Class OL
     4.50% due 06/15/2026                                 3,204,557              3,201,382

Federal Home Loan Mortgage Corp., Series
     2005-2975, Class PJ
     5.50% due 02/15/2029                                   857,000                879,296

Federal Home Loan Mortgage Corp., Series
     2005-2978, Class JC
     5.50% due 11/15/2028                                   572,000                587,940

Federal Home Loan Mortgage Corp., Series
     2005-2981, Class TB
     5.50% due 08/15/2028                                   253,000                260,121

Federal Home Loan Mortgage Corp., Series
     2005-2983, Class PB
     5.50% due 07/15/2029                                   396,000                405,382

Federal National Mortgage Association, Series
     2003-63, Class QP
     3.50% due 10/25/2031                                 1,920,898              1,848,812

Federal National Mortgage Association, Series
     2003-71, Class YA
     4.10% due 09/25/2031                                 2,616,880              2,561,864

Federal National Mortgage Association, Series
     2003-76, Class DE
     4.00% due 09/25/2031                                 2,733,879              2,667,697

Federal National Mortgage Association, Series
     2005-25, Class PD
     5.50% due 11/25/2030                                   728,000                742,855

Federal National Mortgage Association, Series
     2005-36, Class CA
     5.50% due 10/25/2026                                 1,627,368              1,659,013

Federal National Mortgage Association, Series
     2005-45, Class BA
     4.50% due 11/25/2014                                 3,114,000              3,125,178

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                VALUE
                                                       ------------        ---------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Federal National Mortgage Association, Series
     2005-51, Class KC
     4.50% due 01/25/2025                              $  4,275,669        $     4,277,027

Federal National Mortgage Association, Series
     2005-51, Class NC
     5.50% due 12/25/2030                                 2,022,000              2,063,368

Federal National Mortgage Association, Series
     2005-51, Class ND
     5.50% due 11/25/2033                                 3,219,000              3,300,759

Banc of America Commercial Mortgage, Inc.,
     Series 2005-2, Class AAB
     4.742% due 07/10/2043                                  240,000                241,213

Bear Stearns Commercial Mortgage Securities,
     Inc., Series 2005-PWR8, Class AAB
     4.581% due 06/11/2041                                1,183,000              1,189,002

Citigroup Commercial Mortgage Trust, Series
     2005-C3, Class ASB
     4.755% due 05/15/2043                                   549,000               551,739

Countrywide Alternative Loan Trust, Series
     2005-J4, Class 2A1B
     3.4344% due 07/25/2035 (b)                              705,243               705,243

First Union National Bank Commercial
     Mortgage, Series 2000-C2, Class A2
     7.202% due 10/15/2032                                   1,050,000           1,183,499

GE Capital Commercial Mortgage Corp., Series
     2003-C2, Class A4
     5.145% due 07/10/2037                                   550,000               573,438

GMAC Commercial Mortgage Securities Inc,
     Series 2005-C1, Class A2
     4.471% due 05/10/2043                                   575,000               578,225

GMAC Commercial Mortgage Securities, Inc.,
     Series 2002-C2, Class A3
     5.713% due 10/15/2038                                   700,000               750,762

GMAC Commercial Mortgage Securities, Inc.,
     Series 2004-C1, Class A1
     3.118% due 03/10/2038                                   664,456               651,767

GS Mortgage Securities Corp II, Series
     1998-GLII, Class A2
     6.562% due 04/13/2031                                   720,000               761,487

GS Mortgage Securities Corp II, Series
     2005-GG4, Class AABA
     4.68% due 07/10/2039                                    436,000               441,282

Impac CMB Trust, Series 2005-5, Class A1
     3.65% due 08/25/2035 (b)                                555,000               555,000

LB Commercial Conduit Mortgage Trust, Series
     1999-C2, Class A1
     7.105% due 10/15/2032                                   187,095               193,056

LB-UBS Commercial Mortgage Trust, Series
     2003-C5, Class A4
     4.685% due 07/15/2032 (b)                               347,000               351,754

LB-UBS Commercial Mortgage Trust, Series
     2003-C7, Class A4
     4.931% due 09/15/2035 (b)                               567,000               583,823

LB-UBS Commercial Mortgage Trust, Series
     2005-C3, Class A2
     4.553% due 07/15/2030                                   730,000               733,648

Merrill Lynch Mortgage Trust, Series
     2005-MCP1, Class A4
     4.747% due 06/12/2043 (b)                               225,000               226,224

Merrill Lynch Mortgage Trust, Series
     2005-MCP1, Class ASB
     4.674% due 06/12/2043 (b)                               449,000               451,451

Morgan Stanley Capital I, Series 2004-HQ4,
     Class A2
     3.92% due 04/14/2040                                    550,000               546,529

PNC Mortgage Acceptance Corp., Series
     2000-C2, Class A2
     7.30% due 10/12/2033                                    800,000               896,222

Wachovia Bank Commercial Mortgage Trust,
     Series 2003-C6, Class A4
     5.125% due 08/15/2035                                   375,000               390,369

Wachovia Bank Commercial Mortgage Trust,
     Series 2003-C8, Class A3
     4.445% due 11/15/2035                                   360,000               360,696

Wachovia Bank Commercial Mortgage Trust,
     Series 2005-C18, Class APB
     4.807% due 04/15/2042                                   417,000               424,959

Wachovia Bank Commercial Mortgage Trust,
     Series 2005-C19, Class APB
     4.621% due 05/15/2044                                   583,000               585,897
                                                                           ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $78,090,536)                                                         $    78,339,259
                                                                           ---------------

ASSET BACKED SECURITIES - 7.31%
American Express Credit Account Master Trust,
     Series 2004-3, Class A
     4.35% due 12/15/2011                                    775,000               782,380

Atlantic City Electric Transition Funding
     LLC, Series 2003-1, Class A1
     2.89% due 07/20/2011                                    921,648               899,474

Capital Auto Receivables Asset Trust, Series
     2004-1, Class A3
     2.00% due 11/15/2007                                    500,000               492,971

Capital One Master Trust, Series 2001-3A,
     Class A
     5.45% due 03/16/2009                                  1,170,000             1,185,816

Chase Manhattan Auto Owner Trust, Series
     2003-A, Class A4
     2.06% due 12/15/2009                                    340,000               330,952

Citibank Credit Card Issuance Trust, Series
     2000-A1, Class A1
     6.90% due 10/15/2007                                    555,000               560,079

Citibank Credit Card Issuance Trust, Series
     2000-A3, Class A3
     6.875% due 11/16/2009                                   557,000               593,474

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                VALUE
                                                       ------------        ---------------
ASSET BACKED SECURITIES
(CONTINUED)
Citibank Credit Card Issuance Trust, Series
     2001-A6, Class A6
     5.65% due 06/16/2008                              $    995,000        $     1,010,881

Citibank Credit Card Issuance Trust, Series
     2003-A2, Class A2
     2.70% due 01/15/2008                                   922,000                916,728

Citibank Credit Card Issuance Trust, Series
     2003-A3, Class A3
     3.10% due 03/10/2010                                   430,000                419,947

Citibank Credit Card Issuance Trust, Series
     2003-A6, Class A6
     2.90% due 05/17/2010                                 1,029,000                997,646

Citibank Credit Card Issuance Trust, Series
     2004-A1, Class A1
     2.55% due 01/20/2009                                 1,119,000              1,095,478

Daimler Chrysler Auto Trust, Series 2005-B,
     Class A2
     3.75% due 12/08/2007                                 1,400,000              1,398,824

Detroit Edison Securitization Funding LLC,
     Series 2001-1, Class A4
     6.19% due 03/01/2013                                   438,000                474,366

Ford Credit Auto Owner Trust, Series 2005-A,
     Class A2
     3.08% due 07/15/2007                                   960,828                958,345

Ford Credit Auto Owner Trust, Series 2005-B,
     Class A3
     4.17% due 01/15/2009                                   646,000                647,544

Hyundai Auto Receivables Trust, Series
     2005-A, Class A4
     4.18% due 02/15/2012                                   533,000                532,927

MBNA Credit Card Master Note Trust, Series
     2005-A3, Class A3
     4.10% due 10/15/2012                                   539,000                539,647

MBNA Credit Card Master Note Trust,
     Series 2001-A1, Class A
     5.75% due 10/15/2008                                   800,000                812,739

Nissan Auto Receivables Owner Trust, Series
     2005-B, Class A2
     3.75% due 09/17/2007                                   297,000                296,727

Novastar Home Equity Loan, Series 2005-2,
     Class A2B
     3.4644% due 10/25/2035 (b)                             675,000                674,987

Peco Energy Transition Trust, Series 1999-A,
     Class A6
     6.05% due 03/01/2009                                   415,000                423,499

SLM Student Loan Trust, Series 2003-4, Class
     A5B
     3.39% due 03/15/2033                                   450,000                436,657

SLM Student Loan Trust, Series 2004-1, Class
     A2
     3.3006% due 07/25/2018 (b)                             546,000                548,155

Structured Asset Investment Loan Trust,
     Series 2005-5, Class A2
     3.4044% due 06/25/2035 (b)                             659,384                659,372

Whole Auto Loan Trust, Series 2004-1, Class A4
     3.26% due 03/15/2011                                   242,000                237,932
                                                       ------------        ---------------
TOTAL ASSET BACKED SECURITIES
(Cost $17,937,759)                                                         $    17,927,547
                                                                           ---------------

SHORT TERM INVESTMENTS - 8.25%
State Street Euro Dollar Time Deposit
     1.40% due 07/01/2005 (c)                          $ 20,238,000        $    20,238,000
                                                       ------------        ---------------
TOTAL SHORT TERM INVESTMENTS
(Cost $20,238,000)                                                         $    20,238,000
                                                                           ---------------
TOTAL INVESTMENTS (CORE BOND TRUST)
     (COST $271,123,750) - 111.17%                                         $   272,796,645
LIABILITIES IN EXCESS OF OTHER ASSETS - (11.17)%                               (27,415,518)
                                                                           ---------------
TOTAL NET ASSETS - 100.00%                                                 $   245,381,127
                                                                           ===============

ACTIVE BOND TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                VALUE
                                                       ------------        ---------------
PREFERRED STOCKS - 0.11%

BUILDING MATERIALS & CONSTRUCTION - 0.00%
Glasstech, Inc. *                                                 1        $         1,000

ELECTRONICS - 0.07%
TNP Enterprises, Inc., Series D *                               948              1,073,610

FINANCIAL SERVICES - 0.04%
Federal National Mortgage Association *                      13,000                721,094

FOOD & BEVERAGES - 0.00%
R.A.B. Holdings, Inc. *                                          16                  4,591
R.A.B. Holdings, Inc. *                                           7                  2,009
                                                                           ---------------
                                                                                     6,600
                                                                           ---------------
TOTAL PREFERRED STOCKS (Cost $1,907,843)                                   $     1,802,304
                                                                           ---------------

WARRANTS - 0.00%

LEISURE TIME - 0.00%
Sunterra Corp.
     (Expiration date 07/26/2007; strike
     price $20.00) *                                            152                    228
                                                       ------------        ---------------
TOTAL WARRANTS (Cost $0)                                                   $           228
                                                                           ---------------

U.S. TREASURY OBLIGATIONS - 15.28%

TREASURY INFLATION PROTECTED
SECURITIES (D) - 0.71%
     2.00% due 07/15/2014 (a)                          $  4,261,829              4,391,516
     3.375% due 04/15/2032 (a)                            3,506,720              4,770,374
     3.875% due 04/15/2029 (a)                            2,035,139              2,860,324
                                                                           ---------------
                                                                                12,022,214

U.S. TREASURY BONDS - 5.18%
     5.25% due 02/15/2029                                22,310,000             25,516,193

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT                VALUE
                                                       ------------        ---------------
U.S. TREASURY OBLIGATIONS
(CONTINUED)

U.S. TREASURY BONDS (CONTINUED)
     5.25% due 11/15/2028 (a)                          $  7,605,000        $     8,686,036
     5.375% due 02/15/2031 (a)***                        19,906,000             23,489,080
     6.25% due 08/15/2023 (a)***                         11,485,000             14,312,733
     6.50% due 11/15/2026                                 3,509,000              4,587,333
     7.875% due 02/15/2021                                5,900,000              8,351,497
     8.75% due 08/15/2020 (a)                             2,045,000              3,077,087
                                                                           ---------------
                                                                                88,019,959

U.S. TREASURY NOTES - 9.39%
     1.625% due 02/28/2006                               28,589,000             28,250,621
     2.625% due 05/15/2008                                2,500,000              2,429,395
     3.00% due 02/15/2009 (a)                             2,546,000              2,486,528
     3.25% due 08/15/2007                                29,780,000             29,539,199
     3.625% due 07/15/2009 (a)                           12,681,000             12,638,899
     3.875% due 02/15/2013 (a)                           15,425,000             15,443,680
     4.00% due 02/15/2014                                 3,500,000              3,521,056
     4.00% due 03/15/2010 to 04/15/2010 (a)              17,825,000             18,019,870
     4.00% due 02/15/2015 (a)***                         11,545,000             11,586,042
     4.125% due 05/15/2015 (a)                           20,783,000             21,086,619
     5.00% due 02/15/2011 (a)                             1,400,000              1,487,445
     5.75% due 08/15/2010 (a)                            12,100,000             13,224,453
                                                                           ---------------
                                                                               159,713,807
                                                                           ---------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $253,303,168)                                                        $   259,755,980
                                                                           ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.63%

FEDERAL HOME LOAN BANK - 2.08%
     2.50% due 04/11/2006                                 6,890,000              6,824,717
     3.75% due 08/15/2007 (a)                             3,880,000              3,870,083
     4.25% due 03/24/2008 to 05/16/2008                   3,950,000              3,942,449
     4.50% due 04/11/2008                                   965,000                967,630
     4.60% due 04/11/2008                                 4,475,000              4,500,413
     5.00% due 05/03/2010                                 1,500,000              1,509,309
     5.80% due 09/02/2008                                 7,000,000              7,393,008
     2.50% due 12/15/2005                                 6,425,000              6,393,511
                                                                           ---------------
                                                                                35,401,120

FEDERAL HOME LOAN MORTGAGE CORP. - 4.97%
     1.875% due 02/15/2006                                4,750,000              4,694,629
     3.625% due 09/15/2008                                6,000,000              5,948,214
     3.952% due 06/01/2034                                8,979,347              8,882,358
     4.25% due 03/28/2008                                 3,550,000              3,552,503
     4.30% due 05/05/2008 to 09/24/2008                   7,770,000              7,798,714
     4.50% due 04/01/2018 to 10/01/2019                   5,490,726              5,470,898
     5.00% due 07/15/2014 to 04/01/2018                  15,486,485             15,871,702
     5.00% TBA **                                         5,910,000              5,901,445
     5.50% due 07/15/2006 to 01/01/2034                   5,116,442              5,192,728
     5.875% due 03/21/2011 (a)                            4,130,000              4,453,057
     6.00% due 04/01/2016 to 02/01/2035                  16,297,515             16,744,290
                                                                           ---------------
                                                                                84,510,538

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 22.76%
     2.50% due 06/15/2008                                 2,000,000              1,922,702
     3.25% due 08/15/2008                                 2,000,000              1,962,788
     3.775% due 07/01/2033 (b)                              454,731                459,397
     3.875% due 02/01/2008                                3,635,000              3,621,932
     4.00% due 03/10/2008                                 3,610,000              3,612,213
     4.25% due 11/02/2007                                 1,000,000              1,003,230
     4.25% due 07/15/2007 (a)                             2,200,000              2,219,510
     4.30% due 05/05/2008                                 7,740,000              7,765,201
     4.375% due 03/15/2013                                1,050,000              1,067,096
     4.45% due 10/12/2007                                   930,000                932,329
     4.50% due 07/01/2018 to 06/01/2020                  30,726,256             30,606,486
     4.50% TBA **                                         8,160,000              8,121,746
     5.00% due 04/19/2010 to 08/01/2033                  35,607,050             35,983,381
     5.00% TBA **                                        56,920,000             56,858,906
     5.50% due 03/15/2011 to 02/01/2035                  71,593,344             73,005,339
     5.50% TBA **                                        22,640,000             22,944,236
     6.00% due 04/01/2014 to 04/01/2035                  21,455,895             22,021,593
     6.00% due 05/15/2008 (a)                             2,475,000              2,616,186
     6.00% TBA **                                        64,930,000             66,553,250
     6.25% due 05/15/2029                                 8,000,000              9,900,056
     6.50% due 06/01/2031 to 01/01/2035                  24,521,884             25,410,770
     6.625% due 09/15/2009                                2,360,000              2,600,619
     7.00% due 09/01/2010 to 10/25/2041                   3,859,491              4,061,755
     7.50% due 09/01/2029 to 08/01/2031                     672,195                718,370
     7.50% due 01/25/2028                                   812,313                869,134
                                                                           ---------------
                                                                               386,838,225

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.50%
     5.00% due 04/15/2035                                 7,568,178              7,636,154
     5.50% due 10/15/2033 to 03/15/2035                  10,598,506             10,834,221
     6.00% due 02/15/2033 to 12/20/2033                   5,214,551              5,381,843
     6.50% due 09/15/2028 to 08/15/2031                     901,438                943,193
     7.00% due 04/15/2029                                   237,609                251,772
     8.00% due 10/15/2026 to 04/15/2030                     385,345                416,833
                                                                           ---------------
                                                                                25,464,016

THE FINANCING CORP. - 0.32%
     9.40% due 02/08/2018                                   420,000                617,805

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT              VALUE
                                                       ---------------     ---------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

THE FINANCING CORP. (CONTINUED)
     10.35% due 08/03/2018                             $     3,025,000     $     4,763,011
                                                                           ---------------
                                                                                 5,380,816
                                                                           ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $536,622,176)                                                        $   537,594,715
                                                                           ---------------

FOREIGN GOVERNMENT OBLIGATIONS - 1.90%
ARGENTINA - 0.15%
Republic of Argentina, Series PAR
     0.63%, Step to 1.18% on 3/31/2009
         due 12/31/2038                                ARS   8,974,839           1,211,852
     5.83% due 12/31/2033                                    3,690,367           1,285,631
                                                                           ---------------
                                                                                 2,497,483

BRAZIL - 0.29%
Federative Republic of Brazil
     8.75% due 02/04/2025                              $       890,000             905,575
     10.00% due 08/07/2011                                     775,000             886,213
     11.00% due 08/17/2040                                   2,610,000           3,139,830
                                                                           ---------------
                                                                                 4,931,618

CANADA - 0.01%
Government of Canada
     5.50% due 06/01/2010                              CAD     275,000             246,100

CHILE - 0.07%
Republic of Chile
     3.5869% due 01/28/2008 (b)                        $     1,200,000           1,206,000

COLOMBIA - 0.14%
Republic of Colombia
     10.00% due 01/23/2012                                   1,025,000           1,194,125
     10.75% due 01/15/2013                                     700,000             851,200
     11.75% due 03/01/2010                             COP 820,000,000             374,953
                                                                           ---------------
                                                                                 2,420,278

DENMARK - 0.01%
Kingdom of Denmark
     6.00% due 11/15/2009                              DKK   1,200,000             223,920

GERMANY - 0.28%
Federal Republic of Germany
     5.25% due 01/04/2011                              EUR   1,275,000           1,752,547
     5.25% due 01/04/2008                                      875,000           1,138,199
     6.25% due 01/04/2030                                      725,000           1,245,661
     6.50% due 10/14/2005                                      500,000             612,127
                                                                           ---------------
                                                                                 4,748,534

HUNGARY - 0.01%
Republic of Hungary
     6.50% due 08/24/2006                              HUF  30,000,000             146,744

JAPAN - 0.13%
Government of Japan
     0.90% due 12/22/2008                              JPY  30,000,000             277,102
     1.50% due 09/20/2014                                   70,000,000             655,112

Government of Japan (continued)
     1.80% due 03/22/2010                              JPY 135,000,000           1,298,757
                                                                           ---------------
                                                                                 2,230,971

MEXICO - 0.30%
Government of Mexico
     5.875% due 01/15/2014                             $       400,000             417,400
     6.625% due 03/03/2015                                   2,130,000           2,344,065
     8.00% due 12/07/2023                              MXN  12,100,000             954,746
     8.00% due 12/19/2013                                    8,500,000             727,106
     8.375% due 01/14/2011 (a)                         $       160,000             186,240
     9.875% due 02/01/2010                                     295,000             356,802
     11.375% due 09/15/2016                                    100,000             148,500
                                                                           ---------------
                                                                                 5,134,859

PANAMA - 0.04%
Republic of Panama
     8.875% due 09/30/2027                                     350,000             417,375
     9.375% due 07/23/2012                                     150,000             181,500
     10.75% due 05/15/2020                                      25,000              33,875
                                                                           ---------------
                                                                                   632,750

PERU - 0.03%
Republic of Peru
     9.125% due 02/21/2012                                     200,000             234,000
     9.875% due 02/06/2015                                     150,000             185,625
                                                                           ---------------
                                                                                   419,625

PHILIPPINES - 0.02%
Republic of Philippines
     9.125% due 02/22/2010                             EUR     150,000             202,347
     10.625% due 03/16/2025                            $       100,000             111,875
                                                                           ---------------
                                                                                   314,222

RUSSIA - 0.22%
Russian Federation, Series REGS
     5.00% due 03/31/2030                                    3,400,000           3,795,760

SWEDEN - 0.03%
Kingdom of Sweden
     5.00% due 01/28/2009                              SEK   1,600,000             224,961
     5.25% due 03/15/2011                                    1,750,000             256,589
                                                                           ---------------
                                                                                   481,550

TURKEY - 0.10%
Republic of Turkey
     9.50% due 01/15/2014                              $       575,000             678,500
     20.00% due 10/17/2007                             TRY   1,203,900           1,001,442
                                                                           ---------------
                                                                                 1,679,942

UKRAINE - 0.03%
Republic of Ukraine
     7.65% due 06/11/2013                              $       500,000             551,250

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT              VALUE
                                                       ---------------     ---------------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

UNITED KINGDOM - 0.04%
Government of United Kingdom
     6.00% due 12/07/2028                              GBP      85,000     $       193,064
     7.25% due 12/07/2007                                       95,000             182,880
     8.00% due 12/07/2015                                      125,000             296,707
                                                                           ---------------
                                                                                   672,651
                                                                           ---------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $30,835,385)                                                         $    32,334,257
                                                                           ---------------

CORPORATE BONDS - 28.90%

AEROSPACE - 0.24%
Systems 2001 Asset Trust LLC
     6.664% due 09/15/2013                             $     2,335,321           2,546,994

Systems 2001 Asset Trust LLC,
     Series 2001, Class B
     7.156% due 12/15/2011                                   1,380,030           1,479,107
                                                                           ---------------
                                                                                 4,026,101

AGRICULTURE - 0.06%
Yara International ASA
     5.25% due 12/15/2014                                      960,000             961,809

AIR TRAVEL - 0.06%
Delta Air Lines, Inc.
     3.9106% due 01/25/2008 (b)                                161,318             161,534
     8.00% due 12/15/2007                                      250,000              96,250

Northwest Airlines, Inc., Series 96-1
     8.97% due 01/02/2015                                      151,132              92,482

Southwest Airlines Company
     5.125% due 03/01/2017                                     370,000             362,815
     5.25% due 10/01/2014                                      370,000             372,121
                                                                           ---------------
                                                                                 1,085,202

ALUMINUM - 0.01%
Alcan Aluminum, Ltd.
     5.20% due 01/15/2014                                      180,000             184,480

AMUSEMENT & THEME PARKS - 0.01%
AMC Entertainment, Inc.
     9.875% due 02/01/2012 (a)                                 150,000             148,875

AUTO PARTS - 0.02%
Delphi Trust II
     6.197% due 11/15/2033 (b)                                 120,000              63,600

United Rentals North America, Inc.
     6.50% due 02/15/2012 (a)                                  355,000             349,231
                                                                           ---------------
                                                                                   412,831

AUTO SERVICES - 0.27%
Erac USA Finance Company
     6.70% due 06/01/2034                                      300,000             336,807
     7.95% due 12/15/2009                                    1,780,000           2,014,746

Hertz Corp.
     4.4194% due 08/05/2008 (a)(b)                             665,000             631,722
     4.70% due 10/02/2006                                      920,000             900,963

Hertz Corp. (continued)
     7.625% due 06/01/2012                                     775,000             761,482
                                                                           ---------------
                                                                                 4,645,720

AUTOMOBILES - 0.21%
DaimlerChrysler North America Holding
     3.89% due 05/24/2006 (b)                                1,325,000           1,328,402
     4.05% due 06/04/2008                                    1,750,000           1,723,197

Ford Motor Company
     7.45% due 07/16/2031 (a)                                  605,000             505,064
                                                                           ---------------
                                                                                 3,556,663

BANKING - 2.30%
Allied Irish Banks PLC
     7.50% due 12/29/2049 (b)                          EUR     100,000             146,073

Banco Santander Chile
     3.72% due 12/09/2009 (b)                          $       930,000             931,807
     5.375% due 12/09/2014                                     300,000             309,635

Bank of America Corp.
     7.125% due 09/15/2006                                   1,500,000           1,553,280

Bank of Ireland
     6.45% due 02/10/2010                              EUR     100,000             139,993

Bank One Corp.
     6.50% due 02/01/2006                              $       700,000             710,706

BankAmerica Institutional Capital B
     7.70% due 12/31/2026                                      645,000             694,239

Capital One Financial Corp.
     7.25% due 05/01/2006                                    1,895,000           1,943,379

Chuo Mitsui Trust & Banking Company
     5.506% due 04/15/2049 (a)(b)                              960,000             943,129
     5.506% due 04/15/2049 (b)                                 540,000             530,510

Colonial Bank, N.A.
     9.375% due 06/01/2011                                   1,140,000           1,357,324

DBS Bank, Ltd.
     7.125% due 05/15/2011                                     450,000             509,908

HSBC USA, Inc.
     4.625% due 04/01/2014                                   2,350,000           2,346,000

HSBC USA, Inc., Series BKNT
     5.875% due 11/01/2034                                     535,000             583,007

Independence Community Bank Corp.
     3.75% due 04/01/2014 (b)                                  270,000             260,286

Kazkommerts International BV
     8.50% due 04/16/2013                                      350,000             372,015

Key Bank NA
     5.80% due 07/01/2014                                      680,000             732,745

MBNA America Bank
     5.375% due 01/15/2008                                     875,000             899,378

NB Capital Trust IV
     8.25% due 04/15/2027                                    2,089,760           2,285,240

Rabobank Capital Funding II
     5.26% due 12/29/2049 (b)                                2,810,000           2,890,776

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT                VALUE
                                                 --------------         -------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
RBS Capital Trust I
   4.709% due 12/29/2049 (b)                     $      280,000         $     276,244

RBS Capital Trust IV
   4.29% due 09/29/2049 (b)                             915,000               918,473

Royal Bank of Scotland Group PLC
   7.648% due 08/31/2049 (b)                          2,765,000             3,516,187

TuranAlem Finance BV
   7.875% due 06/02/2010                                650,000               669,760
   8.50% due 02/10/2015                                 600,000               618,000

Wachovia Capital Trust II
   3.6406% due 01/15/2027 (b)                         2,040,000             1,951,401

Wachovia Corp.
   5.25% due 08/01/2014                               1,910,000             1,993,824

Washington Mutual Bank FA
   3.7906% due 01/15/2015 (b)                         1,070,000             1,079,856
   5.65% due 08/15/2014                                 500,000               526,461

Washington Mutual, Inc.
   3.4406% due 01/15/2010 (b)                         2,100,000             2,103,190
   3.7438% due 03/22/2012 (b)                           360,000               359,553
   4.20% due 01/15/2010                               1,140,000             1,130,889
   5.625% due 01/15/2007                              1,625,000             1,660,835

Wells Fargo Company
   3.50% due 04/04/2008 (a)                           1,000,000               983,569

Zions Bancorporation
   6.00% due 09/15/2015 (a)                           1,000,000             1,090,357
                                                                        -------------
                                                                           39,018,029

BROADCASTING - 0.65%
British Sky Broadcasting Group PLC
   7.30% due 10/15/2006                               1,425,000             1,479,905

Clear Channel Communications, Inc.
   6.00% due 11/01/2006                                 500,000               507,766
   7.65% due 09/15/2010                                 750,000               812,320

Continental Cablevision, Inc.
   9.50% due 08/01/2013                               1,372,000             1,442,692

Liberty Media Corp.
   4.91% due 09/17/2006 (b)                           1,632,000             1,642,053
   8.25% due 02/01/2030 (a)                           2,155,000             2,143,785

News America Holdings, Inc.
   6.75% due 01/09/2038                                 110,000               124,912
   7.75% due 12/01/2045                                 500,000               612,591
   8.25% due 08/10/2018                               1,355,000             1,666,243

Nextmedia Operating, Inc.
   10.75% due 07/01/2011                                150,000               162,938

XM Satellite Radio Holdings, Inc.
   12.00% due 06/15/2010                                394,000               443,250
                                                                        -------------
                                                                           11,038,455

BUILDING MATERIALS & CONSTRUCTION - 0.10%
Votorantim Overseas IV
   7.75% due 06/24/2020                                 895,000               895,000

WCI Communities, Inc.
   6.625% due 03/15/2015 (a)                            450,000               409,500
   9.125% due 05/01/2012                                425,000               446,250
                                                                        -------------
                                                                            1,750,750

BUILDINGS - 0.19%
D.R. Horton, Inc.
   5.625% due 09/15/2014                              1,760,000             1,757,464

MDC. Holdings, Inc.
   5.375% due 07/01/2015                              1,450,000             1,450,899
                                                                        -------------
                                                                            3,208,363

BUSINESS SERVICES - 0.01%
Electronic Data Systems Corp.
   7.125% due 10/15/2009                                150,000               161,448

CABLE AND TELEVISION - 0.98%
Comcast Corp., Class A
   5.30% due 01/15/2014 (a)                           1,000,000             1,028,008
   7.05% due 03/15/2033 (a)                             560,000               661,161

Cox Communications, Inc.
   3.95% due 12/14/2007 (b)                             930,000               934,905
   4.625% due 01/15/2010 (a)                          1,125,000             1,122,030
   5.45% due 12/15/2014 (a)                             940,000               959,435
   6.75% due 03/15/2011                                 500,000               544,425
   7.75% due 11/01/2010                                 375,000               424,597

Lenfest Communications, Inc.
   8.375% due 11/01/2005                              1,239,000             1,256,544

Shaw Communications, Inc.
   8.25% due 04/11/2010                                 695,000               771,450

TCI Communications, Inc.
   9.80% due 02/01/2012                               1,330,000             1,694,018

Time Warner Companies, Inc.
   7.57% due 02/01/2024                               1,750,000             2,138,077
   9.125% due 01/15/2013                              3,061,000             3,868,042

Time Warner, Inc.
   6.15% due 05/01/2007                                 700,000               724,304
   7.625% due 04/15/2031                                460,000               574,489
                                                                        -------------
                                                                           16,701,485

CELLULAR COMMUNICATIONS - 0.44%
American Tower Corp.
   7.50% due 05/01/2012                                 650,000               693,875

AT&T Wireless Services, Inc.
   7.875% due 03/01/2011 (a)                            584,000               678,705
   8.125% due 05/01/2012                              1,025,000             1,228,101
   8.75% due 03/01/2031                                 480,000               672,786

Centennial Communications Corp.
   8.125% due 02/01/2014                                150,000               159,750
   10.125% due 06/15/2013                               220,000               248,600

Nextel Communications, Inc.
   5.95% due 03/15/2014                               1,915,000             1,989,206

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT                VALUE
                                                 --------------         -------------
CORPORATE BONDS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Nextel Communications, Inc. (continued)
   7.375% due 08/01/2015                         $      150,000         $     162,000

Rogers Wireless, Inc.
   9.625% due 05/01/2011                                430,000               504,713

Verizon Wireless Capital LLC
   5.375% due 12/15/2006                              1,125,000             1,146,510
                                                                        -------------
                                                                            7,484,246

CHEMICALS - 0.21%
Albemarle Corp.
   5.10% due 02/01/2015                                 585,000               584,974

Cytec Industries, Inc.
   6.75% due 03/15/2008                                 690,000               724,435

ICI Wilmington, Inc.
   4.375% due 12/01/2008                                930,000               922,935

Lyondell Chemical Company
   10.875% due 05/01/2009                             1,175,000             1,222,000

Nova Chemicals Ltd.
   7.875% due 09/15/2025                                195,000               193,050
                                                                        -------------
                                                                            3,647,394

COMMERCIAL SERVICES - 0.36%
Cendant Corp.
   6.25% due 01/15/2008 (a)                           1,760,000             1,835,888
   6.25% due 03/15/2010                                 500,000               532,466
   6.875% due 08/15/2006                              1,880,000             1,932,768
   7.125% due 03/15/2015 (a)                            268,000               305,106
   7.375% due 01/15/2013 (a)                            145,000               166,019

K Hovnanian Enterprises, Inc.
   6.25% due 01/15/2015                               1,155,000             1,131,900

Pharma Services Intermediate Holding Corp.
   zero coupon, Step up to 11.5% on
   04/01/2009 due 04/01/2014                            250,000               180,625
                                                                        -------------
                                                                            6,084,772

COMPUTERS & BUSINESS EQUIPMENT - 0.06%
Agilysys, Inc.
   9.50% due 08/01/2006                                 380,000               403,275

NCR Corp.
   7.125% due 06/15/2009                                515,000               557,164
                                                                        -------------
                                                                              960,439

CONSTRUCTION & MINING EQUIPMENT - 0.13%
Kennametal, Inc.
   7.20% due 06/15/2012                               1,920,000             2,142,278

CONSTRUCTION MATERIALS - 0.04%
Hughes Supply, Inc.
   5.50% due 10/15/2014                                 705,000               707,475

CONTAINERS & GLASS - 0.13%
BWAY Corp.
   10.00% due 10/15/2010                              1,055,000             1,102,475

Stone Container Corp.
   9.75% due 02/01/2011                               1,070,000             1,128,850
                                                                        -------------
                                                                            2,231,325

CRUDE PETROLEUM & NATURAL GAS - 0.09%
Chesapeake Energy Corp.
   7.00% due 08/15/2014                                 950,000             1,007,000

Premcor Refining Group, Inc.
   7.50% due 06/15/2015                                 210,000               229,950

The Premcor Refining Group, Inc.
   7.75% due 02/01/2012                                 245,000               267,663
                                                                        -------------
                                                                            1,504,613

DOMESTIC OIL - 0.09%
Amerada Hess Corp.
   7.30% due 08/15/2031 (a)                             613,000               739,626

Devon Financing Corp., ULC
   6.875% due 09/30/2011 (a)                            300,000               335,690

Union Oil Company of California
   7.50% due 02/15/2029                                 360,000               481,362
                                                                        -------------
                                                                            1,556,678

DRUGS & HEALTH CARE - 0.05%
Allegiance Corp.
   7.00% due 10/15/2026                                 260,000               298,868

Wyeth
   4.375% due 03/01/2008                                550,000               549,590
                                                                        -------------
                                                                              848,458

ELECTRICAL EQUIPMENT - 0.59%
Ametek, Inc.
   7.20% due 07/15/2008                               1,605,000             1,726,900

General Electric Company
   5.00% due 02/01/2013                               6,612,000             6,826,956

SP PowerAssets, Ltd.
   5.00% due 10/22/2013                                 450,000               466,222

TXU Energy Company LLC
   7.00% due 03/15/2013                                 887,000               989,211
                                                                        -------------
                                                                           10,009,289

ELECTRICAL UTILITIES - 2.64%
AES Corp.
   9.375% due 09/15/2010                                325,000               368,063

AES Eastern Energy LP, Series 99-A
   9.00% due 01/02/2017                               1,167,104             1,350,923

AES Gener SA
   7.50% due 03/25/2014 (a)                             924,000               938,944

American Electric Power Company, Inc.
   5.25% due 06/01/2015 (a)                             550,000               568,248

Beaver Valley Funding Corp.
   9.00% due 06/01/2017                               2,610,000             3,096,974

BVPS II Funding Corp.
   8.89% due 06/01/2017                                 969,000             1,117,024

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                     VALUE
                                                       ------------             ----------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
CenterPoint Energy Houston Electric LLC, Series K2
  6.95% due 03/15/2033                                 $    545,000             $        677,628
CSFB (Empresa Electrica Guacolda SA)
  8.625% due 04/30/2013                                     560,250                      619,863
Dominion Resources, Inc.
  5.70% due 09/17/2012                                      375,000                      395,445
DTE Energy Company
  6.45% due 06/01/2006                                    1,750,000                    1,785,763
Edison Mission Energy
  9.875% due 04/15/2011 (a)                                 400,000                      468,500
Electricidad De Caracas Finance BV
 10.25% due 10/15/2014                                      200,000                      205,500
Empresa Nacional De Electricidad
  8.50% due 04/01/2009                                      420,000                      466,882
Empresa Nacional De Electricidad SA/Chile
  8.35% due 08/01/2013                                    1,015,000                    1,178,859
Energy Transfer Partners LP
  5.95% due 02/01/2015                                    1,155,000                    1,164,987
Enersis SA
  7.375% due 01/15/2014                                     645,000                      696,179
Entergy (Waterford 3 Funding)
  8.09% due 01/02/2017                                    2,444,899                    2,721,466
Entergy Gulf States, Inc.
  5.70% due 06/01/2015                                      915,000                      936,108
FirstEnergy Corp.
  6.45% due 11/15/2011                                      490,000                      535,387
HQI Transelec Chile SA
  7.875% due 04/15/2011                                     985,000                    1,136,406
Ipalco Enterprises, Inc.
  8.625% due 11/14/2011                                     705,000                      793,125
Kansas Gas & Electric
  5.647% due 03/29/2021                                     820,000                      832,251
Monterrey Power SA De CV
  9.625% due 11/15/2009                                     676,740                      782,284
Oncor Electric Delivery Company
  7.00% due 05/01/2032                                      250,000                      302,284
Pacific Gas & Electric Company
  4.20% due 03/01/2011                                    2,375,000                    2,333,043
  4.80% due 03/01/2014                                      610,000                      611,505
  6.05% due 03/01/2034                                      750,000                      826,567
Pepco Holdings, Inc.
  3.75% due 02/15/2006                                    1,960,000                    1,956,846
  4.004% due 06/01/2010 (b)                                 705,000                      704,503
Pinnacle West Energy Corp.
  3.63% due 04/01/2007 (b)                                  715,000                      715,114
Pnpp II Funding Corp.
  9.12% due 05/30/2016                                      923,000                    1,055,755
PSEG Energy Holdings LLC
  7.75% due 04/16/2007                                      705,000                      727,913
PSEG Power LLC
  5.00% due 04/01/2014                                      750,000                      756,602
  6.875% due 04/15/2006                                     857,000                      874,788
  8.625% due 04/15/2031                                     750,000                    1,035,462
Scottish Power PLC
  4.91% due 03/15/2010                                    1,290,000                    1,308,684
System Energy Resources, Inc.
  5.129% due 01/15/2014                                     957,325                      953,457
Texas-New Mexico Power Company
  6.125% due 06/01/2008                                   1,105,000                    1,129,863
TNP Enterprises, Inc., Series B
  10.25% due 04/01/2010                                     500,000                      525,625
TransAlta Corp.
  5.75% due 12/15/2013                                    1,900,000                    1,997,892
TXU Australia Holdings LP
  6.75% due 12/01/2006                                      455,000                      469,561
TXU Corp.
  6.50% due 11/15/2024                                    1,960,000                    1,919,902
  6.55% due 11/15/2034                                    1,430,000                    1,404,434
United Energy Distribution Property, Ltd.
  4.70% due 04/15/2011                                      350,000                      355,157
                                                                                ----------------
                                                                                      44,801,766

ELECTRONICS - 0.14%
Jabil Circuit, Inc.
  5.875% due 07/15/2010                                     870,000                      901,038
Koninklijke Philips Electronics NV
  7.20% due 06/01/2026                                    1,125,000                    1,406,478
                                                                                ----------------
                                                                                       2,307,516

ENERGY - 1.09%
Duke Capital LLC
  6.75% due 02/15/2032                                      600,000                      672,681
Duke Energy Corp.
  7.00% due 10/15/2006                                      375,000                      385,752
Enterprise Products Operating LP
  4.95% due 06/01/2010                                      545,000                      547,564
  5.00% due 03/01/2015                                    6,015,000                    5,906,315
Enterprise Products Operating LP, Series B
  6.875% due 03/01/2033                                     480,000                      541,242
FirstEnergy Corp.
  7.375% due 11/15/2031                                   1,325,000                    1,619,651
GS Caltex Corp.
  5.50% due 08/25/2014                                      471,000                      488,982
Kansas City Power & Light Company, Series B
  6.00% due 03/15/2007                                      585,000                      600,298
Nexen, Inc.
  5.875% due 03/10/2035                                     610,000                      619,950
Northern Border Pipeline Company
  6.25% due 05/01/2007                                      610,000                      630,486
Occidental Petroleum Corp.
  10.125% due 09/15/2009                                    538,000                      649,817

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                     VALUE
                                                       ------------             ----------------
CORPORATE BONDS (CONTINUED)

ENERGY (CONTINUED)
Pacific Gas & Electric Company
    3.82% due 04/03/2006 (b)                           $    250,000             $        250,000
Pioneer Natural Resources Company
    5.875% due 07/15/2016 (a)                               405,000                      408,425
Progress Energy, Inc.
    7.00% due 10/30/2031                                    325,000                      375,374
Salton Sea Funding Corp.
    7.84% due 05/30/2010                                  2,462,931                    2,619,942
Salton Sea Funding Corp., Series E
    8.30% due 05/30/2011                                  1,185,034                    1,302,056
Sempra Energy
    4.75% due 05/15/2009                                    445,000                      449,002
TXU Energy Company, LLC
    3.92% due 01/17/2006 (b)                                435,000                      434,876
                                                                                ----------------
                                                                                      18,502,413

FINANCIAL SERVICES - 6.30%
Aries Vermogensverwaltung GmbH, Series REGS
    9.60% due 10/25/2014                                    750,000                      971,550
Astoria Depositor Corp.
    8.144% due 05/01/2021                                 1,355,000                    1,338,062
AXA Financial, Inc.
    7.75% due 08/01/2010                                    543,000                      624,376
Bank of New York Institutional Capital Trust A
    7.78% due 12/01/2026                                  2,550,000                    2,744,573
Bear Stearns Companies, Inc.
    5.70% due 11/15/2014 (a)                              1,000,000                    1,072,305
Bosphorus Financial Services Ltd
    5.0681% due 02/15/2012 (b)                              710,000                      709,805
CIT Group, Inc.
    5.00% due 02/13/2014                                  2,130,000                    2,151,428
CIT Group, Inc., Series MTN
    3.49% due 05/18/2007 (b)                                445,000                      445,797
Citigroup, Inc.
    5.00% due 09/15/2014                                  2,835,000                    2,900,052
    5.625% due 08/27/2012 (a)                             1,000,000                    1,068,129
CNOOC Finance 2003 Ltd.
    5.50% due 05/21/2033                                    555,000                      538,873
Corporacion Andina de Fomento
    6.875% due 03/15/2012                                 1,025,000                    1,147,647
Countrywide Home Loans, Inc., Series MTNJ
    5.50% due 08/01/2006                                    700,000                      710,518
Credit Suisse First Boston USA, Inc.
    6.50% due 01/15/2012                                    500,000                      555,696
Credit Suisse First Boston USA., Inc.
    4.625% due 01/15/2008                                   451,000                      455,874
Doral Financial Corp.
    3.9748% due 07/20/2007 (b)                            1,885,000                    1,747,282
Dresdner Bank-New York
    7.25% due 09/15/2015                                    600,000                      716,126
ERP Operating LP
    4.75% due 06/15/2009                                    700,000                      706,279
ESI Tractebel Acquisition Corp., Series B
    7.99% due 12/30/2011                                  1,850,000                    1,961,000
FleetBoston Financial Corp.
    4.875% due 12/01/2006                                   715,000                      723,318
Ford Motor Credit Company
    4.2181% due 11/16/2006 (b)                            3,785,000                    3,751,684
    5.70% due 01/15/2010                                  1,235,000                    1,139,091
    6.50% due 01/25/2007                                  1,990,000                    2,004,284
    6.875% due 02/01/2006                                   974,000                      983,735
    7.375% due 10/28/2009                                 2,850,000                    2,784,983
Fund American Companies, Inc.
    5.875% due 05/15/2013 (a)                               723,000                      753,045
General Electric Capital Corp.
    5.45% due 01/15/2013                                  3,125,000                    3,314,925
General Electric Capital Corp., MTN, Series A
    6.00% due 06/15/2012 (a)                                250,000                      272,655
General Electric Capital Corp., Series MTNA
    2.97% due 07/26/2006                                    800,000                      792,089
General Motors Acceptance Corp.
    6.875% due 09/15/2011 (a)                             1,630,000                    1,504,633
    7.00% due 02/01/2012                                  1,375,000                    1,267,501
    7.25% due 03/02/2011                                  1,155,000                    1,083,011
    7.50% due 07/15/2005                                    500,000                      500,216
    7.75% due 01/19/2010 (a)                              2,170,000                    2,121,270
    8.00% due 11/01/2031                                  1,750,000                    1,561,600
General Motors Acceptance Corp., MTN
    4.145% due 05/18/2006 (b)                             1,900,000                    1,886,491
General Motors Acceptance Corp., Series MTN
    4.07% due 04/13/2006 (b)                              2,800,000                    2,788,551
Glencore Funding LLC
    6.00% due 04/15/2014                                  2,700,000                    2,589,022
Goldman Sachs Group, Inc.
    5.25% due 04/01/2013                                  1,250,000                    1,292,415
HBOS PLC
    3.125% due 01/12/2007                                   875,000                      864,659
    5.375% due 11/29/2049 (b)                             1,150,000                    1,185,888
Household Finance Corp.
    6.375% due 10/15/2011                                 1,110,000                    1,213,605
    6.40% due 06/17/2008                                  1,875,000                    1,985,873
HSBC Finance Corp.
    4.625% due 01/15/2008                                   700,000                      707,035
    6.75% due 05/15/2011                                  2,770,000                    3,074,561
Humpuss Funding Corp.
    7.72% due 12/15/2009                                  1,068,365                    1,036,314
HVB Funding Trust III
    9.00% due 10/22/2031                                    510,000                      715,485
International Lease Finance Corp.
    3.50% due 04/01/2009 (a)                                690,000                      664,438
    4.55% due 10/15/2009                                    400,000                      403,686

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                     VALUE
                                                       ------------             ----------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
International Lease Finance Corp. (continued)
    4.75% due 07/01/2009                               $  1,560,000             $      1,569,488
    5.00% due 04/15/2010                                    560,000                      571,040
    5.875% due 05/01/2013                                   800,000                      849,279
International Lease Finance Corp., Series MTNP
    3.5406% due 01/15/2010 (b)                              665,000                      663,660
JET Equipment Trust, Series 95B2
    10.91% due 08/15/2014 +++                             2,100,000                            0
John Deere Capital Corp., Series MTND
    4.125% due 01/15/2010                                 2,000,000                    1,985,136
JP Morgan Chase & Company
    5.35% due 03/01/2007                                    500,000                      509,995
    6.75% due 02/01/2011 (a)                                940,000                    1,039,546
JSG Funding PLC
    9.625% due 10/01/2012                                   400,000                      398,000
LaBranche & Company, Inc.
    9.50% due 05/15/2009 (a)                                100,000                      105,000
Lehman Brothers Holdings, Inc., Series MTN
    4.25% due 01/27/2010 (a)                              4,330,000                    4,317,175
MBNA Capital, Series B
    4.01% due 02/01/2027 (b)                              1,180,000                    1,150,472
Metallurg Holdings, Inc., Series B
    12.75% due 07/15/2008                                    50,000                       26,937
Midland Funding II, Series A
    11.75% due 07/23/2005                                 2,538,109                    2,550,799
Midland Funding II, Series B
    13.25% due 07/23/2006                                   825,000                      858,000
Mizuho JGB Investment LLC, Series 144A
    9.87% due 12/31/2049 (b)                              1,740,000                    1,971,209
Morgan Stanley
    4.25% due 05/15/2010 (a)                              1,665,000                    1,653,941
Nationwide Life Global Funding I
    5.35% due 02/15/2007                                    180,000                      182,640
NiSource Finance Corp.
    6.15% due 03/01/2013                                    996,000                    1,076,321
    7.875% due 11/15/2010                                   830,000                      953,728
Noble Group Ltd.
    6.625% due 03/17/2015                                 1,515,000                    1,398,701
PCCW-HKT Capital, Ltd., Series REGS
    8.00% due 11/15/2011                                    340,000                      394,740
Popular North America, Inc.
    4.70% due 06/30/2009                                    610,000                      616,393
Popular North America, Inc., Series MTNE
    6.125% due 10/15/2006                                   730,000                      744,123
Reliastar Financial Corp.
    6.50% due 11/15/2008                                    730,000                      782,267
SB Treasury Company LLC, Series 144A
    zero coupon, Step up to 10.925% on
       06/30/2008 due 12/29/2049 (b)                        340,000                      381,102
SLM Corp., Series MTNA
    3.2406% due 01/25/2008 (b)                            2,020,000                    2,019,267
    5.00% due 04/15/2015 (a)                              1,375,000                    1,407,038
St. George Funding Company LLC, Series
    zero coupon, Step up to 8.985% on
       06/30/2017 due 12/31/2049                          3,080,000                    3,480,616
State Street Institutional Capital A
    7.94% due 12/30/2026 (c)                                805,000                      872,809
The Goldman Sachs Group, Inc.
    5.125% due 01/15/2015 (a)                             2,430,000                    2,475,077
Trinity Industries Leasing Companies
    7.755% due 02/15/2009                                 1,652,838                    1,752,008
Westfield Capital Corp, Ltd.
    4.375% due 11/15/2010                                   735,000                      733,853
                                                                                ----------------
                                                                                     107,021,795

FOOD & BEVERAGES - 0.87%
Ahold Finance USA, Inc.
    8.25% due 07/15/2010                                    150,000                      165,000
Ahold Lease USA, Inc.
    7.82% due 01/02/2020                                  2,604,397                    2,812,749
American Seafoods Group LLC
    10.125% due 04/15/2010                                  310,000                      333,250
ASG Consolidated LLC/ASG Finance, Inc.
    zero coupon, Step up to 11.5% on
       11/01/2008 due 11/01/2011                          1,000,000                      717,500
Cadbury Schweppes US Finance LLC
    5.125% due 10/01/2013                                   400,000                      408,728
Corn Products International, Inc.
    8.45% due 08/15/2009                                  3,205,000                    3,608,279
Kellogg Company, Series B
    6.60% due 04/01/2011 (a)                                490,000                      543,034
Kraft Foods, Inc.
    5.625% due 11/01/2011 (a)                               985,000                    1,044,911
Nabisco, Inc.
    7.05% due 07/15/2007                                    420,000                      440,011
    7.55% due 06/15/2015                                  1,500,000                    1,825,690
Panamerican Beverages, Inc.
    7.25% due 07/01/2009                                    430,000                      468,162
Smithfield Foods., Inc.
    7.00% due 08/01/2011                                    915,000                      963,038
Tate & Lyle International Finance PLC
    5.00% due 11/15/2014                                    425,000                      428,324
Tyson Foods, Inc.
    7.25% due 10/01/2006                                    915,000                      948,434
                                                                                ----------------
                                                                                      14,707,110

FOREST PRODUCTS - 0.10%
Weyerhaeuser Company
    6.125% due 03/15/2007                                   687,000                      706,330
    7.125% due 07/15/2023                                   695,000                      777,903
    7.375% due 03/15/2032                                   150,000                      176,876
                                                                                ----------------
                                                                                       1,661,109

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                     VALUE
                                                       ------------             ----------------
CORPORATE BONDS (CONTINUED)

GAS & PIPELINE UTILITIES - 0.42%
CenterPoint Energy Resources Corp.
    7.875% due 04/01/2013                              $  1,800,000             $      2,138,096
Dynegy-Roseton Danskammer
    7.67% due 11/08/2016                                  1,080,000                    1,036,800
Kinder Morgan Energy Partners LP
    5.80% due 03/15/2035                                    410,000                      412,863
    7.30% due 08/15/2033 (a)                                615,000                      746,047
Magellan Midstream Partners LP
    6.45% due 06/01/2014                                  1,670,000                    1,853,383
Michigan Consolidated Gas Company
    5.70% due 03/15/2033                                    750,000                      785,509
Williams Companies, Inc.
    8.125% due 03/15/2012                                   140,000                      158,900
                                                                                ----------------
                                                                                       7,131,598

HEALTHCARE PRODUCTS - 0.00%
Global Health Sciences, Inc.
    11.00% due 05/01/2008 +++                                75,000                        1,875

HEALTHCARE SERVICES - 0.23%
Coventry Health Care, Inc.
    5.875% due 01/15/2012 (a)                               460,000                      468,050
WellPoint Health Networks, Inc.
    6.375% due 01/15/2012                                 1,585,000                    1,747,908
WellPoint, Inc.
    3.50% due 09/01/2007                                    720,000                      709,866
    3.75% due 12/14/2007                                    550,000                      542,919
    5.00% due 12/15/2014 (a)                                425,000                      433,969
                                                                                ----------------
                                                                                       3,902,712

HOLDINGS COMPANIES/CONGLOMERATES - 0.05%
SPI Electricity & Gas Australia Holdings
    Party Ltd.
    6.15% due 11/15/2013                                    814,000                      889,223

HOMEBUILDERS - 0.12%
Centex Corp.
    4.75% due 01/15/2008                                    180,000                      181,079
Lennar Corp.
    5.95% due 03/01/2013 (a)                                120,000                      127,527
MDC Holdings, Inc.
    5.50% due 05/15/2013                                    250,000                      255,216
Pulte Homes, Inc.
    6.25% due 02/15/2013                                    525,000                      561,074
    7.875% due 08/01/2011 (a)                               380,000                      440,888
    8.125% due 03/01/2011                                   225,000                      261,552
Toll Brothers, Inc.
    6.875% due 11/15/2012                                   250,000                      278,820
                                                                                ----------------
                                                                                       2,106,156

HOTELS & RESTAURANTS - 0.58%
Boyd Gaming Corp.
    9.25% due 08/01/2009                                    175,000                      183,750
Circus & Eldorado Joint Venture
    10.125% due 03/01/2012                                  150,000                      156,938
Harrah's Operating Company, Inc.
    7.125% due 06/01/2007                                   900,000                      944,522
Hilton Hotels Corp.
    7.625% due 12/01/2012 (a)                               170,000                      196,303
    8.25% due 02/15/2011                                    460,000                      533,631
Hyatt Equities LLC
    6.875% due 06/15/2007                                 1,960,000                    2,022,487
La Quinta Corp.
    7.00% due 08/15/2007                                    640,000                      657,600
La Quinta Properties, Series MTN
    7.30% due 01/16/2006                                    520,000                      523,900
Marriott International, Inc.
    4.625% due 06/15/2012                                 1,350,000                    1,336,681
MGM Mirage, Inc.
    6.00% due 10/01/2009                                    832,000                      837,200
    6.375% due 12/15/2011                                   640,000                      649,600
Mohegan Tribal Gaming Authority
    8.00% due 04/01/2012                                    400,000                      425,000
MTR Gaming Group, Inc., Series B
    9.75% due 04/01/2010                                    660,000                      714,450
Starwood Hotels & Resorts Worldwide, Inc.
    7.375% due 05/01/2007                                   590,000                      616,550
    7.875% due 05/01/2012                                   120,000                      135,300
                                                                                ----------------
                                                                                       9,933,912

HOUSEHOLD PRODUCTS - 0.11%
RPM International, Inc.
    6.25% due 12/15/2013                                  1,780,000                    1,872,797
INDUSTRIAL MACHINERY - 0.08%
Caterpillar Financial Services Corp.
    4.50% due 06/15/2009 (a)                                530,000                      534,859
Caterpillar Inc.
    7.25% due 09/15/2009 (a)                                700,000                      777,808
                                                                                ----------------
                                                                                       1,312,667

INSURANCE - 2.16%
ACE INA Holdings, Inc.
    5.875% due 06/15/2014 (a)                             1,250,000                    1,309,945
Aetna, Inc.
    7.375% due 03/01/2006                                   250,000                      255,216
Allstate Corp.
    5.55% due 05/09/2035                                    687,000                      710,901
Assurant, Inc.
    5.625% due 02/15/2014 (a)                               470,000                      494,634
CNA Financial Corp.
    5.85% due 12/15/2014                                    750,000                      770,094
    7.25% due 11/15/2023                                    460,000                      510,305
Hartford Financial Services Group, Inc.
    4.625% due 07/15/2013 (a)                               425,000                      425,325

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                     VALUE
                                                       ------------             ----------------
CORPORATE BONDS (CONTINUED)

INSURANCE (CONTINUED)
Liberty Mutual Group, Inc.
    6.50% due 03/15/2035                               $  1,200,000             $      1,188,960
Liberty Mutual Insurance Company
    7.697% due 10/15/2097                                   735,000                      811,406
Lincoln National Corp.
    6.20% due 12/15/2011                                    380,000                      415,709
Markel Corp.
    7.35% due 08/15/2034                                  1,535,000                    1,722,092
Marsh & McLennan Companies, Inc.
    5.375% due 03/15/2007                                   845,000                      856,031
    5.375% due 07/15/2014 (a)                               325,000                      323,732
Massachusetts Mutual Life Insurance Company
    7.625% due 11/15/2023                                 2,235,000                    2,867,789
Metlife, Inc.
    5.70% due 06/15/2035                                  4,605,000                    4,747,179
Monumental Global Funding
    3.30% due 05/19/2006 (b)                              2,270,000                    2,269,496
    5.20% due 01/30/2007                                  1,125,000                    1,145,778
Nationwide Mutual Insurance Company
    7.875% due 04/01/2033                                   170,000                      213,610
New York Life Insurance Company
    5.875% due 05/15/2033                                 1,555,000                    1,699,632
North Front Pass-Through Trust
    5.81% due 12/15/2024 (b)                              1,130,000                    1,164,379
Odyssey Re Holdings Corp.
    7.65% due 11/01/2013                                    800,000                      863,626
Ohio Casualty Corp.
    7.30% due 06/15/2014                                    520,000                      575,266
Oil Casualty Insurance Ltd.
    8.00% due 09/15/2034                                  1,150,000                    1,214,837
Prudential Financial, Inc.
    4.75% due 04/01/2014                                  1,370,000                    1,376,949
Prudential Insurance Company
    6.375% due 07/23/2006                                 1,050,000                    1,074,347
St Paul Travelers Companies, Inc.
    5.01% due 08/16/2007                                  1,880,000                    1,903,434
Travelers Property Casualty Corp.
    6.375% due 03/15/2033                                 1,090,000                    1,188,875
URC Holdings Corp.
    7.875% due 06/30/2006                                 1,600,000                    1,646,691
W.R. Berkley Corp.
    6.15% due 08/15/2019                                    713,000                      745,796
Willis Group North America, Inc.
    5.125% due 07/15/2010                                   695,000                      698,745
    5.625% due 07/15/2015                                   805,000                      810,176
XL Capital, Ltd.
    5.25% due 09/15/2014                                    755,000                      765,820
                                                                                ----------------
                                                                                      36,766,775

INTERNATIONAL OIL - 0.38%
Delek & Avner-Yam Tethys Ltd.
    5.326% due 08/01/2013                                 1,083,024                    1,080,057
Newfield Exploration Company
    8.375% due 08/15/2012                                   200,000                      218,500
Pemex Project Funding Master Trust
    4.71% due 06/15/2010 (b)                                915,000                      943,822
    6.125% due 08/15/2008                                   700,000                      726,600
    9.125% due 10/13/2010                                 2,065,000                    2,422,245
Ras Laffan Liquefied Natural Gas
    3.437% due 09/15/2009                                 1,171,710                    1,149,998
                                                                                ----------------
                                                                                       6,541,222

LEISURE TIME - 0.21%
AOL Time Warner, Inc.
    7.70% due 05/01/2032                                  2,250,000                    2,846,302
Cinemark, Inc.
    9.00% due 02/01/2013                                    100,000                      102,750
Mohegan Tribal Gaming Authority
    6.375% due 07/15/2009 (a)                               445,000                      453,900
Waterford Gaming, LLC
    8.625% due 09/15/2012                                   240,000                      253,800
                                                                                ----------------
                                                                                       3,656,752

LIQUOR - 0.04%
Anheuser-Busch Companies, Inc.
    6.50% due 02/01/2043                                    550,000                      672,805

MANUFACTURING - 0.06%
Tyco International Group SA
    5.80% due 08/01/2006                                    990,000                    1,007,731

MEDICAL-HOSPITALS - 0.31%
HCA Inc., Series MTN
    9.00% due 12/15/2014                                  1,095,000                    1,303,247
HCA, Inc.
    6.375% due 01/15/2015 (a)                             2,115,000                    2,194,541
    7.875% due 02/01/2011                                   430,000                      473,124
Manor Care, Inc.
    6.25% due 05/01/2013                                  1,150,000                    1,230,708
                                                                                ----------------
                                                                                       5,201,620

METAL & METAL PRODUCTS - 0.20%
Alcan, Inc.
    5.00% due 06/01/2015                                    345,000                      346,589
Golden Northwest Aluminum, Inc.
    12.00% due 12/15/2006 +++                                25,000                        2,313
Inco Ltd.
    7.75% due 05/15/2012                                  1,760,000                    2,049,736
Vedanta Resources PLC
    6.625% due 02/22/2010                                 1,050,000                    1,030,313
                                                                                ----------------
                                                                                       3,428,951

MINING - 0.06%
Corporacion Nacional del Cobre
    5.50% due 10/15/2013                                    490,000                      511,662

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                     VALUE
                                                       ------------             ----------------
CORPORATE BONDS (CONTINUED)

MINING (CONTINUED)
Freeport-McMoRan Copper & Gold, Inc.
    10.125% due 02/01/2010                             $    460,000             $        511,750
                                                                                ----------------
                                                                                       1,023,412
OFFICE FURNISHINGS & SUPPLIES - 0.02%
Office Depot, Inc.
    6.25% due 08/15/2013                                    360,000                      377,447

PAPER - 0.31%
Abitibi-Consolidated, Inc.
    8.55% due 08/01/2010 (a)                                150,000                      156,375
Donohue Forest Products, Inc.
    7.625% due 05/15/2007                                   510,000                      517,650
International Paper Company
    5.85% due 10/30/2012                                  2,200,000                    2,299,957
Longview Fibre Company
    10.00% due 01/15/2009                                   250,000                      266,250
Norske Skogindustrier ASA
    7.625% due 10/15/2011                                 1,740,000                    1,946,087
Temple-Inland, Inc.
    7.875% due 05/01/2012                                    70,000                       80,632
                                                                                ----------------
                                                                                       5,266,951
PETROLEUM SERVICES - 0.14%
Noram Energy Corp.
    6.50% due 02/01/2008                                  2,275,000                    2,385,952

PHARMACEUTICALS - 0.22%
Caremark Rx, Inc.
    7.375% due 10/01/2006                                   685,000                      707,701
Hospira, Inc.
    5.90% due 06/15/2014                                    420,000                      450,100
Medco Health Solutions, Inc.
    7.25% due 08/15/2013                                  1,435,000                    1,619,254
Schering Plough Corp.
    5.30% due 12/01/2013 (b)                                955,000                    1,012,540
                                                                                ----------------
                                                                                       3,789,595
PHOTOGRAPHY - 0.02%
Sotheby's Holdings, Inc.
    6.875% due 02/01/2009                                   420,000                      421,050

PUBLISHING - 0.01%
Dex Media, Inc.
    zero coupon, Step up to 9.00% on
       11/15/2008 due 11/15/2013 (a)                        190,000                      152,950

RAILROADS & EQUIPMENT - 0.01%
Union Pacific Railroad Company, Series 2002-1
    6.061% due 01/17/2023                                   175,000                      194,068

REAL ESTATE - 1.05%
Boston Properties, Ltd., REIT
    6.25% due 01/15/2013 (a)                                800,000                      871,668
Camden Property Trust, REIT
    5.00% due 06/15/2015                                    820,000                      812,361
Colonial Properties Trust, REIT
    6.25% due 06/15/2014                                    565,000                      598,444
Crescent Real Estate Equities, REIT
    7.50% due 09/15/2007                                     90,000                       92,025
Developers Diversified Realty Corp., REIT
    4.625% due 08/01/2010                                 1,125,000                    1,116,370
Duke Realty Corp., REIT
    3.7038% due 12/22/2006 (b)                            2,515,000                    2,516,610
Health Care Property Investors, Inc., REIT
    7.50% due 01/15/2007                                  1,640,000                    1,711,473
Health Care, Inc., REIT
    6.00% due 11/15/2013                                    770,000                      792,595
Healthcare Realty Trust, Inc., REIT
    8.125% due 05/01/2011                                   700,000                      801,470
Hospitality Properties Trust, REIT
    6.75% due 02/15/2013                                    640,000                      702,909
Host Marriott LP, REIT
    7.125% due 11/01/2013 (a)                                90,000                       93,825
iStar Financial, Inc., REIT
    6.05% due 04/15/2015                                  1,050,000                    1,085,479
    7.00% due 03/15/2008                                    410,000                      433,460
Price, Inc., REIT
    7.50% due 11/05/2006                                    500,000                      523,040
Prologis, REIT
    7.05% due 07/15/2006                                    490,000                      502,051
Rouse Company, REIT
    5.375% due 11/26/2013 (a)                               465,000                      450,489
Simon Property Group LP, REIT
    5.10% due 06/15/2015                                  1,140,000                    1,139,390
Socgen Real Estate Company LLC
    7.64% due 12/29/2049 (b)                              1,910,000                    2,043,864
Spieker Properties LP, REIT
    7.125% due 12/01/2006                                 1,490,000                    1,550,057
                                                                                ----------------
                                                                                      17,837,580

RETAIL - 0.16%
Controladora Comercial Mexicana SA de CV
    6.625% due 06/01/2015                                   810,000                      819,720
JC Penney Company, Inc.
    7.65% due 08/15/2016                                  1,215,000                    1,372,950
May Department Stores Company
    6.70% due 07/15/2034                                    432,000                      482,985
                                                                                ----------------
                                                                                       2,675,655

RETAIL GROCERY - 0.11%
Delhaize America, Inc.
    9.00% due 04/15/2031                                    985,000                    1,229,752
The Kroger Company
    7.50% due 04/01/2031 (a)                                520,000                      626,219
                                                                                ----------------
                                                                                       1,855,971

SANITARY SERVICES - 0.06%
Allied Waste North America, Inc., Series B
    9.25% due 09/01/2012                                    140,000                      151,200

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                     VALUE
                                                       ------------             ----------------
CORPORATE BONDS (CONTINUED)

SANITARY SERVICES (CONTINUED)
Waste Management, Inc.
    7.75% due 05/15/2032 (a)                           $    625,000             $        792,858
                                                                                ----------------
                                                                                         944,058

STEEL - 0.00%
Gerdau Ameristeel Corp.
    10.375% due 07/15/2011 (a)                               60,000                       65,400

SUPRANATIONAL - 0.09%
Central American Bank
    6.75% due 04/15/2013                                    650,000                      711,780
Corporacion Andina de Fomento
    5.20% due 05/21/2013                                    750,000                      767,266
                                                                                ----------------
                                                                                       1,479,046

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.05%
Bellsouth Corp.
    6.55% due 06/15/2034                                  1,210,000                    1,377,702
Citizens Communications Company
    9.00% due 08/15/2031                                  4,700,000                    4,817,500
Corning, Inc.
    6.05% due 06/15/2015                                  1,005,000                    1,006,256
Corning, Inc., Series MTN
    8.30% due 04/04/2025                                  2,785,000                    2,917,287
Deutsche Telekom International Finance BV
    zero coupon, Step up to 8.25% on
       12/15/2005 due 06/15/2030                          1,385,000                    1,875,261
    zero coupon, Step up to 8% on
       12/15/2005 due 06/15/2010 (a)                      1,120,000                    1,298,007
    6.625% due 07/11/2011                           EUR     100,000                      144,071
France Telecom SA
    8.50% due 03/01/2011                               $  1,016,000                    1,179,042
Innova S de R.L.
    9.375% due 09/19/2013                                   485,000                      546,838
Intelsat Ltd.
    7.805% due 01/15/2012 (b)                               220,000                      223,850
SBC Communications, Inc.
    4.125% due 09/15/2009 (a)                               375,000                      371,892
    5.10% due 09/15/2014 (a)                                815,000                      833,307
    5.625% due 06/15/2016                                   625,000                      658,994
Singapore Telecommunications, Ltd.
    6.375% due 12/01/2011                                   475,000                      523,711
                                                                                ----------------
                                                                                      17,773,718

TELEPHONE - 1.81%
AT&T Corp.
    8.35% due 01/15/2025                                    380,000                      394,421
    9.05% due 11/15/2011 (b)                                650,000                      749,125
    9.75% due 11/15/2031 (b)                                890,000                    1,158,112
Bellsouth Corp.
    4.20% due 09/15/2009                                    625,000                      622,783
Cincinnati Bell, Inc.
    7.25% due 07/15/2013 (a)                                80,000                        84,000
France Telecom SA
    9.25% due 03/01/2031 (b)                              1,029,000                    1,434,638
NTL Cable PLC
    8.75% due 04/15/2014 (a)                                 75,000                       78,094
Qwest Corp.
    8.875% due 03/15/2012                                   500,000                      543,750
Sprint Capital Corp.
    6.125% due 11/15/2008 (a)                               854,000                      899,689
    6.375% due 05/01/2009 (a)                               625,000                      665,159
    6.875% due 11/15/2028                                 3,305,000                    3,793,750
    7.125% due 01/30/2006                                 3,355,000                    3,411,045
    8.375% due 03/15/2012                                   405,000                      487,143
    8.75% due 03/15/2032                                    616,000                      856,924
Telecom Italia Capital SA
    4.00% due 01/15/2010                                    790,000                      767,622
    4.00% due 11/15/2008                                  1,000,000                      984,898
    6.00% due 09/30/2034                                  2,060,000                    2,103,101
    6.00% due 09/30/2034 (a)                                610,000                      622,763
Telecomunicaciones de Puerto Rico, Inc.
    6.65% due 05/15/2006                                  3,035,000                    3,096,529
Telefonos de Mexico SA
    8.25% due 01/26/2006                                  3,184,000                    3,261,199
Verizon Florida, Inc., Series F
    6.125% due 01/15/2013                                 1,950,000                    2,090,692
Verizon New York, Inc.
    6.875% due 04/01/2012                                   780,000                      862,035
Verizon Pennsylvania, Inc., Series A
    5.65% due 11/15/2011                                  1,805,000                    1,883,678
                                                                                ----------------
                                                                                      30,851,150

TOBACCO - 0.14%
Altria Group, Inc.
    6.95% due 06/01/2006                                  1,530,000                    1,566,244
    7.00% due 11/04/2013                                    343,000                      383,851
Commonwealth Brands, Inc.
    10.625% due 09/01/2008                                  430,000                      451,500
                                                                                ----------------
                                                                                       2,401,595

TRANSPORTATION - 0.06%
CSX Corp.
    3.51% due 08/03/2006 (b)                                865,000                      866,573
Overseas Shipholding Group, Inc.
    8.25% due 03/15/2013                                    150,000                      156,750
Pacific & Atlantic
    1.00% due 05/31/2009 +++ (b)                              1,500                            0
                                                                                ----------------
                                                                                       1,023,323

UTILITY SERVICE - 0.19%
Progress Energy, Inc.
    6.75% due 03/01/2006                                  2,547,000                    2,590,434

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                     VALUE
                                                       ------------             ----------------
CORPORATE BONDS (CONTINUED)

UTILITY SERVICE (CONTINUED)
Public Service Company of New Mexico
    4.40% due 09/15/2008                               $    680,000             $        680,486
                                                                                ----------------
                                                                                       3,270,920
                                                                                ----------------
TOTAL CORPORATE BONDS (Cost $484,639,410)                                       $    491,295,524
                                                                                ----------------

MUNICIPAL BONDS - 0.04%

WISCONSIN - 0.04%
Badger Tobacco Asset Securitization Corp.
    6.125% due 06/01/2027                                   650,000                      689,449
                                                                                ----------------
TOTAL MUNICIPAL BONDS (Cost $624,718)                                           $        689,449
                                                                                ----------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.36%
Banc of America Commercial Mortgage
    Inc.,Series 2005-3, Class J
    5.3445% due 07/10/2043                                2,100,000                    1,977,148
Banc of America Commercial Mortgage, Inc.,
    Series 2004-1, Class F
    5.279% due 11/10/2039                                   650,000                      651,576
Banc of America Commercial Mortgage, Inc.,
    Series 2004-1, Class G
    5.377% due 11/10/2039                                   650,000                      651,558
Banc of America Commercial Mortgage, Inc.,
    Series 2004-4, Class A3
    4.128% due 07/10/2042                                 1,635,000                    1,626,666
Banc of America Commercial Mortgage, Inc.,
    Series 2005-2, Class AJ
    4.953% due 07/10/2043 (b)                             2,575,000                    2,587,983
Banc of America Large Loan, Series 2005-BOCA,
    Class K
    4.57% due 12/15/2016 (b)                                690,000                      689,470
Banc of America Mortgage Securities,
    Series 2005-C, Class 2A1
    4.7318% due 04/25/2035 (b)                            1,651,148                    1,651,148
Bank of America Commercial Mortgage, Inc.,
    Series 2001-3, Class A1
    4.89% due 04/11/2037                                    998,957                    1,016,020
Bank of America Funding Corp., Series 2004-A,
    Class 1A3
    5.0269% due 09/20/2034 (b)                            9,858,394                    9,901,426
Bear Stearns Adjustable Rate Mortgage Trust,
    Series 2003-9, Class 3A2
    5.0112% due 02/25/2034 (b)                              868,229                      876,801
Bear Stearns Adjustable Rate Mortgage Trust,
    Series 2004-10, Class 12A3
    4.7335% due 01/25/2035 (b)                            2,098,865                    2,106,933
Bear Stearns Adjustable Rate Mortgage Trust,
    Series 2004-6, Class 1A1
    4.6448% due 09/25/2034 (b)                            4,530,637                    4,527,655
Bear Stearns Adjustable Rate Mortgage Trust,
    Series 2004-9, Class 2A1
    5.4759% due 09/25/2034 (b)                              550,184                      559,143
Bear Stearns Alt-A Trust, Series 2005-3,
    Class B2
    5.4199% due 04/25/2035 (b)                              649,750                      651,476
Bear Stearns Asset Backed Securities, Inc.,
    Series 2003-AC4, Class A
    5.00% due 09/25/2033                                  1,017,337                    1,012,573
Bear Stearns Asset Backed Securities, Inc.,
    Series 2004-AC5, Class A1
    5.25% due 10/25/2034                                    874,165                      880,391
Bear Stearns Commercial Mortgage Securities,
    Inc., Series 2004-PWR5, Class X1
    0.076% due 07/11/2042                                36,450,000                      771,876
Bear Stearns Commercial Mortgage Securities,
    Inc., Series 2004-T16, Class X1
    0.1117% IO due 02/13/2046 (b)                        33,559,213                      669,798
Bear Stearns Commercial Mortgage Securities,
    Series 2005-PWR8, Class AJ
    4.75% due 06/11/2041                                  2,395,000                    2,402,797
Chase Commercial Mortgage Securities Corp.,
    Series 2000-2, Class C
    7.928% due 07/15/2032                                 1,500,000                    1,730,708
Chaseflex Trust, Series 2005-2, Class 4A1
    5.00% due 05/25/2020                                  3,601,168                    3,629,076
Citigroup Mortgage Loan Trust, Inc.,
    Series 2004-UST1, Class A4
    4.3855% due 08/25/2034 (b)                              996,354                      987,255
Citigroup Mortgage Loan Trust, Inc.,
    Series 2005-1, Class 2B1
    4.7659% due 04/25/2035 (b)                            3,695,918                    3,668,198
Commercial Mortgage Acceptance Corp.,
    Series 1999-C1, Class A1
    6.79% due 06/15/2031                                    262,699                      266,399
Commercial Mortgage Pass Through
    Certificates, Series 2004-CNL, Class A2
    3.52% due 09/15/2014 (b)                                970,000                      971,113
Commercial Mortgage Pass-Through Certificate,
    Series 2003-LB1A, Class A2
    4.084% due 06/10/2038                                 2,525,000                    2,460,512
Countrywide Alternative Loan Trust,
    Series 2004-24CB, Class 1A1
    6.00% due 11/25/2034                                  1,653,978                    1,684,990
Countrywide Alternative Loan Trust,
    Series 2004-J7, Class 1A2
    4.673% due 08/25/2034 (b)                               870,000                      872,264
Countrywide Alternative Loan Trust,
    Series 2005-J1, Class 3A1
    6.50% due 08/25/2032                                  1,941,734                    1,982,996
Countrywide Home Loans, Series 2005-6,
    Class 2A1
    5.50% due 04/25/2035                                  2,195,079                    2,221,160
Credit Suisse First Boston Mortgage
    Securities Corp., Series 2004-AR8,
    Class 2A1
    4.6561% due 09/25/2034 (b)                            6,697,123                    6,625,949

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                     VALUE
                                                       ------------             ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Crown Castle Towers LLC,
    Series 2005-1A, Class AFX
    4.643% due 06/15/2035                              $  1,665,000             $      1,674,886
Crown Castle Towers LLC,
    Series 2005-1A, Class D
    5.612% due 06/15/2035                                   870,000                      874,622
CS First Boston Mortgage Securities Corp.,
    Series 2001-CF2, Class A2
    5.935% due 02/15/2034                                 1,647,420                    1,661,169
CS First Boston Mortgage Securities Corp.,
    Series 2001-CF2, Class A3
    6.238% due 02/15/2034                                 1,185,000                    1,235,997
CS First Boston Mortgage Securities Corp.,
    Series 2001-CKN5, Class A4
    5.435% due 09/15/2034                                 1,750,000                    1,844,053
CS First Boston Mortgage Securities Corp.,
    Series 2001-CP4, Class A4
    6.18% due 12/15/2035                                  1,625,000                    1,769,947
CS First Boston Mortgage Securities Corp.,
    Series 2002-CKN2, Class A3
    6.133% due 04/15/2037                                 1,000,000                    1,092,209
CS First Boston Mortgage Securities Corp.,
    Series 2004-C4, Class A4
    4.283% due 10/15/2039                                   550,000                      545,212
CS First Boston Mortgage Securities Corp.,
    Series 2005-C1, Class AX
    0.06% IO due 02/15/2038 (b)                          61,218,000                      757,003
CS First Boston Mortgage Securities Corp.,
    Series 2005-C1, Class F
    4.821% due 02/15/2038                                 1,050,000                    1,005,647
CS First Boston Mortgage Securities Corp.,
    Series 2005-C2, Class B
    5.016% due 04/15/2037 (b)                             2,940,000                    2,985,522
Deutsche Mortgage and Asset Receiving Corp.,
    Series 1998-C1, Class C
    6.861% due 06/15/2031                                 1,160,000                    1,232,070
Federal Home Loan Mortgage Corp.,
    Series 2002-2489, Class PE
    6.00% due 08/15/2032                                 11,000,000                   11,517,786
Federal Home Loan Mortgage Corp.,
    Series 2003-2640, Class WA
    3.50% due 03/15/2033                                    521,207                      510,043
Federal Home Loan Mortgage Corp.,
    Series 2004-2754, Class PC
    5.00% due 12/15/2028                                  2,880,000                    2,917,489
Federal Home Loan Mortgage Corp.,
    Series 2004-2836, Class QD
    5.00% due 09/15/2027                                  1,960,000                    1,984,317
Federal Home Loan Mortgage Corp.,
    Series 2004-2901, Class UB
    5.00% due 03/15/2033                                  9,415,000                    9,559,086
Federal Home Loan Mortgage Corp.,
    Series 2005-2929, Class PE
    5.00% due 05/15/2033                                  2,480,000                    2,472,820
Federal Home Loan Mortgage Corp.,
    Series 2005-2957, Class ZA
    5.00% due 03/15/2035                                  2,200,000                    2,127,991
Federal Home Loan Mortgage Corp.,
    Series 2005-2978, Class CL
    5.50% due 01/15/2031                                  7,085,000                    7,240,720
Federal Home Loan Mortgage Corp.,
    Series 2005-2978, Class JD
    5.50% due 08/15/2031                                  2,170,000                    2,221,385
Federal National Mortgage Association STRIP,
    Series 2003-346, Class 2
    5.50% IO due 12/01/2033                               2,541,779                      441,166
Federal National Mortgage Association,
    Series 2002-73, Class PE
    5.50% due 10/25/2031                                  2,665,000                    2,743,419
Federal National Mortgage Association,
    Series 2003-17, Class QT
    5.00% due 08/25/2027                                  6,372,500                    6,405,717
Federal National Mortgage Association,
    Series 2003-33, Class AC
    4.25% due 03/25/2033                                    445,826                      442,659
Federal National Mortgage Association,
    Series 2003-49, Class JE
    3.00% due 04/25/2033                                  1,163,097                    1,106,621
Federal National Mortgage Association,
    Series 2003-58, Class AD
    3.25% due 07/25/2033                                  1,331,486                    1,289,372
Federal National Mortgage Association,
    Series 2003-63, Class PE
    3.50% due 07/25/2033                                  1,015,353                      984,756
FHLMC Structured Pass Through Securities,
    Series T-41, Class 3A
    7.50% due 07/25/2032                                    417,738                      445,285
First Horizon Alternative Mortgage
    Securities, Series 2004-AA5, Class B1
    5.2616% due 12/25/2034 (b)                              459,392                      486,956
First Union National Bank Commercial Mortgage
    Trust, Series 2001-C2, Class A1
    6.204% due 01/12/2043                                 2,614,717                    2,734,242
First Union National Bank Commercial Mortgage
    Trust, Series 2002-C1, Class A1
    5.585% due 02/12/2034                                   839,131                      871,146
GE Capital Commercial Mortgage Corp.,
    Series 2001-1, Class A1
    6.079% due 05/15/2033                                   151,937                      158,547
GE Capital Commercial Mortgage Corp.,
    Series 2001-3, Class A2
    6.07% due 06/10/2038                                  1,125,000                    1,227,593
GE Capital Commercial Mortgage Corp.,
    Series 2002-2A, Class A3
    5.349% due 08/11/2036                                   750,000                      788,672
GE Capital Commercial Mortgage Corp.,
    Series 2005-C1, Class XC
    0.0509% IO due 06/10/2048 (b)                        95,985,696                    1,284,375

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                     VALUE
                                                       ------------             ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
GE Capital Commercial Mortgage Corp.,
    Series 2005-C2, Class C
    5.133% due 05/10/2043 (b)                          $  2,215,000             $      2,280,893
GE Capital Commercial Mortgage Corp.,
    Series 2005-C2, Class A4
    4.978% due 05/10/2043 (b)                             2,220,000                    2,287,111
Global Signal Trust, Series 2004-1A, Class D
    5.098% due 01/15/2034                                   900,000                      888,772
Global Signal Trust, Series 2004-2A, Class D
    5.093% due 12/15/2014                                   560,000                      555,485
GMAC Commercial Mortgage Securities, Inc.,
    Series 1997-C1, Class A3
    6.869% due 07/15/2029                                   268,202                      280,061
GMAC Commercial Mortgage Securities, Inc.,
    Series 2001-C1, Class A1
    5.988% due 04/15/2034                                 4,994,760                    5,097,738
Government National Mortgage Association,
    Series 2003-42, Class XA
    3.75% due 05/16/2033                                    345,922                      338,521
Greenwich Capital Commercial Funding Corp.,
    Series 2002-C1, Class A2
    4.112% due 01/11/2017                                 2,357,973                    2,349,413
Greenwich Capital Commercial Funding Corp.,
    Series 2003-C1, Class A4
    4.111% due 07/05/2035                                 1,580,000                    1,544,218
Greenwich Capital Commercial Funding Corp.,
    Series 2003-C2, Class A2
    4.022% due 01/05/2036                                 2,080,000                    2,060,208
GS Mortgage Securities Corp II,
    Series 2005-GG4, Class E
    5.078% due 07/10/2039 (b)                             2,680,000                    2,702,394
GS Mortgage Securities Corp II,
    Series 2005-GG4, Class XC
    0.107% IO due 07/10/2039 (b)                        183,642,000                    3,713,774
GSR Mortgage Loan Trust, Series 2004-9,
    Class B1
    4.4287% due 08/25/2034 (b)                            1,033,913                    1,031,736
Hilton Hotels Pool Trust,
    Series 2000-HL TA, Class B
    3.61% due 10/03/2015 (b)                                335,000                      337,094
Home Equity Mortgage Trust,
    Series 2005-3, Class A1
    1.00% due 01/25/2034                                  3,935,000                    3,935,000
IndyMac Index Mortgage Loan Trust,
    Series 2004-AR13, Class B1
    5.2962% due 01/25/2035                                  674,170                      677,805
IndyMac Index Mortgage Loan Trust,
    Series 2005-AR5, Class B1
    5.4604% due 05/25/2035 (b)                            1,498,340                    1,518,429
JP Morgan Chase Commercial Mortgage
    Securities Corp., Series 2002-C1, Class A3
    5.376% due 07/12/2037                                 2,620,000                    2,763,708
JP Morgan Chase Commercial Mortgage
    Securities Corp.,
    Series 2004-CBX, Class A2
    3.89% due 01/12/2037                                    750,000                      742,793
JP Morgan Chase Commercial Mortgage
    Securities Corp.,
    Series 2004-FL1A, Class A1
    3.4063% due 04/16/2019 (b)                              928,864                      929,471
JP Morgan Chase Commercial Mortgage
    Securities Corp., Series 2005-LDP2,
    Class E
    4.981% due 07/15/2042 (b)                             1,555,000                    1,570,516
JP Morgan Mortgage Trust, Series 2004-A2,
    Class 2A2
    4.07% due 05/25/2034 (b)                              1,516,142                    1,492,105
JP Morgan Mortgage Trust, Series 2005-A2,
    Class 1A1
    4.7777% due 04/25/2035 (b)                            1,790,567                    1,808,472
LB-UBS Commercial Mortgage Trust,
    Series 2002-C1, Class A4
    6.462% due 03/15/2031                                 1,500,000                    1,675,220
LB-UBS Commercial Mortgage Trust,
    Series 2003-C3, Class A4
    4.166% due 05/15/2032                                 2,435,000                    2,386,736
LB-UBS Commercial Mortgage Trust,
    Series 2005-C1, Class XCL
    0.1298% IO due 02/15/2040 (b)                        49,054,000                    1,108,056
LB-UBS Commercial Mortgage Trust,
    Series 2005-C3, Class AJ
    4.843% due 07/15/2040                                 2,070,000                    2,080,235
LB-UBS Commercial Mortgage Trust,
    Series 2005-C3, Class G
    5.111% due 07/15/2040 (b)                             1,290,000                    1,296,360
Merrill Lynch Mortgage Investors, Inc.,
    Series 1995-C2, Class A1
    6.9501% due 06/15/2021 (b)                               61,760                       61,852
Merrill Lynch Mortgage Investors, Inc.,
    Series 1997-C1, Class A3
    7.12% due 06/18/2029                                    145,384                      149,508
Merrill Lynch Mortgage Investors, Inc.,
    Series 2005-A2, Class A2
    4.5054% due 02/25/2035 (b)                            2,209,037                    2,199,119
Merrill Lynch Mortgage Trust, Series
    2005-MCP1, Class E
    5.131% due 06/12/2043 (b)                             2,105,000                    2,116,466
Merrill Lynch Mortgage Trust,
    Series 2004-BPB1, Class XC
    0.058% due 09/12/2041                                28,900,000                      578,835
Merrill Lynch Mortgage Trust,
    Series 2004-KEY2, Class A4
    4.864% due 08/12/2039 (b)                             1,620,000                    1,651,654
Merrill Lynch Mortgage Trust,
    Series 2005-MCP1, Class AJ
    4.845% due 06/12/2043 (b)                             2,215,000                    2,227,140

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                     VALUE
                                                       ------------             ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Merrill Lynch Mortgage Trust,
    Series 2005-MKB2, Class A4
    5.204% due 09/12/2042 (b)                          $    737,000             $        771,865
MLCC Mortgage Investors, Inc., Series 2004-1,
    Class 2A1
    4.7626% due 12/25/2034 (b)                            1,166,643                    1,170,880
MLCC Mortgage Investors, Inc., Series 2005-A,
    Class A1
    3.5444% due 03/25/2030 (b)                              990,159                      990,558
Morgan Stanley Capital I
    0.0623% due 07/15/2056 (b)                           39,000,000                    1,128,992
Morgan Stanley Capital I,
    Series 2003-KIDS, Class A
    3.90% due 07/14/2016 (b)                                430,168                      431,356
Morgan Stanley Capital I, Series 2004-T13,
    Class A2
    3.94% due 09/13/2045                                  1,375,000                    1,354,560
Morgan Stanley Capital I, Series 2005-T17,
    Class X1
    0.0496% IO due 12/13/2041 (b)                        78,790,680                    1,216,828
Morgan Stanley Dean Witter Capital I,
    Series 2001-IQA, Class A1
    4.57% due 12/18/2032                                    295,418                      295,518
Multi Security Asset Trust, Series 2005-RR4A,
    Class F
    5.88% due 11/28/2035 (b)                                580,000                      592,773
Nomura Asset Acceptance Corp.,
    Series 2004-R1, Class A2
    7.50% due 03/25/2034                                  6,336,123                    6,715,349
Provident Funding Mortgage Loan Trust,
    Series 2005-1, Class B1
    4.3836% due 05/25/2035 (b)                              464,576                      457,317
Residential Funding Mortgage Securities I,
    Series 2004-S2, Class A1
    5.25% due 03/25/2034                                  2,744,211                    2,742,228
Salomon Brothers Mortgage Securities VII,
    Series 2000-C3, Class A2
    6.592% due 12/18/2033                                   610,000                      666,906
Salomon Brothers Mortgage Securities VII,
    Series 2001-C1, Class A2
    6.226% due 12/18/2035                                 1,367,570                    1,413,977
Salomon Brothers Mortgage Securities VII,
    Series 2001-C1, Class A3
    6.428% due 12/18/2035                                 1,250,000                    1,366,848
Sequoia Mortgage Trust, Series 2005-3,
    Class A1
    3.46% due 05/20/2035 (b)                              1,397,594                    1,393,450
Structured Adjustable Rate Mortgage Loan
    Trust, Series 2004-8, Class 3A
    5.00% due 07/25/2034 (b)                              3,517,389                    3,505,357
Structured Asset Securities Corp.,
    Series 1998-RF2, Class A
    8.54% due 07/15/2027 (b)                                678,367                      695,898
Structured Asset Securities Corp.,
    Series 2003-NP3, Class A1
    3.8144% due 11/25/2033 (b)                               42,358                       42,382
Wachovia Bank Commercial Mortgage Trust,
    Series 2004-C10, Class A3
    4.39% due 02/15/2041                                  2,000,000                    1,992,790
Wachovia Bank Commercial Mortgage Trust,
    Series 2005-C17, Class XC
    0.0474% IO due 03/15/2042 (b)                        51,075,710                      475,821
Wachovia Bank Commercial Mortgage Trust,
    Series 2005-C19, Class A5
    4.661% due 05/15/2044                                 3,380,000                    3,396,866
Wachovia Bank Commercial Mortgage Trust,
    Series 2005-C19, Class AJ
    4.793% due 05/15/2044                                 1,900,000                    1,909,494
Wachovia Bank Commercial Mortgage Trust,
    Series 2005-C19, Class E
    5.109% due 05/15/2044 (b)                             2,525,000                    2,537,476
Wachovia Bank Commercial Mortgage Trust,
    Series 2005-WL5A, Class A2
    3.42% due 01/15/2018 (b)                              1,045,000                    1,044,943
Washington Mutual, Inc., Series 2004-AR14,
    Class A1
    4.2765% due 01/25/2035 (b)                            1,846,839                    1,835,230
Washington Mutual, Inc.,
    Series 2005-1, Class 6A1
    6.50% due 03/25/2035                                  1,691,314                    1,734,182
Wells Fargo Mortgage Backed Securities Trust,
    Series 2004-Z, Class 2A1
    4.5955% due 12/25/2034 (b)                            1,149,691                    1,150,677
Wells Fargo Mortgage Backed Securities Trust,
    Series 2005-AR2, Class 3A1
    4.9623% due 03/25/2035 (b)                            1,695,757                    1,710,035
                                                                                ----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $ 243,938,848)                                                            $    244,131,012
                                                                                ----------------

ASSET BACKED SECURITIES - 3.59%
Amresco Residential Securities Mortgage Loan
    Trust, Series 1998-1, Class A6
    6.51% due 08/25/2027                                    979,801                      977,579
ARG Funding Corp., Series 2005-2A, Class A1
    4.54% due 05/20/2009                                  1,630,000                    1,645,281
Argent Securities, Inc., Series 2004-W1,
    Class M3
    4.7644% due 03/25/2034 (b)                            1,600,000                    1,623,465
Bank One Issuance Trust, Series 2003-C1,
    Class C1
    4.54% due 09/15/2010                                    520,000                      523,415
California Infrastructure Development PG&E-1,
    Series 1997-1, Class A7
    6.42% due 09/25/2008                                    475,019                      483,186
Capital One Master Trust, Series 2000-3,
    Class C
    7.90% due 10/15/2010                                    640,000                      687,386

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT                     VALUE
                                                       ------------             ----------------
ASSET BACKED SECURITIES (CONTINUED)
Capital Trust Re CDO Ltd, Series 2005-1A, Class C
    4.01% due 03/20/2050 (b)                            $ 1,250,000             $      1,250,000
Capital Trust Re CDO Ltd, Series 2005-1A, Class E
    5.36% due 03/20/2050 (b)                                834,000                      834,000
Centex Home Equity, Series 2004-A, Class AF4
    4.51% due 08/25/2032                                  1,255,000                    1,255,913
Centex Home Equity, Series 2004-D, Class AF4
    4.68% due 06/25/2032                                    780,000                      780,837
Centex Home Equity, Series 2005-A, Class M4
    4.1144% due 01/25/2035 (b)                              875,000                      876,922
Chase Funding Mortgage Loan Asset Backed
    Trust, Series 2003-1, Class 1A3
    3.14% due 07/25/2023                                     40,351                       40,256
Chase Funding Mortgage Loan Asset Backed
    Trust, Series 2003-2, Class 1A3
    2.86% due 12/25/2024                                    198,769                      197,967
Citibank Credit Card Issuance Trust,
    Series 2003-C3, Class C3
    4.45% due 04/07/2010                                    600,000                      602,655
Contimortgage Home Equity Loan Trust,
    Series 1995-2, Class A5
    8.10% due 08/15/2025                                     65,088                       68,512
Continental Airlines Inc., Series 00-2
    7.707% due 04/02/2021                                 1,206,112                    1,207,223
Continental Airlines Inc., Series 01-1
    7.033% due 06/15/2011                                   611,547                      513,699
Continental Airlines Inc., Series 991A
    6.545% due 02/02/2019                                   547,798                      548,391
Countrywide Asset-Backed Certificates,
    Series 2004-10, Class AF3
    3.84% due 10/25/2030 (b)                              2,240,000                    2,207,443
Countrywide Asset-Backed Certificates,
    Series 2004-12, Class 2AV2
    3.59% due 09/25/2033 (b)                              1,625,000                    1,628,618
Countrywide Home Loans,
    Series 2005-12, Class 2A5
    5.50% due 05/25/2035                                    791,862                      817,640
Credit-Based Asset Servicing and
    Securitization, Series 2004-CB4, Class A3
    4.632% due 05/25/2035                                   815,000                      817,517
CW Capital Cobalt I, Series 2005-1A, Class A1
    3.565% due 05/25/2045 (b)                               870,000                      870,000
Drivetime Auto Owner Trust,
    Series 2004-A, Class A3
    2.419% due 08/15/2008                                 1,350,000                    1,330,805
Equity One ABS, Inc., Series 2003-4, Class AF3
    3.531% due 11/25/2033                                   900,000                      896,279
Equity One ABS, Inc., Series 2004-1, Class M2
    5.115% due 04/25/2034                                   750,000                      747,752
Equity One ABS, Inc., Series 2004-1, Class M3
    5.26% due 04/25/2034                                    750,000                      747,476
Equity One ABS, Inc., Series 2004-2, Class AV2
    3.5644% due 07/25/2034 (b)                              577,594                      578,566
First Franklin Mortgage Loan Asset Backed
    Certificates, Series 2004-FF3, Class A2C
    3.7944% due 05/25/2034 (b)                            1,000,000                    1,009,075
IndyMac Home Equity Loan Asset-Backed Trust,
    Series 2004-B, Class A2B
    3.67% due 11/25/2034 (b)                                750,000                      752,516
Long Beach Mortgage Loan Trust,
    Series 2004-1, Class M3
    4.0144% due 02/25/2034 (b)                            1,200,000                    1,204,016
MBNA Master Credit Card Trust, Series 1999-B,
    Class C
    6.65% due 08/15/2011                                    600,000                      644,141
Morgan Stanley ABS Capital I,
    Series 2004-OP1, Class A2B
    3.60% due 11/25/2034 (b)                              1,500,000                    1,505,279
New Century Home Equity Loan Trust,
    Series 2004-A, Class AII5
    5.25% due 08/25/2034 (b)                                990,000                    1,001,078
Onyx Acceptance Auto Trust,
    Series 2002-C, Class A4
    4.07% due 04/15/2009                                    549,274                      549,419
Option One Mortgage Loan Trust,
    Series 2004-1, Class M1
    3.9144% due 01/25/2034 (b)                              800,000                      802,341
Peco Energy Transition Trust,
    Series 1999-A, Class A7
    6.13% due 03/01/2009                                  1,440,000                    1,513,149
PG&E Energy Recovery Funding LLC,
    Series 2005-1, Class A3
    4.14% due 09/25/2012                                  1,120,000                    1,125,514
Renaissance Home Equity Loan Trust,
    Series 2004-4, Class AF2
    3.856% due 02/25/2035                                 1,795,000                    1,780,808
Renaissance Home Equity Loan Trust,
    Series 2005-2, Class AF3
    4.499% due 08/25/2035                                 1,880,000                    1,880,000
Renaissance Home Equity Loan Trust,
    Series 2005-2, Class AF4
    4.934% due 08/25/2035                                 1,785,000                    1,785,000
Residential Accredit Loans, Inc.,
    Series 2004-QS16, Class 1A1
    5.50% due 12/25/2034                                  2,020,527                    2,045,337
Residential Asset Mortgage Products, Inc.,
    Series 2003-RS10, Class AI5
    4.91% due 01/25/2031                                  1,260,000                    1,262,769
Residential Asset Mortgage Products, Inc.,
    Series 2004-RS9, Class AI4
    4.77% due 10/25/2032 (b)                              1,125,000                    1,131,039
Residential Asset Mortgage Products, Inc.,
    Series 2004-RZ3, Class AI4
    4.57% due 05/25/2033 (b)                                650,000                      648,372

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ACTIVE BOND TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT           VALUE
                                                   ---------------   --------------
ASSET BACKED SECURITIES
(CONTINUED)
Residential Asset Securities Corp.,
   Series 1999-KS4, Class AI4
   7.22% due 06/25/2028                            $       231,478   $      234,755
Specialty Underwriting & Residential Finance,
   Series 2003-BC4, Class A3B
   4.788% due 11/25/2034                                 1,616,696        1,620,767
Specialty Underwriting & Residential Finance,
   Series 2004-BC4, Class A2B
   3.62% due 10/25/2035 (b)                              1,750,000        1,756,646
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A13
   3.61% due 09/25/2034 (b)                              2,750,000        2,755,211
Structured Asset Investment Loan Trust,
   Series 2004-8, Class A7
   3.61% due 09/25/2034 (b)                              1,500,000        1,502,583
Structured Asset Securities Corp.,
   Series 2004-16XS, Class A2
   4.91% due 08/25/2034                                    950,000          947,063
Structured Asset Securities Corp.,
   Series 2004-19XS, Class A2
   4.37% due 10/25/2034                                  1,100,000        1,091,144
Structured Asset Securities Corp.,
   Series 2004-6XS, Class M1
   4.92% due 03/25/2034                                  1,100,000        1,092,961
USAA Auto Owner Trust, Series 2004-3, Class A3
   3.16% due 02/17/2009                                  1,450,000        1,434,432
Vanderbilt Acquisition Loan Trust,
   Series 2002-1, Class A3
   5.70% due 09/07/2023                                    750,000          760,542
Wells Fargo Home Equity Trust,
   Series 2004-2, Class AI5
   4.89% due 11/25/2028 (b)                              2,500,000        2,504,392
                                                                     --------------
TOTAL ASSET BACKED SECURITIES
(Cost $60,017,918)                                                   $   61,099,132
                                                                     --------------

SHORT TERM INVESTMENTS - 20.00%
Ford Motor Credit Company
   zero coupon due 08/26/2005                      $       400,000   $      397,884
Morgan Stanley Warehouse Facilities
   zero coupon due 08/24/2005                            7,200,000        7,200,000
State Street Euro Dollar Time Deposit
   1.40% due 07/01/2005 (c)***                         205,037,000      205,037,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                                 127,281,540      127,281,540
                                                                     --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $339,916,424)                                                  $  339,916,424
                                                                     --------------

TOTAL INVESTMENTS (ACTIVE BOND TRUST)
   (COST  $1,951,805,890) - 115.81%                                  $1,968,619,025
LIABILITIES IN EXCESS OF OTHER ASSETS - (15.81)%                       (268,800,753)
                                                                     --------------
TOTAL NET ASSETS - 100.00%                                           $1,699,818,272
                                                                     ==============

U.S. GOVERNMENT SECURITIES TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT           VALUE
                                                   ---------------   -------------
U.S. TREASURY OBLIGATIONS - 13.81%

U.S. TREASURY BONDS - 0.09%
   6.625% due 02/15/2027                           $       500,000   $     663,613

U.S. TREASURY NOTES - 13.72%
   3.375% due 10/15/2009                                10,000,000       9,859,380
   3.375% due 11/15/2008 ***                             3,600,000       3,563,579
   3.50% due 05/31/2007                                 39,500,000      39,379,644
   4.00% due 04/15/2010 to 02/15/2015                   36,000,000      36,319,938
   4.00% due 02/15/2014 ***                             11,430,000      11,498,763
   6.50% due 02/15/2010 ****                               500,000         557,988
                                                                     -------------
                                                                       101,179,292
                                                                     -------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $100,735,709)                                                  $ 101,842,905
                                                                     -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 77.98%

FEDERAL HOME LOAN BANK - 1.20%
   5.80% due 09/02/2008 ***                              8,350,000       8,818,802

FEDERAL HOME LOAN MORTGAGE CORP. - 29.46%
   4.50% due 04/15/2032 ***                                932,925         898,016
   5.00% due 08/01/2033                                  1,741,194       1,743,970
   5.00% due 08/01/2033 ***                              6,069,901       6,079,579
   5.00% TBA **                                         98,300,000      98,169,158
   5.50% due 01/15/2023 ***                             27,710,550       1,567,735
   5.50% TBA **                                         35,000,000      35,481,250
   6.00% due 10/01/2010 to 11/01/2028                      587,063         604,271
   6.00% due 11/01/2028 to 12/01/2028 ***                2,457,650       2,527,497
   6.00% TBA **                                         47,800,000      49,009,914
   6.50% due 07/01/2006 to 12/01/2010                      295,170         305,475
   6.50% TBA **                                         15,000,000      15,525,000
   7.00% due 02/01/2011 to 06/01/2032                    4,381,154       4,603,823
   7.00% due 02/01/2028 ***                                393,694         415,268
   7.50% due 05/01/2007                                     56,500          58,284
   8.25% due 07/01/2006                                      1,082           1,087
   9.00% due 10/01/2017                                     81,514          85,474
   9.50% due 08/01/2020                                    141,344         157,069
   11.75% due 10/01/2009 to 12/01/2013                      17,899          19,892
   12.00% due 07/01/2020                                    58,933          65,165
                                                                     -------------
                                                                       217,317,927

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 46.69%
   4.2884% due 02/17/2009 (b)***                         6,000,000       5,954,700
   4.3129% due 01/25/2043 (b)                            5,227,440       5,349,762
   5.00% TBA **                                         68,225,000      68,225,000
   5.50% due 04/01/2018 to 05/01/2018 ***               10,383,668      10,665,560
   5.50% TBA **                                        112,500,000     114,229,579
   6.00% due 02/01/2017 ***                              6,812,646       7,046,082
   6.00% TBA **                                         42,000,000      43,137,500
   6.50% due 02/01/2026 to 06/01/2029                    1,788,939       1,858,272

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT           VALUE
                                                      ---------------   --------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (CONTINUED)

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (CONTINUED)
   6.50% TBA **                                       $    66,000,000   $   68,289,408
   6.527% due 05/25/2030 (b)***                             6,368,018        6,713,750
   7.00% due 07/01/2022 to 01/01/2030                       1,386,406        1,464,924
   7.00% due 04/01/2028 to 01/01/2034 ***                   4,847,548        5,112,919
   7.50% due 09/01/2029 to 02/01/2031                         866,132          925,596
   8.00% due 06/01/2017 to 03/01/2033                       2,523,851        2,711,940
   8.25% due 09/01/2008                                        13,050           13,513
   8.50% due 02/01/2009                                         4,427            4,610
   8.50% due 08/01/2019 ***                                 1,147,689        1,248,394
   8.75% due 08/01/2009 to 10/01/2011                         209,399          217,860
   9.00% due 05/01/2021                                        36,326           39,586
   10.00% due 04/01/2016                                          552              620
   11.50% due 09/15/2013 to 09/01/2019                        198,092          220,684
   11.75% due 12/01/2015                                       47,371           52,956
   12.00% due 01/01/2013 to 04/20/2016                        494,700          569,360
   12.50% due 01/01/2013 to 09/20/2015                        235,050          262,123
   13.50% due 11/15/2014                                      117,344          132,847
   7917.4834% due 12/28/2028 (b)                                  324              324
                                                                        --------------
                                                                           344,447,869

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.63%
   6.50% due 02/15/2034 to 09/15/2034                       2,140,133        2,236,855
   7.50% due 02/15/2022 to 12/15/2027                       1,244,004        1,335,368
   8.00% due 10/15/2005                                            11               11
   8.50% due 06/15/2025 ***                                   987,997        1,089,435
   11.00% due 09/15/2015                                        4,524            5,030
                                                                        --------------
                                                                             4,666,699
                                                                        --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $574,907,315)                                                     $  575,251,297
                                                                        --------------

SHORT TERM INVESTMENTS - 52.08%
Barton Capital LLC
   3.13% due 07/13/2005 ***                           $    20,000,000   $   19,979,130
Chesham Finance LLC
   3.16% due 07/13/2005 ***                                24,400,000       24,374,299
Concord Minutemen Capital Company
   3.14% due 07/14/2005 ***                                20,000,000       19,977,322
Credit Suisse First Boston
   3.15% due 07/13/2005 ***                                24,400,000       24,374,380
DaimlerChrysler AG
   3.31% due 07/14/2005 ***                                12,210,000       12,195,406
Falcon Asset Securitization
   3.13% due 07/13/2005 ***                                14,668,000       14,652,696
Federal Farm Credit Bank Discount Notes
   zero coupon due 07/01/2005 to
     07/11/2005                                            55,000,000       54,995,708
Federal Home Loan Bank Discount Notes
   3.01% due 07/08/2005 ***                               163,000,000      162,904,600
Four Winds Funding Corp.
   3.22% due 07/14/2005 ***                                12,210,000       12,195,802
Market Street Funding Corp.
   3.135% due 07/14/2005 ***                               24,400,000       24,372,377
Mica Funding LLC
   3.16% due 07/13/2005 ***                                14,141,000       14,126,105
                                                                        --------------
TOTAL SHORT TERM INVESTMENTS
(Cost  $384,147,825)                                                    $  384,147,825
                                                                        --------------

REPURCHASE AGREEMENTS - 22.75%
Bank of America Tri-Party Repurchase Agreement
   dated 06/30/2005 at 3.34% to be repurchased
   at $15,001,392 on 07/01/2005,collateralized
   by $15,445,000 Federal Home Loan Mortgage
   Corporation, 3.90% due 05/21/2010 (valued at
   $15,301,362, including interest) ***               $    15,000,000   $   15,000,000
Greenwich Capital Tri-Party Repurchase
   Agreement dated 06/30/2005 at 3.30% to be
   repurchased at $152,875,012 on
   07/01/2005, collateralized by $50,000,000
   Federal Home Loan Bank, 3.75% due
   09/28/2006 (valued at $52,020,000,
   including interest) and $50,000,000
   Federal National Mortgage Association,
   3.875% due 07/15/2008 (valued at
   $52,530,000, including interest) and
   $50,000,000 Federal National Mortgage
   Association, 3.50% due 01/28/2008 (valued
   at  $51,892,500, including interest) and
   $1,530,000 Federal National Mortgage
   Association, 2.75% due 10/24/2006 (valued
   at  $1,546,867, including interest) ***                152,861,000      152,861,000
                                                                        --------------
TOTAL REPURCHASE AGREEMENTS
(Cost  $167,861,000)                                                    $  167,861,000
                                                                        --------------

TOTAL INVESTMENTS (U.S. GOVERNMENT SECURITIES TRUST)
   (COST $1,227,651,849) - 166.62%                                      $1,229,103,027
LIABILITIES IN EXCESS OF OTHER ASSETS - (66.62)%                          (491,413,085)
                                                                        --------------
TOTAL NET ASSETS - 100.00%                                              $  737,689,942
                                                                        ==============

SHORT-TERM BOND TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT           VALUE
                                                      ---------------   --------------
U.S. TREASURY OBLIGATIONS - 4.81%

U.S. TREASURY NOTES - 4.81%
   3.25% due 01/15/2009 (a)                           $     5,600,000   $    5,520,155

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SHORT-TERM BOND TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT           VALUE
                                                   ---------------   -------------
U.S. TREASURY OBLIGATIONS
(CONTINUED)

U.S. TREASURY NOTES (CONTINUED)
   3.625% due 07/15/2009 (a)                       $     5,500,000   $   5,481,740
                                                                     -------------
                                                                        11,001,895
                                                                     -------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,064,775)                                                   $  11,001,895
                                                                     -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.70%

FEDERAL HOME LOAN MORTGAGE CORP. - 5.89%
   2.375% due 04/15/2006                                 6,500,000       6,431,237
   3.816% due 11/01/2033                                 1,232,107       1,246,889
   6.50% due 12/01/2009                                    578,788         599,284
   7.00% due 12/01/2010 to 02/01/2014                    2,815,219       2,946,695
   7.50% due 11/01/2009 to 06/01/2012                      847,893         882,335
   8.00% due 06/01/2010                                    168,129         178,935
   8.50% due 05/01/2015                                  1,078,338       1,170,552
                                                                     -------------
                                                                        13,455,927

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 11.83%
   2.25% due 05/15/2006                                  6,000,000       5,923,110
   3.569% due 01/01/2033                                 1,340,507       1,366,451
   3.61% due 09/01/2033                                  1,628,826       1,665,730
   6.00% due 01/01/2011 to 01/01/2017                    2,852,536       2,947,889
   6.50% due 04/01/2017 to 08/01/2017                    5,714,959       5,952,027
   7.00% due 12/01/2010 to 07/01/2034                    5,145,676       5,419,311
   7.50% due 08/01/2009 to 07/01/2034                    2,763,516       2,943,509
   8.00% due 07/01/2014                                    773,511         828,891
                                                                     -------------
                                                                        27,046,918

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.98%
   7.00% due 12/15/2008                                    539,498         555,647
   8.00% due 12/15/2025                                    832,856         885,538
   8.50% due 11/15/2015                                    736,088         787,672
                                                                     -------------
                                                                         2,228,857
                                                                     -------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $43,174,208)                                                   $  42,731,702
                                                                     -------------

CORPORATE BONDS - 45.49%

AEROSPACE - 0.30%
Raytheon Company
   6.75% due 08/15/2007                                    643,000         674,557

AUTO SERVICES - 0.31%
Hertz Corp.
   4.4194% due 08/05/2008 (b)                              750,000         712,468

AUTOMOBILES - 0.67%
DaimlerChrysler NA Holding Corp.
   6.40% due 05/15/2006                                  1,500,000       1,529,290

BANKING - 3.36%
Bank of America Corp.
   4.75% due 10/15/2006                                  1,400,000       1,414,497
Bank One Corp.
   6.875% due 08/01/2006                                 1,800,000       1,851,921
Bombardier Capital, Inc., MTN
   6.125% due 06/29/2006                                 1,000,000       1,005,000
PNC Funding Corp.
   5.75% due 08/01/2006                                    875,000         888,108
Wachovia Corp.
   7.55% due 08/18/2005                                  2,500,000       2,511,992
                                                                     -------------
                                                                         7,671,518

BROADCASTING - 1.96%
British Sky Broadcasting Group PLC
   7.30% due 10/15/2006                                  1,000,000       1,038,530
Liberty Media Corp.
   4.91% due 09/17/2006 (b)                                659,000         663,059
Univision Communications Inc.
   2.875% due 10/15/2006                                 1,700,000       1,667,105
Walt Disney Company, Series B
   6.75% due 03/30/2006                                  1,100,000       1,121,813
                                                                     -------------
                                                                         4,490,507

BUILDING MATERIALS & CONSTRUCTION - 0.65%
DR Horton, Inc.
   7.50% due 12/01/2007                                  1,400,000       1,480,500

CABLE AND TELEVISION - 1.16%
Comcast MO of Delaware, Inc.
   8.30% due 05/15/2006                                    615,000         637,512
Cox Communications, Inc.
   3.95% due 12/14/2007 (b)                              1,000,000       1,005,274
Lenfest Communications, Inc.
   8.375% due 11/01/2005                                 1,000,000       1,014,160
                                                                     -------------
                                                                         2,656,946

CELLULAR COMMUNICATIONS - 0.58%
New Cingular Wireless Services, Inc.
   7.35% due 03/01/2006                                  1,300,000       1,328,408

CRUDE PETROLEUM & NATURAL GAS - 1.36%
Enterprise Products Operating LP, Series B
   4.00% due 10/15/2007                                  2,000,000       1,980,018
Sempra Energy
   3.7544% due 05/21/2008 (b)                            1,130,000       1,131,918
                                                                     -------------
                                                                         3,111,936

DOMESTIC OIL - 0.64%
Devon Energy Corp.
   2.75% due 08/01/2006                                  1,500,000       1,473,958

ELECTRICAL UTILITIES - 3.65%
Alabama Power Company
   2.65% due 02/15/2006                                  1,000,000         992,322
American Electric Power, Inc., Series A
   6.125% due 05/15/2006                                   479,000         487,415

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SHORT-TERM BOND TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT           VALUE
                                                   ---------------   -------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Centerpoint Energy, Inc., Series B
   5.875% due 06/01/2008                           $     1,150,000   $   1,190,377
FirstEnergy Corp., Series A
   5.50% due 11/15/2006                                  2,200,000       2,237,690
NiSource Finance Corp.
   7.625% due 11/15/2005                                 1,700,000       1,722,297
Pinnacle West Capital Corp.
   6.40% due 04/01/2006                                  1,700,000       1,722,916
                                                                     -------------
                                                                         8,353,017

ENERGY - 2.24%
Kansas City Power & Light Company, Series B
   6.00% due 03/15/2007                                  1,000,000       1,026,150
Northern Border Pipeline Company
   6.25% due 05/01/2007                                  2,000,000       2,067,166
Pacific Gas & Electric Company
   3.82% due 04/03/2006 (b)                                250,000         250,000
TXU Corp., Series J
   6.375% due 06/15/2006                                 1,000,000       1,016,925
TXU Energy Company, LLC
   3.92% due 01/17/2006 (b)                                750,000         749,785
                                                                     -------------
                                                                         5,110,026

FINANCIAL SERVICES - 11.87%
Boeing Capital Corp.
   5.65% due 05/15/2006                                    650,000         660,201
CIT Group, Inc., Series MTN
   3.49% due 05/18/2007 (b)                              1,000,000       1,001,791
Citigroup, Inc.
   6.75% due 12/01/2005                                  4,000,000       4,047,468
Ford Motor Credit Company
   6.875% due 02/01/2006                                 1,000,000       1,009,995
General Electric Capital Corp., Series MTNA
   5.00% due 02/15/2007                                  3,000,000       3,046,128
General Motors Acceptance Corp.
   6.125% due 09/15/2006                                 2,115,000       2,116,514
   6.75% due 01/15/2006                                  1,000,000       1,007,890
Household Finance Corp.
   6.50% due 01/24/2006                                  2,000,000       2,028,918
iStar Financial, Inc., Series B
   4.875% due 01/15/2009                                 1,620,000       1,615,950
JPMorgan Chase & Company
   6.00% due 11/01/2005                                  2,000,000       2,014,306
Lehman Brothers Holdings, Inc.
   6.625% due 02/05/2006                                 2,600,000       2,639,616
Morgan Stanley
   6.10% due 04/15/2006                                    800,000         813,190
Popular North America, Inc., Series MTNE
   6.125% due 10/15/2006                                   855,000         871,541
Residential Capital Corp.
   4.835% due 06/29/2007 (b)                             2,000,000       2,000,752
The Bear Stearns Companies, Inc.
   3.00% due 03/30/2006                                  1,250,000       1,241,996
The Goldman Sachs Group, Inc.
   7.625% due 08/17/2005                                 1,000,000       1,004,797
                                                                     -------------
                                                                        27,121,053

GAS & PIPELINE UTILITIES - 0.65%
Duke Energy Field Services
   5.75% due 11/15/2006                                  1,450,000       1,478,999

HEALTHCARE SERVICES - 0.91%
WellPoint, Inc.
   3.50% due 09/01/2007                                  1,225,000       1,207,758
   3.75% due 12/14/2007                                    895,000         883,477
                                                                     -------------
                                                                         2,091,235

HOTELS & RESTAURANTS - 1.38%
Harrah's Operating Company, Inc.
   7.125% due 06/01/2007                                 1,000,000       1,049,469
Hilton Hotels Corp.
   7.95% due 04/15/2007                                  1,000,000       1,057,011
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/2007                                 1,000,000       1,045,000
                                                                     -------------
                                                                         3,151,480

INSURANCE - 2.66%
Aetna, Inc.
   7.375% due 03/01/2006                                 2,000,000       2,041,730
CNA Financial Corp.
   6.60% due 12/15/2008                                  1,400,000       1,485,971
Hartford Financial Services Group, Inc.
   6.375% due 11/01/2008                                 1,000,000       1,059,668
ING Security Life Institutional Funding
   4.25% due 01/15/2010                                    895,000         892,573
Marsh & McLennan Companies, Inc.
   5.375% due 03/15/2007                                   590,000         597,702
                                                                     -------------
                                                                         6,077,644

INTERNATIONAL OIL - 0.40%
Kerr-McGee Corp.
   5.875% due 09/15/2006                                   900,000         911,576

LEISURE TIME - 0.69%
Caesars Entertainment, Inc.
   8.50% due 11/15/2006                                  1,500,000       1,582,500

MANUFACTURING - 0.67%
Tyco International Group SA
   5.80% due 08/01/2006                                  1,500,000       1,526,865

METAL & METAL PRODUCTS - 0.50%
Falconbridge, Ltd.
   7.375% due 09/01/2005                                 1,125,000       1,131,406

PHARMACEUTICALS - 0.72%
Caremark Rx, Inc.
   7.375% due 10/01/2006                                 1,600,000       1,653,024

PUBLISHING - 0.39%
Dow Jones & Company, Inc.
   3.875% due 02/15/2008                                   890,000         886,153

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - June 30, 2005 (Unaudited) - Continued
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SHORT-TERM BOND TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------   ------------
CORPORATE BONDS (CONTINUED)
REAL ESTATE - 4.56% CarrAmerica Realty Corp.
   7.375% due 07/01/2007                           $   1,197,000   $  1,267,743
Colonial Realty, LP
   4.75% due 02/01/2010                                1,500,000      1,488,222
Duke Realty, LP
   3.35% due 01/15/2008                                1,625,000      1,579,766
Health Care REIT, Inc.
   7.50% due 08/15/2007                                  487,000        514,234
Rouse Company
   3.625% due 03/15/2009                                 900,000        851,184
Simon Property Group LP
   3.75% due 01/30/2009                                2,256,000      2,195,846
United Dominion Realty Trust Inc., Series MTNE
   4.50% due 03/03/2008                                1,000,000      1,007,035
Vornado Realty, LP
   5.625% due 06/15/2007                               1,485,000      1,513,607
                                                                   ------------
                                                                     10,417,637

RETAIL TRADE - 0.43%
May Department Stores Company
   3.95% due 07/15/2007                                1,000,000        993,089

TELEPHONE - 2.47%
Citizens Communications Company
   7.60% due 06/01/2006                                1,250,000      1,271,875
France Telecom SA
   7.20% due 03/01/2006                                2,000,000      2,043,814
Verizon Global Funding Corp.
   6.75% due 12/01/2005                                2,303,000      2,329,537
                                                                   ------------
                                                                      5,645,226

UTILITY SERVICE - 0.31%
Progress Energy, Inc.
   6.75% due 03/01/2006                                  700,000        711,937
                                                                   ------------
TOTAL CORPORATE BONDS (Cost $104,105,190)                          $103,972,955
                                                                   ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 23.18%
Federal Home Loan Mortgage Corp.,
   Series 2516, Class AX
   8.50% due 01/15/2016                                1,292,451      1,370,450
Federal Home Loan Mortgage Corp.,
   Series 2589, Class GK
   4.00% due 03/15/2026                                4,800,183      4,776,393
Federal National Mortgage Association,
   Series 2001-53, Class GH
   8.00% due 09/25/2016                                  466,554        497,576
Banc of America Commercial Mortgage, Inc.,
   Series 2004-1, Class A1
   3.156% due 11/10/2039                               2,975,134      2,902,858
Bear Stearns Commercial Mortgage Securities,
   Series 2004-PWR3, Class A1
   3.236% due 02/11/2041                               2,706,970      2,638,155
Chase Commercial Mortgage Securities Corp.,
   Series 2000-1, Class A1
   7.656% due 04/15/2032                                 114,454        115,208
Countrywide Alternative Loan Trust,
   Series 2004-J7, Class 1AIO
   1.30% IO due 02/25/2007                            53,987,903        523,537
Countrywide Home Loan Mortgage Pass Through
   Trust, Series 2002-32, Class 2A3
   5.00% due 01/25/2018                                  850,818        852,744
CS First Boston Mortgage Securities Corp.,
   Series 2003-C3, Class A1
   2.079% due 05/15/2038                               2,187,213      2,113,440
GE Capital Commercial Mortgage Corp.,
   Series 2002-1A, Class A1
   5.033% due 12/10/2035                                 529,265        534,565
GS Mortgage Securities Corp. II, Series
   2003-C1, Class A1
   2.904% due 01/10/2040                               1,595,590      1,561,888
GS Mortgage Securities Corp. II,
   Series 2005-GSFL VII, Class A2
   3.35% due 11/06/2019 (b)                            3,007,100      3,007,100
Home Equity Mortgage Trust,
   Series 2005-3, Class A1
   1.00% due 01/25/2034                                2,000,000      2,000,000
JP Morgan Chase Commercial Mortgage
   Securities Corp.,
   Series 2004-FL1A, Class A1
   3.4063% due 04/16/2019 (b)                          1,955,503      1,956,780
LB-UBS Commercial Mortgage Trust,
   Series 2000-C3, Class A1
   7.95% due 05/15/2015                                1,243,901      1,305,676
LB-UBS Commercial Mortgage Trust,
   Series 2003-C1, Class A1
   2.72% due 03/15/2027                                2,205,707      2,153,800
Lehman Brothers Floating Rate Commercial
   Mortgage Trust, Series 2004-LLFA, Class A2
   3.39% due 10/15/2017 (b)                            2,500,000      2,501,940
Merrill Lynch Mortgage Investors Inc, Series
   2003-A1, Class 1A
   3.981% due 12/25/2032 (b)                             655,789        666,970
MLCC Mortgage Investors Inc, Series 2003-C,
   Class B1
   3.9644% due 06/25/2028 (b)                          2,000,000      2,013,892
Morgan Stanley Mortgage Loan Trust, Series
   2004-11AR, Class 1X1
   1.10% IO due 01/25/2035 (b)                       200,218,918      2,108,185
Multi Security Asset Trust, Series 2005-RR4A,
   Class A1
   4.38% due 11/28/2035                                3,763,196      3,762,296
Nomura Asset Securities Corp., Series
   1998-D6, Class A1A
   6.28% due 03/15/2030                                1,054,115      1,074,765
Sequoia Mortgage Trust, Series 2004-4, Class A
   3.5881% due 05/20/2034 (b)                          2,618,033      2,613,177

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SHORT-TERM BOND TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------   ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Structured Adjustable Rate Mortgage Loan
   Trust, Series 2004-14, Class 1A
   5.1067% due 10/25/2034 (b)                      $   4,824,267   $  4,871,933
Wells Fargo Mortgage Backed Securities Trust,
   Series 2003-2, Class A6
   5.25% due 02/25/2018                                5,000,000      5,042,463
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $54,248,925)                                                 $ 52,965,791
                                                                   ------------

ASSET BACKED SECURITIES - 6.24%
Capital Trust Re CDO, Ltd.,
   Series 2005-1A, Class B
   3.73% due 03/20/2050 (b)                            3,000,000      3,000,000
Countrywide Asset-Backed Certificates,
   Series 2004-10, Class AF3
   3.84% due 10/25/2030 (b)                            1,445,000      1,423,998
Countrywide Asset-Backed Certificates,
   Series 2005-1, Class 1AV2
   3.5144% due 07/25/2035 (b)                          1,480,000      1,479,970
Equity One ABS, Inc., Series 2003-4, Class AF3
   3.531% due 11/25/2033                                 900,000        896,279
Equity One ABS, Inc., Series 2004-2, Class AV2
   3.5644% due 07/25/2034 (b)                            808,840        810,201
First Franklin Mortgage Loan Asset Backed
   Certificates, Series 2004-FF3, Class A2C
   3.7944% due 05/25/2034 (b)                          1,000,000      1,009,075
Green Tree Financial Corp.,
   Series 1996-8, Class A6
   7.60% due 10/15/2027                                  212,290        226,300
Long Beach Mortgage Loan Trust,
   Series 2004-1, Class M3
   4.0144% due 02/25/2034 (b)                          4,000,000      4,013,388
Option One Mortgage Loan Trust, Series
   2004-1, Class A2
   3.6044% due 01/25/2034 (b)                            622,928        623,335
Residential Asset Mortgage Products, Inc.,
   Series 2003-RS3, Class AI2
   3.38% due 03/25/2029                                  729,418        727,521
Vanderbilt Mortgage Finance, Series 2001-C,
   Class A2
   4.235% due 08/07/2014                                  44,559         44,535
                                                                   ------------
TOTAL ASSET BACKED SECURITIES
(Cost $14,243,659)                                                 $ 14,254,602
                                                                   ------------

SHORT TERM INVESTMENTS - 4.19%
State Street Euro Dollar Time Deposit
   1.40% due 07/01/2005 (c)                        $   2,279,000   $  2,279,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                                 7,300,809      7,300,809
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $9,579,809)                                                  $  9,579,809
                                                                   ------------

TOTAL INVESTMENTS (SHORT-TERM BOND TRUST)
   (COST $236,416,566) - 102.61%                                   $234,506,754
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.61)%                      (5,967,770)
                                                                   ------------
TOTAL NET ASSETS - 100.00%                                         $228,538,984
                                                                   ============

MONEY MARKET TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                   -------------   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 52.39%

FEDERAL HOME LOAN BANK - 16.13%
   zero coupon due 07/08/2005 to
     08/19/2005                                    $ 419,647,000   $   418,753,807

FEDERAL HOME LOAN MORTGAGE CORP. - 18.46%
   zero coupon due 07/01/2005 to
     07/26/2005                                      356,289,000       479,174,487
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 17.80%
   zero coupon due 07/01/2005 to
     08/15/2005                                      372,856,000       462,092,126
                                                                   ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,360,020,420)                                              $ 1,360,020,420
                                                                   ---------------
COMMERCIAL PAPER - 48.02%

AEROSPACE - 1.13%
Honeywell International
   zero coupon due 07/05/2005                         29,225,000        29,214,447

BANKING - 12.58%
BNP Paribas Finance, Inc.
   zero coupon due 07/25/2005                         43,810,000        43,716,539

Danske Corp., Series A
   zero coupon due 08/24/2005                         50,000,000        49,761,500

HBOS Treasury Services PLC
   zero coupon due 07/06/2005 to
     07/11/2005                                       89,000,000        88,942,622

Rabobank USA Financial Corp.
   zero coupon due 07/22/2005                         43,960,000        43,878,711

Societe Generale North America
   zero coupon due 07/11/2005 to
     08/18/2005                                      100,500,000       100,241,180
                                                                   ---------------
                                                                       326,540,552

CHEMICALS - 0.73%
E.I. Dupont De Nemours & Company
   zero coupon due 08/01/2005                         19,119,000        19,067,469

COMPUTERS & BUSINESS EQUIPMENT - 0.89%
International Business Machines Corp.
   zero coupon due 07/12/2005                         23,023,000        23,001,825

COSMETICS & TOILETRIES - 4.25%
Colgate-Palmolive Company
   zero coupon due 07/28/2005                         30,835,000        30,760,996

Proctor & Gamble Company
   zero coupon due 07/20/2005                         79,816,000        79,682,463
                                                                   ---------------
                                                                       110,443,459

DIVERSIFIED FINANCIAL SERVICES - 6.77%
Galleon Capital LLC
   zero coupon due 07/14/2005                         32,286,000        32,249,508

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MONEY MARKET TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                   -------------   ---------------
COMMERCIAL PAPER (CONTINUED)

DIVERSIFIED FINANCIAL SERVICES
(CONTINUED)
National Rural Utilities Cooperative Finance
   Corp.
   zero coupon due 07/13/2005 to
     07/15/2005                                      93,722,000    $    93,613,783
Shell Finance (U.K.) PLC
   zero coupon due 08/01/2005                        50,000,000         49,867,820
                                                                   ---------------
                                                                       175,731,111

ELECTRICAL UTILITIES - 0.77%
Florida Power & Light Company
   zero coupon due 07/07/2005                        19,920,000         19,909,940

FINANCIAL SERVICES - 15.28%
Clipper Receivables Corp.
   zero coupon due 07/05/2005 to
     07/06/2005                                      86,400,000         86,364,622
ING (U.S.) Funding LLC
   zero coupon due 07/18/2005                        37,100,000         37,044,463
State Street Corp.
   zero coupon due 07/13/2005 to
     07/20/2005 (c)                                  90,000,000         89,880,445
The Goldman Sachs Group, Inc.
   zero coupon due 07/15/2005 to
     07/18/2005                                      98,712,000         98,579,549
UBS Finance Delaware LLC
   zero coupon due 07/13/2005 to
     08/08/2005                                      85,000,000         84,796,500
                                                                   ---------------
                                                                       396,665,579

FOOD & BEVERAGES - 2.58%
Coca-Cola Company
   zero coupon due 07/11/2005                        67,100,000         67,043,524

RETAIL TRADE - 3.04%
Wal-Mart Stores, Inc.
   zero coupon due 07/12/2005 to
     08/02/2005                                      79,069,000         78,898,798
                                                                   ---------------
TOTAL COMMERCIAL PAPER (Cost $1,246,516,704)                       $ 1,246,516,704
                                                                   ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 52.39%

FEDERAL HOME LOAN MORTGAGE CORP. - 18.46%
Federal Home Loan Mortgage Corp. Discount
   Notes
   zero coupon due 08/01/2005 to
     08/09/2005                                     123,458,000        479,174,487

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 17.80%
Federal National Mortgage Association
   Discount Notes
   zero coupon due 08/03/2005                        90,082,000        462,092,126
                                                                   ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,360,020,420)                                              $ 1,360,020,420
                                                                   ---------------
TOTAL INVESTMENTS (MONEY MARKET TRUST)
   (COST $2,606,537,124) - 100.41%                                 $ 2,606,537,124
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.41)%                        (10,616,142)
                                                                   ---------------
TOTAL NET ASSETS - 100.00%                                         $ 2,595,920,982
                                                                   ===============

MONEY MARKET TRUST B

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                   -------------   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 78.54%

FEDERAL HOME LOAN BANK - 15.75%
   zero coupon due 07/29/2005                      $  70,000,000   $    69,826,867

FEDERAL HOME LOAN MORTGAGE CORP. - 16.10%
   zero coupon due 07/01/2005 to
     07/26/2005                                       51,905,000        71,342,992

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 46.69%
   7.00% due 07/15/2005                               10,000,000        10,015,926

   zero coupon due 07/01/2005 to
     07/18/2005                                      197,075,000       196,886,017
                                                                   ---------------
                                                                       206,901,943
                                                                   ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $348,071,802)                                                $   348,071,802
                                                                   ---------------

CORPORATE BONDS - 1.58%

DIVERSIFIED FINANCIAL SERVICES - 1.58%
General Electric Capital Corp., Series MTN
   3.34% due 06/17/2006 (b)                            7,000,000         7,000,000
                                                                   ---------------
TOTAL CORPORATE BONDS (Cost $7,000,000)                            $     7,000,000
                                                                   ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.15%
Aire Valley Mortages PLC, Series 2004-1A,
   Class 1A
   3.26% due 09/20/2005 (b)                            4,700,000         4,700,000

Lothian Mortgages PLC, Series 2005-4A,
   Class A1
   3.08% due 01/24/2006 (b)                            2,625,000         2,625,000

Permanent Financing PLC, Series 2005-7,
   Class 1A
   3.05% due 03/10/2006 (b)                            2,195,000         2,195,000
                                                                   ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,520,000)                                                  $     9,520,000
                                                                   ---------------

ASSET BACKED SECURITIES - 0.33%
GE Commercial Equipment Financing LLC,
   Series 2004-1, Class A1
   3.05% due 11/20/2005 (b)                              820,868           820,868

GE Commercial Equipment Financing LLC,
   Series 2004-A, Class A1
   2.59% due 12/22/2005                                  620,601           620,601
                                                                   ---------------
TOTAL ASSET BACKED SECURITIES
(Cost $1,441,469)                                                  $     1,441,469
                                                                   ---------------

COMMERCIAL PAPER - 32.27%

BANKING - 13.73%
Danske Corp., Series A
   zero coupon due 07/28/2005                         18,000,000        17,957,070

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MONEY MARKET TRUST B (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                   -------------   ---------------
COMMERCIAL PAPER (CONTINUED)

BANKING (CONTINUED)
HBOS Treasury Services PLC
   zero coupon due 07/20/2005                          8,000,000   $     7,987,080
Rabobank USA Financial Corp.
   zero coupon due 06/22/2005                         20,000,000        19,931,178
Regions Bank
   zero coupon due 08/09/2005                         10,000,000        10,000,000
US Bancorp II
   zero coupon due 09/16/2005                          5,000,000         5,001,887
                                                                   ---------------
                                                                        60,877,215

DIVERSIFIED FINANCIAL SERVICES - 8.14%
Galleon Capital LLC
   zero coupon due 07/22/2005                         19,075,000        19,039,616
National Rural Utilities Cooperative Finance
   Corp.
   zero coupon due 07/19/2005                         17,050,000        17,023,231
                                                                   ---------------
                                                                        36,062,847

FINANCIAL SERVICES - 9.72%
Credit Suisse First Boston (New York)
   zero coupon due 12/08/2005                          3,500,000         3,500,622
ING (U.S.) Funding LLC
   zero coupon due 07/27/2005                         13,665,000        13,633,278
Morgan Stanley Dean Witter Company
   zero coupon due 06/07/2005                          8,000,000         7,988,365
UBS Finance Delaware LLC
   zero coupon due 06/01/2005                         18,000,000        17,984,250
                                                                   ---------------
                                                                        43,106,515

INSURANCE - 0.68%
Monumental Life Insurance Company
   zero coupon due 08/01/2005                          3,000,000         3,000,000
                                                                   ---------------
TOTAL COMMERCIAL PAPER (Cost $143,046,577)                         $   143,046,577
                                                                   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 78.54%

FEDERAL HOME LOAN MORTGAGE CORP. - 16.10%
Federal Home Loan Mortgage Corp. Discount
   Notes
   zero coupon due 08/01/2005 to
     08/09/2005                                       19,530,000        71,342,992
                                                                   ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $348,071,802)                                                $   348,071,802
                                                                   ---------------

REPURCHASE AGREEMENTS - 0.82%
Repurchase Agreement with State Street
   Corp. dated 06/30/2005 at 2.70% to
   be repurchased at $3,625,272 on
   07/01/2005, collateralized by
   $2,560,000 U.S. Treasury Notes,
   8.125% due 8/15/2019 (valued at
   $3,697,971, including interest) (c)             $   3,625,000   $     3,625,000
                                                                   ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $3,625,000)                                                  $     3,625,000
                                                                   ---------------
TOTAL INVESTMENTS (MONEY MARKET TRUST B)
   (COST $512,704,848) - 115.69%                                   $   512,704,848
LIABILITIES IN EXCESS OF OTHER ASSETS - (15.69)%                       (69,538,621)
                                                                   ---------------
TOTAL NET ASSETS - 100.00%                                         $   443,166,227
                                                                   ===============

LIFESTYLE AGGRESSIVE 1000 TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                     -----------   ---------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
All Cap Growth Trust Series NAV                        1,107,103   $    16,606,550
All Cap Value Trust Series NAV                         1,224,672        16,606,550
Blue Chip Growth Trust Series NAV                      3,026,710        49,819,649
Core Equity Trust Series NAV                           4,175,497        58,122,924
Emerging Growth Trust Series NAV                       1,023,201        16,606,550
Emerging Small Company Trust Series NAV                  583,300        16,606,550
Equity-Income Trust Series NAV                         2,572,266        41,516,374
Fundamental Value Trust Series NAV                     4,096,048        58,122,924
International Opportunities Trust Series NAV           3,292,337        41,516,374
International Small Cap Trust Series NAV               2,837,110        49,819,649
International Stock Trust Series NAV                   6,066,320        66,426,199
International Value Trust Series NAV                   6,303,383        91,336,023
Large Cap Trust Series NAV                             1,263,817        16,606,550
Large Cap Value Trust Series NAV                       1,247,362        24,909,825
Mid Cap Core Trust Series NAV                          2,071,934        33,213,099
Mid Cap Stock Trust Series NAV                         3,050,432        41,516,374
Mid Cap Value Trust Series NAV                         1,864,857        33,213,099
Natural Resources Trust Series NAV                     1,978,540        49,819,649
Small Cap Opportunities Trust Series NAV               1,168,378        24,909,825
Small Cap Trust Series NAV                             1,224,672        16,606,550
Small Company Value Trust Series NAV                     808,498        16,606,550
Special Value Trust Series NAV                         1,345,023        24,909,825
U.S. Global Leaders Growth Trust Series NAV            2,000,789        24,909,825
                                                                   ---------------
TOTAL INVESTMENT COMPANIES (Cost $833,121,444)                     $   830,327,487
                                                                   ---------------
TOTAL INVESTMENTS (LIFESTYLE AGGRESSIVE 1000 TRUST)
   (COST $833,121,444) - 100.00%                                   $   830,327,487
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                              (28,134)
                                                                   ---------------
TOTAL NET ASSETS - 100.00%                                         $   830,299,353
                                                                   ===============

LIFESTYLE GROWTH 820 TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -----------   -------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
All Cap Growth Trust Series NAV                        6,567,186   $  98,507,785
All Cap Value Trust Series NAV                        10,896,879     147,761,678
Blue Chip Growth Trust Series NAV                     20,946,370     344,777,249
Capital Appreciation Trust Series NAV                 16,734,052     147,761,678
Core Bond Trust Series NAV                             7,762,631      98,507,786
Core Equity Trust Series NAV                          17,691,772     246,269,463
Emerging Small Company Trust Series NAV                3,460,056      98,507,786
Equity-Income Trust Series NAV                        15,258,331     246,269,463

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFESTYLE GROWTH 820 TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                     -----------   ---------------
INVESTMENT COMPANIES (CONTINUED)
JOHN HANCOCK TRUST
Fundamental Value Trust Series NAV                    20,826,170   $   295,523,356
Global Bond Trust Series NAV                           6,664,938        98,507,785
High Yield Trust Series NAV                           29,434,597       295,523,356
International Opportunities Trust Series NAV          15,623,757       197,015,571
International Small Cap Trust Series NAV              11,219,566       197,015,571
International Stock Trust Series NAV                  22,490,362       246,269,463
International Value Trust Series NAV                  23,794,151       344,777,249
Large Cap Value Trust Series NAV                       4,932,788        98,507,785
Mid Cap Core Trust Series NAV                          6,145,214        98,507,785
Mid Cap Stock Trust Series NAV                         7,237,898        98,507,785
Mid Cap Value Trust Series NAV                         5,531,038        98,507,785
Natural Resources Trust Series NAV                     9,780,360       246,269,463
Quantitative Value Trust Series NAV                   10,354,708       147,761,678
Real Estate Securities Trust Series NAV                4,163,474        98,507,785
Real Return Bond Trust Series NAV                     10,912,975       147,761,678
Small Cap Opportunities Trust Series NAV               4,620,440        98,507,785
Small Cap Trust Series NAV                             7,264,586        98,507,785
Small Company Value Trust Series NAV                   7,193,850       147,761,678
Strategic Bond Trust Series NAV                       12,385,723       147,761,678
Total Return Trust Series NAV                          7,117,615        98,507,785
U.S. Global Leaders Growth Trust Series NAV            7,912,272        98,507,785
U.S. High Yield Bond Trust Series NAV                  7,756,519        98,507,785
                                                                   ---------------
TOTAL INVESTMENT COMPANIES (Cost $4,943,103,859)                   $ 4,925,389,264
                                                                   ---------------
TOTAL INVESTMENTS (LIFESTYLE GROWTH 820 TRUST)
   (COST $4,943,103,859) - 100.00%                                 $ 4,925,389,264
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                             (142,803)
                                                                   ---------------
TOTAL NET ASSETS - 100.00%                                         $ 4,925,246,461
                                                                   ===============

LIFESTYLE BALANCED 640 TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                     -----------   ---------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
All Cap Growth Trust Series NAV                      10,173,627    $   152,604,401
All Cap Value Trust Series NAV                        7,502,675        101,736,268
Blue Chip Growth Trust Series NAV                    18,542,455        305,208,802
Capital Appreciation Trust Series NAV                11,521,661        101,736,268
Core Bond Trust Series NAV                            8,017,042        101,736,267
Core Equity Trust Series NAV                         10,962,960        152,604,401
Equity-Income Trust Series NAV                       22,061,768        356,076,936
Fundamental Value Trust Series NAV                   10,754,362        152,604,401
Global Bond Trust Series NAV                         20,650,122        305,208,802
High Yield Trust Series NAV                          60,798,566        610,417,875
International Opportunities Trust Series NAV          8,067,904        101,736,267
International Small Cap Trust Series NAV              5,793,637        101,736,267
International Stock Trust Series NAV                 13,936,475        152,604,401
International Value Trust Series NAV                 17,552,841        254,340,669
Large Cap Trust Series NAV                            7,742,472        101,736,088
Natural Resources Trust Series NAV                   10,100,900        254,340,668
Quantitative Value Trust Series NAV                   7,129,381        101,736,268
Real Estate Securities Trust Series NAV              10,749,817        254,340,669
Real Return Bond Trust Series NAV                    18,784,392        254,340,668
Small Cap Opportunities Trust Series NAV              4,771,870        101,736,267
Small Cap Trust Series NAV                            7,502,675        101,736,267
Strategic Bond Trust Series NAV                      29,847,187        356,076,936
Strategic Value Trust Series NAV                      9,707,659        101,736,268
Total Return Trust Series NAV                        18,377,216        254,340,668
U.S. Global Leaders Growth Trust Series NAV          12,257,382        152,604,401
U.S. High Yield Bond Trust Series NAV                 8,010,730        101,736,267
                                                                   ---------------
TOTAL INVESTMENT COMPANIES (Cost $5,152,217,713)                   $ 5,086,813,460
                                                                   ---------------
TOTAL INVESTMENTS (LIFESTYLE BALANCED 640 TRUST)
   (COST $5,152,217,713) - 100.00%                                 $ 5,086,813,460
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                             (161,117)
                                                                   ---------------
TOTAL NET ASSETS - 100.00%                                         $ 5,086,652,343
                                                                   ===============

LIFESTYLE MODERATE 460 TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                     -----------   ---------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
All Cap Value Trust Series NAV                         2,188,091   $    29,670,518
Blue Chip Growth Trust Series NAV                      5,407,749        89,011,553
Core Bond Trust Series NAV                             2,338,102        29,670,518
Core Equity Trust Series NAV                           4,263,005        59,341,035
Equity-Income Trust Series NAV                         1,838,322        29,670,518
Fundamental Value Trust Series NAV                     3,136,418        44,505,777
Global Bond Trust Series NAV                          10,037,388       148,352,588
High Yield Trust Series NAV                           13,298,539       133,517,329
International Stock Trust Series NAV                   6,774,091        74,176,294
International Value Trust Series NAV                   6,142,964        89,011,553
Investment Quality Bond Trust Series NAV               3,702,644        44,505,776
Large Cap Value Trust Series NAV                       1,485,755        29,670,518
Real Estate Securities Trust Series NAV                2,508,074        59,341,035
Real Return Bond Trust Series NAV                      4,382,647        59,341,035
Small Company Trust Series NAV                         3,929,870        59,341,035
Strategic Bond Trust Series NAV                        9,948,204       118,682,071
Total Return Trust Series NAV                         12,862,941       178,023,106
U.S. Global Leaders Growth Trust Series NAV            2,383,174        29,670,518
U.S. Government Securities Trust Series NAV           10,900,264       148,352,588
U.S. High Yield Bond Trust Series NAV                  2,336,261        29,670,518
                                                                   ---------------
TOTAL INVESTMENT COMPANIES (Cost $1,510,189,372)                   $ 1,483,525,883
                                                                   ---------------

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (LIFESTYLE MODERATE 460 TRUST)
   (COST $1,510,189,372) - 100.00%                               $   1,483,525,883
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                              (44,056)
                                                                 -----------------
TOTAL NET ASSETS - 100.00%                                       $   1,483,481,827
                                                                 =================

LIFESTYLE CONSERVATIVE 280 TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                     -----------   ---------------
INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK TRUST
Blue Chip Growth Trust Series NAV                        926,091   $    15,243,454
Core Bond Trust Series NAV                             1,201,218        15,243,453
Equity-Income Trust Series NAV                         1,888,904        30,486,907
Fundamental Value Trust Series NAV                     2,148,478        30,486,907
Global Bond Trust Series NAV                           4,125,427        60,973,814
High Yield Trust Series NAV                            6,073,089        60,973,814
International Stock Trust Series NAV                   1,392,096        15,243,454
International Value Trust Series NAV                   1,577,997        22,865,180
Investment Quality Bond Trust Series NAV               6,340,871        76,217,268
Real Estate Securities Trust Series NAV                1,610,678        38,108,634
Real Return Bond Trust Series NAV                      2,251,618        30,486,907
Strategic Bond Trust Series NAV                        8,944,189       106,704,175
Total Return Trust Series NAV                          6,057,731        83,838,995
U.S. Government Securities Trust Series NAV           12,880,214       175,299,716
                                                                   ---------------
TOTAL INVESTMENT COMPANIES (Cost $776,408,484)                     $   762,172,678
                                                                   ---------------
TOTAL INVESTMENTS (LIFESTYLE CONSERVATIVE 280 TRUST)
   (COST $776,408,484) - 100.00%                                   $   762,172,678
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.00%                              (25,635)
                                                                   ---------------
TOTAL NET ASSETS - 100.00%                                         $   762,147,043
                                                                   ===============

AMERICAN GROWTH TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                     -----------   ---------------
INVESTMENT COMPANIES - 100.01%
American Growth Trust - Class 2 *                    16,988,393    $   895,288,301
                                                                   ---------------
TOTAL INVESTMENT COMPANIES (Cost $780,241,022)                     $   895,288,301
                                                                   ---------------
TOTAL INVESTMENTS (AMERICAN GROWTH TRUST)
   (COST $780,241,022) - 100.01%                                   $   895,288,301
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01)%                            (60,107)
                                                                   ---------------
TOTAL NET ASSETS - 100.00%                                         $   895,228,194
                                                                   ===============

AMERICAN INTERNATIONAL TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                     -----------   ---------------
INVESTMENT COMPANIES - 100.01%
American International Trust - Class 2                27,741,738   $   442,758,136
                                                                   ---------------
TOTAL INVESTMENT COMPANIES (Cost $402,122,633)                     $   442,758,136
                                                                   ---------------
TOTAL INVESTMENTS (AMERICAN INTERNATIONAL TRUST)
     (COST $402,122,633) - 100.01%                                 $   442,758,136
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01)%                            (28,890)
                                                                   ---------------
TOTAL NET ASSETS - 100.00%                                         $   442,729,246
                                                                   ===============

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT          VALUE
                                                         -----------   ---------------
INVESTMENT COMPANIES - 100.01%
American Blue Chip Income & Growth Trust -
     Class 2                                              17,950,756   $   182,379,680
                                                                       ---------------
TOTAL INVESTMENT COMPANIES (Cost $166,796,368)                         $   182,379,680
                                                                       ---------------
TOTAL INVESTMENTS (AMERICAN BLUE CHIP INCOME AND GROWTH                $   182,379,680
TRUST) (COST $166,796,368) - 100.01%
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01)%                                (18,770)
                                                                       ---------------
TOTAL NET ASSETS - 100.00%                                             $   182,360,910
                                                                       ===============

AMERICAN GROWTH-INCOME TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                     -----------   ---------------
INVESTMENT COMPANIES - 100.01%
American Growth-Income Trust - Class 2                19,105,687   $   693,727,508
                                                                   ---------------
TOTAL INVESTMENT COMPANIES (Cost $644,554,697)                     $   693,727,508
                                                                   ---------------
TOTAL INVESTMENTS (AMERICAN GROWTH-INCOME TRUST)
     (COST $644,554,697) - 100.01%                                 $   693,727,508
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01)%                            (47,871)
                                                                   ---------------
TOTAL NET ASSETS - 100.00%                                         $   693,679,637
                                                                   ===============

FOOTNOTES

Percentages are stated as a percent of net assets.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

Key to Currency Abbreviations

AUD      - Australian Dollar
CAD      - Canadian Dollar
CHF      - Swiss Franc
COP      - Colombian Peso
CZK      - Czech Koruna
DKK      - Danish Krone
EUR      - European Currency
FIM      - Finnish Markka
FRF      - French Franc
DEM      - German Deutsche Mark
GBP      - British Pound
GRD      - Greek Drachma
HKD      - Hong Kong Dollar
HUF      - Hungarian Forint
ITL      - Italian Lira
IEP      - Irish Punt
JPY      - Japanese Yen
MXN      - Mexican Peso
NLG      - Netherlands Guilder
NZD      - New Zealand Dollar
NOK      - Norweigan Krone
PHP      - Philippines Peso
PLN      - Polish Zloty
SEK      - Swedish Krona
SGD      - Singapore Dollar
TRY      - Turkish Lira
USD      - US Dollar
ZAR      - South African Rand

Key to Security Abbreviations and Legend

ADR      - American Depositary Receipts
ADS      - American Depositary Shares
CDO      - Collateralized Debt Obligation
ESOP     - Employee Stock Ownership Program
EWCO     - European Written Call Option
GDR      - Global Depositary Receipts
GTD      - Guaranteed
IO       - Interest Only (Carries notional principal amount)
MTN      - Medium Term Note
NIM      - Net Interest Margin
OTC      - Over The Counter
PLC      - Public Limited Company
PIK      - Paid In Kind
PO       - Principal Only
REIT     - Real Estate Investment Trust
REMIC    - Real Estate Mortgage Investment Conduit
SBI      - Shares Beneficial Interest
SADR     - Sponsored American Depositary Receipts
SPDR     - Standard & Poor's Depositary Receipts
TBA      - To Be Announced
+++        Non-Income producing, issuer is in bankruptcy and is in
           default of interest payments
*          Non-Income Producing
(a)      All or a portion of this security was out on loan
(b)      Floating Rate Note
(c)      Investment is an affiliate of the Trust's subadvisor or custodian bank
(d)      Principal amount of security is adjusted for inflation
(e)      Security Fair Valued on June 30, 2005
(f)      Delisted
**       Purchased on a forward commitment (Note 2)
*** At June 30, 2005, all or a portion of this security was pledged to cover forward commitments purchased.
**** At June 30, 2005, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION OF THE TRUST. The John Hancock Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers eighty-three separate investment portfolios, 75 which are described here as follows: the Science & Technology Trust ("Science & Technology"), the Pacific Rim Trust ("Pacific Rim", formerly "Pacific Rim Emerging Markets Trust"), the Health Sciences Trust ("Health Sciences"), the Emerging Growth Trust ("Emerging Growth"), the Small Cap Growth Trust ("Small Cap Growth"), the Emerging Small Company Trust ("Emerging Small Company"), the Small Cap Trust ("Small Cap"), the Small Company Trust ("Small Company"), the Dynamic Growth Trust ("Dynamic Growth"), the Mid Cap Stock Trust ("Mid Cap Stock"), the Natural Resources Trust ("Natural Resources"), the All Cap Growth Trust ("All Cap Growth"), the Strategic Opportunities Trust ("Strategic Opportunities"), the Financial Services Trust ("Financial Services"), the International Opportunities Trust ("International Opportunities"), the International Stock Trust ("International Stock"), the International Small Cap Trust ("International Small Cap"), the Overseas Equity Trust ("Overseas Equity"), the International Value Trust ("International Value"), the Quantitative Mid Cap Trust ("Quantitative Mid Cap"), the Mid Cap Core Trust ("Mid Cap Core"), the Global Trust ("Global", formerly "Global Equity Trust"), the Capital Appreciation Trust ("Capital Appreciation"), the U.S. Global Leaders Growth Trust ("U.S. Global Leaders Growth"), the Quantitative All Cap Trust ("Quantitative All Cap"), the All Cap Core Trust ("All Cap Core"), the Large Cap Growth Trust ("Large Cap Growth"), the Blue Chip Growth Trust ("Blue Chip Growth"), the U.S. Large Cap Trust ("U.S. Large Cap"), the Core Equity Trust ("Core Equity"), the Strategic Value Trust ("Strategic Value"), the Large Cap Value Trust ("Large Cap Value"), the Classic Value Trust ("Classic Value"), the Utilities Trust ("Utilities"), the Real Estate Securities Trust ("Real Estate Securities"), the Small Cap Opportunities Trust ("Small Cap Opportunities"), the Small Cap Value Trust ("Small Cap Value"), the Small Company Value Trust ("Small Company Value"), the Special Value Trust ("Special Value"), the Mid Value Trust ("Mid Value"), the Mid Cap Value Trust ("Mid Cap Value"), the Value Trust ("Value"), the All Cap Value Trust ("All Cap Value"), the Growth & Income Trust II ("Growth & Income II"), the Fundamental Value Trust ("Fundamental Value"), the Growth & Income Trust ("Growth & Income"), the Large Cap Trust ("Large Cap"), the Quantitative Value Trust ("Quantitative Value"), the Equity-Income Trust ("Equity-Income"), the Income & Value Trust ("Income & Value"), the Managed Trust ("Managed"), the Global Allocation Trust ("Global Allocation"), the High Yield Trust ("High Yield"), the U.S. High Yield Bond Trust ("U.S. High Yield Bond"), the Strategic Bond Trust ("Strategic Bond"), the Strategic Income Trust ("Strategic Income"), the Global Bond Trust ("Global Bond"), the Investment Quality Bond Trust ("Investment Quality Bond"), the Total Return Trust ("Total Return"), the Real Return Bond Trust ("Real Return Bond"), the Core Bond Trust ("Core Bond"), the Active Bond Trust ("Active Bond"), the U.S. Government Securities Trust ("U.S. Government Securities"), the Short-Term Bond Trust ("Short-Term Bond"), the Money Market Trust ("Money Market"), the Money Market Trust B ("Money Market B"), the Lifestyle Aggressive 1000 Trust ("Lifestyle Aggressive 1000"), the Lifestyle Growth 820 Trust ("Lifestyle Growth 820"), the Lifestyle Balanced 640 Trust ("Lifestyle Balanced 640"), the Lifestyle Moderate 460 Trust ("Lifestyle Moderate 460"), the Lifestyle Conservative 280 Trust ("Lifestyle Conservative 280"), the American Growth Trust ("American Growth"), the American International Trust ("American International"), the American Blue Chip Income and Growth Trust ("American Blue Chip Income and Growth"), the American Growth-Income Trust ("American Growth-Income"). Each of the Portfolios with the exception of Health Sciences, Dynamic Growth, Natural Resources, Financial Services, U.S. Global Leaders Growth, Core Equity, Utilities, Real Estate Securities, Global Bond, Real Return Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth is diversified for purposes of the Investment Company Act of 1940, as amended.

CHANGE IN TRUST AND ADVISER NAME. Effective January 1, 2005, the name of the Trust was changed from Manufacturers Investment Trust to John Hancock Trust and the name of the adviser was changed from Manufacturers Securities Services, LLC to John Hancock Investment Management Services, LLC.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") and to Separate Accounts A and B and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York ("John Hancock New York") and in the case of Series III shares, to certain qualified pension and retirement plans. In addition, shares of the portfolios are also offered to separate accounts U, V, S and I issued by John Hancock Variable Life Insurance Company ("JHVLICO") and to separate accounts U,V, UV, H and JF issued by John Hancock Life Insurance Company ("JHLICO"). John Hancock USA, John Hancock New York, JHVLICO and JHLICO are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company ("Manulife"), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial". John Hancock New York is a wholly owned subsidiary of John Hancock USA.

At June 30, 2005, of the Trust portfolios noted above, John Hancock USA owned seed money shares of 401,642, 131,435, 402,305 and 812,352 in U.S. Global
Leaders Growth, Quantitative All Cap, Classic Value and Strategic Income, respectively. These share amounts represent 4.42%, 44.97%, 28.07% and 41.71% of the total shares outstanding in each of the portfolios, respectively.

John Hancock Investment Management Services, LLC ("JHIMS"), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust (See Note 5) and John Hancock Distributors, LLC ("JHD") a Delaware limited liability company controlled by John Hancock USA, serves as principal underwriter of the variable contracts issued by John Hancock USA and John Hancock New York (See Note 6).

The Trust offers five classes of shares. Series I and Series II shares are offered for all portfolios with the exception of Growth & Income II, Managed, Short-Term Bond and Money Market B. Series III shares are offered for the following portfolios: Science & Technology, Pacific Rim, Health Sciences, Emerging Growth, Emerging Small Company, Mid Cap Stock, Natural Resources, Financial Services, International Small Cap, Global, U.S. Global Leaders Growth, Quantitative All Cap, Blue Chip Growth, Utilities, Real Estate Securities, Special Value, Mid Cap Value, All Cap Value, Fundamental Value, Growth & Income, Equity-Income, High Yield, Strategic Bond, Global Bond, Investment Quality Bond, Total Return, Real Return Bond, U.S. Government Securities and Money Market. Series IIIA shares are offered for Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative
280. Series NAV shares are offered for all portfolios with the exception of American Growth, American International, American Blue Chip Income and Growth and American Growth-Income. Series I, Series II, Series III, Series IIIA and Series NAV shares are the same, except for differences in class expenses and voting rights with respect to their distribution plans (see Note 6).

NEW PORTFOLIOS. Effective April 29, 2005, the Trust added fourteen new portfolios. Nine of these portfolios (Money Market B, Managed, Short-Term Bond, Active Bond, Overseas Equity, Small Cap Growth, Small Cap Value, Mid Value, and Growth & Income II) received assets from John Hancock Variable Series Trust I ("VST") pursuant to an Agreement and Plan of Reorganization (see "Reorganization" below). The remaining five portfolios (Large Cap, International Opportunities, Small Cap, Core Bond and U.S. High Yield Bond) did not receive assets pursuant to such Agreement and Plan of Reorganization.

PAYMENT MADE BY AFFILIATE. Effective as of December 21, 2004, JHIMS paid to each of the Lifestyle Trusts for the benefit of the Series I shares the following amounts: Lifestyle Aggressive 1000 Trust, $76,816, Lifestyle Growth 820 Trust, $346,385, Lifestyle Balanced 640 Trust, $435,291, Lifestyle Moderate 460 Trust, $188,678 and Lifestyle Conservative 280 Trust, $128,694. JHIMS made this payment to remedy any possible disadvantage Series I shareholders may have experienced due to lack of prospectus disclosure during the period January 2002 to September 2003 regarding the method of investing the proceeds of sales of Series I and Series II shares of the Lifestyle Trusts in shares of the underlying portfolios.

At December 31, 2004, JHIMS accrued $371,819 in Global Bond resulting from the correction of the valuation of an option on an interest rate swap contract.

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

ORGANIZATION OF THE TRUST, CONTINUED

REORGANIZATION. On March 1, 2005 and April 4, 2005 the shareholders of the John Hancock Trust and John Hancock Variable Series Trust I, respectively voted to approve an Agreement Plan of Reorganization (the "Agreement") providing for the acquisition of all the assets, subject to all of the liabilities of (1) the Diversified Bond Trust (a "Transferor Portfolio") and the VST Active Bond Fund (a "Transferor Portfolio") by and in exchange for shares of the Active Bond Trust (an "Acquiring Portfolio"), (2) the VST Earnings Growth Fund (a "Transferor Portfolio") by and in exchange for shares of the Large Cap Growth Trust (an "Acquiring Portfolio"), (3) the VST Financial Industries Fund (a "Transferor Portfolio") by and in exchange for shares of the Financial Services Trust (an "Acquiring Portfolio"), (4) the VST Fundamental Value Fund (a "Transferor Portfolio") and the VST Large Cap Value Fund (a "Transferor Portfolio") by and in exchange for shares of the Equity-Income Trust (an "Acquiring Portfolio"), (5) the VST Global Bond Fund (a "Transferor Portfolio") by and in exchange for shares of the Global Bond Trust (an "Acquiring Portfolio"), (6) the VST Growth & Income Fund (a "Transferor Portfolio") by and in exchange for shares of the Growth and Income Trust II (an "Acquiring Portfolio"), (7) the VST Health Sciences Fund (a "Transferor Portfolio") by and in exchange for shares of the Health Sciences Trust (an "Acquiring Portfolio"),
(8) the VST High Yield Bond Fund (a "Transferor Portfolio") by and in exchange for shares of the High Yield Trust (an "Acquiring Portfolio"), (9) the VST Large Cap Growth Fund (a "Transferor Portfolio") by and in exchange for shares of the Blue Chip Growth Trust (an "Acquiring Portfolio"), (10) the Aggressive Growth Trust (a "Transferor Portfolio") and the VST Mid Cap Growth Fund (a "Transferor Portfolio") by and in exchange for shares of the Mid Cap Stock Trust (an "Acquiring Portfolio"), (11) the Mid Cap Value Fund (a "Transferor Portfolio") by and in exchange for shares of the Mid Value Trust (an "Acquiring Portfolio"),
(12) the Money Market Fund (a "Transferor Portfolio") by and in exchange for shares of the Money Market Trust B (an "Acquiring Portfolio"), (13) the Overseas Equity B Fund (a "Transferor Portfolio") by and in exchange for shares of the Overseas Equity Trust (an "Acquiring Portfolio"), (14) the VST Real Estate Equity Fund (a "Transferor Portfolio") by and in exchange for shares of the Real Estate Securities Trust (an "Acquiring Portfolio"), (15) the Short-Term Bond Fund (a "Transferor Portfolio") by and in exchange for shares of the Short-Term Bond Trust (an "Acquiring Portfolio"), (16) the Small Cap Emerging Growth Fund (a "Transferor Portfolio") by and in exchange for shares of the Small Cap Growth Trust (an "Acquiring Portfolio"), (17) the VST Small Cap Value Fund (a "Transferor Portfolio") by and in exchange for shares of the Small Cap Value Trust (an "Acquiring Portfolio"), (18) the VST Total Return Bond Fund (a "Transferor Portfolio") by and in exchange for shares of the Total Return Trust (an "Acquiring Portfolio"), (19) the Small Company Blend Trust (a "Transferor Portfolio") by and in exchange for shares of the Small Cap Opportunities Trust (an "Acquiring Portfolio), (20) the Strategic Growth Trust (a "Transferor Portfolio") by and in exchange for shares of the U.S. Global Leaders Growth Trust (an "Acquiring Portfolio), (21) the Overseas Trust (a Transferor Portfolio") by and in exchange for shares of the International Value Trust (an "Acquiring Portfolio) and (22) the VST Managed Fund (a "Transferor Portfolio") by and in exchange for shares of the Managed Trust (an "Acquiring Portfolio") . The Agreement Provided for: (a) the transfer of all assets, subject to all of the liabilities, of the Transferor Portfolios in exchange for a representative amount of the Acquiring Portfolios shares; (b) the liquidation of the Transferor Portfolios; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the portfolios or their shareholders. The expenses of the reorganization were borne by the Transferor Portfolios and the Acquiring Portfolios, except that JHLICO (USA) agreed that it or one of its affiliates will pay such expenses that were allocated to the following Transferor Portfolios: Financial Industries Fund, Managed Fund, Small Cap Emerging Growth Fund and Small Cap Value Fund.

The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 29, 2005. As a result of the reorganization, the total value of all shares of each Acquiring Portfolio issued in the reorganization equaled the total value of the net assets of the corresponding Transferor Portfolios (including $1,529,361, $0, ($13,598,538), ($3,225,321), ($25,785,673), ($42,576,127), ($13,681,908), $0,
($1,471,186), $476,310, ($8,669,404), ($2,324,968), $9,927,066, $0, $0, $0,
($87,446,803), $0, $0, $0, ($347,400), $9,692,123, $1,987,589, ($20,002,636) and
$0 of unrealized appreciation and depreciation from Diversified Bond Trust, VST Active Bond, VST Earnings Growth Fund, VST Financial Industries Fund, VST Fundamental Value Fund, VST Large Cap Value Fund, Global Bond Fund, VST Growth & Income Fund, VST Health Sciences Fund, VST High Yield Bond Fund, VST Large Cap Growth Fund, Aggressive Growth Trust, VST Mid Cap Growth Fund, VST Mid Cap Value Fund, VST Money Market Fund, VST Overseas Equity B Fund, VST Real Estate Equity Fund, VST Short-Term Bond Fund, VST Small Cap Emerging Growth Fund, VST Small Cap Value Fund, VST Total Return Bond Fund, Small Company Blend Trust, Strategic Growth Trust, Overseas Trust, and Managed Trust, respectively acquired by such Acquiring Portfolios). The resulting activity was as follows:

                                                                              SHARES           TOTAL NET ASSETS    NET ASSET VALUE
                                                                           -----------         ----------------    ---------------
Diversified Bond Trust Series I at April 29, 2005                           21,948,785          $  228,308,197          $10.40
Diversified Bond Trust Series II at April 29, 2005                          41,784,350             432,289,589           10.35
Diversified Bond Trust Series NAV at April 29, 2005                          3,427,992              35,577,185           10.38

VST Active Bond Fund Series NAV at April 29, 2005                          101,914,705             978,811,981            9.60

Active Bond Trust Series I after
reorganization on April 29, 2005:                                           23,771,636             228,308,197            9.60
Active Bond Trust Series II after
reorganization on April 29, 2005:                                           45,010,346             432,289,589            9.60
Active Bond Trust Series NAV after
reorganization on April 29, 2005:                                          105,619,030           1,014,389,166            9.60
                                                                           -----------          --------------          ------

VST Earnings Growth Fund Series NAV at April 29, 2005                       21,445,552             167,048,161            7.79

Large Cap Growth Trust Series NAV after
reorganization on April 29, 2005:                                           17,823,803             167,048,161            9.37
                                                                           -----------          --------------          ------

VST Financial Industries Fund Series NAV at April 29, 2005                   3,804,190              53,326,562           14.02

Financial Services Trust Series NAV after
reorganization on April 29, 2005:                                            4,003,461              53,326,562           13.32
                                                                           -----------          --------------          ------

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

ORGANIZATION OF THE TRUST, CONTINUED

                                                                              SHARES           TOTAL NET ASSETS    NET ASSET VALUE
                                                                           -----------         ----------------    ---------------
VST Fundamental Value Fund Series NAV at April 29, 2005                     17,668,258          $  208,452,867              $11.80

VST Large Cap Value Fund Series NAV at April 29, 2005                       28,255,408             422,894,310               14.97

Equity-Income Trust Series NAV at April 29, 2005                            39,931,177             629,672,342               15.77

Equity-Income Trust Series NAV after
reorganization on April 29, 2005:                                           79,968,565           1,261,019,519               15.77
                                                                           -----------          --------------              ------

VST Global Bond Fund Series NAV at April 29, 2005                           10,059,446             118,622,037               11.79

Global Bond Trust Series NAV at April 29, 2005                              36,930,018             563,574,931               15.26

Global Bond Trust Series NAV after
reorganization on April 29, 2005:                                           44,703,099             682,196,968               15.26
                                                                           -----------          --------------              ------

VST Growth & Income Fund Series NAV at April 29, 2005                      172,385,839           2,064,772,248               11.98

Growth & Income Trust II NAV after
reorganization on April 29, 2005:                                          172,385,839           2,064,772,248               11.98
                                                                           -----------          --------------              ------

VST Health Sciences Fund Series NAV at April 29, 2005                        2,506,484              23,874,921                9.53

Health Sciences Trust Series NAV after
reorganization on April 29, 2005:                                            1,838,214              23,874,921               12.99
                                                                           -----------          --------------              ------

VST High Yield Fund Series NAV at April 29, 2005                            13,434,502              83,127,886                6.19

High Yield Trust Series NAV at April 29, 2005                              121,614,559           1,173,889,021                9.65

High Yield Trust Series NAV after
reorganization on April 29, 2005:                                          130,226,584           1,257,016,907                9.65
                                                                           -----------          --------------              ------

VST Large Cap Growth Fund Series NAV at April 29, 2005                      43,447,840             591,633,172               13.62

Blue Chip Growth Trust Series NAV at April 29, 2005                         45,175,718             704,562,169               15.60

Blue Chip Growth Trust Series NAV after
reorganization on April 29, 2005:                                           83,110,558           1,296,195,341               15.60
                                                                           -----------          --------------              ------

Aggressive Growth Trust Series I at April 29, 2005                          12,295,272             166,534,940               13.54
Aggressive Growth Trust Series II at April 29, 2005                          2,884,233              38,922,543               13.49

VST Mid Cap Growth Fund Series NAV April 29, 2005                           15,137,979             206,708,528               13.65

Mid Cap Stock Trust Series I at April 29, 2005                              19,613,046             240,109,333               12.24
Mid Cap Stock Trust Series II at April 29, 2005                              8,802,542             107,169,347               12.17
Mid Cap Stock Trust Series NAV at April 29, 2005                            33,454,668             409,938,074               12.25

Mid Cap Stock Trust Series I after
reorganization on April 29, 2005:                                           33,216,255             406,644,273               12.24
Mid Cap Stock Trust Series II after
reorganization on April 29, 2005:                                           11,999,514             146,091,890               12.17
Mid Cap Stock Trust Series NAV after
reorganization on April 29, 2005:                                           50,323,960             616,646,602               12.25
                                                                           -----------          --------------              ------

VST Mid Cap Value Fund Series NAV at April 29, 2005                         13,798,883             152,495,297               11.05

Mid Value Trust Series NAV after
reorganization on April 29, 2005:                                           13,798,883             152,495,297               11.05
                                                                           -----------          --------------              ------

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

ORGANIZATION OF THE TRUST, CONTINUED

                                                                            SHARES            TOTAL NET ASSETS    NET ASSET VALUE
                                                                          -----------         ----------------    ---------------
VST Money Market Fund Series NAV at April 29, 2005                        514,950,822          $  514,950,822          $ 1.00

Money Market Trust B Series NAV after
reorganization on April 29, 2005:                                         514,950,822             514,950,822            1.00
                                                                          -----------          --------------          ------

VST Overseas Equity B Fund Series NAV at April 29, 2005                    20,783,413             217,688,012           10.47

Overseas Equity Trust Series NAV after
reorganization on April 29, 2005:                                          20,783,413             217,688,012           10.47
                                                                          -----------          --------------          ------

VST Real Estate Series NAV at April 29, 2005                               17,538,339             327,189,577           18.66

Real Estate Securities Trust Series NAV at April 29, 2005                  18,589,398             405,454,509           21.81

Real Estate Securities Trust Series NAV after
reorganization on April 29, 2005:                                          33,590,483             732,644,086           21.81
                                                                          -----------          --------------          ------

VST Short Term Bond Fund Series NAV at April 29, 2005                      25,844,597             253,596,050            9.81

Short Term Bond Trust Series NAV after
reorganization on April 29, 2005:                                          25,844,597             253,596,050            9.81
                                                                          -----------          --------------          ------

VST Small Cap Emerging Growth Fund Series NAV at April 29, 2005            24,245,663             195,457,879            8.06

Small Cap Growth Trust Series NAV after
reorganization on April 29, 2005:                                          24,245,663             195,457,879            8.06
                                                                          -----------          --------------          ------

VST Small Cap Value Fund Series NAV at April 29, 2005                       6,652,790             122,776,366           18.19

Small Cap Value Trust Series NAV after
reorganization on April 29, 2005:                                           6,652,790             122,776,366           18.19
                                                                          -----------          --------------          ------

VST Total Return Fund Series NAV at April 29, 2005                          6,392,871              64,188,543           10.04

Total Return Trust Series NAV at April 29, 2005                            49,907,364             678,556,176           13.60

Total Return Trust Series NAV after
reorganization on April 29, 2005:                                          54,628,389             742,744,719           13.60
                                                                          -----------          --------------          ------

Small Company Blend Trust Series I at April 29, 2005                        9,183,635              99,087,835           10.79
Small Company Blend Trust Series II at April 29, 2005                       5,853,904              62,899,088           10.74

Small Cap Opportunities Trust Series I at April 29, 2005                    1,059,490              20,584,084           19.43
Small Cap Opportunities Trust Series II at April 29, 2005                   1,528,967              29,600,537           19.36

Small Cap Opportunities Trust Series I after
reorganization on April 29, 2005:                                           6,159,673             119,671,919           19.43
Small Cap Opportunities Trust Series II after
reorganization on April 29, 2005:                                           4,777,915              92,499,625           19.36
                                                                          -----------          --------------          ------

VST Managed Fund Series NAV at April 29, 2005                             148,357,180           1,961,151,370           13.22

Total Managed Trust Series NAV after
reorganization on April 29, 2005:                                         148,357,180           1,961,151,370           13.22
                                                                          -----------          --------------          ------

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

ORGANIZATION OF THE TRUST, CONTINUED

                                                                              SHARES          TOTAL NET ASSETS   NET ASSET VALUE
                                                                            ----------        ----------------   ---------------
Strategic Growth Trust Series I at April 29, 2005                            4,624,189          $ 45,912,912          $ 9.93
Strategic Growth Trust Series II at April 29, 2005                           3,520,596            34,799,633            9.88
Strategic Growth Trust Series III at April 29, 2005                              2,253                22,366            9.93

U.S. Global Leaders Growth Trust Series I at April 29, 2005                  2,108,647            25,624,905           12.15
U.S. Global Leaders Growth Trust Series II at April 29, 2005                   681,553             8,267,076           12.13

U.S. Global Leaders Growth Trust Series I after
reorganization on April 29, 2005:                                            5,886,772            71,537,817           12.15
U.S. Global Leaders Growth Trust Series II after
reorganization on April 29, 2005:                                            3,550,499            43,066,709           12.13
U.S. Global Leaders Growth Trust Series III after
reorganization on April 29, 2005:                                                1,840                22,366           12.15
                                                                            ----------           -----------          ------

Overseas Trust Series I at April 29, 2005                                   17,965,878           185,660,222           10.33
Overseas Trust Series II at April 29, 2005                                   3,993,435            41,266,938           10.33

International Value Trust Series I at April 29, 2005                        21,297,071           303,712,145           14.26
International Value Trust Series II at April 29, 2005                       11,560,828           164,589,172           14.24

International Value Trust Series I after
reorganization on April 29, 2005:                                           34,316,040           489,372,367           14.26
International Value Trust Series II after
reorganization on April 29, 2005:                                           14,459,438           205,856,110           14.24
                                                                            ----------           -----------          ------

 On April 30, 2004 the shareholders of the Quantitative Equity Trust and Balanced Trust voted to approve an Agreement and Plan of Reorganization (the "Agreement") providing for the acquisition of all the assets, subject to all of the liabilities, of (1) the Quantitative Equity Trust (a "Transferor Portfolio") by and in exchange for shares of the U.S. Large Cap Trust (an "Acquiring Portfolio") and (2) the Balanced Trust (a "Transferor Portfolio") by and in exchange for shares of the Income & Value Trust (an "Acquiring Portfolio). The agreement provided for: (a) the transfer of all assets, subject to all of the liabilities, of the Transferor Portfolios in exchange for a representative amount of the Acquiring Portfolios shares; (b) the liquidation of the Transferor Portfolios; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the portfolios or their shareholders. The expenses of the reorganization were borne by the Transferor Portfolios and the Acquiring Portfolios.

The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 30, 2004. As a result of the reorganization, the total value of all shares of each Acquiring Portfolio issued in the reorganization equaled the total value of the net assets of the corresponding Transferor Portfolios (including $4,739,713 and $10,461,203 of unrealized appreciation from Balanced and Quantitative Equity respectively acquired by such Acquiring Portfolios. The resulting activity was as follows:

                                                                  SHARES          TOTAL NET ASSETS   NET ASSET VALUE
                                                                ----------        ----------------   ---------------
Quantitative Equity Series I at April 30, 2004                  12,495,045          $187,545,042          $15.01
Quantitative Equity Series II at April 30, 2004                    401,020             6,012,470           14.99
Quantitative Equity Series III at April 30, 2004                         7                   109           15.04

U.S. Large Cap Trust Series I at April 30, 2004                 34,767,609           445,194,511           12.80
U.S. Large Cap Trust Series II at April 30, 2004                13,151,196           167,722,566           12.75
U.S. Large Cap Trust Series III at April 30, 2004                      994                12,709           12.78

U.S. Large Cap Trust Series I after
reorganization on April 30, 2004:                               49,419,566           632,739,554           12.80
U.S. Large Cap Trust Series II after
reorganization on April 30, 2004:                               13,622,763           173,735,036           12.75
U.S. Large Cap Trust Series III after
reorganization on April 30, 2004:                                    1,003                12,818           12.78
                                                                ----------          ------------          ------

Balanced Series I at April 30, 2004                              9,906,071           121,750,552           12.29
Balanced Series II at April 30, 2004                             1,681,612            20,607,207           12.25

Income and Value Series I at April 30, 2004                     49,474,410           504,349,005           10.19
Income and Value Series II at April 30, 2004                     8,777,918            89,108,968           10.15

Income and Value Series I after
reorganization on April 30, 2004:                               61,422,452           626,099,557           10.19
Income and Value Series II after
reorganization on April 30, 2004:                               10,808,185           109,716,175           10.15
                                                                ----------          ------------          ------

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

SECURITY VALUATION. The net asset value of the shares of each portfolio is determined once daily as of the close of day-time trading of the New York Stock Exchange. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost, which approximates market value. All other securities held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Investments in other mutual funds including underlying Portfolio shares held by the Lifestyle Trusts, American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth are valued at their net asset value per share at valuation date. Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times.

Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Trust may also fair value securities in other situations, for example, when a particular foreign market is closed but the Trust is calculating the net asset value for its portfolios. In view of these factors, it is likely that Trust portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Trust portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to Trust portfolios that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Trust will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which Trust portfolios have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all Trust portfolios that invest in foreign markets that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset value of such portfolios will be recommended to the Trust's Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of a portfolio's shares reflects the value of the portfolio's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a portfolio at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. All discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received.

Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based upon consistently applied procedures. Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

From time to time, certain of the Portfolios may invest in Real Estate Investment Trusts (REIT's) and as a result, will estimate the components of distributions from these securities. Distributions from REIT's received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

MULTI-CLASS OPERATIONS. All income, expenses (except class specific expenses) and realized and unrealized gains (losses) are allocated to each class based upon the relative net assets of each class. Dividends from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

      (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of U.S. Government Securities, Money Market, Money Market B, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured.

FUTURES. All Portfolios with the exception of Money Market, Money Market B, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at June 30, 2005:

                                                  SALE OF FUTURES CONTRACTS           PURCHASE OF FUTURES CONTRACTS
                                          --------------------------------------  -------------------------------------
                                           NUMBER                                  NUMBER
                              EXPIRATION   OF OPEN     NOTIONAL      UNREALIZED    OF OPEN      NOTIONAL    UNREALIZED
                                 DATE     CONTRACTS     AMOUNT       GAIN/(LOSS)  CONTRACTS      AMOUNT     GAIN/(LOSS)
                              ----------  ---------  -------------   -----------  ---------  -------------  -----------
ALL CAP CORE
Russell 2000 Index             Sep-2005                                                46    $  14,791,300   $  483,324
S&P 500 Index                  Sep-2005                                                 6        1,793,250          714
                                                                                                            -----------
                                                                                                             $  484,038
                                                                                                            ===========

LARGE CAP
S&P 500 Index                  Sep-2005                                                 3    $     896,625  ($   18,053)
                                                                                                            ===========

STRATEGIC BOND
U.S. 10 yr Treasury Notes      Sep-2005     (148)    ($ 16,793,375)  ($   8,861)
U.S. 5 yr Treasury Notes       Sep-2005     (914)      (99,526,031)     (12,892)
                                                                     ----------
                                                                     ($  21,753)
                                                                     ==========

STRATEGIC INCOME
U.S. 10 yr Treasury Notes      Sep-2005       (9)    ($  1,021,219)  ($  19,302)
                                                                     ==========

GLOBAL BOND
10 yr German Euro-BUND         Sep-2005                                             1,006    $ 150,312,927   $1,073,643
Japan 10 yr Government Bonds   Sep-2005                                                15       19,096,565       85,204
U.S. Treasury Bonds            Sep-2005                                               267       31,706,250      252,063
Eurodollar                     Dec-2005                                               324       77,784,300      (10,550)
Eurodollar                     Mar-2006                                               221       53,045,525       62,156
                                                                                                            -----------
                                                                                                             $1,462,516
                                                                                                            ===========

U.S. 10 yr Treasury Notes      Sep-2005     (410)    ($ 46,522,188)  ($  36,219)
                                                                     ==========

INVESTMENT QUALITY BOND
U.S. 5 yr Treasury Notes       Sep-2005     (235)    ($ 25,589,298)  ($  39,384)
U.S. 10 yr Treasury Notes      Sep-2005     (111)      (12,595,031)     (96,675)
                                                                     ----------
                                                                     ($ 136,059)
                                                                     ==========

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

                                                  SALE OF FUTURES CONTRACTS           PURCHASE OF FUTURES CONTRACTS
                                          --------------------------------------  -------------------------------------
                                           NUMBER                                  NUMBER
                              EXPIRATION   OF OPEN     NOTIONAL      UNREALIZED    OF OPEN      NOTIONAL    UNREALIZED
                                 DATE     CONTRACTS     AMOUNT       GAIN/(LOSS)  CONTRACTS      AMOUNT     GAIN/(LOSS)
                              ----------  ---------  -------------   -----------  ---------  -------------  -----------
TOTAL RETURN
Japan 10 yr Government Bonds   Sep-2005                                                16    $      20,370   $  127,671
5 yr German Euro-BOBL          Sep-2005                                                64        8,954,049       83,839
U.S. Treasury Bonds            Sep-2005                                               591       70,181,250      688,469
Eurodollar                     Sep-2005                                               425      102,159,375     (367,750)
Eurodollar                     Dec-2005                                               866      207,904,950     (529,650)
Euribor                        Dec-2005                                               160                -       (2,419)
Eurodollar                     Mar-2006                                             1,136      272,668,400      260,644
Eurodollar                     Jun-2006                                               287       68,876,413       (7,156)
Eurodollar                     Sep-2006                                                41        9,837,950       17,787
                                                                                                            -----------
                                                                                                             $  271,435
                                                                                                            ===========

U.S. 10 yr Treasury Notes      Sep-2005     (103)    ($ 11,687,281)  ($  62,640)
                                                                     ==========

REAL RETURN BOND
U.S. 5 yr Treasury Notes       Sep-2005                                                44    $   4,791,188  ($    2,062)
U.S. Treasury Bonds            Sep-2005                                                83        9,856,250       31,125
10 yr German Euro-BUND         Aug-2005                                                58              702            -
                                                                                                            -----------
                                                                                                             $   29,063
                                                                                                            ===========

U.S. GOVERNMENT SECURITIES
U.S. 5 yr Treasury Notes       Sep-2005                                               538    $  58,583,159  ($   27,482)
                                                                                                            ===========

U.S. 2 yr Treasury Notes       Sep-2005     (766)    ($159,088,625)  $   77,467
U.S. 10 yr Treasury Notes      Sep-2005     (104)      (11,800,750)      15,874
                                                                     ----------
                                                                     $   93,341
                                                                     ==========

PURCHASED AND WRITTEN OPTIONS. All Portfolios with the exception of Money Market, Money Market B, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may purchase and sell put and call options on securities, (whether or not it holds the securities in its portfolio) securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently "marked-to-market" to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently "marked-to-market" to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss in the amount of the cost of the option.

If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call.

If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

INTEREST RATE SWAPS. All Portfolios with the exception of Money Market, Money Market B, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or paid on swap contracts are recorded as realized gains or losses. A Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

As a result of a recent Financial Accounting Standards Board (FASB) Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), certain Portfolios have included periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's Statements of Changes in Net Assets and the per share amounts in all prior year financial highlights presented. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased (decreased) net investment income and decreased (increased) net realized gains by $1,781,440, $10,880 and $0 in Global Bond, Total Return, and Real Return Bond the six months ended June 30, 2005 and increased net investment income and decreased net realized gains by $892,815, $18,001 and $0 in Global Bond, Total Return, and Real Return Bond for the year ended December 31, 2003, and increased (decreased) net investment income and decreased (increased) net realized gains by $53,263 and ($16,517) in Global Bond and Total Return for the year ended December 31, 2002, and increased (decreased) net investment income and decreased (increased) net realized gains by $282,972 and ($86,999) in Global Bond and Total Return for the year ended December 31, 2001, and increased (decreased) net investment income and decreased (increased) net realized gains by $48,009 and ($642,376) in Global Bond and Total Return for the year ended December 31, 2000. This change had no effect on each Portfolio's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

FORWARD COMMITMENTS. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios of the Trust at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the portfolio of investments.

SECURITIES LENDING. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may lend securities in amounts up to 33 1/3% of their total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy. The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At June 30, 2005, the values of securities loaned and of cash collateral were as follows:

                                 MARKET VALUE OF    VALUE OF CASH                                  MARKET VALUE OF   VALUE OF CASH
PORTFOLIO                       SECURITIES LOANED     COLLATERAL                                  SECURITIES LOANED   COLLATERAL
---------                       -----------------   -------------                                 -----------------  -------------
Science & Technology            $      47,681,237   $  49,070,011    Large Cap Value               $    12,787,462   $  13,116,741
Pacific Rim (1)                        26,250,824      27,613,983    Classic Value                          93,962          96,250
Emerging Growth                        52,708,722      54,126,444    Utilities                           9,608,729       9,840,426
Small Cap Growth (2)                   51,877,112      53,237,753    Real Estate Securities             60,597,356      62,105,853
Emerging Small Company                115,064,272     118,040,885    Small Cap Opportunities (4)       114,218,035     117,103,130
Small Company                          22,739,432      23,315,455    Small Cap Value                    49,220,520      50,408,828
Dynamic Growth                         39,054,350      39,951,109    Small Company Value               116,065,714     118,907,130
Mid Cap Stock                         237,905,897     243,816,386    Special Value (5)                   8,276,102       8,488,407
Natural Resources (3)                 146,487,235     149,799,444    Mid Cap Trust                      30,425,978      31,243,114
All Cap Growth                         28,195,077      28,872,990    Mid Cap Value                     159,312,618     163,448,812
Strategic Opportunities                56,536,015      57,877,582    All Cap Value                      40,690,166      41,766,063
Financial Services                     15,067,473      15,406,922    Growth & Income II                 46,480,539      47,559,574
International Stock                   142,699,133     149,966,289    Fundamental Value                  68,852,986      70,358,840
International Small Cap                80,294,200      84,785,601    Growth & Income                    56,274,590      57,576,775
Overseas Equity Trust                  50,631,137      53,201,037    Quantitative Value                 16,549,591      16,944,222
International Value                   211,125,781     220,773,556    Equity-Income                     226,693,324     233,172,956
Quantitative Mid Cap                   24,266,050      24,832,174    Income & Value                     76,334,284      78,114,617
Mid Cap Core                           11,502,940      11,767,588    Managed (6)                       111,205,166     114,258,969
Global                                 59,283,489      61,889,957    Global Allocation (7)              10,425,725      10,854,459
Capital Appreciation                   11,823,707      12,091,850    High Yield                        347,075,110     354,280,619
U.S. Global Leaders Growth                399,854         409,436    Strategic Bond                    249,208,003     254,444,237
Quantitative All Cap                   23,116,910      23,687,991    Strategic Income                    1,578,969       1,624,239
All Cap Core                           26,133,951      26,772,587    Investment Quality Bond            10,338,917      10,550,163
Large Cap Growth                       26,059,354      26,709,727    Total Return                        1,616,832       1,652,000

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

                                 MARKET VALUE OF    VALUE OF CASH                                  MARKET VALUE OF   VALUE OF CASH
                                SECURITIES LOANED     COLLATERAL                                  SECURITIES LOANED    COLLATERAL
                                -----------------   -------------                                 -----------------  -------------
Blue Chip Growth                $      37,850,898   $  38,805,837    Active Bond (8)               $   125,325,499   $ 127,885,519
U.S. Large Cap                         69,213,775      70,969,277    Short- Term Bond (9)                7,305,199       7,453,632
Strategic Value                        18,211,107      18,906,075

(1) Comprised of $27,602,216 and $ 11,767 of cash collateral and securities collateral respectively

(2) Comprised of $51,663,253 and $ 1,574,500 of cash collateral and securities collateral respectively

(3) Comprised of $148,554,421 and $ 1,245,023 of cash collateral and securities collateral respectively

(4) Comprised of $116,938,077 and $ 165,053 of cash collateral and securities collateral respectively

(5) Comprised of $8,450,807 and $ 37,600 of cash collateral and securities collateral respectively

(6) Comprised of $114,238,694 and $ 20,275 of cash collateral and securities collateral respectively

(7) Comprised of $10,823,659 and $ 30,800 of cash collateral and securities collateral respectively

(8) Comprised of $127,281,540 and $ 603,979 of cash collateral and securities collateral respectively

(9) Comprised of $7,300,809 and $ 152,823 of cash collateral and securities collateral respectively

DOLLAR ROLLS. All Portfolios, with the exception of Money Market, Money Market B, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may enter into mortgage dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

FEDERAL INCOME TAXES. The Portfolios' policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. Substantially all of the net investment income of Money Market is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carry-forwards of each Portfolio would be taxable to such Portfolio if not distributed. Therefore, each Portfolio of the Trust intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred. Class specific expenses, such as Transfer Agent and Blue Sky fees, are accrued daily and charged directly to the respective share class.

REPURCHASE AGREEMENTS. Each Portfolio of the Trust may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio of the Trust may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carry-forward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

3. WRITTEN OPTIONS AND INTEREST RATE SWAPS.

The following is a summary of open written options outstanding at June 30, 2005:

                                                            HEALTH SCIENCES                                GLOBAL BOND
                                                    ------------------------------           ---------------------------------
                                                    NUMBER OF           PREMIUMS              NUMBER OF             PREMIUMS
                                                    CONTRACTS           RECEIVED              CONTRACTS             RECEIVED
                                                    ---------          -----------           -----------           -----------
Options outstanding 12/31/2004                         9,781           $ 3,029,283            21,200,387           $ 1,178,669
Options written                                       18,144             6,191,375            22,202,267               746,630
Options closed, expired & exercised                  (18,208)           (5,369,802)          (17,202,334)             (863,889)
                                                     -------           -----------           -----------           -----------
Options outstanding at 6/30/2005                       9,717           $ 3,850,856            26,200,320           $ 1,061,410
                                                     =======           ===========           ===========           ===========

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

                                             TOTAL RETURN                   REAL RETURN
                                      --------------------------   --------------------------
                                       NUMBER OF     PREMIUMS       NUMBER OF      PREMIUMS
                                       CONTRACTS     RECEIVED       CONTRACTS      RECEIVED
                                      -----------   ------------   -----------    -----------
Options outstanding 12/31/2004         31,601,762   $  1,571,868           162    $    71,333
Options written                         3,004,619      1,739,229         1,052        261,844
Options closed, expired & exercised   (31,604,079)    (2,596,868)         (754)      (193,985)
                                      -----------   ------------   -----------    -----------
Options outstanding at 6/30/2005        3,002,302   $    714,229           460    $   139,192
                                      ===========   ============   ===========    ===========

                                                              NUMBER
                                                                OF
PORTFOLIO           DESCRIPTION      TYPE    STRIKE PRICE    CONTRACTS   EXPIRATION DATE     VALUE
---------           -----------      -----   ------------   ----------   ---------------   ---------
HEALTH SCIENCES
   Biomet, Inc.                       Put       $45.00          (9)           Jul-05        ($9,180)
   Celgene Corp.                      Put        40.00          (40)          Jul-05         (3,000)
   Davita, Inc.                       Put        50.00          (1)           Jul-05           (430)
   Elan Corp. PLC                     Put        30.00          (3)           Jul-05         (6,900)
   OSI Pharmaceuticals, Inc.          Put        50.00          (64)          Jul-05        (56,320)
   OSI Pharmaceuticals, Inc.          Call       45.00          (52)          Jul-05         (2,340)
   Sepracor, Inc.                     Put        65.00          (42)          Jul-05        (21,420)
   St. Jude Medical, Inc.             Put        40.00          (47)          Jul-05           (470)
   St. Jude Medical, Inc.             Call       40.00          (51)          Jul-05        (19,380)
   Wyeth                              Call       40.00         (113)          Jul-05        (53,110)
   Cephalon, Inc.                     Call       40.00         (159)          Aug-05        (27,825)
   Cephalon, Inc.                     Call       35.00         (166)          Aug-05        (89,640)
   Cephalon, Inc.                     Put        40.00          (83)          Aug-05        (14,940)
   Edwards Lifesciences Corp.         Put        50.00          (43)          Aug-05        (28,810)
   Gen Probe, Inc.                    Put        50.00          (45)          Aug-05        (61,650)
   Gilead Sciences, Inc.              Call       40.00         (224)          Aug-05       (107,520)
   Gilead Sciences, Inc.              Put        45.00         (141)          Aug-05        (30,315)
   Gilead Sciences, Inc.              Put        40.00          (41)          Aug-05         (2,255)
   ImClone Systems, Inc.              Call       40.00         (119)          Aug-05         (4,760)
   United Therapeutics Corp.          Call       55.00          (42)          Aug-05         (1,680)
   Community Health Systems, Inc.     Put        35.00          (36)          Sep-05         (2,160)
   Eyetech Pharmaceuticals, Inc.      Call       17.50         (165)          Sep-05         (5,775)
   Genentech, Inc.                    Call       70.00         (246)          Sep-05       (300,120)
   Genentech, Inc.                    Put        70.00          (74)          Sep-05         (9,990)
   Genentech, Inc.                    Put        80.00          (95)          Sep-05        (41,800)
   Genentech, Inc.                    Call       90.00         (164)          Sep-05        (30,340)
   Immucor Corp.                      Call       35.00          (33)          Sep-05         (2,805)
   Kinetic Concepts, Inc.             Call       70.00          (32)          Sep-05         (1,760)
   Kinetic Concepts, Inc.             Call       65.00         (205)          Sep-05        (30,750)
   Martek Biosciences Corp.           Call       45.00          (48)          Sep-05         (5,760)
   Martek Biosciences Corp.           Call       50.00          (24)          Sep-05         (1,080)
   Pfizer, Inc.                       Put        27.50          (95)          Sep-05         (9,975)
   Biogen Idec, Inc.                  Call       45.00         (118)          Oct-05         (4,720)
   Biogen Idec, Inc.                  Put        35.00          (63)          Oct-05       ($17,640)
   CV Therapeutics, Inc.              Call       22.50          (62)          Oct-05        (15,128)
   Encysive Pharmaceuticals, Inc.     Put        15.00          (36)          Oct-05        (14,400)
   Medicines Company                  Call       25.00         (301)          Oct-05        (37,625)
   Medicines Company                  Call       22.50         (156)          Oct-05        (37,440)
   OSI Pharmaceuticals, Inc.          Call       50.00          (79)          Oct-05        (12,245)
   Resmed, Inc.                       Put        65.00          (58)          Oct-05        (12,760)
   Sepracor, Inc.                     Call       70.00         (126)          Oct-05        (16,380)
   Sepracor, Inc.                     Put        60.00          (42)          Oct-05        (17,220)
   Shire Pharmaceuticals Group PLC    Call       37.50          (75)          Oct-05         (3,000)
   Wellchoice, Inc.                   Put        65.00          (13)          Oct-05         (2,145)
   Alkermes, Inc.                     Put        15.00          (86)          Nov-05        (24,080)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

                                                       NUMBER
                                                         OF
PORTFOLIO           DESCRIPTION   TYPE  STRIKE PRICE  CONTRACTS  EXPIRATION DATE    VALUE
---------           -----------   ----  ------------  ---------  ---------------  ---------
HEALTH SCIENCES, CONTINUED
   Boston Scientific Corp.        Call     $30.00        (123)       Nov-05       ($11,070)
   Dade Behring Holdings, Inc.    Call      70.00        (124)       Nov-05        (26,660)
   Edwards Lifesciences Corp.     Call      45.00         (67)       Nov-05        (10,050)
   Gilead Sciences, Inc.          Put       42.50         (41)       Nov-05         (9,225)
   ImClone Systems, Inc.          Call      40.00        (104)       Nov-05        (14,560)
   Neurocrine Biosciences, Inc.   Call      50.00         (83)       Nov-05         (9,960)
   Eyetech Pharmaceuticals, Inc.  Call      15.00        (159)       Dec-05        (22,260)
   Inspire Phamaceuticals, Inc.   Call      12.50         (75)       Dec-05         (8,625)
   Martek Biosciences Corp.       Put       30.00         (78)       Dec-05        (10,920)
   Abbott Labs                    Put       55.00         (60)       Jan-06        (37,200)
   Allergan, Inc.                 Put       80.00         (15)       Jan-06         (4,050)
   Amgen, Inc.                    Call      65.00         (99)       Jan-06        (18,810)
   Amgen, Inc.                    Put       65.00        (166)       Jan-06        (89,640)
   Amgen, Inc.                    Put       60.00         (50)       Jan-06        (14,000)
   Amylin Pharmaceuticals, Inc.   Put       20.00         (66)       Jan-06        (15,510)
   Amylin Pharmaceuticals, Inc.   Put       15.00         (29)       Jan-06         (2,320)
   Amylin Pharmaceuticals, Inc.   Put       22.50         (95)       Jan-06        (35,150)
   Bausch & Lomb, Inc.            Put       65.00         (37)       Jan-06         (2,405)
   Bausch & Lomb, Inc.            Put       70.00         (31)       Jan-06         (4,340)
   Bausch & Lomb, Inc.            Put       75.00         (34)       Jan-06         (7,820)
   Bausch & Lomb, Inc.            Put       80.00         (34)       Jan-06        (13,600)
   Baxter International, Inc.     Put       35.00         (59)       Jan-06         (7,080)
   Baxter International, Inc.     Put       40.00         (38)       Jan-06        (13,680)
   Boston Scientific Corp.        Call      35.00         (89)       Jan-06         (4,005)
   Cardinal Health, Inc.          Put       60.00         (17)       Jan-06         (7,820)
   Caremark Rx, Inc.              Put       45.00         (51)       Jan-06        (15,810)
   Caremark Rx, Inc.              Put       50.00         (42)       Jan-06        (25,620)
   Celgene Corp.                  Put       40.00         (48)       Jan-06        (19,680)
   Celgene Corp.                  Put       35.00         (69)       Jan-06        (16,560)
   Celgene Corp.                  Put       45.00         (41)       Jan-06        (27,880)
   Celgene Corp.                  Put       50.00         (81)       Jan-06        (83,430)
   Cephalon, Inc.                 Put       40.00         (41)       Jan-06        (14,760)
   Cigna Corp.                    Put      110.00         (41)       Jan-06        (31,570)
   Coventry Health Care, Inc.     Put       60.00         (16)       Jan-06         (2,720)
   Coventry Health Care, Inc.     Put       65.00         (34)       Jan-06         (9,860)
   Coventry Health Care, Inc.     Put       70.00         (58)       Jan-06        (27,260)
   Davita, Inc.                   Put       50.00         (32)       Jan-06        (16,960)
   Elan Corp. PLC                 Put       25.00         (51)       Jan-06        (91,800)
   Forest Labs, Inc.              Put       40.00         (82)       Jan-06        (31,160)
   Genentech, Inc.                Put       65.00        (179)       Jan-06        (42,065)
   Genentech, Inc.                Put      $80.00         (79)       Jan-06        (56,880)
   Genentech, Inc.                Call     100.00         (82)       Jan-06        (18,860)
   Gilead Sciences, Inc.          Put       45.00         (70)       Jan-06        (38,500)
   Gilead Sciences, Inc.          Put       47.50         (50)       Jan-06        (27,500)
   Guidant Corp.                  Put       70.00         (42)       Jan-06        (21,840)
   HCA, Inc.                      Put       50.00         (38)       Jan-06         (5,320)
   HCA, Inc.                      Put       55.00        (110)       Jan-06        (27,500)
   HCA, Inc.                      Put       65.00         (37)       Jan-06        (32,190)
   HCA, Inc.                      Put       60.00         (47)       Jan-06        (23,970)
   Icos Corp.                     Put       30.00         (46)       Jan-06        (40,480)
   ImClone Systems, Inc.          Put       35.00         (40)       Jan-06        (26,400)
   ImClone Systems, Inc.          Call      50.00        (151)       Jan-06        (14,345)
   ImClone Systems, Inc.          Put       30.00         (37)       Jan-06        (14,060)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

                                                              NUMBER
                                                               OF
PORTFOLIO    DESCRIPTION                TYPE  STRIKE PRICE   CONTRACTS   EXPIRATION DATE     VALUE
---------    -----------                ----  ------------  -----------  ---------------  ------------
HEALTH SCIENCES, CONTINUED
   ImClone Systems, Inc.                Call   $  45.00           (112)      Jan-06          ($14,000)
   Invitrogen Corp.                     Put       75.00            (42)      Jan-06           (10,920)
   Medicines Company                    Call      25.00           (165)      Jan-06           (38,775)
   Medtronic, Inc.                      Put       55.00            (23)      Jan-06            (9,660)
   Merck & Company, Inc.                Put       30.00            (62)      Jan-06           (11,470)
   MGI Pharma, Inc.                     Put       20.00            (40)      Jan-06            (8,200)
   Omnicare, Inc.                       Put       45.00            (53)      Jan-06           (22,790)
   Onyx Pharmaceuticals, Inc.           Call      45.00            (39)      Jan-06              (780)
   Onyx Pharmaceuticals, Inc.           Put       25.00            (79)      Jan-06           (29,230)
   OSI Pharmaceuticals, Inc.            Call      55.00            (47)      Jan-06            (8,460)
   OSI Pharmaceuticals, Inc.            Put       40.00            (42)      Jan-06           (19,320)
   OSI Pharmaceuticals, Inc.            Call      50.00            (42)      Jan-06           (11,760)
   Patterson Companies, Inc.            Put       50.00            (41)      Jan-06           (23,370)
   Pfizer, Inc.                         Call      30.00           (152)      Jan-06           (12,160)
   Pharmaceutical HOLDRs Trust          Put       80.00            (37)      Jan-06           (25,530)
   Respironics Inc.                     Put       32.50           (104)      Jan-06           (13,000)
   Sepracor, Inc.                       Call      70.00           (124)      Jan-06           (32,240)
   Sepracor, Inc.                       Put       65.00            (83)      Jan-06           (67,230)
   Shire Pharmaceuticals Group PLC      Put       40.00            (64)      Jan-06           (46,080)
   St. Jude Medical, Inc.               Put       40.00            (46)      Jan-06            (7,360)
   St. Jude Medical, Inc.               Put       45.00            (99)      Jan-06           (35,640)
   Stryker Corp.                        Put       50.00            (44)      Jan-06           (17,160)
   Stryker Corp.                        Put       55.00            (49)      Jan-06           (36,260)
   Stryker Corp.                        Call      52.50           (120)      Jan-06           (17,400)
   Triad Hospitals, Inc.                Put       50.00            (26)      Jan-06            (4,940)
   Triad Hospitals, Inc.                Put       55.00            (37)      Jan-06           (14,800)
   Triad Hospitals, Inc.                Put       60.00            (58)      Jan-06           (38,280)
   Unitedhealth Group, Inc.             Put       50.00            (83)      Jan-06           (18,675)
   Wyeth                                Call      50.00           (152)      Jan-06           (10,640)
   Wyeth                                Call      45.00           (225)      Jan-06           (58,500)
   Zimmer Holdings, Inc.                Put       80.00            (11)      Jan-06            (7,480)
                                                                                          -----------
                                                                                          ($3,085,573)
                                                                                          ===========

GLOBAL BOND
   Interest Rate Swap 3 Month LIBOR     Call   $   3.00     (6,900,000)      Aug-05         ($630,722)
   Interest Rate Swap 3 Month LIBOR     Put        3.00     (6,900,000)      Aug-05                 -
   Swap Option 3 Month LIBOR            Put        5.75       (700,000)      Aug-05                 -
   Swap Option 3 Month LIBOR            Call       5.75       (700,000)      Aug-05           (63,986)
   U.S. Treasury Bonds Futures          Put      111.00            (78)      Aug-05            (4,875)
   U.S. Treasury Bonds Futures          Put      114.00            (54)      Aug-05           (12,656)
   U.S. Treasury Notes 10Yr Futures     Call     114.00            (54)      Aug-05           (29,531)
   U.S. Treasury Notes 10Yr Futures     Call     116.00           (134)      Aug-05           (18,844)
   Interest Rate Swap 3 Month LIBOR     Put        6.00     (2,500,000)      Sep-05                (3)
   Swap Option 3 Month LIBOR            Call       4.00     (2,500,000)      Sep-05            (9,520)
   Interest Rate Swap 3 Month LIBOR     Call       4.00     (5,000,000)      Jun-06           (60,260)
   Interest Rate Swap 3 Month LIBOR     Call      4.375     (1,000,000)      Dec-06           (29,041)
                                                                                          -----------
                                                                                            ($859,438)
                                                                                          ===========

TOTAL RETURN
   U.S. Treasury Bonds Futures          Put    $ 110.00           (194)      Jul-05           ($3,031)
   U.S. Treasury Bonds Futures          Call     116.00           (194)      Jul-05          (563,813)
   U.S. Treasury Bonds Futures          Put      115.00           (126)      Aug-05           (45,281)
   U.S. Treasury Bonds Futures          Call     121.00           (126)      Aug-05           (78,750)
   U.S. Treasury Notes 10Yr Futures     Put      110.00           (621)      Aug-05           (58,219)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

                                                                   NUMBER
                                                                     OF
PORTFOLIO    DESCRIPTION                     TYPE  STRIKE PRICE   CONTRACTS   EXPIRATION DATE      VALUE
---------    -----------                     ----  ------------  -----------  ---------------  -------------
TOTAL RETURN, CONTINUED
     U.S. Treasury Notes 10Yr Futures        Put      $111.00           (63)       Aug-05      ($    12,592)
     U.S. Treasury Notes 10Yr Futures        Call      115.00          (481)       Aug-05          (157,828)
     U.S. Treasury Notes 10Yr Futures        Call      116.00          (497)       Aug-05           (69,891)
     Interest Rate Swap 3 Month LIBOR        Call        4.00    (3,000,000)       Jun-06           (36,156)
                                                                                                -----------
                                                                                               ($ 1,025,561)
                                                                                                ===========

REAL RETURN
     U.S. Treasury Notes 10Yr Futures        Call     $116.00          (101)       Aug-05      ($    14,203)
     U.S. Treasury Notes 10Yr Futures        Call      115.00           (63)       Aug-05           (20,672)
     U.S. Treasury Notes 10Yr Futures        Put       111.00          (132)       Aug-05           (24,750)
     U.S. Treasury Notes 10Yr Futures        Put       110.00           (71)       Aug-05            (6,656)
     U.S. Treasury Notes 10Yr Futures        Put       110.00           (93)       Nov-05           (49,406)
                                                                                                -----------
                                                                                               ($   115,687)
                                                                                                ===========

The following is a summary of open interest rate swap contracts outstanding in Global Bond, Total Return and Real Return at June 30, 2005:

                                                                                                                 UNREALIZED
  NOTIONAL                           EFFECTIVE   TERMINATION                                                    APPRECIATION
   AMOUNT            COUNTER PARTY      DATE        DATE         PAYMENT          RECEIPT        FREQUENCY     (DEPRECIATION)
-------------       ---------------  ----------  -----------  ---------------  ---------------  --------------  ------------
GLOBAL BOND
   54,000,000  USD  Bank of America   6/15/2005   6/15/2006    3 Month LIBOR     Fixed 3.00%      quarterly       ($434,255)
   38,000,000  USD  Bank of America  12/15/2005  12/15/2015     Fixed 5.00%     3 Month LIBOR   semi-annually    (1,847,156)
   27,000,000  USD  Bank of America  12/15/2005  12/15/2007     Fixed 4.00%     3 Month LIBOR     quarterly          45,608
   11,200,000  USD  Bank of America   6/15/2005   6/15/2010     Fixed 4.00%     3 Month LIBOR     quarterly          58,713
   11,200,000  USD  Bank of America  12/15/2005  12/15/2010     Fixed 4.00%     3 Month LIBOR     quarterly          92,031
    8,700,000  CAD  Bank of America  12/16/2009  12/16/2014     Fixed 5.50%      3 Month CBK    semi-annually      (218,236)
    4,200,000  CAD  Bank of America  12/16/2014  12/16/2019     Fixed 6.00%      3 Month CBK      quarterly          74,213
    9,900,000  EUR  Barclays          6/16/2004   6/16/2011  6 Month EURIBOR     Fixed 3.75%      annually         (639,612)
    5,300,000  EUR  Barclays          6/17/2005   6/17/2010    6 Month LIBOR     Fixed 4.00%      annually          408,656
   35,700,000  EUR  Barclays Bank     6/17/2005   6/17/2015     Fixed 4.50%    6 Month EURIBOR  semi-annually    (4,739,883)
   25,900,000  GBP  Barclays Bank     9/15/2005   9/15/2010    6 Month LIBOR     Fixed 5.00%    semi-annually     1,261,295
    3,800,000  GBP  Barclays Bank     6/18/2014   6/18/2034     Fixed 5.00%     6 Month LIBOR   semi-annually      (385,399)
   29,900,000  AUD  Citibank          6/15/2005   6/15/2010    6 Month LIBOR     Fixed 6.00%    semi-annually       459,608
    5,100,000  GBP  Citibank         12/16/2014  12/16/2019     Fixed 5.00%     6 Month LIBOR   semi-annually      (137,316)
    1,340,000  EUR  Citibank         12/15/2005  12/15/2014     Fixed 4.00%     6 Month LIBOR   semi-annually       (97,020)
      700,000  GBP  Citibank          9/15/2005   9/15/2010    6 Month LIBOR     Fixed 5.00%    semi-annually        34,089
   12,300,000  EUR  Citibank          6/17/2005   6/18/2012     Fixed 5.00%    6 Month EURIBOR    annually       (1,979,064)
  670,000,000  JPY  Goldman Sachs     6/15/2005   6/15/2012     Fixed 2.00%     6 Month LIBOR   semi-annually      (508,275)
  310,000,000  JPY  Goldman Sachs     3/21/2002   9/21/2011     Fixed 1.30%     6 Month LIBOR   semi-annually      (110,686)
   58,600,000  HKD  Goldman Sachs    12/17/2003  12/17/2008    Fixed 4.235%     3 Month HIBOR     quarterly        (134,475)
   43,000,000  HKD  Goldman Sachs      2/8/2001    2/8/2006    Fixed 5.753%     3 Month HIBOR     quarterly         (84,480)
    3,700,000  GBP  HSBC Bank         9/15/2005   9/15/2010    6 Month LIBOR     Fixed 5.00%    semi-annually       180,185
      300,000  GBP  HSBC Bank         9/15/2005   9/15/2015    6 Month LIBOR     Fixed 5.00%    semi-annually        23,072
      100,000  GBP  HSBC Bank         6/18/2014   6/18/2034     Fixed 5.00%     6 Month LIBOR   semi-annually       (10,142)
    2,100,000  EUR  JP Morgan         6/17/2005   6/17/2010    6 Month LIBOR     Fixed 4.00%    semi-annually       161,920
    1,900,000  GBP  JP Morgan         9/15/2005   9/15/2010    6 Month LIBOR     Fixed 5.00%    semi-annually        92,527
      100,000  EUR  JP Morgan         6/18/2014   6/18/2034     Fixed 6.00%    6 Month EURIBOR  semi-annually        19,877
   53,700,000  USD  JP Morgan Chase  12/15/2005  12/15/2015     Fixed 5.00%     3 Month LIBOR   semi-annually    (2,610,324)
    4,400,000  CAD  JP Morgan Chase  12/16/2014  12/16/2019     3 Month CBK      Fixed 6.00%      quarterly          77,746
    4,000,000  CAD  JP Morgan Chase  12/16/2009  12/16/2014     Fixed 5.50%      3 Month CBK    semi-annually      (100,339)
    1,500,000  CAD  JP Morgan Chase  12/16/2014  12/16/2019     3 Month CBK      Fixed 6.00%    semi-annually        26,504
    1,200,000  USD  JP Morgan Chase  12/15/2005  12/15/2012     Fixed 5.00%     3 Month LIBOR     quarterly         (51,800)
      800,000  CAD  JP Morgan Chase   6/15/2005   6/15/2035     3 Month CBK      Fixed 5.50%    semi-annually        89,498
      200,000  EUR  JP Morgan Chase   6/17/2005   6/17/2012     Fixed 5.00%    6 Month EURIBOR  semi-annually       (32,180)
  325,000,000  JPY  Lehman Brothers  12/20/2004  12/20/2013     Fixed 2.00%     6 Month LIBOR   semi-annually      (240,341)
  111,000,000  USD  Lehman Brothers   6/15/2005   6/15/2006    3 Month LIBOR     Fixed 3.00%      quarterly        (892,635)

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

                                                                                                                 UNREALIZED
   NOTIONAL                          EFFECTIVE   TERMINATION                                                    APPRECIATION
    AMOUNT           COUNTER PARTY     DATE         DATE          PAYMENT          RECEIPT        FREQUENCY    (DEPRECIATION)
-------------       ---------------  ----------  -----------  ---------------  ---------------  -------------  --------------
GLOBAL BOND,  CONTINUED
   82,900,000  USD  Lehman Brothers  12/15/2005  12/15/2007     Fixed 4.00%     3 Month LIBOR     quarterly       $   140,032
   35,100,000  USD  Lehman Brothers  12/15/2005  12/15/2012     Fixed 5.00%     3 Month LIBOR     quarterly        (1,515,156)
   21,400,000  USD  Lehman Brothers  12/15/2005  12/15/2015     Fixed 5.00%     3 Month LIBOR   semi-annually      (1,040,241)
    8,200,000  USD  Lehman Brothers  12/15/2005  12/15/2010     Fixed 4.00%     3 Month LIBOR   semi-annually          67,379
    3,200,000  USD  Lehman Brothers   6/15/2005   6/15/2010     Fixed 4.00%     3 Month LIBOR     quarterly            16,775
    2,100,000  USD  Lehman Brothers  12/16/2009  12/16/2014    3 month LIBOR     Fixed 5.50%    semi-annually          74,034
      400,000  USD  Lehman Brothers  12/15/2005  12/15/2025     Fixed 5.00%     3 Month LIBOR   semi-annually         (19,973)
    7,100,000  CAD  Merrill Lynch    12/16/2009  12/16/2014     Fixed 5.50%      3 Month CBK    semi-annually        (178,101)
    3,400,000  GBP  Merrill Lynch     9/15/2005   9/15/2010    6 Month LIBOR     Fixed 5.00%    semi-annually         165,575
    2,100,000  EUR  Merrill Lynch     6/18/2014   6/18/2034     Fixed 6.00%     6 Month LIBOR   semi-annually         417,427
    1,900,000  EUR  Merrill Lynch     6/18/2014   6/18/2034     Fixed 6.00%    6 Month EURIBOR    annually            377,672
      700,000  USD  Merrill Lynch    12/15/2005  12/15/2015     Fixed 5.00%     3 Month LIBOR   semi-annually         (34,026)
      300,000  EUR  Merrill Lynch     6/17/2005   6/17/2010    6 Month LIBOR     Fixed 4.00%    semi-annually          23,114
    7,255,000  EUR  Morgan Stanley   12/15/2005  12/15/2014     Fixed 4.00%    6 Month EURIBOR  semi-annually        (525,283)
    4,800,000  GBP  Morgan Stanley    9/15/2005   9/15/2010    6 Month LIBOR     Fixed 5.00%    semi-annually         233,754
    3,900,000  EUR  Morgan Stanley    6/17/2002  12/15/2031   6 Month EURIBOR    Fixed 5.50%      annually         (1,362,876)
    3,400,000  USD  Morgan Stanley   12/16/2009  12/16/2014    3 month LIBOR     Fixed 5.50%    semi-annually         119,864
    2,900,000  EUR  Morgan Stanley    6/17/2005   6/17/2015     Fixed 4.50%     6 Month LIBOR   semi-annually        (384,842)
    2,000,000  EUR  Morgan Stanley    9/17/2001   3/15/2031   6 Month EURIBOR    Fixed 6.00%    semi-annually        (891,739)
    1,300,000  EUR  Morgan Stanley    6/17/2005   6/17/2010   6 Month EURIBOR    Fixed 4.00%    semi-annually         100,257
  330,000,000  JPY  UBS AG            3/22/2004   3/20/2012     Fixed 0.80%     6 Month LIBOR   semi-annually         (13,361)
   31,200,000  AUD  UBS AG            6/15/2005   6/15/2010    6 Month LIBOR     Fixed 6.00%    semi-annually         484,781
   17,800,000  AUD  UBS AG            6/15/2005   6/15/2015    6 Month LIBOR     Fixed 6.00%    semi-annually        (529,694)
   17,100,000  AUD  UBS AG            6/15/2005   6/15/2015     Fixed 6.00%     6 Month LIBOR   semi-annually        (506,018)
    5,300,000  GBP  UBS AG            9/15/2005   9/15/2010    6 Month LIBOR     Fixed 5.00%    semi-annually         258,103
    3,400,000  EUR  UBS AG            6/17/2005   6/17/2010    6 Month LIBOR     Fixed 4.00%    semi-annually         261,956
    2,900,000  USD  UBS AG           12/16/2009  12/16/2014    3 month LIBOR     Fixed 5.50%    semi-annually         102,237
                                                                                                                  -----------
                                                                                                                 ($16,306,426)
                                                                                                                  ===========

TOTAL RETURN
   16,000,000  USD  Bank of America    06/15/05   6/15/2006   3 Month Libor        3.00%          quarterly          ($128,668)
      400,000  USD  Bank of America    12/15/05  12/15/2010   3 Month Libor        4.00%          quarterly            (3,287)
    1,400,000  CAD  Bank of America    12/16/14  12/16/2019    3 Month CBK         6.00%          quarterly            24,738
    1,400,000  USD  Barclays           12/15/05  12/15/2010   3 Month Libor        4.00%          quarterly           (11,504)
   12,500,000  GBP  Barclays          6/16/2005   6/16/2011   6 Month Libor        5.00%        semi-annually         662,478
    1,400,000  EUR  Barclays          3/15/2017   3/15/2032   6 Month Libor        6.00%        semi-annually         198,458
    1,400,000  GBP  Barclays          3/15/2017   3/15/2032       5.00%        6 Month Libor    semi-annually        (105,634)
    3,800,000  EUR  Barclays           06/18/14   6/18/2034   6 Month Libor        6.00%        semi-annually         755,345
   15,000,000  USD  Goldman Sachs     6/15/2005   6/15/2006   3 Month Libor        3.00%          quarterly          (120,626)
  258,000,000  JPY  Goldman Sachs     6/15/2005   6/15/2012       2.00%        6 Month Libor    semi-annually        (195,724)
  130,000,000  JPY  Goldman Sachs     6/15/2005   6/15/2012       2.00%        6 Month Libor    semi-annually         (98,620)
   21,100,000  USD  Goldman Sachs      12/15/05  12/15/2012       5.00%        3 Month Libor      quarterly          (910,818)
    2,700,000  EUR  Goldman Sachs      03/15/12   3/15/2017   6 Month LIBOR     Fixed 6.00%     semi-annually         382,741
      800,000  USD  Greenwich Capital  12/15/05  12/15/2025       5.00%        3 Month Libor      quarterly           (39,946)
    1,400,000  GBP  JP Morgan          03/15/12   3/15/2017   6 Month LIBOR     Fixed 5.00%     semi-annually        (105,634)
    5,300,000  EUR  JP Morgan          03/15/17   3/15/2032   6 Month Libor        6.00%        semi-annually         751,307
    1,700,000  GBP  JP Morgan          03/15/17   3/15/2032   6 Month LIBOR     Fixed 5.00%     semi-annually        (128,270)
    9,800,000  USD  Lehman Bros.       06/15/05   6/15/2006   3 Month Libor        3.00%          quarterly           (78,809)
    1,700,000  USD  Lehman Bros.       12/15/05  12/15/2015   3 Month Libor        5.00%        semi-annually          82,636
    1,700,000  EUR  Merrill Lynch     6/18/2014   6/18/2034   6 Month Libor        6.00%        semi-annually         337,917
    1,200,000  USD  Morgan Stanley     12/15/05  12/15/2010   3 Month Libor        4.00%          quarterly             9,860
  390,000,000  JPY  Morgan Stanley    6/15/2005   6/15/2012       2.00%        6 Month Libor    semi-annually        (295,861)
1,005,000,000  JPY  UBS AG             06/15/05   6/15/2012       2.00%        6 Month Libor    semi-annually        (762,412)
                                                                                                                  -----------
                                                                                                                  $   219,667
                                                                                                                  ===========

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

                                                                                                           UNREALIZED
  NOTIONAL                          EFFECTIVE   TERMINATION                                               APPRECIATION
   AMOUNT           COUNTER PARTY     DATE         DATE        PAYMENT        RECEIPT        FREQUENCY    DEPRECIATION)
------------       ---------------  ----------  -----------  -------------  -------------  -------------  -------------
REAL RETURN
  24,100,000  USD  Bank of America  12/15/2005   12/15/2015   Fixed 5.00%   3 Month Libor  semi-annually   ($1,171,486)
   7,600,000  EUR  Barclays Bank     6/17/2005    6/17/2010  6 Month Libor   Fixed 4.00%      annually         585,998
   7,500,000  EUR  Barclays Bank     6/17/2005    6/17/2015  6 Month Libor   Fixed 5.00%      annually       1,383,635
   2,800,000  EUR  Barclays Bank     6/17/2005    6/17/2015  6 Month Libor   Fixed 4.50%      annually         371,571
  43,000,000  USD  Goldman Sachs    12/15/2005   12/15/2015   Fixed 5.00%   3 Month Libor  semi-annually    (2,090,203)
   2,700,000  EUR  JP Morgan         6/17/2005    6/17/2015  6 Month Libor   Fixed 5.00%      annually         497,934
   3,200,000  USD  Lehman Brothers   6/15/2005    6/15/2010   Fixed 4.00%   3 Month Libor  semi-annually        26,294
   6,000,000  USD  Lehman Brothers  12/15/2005   12/15/2007   Fixed 4.00%   3 Month Libor  semi-annually        10,135
                                                                                                            ----------
                                                                                                           ($  386,122)
                                                                                                            ==========

The following is a summary of open credit default swap contracts outstanding in Global Bond and Total Return as of June 30, 2005:

                    FUND    IN EXCHANGE
                  RECEIVES/    FOR
                  PROVIDES    PREMIUM     PREMIUM
                   CREDIT    PAYMENTS OF  PAYMENT   EFFECTIVE TERMINATION  NOTIONAL
COUNTERPARTY     PROTECTION (PER ANNUM)  FREQUENCY    DATE       DATE       AMOUNT             ISSUER
------------     ---------- ------------ ---------  --------- ----------- -----------  -----------------------
GLOBAL BOND
Lehman Brothers   Receives     1.00%    semi-annual 7/28/2004  7/28/2005  $   100,000    Russian Federation
Credit Suisse     Receives     0.55%     quarterly   6/7/2005   9/7/2005    1,400,000    Russian Federation
Citibank          Receives     0.50%     quarterly  9/21/2004  3/20/2010    7,000,000          DJ CDX
Merrill Lynch     Receives     0.50%     quarterly  9/21/2004  3/20/2010    2,000,000          DJ CDX

TOTAL RETURN
JP Morgan         Receives     0.98%    semi-annual 8/4/2004   8/4/2005   $ 2,000,000    Russian Federation
Lehman Bros.      Receives     0.48%     annually   5/11/2005  8/20/2005      500,000    Russian Federation
JP Morgan         Receives     2.90%     quarterly  4/1/2005   6/20/2006    3,000,000 General Motor Acceptance
                                                                                               Corp.
JP Morgan         Receives     2.80%     quarterly  4/6/2005   6/20/2006    3,300,000 General Motor Acceptance
                                                                                               Corp.
Morgan Stanley    Receives     3.35%     quarterly  5/18/2005  6/20/2006      300,000   Ford Motor Credit SP
Morgan Stanley    Receives     0.58%    semi-annual 5/27/2005  6/20/2006    1,100,000   Russian Federation
Bear Stearns      Receives     0.62%    semi-annual 3/12/2005  3/20/2007      200,000   Russian Federation
JP Morgan         Receives     0.77%    semi-annual 5/19/2005  5/20/2007      100,000   Russian Federation
Lehman Bros.      Receives     2.70%     quarterly   4/9/2005  6/20/2007      250,000   Ford Motor Credit SP

REAL RETURN BOND
JP Morgan         Receives     4.25%     quarterly  5/18/2005  6/20/2006  $ 1,000,000 General Motor Acceptance
                                                                                               Corp.
Bear Stearns      Receives     3.10%    semi-annual 4/21/2005  6/20/2006    1,500,000 Ford Motor Credit CDS SP
Morgan Stanley    Receives     3.83%    semi-annual 4/26/2005  6/20/2006    1,000,000 General Motor Acceptance
                                                                                               Corp.
Morgan Stanley    Receives     4.15%     quarterly  5/18/2005  6/20/2006    1,000,000 General Motor Acceptance
                                                                                                Corp.

                                  UNREALIZED
                    DEFAULT      APPRECIATION
COUNTERPARTY         AMOUNT     (DEPRECIATION)
------------     -------------  --------------
GLOBAL BOND
Lehman Brothers  $  10,000,000  $           90
Credit Suisse       10,000,000               -
Citibank            10,000,000               -
Merrill Lynch       10,000,000               -
                                $           90
                                ==============

TOTAL RETURN
JP Morgan           10,000,000  $        1,143
Lehman Bros.        10,000,000             108
JP Morgan           10,000,000          31,401
JP Morgan           10,000,000          31,385
Morgan Stanley      10,000,000           5,440
Morgan Stanley      10,000,000           1,185
Bear Stearns        10,000,000              53
JP Morgan           10,000,000             271
Lehman Bros.        10,000,000           2,209
                                $       73,195
                                ==============

REAL RETURN BOND
JP Morgan           10,000,000  $       23,378
Bear Stearns        10,000,000          23,607
Morgan Stanley      10,000,000          19,362
Morgan Stanley      10,000,000          22,422
                                --------------
                                $       88,769
                                ==============

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

4. CAPITAL SHARES. Share activity for the Trust for six months or period ended June 30, 2005 and the year ended December 31, 2004 were as follows:

                                     SIX MONTHS OR PERIOD ENDED 6/30/2005
                     -------------------------------------------------------------------
                                                            SHARES ISSUED
                                                            IN CONNECTION
                                REINVESTMENT                    WITH
                      SHARES         OF          SHARES    REORGANIZATION   NET INCREASE
                       SOLD     DISTRIBUTIONS   REDEEMED      (NOTE 1)       (DECREASE)
                     ---------  -------------  ----------  --------------   ------------
SCIENCE & TECHNOLOGY TRUST
  Series I             229,960              -  (5,446,081)              -     (5,216,121)
  Series II            284,957              -    (883,743)              -       (598,786)
  Series III           125,276              -     (28,129)              -         97,147
  Series NAV             6,934              -        (788)              -          6,146

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST)
  Series I             795,257         78,610    (941,853)              -        (67,986)
  Series II            361,634         23,027    (573,921)              -       (189,260)
  Series III             2,403             63        (631)              -          1,835
  Series NAV             4,285              -        (137)              -          4,148

HEALTH SCIENCES TRUST
  Series I             443,707        659,132    (917,670)              -        185,169
  Series II            216,171        426,705    (494,911)              -        147,965
  Series III            10,833          1,429      (5,268)              -          6,994
  Series NAV            91,388              -     (44,533)      1,838,214      1,885,069

EMERGING GROWTH TRUST
  Series I             751,682              -  (4,640,656)              -     (3,888,974)
  Series II            223,156              -    (720,989)              -       (497,833)
  Series III             2,517              -      (3,606)              -         (1,089)
  Series NAV         1,186,432              -    (163,228)              -      1,023,204

SMALL CAP GROWTH TRUST
  Series I                 121              -           -               -            121
  Series II             55,731              -          (2)              -         55,729
  Series NAV           311,857              -  (2,457,577)              -     (2,145,720)

EMERGING SMALL COMPANY TRUST
  Series I             475,360              -  (2,824,022)              -     (2,348,662)
  Series II            579,121              -  (2,286,725)              -     (1,707,604)
  Series III             1,669              -      (6,179)              -         (4,510)
  Series NAV         4,479,041              -    (432,584)              -      4,046,457

SMALL CAP TRUST
  Series I              63,234              -     (30,797)              -         32,437
  Series II              9,626              -      (1,433)              -          8,193
  Series NAV        24,244,702              -  (8,252,646)              -     15,992,056

SMALL COMPANY TRUST
  Series I             335,399          3,157  (1,738,487)              -     (1,399,931)
  Series II          1,981,979         46,956  (2,116,142)              -        (87,207)
  Series III               802              -      (4,957)              -         (4,155)
  Series NAV         4,548,569         95,426    (698,729)              -      3,945,266

DYNAMIC GROWTH TRUST
  Series I           1,175,446              -  (2,517,160)              -     (1,341,714)
  Series II          1,138,140              -  (1,105,855)              -         32,285
  Series NAV         2,785,455              -      (2,647)              -        782,808

                                                                                       YEAR ENDED 12/31/2004
                                                                 ------------------------------------------------------------------
                                                                                                         SHARES ISSUED
                                                                                                         IN CONNECTION
                                                                              REINVESTMENT                    WITH           NET
                                                                                   OF          SHARES    REORGANIZATION   INCREASE
                                                                 SHARES SOLD  DISTRIBUTIONS   REDEEMED      (NOTE 1)     (DECREASE)
                                                                 -----------  -------------  ----------  --------------  ----------
SCIENCE & TECHNOLOGY TRUST
  Series I                                                         2,216,694              -  (8,503,408)              -  (6,286,714)
  Series II                                                        1,787,002              -  (1,379,713)              -     407,289
  Series III                                                          50,474              -      (6,232)              -      44,242
  Series NAV                                                               -              -           -               -           -

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST)
  Series I                                                         3,410,848         37,081  (3,199,065)              -     248,864
  Series II                                                        2,315,854         11,374  (1,761,071)              -     566,157
  Series III                                                          15,170              3      (8,557)              -       6,616
  Series NAV                                                               -              -           -               -           -

HEALTH SCIENCES TRUST
  Series I                                                         2,010,388              -  (1,669,215)              -     341,173
  Series II                                                        1,672,528              -    (653,377)              -   1,019,151
  Series III                                                          14,199              -      (6,487)              -       7,712
  Series NAV                                                               -              -           -               -           -

EMERGING GROWTH TRUST
  Series I                                                        17,892,428          6,199    (753,688)              -  17,144,939
  Series II                                                        1,051,739         10,262    (559,779)              -     502,222
  Series III                                                          13,860              -      (2,868)              -      10,992
  Series NAV                                                               -              -           -               -           -

SMALL CAP GROWTH TRUST
  Series I                                                                 -              -           -               -           -
  Series II                                                                -              -           -               -           -
  Series NAV                                                       4,569,608              -  (6,815,604)     17,268,861  15,022,865

EMERGING SMALL COMPANY TRUST
  Series I                                                         1,241,276              -  (3,154,747)              -  (1,913,471)
  Series II                                                        1,935,775              -    (974,682)              -     961,093
  Series III                                                           8,121              -      (1,984)              -       6,137
  Series NAV                                                               -              -           -               -           -

SMALL CAP TRUST
  Series I                                                                 -              -           -               -           -
  Series II                                                                -              -           -               -           -
  Series NAV                                                               -              -           -               -           -

SMALL COMPANY TRUST
  Series I                                                         2,534,731              -    (939,354)              -   1,595,377
  Series II                                                        2,496,616              -    (388,191)              -   2,108,425
  Series III                                                           4,756              -        (601)              -       4,155
  Series NAV                                                               -              -           -               -           -

DYNAMIC GROWTH TRUST
  Series I                                                           993,884              -  (6,125,667)              -  (5,131,783)
  Series II                                                          665,495              -  (1,816,720)              -  (1,151,225)
  Series NAV                                                               -              -           -               -           -

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

CAPITAL SHARES, CONTINUED

                                     SIX MONTHS OR PERIOD ENDED 6/30/2005
                    ----------------------------------------------------------------------
                                                              SHARES ISSUED
                                                              IN CONNECTION
                                REINVESTMENT                      WITH
                      SHARES         OF          SHARES      REORGANIZATION   NET INCREASE
                       SOLD     DISTRIBUTIONS   REDEEMED        (NOTE 1)       (DECREASE)
                    ----------  -------------  -----------  ----------------  ------------
MID CAP STOCK TRUST
  Series I           3,780,272        656,384  (10,365,514)       13,603,209     7,674,351
  Series II          1,504,116        343,123   (9,308,446)        3,196,971    (4,264,236)
  Series III            47,097          3,514      (48,789)                -         1,822
  Series NAV        18,277,695        658,218   (8,452,163)       16,869,292    27,353,042

NATURAL RESOURCES TRUST
  Series I           1,176,515         26,753  (10,047,741)                -    (8,844,473)
  Series II          2,662,927        127,290  (11,408,365)                -    (8,618,148)
  Series III            24,702            445      (44,800)                -       (19,653)
  Series NAV        27,678,966        536,038   (6,333,275)                -    21,881,729

ALL CAP GROWTH TRUST
  Series I             293,881              -   (9,797,857)                -    (9,503,976)
  Series II          1,041,967              -   (8,642,390)                -    (7,600,423)
  Series III             2,930              -      (23,597)                -       (20,667)
  Series NAV        18,817,801              -     (969,165)                -    17,848,636

STRATEGIC OPPORTUNITIES TRUST
  Series I              36,305        188,555   (4,874,107)                -    (4,649,247)
  Series II             48,108          6,616     (236,310)                -      (181,586)
  Series NAV                20              -            -                 -            20

FINANCIAL SERVICES TRUST
  Series I              53,948         13,897     (388,764)                -      (320,919)
  Series II             63,283          6,118     (181,988)                -      (112,587)
  Series III               229             32       (1,375)                -        (1,114)
  Series NAV                 -              -     (141,544)        4,003,461     3,861,917

INTERNATIONAL OPPORTUNITIES TRUST
  Series I               3,084              -           (2)                -         3,082
  Series II             70,740              -       (7,025)                -        63,715
  Series NAV        27,358,904              -     (358,571)                -    27,000,333

INTERNATIONAL STOCK TRUST
  Series I           1,747,203        106,458  (21,788,227)                -   (19,934,566)
  Series II          2,442,972              -  (22,805,597)                -   (20,362,625)
  Series III             9,350              -      (71,745)                -       (62,395)
  Series NAV        53,862,072        478,663   (3,680,758)                -    50,659,977

INTERNATIONAL SMALL CAP TRUST
  Series I           1,439,730         88,966   (9,299,692)                -    (7,770,996)
  Series II          1,285,107          6,469   (9,280,862)                -    (7,989,286)
  Series III             6,820             23      (29,504)                -       (22,661)
  Series NAV        21,119,966        192,314   (1,450,587)                -    19,861,693

OVERSEAS EQUITY TRUST
  Series I                  53              -            -                 -            53
  Series II             33,395              -         (223)                -        33,172
  Series NAV           828,021        114,855   (3,070,114)                -    (2,127,238)

INTERNATIONAL VALUE TRUST
  Series I           3,887,354        440,075  (14,960,659)       13,018,969     2,385,739
  Series II          2,224,539        229,638  (16,633,650)        2,898,610    11,280,863
  Series III             5,119              -      (46,280)                -       (41,161)
  Series NAV        79,272,263        742,329  (24,564,003)                -    55,450,589

                                                       YEAR ENDED 12/31/2004
                                  --------------------------------------------------------------------
                                                                           SHARES ISSUED
                                                                           IN CONNECTION
                                                REINVESTMENT                     WITH          NET
                                                    OF           SHARES    REORGANIZATION   INCREASE
                                  SHARES SOLD  DISTRIBUTIONS    REDEEMED      (NOTE 1)     (DECREASE)
                                  -----------  -------------  -----------  --------------  -----------
MID CAP STOCK TRUST
  Series I                          6,093,443              -   (3,300,283)              -    2,793,160
  Series II                         7,264,730              -   (1,020,097)              -    6,244,633
  Series III                          113,546              -      (26,442)              -       87,104
  Series NAV                                -              -            -               -            -

NATURAL RESOURCES TRUST
  Series I                         11,097,479        138,568   (5,968,421)              -    5,267,626
  Series II                        12,684,523        138,876   (2,477,976)              -   10,345,423
  Series III                           56,093             87      (14,690)              -       41,490
  Series NAV                                -              -            -               -            -

ALL CAP GROWTH TRUST
  Series I                          2,154,173              -   (7,297,381)              -   (5,143,208)
  Series II                         5,929,373              -   (2,153,201)              -    3,776,172
  Series III                           24,591              -       (4,051)              -       20,540
  Series NAV                                -              -            -               -            -

STRATEGIC OPPORTUNITIES TRUST
  Series I                            476,932         45,985  (10,087,312)              -   (9,564,395)
  Series II                           599,025            646     (434,607)              -      165,064
  Series NAV                                -              -            -               -            -

FINANCIAL SERVICES TRUST
  Series I                            464,231         15,527     (780,729)              -     (300,971)
  Series II                           674,424          9,260     (446,487)              -      237,197
  Series III                           11,749             17       (1,997)              -        9,769
  Series NAV                                -              -            -               -            -

INTERNATIONAL OPPORTUNITIES TRUST
  Series I                                  -              -            -               -            -
  Series II                                 -              -            -               -            -
  Series NAV                                -              -            -               -            -

INTERNATIONAL STOCK TRUST
  Series I                         12,459,640        248,540   (9,562,275)              -    3,145,905
  Series II                        16,070,464         98,882   (3,580,421)              -   12,588,925
  Series III                           73,473             57      (11,376)              -       62,154
  Series NAV                                -              -            -               -            -

INTERNATIONAL SMALL CAP TRUST
  Series I                          4,588,886         21,214   (3,973,189)              -      636,911
  Series II                         6,658,858          6,800   (1,094,091)              -    5,571,567
  Series III                           38,240             10      (11,712)              -       26,538
  Series NAV                                -              -            -               -            -

OVERSEAS EQUITY TRUST
  Series I                                  -              -            -               -            -
  Series II                                 -              -            -               -            -
  Series NAV                        2,442,439         77,787   (4,132,567)     11,336,041    9,723,700

INTERNATIONAL VALUE TRUST
  Series I                         13,419,603        293,836   (4,184,539)              -    9,528,900
  Series II                        15,118,212        161,990   (1,381,857)              -   13,898,345
  Series III                           47,054             31       (6,033)              -       41,052
  Series NAV                                -              -            -               -            -

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

CAPITAL SHARES, CONTINUED

                                     SIX MONTHS OR PERIOD ENDED 6/30/2005
                    ----------------------------------------------------------------------
                                                              SHARES ISSUED
                                                              IN CONNECTION
                                REINVESTMENT                      WITH
                      SHARES         OF          SHARES      REORGANIZATION   NET INCREASE
                       SOLD     DISTRIBUTIONS   REDEEMED        (NOTE 1)       (DECREASE)
                    ----------  -------------  -----------  ----------------  ------------
QUANTITATIVE MID CAP TRUST
  Series I             505,627              -     (707,204)                -      (201,577)
  Series II            197,028              -     (197,768)                -          (740)
  Series NAV             1,830              -          (10)                -         1,820

MID CAP CORE TRUST
  Series I             227,845         45,462     (889,364)                -      (616,057)
  Series II            272,331        242,668     (841,954)                -      (326,955)
  Series III               664              -       (3,975)                -        (3,311)
  Series NAV         8,252,810        136,149     (135,874)                -     8,253,085

GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST)
  Series I              35,923        297,087   (1,636,807)                -    (1,303,797)
  Series II            400,950         23,675     (151,686)                -       272,939
  Series III               633            118       (2,271)                -        (1,520)
  Series NAV             1,038              -           (1)                -         1,037

CAPITAL APPRECIATION TRUST
  Series I           1,439,632              -   (9,909,986)                -    (8,470,354)
  Series II          1,925,842              -  (11,637,889)                -    (9,712,047)
  Series III             4,226              -      (29,105)                -       (24,879)
  Series NAV        31,589,011         23,717   (1,775,679)                -    29,837,049

U.S. GLOBAL LEADERS GROWTH TRUST
  Series I           4,362,066              -   (2,637,633)        3,775,610     5,500,043
  Series II          3,019,845              -   (3,028,081)        2,867,038     2,858,802
  Series III             7,731              -       (7,527)            1,839         2,043
  Series NAV        35,186,252              -  (10,631,665)                -    24,554,587

QUANTITATIVE ALL CAP TRUST
  Series I             136,641        411,199   (1,471,882)                -      (924,042)
  Series II             72,465          6,853      (66,283)                -        13,035
  Series III             7,244          1,316       (1,034)                -         7,526
  Series NAV                17              -            -                 -            17

ALL CAP CORE TRUST
  Series I             194,088        117,989   (1,874,785)                -    (1,562,708)
  Series II             88,896          4,993     (192,679)                -       (98,790)
  Series NAV                15              -            -                 -            15

LARGE CAP GROWTH TRUST
  Series I             570,469        267,650   (3,841,450)                -    (3,003,331)
  Series II            612,699         57,072     (763,473)                -       (93,702)
  Series NAV           608,558              -     (245,054)       17,823,803    18,187,307

BLUE CHIP GROWTH TRUST
  Series I           1,665,128        238,438  (24,365,412)                -   (22,461,846)
  Series II          4,459,692              -  (22,803,926)                -   (18,344,234)
  Series III            26,600             61      (68,924)                -       (42,263)
  Series NAV        51,469,569        272,858   (3,079,556)       37,934,840    86,597,711

                                                                   YEAR ENDED 12/31/2004
                                              --------------------------------------------------------------------
                                                                                       SHARES ISSUED
                                                                                       IN CONNECTION
                                                            REINVESTMENT                     WITH          NET
                                                                OF           SHARES    REORGANIZATION   INCREASE
                                              SHARES SOLD  DISTRIBUTIONS    REDEEMED      (NOTE 1)     (DECREASE)
                                              -----------  -------------  -----------  --------------  -----------
QUANTITATIVE MID CAP TRUST
  Series I                                      1,320,711              -   (1,228,514)              -       92,197
  Series II                                       461,214              -     (172,709)              -      288,505
  Series NAV                                            -              -            -               -            -

MID CAP CORE TRUST
  Series I                                        734,471         12,286     (799,685)              -      (52,928)
  Series II                                     1,699,449         22,887     (793,584)              -      928,752
  Series III                                        3,452              -            -            (152)       3,300
  Series NAV                                            -              -            -               -            -

GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST)
  Series I                                        171,770        456,615   (4,101,806)              -   (3,473,421)
  Series II                                       498,358         26,152     (129,680)              -      394,830
  Series III                                       13,829             52       (2,477)              -       11,404
  Series NAV                                            -              -            -               -            -

CAPITAL APPRECIATION TRUST
  Series I                                      4,707,955              -   (5,118,184)              -     (410,229)
  Series II                                     7,522,474              -   (2,247,067)              -    5,275,407
  Series III                                       29,815              -       (5,130)              -       24,685
  Series NAV                                            -              -            -               -            -

U.S. GLOBAL LEADERS GROWTH TRUST
  Series I                                        225,094            970       (2,820)              -      223,244
  Series II                                       509,952          1,924       (6,000)              -      505,876
  Series III                                            -              -            -               -            -
  Series NAV                                            -              -            -               -            -

QUANTITATIVE ALL CAP TRUST
  Series I                                     22,127,167        140,983   (2,738,614)              -   19,529,536
  Series II                                       149,772          7,313      (46,778)              -      110,307
  Series III                                       58,401            367       (1,512)              -       57,256
  Series NAV                                            -              -            -               -            -

ALL CAP CORE TRUST
  Series I                                        532,879         81,794   (3,696,106)              -   (3,081,433)
  Series II                                       342,785          2,794     (273,900)              -       71,679
  Series NAV                                            -              -            -               -            -

LARGE CAP GROWTH TRUST
  Series I                                      1,648,387        114,933   (7,330,229)              -   (5,566,909)
  Series II                                     1,614,034         18,042     (751,151)              -      880,925
  Series NAV                                            -              -            -               -            -

BLUE CHIP GROWTH TRUST
  Series I                                      5,016,051         89,709  (10,788,299)              -   (5,682,539)
  Series II                                    15,665,983         12,112     (859,973)              -   14,818,122
  Series III                                       76,868             16      (10,122)              -       66,762
  Series NAV                                            -              -            -               -            -

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

CAPITAL SHARES, CONTINUED

                                     SIX MONTHS OR PERIOD ENDED 6/30/2005
                    ----------------------------------------------------------------------
                                                              SHARES ISSUED
                                                              IN CONNECTION
                                REINVESTMENT                      WITH
                      SHARES         OF          SHARES      REORGANIZATION   NET INCREASE
                       SOLD     DISTRIBUTIONS   REDEEMED        (NOTE 1)       (DECREASE)
                    ----------  -------------  -----------  ----------------  ------------
U.S. LARGE CAP TRUST
  Series I             171,005        163,627   (9,759,973)                -    (9,425,341)
  Series II          1,025,261         11,680   (8,850,645)                -    (7,813,704)
  Series III             2,392              -      (20,333)                -       (17,941)
  Series NAV        16,007,123         89,320  (15,955,856)                -       140,587

CORE EQUITY TRUST
  Series I           1,734,856              -  (15,118,012)                -   (13,383,156)
  Series II          3,510,797              -  (17,026,742)                -   (13,515,945)
  Series III             8,414              -      (51,159)                -       (42,745)
  Series NAV        39,658,799              -   (2,564,079)                -    37,094,720

STRATEGIC VALUE TRUST
  Series I             484,936        428,407   (3,909,666)                -    (2,996,323)
  Series II            737,097        261,664   (4,292,461)                -    (3,293,700)
  Series III             1,391              -      (11,662)                -       (10,271)
  Series NAV         9,324,166        846,464     (462,179)                -     9,708,451

LARGE CAP VALUE TRUST
  Series I             649,145              -   (3,691,489)                -    (3,042,344)
  Series II          1,857,615              -   (3,879,105)                -    (2,021,490)
  Series III             1,419              -      (11,363)                -        (9,944)
  Series NAV         8,477,602              4     (689,083)                -     7,788,523

CLASSIC VALUE TRUST
  Series I             178,055            188     (100,629)                -        77,614
  Series II            575,856            716     (259,021)                -       317,551
  Series NAV            12,632              -           (2)                -        12,630

UTILITIES TRUST
  Series I           1,272,632        381,677     (427,328)                -     1,226,981
  Series II          1,088,986        225,464     (557,103)                -       757,347
  Series III            11,204            638       (8,468)                -         3,374
  Series NAV            18,849              -           (7)                -        18,842

REAL ESTATE SECURITIES TRUST
  Series I           1,670,373      2,913,111  (10,162,108)                -    (5,578,624)
  Series II          2,141,805        975,201  (11,180,909)                -    (8,063,903)
  Series III            25,421          9,040      (50,292)                -       (15,831)
  Series NAV        19,438,071      3,300,761   (3,793,374)       15,001,084    33,946,542

SMALL CAP OPPORTUNITIES TRUST
  Series I           2,080,770          7,174   (4,783,964)        5,100,183     2,404,163
  Series II            950,476         32,894   (6,238,342)        3,248,949    (2,006,023)
  Series III             2,285              -      (15,096)                -       (12,811)
  Series NAV        12,060,300        261,259   (1,210,608)                -    11,110,951

SMALL CAP VALUE TRUST
  Series I                 750              -            -                 -           750
  Series II            153,355              -      (12,298)                -       141,057
  Series NAV           648,221         20,337     (758,106)                -       (89,548)

                                                      YEAR ENDED 12/31/2004
                                --------------------------------------------------------------------
                                                                         SHARES ISSUED
                                                                         IN CONNECTION
                                              REINVESTMENT                     WITH          NET
                                                  OF           SHARES    REORGANIZATION   INCREASE
                                SHARES SOLD  DISTRIBUTIONS    REDEEMED      (NOTE 1)     (DECREASE)
                                -----------  -------------  -----------  --------------  -----------
U.S. LARGE CAP TRUST
  Series I                        4,381,665        105,926   (5,697,810)     14,651,956   13,441,737
  Series II                       5,929,601         32,311     (413,111)        471,566    6,020,367
  Series III                         20,153              4       (2,319)              9       17,847
  Series NAV                              -              -            -               -            -

CORE EQUITY TRUST
  Series I                       17,429,776              -   (3,775,445)              -   13,654,331
  Series II                      18,046,123              -   (1,347,270)              -   16,698,853
  Series III                         49,538              -       (6,793)              -       42,745
  Series NAV                              -              -            -               -            -

STRATEGIC VALUE TRUST
  Series I                        2,596,555         36,901   (4,823,215)              -  (2,189,759)
  Series II                       3,551,675         19,601   (2,236,685)              -    1,334,591
  Series III                         13,331              6       (3,182)              -       10,155
  Series NAV                              -              -            -               -            -

LARGE CAP VALUE TRUST
  Series I                        4,423,479         27,711   (1,059,492)              -    3,391,698
  Series II                       5,399,935         39,255     (532,276)              -    4,906,914
  Series III                         10,578             59         (693)              -        9,944
  Series NAV                              -              -            -               -            -

CLASSIC VALUE TRUST
  Series I                          236,698          1,203       (2,674)              -      235,227
  Series II                         851,436          3,851      (52,657)              -      802,630
  Series NAV                              -              -            -               -            -

UTILITIES TRUST
  Series I                        1,946,278         39,419     (632,642)              -    1,353,055
  Series II                       1,385,364         23,495     (446,315)              -      962,544
  Series III                         12,680              5       (4,204)              -        8,481
  Series NAV                              -              -            -               -            -

REAL ESTATE SECURITIES TRUST
  Series I                        7,778,711        609,339   (7,017,384)              -    1,370,666
  Series II                       8,701,972        266,910   (3,058,861)              -    5,910,021
  Series III                         85,837            161      (17,084)              -       68,914
  Series NAV                              -              -            -               -            -

SMALL CAP OPPORTUNITIES TRUST
  Series I                        3,907,827         41,838   (1,586,600)              -    2,363,065
  Series II                       4,766,197         36,286     (835,154)              -    3,967,329
  Series III                         15,139             21       (2,379)              -       12,781
  Series NAV                              -              -            -               -            -

SMALL CAP VALUE TRUST
  Series I                                -              -            -               -            -
  Series II                               -              -            -               -            -
  Series NAV                      3,891,144        819,959   (3,473,797)              -    1,237,306

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

CAPITAL SHARES, CONTINUED

                                     SIX MONTHS OR PERIOD ENDED 6/30/2005
                    ----------------------------------------------------------------------
                                                              SHARES ISSUED
                                                              IN CONNECTION
                                REINVESTMENT                      WITH
                      SHARES         OF          SHARES      REORGANIZATION   NET INCREASE
                       SOLD     DISTRIBUTIONS   REDEEMED        (NOTE 1)       (DECREASE)
                    ----------  -------------  -----------  ----------------  ------------
SMALL COMPANY VALUE TRUST
  Series I             474,473        415,064   (4,967,955)                -    (4,078,418)
  Series II            688,005        172,146   (4,311,600)                -    (3,451,449)
  Series III             1,950              -      (10,737)                -        (8,787)
  Series NAV         8,790,944        155,738     (939,343)                -     8,007,339

SPECIAL VALUE TRUST
  Series I             107,735            657     (853,519)                -      (745,127)
  Series II          1,131,508          5,637     (647,255)                -       489,890
  Series III             1,414             68       (6,519)                -        (5,037)
  Series NAV         1,474,871          5,427     (135,261)                -     1,345,037

MID VALUE TRUST
  Series I                  57              -            -                 -            57
  Series II             77,333              -       (3,867)                -        73,466
  Series NAV           774,465          6,696   (2,392,863)                -    (1,611,702)

MID CAP VALUE TRUST
  Series I           1,812,219        794,373   (4,185,228)                -    (1,578,636)
  Series II            895,646        512,234   (4,028,942)                -    (2,621,062)
  Series III            13,860          2,420      (35,995)                -       (19,715)
  Series NAV         7,677,824        278,317     (355,148)                -     7,600,993

VALUE TRUST
  Series I             299,104         81,828   (3,352,308)                -    (2,971,376)
  Series II            139,445          9,140     (572,170)                -      (423,585)
  Series NAV             4,469              -           (2)                -         4,467

ALL CAP VALUE TRUST
  Series I             800,910        288,567   (8,641,918)                -    (7,552,441)
  Series II          1,154,620        187,984   (9,980,523)                -    (8,637,919)
  Series III             4,175            420      (29,460)                -       (24,865)
  Series NAV        21,725,907        901,781     (814,137)                -    21,813,551

GROWTH & INCOME TRUST II
  Series NAV           865,996        304,164   (8,952,029)                -    (7,781,869)

FUNDAMENTAL VALUE TRUST
  Series I           1,158,913         78,860  (14,660,984)                -   (13,423,211)
  Series II          2,929,825         32,502  (15,008,925)                -   (12,046,598)
  Series III            16,971             37      (61,114)                -       (44,106)
  Series NAV        42,102,798        206,002   (1,100,746)                -    41,208,054

GROWTH & INCOME TRUST
  Series I             286,104      2,014,435   (6,773,712)                -    (4,473,173)
  Series II             81,052        173,536     (449,363)                -      (194,775)
  Series III             2,258            872       (4,351)                -        (1,221)
  Series NAV             1,904              -          (15)                -         1,889

LARGE CAP TRUST
  Series I             128,615              -          (95)                -       128,520
  Series II              5,442              -         (181)                -         5,261
  Series NAV         9,123,662              -     (117,359)                -     9,006,303

                                                      YEAR ENDED 12/31/2004
                                 --------------------------------------------------------------------
                                                                          SHARES ISSUED
                                                                          IN CONNECTION
                                               REINVESTMENT                     WITH          NET
                                                   OF           SHARES    REORGANIZATION   INCREASE
                                 SHARES SOLD  DISTRIBUTIONS    REDEEMED      (NOTE 1)     (DECREASE)
                                 -----------  -------------  -----------  --------------  -----------
SMALL COMPANY VALUE TRUST
  Series I                         4,547,169        322,735   (2,765,832)              -    2,104,072
  Series II                        5,258,546        133,737     (834,869)              -    4,557,414
  Series III                          10,262             13       (1,515)              -        8,760
  Series NAV                               -              -            -               -            -

SPECIAL VALUE TRUST
  Series I                           434,683         13,960     (218,798)              -      229,845
  Series II                          687,853          9,859     (227,512)              -      470,200
  Series III                          27,377             16       (6,092)              -       21,301
  Series NAV                               -              -            -               -            -

MID VALUE TRUST
  Series I                                 -              -            -               -            -
  Series II                                -              -            -               -            -
  Series NAV                       6,691,572      1,590,190   (4,477,627)      2,966,354    6,770,489

MID CAP VALUE TRUST
  Series I                         4,505,639        103,272   (1,976,123)              -    2,632,788
  Series II                        5,222,643         57,984     (629,435)              -    4,651,192
  Series III                          79,976             13       (3,590)              -       76,399
  Series NAV                               -              -            -               -            -

VALUE TRUST
  Series I                         2,349,546         90,245   (2,708,520)              -     (268,729)
  Series II                        1,347,852         10,285     (551,159)              -      806,978
  Series NAV                               -              -            -               -            -

ALL CAP VALUE TRUST
  Series I                         4,452,596         45,074   (5,092,362)              -     (594,692)
  Series II                        7,130,360         25,023   (1,964,795)              -    5,190,588
  Series III                          38,998             14       (4,229)              -       34,783
  Series NAV                               -              -            -               -            -

GROWTH & INCOME TRUST II
  Series NAV                       9,789,375      1,981,491  (23,048,591)              -  (11,277,725)

FUNDAMENTAL VALUE TRUST
  Series I                         6,041,877        144,664   (3,761,504)              -    2,425,037
  Series II                       12,505,063         81,838   (1,183,584)              -   11,403,317
  Series III                          64,792             31       (9,189)              -       55,634
  Series NAV                               -              -            -               -            -

GROWTH & INCOME TRUST
  Series I                           297,532        580,625  (13,248,185)              -  (12,370,028)
  Series II                        1,176,997         47,159   (1,275,782)              -      (51,626)
  Series III                          27,081              6       (1,411)              -       25,676
  Series NAV                               -              -            -               -            -

LARGE CAP TRUST
  Series I                                 -              -            -               -            -
  Series II                                -              -            -               -            -
  Series NAV                               -              -            -               -            -

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

CAPITAL SHARES, CONTINUED

                                                     SIX MONTHS OR PERIOD ENDED 6/30/2005
                             ------------------------------------------------------------------------------
                                                                            SHARES ISSUED
                                                                            IN CONNECTION
                                             REINVESTMENT                        WITH
                                SHARES            OF           SHARES       REORGANIZATION    NET INCREASE
                                 SOLD       DISTRIBUTIONS     REDEEMED         (NOTE 1)        (DECREASE)
                             ------------  ---------------  ------------  -----------------  --------------
QUANTITATIVE VALUE TRUST
  Series I                       668,402          579,476    (2,768,469)              -         (1,520,591)
  Series II                      416,072            3,982    (3,227,635)              -         (2,807,581)
  Series III                         991                -        (7,679)              -             (6,688)
  Series NAV                  17,669,643          342,811      (528,167)              -         17,484,287

EQUITY-INCOME TRUST
  Series I                     1,248,782        3,134,726   (19,473,107)              -        (15,089,599)
  Series II                    3,236,069          801,814   (19,204,358)              -        (15,166,475)
  Series III                       9,999            1,142       (61,050)              -            (49,909)
  Series NAV                  43,679,531        1,896,542    (1,435,848)     40,037,388         84,177,613

INCOME & VALUE TRUST
  Series I                       128,109          918,819    (5,153,649)              -         (4,106,721)
  Series II                      125,584          172,185    (1,073,268)              -           (775,499)
  Series NAV                      10,582                -            (6)              -             10,576

  Managed Trust
  Series NAV                  41,152,736          882,110   (49,506,171)              -         (7,471,325)

GLOBAL ALLOCATION TRUST
  Series I                       851,437           68,095    (3,899,010)              -         (2,979,478)
  Series II                    2,946,354           52,423    (4,334,489)              -         (1,335,712)
  Series III                         872                -       (12,044)              -            (11,172)
  Series NAV                   8,553,193           95,502    (8,628,646)              -             20,049

HIGH YIELD TRUST
  Series I                     6,857,463        1,226,582   (56,947,842)              -        (48,863,797)
  Series II                    8,342,732          499,158   (62,911,795)              -        (54,069,905)
  Series III                      40,516            2,308      (182,294)              -           (139,470)
  Series NAV                 121,165,989        6,883,496   (18,767,417)      8,612,025         117,894,093

U.S. HIGH YIELD BOND TRUST
  Series I                            32                -             -               -                 32
  Series II                       34,363                -           (23)              -             34,340
  Series NAV                  18,539,306                -      (432,878)              -         18,106,428

STRATEGIC BOND TRUST
  Series I                     2,393,235          583,651   (27,525,002)              -        (24,548,116)
  Series II                    4,640,788          170,600   (30,313,207)              -        (25,501,819)
  Series III                      25,609              990       (92,722)              -            (66,123)
  Series NAV                  66,139,492        1,815,611    (6,689,524)              -         61,265,579

STRATEGIC INCOME TRUST
  Series I                        74,370              255        (8,716)              -             65,909
  Series II                      567,428              211      (110,810)              -            456,829
  Series NAV                      17,773                -       (17,373)              -                400

GLOBAL BOND TRUST
  Series I                     2,290,580          699,168   (16,894,608)              -        (13,904,860)
  Series II                    4,226,050          404,034   (18,847,032)              -        (14,216,948)
  Series III                      26,913            2,526       (64,380)              -            (34,941)
  Series NAV                  42,630,273        2,298,900    (3,427,532)      7,773,082         49,274,723

                                                             YEAR ENDED 12/31/2004
                             ------------------------------------------------------------------------------
                                                                            SHARES ISSUED
                                                                            IN CONNECTION
                                             REINVESTMENT                        WITH              NET
                                                  OF           SHARES      REORGANIZATION       INCREASE
                              SHARES SOLD   DISTRIBUTIONS     REDEEMED        (NOTE 1)         (DECREASE)
                             ------------  ---------------  ------------  -----------------  --------------
QUANTITATIVE VALUE TRUST
  Series I                    13,068,711              -        (615,023)               -        12,453,688
  Series II                    2,988,669              -         (61,361)               -         2,927,308
  Series III                       7,076              -            (388)               -             6,688
  Series NAV                           -              -               -                -                 -

EQUITY-INCOME TRUST
  Series I                     5,668,482      2,135,758     (11,710,522)               -        (3,906,282)
  Series II                   15,188,946        620,356      (2,745,457)               -        13,063,845
  Series III                      88,761            218         (14,785)               -            74,194
  Series NAV                           -              -               -                -                 -

INCOME & VALUE TRUST
  Series I                     2,842,654        672,958      (8,715,968)      11,948,042         6,747,686
  Series II                    2,234,234        115,469        (664,864)       2,030,266         3,715,105
  Series NAV                           -              -               -                -                 -

  Managed Trust
  Series NAV                   9,359,577      2,978,585     (21,099,402)               -        (8,761,240)

GLOBAL ALLOCATION TRUST
  Series I                     4,480,075         69,836      (1,016,162)               -         3,533,749
  Series II                    6,742,572         25,148         (81,924)               -         6,685,796
  Series III                      12,745              -          (1,573)               -            11,172
  Series NAV                           -              -               -                -                 -

HIGH YIELD TRUST
  Series I                    25,361,499      3,415,600     (19,419,461)               -         9,357,638
  Series II                   39,872,212      1,970,398      (5,619,150)               -        36,223,460
  Series III                     205,939            527         (28,741)               -           177,725
  Series NAV                           -              -               -                -                 -

U.S. HIGH YIELD BOND TRUST
  Series I                             -              -               -                -                 -
  Series II                            -              -               -                -                 -
  Series NAV                           -              -               -                -                 -

STRATEGIC BOND TRUST
  Series I                    11,852,892      1,573,933      (7,623,412)               -         5,803,413
  Series II                   21,825,497        656,827      (1,475,369)               -        21,006,955
  Series III                     116,860            345         (12,530)               -           104,675
  Series NAV                           -              -               -                -                 -

STRATEGIC INCOME TRUST
  Series I                       448,719          6,750          (9,163)               -           446,306
  Series II                    1,004,358         14,184         (39,936)               -           978,606
  Series NAV                           -              -               -                -                 -

GLOBAL BOND TRUST
  Series I                    19,103,098      1,022,454      (5,964,561)               -        14,160,991
  Series II                   19,691,998        542,378      (1,700,511)               -        18,533,865
  Series III                      95,260            182         (15,177)               -            80,265
  Series NAV                           -              -               -                -                 -

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

CAPITAL SHARES, CONTINUED

                               SIX MONTHS OR PERIOD ENDED 6/30/2005
               -----------------------------------------------------------------------
                                                          SHARES ISSUED
                                                          IN CONNECTION
                             REINVESTMENT                     WITH
                SHARES            OF          SHARES      REORGANIZATION  NET INCREASE
                 SOLD        DISTRIBUTIONS   REDEEMED        (NOTE 1)      (DECREASE)
               -----------   -------------  -----------   --------------  ------------
INVESTMENT QUALITY BOND TRUST
 Series I          335,877       1,399,823   (6,673,254)               -    (4,937,554)
 Series II         646,775         257,517   (4,701,400)               -    (3,797,108)
 Series III          7,786             389      (26,704)               -       (18,529)
 Series NAV     10,370,484         539,574     (865,212)               -    10,044,846

TOTAL RETURN TRUST
 Series I        1,658,167       2,088,545  (25,392,316)               -   (21,645,604)
 Series II       3,291,699         987,723  (26,034,911)               -   (21,755,489)
 Series III         94,664           9,488     (124,545)               -       (20,393)
 Series NAV     50,449,115       2,529,119  (10,127,601)       4,721,025    47,571,658

REAL RETURN BOND TRUST
 Series I        1,471,742          51,513  (14,291,407)               -   (12,768,152)
 Series II       3,846,526         518,448  (17,349,797)               -   (12,984,823)
 Series III          6,788             220      (53,479)               -       (46,471)
 Series NAV                      1,736,657   (3,136,266)               -    36,406,229
                37,805,838

CORE BOND TRUST
 Series I               32               -            -                -            32
 Series II           7,906               -         (117)               -         7,789
 Series NAV     19,898,505               -     (574,700)               -    19,323,805

ACTIVE BOND TRUST
 Series I           67,157               -     (614,145)      23,771,636    23,224,648
 Series II       5,802,249               -            -       45,010,346    50,812,595
 Series NAV        226,027       1,330,307   (9,224,033)       3,704,326    (3,963,373)

U.S. GOVERNMENT SECURITIES TRUST
 Series I          828,863         834,916  (13,768,994)               -   (12,105,215)
 Series II       1,044,882         299,708  (11,787,231)               -   (10,442,641)
 Series III         10,009              46      (59,155)               -       (49,100)
 Series NAV     23,919,757         837,082     (918,625)               -    23,838,214

SHORT-TERM BOND TRUST
 Series NAV      1,652,241         392,005   (4,434,818)               -    (2,390,572)

MONEY MARKET TRUST
 Series I       38,820,594       2,390,528  (23,312,914)               -    17,898,208
 Series II      11,419,451         206,180   (7,561,664)               -     4,063,967
 Series III        703,774           4,199     (635,490)               -        72,483

MONEY MARKET TRUST B
 Series NAV    112,639,703       5,734,578 (147,279,027)               -   (28,904,746)

LIFESTYLE AGGRESSIVE 1000 TRUST
 Series I        3,436,778       1,417,746     (593,947)               -     4,260,577
 Series II       1,336,699         831,663     (601,480)               -     1,566,882
 Series III         35,984           6,052     (194,370)               -      (152,334)
 Series IIIA       379,617               -     (189,132)               -       190,485
 Series NAV         18,958               -          (54)               -        18,904

                                       YEAR ENDED 12/31/2004
               ------------------------------------------------------------------------
                                                           SHARES ISSUED
                                                           IN CONNECTION
                            REINVESTMENT                        WITH           NET
                                 OF            SHARES      REORGANIZATION    INCREASE
               SHARES SOLD  DISTRIBUTIONS     REDEEMED         (NOTE 1)     (DECREASE)
               -----------  -------------   ------------   --------------  ------------
INVESTMENT QUALITY BOND TRUST
 Series I        1,139,238      1,923,034     (5,618,981)               -    (2,556,709)
 Series II       2,271,393        449,410       (614,273)               -     2,106,530
 Series III         27,729            214         (2,939)               -        25,004
 Series NAV              -              -              -                -             -

TOTAL RETURN TRUST
 Series I       11,103,523      3,029,102    (23,326,908)               -    (9,194,283)
 Series II      17,366,414      1,528,000     (9,637,080)               -     9,257,334
 Series III        272,708          1,782        (93,587)               -       180,903
 Series NAV              -              -              -                -             -

REAL RETURN BOND TRUST
 Series I        7,647,219        247,155     (4,348,814)               -     3,545,560
 Series II      15,197,544        299,796     (1,754,754)               -    13,742,586
 Series III         59,903            140        (10,512)               -        49,531
 Series NAV              -              -              -                -             -

CORE BOND TRUST
 Series I                -              -              -                -             -
 Series II               -              -              -                -             -
 Series NAV              -              -              -                -             -

ACTIVE BOND TRUST
 Series II               -              -              -                -             -
 Series II               -              -              -                -             -
 Series NAV      9,860,059      4,981,559    (20,272,865)               -    (5,431,247)

U.S. GOVERNMENT SECURITIES TRUST
 Series I        2,792,807      1,213,189     (7,674,599)               -    (3,668,603)
 Series II       5,599,615        518,267     (1,937,046)               -     4,180,836
 Series III         59,127            343         (9,937)               -        49,533
 Series NAV              -              -              -                -             -

SHORT-TERM BOND TRUST
 Series NAV      7,615,652        885,174     (8,648,477)               -      (147,651)

MONEY MARKET TRUST
 Series I      170,665,792      1,656,937    (57,420,190)               -   114,902,539
 Series II      20,965,243        132,483    (20,810,145)               -       287,581
 Series III      1,534,637          1,641     (1,438,143)               -        98,135

MONEY MARKET TRUST B
 Series NAV    360,686,272      6,533,902   (576,782,092)               -  (209,561,918)

LIFESTYLE AGGRESSIVE 1000 TRUST
 Series I        9,262,892        255,259       (946,345)               -     8,571,806
 Series II       9,397,971        143,505       (638,871)               -     8,902,605
 Series III        183,856            370        (32,560)               -       151,666
 Series IIIA             -              -              -                -             -
 Series NAV              -              -              -                -             -

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

CAPITAL SHARES, CONTINUED

                                  SIX MONTHS OR PERIOD ENDED 6/30/2005
                     ---------------------------------------------------------------
                                                           SHARES ISSUED
                                                           IN CONNECTION
                                 REINVESTMENT                   WITH
                       SHARES        OF           SHARES   REORGANIZATION NET INCREAS
                        SOLD    DISTRIBUTIONS    REDEEMED     (NOTE 1)    (DECREASE)
                     ----------  ------------  -----------  ------------  -----------
LIFESTYLE GROWTH 820 TRUST

  Series I           14,240,296    4,822,867     (899,328)       -        18,163,835
  Series II          65,352,282    6,645,914            -        -        71,998,196
  Series III             94,777       15,572     (475,965)       -          (365,616)
  Series IIIA           486,182            -      (15,124)       -           471,058
  Series NAV            334,719            -       (2,132)       -           332,587

LIFESTYLE BALANCED 640 TRUST

  Series I           16,095,925    8,443,530   (1,053,910)       -        23,485,545
  Series II          65,953,305   10,831,248            -        -        76,784,553
  Series III             76,804       28,119     (543,197)       -          (438,274)
  Series IIIA         1,028,717            -     (510,294)       -           518,423
  Series NAV            100,213            -         (100)       -           100,113

LIFESTYLE MODERATE 460 TRUST

  Series I            4,615,129    3,406,219     (655,382)       -         7,365,966
  Series II          15,604,127    4,068,750      (51,273)       -        19,621,604
  Series III             13,647        9,662     (137,812)       -          (114,503)
  Series IIIA           139,810            -       (2,826)       -           136,984
  Series NAV             30,453            -         (249)       -            30,204

LIFESTYLE CONSERVATIVE 280 TRUST

  Series I            3,005,639    2,328,170   (2,092,682)       -         3,241,127
  Series II           6,249,366    2,003,035     (416,842)       -         7,835,559
  Series III             11,979       15,862     (199,283)       -          (171,442)
  Series IIIA           196,812            -       (1,371)       -           195,441
  Series NAV              1,619            -          (14)       -             1,605

AMERICAN GROWTH TRUST

  Series I            1,220,982        1,968     (343,563)       -           879,387
  Series II           7,793,043       62,426     (333,907)       -         7,521,562

AMERICAN INTERNATIONAL TRUST

  Series I              475,179       75,887      (36,068)       -           514,998
  Series II           6,171,462    1,801,677     (115,423)       -         7,857,716

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

  Series I               65,374       26,020       (8,314)       -            83,080
  Series II             516,716    1,329,059     (670,355)       -         1,175,420

AMERICAN GROWTH-INCOME TRUST

  Series I              136,460        3,580      (67,021)       -            73,019
  Series II           7,645,321      203,425      (38,937)       -         7,809,809

                                                   YEAR ENDED 12/31/2004
                             -----------------------------------------------------------------
                                                                   SHARES ISSUED
                                                                   IN CONNECTION
                                          REINVESTMENT                  WITH          NET
                                               OF         SHARES   REORGANIZATION   INCREASE
                             SHARES SOLD  DISTRIBUTIONS  REDEEMED     (NOTE 1)     (DECREASE)
                             -----------  -------------  --------  --------------  -----------
LIFESTYLE GROWTH 820 TRUST

  Series I                    25,863,607    1,604,478   (1,597,546)       -         25,870,539
  Series II                  102,293,726    1,065,736     (294,515)       -        103,064,947
  Series III                     373,971          327       (9,988)       -            364,310
  Series IIIA                          -            -            -        -                  -
  Series NAV                           -            -            -        -                  -

LIFESTYLE BALANCED 640 TRUST

  Series I                    25,618,123    2,663,288   (1,456,030)       -         26,825,381
  Series II                   91,121,089    1,779,904      (24,933)       -         92,876,060
  Series III                     508,361          708      (74,516)       -            434,553
  Series IIIA                          -            -            -        -                  -
  Series NAV                           -            -            -        -                  -

LIFESTYLE MODERATE 460 TRUST

  Series I                     7,229,812    1,109,465   (2,290,298)       -          6,048,979
  Series II                   23,236,028      773,340     (613,751)       -         23,395,617
  Series III                     115,154           27         (900)       -            114,281
  Series IIIA                          -            -            -        -                  -
  Series NAV                           -            -            -        -                  -

LIFESTYLE CONSERVATIVE 280 TRUST

  Series I                     6,629,511      981,187   (3,301,540)       -          4,309,158
  Series II                    9,871,358      560,572   (1,575,876)       -          8,856,054
  Series III                     179,748          641      (16,378)       -            164,011
  Series IIIA                          -            -            -        -                  -
  Series NAV                           -            -            -        -                  -

AMERICAN GROWTH TRUST

  Series I                       879,447          123     (128,899)       -            750,671
  Series II                   23,757,036        8,310     (220,676)       -         23,544,670

AMERICAN INTERNATIONAL TRUST

  Series I                       557,769        5,649     (196,474)       -            366,944
  Series II                   13,165,512      325,521   (8,321,525)       -          5,169,508

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST

  Series I                       113,369            -       (9,647)       -            103,722
  Series II                    6,179,370            -   (7,203,486)       -         (1,024,116)

AMERICAN GROWTH-INCOME TRUST

  Series I                       529,893       1,180       (80,861)       -            450,212
  Series II                   21,257,601      89,051      (198,206)       -         21,148,446

5. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market and Money Market B) for the period ended June 30, 2005:

                                                    PURCHASES                                   SALES
                                       --------------------------------   ------------------------------
                                       U.S. GOVERNMENT     OTHER ISSUES    U.S. GOVERNMENT   OTHER ISSUES
                                       ---------------     ------------   ---------------  -------------
PORTFOLIO

Science and Technology                        -            $128,030,945          -          $176,554,227
Pacific Rim                                   -              12,491,897          -            15,927,797
Health Sciences                               -              87,920,444          -            72,580,436
Emerging Growth                               -             201,692,189          -           249,865,327
Small Cap Growth                              -             146,247,773          -           159,373,468

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

PURCHASES AND SALES OF SECURITIES, CONTINUED

                                          PURCHASES                          SALES
                              --------------------------------   -------------------------------
                              U.S. GOVERNMENT   OTHER ISSUES     U.S GOVERNMENT    OTHER ISSUES
                              ---------------   ------------     --------------   -------------
PORTFOLIO
Emerging Small Company                      -   $  132,599,174                -   $  138,922,987
Small Cap*                                  -      227,099,249                -       31,858,115
Small Company                               -       89,531,005                -       55,371,582
Dynamic Growth                              -       72,100,586                -       67,522,537
Mid Cap Stock                               -    1,155,901,677                -      808,002,547
Natural Resources                           -      147,487,759                -       61,634,076
All Cap Growth                              -      237,143,456                -      227,781,577
Strategic Opportunities                     -      240,095,955                -      284,968,082
Financial Services                          -       88,878,713                -       49,168,827
International Opportunities*                -      366,742,599                -       46,744,095
International Stock                         -      323,881,255                -      206,534,536
International Small Cap                     -      117,225,893                -       61,973,911
Overseas Equity                             -       47,874,268                -       61,391,266
International Value                         -      957,936,684                -      398,721,737
Quantitative Mid Cap                        -       71,650,566                -       76,329,537
Mid Cap Core                                -      112,073,494                -       27,987,663
Global Equity                               -       47,503,660                -       66,522,630
Capital Appreciation                        -      175,080,305                -       77,471,512
U.S. Global Leaders Growth                  -      568,550,252                -      173,995,267
Quantitative All Cap                        -      181,704,203                -      204,891,036
All Cap Core                                -      385,361,106                -      411,681,018
Large Cap Growth                            -      483,627,773                -      363,160,303
Blue Chip Growth                            -    1,375,149,590                -      677,436,363
U.S. Large Cap                              -      120,765,659                -      318,519,717
Core Equity                                 -      165,487,018                -       27,788,901
Capital Opportunities                       -       67,731,609                -       48,051,797
Large Cap Value                             -      128,523,515                -       75,776,824
Classic Value                               -       10,781,977                -        4,827,725
Utilities                                   -       58,106,760                -       41,697,062
Real Estate Securities                      -      637,136,359                -      435,255,439
Small Cap Opportunities                     -      357,353,487                -      111,324,052
Small Cap Value                             -      217,909,105                -      130,022,977
Small Company Value                         -       27,938,690                -       19,907,755
Special Value                               -       22,676,776                -        2,989,095
Mid Value                                   -       37,049,651                -       51,331,079
Mid Cap Value                               -       89,227,819                -       52,718,738
Value                                       -      118,913,655                -      194,161,742
All Cap Value                               -      133,384,423                -       84,345,863
Growth & Income II                          -    1,929,931,284                -    1,315,583,808
Fundamental Value                           -      218,187,973                -          951,539
Growth & Income                             -      403,523,033                -      550,317,614
Large Cap*                                  -      118,126,957                -        5,363,662
Quantitative Value                          -      387,568,856                -      219,805,240
Equity-Income                               -      995,147,980                -      330,385,081
Income and Value                   98,176,906      111,657,173      101,053,764      165,529,401
Managed                           314,103,889    2,233,088,089      344,014,669    2,296,054,439
Global Allocation                  58,300,085       73,553,598       43,120,102      138,940,276
High Yield                                  -      603,779,423                -      483,648,151
U.S. High Yield Bond*                       -      210,329,019                -       11,080,398
Strategic Bond                  1,935,780,865      250,733,356    1,727,896,816      323,656,564
Strategic Income                    1,122,880       10,770,024                -        3,027,362
Global Bond                       566,030,303      605,063,412      256,456,805      398,842,165
Investment Quality Bond            39,651,547       21,303,434        7,465,799       44,079,256
Total Return                    2,426,452,925      226,741,021    1,975,176,235      160,465,264
Real Return Bond                4,604,599,908       76,598,508    4,226,121,725      330,410,622
Core Bond*                        618,642,729       95,746,340      439,153,439       24,908,656
Active Bond                       751,051,363    2,107,338,693      700,280,774    1,512,815,596

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                  PURCHASES                          SALES
                                      --------------------------------   -------------------------------
                                      U.S. GOVERNMENT    OTHER ISSUES    U.S GOVERNMENT    OTHER ISSUES
                                      ---------------   --------------   --------------   --------------
PORTFOLIO
U.S. Government Securities             $2,984,231,219                -   $2,993,905,343                -
Short Term Bond                             4,895,156   $   35,010,393       13,321,259   $   41,222,959
Lifestyle Aggressive 1000                           -    1,381,329,484                -    1,284,523,802
Lifestyle Growth 820                                -    7,862,797,357                -    6,714,391,583
Lifestyle Balanced 640                              -    7,565,864,691                -    6,318,364,399
Lifestyle Moderate 460                              -    2,171,038,729                -    1,858,670,894
Lifestyle Conservative 280                          -    1,092,800,403                -      969,635,855
American Growth                                     -      154,458,719                -       11,722,116
American International                              -      123,798,696                -        2,753,217
American Blue Chip Income and Growth                -       10,881,228                -       10,878,087
American Growth-Income                              -      132,882,386                -        1,800,230

*For the period April 29, 2005 (commencement of operations) to June 30, 2005.

At June 30, 2005, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:


                                                                         TAX BASIS
                                                                        NET UNREALIZED     TAX BASIS       TAX BASIS
                                                                         APPRECIATION      UNREALIZED      UNREALIZED
PORTFOLIO                                              TAX BASIS COST   (DEPRECIATION)   APPRECIATION     DEPRECIATION
---------                                              --------------   --------------   --------------   --------------
Science & Technology                                   $  518,230,755   $    9,910,194   $   48,143,148   $   38,232,954
Pacific Rim (formerly, Pacific Rim Emerging Markets)      118,773,075       13,674,500       18,555,433        4,880,933
Health Sciences                                           201,162,592       10,531,777       34,244,177       23,712,400
Emerging Growth                                           269,711,533       25,656,265       31,693,658        6,037,393
Small Cap Growth                                          239,254,561       26,294,720       33,122,906        6,828,186
Emerging Small Company                                    562,071,638       62,490,962       96,054,553       33,563,591
Small Cap                                                 204,666,795       14,139,208       18,215,521        4,076,313
Small Company                                             111,071,189        5,359,240        8,845,495        3,486,255
Dynamic Growth                                            188,459,676       34,832,431       36,715,902        1,883,471
Mid Cap Stock                                           1,114,134,986      118,612,637      127,155,813        8,543,176
Natural Resources                                         671,410,029      209,371,065      222,768,629       13,397,564
All Cap Growth                                            598,856,937       64,292,849       81,806,212       17,513,363
Strategic Opportunities                                   469,918,041       45,829,437       58,396,740       12,567,303
Financial Services                                        133,995,401       23,537,123       25,143,828        1,606,705
International Opportunities                               334,966,124        1,240,125       11,265,405       10,025,280
International Stock                                       775,243,230      100,288,365      108,788,437        8,500,072
International Small Cap                                   559,007,695       88,501,933      116,600,052       28,098,119
Overseas Equity                                           252,261,537       18,185,126       23,293,110        5,107,984
International Value                                     1,570,615,869      127,690,942      151,302,083       23,611,141
Quantitative Mid Cap                                      146,423,532       27,236,516       28,161,236          924,720
Mid Cap Core                                              186,452,318        7,697,133        9,450,906        1,753,773
Global (formerly Global Equity )                          399,052,172       29,888,027       44,354,800       14,466,773
Capital Appreciation                                      333,058,639       37,303,176       44,116,321        6,813,145
U.S. Global Leaders Growth                                414,488,697        2,531,871       10,943,082        8,411,211
Quantitative All Cap                                      322,614,182       15,156,266       26,151,414       10,995,148
All Cap Core (formerly Growth )                           262,110,698        6,312,770       15,286,575        8,973,805
Large Cap Growth                                          602,523,659       26,564,434       51,361,761       24,797,327
Blue Chip Growth                                        2,302,021,340      227,381,398      344,431,547      117,050,149
U.S. Large Cap (formerly, U.S. Large Cap Value )          644,377,767       53,603,364       83,715,353       30,111,989
Core Equity                                               523,450,145       48,264,825       69,347,286       21,082,461
Strategic Value                                           184,565,959       10,268,414       18,687,856        8,419,442
Large Cap Value                                           218,449,084       30,631,225       33,973,869        3,342,644
Classic Value                                              19,404,706        1,146,834        1,395,726          248,892
Utilities                                                 118,926,688       15,642,048       16,540,738          898,690

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                          TAX BASIS
                                                        NET UNREALIZED      TAX BASIS       TAX BASIS
                                                         APPRECIATION       UNREALIZED      UNREALIZED
PORTFOLIO                              TAX BASIS COST   (DEPRECIATION)     APPRECIATION    DEPRECIATION
---------                              --------------   --------------    --------------   --------------
Real Estate Securities                 $1,149,312,226   $  261,615,963    $  256,301,141   ($   5,314,822)
Small Cap Opportunities                   527,700,673       58,765,903        76,375,230       17,609,327
Small Cap Value                           269,990,097       36,466,192        38,129,867        1,663,675
Small Company Value                       694,013,895      212,678,628       232,973,577       20,294,949
Special Value                              55,884,956        6,854,779         7,890,419        1,035,640
Mid Value                                 179,285,518       12,558,224        18,125,719        5,567,495
Mid Cap Value                             750,409,573      157,627,615       169,623,575       11,995,960
Value                                     273,480,862       31,103,863        35,784,175        4,680,312
All Cap Value                             440,143,143       48,340,566        56,890,065        8,549,499
Growth & Income II                      1,963,297,484      218,375,671       259,053,411       40,677,740
Fundamental Value                         942,221,263      173,662,638       185,225,559       11,562,921
Growth & Income                         1,304,946,794       68,409,187       139,007,867       70,598,680
Large Cap                                 115,185,562        4,302,135         5,388,615        1,086,480
Quantitative Value                        408,062,703       16,968,954        23,093,670        6,124,716
Equity-Income                           2,697,751,705      229,665,064       367,207,232      137,542,168
Income & Value                            696,497,496       63,610,277        79,470,332       15,860,055
Managed                                 2,074,692,978      141,737,211       181,234,979       39,497,768
Global Allocation                         159,913,364        6,218,370        10,015,983        3,797,613
High Yield                              1,860,856,417        7,408,381        64,704,044       57,295,663
U.S. High Yield Bond                      226,987,439        2,409,616         2,845,585          435,969
Strategic Bond                          1,631,303,462       11,504,120        26,184,377       14,680,258
Strategic Income                           26,652,280          640,965           844,738          203,773
Global Bond                             1,081,855,853       26,946,755        35,210,319        8,263,564
Investment Quality Bond                   452,122,096       27,773,389        31,137,037        3,363,648
Total Return                            1,702,782,470       13,158,628        22,186,338        9,027,709
Real Return Bond                        1,295,929,898       (1,558,853)        1,069,917        2,628,770
Core Bond                                 271,229,841        1,566,804         1,784,871          218,067
Active Bond                             1,952,159,283       16,459,741        28,343,589       11,883,848
U.S. Government Securities              1,227,651,849        1,451,178         3,570,287        2,119,109
Short-Term Bond                           236,433,167       (1,926,413)          673,919        2,600,332
Money Market                            2,606,537,124                -                 -                -
Money Market B                            512,704,848                -                 -                -
Lifestyle Aggressive 1000                 841,905,543      (11,578,056)        9,053,864       20,631,920
Lifestyle Growth 820                    4,988,552,852      (63,163,588)       52,516,742      115,680,329
Lifestyle Balanced 640                  5,192,382,246     (105,568,786)       42,065,783      147,634,569
Lifestyle Moderate 460                  1,518,846,286      (35,320,402)        5,418,196       40,738,599
Lifestyle Conservative 280                780,904,494      (18,731,816)        1,446,835       20,178,651
American Growth                           780,241,022      115,047,279       115,047,279                -
American International                    402,122,633       40,635,503        40,635,503                -
American Blue Chip Income and Growth      166,796,368       15,583,312        15,583,312                -
American Growth-Income                    644,554,697       49,172,811        49,172,811                -

5. INVESTMENT ADVISORY AGREEMENTS. The Trust has entered into an Investment Advisory Agreement with JHIMS (the "Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio. Advisory fees charged to each Portfolio were as follows:

                                                       BETWEEN           BETWEEN          BETWEEN
                                                     $50 MILLION       $200 MILLION     $500 MILLION
                                   FIRST                 AND               AND              AND           EXCESS OVER
PORTFOLIO                        $50 MILLION         $200 MILLION      $500 MILLION      $1 BILLION       $1 BILLION
---------                        -----------         ------------      ------------     ------------      ----------
Science & Technology Trust         1.050%               1.050%            1.050%           1.000%            1.000%

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

                                                         BETWEEN         BETWEEN          BETWEEN
                                                       $50 MILLION     $200 MILLION     $500 MILLION
                                        FIRST              AND             AND              AND            EXCESS OVER
PORTFOLIO                            $50 MILLION       $200 MILLION     $500 MILLION     $1 BILLION        $1 BILLION
---------                            -----------       ------------     ------------     ----------        ----------
Pacific Rim Trust                       0.800%           0.800%           0.800%           0.700%           0.700%
Health Sciences Trust                   1.050%           1.050%           1.050%           1.000%           1.000%
Emerging Growth Trust                   0.800%           0.800%           0.800%           0.800%           0.800%
Emerging Small Company Trust            1.000%           1.000%           1.000%           0.970%           0.950%
Dynamic Growth Trust                    0.950%           0.950%           0.950%           0.900%           0.900%
Mid Cap Stock Trust                     0.875%           0.875%           0.850%           0.825%           0.825%
National Resources Trust                1.050%           1.000%           1.000%           1.000%           1.000%
All Cap Growth Trust                    0.900%           0.900%           0.900%           0.850%           0.850%
Strategic Opportunities Trust           0.800%           0.800%           0.800%           0.800%           0.800%
International Stock Trust *             0.950%           0.950%           0.950%           0.900%           0.900%
International Small Cap Trust           1.050%           1.050%           0.950%           0.850%           0.850%
International Value Trust               0.950%           0.950%           0.850%           0.800%           0.800%
Quantitative Mid Cap Trust              0.750%           0.750%           0.650%           0.650%           0.650%
U.S. Global Leaders Growth Trust       0.7125%          0.7125%          0.7125%          0.6750%          0.6750%
Quantitative All Cap Trust              0.750%           0.700%           0.700%           0.700%           0.700%
All Cap Core Trust                      0.800%           0.800%           0.800%           0.750%           0.750%
Blue Chip Growth Trust                  0.825%           0.825%           0.825%           0.825%           0.800%
U.S. Large Cap Trust                    0.825%           0.825%           0.825%           0.825%           0.800%
Classic Value Trust                     0.875%           0.875%           0.875%           0.833%           0.800%
Real Estate Securities Trust            0.700%           0.700%           0.700%           0.700%           0.700%
Small Cap Opportunities Trust           1.000%           1.000%           1.000%           0.950%           0.950%
Small Company Value Trust               1.050%           1.050%           1.050%           1.000%           1.000%
Special Value Trust                     1.000%           1.000%           1.000%           0.950%           0.950%
Mid Cap Value Trust                     0.900%           0.900%           0.850%           0.825%           0.825%
Value Trust                             0.750%           0.750%           0.725%           0.650%           0.650%
Growth & Income Trust                   0.700%           0.700%           0.700%           0.650%           0.600%
Quantitative Value                      0.700%           0.700%           0.700%           0.650%           0.600%
Equity-Income Trust                     0.825%           0.825%           0.825%           0.825%           0.800%
Income & Value Trust                    0.800%           0.800%           0.800%           0.750%           0.750%
Global Allocation Trust                 0.850%           0.850%           0.850%           0.800%           0.800%
High Yield Trust                        0.725%           0.725%           0.725%           0.650%           0.650%
Strategic Bond Trust                    0.725%           0.725%           0.725%           0.650%           0.650%
Strategic Income                        0.725%           0.725%           0.725%           0.650%           0.650%
Global Bond Trust                       0.700%           0.700%           0.700%           0.700%           0.700%
Investment Quality Bond Trust           0.600%           0.600%           0.600%           0.550%           0.550%
Total Return Trust                      0.700%           0.700%           0.700%           0.700%           0.700%
Real Return Bond Trust                  0.700%           0.700%           0.700%           0.700%           0.700%
U.S. Government Securities Trust        0.650%           0.650%           0.650%           0.550%           0.550%
Money Market Trust                      0.500%           0.500%           0.500%           0.470%           0.470%
Money Market Trust B                    0.500%           0.500%           0.500%           0.470%           0.470%

* 1.200% ON THE 1ST $20 MILLION OF NET ASSETS, 1.050% ON NET ASSETS BETWEEN $20-$50 MILLION, 0.950% ON NET ASSETS BETWEEN $50-$200 MILLION. WHEN CURRENT NET ASSETS EQUAL OR EXCEED $200 MILLION, THE ADVISORY FEE IS 0.950% ON ALL ASSETS. WHEN CURRENT NET ASSETS EQUAL OR EXCEED $500 MILLION, THE ADVISORY FEE IS 0.900% ON ALL ASSETS.

                                                   BETWEEN           BETWEEN
                                                 $100 MILLION      $300 MILLION
                                   FIRST             AND               AND           EXCESS OVER
PORTFOLIO                       $100 MILLION     $300 MILLION      $500 MILLION     $500 MILLION
---------                       ------------     ------------      ------------     ------------
Large Cap Value Trust              0.850%          0.850%            0.825%           0.800%

                                                     BETWEEN           BETWEEN          BETWEEN
                                                   $10 MILLION       $50 MILLION      $200 MILLION
                               FIRST                   AND               AND              AND             EXCESS OVER
PORTFOLIO                    $10 MILLION            $50 MILLION       $200 MILLION     $500 MILLION      $500 MILLION
---------                    -----------            -----------       ------------     ------------      ------------
Mid Cap Core Trust              0.950%                  0.900%           0.875%           0.850%            0.825%

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

                                   FIRST              EXCESS OVER
PORTFOLIO                       $125 MILLION          $125 MILLION
---------                       ------------          ------------
Small Company Trust                1.050%                1.000%

                                   FIRST               EXCESS OVER
PORTFOLIO                       $350 MILLION          $350 MILLION
---------                       ------------          ------------
Core Equity Trust                  0.850%                0.750%

                                   FIRST               EXCESS OVER
PORTFOLIO                       $750 MILLION          $750 MILLION
---------                       ------------          ------------
Large Cap Growth Trust             0.850%                0.800%

                                   FIRST               EXCESS OVER
PORTFOLIO                        $1 BILLION            $1 BILLION
---------                        ----------            -----------
Global Trust                       0.850%                0.800%

                                                       BETWEEN
                                                      $50 MILLION
                                   FIRST                  AND           EXCESS OVER
PORTFOLIO                       $50 MILLION           $500 MILLION      $500 MILLION
---------                       -----------           ------------      ------------
Financial Services Trust           0.900%                0.850%           0.800%
Fundamental Value Trust            0.900%                0.850%           0.800%

                                                        BETWEEN          BETWEEN          BETWEEN
                                                      $300 MILLION     $600 MILLION     $900 MILLION
                                   FIRST                  AND              AND               AND          EXCESS OVER
PORTFOLIO                       $300 MILLION          $600 MILLION     $900 MILLION     $1.5 BILLION      $1.5 BILLION
---------                       ------------          ------------     ------------     ------------      ------------
Capital Appreciation Trust         0.850%                0.800%           0.800%           0.800%            0.800%
Strategic Value Trust              0.850%                0.825%           0.800%           0.775%            0.700%
Utilities Trust                    0.850%                0.825%           0.800%           0.775%            0.700%

                                                         BETWEEN
                                                       $250 MILLION
                                     FIRST                 AND            EXCESS OVER
PORTFOLIO                         $250 MILLION         $500 MILLION      $500 MILLION
---------                         ------------         ------------      ------------
International Opportunities Trust   1.000%                0.950%           0.900%
All Cap Value Trust                 0.850%                0.800%           0.750%
Large Cap Trust                     0.850%                0.800%           0.750%

                                                      BETWEEN
                                                    $200 MILLION
                                   FIRST                AND              EXCESS OVER
PORTFOLIO                       $200 MILLION         $400 MILLION       $400 MILLION
---------                       ------------         ------------       ------------
Core Bond Trust                    0.690%                0.640%           0.600%

                                   FIRST               EXCESS OVER
PORTFOLIO                       $200 MILLION          $200 MILLION
---------                       ------------          ------------
U.S. High Yield Bond Trust         0.750%                0.720%

PORTFOLIO                          ALL ASSET LEVELS
---------                          ----------------
Small Cap Trust                         0.850%
Growth & Income Trust II                0.675%
Managed Trust                           0.730%
Active Bond Trust                       0.600%

                                   FIRST               EXCESS OVER
PORTFOLIO                        $50 MILLION           $50 MILLION
---------                        -----------           -----------
Mid Value Trust                    1.050%                0.950%

                                   FIRST               EXCESS OVER
PORTFOLIO                       $100 MILLION           $100 MILLION
---------                       ------------          ------------
Small Cap Value Trust              1.100%                1.050%
Small Cap Growth Trust             1.100%                1.050%

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

                                                       BETWEEN
                                                     $300 MILLION
                                   FIRST                 AND            EXCESS OVER
PORTFOLIO                       $300 MILLION         $500 MILLION      $500 MILLION
---------                       ------------         ------------      ------------
Overseas Equity                   1.050%                0.900%            0.850%

                                                      BETWEEN
                                                    $100 MILLION
                                  FIRST                 AND           EXCESS OVER
PORTFOLIO                      $100 MILLION         $250 MILLION      $250 MILLION
---------                      ------------         ------------      ------------
Short Term Bond Trust             0.600%                0.575%            0.550%

                                  FIRST               EXCESS OVER
PORTFOLIO                      $7.5 BILLION*         $7.5 BILLION*
---------                      -------------         -------------
Lifestyle Aggressive 1000         0.050%                0.040%
Lifestyle Growth 820              0.050%                0.040%
Lifestyle Balanced 640            0.050%                0.040%
Lifestyle Moderate 460            0.050%                0.040%
Lifestyle Conservative 280        0.050%                0.040%

*of aggregate net assets of all Lifestyle portfolios.

In the case of the American Growth, American International, American Growth-Income and American Blue Chip Income and Growth, no advisory fees are charged. In the case of the Lifestyle Trusts and American Growth, American International, American Growth-Income and American Blue Chip Income and Growth, because the underlying portfolios have varied expense levels and the Lifestyle Trusts and American Growth, American International, American Growth-Income and American Blue Chip Income and Growth Trusts may own different proportions of the underlying portfolios at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) incurred in excess, on an annualized basis, 0.50% of the average daily net assets of Science & Technology, Health Sciences, Emerging Growth, Small Cap Growth, Emerging Small Company, Small Cap, Small Company, Dynamic Growth, Mid Cap Stock, Natural Resources, All Cap Growth, Strategic Opportunities, Financial Services, Quantitative Mid Cap, Mid Cap Core, Capital Appreciation, U.S. Global Leaders Growth, Quantitative All Cap, All Cap Core, Large Cap Growth, Blue Chip Growth, U.S. Large Cap, Core Equity, Strategic Value, Large Cap Value, Classic Value, Utilities, Real Estate Securities, Small Cap Opportunities, Small Cap Value, Small Company Value, Special Value, Mid Value, Mid Cap Value, Value, All Cap Value, Growth & Income II, Fundamental Value, Growth & Income, Large Cap, Quantitative Value, Equity-Income, Income & Value, Managed, Global Allocation, High Yield, U.S. High Yield Bond, Strategic Bond, Strategic Income, Investment Quality Bond, Total Return, Real Return Bond, Core Bond, Active Bond, U.S. Government Securities, Short-Term, Bond, Money Market, American Growth, American International, American Blue Chip and Growth, and American Growth-Income and 0.75% of the average daily net assets of Pacific Rim, International Opportunities, International Stock, International Small Cap, Overseas Equity, International Value, Global and Global Bond. In the case of Money Market B, the Adviser has agreed to waive its advisory fee in an amount so that the annual operating expenses do not exceed 0.28%.

In the case of the Lifestyle Trusts if total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that the total expenses of the Lifestyle Trust, equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust include the advisory fee but exclude the expenses of the Underlying Portfolios, taxes, portfolio brokerage, interest, litigation, Rule 12b-1 fees and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business). In the case of the Series III and Series IIIA shares, the Adviser voluntarily agreed to reimburse 100% of the class specific Blue Sky and Transfer Agent fees.

In addition, the Adviser voluntarily agreed to waive a portion of its advisory fee for Science & Technology, Health Sciences, International Value, Global, Blue Chip Growth, Small Company Value, Mid Value and Equity-Income. Advisory fees waived for the six months period ended June 30, 2005, were $76,566, $29,308, $223,151, $93,478, $308,024, $118,399, $8,475, and $338,370 for Science &
Technology, Health Sciences, International Value, Global, Blue Chip Growth, Small Company Value, Mid Value and Equity-Income, respectively.

These voluntary expense reimbursements may be terminated by the Adviser at any time upon notice to the Trust.

FUND ADMINISTRATION FEES. The Advisory Agreement requires the Trust to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Trust including, the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. Total expense incurred for the six months period ended June 30, 2005 was $1,925,947 of which $720,465 remains payable to the Adviser at June 30, 2005.

6.DISTRIBUTION PLANS. In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Board of Trustees has approved Distribution Plans (the "Plans") for Series I, Series II, Series III and Series IIIA. Series NAV shares are not subject to a Rule 12b-1 fee. Series I shares of each portfolio are subject to a Rule 12b-1 fee of up to 0.05% of Series I shares' average daily net assets. American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth are subject to a 12b-1 fee of up to 0.35% of Series I shares' average daily net assets. Series II shares of each portfolio (except American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth) are subject to a Rule 12b-1 fee of up to 0.25% of Series II shares' average daily net assets. Series II shares of American Growth, American International, American Growth-Income, American Blue Chip Income and Growth are subject to a Rule 12b-1 fee of up to 0.50% of Series II shares' average daily net assets. Series III shares of each portfolio are subject to rule 12b-1 fee of up to .40% basis points of Series III shares' average daily net assets. Series IIIA shares of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 are subject to Rule 12b-1 fee of up to .55% of Series IIIA shares' average daily net assets. Rule 12b-1 fees are paid to the Trust's Distributor, JHD, for distribution services pursuant to the Plans. The distributor may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees.

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

7. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee of the Adviser or its affiliates a fee of $11,400 plus travel expenses for each Board of Trustees meeting attended, a fee of $5,700 per day for any duly constituted in person meeting of the Trustees, other than a quarterly meeting and a fee of $1,000 for each Nominating Committee Meeting. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $67,000. Total expense incurred for the six months period ended June 30, 2005 was $386,332 of which $65,973 remains payable at June 30, 2005.

8. COMMITMENTS. At June 30, 2005, Overseas Equity, Utilities, Income & Value, Global Allocation, Strategic Bond, Strategic Income, Global Bond, Total Return, and Real Return Bond had entered into forward foreign currency contracts which contractually obligate the Portfolio to deliver currencies at future dates. Open purchases and sales contracts at June 30, 2005 were as follows:

                                                                                                              NET UNREALIZED
                                             PRINCIPAL AMOUNT     SETTLEMENT    UNREALIZED      UNREALIZED     APPRECIATION/
TYPE                       CURRENCY         COVERED BY CONTRACT     DATE       APPRECIATION     DEPRECIATION   (DEPRECIATION)
----                       --------         -------------------  -----------   ------------     ------------   -------------
OVERSEAS EQUITY TRUST
Purchase                  Swiss Franc                612,612      7/7/2005    $         724               -     $        724
Purchase                  Canadian Dollar            394,000      7/29/200            5,294               -            5,294
Sale                      Euro                     1,124,000      7/7/2005           67,460               -           67,460
Sale                      Japanese Yen             1,203,000      7/7/2005           35,156               -           35,156
Sale                      Swiss Franc                510,000      7/7/2005           32,164               -           32,164
Sale                      South African Rand         317,000     7/13/2005           22,859               -           22,859
Sale                      Japanese Yen             1,168,000     7/19/2005           41,465               -           41,465
Sale                      Canadian Dollar            954,000     7/29/2005                -   ($     19,507)         (19,507)
Sale                      Swiss Franc                552,000     8/18/2005           27,184               -           27,184
Sale                      Swiss Franc              1,023,000     9/20/2005           50,528               -           50,528
                                                                              -------------   -------------    -------------
                                                                              $     282,834   ($     19,507)    $    263,327
                                                                              -------------   -------------    -------------
UTILITIES TRUST
Purchase                  Pound Sterling           1,693,630      7/6/2005                -   ($        866)   ($        866)
Purchase                  Euro                       313,795      8/8/2005                -          (2,203)          (2,203)
Purchase                  Euro                        16,000     8/24/2005                -             (59)             (59)
Sale                      Pound Sterling           1,693,630      7/6/2005    $     166,759               -          166,759
Sale                      Euro                     4,375,710      8/8/2005           39,138            (589)          38,549
Sale                      Pound Sterling              21,744      8/8/2005              775               -              775
Sale                      Euro                     3,880,541     8/24/2005            7,714               -            7,714
Sale                      Pound Sterling           1,703,366      9/6/2005                -         (64,741)         (64,741)
                                                                              -------------   -------------    -------------
                                                                              $     214,386   ($     68,458)   $     145,928
                                                                              -------------   -------------    -------------
INCOME & VALUE TRUST
Purchase                  Euro                        50,000     8/15/2005    $          63               -    $          63
Purchase                  Japanese Yen            30,000,000     8/15/2005                -   ($      9,107)          (9,107)
Sale                      Euro                       200,000     8/15/2005           12,416               -           12,416
Sale                      Japanese Yen             4,500,000     8/15/2005              410               -              410
Sale                      Euro                        40,000      9/2/2005              839               -              839
                                                                              -------------   -------------    -------------
                                                                              $      13,728   ($      9,107)   $       4,621
                                                                              -------------   -------------    -------------

GLOBAL ALLOCATION TRUST
Purchase                  Australian Dollar          340,000    11/25/2005                -   ($      1,871)   ($      1,871)
Purchase                  Canadian Dollar            820,000    11/25/2005    $      17,188               -           17,188
Purchase                  Euro                     2,700,000    11/25/2005           16,001               -           16,001
Purchase                  Japanese Yen           769,000,000    11/25/2005                -        (227,283)        (227,283)
Purchase                  Swedish Krona           59,840,000    11/25/2005                -        (257,325)        (257,325)
Purchase                  Singapore Dollar         5,295,000    11/25/2005                -         (44,682)         (44,682)
Purchase                  Thailand Baht          117,700,000    11/25/2005                -         (56,112)         (56,112)
Sale                      Australian Dollar        2,000,000    11/25/2005            9,927               -            9,927
Sale                      Swiss Franc              1,785,000    11/25/2005           32,974               -           32,974
Sale                      Euro                     5,125,000    11/25/2005           66,593               -           66,593
Sale                      Pound Sterling           4,440,000    11/25/2005          113,308               -          113,308
                                                                              -------------   -------------    -------------
                                                                              $     255,991   ($    587,273)   ($    331,282)
                                                                              -------------   -------------    -------------

STRATEGIC BOND TRUST
Purchase                  Euro                    69,077,909     7/22/2005                -   ($  1,305,795)   ($  1,305,795)
Sale                      Euro                    68,800,000     7/22/2005    $   3,836,510               -        3,836,510
                                                                              -------------   -------------    -------------
                                                                              $   3,836,510   ($  1,305,795)   $   2,530,715
                                                                              -------------   -------------    -------------

STRATEGIC INCOME TRUST
Purchase                  Euro                        30,000     7/14/2005                -   ($      2,458)   ($      2,458)
Sale                      Euro                     2,350,000     7/14/2005    $      27,968          (2,944)          25,024
Sale                      New Zealand Dollar         490,000     7/14/2005           10,024               -           10,024

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

COMMITMENTS, CONTINUED

                                             PRINCIPAL
                                               AMOUNT                                                        NET UNREALIZED
                                             COVERED BY      SETTLEMENT    UNREALIZED       UNREALIZED        APPRECIATION/
TYPE                     CURRENCY             CONTRACT          DATE      APPRECIATION     DEPRECIATION       (DEPRECIATION)
----                ------------------    ----------------   ---------- ----------------  ----------------   ---------------
STRATEGIC INCOME TRUST, CONTINUED
Sale                New Zealand Dollar             260,000   8/16/2005  $          7,974                 -    $         7,974
Sale                New Zealand Dollar           1,100,000   8/23/2005            13,567                 -             13,567
Sale                Euro                           798,000    9/6/2005            14,130                 -             14,130
Sale                Euro                           900,000   9/20/2005                 -            (2,212)            (2,212)
Sale                New Zealand Dollar             700,000   9/20/2005            12,649                 -             12,649
                                                                        ----------------  ----------------   ----------------
                                                                        $         86,312  ($         7,614)   $        78,698
                                                                        ----------------  ----------------   ----------------

GLOBAL BOND TRUST
Purchase            Japanese Yen               523,965,600    7/6/2005                 -  ($        73,082)  ($        73,082)
Purchase            Japanese Yen            24,925,613,200   7/13/2005                 -        (9,012,828)        (9,012,828)
Purchase            Canadian Dollar             23,086,000   7/19/2005  $        255,809                 -            255,809
Purchase            Pound Sterling              24,309,000   7/19/2005                 -          (660,706)          (660,706)
Purchase            Brazilian Real                 606,000   7/20/2005            32,059                 -             32,059
Purchase            Euro                        33,064,000   7/26/2005             7,795           (56,520)           (48,725)
Purchase            Singapore Dollar               183,000   7/26/2005                 -            (2,839)            (2,839)
Purchase            South Korean Won           229,005,000   7/27/2005                 -            (7,607)            (7,607)
Purchase            Chilean Peso                27,799,000    8/2/2005               282                 -                282
Purchase            Chilean Peso               102,553,000    8/9/2005                 -              (444)              (444)
Purchase            South Korean Won           298,403,000    8/9/2005                 -           (10,355)           (10,355)
Purchase            Mexican Peso                 2,099,000    8/9/2005             4,937                 -              4,937
Purchase            Peruvian Nouveau Sol         1,164,000    8/9/2005               677                 -                677
Purchase            Brazilian Real               1,029,000   8/10/2005            27,285                 -             27,285
Purchase            South Korean Won           211,839,000   8/10/2005                 -            (6,831)            (6,831)
Purchase            Polish Zloty                   574,000   8/10/2005                 -            (6,594)            (6,594)
Purchase            Singapore Dollar               316,000   8/10/2005                 -            (5,638)            (5,638)
Purchase            South African Rand           1,071,000   8/10/2005                 -           (16,264)           (16,264)
Purchase            New Taiwan Dollar            7,551,000   8/17/2005                 -            (5,062)            (5,062)
Purchase            Brazilian Real                 298,000   8/23/2005             7,265                 -              7,265
Purchase            Peruvian Nouveau Sol           411,000   8/23/2005               120                 -                120
Purchase            Polish Zloty                   360,000   8/23/2005                 -               (14)               (14)
Purchase            South Korean Won           116,500,000   8/24/2005                 -            (3,116)            (3,116)
Purchase            Singapore Dollar               171,000   8/24/2005                 -            (1,587)            (1,587)
Purchase            New Taiwan Dollar            3,320,000   8/24/2005                 -            (1,651)            (1,651)
Purchase            Mexican Peso                 1,654,000   8/31/2005             3,545                 -              3,545
Purchase            Danish Kroner               51,863,000    9/8/2005                 -          (143,388)          (143,388)
Purchase            Swedish Krona               26,728,000    9/8/2005                 -          (168,779)          (168,779)
Purchase            Chilean Peso                29,492,500   9/13/2005             1,059                 -              1,059
Purchase            South Korean Won           350,100,000   9/21/2005                 -            (6,492)            (6,492)
Purchase            Mexican Peso                 1,156,000   9/23/2005                85                 -                 85
Purchase            Polish Zloty                   368,000   9/26/2005                 -              (434)              (434)
Purchase            Indian Rupee                39,393,600   11/9/2005                 -            (3,056)            (3,056)
Sale                Japanese Yen             2,805,423,000   7/13/2005           578,837                 -            578,837
Sale                Pound Sterling               5,046,000   7/19/2005           158,527                 -            158,527
Sale                Australian Dollar            2,648,212   7/22/2005            15,151                 -             15,151
Sale                Euro                        17,978,000   7/26/2005            75,761            (5,687)            70,074
                                                                        ----------------  ----------------   ----------------
                                                                        $      1,169,194  ($    10,198,974)  ($     9,029,780)
                                                                        ----------------  ----------------   ----------------

TOTAL RETURN TRUST
Purchase            Japanese Yen             2,391,017,000   7/13/2005                 -  ($       876,754)  ($       876,754)
Purchase            Brazilian Real                 375,000   7/20/2005  $         20,673                 -             20,673
Purchase            Euro                           600,000   7/26/2005             1,616                 -              1,616
Purchase            Singapore Dollar               439,000   7/26/2005                 -            (6,810)            (6,810)
Purchase            South Korean Won           561,960,000   7/27/2005                 -           (18,666)           (18,666)
Purchase            Chilean Peso                39,804,000    8/2/2005               421                 -                421
Purchase            Chilean Peso               198,600,000   8/16/2005               463                 -                463
Purchase            Brazilian Real                 787,000   8/23/2005            20,822                 -             20,822
Purchase            Peruvian Nouveau Sol           908,000   8/23/2005               350                 -                350

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

COMMITMENTS, CONTINUED

                                                                                                                   NET UNREALIZED
                                                        PRINCIPAL AMOUNT   SETTLEMENT   UNREALIZED    UNREALIZED    APPRECIATION/
                TYPE                CURRENCY          COVERED BY CONTRACT     DATE     APPRECIATION  DEPRECIATION  (DEPRECIATION)
------------------------------  --------------------  -------------------  ----------  ------------  ------------  --------------
TOTAL RETURN TRUST, CONTINUED
Purchase                        Polish Zloty                  845,000       8/23/2005            -   ($       34)   ($       34)
Purchase                        South Korean Won          307,700,000       8/24/2005            -        (8,230)        (8,230)
Purchase                        Singapore Dollar              449,000       8/24/2005            -        (4,168)        (4,168)
Purchase                        New Taiwan Dollar           8,760,000       8/24/2005            -        (4,356)        (4,356)
Purchase                        Mexican Peso                2,836,000       8/31/2005   $    6,079             -          6,079
Purchase                        Brazilian Real              3,400,000        9/8/2005      213,197             -        213,197
Purchase                        Brazilian Real              3,710,200        9/9/2005      243,318             -        243,318
Purchase                        Brazilian Real                963,000       9/13/2005       20,385             -         20,385
Purchase                        Chilean Peso              193,926,000       9/13/2005        7,051             -          7,051
Purchase                        Peruvian Nouveau Sol        1,119,000       9/14/2005          165             -            165
Purchase                        Singapore Dollar              548,000       9/20/2005            -        (2,526)        (2,526)
Purchase                        Indian Rupee               21,696,000       9/21/2005          474             -            474
Purchase                        South Korean Won          377,600,000       9/21/2005            -        (7,001)        (7,001)
Purchase                        New Taiwan Dollar          10,659,000       9/21/2005            -        (3,427)        (3,427)
Purchase                        Mexican Peso                3,592,000       9/23/2005          265             -            265
Purchase                        Polish Zloty                  868,000       9/26/2005            -        (1,024)        (1,024)
Sale                            Euro                          600,000        7/1/2005            -        (1,590)        (1,590)
Sale                            Canadian Dollar             2,481,000       7/19/2005            -       (29,215)       (29,215)
Sale                            Brazilian Real                375,000       7/20/2005            -        (9,314)        (9,314)
Sale                            Euro                       26,511,000       7/26/2005       22,395             -         22,395
Sale                            Euro                       85,500,000       7/29/2005    7,624,814             -      7,624,814
Sale                            Brazilian Real                787,000       8/23/2005            -       (20,701)       (20,701)
Sale                            Brazilian Real              3,400,000        9/8/2005            -      (110,803)      (110,803)
Sale                            Brazilian Real              3,710,200        9/9/2005            -      (107,241)      (107,241)
Sale                            Brazilian Real                963,000       9/13/2005            -       (27,506)       (27,506)
                                                                                        ----------   -----------    -----------
                                                                                        $8,182,488   ($1,239,366)    $6,943,122
                                                                                        ----------   -----------    -----------
REAL RETURN TRUST
Purchase                        Japanese Yen              635,125,000       7/13/2005            -   ($  233,119)   ($  233,119)
Purchase                        Polish Zloty                  199,000       9/26/2005            -          (235)          (235)
Sale                            Canadian Dollar               487,000       7/19/2005            -        (5,729)        (5,729)
Sale                            Euro                        6,022,000       7/26/2005   $    2,296             -          2,296
                                                                                        ----------   -----------    -----------
                                                                                        $    2,296   ($  239,083)   ($  236,787)
                                                                                        ----------   -----------    -----------

9. FOREIGN SECURITIES. Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

10. LINE OF CREDIT. All Portfolios with the exception of US Government Securities, Money Market, Money Market B, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit is charged to each participating portfolio on a prorated basis based on average net assets. For the six months period ended June 30, 2005, there were no borrowings on the line of credit.

11. GUARANTEES AND IMDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES -
CONTINUED

                     EVALUATION OF ADVISORY AND SUBADVISORY
                       AGREEMENTS BY THE BOARD OF TRUSTEES

      This section describes the evaluation by the Board of Trustees of the Advisory Agreement and each of the Subadvisory Agreements.

EVALUATION BY THE BOARD OF TRUSTEES

      The Board, including the Independent Trustees, is responsible for selecting the Trust's investment adviser, John Hancock Investment Management Services, LLC (the "Adviser" or "JHIMS"), approving the Adviser's selection of subadvisers for each of the Trust portfolios (the "Portfolios") and approving the Trust's advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust's advisory and subadvisory arrangements, including consideration of the six factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The six factors regularly considered by the Board are:

      1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Portfolios;

      2.    the investment performance of the Portfolios and their subadvisers;

      3. the extent to which economies of scale would be realized as a Portfolio grows;

      4. whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

      5. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the Adviser's relationship with the Trust; and

      6. comparative services rendered and comparative advisory and subadvisory fee rates.

      The Board believes that information relating to all six factors is relevant to its evaluation of the Trust's advisory agreement. With respect to its evaluation of subadvisory agreements, the Board believes that, in view of the Trust's "manager-of mangers" advisory structure: factors (1), (2) and (6) are of primary relevance; factors (3) and (4) generally are less important because subadvisory fees are paid to subadvisers by the Adviser and not directly by the Portfolios, and issues pertaining to economies of scale are considered in connection with the approval of the advisory fees that are paid directly by the Portfolios; and because the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length, factor (5) generally should not require attention except in those circumstances in which such attention may be warranted because the comparative fee information considered in connection with factor (6) indicates that the subadvisory fees will materially exceed those normally charged under comparable circumstances.

      In evaluating subadvisory arrangements, the Board also considers other material business relationships which unaffiliated subadvisers and their affiliates have with the Trust's adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser ("Material Relationships").

APPROVAL OF ADVISORY AGREEMENT

      At its meeting on June 23-24, 2005, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Portfolios.

      In approving the Advisory Agreement, and with reference to the six factors which it regularly considers, the Board:

(1) ---- (a) considered the high value to the Trust of continuing its long relationship with JHIMS as the Trust's Adviser, the skills and competency with which JHIMS has in the past managed the Trust's affairs and its subadvisory relationships, JHIMS's oversight and monitoring of the subadvisers' investment performance and compliance programs including its timeliness in responding to performance issues, and the qualifications of JHIMS' personnel,

         (b) considered JHIMS's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

         (c) JHIMS's administrative capabilities, including its ability to supervise the other service providers for the Portfolio concluded that JHIMS may reasonably be expected to continue ably to perform its services under the Advisory Agreement;

(2) ------ reviewed the investment performance of each of the Portfolios; the comparative performance of their respective benchmarks, comparable funds (i.e., funds having approximately the same investment objective); and JHIMS' analysis of such performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to particular Portfolios; and concluded that each of the Portfolios has performed well or within a range that the Board deemed competitive with the exception of those portfolios identified in Appendix A, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Portfolios and each of their subadvisers.

(3) and (4) - reviewed the Trust's advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (a) that to the extent that Portfolios have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Portfolios, (b) that all Portfolios with subadvisers that are not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadvisers and which in many, but not all, cases contain breakpoints, and (c) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Portfolios with advisory fee breakpoints to benefit from economies of scale as those Portfolios grow.

During the period covered by this report, the Board and the Adviser had discussions concerning a voluntary waiver of advisory fees that would amount to 0.02% of that portion of the Trust's aggregate net assets that exceed $50 billion and that would become effective January 1, 2006. The Adviser has undertaken to submit a proposal for implementing the waiver to the Board at its September, 2005 meeting.

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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES -
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APPROVAL OF ADVISORY AGREEMENT, CONTINUED

(5) ---- (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) ("JHLICO (U.S.A.)") and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the pension and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by each of JHLICO (U.S.A.) and John Hancock Life Insurance Company of New York in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies,

         (b) reviewed the profitability of the JHIMS' relationship with the Portfolios in terms of the total amount of annual advisory fees it received with respect to the Portfolios and whether JHIMS has the financial ability to continue to provide a high level of services to the Portfolios,

         (c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Portfolios, and

         (d) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Portfolios and concluded that the advisory fees paid by the Trust with respect to the Portfolios are not unreasonable in light of such information; and

(6) ---- reviewed comparative information with respect to the advisory fee rates and concluded that the Trust's advisory fees are within the range of those incurred by other comparable funds and that the Trust's advisory structure is thus competitive within the industry. For information regarding the discussion concerning the voluntary waiver of advisory fees see (3) and (4) above.

Additional information that the Board considered for a particular portfolio is set forth in Appendix A.

APPROVAL OF SUBADVISORY AGREEMENTS

      At its meeting on June 3, 2005, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

      In making its determination with reference to these respective factors, the Board reviews:

      (i) information relating to each subadviser's business which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and, if applicable, past subadvisory services to the Trust;

      (ii) the historical and current performance of the Portfolio and comparative performance information relating to the Portfolio's benchmark and comparable funds;

      (iii) the subadvisory fee for each Portfolio and comparative fee information; and

      (iv) information relating to the nature and scope of Material Relationships and their significance to the Trust's adviser and unaffiliated subadvisers

            The Board's decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) Each Subadviser has extensive experience and demonstrated skills as a manager and has consistently provided a high quality of investment management service and personnel to its Portfolio;

(2) Although not without variation, the current and historical performance of each Portfolio managed by a Subadviser has been within the range of the current and historical performance of comparable funds and the Portfolio's respective benchmarks with the exceptions noted in Appendix A ;

(3) The subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser (in the case of subadvisers unaffiliated with the Adviser) and are within industry norms with the exceptions noted in Appendix A; and

(4) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust's adviser or its affiliates, including other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

Additional information that the Board considered for a particular portfolio is set forth in Appendix A.

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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES -
CONTINUED

                                   APPENDIX A

CAPITAL GUARDIAN TRUST COMPANY

Overseas Equity Trust - The Board noted that the performance of this Trust ranked below its peer group average and lagged its benchmark index over the three and five year periods ended March 31, 2005. The Board noted that there was a manager change in May 2004 and that the institutional composite of this manager (which represents the performance of other similarly managed portfolios) has outperformed the benchmark index and peer group average over the ten years ended March 31, 2005.

Managed Trust - See "Managed Trust" below.

DAVIS SELECTED ADVISERS, L.P.

Financial Services Trust - The Board noted that the subadvisory fees for this portfolio were higher than those of its peer group average but also noted that the peer group for this specialty fund was not large enough for a meaningful comparison.

DEUTSCHE ASSET MANAGEMENT INVESTMENT SERVICES LIMITED

International Stock Trust - The Board noted that Deutsche assumed subadvisory responsibilities in November 25, 2002 and since then, the portfolio has underperformed its peer group average and benchmark index. At the June 3, 2005 board meeting, the Board approved the subadvisory agreement for this portfolio but requested JHIMS to present a proposal to the Board at the June 23-24, 2005 meeting for a new subadviser for the portfolio.

FIDELITY MANAGEMENT & RESEARCH COMPANY

Strategic Opportunities - The Board noted that the performance of this Trust has lagged its peer group average and benchmark index over the one, five and ten year time periods ended March 31, 2005. The Board also noted that a portfolio manager change occurred April 2003. JHIMS has been asked to continue to monitor the performance of this portfolio closely and report to the Board regarding any further performance issues.

Large Cap Growth - The Board noted that a portfolio manager change occurred on May 1, 2005 with Joe Day replacing Karen Firestone due to the latter's retirement. JHIMS informed the Board that the investment style and performance record of Mr. Day is similar to that of Ms. Firestone.

FRANKLIN ADVISERS, INC.

Emerging Small Company - The Board noted that the performance of this portfolio lags its peer group average and benchmark index over the three and five year time periods ended March 31, 2005. The Board noted that performance over the one year time period ended March 31, 2005 is ahead of the peer group average and benchmark index.

INDEPENDENCE INVESTMENT LLC ("INDEPENDENCE")

Growth and Income II* - The Board noted that the performance of the portfolio over the three, five, and ten year periods ending March 31, 2005 trailed its peer group average and benchmark index. The Board also noted that the management of the portfolio was restructured in May 2005 and that performance for the year ending March 31, 2005 is above both the peer group average and benchmark index.

*On April 29, 2005, the Growth & Income Fund, a series of John Hancock Variable Series Trust I reorganized as the Growth & Income Trust II of John Hancock Trust.

Managed - see "Managed Trust" below.

LORD ABBETT & CO.

All Cap Value - The Board noted that the performance of this portfolio lags its peer group average and benchmark index over the trailing three year time period ended March 31, 2005. The Board also noted that the Trust's subadviser was changed to Lord Abbett in May 2003 and that performance has exceeded the peer group average over the one year time period ended March 31, 2005.

MASSACHUSETTS FINANCIAL SERVICES COMPANY

Strategic Value Trust - The Board noted that the performance of this Trust was below both its benchmark index and peer group average over the three year time period ended March 31, 2005. The Board also noted that a portfolio manager change occurred in May 2003 and that the Trust's performance has exceeded the peer group average over the one year time period ended March 31, 2005.

Utilities Trust - The Board noted that the subadvisory fees for this portfolio were higher than those of its peer group average but also noted that the peer group for this specialty fund was not large enough for a meaningful comparison.

MORGAN STANLEY INVESTMENT MANAGEMENT COMPANY (VAN KAMPEN)

Value - The Board noted that the performance of this Trust has lagged its peer group average and benchmark index over the three and five year periods ended March 31, 2005. The Board also noted that there was a manager change in May 2003 and that the Trust's performance has exceeded the performance of its peer group average over the one year time period ended March 31, 2005.

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CONTINUED

APPENDIX A, CONTINUED

SALOMON BROTHERS ASSET MANAGEMENT INC

High Yield - The Board noted that the performance of this portfolio lags its peer group average and benchmark index over the three and five year time periods ended March 31, 2005. The Board also noted that SBAM assumed subadvisory responsibilities in May 2003 and that performance has exceeded the peer group average and benchmark index over the one year time period ended March 31, 2005.

T. ROWE PRICE ASSOCIATES, INC.

Small Company Value - The Board noted that the performance of this portfolio lags its peer group average and benchmark index over the three and five year time periods ended March 31, 2005. The Board also noted that T. Rowe Price assumed management responsibilities in May 2001 and that performance over the one year time period ended March 31, 2005 is very strong, outperforming both the peer group average and benchmark index.

Health Sciences Trust - The Board noted that the subadvisory fees for this portfolio were higher than those of its peer group average but also noted that the peer group for this specialty fund was not large enough for a meaningful comparison.

TEMPLETON GLOBAL ADVISORS LIMITED

International Small Cap - The Board noted that the performance of this portfolio lags its peer group average and benchmark index over the three and five year time periods ended March 31, 2005. The Board also noted that Templeton assumed subadvisory responsibilities in May 2003 and that the performance has exceeded the peer group average over the one year time period ended March 31, 2005.

      The Board noted that the subadvisory fees for this portfolio were higher than those of its peer group average but also noted that the peer group for this specialty fund was not large enough for a meaningful comparison.

WELLINGTON MANAGEMENT COMPANY, LLP

Growth and Income - At its meeting on March 31, 2005, the Board of Trustees discussed with the Adviser the Growth & Income Trust's having lagged the performance of its peer group average and benchmark index over the one, five and ten year periods ended March 31, 2005 and potential solutions to these performance issues. At the June 3, 2005 board meeting, the Board approved the subadvisory agreement for this portfolio but requested JHIMS to present a proposal to the Board at the June 23-24, 2005 meeting for a new subadviser for the portfolio.

Small Cap Growth - The Board noted that the performance of this Trust has lagged the peer group average and index over the one, three and five year time periods ended March 31, 2005. The Board also noted that a portfolio manager change occurred in 2003 and the poor performance is due primarily to the previous managers. The institutional composite which represents the performance of other similarly managed portfolios has outperformed the benchmark index and peer group average over the last five years ended March 31, 2005.

MANAGED TRUST* (CGTC, INDEPENDENCE AND DECLARATION MANAGEMENT & RESEARCH LLC ("DECLARATION"))

The Board noted that the performance for this portfolio which is subadvised by CGTC, Independence and Declaration slightly trailed its peer group average and benchmark index, after fees, over the three and five year periods ended March 31, 2005. In May 2005, the portfolio was restructured to change the allocation of assets among the subadvisors to the portfolio in order to improve performance. At the June 3, 2005 board meeting, the Board approved the subadvisory agreements for CGTC, Independence and Declaration as each relates to this portfolio but requested JHIMS to present a proposal to the Board at the June 23-24, 2005 meeting for a new subadviser or subadvisers for the portfolio.

*On April 29, 2005, the Managed Fund, a series of John Hancock Variable Series Trust I reorganized as the Managed Trust of John Hancock Trust.

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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES -
CONTINUED

                     EVALUATION BY THE BOARD OF TRUSTEES OF
                           NEW SUBADVISORY AGREEMENTS
                        ADVISORY FEES FOR NEW PORTFOLIOS
                CHANGES TO ADVISORY FEES FOR EXISTING PORTFOLIOS

      This section describes the evaluation by the Board of Trustees of the following new subadvisory agreements, advisory fees for new portfolios and changes to advisory fees for existing portfolios:

New Subadvisory Agreements

Grantham, May, Van Otterloo & Co., LLC ("GMO") (as subadviser to the following portfolios: Intrinsic Value Trust, Growth Opportunities Trust, U.S. Multi Sector Trust, Growth Trust, International Growth Trust, Growth & Income Trust, International Stock Trust and a portion of the assets of the Managed Trust).

U.S. Trust Company N.A. (as subadviser to the Value & Restructuring Trust)

      (collectively, the "New Subadvisory Agreements")

Amendments to Existing Subadvisory Agreements

AIM Capital Management, Inc. (to add the Small Company Growth Trust)
T. Rowe Price Associates, Inc. (to add the Spectrum Income Trust)
American Century Investment Management, Inc. (to add the Vista Trust)
Pzena Investment Management, LLC (to change the fee for the Classic Value Trust)

            (collectively, the "Existing Subadvisory Agreements")

Advisory Fees for New Portfolios

Intrinsic Value Trust, Growth Opportunities Trust, U.S. Multi Sector Trust, Growth Trust, International Growth Trust and Value & Restructuring (collectively, the "New Portfolios")

Changes to Advisory Fees for Existing Portfolios

Growth & Income Trust, International Stock Trust, Managed Trust and the Classic Value Trust (collectively, the "Existing Portfolios")

(collectively, the New Portfolios and the Existing Portfolios are referred to as "Portfolios")

EVALUATION BY THE BOARD OF TRUSTEES

      The Board, including the Independent Trustees, is responsible for selecting the Trust's investment adviser, John Hancock Investment Management Services, LLC (the "Adviser" or "JHIMS"), approving the Adviser's selection of subadvisers for each of the Trust portfolios and approving the Trust's advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust's advisory and subadvisory arrangements, including consideration of the six factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The six factors regularly considered by the Board are:

      1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Portfolios;

      2.    the investment performance of the Portfolios and their subadvisers;

      3. the extent to which economies of scale would be realized as a Portfolio grows;

      4. whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

      5. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the Adviser's relationship with the Trust; and

      6. comparative services rendered and comparative advisory and subadvisory fee rates.

      The Board believes that information relating to all six factors is relevant to its evaluation of the Trust's advisory agreement. With respect to its evaluation of subadvisory agreements, the Board believes that, in view of the Trust's "manager-of mangers" advisory structure: factors (1), (2) and (6) are of primary relevance; factors (3) and (4) generally are less important because subadvisory fees are paid to subadvisers by the Adviser and not directly by the Portfolios, and issues pertaining to economies of scale are considered in connection with the approval of the advisory fees that are paid directly by the Portfolios; and because the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length, factor (5) generally should not require attention except in those circumstances in which such attention may be warranted because the comparative fee information considered in connection with factor (6) indicates that the subadvisory fees will materially exceed those normally charged under comparable circumstances.

      In evaluating subadvisory arrangements, the Board also considers other material business relationships which unaffiliated subadvisers may have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser ("Material Relationships").

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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES -
CONTINUED

EVALUATION BY THE BOARD OF TRUSTEES, CONTINUED

At its meeting on March 31, 2005, the Board discussed with the Adviser the performance of the Growth & Income Trust, International Stock Trust and Managed Trust including the fact that Growth & Income had lagged the performance of its peer group average and benchmark index over the one, five and ten year periods ended March 31, 2005, International Stock Trust had lagged the performance of its peer group average and benchmark index over the three year period ended

March 31, 2005 and the Managed Trust had lagged the performance of its peer group average and benchmark index over the three and five year periods ended March 31, 2005 and potential solutions to these performance issues. At its telephonic meeting on May 2, 2005, the Adviser recommended to the Board that the subadviser to each of these portfolios be replaced.

APPROVAL OF ADVISORY AGREEMENT

      At its meeting on June 23-24, 2005, the Board, including all the Independent Trustees, approved an amendment to the Advisory Agreement between the Trust and JHIMS with respect to each of the New Portfolios and the Existing Portfolios.

      In approving the amendment to the Advisory Agreement, and with reference to the six factors which it regularly considers, the Board:

(1) ----- (a) considered the high value to the Trust of continuing its long relationship with JHIMS as the Trust's Adviser, the skills and competency with which JHIMS has in the past managed the Trust's affairs and its subadvisory relationships, JHIMS's oversight and monitoring of the subadvisers' investment performance and compliance programs including its timeliness in responding to performance issues, and the qualifications of JHIMS' personnel,

      (b) considered JHIMS's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments,

      (c) JHIMS's administrative capabilities, including its ability to supervise the other service providers for the Portfolios and concluded that JHIMS may reasonably be expected to continue ably to perform its services under the Advisory Agreement;

(2) -- reviewed the investment performance of comparably managed portfolios of the proposed new subadvisers to the New Portfolios and Existing Portfolios (the investment performance of the portfolio in the case of the Classic Value Trust); the comparative performance of their respective benchmarks, comparable funds (i.e., funds having approximately the same investment objective); and JHIMS' analysis of such performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to the New Portfolios and the Existing Portfolios; and concluded that the Classic Value Trust and each of the comparably manage portfolios of the New Portfolios and Existing Portfolios have performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably to monitor the performance of the New Portfolios and Existing Portfolios and each of their subadvisers.

(3) and (4) - reviewed the Trust's advisory fee structure for the New Portfolios and the Existing Portfolios and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (a) that to the extent that Portfolios have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Portfolios, (b) that all Portfolios with subadvisers that are not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadvisers and which in many, but not all, cases contain breakpoints, and (c) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Portfolios with advisory fee breakpoints to benefit from economies of scale as those Portfolios grow.

      During the period covered by this report, the Board and the Adviser had discussions concerning a voluntary waiver of advisory fees that would amount to 0.02% of that portion of the Trust's aggregate net assets that exceed $50 billion and that would become effective January 1, 2006. The Adviser has undertaken to submit a proposal for implementing the waiver to the Board at its September, 2005 meeting.

(5) ---- (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) ("JHLICO (U.S.A.)") and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the pension and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by each of JHLICO (U.S.A.) and John Hancock Life Insurance Company of New York in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies,

      (b) reviewed the profitability of the JHIMS' relationship with the Portfolios in terms of the total amount of annual advisory fees it received with respect to the Portfolios and whether JHIMS has the financial ability to continue to provide a high level of services to the Portfolios,

      (c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Portfolios, and

      (d) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Portfolios and concluded that the advisory fees paid by the Trust with respect to the Portfolios are not unreasonable in light of such information;, and

(6) ---- reviewed comparative information with respect to the advisory fee rates and concluded that the advisory fees for the New Portfolios and the Existing Portfolios are within the range of those incurred by other comparable funds and that the advisory structure for the New Portfolios and the Existing Portfolios is thus competitive within the industry. For information regarding the discussion concerning the voluntary waiver of advisory fees see (3) and (4) above.

APPROVAL OF SUBADVISORY AGREEMENTS

      At its meeting on June 23-24, 2005, the Board, including all the Independent Trustees, approved the New Subadvisory Agreements and the Amendments to the Existing Subadvisory Agreements.

      In making its determination with reference to these respective factors, the Board reviews:

      (i) information relating to each subadviser's business which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and, if applicable, past subadvisory services to the Trust;

      (ii) investment performance of comparably managed portfolios of the proposed new subadviser to the Portfolio (and the investment performance of the portfolio in the case of the Classic Value Trust) and comparative performance information relating to the comparably managed portfolio's benchmark and comparable funds (the Portfolio's benchmark in the case of the Classic Value Trust);

      (iii) the subadvisory fee for each Portfolio and comparative fee information; and

      (iv) information relating to the nature and scope of Material Relationships and their significance to the Trust's adviser and unaffiliated subadvisers.

JOHN HANCOCK TRUST
EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES - CONTINUED

APPROVAL OF SUBADVISORY AGREEMENTS, CONTINUED

      The Board's decision to approve the New Subadvisory Agreements and the Amendments to the Existing Subadvisory Agreements was based on a number of determinations, including the following:

(1) Each Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the current and historical performance of the comparably managed portfolios of the subadviser to a Portfolio (the current and historical performance of the Portfolio in the case of the Classic Value Trust) has been within the range of the current and historical performance of comparable funds and the comparably managed portfolio's respective benchmark (the Portfolio's benchmark in the case of the Classic Value Trust) ;

(3) The subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser and are within industry norms;

(4) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust's adviser or its affiliates, including other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (5) below for information relating to the business arrangement between the Trust's adviser and GMO.]

(5) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Portfolio) will pay GMO a specified amount (ranging from $500,000 to $15 million) if the subadvisory agreement with respect to any of the following Portfolios subadvised or to be subadvised by GMO is terminated within a five year period from the date of its effectiveness: the Growth & Income and International Stock Portfolios, which are current Portfolios of the Trust, and the Growth, Intrinsic Value, International Growth, U.S. Multi Sector and Growth Opportunities Portfolios, which are new portfolios of the Trust expected to become operational in October, 2005.

      The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of these Portfolios and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the Portfolios or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. These agreements do not apply with respect to the portion of the Managed Portfolio subadvised by GMO, but substantially similar agreements (with varying amounts to be paid upon termination) also apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the Trust Portfolios subadvised by GMO or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to each of the Portfolios subadvised by GMO, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

      The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser's fiduciary duty and the Board's fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Portfolios of the Trust and other John Hancock fund and (iii) the benefits to such Portfolios of the Trust expected from the subadvisory services of GMO.

JOHN HANCOCK TRUST
TRUSTEES AND OFFICERS (UNAUDITED)

TRUSTEES AND OFFICERS INFORMATION. The Trustees of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee oversees all Trust portfolios. (Currently, there are 83 portfolios).

                         DISINTERESTED TRUSTEES

                         POSITION WITH                     PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE      THE TRUST                     DURING PAST FIVE YEARS
-----------------------  --------------  -------------------------------------------------------------------
Don B. Allen                Trustee      Adviser, Sinicon Plastics Inc (plastic injection molding)
601 Congress Street
Boston, MA 02210
Age: 77                   (since 1985)

Charles L. Bardelis         Trustee      President and Executive Officer, Island Commuter Corp. (Marine
601 Congress Street                      Transport).
Boston, MA 02210
Age: 64                   (since 1988)

Peter S. Burgess            Trustee      Consultant (financial, accounting and auditing matters) (July 1999
601 Congress Street                      to present).

Boston, MA 02210                         Directors of the following publicly traded companies: PMA
Age: 62                   (since 2005)   Capital Corporation (since February 2004) and Lincoln
                                         Educational Services Corporation (since July 2004).

Elizabeth G. Cook           Trustee      Expressive Arts Therapist, Dana Farber Cancer Institute;
601 Congress Street       (since 2004)*  President, The Advertising Club of Greater Boston
Boston, MA 02210
Age: 68

Hassell H. McClellan        Trustee      Associate Professor, The Graduate School of the Wallace E.
601 Congress Street                      Carroll School of Management, Boston College
Boston, MA 02210
Age: 59                   (since 2004)*

James. M. Oates             Trustee      Managing Director, Wydown Group (financial consulting
601 Congress Street,      (since 2004)   firm)(since 1994); Chairman, Emerson Investment
Boston, MA 02210-2801                    Management, Inc. (since 2000); Chairman, Hudson Castle
Age: 59                                  Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (since 1997).

                                         Director of the following publicly traded companies: Stifel
                                         Financial, Director
                                         (since 1996); Investor Financial Services Corporation, Director
                                         (since 1995); Connecticut River Bancorp, Director (since 1998)

                                         Director of the following registered investment company:
                                         Phoenix Mutual Funds, Director
                                         since 1988 overseeing 20 portfolios).

F. David Rolwing             Trustee     Former Chairman, President and CEO, Montgomery Mutual Insurance
                                         Company, 1991 to 1999. (Retired 1999).
601 Congress Street
Boston, MA 02210
Age: 71                  (since 1997**)

*Prior to 2004, Ms. Cook and Mr. McClellan were Trustees of John Hancock Variable Series Trust I which was combined with corresponding portfolios of the Trust on April 29, 2005.

**Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc. which was combined with corresponding portfolios of the Trust on December 31, 1996.

JOHN HANCOCK TRUST
TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

TRUSTEES AND OFFICERS INFORMATION, CONTINUED

          TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST

Name, Address and Age   Position with                             Principal Occupation
                          the Trust                              During Past Five Years
John D. DesPrez III#*      Trustee      President and Chief Executive Officer, John Hancock Financial Services,
                                        Inc.; Chairman and President, John Hancock Life Insurance Company
601 Congress Street     (since 2000)    (U.S.A.), Executive Vice President, U.S. Operations, Manulife Financial
Boston, MA 02210
Age: 48

John D. Richardson#*   Chairman of the  Retired; Former Senior Executive Vice President, Office of the President,
601 Congress Street        Board of     Manulife Financial, February 2000 to March 2002 (Retired, March,
Boston, MA 02210          Trustees      2002);
Age: 67
                       (since 1997)**   Executive Vice President and General Manager, U.S. Operations,
                                        Manulife Financial, January 1995 to January 2000.

                                        Director of BNS Split Corp, a publicly traded company listed on the
                                        Toronto Stock Exchange.

#Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

*Affiliated with the investment adviser.

**Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc. which merged into the Trust on December 31, 1996.

Keith Hartstein*      President                 Senior Vice President, Manulife Financial Corporation (since 2004);
                                                Director, President and Chief Executive Officer, John Hancock
601 Congress Street   (since 2005)              Advisers, LLC and The Berkeley Financial Group, LLC ("The
Boston, MA 02210                                Berkeley Group") (holding company); Director, President and Chief
Age: 48                                         Executive Officer, John Hancock Funds, LLC. ("John Hancock
                                                Funds"); Director, President and Chief Executive Officer, Sovereign
                                                Asset Management Corporation ("SAMCorp."); Director, John
                                                Hancock Signature Services, Inc.; Director, Chairman and President,
                                                NM Capital Management, Inc. (NM Capital) (since 2005); Chairman,
                                                Investment Company Institute Sales Force Marketing Committee
                                                (since 2003); Executive Vice President, John Hancock Funds, LLC
                                                (until 2005).

Marc Costantini*      Treasurer                 Executive Vice President and Chief Financial Officer, John Hancock
601 Congress Street                             Life Insurance Company (U.S.A.), January 2004 to present.

Boston, MA 02210      (since 2004)              General Manager, Managed Accounts, John Hancock Life Insurance
Age: 36                                         Company (U.S.A.) and other positions at Manulife Financial, prior to
                                                January 2004.

Andrew Corselli*      Secretary                 Vice President and Senior Counsel, U.S. Operations Law Department, John
200 Clarendon Street  (since 2002)              Hancock Life Insurance Company (U.S.A.), March 2001 to present. The
Boston, MA 02116                                Prudential Insurance Company of America, Assistant General Counsel & Chief of
Age: 59                                         Litigation, June 1988 to June, 2000.

Gordon Shone*         Vice President and Chief  Senior Vice President, John Hancock Life Insurance Company (U.S.A.), January
601 Congress Street   Financial Officer         2001 to present. Vice President, The Manufacturers Life Insurance Company
Boston, MA 02210        (Since 2003)            (U.S.A.), August 1998 to December 2000.
Age: 49

JOHN HANCOCK TRUST
TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

TRUSTEES AND OFFICERS INFORMATION, CONTINUED

*Affiliated with the investment adviser.

++Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc. which merged into the Trust on December 31, 1996.

#Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

*Affiliated with the investment adviser.

Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified. None of the Trustees is a director of other complexes except as noted above.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission ("SEC") Internet site at http://www.sec.gov.

PROXY VOTING POLICY. From time to time, mutual funds are required to vote proxies related to the securities held by the Portfolios. Each of the Manufacturers Investment Trust Portfolios vote proxies according to the Trust's proxy voting policies and procedures approved by the Board of Trustees. A description of the Trust's proxy voting policies and procedures and the proxy results for the period July 1, 2004 to June 30, 2005 are available without charge, upon request, by calling 1-800-344-1029 or on the SEC Internet website at http://www.sec.gov.

JOHN HANCOCK TRUST
RESULTS OF THE SPECIAL MEETINGS OF SHAREHOLDERS

      On March 1, 2005, a Special Meeting of Shareholders of the John Hancock Trust (the "Trust") was held at 601 Congress Street, Boston, MA at 10 a.m. E.S.T. for the purpose of considering and voting upon:

Proposal 1    Election of eight Trustees to serve as members of the Board of
              Trustees of the Trust. (All shareholders of the Trust voted on
              Proposal 1).

Proposal 2    Approval of an Amended Advisory Agreement between the Trust and John Hancock Investment Management Services, LLC (""JHIMS"
              or the ""Adviser") increasing advisory fee rates.
              (Shareholders of each Portfolio except the, Lifestyle Trusts(1)
              and American Trusts(2) voted separately on Proposal 2.)

Proposal 3    Approval of an Amended Advisory Agreement with respect to the
              Lifestyle Trusts decreasing advisory fees. (Only Shareholders of each Lifestyle Trust voted separately on Proposal 3).

Proposal 4    Approval of an Amended Subadvisory Agreement with respect to the Lifestyle Trusts decreasing subadvisory fees. (Only
              Shareholders of each Lifestyle Trust voted separately on
              Proposal 4).

Proposal 5    Approval of a Rule 12b-1 Distribution Plan (""12b-1 Plan ")
              for the Series I and Series II shares, and an amended 12b-1
              Plan for the Series III shares, of each of the Lifestyle
              Trusts. (Only Shareholders of each series of shares of each
              Lifestyle Trust voted separately on Proposal 5).

Proposal 6    Approval of an Amended Subadvisory Agreement for the
              Quantitative Value Trust decreasing subadvisory fees. (Only shareholders of the Quantitative Value Trust voted on Proposal
              6).

Proposal 7    Approval of Amendment to the Trust's Declaration of Trust to
              authorize the Board of Trustees to approve Portfolio mergers without Shareholder approval. (All shareholders of the Trust voted on Proposal 7).

Proposal 8    Approval of Amendment to the Trust's Declaration of Trust to
              authorize the Board of Trustees to designate a class of shares of a Portfolio as a separate Portfolio. (All shareholders of the Trust voted on Proposal 8).

Proposal 9    Approval of reclassifying the investment objective of each
              Portfolio as a "non-fundamental" policy which may be changed without shareholder approval. (Shareholders of each Portfolio voted separately on Proposal 9).

Proposal 10   Approval of reclassifying the Financial Services Trust from a
              "diversified" to "non-diversified" Portfolio. (Only
              Shareholders of the Financial Services Trust voted on Proposal
              10).

At the meeting, all proposals were approved by shareholders of each Portfolio. The number of votes cast FOR or AGAINST or which ABSTAINED from voting is set forth below for each proposal:

                                                     SHARES
                                  ------------------------------------------
PORTFOLIO                              FOR           AGAINST       ABSTAINED
---------                         -------------    -----------     ---------
PROPOSAL 1
John Hancock Trust                3,224,235,556    129,000,183             -

PROPOSAL 2
Emerging Small Company Trust         14,095,466      3,254,571       495,012
Aggressive Growth Trust              24,768,598      4,865,770     1,161,976
All Cap Core Trust                   14,203,375      2,310,449       485,102
All Cap Growth Trust                 33,590,924      5,932,560     1,309,217
All Cap Value Trust                  21,274,380      5,441,279       596,874
Blue Chip Growth Trust               84,738,582     17,303,176     3,774,364
Capital Appreciation Trust           23,802,696      4,311,470       816,671
Classic Value Trust                     854,703        140,264        42,889
Core Equity Trust                    23,017,892      5,599,730     1,778,307
Core Value Trust                        302,228              -             -
Diversified Bond Trust               46,042,678      7,221,773     2,176,140
Dynamic Growth Trust                 29,365,633      4,662,423     1,053,087

------------
(1) The "Lifestyle Trusts" are: the Lifestyle Aggressive 1000 Trust, Lifestyle Growth 820 Trust, Lifestyle Balanced 640 Trust, Lifestyle Moderate 460 Trust and Lifestyle Conservative 280 Trust.

(2) The "American Trusts" are: the American Growth Trust, American International Trust, American Blue Chip Income and Growth Trust and American Growth-Income Trust.

JOHN HANCOCK TRUST
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS - CONTINUED

                                                               SHARES
                                             -----------------------------------------
PORTFOLIO                                         FOR          AGAINST      ABSTAINED
------------------------------------------   -------------   -----------   -----------
PROPOSAL 2, CONTINUED
Emerging Growth Trust                         13,387,552       4,767,266        86,701
Equity-Income Trust                           93,296,058      16,826,685     3,733,623
Financial Services Trust                       5,517,967       1,166,713       237,798
Fundamental Value Trust                       47,494,172       8,707,249     1,652,815
Global Allocation Trust                       15,912,124       2,414,725       461,307
Global Bond Trust                             39,601,500       8,265,968     1,818,550
Global Equity Select Trust                       256,273               -             -
Global Trust                                  21,466,089       3,633,623     1,023,856
Great Companies-America Trust                    164,242          16,401             -
Growth & Income Trust                         52,834,082       9,085,399     2,221,446
Health Sciences Trust                          9,919,661       2,602,415       401,066
High Grade Bond Trust                            423,733               -             -
High Yield Trust                             108,327,577      23,243,742     6,479,117
Income & Value Trust                          56,573,299       8,555,154     3,590,933
International Value Trust                     46,387,537       8,430,029     1,604,606
International Equity Select Trust                179,096               -             -
International Small Cap Trust                 22,265,683       4,964,119       936,850
International Stock Trust                     47,300,460       6,805,836     1,822,137
Large Cap Growth Trust                        38,481,080       7,636,028     1,854,564
Large Cap Value Trust                          6,416,884       2,483,436       314,418
Lifestyle Aggressive 1000 Trust               50,458,008       9,295,693     2,179,402
Lifestyle Balanced 640 Trust                 232,155,028      37,011,664    17,340,236
Lifestyle Conservative 280 Trust              37,183,637       6,910,357     2,426,219
Lifestyle Growth 820 Trust                   232,084,216      42,156,344    13,015,036
Lifestyle Moderate 460 Trust                  71,834,550      10,871,529     5,239,956
Mid Cap Core Trust                             3,270,824         702,946       128,254
Mid Cap Stock Trust                           33,485,140       5,890,773     1,447,568
Mid Cap Value Trust                           31,520,108       5,785,691     1,053,530
Money Market Trust                           179,533,858      46,734,740    10,977,498
Natural Resources Trust                       19,303,970       5,047,434       466,292
Overseas Trust                                62,984,101       9,145,214     3,239,578
Pacific Rim Trust                              9,002,655       1,925,346       491,136
Quantitative All Cap Trust                    15,478,802       4,115,632       356,896
Quantitative Mid Cap Trust                     9,239,419       1,664,069       242,769
Quantitative Value Trust                      13,241,647       1,697,832             -
Real Estate Securities Trust                  29,194,680       6,641,118     1,060,937
Real Return Bond Trust                        31,088,053       6,492,774     1,092,052
Science & Technology Trust                    38,777,186       8,142,301     1,718,164
Select Growth Trust                              292,860               -             -
Small Cap Opportunities Trust                  6,251,051       3,494,343       538,660
Small Company Blend Trust                     14,723,747       1,977,058       659,051
Small Company Value Trust                     29,728,734       6,852,518     1,252,263
Small Company Trust                            3,336,681         313,615        57,662
Small-Mid Cap Growth Trust                       261,275               -             -
Small-Mid Cap Trust                              192,654               -             -
Special Value Trust                            1,663,779         127,373        33,193
Strategic Bond Trust                          65,456,473      10,565,351     2,713,177
Strategic Growth Trust                        31,786,361       3,717,792       761,999
Strategic Value Trust                         11,389,417       1,783,364       261,668

JOHN HANCOCK TRUST
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS - CONTINUED

                                                               SHARES
                                             -----------------------------------------
PORTFOLIO                                         FOR          AGAINST      ABSTAINED
------------------------------------------   -------------   -----------   -----------
PROPOSAL 2, CONTINUED
Strategic Income Trust                           1,252,328        92,521        80,062
Strategic Opportunities Trust                   38,713,892     7,137,724     1,925,683
Total Return Trust                              87,903,583    16,544,108     3,253,332
Investment Quality Bond Trust                   31,869,516     4,815,464     1,396,454
U.S. Global Leaders Growth Trust                   662,267        49,190        17,663
U.S. Government Securities Trust                43,141,902     7,644,748     2,121,151
U.S. Large Cap Trust                            51,469,613     9,529,918     1,908,181
Utilities Trust                                  6,594,870     1,349,637       208,492
Value Trust                                     15,215,524     2,333,149       612,632

PROPOSAL 3
Lifestyle Aggressive 1000 Trust                 57,960,558     1,857,173     2,115,372
Lifestyle Balanced 640 Trust                   265,254,547     6,170,747    15,081,634
Lifestyle Conservative 280 Trust                43,168,589       993,236     2,358,388
Lifestyle Growth 820 Trust                     266,043,492     7,311,930    13,900,174
Lifestyle Moderate 460 Trust                    81,306,422     1,701,551     4,938,061

PROPOSAL 4
Lifestyle Aggressive 1000 Trust                 58,079,121     1,633,814     2,220,169
Lifestyle Balanced 640 Trust                   264,923,127     5,847,721    15,736,080
Lifestyle Conservative 280 Trust                42,801,623       953,527     2,765,062
Lifestyle Growth 820 Trust                     265,246,639     7,723,452    14,285,505
Lifestyle Moderate 460 Trust                    80,798,710     1,923,207     5,224,117

PROPOSAL 5
Lifestyle Aggressive 1000 Trust                 53,656,015     4,666,193     3,610,895
Lifestyle Balanced 640 Trust                   249,407,924    12,012,868    25,086,136
Lifestyle Conservative 280 Trust                40,397,595     2,468,258     3,654,360
Lifestyle Growth 820 Trust                     248,811,071    15,970,107    22,474,417
Lifestyle Moderate 460 Trust                    76,416,984     3,927,605     7,601,446

PROPOSAL 6
Quantitative Value Trust                        14,939,479             -             -

PROPOSAL 7
John Hancock Trust                           2,753,082,369   451,068,172   149,085,198

PROPOSAL 8
John Hancock Trust                           2,852,780,671   276,645,215   223,809,854

PROPOSAL 9
Emerging Small Company Trust                    14,460,245     2,845,162       539,642
Aggressive Growth Trust                         25,191,092     4,311,229     1,294,023
All Cap Core Trust                              14,452,988     2,055,861       490,076
All Cap Growth Trust                            33,846,982     5,257,712     1,728,007
All Cap Value Trust                             21,886,543     4,675,824       750,168
American Blue Chip Income and Growth Trust       8,966,961     1,423,282       481,541
American Growth Trust                           35,134,008     5,124,796     1,763,352
American Growth-Income Trust                    27,929,698     4,013,306     1,469,330
American International Trust                    13,482,211     2,131,536       765,043
Blue Chip Growth Trust                          85,756,909    15,806,454     4,252,760
Capital Appreciation Trust                      24,140,742     3,735,645     1,054,451
Classic Value Trust                                869,936       119,848        48,073
Core Equity Trust                               24,567,746     4,211,232     1,616,952
Core Value Trust                                   302,228             -             -
Diversified Bond Trust                          46,430,001     6,464,002     2,546,588

JOHN HANCOCK TRUST
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS - CONTINUED

                                                               SHARES
                                             -----------------------------------------
PORTFOLIO                                         FOR          AGAINST      ABSTAINED
------------------------------------------   -------------   -----------   -----------
PROPOSAL 9, CONTINUED
Dynamic Growth Trust                            28,980,102     4,980,807     1,120,234
Emerging Growth Trust                           13,411,734     4,760,724        69,060
Equity-Income Trust                             93,895,899    15,584,330     4,376,138
Financial Services Trust                         5,534,868     1,037,356       350,254
Fundamental Value Trust                         47,250,936     8,773,066     1,830,234
Global Allocation Trust                         15,805,179     2,275,765       707,212
Global Bond Trust                               39,401,296     8,143,844     2,140,878
Global Equity Select Trust                         256,273             -             -
Global Trust                                    21,571,244     3,441,113     1,111,212
Great Companies-America Trust                      164,242        16,401             -
Growth & Income Trust                           53,112,709     8,623,949     2,404,268
Health Sciences Trust                            9,940,005     2,512,331       470,807
High Grade Bond Trust                              423,733             -             -
High Yield Trust                               109,064,186    20,314,496     8,671,755
Income & Value Trust                            57,268,654     7,713,055     3,737,675
International Value Trust                       45,752,183     8,672,961     1,997,027
International Equity Select Trust                  179,096             -             -
International Small Cap Trust                   22,446,760     4,306,008     1,413,884
International Stock Trust                       47,342,512     6,315,140     2,270,781
Large Cap Growth Trust                          38,317,871     7,729,698     1,924,104
Large Cap Value Trust                            6,904,227     2,059,919       250,593
Lifestyle Aggressive 1000 Trust                 50,038,486     9,309,973     2,584,644
Lifestyle Balanced 640 Trust                   230,511,157    37,400,999    18,594,772
Lifestyle Conservative 280 Trust                37,388,496     6,366,659     2,765,058
Lifestyle Growth 820 Trust                     230,578,392    41,119,809    15,557,395
Lifestyle Moderate 460 Trust                    70,693,240    12,432,723     4,820,072
Mid Cap Core Trust                               3,311,529       623,747       166,748
Mid Cap Stock Trust                             33,256,613     5,920,699     1,646,170
Mid Cap Value Trust                             31,768,897     5,322,100     1,268,332
Money Market Trust                             189,244,787    35,112,939    12,888,371
Natural Resources Trust                         19,536,110     4,611,947       669,639
Overseas Trust                                  63,876,758     8,024,624     3,467,510
Pacific Rim Trust                                8,995,975     1,766,035       657,127
Quantitative All Cap Trust                      16,267,398     3,499,807       184,125
Quantitative Mid Cap Trust                       9,395,198     1,493,244       257,815
Quantitative Value Trust                        13,241,647     1,697,832             -
Real Estate Securities Trust                    29,165,858     6,247,648     1,483,228
Real Return Bond Trust                          31,760,755     5,915,600       996,525
Science & Technology Trust                      39,286,805     7,279,314     2,071,532
Select Growth Trust                                292,860             -             -
Small Cap Opportunities Trust                    6,414,745     3,305,602       563,707
Small Company Blend Trust                       14,924,253     1,737,297       698,306
Small Company Value Trust                       30,218,474     6,094,795     1,520,247
Small Company Trust                              3,298,487       351,809        57,662
Small-Mid Cap Growth Trust                         261,275             -             -
Small-Mid Cap Trust                                192,654             -             -
Special Value Trust                              1,080,087       709,499        34,759
Strategic Bond Trust                            65,646,992    10,172,586     2,915,422
Strategic Growth Trust                          30,292,242     5,072,718       901,192
Strategic Income Trust                           1,264,662        72,012        88,237
Strategic Opportunities Trust                   39,326,670     6,452,005     1,998,624
Strategic Value Trust                           11,504,045     1,699,096       231,308
Total Return Trust                              89,438,733    13,530,891     4,731,398
Investment Quality Bond Trust                   32,405,420     4,403,486     1,272,528
U.S. Global Leaders Growth Trust                   674,189        29,413        25,519

JOHN HANCOCK TRUST
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS - CONTINUED

                                                               SHARES
                                             -----------------------------------------
PORTFOLIO                                         FOR          AGAINST      ABSTAINED
------------------------------------------   -------------   -----------   -----------
PROPOSAL 9, CONTINUED
U.S. Government Securities Trust                43,169,681     7,135,388     2,602,733
U.S. Large Cap Trust                            52,123,805     8,587,520     2,196,388
Utilities Trust                                  6,566,750     1,344,752       241,497
Value Trust                                     15,067,020     2,326,662       767,623

PROPOSAL 10
Financial Services Trust                         5,882,304       366,204       673,970

      On March 1, 2005, a Special Meeting of Shareholders of the John Hancock Trust (the "Trust") was held at 601 Congress Street, Boston, MA at 10:30 a.m. E.S.T. for the purpose of considering and voting upon:

Proposal 1   Approval of Agreement and Plan of Reorganization providing for the combination of the Aggressive Growth Trust into the Mid Cap Stock Trust. (Only Shareholders of the Aggressive Growth Trust voted on Proposal 1).

Proposal 2   Approval of Agreement and Plan of Reorganization providing for the combination of the Diversified Bond Trust into the
             Active Bond Trust. (Only Shareholders of the Diversified Bond Trust voted on Proposal 2).

Proposal 4   Approval of Agreement and Plan of Reorganization providing for the combination of the Overseas Trust into the
             International Value Trust. (Only Shareholders of the Overseas Trust voted on Proposal 4).

Proposal 5   Approval of Agreement and Plan of Reorganization providing for the combination of the Small Company Blend Trust into the Small Cap Opportunities Trust. (Only Shareholders of the Small Company Blend Trust voted on Proposal 5).

Proposal 6   Approval of Agreement and Plan of Reorganization providing for the combination of the Strategic Growth Trust into the
             U.S. Global Leaders Growth Trust. (Only Shareholders of the Strategic Growth voted separately on Proposal 6).

At the meeting, all proposals were approved by shareholders of each Portfolio. The number of votes cast FOR or AGAINST or which ABSTAINED from voting is set forth below for each proposal:

                                                               SHARES
                                             -----------------------------------------
PORTFOLIO                                         FOR          AGAINST      ABSTAINED
------------------------------------------   -------------   -----------   -----------
PROPOSAL 1
Aggressive Growth Trust                         28,415,534       855,716     1,525,094

PROPOSAL 2
Diversified Bond Trust                          50,318,954       948,970     4,172,667

PROPOSAL 4
Overseas Trust                                  69,059,567     1,826,880     4,482,445

PROPOSAL 5
Small Company Blend Trust                       16,138,732       359,772       861,353

PROPOSAL 6
Strategic Growth Trust                          33,894,772       905,850     1,466,773

                    This page was intentionally left blank.

[JOHN HANCOCK. WORLDWIDE SPONSOR LOGO]

MANAGEMENT OF THE TRUST

TRUSTEES
John D. Richardson, Chairman of the Board
Don B. Allen
Charles L. Bardelis
Peter S. Burgess
Elizabeth Cook
John D. DesPrez, III
Hassell H. McClellan
James M. Oates
F. David Rolwing

OFFICERS
Keith F. Hartstein, President
Gordon M. Shone, Vice President
Marc Costantini, Treasurer
Andrew Corselli, Secretary

INVESTMENT ADVISER
John Hancock Investment Management
Services, LLC
Boston, Massachusetts

ISSUER OF VENTURE VARIABLE ANNUITIES
John Hancock Life Insurance
Company (U.S.A.)
PO Box 55230
Boston, Massachusetts 02205-5230
800-344-1029

ISSUER OF VENTURE VARIABLE LIFE INSURANCE PRODUCTS
John Hancock Life Insurance
Company (U.S.A.)
200 Bloor Street East
Toronto, Ontario, Canada M4W1E5
800-827-4546

PRINCIPAL UNDERWRITER OF VENTURE
VARIABLE ANNUITIES AND VENTURE
VARIABLE LIFE INSURANCE PRODUCTS
John Hancock Distributors LLC
Toronto, Ontario, Canada
Boston, Massachusetts

PROMOTIONAL AGENT OF VENTURE ANNUITIES
Wood Logan
Boston, Massachusetts

(C)2005 John Hancock Life Insurance Company (U.S.A.). A Manulife Financial Company. All rights reserved.

                                                                     PRESORTED
                                                                     STANDARD
[JOHN HANCOCK. WORLDWIDE SPONSOR LOGO]                             U.S. POSTAGE
                                                                       PAID
601 Congress Street                                                 BOSTON, MA
Boston, MA 02210                                                   PERMIT NO. 11

(John Hancock. LOGO)
    36 USC 220506
  WORLDWIDE SPONSOR

                                                  Venture(R) Variable Products

                                                  Unaudited Financial Statements

                                                  John Hancock Trust
                                                  Semi-Annual Report
                                                  June 30, 2005

Venture Variable Annuities and Venture Variable Life Insurance Products Issued by John Hancock Life Insurance Company (U.S.A.)



0805: 1115001A

JOHN HANCOCK TRUST
SEMI-ANNUAL REPORT
PRESIDENT'S MESSAGE

July 31, 2005

Dear Fellow Investors:

I am pleased to present the following financial statements for the John Hancock Trust, the mutual fund that is the underlying investment vehicle for your variable annuity, variable insurance product or retirement plan. For the six months ended June 30, 2005, total net assets of the Trust increased from $35.8 billion to $49.2 billion.

The market rose slightly in the second quarter as worries about oil prices, slowing economic growth, and the Federal Reserve's plans for raising interest rates continued. Large cap growth stocks outpaced their value peers, as the Russell 1000 Growth Index rose +2.46% while the Russell 1000 Value Index was up +1.67%. In terms of small caps, however, value outperformed growth; the Russell 2000 Value Index was up +5.08% while the Russell 2000 Growth Index rose +3.48%. The international markets were down just slightly, with the MSCI EAFE posting Q2 losses of -0.75%. Finally, fixed income posted positive returns in the second quarter. The Lehman Brothers (LB) Aggregate Bond Index was up +3.01%, the LB 1-3 Year Government Credit Index rose +1.24%, and the LB Long Government Credit Index was up +7.14%.

At John Hancock, we are committed to the time-tested discipline of buy-and-hold investing. We believe the multi-manager John Hancock Trust can help you achieve diversification in your portfolio, as it gives you access to a variety of portfolio choices. Restructurings this past May included merging six portfolios, and adding four new asset management firms to our platform - Declaration Management, Independence Investment, Marsico Capital, and Wells Capital.

John Hancock also offers Lifestyle portfolios - fund-of-fund portfolios that offer investment risk management strategies ranging from conservative to aggressive. Increasingly, our clients are turning to these portfolios to help them pursue an asset allocation mix appropriate for their risk tolerance. Our five Lifestyle portfolios not only offer exposure to traditional stocks and bonds, they also invest in alternative asset classes such as real estate securities, natural resources stocks, international small-cap equities, Treasury inflation-protected securities, and foreign bonds to potentially increase return as well as reduce volatility.

We urge you to review your financial program regularly with your financial consultant to ensure that it continues to be structured in the best way to help you meet your goals. It may be the right time to reevaluate your mix of portfolios to increase diversification among different asset classes.

Thank you for choosing John Hancock. We look forward to continuing to earn your trust as we serve your retirement, insurance and investment needs.

Sincerely,


/s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President
John Hancock Trust

                     This page was intentionally left blank.

JOHN HANCOCK TRUST
INDEX TO SEMI-ANNUAL REPORT

                                                                            Page
                                                                            ----
Hypothetical Expense Example ............................................     ii
Statements of Assets and Liabilities ....................................      1
Statements of Operations ................................................      3
Statements of Changes in Net Assets .....................................      5
Financial Highlights ....................................................      8
Portfolio of Investments:
   Small Cap Index Trust ................................................     12
   Mid Cap Index Trust ..................................................     33
   Total Stock Market Index Trust .......................................     39
   500 Index Trust ......................................................     72
   500 Index Trust B ....................................................     80
   International Equity Index Trust A ...................................     87
   International Equity Index Trust B ...................................    104
   Bond Index Trust B ...................................................    122
Notes to Financial Statements ...........................................    129
Evaluation of Advisory and Subadvisory Agreements by the Board of
   Trustees .............................................................    136
Trustees and Officers Information .......................................    143
Results of Special Meeting of Shareholders ..............................    146

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE

UNDERSTANDING YOUR FUND'S EXPENSES

As a John Hancock Trust mutual fund investor, you pay ongoing expenses, such as management fees; distribution fees (12b-1); and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first table for each Portfolio shows the actual account values and actual Portfolio expenses you would have paid on a $1,000 investment in the Portfolio from January 1, 2005 through June 30, 2005. It also shows how much a $1,000 investment would be at the close of the period, assuming actual Portfolio returns and expenses. To estimate the expenses that you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the "Expenses Paid During Period" column as shown below for your Series.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table for each Portfolio provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance related charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Portfolios. In addition, if these transactional costs were included, your costs would have been higher.

                    EXPENSE AND VALUE OF A $1,000 INVESTMENT

SMALL CAP INDEX TRUST

ACTUAL PORTFOLIO RETURN               SERIES I   SERIES II   SERIES III   SERIES NAV+
-----------------------              ---------   ---------   ----------   -----------
Beginning Account Value 01/01/2005   $1,000.00   $1,000.00    $1,000.00    $1,000.00
Ending Account Value 06/30/2005      $  985.20   $  983.90    $  982.90    $1,105.70
Expenses Paid per $1,000*            $    2.82   $    3.80    $    4.54    $    0.89

HYPOTHETICAL 5% PORTFOLIO RETURN      SERIES I   SERIES II   SERIES III   SERIES NAV+
--------------------------------     ---------   ---------   ----------   -----------
Beginning Account Value 01/01/2005   $1,000.00   $1,000.00    $1,000.00    $1,000.00
Ending Account Value 06/30/2005      $1,021.96   $1,020.97    $1,020.22    $1,007.24
Expenses Paid per $1,000*            $    2.87   $    3.87    $    4.62    $    0.85

ANNUALIZED EXPENSE RATIOS             SERIES I   SERIES II   SERIES III   SERIES NAV+
-------------------------            ---------   ---------   ----------   -----------
                                          0.57%       0.77%        0.92%        0.52%

MID CAP INDEX TRUST

ACTUAL PORTFOLIO RETURN               SERIES I   SERIES II   SERIES III   SERIES NAV+
-----------------------              ---------   ---------   ----------   -----------
Beginning Account Value 01/01/2005   $1,000.00   $1,000.00    $1,000.00    $1,000.00
Ending Account Value 06/30/2005      $1,037.70   $1,036.50    $1,035.20    $1,085.70
Expenses Paid per $1,000*            $    2.90   $    3.91    $    4.64    $    0.87

HYPOTHETICAL 5% PORTFOLIO RETURN      SERIES I   SERIES II   SERIES III   SERIES NAV+
--------------------------------     ---------   ---------   ----------   -----------
Beginning Account Value 01/01/2005   $1,000.00   $1,000.00    $1,000.00    $1,000.00
Ending Account Value 06/30/2005      $1,021.94   $1,020.95    $1,020.23    $1,007.24
Expenses Paid per $1,000*            $    2.88   $    3.88    $    4.61    $    0.84

ANNUALIZED EXPENSE RATIOS             SERIES I   SERIES II   SERIES III   SERIES NAV+
-------------------------            ---------   ---------   ----------   -----------
                                          0.57%       0.77%        0.92%        0.52%

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

UNDERSTANDING YOUR FUND'S EXPENSES, CONTINUED

TOTAL STOCK MARKET INDEX TRUST

ACTUAL PORTFOLIO RETURN               SERIES I   SERIES II   SERIES III   SERIES NAV+
-----------------------              ---------   ---------   ----------   -----------
Beginning Account Value 01/01/2005   $1,000.00   $1,000.00    $1,000.00    $1,000.00
Ending Account Value 06/30/2005      $  997.50   $  996.40    $  995.80    $1,048.00
Expenses Paid per $1,000*            $    2.81   $    3.80    $    4.56    $    0.86

HYPOTHETICAL 5% PORTFOLIO RETURN      SERIES I   SERIES II   SERIES III   SERIES NAV+
--------------------------------     ---------   ---------   ----------   -----------
Beginning Account Value 01/01/2005   $1,000.00   $1,000.00    $1,000.00    $1,000.00
Ending Account Value 06/30/2005      $1,021.98   $1,020.99    $1,020.23    $1,007.24
Expenses Paid per $1,000*            $    2.85   $    3.85    $    4.62    $    0.85

ANNUALIZED EXPENSE RATIOS             SERIES I   SERIES II   SERIES III   SERIES NAV+
-------------------------            ---------   ---------   ----------   -----------
                                          0.57%       0.77%        0.92%        0.52%

500 INDEX TRUST

ACTUAL PORTFOLIO RETURN               SERIES I   SERIES II   SERIES III   SERIES NAV
-----------------------              ---------   ---------   ----------   ----------
Beginning Account Value 01/01/2005   $1,000.00   $1,000.00    $1,000.00       N/A
Ending Account Value 06/30/2005      $  988.80   $  988.80    $  988.00       N/A
Expenses Paid per $1,000*            $    2.78   $    3.76    $    4.50       N/A

HYPOTHETICAL 5% PORTFOLIO RETURN      SERIES I   SERIES II   SERIES III   SERIES NAV
--------------------------------     ---------   ---------   ----------   ----------
Beginning Account Value 01/01/2005   $1,000.00   $1,000.00    $1,000.00       N/A
Ending Account Value 06/30/2005      $1,022.00   $1,021.01    $1,020.26       N/A
Expenses Paid per $1,000*            $    2.82   $    3.82    $    4.58       N/A

ANNUALIZED EXPENSE RATIOS             SERIES I   SERIES II   SERIES III   SERIES NAV
-------------------------            ---------   ---------   ----------   ----------
                                          0.56%       0.76%        0.91%      N/A

500 INDEX B TRUST

ACTUAL PORTFOLIO RETURN               SERIES I   SERIES II   SERIES III   SERIES NAV
-----------------------              ---------   ---------   ----------   ----------
Beginning Account Value 01/01/2005      N/A         N/A          N/A       $1,000.00
Ending Account Value 06/30/2005         N/A         N/A          N/A       $  991.10
Expenses Paid per $1,000*               N/A         N/A          N/A       $    1.10

HYPOTHETICAL 5% PORTFOLIO RETURN      SERIES I   SERIES II   SERIES III   SERIES NAV
--------------------------------     ---------   ---------   ----------   ----------
Beginning Account Value 01/01/2005      N/A         N/A          N/A       $1,000.00
Ending Account Value 06/30/2005         N/A         N/A          N/A       $1,023.55
Expenses Paid per $1,000*               N/A         N/A          N/A       $    1.12

ANNUALIZED EXPENSE RATIOS             SERIES I   SERIES II   SERIES III   SERIES NAV
-------------------------            ---------   ---------   ----------   ----------
                                        N/A         N/A          N/A            0.22%

UNDERSTANDING YOUR FUND'S EXPENSES, CONTINUED

JOHN HANCOCK TRUST
HYPOTHETICAL EXPENSE EXAMPLE - CONTINUED

INTERNATIONAL EQUITY INDEX TRUST A

ACTUAL PORTFOLIO RETURN               SERIES I   SERIES II   SERIES III+   SERIES NAV
-----------------------              ---------   ---------   ----------    ----------
Beginning Account Value 01/01/2005   $1,000.00   $1,000.00    $1,000.00        N/A
Ending Account Value 06/30/2005      $1,000.90   $1,000.10    $1,020.85        N/A
Expenses Paid per $1,000*            $    3.16   $    4.14    $    1.70        N/A

HYPOTHETICAL 5% PORTFOLIO RETURN      SERIES I   SERIES II   SERIES III+   SERIES NAV
--------------------------------     ---------   ---------   ----------    ----------
Beginning Account Value 04/29/2005   $1,000.00   $1,000.00    $1,000.00        N/A
Ending Account Value 06/30/2005      $1,021.50   $1,020.52    $1,006.68        N/A
Expenses Paid per $1,000*            $    3.19   $    4.18    $    1.71        N/A

ANNUALIZED EXPENSE RATIOS             SERIES I   SERIES II   SERIES III+   SERIES NAV
-------------------------            ---------   ---------   ----------    ----------
                                          0.64%       0.84%        1.00%       N/A

INTERNATIONAL EQUITY INDEX TRUST B

ACTUAL PORTFOLIO RETURN               SERIES I   SERIES II   SERIES III    SERIES NAV
-----------------------              ---------   ---------   ----------    ----------
Beginning Account Value 01/01/2005      N/A         N/A          N/A        $1,000.00
Ending Account Value 06/30/2005         N/A         N/A          N/A        $1,019.60
Expenses Paid per $1,000*               N/A         N/A          N/A        $    0.57

HYPOTHETICAL 5% PORTFOLIO RETURN      SERIES I   SERIES II   SERIES III    SERIES NAV
--------------------------------     ---------   ---------   ----------    ----------
Beginning Account Value 01/01/2005      N/A         N/A          N/A        $1,000.00
Ending Account Value 06/30/2005         N/A         N/A          N/A        $1,007.79
Expenses Paid per $1,000*               N/A         N/A          N/A        $    0.57

ANNUALIZED EXPENSE RATIOS             SERIES I   SERIES II   SERIES III    SERIES NAV
-------------------------            ---------   ---------   ----------    ----------
                                        N/A         N/A          N/A            0.34%

BOND INDEX TRUST B

ACTUAL PORTFOLIO RETURN               SERIES I   SERIES II   SERIES III    SERIES NAV
-----------------------              ---------   ---------   ----------    ----------
Beginning Account Value 01/01/2005      N/A         N/A          N/A        $1,000.00
Ending Account Value 06/30/2005         N/A         N/A          N/A        $1,025.00
Expenses Paid per $1,000*               N/A         N/A          N/A        $    1.23

HYPOTHETICAL 5% PORTFOLIO RETURN      SERIES I   SERIES II   SERIES III    SERIES NAV
--------------------------------     ---------   ---------   ----------    ----------
Beginning Account Value 01/01/2005      N/A         N/A          N/A        $1,000.00
Ending Account Value 06/30/2005         N/A         N/A          N/A        $1,023.44
Expenses Paid per $1,000*               N/A         N/A          N/A        $    1.23

ANNUALIZED EXPENSE RATIOS             SERIES I   SERIES II   SERIES III    SERIES NAV
-------------------------            ---------   ---------   ----------    ----------
                                        N/A         N/A          N/A            0.25%

* Expenses are equal to the Portfolio's annualized expense ratio for each Series, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

+    From period April 29, 2005 to June 30, 2005.

JOHN HANCOCK TRUST
SECTOR BREAKDOWN

  SECTOR WEIGHTINGS CALCULATED AS A PERCENTAGE OF INVESTMENTS AT JUNE 30, 2005:

SMALL CAP INDEX TRUST                                                 % OF TOTAL
---------------------                                                 ----------
Energy                                                                    5.44
Materials                                                                 4.54
Industrials                                                              14.24
Consumer Discretionary                                                   16.33
Consumer Staples                                                          3.09
Health Care                                                              12.57
Financials                                                               21.92
Information Technology                                                   17.82
Telecomm Service                                                          1.36
Utilities                                                                 2.69
                                                                        ------
Total                                                                   100.00
                                                                        ======

TOTAL STOCK MARKET INDEX TRUST                                        % OF TOTAL
------------------------------                                        ----------
Energy                                                                    8.33
Materials                                                                 3.13
Industrials                                                              10.24
Consumer Discretionary                                                   13.64
Consumer Staples                                                          9.15
Health Care                                                              13.02
Financials                                                               21.36
Information Technology                                                   14.98
Telecomm Service                                                          2.81
Utilities                                                                 3.34
                                                                        ------
Total                                                                   100.00
                                                                        ======

500 INDEX TRUST B                                                     % OF TOTAL
-----------------                                                     ----------
Energy                                                                    8.78
Materials                                                                 2.96
Industrials                                                              11.19
Consumer Discretionary                                                   11.43
Consumer Staples                                                         10.12
Health Care                                                              13.39
Financials                                                               20.33
Information Technology                                                   15.14
Telecomm Service                                                          3.19
Utilities                                                                 3.47
                                                                        ------
Total                                                                   100.00
                                                                        ======

INTERNATIONAL EQUITY INDEX TRUST B                                    % OF TOTAL
----------------------------------                                    ----------
Energy                                                                   10.43
Materials                                                                 7.86
Industrials                                                              12.21
Consumer Discretionary                                                   10.89
Consumer Staples                                                          7.58
Health Care                                                               7.32
Financials                                                               26.61
Information Technology                                                    5.63
Telecomm Service                                                          6.58
Utilities                                                                 4.89
                                                                        ------
Total                                                                   100.00
                                                                        ======

MID CAP INDEX TRUST                                                   % OF TOTAL
-------------------                                                   ----------
Energy                                                                    8.10
Materials                                                                 4.20
Industrials                                                              11.50
Consumer Discretionary                                                   20.00
Consumer Staples                                                          4.80
Health Care                                                              11.90
Financials                                                               17.50
Information Technology                                                   14.10
Telecomm Service                                                          0.50
Utilities                                                                 7.40
                                                                        ------
Total                                                                   100.00
                                                                        ======

500 INDEX TRUST                                                       % OF TOTAL
---------------                                                       ----------
Energy                                                                    8.78
Materials                                                                 2.96
Industrials                                                              11.19
Consumer Discretionary                                                   11.43
Consumer Staples                                                         10.12
Health Care                                                              13.39
Financials                                                               20.33
Information Technology                                                   15.14
Telecomm Service                                                          3.19
Utilities                                                                 3.47
                                                                        ------
Total                                                                   100.00
                                                                        ======

INTERNATIONAL EQUITY INDEX TRUST A                                    % OF TOTAL
----------------------------------                                    ----------
Energy                                                                   10.43
Materials                                                                 7.86
Industrials                                                              12.21
Consumer Discretionary                                                   10.89
Consumer Staples                                                          7.58
Health Care                                                               7.32
Financials                                                               26.61
Information Technology                                                    5.63
Telecomm Service                                                          6.58
Utilities                                                                 4.89
                                                                        ------
Total                                                                   100.00
                                                                        ======

BOND INDEX TRUST B                                                    % OF TOTAL
------------------                                                    ----------
Treasury                                                                 23.40
Agency                                                                    9.71
Corporates                                                               27.22
Mortgages                                                                32.82
Asset-Backed                                                              0.98
Commercial Mortgages                                                      3.40
Cash                                                                      2.47
                                                                        ------
Total                                                                   100.00
                                                                        ======

                    This page was intentionally left blank.

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                    SMALL CAP       MID CAP      TOTAL STOCK         500
                                                      INDEX          INDEX      MARKET INDEX        INDEX
                                                      TRUST          TRUST          TRUST           TRUST
                                                  ------------   ------------   ------------   --------------
ASSETS
Investments in securities, at value               $265,925,312   $278,330,629   $399,171,957   $1,218,675,812
   Securities on loan, at value (Note 2)            65,002,972     33,386,340     37,393,255       57,601,932
   Repurchase agreements, at value                      93,000         36,000         84,000           84,000
                                                  ------------   ------------   ------------   --------------
   TOTAL INVESTMENTS IN SECURITIES, AT
      VALUE (See accompanying
      Portfolio of Investments)                    331,021,284    311,752,969    436,649,212    1,276,361,744
Cash                                                     2,865          1,344            411            1,581
Receivables:
   Investments sold                                     80,189             --        114,074               --
   Fund shares sold                                      1,290          1,020          4,720            3,490
   Dividends and interest                              264,230        160,144        434,362        1,455,672
Other assets                                             4,793          4,805          7,136           17,134
                                                  ------------   ------------   ------------   --------------
   TOTAL ASSETS                                    331,374,651    311,920,282    437,209,915    1,277,839,621
                                                  ------------   ------------   ------------   --------------

LIABILITIES
Payables:
   Investments purchased                                66,702             --         13,608               --
   Fund shares redeemed                                291,529      1,025,999        226,340        2,217,897
   Variation margin for open futures contracts           8,625         31,175         72,775           39,762
   Accrued fund administration expense                   3,407          3,695          3,245           18,132
   Other payables and accrued expenses                  31,882         33,520         33,732          141,412
   Collateral for securities lending                66,783,267     34,133,071     38,367,421       59,111,622
                                                  ------------   ------------   ------------   --------------
   TOTAL LIABILITIES                                67,185,412     35,227,460     38,717,121       61,528,825
                                                  ------------   ------------   ------------   --------------
NET ASSETS                                        $264,189,239   $276,692,822   $398,492,794   $1,216,310,796
                                                  ============   ============   ============   ==============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)        $    889,439   $  1,127,050   $  1,642,859   $    5,604,142
Accumulated undistributed net realized gain
   (loss) on investments, and futures contracts      7,652,356      4,134,056     (4,006,827)     (41,866,922)
Unrealized appreciation (depreciation) on:
   Investments                                      34,309,109     47,914,633     28,593,934        6,595,119
   Futures contracts                                   104,645        (13,374)      (204,965)         (54,545)
Capital shares at par value of $.01                    187,257        165,625        365,357        1,188,147
Additional paid-in capital                         221,046,433    223,364,832    372,102,436    1,244,844,855
                                                  ------------   ------------   ------------   --------------
NET ASSETS                                        $264,189,239   $276,692,822   $398,492,794   $1,216,310,796
                                                  ============   ============   ============   ==============
Investments in securities, including repurchase
   agreements and securities on loan, at
   identified cost                                $296,712,175   $263,838,336   $408,055,278   $1,269,766,625
                                                  ============   ============   ============   ==============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                               $180,156,597   $203,142,589   $183,639,229   $1,079,987,083
                                                  ============   ============   ============   ==============
Shares Outstanding                                  12,762,135     12,151,601     16,829,069      105,446,973
                                                  ------------   ------------   ------------   --------------
Net asset value, offering and redemption price
   per share                                      $      14.12   $      16.72   $      10.91   $        10.24
                                                  ============   ============   ============   ==============

SERIES II SHARES:
Net Assets at value                               $ 51,449,472   $ 60,719,029   $ 37,925,377   $  133,683,286
                                                  ============   ============   ============   ==============
Shares Outstanding                                   3,655,763      3,642,988      3,486,974       13,109,009
                                                  ------------   ------------   ------------   --------------
Net asset value, offering and redemption price
   per share                                      $      14.07   $      16.67   $      10.88   $        10.20
                                                  ============   ============   ============   ==============

SERIES III SHARES:
Net Assets at value                               $  1,051,415   $    937,991   $    164,006   $    2,640,427
                                                  ============   ============   ============   ==============
Shares Outstanding                                      74,921         56,356         15,114          258,677
                                                  ------------   ------------   ------------   --------------
Net asset value, offering and redemption price
   per share                                      $      14.03   $      16.64   $      10.85   $        10.21
                                                  ============   ============   ============   ==============

SERIES NAV SHARES:
Net Assets at value                               $ 31,531,755   $ 11,893,213   $176,764,182               --
                                                  ============   ============   ============   ==============
Shares Outstanding                                   2,232,916        711,521     16,204,494               --
                                                  ------------   ------------   ------------   --------------
Net asset value, offering and redemption price
   per share                                      $      14.12   $      16.72   $      10.91               --
                                                  ============   ============   ============   ==============

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2005 (UNAUDITED)

                                                              500        INTERNATIONAL   INTERNATIONAL       BOND
                                                             INDEX        EQUITY INDEX    EQUITY INDEX       INDEX
                                                            TRUST B         TRUST A         TRUST B         TRUST B
                                                        --------------   -------------   -------------   ------------
ASSETS
Investments in securities, at value                     $1,100,828,696    $119,530,286    $259,865,777   $191,727,892
   Securities on loan, at value (Note 2)                            --              --              --     46,406,003
   Repurchase agreements, at value                              84,000              --              --             --
                                                        --------------    ------------    ------------   ------------
   TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
      accompanying Portfolio of Investments)             1,100,912,696     119,530,286     259,865,777    238,133,895
Cash                                                           232,613           2,375              --         39,625
Foreign currency                                                    --       1,519,052       1,556,716             --
Receivables:
   Forward foreign currency contracts (Note 8)                      --           4,346           8,871             --
   Investments sold                                                 --       1,957,529       1,019,119             --
   Fund shares sold                                                 --          27,113              --             --
   Variation margin for open futures contracts                      --           9,729          17,886             --
   Dividends and interest                                    1,301,245         390,785         751,398      2,072,879
   Foreign tax withholding reclaims                                 --          47,882          69,235            408
Other assets                                                    85,398         795,742       2,083,684          3,073
                                                        --------------    ------------    ------------   ------------
   TOTAL ASSETS                                          1,102,531,952     124,284,839     265,372,686    240,249,880
                                                        --------------    ------------    ------------   ------------
LIABILITIES
Payables:
   Forward foreign currency contracts (Note 8)                      --          51,379         101,496             --
   Investments purchased                                            --         450,417          59,462             --
   Fund shares redeemed                                        133,633          63,307          50,259            368
   Variation margin for open futures contracts                 135,050           1,971             165             --
   Due to custodian                                                 --              --           6,347             --
   Accrued fund administration expense                          14,750           1,593           3,621          2,833
   Other payables and accrued expenses                         221,142          34,921          37,151         26,924
   Collateral for securities lending                                --              --              --     45,796,423
                                                        --------------    ------------    ------------   ------------
   TOTAL LIABILITIES                                           504,575         603,588         258,501     45,826,548
                                                        --------------    ------------    ------------   ------------
NET ASSETS                                              $1,102,027,377    $123,681,251    $265,114,185   $194,423,332
                                                        ==============    ============    ============   ============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)              $    3,556,170    $    626,406    $  1,573,115   $  1,441,244
Accumulated undistributed net realized gain (loss) on
   investments, futures, foreign currency
   and forward foreign currency contracts                  (37,266,496)        487,208         494,549        (64,594)
Unrealized appreciation (depreciation) on:
   Investments                                              10,548,026       1,379,571       3,162,605      4,570,226
   Futures contracts                                          (196,401)         46,057          93,553             --
   Foreign currency and forward foreign currency
      contracts                                                     --         (63,407)       (121,720)            --
Capital shares at par value of $.01                            724,465          84,017         181,659        191,724
Additional paid-in capital                               1,124,661,613     121,121,399     259,730,424    188,284,732
                                                        --------------    ------------    ------------   ------------
NET ASSETS                                              $1,102,027,377    $123,681,251    $265,114,185   $194,423,332
                                                        ==============    ============    ============   ============
Investments in securities, including repurchase
   agreements and securities on loan, at
   identified cost                                      $1,090,364,670    $118,150,715    $256,703,172   $233,563,668
                                                        ==============    ============    ============   ============
Foreign currency, at identified cost                                --    $  1,524,158    $  1,570,677             --
                                                        ==============    ============    ============   ============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                                 --    $ 94,304,386              --             --
                                                        ==============    ============    ============   ============
Shares Outstanding                                                  --       6,404,916              --             --
                                                        --------------    ------------    ------------   ------------
Net asset value, offering and redemption price per
share                                                               --    $      14.72              --             --
                                                        ==============    ============    ============   ============
SERIES II SHARES:
Net Assets at value                                                 --    $ 29,376,763              --             --
                                                        ==============    ============    ============   ============
Shares Outstanding                                                  --       1,996,576              --             --
                                                        --------------    ------------    ------------   ------------
Net asset value, offering and redemption price per
share                                                               --    $      14.71              --             --
                                                        ==============    ============    ============   ============
SERIES III SHARES+:

Net Assets at value                                                 --    $        102              --             --
                                                        ==============    ============    ============   ============
Shares Outstanding                                                  --               7              --             --
                                                        --------------    ------------    ------------   ------------
Net asset value, offering and redemption price per
share                                                               --    $      14.69              --             --
                                                        ==============    ============    ============   ============
SERIES NAV SHARES:
Net Assets at value                                     $1,102,027,377              --    $265,114,185   $194,423,332
                                                        ==============    ============    ============   ============
Shares Outstanding                                          72,446,511              --      18,165,859     19,172,440
                                                        --------------    ------------    ------------   ------------
Net asset value, offering and redemption price per
share                                                   $        15.21              --    $      14.59   $      10.14
                                                        ==============    ============    ============   ============

+ Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on June 30, 2005.

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                                                  TOTAL
                                                                   SMALL CAP      MID CAP     STOCK MARKET        500
                                                                  INDEX TRUST   INDEX TRUST    INDEX TRUST    INDEX TRUST
                                                                  -----------   -----------   ------------   -------------
Investment Income:
   Interest                                                       $    79,696   $    68,036   $   107,053    $      90,125
   Dividends                                                        1,449,303     1,814,572     2,307,699       11,052,061
   Securities lending                                                  76,518        17,837        19,556           21,003
   Less: Foreign taxes withheld                                          (365)           --          (375)              --
                                                                  -----------   -----------   -----------    -------------
   Total income                                                     1,605,152     1,900,445     2,433,933       11,163,189
                                                                  -----------   -----------   -----------    -------------
Expenses:
   Investment adviser fee (Note 5)                                    485,299       516,909       580,664        2,457,668
   Distribution fee for Series I (Note 6)                             100,314       108,175       101,481          625,331
   Distribution fee for Series II (Note 6)                             78,729        90,379        57,082          216,334
   Distribution fee for Series III (Note 6)                             2,178         1,868           286            6,225
   Custodian fee                                                        9,297         9,313         9,282           61,653
   Fund administration fees (Note 5)                                    9,774        10,535         9,175           52,551
   Printing and postage fees                                           13,169        14,404        12,538           71,551
   Audit and legal fees                                                 9,298         9,558         9,131           21,186
   Registration and filing fees                                         2,660         2,857         2,494           14,783
   Trustees fees and expenses (Note 7)                                  1,682         1,807         1,695            8,852
   Transfer agent fee for Series III (Note 5)                           1,913         1,579           254            6,559
   Blue sky fees for Series III (Note 5)                                  907           789           691            1,294
   Miscellaneous                                                        3,313         7,590         7,246           22,913
                                                                  -----------   -----------   -----------    -------------
   Expenses before reductions by investment adviser                   718,533       775,763       792,019        3,566,900
   Less reductions of expenses by investment adviser (Note 5)          (2,820)       (2,368)         (945)          (7,853)
                                                                  -----------   -----------   -----------    -------------
   Total expenses                                                     715,713       773,395       791,074        3,559,047
                                                                  -----------   -----------   -----------    -------------
Net investment income (loss)                                          889,439     1,127,050     1,642,859        7,604,142
                                                                  -----------   -----------   -----------    -------------

Realized and unrealized gain (loss) on investments, futures, foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:
   Investment transactions                                          9,007,958     4,539,620    (2,526,929)      (5,197,772)
   Futures contracts                                                 (176,920)     (211,250)      (65,488)         177,038
   Foreign currency and forward foreign currency contracts                 --            --            (7)              --

Change in unrealized appreciation (depreciation) on:
   Investments                                                     (9,922,987)    4,629,622     9,416,120      (16,289,084)
   Futures contracts                                                 (260,753)      (71,628)     (360,747)        (290,274)
                                                                  -----------   -----------   -----------    -------------
   Net gain (loss) on investments, foreign currency and forward
      foreign currency contracts                                   (1,352,702)    8,886,364     6,462,949      (21,600,092)
                                                                  -----------   -----------   -----------    -------------
Net increase (decrease) in net assets resulting from operations     ($463,263)  $10,013,414   $ 8,105,808     ($13,995,950)
                                                                  ===========   ===========   ===========    =============

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                                  INTERNATIONAL   INTERNATIONAL
                                                                    500 INDEX     EQUITY INDEX     EQUITY INDEX     BOND INDEX
                                                                    TRUST B L       TRUST A *       TRUST B **      TRUST B L
                                                                  -------------   -------------   -------------   -------------
Investment Income:
   Interest                                                        $   279,101     $   28,951      $   53,950      $4,744,284
   Dividends                                                         8,243,465        816,352       1,862,933              --
   Securities lending                                                      109         19,702          36,038          16,910
   Less: Foreign taxes withheld                                             --        (95,994)       (230,967)             --
                                                                   -----------     ----------      ----------      ----------
   Total income                                                      8,522,675        769,011       1,721,954       4,761,194
                                                                   -----------     ----------      ----------      ----------

Expenses:
   Investment adviser fee (Note 5)                                   1,203,344        112,089         235,045         242,320
   Distribution fee for Series I (Note 6)                                   --          7,792              --              --
   Distribution fee for Series II (Note 6)                                  --         12,127              --              --
   Distribution fee for Series III (Note 6)                                 --            338              --              --
   Custodian fee                                                       104,236          4,638           3,235          57,078
   Fund administration fees (Note 5)                                    14,555          1,593           3,621           2,833
   Printing and postage fees                                            50,461          1,394           3,135           9,329
   Audit and legal fees                                                 31,434          3,846           3,829           6,192
   Registration and filing fees                                         41,972            570           1,290             990
   Trustees fees and expenses (Note 7)                                  11,783            347             783           2,148
   Blue sky fees for Series III (Note 5)                                    --            947              --              --
   Miscellaneous                                                        24,879          1,440           2,307           4,163
                                                                   -----------     ----------      ----------      ----------
   Expenses before reductions by investment adviser                  1,482,664        147,121         253,245         325,053
   Less reductions of expenses by investment adviser (Note 5)         (466,516)        (4,516)       (104,406)        (87,064)
                                                                   -----------     ----------      ----------      ----------
   Total expenses                                                    1,016,148        142,605         148,839         237,989
                                                                   -----------     ----------      ----------      ----------

NET INVESTMENT INCOME (LOSS)                                         7,506,527        626,406       1,573,115       4,523,205
                                                                   -----------     ----------      ----------      ----------

Realized and unrealized gain (loss) on investments, futures, foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:
   Investment transactions                                          (3,246,509)       (24,816)       (162,920)        (38,914)
   Futures contracts                                                   (82,976)       336,121         698,286              --
   Foreign currency and forward foreign currency contracts                  --        175,903         (40,817)             --
Change in unrealized appreciation (depreciation) on:
   Investments                                                      (2,339,573)     1,468,369       3,162,605         355,619
   Futures contracts                                                  (759,738)        46,057          93,553              --
   Translation of foreign currency and forward foreign currency
      contracts                                                             --        (63,407)       (121,720)             --
                                                                   -----------     ----------      ----------      ----------
   Net gain (loss) on investments, foreign currency and forward
      foreign currency contracts                                    (6,428,796)     1,938,227       3,628,987         316,705
                                                                   -----------     ----------      ----------      ----------
Net increase (decrease) in net assets resulting from operations    $ 1,077,731     $2,564,633      $5,202,102      $4,839,910
                                                                   ===========     ==========      ==========      ==========

* After the close of business on April 29, 2005, International Equity Index Trust, formerly a series of John Hancock Variable Series Trust, reorganized into two separate portfolios of John Hancock Trust, International Equity Index Trust A and International Equity Index Trust B. See also Note 1 to the financial statements.

**   For the period May 2, 2005 (commencement of operations) to June 30, 2005.

L Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29, 2005, a reorganization of the JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

    The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                     SMALL CAP                      MID CAP                     TOTAL STOCK
                                                       INDEX                         INDEX                      MARKET INDEX
                                                       TRUST                         TRUST                         TRUST
                                            ---------------------------   ---------------------------   ---------------------------
                                             SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                                ENDED          YEAR           ENDED          YEAR           ENDED          YEAR
                                              6/30/2005        ENDED        6/30/2005        ENDED        6/30/2005        ENDED
                                             (UNAUDITED)    12/31/2004     (UNAUDITED)    12/31/2004     (UNAUDITED)    12/31/2004
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                $    889,439   $  1,288,226   $  1,127,050   $  1,242,290   $  1,642,859   $  2,337,789
Net realized gain (loss) on:
   Investment transactions                     9,007,958      9,542,799      4,539,620      8,351,958     (2,526,929)       793,307
   Futures contracts                            (176,920)     1,866,012       (211,250)       219,001        (65,488)       675,337
   Foreign currency and forward foreign
      currency contracts                              --             --             --             --             (7)            --
Change in unrealized appreciation
   (depreciation) on:
   Investments                                (9,922,987)    20,264,259      4,629,622     22,939,336      9,416,120     17,710,043
   Futures contracts                            (260,753)      (286,769)       (71,628)        (9,938)      (360,747)       (83,680)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
   resulting from operations                    (463,263)    32,674,527     10,013,414     32,742,647      8,105,808     21,432,796
Distribution to shareholders from:
   Net investment income
      Series I                                  (951,197)      (499,238)    (1,011,604)      (605,666)    (1,971,763)      (920,082)
      Series II                                 (179,108)      (108,693)      (199,708)      (153,130)      (331,096)      (188,212)
      Series III                                  (5,512)          (341)        (4,013)            (4)        (1,825)           (12)
   Net realized short term gains on
      investments, futures, and foreign
      currency transactions
      Series I                                (1,058,583)            --     (1,094,317)      (202,216)            --             --
      Series II                                 (303,642)            --       (331,019)       (63,395)            --             --
      Series III                                  (6,256)            --         (4,450)            (1)            --             --
   Net realized long term gains on
      investments, futures, and foreign
      currency transactions
      Series I                                (5,371,398)            --     (5,511,705)            --             --             --
      Series II                               (1,540,725)            --     (1,667,234)            --             --             --
      Series III                                 (31,742)            --        (22,414)            --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Total distributions                        (9,448,163)      (608,272)    (9,846,464)    (1,024,412)    (2,304,684)    (1,108,306)
Capital Shares Transactions (Note 3):
   Series I
      Net proceeds from sales of shares       13,292,912     41,976,936     17,795,789     31,645,474     13,455,675     35,388,872
      Reinvestment of distributions            7,381,178        499,238      7,617,626        807,882      1,971,763        920,082
      Cost of shares redeemed                 (9,949,218)   (24,414,683)    (9,039,977)   (14,572,348     (5,028,360)   (11,728,253)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Total Series I transactions                10,724,872     18,061,491     16,373,438     17,881,008     10,399,078     24,580,701
   Series II
      Net proceeds from sales of shares        4,332,749     17,927,351      4,505,521     15,063,502      3,982,521     10,821,292
      Reinvestment of distributions            2,023,475        108,693      2,197,961        216,525        331,096        188,212
      Cost of shares redeemed                 (5,916,209)    (9,858,507)    (5,011,355)    (6,257,423)    (2,873,912)    (7,403,074)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Total Series II transactions                  440,015      8,177,537      1,692,127      9,022,604      1,439,705      3,606,430
   Series III
      Net proceeds from sales of shares          277,964        968,597        208,547        789,193        158,799         24,833
      Reinvestment of distributions               43,510            341         30,877              5          1,825             12
      Cost of shares redeemed                   (221,740)       (72,345)      (151,805)       (27,029)       (21,767)        (1,959)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Total Series III transactions                  99,734        896,593         87,619        762,169        138,857         22,886
   Series NAV
      Net proceeds from sales of shares       29,150,036             --     11,745,240             --    183,273,163             --
      Reinvestment of distributions                   --             --             --             --             --             --
      Cost of shares redeemed                   (591,024)            --       (669,173)            --    (15,030,643)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Total Series NAV transactions              28,559,012             --     11,076,067             --    168,242,520             --
Net increase (decrease) in net assets
   from capital share transactions            39,823,633     27,135,621     29,229,251     27,665,781    180,220,160     28,210,017
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets             29,912,207     59,201,876     29,396,201     59,384,016    186,021,284     48,534,507
Net assets at beginning of period            234,277,032    175,075,156    247,296,621    187,912,605    212,471,510    163,937,003
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                 $264,189,239   $234,277,032   $276,692,822   $247,296,621   $398,492,794   $212,471,510
                                            ============   ============   ============   ============   ============   ============
Undistributed net investment income
   (loss)                                   $    889,439   $  1,135,817   $  1,127,050   $  1,215,325   $  1,642,859   $  2,304,684
                                            ============   ============   ============   ============   ============   ============

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           500                               500
                                                                          INDEX                             INDEX
                                                                          TRUST                           TRUST B L
                                                             -------------------------------   ------------------------------
                                                               SIX MONTHS                        SIX MONTHS
                                                                  ENDED            YEAR             ENDED            YEAR
                                                                6/30/2005          ENDED          6/30/2005         ENDED
                                                               (UNAUDITED)      12/31/2004       (UNAUDITED)      12/31/2004
                                                             --------------   --------------   --------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                 $    7,604,142   $   16,899,873   $    7,506,527   $  13,390,374
Net realized gain (loss) on:
   Investment transactions                                       (5,197,772)       1,697,364       (3,246,509)       (844,157)
   Futures contracts                                                177,038        1,392,123          (82,976)             --
   Foreign currency and forward foreign currency contracts               --               --               --              --
Change in unrealized appreciation (depreciation) on:
   Investments                                                  (16,289,084)      96,651,649       (2,339,573)     67,214,441
   Futures contracts                                               (290,274)        (281,346)        (759,738)             --
   Foreign currency and forward foreign currency contracts               --               --               --              --
                                                             --------------   --------------   --------------   -------------
Net increase (decrease) in net assets resulting from
   operations                                                   (13,995,950)     116,359,663        1,077,731      79,760,658
Distribution to shareholders from:
   Net investment income
      Series I                                                  (16,877,805)      (9,474,551)              --              --
      Series II                                                  (1,895,421)      (1,050,941)              --              --
      Series III                                                    (40,051)          (3,344)              --              --
      Series NAV                                                         --               --       (3,950,357)    (13,388,935)
                                                             --------------   --------------   --------------   -------------
   Total distributions                                          (18,813,277)     (10,528,836)      (3,950,357)    (13,388,935)
Capital Shares Transactions (Note 3):
   Series I
      Net proceeds from sales of shares                          17,477,849       86,324,362               --              --
      Reinvestment of distributions                              16,877,805        9,474,551               --              --
      Cost of shares redeemed                                   (40,254,904)     (55,177,077)              --              --
      Proceeds from shares issued in connection with
      reorganizations (Note 1)                                           --               --               --              --
                                                             --------------   --------------   --------------   -------------
   Total Series I transactions                                   (5,899,250)      40,621,836               --              --

   Series II
      Net proceeds from sales of shares                           9,099,398       27,667,651               --              --
      Reinvestment of distributions                               1,895,421        1,050,941               --              --
      Cost of shares redeemed                                   (19,352,343)     (10,512,050)              --              --
      Proceeds from shares issued in connection with
      reorganizations (Note 1)                                           --               --               --              --
                                                             --------------   --------------   --------------   -------------
   Total Series II transactions                                  (8,357,524)      18,206,542               --              --

   Series III
      Net proceeds from sales of shares                             300,578        3,206,766               --              --
      Reinvestment of distributions                                  40,051            3,344               --              --
      Cost of shares redeemed                                      (314,858)        (725,117)              --              --
      Proceeds from shares issued in connection with
      reorganizations (Note 1)                                           --               --               --              --
                                                             --------------   --------------   --------------   -------------
   Total Series III transactions                                     25,771        2,484,993               --              --

   Series NAV
      Net proceeds from sales of shares                                  --               --      238,312,001     263,004,352
      Reinvestment of distributions                                      --               --        3,950,357      13,388,935
      Cost of shares redeemed                                            --               --      (54,463,466)   (182,697,900)
      Proceeds from shares issued in connection with
      reorganizations (Note 1)                                           --               --       75,352,549              --
                                                             --------------   --------------   --------------   -------------
   Total Series NAV transactions                                         --               --      263,151,441      93,695,387
Net increase (decrease) in net assets from capital
   share transactions                                           (14,231,003)      61,313,371      263,151,441      93,695,387
                                                             --------------   --------------   --------------   -------------
Increase (decrease) in net assets                               (47,040,230)     167,144,198      260,278,815     160,067,110
Net assets at beginning of period                             1,263,351,026    1,096,206,828      841,748,562     681,681,452
                                                             --------------   --------------   --------------   -------------
Net assets at end of period                                  $1,216,310,796   $1,263,351,026   $1,102,027,377   $ 841,748,562
                                                             ==============   ==============   ==============   =============
Undistributed net investment income (loss)                   $    5,604,142   $   16,813,277   $    3,556,170              --
                                                             ==============   ==============   ==============   =============

L Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29, 2005, a reorganization of the JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

*    Commencement of operations

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                       INTERNATIONAL   INTERNATIONAL   INTERNATIONAL   INTERNATIONAL
                                                        EQUITY INDEX    EQUITY INDEX    EQUITY INDEX    EQUITY INDEX
                                                         TRUST A *       TRUST B *        TRUST @         TRUST L
                                                       -------------   -------------   -------------   -------------
                                                        SIX MONTHS      5/2/2005**       1/1/2005
                                                          ENDED             TO              TO            YEAR
                                                        6/30/2005       6/30/2005       4/29/2005         ENDED
                                                       (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     12/31/2004
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                           $    626,406    $  1,573,115    $  3,082,000    $  4,243,000
Net realized gain (loss) on:
Investment transactions                                     (24,816)       (162,920)      4,634,000       4,913,000
Futures contracts                                           336,121         698,286           1,000          10,000
Foreign currency and forward foreign currency
   contracts                                                175,903         (40,817)       (364,000)        473,000
Change in unrealized appreciation
   (depreciation) on:
Investments                                               1,468,369       3,162,605     (13,649,000)     39,327,000
Futures contracts                                            46,057          93,553        (548,000)        127,000
Foreign currency and forward foreign currency
   contracts                                                (63,407)       (121,720)         36,000         (52,000)
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
   resulting from operations                              2,564,633       5,202,102      (6,808,000)     49,041,000
Distribution to shareholders from:

Net investment income
   Series I                                                      --              --        (846,000)       (354,000)
   Series II                                                     --              --        (213,000)        (87,000)
   Series III                                                    --              --              --              --
   Series NAV                                                    --              --      (2,680,000)     (3,802,000)
Net realized short term gains on investments,
   futures, and foreign currency transactions
   Series NAV                                                    --              --              --              --
Net realized long term gains on investments,
   futures, and foreign currency transactions
   Series I                                                      --              --      (8,130,000)             --
   Series II                                                     --              --      (2,425,000)             --
   Series NAV                                                    --              --     (19,509,000)             --
Return of capital
   Series NAV                                                    --              --              --              --
                                                       ------------    ------------    ------------    ------------
Total distributions                                              --              --     (33,803,000)     (4,243,000)
Capital Shares Transactions (Note 4) :
   Series I
      Net proceeds from sales of shares                   4,238,948              --      18,624,000      46,472,000
      Reinvestment of distributions                              --              --       8,976,000         354,000
      Cost of shares redeemed                            (1,851,856)             --      (4,159,000)     (6,327,000)
      Proceeds from shares issued in connection with
         reorganizations (Note 1)                        89,961,587#             --              --      24,566,000
                                                       ------------    ------------    ------------    ------------
      Total Series I transactions                        92,348,679              --      23,441,000      65,065,000

   Series II
      Net proceeds from sales of shares                   3,490,786              --       3,948,000       4,516,000
      Reinvestment of distributions                              --              --       2,638,000          87,000
      Cost of shares redeemed                            (1,530,975)             --      (2,241,000)     (3,099,000)
      Proceeds from shares issued in connection with
         reorganizations (Note 1)                        26,808,028#             --              --      20,531,000
                                                       ------------    ------------    ------------    ------------
      Total Series II transactions                       28,767,839              --       4,345,000      22,035,000

   Series III
      Net proceeds from sales of shares                         100              --              --              --
                                                       ------------    ------------    ------------    ------------
   Total Series III transactions                                100              --              --              --

   Series NAV
      Net proceeds from sales of shares                          --      50,373,379      25,595,000      35,226,000
      Reinvestment of distributions                              --              --      22,189,000       3,802,000
      Cost of shares redeemed                                    --      (5,098,915)     (6,113,000)    (27,401,000)
      Proceeds from shares issued in connection with
         reorganizations (Note 1)                                --     214,637,619#             --              --
                                                       ------------    ------------    ------------    ------------
   Total Series NAV transactions                                 --     259,912,083      41,671,000      11,627,000
Net increase (decrease) in net assets from
   capital share transactions                           121,116,618     259,912,083      69,457,000      98,727,000
                                                       ------------    ------------    ------------    ------------
Increase (decrease) in net assets                       123,681,251     265,114,185      28,846,000     143,525,000
Net assets at beginning of period                                --#             --#    302,561,000     159,036,000
                                                       ------------    ------------    ------------    ------------
Net assets at end of period                            $123,681,251    $265,114,185    $331,407,000    $302,561,000
                                                       ============    ============    ============    ============
Undistributed net investment income (loss)             $    626,406    $  1,573,115       ($365,000)   $    292,000
                                                       ============    ============    ============    ============

                                                                  BOND
                                                                  INDEX
                                                                TRUST B L
                                                       ---------------------------
                                                        SIX MONTHS
                                                          ENDED          YEAR
                                                        6/30/2005        ENDED
                                                       (UNAUDITED)    12/31/2004
                                                       ------------   ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                           $  4,523,205   $  9,240,529
Net realized gain (loss) on:
Investment transactions                                     (38,914)       382,783
Futures contracts                                                --             --
Foreign currency and forward foreign currency
   contracts                                                     --             --
Change in unrealized appreciation
   (depreciation) on:
Investments                                                 355,619     (1,593,573)
Futures contracts                                                --             --
Foreign currency and forward foreign currency
   contracts                                                     --             --
                                                       ------------   ------------
Net increase (decrease) in net assets
   resulting from operations                              4,839,910      8,029,739
Distribution to shareholders from:

Net investment income
   Series I                                                      --             --
   Series II                                                     --             --
   Series III                                                    --             --
   Series NAV                                            (3,081,961)    (9,237,116)
Net realized short term gains on investments,
   futures, and foreign currency transactions
   Series NAV                                                    --       (336,629)
Net realized long term gains on investments,
   futures, and foreign currency transactions
   Series I                                                      --             --
   Series II                                                     --             --
   Series NAV                                                    --             --
Return of capital
   Series NAV                                                    --        (91,019)
                                                       ------------   ------------
Total distributions                                      (3,081,961)    (9,664,764)
Capital Shares Transactions (Note 4) :
   Series I
      Net proceeds from sales of shares                          --             --
      Reinvestment of distributions                              --             --
      Cost of shares redeemed                                    --             --
      Proceeds from shares issued in connection with
         reorganizations (Note 1)                                --             --
                                                       ------------   ------------
      Total Series I transactions                                --             --

   Series II
      Net proceeds from sales of shares                          --             --
      Reinvestment of distributions                              --             --
      Cost of shares redeemed                                    --             --
      Proceeds from shares issued in connection with
         reorganizations (Note 1)                                --             --
                                                       ------------   ------------
      Total Series II transactions                               --             --

   Series III
      Net proceeds from sales of shares                          --             --
                                                       ------------   ------------
   Total Series III transactions                                 --             --

   Series NAV
      Net proceeds from sales of shares                  11,366,654     39,016,770
      Reinvestment of distributions                       3,081,961      9,664,764
      Cost of shares redeemed                           (23,718,514)   (60,771,833)
      Proceeds from shares issued in connection with
         reorganizations (Note 1)                                --             --
                                                       ------------   ------------
   Total Series NAV transactions                         (9,269,899)   (12,090,299)
Net increase (decrease) in net assets from
   capital share transactions                            (9,269,899)   (12,090,299)
                                                       ------------   ------------
Increase (decrease) in net assets                        (7,511,950)   (13,725,324)
Net assets at beginning of period                       201,935,282    215,660,606
                                                       ------------   ------------
Net assets at end of period                            $194,423,332   $201,935,282
                                                       ============   ============
Undistributed net investment income (loss)             $  1,441,244             --
                                                       ============   ============

* After the close of business on April 29, 2005, International Equity Index Trust, formerly a series of John Hancock Variable Series Trust, reorganized into two separate portfolios of John Hancock Trust, International Equity Index Trust A and International Equity Index Trust B. See also Note 1 to the financial statements.

**   Commencement of operations

@ A reorganization of the International Equity Index Trust, formerly a series of John Hancock Variable Series Trust, occurred after the close of business on April 29, 2005. The net assets of the Trust were transferred to International Equity Index Trust A and International Equity Index Trust B. See also Note 1 to the financial statements.

L Former John Hancock Variable Series Trust I ("JHVST") Portfolio. On April 29, 2005, a reorganization of the JHVST occurred, providing for the combination of certain JHVST portfolios into certain John Hancock Trust portfolios.

# A reorganization of the International Equity Index Trust, formerly a series of John Hancock Variable Series Trust, occurred after the close of business on April 29, 2005. All capital and shares were transferred to International Equity Index Trust A and International Equity Index Trust B. See also Note 1 to the financial statements.

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                         NET REALIZED
                                                        AND UNREALIZED
                                                        GAIN (LOSS) ON                                                          NET
                                 NET ASSET      NET       INVESTMENTS                DIVIDENDS                                 ASSET
            YEAR OR                VALUE,   INVESTMENT    AND FOREIGN   TOTAL FROM   FROM NET   DISTRIBUTIONS                 VALUE,
            PERIOD               BEGINNING    INCOME       CURRENCY     INVESTMENT  INVESTMENT   FROM CAPITAL      TOTAL      END OF
             ENDED               OF PERIOD    (LOSS)     TRANSACTIONS   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS  PERIOD
-------------------------------  ---------  ----------  --------------  ----------  ----------  -------------  -------------  ------
SMALL CAP INDEX TRUST@
   SERIES I
      6/30/2005 (Unaudited)        $14.97      $0.05        ($0.30)      ($0.25)      ($0.08)      ($0.52)         ($0.60)    $14.12
      12/31/2004                    12.80       0.09          2.12         2.21        (0.04)          --           (0.04)     14.97
      12/31/2003                     8.78       0.06          3.96         4.02           --           --              --      12.80
      12/31/2002                    11.28       0.10         (2.52)       (2.42)       (0.08)          --           (0.08)      8.78
      12/31/2001                    11.29       0.20         (0.03)        0.17        (0.18)          --           (0.18)     11.28
      05/1/2000* to 12/31/2000      12.50       0.46         (1.26)       (0.80)       (0.41)          --           (0.41)     11.29
   SERIES II
      6/30/2005 (Unaudited)         14.91       0.04         (0.31)       (0.27)       (0.05)       (0.52)          (0.57)     14.07
      12/31/2004                    12.76       0.07          2.11         2.18        (0.03)          --           (0.03)     14.91
      12/31/2003                     8.78       0.04          3.94         3.98           --           --              --      12.76
      1/28/2002* to 12/31/2002      11.07       0.07         (2.28)       (2.21)       (0.08)          --           (0.08)      8.78
   SERIES III
      6/30/2005 (Unaudited)         14.91       0.03         (0.31)       (0.28)       (0.08)       (0.52)          (0.60)     14.03
      12/31/2004                    12.80       0.08          2.08         2.16        (0.05)          --           (0.05)     14.91
      09/05/2003* to 12/31/2003     11.77       0.01          1.02         1.03           --           --              --      12.80
   SERIES NAV
      04/29/2005* to 6/30/2005
         (Unaudited)                12.77       0.03          1.32         1.35           --           --              --      14.12

MID CAP INDEX TRUST@
   SERIES I
      6/30/2005 (Unaudited)        $16.78      $0.08        $ 0.52       $ 0.60       ($0.09)      ($0.57)         ($0.66)    $16.72
      12/31/2004                    14.56       0.09          2.21         2.30        (0.06)       (0.02)          (0.08)     16.78
      12/31/2003                    10.82       0.08          3.66         3.74           --           --              --      14.56
      12/31/2002                    12.82       0.07         (2.01)       (1.94)       (0.06)          --           (0.06)     10.82
      12/31/2001                    13.11       0.11         (0.32)       (0.21)       (0.08)          --           (0.08)     12.82
      05/1/2000* to 12/31/2000      12.50       0.10          0.77         0.87        (0.08)       (0.18)          (0.26)     13.11
   SERIES II
      6/30/2005 (Unaudited)         16.72       0.06          0.52         0.58        (0.06)       (0.57)          (0.63)     16.67
      12/31/2004                    14.52       0.06          2.21         2.27        (0.05)       (0.02)          (0.07)     16.72
      12/31/2003                    10.81       0.05          3.66         3.71           --           --              --      14.52
      01/28/2002* to 12/31/2002     12.80       0.05         (1.98)       (1.93)       (0.06)          --           (0.06)     10.81
   SERIES III
      6/30/2005 (Unaudited)         16.74       0.05          0.51         0.56        (0.09)       (0.57)          (0.66)     16.64
      12/31/2004                    14.56       0.04          2.23         2.27        (0.07)       (0.02)          (0.09)     16.74
      09/05/2003* to 12/31/2003     13.31       0.04          1.21         1.25           --           --              --      14.56
   SERIES NAV
      04/29/2005* to 6/30/2005
         (Unaudited)                15.40       0.02          1.30         1.32           --           --              --      16.72

TOTAL STOCK MARKET INDEX TRUST@
   SERIES I
      6/30/2005 (Unaudited)        $11.06      $0.06        ($0.09)      ($0.03)      ($0.12)          --          ($0.12)    $10.91
      12/31/2004                     9.96       0.13          1.03         1.16        (0.06)          --           (0.06)     11.06
      12/31/2003                     7.63       0.09          2.24         2.33           --           --              --       9.96
      12/31/2002                     9.79       0.08         (2.16)       (2.08)       (0.08)          --           (0.08)      7.63
      12/31/2001                    11.14       0.09         (1.36)       (1.27)       (0.08)          --           (0.08)      9.79
      05/1/2000* to 12/31/2000      12.50       0.08         (1.33)       (1.25)       (0.06)      ($0.05)          (0.11)     11.14
   SERIES II
      6/30/2005 (Unaudited)         11.02       0.05         (0.09)       (0.04)       (0.10)          --           (0.10)     10.88
      12/31/2004                     9.93       0.11          1.04         1.15        (0.06)          --           (0.06)     11.02
      12/31/2003                     7.62       0.07          2.24         2.31           --           --              --       9.93
      01/28/2002* to 12/31/2002      9.67       0.07         (2.04)       (1.97)       (0.08)          --           (0.08)      7.62
   SERIES III
      6/30/2005 (Unaudited)         11.03       0.05         (0.10)       (0.05)       (0.13)          --           (0.13)     10.85
      12/31/2004                     9.96       0.14          1.00         1.14        (0.07)          --           (0.07)     11.03
      09/05/2003* to 12/31/2003      9.17       0.03          0.76         0.79           --           --              --       9.96
   SERIES NAV
      04/29/2005* to 6/30/2005
      (Unaudited)                   10.41       0.03          0.47         0.50           --           --              --      10.91

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                            RATIO OF
                                            EXPENSES       RATIO OF
               NET ASSETS     RATIO OF     TO AVERAGE    INVESTMENT
                 END OF       EXPENSES     NET ASSETS   INCOME (LOSS)  PORTFOLIO
 TOTAL           PERIOD      TO AVERAGE  AFTER EXPENSE    TO AVERAGE   TURNOVER
RETURN           (000'S)     NET ASSETS    REDUCTIONS    NET ASSETS      RATE++
------         ----------    ----------  -------------  -------------  ---------


 (1.48%)+       $180,157       0.57% (a)   0.57% (a)      0.79% (a)      26% +
 17.33           179,369       0.57        0.57           0.69           26
 45.79           136,719       0.58        0.58           0.61           36
(21.47)           59,161       0.59        0.59           1.05           57
  1.50            50,280       0.60        0.60           1.87           32
 (6.38) +         34,825       0.65 (a)    0.60 (a)       5.63 (a)        1 +

 (1.61) +         51,449       0.77 (a)    0.77 (a)       0.59 (a)       26 +
 17.13            53,902       0.77        0.77           0.49           26
 45.33            38,350       0.78        0.78           0.39           36
(19.95) +          9,714       0.79 (a)    0.79 (a)       0.87 (a)       57 +

 (1.71) + (b)      1,051       1.52 (a)    0.92 (a)       0.46 (a)       26 +
 16.94 (b)         1,007       2.42        0.92           0.63           26
  8.75 + (b)           6      16.49 (a)    0.93 (a)       0.18 (a)       36 +

 10.57 +          31,532       0.52 (a)    0.52 (a)       1.14 (a)       26 +




  3.77% +       $203,143       0.57%(a)    0.57% (a)      0.96% (a)       8% +
 15.83           187,242       0.57        0.57           0.63           16
 34.57           145,255       0.58        0.58           0.62            8
(15.16)           87,282       0.58        0.58           0.58           20
 (1.73)           58,197       0.60        0.60           0.85           19
  7.15 + (b)      32,007       0.69 (a)    0.60 (a)       1.17 (a)       49

  3.65 +          60,719       0.77 (a)    0.77 (a)       0.75 (a)        8 +
 15.65            59,204       0.77        0.77           0.43           16
 34.32            42,657       0.78        0.78           0.42            8
(15.07) +         12,810       0.78 (a)    0.78 (a)       0.42 (a)       20

  3.52 + (b)         938       1.51 (a)    0.92 (a)       0.59 (a)        8 +
 15.66 (b)           851       1.67        0.92           0.29           16
  9.39 + (b)          -- ##  128.76 (a)    0.93 (a)       0.88 (a)        8

  8.57 +          11,893       0.52 (a)    0.52 (a)       0.81 (a)        8 +




 (0.25%) +      $183,639       0.57% (a)   0.57% (a)      1.18% (a)      15% +
 11.74           175,498       0.57        0.57           1.30            5
 30.54           133,964       0.58        0.58           1.05            6
(21.29)           59,970       0.59        0.59           0.96            4
(11.41)           73,657       0.59        0.59           0.93            5
(10.04) + (b)     56,390       0.62 (a)    0.60 (a)       0.93 (a)       16

 (0.36) +         37,925       0.77 (a)    0.77 (a)       0.98 (a)       15 +
 11.60            36,948       0.77        0.77           1.08            5
 30.31            29,972       0.78        0.78           0.86            6
(20.36) +          6,163       0.79 (a)    0.79 (a)       0.98 (a)        4

 (0.42) + (b)        164       2.43 (a)    0.92 (a)       0.86 (a)       15 +
 11.55 (b)            25      14.20        0.92           1.41            5
  8.62 + (b)           1     122.81 (a)    0.93 (a)       0.96 (a)        6

  4.80 +         176,764       0.52 (a)    0.52 (a)       1.42 (a)       15 +

@    Net investment income has been calculated using the average shares method.

*    Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+    Not Annualized

#    Amount is less than $.01 per share.

##   Amount is less than $1,000

(a)  Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

     The accompanying notes are an integral part of the financial statements

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                            NET REALIZED
                                                           AND UNREALIZED
                                                           GAIN (LOSS) ON
                                  NET ASSET       NET        INVESTMENTS
            YEAR OR                 VALUE,    INVESTMENT     AND FOREIGN    TOTAL FROM
             PERIOD               BEGINNING     INCOME        CURRENCY      INVESTMENT
             ENDED                OF PERIOD      (LOSS)     TRANSACTIONS    OPERATIONS
-------------------------------   ---------   ----------   --------------   ----------
500 INDEX TRUST@
   SERIES I
      6/30/2005 (Unaudited)         $10.52      $ 0.06       ($0.18)          ($0.12)
      12/31/2004                      9.63        0.14         0.84             0.98
      12/31/2003                      7.60        0.10         2.01             2.11
      12/31/2002                      9.81        0.09        (2.30)           (2.21)
      12/31/2001                     11.28        0.09        (1.48)           (1.39)
05/1/2000* to 12/31/2000             12.50        0.09        (1.29)           (1.20)
   SERIES II
      6/30/2005 (Unaudited)          10.46        0.05        (0.17)           (0.12)
      12/31/2004                      9.59        0.13         0.82             0.95
      12/31/2003                      7.59        0.09         1.99             2.08
      1/28/2002* to 12/31/2002        9.68        0.08        (2.17)           (2.09)
   SERIES III
      6/30/2005 (Unaudited)          10.49        0.05        (0.18)           (0.13)
      12/31/2004                      9.63        0.14         0.82             0.96
      09/05/2003* to 12/31/2003       8.87        0.03         0.73             0.76

500 INDEX TRUST B
   SERIES NAV
      6/30/2005 (Unaudited)@        $15.42      $ 0.12       ($0.26)          ($0.14)
      12/31/2004@@                   14.18        0.27         1.23 (l)         1.50
      12/31/2003@@                   11.36        0.20         3.00 (l)         3.20
      12/31/2002@@                   14.85        0.16        (3.48)(l)        (3.32)
      12/31/2001@@                   17.64        0.19        (2.30)(l)        (2.11)
      12/31/2000@@                   20.46        0.22        (2.09)(l)        (1.87)

INTERNATIONAL EQUITY INDEX
   TRUST A
   SERIES I
      01/01/2005 to 6/30/2005
         (Unaudited)@ ****          $16.33      $ 0.22       ($0.24)          ($0.02)
      05/03/2004* to 12/31/2004
         @@ (n)                      13.89        0.13         2.41 (l)         2.54
   SERIES II
      01/01/2005 to 6/30/2005
         (Unaudited)@ ****           16.31        0.21        (0.24)           (0.03)
      05/03/2004* to 12/31/2004
         @@ (n)                      13.89        0.12         2.40 (l)         2.52
   SERIES III
      4/29/2005*** to 6/30/2005
         (Unaudited)@                14.39        0.08         0.22             0.30

INTERNATIONAL EQUITY INDEX
   TRUST B
   SERIES NAV
      4/29/2005*** to 6/30/2005
         (Unaudited)@               $14.31      $ 0.09       $ 0.19           $ 0.28
      01/01/2005 to 4/29/2005
         (Unaudited)@@ **            16.25        0.11        (0.41)           (0.30)
      12/31/2004 (f) @@ (n)          13.82        0.31         2.44 (l)         2.75
      12/31/2003 (g) @@ (n)          10.05        0.24         3.91 (l)         4.15
      12/31/2002 @@ (n)              12.07        0.21        (2.02)(l)        (1.81)
      12/31/2001 @@ (n)              15.39        0.22        (3.32)(l)        (3.10)
      12/31/2000 @@ (n)              19.64        0.23        (3.64)(l)        (3.41)

BOND INDEX TRUST B
   SERIES NAV
      6/30/2005 (Unaudited)@        $10.05      $ 0.23       $ 0.02           $ 0.25
      12/31/2004@@                   10.13        0.46        (0.06)(l)         0.40
      12/31/2003@@ (k)               10.30        0.48        (0.12)(l)         0.36
      12/31/2002@@ (k)                9.89        0.54         0.42 (l)         0.96
      12/31/2001@@                    9.74        0.57         0.17 (l)         0.74
      12/31/2000@@                    9.32        0.62         0.43 (l)         1.05




 DIVIDENDS                                                  NET ASSET
 FROM NET    DISTRIBUTIONS   DISTRIBUTIONS                    VALUE,
INVESTMENT    FROM CAPITAL    FROM CAPITAL       TOTAL        END OF
  INCOME         GAINS          PAID-IN      DISTRIBUTION     PERIOD
----------   -------------   -------------   ------------   ---------


  ($0.16)           --             --           ($0.16)       $10.24
   (0.09)           --             --            (0.09)        10.52
   (0.08)           --             --            (0.08)         9.63
      --#           --             --               --#         7.60
   (0.08)           --             --            (0.08)         9.81
   (0.02)           --             --            (0.02)        11.28

   (0.14)           --             --            (0.14)        10.20
   (0.08)           --             --            (0.08)        10.46
   (0.08)           --             --            (0.08)         9.59
      --#           --             --               --#         7.59

   (0.15)           --             --            (0.15)        10.21
   (0.10)           --             --            (0.10)        10.49
      --            --             --               --          9.63



  ($0.07)           --             --           ($0.07)       $15.21
   (0.26)           --             --            (0.26)        15.42
   (0.37)           --         ($0.01)           (0.38)        14.18
   (0.11)       ($0.06)            --            (0.17)        11.36
   (0.19)        (0.49)            --            (0.68)        14.85
   (0.22)        (0.72)         (0.01)           (0.95)        17.64





  ($0.15)       ($1.44)            --           ($1.59)       $14.72

   (0.10)           --             --            (0.10)        16.33


   (0.13)        (1.44)            --            (1.57)        14.71

   (0.10)           --             --            (0.10)        16.31


      --            --             --               --         14.69





      --            --             --               --        $14.59

  ($0.20)       ($1.44)            --           ($1.64)        14.31
   (0.32)           --             --            (0.32)        16.25
   (0.34)           --         ($0.04)           (0.38)        13.82
   (0.21)           --             --            (0.21)        10.05
   (0.17)           --          (0.05)           (0.22)        12.07
   (0.18)        (0.59)         (0.07)           (0.84)        15.39



  ($0.16)           --             --           ($0.16)       $10.14
   (0.46)       ($0.02)            -- (j)        (0.48)        10.05
   (0.45)        (0.05)        ($0.03)           (0.53)        10.13
   (0.53)        (0.01)         (0.01)           (0.55)        10.30
   (0.58)        (0.01)            --            (0.59)         9.89
   (0.63)           --             --            (0.63)         9.74

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                            RATIO OF
                                            EXPENSES      RATIO OF NET
                NET ASSETS    RATIO OF     TO AVERAGE      INVESTMENT
                  END OF      EXPENSES     NET ASSETS     INCOME (LOSS)   PORTFOLIO
  TOTAL           PERIOD     TO AVERAGE   AFTER EXPENSE    TO AVERAGE      TURNOVER
 RETURN           (000'S)    NET ASSETS    REDUCTIONS      NET ASSETS       RATE++
-------         ----------   ----------   -------------   -------------   ---------
  (1.12%)+      $1,079,987    0.56%(a)       0.56%(a)        1.28%(a)       3%+
  10.26          1,114,876    0.56           0.56            1.47           4
  28.01            980,366    0.57           0.57            1.22           1
 (22.53)           678,414    0.57           0.57            1.05           6
 (12.37)           772,559    0.57           0.57            0.84           1
  (9.57) +         680,264    0.55(a)        0.55(a)         1.08(a)        6

  (1.12) +         133,683    0.76(a)        0.76(a)         1.08(a)        3+
  10.00            145,790    0.76           0.76            1.29           4
  27.76            115,826    0.77           0.77            1.02           1
 (21.59)+           38,267    0.77(a)        0.77(a)         1.12(a)        6

  (1.20) + (b)       2,640    1.50(a)        0.91(a)         0.93(a)        3+
  10.07 (b)          2,685    2.45           0.91            1.46           4
   8.57 + (b)           16   11.12(a)        0.92(a)         1.09(a)        1

  (0.89%)+ (b)  $1,102,027    0.33%(a)       0.22%(a)        1.66%(a)       7%+(d)
  10.70 (m)        841,749    0.22(c)        0.22(c)         1.85          14
  28.42 (m)        681,681    0.21(c)        0.21(c)         1.59           5
 (22.31)(m)        466,258    0.23           0.23            1.39          11
 (11.98)(m)        538,791    0.20           0.20            1.20          18(d)
  (9.15)(m)        525,659    0.19           0.19            1.12          34

   0.09% + (b)  $   94,304    0.65%(a)       0.64%(a)        3.12%(a)       4%+
  18.45 (m)         77,347    0.72(a)(c)     0.72            1.40          20(d)

   0.01 + (b)       29,377    0.85 (a)       0.84(a)         2.88(a)        4 +
  18.29 (m)         25,683    0.91(a)(c)     0.91            1.04          20(d)

   2.08 + (b)           --##  2.16(a)        1.00(a)         3.23(a)        4 +

   1.96% + (b)  $  265,114    0.58%(a)       0.34%(a)        3.60%(a)       4%+(d)
  (1.83) +         214,638    0.24(a)        0.24(a)         3.09(a)        9+
  20.24 (m)        199,531    0.30(c)       (0.30            2.13          20
  41.99 (m)        159,036    0.27(e)        0.27            2.13          38
 (15.18)(m)         98,917    0.28(e)        0.28            1.85          18
 (20.30)(m)        122,020    0.27(e)        0.27            1.66           8
 (17.42)(m)        195,012    0.28(e)        0.28            1.40          15

   2.50% + (b)  $  194,423    0.34%(a)       0.25%(a)        4.67%(a)       9%+
   4.05 (m)        201,935    0.25(h)        0.25            4.56          18
   3.60 (m)        215,661    0.24(h)        0.24            4.73          40
   9.95 (m)        208,095    0.22(h)        0.22            5.30          57
   7.76 (m)        129,358    0.24           0.24            5.77(i)       69
  11.81 (m)         64,768    0.25(h)        0.25            6.80          40

@    Net investment income has been calculated using the average shares method.

@@   Net investment income has been calculated using the SEC method.

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+    Not Annualized

#    Amount is less than $.01 per share.

##   Amount is less than $1,000

(a)  Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

(c) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangement.

(d)  Excludes merger activity

(e) Expense ratio is net of expense reimbursement. Had such reimbursements not been made the expense ratio would have been .38%, .42%, .46%, .40%, and .37% for the years ended December 31, 2004, 2003, 2002, 2001, and 2000, respectively

(f) The fund entered into a new sub-advisory agreement with SSgA Funds Management Inc. during the period shown.

(g)  Certain amounts in 2003 have been reclassified to permit comparison.

(h) Expense ratio is net of expense reimbursement. Had such reimbursements not been made the expense ratio would have been .27%, .24%, .25%, and .27% for the years ended December 31, 2004, 2003, 2002, and 2000, respectively on debt securities, the annual ratio of net investment income to average net assets would have been 6.37% for the yea ended December 31, 2001.

(k) Certain amounts in 2003 and 2002 have been reclassified to permit comparison.

(l) The amount shown at this caption for each share outstanding throughout the year may not accord with the change in the aggregate gains and losses in the portfolio securities for the year because of the timing of the purchases and withdrawals of the shares in relation to the fluctuating market values of the portfolio.

(m) The performance does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.

(n) The information shown is for a share outstanding during the fiscal year ended December 31 for International Equity Index Trust, formerly a series of John Hancock Variable Series Trust, prior to the reorganization See also
     Note 1 to the financial statements

*    Commencement of operations.

** VST - Investment operations for 2005 CY stub period *** JHT - Investment operations after the 4/29/05 fund mergers

**** After the close of business on April 29, 2005, International Equity Index
     Trust, formerly a series of John Hancock Variable Series Trust, reorganized into two separate portfolios of John Hancock Trust International Equity Index Trust A and International Equity Index Trust B.

     See also Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 98.34%

ADVERTISING - 0.35%
aQuantive, Inc. * (a)                                        12,669   $  224,495
DoubleClick, Inc. * (a)                                      28,034      235,205
Greenfield Online, Inc. *                                     3,864       46,948
Marchex, Inc. * (a)                                           4,533       68,176
ValueClick, Inc. * (a)                                       18,492      228,007
Ventiv Health, Inc. * (a)                                     6,008      115,834
                                                                      ----------
                                                                         918,665

AEROSPACE - 1.36%
AAR Corp. *                                                   7,359      115,610
ARGON ST, Inc. *                                              2,049       72,739
Armor Holdings, Inc. *                                        7,660      303,413
Aviall, Inc. *                                                7,519      237,525
BE Aerospace, Inc. * (a)                                     12,791      199,923
Curtiss Wright Corp.                                          4,845      261,388
DRS Technologies, Inc. (a)                                    6,061      310,808
EDO Corp.                                                     3,654      109,291
Esterline Technologies Corp. *                                5,607      224,728
GenCorp, Inc. * (a)                                          12,185      234,683
HEICO Corp. (a)                                               5,369      125,688
Herley Industries, Inc. *                                     3,460       63,110
Innovative Solutions & Support, Inc. * (a)                    2,056       69,020
Integral Systems, Inc.                                        2,792       63,183
Moog, Inc., Class A *                                         7,634      240,395
MTC Technologies, Inc. *                                      2,373       87,398
Orbital Sciences Corp., Class A * (a)                        12,451      123,265
Sequa Corp., Class A *                                        1,483       98,130
Teledyne Technologies, Inc. *                                 7,482      243,764
Triumph Group, Inc. *                                         3,588      124,719
United Industrial Corp. (a)                                   2,367       84,597
Woodward Governor Company                                     2,255      189,488
                                                                      ----------
                                                                       3,582,865

AGRICULTURE - 0.15%
Delta & Pine Land Company (a)                                 8,672      217,320
Tejon Ranch Company * (a)                                     2,004      103,146
The Andersons, Inc.                                           1,811       64,852
                                                                      ----------
                                                                         385,318

AIR FREIGHT - 0.07%
ABX Air, Inc. *                                              13,695      111,614
ExpressJet Holdings, Inc. *                                  10,175       86,590
                                                                      ----------
                                                                         198,204

AIR TRAVEL - 0.49%
Airtran Holdings, Inc. * (a)                                 19,474      179,745
Alaska Air Group, Inc. * (a)                                  6,115      181,921
America West Holding Corp., Class B * (a)                     8,560       51,360
Continental Airlines, Inc., Class B * (a)                    14,993      199,107
Delta Air Lines, Inc. * (a)                                  28,399      106,780
Frontier Airlines, Inc. * (a)                                 8,290       85,636
Mesa Air Group, Inc. * (a)                                    7,456       50,030
Northwest Airlines Corp., Class A * (a)                      19,768   $   90,142
Pinnacle Airline Corp. * (a)                                  5,394       46,335
SkyWest, Inc. (a)                                            13,090      237,976
World Air Holdings, Inc. *                                    5,725       67,097
                                                                      ----------
                                                                       1,296,129

ALUMINUM - 0.10%
Aleris International Inc. *                                   6,897      155,527
Century Aluminum Company *                                    5,136      104,775
                                                                      ----------
                                                                         260,302

AMUSEMENT & THEME PARKS - 0.05%
Great Wolf Resorts, Inc. * (a)                                5,937      121,352

APPAREL & TEXTILES - 1.36%
Angelica Corp. (a)                                            2,671       65,466
Brown Shoe, Inc.                                              4,138      162,003
Carter's, Inc. *                                              4,141      241,751
Cherokee, Inc.                                                2,073       71,767
Deckers Outdoor Corp. * (a)                                   2,396       58,942
DHB Industries, Inc. * (a)                                    6,229       52,635
Dixie Group, Inc. *                                           3,053       53,763
Ellis Perry International, Inc. *                             2,779       65,001
G & K Services, Class A                                       4,510      170,162
Goodys Family Clothing, Inc. (a)                              4,847       35,747
Guess, Inc. *                                                 3,708       61,479
Hartmarx Corp. *                                              6,312       63,562
Interface, Inc., Class A *                                   10,818       87,085
Joseph A. Bank Clothiers, Inc. * (a)                          3,063      132,628
Kellwood Company                                              6,262      168,448
K-Swiss, Inc., Class A (a)                                    5,689      183,982
Movado Group, Inc.                                            4,693       88,604
Oakley, Inc.                                                  5,632       95,913
Oshkosh B'Gosh, Inc., Class A                                 2,028       52,708
Oxford Industries, Inc. (a)                                   3,216      138,449
Phillips Van Heusen Corp.                                     6,002      196,205
Russell Corp.                                                 7,739      158,262
Skechers United States of America, Inc.,
   Class A *                                                  5,262       75,036
Stage Stores, Inc. *                                          4,151      180,984
Stride Rite Corp.                                             8,797      121,311
The Gymboree Corp. *                                          7,323      100,032
Unifirst Corp. (a)                                            2,257       91,499
Warnaco Group, Inc. *                                        10,448      242,916
Wellman, Inc.                                                 7,416       75,569
Wolverine World Wide, Inc.                                   13,042      313,138
                                                                      ----------
                                                                       3,605,047

AUTO PARTS - 0.88%
Aftermarket Technology Corp. *                                5,090       88,719
American Axle & Manufacturing Holdings, Inc.                  9,509      240,293
Arvinmeritor, Inc. (a)                                       15,671      278,787

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

AUTO PARTS (CONTINUED)
Commercial Vehicle Group, Inc. * (a)                          3,045   $   54,049
CSK Auto Corp. *                                             10,219      170,453
Federal Signal Corp. (a)                                     11,092      173,035
Hayes Lemmerz International, Inc. *                           8,911       63,446
Keystone Automotive Industries, Inc. *                        3,863       95,532
LKQ Corp. * (a)                                               3,315       90,002
Modine Manufacturing Company (a)                              7,954      258,982
Noble International, Ltd.                                     2,123       49,997
Pep Boys - Manny, Moe & Jack (a)                             12,374      167,544
Standard Motor Products, Inc., Class A (a)                    3,887       51,308
Strattec Security Corp. *                                     1,231       67,040
Superior Industries International, Inc. (a)                   5,013      118,808
TBC Corp. *                                                   5,185      140,669
Titan International, Inc. (a)                                 3,229       45,141
Visteon Corp. * (a)                                          28,756      173,399
                                                                      ----------
                                                                       2,327,204

AUTO SERVICES - 0.15%
Dollar Thrifty Automotive Group, Inc. *                       5,647      214,473
Lithia Motors, Inc., Class A                                  3,670      105,880
Midas, Inc. * (a)                                             3,849       88,527
                                                                      ----------
                                                                         408,880

AUTOMOBILES - 0.27%
Americas Car Mart, Inc. * (a)                                 2,542       57,220
Marine Products Corp.                                         3,354       48,801
Monaco Coach Corp. (a)                                        5,947      102,229
Monro Muffler Brake, Inc. * (a)                               2,711       80,002
Rush Enterprises, Inc. *                                      5,279       70,422
Tenneco Automotive, Inc. *                                    9,843      163,787
United Auto Group, Inc.                                       6,023      179,485
                                                                      ----------
                                                                         701,946

BANKING - 9.86%
ABC Bancorp. (a)                                              4,051       73,242
Alabama National BanCorp (a)                                  3,273      213,956
Amcore Financial, Inc.                                        5,039      150,565
Amegy Bancorp, Inc. (a)                                      15,795      353,492
Americanwest BanCorp * (a)                                    3,473       69,286
Ames National Corp. *                                           852       94,197
Anchor BanCorp Wisconsin, Inc.                                5,500      166,430
Arrow Financial Corp.                                         3,117       86,777
BancFirst Corp.                                               1,014       88,208
BancorpSouth, Inc. (a)                                       17,597      415,289
Bank Granite Corp.                                            4,398       84,178
Bank Mutual Corp. (a)                                        13,948      154,265
Bank of the Ozarks, Inc. (a)                                  2,899       95,203
BankAtlantic Bancorp, Inc., Class A (a)                       9,998      189,462
BankUnited Financial Corp., Class A                           6,090      164,674
Banner Corp. (a)                                              2,945       82,489
BFC Financial Corp. *                                         5,730       48,877
Boston Private Financial Holdings, Inc. (a)                   6,496   $  163,699
Brookline Bancorp, Inc. (a)                                  14,486      235,542
Camden National Corp.                                         2,549       83,480
Capital City Bank Group, Inc. (a)                             2,374       95,910
Capital Corp of the West                                      2,703       75,008
Capital Crossing Bank *                                       1,779       60,664
Capitol Bancorp, Ltd. (a)                                     3,135      105,367
Cardinal Financial Corp. *                                    6,651       62,453
Cascade Bancorp (a)                                           4,564       96,027
Cathay General Bancorp, Inc. (a)                             10,256      345,730
Center Financial Corp. (a)                                    2,823       70,095
Central Pacific Financial Corp.                               6,887      245,177
Chemical Financial Corp. (a)                                  5,970      197,667
Chittenden Corp. (a)                                         10,568      287,450
Citizens & Northern Corp.                                     2,481       77,506
Citizens Banking Corp.                                        9,875      298,423
Coastal Financial Corp. (a)                                   4,237       62,453
CoBiz, Inc. (a)                                               3,979       72,139
Columbia Banking System, Inc.                                 4,119      101,410
Commercial Federal Corp. (a)                                  8,734      294,161
Community Bank Systems, Inc. (a)                              7,031      171,486
Community Banks, Inc. (a)                                     3,302       85,588
Community Trust Bancorp, Inc.                                 3,873      126,725
Corus Bankshares, Inc.                                        4,290      238,052
CVB Financial Corp. (a)                                      11,003      216,539
Digital Insight Corp. * (a)                                   7,857      187,939
Dime Community Bancorp, Inc.                                  6,701      101,855
Doral Financial Corp.                                        19,147      316,691
Enterprise Financial Services Corp.                           2,710       64,092
Fidelity Bankshares, Inc. (a)                                 5,400      143,208
First BanCorp Puerto Rico                                     7,586      304,578
First Bancorp (a)                                             3,397       75,176
First Charter Corp. (a)                                       7,213      158,470
First Citizens Bancshares, Inc.                               1,406      203,237
First Commonwealth Financial Corp. (a)                       16,502      226,077
First Community Bancorp                                       3,146      149,435
First Community Bancshares, Inc. (a)                          2,842       92,365
First Defiance Financial Corp.                                2,456       65,551
First Financial BanCorp (a)                                   8,348      157,777
First Financial Bankshares, Inc. (a)                          4,558      154,243
First Financial Corp.                                         3,606      103,600
First Financial Holdings, Inc.                                3,473      103,877
First Indiana Corp. (a)                                       2,912       86,399
First Merchants Corp. (a)                                     4,829      120,001
First Midwest Bancorp, Inc.                                  10,390      365,416
First Niagara Financial Group, Inc.                          26,211      382,156
First Place Financial Corp.                                   4,233       85,041
First Republic Bank                                           4,970      175,590

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
First State Bancorporation                                      4,294   $ 82,831
FirstFed Financial Corp. *                                      3,829    228,247
Flagstar Bancorp, Inc. (a)                                      7,809    147,824
Flushing Financial Corp.                                        5,165     95,036
FNB. Corp. (a)                                                 12,998    255,411
Franklin Bank Corp. *                                           5,248     98,452
Frontier Financial Corp.                                        5,865    148,150
GB&T Bancshares, Inc. (a)                                       3,569     84,799
Glacier Bancorp, Inc.                                           7,182    187,666
Gold Banc Corp., Inc.                                           9,356    136,130
Great Southern Bancorp, Inc. (a)                                2,712     84,858
Greater Bay Bancorp                                            11,474    302,569
Greenhill & Company, Inc.                                       2,743    111,119
Hancock Holding Company                                         6,340    218,096
Hanmi Financial Corp. (a)                                       9,177    153,256
Harleysville National Corp. (a)                                 6,162    142,712
Heritage Commerce Corp. *                                       3,567     65,490
Horizon Financial Corp. (a)                                     3,469     77,012
Hudson United Bancorp                                          10,049    362,769
IBERIABANK Corp.                                                2,043    125,869
Independent Bank Corp. - MA                                     3,900    110,019
Independent Bank Corp. - MI (a)                                 5,154    146,580
Integra Bank Corp.                                              4,236     95,818
Interchange Financial Services Corp.                            4,849     88,979
Irwin Financial Corp. (a)                                       4,353     96,593
KNBT Bancorp, Inc.                                              7,940    119,815
Lakeland Bancorp, Inc. (a)                                      5,179     80,844
Lakeland Financial Corp.                                        2,175     88,479
Macatawa Bank Corp. (a)                                         2,610     90,541
MAF Bancorp, Inc. (a)                                           7,428    316,656
Main Street Banks, Inc. (a)                                     3,788     96,442
MainSource Financial Group, Inc.                                3,892     70,406
MB Financial, Inc.                                              5,186    206,558
MBT Financial Corp. (a)                                         4,312     83,006
Mercantile Bankcorp                                             2,074     91,194
Mid-State Bancshares (a)                                        5,468    151,846
Nara Bancorp, Inc.                                              4,566     67,029
National Penn Bancshares, Inc. (a)                              8,300    207,334
Netbank, Inc. (a)                                              11,136    103,788
Newalliance Bancshares, Inc.                                   25,652    360,411
Northern Empire Bancshares * (a)                                2,331     72,121
Northwest Bancorp, Inc.                                         4,785    101,729
Old National Bancorp (a)                                       15,480    331,272
Old Second Bancorp, Inc. (a)                                    3,448    100,302
Omega Financial Corp. (a)                                       3,479    108,023
Oriental Financial Group, Inc. (a)                              4,926     75,171
Pacific Capital Bancorp (a)                                    10,374    384,668
Park National Corp. (a)                                         2,784    307,632
Partners Trust Financial Group, Inc.                           11,795   $125,971
Peapack Gladstone Financial Corp. (a)                           2,508     69,472
Pennrock Financial Services Corp. (a)                           2,423     86,961
Peoples Bancorp, Inc. (a)                                       2,797     74,820
PFF Bancorp, Inc.                                               4,598    139,273
Pinnacle Financial Partners, Inc. *                             2,511     60,264
PremierWest Bancorp *                                           3,859     57,190
PrivateBankcorp, Inc. (a)                                       3,877    137,168
Prosperity Bancshares, Inc. (a)                                 5,131    146,798
Provident Bankshares Corp. (a)                                  7,615    242,995
Provident Finacial Services (a)                                16,372    287,656
Provident New York Bancorp                                      9,810    118,799
R & G Financial Corp., Class B (a)                              6,269    110,899
Renasant Corp.                                                  2,999     92,249
Republic Bancorp, Inc.                                         16,248    243,395
S & T Bancorp, Inc. (a)                                         6,433    232,231
S.Y. Bancorp, Inc. (a)                                          3,515     80,318
Sandy Spring Bancorp, Inc.                                      3,824    133,955
SCBT Financial Corp.                                            2,661     84,221
Security Bank Corp. (a)                                         2,934     67,189
Simmons First National Corp., Class A                           3,874    105,024
Southwest Bancorp, Inc.                                         3,693     75,633
State Financial Services Corp. (a)                              1,678     67,556
Sterling Bancorp (a)                                            4,637     99,000
Sterling Bancshares, Inc.                                      10,663    165,916
Sterling Financial Corp. (a)                                    6,270    133,614
Sterling Financial Corp. *                                      5,335    199,529
Suffolk Bancorp (a)                                             2,791     90,121
Susquehanna Bancshares, Inc. (a)                               10,717    263,531
SVB Financial Group * (a)                                       7,870    376,973
Texas Capital Bancshares, Inc. *                                5,327    105,155
Texas Regional Bancshares, Inc., Class A                        9,331    284,409
Tierone Corp.                                                   4,574    124,093
Trico Bancshares                                                3,581     80,000
TrustCo Bank Corp. (a)                                         17,543    229,112
Trustmark Corp. (a)                                            10,740    314,252
U.S.B. Holding Company, Inc.                                    2,980     69,732
UCBH Holdings, Inc. (a)                                        20,484    332,660
Umpqua Holdings Corp. (a)                                      10,355    243,757
Union Bankshares Corp.                                          2,351     90,796
United Bankshares, Inc. (a)                                     8,555    304,644
United Community Banks, Inc. (a)                                7,402    192,600
United Security Bancshares, Inc. (a)                            1,860     57,214
Univest Corp. of Pennsylvania (a)                               3,035     90,929
Unizan Financial Corp.                                          5,437    145,657
Vineyard National Bancorp Company                               2,141     67,570
Virginia Financial Group, Inc. (a)                              2,292     80,426
W Holding Company, Inc.                                        24,295    248,295

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Washington Trust Bancorp, Inc. (a)                           3,183   $    88,074
Wesbanco, Inc. (a)                                           5,417       162,618
West Bancorp. , Inc. (a)                                     4,767        89,620
West Coast Bancorp                                           4,071        99,373
Westamerica Bancorporation                                   7,447       393,276
Western Sierra Bancorp *                                     1,990        67,361
Wilshire Bancorp, Inc. (a)                                   4,042        57,922
Wintrust Financial Corp. (a)                                 5,342       279,654
Yardville National Bancorp                                   2,436        87,087
                                                                     -----------
                                                                      26,038,674

BIOTECHNOLOGY - 2.10%
Aastrom Biosciences, Inc. *                                 23,055        72,162
Applera Corp. - Celera Genomics Group * (a)                 16,490       180,895
Arena Pharmaceuticals, Inc. * (a)                            8,308        56,661
Arqule, Inc. *                                               7,627        49,423
Bio Reference Labs, Inc. *                                   2,732        37,920
Bio-Rad Laboratories, Inc., Class A *                        4,007       237,255
Cell Therapeutics, Inc. * (a)                               14,980        40,596
Cotherix, Inc. *                                             3,032        30,896
deCODE genetics, Inc. * (a)                                 12,369       116,145
Digene Corp. * (a)                                           3,356        92,894
Discovery Laboratories, Inc. * (a)                          12,198        88,923
Exelixis, Inc. *                                            17,312       128,628
Genitope Corp. * (a)                                         5,528        70,980
Geron Corp. * (a)                                           12,479        96,587
Human Genome Sciences, Inc. * (a)                           29,144       337,488
ICOS Corp. *                                                14,276       302,223
Integra LifeSciences Holdings Corp. * (a)                    4,730       138,116
Intermune, Inc. * (a)                                        5,775        75,306
Keryx Biopharmaceuticals, Inc. * (a)                         5,409        71,399
Lexicon Genetics, Inc. * (a)                                14,703        72,633
Martek Biosciences Corp. * (a)                               7,024       266,561
Medarex, Inc. * (a)                                         24,749       206,159
MGI Pharma, Inc. *                                          16,012       348,421
Molecular Devices Corp. * (a)                                4,064        87,904
Momenta Pharmaceuticals, Inc. * (a)                          1,911        37,781
Myogen, Inc. * (a)                                           4,465        31,210
Myriad Genetics, Inc. * (a)                                  6,901       108,001
Nabi Biopharmaceuticals * (a)                               13,241       201,660
Nektar Therapeutics *                                       19,018       320,263
Neurocrine Biosciences, Inc. *                               8,169       343,588
Orchid Cellmark, Inc. *                                      5,717        61,801
PRA International *                                          2,530        67,753
Progenics Pharmaceuticals, Inc. * (a)                        3,997        83,377
Progress Software Corp. *                                    8,423       253,953
Serologicals Corp. * (a)                                     7,770       165,113
StemCells, Inc. *                                           14,196        59,765
Tanox, Inc. * (a)                                            5,699        66,792
Telik, Inc. * (a)                                           11,647   $   189,380
Transkaryotic Therapies, Inc. * (a)                          6,474       236,819
Trimeris, Inc. * (a)                                         4,512        45,030
Virologic, Inc. *                                           28,097        69,681
                                                                     -----------
                                                                       5,548,142

BROADCASTING - 0.73%
Citadel Broadcasting Corp. *                                 9,785       112,038
Cox Radio, Inc., Class A *                                   8,765       138,049
Cumulus Media, Inc., Class A *                              12,934       152,362
Emmis Communications Corp., Class A * (a)                    7,186       126,977
Entercom Communications Corp. *                              8,025       267,152
Entravision Communications Corp., Class A *                 17,583       136,972
Gray Television, Inc. (a)                                   10,201       123,024
Journal Communications, Inc.                                 6,531       109,721
Mediacom Communications Corp., Class A * (a)                14,184        97,444
Radio One, Inc., Class D *                                  18,829       240,446
Regent Communications, Inc. *                                9,798        57,514
Saga Communications, Inc., Class A *                         4,692        65,688
Salem Communications Corp., Class A *                        2,909        57,715
Sinclair Broadcast Group, Inc., Class A                     10,387        94,314
Spanish Broadcasting System, Inc.,
   Class A * (a)                                             9,266        92,567
World Wrestling Entertainment, Inc., Class A                 5,887        67,230
                                                                     -----------
                                                                       1,939,213

BUILDING MATERIALS & CONSTRUCTION - 1.08%
Apogee Enterprises, Inc.                                     6,752       103,778
Beacon Roofing Supply, Inc. * (a)                            3,838       100,939
Corrections Corp. of America *                               8,765       344,026
Dycom Industries, Inc. * (a)                                10,895       215,830
Eagle Materials, Inc. (a)                                    4,117       381,193
ElkCorp                                                      4,524       129,160
Griffon Corp. * (a)                                          6,597       146,453
Hughes Supply, Inc. (a)                                     14,787       415,515
Interline Brands, Inc. *                                     2,901        57,440
Lennox International, Inc.                                  11,168       236,427
Levitt Corp., Class A (a)                                    3,751       112,230
LSI Industries, Inc.                                         5,283        73,645
NCI Building Systems, Inc. * (a)                             4,679       153,471
Perini Corp. *                                               4,625        75,943
Trex Company, Inc. * (a)                                     2,674        68,722
WCI Commmunities, Inc. * (a)                                 7,702       246,695
                                                                     -----------
                                                                       2,861,467

BUSINESS SERVICES - 4.83%
ABM Industries, Inc. (a)                                     9,078       177,021
Acxiom Corp.                                                19,621       409,686
Administaff, Inc.                                            4,406       104,687
ADVO, Inc. (a)                                               7,113       226,549
AMERCO, Inc. * (a)                                           2,351       125,896

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Arbitron, Inc.                                               7,021   $   301,201
Banta Corp.                                                  5,692       258,189
BearingPoint, Inc. *                                        40,818       299,196
Black Box Corp.                                              3,812       134,945
Bowne & Company, Inc.                                        7,901       114,248
Bright Horizons Family Solutions, Inc. *                     6,163       250,957
Catalina Marketing Corp. (a)                                11,642       295,823
CDI Corp.                                                    2,988        65,497
Central Parking Corp. (a)                                    4,632        63,690
Clark, Inc.                                                  3,994        57,234
Coinstar, Inc. * (a)                                         5,791       131,398
Compucredit Corp. * (a)                                      4,680       160,430
COMSYS IT Partners, Inc. * (a)                               3,034        51,760
CoStar Group, Inc. *                                         3,712       161,843
CRA International, Inc. *                                    2,297       123,693
CSG Systems International, Inc. * (a)                       11,316       214,778
DiamondCluster International, Inc., Class A *                6,804        76,885
eFunds Corp. * (a)                                          10,142       182,455
Electro Rent Corp. *                                         4,676        67,989
Ennis Business Forms, Inc.                                   6,279       113,775
Entrust Technologies, Inc. *                                14,549        69,690
Euronet Worldwide, Inc. * (a)                                7,005       203,635
Exponent, Inc. *                                             2,370        67,735
FactSet Research Systems, Inc. (a)                           7,626       273,316
Forrester Research, Inc. *                                   3,174        56,592
FTI Consulting, Inc. *                                       9,681       202,333
Gartner Group, Inc., Class A * (a)                          12,491       132,654
Geo Group, Inc. *                                            2,397        60,045
Gevity HR, Inc. (a)                                          6,277       125,728
GSI Commerce, Inc. *                                         7,026       117,686
Healthcare Services Group, Inc. (a)                          6,204       124,576
Heidrick & Struggles International, Inc. * (a)               4,441       115,821
Hudson Highland Group, Inc. * (a)                            4,900        76,391
Infocrossing, Inc. * (a)                                     4,742        59,133
Informatica Corp. * (a)                                     19,581       164,285
Insight Enterprises, Inc. *                                 10,961       221,193
Intervoice Brite, Inc. * (a)                                 8,619        74,382
Jackson Hewitt Tax Service, Inc. (a)                         8,459       199,971
John H. Harland Company (a)                                  6,274       238,412
Kanbay International, Inc. *                                 5,623       129,948
Kelly Services, Inc., Class A                                4,292       122,923
Kforce, Inc. *                                               7,647        64,694
Korn/Ferry International *                                   7,683       136,373
Labor Ready, Inc. *                                          9,587       223,473
LECG Corp. * (a)                                             3,519        74,814
MAXIMUS, Inc. (a)                                            4,350       153,512
McGrath Rentcorp                                             4,846       114,850
MPS Group, Inc. *                                           23,177       218,327
Navigant Consulting Company * (a)                           10,973   $   193,783
NCO Group, Inc. *                                            7,394       159,932
Paxar Corp. *                                                8,064       143,136
Perot Systems Corp., Class A *                              18,271       259,814
PHH Corp. *                                                 11,743       302,030
Pre-Paid Legal Services, Inc. (a)                            2,234        99,748
PRG-Schultz International, Inc. * (a)                       10,434        29,424
Quest Software, Inc. * (a)                                  14,349       195,577
Rent-Way, Inc. * (a)                                         6,433        63,301
Resource America, Inc.                                       3,748       144,410
Resources Connection, Inc. * (a)                            10,650       247,400
Rollins, Inc. (a)                                            6,563       131,523
Scansource, Inc. * (a)                                       2,851       122,422
Seachange International, Inc. * (a)                          5,897        41,397
SFBC International, Inc. * (a)                               4,102       158,460
Sirva, Inc. *                                                5,299        45,094
Sonicwall, Inc. *                                           12,190        65,704
Sotheby's Holdings, Inc., Class A *                          9,228       126,424
Source Interlink Companies * (a)                             7,619        94,247
SOURCECORP, Inc. *                                           3,687        73,076
Spherion Corp. *                                            14,186        93,628
StarTek, Inc. (a)                                            2,688        44,137
TALX Corp.                                                   4,320       124,891
Teletech Holdings, Inc. * (a)                                8,071        65,779
TETRA Technologies, Inc. * (a)                              11,724       158,626
Tyler Technologies, Inc. * (a)                               8,609        65,084
URS Corp. *                                                  9,141       341,416
Valassis Communications, Inc. *                             11,163       413,589
Viad Corp.                                                   5,162       146,291
Volt Information Sciences, Inc. *                            2,005        47,579
Watson Wyatt & Company Holdings                              7,501       192,251
Wind River Systems, Inc. * (a)                              15,887       249,108
Wireless Facilities, Inc. * (a)                             12,825        81,182
Zhone Technologies, Inc. *                                  13,843        46,374
                                                                     -----------
                                                                      12,759,154

CABLE AND TELEVISION - 0.22%
Charter Communications, Inc., Class A * (a)                 62,422        73,658
Insight Communications Company, Inc., Class A *             11,481       126,865
Lin TV Corp. * (a)                                           6,349        88,188
LodgeNet Entertainment Corp. *                               4,105        68,102
Superior Essex, Inc. *                                       4,212        74,594
Time Warner Telecom, Inc., Class A * (a)                    11,738        69,489
TiVo, Inc. * (a)                                            12,768        85,290
                                                                     -----------
                                                                         586,186

CELLULAR COMMUNICATIONS - 0.42%
Dobson Communications Corp., Class A * (a)                  25,475       108,523
EndWave Corp. * (a)                                          1,551        73,828

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Jamdat Mobile, Inc *                                          2,642   $   73,131
Novatel Wireless, Inc * (a)                                   6,496       81,005
RF Micro Devices, Inc. * (a)                                 41,585      225,807
Syniverse Holdings, Inc. *                                    4,001       56,014
UbiquiTel, Inc. * (a)                                        17,202      140,368
US Unwired, Inc., Class A *                                  29,281      170,415
USA Mobility, Inc. * (a)                                      6,020      176,747
                                                                      ----------
                                                                       1,105,838

CHEMICALS - 1.50%
A. Schulman, Inc.                                             7,090      126,840
Albany Molecular Research, Inc. *                             5,489       76,846
American Vanguard Corp. (a)                                   2,726       57,001
Arch Chemicals, Inc. (a)                                      5,422      135,333
Balchem Corp.                                                 2,109       63,376
Cabot Microelectronics Corp. * (a)                            5,484      158,981
Calgon Carbon Corp. (a)                                       8,261       73,110
Cambrex Corp. (a)                                             6,039      115,043
Ferro Corp. (a)                                               9,391      186,505
Georgia Gulf Corp. (a)                                        7,588      235,607
Glenayre Technologies, Inc. *                                15,597       58,801
Great Lakes Chemical Corp. (a)                               11,750      369,773
H.B. Fuller Company                                           6,484      220,845
Hercules, Inc. *                                             25,188      356,410
MacDermid, Inc.                                               6,860      213,758
Minerals Technologies, Inc. (a)                               4,522      278,555
Newmarket Corp. * (a)                                         4,156       61,467
Octel Corp.                                                   3,219       57,942
Olin Corp.                                                   15,812      288,411
OM Group, Inc. *                                              6,362      157,078
Pioneer Companies, Inc. * (a)                                 2,687       59,087
Polyone Corp. *                                              20,578      136,226
Terra Industries, Inc. * (a)                                 20,859      142,050
UAP Holding Corp. (a)                                         7,581      125,845
W. R. Grace & Company * (a)                                  14,965      116,577
Westlake Chem Corp. (a)                                       2,936       71,932
Zoltek Companies, Inc. *                                      2,641       29,658
                                                                      ----------
                                                                       3,973,057

COAL - 0.09%
Foundation Coal Holdings, Inc. (a)                            5,327      138,182
James River Coal Company *                                    2,990      103,604
                                                                      ----------
                                                                         241,786

COLLEGES & UNIVERSITIES - 0.20%
Corinthian Colleges, Inc. * (a)                              20,264      258,771
DeVry, Inc. * (a)                                            13,011      258,919
                                                                      ----------
                                                                         517,690

COMMERCIAL SERVICES - 0.35%
Blue Nile, Inc. *                                             3,378      110,427
Cenveo, Inc. *                                               11,211       84,755
Chemed Corp. (a)                                              5,654   $  231,135
Color Kinetics, Inc. *                                        3,422       36,410
Odyssey Marine Exploration, Inc. *                            8,924       44,441
Providence Service Corp. *                                    2,482       61,628
TNS, Inc. *                                                   3,015       70,461
Vertrue, Inc. * (a)                                           1,834       71,453
Waste Services, Inc. * (a)                                   14,712       56,494
Wright Express Corp. *                                        9,174      169,444
                                                                      ----------
                                                                         936,648

COMPUTERS & BUSINESS EQUIPMENT - 2.84%
3Com Corp. * (a)                                             85,413      310,903
3D Systems Corp. *                                            2,849       68,547
ADE Corp. * (a)                                               2,398       67,264
Advanced Digital Information Corp. * (a)                     14,599      110,952
Agilysys, Inc. (a)                                            6,538      102,647
Anteon International Corp. *                                  6,157      280,882
Applied Films Corp. *                                         3,436       87,962
Benchmark Electronics, Inc. *                                 9,187      279,469
Brocade Communications Systems, Inc. *                       59,831      232,144
Brooks Automation, Inc. *                                    10,164      150,935
Cogent, Inc. * (a)                                            4,986      142,350
Cyberguard Corp. *                                            5,135       30,528
Digi International, Inc. *                                    5,505       65,289
Dot Hill Systems Corp. * (a)                                 10,211       53,506
Echelon Corp. * (a)                                           7,183       49,419
Electronics For Imaging, Inc. *                              12,071      253,974
Extreme Networks, Inc. *                                     27,269      111,803
Falconstor Software, Inc. * (a)                               5,822       38,018
FileNET Corp. *                                               9,169      230,509
Foundry Networks, Inc. * (a)                                 27,221      234,917
Gateway, Inc. * (a)                                          57,408      189,446
General Binding, Corp. *                                      1,595       34,962
Helix Technology Corp. (a)                                    6,018       79,919
Henry, Jack & Associates, Inc. (a)                           16,261      297,739
Hypercom Corp. *                                             12,054       77,989
InPhonic, Inc. * (a)                                          3,543       54,491
Intergraph Corp. * (a)                                        6,433      221,681
Intervideo, Inc. *                                            2,524       36,295
Ixia *                                                        7,342      142,729
Komag Inc. * (a)                                              6,443      182,788
Kronos, Inc. *                                                7,178      289,919
Lexar Media, Inc. * (a)                                      17,973       88,247
Maxtor Corp. *                                               56,525      293,930
Merge Technologies, Inc. *                                    3,017       56,569
Micros Systems, Inc. *                                        8,520      381,270
Mobility Electronics, Inc. * (a)                              6,310       57,737
MTS Systems Corp.                                             4,480      150,438
Multi-Fineline Electronix, Inc. *                             1,832       33,709

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT
(CONTINUED)
Ness Technologies, Inc. * (a)                                4,540    $   48,215
Netscout Systems, Inc. *                                     5,816        38,327
Oplink Communications, Inc. * (a)                           25,195        43,083
Palmone, Inc. * (a)                                          9,307       277,069
PAR Technology Corp. *                                         988        31,616
Phoenix Technology, Ltd. *                                   6,319        49,162
Pinnacle Systems, Inc. *                                    16,099        88,545
Plexus Corp. *                                               9,789       139,298
Quantum Corp. * (a)                                         41,444       123,089
Radiant Systems, Inc. *                                      5,478        62,449
RadiSys Corp. * (a)                                          4,645        75,017
Rimage Corp. *                                               2,560        54,349
SI International, Inc. * (a)                                 2,289        68,578
Silicon Storage Technology, Inc. * (a)                      19,731        79,516
Sonic Solutions * (a)                                        5,518       102,635
Standard Microsystems Corp. *                                4,847       113,323
Stratasys, Inc. * (a)                                        2,437        79,641
Sykes Enterprises, Inc. *                                    6,094        57,771
Synaptics, Inc. *                                            5,255       112,247
Trident Microsystems, Inc. *                                 5,663       128,494
Virage Logic Corp. *                                         3,382        34,835
Witness Systems, Inc. *                                      6,136       111,859
                                                                      ----------
                                                                       7,490,994

CONSTRUCTION & MINING EQUIPMENT - 0.44%
A.S.V., Inc. * (a)                                           2,029        82,256
Astec Industries, Inc. *                                     3,601        83,507
Bucyrus International, Inc., Class A                         4,532       172,125
Carbo Ceramics, Inc. (a)                                     2,990       236,090
Kaman Corp., Class A                                         5,429        97,939
Layne Christensen Company *                                  2,606        51,768
Parker Drilling Company *                                   21,942       153,814
Washington Group International, Inc. * (a)                   5,813       297,161
                                                                      ----------
                                                                       1,174,660

CONSTRUCTION MATERIALS - 0.89%
Ameron International Corp.                                   2,264        84,673
Applied Industrial Technologies, Inc.                        6,761       218,313
Clarcor, Inc.                                               11,620       339,885
Comfort Systems USA, Inc. *                                  9,589        63,096
EMCOR Group, Inc. *                                          3,462       169,292
Granite Construction, Inc.                                   7,842       220,360
JLG Industries, Inc.                                        11,326       311,238
Regal-Beloit Corp. (a)                                       5,575       162,567
Simpson Manufacturing, Inc. (a)                              8,175       249,746
Standex International Corp.                                  3,397        96,509
Trinity Industries, Inc. (a)                                 9,121       292,146
Universal Forest Products, Inc.                              3,697       153,241
                                                                      ----------
                                                                       2,361,066

CONTAINERS & GLASS - 0.50%
Graphic Packaging Corp. * (a)                               14,616    $   53,349
Greif, Inc., Class A (a)                                     3,462       211,528
Jarden Corp. * (a)                                           6,560       353,715
Longview Fibre Company                                      11,442       235,133
Mobile Mini, Inc. * (a)                                      3,412       117,646
Silgan Holdings, Inc.                                        2,546       143,187
West Pharmaceutical Services, Inc.                           7,120       199,716
                                                                      ----------
                                                                       1,314,274

COSMETICS & TOILETRIES - 0.34%
Chattem, Inc. *                                              4,008       165,931
Elizabeth Arden, Inc. *                                      6,035       141,159
Nature's Sunshine Products, Inc. (a)                         2,881        50,245
Nu Skin Enterprises, Inc., Class A (a)                      12,747       297,005
Parlux Fragrances, Inc. * (a)                                1,500        41,505
Playtex Products, Inc. * (a)                                 9,571       102,984
Revlon, Inc., Class A * (a)                                 33,386       102,495
                                                                      ----------
                                                                         901,324

CRUDE PETROLEUM & NATURAL GAS - 0.95%
Cabot Oil & Gas Corp., Class A                              10,942       379,687
Cimarex Energy Company * (a)                                18,173       707,111
Edge Petroleum Corp. *                                       4,419        69,025
Endeavour International Corp. *                             13,969        50,707
FX Energy, Inc. * (a)                                        8,112        89,475
Gasco Energy, Inc. *                                        15,336        56,743
Goodrich Petroleum Corp. *                                   2,458        50,586
Harvest Natural Resources, Inc. * (a)                        8,655        94,599
Hydril *                                                     4,362       237,075
Parallel Petroleum Corp. *                                   7,716        68,287
Petroquest Energy, Inc. *                                    9,882        64,925
Spinnaker Exploration Company * (a)                          5,595       198,567
Swift Energy Company * (a)                                   6,350       227,457
Toreador Resources Corp. *                                   3,328        80,837
Tri-Valley Corp. * (a)                                       5,191        72,311
W&T Offshore, Inc. (a)                                       2,865        68,960
                                                                      ----------
                                                                       2,516,352

DOMESTIC OIL - 1.76%
Berry Petroleum Company, Class A                             3,879       205,121
Brigham Exploration Company *                                6,775        61,856
Carrizo Oil & Gas, Inc. *                                    4,440        75,746
Comstock Resources, Inc. * (a)                               9,136       231,049
Delta Petroleum Corp. * (a)                                  7,061        99,701
Encore Aquisition Company * (a)                              7,447       305,327
Energy Partners, Ltd. * (a)                                  7,486       196,208
Frontier Oil Corp. (a)                                      12,276       360,301
Giant Industries, Inc. *                                     3,076       110,736
Holly Corp. (a)                                              4,928       229,990
Houston Exploration Company *                                6,388       338,883
KCS Energy, Inc. *                                          11,187       194,318

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Maverick Tube Corp. *                                        9,558    $  284,828
McMoran Exploration Company * (a)                            4,778        93,219
Meridian Resource Corp. *                                   19,541        93,406
Oil States International, Inc. *                             9,324       234,685
Remington Oil Gas Corp. *                                    5,258       187,711
St. Mary Land & Exploration Company (a)                     12,866       372,857
Stone Energy Corp. *                                         5,325       260,392
Syntroleum Corp. * (a)                                       8,895        91,263
TETRA Technologies, Inc. *                                   5,268       167,786
Warren Resources, Inc. * (a)                                 4,709        49,209
Whiting Petroleum Corp. *                                    6,677       242,442
Williams Clayton Energy, Inc. *                              1,447        43,396
World Fuel Services Corp. (a)                                5,173       121,100
                                                                      ----------
                                                                       4,651,530

DRUGS & HEALTH CARE - 2.45%
1 800 Contacts * (a)                                         2,333        45,190
Abaxis, Inc. * (a)                                           4,839        52,648
Abiomed, Inc. * (a)                                          4,758        40,681
Acadia Pharmaceuticals, Inc. *                               4,375        36,750
Alliance Imaging, Inc. *                                     3,261        34,110
Alpharma, Inc., Class A (a)                                  8,837       127,871
Antigenics, Inc. * (a)                                       6,922        37,448
Ariad Pharmaceuticals, Inc. * (a)                           12,017        80,033
Arrow International, Inc. (a)                                4,935       157,427
Beverly Enterprises, Inc. * (a)                             24,392       310,754
Bioenvision, Inc. *                                          9,348        68,053
Biomarin Pharmaceutical, Inc. * (a)                         14,734       110,358
Bone Care International, Inc. *                              4,531       149,387
Candela Corp. * (a)                                          5,585        58,363
Cell Genesys, Inc. * (a)                                    10,452        55,918
CNS, Inc.                                                    3,456        78,970
Conmed Corp. * (a)                                           6,761       208,036
Corixa Corp. *                                              13,911        60,930
Curagen Corp. * (a)                                         10,226        52,562
Curis, Inc. *                                               11,581        45,166
CV Therapeutics, Inc. * (a)                                  8,047       180,414
Datascope Corp.                                              2,815        93,880
Dendreon Corp. * (a)                                        13,350        69,821
Diversa Corp. * (a)                                          5,835        30,400
DOV Pharmaceutical, Inc. * (a)                               5,300        98,898
Durect Corp., Inc. *                                         8,891        45,255
Enzo Biochem, Inc. * (a)                                     6,248       112,027
Enzon Pharmaceuticals, Inc. * (a)                            9,978        64,657
Gentiva Health Services, Inc. * (a)                          5,411        96,641
Healthextras, Inc. * (a)                                     4,922        98,785
IDX Systems Corp. * (a)                                      5,678       171,135
I-Flow Corp. * (a)                                           4,644        77,276
Illumina, Inc. * (a)                                         8,174        98,660
Immucor Corp. * (a)                                         10,231    $  296,188
Immunogen, Inc. *                                            9,643        55,833
Impax Laboratories, Inc. * (a)                              11,015       172,936
Intuitive Surgical, Inc. * (a)                               7,810       364,258
Invacare Corp. (a)                                           6,913       306,661
K-V Pharmaceutical Company, Class A *                        8,083       135,390
Landauer, Inc.                                               2,213       114,877
Luminex Corp. * (a)                                          6,087        59,896
Mannatech, Inc. (a)                                          3,560        67,711
Matria Healthcare, Inc. *                                    3,705       119,412
Maxygen, Inc. *                                              6,243        42,827
Mentor Corp. (a)                                             7,218       299,403
Meridian Bioscience, Inc.                                    2,873        54,443
Molina Healthcare, Inc. *                                    2,454       108,614
Nanogen, Inc. *                                             10,993        42,213
NDCHealth Corp. * (a)                                        8,137       146,222
NeoPharm, Inc. * (a)                                         4,170        41,658
Neurogen Corp. * (a)                                         5,731        39,085
New River Pharmaceuticals, Inc. *                            1,381        41,458
Northfield Laboratories, Inc. * (a)                          5,351        76,573
Option Care, Inc. (a)                                        5,039        71,050
OraSure Technologies, Inc. * (a)                            10,256       102,457
Parexel International Corp. *                                5,975       118,604
Perrigo Company                                             18,847       262,727
Res-Care, Inc. *                                             4,755        64,478
Savient Pharmaceuticals, Inc. *                             14,551        64,170
Seattle Genetics, Inc. *                                     6,584        35,290
Zymogenetics, Inc. * (a)                                     6,102       107,395
                                                                      ----------
                                                                       6,460,333

EDUCATIONAL SERVICES - 0.24%
eCollege.com * (a)                                           4,175        49,682
Educate, Inc. * (a)                                          4,300        60,845
Leapfrog Enterprises, Inc., Class A * (a)                    7,454        84,230
Strayer Education, Inc.                                      3,280       282,933
Universal Technical Institute, Inc. *                        4,848       160,954
                                                                      ----------
                                                                         638,644

ELECTRICAL EQUIPMENT - 1.28%
A.O. Smith Corp. (a)                                         3,780       100,964
Aaon, Inc. *                                                 2,539        45,169
American Science & Engineering, Inc. *                       1,965        87,168
Anaren, Inc. *                                               4,508        59,280
Anixter International, Inc. * (a)                            7,083       263,275
Artesyn Technologies, Inc. *                                 8,583        74,672
Audiovox Corp., Class A * (a)                                4,147        64,279
Baldor Electric Company                                      7,573       184,175
BEI Technologies, Inc.                                       2,760        73,637
C & D Technologies, Inc. (a)                                 6,057        55,664
Cohu, Inc. (a)                                               5,077       101,794

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
DTS, Inc. * (a)                                              4,054    $   72,283
Encore Wire Corp. * (a)                                      3,941        45,676
Excel Technology, Inc. *                                     2,894        70,324
General Cable Corp. * (a)                                    8,923       132,328
Genlyte Group, Inc. *                                        5,457       265,974
Global Power Equipment Group, Inc. * (a)                     8,375        66,581
Greatbatch, Inc. *                                           4,888       116,823
Littelfuse, Inc. * (a)                                       5,081       141,506
Methode Electronics, Inc., Class A (a)                       8,416        99,898
Metrologic Instruments, Inc. *                               2,843        35,651
Plug Power, Inc. * (a)                                      10,085        69,082
Power-One, Inc. * (a)                                       16,793       105,964
Sirf Technology Holdings, Inc. *                             7,835       138,523
Ultralife Batteries, Inc. * (a)                              3,528        56,977
Universal Electronics, Inc. *                                3,932        65,232
Vicor Corp.                                                  4,355        59,228
W.H. Brady Company, Class A                                  9,261       287,091
Watsco, Inc.                                                 4,863       207,164
Wesco International, Inc. *                                  7,140       224,053
                                                                      ----------
                                                                       3,370,435

ELECTRICAL UTILITIES - 1.60%
Allete, Inc.                                                 5,655       282,184
Avista Corp.                                                11,101       206,368
Black Hills Corp.                                            7,317       269,631
Calpine Corp. * (a)                                        120,244       408,830
Central Vermont Public Service Corp.                         3,927        72,650
CH Energy Group, Inc. (a)                                    3,677       178,813
Cleco Corp.                                                 11,301       243,763
Duquesne Light Holdings, Inc. (a)                           17,167       320,680
El Paso Electric Company *                                  10,815       221,167
Empire District Electric Company                             6,088       145,868
IDACORP, Inc.                                                9,397       287,830
MGE Energy, Inc.                                             4,830       175,715
Northwestern Corp.                                           8,048       253,673
Otter Tail Corp. (a)                                         6,998       191,255
Quanta Services, Inc. * (a)                                 26,165       230,252
Sierra Pacific Resources * (a)                              26,134       325,368
UIL Holding Corp.                                            3,345       179,994
Unisource Energy Corp. (a)                                   7,707       236,990
                                                                      ----------
                                                                       4,231,031

ELECTRONICS - 2.09%
Adaptec, Inc. *                                             25,015        97,058
Analogic Corp. (a)                                           3,287       165,402
Ansoft Corp. *                                               1,642        39,671
August Technology Corp. * (a)                                4,366        50,864
Bel Fuse, Inc., Class B                                      2,738        83,673
Belden CDT, Inc. (a)                                        10,506       222,727
Bell Microproducts, Inc. * (a)                               7,010        65,894
Checkpoint Systems, Inc. *                                   8,474    $  149,990
CTS Corp. (a)                                                8,437       103,691
Cubic Corp. (a)                                              3,728        66,135
Daktronics, Inc. (a)                                         3,588        71,796
Electro Scientific Industries, Inc. *                        6,470       115,684
Enersys *                                                   10,642       145,051
Engineered Support Systems, Inc. (a)                         9,275       332,323
Fargo Electronics, Inc. *                                    3,089        61,749
FEI Company * (a)                                            5,396       123,083
Franklin Electric, Inc.                                      5,108       197,424
Hutchinson Technology, Inc. * (a)                            5,636       217,042
Identix, Inc. * (a)                                         20,167       101,440
II-VI, Inc. *                                                5,296        97,394
Imation Corp. (a)                                            7,467       289,645
Integrated Silicon Solution, Inc. * (a)                      8,435        62,503
Intermagnetics General Corp. *                               6,396       196,741
Itron, Inc. * (a)                                            5,199       232,291
Keithley Instruments, Inc.                                   3,096        47,709
Kemet Corp. * (a)                                           19,314       121,678
LaBarge, Inc. *                                              2,588        46,972
LeCroy Corp. *                                               3,041        41,814
LoJack Corp. *                                               4,116        72,277
Measurement Specialties, Inc. * (a)                          2,875        66,729
Medis Technologies, Ltd. * (a)                               3,500        58,100
Mentor Graphics Corp. *                                     17,557       179,959
Mercury Computer Systems, Inc. * (a)                         4,778       130,774
OSI Systems, Inc. * (a)                                      3,546        55,991
Park Electrochemical Corp.                                   4,627       116,601
Photon Dynamics, Inc. * (a)                                  3,848        79,307
Portalplayer, Inc. * (a)                                     3,406        70,913
Rogers Corp. *                                               3,700       150,035
Spatialight, Inc. * (a)                                      7,034        39,883
Supertex, Inc. *                                             2,649        46,781
Sycamore Networks, Inc. * (a)                               39,044       134,702
Taser International, Inc. * (a)                             13,651       137,056
Technitrol, Inc.                                             9,172       129,600
TTM Technologies, Inc. *                                     9,372        71,321
Universal Display Corp. * (a)                                5,565        57,208
Varian, Inc. *                                               7,686       290,454
Viisage Technology, Inc. *                                   7,685        34,429
X-Rite, Inc.                                                 5,277        60,738
                                                                      ----------
                                                                       5,530,302

ENERGY - 0.50%
Evergreen Solar, Inc. *                                      9,019        57,992
Fuelcell Energy, Inc. * (a)                                 10,874       111,024
Hanover Compressor Company * (a)                            17,624       202,852
Headwaters, Inc. * (a)                                       9,285       319,218
KFx, Inc. * (a)                                             13,210       188,771

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

ENERGY (CONTINUED)
New Jersey Resources Corp. (a)                               6,357    $  306,725
Pioneer Drilling Company *                                   4,644        70,868
Quantum Fuel Systems Technologies
Worldwide, Inc. *                                           10,832        54,160
                                                                      ----------
                                                                       1,311,610

FINANCIAL SERVICES - 2.50%
Accredited Home Lenders Holding Company * (a)                3,949       173,756
Ace Cash Express, Inc. *                                     2,756        70,443
Actrade Financial Technologies, Ltd. * (a)                     722           917
Advance America Cash Advance Centers, Inc. (a)              15,372       245,952
Advanta Corp., Class B (a)                                   4,478       126,101
Archipelago Holdings, Inc. * (a)                             6,605       257,529
Asset Acceptance Capital Corp. *                             2,099        54,385
Asta Funding, Inc. (a)                                       2,445        67,922
Bankrate, Inc. *                                             2,221        44,731
BKF Capital Group, Inc.                                      1,776        67,328
Calamos Asset Management, Inc.                               5,263       143,364
Charter Municipal Mortgage Acceptance
   Company, SBI (a)                                          9,325       204,777
City Holding Company                                         4,029       147,139
Collegiate Funding Services *                                3,640        53,071
Commercial Capital Bancorp, Inc.                            10,017       167,384
Danielson Holding Corp. * (a)                               24,188       294,368
Delphi Financial Group, Inc.                                 6,347       280,220
E Loan, Inc. * (a)                                          13,504        45,103
Encore Capital Group, Inc. * (a)                             3,434        58,378
Federal Agricultural Mortgage Corp.,
   Class C (a)                                               2,934        64,695
Financial Federal Corp. (a)                                  4,062       156,956
Gabelli Asset Management, Inc., Class A                      1,796        79,365
Harbor Florida Bancshares, Inc. (a)                          4,990       186,826
International Securities Exchange Inc. *                     2,549        64,005
Investment Technology Group, Inc. * (a)                      8,959       188,318
Investors Real Estate Trust, SBI (a)                        11,555       111,621
Ipayment, Inc. *                                             2,788       101,818
ITLA Capital Corp. *                                         1,564        84,300
Knight Capital Group, Inc. * (a)                            23,927       182,324
LaBranche & Company, Inc. * (a)                             12,199        76,854
MarketAxess Holdings, Inc. *                                 5,464        61,743
Metris Companies, Inc. *                                    13,110       189,571
Moneygram International, Inc. (a)                           19,452       371,922
Nasdaq Stock Market, Inc. *                                 10,055       189,637
National Financial Partners Corp.                            7,927       310,263
NBT Bancorp, Inc.                                            7,544       178,340
Ocwen Financial Corp. * (a)                                  8,360        56,514
optionsXpress Holdings Inc. (a)                              4,776        72,595
Piper Jaffray Companies, Inc. *                              4,610       140,282
Portfolio Recovery Associates, Inc. * (a)                    3,585       150,642
Sanders Morris Haris Group, Inc. (a)                         3,437        59,116
Stifel Financial Corp. *                                     2,509    $   60,618
SWS Group, Inc.                                              3,933        67,569
Tarragon Realty Investments, Inc. * (a)                      2,545        64,261
UMB Financial Corp. (a)                                      3,678       209,756
United Community Financial Corp.                             7,578        82,903
Waddell & Reed Financial, Inc., Class A (a)                 17,086       316,091
World Acceptance Corp. *                                     4,474       134,444
WSFS Financial Corp.                                         1,610        88,083
                                                                      ----------
                                                                       6,604,300

FOOD & BEVERAGES - 1.68%
American Italian Pasta Company, Class A (a)                  4,258        89,503
Bob Evans Farms, Inc. (a)                                    8,069       188,169
Buffalo Wild Wings, Inc. * (a)                               1,739        54,257
Chiquita Brands International, Inc. (a)                      9,305       255,515
Coca-Cola Bottling Company (a)                               1,400        70,756
Corn Products International, Inc.                           16,805       399,287
Denny's Corp. *                                             21,104       105,520
Domino's Pizza, Inc.                                         7,096       157,957
Fisher Communications, Inc. * (a)                            1,743        82,426
Flowers Foods, Inc.                                          7,559       267,286
Gold Kist, Inc. * (a)                                       11,646       251,321
Green Medium Term Note Coffee, Inc. *                        1,234        41,870
Hain Celestial Group, Inc. * (a)                             6,746       131,547
Hansen Natural Corp. * (a)                                   1,675       141,906
J & J Snack Foods Corp.                                      1,665        87,163
John B. Sanfilippo & Son, Inc. * (a)                         2,220        51,193
Lance, Inc.                                                  7,125       122,621
Nuco2, Inc. * (a)                                            2,615        67,127
Peets Coffee & Tea, Inc. *                                   3,300       109,032
Performance Food Group Company *                            10,596       320,105
Ralcorp Holdings, Inc.                                       6,679       274,841
Sanderson Farms, Inc.                                        4,108       186,668
Seabord Corp.                                                   80       133,120
Sensient Technologies Corp.                                 10,869       224,010
Spartan Stores, Inc. *                                       4,945        72,543
Texas Roadhouse, Inc. * (a)                                  4,762       165,479
The Steak & Shake Company *                                  6,453       120,155
Tootsie Roll Industries, Inc.                                5,700       166,725
USANA Health Sciences, Inc. * (a)                            2,323        98,263
                                                                      ----------
                                                                       4,436,365

FOREST PRODUCTS - 0.06%
Caraustar Industries, Inc. *                                 6,759        70,970
Deltic Timber Corp. (a)                                      2,449        93,135
                                                                      ----------
                                                                         164,105

FUNERAL SERVICES - 0.11%
Alderwoods Group, Inc. *                                     9,131       131,212
Stewart Enterprises, Inc., Class A                          23,824       155,809
                                                                      ----------
                                                                         287,021

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

FURNITURE & FIXTURES - 0.36%
American Woodmark Corp. (a)                                   2,684   $   80,547
Ethan Allen Interiors, Inc. (a)                               7,755      259,870
Furniture Brands International, Inc. (a)                     10,784      233,042
Hooker Furniture Corp. (a)                                    2,719       47,501
Kimball International, Inc., Class B                          6,020       79,464
La-Z-Boy, Inc. (a)                                           11,722      170,790
Stanley Furniture Company, Inc.                               3,643       89,472
                                                                      ----------
                                                                         960,686

GAS & PIPELINE UTILITIES - 1.14%
American States Water Company                                 4,291      126,027
Aquila, Inc. * (a)                                           53,784      194,160
Bill Barrett Corp. * (a)                                      2,975       88,000
California Water Service Group (a)                            4,090      153,539
Crosstex Energy, Inc.                                         1,564       75,541
Global Industries, Ltd. *                                    18,917      160,794
Middlesex Water Company                                       4,185       81,273
Nicor, Inc. (a)                                               9,726      400,419
Northwest Natural Gas Company (a)                             6,508      248,866
Peoples Energy Corp. (a)                                      8,437      366,672
South Jersey Industries, Inc.                                 3,327      203,346
Southwest Gas Corp.                                           8,875      226,401
Southwest Water Company (a)                                   5,537       65,503
The Laclede Group, Inc.                                       5,039      160,039
Transmontaigne, Inc. * (a)                                    8,692       91,266
WGL Holdings, Inc.                                           10,926      367,551
                                                                      ----------
                                                                       3,009,397

GOLD - 0.03%
Royal Gold, Inc. (a)                                          4,023       80,943

HEALTHCARE PRODUCTS - 2.74%
Advanced Neuromodulation Systems, Inc. * (a)                  4,497      178,441
Align Technology, Inc. * (a)                                 13,950      102,811
American Medical Systems Holdings, Inc. *                    15,627      322,698
Animas Corp. *                                                2,947       59,382
Arthrocare Corp. * (a)                                        5,457      190,668
Aspect Medical Systems, Inc. *                                3,717      110,544
Biosite, Inc. * (a)                                           3,788      208,302
Bruker BioSciences Corp. *                                    9,125       36,409
Caliper Life Sciences, Inc. *                                 7,297       40,863
Cantel Medical Corp. *                                        2,706       44,270
Computer Programs & Systems, Inc.                             1,855       69,136
Cyberonics, Inc. * (a)                                        4,781      207,448
Cypress Biosciences, Inc. *                                   6,942       91,634
Diagnostic Products Corp.                                     5,160      244,223
DJ Orthopedics, Inc. *                                        4,898      134,352
Encore Medical Corp. * (a)                                    9,635       53,474
EPIX Medical, Inc. * (a)                                      5,580       49,383
Foxhollow Technologies, Inc. *                                3,138      120,091
Haemonetics Corp. *                                           5,840      237,338
Health Tronics, Inc. *                                        7,886   $  102,439
Hologic, Inc. *                                               4,934      196,127
ICU Medical, Inc. *                                           3,248      104,488
Intralase Corp. *                                             3,040       59,645
Inverness Medical Innovations, Inc. * (a)                     3,889      106,170
Ista Pharmaceuticals, Inc. *                                  3,482       28,970
Kensey Nash Corp. * (a)                                       2,317       70,066
Kyphon, Inc. * (a)                                            6,573      228,675
LCA-Vision, Inc. (a)                                          4,542      220,105
LifeCell Corp. * (a)                                          6,672      105,484
Lifeline Systems, Inc. *                                      2,899       93,116
Mannkind Corp * (a)                                           3,872       38,914
Merit Medical Systems, Inc. *                                 6,293       96,975
Nuvasive, Inc. * (a)                                          3,759       62,475
Owens & Minor, Inc.                                           9,055      292,929
Polymedica Corp.                                              6,321      225,407
Priority Healthcare Corp., Class B * (a)                      7,924      200,953
PSS World Medical, Inc. * (a)                                14,876      185,206
Somanetics Corp. *                                            2,589       58,175
SonoSite, Inc. * (a)                                          3,581      111,154
STERIS Corp.                                                 15,574      401,342
SurModics, Inc. *                                             3,468      150,407
Sybron Dental Specialties, Inc. *                             9,065      341,025
Symmetry Medical, Inc. *                                      1,951       45,927
The Medicines Company *                                      11,070      258,927
Thermogenesis Corp. * (a)                                    11,367       49,446
Thoratec Corp. * (a)                                         10,944      167,881
Tripath Imaging, Inc. * (a)                                   7,076       60,571
Ventana Medical Systems, Inc. * (a)                           7,045      283,420
Viasys Healthcare, Inc. *                                     7,092      160,208
Wright Medical Group, Inc. *                                  6,612      176,540
Zoll Medical Corp. *                                          2,432       61,894
                                                                      ----------
                                                                       7,246,528

HEALTHCARE SERVICES - 1.70%
Allied Healthcare International, Inc. *                       7,368       52,165
Amedisys, Inc. * (a)                                          3,502      128,804
America Service Group, Inc. *                                 2,655       42,082
American Dental Partners, Inc. *                              2,263       55,240
American Healthways, Inc. * (a)                               7,414      313,390
American Retirement Corp. *                                   6,394       93,480
AMN Healthcare Services, Inc. * (a)                           2,735       41,107
Apria Healthcare Group, Inc. * (a)                           10,828      375,082
AVANIR Pharmaceuticals * (a)                                 24,857       69,600
Barrier Therapeutics, Inc. *                                  3,427       27,176
CorVel Corp. * (a)                                            1,645       41,322
Cross Country Healthcare, Inc. *                              7,408      125,936
Eclipsys Corp. *                                              8,648      121,677
Genesis HealthCare Corp. * (a)                                4,399      203,586

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
Hooper Holmes, Inc.                                          15,469   $   64,196
Horizon Health Corp. *                                        2,613       61,118
Kindred Healthcare, Inc. *                                    6,313      250,058
LabOne, Inc. * (a)                                            3,948      157,170
Magellan Health Services, Inc. * (a)                          6,004      212,001
National Healthcare Corp. (a)                                 1,537       54,271
NeighborCare, Inc. *                                          8,517      282,509
Nitromed, Inc. * (a)                                          2,861       55,646
Odyssey Healthcare, Inc. * (a)                                7,795      112,404
PainCare Holdings, Inc. * (a)                                10,141       43,911
Pediatrix Medical Group, Inc. *                               5,071      372,921
Per-Se Technologies, Inc. * (a)                               4,974      104,553
Phase Forward, Inc. *                                         5,722       38,910
Radiation Therapy Services, Inc. *                            2,516       66,800
Star Scientific, Inc. * (a)                                   8,310       37,146
Symbion, Inc. *                                               3,966       94,589
The Advisory Board Company *                                  4,332      211,142
United Surgical Partners International, Inc. * (a)            6,444      335,604
US Physical Therapy, Inc. *                                   3,149       60,398
Vistacare, Inc. * (a)                                         2,624       48,465
Wellcare Health Plans, Inc. *                                 4,135      146,834
                                                                      ----------
                                                                       4,501,293

HOMEBUILDERS - 0.28%
Champion Enterprises, Inc. *                                 17,024      169,218
Comstock Homebuilding Companies, Inc. *                       1,324       32,067
Schottenstein Homes, Inc. (a)                                 2,780      150,398
Walter Industries, Inc. (a)                                   8,114      326,183
William Lyon Homes, Inc. * (a)                                  573       55,587
                                                                      ----------
                                                                         733,453

HOTELS & RESTAURANTS - 1.79%
AFC Enterprises, Inc. *                                       4,572       60,259
Ameristar Casinos, Inc. (a)                                   5,615      146,495
Argosy Gaming Company *                                       6,698      312,194
Aztar Corp. * (a)                                             7,818      267,766
BJ's Restaurants, Inc. * (a)                                  3,557       72,349
California Pizza Kitchen, Inc. * (a)                          4,496      122,606
CEC Entertainment, Inc. * (a)                                 7,778      327,376
CKE Restaurants, Inc. * (a)                                  13,154      183,104
Dave & Buster's, Inc. * (a)                                   3,671       67,693
IHOP Corp.                                                    4,547      197,294
Jack In the Box, Inc. *                                       8,061      305,673
Krispy Kreme Doughnuts, Inc. * (a)                           12,441       86,589
La Quinta Corp. * (a)                                        40,475      377,632
Landry's Restaurants, Inc. (a)                                3,620      108,926
Lodgian, Inc. *                                               5,983       61,445
Lone Star Steakhouse & Saloon, Inc.                           4,172      126,871
Luby's Cafeterias, Inc. *                                     5,888       70,362
Magna Entertainment Corp., Class A * (a)                      9,410   $   53,072
Marcus Corp.                                                  4,875      103,447
MTR Gaming Group, Inc. *                                      5,806       67,582
O'Charley's, Inc. *                                           5,153       91,002
P.F. Chang's China Bistro, Inc. * (a)                         5,807      342,497
Papa Johns International, Inc. * (a)                          2,537      101,404
RARE Hospitality International, Inc. *                        7,734      235,655
Red Robin Gourmet Burgers, Inc. * (a)                         3,173      196,663
Ruby Tuesday, Inc.                                           14,261      369,360
Ryan's Restaurant Group, Inc. *                               9,662      135,365
Triarc Companies, Inc. (a)                                    8,831      131,229
                                                                      ----------
                                                                       4,721,910

HOUSEHOLD APPLIANCES - 0.30%
Consolidated Tomoka Land Company (a)                          1,332      114,552
Drew Industries, Inc. *                                       1,886       85,624
Jacuzzi Brands, Inc. *                                       17,190      184,449
Libbey, Inc.                                                  3,669       58,007
Maytag Corp.                                                 17,748      277,934
Technical Olympic USA, Inc. (a)                               3,436       83,426
                                                                      ----------
                                                                         803,992

HOUSEHOLD PRODUCTS - 0.50%
Blyth, Inc.                                                   6,165      172,928
Central Garden & Pet Company *                                4,456      218,879
Martha Stewart Living Omnimedia, Inc., Class A * (a)          5,037      146,980
Select Comfort Corp. * (a)                                    8,124      174,097
Topps, Inc.                                                   9,240       92,677
Tupperware Corp.                                             11,961      279,529
TurboChef Technologies, Inc. *                                2,942       52,721
Water Pik Technology, Inc. *                                  3,428       65,303
WD-40 Company                                                 4,265      119,121
                                                                      ----------
                                                                       1,322,235

INDUSTRIAL MACHINERY - 2.05%
Actuant Corp., Class A * (a)                                  5,990      287,161
AGCO Corp. * (a)                                             19,834      379,226
Albany International Corp., Class A                           6,498      208,651
Badger Meter, Inc.                                            1,553       64,139
Briggs & Stratton Corp.                                      11,391      394,357
Cascade Corp.                                                 2,848      123,176
Ceradyne Inc. * (a)                                           5,475      131,783
Circor International, Inc.                                    3,915       96,583
Cognex Corp.                                                  9,243      242,074
Dionex Corp. *                                                4,578      199,647
Energy Conversion Devices, Inc. * (a)                         5,172      115,749
EnPro Industries, Inc. *                                      4,721      136,295
Flowserve Corp. *                                            12,374      374,437
Gardner Denver, Inc. *                                        5,683      199,360
Gehl Company *                                                1,747       68,028

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY (CONTINUED)
Kadant, Inc. * (a)                                            3,604   $   79,036
Kennametal, Inc.                                              8,427      386,378
Lindsay Manufacturing Company (a)                             2,960       69,797
Lufkin Industries, Inc. (a)                                   3,280      118,014
Manitowoc, Inc.                                               6,663      273,316
Middleby Corp. * (a)                                          1,236       65,335
NACCO Industries, Inc., Class A (a)                           1,178      126,305
Presstek, Inc. * (a)                                          6,990       79,127
Robbins & Myers, Inc. (a)                                     3,049       65,584
Rofin Sinar Technologies, Inc. * (a)                          3,478      114,078
Stewart & Stevenson Services, Inc.                            6,577      149,035
Tecumseh Products Company, Class A                            3,837      105,287
Tennant Company (a)                                           2,053       72,697
Tredegar Industries, Inc.                                     6,589      102,788
UNOVA, Inc. * (a)                                            10,933      291,146
Valmont Industries, Inc. (a)                                  4,081      105,290
Watts Industries, Inc., Class A (a)                           5,719      191,529
                                                                      ----------
                                                                       5,415,408

INDUSTRIALS - 0.26%
Brookfield Homes Corp.                                        3,309      150,891
Clean Harbors, Inc. * (a)                                     3,497       75,815
Crane Company                                                11,527      303,160
GrafTech International, Ltd. *                               21,831       93,873
Intevac, Inc. * (a)                                           5,009       52,444
                                                                      ----------
                                                                         676,183

INSURANCE - 2.27%
21st Century Insurance Group                                  7,775      115,381
Affirmative Insurance Holdings, Inc. (a)                      2,685       42,557
Alfa Corp. (a)                                                8,112      119,409
American Equity Investment Life Holding
   Company (a)                                                7,565       89,872
American Physicians Capital, Inc. *                           2,016       74,894
Argonaut Group, Inc. * (a)                                    6,582      151,978
Bristol West Holdings, Inc. (a)                               4,125       75,488
CenturyBusiness Services, Inc. *                             15,233       61,694
Ceres Group, Inc. * (a)                                       9,972       60,630
Citizens, Inc. Class A * (a)                                  9,023       55,040
Crawford & Company, Class B                                   6,894       51,154
Direct General Corp. (a)                                      3,741       69,620
Donegal Group, Inc.                                           2,975       59,381
FBL Financial Group, Inc., Class A                            3,320       91,665
First Acceptance Corp. * (a)                                  4,379       41,425
FPIC Insurance Group, Inc. * (a)                              2,525       74,058
Fremont General Corp.                                        14,539      353,734
Harleysville Group, Inc.                                      3,390       70,817
Hilb, Rogal and Hamilton Company (a)                          7,231      248,746
Horace Mann Educators Corp.                                   9,919      186,676
Infinity Property & Casualty Corp. (a)                        4,772      166,447
KMG America Corp. *                                           5,791   $   57,563
LandAmerica Financial Group, Inc. (a)                         4,052      240,567
Liberty Corp. (a)                                             3,761      138,442
Midland Company (a)                                           2,663       93,711
National Western Life Insurance Company,
   Class A *                                                    568      110,130
Navigators Group, Inc. *                                      2,356       81,447
Ohio Casualty Corp.                                          14,256      344,710
Phoenix Companies, Inc. (a)                                  21,390      254,541
PICO Holdings, Inc. * (a)                                     2,183       64,966
PMA Capital Corp., Class A * (a)                              8,113       71,638
Presidential Life Corp. (a)                                   5,095       87,175
ProAssurance Corp. * (a)                                      6,078      253,817
RLI Corp.                                                     5,235      233,481
Safety Insurance Group Inc. (a)                               2,805       94,697
Selective Insurance Group, Inc.                               6,544      324,255
State Auto Financial Corp.                                    3,406      105,722
Stewart Information Services Corp.                            3,929      165,018
Triad Guaranty, Inc. *                                        2,240      112,874
U.S.I. Holdings Corp. * (a)                                  10,422      134,235
UICI                                                          7,976      237,446
United Fire & Casualty Company                                3,604      160,090
Universal American Financial Corp. *                          5,794      131,060
Zenith National Insurance Corp.                               3,609      244,907
                                                                      ----------
                                                                       6,003,158

INTERNATIONAL OIL - 0.18%
ATP Oil & Gas Corp. *                                         4,182       97,859
Callon Petroleum Company *                                    3,302       48,804
Cheniere Energy, Inc. *                                      10,733      333,796
                                                                      ----------
                                                                         480,459

INTERNET CONTENT - 0.86%
Alloy, Inc. * (a)                                             8,354       42,940
AMICAS, Inc. *                                               11,749       53,223
Applied Digital Solutions, Inc. *                            14,430       47,475
Audible, Inc. *                                               5,435       94,406
Autobytel, Inc. * (a)                                         9,969       48,150
CMGI, Inc. * (a)                                            107,576      203,319
CNET Networks, Inc. * (a)                                    28,941      339,767
Digitas, Inc. * (a)                                          20,046      228,725
Harris Interactive, Inc. *                                   11,953       58,211
InfoSpace, Inc. * (a)                                         7,369      242,661
Intermix Media, Inc. * (a)                                    6,280       52,564
Internet Cap Group, Inc. *                                    8,886       65,134
iVillage, Inc. * (a)                                         10,725       64,135
Jupitermedia Corp. * (a)                                      4,531       77,616
NetFlix, Inc. * (a)                                           8,201      134,578
Netratings, Inc. * (a)                                        3,406       46,322
Niku Corp. *                                                  2,211       45,834

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

INTERNET CONTENT (CONTINUED)
ProQuest Company *                                            5,705   $  187,067
Schawk, Incorporated, Class A (a)                             3,029       75,725
Sohu.com, Inc. * (a)                                          5,556      121,787
WebSideStory, Inc. *                                          2,324       34,070
                                                                      ----------
                                                                       2,263,709

INTERNET RETAIL - 0.32%
1-800-Flowers.com, Inc. * (a)                                 6,689       47,091
Ariba, Inc. * (a)                                            14,839       86,066
Drugstore.com, Inc. * (a)                                    15,704       65,486
Navarre Corp. * (a)                                           5,945       47,530
NetIQ Corp. * (a)                                            12,184      138,288
Nutri/System, Inc. *                                          5,090       75,129
Overstock.com, Inc. * (a)                                     2,559       91,100
Priceline.com, Inc. * (a)                                     5,613      130,951
Provide Commerce, Inc. *                                      1,881       40,611
Redback Networks, Inc. *                                      9,652       61,580
Stamps.com, Inc. * (a)                                        3,676       68,925
                                                                      ----------
                                                                         852,757

INTERNET SERVICE PROVIDER - 0.45%
Avocent Corp. *                                              11,087      289,814
Blue Coat Systems, Inc. * (a)                                 2,391       71,443
C-COR.net Corp. * (a)                                        10,947       74,987
Earthlink, Inc. * (a)                                        28,483      246,663
eSPEED, Inc., Class A *                                       4,957       44,167
HomeStore.com, Inc. *                                        33,767       68,547
Online Resources Corp. *                                      5,228       59,129
Terremark Worldwide, Inc. *                                   7,082       49,574
TriZetto Group, Inc. *                                        9,608      134,608
United Online, Inc.                                          13,624      147,956
                                                                      ----------
                                                                       1,186,888

INTERNET SOFTWARE - 1.12%
Agile Software Corp. *                                       12,381       78,000
Click Commerce, Inc. *                                        1,889       43,390
Cybersource Corp. *                                           6,572       48,041
Digital River, Inc. * (a)                                     7,654      243,014
E.piphany, Inc. * (a)                                        18,524       64,464
eResearch Technology, Inc. * (a)                             11,313      151,481
Internet Security Systems, Inc. *                             8,727      177,071
Interwoven, Inc. *                                            9,585       72,175
Keynote Systems, Inc. *                                       4,652       54,289
Lionbridge Technologies, Inc. * (a)                          10,197       69,136
MatrixOne, Inc. * (a)                                        12,203       61,015
NIC, Inc. *                                                   8,351       38,582
Openwave Systems, Inc. * (a)                                 15,393      252,445
RealNetworks, Inc. * (a)                                     25,754      127,997
RSA Security, Inc. *                                         15,873      182,222
S1 Corp. * (a)                                               15,997       75,346
Safenet, Inc. * (a)                                           5,529      188,318
Sapient Corp. *                                              18,094   $  143,485
Stellent, Inc. *                                              6,124       45,930
SupportSoft, Inc. *                                          10,142       52,637
TIBCO Software, Inc. *                                       48,227      315,405
VASCO Data Security International, Inc. * (a)                 5,510       53,447
Verity, Inc. *                                                8,682       76,141
Vignette Corp. *                                              6,691       75,274
WebEx Communications, Inc. * (a)                              7,379      194,879
WebMethods, Inc. * (a)                                       12,308       68,925
                                                                      ----------
                                                                       2,953,109

INVESTMENT COMPANIES - 0.33%
Apollo Investment Corp. (a)                                  14,076      259,421
Ares Cap Corp. (a)                                            5,531       98,618
Capital Southwest Corp. (a)                                     804       72,095
Gladstone Capital Corp. (a)                                   3,306       77,360
Harris & Harris Group, Inc. * (a)                             4,187       49,867
MCG Capital Corp. (a)                                        10,901      186,189
NGP Capital Resources Co. (a)                                 4,650       69,424
Technology Investment Capital Corp.                           3,415       50,542
                                                                      ----------
                                                                         863,516

LEISURE TIME - 1.59%
4Kids Entertainment, Inc. * (a)                               3,173       63,079
Alliance Gaming Corp. * (a)                                  11,522      161,538
Arctic Cat, Inc. (a)                                          3,337       68,509
Atari, Inc. *                                                11,449       31,828
Blockbuster, Inc., Class A (a)                               42,619      388,685
Bluegreen Corp. *                                             4,665       81,218
Callaway Golf Company                                        17,184      265,149
Carmike Cinemas, Inc.                                         3,053       93,666
Churchill Downs, Inc. (a)                                     1,909       81,113
Gaylord Entertainment Company *                               9,058      421,106
Handleman Company (a)                                         5,226       86,281
Isle of Capri Casinos, Inc. *                                 3,325       87,115
K2, Inc. * (a)                                               10,762      136,462
Lakes Gaming, Inc. * (a)                                      3,669       56,503
Life Time Fitness, Inc. *                                     5,350      175,533
Mikohn Gaming Corp. *                                         5,347       78,735
Monarch Casino & Resort, Inc. *                               2,272       50,075
Movie Gallery, Inc. (a)                                       5,646      149,224
Multimedia Games, Inc. * (a)                                  6,363       70,057
Pinnacle Entertainment, Inc. * (a)                            9,246      180,852
RC2 Corp. * (a)                                               4,110      154,413
Riviera Holdings Corp. * (a)                                  2,140       48,471
Shuffle Master, Inc. * (a)                                    8,055      225,782
Six Flags, Inc. * (a)                                        20,822       96,822
Speedway Motorsports, Inc.                                    3,606      131,835
Steinway Musical Instruments, Inc. * (a)                      1,948       57,193
Sturm Ruger & Company, Inc. (a)                               5,742       48,061

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

LEISURE TIME (CONTINUED)
Sunterra Corp. * (a)                                          4,641   $   75,231
The Nautilus Group, Inc. (a)                                  7,474      213,009
Vail Resorts, Inc. *                                          7,081      198,976
West Marine, Inc. * (a)                                       3,225       58,244
WMS Industries, Inc. * (a)                                    4,780      161,325
                                                                      ----------
                                                                       4,196,090

LIFE SCIENCES - 0.20%
American Ecology Corp.                                        3,264       58,426
Incyte Corp. * (a)                                           18,661      133,426
Ionatron, Inc. *                                              5,419       46,549
Senomyx, Inc. *                                               4,850       80,073
Symyx Technologies, Inc. * (a)                                7,363      206,017
                                                                      ----------
                                                                         524,491

LIQUOR - 0.07%
Boston Beer Company, Inc. * (a)                               2,690       60,363
Central European Distribution Corp. * (a)                     3,081      115,014
                                                                      ----------
                                                                         175,377

MANUFACTURING - 1.18%
Acuity Brands, Inc. (a)                                       9,930      255,102
Barnes Group, Inc.                                            4,037      133,625
Blout International, Inc. *                                   6,780      113,158
Coherent, Inc. *                                              6,918      249,117
ESCO Technologies, Inc. *                                     2,873      289,598
Hexcel Corp. * (a)                                           10,612      179,555
Kaydon Corp. (a)                                              6,451      179,660
Lancaster Colony Corp.                                        6,088      261,297
Mine Safety Appliances Company (a)                            6,490      299,838
Nordson Corp. (a)                                             6,320      216,650
Raven Industries, Inc. (a)                                    3,685       86,303
Shaw Group, Inc. * (a)                                       17,254      371,133
Thomas Industries, Inc.                                       3,532      141,139
York International Corp. (a)                                  9,318      354,084
                                                                      ----------
                                                                       3,130,259

MEDICAL-HOSPITALS - 0.59%
AmSurg Corp. * (a)                                            6,617      183,225
Centene Corp. *                                               9,391      315,350
Cepheid, Inc. * (a)                                           9,786       71,829
IRIS International, Inc. *                                    3,884       69,135
Laserscope * (a)                                              4,488      185,983
Medcath Corp. *                                               1,713       47,604
Palomar Medical Technologies, Inc. * (a)                      3,909       93,503
Psychiatric Solutions, Inc. *                                 4,589      223,530
RehabCare Group, Inc. *                                       3,827      102,296
Sunrise Senior Living, Inc. * (a)                             3,647      196,865
Vital Images, Inc. * (a)                                      3,150       56,543
                                                                      ----------
                                                                       1,545,863

METAL & METAL PRODUCTS - 0.72%
A. M. Castle & Company *                                      2,788       43,102
Commercial Metals Company                                    13,479   $  321,070
Earle M. Jorgensen Company *                                  4,292       34,551
Gibraltar Industries, Inc.                                    5,596      103,750
Matthews International Corp., Class A                         7,375      287,330
Metal Management, Inc.                                        4,850       93,848
Metals USA, Inc. * (a)                                        4,563       86,788
Mueller Industries, Inc.                                      8,273      224,198
NN, Inc. (a)                                                  4,796       60,813
Quanex Corp. (a)                                              5,591      296,379
Reliance Steel & Aluminum Company (a)                         6,393      236,989
Sun Hydraulics, Inc.                                          1,126       40,975
Titanium Metals Corp. * (a)                                   1,270       72,123
                                                                      ----------
                                                                       1,901,916

MINING - 0.83%
Alpha Natural Resources, Inc. *                               6,571      156,916
AMCOL International Corp.                                     5,010       94,138
Brush Wellman, Inc. *                                         4,522       64,484
Charles & Colvard, Ltd. (a)                                   2,984       73,260
Cleveland-Cliffs, Inc. (a)                                    4,887      282,273
Coeur d'Alene Mines Corp. * (a)                              52,860      191,882
Compass Minerals International, Inc. (a)                      4,600      107,640
Hecla Mining Company * (a)                                   26,106      119,043
Lincoln Electric Holding, Inc.                                8,221      272,526
Oregon Steel Mills, Inc. * (a)                                7,953      136,871
Penn Virginia Corp.                                           4,235      189,177
RTI International Metals, Inc. *                              5,034      158,118
Stillwater Mining Company *                                   9,178       68,101
USEC, Inc. (a)                                               19,247      281,776
                                                                      ----------
                                                                       2,196,205

MOBILE HOMES - 0.28%
Coachmen Industries, Inc.                                     4,181       52,388
Fleetwood Enterprises, Inc. * (a)                            12,467      126,540
Skyline Corp.                                                 1,895       75,667
Thor Industries, Inc.                                         7,743      243,363
Winnebago Industries, Inc. (a)                                7,464      244,446
                                                                      ----------
                                                                         742,404

NEWSPAPERS - 0.06%
Journal Register Company * (a)                                9,811      171,791

OFFICE FURNISHINGS & SUPPLIES - 0.38%
Global Imaging Systems, Inc. *                                5,288      168,476
IKON Office Solutions, Inc.                                  25,604      243,494
Imagistics International, Inc. *                              3,720      104,160
The Standard Register Company                                 4,420       69,880
TRM Corp. *                                                   2,612       43,934
United Stationers, Inc. *                                     7,373      362,014
                                                                      ----------
                                                                         991,958

PAPER - 0.52%
Bowater, Inc.                                                12,210      395,238

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

PAPER (CONTINUED)
Buckeye Technologies, Inc. *                                  7,310   $   58,261
Chesapeake Corp.                                              4,560       95,486
Mercer International, Inc. *                                  7,294       53,173
Neenah Paper, Inc.                                            3,460      107,156
P.H. Glatfelter Company                                      10,200      126,480
Potlatch Corp.                                                6,363      332,976
Rock-Tenn Company, Class A                                    6,870       86,906
Wausau-Mosinee Paper Corp.                                    9,684      116,014
                                                                      ----------
                                                                       1,371,690

PETROLEUM SERVICES - 1.34%
Atwood Oceanics, Inc. *                                       3,024      186,157
Cal Dive International, Inc. * (a)                            8,718      456,562
Grey Wolf, Inc. * (a)                                        43,090      319,297
Gulfmark Offshore, Inc. *                                     3,751      102,440
Hornbeck Offshore Services, Inc. *                            3,433       93,000
Input/Output, Inc. * (a)                                     15,657       98,326
Lone Star Technologies, Inc. *                                6,678      303,849
Newpark Resources, Inc. * (a)                                19,036      142,770
Oceaneering International, Inc. *                             5,955      230,161
PetroHawk Energy Corp. *                                      5,887       63,579
Petroleum Development Corp. *                                 3,871      123,291
RPC, Inc.                                                     3,766       63,721
SEACOR SMIT, Inc. * (a)                                       3,711      238,617
Superior Energy Services, Inc. *                             17,592      313,138
TODCO *                                                      10,642      273,180
Universal Compression Holdings, Inc. *                        4,147      150,287
Veritas DGC, Inc. *                                           7,651      212,239
W-H Energy Services, Inc. *                                   6,554      163,391
                                                                      ----------
                                                                       3,534,005

PHARMACEUTICALS - 2.20%
Abgenix, Inc. * (a)                                          20,098      172,441
Adolor Corp. * (a)                                            8,957       82,852
Alexion Pharmaceuticals, Inc. * (a)                           6,285      144,806
Alkermes, Inc. * (a)                                         20,225      267,375
Amylin Pharmaceuticals, Inc. *                               23,325      488,192
Andrx Corp. *                                                16,334      331,744
Array BioPharma, Inc. *                                       7,766       48,926
Atherogenics, Inc. * (a)                                      8,471      135,367
Bentley Pharmaceuticals, Inc. *                               4,335       47,468
BioScrip, Inc. *                                              9,025       54,150
Connetics Corp. * (a)                                         7,783      137,292
Cubist Pharmaceuticals, Inc. * (a)                           12,021      158,317
Dusa Pharmaceuticals, Inc. * (a)                              4,278       39,785
Encysive Pharmaceuticals, Inc. * (a)                         13,063      141,211
Eyetech Pharmaceuticals, Inc. *                               7,553       95,470
First Horizon Pharmaceutical Corp. * (a)                      6,235      118,714
Hi-Tech Pharmacal Company, Inc. *                             1,276       40,653
Idenix Pharmaceuticals, Inc. * (a)                            2,811       60,942
Inspire Pharmaceuticals, Inc. * (a)                           9,690   $   81,590
Isis Pharmaceuticals, Inc. * (a)                             13,442       52,558
Ligand Pharmaceuticals, Inc., Class B * (a)                  16,637      115,627
Medicis Pharmaceutical Corp., Class A                        12,087      383,521
Nastech Pharmaceutical Company, Inc. *                        4,282       60,933
Noven Pharmaceuticals, Inc. * (a)                             5,404       94,462
NPS Pharmaceuticals, Inc. * (a)                               8,827      100,186
Nuvelo, Inc. * (a)                                            9,678       74,811
Onyx Pharmaceuticals, Inc. * (a)                              7,878      188,127
Pain Therapeutics, Inc. * (a)                                 6,732       45,441
Par Pharmaceutical Companies, Inc. * (a)                      7,626      242,583
Penwest Pharmaceuticals Company *                             5,238       61,913
Peregrine Pharmaceuticals, Inc. * (a)                        38,074       36,551
Pharmion Corp. *                                              5,512      127,934
Pozen, Inc. * (a)                                             5,695       46,699
Prestige Brands Holdings, Inc. *                              6,333      123,494
Regeneron Pharmaceuticals, Inc. * (a)                         7,948       66,684
Renovis, Inc. * (a)                                           4,349       66,409
Rigel Pharmaceuticals, Inc. * (a)                             4,577       91,174
Salix Pharmaceuticals, Ltd. * (a)                             8,247      145,642
Supergen, Inc. * (a)                                         11,893       58,751
United Therapeutics Corp. * (a)                               5,035      242,687
Vertex Pharmaceuticals, Inc. * (a)                           21,223      357,395
Vicuron Phamaceuticals, Inc. *                               13,682      381,728
                                                                      ----------
                                                                       5,812,605

PLASTICS - 0.05%
Spartech Corp. (a)                                            7,243      128,925

POLLUTION CONTROL - 0.13%
CUNO, Inc. * (a)                                              3,868      276,330
Duratek, Inc. *                                               3,253       75,404
                                                                      ----------
                                                                         351,734

PUBLISHING - 0.68%
Consolidated Graphics, Inc. *                                 2,623      106,940
Courier Corp.                                                 2,648      101,710
Gemstar-TV Guide International, Inc. *                       55,177      198,085
Hollinger International, Inc., Class A (a)                   13,871      138,849
Media General, Inc., Class A                                  4,850      314,086
Playboy Enterprises, Inc., Class B * (a)                      5,040       65,218
PRIMEDIA, Inc. * (a)                                         33,481      135,598
Readers Digest Association, Inc., Class A                    22,424      369,996
Scholastic Corp. * (a)                                        7,457      287,467
Thomas Nelson, Inc.                                           3,049       66,346
                                                                      ----------
                                                                       1,784,295

RAILROADS & EQUIPMENT - 0.58%
Florida East Coast Indiana, Inc. (a)                          7,289      315,614
GATX Corp. (a)                                                9,672      333,684
Genesee & Wyoming, Inc., Class A *                            5,281      143,696
Greenbrier Company, Inc.                                      1,471       39,864

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

RAILROADS & EQUIPMENT (CONTINUED)
Kansas City Southern *                                       18,188   $  367,034
RailAmerica, Inc. *                                           8,792      104,625
Wabtec Corp. (a)                                             10,478      225,067
                                                                      ----------
                                                                       1,529,584

REAL ESTATE - 6.86%
Aames Investment Corp., REIT                                  9,431       91,669
Acadia Realty Trust, REIT                                     6,514      121,486
Affordable Residential Communities, REIT (a)                  5,925       79,099
Alexander's, Inc., REIT *                                       445      110,694
Alexandria Real Estate Equities, Inc., REIT (a)               4,663      342,497
American Campus Communities, Inc., REIT (a)                   3,498       79,335
American Home Mortgage Investment Corp., REIT (a)             7,820      273,387
Amli Residential Properties Trust, REIT (a)                   5,762      180,120
Anthracite Capital, Inc., REIT                               12,177      144,297
Anworth Mortgage Asset Corp., REIT                           10,868      106,941
Arbor Realty Trust, Inc. - REIT                               3,189       91,524
Ashford Hospitality Trust, Inc., REIT                         8,325       89,910
Avatar Holdings, Inc., REIT * (a)                             1,520       76,410
Bedford Property Investments, Inc., REIT                      3,630       83,563
Bimini Mortgage Management, Inc. (a)                          5,451       76,859
BioMed Realty Trust, Inc., REIT                               7,042      167,952
Boykin Lodging Company, REIT *                                5,003       67,040
Brandywine Realty Trust, REIT                                12,250      375,463
California Coastal Communities, Inc. *                        2,072       71,215
Capital Automotive REIT                                       8,600      328,262
Capital Lease Funding, Inc., REIT                             6,120       66,402
Capital Trust, Inc., REIT (a)                                 2,892       96,622
Cedar Shopping Centers, Inc., REIT                            5,306       78,264
Colonial Properties Trust, REIT (a)                           8,637      380,028
Commercial Net Lease Realty, REIT                            11,716      239,827
Corporate Office Properties Trust, REIT                       6,566      193,369
Correctional Properties Trust, REIT                           3,249       91,947
Cousins Properties, Inc., REIT                                8,678      256,695
Criimi Mae, Inc., REIT *                                      3,787       82,746
CRT Properties, Inc., REIT (a)                                7,129      194,622
DiamondRock Hospitality Company                               5,789       65,416
EastGroup Properties, Inc., REIT                              4,892      206,002
ECC Capital Corp., REIT                                      12,940       86,180
Education Realty Trust, Inc., REIT                            5,366       98,198
Entertainment Properties Trust, REIT (a)                      5,725      263,350
Equity Inns, Inc., REIT (a)                                  12,219      162,513
Equity Lifestyle Properties, Inc., REIT                       4,387      174,427
Equity One, Inc., REIT                                        8,160      185,232
Extra Space Storage, Inc., REIT (a)                           7,311      104,767
Felcor Lodging Trust, Inc., REIT *                           11,142      161,336
Fieldstone Investment Corp., REIT                            11,030      158,832
First Industrial Realty Trust, Inc., REIT (a)                 9,372      373,943
First Potomac Realty Trust, REIT                              4,054   $  100,539
Gables Residential Trust, REIT (a)                            6,509      281,384
Getty Realty Corp., REIT                                      4,127      114,318
Glenborough Realty Trust, Inc., REIT (a)                      7,200      148,248
Glimcher Realty Trust, REIT (a)                               8,180      226,995
GMH Communities Trust, REIT (a)                               7,253      100,454
Government Properties Trust, Inc., REIT (a)                   5,991       58,233
Gramercy Captial Corp., REIT                                  3,277       80,155
Heritage Property Investment Trust, REIT (a)                  5,980      209,420
Hersha Hospitality Trust, REIT                                5,902       56,305
Highland Hospitality Corp., REIT                              9,626      100,592
Highwoods Properties, Inc., REIT                             11,684      347,716
Home Properties, Inc., REIT                                   6,847      294,558
Homebanc Corp., Georgia, REIT                                13,104      119,115
Impac Mortgage Holdings, Inc., REIT (a)                      16,575      309,124
Inland Real Estate Corp., REIT                               15,252      245,252
Innkeepers USA Trust, REIT                                    9,853      147,204
Jones Lang Lasalle, Inc. * (a)                                7,643      338,050
Kilroy Realty Corp., REIT (a)                                 6,407      304,268
Kite Realty Group Trust, REIT                                 5,120       76,800
LaSalle Hotel Properties, REIT                                6,778      222,386
Lexington Corporate Property Trust, REIT (a)                 10,939      265,927
LTC Properties, Inc., REIT                                    5,297      109,648
Luminent Mortgage Capital, Inc., REIT                         8,726       94,154
Maguire Properties, Inc., REIT                                7,716      218,671
MeriStar Hospitality Corp., REIT * (a)                       19,448      167,253
MFA Mortgage Investments, Inc., REIT                         18,340      136,633
Mid-America Apartment Communities, Inc., REIT (a)             4,458      202,482
MortgageIT Holdings, Inc., REIT (a)                           4,213       76,887
National Health Investments, Inc., REIT (a)                   5,318      149,276
Nationwide Health Properties, Inc., REIT (a)                 14,680      346,595
Newcastle Investment Corp., REIT                              9,757      294,174
NorthStar Realty Finance Corp., REIT                          5,217       54,726
Novastar Financial, Inc., REIT (a)                            5,799      227,031
Omega Healthcare Investors, REIT                             11,599      149,163
Parkway Properties, Inc., REIT                                3,229      161,482
Pennsylvania Real Estate Investment Trust, REIT (a)           8,070      383,325
Post Properties, Inc., REIT                                   8,747      315,854
Prentiss Properties Trust, REIT (a)                           9,778      356,310
PS Business Parks, Inc., REIT                                 3,803      169,043
RAIT Investment Trust, REIT                                   5,671      169,846
Ramco-Gershenson Properties Trust, REIT (a)                   3,621      106,023
Redwood Trust, Inc., REIT                                     4,253      219,455
Saul Centers, Inc., REIT                                      2,780      101,053
Saxon Capital, Inc., REIT                                    11,169      190,655
Senior Housing Properties Trust, REIT (a)                    13,200      249,612
Sizeler Property Investors, Inc., REIT                        4,903       64,720

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Sovran Self Storage, Inc., REIT (a)                          3,647   $   165,793
Spirit Finance Corp., REIT                                  14,959       175,768
Strategic Hotel Cap, Inc., REIT                              6,877       123,786
Sun Communities, Inc., REIT                                  3,775       140,392
Sunstone Hotel Investors, Inc., REIT                         5,300       128,578
Tanger Factory Outlet Centers, Inc., REIT                    6,283       169,201
Taubman Centers, Inc., REIT                                 11,238       383,103
Tower Group, Inc.                                            4,548        71,085
Town & Country Trust SBI (a)                                 4,387       125,073
Trammell Crow Company *                                      7,896       191,399
Trustreet Properties, Inc., REIT (a)                        12,997       215,880
Universal Health Realty Income Trust, REIT                   2,945       112,234
Urstadt Biddle Properties, Inc., REIT                        5,800       100,456
U-Store-It Trust, REIT (a)                                   6,479       123,425
Washington REIT (a)                                          9,406       293,467
Winston Hotels, Inc., REIT                                   6,800        76,568
                                                                     -----------
                                                                      18,135,763

RETAIL - 0.02%
Design Within Reach, Inc. * (a)                              3,150        57,015

RETAIL GROCERY - 0.37%
Nash-Finch Company (a)                                       3,028       111,249
Pathmark Stores, Inc. *                                      7,255        63,554
Ruddick Corp.                                                7,915       202,070
The Great Atlantic & Pacific Tea Company, Inc. * (a)         3,936       114,380
United Natural Foods, Inc. *                                 9,234       280,436
Weis Markets, Inc.                                           3,557       137,976
Wild Oats Markets, Inc. * (a)                                6,676        76,440
                                                                     -----------
                                                                         986,105

RETAIL TRADE - 4.77%
99 Cents Only Stores * (a)                                   9,524       121,050
A.C. Moore Arts & Crafts, Inc. * (a)                         3,384       106,968
Aaron Rents, Inc., Class B (a)                               8,844       220,127
Aeropostale, Inc. *                                         12,417       417,211
Asbury Automotive Group, Inc. *                              3,184        49,065
Big 5 Sporting Goods Corp. (a)                               4,723       134,039
Big Lots, Inc. *                                            25,358       335,740
Blair Corp. (a)                                              2,053        81,093
Bombay Company, Inc. *                                       8,571        48,855
Brookstone, Inc. * (a)                                       4,762        89,907
Build A Bear Workshop, Inc. * (a)                            2,208        51,778
Building Materials Holding Corp. (a)                         3,133       217,086
Burlington Coat Factory Warehouse Corp.                      3,782       161,264
Cabela's, Inc. *                                             6,919       147,790
Cache, Inc. *                                                3,129        52,004
Casey's General Stores, Inc. (a)                            11,685       231,597
Cash America International, Inc.                             6,617       133,134
Casual Male Retail Group, Inc. * (a)                         6,527        47,712
Cato Corp., Class A                                          7,052   $   145,613
Charlotte Russe Holding, Inc. *                              3,715        46,289
Charming Shoppes, Inc. * (a)                                27,040       252,283
Childrens Place Retail Stores, Inc. * (a)                    4,711       219,862
Christopher & Banks Corp. (a)                                8,129       148,436
Coldwater Creek, Inc. *                                      8,026       199,928
Cost Plus, Inc. * (a)                                        5,055       126,072
Electronics Boutique Holdings Corp. * (a)                    2,628       166,852
Finish Line, Inc.                                            9,512       179,967
First Cash Financial Services *                              3,179        67,935
Fossil, Inc. *                                              10,878       246,931
Fred's, Inc., Class A (a)                                    9,131       151,392
GameStop Corp. * (a)                                        10,203       305,070
Genesco, Inc. * (a)                                          5,055       187,490
Group 1 Automotive, Inc. *                                   4,863       116,907
Guitar Center, Inc. *                                        5,797       338,371
Haverty Furniture Companies, Inc.                            4,753        70,249
Hibbett Sporting Goods, Inc. *                               5,123       193,854
Hot Topic, Inc. * (a)                                       10,058       192,309
J. Jill Group, Inc. *                                        4,785        65,794
Jo Ann Stores, Inc. *                                        5,261       138,838
Kenneth Cole Productions, Inc., Class A (a)                  2,299        71,545
Linens'n Things, Inc. *                                     10,088       238,682
Longs Drug Stores Corp. (a)                                  6,872       295,840
Marinemax, Inc. * (a)                                        3,100        96,875
NBTY, Inc. *                                                12,433       322,512
New York & Co., Inc. * (a)                                   3,008        63,348
Pacific Sunwear of California, Inc. * (a)                   16,885       388,186
Pantry, Inc. *                                               3,902       151,124
Payless ShoeSource, Inc. *                                  15,011       288,211
PETCO Animal Supplies, Inc. *                               12,936       379,284
Pier 1 Imports, Inc.                                        19,169       272,008
Regis Corp.                                                 10,056       392,988
Restoration Hardware, Inc. * (a)                             6,394        52,303
Retail Ventures, Inc. *                                      3,993        54,465
School Specialty, Inc. *                                     5,304       246,636
Sharper Image Corp. * (a)                                    2,843        36,191
Shoe Carnival, Inc. *                                        1,953        42,497
Shopko Stores, Inc. * (a)                                    6,701       162,901
Sonic Automative, Inc.                                       6,671       141,825
Sports Authority, Inc. * (a)                                 5,812       184,822
Stein Mart, Inc.                                             5,938       130,636
Steven Madden, Ltd. * (a)                                    3,434        60,988
Talbots, Inc.                                                5,072       164,688
The Buckle, Inc.                                             1,840        81,586
The Dress Barn, Inc. * (a)                                   5,077       114,892
The Wet Seal, Inc., Class A *                               10,084        68,420
The Yankee Candle, Inc. (a)                                 10,219       328,030

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Too, Inc. *                                                  7,724   $   180,510
Tractor Supply Company *                                     7,386       362,653
Transport World Entertainment Corp. *                        4,601        54,430
Tuesday Morning Corp. (a)                                    5,875       185,180
United Rentals, Inc. *                                      15,043       304,019
ValueVision Media, Inc., Class A *                           6,440        77,344
Wilsons The Leather Experts, Inc. *                          4,834        32,098
Zale Corp. *                                                11,302       358,160
                                                                     -----------
                                                                      12,592,739

SANITARY SERVICES - 0.23%
Casella Waste Systems, Inc., Class A *                       4,764        57,168
Darling International, Inc. *                               16,357        61,339
Insituform Technologies, Inc., Class A * (a)                 6,234        99,931
Waste Connections, Inc. * (a)                               10,254       382,371
                                                                     -----------
                                                                         600,809

SEMICONDUCTORS - 3.73%
Actel Corp. *                                                5,896        81,954
Advanced Energy Industries, Inc. * (a)                       4,964        39,017
American Superconductor Corp. * (a)                          7,559        69,165
Amis Holdings, Inc. * (a)                                    9,820       130,999
Amkor Technology, Inc. * (a)                                22,376       100,692
Applied Micro Circuits Corp. *                              68,397       175,096
Asyst Technologies, Inc. *                                  11,412        50,898
Atmel Corp. *                                               93,227       220,948
ATMI, Inc. * (a)                                             8,293       240,580
Axcelis Technologies, Inc. *                                22,394       153,623
Cirrus Logic, Inc. *                                        19,218       102,048
Conexant Systems, Inc. * (a)                               104,679       168,533
Credence Systems Corp. * (a)                                18,285       165,479
Cymer, Inc. *                                                8,024       211,432
Cypress Semiconductor Corp. *                               29,331       369,277
Diodes, Inc. *                                               2,229        69,545
DSP Group, Inc. *                                            6,349       151,551
Emcore Corp. *                                               9,029        37,290
Emulex Corp. *                                              18,556       338,833
Entegris, Inc. *                                            13,689       135,521
Exar Corp. *                                                 9,376       139,609
Fairchild Semiconductor International, Inc. *               26,419       389,680
FormFactor, Inc. * (a)                                       7,582       200,316
Genesis Microchip, Inc. *                                    7,455       137,619
Integrated Circuit Systems, Inc. *                          15,530       320,539
Integrated Device Technology, Inc. * (a)                    23,155       248,916
International Displayworks, Inc. * (a)                       7,388        59,104
IXYS Corp. *                                                 5,632        79,862
Kopin Corp. * (a)                                           16,331        83,288
Kulicke & Soffa Industries, Inc. * (a)                      11,803        93,362
Laedis Technology, Inc. *                                    4,439        35,734
Lattice Semiconductor Corp. *                               25,524       113,327
LTX Corp. * (a)                                             13,947   $    69,177
Mattson Technology, Inc. * (a)                               9,653        69,116
Micrel, Inc. * (a)                                          13,806       159,045
Microsemi Corp. *                                           13,730       258,124
Microtune, Inc. * (a)                                       12,188        61,123
MIPS Technologies, Inc., Class A *                           9,664        69,581
MKS Instruments, Inc. *                                      7,298       123,263
Mykrolis Corp. * (a)                                         9,475       134,640
Netlogic Microsystems, Inc * (a)                             2,522        44,715
OmniVision Technologies, Inc. * (a)                         12,653       171,954
ON Semiconductor Corp. * (a)                                32,047       147,416
Pericom Semiconductor Corp. * (a)                            6,834        55,629
Photronics, Inc. * (a)                                       7,294       170,242
Pixelworks, Inc. *                                          10,547        90,493
PLX Technology, Inc. * (a)                                   5,448        55,352
PMC-Sierra, Inc. *                                          40,079       373,937
Power Integrations, Inc. * (a)                               6,581       141,952
Rambus, Inc. * (a)                                          22,178       296,742
Rudolph Technologies, Inc. *                                 3,162        45,311
Semitool, Inc. *                                             4,399        41,967
Semtech Corp. *                                             16,368       272,527
Sigmatel, Inc. * (a)                                         7,960       136,594
Silicon Image, Inc. *                                       17,684       181,438
Silicon Laboratories, Inc. *                                 9,468       248,156
Skyworks Solutions, Inc. * (a)                              35,017       258,075
Tessera Technologies, Inc. *                                 9,802       327,485
TranSwitch Corp. *                                          24,145        49,497
Triquint Semiconductor, Inc. * (a)                          31,217       103,953
Ultratech, Inc. * (a)                                        5,420        99,186
Varian Semiconductor Equipment Associates, Inc. *            8,125       300,625
Veeco Instruments, Inc. * (a)                                5,972        97,224
Vitesse Semiconductor Corp. * (a)                           48,427       101,212
Volterra Semiconductor Corp. * (a)                           3,498        52,085
Zoran Corp. *                                                9,670       128,514
                                                                     -----------
                                                                       9,850,187

SHIPBUILDING - 0.03%
Maritrans, Inc.                                              2,587        69,978

SOFTWARE - 2.33%
Advent Software, Inc. * (a)                                  4,935        99,983
Allscripts Healthcare Solution, Inc. * (a)                   7,553       125,455
Altiris, Inc. * (a)                                          5,000        73,400
ANSYS, Inc. * (a)                                            7,167       254,500
AsiaInfo Holdings, Inc. *                                    8,898        49,028
Aspen Technology, Inc. * (a)                                10,223        53,160
Blackboard, Inc. *                                           4,125        98,670
Borland Software Corp. *                                    17,891       122,732
Bottomline Technologies, Inc. *                              3,262        48,832

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Catapult Communications Corp. *                               2,422   $   41,319
CCC Information Services Group, Inc. * (a)                    2,275       54,486
CIBER, Inc. * (a)                                            12,047       96,135
Concur Technologies, Inc. *                                   6,817       71,783
Covansys Corp. *                                              7,053       90,631
Dendrite International, Inc. * (a)                            9,622      132,784
Emageon, Inc. *                                               3,425       47,984
Epicor Software Corp. * (a)                                  11,931      157,489
EPIQ Systems, Inc. * (a)                                      3,432       56,148
Equinix, Inc. *                                               3,465      150,173
Faro Technologies, Inc. * (a)                                 2,591       70,631
InfoUSA, Inc.                                                 7,561       88,464
Intermediate Telephone, Inc. (a)                              4,838       90,035
iPass, Inc. *                                                12,331       74,726
JDA Software Group, Inc. * (a)                                6,677       75,984
Keane, Inc. * (a)                                            10,787      147,782
Lawson Software Inc. * (a)                                   14,401       74,165
Macrovision Corp. * (a)                                      11,325      255,265
Magma Design Automation, Inc. * (a)                           8,035       67,173
Majesco Holdings, Inc. *                                      4,088       26,735
Manhattan Associates, Inc. * (a)                              6,624      127,247
Mantech International Corp. * (a)                             3,529      109,540
MapInfo Corp. *                                               5,158       54,211
McDATA Corp., Class A * (a)                                  26,716      106,864
Micromuse, Inc. *                                            18,113      102,520
MicroStrategy, Inc. * (a)                                     3,648      193,490
Midway Games, Inc. * (a)                                      4,079       44,706
Mission Resources Corp. *                                    10,085       81,386
Monolithic Power Systems, Inc. *                              4,128       36,657
Motive, Inc. *                                                5,356       53,185
MRO Software, Inc. *                                          4,725       69,032
Open Solutions, Inc. *                                        4,528       91,964
Opsware, Inc. * (a)                                          16,822       86,129
Packeteer, Inc. *                                             7,642      107,752
Parametric Technology Corp. *                                60,812      387,981
PDF Solutions, Inc. *                                         4,397       57,689
Quality Systems (a)                                           1,693       80,214
Scansoft, Inc. * (a)                                         18,967       71,695
Secure Computing Corp. *                                      8,191       89,118
Seebeyond Technology Corp. *                                 13,223       55,272
Serena Software, Inc. * (a)                                   6,281      121,223
SPSS, Inc. *                                                  4,252       81,681
SS&C Technologies, Inc.                                       3,641      115,347
THQ, Inc. * (a)                                               8,754      256,230
Tradestation Group, Inc. *                                    4,928       42,282
Transaction Systems Architects, Inc., Class A *               8,543      210,414
Ultimate Software Group, Inc. * (a)                           5,394       88,462
VeriFone Holdings, Inc. *                                     5,545       90,106
Verint Systems, Inc. *                                        2,989   $   96,126
Websense, Inc. *                                              5,343      256,731
                                                                      ----------
                                                                       6,160,906

STEEL - 0.64%
Alaska Steel Holding Corp. * (a)                             24,554      157,391
Carpenter Technology Corp. (a)                                5,480      283,864
NS Group, Inc. * (a)                                          4,984      162,030
Roanoke Electric Steel Corp.                                  2,900       47,908
Ryerson Tull, Inc. (a)                                        5,663       80,811
Schnitzer Steel Industries, Inc. (a)                          4,925      116,723
Steel Dynamics, Inc. (a)                                      8,984      235,830
Steel Technologies, Inc. (a)                                  2,799       47,303
Texas Industries, Inc.                                        5,066      284,861
Wheeling-Pittsburgh Corp. * (a)                               2,071       31,852
Worthington Industries, Inc.                                 15,401      243,336
                                                                      ----------
                                                                       1,691,909

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.59%
ADTRAN, Inc.                                                 14,642      362,975
Aeroflex, Inc. *                                             16,762      140,801
Airspan Networks, Inc. * (a)                                  9,285       51,532
Applied Signal Technology, Inc. (a)                           2,703       51,465
Arris Group, Inc. * (a)                                      19,614      170,838
Aspect Communications Corp. *                                 9,842      110,526
Atheros Communications, Inc. *                                7,679       61,893
Brightpoint, Inc. *                                           4,141       91,889
Broadwing Corp. * (a)                                        14,555       67,244
Ciena Corp. *                                               127,869      267,246
Commonwealth Telephone Enterprises, Inc., (CTE) (a)           4,853      203,389
Commscope, Inc. * (a)                                        12,095      210,574
Comtech Telecommunications Corp. * (a)                        4,831      157,636
CT Communications, Inc.                                       5,098       66,529
Ditech Communications Corp. * (a)                             7,248       47,039
Essex Corp. *                                                 3,944       90,239
Fairpoint Communications, Inc. (a)                            6,453      104,216
Finisar Corp. * (a)                                          43,490       45,664
General Communication, Inc. *                                13,079      129,090
GlobeTel Communications Corp. *                              14,638       40,840
Golden Telecom, Inc. (a)                                      4,897      150,240
Harmonic, Inc. * (a)                                         16,397       79,197
InterDigital Communication Corp. *                           11,963      209,352
Intrado, Inc. * (a)                                           4,229       63,266
Iowa Telecommunications Services, Inc.                        5,255       98,531
J2 Global Communications, Inc. * (a)                          5,315      183,049
Level 3 Communications, Inc. * (a)                          155,533      315,732
Mastec, Inc. * (a)                                            6,286       55,317
MRV Communications, Inc. * (a)                               24,150       52,405

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
NETGEAR, Inc. * (a)                                         7,108   $    132,209
Newport Corp. *                                             9,020        125,017
Plantronics, Inc.                                          10,874        395,379
Polycom, Inc. *                                            21,828        325,455
Powerwave Technologies, Inc. * (a)                         22,218        227,068
Premiere Global Services, Inc. * (a)                       16,238        183,327
Price Communications Corp. * (a)                           10,309        178,346
RCN Corp. *                                                 5,223        120,599
SBA Communications Corp. *                                 16,584        223,884
Shenandoah Telecommunications Company                       1,944         77,274
Sonus Networks, Inc. *                                     55,414        264,879
Spectralink Corp. (a)                                       4,611         48,508
SureWest Communications (a)                                 3,601         92,366
Symmetricom, Inc. * (a)                                    10,454        108,408
Tekelec * (a)                                              12,615        211,932
Telkonet, Inc. * (a)                                        8,421         41,516
Terayon Communication Systems, Inc. * (a)                  17,793         54,980
UTStarcom, Inc. * (a)                                      22,221        166,435
Viasat, Inc. * (a)                                          4,888         99,373
Westell Technologies, Inc., Class A *                      12,376         74,008
                                                                    ------------
                                                                       6,829,677

TELEPHONE - 0.27%
Centennial Communications Corp., Class A *                  4,983         69,164
Cincinnati Bell, Inc. *                                    55,267        237,648
IDT, Corp. * (a)                                           13,089        172,251
North Pittsburgh Systems, Inc.                              3,980         77,849
TALK America Holdings, Inc. * (a)                           6,475         64,815
Valor Communications Group, Inc.                            6,786         93,647
                                                                    ------------
                                                                         715,374

TIRES & RUBBER - 0.18%
Bandag, Inc. (a)                                            2,665        122,723
Cooper Tire & Rubber Company (a)                           14,244        264,511
Myers Indiana, Inc.                                         6,146         76,825
                                                                    ------------
                                                                         464,059

TOBACCO - 0.22%
Alliance One International, Inc.                           19,603        117,814
Schweitzer Mauduit International, Inc.                      3,697        115,088
Universal Corp. (a)                                         5,684        248,845
Vector Group, Ltd. (a)                                      5,730        106,406
                                                                    ------------
                                                                         588,153

TOYS, AMUSEMENTS & SPORTING GOODS - 0.04%
Jakks Pacific, Inc. * (a)                                   5,745        110,361

TRANSPORTATION - 0.39%
Dynamex, Inc. * (a)                                         3,418         58,243
Frozen Food Express Industries, Inc. *                      4,399         49,796
Heartland Express, Inc. (a)                                10,611        206,172
Kirby Corp. *                                               5,038        227,214
Marten Transport, Ltd. *                                    2,917   $     61,228
Offshore Logistics, Inc. *                                  5,319        174,676
Pacer International, Inc. *                                 8,574        186,827
SCS Transportation, Inc. *                                  3,826         68,103
                                                                    ------------
                                                                       1,032,259

TRAVEL SERVICES - 0.07%
Ambassadors Group, Inc.                                     2,164         80,479
Navigant International, Inc. * (a)                          4,037         59,304
Pegasus Solutions, Inc. * (a)                               5,227         58,281
                                                                    ------------
                                                                         198,064

TRUCKING & FREIGHT - 0.64%
Arkansas Best Corp. (a)                                     5,830        185,452
EGL, Inc. * (a)                                             9,525        193,548
Forward Air Corp.                                           7,539        213,128
Hub Group, Inc., Class A * (a)                              4,498        112,675
Knight Transportation, Inc. (a)                             8,749        212,863
Old Dominion Freight Lines, Inc. *                          4,386        117,676
Overnite Corp.                                              6,004        258,052
Wabash National Corp. (a)                                   7,012        169,901
Werner Enterprises, Inc.                                   11,674        229,277
                                                                    ------------
                                                                       1,692,572

UTILITY SERVICE - 0.04%
SJW Corp.                                                   1,988         93,456
                                                                    ------------
TOTAL COMMON STOCKS (Cost $225,483,682)                             $259,792,315
                                                                    ============
CORPORATE BONDS - 0.02%

METAL & METAL PRODUCTS - 0.02%
Mueller Industries, Inc.
   6.00% due 11/01/2014                               $    56,000         55,440
                                                                    ------------
TOTAL CORPORATE BONDS (Cost $54,936)                                $     55,440
                                                                    ============

SHORT TERM INVESTMENTS - 26.90%
Rabobank USA Financial Corp.
   3.35% due 07/01/2005                               $ 3,300,000   $  3,300,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                                 66,783,267     66,783,267
United States Treasury Bills
   zero coupon due 08/04/2005                           1,000,000        997,262
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $71,080,557)                                                  $ 71,080,529
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
REPURCHASE AGREEMENTS - 0.04%

Repurchase Agreement with State Street Corp. dated
   06/30/2005 at 2.70% to be repurchased at
   $93,007 on 07/01/2005, collateralized by
   $70,000 U.S. Treasury Bonds, 8.125% due
   08/15/2019 (valued at $101,116, including
   interest) (c)                                          $93,000   $     93,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $93,000)                                                      $     93,000
                                                                    ============
TOTAL INVESTMENTS (SMALL CAP INDEX TRUST)
   (COST $296,712,175) - 125.30%                                    $331,021,284
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.30)%                     (66,832,045)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $264,189,239
                                                                    ============

MID CAP INDEX TRUST

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ---------   -----------
COMMON STOCKS - 96.71%

AEROSPACE - 0.28%
Alliant Techsystems, Inc. *                                  9,133   $   644,790
Sequa Corp., Class A *                                       2,087       138,097
                                                                     -----------
                                                                         782,887

AIR TRAVEL - 0.32%
Airtran Holdings, Inc. * (a)                                21,485       198,307
Alaska Air Group, Inc. * (a)                                 6,391       190,132
JetBlue Airways Corp. * (a)                                 24,305       496,794
                                                                     -----------
                                                                         885,233

APPAREL & TEXTILES - 0.65%
Mohawk Industries, Inc. *                                   14,692     1,212,090
Timberland Company, Class A *                               14,955       579,058
                                                                     -----------
                                                                       1,791,148

AUTO PARTS - 1.30%
Arvinmeritor, Inc.                                          17,351       308,674
BorgWarner, Inc.                                            13,981       750,360
Federal Signal Corp. (a)                                    11,976       186,826
Gentex Corp. (a)                                            38,599       702,502
Lear Corp.                                                  16,605       604,090
Modine Manufacturing Company (a)                             8,081       263,117
O'Reilly Automotive, Inc. * (a)                             26,147       779,442
                                                                     -----------
                                                                       3,595,011

AUTO SERVICES - 0.34%
ADESA, Inc.                                                 22,108       481,291
Copart, Inc. * (a)                                          19,878       473,097
                                                                     -----------
                                                                         954,388

BANKING - 5.48%

Associated Banc-Corp.                                       31,617     1,064,228
Astoria Financial Corp.                                     24,858       707,707
Bank of Hawaii Corp.                                        12,955       657,466
City National Corp.                                         11,168   $   800,857
Colonial Bancgroup, Inc.                                    38,385       846,773
Commerce Bancorp, Inc. (a)                                  40,117     1,215,946
Cullen Frost Bankers, Inc.                                  12,063       574,802
FirstMerit Corp. (a)                                        20,695       540,347
Greater Bay Bancorp (a)                                     12,663       333,923
Hibernia Corp., Class A                                     38,835     1,288,545
Independence Community Bank Corp.                           19,319       713,451
Investors Financial Services Corp. (a)                      16,532       625,240
Mercantile Bankshares Corp.                                 19,674     1,013,801
New York Community Bancorp, Inc. (a)                        60,466     1,095,644
SVB Financial Group * (a)                                    8,783       420,706
TCF Financial Corp.                                         31,135       805,774
Texas Regional Bancshares, Inc., Class A                    10,188       310,530
Washington Federal, Inc. (a)                                21,465       504,857
Webster Financial Corp.                                     13,308       621,351
Westamerica Bancorporation                                   8,117       428,659
Wilmington Trust Corp.                                      16,714       601,871
                                                                     -----------
                                                                      15,172,478

BIOTECHNOLOGY - 1.44%
Cephalon, Inc. *                                            14,365       571,871
Charles River Laboratories International, Inc. *            16,499       796,077
Invitrogen Corp. *                                          12,854     1,070,610
Martek Biosciences Corp. * (a)                               7,837       297,414
Millennium Pharmaceuticals, Inc. *                          76,131       705,734
Protein Design Labs, Inc. * (a)                             26,239       530,290
                                                                     -----------
                                                                       3,971,996

BROADCASTING - 0.56%
Belo Corp., Class A                                         26,468       634,438
Emmis Communications Corp., Class A *                        8,236       145,530
Entercom Communications Corp. *                             10,456       348,080
Westwood One, Inc.                                          21,090       430,869
                                                                     -----------
                                                                       1,558,917

BUILDING MATERIALS & CONSTRUCTION - 0.28%
Dycom Industries, Inc. *                                    12,089       239,483
RPM International, Inc.                                     29,083       531,056
                                                                     -----------
                                                                         770,539

BUSINESS SERVICES - 5.10%
Acxiom Corp.                                                21,761       454,370
Alliance Data Systems Corp. *                               16,508       669,564
Banta Corp.                                                  6,140       278,510
Brinks Company                                              14,041       505,476
Cadence Design Systems, Inc. *                              67,902       927,541
Catalina Marketing Corp. (a)                                11,765       298,949
Ceridian Corp. *                                            37,064       722,007
Certegy, Inc.                                               15,302       584,842
ChoicePoint, Inc. *                                         22,327       894,196

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
CSG Systems International, Inc. *                           12,464   $   236,567
Deluxe Corp.                                                12,508       507,825
DST Systems, Inc. * (a)                                     18,797       879,700
Dun & Bradstreet Corp. *                                    16,856     1,039,172
Fair Isaac Corp.                                            16,697       609,441
Gartner Group, Inc., Class A * (a)                          21,382       227,077
Harte-Hanks, Inc.                                           17,555       521,910
Jacobs Engineering Group, Inc. *                            14,198       798,779
Kelly Services, Inc., Class A (a)                            6,782       194,237
Korn/Ferry International * (a)                               8,710       154,603
Manpower, Inc.                                              22,294       886,855
MPS Group, Inc. * (a)                                       25,657       241,689
Reynolds & Reynolds Company, Class A                        14,264       385,556
Rollins, Inc.                                               12,176       244,007
Sotheby's Holdings, Inc., Class A *                         11,912       163,194
The BISYS Group, Inc. *                                     29,899       446,691
The Titan Corp. *                                           21,113       480,110
Valassis Communications, Inc. *                             12,365       458,123
Wind River Systems, Inc. * (a)                              19,557       306,654
                                                                     -----------
                                                                      14,117,645

CELLULAR COMMUNICATIONS - 0.49%
RF Micro Devices, Inc. *                                    46,556       252,799
Telephone & Data Systems, Inc.                              27,063     1,104,441
                                                                     -----------
                                                                       1,357,240

CHEMICALS - 2.68%
Airgas, Inc.                                                17,517       432,144
Albemarle Corp. (a)                                         11,526       420,353
Cabot Corp.                                                 15,579       514,107
Cabot Microelectronics Corp. * (a)                           6,112       177,187
Chemtura Corp.                                              29,075       411,411
Cytec Industries, Inc.                                      10,694       425,621
Ferro Corp.                                                 10,371       205,968
FMC Corp. *                                                  9,285       521,260
Lubrizol Corp.                                              16,776       704,760
Lyondell Chemical Company                                   54,691     1,444,936
Minerals Technologies, Inc.                                  5,077       312,743
Olin Corp. (a)                                              17,615       321,298
Techne Corp. *                                               9,516       436,880
The Scotts Company, Class A *                                6,877       489,711
Valspar Corp. (a)                                           12,620       609,420
                                                                     -----------
                                                                       7,427,799

COAL - 0.86%
Arch Coal, Inc. (a)                                         15,688       854,525
Peabody Energy Corp.                                        29,451     1,532,630
                                                                     -----------
                                                                       2,387,155

COLLEGES & UNIVERSITIES - 0.78%
Career Education Corp. *                                    25,423       930,736
Corinthian Colleges, Inc. * (a)                             22,517       287,542
DeVry, Inc. *                                               16,036   $   319,116
ITT Educational Services, Inc. * (a)                        11,426       610,377
                                                                     -----------
                                                                       2,147,771

COMPUTERS & BUSINESS EQUIPMENT - 3.43%
3Com Corp. *                                                94,957       345,643
Anteon International Corp. *                                 7,952       362,770
CDW Corp.                                                   17,962     1,025,451
Cognizant Technology Solutions Corp., Class A *             33,511     1,579,373
Diebold, Inc. (a)                                           17,665       796,868
GTECH Holdings Corp.                                        28,440       831,586
Henry, Jack & Associates, Inc. (a)                          20,128       368,544
National Instruments Corp. (a)                              16,546       350,775
Plexus Corp. *                                              10,731       152,702
Sandisk Corp. *                                             44,833     1,063,887
Storage Technology Corp. *                                  26,560       963,862
Sybase, Inc. *                                              22,202       407,407
Tech Data Corp. *                                           14,541       532,346
Western Digital Corp. *                                     52,692       707,127
                                                                     -----------
                                                                       9,488,341

CONSTRUCTION MATERIALS - 0.50%
Granite Construction, Inc.                                   9,189       258,211
Martin Marietta Materials, Inc.                             11,536       797,368
Trinity Industries, Inc. (a)                                10,536       337,468
                                                                     -----------
                                                                       1,393,047

CONTAINERS & GLASS - 0.49%
Longview Fibre Company (a)                                  12,641       259,773
Packaging Corp. of America                                  21,005       442,155
Sonoco Products Company                                     24,557       650,760
                                                                     -----------
                                                                       1,352,688

CRUDE PETROLEUM & NATURAL GAS - 2.16%
Helmerich & Payne, Inc.                                     12,668       594,382
Newfield Exploration Company *                              31,283     1,247,879
Patterson-UTI Energy, Inc.                                  41,971     1,168,053
Pioneer Natural Resources Company                           35,636     1,499,563
Plains Exploration & Production Company *                   19,156       680,613
Pogo Producing Company                                      15,097       783,836
                                                                     -----------
                                                                       5,974,326

DOMESTIC OIL - 1.62%
Forest Oil Corp. * (a)                                      13,958       586,236
Murphy Oil Corp.                                            43,364     2,264,902
Noble Energy, Inc.                                          21,543     1,629,728
                                                                     -----------
                                                                       4,480,866

DRUGS & HEALTH CARE - 0.38%
Hillenbrand Industries, Inc.                                14,479       731,914
Perrigo Company                                             22,063       307,558
                                                                     -----------
                                                                       1,039,472

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

EDUCATIONAL SERVICES - 0.42%
Education Management Corp. *                                16,922   $   570,779
Laureate Education, Inc. *                                  12,226       585,136
                                                                     -----------
                                                                       1,155,915

ELECTRICAL EQUIPMENT - 0.50%
AMETEK, Inc.                                                17,239       721,452
Hubbell, Inc., Class B                                      15,244       672,261
                                                                     -----------
                                                                       1,393,713

ELECTRICAL UTILITIES - 3.92%
Alliant Corp.                                               28,764       809,707
Black Hills Corp.                                            8,055       296,827
DPL, Inc.                                                   31,309       859,432
Duquesne Light Holdings, Inc. (a)                           19,192       358,506
Great Plains Energy, Inc. (a)                               18,458       588,626
Hawaiian Electric Industries, Inc. (a)                      19,999       536,173
IDACORP, Inc.                                               10,443       319,869
Northeast Utilities                                         32,026       668,062
NSTAR                                                       26,406       814,097
OGE Energy Corp.                                            22,323       646,028
Pepco Holdings, Inc.                                        46,724     1,118,572
PNM Resources, Inc. (a)                                     17,083       492,161
Puget Energy, Inc.                                          24,762       578,936
Quanta Services, Inc. * (a)                                 24,176       212,749
Sierra Pacific Resources * (a)                              29,098       362,270
Westar Energy, Inc.                                         21,438       515,155
Wisconsin Energy Corp.                                      28,954     1,129,206
WPS Resources Corp. (a)                                      9,360       526,500
                                                                     -----------
                                                                      10,832,876

ELECTRONICS - 2.71%
Amphenol Corp., Class A                                     21,831       876,951
Arrow Electronics, Inc. *                                   29,124       791,008
Avnet, Inc. *                                               29,865       672,858
Harman International Industries, Inc.                       15,836     1,288,417
Imation Corp.                                                8,325       322,927
Kemet Corp. *                                               21,436       135,047
Mentor Graphics Corp. *                                     19,338       198,214
Synopsys, Inc. *                                            35,566       592,885
Teleflex, Inc. (a)                                           9,565       567,874
Thomas & Betts Corp. *                                      14,850       419,364
Varian, Inc. *                                               8,454       319,477
Vishay Intertechnology, Inc. *                              44,547       528,773
Zebra Technologies Corp., Class A *                         17,816       780,163
                                                                     -----------
                                                                       7,493,958

ENERGY - 1.19%
Energy East Corp.                                           36,454     1,056,437
Hanover Compressor Company * (a)                            19,386       223,133
MDU Resources Group, Inc.                                   29,308       825,606
SCANA Corp.                                                 28,092     1,199,809
                                                                     -----------
                                                                       3,304,985

FINANCIAL SERVICES - 3.45%
A.G. Edwards, Inc.                                          19,060   $   860,559
Americredit Corp. *                                         36,551       932,050
Eaton Vance Corp.                                           32,562       778,557
IndyMac Bancorp, Inc.                                       15,463       629,808
Jeffries Group, Inc. (a)                                    12,846       486,735
LaBranche & Company, Inc. * (a)                             14,254        89,800
Legg Mason, Inc.                                            27,233     2,835,228
Leucadia National Corp. (a)                                 23,441       905,526
Moneygram International, Inc.                               21,374       408,671
Raymond James Financial, Inc.                               16,504       466,238
SEI Investment Company                                      20,512       766,123
Waddell & Reed Financial, Inc., Class A                     20,705       383,043
                                                                     -----------
                                                                       9,542,338

FOOD & BEVERAGES - 2.86%
Bob Evans Farms, Inc.                                        8,752       204,097
Constellation Brands, Inc., Class A *                       51,696     1,525,032
Dean Foods Company *                                        37,247     1,312,584
Hormel Foods Corp.                                          26,000       762,580
PepsiAmericas, Inc.                                         25,809       662,259
Sensient Technologies Corp. (a)                             11,692       240,972
Smithfield Foods, Inc. *                                    24,792       676,078
The J.M. Smucker Company                                    14,457       678,612
Tootsie Roll Industries, Inc.                               10,483       306,628
TreeHouse Foods, Inc. *                                      7,449       212,382
Tyson Foods, Inc., Class A                                  75,263     1,339,681
                                                                     -----------
                                                                       7,920,905

FOREST PRODUCTS - 0.24%
Rayonier, Inc.                                              12,438       659,587

FURNITURE & FIXTURES - 0.10%
Furniture Brands International, Inc.                        13,132       283,783

GAS & PIPELINE UTILITIES - 2.26%
AGL Resources, Inc.                                         19,085       737,635
Aquila, Inc. * (a)                                          59,857       216,084
Equitable Resources, Inc.                                   15,076     1,025,168
National Fuel Gas Company                                   19,438       561,952
ONEOK, Inc.                                                 25,241       824,119
Questar Corp.                                               20,994     1,383,504
Vectren Corp.                                               18,830       540,986
Western Gas Resources, Inc. (a)                             15,983       557,807
WGL Holdings, Inc. (a)                                      12,051       405,396
                                                                     -----------
                                                                       6,252,651

HEALTHCARE PRODUCTS - 3.26%
Advanced Medical Optics, Inc. *                             16,089       639,538
Beckman Coulter, Inc.                                       15,305       972,939
Cytyc Corp. *                                               28,208       622,268
DENTSPLY International, Inc.                                18,699     1,009,746
Edwards Lifesciences Corp. * (a)                            14,735       633,900
Gen-Probe, Inc. *                                           12,510       453,237

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Henry Schein, Inc. *                                        21,470   $   891,434
INAMED Corp. *                                               8,945       599,047
Patterson Companies, Inc. * (a)                             34,009     1,533,126
STERIS Corp.                                                17,118       441,131
Varian Medical Systems, Inc. *                              32,703     1,220,803
                                                                     -----------
                                                                       9,017,169

HEALTHCARE SERVICES - 3.07%
Apria Healthcare Group, Inc. *                              12,136       420,391
Covance, Inc. *                                             15,597       699,837
Coventry Health Care, Inc. *                                26,576     1,880,252
Health Net, Inc. *                                          27,840     1,062,375
Lincare Holdings, Inc. *                                    24,512     1,001,070
Omnicare, Inc.                                              25,979     1,102,289
PacifiCare Health Systems, Inc. *                           21,564     1,540,748
Renal Care Group, Inc. *                                    16,829       775,817
                                                                     -----------
                                                                       8,482,779

HOMEBUILDERS - 2.98%
D.R. Horton, Inc.                                           72,649     2,732,329
Hovnanian Enterprises, Inc., Class A * (a)                  12,075       787,290
Lennar Corp., Class A                                       35,793     2,271,066
Ryland Group, Inc.                                          11,658       884,492
Toll Brothers, Inc. * (a)                                   15,515     1,575,548
                                                                     -----------
                                                                       8,250,725

HOTELS & RESTAURANTS - 2.13%
Applebee's International, Inc.                              20,078       531,866
Boyd Gaming Corp.                                           16,622       849,883
Brinker International, Inc. *                               21,956       879,338
CBRL Group, Inc.                                            11,585       450,193
Harrah's Entertainment, Inc.                                17,207     1,240,109
Krispy Kreme Doughnuts, Inc. * (a)                          15,284       106,377
Outback Steakhouse, Inc.                                    16,827       761,253
Ruby Tuesday, Inc. (a)                                      15,953       413,183
The Cheesecake Factory, Inc. *                              19,325       671,157
                                                                     -----------
                                                                       5,903,359

HOUSEHOLD PRODUCTS - 0.81%
Blyth, Inc. (a)                                              8,719       244,568
Church & Dwight, Inc.                                       15,712       568,774
Energizer Holdings, Inc. *                                  17,690     1,099,787
Tupperware Corp.                                            13,993       327,017
                                                                     -----------
                                                                       2,240,146

INDUSTRIAL MACHINERY - 1.72%
AGCO Corp. *                                                22,379       427,886
Cooper Cameron Corp. *                                      13,596       843,632
Donaldson Company, Inc.                                     18,857       571,933
Flowserve Corp. *                                           13,680       413,957
FMC Technologies, Inc. *                                    17,120       547,326
Graco, Inc.                                                 17,124       583,415
Grant Prideco, Inc. *                                       30,807       814,845
Kennametal, Inc.                                             9,394   $   430,715
Tecumseh Products Company, Class A                           4,574       125,511
                                                                     -----------
                                                                       4,759,220

INDUSTRIALS - 0.71%
Crane Company                                               13,712       360,626
Fastenal Company (a)                                        16,901     1,035,355
Harsco Corp.                                                10,295       561,592
                                                                     -----------
                                                                       1,957,573

INSURANCE - 4.96%
Allmerica Financial Corp. *                                 13,223       490,441
American Financial Group, Inc.                              14,493       485,805
Amerus Group Company (a)                                     9,695       465,845
Arthur J. Gallagher & Company (a)                           23,067       625,808
Brown & Brown, Inc. (a)                                     15,403       692,211
Everest Re Group, Ltd.                                      13,951     1,297,443
Fidelity National Financial, Inc.                           42,758     1,526,033
First American Corp.                                        21,268       853,698
HCC Insurance Holdings, Inc.                                17,275       654,204
Horace Mann Educators Corp.                                 10,614       199,755
Ohio Casualty Corp.                                         15,501       374,814
Old Republic International Corp.                            45,218     1,143,563
PMI Group, Inc. (a)                                         23,145       902,192
Protective Life Corp.                                       17,230       727,451
Radian Group, Inc.                                          21,327     1,007,061
Stancorp Financial Group, Inc.                               6,927       530,470
Unitrin, Inc.                                               14,347       704,438
W.R. Berkley Corp.                                          29,496     1,052,417
                                                                     -----------
                                                                      13,733,649

INTERNATIONAL OIL - 0.72%
Weatherford International, Ltd. *                           34,242     1,985,351

INTERNET SERVICE PROVIDER - 0.12%
Avocent Corp. *                                             12,291       321,287

INTERNET SOFTWARE - 1.13%
Checkfree Corp. *                                           21,043       716,725
F5 Networks, Inc. *                                          9,300       439,285
Macromedia, Inc. *                                          18,612       711,351
McAfee, Inc. *                                              40,278     1,054,478
RSA Security, Inc. *                                        17,625       202,335
                                                                     -----------
                                                                       3,124,174

LEISURE TIME - 0.32%
Callaway Golf Company (a)                                   17,560       270,951
International Speedway Corp., Class A                       10,943       615,653
                                                                     -----------
                                                                         886,604

MANUFACTURING - 1.25%
Carlisle Companies, Inc.                                     7,707       528,931
Lancaster Colony Corp.                                       7,475       320,827
Nordson Corp.                                                8,125       278,525

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

MANUFACTURING (CONTINUED)
Pentair, Inc.                                                25,155   $1,076,886
SPX Corp.                                                    18,598      855,136
York International Corp.                                     10,393      394,934
                                                                      ----------
                                                                       3,455,239

MEDICAL-HOSPITALS - 1.35%
Community Health Systems, Inc. * (a)                         16,774      633,890
Lifepoint Hospitals, Inc. *                                  12,723      642,766
Triad Hospitals, Inc. *                                      20,005    1,093,073
Universal Health Services, Inc., Class B (a)                 14,378      894,024
VCA Antech, Inc. *                                           18,940      459,295
                                                                      ----------
                                                                       3,723,048

METAL & METAL PRODUCTS - 0.46%
Precision Castparts Corp.                                    16,352    1,273,821

MOBILE HOMES - 0.13%
Thor Industries, Inc.                                        11,349      356,699

NEWSPAPERS - 0.68%
Lee Enterprises, Inc.                                        11,229      450,171
Washington Post Company, Class B                              1,709    1,427,066
                                                                      ----------
                                                                       1,877,237

OFFICE FURNISHINGS & SUPPLIES - 0.43%
Herman Miller, Inc.                                          17,412      536,986
HNI Corp.                                                    12,804      654,925
                                                                      ----------
                                                                       1,191,911

PAPER - 0.34%
Bowater, Inc.                                                13,841      448,033
P.H. Glatfelter Company                                       9,252      114,725
Potlatch Corp. (a)                                            7,171      375,258
                                                                      ----------
                                                                         938,016

PETROLEUM SERVICES - 1.64%
ENSCO International, Inc.                                    37,554    1,342,556
Pride International, Inc. *                                  36,382      935,017
Smith International, Inc.                                    26,271    1,673,463
Tidewater, Inc.                                              15,028      572,867
                                                                      ----------
                                                                       4,523,903

PHARMACEUTICALS - 1.80%
Barr Pharmaceuticals, Inc. *                                 23,000    1,121,020
IVAX Corp. *                                                 57,359    1,233,218
Par Pharmaceutical Companies, Inc. * (a)                      8,462      269,176
Sepracor, Inc. * (a)                                         25,930    1,556,059
Valeant Pharmaceuticals International                        22,904      403,798
Vertex Pharmaceuticals, Inc. * (a)                           23,027      387,775
                                                                      ----------
                                                                       4,971,046

POLLUTION CONTROL - 0.61%
Republic Services, Inc.                                      31,929    1,149,763
Stericycle, Inc. *                                           10,938      550,400
                                                                      ----------
                                                                       1,700,163

PUBLISHING - 0.58%
American Greetings Corp., Class A (a)                        16,959   $  449,414
Media General, Inc., Class A                                  5,933      384,221
Readers Digest Association, Inc., Class A                    24,646      406,659
Scholastic Corp. *                                            9,273      357,474
                                                                      ----------
                                                                       1,597,768

RAILROADS & EQUIPMENT - 0.15%
GATX Corp. (a)                                               12,361      426,454

REAL ESTATE - 2.92%
AMB Property Corp., REIT                                     20,804      903,518
Developers Diversified Realty Corp., REIT                    26,871    1,234,991
Highwoods Properties, Inc., REIT                             13,295      395,659
Hospitality Properties Trust, REIT                           16,682      735,176
Liberty Property Trust, REIT                                 21,543      954,570
Mack-California Realty Corp., REIT                           14,017      634,970
New Plan Realty Trust, Inc., REIT                            25,538      693,867
Regency Centers Corp., REIT                                  15,623      893,636
United Dominion Realty Trust, Inc., REIT                     33,892      815,103
Weingarten Realty Investors, REIT                            20,963      822,169
                                                                      ----------
                                                                       8,083,659

RETAIL GROCERY - 0.79%
Ruddick Corp.                                                11,144      284,506
Whole Foods Market, Inc.                                     16,170    1,912,911
                                                                      ----------
                                                                       2,197,417

RETAIL TRADE - 7.42%
99 Cents Only Stores * (a)                                   14,622      185,846
Abercrombie & Fitch Company, Class A                         21,371    1,468,188
Advance Auto Parts, Inc. *                                   17,729    1,144,407
Aeropostale, Inc. *                                          13,725      461,160
American Eagle Outfitters, Inc.                              34,329    1,052,184
AnnTaylor Stores Corp. *                                     18,061      438,521
Barnes & Noble, Inc. *                                       15,645      607,026
BJ's Wholesale Club, Inc. * (a)                              16,938      550,316
Borders Group, Inc.                                          17,593      445,279
CarMax, Inc. *                                               25,796      687,463
Chico's FAS, Inc. *                                          44,662    1,531,013
Claire's Stores, Inc. (a)                                    24,550      590,427
Dollar Tree Stores, Inc. *                                   26,845      644,280
Foot Locker, Inc.                                            38,778    1,055,537
Michael's Stores, Inc.                                       33,557    1,388,253
Pacific Sunwear of California, Inc. *                        18,571      426,947
Payless ShoeSource, Inc. *                                   16,678      320,218
PETsMART, Inc.                                               35,529    1,078,305
Pier 1 Imports, Inc. (a)                                     21,305      302,318
Regis Corp. (a)                                              11,135      435,156
Rent-A-Center, Inc. *                                        17,389      404,990
Ross Stores, Inc.                                            36,442    1,053,538
Saks, Inc. *                                                 34,583      656,039
The Neiman Marcus Group, Inc., Class A                       12,114    1,174,089

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
United Rentals, Inc. *                                     17,917   $    362,103
Urban Outfitters, Inc. *                                   16,229        920,022
Williams-Sonoma, Inc. *                                    28,696      1,135,501
                                                                    ------------
                                                                      20,519,126

SANITARY SERVICES - 0.25%
Aqua America, Inc. (a)                                     23,710        705,135

SEMICONDUCTORS - 2.73%
Atmel Corp. *                                             111,775        264,907
Credence Systems Corp. * (a)                               22,639        204,883
Cree, Inc. * (a)                                           18,624        474,353
Cypress Semiconductor Corp. * (a)                          32,614        410,610
Fairchild Semiconductor International, Inc. *              29,626        436,984
Integrated Circuit Systems, Inc. *                         17,315        357,382
Integrated Device Technology, Inc. * (a)                   26,021        279,726
International Rectifier Corp. *                            15,960        761,611
Intersil Corp., Class A                                    37,834        710,144
Lam Research Corp. *                                       34,304        992,758
Lattice Semiconductor Corp. *                              28,119        124,848
LTX Corp. * (a)                                            15,192         75,352
Micrel, Inc. *                                             19,033        219,260
Microchip Technology, Inc.                                 51,601      1,528,422
Semtech Corp. *                                            18,293        304,578
Silicon Laboratories, Inc. * (a)                           11,244        294,705
Triquint Semiconductor, Inc. *                             34,359        114,416
                                                                    ------------
                                                                       7,554,939

SOFTWARE - 0.65%
Activision, Inc. *                                         49,937        824,959
Advent Software, Inc. *                                     6,616        134,040
Keane, Inc. * (a)                                          13,893        190,334
Macrovision Corp. *                                        12,486        281,434
McDATA Corp., Class A *                                    39,041        156,164
Transaction Systems
   Architects, Inc., Class A *                              8,769        215,981
                                                                    ------------
                                                                       1,802,912

STEEL - 0.21%
Steel Dynamics, Inc. (a)                                   10,211        268,039
Worthington Industries, Inc.                               19,793        312,729
                                                                    ------------
                                                                         580,768

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.73%
ADTRAN, Inc.                                               16,964        420,537
Commscope, Inc. * (a)                                      12,687        220,881
Newport Corp. *                                            10,679        148,011
Plantronics, Inc. (a)                                      11,642        423,303
Polycom, Inc. *                                            24,258        361,687
Powerwave Technologies, Inc. * (a)                         24,671        252,138
UTStarcom, Inc. * (a)                                      25,865        193,729
                                                                    ------------
                                                                       2,020,286

TELEPHONE - 0.47%
Cincinnati Bell, Inc. *                                    60,822   $    261,535
Harris Corp.                                               33,059      1,031,771
                                                                    ------------
                                                                       1,293,306

TIRES & RUBBER - 0.06%
Bandag, Inc. (a)                                            3,876        178,490

TOBACCO - 0.10%
Universal Corp.                                             6,353        278,134

TRANSPORTATION - 1.55%
Alexander & Baldwin, Inc.                                  10,833        502,110
C. H. Robinson Worldwide, Inc.                             21,192      1,233,374
Expeditors International of Washington, Inc.               26,394      1,314,685
Overseas Shipholding Group, Inc.                            8,591        512,453
Yellow Roadway Corp. * (a)                                 14,211        721,919
                                                                    ------------
                                                                       4,284,541

TRUCKING & FREIGHT - 0.69%
CNF, Inc.                                                  13,027        584,912
J.B. Hunt Transport Services, Inc.                         33,722        650,835
Swift Transportation, Inc. * (a)                           15,369        357,944
Werner Enterprises, Inc.                                   15,724        308,819
                                                                    ------------
                                                                       1,902,510
                                                                    ------------
TOTAL COMMON STOCKS (Cost $219,673,589)                             $267,588,222
                                                                    ============
SHORT TERM INVESTMENTS - 15.95%
Rabobank USA Financial Corp.
   3.35% due 07/01/2005                               $ 8,400,000   $  8,400,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                                 34,133,071     34,133,071
United States Treasury Bills
   zero coupon due 08/04/2005 ****                      1,600,000      1,595,676
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS (Cost $44,128,747)                     $ 44,128,747
                                                                    ============

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State Street
   Corp. dated 06/30/2005 at 2.70% to
   be repurchased at $36,003 on
   07/01/2005, collateralized by
   $30,000 U.S. Treasury Bonds, 8.125%
   due 08/15/2019 (valued at $43,336,
   including interest) (c)                            $    36,000   $     36,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (Cost $36,000)                          $     36,000
                                                                    ============
TOTAL INVESTMENTS (MID CAP INDEX TRUST)
   (COST $263,838,336) - 112.67%                                    $311,752,969

LIABILITIES IN EXCESS OF OTHER ASSETS - (12.67)%                     (35,060,147)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $276,692,822
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 96.67%

ADVERTISING - 0.24%
Aptimus, Inc. *                                                 306   $    6,001
aQuantive, Inc. * (a)                                         1,726       30,585
DoubleClick, Inc. *                                           3,565       29,910
Getty Images, Inc. * (a)                                      1,546      114,806
Greenfield Online, Inc. * (a)                                   680        8,262
Lamar Advertising Company *                                   2,756      117,874
Marchex, Inc. * (a)                                           1,016       15,281
Monster Worldwide, Inc. *                                     3,170       90,916
Omnicom Group, Inc.                                           4,747      379,095
The Interpublic Group of Companies, Inc. *                   11,153      135,844
ValueClick, Inc. * (a)                                        2,371       29,234
Ventiv Health, Inc. * (a)                                       769       14,826
                                                                      ----------
                                                                         972,634

AEROSPACE - 1.76%
AAR Corp. *                                                     988       15,522
Alliant Techsystems, Inc. *                                     914       64,528
Armor Holdings, Inc. * (a)                                      899       35,609
Aviall, Inc. *                                                  894       28,241
BE Aerospace, Inc. * (a)                                      1,650       25,790
Boeing Company                                               21,619    1,426,854
Curtiss Wright Corp.                                            562       30,320
DRS Technologies, Inc.                                          690       35,383
Ducommun, Inc. * (a)                                            465        7,863
EDO Corp. (a)                                                   458       13,699
Esterline Technologies Corp. *                                  671       26,894
GenCorp, Inc. * (a)                                           1,537       29,603
General Dynamics Corp.                                        5,126      561,502
Goodrich Corp.                                                3,102      127,058
HEICO Corp., Class A                                            913       16,452
Herley Industries, Inc. *                                       509        9,284
Honeywell International, Inc.                                22,107      809,779
Innovative Solutions & Support, Inc. * (a)                      362       12,152
Integral Systems, Inc. (a)                                      438        9,912
Lockheed Martin Corp.                                        11,402      739,648
Moog, Inc., Class A *                                         1,051       33,096
MTC Technologies, Inc. * (a)                                    476       17,531
Northrop Grumman Corp.                                        9,135      504,709
Orbital Sciences Corp., Class A * (a)                         1,612       15,959
Raytheon Company                                             11,639      455,318
Rockwell Collins, Inc.                                        4,569      217,850
Sequa Corp., Class A *                                          307       20,314
Teledyne Technologies, Inc. *                                   899       29,289
Textron, Inc.                                                 3,493      264,944
Triumph Group, Inc. *                                           462       16,059
United Industrial Corp. (a)                                     371       13,260
United Technologies Corp.                                    26,500    1,360,775
Woodward Governor Company                                       326       27,394
                                                                      ----------
                                                                       7,002,591

AGRICULTURE - 0.32%
Alico, Inc. * (a)                                               252   $   12,960
Archer-Daniels-Midland Company                               17,203      367,800
Bunge, Ltd. (a)                                               2,847      180,500
Delta & Pine Land Company                                     1,140       28,569
Fresh Del Monte Produce, Inc. (a)                             1,449       39,007
Maui Land & Pineapple, Inc. *                                   284       10,815
Monsanto Company                                              6,944      436,569
Mosaic Company *                                             10,072      156,720
Tejon Ranch Company * (a)                                       444       22,853
The Andersons, Inc. (a)                                         322       11,531
                                                                      ----------
                                                                       1,267,324

AIR FREIGHT - 0.00%
ExpressJet Holdings, Inc. *                                   1,604       13,650

AIR TRAVEL - 0.13%
Airtran Holdings, Inc. * (a)                                  2,508       23,149
Alaska Air Group, Inc. * (a)                                    754       22,431
Continental Airlines, Inc., Class B * (a)                     1,976       26,241
Delta Air Lines, Inc. * (a)                                   4,645       17,465
Frontier Airlines, Inc. * (a)                                 1,172       12,107
JetBlue Airways Corp. * (a)                                   2,697       55,127
Mair Holdings, Inc. * (a)                                     1,110        9,812
Northwest Airlines Corp., Class A * (a)                       2,921       13,320
Pinnacle Airline Corp. * (a)                                    895        7,688
Republic Airways Holdings, Inc. *                             1,010       14,595
SkyWest, Inc. (a)                                             1,511       27,470
Southwest Airlines Company                                   20,099      279,979
                                                                      ----------
                                                                         509,384

ALUMINUM - 0.16%
Alcoa, Inc.                                                  22,783      595,320
Aleris International Inc. *                                     833       18,784
Century Aluminum Company * (a)                                  945       19,278
MAXXAM, Inc. *                                                  384        8,897
                                                                      ----------
                                                                         642,279

AMUSEMENT & THEME PARKS - 0.00%
Great Wolf Resorts, Inc. * (a)                                  907       18,539

APPAREL & TEXTILES - 0.65%
Angelica Corp. (a)                                              327        8,015
Bebe Stores, Inc. (a)                                         2,434       64,428
Brown Shoe, Inc.                                                496       19,418
Carter's, Inc. * (a)                                            783       45,712
Cherokee, Inc.                                                  375       12,983
Cintas Corp.                                                  4,381      169,107
Coach, Inc. *                                                 9,981      335,062
Columbia Sportswear Company * (a)                             1,091       53,884
Deckers Outdoor Corp. * (a)                                     435       10,701
DHB Industries, Inc. * (a)                                    1,359       11,484
Ellis Perry International, Inc. * (a)                           432       10,104
G & K Services, Class A                                         540       20,374

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

APPAREL & TEXTILES (CONTINUED)
Goodys Family Clothing, Inc. (a)                              1,271   $    9,374
Guess, Inc. * (a)                                             1,334       22,118
Hampshire Group Ltd. * (a)                                      432        8,472
Hartmarx Corp. * (a)                                          1,249       12,577
Interface, Inc., Class A *                                    1,890       15,214
Jones Apparel Group, Inc.                                     3,148       97,714
Joseph A. Bank Clothiers, Inc. * (a)                            375       16,237
Kellwood Company (a)                                            779       20,955
K-Swiss, Inc., Class A                                          786       25,419
Liz Claiborne, Inc.                                           2,804      111,487
Mohawk Industries, Inc. *                                     1,672      137,940
Movado Group, Inc. (a)                                          817       15,425
NIKE, Inc., Class B                                           6,832      591,651
Oakley, Inc. (a)                                              1,948       33,174
Oshkosh B'Gosh, Inc., Class A                                   427       11,098
Oxford Industries, Inc. (a)                                     480       20,664
Phillips Van Heusen Corp.                                       886       28,963
Polo Ralph Lauren Corp., Class A                              2,603      112,215
Quiksilver, Inc. *                                            3,200       51,136
Reebok International, Ltd.                                    1,493       62,452
Russell Corp.                                                 1,050       21,472
Skechers United States of America, Inc., Class A * (a)        1,220       17,397
Stage Stores, Inc. *                                            472       20,579
Stride Rite Corp.                                             1,278       17,624
The Gymboree Corp. *                                            989       13,510
Timberland Company, Class A *                                 1,783       69,038
Unifi, Inc. *                                                 2,478       10,507
Unifirst Corp. (a)                                              255       10,338
VF Corp.                                                      2,857      163,478
Warnaco Group, Inc. *                                         1,303       30,295
Wellman, Inc. (a)                                             1,041       10,608
Weyco Group, Inc. (a)                                           534       10,522
Wolverine World Wide, Inc.                                    1,593       38,248
                                                                      ----------
                                                                       2,599,173

AUTO PARTS - 0.37%
Aftermarket Technology Corp. *                                  668       11,643
American Axle & Manufacturing Holdings, Inc. (a)              1,412       35,681
Arvinmeritor, Inc.                                            1,930       34,335
AutoZone, Inc. *                                              2,144      198,234
BorgWarner, Inc.                                              1,374       73,743
Commercial Vehicle Group, Inc. * (a)                            608       10,792
CSK Auto Corp. *                                              1,365       22,768
Dana Corp.                                                    4,079       61,226
Delphi Corp.                                                 15,457       71,875
Exide Technologies * (a)                                        901        4,370
Federal Signal Corp. (a)                                      1,510       23,556
Gentex Corp.                                                  4,145       75,439
Genuine Parts Company                                         4,348   $  178,659
Hayes Lemmerz International, Inc. *                           1,613       11,484
Johnson Controls, Inc.                                        4,854      273,426
Keystone Automotive Industries, Inc. * (a)                      522       12,909
Lear Corp.                                                    1,789       65,084
LKQ Corp. * (a)                                                 593       16,100
Modine Manufacturing Company                                    996       32,430
Noble International, Ltd. (a)                                   412        9,703
O'Reilly Automotive, Inc. *                                   1,439       42,897
Pep Boys - Manny, Moe & Jack (a)                              1,713       23,194
R & B, Inc. * (a)                                               742       10,418
Standard Motor Products, Inc., Class A (a)                      901       11,893
Strattec Security Corp. *                                       166        9,040
Superior Industries International, Inc. (a)                     765       18,130
TBC Corp. * (a)                                                 636       17,255
Titan International, Inc. (a)                                   629        8,793
TRW Automotive Holdings Corp. *                               2,727       66,839
Visteon Corp. * (a)                                           3,833       23,113
                                                                      ----------
                                                                       1,455,029

AUTO SERVICES - 0.08%
ADESA, Inc.                                                   2,408       52,422
AutoNation, Inc. *                                            6,773      138,982
Copart, Inc. *                                                2,403       57,192
Dollar Thrifty Automotive Group, Inc. *                         647       24,573
Lithia Motors, Inc., Class A (a)                                545       15,723
Midas, Inc. * (a)                                               517       11,891
                                                                      ----------
                                                                         300,783

AUTOMOBILES - 0.35%
Americas Car Mart, Inc. * (a)                                   443        9,972
Ford Motor Company (a)                                       46,024      471,286
General Motors Corp. (a)                                     14,775      502,350
Marine Products Corp. (a)                                     1,265       18,406
Monaco Coach Corp. (a)                                          903       15,522
Monro Muffler Brake, Inc. *                                     430       12,689
PACCAR, Inc.                                                  4,492      305,456
Tenneco Automotive, Inc. *                                    1,212       20,168
United Auto Group, Inc. (a)                                   1,247       37,161
                                                                      ----------
                                                                       1,393,010

BANKING - 6.13%
1st Source Corp. (a)                                            655       15,026
ABC Bancorp. (a)                                                662       11,969
Abington Community Bancorp, Inc.                                833       10,313
Alabama National BanCorp (a)                                    402       26,279
Amcore Financial, Inc.                                          607       18,137
Amegy Bancorp, Inc.                                           1,886       42,209
American National Bankshares, Inc. (a)                          447       10,540
Americanwest BanCorp * (a)                                      550       10,972
AmSouth Bancorp.                                              8,810      229,060

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Anchor BanCorp Wisconsin, Inc. (a)                              526   $   15,917
Arrow Financial Corp. (a)                                       453       12,612
Associated Banc-Corp.                                         3,120      105,019
Astoria Financial Corp.                                       2,670       76,015
Banc Corp. * (a)                                                959       10,146
BancFirst Corp.                                                 184       16,006
BancorpSouth, Inc.                                            1,888       44,557
BancTrust Financial Group, Inc. (a)                             557       10,878
Bank Granite Corp. (a)                                          731       13,991
Bank Mutual Corp.                                             1,760       19,466
Bank of America Corp.                                       104,751    4,777,693
Bank of Hawaii Corp.                                          1,191       60,443
Bank of New York Company, Inc.                               19,984      575,140
Bank of the Ozarks, Inc. (a)                                    461       15,139
BankAtlantic Bancorp, Inc., Class A (a)                       1,643       31,135
BankUnited Financial Corp., Class A (a)                         852       23,038
Banner Corp. (a)                                                425       11,904
BB&T Corp.                                                   14,006      559,820
Berkshire Bancorp, Inc.                                         446        8,139
Berkshire Hill Bancorp, Inc. (a)                                488       16,260
BOK Financial Corp.                                           1,440       66,413
Boston Private Financial Holdings, Inc. (a)                     712       17,942
Brookline Bancorp, Inc. (a)                                   1,615       26,260
Bryn Mawr Bank Corp. (a)                                        583       11,141
Camco Financial Corp. (a)                                       737       10,023
Camden National Corp. (a)                                       333       10,906
Capital City Bank Group, Inc. (a)                               393       15,877
Capital Corp of the West (a)                                    398       11,044
Capitol Bancorp, Ltd. (a)                                       468       15,729
Capitol Federal Financial (a)                                 1,899       65,478
Cardinal Financial Corp. * (a)                                1,145       10,752
Cascade Bancorp (a)                                             575       12,098
Cascade Financial Corp. (a)                                     611       10,081
Cathay General Bancorp, Inc. (a)                              1,327       44,733
Cavalry BanCorp, Inc. (a)                                       447       10,169
Center Bancorp, Inc. (a)                                        812        9,216
Central Coast Bancorp * (a)                                     688       12,453
Central Pacific Financial Corp. (a)                             780       27,768
CFS Bancorp, Inc. (a)                                           989       13,134
Charter Financial Corp. (a)                                     587       20,510
Chemical Financial Corp. (a)                                    738       24,435
Chittenden Corp.                                              1,136       30,899
Citizens & Northern Corp. (a)                                   406       12,683
Citizens Banking Corp.                                        1,131       34,179
Citizens First Bancorp, Inc. (a)                                487       10,057
City Bank Lynwood Washington (a)                                384       11,912
City National Corp.                                           1,060       76,013
Clifton Savings Bancorp, Inc.                                 1,259       13,295
Coastal Financial Corp. (a)                                     723   $   10,657
CoBiz, Inc. (a)                                                 726       13,162
Colonial Bancgroup, Inc.                                      3,543       78,159
Columbia Bancorp (a)                                            323       11,773
Columbia Banking System, Inc. (a)                               528       12,999
Comerica, Inc.                                                4,184      241,835
Commerce Bancorp, Inc. (a)                                    4,050      122,756
Commerce Bancshares, Inc. (a)                                 1,544       77,833
Commercial Bankshares, Inc. (a)                                 317       12,303
Commercial Federal Corp.                                        996       33,545
Community Bancorp - NV * (a)                                    379       11,757
Community Bancorp, Inc. - CA (a)                                297        8,880
Community Bank Systems, Inc. (a)                                744       18,146
Community Banks, Inc. (a)                                       464       12,027
Community Trust Bancorp, Inc. (a)                               424       13,873
Compass Bancshares, Inc.                                      2,925      131,625
Corus Bankshares, Inc. (a)                                      713       39,564
Cullen Frost Bankers, Inc.                                    1,102       52,510
CVB Financial Corp. (a)                                       1,741       34,263
Digital Insight Corp. * (a)                                   1,023       24,470
Dime Community Bancorp, Inc.                                    989       15,033
Doral Financial Corp. (a)                                     2,882       47,668
Downey Financial Corp.                                          678       49,630
East West Bancorp, Inc.                                       1,302       43,734
EFC Bancorp, Inc.                                               370       12,573
Enterprise Financial Services Corp. (a)                         541       12,795
ESB Financial Corp. (a)                                         890       11,703
Farmers Capital Bank Corp. (a)                                  372       12,886
Fidelity Bankshares, Inc. (a)                                   651       17,265
Fidelity Southern Corp. (a)                                     677       10,460
Fifth Third Bancorp (a)                                      14,235      586,624
Financial Institutions, Inc. (a)                                564       10,163
First BanCorp Puerto Rico (a)                                 1,027       41,234
First Bancorp (a)                                               578       12,791
First Busey Corp. * (a)                                         653       12,609
First Charter Corp. (a)                                         789       17,334
First Citizens Bancshares, Inc.                                 250       36,137
First Commonwealth Financial Corp. (a)                        2,005       27,469
First Community Bancorp                                         351       16,673
First Defiance Financial Corp. (a)                              366        9,769
First Federal Bancshares of Arkansas, Inc.                      368        8,262
First Financial BanCorp (a)                                   1,068       20,185
First Financial Bankshares, Inc. (a)                            486       16,446
First Financial Corp. (a)                                       446       12,814
First Financial Holdings, Inc. (a)                              412       12,323
First Horizon National Corp. (a)                              2,901      122,422
First Indiana Corp. (a)                                         471       13,975
First M&F Corp. (a)                                             334       11,356

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
First Merchants Corp. (a)                                         537   $ 13,344
First Midwest Bancorp, Inc.                                     1,150     40,446
First Mutual Bancshares, Inc.                                     364      9,428
First Niagara Financial Group, Inc.                             2,966     43,244
First Oak Brook Bancshares, Inc., Class A (a)                     384     10,836
First of Long Island Corp. (a)                                    289     12,037
First Place Financial Corp. (a)                                   629     12,637
First Regional Bancorp * (a)                                      154     10,187
First Republic Bank                                               565     19,961
First South Bancorp, Inc. (a)                                     326     10,393
First State Bancorporation (a)                                    614     11,844
First United Corp. (a)                                            505     10,115
FirstFed Financial Corp. *                                        386     23,009
FirstMerit Corp.                                                2,068     53,995
Flag Financial Corp. (a)                                          660      9,900
Flagstar Bancorp, Inc. (a)                                      1,374     26,010
Flushing Financial Corp.                                          656     12,070
FNB Corp. of North Carolina (a)                                   466      9,273
FNB Corp. of Virginia (a)                                         494     13,832
FNB Financial Services Corp. (a)                                  542      9,778
FNB. Corp. (a)                                                  1,596     31,361
Foothill Independent Bancorp (a)                                  552     11,060
Franklin Bank Corp. * (a)                                         679     12,738
Frontier Financial Corp. (a)                                      646     16,318
German American Bancorp (a)                                       780     10,748
Glacier Bancorp, Inc. (a)                                         816     21,322
Gold Banc Corp., Inc.                                           1,112     16,180
Golden West Financial Corp.                                     7,789    501,456
Great Southern Bancorp, Inc. (a)                                  414     12,954
Greater Bay Bancorp                                             1,347     35,520
Greater Community Bancorp (a)                                     616      9,819
Greenhill & Company, Inc. (a)                                     856     34,677
Hancock Holding Company (a)                                       830     28,552
Hanmi Financial Corp. (a)                                       1,310     21,877
Harleysville National Corp. (a)                                   767     17,764
Heritage Commerce Corp. * (a)                                     545     10,006
Heritage Financial Corp.                                          433      9,509
Hibernia Corp., Class A                                         3,917    129,966
Home Federal Bancorp, Inc. (a)                                    893     11,020
Home Federal Bancorp (a)                                          379      9,229
Horizon Financial Corp. (a)                                       571     12,676
Hudson City Bancorp, Inc.                                      15,492    176,764
Hudson United Bancorp                                           1,066     38,483
Huntington Bancshares, Inc.                                     5,635    136,029
IBERIABANK Corp. (a)                                              161      9,919
Independence Community Bank Corp.                               1,935     71,460
Independent Bank Corp. - MA                                       475     13,400
Independent Bank Corp. - MI (a)                                   517     14,703
Integra Bank Corp.                                                616   $ 13,934
Interchange Financial Services Corp. (a)                          683     12,533
Investors Financial Services Corp. (a)                          1,732     65,504
Irwin Financial Corp. (a)                                         862     19,128
KeyCorp                                                        10,222    338,859
K-Fed Bancorp (a)                                                 989     12,056
KNBT Bancorp, Inc. (a)                                          1,003     15,135
Lakeland Financial Corp. (a)                                      302     12,285
Leesport Financial Corp.                                          359      8,347
Lincoln Bancorp - IN (a)                                          564      9,588
LSB Bancshares, Inc. (a)                                          676     12,141
M&T Bank Corp.                                                  2,847    299,391
MAF Bancorp, Inc.                                                 706     30,097
Main Street Banks, Inc. (a)                                       639     16,269
MainSource Financial Group, Inc. (a)                              571     10,329
Marshall & Ilsley Corp.                                         5,599    248,876
MASSBANK Corp. (a)                                                311     10,776
MB Financial, Inc. (a)                                            748     29,793
Mercantile Bankshares Corp.                                     1,911     98,474
Merchants Bancshares, Inc. (a)                                    421     11,046
Mid-State Bancshares (a)                                          661     18,356
Midwest Banc Holdings, Inc. (a)                                   664     12,809
Nara Bancorp, Inc. (a)                                            844     12,390
NASB Financial, Inc. (a)                                          309     13,550
National City Corp.                                            16,284    555,610
National Penn Bancshares, Inc. (a)                              1,024     25,580
Netbank, Inc.                                                   1,651     15,387
New York Community Bancorp, Inc. (a)                            6,708    121,549
Newalliance Bancshares, Inc.                                    2,997     42,108
Newmil Bancorp, Inc.                                              385     11,211
North Fork Bancorporation, Inc.                                11,926    335,001
North Valley Bancorp (a)                                          559      9,587
Northern States Financial Corp. (a)                               383     10,398
Northern Trust Corp.                                            5,612    255,851
Northrim Bancorp, Inc. (a)                                        402      9,439
Northwest Bancorp, Inc. (a)                                     1,391     29,573
Oak Hill Financial, Inc.                                          337      9,837
OceanFirst Financial Corp. (a)                                    577     12,988
Ohio Valley Banc Corp.                                            375      9,637
Old National Bancorp (a)                                        1,862     39,847
Old Second Bancorp, Inc. (a)                                      407     11,840
Omega Financial Corp. (a)                                         466     14,469
Oriental Financial Group, Inc. (a)                                852     13,002
PAB Bankshares, Inc. (a)                                          675     10,429
Pacific Capital Bancorp (a)                                     1,210     44,867
Pamrapo Bancorp, Inc.                                             456     10,037
Park National Corp. (a)                                           367     40,553
Parkvale Financial Corp. (a)                                      333      9,041

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Partners Trust Financial Group, Inc. (a)                     1,632   $    17,430
Peapack Gladstone Financial Corp. (a)                          389        10,775
Pennfed Financial Services, Inc.                               741        12,508
Pennrock Financial Services Corp. (a)                          313        11,234
Pennsylvania Commerce Bancorp, Inc. * (a)                      331        10,840
Peoples Bancorp, Inc. (a)                                      403        10,780
People's Bank Corp.                                          3,634       109,892
Peoples Financial Corp.                                        483         8,839
PFF Bancorp, Inc. (a)                                          583        17,659
Placer Sierra Bancshares (a)                                   498        13,580
Popular, Inc.                                                6,604       166,355
Preferred Bank - CA (a)                                        312        12,386
PrivateBankcorp, Inc. (a)                                      561        19,848
Prosperity Bancshares, Inc.                                    472        13,504
Provident Bankshares Corp.                                     879        28,049
Provident Finacial Services                                  1,948        34,226
Provident Financial Holdings, Inc.                             337         9,473
Provident New York Bancorp                                   1,409        17,063
R & G Financial Corp., Class B                                 960        16,982
Regions Financial Corp.                                     11,704       396,532
Renasant Corp. (a)                                             391        12,027
Republic Bancorp, Inc., Class A (a)                            537        11,658
Republic Bancorp, Inc.                                       2,048        30,679
Republic First Bancorp, Inc. *                                 638         8,613
Riverview Bancorp, Inc. (a)                                    443         9,458
Rome Bancorp, Inc.                                             934         9,357
Royal Bancshares of Pennsylvania (a)                           568        13,490
S & T Bancorp, Inc. (a)                                        668        24,115
S.Y. Bancorp, Inc. (a)                                         514        11,745
Sandy Spring Bancorp, Inc.                                     412        14,432
Santander Bancorp (a)                                        1,218        30,523
Seacoast Banking Corp. of Florida (a)                          672        13,232
Security Bank Corp. (a)                                        496        11,358
Shore Bancshares, Inc. (a)                                     350         9,891
SI Financial Group, Inc. * (a)                                 871        10,156
Signature Bank * (a)                                           810        19,764
Simmons First National Corp., Class A (a)                      555        15,046
Sky Financial Group, Inc. (a)                                2,666        75,128
SNB Bancshares, Inc. * (a)                                     808         8,888
Sound Federal Bancorp, Inc. (a)                                666        10,763
South Financial Group, Inc. (a)                              1,821        51,753
Southwest Bancorp, Inc.                                        522        10,691
Sovereign Bancorp, Inc.                                      9,483       211,850
State Bancorp, Inc. (a)                                        480        10,858
State Financial Services Corp. (a)                             294        11,836
Sterling Bancorp (a)                                           573        12,234
Sterling Bancshares, Inc.                                    1,186        18,454
Sterling Financial Corp. (a)                                   797        16,984
Sterling Financial Corp. * (a)                                 528   $    19,747
Suffolk Bancorp (a)                                            430        13,885
Summit Bankshares, Inc. (a)                                    641        11,089
Summit Financial Group, Inc. (a)                               319        10,428
Sun Bancorp, Inc. of New Jersey *                              573        11,844
SunTrust Banks, Inc.                                         9,199       664,536
Susquehanna Bancshares, Inc.                                 1,259        30,959
SVB Financial Group * (a)                                      861        41,242
TCF Financial Corp.                                          3,306        85,559
TD Banknorth, Inc.                                           4,541       135,322
Texas Capital Bancshares, Inc. * (a)                           788        15,555
Texas Regional Bancshares, Inc., Class A                     1,280        39,014
TIB Financial Corp. (a)                                        350         9,432
Tompkins Trustco, Inc. (a)                                     283        12,282
Trico Bancshares (a)                                           584        13,047
TrustCo Bank Corp. (a)                                       2,317        30,260
Trustmark Corp. (a)                                          1,425        41,695
U.S.B. Holding Company, Inc. (a)                               629        14,719
UCBH Holdings, Inc. (a)                                      2,490        40,438
Umpqua Holdings Corp. (a)                                    1,165        27,424
Union Bankshares Corp. (a)                                     324        12,513
UnionBanCal Corp.                                            3,661       244,994
United Bankshares, Inc. (a)                                  1,091        38,851
United Community Banks, Inc. (a)                             1,077        28,024
Unizan Financial Corp.                                         574        15,377
US Bancorp                                                  48,412     1,413,630
Valley National Bancorp                                      2,457        57,445
Virginia Commerce Bancorp, Inc. * (a)                          468        11,386
W Holding Company, Inc.                                      4,297        43,915
Wachovia Corp.                                              41,139     2,040,494
Washington Federal, Inc.                                     1,785        41,983
Washington Trust Bancorp, Inc. (a)                             471        13,033
Webster Financial Corp.                                      1,150        53,694
Wells Fargo Company                                         43,801     2,697,266
Wesbanco, Inc. (a)                                             605        18,162
West Coast Bancorp (a)                                         546        13,328
Westamerica Bancorporation                                     742        39,185
Westfield Financial, Inc. (a)                                  540        13,090
WFS Financial, Inc. *                                        1,106        56,085
Whitney Holding Corp.                                        1,368        44,638
Wilber Corp. (a)                                               853        10,253
Willow Grove Bancorp, Inc. (a)                                 683        10,013
Wilmington Trust Corp.                                       1,450        52,214
Wintrust Financial Corp.                                       557        29,159
Yardville National Bancorp                                     345        12,334
Zions BanCorp                                                2,142       157,501
                                                                     -----------
                                                                      24,434,831

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY - 1.66%
Aastrom Biosciences, Inc. * (a)                               3,435   $   10,752
Affymetrix, Inc. * (a)                                        1,595       86,018
Amgen, Inc. *                                                32,977    1,993,789
Applera Corp. - Celera Genomics Group *                       2,270       24,902
Applera Corp.-Applied Biosystems Group                        5,119      100,691
Arena Pharmaceuticals, Inc. * (a)                             1,576       10,748
Biogen Idec, Inc. *                                           8,860      305,227
Bio-Rad Laboratories, Inc., Class A *                           698       41,329
Cell Therapeutics, Inc. * (a)                                 2,322        6,293
Cephalon, Inc. * (a)                                          1,529       60,870
Charles River Laboratories
   International, Inc. *                                      1,602       77,297
Chiron Corp. *                                                4,855      169,391
Digene Corp. * (a)                                              615       17,023
Discovery Laboratories, Inc. * (a)                            1,870       13,632
EntreMed, Inc. *                                              2,192        5,064
Exelixis, Inc. *                                              2,502       18,590
Genentech, Inc. *                                            27,219    2,185,141
Genitope Corp. * (a)                                            920       11,813
Genzyme Corp. *                                               6,170      370,755
Geron Corp. * (a)                                             1,701       13,166
GTx, Inc. * (a)                                               1,099       10,924
Human Genome Sciences, Inc. * (a)                             3,752       43,448
ICOS Corp. * (a)                                              1,826       38,656
Integra LifeSciences Holdings Corp. * (a)                       846       24,703
Intermune, Inc. * (a)                                         1,168       15,231
Invitrogen Corp. *                                            1,374      114,440
Lexicon Genetics, Inc. * (a)                                  2,493       12,315
Martek Biosciences Corp. * (a)                                  862       32,713
Medarex, Inc. * (a)                                           2,708       22,558
MedImmune, Inc. *                                             6,500      173,680
MGI Pharma, Inc. * (a)                                        1,966       42,780
Millennium Pharmaceuticals, Inc. *                            8,283       76,783
Millipore Corp. *                                             1,249       70,856
Molecular Devices Corp. * (a)                                   603       13,043
Momenta Pharmaceuticals, Inc. * (a)                             875       17,299
Myogen, Inc. * (a)                                            1,416        9,898
Myriad Genetics, Inc. * (a)                                     948       14,836
Nabi Biopharmaceuticals * (a)                                 1,831       27,886
Nektar Therapeutics * (a)                                     2,418       40,719
Neurocrine Biosciences, Inc. * (a)                            1,024       43,069
PRA International * (a)                                         660       17,675
Progenics Pharmaceuticals, Inc. * (a)                           655       13,663
Progress Software Corp. * (a)                                 1,013       30,542
Protein Design Labs, Inc. * (a)                               2,860       57,801
Regeneration Technologies, Inc. * (a)                         1,114        6,974
Serologicals Corp. * (a)                                        888       18,870
StemCells, Inc. * (a)                                         2,147        9,039
Tanox, Inc. * (a)                                             1,556       18,236
Telik, Inc. * (a)                                             1,563   $   25,414
Tercica, Inc. * (a)                                           1,287       11,184
Transkaryotic Therapies, Inc. * (a)                             965       35,300
Trimeris, Inc. * (a)                                            949        9,471
Virologic, Inc. *                                             4,406       10,927
                                                                      ----------
                                                                       6,633,424

BROADCASTING - 1.40%
Belo Corp., Class A                                           2,980       71,431
Citadel Broadcasting Corp. *                                  3,518       40,281
CKX, Inc. *                                                   1,183       15,219
Clear Channel Communications, Inc.                           14,522      449,165
Cox Radio, Inc., Class A *                                    1,170       18,428
Crown Media Holdings, Inc., Class A * (a)                     3,192       30,101
Cumulus Media, Inc., Class A *                                1,735       20,438
Emmis Communications Corp., Class A * (a)                     1,173       20,727
Entercom Communications Corp. *                               1,209       40,248
Entravision Communications Corp., Class A *                   3,665       28,550
Gray Television, Inc.                                         1,458       17,583
Hearst Argyle Television, Inc. (a)                            1,265       30,993
Journal Communications, Inc. (a)                              2,329       39,127
Liberty Global, Inc. *                                        7,102      331,450
Liberty Media Corp., Series A *                              76,354      778,047
Mediacom Communications Corp., Class A * (a)                  3,544       24,347
News Corp.                                                   87,270    1,412,029
Radio One, Inc., Class A * (a)                                3,039       38,686
Regent Communications, Inc. * (a)                             1,888       11,083
Saga Communications, Inc., Class A * (a)                        701        9,814
Salem Communications Corp., Class A * (a)                       818       16,229
Sinclair Broadcast Group, Inc., Class A                       2,734       24,825
Sirius Satellite Radio, Inc. * (a)                           34,748      225,167
Spanish Broadcasting System, Inc., Class A *                  2,092       20,899
Univision Communications, Inc., Class A *                     8,470      233,349
Viacom, Inc., Class B                                        42,303    1,354,542
Westwood One, Inc.                                            2,583       52,771
World Wrestling Entertainment, Inc., Class A                  2,384       27,225
XM Satellite Radio
   Holdings, Inc., Class A * (a)                              5,629      189,472
                                                                      ----------
                                                                       5,572,226

BUILDING MATERIALS & CONSTRUCTION - 0.27%
American Standard Companies, Inc.                             5,598      234,668
Apogee Enterprises, Inc.                                        913       14,033
Beacon Roofing Supply, Inc. * (a)                               788       20,724
BlueLinx Holdings, Inc.                                         913        9,659
Corrections Corp. of America *                                  972       38,151
Dycom Industries, Inc. *                                      1,340       26,545
Eagle Materials, Inc. (a)                                       470       43,517
ElkCorp                                                         554       15,817
Foster Wheeler, Ltd. *                                          400        7,864

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

BUILDING MATERIALS & CONSTRUCTION
   (CONTINUED)
Griffon Corp. * (a)                                             804   $   17,849
Hughes Supply, Inc.                                           1,717       48,248
Huttig Building Products, Inc. * (a)                            838        9,143
Infrasource Services, Inc. * (a)                              1,320       13,754
Interline Brands, Inc. * (a)                                    962       19,048
Lennox International, Inc.                                    1,719       36,391
Levitt Corp., Class A (a)                                       582       17,413
LSI Industries, Inc.                                            814       11,347
Masco Corp.                                                  11,337      360,063
NCI Building Systems, Inc. * (a)                                509       16,695
Perini Corp. * (a)                                              783       12,857
RPM International, Inc.                                       2,995       54,689
Trex Company, Inc. * (a)                                        428       11,000
U.S. Concrete, Inc. *                                         1,417        9,168
WCI Commmunities, Inc. * (a)                                  1,188       38,052
                                                                      ----------
                                                                       1,086,695

BUSINESS SERVICES - 2.44%
ABM Industries, Inc.                                          1,315       25,642
Activcard Corp. * (a)                                         1,866        8,528
Acxiom Corp.                                                  2,332       48,692
Administaff, Inc.                                               756       17,962
ADVO, Inc.                                                      905       28,824
Affiliated Computer Services, Inc., Class A *                 3,296      168,426
Alliance Data Systems Corp. *                                 2,103       85,298
AMERCO, Inc. * (a)                                              604       32,344
AMR Corp. * (a)                                               4,451       53,902
ARAMARK Corp., Class B                                        4,784      126,298
Arbitron, Inc.                                                  782       33,548
Automatic Data Processing, Inc.                              15,045      631,439
Banta Corp.                                                     660       29,938
BearingPoint, Inc. * (a)                                      5,439       39,868
Black Box Corp. (a)                                             523       18,514
Bowne & Company, Inc. (a)                                     1,140       16,484
Bright Horizons Family Solutions, Inc. *                        731       29,766
Brinks Company                                                1,498       53,928
Cadence Design Systems, Inc. *                                7,189       98,202
Catalina Marketing Corp. (a)                                  1,389       35,294
CDI Corp. (a)                                                   635       13,919
Cendant Corp.                                                27,408      613,117
Central Parking Corp. (a)                                     1,083       14,891
Ceridian Corp. *                                              3,911       76,186
Certegy, Inc.                                                 1,620       61,916
ChoicePoint, Inc. *                                           2,284       91,474
Clark, Inc. (a)                                                 654        9,372
Coinstar, Inc. * (a)                                            776       17,607
Compucredit Corp. * (a)                                       1,319       45,215
Computer Sciences Corp. *                                     4,845      211,726
COMSYS IT Partners, Inc. * (a)                                  620   $   10,577
Convergys Corp. *                                             3,725       52,969
Corporate Executive Board Company                             1,020       79,897
CoStar Group, Inc. * (a)                                        537       23,413
CRA International, Inc. *                                       272       14,647
CSG Systems International, Inc. *                             1,488       28,242
Deluxe Corp.                                                  1,216       49,370
DiamondCluster International, Inc., Class A *                 1,042       11,775
DST Systems, Inc. *                                           2,134       99,871
Dun & Bradstreet Corp. *                                      1,756      108,257
eFunds Corp. * (a)                                            1,284       23,099
Electro Rent Corp. * (a)                                        913       13,275
Electronic Arts, Inc. *                                       7,784      440,652
Electronic Data Systems Corp.                                13,292      255,871
Ennis Business Forms, Inc.                                      886       16,054
Entrust Technologies, Inc. * (a)                              2,342       11,218
Equifax, Inc.                                                 3,439      122,807
Euronet Worldwide, Inc. * (a)                                   931       27,064
FactSet Research Systems, Inc. (a)                            1,264       45,302
Fair Isaac Corp.                                              1,748       63,802
First Data Corp.                                             20,385      818,254
Fluor Corp.                                                   2,132      122,782
Forrester Research, Inc. * (a)                                  765       13,640
FTI Consulting, Inc. *                                        1,089       22,760
Gartner Group, Inc., Class A * (a)                            3,258       34,600
Geo Group, Inc. *                                               355        8,893
Gevity HR, Inc. (a)                                             830       16,625
Global Payments, Inc. (a)                                       972       65,902
GSI Commerce, Inc. * (a)                                      1,261       21,122
H & R Block, Inc.                                             4,264      248,804
Harte-Hanks, Inc.                                             2,215       65,852
Healthcare Services Group, Inc. (a)                             766       15,381
Heidrick & Struggles International, Inc. *                      567       14,787
Hewitt Associates, Inc. * (a)                                 2,808       74,440
Hudson Highland Group, Inc. * (a)                               740       11,537
Huron Consulting Group, Inc. * (a)                              564       13,282
Infocrossing, Inc. * (a)                                        651        8,118
Informatica Corp. *                                           2,650       22,233
Insight Enterprises, Inc. *                                   1,384       27,929
Intervoice Brite, Inc. *                                      1,240       10,701
Iron Mountain, Inc. *                                         3,389      105,127
Jackson Hewitt Tax Service, Inc. (a)                          1,006       23,782
Jacobs Engineering Group, Inc. *                              1,441       81,071
John H. Harland Company (a)                                     745       28,310
Kanbay International, Inc. * (a)                                978       22,602
Kelly Services, Inc., Class A                                   961       27,523
Kforce, Inc. * (a)                                            1,318       11,150
Korn/Ferry International * (a)                                1,117       19,827

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Labor Ready, Inc. * (a)                                       1,128   $   26,294
LECG Corp. * (a)                                                682       14,499
Manpower, Inc.                                                2,287       90,977
MAXIMUS, Inc.                                                   600       21,174
McGrath Rentcorp                                                714       16,922
Moody's Corp.                                                 7,790      350,238
MPS Group, Inc. *                                             2,999       28,251
Navigant Consulting Company * (a)                             1,339       23,647
NCO Group, Inc. *                                               900       19,467
NCR Corp. *                                                   4,864      170,824
Paxar Corp. *                                                 1,192       21,158
Paychex, Inc.                                                 9,822      319,608
PDI, Inc. *                                                     511        6,301
Perot Systems Corp., Class A * (a)                            3,087       43,897
PHH Corp. *                                                   1,411       36,291
Pitney Bowes, Inc.                                            5,936      258,513
Pre-Paid Legal Services, Inc. (a)                               432       19,289
PRG-Schultz International, Inc. * (a)                         2,194        6,187
QC Holdings, Inc. * (a)                                         788       11,379
Quest Software, Inc. * (a)                                    2,723       37,114
R.H. Donnelley Corp. *                                          815       50,514
R.R. Donnelley & Sons Company                                 5,668      195,603
Resource America, Inc.                                          496       19,111
Resources Connection, Inc. * (a)                              1,328       30,849
Reynolds & Reynolds Company, Class A                          2,018       54,546
Robert Half International, Inc.                               4,471      111,641
Rollins, Inc.                                                 1,818       36,433
Scansource, Inc. * (a)                                          355       15,244
Seachange International, Inc. * (a)                             951        6,676
Service Master Company                                        7,650      102,510
SFBC International, Inc. * (a)                                  516       19,933
Sirva, Inc. * (a)                                             2,137       18,186
Sonicwall, Inc. *                                             2,163       11,658
Sotheby's Holdings, Inc., Class A *                           1,810       24,797
Source Interlink Companies * (a)                                883       10,923
SOURCECORP, Inc. *                                              533       10,564
Spherion Corp. *                                              2,042       13,477
SRA International, Inc., Class A * (a)                        1,419       49,268
StarTek, Inc. (a)                                               609       10,000
SunGuard Data Systems, Inc. *                                 7,474      262,861
SYNNEX Corp. * (a)                                              886       15,514
Syntel, Inc. (a)                                              1,221       19,573
Sypris Solutions, Inc. (a)                                      795        9,834
TALX Corp. (a)                                                  570       16,479
Teletech Holdings, Inc. * (a)                                 2,216       18,060
TETRA Technologies, Inc. *                                    1,707       23,096
The BISYS Group, Inc. *                                       3,214       48,017
The Titan Corp. *                                             2,279       51,824
Total Systems Services, Inc. (a)                              5,143   $  123,946
TRC Companies, Inc. * (a)                                       615        7,220
Tyler Technologies, Inc. * (a)                                1,527       11,544
Unisys Corp. *                                                9,312       58,945
URS Corp. *                                                   1,159       43,289
Valassis Communications, Inc. *                               1,343       49,758
VERITAS Software Corp. *                                     11,336      276,598
Viad Corp.                                                      693       19,640
Volt Information Sciences, Inc. * (a)                           503       11,936
Waste Industries USA (a)                                        740       10,464
Watson Wyatt & Company Holdings (a)                             841       21,555
West Corp. *                                                  1,821       69,926
Wind River Systems, Inc. *                                    2,345       36,770
Wireless Facilities, Inc. * (a)                               2,348       14,863
Zhone Technologies, Inc. * (a)                                3,779       12,660
                                                                      ----------
                                                                       9,741,851

CABLE AND TELEVISION - 1.21%
Cablevision Systems New York Group,
   Class A * (a)                                              7,581      244,108
Charter Communications, Inc., Class A * (a)                  10,262       12,109
Comcast Corp., Class A *                                     58,666    1,801,046
DIRECTV Group, Inc. *                                        36,426      564,603
EchoStar Communications Corp., Class A                        5,830      175,775
Insight Communications
   Company, Inc., Class A * (a)                               1,772       19,581
Lin TV Corp. * (a)                                            1,401       19,460
LodgeNet Entertainment Corp. * (a)                              709       11,762
Time Warner Telecom, Inc., Class A * (a)                      3,696       21,880
Time Warner, Inc. *                                         114,878    1,919,611
TiVo, Inc. * (a)                                              2,479       16,560
                                                                      ----------
                                                                       4,806,495

CELLULAR COMMUNICATIONS - 0.75%
Alamosa Holdings, Inc. * (a)                                  3,869       53,779
American Tower Corp., Class A * (a)                           6,137      129,000
Crown Castle International Corp. *                            6,080      123,546
Dobson Communications Corp., Class A * (a)                    3,906       16,640
EndWave Corp. * (a)                                             301       14,328
Jamdat Mobile, Inc * (a)                                        661       18,297
Motorola, Inc.                                               63,874    1,166,339
Nextel Communications, Inc., Class A *                       29,248      945,003
Nextel Partners, Inc., Class A *                              4,902      123,383
NII Holdings, Inc., Class B * (a)                             1,834      117,266
Novatel Wireless, Inc * (a)                                     922       11,497
RF Micro Devices, Inc. * (a)                                  5,354       29,072
Syniverse Holdings, Inc. *                                    1,992       27,888
Telephone & Data Systems, Inc.                                1,493       60,929
UbiquiTel, Inc. * (a)                                         2,909       23,737
US Unwired, Inc., Class A * (a)                               3,995       23,251

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Western Wireless Corp., Class A *                             2,461   $  104,100
                                                                      ----------
                                                                       2,988,055

CHEMICALS - 1.38%
A. Schulman, Inc. (a)                                           828       14,813
Air Products & Chemicals, Inc.                                5,787      348,956
Airgas, Inc.                                                  1,934       47,712
Albany Molecular Research, Inc. *                             1,011       14,154
Albemarle Corp.                                               1,183       43,144
American Vanguard Corp. (a)                                     605       12,651
Arch Chemicals, Inc. (a)                                        689       17,197
Ashland, Inc.                                                 1,820      130,803
Balchem Corp. (a)                                               342       10,277
Cabot Corp.                                                   1,636       53,988
Cabot Microelectronics Corp. * (a)                              682       19,771
Calgon Carbon Corp. (a)                                       1,397       12,363
Cambrex Corp. (a)                                               808       15,392
Celanese Corp., Series A * (a)                                4,345       69,042
Chemtura Corp.                                                3,183       45,040
Cytec Industries, Inc.                                        1,028       40,914
Dow Chemical Company                                         24,795    1,104,121
E.I. Du Pont De Nemours & Company                            25,801    1,109,701
Eastman Chemical Company                                      2,062      113,719
Engelhard Corp.                                               3,221       91,960
Ferro Corp.                                                   1,258       24,984
FMC Corp. *                                                     946       53,108
Georgia Gulf Corp. (a)                                          902       28,007
Great Lakes Chemical Corp.                                    1,394       43,869
H.B. Fuller Company                                             746       25,409
Hawkins, Inc.                                                   747        9,076
Hercules, Inc. *                                              3,066       43,384
Huntsman Corp. *                                              5,907      119,735
Kronos Worldwide, Inc. (a)                                    1,332       40,213
Lubrizol Corp.                                                1,690       70,997
Lyondell Chemical Company                                     5,419      143,170
MacDermid, Inc.                                                 883       27,514
Material Sciences Corp. *                                       700       10,192
Minerals Technologies, Inc.                                     487       29,999
Newmarket Corp. * (a)                                           642        9,495
Nl Industries, Inc. (a)                                       1,471       22,639
Olin Corp.                                                    1,971       35,951
OM Group, Inc. *                                                826       20,394
Omnova Solutions, Inc. *                                      2,010        9,367
Polyone Corp. *                                               2,739       18,132
PPG Industries, Inc.                                          4,422      277,525
Praxair, Inc.                                                 8,396      391,254
Quaker Chemical Corp. (a)                                       532        9,283
Rohm & Haas Company                                           5,800      268,772
Sigma-Aldrich Corp.                                           1,647       92,298
Stepan Company (a)                                              515   $   11,382
Techne Corp. *                                                  986       45,267
Terra Industries, Inc. * (a)                                  2,613       17,795
Terra Nitrogen Company, LP                                      615       16,913
The Scotts Company, Class A *                                   820       58,392
UAP Holding Corp.                                             1,430       23,738
Valhi, Inc. (a)                                               3,260       57,050
Valspar Corp. (a)                                             1,308       63,163
W. R. Grace & Company * (a)                                   2,000       15,580
Westlake Chem Corp.                                           1,759       43,096
                                                                      ----------
                                                                       5,492,861

COAL - 0.14%
Arch Coal, Inc. (a)                                           1,634       89,004
CONSOL Energy, Inc.                                           2,382      127,628
Foundation Coal Holdings, Inc. (a)                            1,314       34,085
James River Coal Company * (a)                                  464       16,078
Massey Energy Company                                         2,057       77,590
Peabody Energy Corp.                                          3,445      179,278
Penn Virginia Resource Partners LP (a)                          375       17,932
                                                                      ----------
                                                                         541,595

COLLEGES & UNIVERSITIES - 0.15%
Apollo Group, Inc., Class A *                                 4,803      375,691
Career Education Corp. *                                      2,712       99,286
Corinthian Colleges, Inc. *                                   2,491       31,810
DeVry, Inc. *                                                 1,900       37,810
ITT Educational Services, Inc. *                              1,175       62,769
                                                                      ----------
                                                                         607,366

COMMERCIAL SERVICES - 0.05%
Blue Nile, Inc. * (a)                                           559       18,274
CB Richard Ellis Group, Inc. *                                1,882       82,544
Cenveo, Inc. * (a)                                            1,579       11,937
Chemed Corp.                                                    702       28,698
Providence Service Corp. * (a)                                  336        8,343
TNS, Inc. *                                                     676       15,798
Vertrue, Inc. * (a)                                             337       13,129
Wright Express Corp. *                                        1,095       20,225
                                                                      ----------
                                                                         198,948

COMPUTERS & BUSINESS EQUIPMENT - 3.18%
3Com Corp. *                                                 11,545       42,024
3D Systems Corp. * (a)                                          474       11,404
ADE Corp. * (a)                                                 485       13,604
Advanced Digital Information Corp. * (a)                      2,097       15,937
Agilysys, Inc. (a)                                              891       13,989
Anteon International Corp. *                                    916       41,788
Apple Computer, Inc. *                                       21,278      783,243
Applied Films Corp. *                                           494       12,646
Benchmark Electronics, Inc. *                                 1,104       33,584
Brocade Communications Systems, Inc. * (a)                    7,470       28,984

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Brooks Automation, Inc. *                                    1,370   $    20,344
CACI International, Inc., Class A * (a)                        756        47,749
CDW Corp.                                                    2,169       123,828
Cogent, Inc. * (a)                                           2,211        63,124
Cognizant Technology Solutions Corp., Class A *              3,526       166,180
Dell, Inc. *                                                64,650     2,554,321
Diebold, Inc.                                                1,816        81,920
Digi International, Inc. *                                     878        10,413
Dot Hill Systems Corp. * (a)                                 1,830         9,589
Echelon Corp. * (a)                                          1,745        12,006
Electronics For Imaging, Inc. *                              1,580        33,243
EMC Corp. *                                                 63,112       865,266
Extreme Networks, Inc. *                                     3,721        15,256
Falconstor Software, Inc. * (a)                              1,768        11,545
FileNET Corp. *                                              1,109        27,880
Foundry Networks, Inc. *                                     3,843        33,165
Gateway, Inc. * (a)                                         10,610        35,013
General Binding, Corp. *                                       490        10,741
GTECH Holdings Corp.                                         3,048        89,124
Helix Technology Corp. (a)                                     927        12,311
Henry, Jack & Associates, Inc.                               2,393        43,816
Hewlett-Packard Company                                     75,684     1,779,331
Hypercom Corp. * (a)                                         1,825        11,808
Ingram Micro, Inc., Class A *                                4,092        64,081
InPhonic, Inc. * (a)                                         1,036        15,934
Intergraph Corp. * (a)                                         751        25,879
International Business Machines Corp.                       43,267     3,210,411
Ixia *                                                       1,816        35,303
Komag Inc. * (a)                                               772        21,902
Kronos, Inc. *                                                 841        33,968
Lexar Media, Inc. * (a)                                      2,585        12,692
Lexmark International, Inc. *                                3,366       218,218
Maxtor Corp. *                                               7,028        36,546
Merge Technologies, Inc. * (a)                                 546        10,237
Micros Systems, Inc. *                                       1,012        45,287
Mobility Electronics, Inc. * (a)                             1,121        10,257
MTS Systems Corp.                                              568        19,073
Multi-Fineline Electronix, Inc. * (a)                          704        12,954
National Instruments Corp. (a)                               2,181        46,237
Network Appliance, Inc. *                                    9,602       271,449
Oplink Communications, Inc. * (a)                            6,103        10,436
Palmone, Inc. * (a)                                          1,321        39,326
Pinnacle Systems, Inc. *                                     2,316        12,738
Plexus Corp. *                                               1,376        19,580
Pomeroy Computer Resources, Inc. * (a)                         644         6,524
Quantum Corp. * (a)                                          5,860        17,404
Radiant Systems, Inc. *                                      1,038        11,833
RadiSys Corp. *                                                700   $    11,305
Rimage Corp. *                                                 443         9,405
Sandisk Corp. *                                              4,444       105,456
Seagate Technology, Inc. *                                  12,083       212,057
SI International, Inc. * (a)                                   375        11,235
Silicon Graphics, Inc. * (a)                                 9,203         6,534
Silicon Storage Technology, Inc. * (a)                       3,437        13,851
Sonic Solutions * (a)                                          749        13,931
Standard Microsystems Corp. * (a)                              652        15,244
Storage Technology Corp. *                                   2,936       106,547
Stratasys, Inc. * (a)                                          354        11,569
Sun Microsystems, Inc. *                                    87,449       326,185
Sybase, Inc. * (a)                                           2,411        44,242
Sykes Enterprises, Inc. *                                    1,341        12,713
Synaptics, Inc. * (a)                                          789        16,853
Tech Data Corp. *                                            1,529        55,977
Trident Microsystems, Inc. * (a)                               737        16,723
Western Digital Corp. *                                      5,496        73,756
Witness Systems, Inc. * (a)                                    756        13,782
Xerox Corp. *                                               24,956       344,143
                                                                     -----------
                                                                      12,684,953

CONSTRUCTION & MINING EQUIPMENT - 0.12%
A.S.V., Inc. * (a)                                             410        16,621
Astec Industries, Inc. *                                       614        14,239
Buckeye Partners, LP (a)                                       925        42,522
Bucyrus International, Inc., Class A                           554        21,041
Carbo Ceramics, Inc.                                           424        33,479
Dril-Quip, Inc. * (a)                                          551        15,984
Gulf Islands Fabrication, Inc.                                 574        11,411
Kaman Corp., Class A                                           919        16,579
Layne Christensen Company * (a)                                593        11,780
National Oilwell, Inc. *                                     4,349       206,751
Parker Drilling Company * (a)                                3,070        21,521
Rowan Companies, Inc.                                        2,784        82,713
                                                                     -----------
                                                                         494,641

CONSTRUCTION MATERIALS - 0.26%
Ameron International Corp. (a)                                 317        11,856
Applied Industrial Technologies, Inc. (a)                      775        25,025
Clarcor, Inc. (a)                                              658        19,246
Comfort Systems USA, Inc. *                                  1,453         9,561
EMCOR Group, Inc. *                                            366        17,897
Florida Rock Industries, Inc. (a)                            1,115        81,785
Forest City Enterprises, Inc.                                1,291        91,661
Granite Construction, Inc.                                   1,143        32,118
JLG Industries, Inc.                                         1,347        37,016
Lafarge Corp.                                                1,808       112,891
Martin Marietta Materials, Inc.                              1,201        83,013

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

CONSTRUCTION MATERIALS (CONTINUED)
Regal-Beloit Corp. (a)                                          637   $   18,575
Sherwin-Williams Company                                      3,506      165,098
Simpson Manufacturing, Inc. (a)                               1,267       38,707
Standex International Corp. (a)                                 445       12,642
Trinity Industries, Inc. (a)                                  1,332       42,664
Universal Forest Products, Inc. (a)                             493       20,435
USG Corp. * (a)                                               1,138       48,365
Vulcan Materials Company                                      2,614      169,884
                                                                      ----------
                                                                       1,038,439

CONTAINERS & GLASS - 0.22%
Ball Corp.                                                    2,878      103,493
Bemis Company, Inc.                                           2,598       68,951
Graphic Packaging Corp. * (a)                                 5,919       21,604
Greif, Inc., Class A (a)                                        591       36,110
Interpool, Inc. (a)                                             803       17,168
Jarden Corp. * (a)                                              753       40,602
Longview Fibre Company                                        1,434       29,469
Mobile Mini, Inc. * (a)                                         406       13,999
Owens-Illinois, Inc. *                                        4,049      101,427
Packaging Corp. of America                                    2,692       56,667
Pactiv Corp. *                                                3,913       84,443
Sealed Air Corp. *                                            2,205      109,787
Silgan Holdings, Inc.                                           518       29,132
Smurfit-Stone Container Corp. *                               6,838       69,542
Sonoco Products Company                                       2,326       61,639
West Pharmaceutical Services, Inc.                              854       23,955
                                                                      ----------
                                                                         867,988

COSMETICS & TOILETRIES - 1.80%
Alberto Culver Company, Class B                               2,313      100,222
Avon Products, Inc.                                          12,219      462,489
Chattem, Inc. * (a)                                             544       22,522
Colgate-Palmolive Company                                    13,611      679,325
Elizabeth Arden, Inc. * (a)                                     876       20,490
Estee Lauder Companies, Inc., Class A                         3,458      135,312
Helen Troy, Ltd. * (a)                                          768       19,553
Intermediate Parfums, Inc. (a)                                  669       12,972
International Flavors & Fragrances, Inc.                      2,415       87,471
Kimberly-Clark Corp.                                         12,404      776,366
Nature's Sunshine Products, Inc.                                612       10,673
Nu Skin Enterprises, Inc., Class A                            1,845       42,989
Playtex Products, Inc. * (a)                                  1,767       19,013
Procter & Gamble Company                                     65,511    3,455,705
Revlon, Inc., Class A * (a)                                  11,165       34,277
The Gillette Company                                         25,842    1,308,380
                                                                      ----------
                                                                       7,187,759

CRUDE PETROLEUM & NATURAL GAS - 2.03%
Amerada Hess Corp.                                            2,336      248,807
Apache Corp.                                                  8,532      551,167
Burlington Resources, Inc.                                   10,093   $  557,537
Cabot Oil & Gas Corp., Class A                                1,354       46,984
Cascade Natural Gas Corp. (a)                                   738       15,129
Chesapeake Energy Corp.                                       7,240      165,072
ChevronTexaco Corp.                                          55,099    3,081,136
Cimarex Energy Company * (a)                                  2,036       79,221
Devon Energy Corp.                                           12,324      624,580
Edge Petroleum Corp. * (a)                                      623        9,731
EOG Resources, Inc.                                           6,221      353,353
FX Energy, Inc. * (a)                                         1,190       13,126
Goodrich Petroleum Corp. * (a)                                  708       14,571
Harvest Natural Resources, Inc. * (a)                         1,126       12,307
Helmerich & Payne, Inc.                                       1,304       61,184
Hydril *                                                        651       35,382
Newfield Exploration Company *                                3,202      127,728
Occidental Petroleum Corp.                                   10,340      795,456
Parallel Petroleum Corp. * (a)                                1,236       10,939
Patterson-UTI Energy, Inc.                                    4,373      121,700
Petroquest Energy, Inc. *                                     1,652       10,854
Pioneer Natural Resources Company                             3,753      157,926
Plains Exploration & Production Company *                     2,105       74,791
Pogo Producing Company (a)                                    1,653       85,824
Quicksilver Resources, Inc. * (a)                             1,342       85,794
Spinnaker Exploration Company * (a)                             945       33,538
Sunoco, Inc.                                                  1,780      202,350
Swift Energy Company *                                          739       26,471
TEPPCO Partners, LP (a)                                       1,712       70,945
Tipperary Corp. *                                             2,000       12,500
Toreador Resources Corp. * (a)                                  520       12,631
Unit Corp. *                                                  1,218       53,604
W&T Offshore, Inc. (a)                                        1,799       43,302
XTO Energy, Inc.                                              9,102      309,377
                                                                      ----------
                                                                       8,105,017

DOMESTIC OIL - 0.64%
Atlas America, Inc. * (a)                                       415       15,434
Berry Petroleum Company, Class A (a)                            627       33,156
BP Prudhoe Bay Royalty Trust                                    552       39,507
Brigham Exploration Company * (a)                             1,492       13,622
Carrizo Oil & Gas, Inc. * (a)                                   708       12,078
Comstock Resources, Inc. *                                    1,109       28,047
Delta Petroleum Corp. * (a)                                   1,303       18,398
Denbury Resources, Inc. *                                     1,488       59,178
Dorchester Minerals LP                                          812       19,426
Encore Aquisition Company *                                     914       37,474
Energy Partners, Ltd. * (a)                                     918       24,061
EnergySouth, Inc. (a)                                           499       13,827
Enterprise Products Partners LP (a)                          10,018      268,382

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

DOMESTIC OIL (CONTINUED)
Forest Oil Corp. *                                            1,563   $   65,646
Frontier Oil Corp.                                            1,452       42,616
Giant Industries, Inc. *                                        393       14,148
Holly Corp. (a)                                                 858       40,043
Houston Exploration Company *                                   728       38,620
KCS Energy, Inc. * (a)                                        1,380       23,971
Marathon Oil Corp.                                            8,997      480,170
Maverick Tube Corp. * (a)                                     1,173       34,955
McMoran Exploration Company * (a)                               796       15,530
Meridian Resource Corp. *                                     2,574       12,304
Murphy Oil Corp.                                              4,788      250,077
Noble Energy, Inc.                                            1,506      113,929
Oil States International, Inc. *                              1,371       34,508
Range Resources Corp. (a)                                     2,065       55,548
Remington Oil Gas Corp. * (a)                                   716       25,561
St. Mary Land & Exploration Company                           1,631       47,266
Stone Energy Corp. *                                            684       33,448
Sunoco Logistics Partners LP                                    671       25,417
Syntroleum Corp. * (a)                                        1,526       15,657
TETRA Technologies, Inc. *                                      592       18,855
Unocal Corp.                                                  6,880      447,544
Vintage Petroleum, Inc.                                       1,818       55,394
Warren Resources, Inc. * (a)                                  1,268       13,251
Whiting Petroleum Corp. *                                       822       29,847
Williams Clayton Energy, Inc. * (a)                             447       13,406
World Fuel Services Corp. (a)                                   660       15,451
                                                                      ----------
                                                                       2,545,752

DRUGS & HEALTH CARE - 0.71%
1 800 Contacts * (a)                                            514        9,956
Abiomed, Inc. * (a)                                             917        7,840
Alliance Imaging, Inc. * (a)                                  1,464       15,313
Alpharma, Inc., Class A                                       1,566       22,660
Antigenics, Inc. * (a)                                        1,714        9,273
Ariad Pharmaceuticals, Inc. * (a)                             1,883       12,541
Arrow International, Inc.                                     1,219       38,886
Beverly Enterprises, Inc. * (a)                               2,971       37,851
Biomarin Pharmaceutical, Inc. * (a)                           2,243       16,800
Bone Care International, Inc. * (a)                             583       19,221
Candela Corp. * (a)                                             935        9,771
Cell Genesys, Inc. * (a)                                      1,884       10,079
CNS, Inc. (a)                                                   522       11,928
Conmed Corp. *                                                  870       26,770
Conor Medsystems, Inc. * (a)                                  1,056       16,210
Corixa Corp. * (a)                                            2,426       10,626
CV Therapeutics, Inc. * (a)                                     963       21,590
Datascope Corp.                                                 482       16,075
Dendreon Corp. * (a)                                          2,113       11,051
Diversa Corp. * (a)                                           1,941       10,113
DOV Pharmaceutical, Inc. * (a)                                  763   $   14,238
Enzo Biochem, Inc. * (a)                                      1,022       18,324
Enzon Pharmaceuticals, Inc. * (a)                             1,473        9,545
Gentiva Health Services, Inc. *                                 727       12,984
Healthextras, Inc. * (a)                                      1,075       21,575
Hillenbrand Industries, Inc.                                  1,561       78,909
IDX Systems Corp. * (a)                                         889       26,794
I-Flow Corp. * (a)                                              757       12,596
Illumina, Inc. * (a)                                          1,196       14,436
ImClone Systems, Inc. * (a)                                   2,221       68,784
Immucor Corp. * (a)                                           1,223       35,406
Immunogen, Inc. *                                             1,706        9,878
Impax Laboratories, Inc. * (a)                                1,705       26,768
Intuitive Surgical, Inc. * (a)                                  927       43,235
Invacare Corp.                                                  805       35,710
Kos Pharmaceuticals, Inc. * (a)                               1,065       69,757
K-V Pharmaceutical Company, Class A * (a)                     1,424       23,852
Landauer, Inc.                                                  275       14,275
Luminex Corp. * (a)                                           1,245       12,251
Mannatech, Inc. (a)                                             798       15,178
Matria Healthcare, Inc. * (a)                                   495       15,954
Maxygen, Inc. *                                               1,485       10,187
Medical Action Inc. *                                           476        8,497
Mentor Corp. (a)                                              1,134       47,038
Meridian Bioscience, Inc. (a)                                   602       11,408
Micro Therapeutics, Inc. * (a)                                2,401        9,556
Molina Healthcare, Inc. *                                       758       33,549
Nanogen, Inc. * (a)                                           1,563        6,002
NDCHealth Corp. *                                             1,110       19,947
NeoPharm, Inc. * (a)                                          1,031       10,300
Neurogen Corp. * (a)                                          1,567       10,687
New River Pharmaceuticals, Inc. * (a)                           562       16,871
Northfield Laboratories, Inc. * (a)                             881       12,607
Option Care, Inc. (a)                                           947       13,353
OraSure Technologies, Inc. * (a)                              1,438       14,366
OrthoLogic Corp. * (a)                                        1,943        7,519
Parexel International Corp. * (a)                               772       15,324
Perrigo Company                                               2,671       37,234
Res-Care, Inc. *                                                840       11,390
Savient Pharmaceuticals, Inc. * (a)                           2,597       11,453
Third Wave Technologies, Inc. * (a)                           1,901        7,471
Vital Signs, Inc. (a)                                           384       16,635
Wyeth                                                        34,762    1,546,909
Zymogenetics, Inc. * (a)                                      1,766       31,082
                                                                      ----------
                                                                       2,824,388

EDUCATIONAL SERVICES - 0.07%
eCollege.com * (a)                                              789        9,389
Educate, Inc. * (a)                                           1,309       18,522

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

EDUCATIONAL SERVICES (CONTINUED)
Education Management Corp. *                                 1,967   $    66,347
Laureate Education, Inc. *                                   1,281        61,309
Leapfrog Enterprises, Inc., Class A * (a)                    1,856        20,973
Learning Tree International, Inc. * (a)                        730         8,775
Princeton Review, Inc. * (a)                                 1,620         9,444
Renaissance Learning, Inc. (a)                               1,006        20,422
Strayer Education, Inc.                                        389        33,555
Universal Technical Institute, Inc. *                          795        26,394
                                                                     -----------
                                                                         275,130

ELECTRICAL EQUIPMENT - 2.90%
A.O. Smith Corp. (a)                                           819        21,876
Aaon, Inc. *                                                   546         9,713
American Power Conversion Corp.                              5,295       124,909
American Science & Engineering, Inc. * (a)                     260        11,534
AMETEK, Inc.                                                 1,766        73,907
Anaren, Inc. *                                                 842        11,072
Anixter International, Inc. *                                  942        35,014
Artesyn Technologies, Inc. *                                 1,392        12,110
Audiovox Corp., Class A *                                      849        13,160
AVX Corp. (a)                                                4,823        58,455
Baldor Electric Company (a)                                    955        23,226
BEI Technologies, Inc.                                         515        13,740
Cohu, Inc.                                                     665        13,333
Cooper Industries, Ltd., Class A                             3,738       238,858
DTS, Inc. * (a)                                                607        10,823
Emerson Electric Company                                    10,833       678,471
Encore Wire Corp. * (a)                                        981        11,370
Excel Technology, Inc. * (a)                                   468        11,372
General Cable Corp. * (a)                                    1,230        18,241
General Electric Company                                   274,780     9,521,127
Genlyte Group, Inc. *                                          753        36,701
Global Power Equipment Group, Inc. * (a)                     1,611        12,808
Greatbatch, Inc. *                                             694        16,587
Hubbell, Inc., Class B                                       1,594        70,296
Littelfuse, Inc. *                                             699        19,467
Methode Electronics, Inc., Class A                           1,162        13,793
Metrologic Instruments, Inc. * (a)                             771         9,668
Molex, Inc. (a)                                              4,971       129,445
Plug Power, Inc. * (a)                                       2,551        17,474
Powell Industries, Inc. * (a)                                  513         9,680
Power-One, Inc. * (a)                                        2,800        17,668
Preformed Line Products Company (a)                            270        11,016
Sirf Technology Holdings, Inc. * (a)                         1,330        23,514
Symbol Technologies, Inc.                                    6,556        64,708
Tektronix, Inc.                                              2,475        57,593
Ultralife Batteries, Inc. * (a)                                581         9,383
Universal Electronics, Inc. *                                  673        11,165
Vicor Corp. (a)                                              1,299        17,666
W.H. Brady Company, Class A                                1,288 $        39,928
Watsco, Inc.                                                   617        26,284
Wesco International, Inc. *                                  1,263        39,633
                                                                     -----------
                                                                      11,566,788

ELECTRICAL UTILITIES - 2.53%
Allegheny Energy, Inc. *                                     3,797        95,760
Allete, Inc.                                                   815        40,669
Alliant Corp.                                                3,001        84,478
Ameren Corp.                                                 4,964       274,509
American Electric Power Company, Inc.                       10,234       377,328
Avista Corp.                                                 1,458        27,104
Black Hills Corp.                                              882        32,502
Calpine Corp. * (a)                                         14,774        50,232
CenterPoint Energy, Inc.                                     8,194       108,243
Central Vermont Public Service Corp. (a)                       648        11,988
CH Energy Group, Inc. (a)                                      423        20,570
Cinergy Corp.                                                4,912       220,156
Cleco Corp. (a)                                              1,458        31,449
CMS Energy Corp. * (a)                                       5,785        87,122
Connecticut Water Service, Inc. (a)                            607        15,169
Consolidated Edison, Inc. (a)                                6,136       287,410
Constellation Energy Group, Inc.                             4,536       261,682
Dominion Resources, Inc.                                     8,842       648,914
DPL, Inc.                                                    3,364        92,342
DTE Energy Company                                           4,326       202,327
Duke Energy Corp.                                           24,462       727,255
Duquesne Light Holdings, Inc. (a)                            2,209        41,264
Edison International                                         8,507       344,959
El Paso Electric Company *                                   1,338        27,362
Empire District Electric Company                               782        18,737
Entergy Corp.                                                5,425       409,859
Exelon Corp.                                                17,254       885,648
FirstEnergy Corp.                                            8,494       408,646
Florida Public Utilities Company                               505         9,600
FPL Group, Inc.                                              9,963       419,044
Great Plains Energy, Inc. (a)                                1,901        60,623
Green Mountain Power Corp. (a)                                 399        11,906
Hawaiian Electric Industries, Inc. (a)                       2,026        54,317
IDACORP, Inc.                                                1,116        34,183
MGE Energy, Inc. (a)                                           591        21,501
Northeast Utilities                                          3,448        71,925
NSTAR                                                        2,685        82,779
OGE Energy Corp.                                             2,318        67,083
Otter Tail Corp. (a)                                           635        17,355
Pepco Holdings, Inc.                                         4,943       118,335
PG&E Corp.                                                   9,665       362,824
Pinnacle West Capital Corp.                                  2,342       104,102
PNM Resources, Inc.                                          1,663        47,911

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
PPL Corp.                                                    4,861   $   288,646
Public Service Enterprise Group, Inc.                        6,200       377,084
Puget Energy, Inc.                                           2,577        60,250
Quanta Services, Inc. * (a)                                  3,472        30,554
Reliant Energy, Inc. *                                       8,034        99,461
Sierra Pacific Resources * (a)                               3,334        41,508
TECO Energy, Inc. (a)                                        5,506       104,118
The AES Corp. *                                             17,090       279,934
The Southern Company                                        19,196       665,525
TXU Corp.                                                    6,242       518,648
UIL Holding Corp. (a)                                          379        20,394
Unisource Energy Corp.                                         934        28,720
Unitil Corp.                                                   538        14,526
Westar Energy, Inc.                                          2,386        57,336
Wisconsin Energy Corp.                                       2,904       113,256
WPS Resources Corp. (a)                                        922        51,863
                                                                     -----------
                                                                      10,068,995

ELECTRONICS - 0.76%
Adaptec, Inc. *                                              3,719        14,430
Adobe Systems, Inc.                                         12,749       364,876
Agere Systems, Inc. * (a)                                    4,758        57,096
Agilent Technologies, Inc. *                                12,873       296,337
Amphenol Corp., Class A                                      2,278        91,507
Analogic Corp.                                                 383        19,273
Ansoft Corp. *                                                 422        10,196
Arrow Electronics, Inc. *                                    2,912        79,090
Avnet, Inc. *                                                3,161        71,217
Bel Fuse, Inc., Class B (a)                                    429        13,110
Belden CDT, Inc.                                             1,339        28,387
Checkpoint Systems, Inc. *                                   1,069        18,921
CTS Corp. (a)                                                1,207        14,834
Cubic Corp. (a)                                                854        15,150
Daktronics, Inc.                                               610        12,206
Dolby Laboratories, Inc. *                                   2,801        61,790
Electro Scientific Industries, Inc. * (a)                      818        14,626
Enersys * (a)                                                1,440        19,627
Engineered Support Systems, Inc. (a)                         1,062        38,052
FEI Company * (a)                                              999        22,787
FLIR Systems, Inc. *                                         1,831        54,637
Franklin Electric, Inc. (a)                                    660        25,509
Harman International Industries, Inc.                        1,726       140,427
Hutchinson Technology, Inc. *                                  742        28,574
Identix, Inc. * (a)                                          2,875        14,461
II-VI, Inc. * (a)                                              896        16,477
Imation Corp.                                                  913        35,415
Integrated Silicon Solution, Inc. * (a)                      1,390        10,300
Intermagnetics General Corp. *                                 792        24,362
Itron, Inc. * (a)                                              598        26,719
Jabil Circuit, Inc. *                                        5,291   $   162,592
Keithley Instruments, Inc. (a)                                 664        10,232
Kemet Corp. * (a)                                            2,972        18,724
L-3 Communications Holdings, Inc.                            2,948       225,758
LaBarge, Inc. * (a)                                            601        10,908
LoJack Corp. * (a)                                             589        10,343
Measurement Specialties, Inc. * (a)                            461        10,700
Medis Technologies, Ltd. * (a)                                 909        15,089
Mentor Graphics Corp. *                                      2,276        23,329
Mercury Computer Systems, Inc. * (a)                           614        16,805
OSI Systems, Inc. * (a)                                        603         9,521
Park Electrochemical Corp.                                     615        15,498
Photon Dynamics, Inc. *                                        571        11,768
Portalplayer, Inc. * (a)                                       664        13,825
Rogers Corp. * (a)                                             504        20,437
Sanmina-SCI Corp. *                                         14,096        77,105
Solectron Corp. *                                           26,035        98,673
Stoneridge, Inc. * (a)                                         997         6,580
Sycamore Networks, Inc. * (a)                                8,077        27,866
Synopsys, Inc. *                                             3,983        66,397
Taser International, Inc. * (a)                              1,808        18,152
Technitrol, Inc.                                             1,317        18,609
Teleflex, Inc. (a)                                           1,028        61,032
Thermo Electron Corp. *                                      4,198       112,800
Thomas & Betts Corp. *                                       1,561        44,083
Trimble Navigation, Ltd. *                                   1,392        54,246
TTM Technologies, Inc. * (a)                                 1,355        10,312
Universal Display Corp. * (a)                                1,117        11,483
Varian, Inc. *                                                 968        36,581
Vishay Intertechnology, Inc. *                               6,859        81,416
Woodhead Industries, Inc.                                      732         9,231
X-Rite, Inc. (a)                                               888        10,221
Zebra Technologies Corp., Class A *                          1,893        82,895
                                                                     -----------
                                                                       3,043,604

ENERGY - 0.38%
Energen Corp.                                                1,850        64,843
Energy East Corp.                                            3,831       111,022
Evergreen Solar, Inc. * (a)                                  1,868        12,011
Fuelcell Energy, Inc. * (a)                                  1,584        16,173
Hanover Compressor Company * (a)                             2,532        29,143
Headwaters, Inc. * (a)                                       1,096        37,680
KFx, Inc. * (a)                                              1,856        26,522
MDU Resources Group, Inc.                                    2,935        82,679
New Jersey Resources Corp.                                     616        29,722
NRG Energy, Inc. * (a)                                       2,352        88,435
Ormat Technologies, Inc. (a)                                 1,009        19,272
Pacific Ethanol, Inc. * (a)                                    980         9,771
Pioneer Drilling Company * (a)                               1,370        20,906

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

ENERGY (CONTINUED)
Progress Energy, Inc.                                         6,292   $  284,650
SCANA Corp.                                                   2,829      120,827
Sempra Energy                                                 5,874      242,655
Southwestern Energy Company *                                 1,924       90,390
Xcel Energy, Inc. (a)                                        10,696      208,786
                                                                      ----------
                                                                       1,495,487

FINANCIAL SERVICES - 6.94%
A.G. Edwards, Inc.                                            1,991       89,894
Accredited Home Lenders Holding Company * (a)                   564       24,816
Ace Cash Express, Inc. * (a)                                    458       11,706
Advance America Cash Advance Centers, Inc. (a)                2,342       37,472
Advanta Corp., Class A (a)                                      895       23,019
Affiliated Managers Group, Inc. * (a)                           775       52,956
Alliance Capital Management Holding, LP (a)                   2,025       94,649
Americredit Corp. *                                           3,867       98,609
Ameritrade Holding Corp. *                                   10,666      198,281
Asset Acceptance Capital Corp. *                              1,057       27,387
Asta Funding, Inc. (a)                                          416       11,556
Bankrate, Inc. * (a)                                            330        6,646
Bay View Capital Corp. (a)                                      830       12,840
Bear Stearns Companies, Inc.                                  2,698      280,430
Blackrock, Inc., Class A (a)                                    466       37,490
BNP Residential Properties, Inc.                                783       12,528
Calamos Asset Management, Inc.                                  685       18,659
Capital One Financial Corp.                                   6,384      510,784
Capitalsource Inc. * (a)                                      3,189       62,600
Charles Schwab Corp.                                         35,823      404,083
Charter Municipal Mortgage Acceptance
   Company, SBI (a)                                           1,503       33,006
Cheviot Financial Corp. (a)                                     944       10,809
Chicago Merchantile Exchange                                    859      253,835
CIT Group, Inc.                                               5,521      237,237
Citigroup, Inc.                                             134,760    6,229,955
City Holding Company (a)                                        455       16,617
Cohen & Steers, Inc. (a)                                      1,061       21,867
Collegiate Funding Services * (a)                               938       13,676
Commercial Capital Bancorp, Inc. (a)                          1,583       26,452
Countrywide Financial Corp.                                  14,612      564,169
Credit Acceptance Corp. * (a)                                 1,158       17,243
Cross Timbers Royalty Trust (a)                                 315       12,805
Danielson Holding Corp. * (a)                                 2,139       26,032
Delphi Financial Group, Inc. (a)                                839       37,042
E*TRADE Financial Corp. *                                     9,843      137,704
Eaton Vance Corp.                                             3,446       82,394
Encore Capital Group, Inc. * (a)                                707       12,019
EuroBancshares, Inc. * (a)                                      747       11,989
Federal Home Loan Mortgage Corp.                             17,919    1,168,856
Federal National Mortgage Association                        25,166    1,469,694
Federated Investors, Inc., Class B                            2,698   $   80,967
Financial Federal Corp. (a)                                     452       17,465
First Marblehead Corp. * (a)                                  1,739       60,969
Fiserv, Inc. *                                                4,989      214,278
Franklin Resources, Inc.                                      6,462      497,445
Friedman, Billings, Ramsey Group, Inc. (a)                    3,842       54,941
Fulton Financial Corp. (a)                                    3,655       65,790
Gabelli Asset Management, Inc., Class A (a)                     836       36,943
GFI Group, Inc. * (a)                                           794       28,266
Harbor Florida Bancshares, Inc. (a)                             471       17,634
Hugoton Royalty Trust SBI (a)                                 1,024       31,068
IndyMac Bancorp, Inc.                                         1,474       60,036
Instinet Group, Inc. *                                        9,517       49,869
Interactive Data Corp. *                                      2,570       53,405
International Bancshares Corp.                                1,523       43,086
International Securities Exchange Inc. * (a)                  1,047       26,290
Investment Technology Group, Inc. *                           1,162       24,425
Investors Real Estate Trust, SBI (a)                          1,634       15,784
Ipayment, Inc. *                                                474       17,311
iStar Financial, Inc.                                         2,704      112,459
ITLA Capital Corp. *                                            205       11,050
Janus Capital Group, Inc.                                     6,002       90,270
Jeffries Group, Inc.                                          1,483       56,191
JPMorgan Chase & Company                                     92,515    3,267,630
Kearny Financial Corp. * (a)                                  1,743       20,567
Knight Capital Group, Inc. * (a)                              3,074       23,424
LaBranche & Company, Inc. * (a)                               2,008       12,650
Legg Mason, Inc.                                              2,737      284,949
Lehman Brothers Holdings, Inc.                                7,164      711,242
Leucadia National Corp. (a)                                   2,790      107,778
MarketAxess Holdings, Inc. * (a)                                826        9,334
MBNA Corp.                                                   33,283      870,683
Mellon Financial Corp.                                       10,716      307,442
Merrill Lynch & Company, Inc.                                24,119    1,326,786
Metris Companies, Inc. * (a)                                  1,674       24,206
Moneygram International, Inc.                                 2,341       44,760
Morgan Stanley                                               28,273    1,483,484
Nasdaq Stock Market, Inc. * (a)                               2,197       41,435
National Financial Partners Corp.                               949       37,144
National Health Realty, Inc., REIT (a)                          747       13,902
NBT Bancorp, Inc. (a)                                           870       20,567
Nelnet, Inc., Class A * (a)                                   1,469       48,874
Nuveen Investments, Inc., Class A (a)                         2,415       90,852
Ocwen Financial Corp. * (a)                                   2,238       15,129
optionsXpress Holdings Inc. (a)                               1,851       28,135
Piper Jaffray Companies, Inc. *                                 629       19,140
PNC Financial Services Group                                  7,314      398,320
Portfolio Recovery Associates, Inc. * (a)                       444       18,657

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Providian Financial Corp. *                                  7,653   $   134,922
Raymond James Financial, Inc.                                1,877        53,025
Sanders Morris Haris Group, Inc. (a)                           669        11,507
SEI Investment Company                                       2,709       101,181
SLM Corp.                                                   10,961       556,819
State Street Corp. (c)                                       8,624       416,108
Stifel Financial Corp. * (a)                                   437        10,558
Student Loan Corp.                                             524       115,175
SWS Group, Inc. (a)                                            714        12,267
Synovus Financial Corp.                                      7,835       224,629
T. Rowe Price Group, Inc.                                    3,337       208,896
Tarragon Realty Investments, Inc. * (a)                        701        17,700
The Goldman Sachs Group, Inc.                               12,530     1,278,311
Thornburg Mortgage Asset Corp. (a)                           2,085        60,736
UMB Financial Corp. (a)                                        498        28,401
United Community Financial Corp. (a)                         1,175        12,855
United Panam Financial Corp. * (a)                             491        13,458
Waddell & Reed Financial, Inc., Class A                      2,329        43,087
Washington Mutual, Inc.                                     22,564       918,129
Wesco Financial Corp.                                          174        62,640
Westcorp, Inc. (a)                                           1,310        68,670
World Acceptance Corp. *                                       547        16,437
WSFS Financial Corp. (a)                                       201        10,997
                                                                     -----------
                                                                      27,669,346

FOOD & BEVERAGES - 3.11%
American Italian Pasta Company, Class A (a)                    538        11,309
Bob Evans Farms, Inc.                                        1,095        25,535
Buffalo Wild Wings, Inc. * (a)                                 316         9,859
Calavo Growers, Inc. (a)                                       844         8,862
Campbell Soup Company                                       10,808       332,562
Chiquita Brands International, Inc. (a)                      1,187        32,595
Coca-Cola Bottling Company                                     295        14,909
Coca-Cola Enterprises, Inc.                                 12,362       272,088
ConAgra Foods, Inc.                                         13,866       321,137
Constellation Brands, Inc., Class A *                        5,575       164,462
Corn Products International, Inc.                            2,005        47,639
Cruzan International, Inc. *                                   577        14,858
Dean Foods Company *                                         3,918       138,070
Del Monte Foods Company *                                    5,688        61,260
Domino's Pizza, Inc.                                         1,850        41,181
Dreyer's Grand Ice Cream Holdings, Inc. (a)                    383        31,176
Farmer Brothers Company (a)                                    578        12,866
Fisher Communications, Inc. * (a)                              263        12,437
Flowers Foods, Inc.                                          1,178        41,654
General Mills, Inc.                                          9,930       464,625
Gold Kist, Inc. * (a)                                        1,435        30,967
H.J. Heinz Company                                           9,133       323,491
Hain Celestial Group, Inc. *                                 1,053        20,534
Hansen Natural Corp. * (a)                                     304   $    25,755
Hershey Foods Corp.                                          6,403       397,626
Hormel Foods Corp.                                           3,654       107,172
J & J Snack Foods Corp.                                        273        14,292
John B. Sanfilippo & Son, Inc. * (a)                           482        11,115
Kellogg Company                                             10,827       481,152
Kraft Foods, Inc., Class A                                  44,320     1,409,819
Lance, Inc.                                                    948        16,315
M & F Worldwide Corp. * (a)                                    771        10,301
McCormick & Company, Inc.                                    3,576       116,864
National Beverage Corp. *                                    1,469        11,723
Nuco2, Inc. * (a)                                              473        12,142
Peets Coffee & Tea, Inc. * (a)                                 450        14,868
Pepsi Bottling Group, Inc.                                   6,491       185,708
PepsiAmericas, Inc.                                          3,639        93,377
PepsiCo, Inc.                                               43,859     2,365,316
Performance Food Group Company * (a)                         1,337        40,391
Pilgrims Pride Corp. (a)                                     1,773        60,512
Ralcorp Holdings, Inc.                                         826        33,990
Reliv International, Inc. (a)                                  951         9,986
Sanderson Farms, Inc. (a)                                      587        26,673
Sara Lee Corp.                                              20,609       408,264
Seabord Corp. (a)                                               34        56,576
Sensient Technologies Corp.                                  1,315        27,102
Smithfield Foods, Inc. *                                     2,940        80,174
Spartan Stores, Inc. *                                         746        10,944
Starbucks Corp. *                                           10,417       538,142
Texas Roadhouse, Inc. * (a)                                    982        34,124
The Coca-Cola Company                                       63,069     2,633,131
The J.M. Smucker Company (a)                                 1,470        69,002
The Steak & Shake Company *                                    873        16,255
Tootsie Roll Industries, Inc. (a)                            1,517        44,372
TreeHouse Foods, Inc. *                                        784        22,340
Tyson Foods, Inc., Class A                                   9,329       166,056
USANA Health Sciences, Inc. * (a)                              525        22,207
William Wrigley Jr. Company                                  5,837       401,819
                                                                     -----------
                                                                      12,409,681

FOREST PRODUCTS - 0.12%
Caraustar Industries, Inc. * (a)                             1,066        11,193
Deltic Timber Corp.                                            400        15,212
Rayonier, Inc. (a)                                           1,112        58,969
Weyerhaeuser Company                                         6,110       388,902
                                                                     -----------
                                                                         474,276

FUNERAL SERVICES - 0.03%
Alderwoods Group, Inc. * (a)                                 1,302        18,710
Service Corp. International                                  8,484        68,041
Stewart Enterprises, Inc., Class A                           3,105        20,307
                                                                     -----------
                                                                         107,058

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

FURNITURE & FIXTURES - 0.08%
American Woodmark Corp. (a)                                     495   $   14,855
Ethan Allen Interiors, Inc. (a)                                 892       29,891
Furniture Brands International, Inc. (a)                      1,404       30,341
Kimball International, Inc., Class B                          1,456       19,219
La-Z-Boy, Inc. (a)                                            1,567       22,831
Leggett & Platt, Inc.                                         4,850      128,913
Stanley Furniture Company, Inc. (a)                             522       12,820
Steelcase, Inc. (a)                                           3,953       54,749
                                                                      ----------
                                                                         313,619

GAS & PIPELINE UTILITIES - 0.70%
AGL Resources, Inc.                                           1,802       69,647
American States Water Company (a)                               484       14,215
Aquila, Inc. * (a)                                            7,535       27,201
Atmos Energy Corp.                                            1,832       52,762
Bill Barrett Corp. * (a)                                      1,242       36,738
California Water Service Group (a)                              522       19,596
Chesapeake Utilities Corp. (a)                                  516       15,764
Copano Energy, LLC                                              398       14,642
Crosstex Energy, Inc.                                           380       18,354
Crosstex Energy, LP (a)                                         644       24,504
Delta Natural Gas Company, Inc.                                 504       13,034
Dynegy, Inc., Class A * (a)                                  10,703       52,017
El Paso Corp.                                                16,435      189,331
Enbridge Energy Management, LLC. * (a)                          301       15,207
Equitable Resources, Inc.                                     1,533      104,244
Global Industries, Ltd. *                                     3,351       28,484
Holly Energy Partners, LP (a)                                   461       20,399
Inergy LP (a)                                                   628       19,650
Keneb Services LLC (a)                                          277       11,989
KeySpan Corp.                                                 3,889      158,282
Kinder Morgan Management LLC *                                1,473       67,758
Kinder Morgan, Inc.                                           3,174      264,077
Magellan Midstream Partners LP (a)                            1,578       51,727
Markwest Energy Partners LP (a)                                 257       13,004
Markwest Hydrocarbon, Inc. (a)                                  490       11,368
Middlesex Water Company (a)                                     799       15,517
National Fuel Gas Company                                     2,070       59,844
Nicor, Inc. (a)                                                 985       40,553
NiSource, Inc.                                                6,816      168,560
Northwest Natural Gas Company (a)                               639       24,435
ONEOK, Inc.                                                   2,557       83,486
Pacific Energy Partners LP (a)                                  584       18,536
Peoples Energy Corp. (a)                                        813       35,333
Piedmont Natural Gas, Inc. (a)                                1,864       44,773
Questar Corp.                                                 2,184      143,926
Semco Energy, Inc. * (a)                                      1,657        9,925
South Jersey Industries, Inc. (a)                               299       18,275
Southern Union Company *                                      2,767       67,930
Southwest Gas Corp. (a)                                         973   $   24,821
Southwest Water Company (a)                                   1,029       12,173
TC Pipelines, LP (a)                                            496       16,442
The Laclede Group, Inc. (a)                                     565       17,944
Transmontaigne, Inc. * (a)                                    1,466       15,393
UGI Corp.                                                     2,648       73,879
Ultra Petroleum Corp. *                                       4,014      121,865
Valero, LP (a)                                                  320       19,261
Vectren Corp.                                                 1,925       55,305
Western Gas Resources, Inc. (a)                               1,977       68,997
WGL Holdings, Inc.                                            1,114       37,475
Williams Companies, Inc.                                     14,690      279,110
                                                                      ----------
                                                                       2,787,752

GOLD - 0.01%
Meridian Gold, Inc. *                                         2,474       44,532
Royal Gold, Inc. (a)                                            647       13,018
                                                                      ----------
                                                                          57,550

HEALTHCARE PRODUCTS - 3.32%
Adeza Biomedical Corp. *                                        684       11,614
Advanced Medical Optics, Inc. *                               1,758       69,880
Advanced Neuromodulation Systems, Inc. * (a)                    579       22,975
Align Technology, Inc. * (a)                                  1,935       14,261
American Medical Systems Holdings, Inc. *                     1,905       39,338
Animas Corp. * (a)                                              659       13,279
Arthrocare Corp. * (a)                                          657       22,956
Aspect Medical Systems, Inc. * (a)                              628       18,677
Bausch & Lomb, Inc.                                           1,367      113,461
Baxter International, Inc.                                   16,138      598,720
Beckman Coulter, Inc.                                         1,570       99,805
Becton, Dickinson & Company                                   6,544      343,364
Biomet, Inc.                                                  6,558      227,169
Biosite, Inc. * (a)                                             450       24,745
Boston Scientific Corp. *                                    21,799      588,573
Bruker BioSciences Corp. *                                    3,261       13,011
C.R. Bard, Inc.                                               2,709      180,176
Caliper Life Sciences, Inc. *                                 1,650        9,240
Cantel Medical Corp. * (a)                                      446        7,297
Computer Programs & Systems, Inc.                               340       12,672
Cyberonics, Inc. * (a)                                          684       29,679
Cypress Biosciences, Inc. * (a)                               1,019       13,451
Cytyc Corp. *                                                 3,059       67,481
Dade Behring Holdings, Inc.                                   1,127       73,266
DENTSPLY International, Inc.                                  2,048      110,592
Diagnostic Products Corp.                                       784       37,107
DJ Orthopedics, Inc. *                                          646       17,720
Edwards Lifesciences Corp. *                                  1,581       68,015
Fisher Scientific International, Inc. *                       2,946      191,195
Foxhollow Technologies, Inc. * (a)                              670       25,641

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Gen-Probe, Inc. *                                            1,337   $    48,439
Guidant Corp.                                                8,373       563,503
Haemonetics Corp. *                                            700        28,448
Health Tronics, Inc. *                                       1,039        13,497
Henry Schein, Inc. *                                         2,242        93,088
Hologic, Inc. *                                                612        24,327
ICU Medical, Inc. * (a)                                        412        13,254
IDEXX Laboratories, Inc. *                                     900        56,097
INAMED Corp. *                                                 939        62,885
Intralase Corp. * (a)                                          844        16,559
Inverness Medical Innovations, Inc. * (a)                      645        17,608
Ista Pharmaceuticals, Inc. * (a)                             1,150         9,568
Johnson & Johnson                                           77,130     5,013,450
Kensey Nash Corp. * (a)                                        407        12,308
Kinetic Concepts, Inc. *                                     1,819       109,140
Kyphon, Inc. * (a)                                           1,185        41,226
LCA-Vision, Inc. (a)                                           563        27,283
LifeCell Corp. * (a)                                           902        14,261
Lifeline Systems, Inc. * (a)                                   422        13,555
Mannkind Corp * (a)                                          1,117        11,226
Medtronic, Inc.                                             31,462     1,629,417
Merit Medical Systems, Inc. *                                  854        13,160
Nuvasive, Inc. * (a)                                           852        14,160
Owens & Minor, Inc.                                          1,068        34,550
Patterson Companies, Inc. * (a)                              3,598       162,198
Polymedica Corp.                                               774        27,601
Priority Healthcare Corp., Class B * (a)                     1,057        26,805
PSS World Medical, Inc. * (a)                                2,054        25,572
ResMed, Inc. * (a)                                             895        59,061
Respironics, Inc. *                                          1,860        67,165
SonoSite, Inc. * (a)                                           480        14,899
St. Jude Medical, Inc. *                                     9,313       406,140
Stereotaxis, Inc. * (a)                                      1,385        11,121
STERIS Corp.                                                 1,843        47,494
Stryker Corp.                                               10,493       499,047
SurModics, Inc. * (a)                                          482        20,904
Sybron Dental Specialties, Inc. *                            1,049        39,463
Symmetry Medical, Inc. *                                       961        22,622
The Cooper Companies, Inc. (a)                               1,140        69,380
The Medicines Company *                                      1,368        31,997
Thoratec Corp. * (a)                                         1,496        22,949
Tripath Imaging, Inc. * (a)                                  1,401        11,993
Varian Medical Systems, Inc. *                               3,576       133,492
Ventana Medical Systems, Inc. * (a)                            979        39,385
Viasys Healthcare, Inc. *                                      885        19,992
Wright Medical Group, Inc. * (a)                             1,018        27,181
Young Innovations, Inc. (a)                                    334        12,468
Zimmer Holdings, Inc. *                                      6,427       489,545
Zoll Medical Corp. *                                           402   $    10,231
                                                                     -----------
                                                                      13,245,074

HEALTHCARE SERVICES - 1.99%
Accredo Health, Inc. *                                       1,287        58,430
Allied Healthcare International, Inc. * (a)                  1,657        11,732
Amedisys, Inc. * (a)                                           410        15,080
America Service Group, Inc. * (a)                              408         6,467
American Healthways, Inc. * (a)                                888        37,536
American Retirement Corp. *                                    961        14,050
AMERIGROUP Corp. * (a)                                       1,295        52,059
AMN Healthcare Services, Inc. * (a)                            870        13,076
Apria Healthcare Group, Inc. *                               1,257        43,542
AVANIR Pharmaceuticals * (a)                                 3,691        10,335
Barrier Therapeutics, Inc. * (a)                               808         6,407
Capital Senior Living Corp. *                                1,435        10,174
Cardinal Health, Inc.                                       11,305       650,942
Cerner Corp. * (a)                                             922        62,668
CorVel Corp. * (a)                                             395         9,922
Covance, Inc. *                                              1,616        72,510
Coventry Health Care, Inc. *                                 2,724       192,723
Cross Country Healthcare, Inc. *                               934        15,878
DaVita, Inc. *                                               2,605       118,475
Eclipsys Corp. * (a)                                         1,383        19,459
Express Scripts, Inc. *                                      3,814       190,624
Genesis HealthCare Corp. * (a)                                 528        24,436
HCA, Inc.                                                   10,778       610,789
Health Net, Inc. *                                           2,882       109,977
Hooper Holmes, Inc.                                          2,547        10,570
Humana, Inc. *                                               4,185       166,312
IMS Health, Inc.                                             6,047       149,784
Kindred Healthcare, Inc. * (a)                                 986        39,055
LabOne, Inc. * (a)                                             493        19,626
Laboratory Corp. of America Holdings *                       3,471       173,203
Lincare Holdings, Inc. *                                     2,586       105,612
Magellan Health Services, Inc. *                               740        26,129
McKesson Corp.                                               7,705       345,107
Medco Health Solutions, Inc. *                               7,209       384,672
Medical Staffing Network Holdings, Inc. * (a)                1,524         7,544
National Healthcare Corp. (a)                                  373        13,171
NeighborCare, Inc. *                                         1,283        42,557
Nitromed, Inc. * (a)                                           890        17,310
Odyssey Healthcare, Inc. * (a)                               1,130        16,295
Omnicare, Inc.                                               2,722       115,494
PacifiCare Health Systems, Inc. *                            2,255       161,120
Pediatrix Medical Group, Inc. *                                570        41,918
Per-Se Technologies, Inc. * (a)                                877        18,435
Phase Forward, Inc. * (a)                                    1,500        10,200
Quest Diagnostics, Inc.                                      5,228       278,496

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
Radiation Therapy Services, Inc. *                              650   $   17,257
Renal Care Group, Inc. *                                      1,753       80,813
Sierra Health Services, Inc. *                                  705       50,379
Specialty Laboratories, Inc. * (a)                            1,103        9,276
Star Scientific, Inc. * (a)                                   2,291       10,241
Symbion, Inc. *                                                 656       15,646
The Advisory Board Company *                                    478       23,298
United Surgical Partners International,
   Inc. * (a)                                                   784       40,831
UnitedHealth Group, Inc.                                     32,897    1,715,250
US Physical Therapy, Inc. *                                     557       10,683
ViaCell, Inc. * (a)                                           1,366       14,548
Vistacare, Inc. * (a)                                           559       10,325
Weight Watchers International, Inc. * (a)                     2,661      137,334
Wellcare Health Plans, Inc. * (a)                             1,054       37,428
Wellchoice, Inc. *                                            2,175      151,097
Wellpoint, Inc. *                                            15,911    1,108,042
                                                                      ----------
                                                                       7,932,349

HOLDINGS COMPANIES/CONGLOMERATES - 0.93%
Berkshire Hathaway, Inc., Class A *                              40    3,340,000
Loews Corp.                                                   4,956      384,090
                                                                      ----------
                                                                       3,724,090

HOMEBUILDERS - 0.55%
Beazer Homes USA, Inc. (a)                                    1,078       61,608
Centex Corp.                                                  3,198      226,003
Champion Enterprises, Inc. *                                  2,109       20,963
Comstock Homebuilding Companies, Inc. * (a)                     387        9,373
D.R. Horton, Inc.                                             8,101      304,679
Hovnanian Enterprises, Inc., Class A * (a)                    1,587      103,472
KB Home                                                       2,465      187,907
Lennar Corp., Class A                                         4,000      253,800
M.D.C. Holdings, Inc.                                         1,062       87,350
Meritage Homes Corp. * (a)                                      674       53,583
NVR, Inc. *                                                     159      128,790
Orleans Homebuilders, Inc. (a)                                  567       13,302
Palm Harbor Homes, Inc. * (a)                                   792       14,913
Pulte Homes, Inc.                                             3,312      279,036
Ryland Group, Inc.                                            1,205       91,423
Schottenstein Homes, Inc. (a)                                   342       18,502
Standard Pacific Corp.                                          864       75,989
Toll Brothers, Inc. * (a)                                     2,000      203,100
Walter Industries, Inc. (a)                                   1,013       40,723
William Lyon Homes, Inc. *                                      220       21,342
                                                                      ----------
                                                                       2,195,858

HOTELS & RESTAURANTS - 1.18%
AFC Enterprises, Inc. * (a)                                     809       10,663
Ameristar Casinos, Inc. (a)                                   1,497       39,057
Applebee's International, Inc.                                2,146       56,848
Argosy Gaming Company * (a)                                     729   $   33,979
Aztar Corp. *                                                   927       31,750
BJ's Restaurants, Inc. * (a)                                    655       13,323
Boyd Gaming Corp.                                             2,297      117,446
Brinker International, Inc. *                                 2,267       90,793
California Pizza Kitchen, Inc. * (a)                            575       15,680
CBRL Group, Inc. (a)                                          1,242       48,264
CEC Entertainment, Inc. *                                       963       40,533
Choice Hotels, Inc. (a)                                         886       58,210
CKE Restaurants, Inc. * (a)                                   1,734       24,137
Darden Restaurants, Inc.                                      4,169      137,494
Dave & Buster's, Inc. * (a)                                     567       10,455
Harrah's Entertainment, Inc.                                  4,698      338,585
Hilton Hotels Corp.                                           9,970      237,784
IHOP Corp.                                                      581       25,210
Interstate Hotels & Resorts, Inc. *                           1,985        9,746
Jack In the Box, Inc. *                                         962       36,479
Krispy Kreme Doughnuts, Inc. * (a)                            1,866       12,987
La Quinta Corp. *                                             5,278       49,244
Landry's Restaurants, Inc. (a)                                  634       19,077
Lone Star Steakhouse & Saloon, Inc.                             585       17,790
Marcus Corp.                                                    987       20,944
Marriott International, Inc., Class A                         5,900      402,498
McCormick & Schmick's Seafood Restaurants,
   Inc. * (a)                                                   640       10,106
McDonald's Corp.                                             32,777      909,562
MGM Mirage *                                                  7,492      296,533
MTR Gaming Group, Inc. *                                      1,010       11,756
O'Charley's, Inc. * (a)                                         661       11,673
Outback Steakhouse, Inc.                                      1,874       84,780
P.F. Chang's China Bistro, Inc. * (a)                           698       41,168
Panera Bread Company, Class A * (a)                             805       49,978
Papa Johns International, Inc. * (a)                            463       18,506
RARE Hospitality International, Inc. *                          973       29,647
Red Robin Gourmet Burgers, Inc. * (a)                           450       27,891
Ruby Tuesday, Inc. (a)                                        1,691       43,797
Ryan's Restaurant Group, Inc. * (a)                           1,265       17,723
Sonic Corp. * (a)                                             1,596       48,726
Starwood Hotels & Resorts Worldwide, Inc.                     5,581      326,879
Station Casinos, Inc.                                         1,698      112,747
The Cheesecake Factory, Inc. *                                2,079       72,204
Triarc Companies, Inc. (a)                                    2,078       30,879
Wendy's International, Inc.                                   2,905      138,423
Wynn Resorts, Ltd. * (a)                                      2,597      122,760
Yum! Brands, Inc.                                             7,621      396,902
                                                                      ----------
                                                                       4,701,616

HOUSEHOLD APPLIANCES - 0.14%
American Real Estate Partners, LP * (a)                       1,222       35,499

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

HOUSEHOLD APPLIANCES (CONTINUED)
Bassett Furniture Industries, Inc.                              689   $   12,994
Black & Decker Corp.                                          2,080      186,888
Consolidated Tomoka Land Company                                172       14,792
Drew Industries, Inc. * (a)                                     305       13,847
Jacuzzi Brands, Inc. * (a)                                    2,205       23,660
Libbey, Inc.                                                    555        8,775
Maytag Corp. (a)                                              2,231       34,937
Mestek, Inc. * (a)                                              395       10,069
National Presto Industries, Inc. (a)                            327       14,411
Technical Olympic USA, Inc. (a)                               1,519       36,881
The Toro Company (a)                                          1,082       41,776
Whirlpool Corp.                                               1,696      118,907
                                                                      ----------
                                                                         553,436

HOUSEHOLD PRODUCTS - 0.30%
Blyth, Inc. (a)                                               1,103       30,939
Central Garden & Pet Company * (a)                              527       25,886
Church & Dwight, Inc.                                         1,629       58,970
Department 56, Inc. * (a)                                       694        7,113
Endologix, Inc. * (a)                                         1,809        8,159
Energizer Holdings, Inc. *                                    1,834      114,020
Fortune Brands, Inc.                                          3,738      331,934
Lifetime Hoan Corp. (a)                                         569       11,113
Martha Stewart Living Omnimedia, Inc., Class
   A * (a)                                                    1,424       41,552
Newell Rubbermaid, Inc. (a)                                   7,134      170,074
Select Comfort Corp. * (a)                                    1,053       22,566
Tempur-Pedic International, Inc. * (a)                        2,615       58,001
The Clorox Company                                            3,940      219,537
Topps, Inc. (a)                                               1,538       15,426
Tupperware Corp.                                              1,570       36,691
TurboChef Technologies, Inc. * (a)                              860       15,411
Water Pik Technology, Inc. *                                    557       10,611
WD-40 Company                                                   574       16,032
                                                                      ----------
                                                                       1,194,035

HOUSING & URBAN DEVELOPMENT - 0.00%
Cavco Industroes, Inc. *                                        331        9,328

INDUSTRIAL MACHINERY - 0.93%
Actuant Corp., Class A * (a)                                    705       33,798
AGCO Corp. *                                                  2,261       43,230
Alamo Group, Inc. (a)                                           456        8,514
Albany International Corp., Class A                             945       30,344
Badger Meter, Inc.                                              281       11,605
Briggs & Stratton Corp. (a)                                   1,314       45,491
Cascade Corp. (a)                                               355       15,354
Caterpillar, Inc.                                             8,807      839,395
Ceradyne Inc. * (a)                                             716       17,234
Circor International, Inc.                                      529       13,050
Cognex Corp.                                                  1,332       34,885
Cooper Cameron Corp. *                                        1,342   $   83,271
Cummins, Inc.                                                 1,125       83,936
Deere & Company                                               6,314      413,504
Dionex Corp. * (a)                                              601       26,210
Donaldson Company, Inc.                                       2,149       65,179
Dover Corp.                                                   5,200      189,176
Energy Conversion Devices, Inc. * (a)                           709       15,867
EnPro Industries, Inc. *                                        614       17,726
Flowserve Corp. *                                             1,480       44,785
FMC Technologies, Inc. *                                      1,743       55,724
Gardner Denver, Inc. *                                          556       19,505
Gehl Company * (a)                                              257       10,008
Gorman Rupp Company                                             586       12,546
Graco, Inc.                                                   1,747       59,520
Grant Prideco, Inc. *                                         3,296       87,179
IDEX Corp.                                                    1,278       49,344
Ingersoll-Rand Company, Class A                               4,490      320,362
ITT Industries, Inc.                                          2,323      226,795
Kadant, Inc. *                                                  581       12,741
Kennametal, Inc.                                                925       42,411
Lindsay Manufacturing Company (a)                               490       11,554
Lufkin Industries, Inc.                                         430       15,471
Manitowoc, Inc.                                                 766       31,421
Metropolitan Pro Corp. (a)                                      672       10,194
Middleby Corp. * (a)                                            266       14,061
NACCO Industries, Inc., Class A                                 218       23,374
NATCO Group, Inc. *                                             841       11,194
Pall Corp.                                                    3,245       98,518
Parker-Hannifin Corp.                                         3,071      190,433
Presstek, Inc. * (a)                                          1,297       14,682
Quixote Corp. (a)                                               430        8,432
Robbins & Myers, Inc. (a)                                       483       10,389
Rofin Sinar Technologies, Inc. * (a)                            489       16,039
Rush Enterprises, Inc., Class B * (a)                           861       11,546
Sauer-Danfoss, Inc. (a)                                       1,423       25,287
Stewart & Stevenson Services, Inc.                              755       17,108
Tecumseh Products Company, Class A                              607       16,656
Tennant Company (a)                                             305       10,800
Tredegar Industries, Inc.                                     1,107       17,269
UNOVA, Inc. * (a)                                             1,744       46,443
Valmont Industries, Inc.                                        701       18,086
W.W. Grainger, Inc.                                           2,267      124,209
Watts Industries, Inc., Class A (a)                             901       30,175
                                                                      ----------
                                                                       3,702,030

INDUSTRIALS - 0.08%
Brookfield Homes Corp. (a)                                      841       38,350
Clean Harbors, Inc. * (a)                                       490       10,623
Crane Company                                                 1,597       42,001

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

INDUSTRIALS (CONTINUED)
Fastenal Company (a)                                          1,957   $  119,886
GrafTech International, Ltd. *                                3,094       13,304
Harsco Corp.                                                  1,108       60,442
Intevac, Inc. * (a)                                             890        9,318
Lawson Products, Inc.                                           327       12,694
                                                                      ----------
                                                                         306,618

INSURANCE - 4.27%
21st Century Insurance Group (a)                              2,521       37,412
Aetna, Inc.                                                   7,625      631,502
Affirmative Insurance Holdings, Inc. (a)                        649       10,287
AFLAC, Inc.                                                  13,087      566,405
Alfa Corp. (a)                                                2,297       33,812
Alleghany Corp. *                                               194       57,618
Allmerica Financial Corp. *                                   1,423       52,779
Allstate Corp.                                               17,377    1,038,276
Ambac Financial Group, Inc.                                   2,768      193,096
American Equity Investment Life Holding
   Company (a)                                                1,163       13,816
American Financial Group, Inc.                                1,917       64,258
American Independence Corp. *                                   710        9,301
American International Group, Inc.                           67,737    3,935,520
American National Insurance Company                             652       74,778
American Physicians Capital, Inc. *                             355       13,188
Amerus Group Company (a)                                        938       45,071
Aon Corp.                                                     8,246      206,480
Arch Cap Group, Ltd. *                                          785       35,364
Argonaut Group, Inc. * (a)                                      829       19,142
Arthur J. Gallagher & Company (a)                             2,358       63,973
Assurant, Inc.                                                3,599      129,924
Baldwin & Lyons, Inc., Class B (a)                              581       14,002
Bristol West Holdings, Inc. (a)                                 955       17,476
Brown & Brown, Inc.                                           1,756       78,915
CenturyBusiness Services, Inc. *                              2,926       11,850
Ceres Group, Inc. * (a)                                       1,816       11,041
Chubb Corp.                                                   4,876      417,434
CIGNA Corp.                                                   3,420      366,043
Cincinnati Financial Corp.                                    4,429      175,211
Citizens, Inc. Class A * (a)                                  1,941       11,840
CNA Financial Corp. * (a)                                     6,743      191,636
CNA Surety Corp. * (a)                                        1,332       19,780
Commerce Group, Inc.                                            866       53,787
Conseco, Inc. *                                               3,925       85,644
Crawford & Company, Class B (a)                               1,850       13,727
Donegal Group, Inc., Class B                                    674       11,761
EMC Insurance Group, Inc. (a)                                   645       11,662
Erie Indemnity Company, Class A (a)                           1,615       87,614
FBL Financial Group, Inc., Class A (a)                          895       24,711
Fidelity National Financial, Inc.                             4,300      153,467
First Acceptance Corp. * (a)                                  1,561   $   14,767
First American Corp.                                          2,330       93,526
FPIC Insurance Group, Inc. * (a)                                376       11,028
Fremont General Corp. (a)                                     2,058       50,071
Genworth Financial, Inc.                                     12,001      362,790
Great American Financial Resources, Inc. (a)                  1,461       28,942
Harleysville Group, Inc.                                        885       18,488
Hartford Financial Services Group, Inc.                       7,657      572,590
HCC Insurance Holdings, Inc.                                  1,731       65,553
Hilb, Rogal and Hamilton Company (a)                            909       31,270
Horace Mann Educators Corp.                                   1,166       21,944
Independence Holding Company (a)                                573       10,113
Infinity Property & Casualty Corp.                              550       19,184
Jefferson-Pilot Corp.                                         3,365      169,663
Kansas City Life Insurance Company (a)                          330       15,857
KMG America Corp. *                                           1,048       10,417
LandAmerica Financial Group, Inc. (a)                           458       27,191
Liberty Corp. (a)                                               568       20,908
Lincoln National Corp.                                        4,464      209,451
Markel Corp. *                                                  254       86,106
Marsh & McLennan Companies, Inc.                             13,684      379,047
MBIA, Inc.                                                    3,474      206,043
Mercury General Corp. (a)                                     1,384       75,456
MetLife, Inc.                                                19,109      858,758
MGIC Investment Corp.                                         2,403      156,724
Midland Company                                                 534       18,791
National Interstate Corp. *                                     652       13,086
National Western Life Insurance Company,
   Class A * (a)                                                 85       16,481
Nationwide Financial Services, Inc., Class A                  1,301       49,360
Navigators Group, Inc. *                                        379       13,102
Nymagic, Inc. (a)                                               478       11,161
Odyssey Re Holdings Corp. (a)                                 1,688       41,660
Ohio Casualty Corp.                                           1,615       39,051
Old Republic International Corp.                              4,511      114,083
Philadelphia Consolidated Holding Corp. *                       581       49,246
Phoenix Companies, Inc. (a)                                   2,874       34,201
PICO Holdings, Inc. * (a)                                       455       13,541
PMA Capital Corp., Class A * (a)                              1,417       12,512
PMI Group, Inc. (a)                                           2,311       90,083
Presidential Life Corp. (a)                                   1,029       17,606
Principal Financial Group, Inc.                               7,533      315,633
ProAssurance Corp. *                                            803       33,533
Progressive Corp.                                             5,180      511,836
Protective Life Corp.                                         1,713       72,323
Prudential Financial, Inc.                                   13,536      888,774
Radian Group, Inc.                                            2,123      100,248
Reinsurance Group of America, Inc.                            1,586       73,765
RLI Corp. (a)                                                   684       30,506

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
SAFECO Corp.                                                 3,298   $   179,213
Safety Insurance Group Inc. (a)                                470        15,867
SeaBright Insurance Holdings, Inc. * (a)                       840         9,601
Selective Insurance Group, Inc. (a)                            734        36,370
Specialty Underwriters' Alliance, Inc. *                     1,065         9,723
St. Paul Travelers Companies, Inc.                          17,328       684,976
Stancorp Financial Group, Inc.                                 688        52,687
State Auto Financial Corp. (a)                               1,111        34,485
Stewart Information Services Corp.                             448        18,816
Torchmark, Inc.                                              2,628       137,182
Transatlantic Holdings, Inc. (a)                             1,681        93,833
Triad Guaranty, Inc. * (a)                                     421        21,214
U.S.I. Holdings Corp. * (a)                                  1,456        18,753
UICI                                                         1,274        37,927
United Fire & Casualty Company (a)                             508        22,565
Unitrin, Inc.                                                1,777        87,251
Universal American Financial Corp. * (a)                     1,579        35,717
UnumProvident Corp. (a)                                      7,703       141,119
W.R. Berkley Corp.                                           3,200       114,176
White Mountains Insurance Group, Ltd. (a)                      272       171,605
Zenith National Insurance Corp.                                537        36,441
                                                                     -----------
                                                                      17,025,593

INTERNATIONAL OIL - 0.88%
Anadarko Petroleum Corp.                                     6,152       505,387
APCO Argentina, Inc.                                           289        10,751
ATP Oil & Gas Corp. *                                          785        18,369
Callon Petroleum Company * (a)                                 684        10,109
ConocoPhillips                                              36,221     2,082,345
Kerr-McGee Corp.                                             2,972       226,793
Nabors Industries, Ltd. *                                    3,972       240,783
Noble Corp.                                                  3,382       208,027
Weatherford International, Ltd. *                            3,316       192,262
                                                                     -----------
                                                                       3,494,826

INTERNET CONTENT - 0.43%
Alloy, Inc. * (a)                                            1,844         9,478
Ask Jeeves, Inc. * (a)                                       1,532        46,251
Audible, Inc. * (a)                                            721        12,524
Autobytel, Inc. * (a)                                        1,835         8,863
CMGI, Inc. * (a)                                            13,893        26,258
CNET Networks, Inc. *                                        3,953        46,408
Digitas, Inc. * (a)                                          2,481        28,308
GuruNet Corp. * (a)                                            345         5,524
Harris Interactive, Inc. * (a)                               2,262        11,016
InfoSpace, Inc. * (a)                                          888        29,242
Internet Cap Group, Inc. * (a)                               1,364         9,998
iVillage, Inc. * (a)                                         2,281        13,640
Jupitermedia Corp. * (a)                                       974        16,685
NetFlix, Inc. * (a)                                          1,559        25,583
Netratings, Inc. * (a)                                       1,079   $    14,674
Niku Corp. *                                                   536        11,111
ProQuest Company * (a)                                         776        25,445
RightNow Technologies, Inc. * (a)                            1,018        12,236
Safeguard Scientifics, Inc. * (a)                            5,814         7,442
Schawk, Incorporated, Class A (a)                              701        17,525
Travelzoo, Inc. * (a)                                          466        15,299
WebMD Corp. *                                                8,335        85,601
Yahoo!, Inc. *                                              36,097     1,250,761
                                                                     -----------
                                                                       1,729,872

INTERNET RETAIL - 0.52%
1-800-Flowers.com, Inc. * (a)                                2,343        16,495
Amazon.com, Inc. * (a)                                      10,730       354,948
Ariba, Inc. * (a)                                            2,172        12,598
Drugstore.com, Inc. * (a)                                    3,162        13,185
eBay, Inc. *                                                34,495     1,138,680
eCOST.com, Inc. * (a)                                          861         3,521
IAC/InterActiveCorp * (a)                                   17,362       417,556
Napster, Inc. * (a)                                          1,808         7,594
NetIQ Corp. *                                                1,716        19,477
Overstock.com, Inc. * (a)                                      572        20,363
Priceline.com, Inc. * (a)                                    1,100        25,663
Redback Networks, Inc. * (a)                                 1,850        11,803
Stamps.com, Inc. * (a)                                         691        12,956
                                                                     -----------
                                                                       2,054,839

INTERNET SERVICE PROVIDER - 0.48%
Arbinet-Thexchange. Inc. * (a)                                 763         5,112
Avocent Corp. *                                              1,390        36,335
Blue Coat Systems, Inc. * (a)                                  199         5,946
C-COR.net Corp. * (a)                                        1,708        11,700
Cogent Communications Group, Inc. * (a)                      1,386         9,203
Covad Communications Group, Inc. * (a)                       8,478        11,869
Earthlink, Inc. *                                            3,873        33,540
eSPEED, Inc., Class A * (a)                                  1,918        17,089
Google, Inc., Class A *                                      5,613     1,651,064
HomeStore.com, Inc. *                                        5,454        11,072
Imergent, Inc. * (a)                                           479         5,077
Online Resources Corp. * (a)                                   960        10,858
Salesforce.Com, Inc. * (a)                                   2,817        57,692
Terremark Worldwide, Inc. * (a)                              1,653        11,571
TriZetto Group, Inc. * (a)                                   1,257        17,611
United Online, Inc. (a)                                      1,888        20,504
WorldGate Communications, Inc. *                             1,652         5,352
                                                                     -----------
                                                                       1,921,595

INTERNET SOFTWARE - 1.26%
Agile Software Corp. *                                       1,817        11,447
Akamai Technologies, Inc. * (a)                              3,455        45,364
Checkfree Corp. *                                            2,360        80,382

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT      VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE (CONTINUED)
Cisco Systems, Inc. *                                       171,330   $3,274,116
Click Commerce, Inc. * (a)                                      368        8,453
Cybersource Corp. * (a)                                       1,418       10,366
Deltathree, Inc. * (a)                                        1,578        5,160
Digital River, Inc. * (a)                                       910       28,892
E.piphany, Inc. *                                             3,413       11,877
eResearch Technology, Inc. * (a)                              1,491       19,964
F5 Networks, Inc. *                                             981       46,337
Internet Security Systems, Inc. *                             1,244       25,241
Interwoven, Inc. *                                            1,408       10,602
Juniper Networks, Inc. *                                     14,261      359,092
Keynote Systems, Inc. * (a)                                     871       10,165
Loudeye Corp. *                                               6,038        4,408
Macromedia, Inc. *                                            1,939       74,109
MatrixOne, Inc. *                                             2,118       10,590
McAfee, Inc. *                                                4,146      108,542
NIC, Inc. * (a)                                               2,281       10,538
Openwave Systems, Inc. * (a)                                  1,939       31,800
PC-Tel, Inc. * (a)                                            1,241        9,717
RealNetworks, Inc. * (a)                                      4,975       24,726
RSA Security, Inc. *                                          2,056       23,603
S1 Corp. * (a)                                                2,414       11,370
Safenet, Inc. * (a)                                             706       24,046
Sapient Corp. * (a)                                           3,592       28,485
Stellent, Inc. * (a)                                          1,188        8,910
Symantec Corp. *                                             18,513      402,473
TIBCO Software, Inc. *                                        5,910       38,651
VASCO Data Security International, Inc. * (a)                 1,113       10,796
VeriSign, Inc. *                                              6,683      192,203
Verity, Inc. *                                                1,238       10,857
Vignette Corp. * (a)                                          1,027       11,554
WebEx Communications, Inc. * (a)                              1,230       32,484
WebMethods, Inc. * (a)                                        2,001       11,206
                                                                      ----------
                                                                       5,028,526

INVESTMENT COMPANIES - 0.00%
Medallion Financial Corp. (a)                                 1,007        9,516

LEISURE TIME - 1.13%
4Kids Entertainment, Inc. * (a)                                 502        9,980
Alliance Gaming Corp. * (a)                                   1,490       20,890
Ambassadors International, Inc. (a)                             647        8,832
Arctic Cat, Inc. (a)                                            473        9,711
Atari, Inc. *                                                 4,083       11,351
Blockbuster, Inc., Class A (a)                                5,142       46,895
Bluegreen Corp. * (a)                                           856       14,903
Brunswick Corp.                                               2,491      107,910
Callaway Golf Company (a)                                     2,213       34,147
Carmike Cinemas, Inc. (a)                                       399       12,241
Carnival Corp.                                               16,569      903,839
Cedar Fair, LP (a)                                            1,203   $   38,725
Churchill Downs, Inc. (a)                                       400       16,996
Dover Downs Gaming & Entertainment, Inc. (a)                    713        9,454
Dover Motorsports, Inc. (a)                                   1,772       10,632
DreamWorks Animation SKG, Inc. *                              2,785       72,967
Escalade, Inc. (a)                                              651        9,003
Gaylord Entertainment Company *                               1,125       52,301
Handleman Company (a)                                           777       12,828
International Game Technology, Inc.                           9,001      253,378
International Speedway Corp., Class A                         1,375       77,357
Isle of Capri Casinos, Inc. * (a)                               889       23,292
K2, Inc. * (a)                                                1,334       16,915
Lakes Gaming, Inc. * (a)                                        765       11,781
Las Vegas Sands Corp. * (a)                                   9,262      331,116
Life Time Fitness, Inc. * (a)                                   963       31,596
Mikohn Gaming Corp. * (a)                                       731       10,764
Monarch Casino & Resort, Inc. * (a)                             606       13,356
Movie Gallery, Inc. (a)                                         837       22,122
Penn National Gaming, Inc. *                                  2,159       78,804
Pinnacle Entertainment, Inc. *                                1,224       23,941
Pixar, Inc. *                                                 2,999      150,100
Polaris Industries, Inc. (a)                                  1,125       60,750
RC2 Corp. * (a)                                                 550       20,664
Regal Entertainment Group, Class A (a)                        3,652       68,950
Royal Caribbean Cruises, Ltd.                                 5,009      242,235
Scientific Games Corp., Class A *                             2,352       63,339
SCP Pool Corp.                                                1,422       49,898
Shuffle Master, Inc. * (a)                                    1,005       28,170
Six Flags, Inc. * (a)                                         3,303       15,359
Speedway Motorsports, Inc. (a)                                1,158       42,336
Steinway Musical Instruments, Inc. *                            302        8,867
Sturm Ruger & Company, Inc. (a)                               1,333       11,157
The Nautilus Group, Inc. (a)                                    851       24,254
Vail Resorts, Inc. *                                            998       28,044
Walt Disney Company                                          53,317    1,342,522
West Marine, Inc. * (a)                                         663       11,974
WMS Industries, Inc. * (a)                                      865       29,194
WPT Enterprises, Inc. * (a)                                     698       13,604
                                                                      ----------
                                                                       4,509,444

LIFE SCIENCES - 0.09%
American Ecology Corp. (a)                                      751       13,443
Incyte Corp. * (a)                                            2,693       19,255
Ionatron, Inc. * (a)                                          2,131       18,305
PerkinElmer, Inc.                                             3,456       65,318
Pharmaceutical Product Development, Inc. *                    1,476       69,165
Senomyx, Inc. * (a)                                             829       13,687
Symyx Technologies, Inc. * (a)                                  920       25,742

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

LIFE SCIENCES (CONTINUED)
Waters Corp. *                                                3,099   $  115,190
                                                                      ----------
                                                                         340,105

LIQUOR - 0.32%
Anheuser-Busch Companies, Inc.                               20,032      916,464
Boston Beer Company, Inc. * (a)                                 560       12,566
Brown Forman Corp., Class B                                   3,078      186,096
Central European Distribution Corp. * (a)                       465       17,359
Molson Coors Brewing Company, Class B                         2,185      135,470
                                                                      ----------
                                                                       1,267,955

MANUFACTURING - 0.98%
3M Company                                                   20,173    1,458,508
Acuity Brands, Inc. (a)                                       1,155       29,672
AptarGroup, Inc. (a)                                            919       46,685
Barnes Group, Inc. (a)                                          631       20,886
Blout International, Inc. *                                   1,291       21,547
Carlisle Companies, Inc.                                        790       54,218
Coherent, Inc. * (a)                                            885       31,869
Danaher Corp.                                                 7,971      417,202
Eaton Corp.                                                   3,842      230,136
ESCO Technologies, Inc. *                                       341       34,373
Hexcel Corp. * (a)                                            1,553       26,277
Illinois Tool Works, Inc.                                     7,490      596,803
Kaydon Corp. (a)                                                802       22,336
Lancaster Colony Corp.                                          901       38,671
Mine Safety Appliances Company                                  997       46,061
Nordson Corp.                                                 1,022       35,034
Pentair, Inc.                                                 2,629      112,547
Raven Industries, Inc. (a)                                      557       13,045
Rockwell Automation, Inc.                                     4,780      232,834
Roper Industries, Inc.                                        1,085       77,436
Shaw Group, Inc. * (a)                                        2,067       44,461
Snap-on, Inc. (a)                                             1,475       50,593
SPX Corp.                                                     1,997       91,822
Stanley Works                                                 2,134       97,182
Thomas Industries, Inc. (a)                                     376       15,025
York International Corp.                                      1,053       40,014
                                                                      ----------
                                                                       3,885,237

MEDICAL-HOSPITALS - 0.26%
AmSurg Corp. * (a)                                              822       22,761
Centene Corp. *                                               1,169       39,255
Cepheid, Inc. * (a)                                           1,456       10,687
Community Health Systems, Inc. *                              2,229       84,234
Health Management Associates, Inc., Class A                   6,215      162,709
Hythiam, Inc. * (a)                                           1,145        6,412
IRIS International, Inc. *                                      571       10,164
Laserscope * (a)                                                618       25,610
Lifepoint Hospitals, Inc. * (a)                               1,400       70,728
Manor Care, Inc.                                              2,275       90,386
Medcath Corp. * (a)                                             558   $   15,507
Microtek Med Holdings, Inc. * (a)                             2,386        8,757
Orthovita, Inc. * (a)                                         2,726       10,713
Palomar Medical Technologies, Inc. * (a)                        528       12,630
Psychiatric Solutions, Inc. * (a)                               568       27,667
RehabCare Group, Inc. * (a)                                     422       11,280
Sunrise Senior Living, Inc. * (a)                               535       28,879
Tenet Healthcare Corp. *                                     12,526      153,318
Triad Hospitals, Inc. *                                       2,010      109,826
Universal Health Services, Inc., Class B                      1,446       89,912
VCA Antech, Inc. *                                            2,212       53,641
                                                                      ----------
                                                                       1,045,076

METAL & METAL PRODUCTS - 0.15%
Commercial Metals Company                                     1,595       37,993
Crown Holdings, Inc. *                                        4,564       64,946
Dynamic Materials Corp.                                         142        5,494
Gibraltar Industries, Inc. (a)                                  830       15,388
Ladish Company, Inc. * (a)                                      717        7,163
Matthews International Corp., Class A                           918       35,765
Mueller Industries, Inc.                                      1,004       27,208
NN, Inc. (a)                                                    749        9,497
Precision Castparts Corp.                                     1,647      128,301
Quanex Corp.                                                    672       35,623
Reliance Steel & Aluminum Company                               889       32,955
Southern Peru Copper Corp.                                    2,772      118,753
Sun Hydraulics, Inc. (a)                                        266        9,680
Timken Company                                                2,460       56,826
Titanium Metals Corp. * (a)                                     459       26,067
                                                                      ----------
                                                                         611,659

MINING - 0.35%
Alliance Resource Partners, LP (a)                              513       37,962
Alpha Natural Resources, Inc. *                               1,737       41,479
AMCOL International Corp.                                       877       16,479
Brush Wellman, Inc. * (a)                                       680        9,697
Charles & Colvard, Ltd. (a)                                     510       12,528
Cleveland-Cliffs, Inc. (a)                                      601       34,714
Coeur d'Alene Mines Corp. * (a)                               6,859       24,898
Compass Minerals International, Inc.                            794       18,580
Freeport-McMoran Copper & Gold, Inc.,
   Class B (a)                                                4,677      175,107
Glamis Gold, Ltd. * (a)                                       3,370       57,998
Hecla Mining Company * (a)                                    3,520       16,051
Joy Global, Inc.                                              2,077       69,766
Lincoln Electric Holding, Inc. (a)                            1,099       36,432
Natural Resource Partners LP (a)                                403       23,370
Newmont Mining Corp.                                         10,434      407,239
Oregon Steel Mills, Inc. * (a)                                1,040       17,898
Penn Virginia Corp. (a)                                         507       22,648

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

MINING (CONTINUED)
Phelps Dodge Corp.                                           2,467   $   228,197
RTI International Metals, Inc. *                               636        19,977
Stillwater Mining Company *                                  2,840        21,073
Terex Corp. *                                                1,278        50,353
USEC, Inc.                                                   2,392        35,019
                                                                     -----------
                                                                       1,377,465

MOBILE HOMES - 0.03%
Coachmen Industries, Inc.                                      820        10,275
Fleetwood Enterprises, Inc. * (a)                            1,743        17,691
Skyline Corp.                                                  306        12,218
Thor Industries, Inc.                                        1,520        47,774
Winnebago Industries, Inc. (a)                                 887        29,049
                                                                     -----------
                                                                         117,007

NEWSPAPERS - 0.17%
Dow Jones & Company, Inc. (a)                                2,225        78,876
E.W. Scripps Company, Class A                                4,111       200,617
Journal Register Company *                                   1,239        21,695
Knight-Ridder, Inc.                                          1,879       115,258
Lee Enterprises, Inc. (a)                                    1,157        46,384
Washington Post Company, Class B                               243       202,912
                                                                     -----------
                                                                         665,742

OFFICE FURNISHINGS & SUPPLIES - 0.17%
Avery Dennison Corp.                                         2,806       148,606
CompX International, Inc. (a)                                  699        11,708
Global Imaging Systems, Inc. *                                 595        18,957
Herman Miller, Inc.                                          1,876        57,856
HNI Corp.                                                    1,435        73,400
IKON Office Solutions, Inc.                                  3,906        37,146
Imagistics International, Inc. * (a)                           485        13,580
Knoll, Inc.                                                  1,433        24,519
Office Depot, Inc. *                                         8,113       185,301
OfficeMax, Inc. (a)                                          1,794        53,407
The Standard Register Company (a)                            1,056        16,695
United Stationers, Inc. *                                      799        39,231
                                                                     -----------
                                                                         680,406

PAPER - 0.32%
Bowater, Inc.                                                1,454        47,066
Buckeye Technologies, Inc. *                                 1,353        10,783
Chesapeake Corp.                                               590        12,355
Georgia-Pacific Corp.                                        6,627       210,739
International Paper Company                                 12,779       386,053
Louisiana-Pacific Corp.                                      2,760        67,841
MeadWestvaco Corp.                                           5,310       148,892
Neenah Paper, Inc. (a)                                         477        14,773
P.H. Glatfelter Company                                      1,346        16,690
Plum Creek Timber Company, Inc.                              4,681       169,920
Pope & Talbot, Inc.                                            659         7,315
Potlatch Corp.                                                 740        38,724
Rock-Tenn Company, Class A                                   1,261   $    15,952
Temple-Inland, Inc.                                          2,914       108,255
Wausau-Mosinee Paper Corp.                                   1,563        18,725
                                                                     -----------
                                                                       1,274,083

PETROLEUM SERVICES - 3.70%
Atwood Oceanics, Inc. *                                        420        25,855
Baker Hughes, Inc.                                           8,531       436,446
BJ Services Company                                          4,117       216,060
Cal Dive International, Inc. *                               1,043        54,622
Diamond Offshore Drilling, Inc. (a)                          3,357       179,365
ENSCO International, Inc.                                    3,914       139,925
Exxon Mobil Corp.                                          167,713     9,638,466
GlobalSantaFe Corp.                                          6,092       248,554
Grey Wolf, Inc. * (a)                                        5,352        39,658
Gulfmark Offshore, Inc. * (a)                                  673        18,380
Halliburton Company                                         13,175       630,028
Hornbeck Offshore Services, Inc. * (a)                         667        18,069
Input/Output, Inc. * (a)                                     2,379        14,940
Lone Star Technologies, Inc. *                                 820        37,310
McDermott International, Inc. *                              1,846        38,766
Newpark Resources, Inc. * (a)                                2,512        18,840
Oceaneering International, Inc. * (a)                          691        26,707
PetroHawk Energy Corp. * (a)                                 1,443        15,584
Petroleum Development Corp. *                                  505        16,084
Premcor, Inc.                                                2,333       173,062
Pride International, Inc. *                                  3,688        94,782
RPC, Inc. (a)                                                1,258        21,285
Schlumberger, Ltd.                                          15,385     1,168,337
SEACOR SMIT, Inc. * (a)                                        498        32,021
Smith International, Inc.                                    2,682       170,843
Superior Energy Services, Inc. *                             2,097        37,327
Tesoro Petroleum Corp.                                       1,777        82,666
Tidewater, Inc.                                              1,411        53,787
TODCO *                                                      1,665        42,741
Transocean, Inc. *                                           8,348       450,542
Universal Compression Holdings, Inc. *                         837        30,333
Valero Energy Corp.                                          6,678       528,297
Veritas DGC, Inc. *                                            932        25,854
W-H Energy Services, Inc. * (a)                                749        18,673
                                                                     -----------
                                                                      14,744,209

PHARMACEUTICALS - 4.25%
Abbott Laboratories                                         40,511     1,985,444
Abgenix, Inc. * (a)                                          2,773        23,792
Adolor Corp. * (a)                                           1,345        12,441
Alexion Pharmaceuticals, Inc. * (a)                            867        19,976
Alkermes, Inc. * (a)                                         2,646        34,980
Allergan, Inc.                                               3,437       292,970
American Pharmaceutical Partners, Inc. *                     1,876        77,385

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
AmerisourceBergen Corp. (a)                                  2,732   $   188,918
Amylin Pharmaceuticals, Inc. * (a)                           2,899        60,676
Andrx Corp. *                                                2,019        41,006
Array BioPharma, Inc. * (a)                                  1,615        10,175
Atherogenics, Inc. * (a)                                     1,172        18,729
Barr Pharmaceuticals, Inc. *                                 2,732       133,158
BioScrip, Inc. * (a)                                         1,493         8,958
Bristol-Myers Squibb Company                                50,941     1,272,506
Caremark Rx, Inc. *                                         11,910       530,233
Celgene Corp. * (a)                                          4,302       175,393
Connetics Corp. * (a)                                        1,028        18,134
Cubist Pharmaceuticals, Inc. * (a)                           1,600        21,072
Dusa Pharmaceuticals, Inc. * (a)                               837         7,784
Eli Lilly & Company                                         29,466     1,641,551
Encysive Pharmaceuticals, Inc. * (a)                         1,783        19,274
Endo Pharmaceutical Holdings, Inc. *                         3,568        93,767
Eon Labs, Inc. *                                             2,382        72,984
Eyetech Pharmaceuticals, Inc. * (a)                          1,199        15,155
First Horizon Pharmaceutical Corp. * (a)                     1,052        20,030
Forest Laboratories, Inc. *                                  9,197       357,303
Gilead Sciences, Inc. *                                     11,204       492,864
Hospira, Inc. *                                              4,089       159,471
Idenix Pharmaceuticals, Inc. * (a)                           1,433        31,067
Inspire Pharmaceuticals, Inc. * (a)                          1,496        12,596
Introgen Therapeutics, Inc. * (a)                            1,213         7,812
IVAX Corp. *                                                 6,829       146,824
King Pharmaceuticals, Inc. *                                 6,533        68,074
Ligand Pharmaceuticals, Inc., Class B * (a)                  2,568        17,848
Medicis Pharmaceutical Corp., Class A                        1,513        48,007
Merck & Company, Inc.                                       57,710     1,777,468
Mylan Laboratories, Inc. (a)                                 7,083       136,277
Noven Pharmaceuticals, Inc. * (a)                              745        13,023
NPS Pharmaceuticals, Inc. * (a)                              1,340        15,209
Nuvelo, Inc. * (a)                                           1,606        12,414
Onyx Pharmaceuticals, Inc. * (a)                             1,011        24,143
OSI Pharmaceuticals, Inc. *                                  1,332        54,439
Pain Therapeutics, Inc. * (a)                                1,768        11,934
Par Pharmaceutical Companies, Inc. * (a)                       959        30,506
Penwest Pharmaceuticals Company * (a)                          847        10,012
Pfizer, Inc.                                               195,852     5,401,598
Pharmion Corp. * (a)                                           907        21,051
Prestige Brands Holdings, Inc. *                             1,485        28,958
Regeneron Pharmaceuticals, Inc. * (a)                        1,855        15,563
Renovis, Inc. * (a)                                            669        10,216
Rigel Pharmaceuticals, Inc. * (a)                              722        14,382
Salix Pharmaceuticals, Ltd. * (a)                            1,079        19,055
Schering-Plough Corp.                                       38,468       733,200
Sepracor, Inc. *                                             2,766       165,988
Supergen, Inc. * (a)                                         2,120   $    10,473
Theravance, Inc. *                                           1,605        27,285
United Therapeutics Corp. * (a)                                595        28,679
Valeant Pharmaceuticals International (a)                    2,542        44,815
Vertex Pharmaceuticals, Inc. *                               2,531        42,622
Vicuron Phamaceuticals, Inc. *                               1,696        47,318
ViroPharma, Inc. *                                           1,126         7,826
Watson Pharmaceuticals, Inc. *                               2,870        84,837
                                                                     -----------
                                                                      16,927,648

PHOTOGRAPHY - 0.05%
Eastman Kodak Company                                        7,451       200,059

PLASTICS - 0.00%
Spartech Corp.                                                 894        15,913

POLLUTION CONTROL - 0.06%
CUNO, Inc. * (a)                                               473        33,791
Duratek, Inc. *                                                479        11,103
Republic Services, Inc.                                      3,358       120,922
Stericycle, Inc. *                                           1,092        54,949
                                                                     -----------
                                                                         220,765

PUBLISHING - 0.49%
American Greetings Corp., Class A                            1,852        49,078
Consolidated Graphics, Inc. *                                  388        15,819
Courier Corp. (a)                                              410        15,729
Dex Media, Inc.                                              4,145       101,179
Gannett Company, Inc.                                        6,530       464,479
Gemstar-TV Guide International, Inc. *                      12,141        43,586
Hollinger International, Inc., Class A (a)                   2,878        28,809
John Wiley & Son, Class A                                    1,650        65,555
Mcclatchy Company, Class A                                   1,118        73,162
McGraw-Hill Companies, Inc.                                  9,687       428,650
Media General, Inc., Class A                                   614        39,763
Meredith Corp.                                               1,238        60,736
Multi-Color Corp.                                              397        10,342
Playboy Enterprises, Inc., Class B * (a)                     1,100        14,234
PRIMEDIA, Inc. * (a)                                         7,618        30,853
Readers Digest Association, Inc., Class A                    2,734        45,111
Scholastic Corp. *                                           1,082        41,711
The New York Times Company, Class A                          3,834       119,429
Thomas Nelson, Inc.                                            508        11,054
Tribune Company                                              8,236       289,742
Value Line, Inc. (a)                                           333        13,070
                                                                     -----------
                                                                       1,962,091

RAILROADS & EQUIPMENT - 0.42%
Burlington Northern Santa Fe Corp.                           9,756       459,312
CSX Corp.                                                    5,537       236,208
Florida East Coast Indiana, Inc. (a)                           910        39,403
GATX Corp. (a)                                               1,282        44,229
Genesee & Wyoming, Inc., Class A *                             699        19,020

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

RAILROADS & EQUIPMENT (CONTINUED)
Greenbrier Company, Inc.                                        480   $   13,008
Kansas City Southern * (a)                                    2,237       45,143
Norfolk Southern Corp.                                       10,383      321,458
PAM Transportation Services, Inc. *                             570        9,582
RailAmerica, Inc. * (a)                                       1,320       15,708
Union Pacific Corp.                                           6,717      435,262
Wabtec Corp. (a)                                              1,326       28,482
                                                                      ----------
                                                                       1,666,815

REAL ESTATE - 2.07%
Aames Investment Corp., REIT (a)                              1,830       17,788
Acadia Realty Trust, REIT                                       882       16,449
Affordable Residential Communities, REIT (a)                  1,485       19,825
Agree Realty Corp., REIT (a)                                    464       14,036
Alexander's, Inc., REIT *                                       141       35,074
Alexandria Real Estate Equities, Inc., REIT                     478       35,109
AMB Property Corp., REIT                                      2,022       87,815
American Campus Communities, Inc., REIT                         583       13,222
American Financial Realty Trust, REIT                         3,361       51,692
American Home Mortgage Investment Corp., REIT                 1,065       37,232
American Land Lease, Inc., REIT                                 531       11,634
American Mortgage Acceptance Company, REIT (a)                  667       10,092
Amli Residential Properties Trust, REIT (a)                     640       20,006
Annaly Mortgage Management, Inc., REIT (a)                    2,939       52,696
Anthracite Capital, Inc., REIT (a)                            1,225       14,516
Anworth Mortgage Asset Corp., REIT (a)                        1,245       12,251
Apartment Investment & Management
   Company, Class A, REIT                                     2,440       99,845
Arbor Realty Trust, Inc. - REIT                                 473       13,575
Archstone-Smith Trust, REIT                                   5,110      197,348
Arden Realty, Inc., REIT                                      1,666       59,943
Ashford Hospitality Trust, Inc., REIT (a)                     1,419       15,325
Associated Estates Realty Corp., REIT                         1,379       12,728
Avalon Bay Communities, Inc., REIT                            1,804      145,763
Avatar Holdings, Inc., REIT * (a)                               251       12,618
Bedford Property Investments, Inc., REIT (a)                    481       11,073
Bimini Mortgage Management, Inc. (a)                            746       10,519
BioMed Realty Trust, Inc., REIT                                 874       20,845
Boston Properties, Inc., REIT                                 2,743      192,010
Boykin Lodging Company, REIT * (a)                              909       12,181
Brandywine Realty Trust, REIT                                 1,303       39,937
BRE Properties, Inc., Class A, REIT                           1,195       50,011
BRT Realty Trust, REIT (a)                                      738       17,085
California Coastal Communities, Inc. * (a)                      345       11,858
Camden Property Trust, REIT                                   1,203       64,661
Capital Automotive REIT                                       1,090       41,605
Capital Lease Funding, Inc., REIT                             1,194       12,955
Capital Trust, Inc., REIT (a)                                   416       13,899
CarrAmerica Realty Corp., REIT                                1,328       48,047
Catellus Development Corp., REIT                              2,579   $   84,591
CBL & Associates Properties, Inc., REIT                         731       31,484
Cedar Shopping Centers, Inc., REIT                              749       11,048
CenterPoint Properties Corp., REIT                            1,271       53,763
Colonial Properties Trust, REIT (a)                             840       36,960
Commercial Net Lease Realty, REIT (a)                         1,520       31,114
Corporate Office Properties Trust, REIT                       1,040       30,628
Correctional Properties Trust, REIT                             506       14,320
Cousins Properties, Inc., REIT                                1,233       36,472
Crescent Real Estate Equities
Company, REIT (a)                                             2,784       52,200
Criimi Mae, Inc., REIT * (a)                                    580       12,673
CRT Properties, Inc., REIT                                      683       18,646
Developers Diversified Realty Corp., REIT                     2,645      121,564
Digital Realty Trust, Inc., REIT                                840       14,599
Duke Realty Corp., REIT                                       3,602      114,039
Eagle Hospitality Properties Trust, Inc.,
   REIT                                                       1,192       10,859
EastGroup Properties, Inc., REIT                                444       18,697
ECC Capital Corp., REIT                                       2,933       19,534
Education Realty Trust, Inc., REIT                              711       13,011
Entertainment Properties Trust, REIT                            641       29,486
Equity Inns, Inc., REIT                                       1,520       20,216
Equity Lifestyle Properties, Inc., REIT                         582       23,140
Equity Office Properties Trust, REIT                         10,423      345,001
Equity One, Inc., REIT (a)                                    1,954       44,356
Equity Residential, REIT                                      7,144      263,042
Essex Property Trust Inc., REIT                                 570       47,344
Extra Space Storage, Inc., REIT (a)                           1,097       15,720
Federal Realty Investment Trust, REIT                         1,272       75,048
Felcor Lodging Trust, Inc., REIT *                            1,785       25,847
Feldman Mall Properties, Inc.                                   827       11,537
Fieldstone Investment Corp., REIT                             1,381       19,886
First Industrial Realty Trust, Inc., REIT (a)                   951       37,945
First Potomac Realty Trust, REIT                                501       12,425
First Union Real Estate Equity & Mortgage
   Investments, REIT *                                        2,231        8,478
Gables Residential Trust, REIT                                  757       32,725
General Growth Properties, Inc., REIT                         5,876      241,445
Getty Realty Corp., REIT (a)                                    640       17,728
Gladstone Commercial Corp., REIT (a)                            704       11,095
Glenborough Realty Trust, Inc., REIT                            928       19,107
Glimcher Realty Trust, REIT (a)                               1,169       32,440
Global Signal, Inc., REIT                                     1,431       53,877
GMH Communities Trust, REIT                                   1,179       16,329
Government Properties Trust, Inc., REIT (a)                   1,112       10,809
Gramercy Captial Corp., REIT                                    604       14,774
Health Care Property Investors, Inc., REIT                    3,291       88,989
Health Care, Inc., REIT (a)                                   1,285       48,432

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Healthcare Realty Trust, Inc., REIT (a)                         1,092   $ 42,162
Heritage Property Investment Trust, REIT                        1,199     41,989
Hersha Hospitality Trust, REIT                                  1,214     11,582
Highland Hospitality Corp., REIT                                1,307     13,658
Highwoods Properties, Inc., REIT                                1,218     36,248
Home Properties, Inc., REIT                                       738     31,749
Homebanc Corp., Georgia, REIT (a)                               2,014     18,307
Hospitality Properties Trust, REIT                              1,642     72,363
Host Marriott Corp., REIT                                       9,443    165,252
Housevalues, Inc. * (a)                                           863     15,603
HRPT Properties Trust, REIT                                     4,873     60,571
Impac Mortgage Holdings, Inc., REIT (a)                         1,955     36,461
Inland Real Estate Corp., REIT                                  1,898     30,520
Innkeepers USA Trust, REIT                                      1,264     18,884
Jones Lang Lasalle, Inc. *                                        908     40,161
Kilroy Realty Corp., REIT                                         734     34,858
Kimco Realty Corp., REIT                                        2,780    163,770
Kite Realty Group Trust, REIT                                     810     12,150
LaSalle Hotel Properties, REIT                                    857     28,118
Lexington Corporate Property Trust, REIT (a)                    1,330     32,332
Liberty Property Trust, REIT                                    1,963     86,981
LTC Properties, Inc., REIT                                        702     14,531
Luminent Mortgage Capital, Inc., REIT (a)                       1,064     11,481
Mack-California Realty Corp., REIT                              1,343     60,838
Maguire Properties, Inc., REIT                                  1,286     36,445
MeriStar Hospitality Corp., REIT *                              2,519     21,663
MFA Mortgage Investments, Inc., REIT (a)                        2,116     15,764
Mid-America Apartment Communities, Inc., REIT                     668     30,341
Mission West Properties, Inc., REIT (a)                         1,314     13,495
Monmouth Real Estate Investment Corp., REIT (a)                 1,650     13,777
MortgageIT Holdings, Inc., REIT (a)                               709     12,939
National Health Investments, Inc., REIT (a)                       600     16,842
Nationwide Health Properties, Inc., REIT (a)                    1,747     41,247
New Century Financial Corp., REIT (a)                           1,244     64,004
New Plan Realty Trust, Inc., REIT                               2,508     68,142
New York Mortgage Trust, Inc., REIT                             1,052      9,542
Newcastle Investment Corp., REIT (a)                            1,016     30,632
NorthStar Realty Finance Corp., REIT                            1,040     10,910
Novastar Financial, Inc., REIT (a)                                742     29,049
Omega Healthcare Investors, REIT                                1,611     20,717
One Liberty Properties, Inc., REIT (a)                            747     15,470
Origen Financial, Inc. (a)                                      1,416     10,478
Pan Pacific Retail Properties, Inc., REIT                         916     60,804
Parkway Properties, Inc., REIT                                    305     15,253
Pennsylvania Real Estate Investment Trust, REIT                   945     44,887
PMC Commercial Trust, REIT (a)                                  1,056     13,844
Post Properties, Inc., REIT                                     1,086     39,215
Prentiss Properties Trust, REIT                                 1,049   $ 38,226
Prime Group Realty Trust, REIT * (a)                            1,372      9,906
ProLogis, REIT                                                  4,666    187,760
PS Business Parks, Inc., REIT                                     588     26,137
Public Storage, Inc., REIT                                      3,207    202,843
Ramco-Gershenson Properties Trust, REIT (a)                       500     14,640
Realty Income Corp., REIT (a)                                   1,886     47,225
Reckson Associates Realty Corp., REIT                           1,975     66,261
Redwood Trust, Inc., REIT (a)                                     533     27,503
Regency Centers Corp., REIT                                     1,480     84,656
Saul Centers, Inc., REIT                                          452     16,430
Saxon Capital, Inc., REIT                                       1,485     25,349
Senior Housing Properties Trust, REIT                           1,825     34,511
Shurgard Storage Centers, Inc., Class A, REIT                   1,187     54,555
Simon Property Group, Inc., REIT                                5,689    412,396
Sizeler Property Investors, Inc., REIT (a)                        839     11,075
SL Green Realty Corp., REIT (a)                                   972     62,694
Sovran Self Storage, Inc., REIT                                   309     14,047
Spirit Finance Corp., REIT                                      1,816     21,338
Strategic Hotel Cap, Inc., REIT                                 1,088     19,584
Sun Communities, Inc., REIT                                       500     18,595
Sunstone Hotel Investors, Inc., REIT                              940     22,804
Tanger Factory Outlet Centers, Inc., REIT                         791     21,302
Taubman Centers, Inc., REIT                                     1,392     47,453
The Macerich Company, REIT                                      1,513    101,447
The Mills Corp., REIT                                           1,397     84,924
The St. Joe Company                                             1,983    161,694
Thomas Properties Group, Inc.                                     680      8,507
Tower Group, Inc. (a)                                             782     12,223
Town & Country Trust SBI (a)                                      529     15,082
Trammell Crow Company *                                           976     23,658
Transcontinental Realty Investors, Inc., REIT * (a)               441      9,367
Trizec Properties, Inc., REIT                                   4,145     85,263
Trustreet Properties, Inc., REIT (a)                            1,801     29,915
United Capital Corp. * (a)                                        391     10,146
United Dominion Realty Trust, Inc., REIT                        3,485     83,814
United Mobile Homes, Inc., REIT (a)                               749     11,257
Universal Health Realty Income Trust, REIT (a)                    381     14,520
Urstadt Biddle Properties, Inc., REIT (a)                         957     16,575
U-Store-It Trust, REIT (a)                                      1,086     20,688
Ventas, Inc., REIT                                              2,153     65,021
Vornado Realty Trust, REIT                                      3,169    254,788
W. P. Carey & Company LLC (a)                                   1,077     31,535
Washington REIT                                                 1,085     33,852
Weingarten Realty Investors, REIT                               2,206     86,519
Wellsford Real Properties, Inc. *                                 542      9,610
Windrose Medical Properties Trust, REIT                           860     12,066
Winston Hotels, Inc., REIT (a)                                  1,125     12,667

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
ZipRealty, Inc. * (a)                                           737   $    9,463
                                                                      ----------
                                                                       8,254,611

RETAIL - 0.01%
Conn's, Inc. * (a)                                              688       16,835
Design Within Reach, Inc. * (a)                                 540        9,774
FTD Group, Inc. * (a)                                           974       11,055
                                                                      ----------
                                                                          37,664

RETAIL GROCERY - 0.51%
7 Eleven, Inc. *                                              3,009       90,992
Albertsons, Inc. (a)                                          9,322      192,779
Arden Group, Inc. (a)                                           149       11,813
Ingles Markets, Inc. (a)                                      1,172       16,138
Nash-Finch Company (a)                                          371       13,631
Pathmark Stores, Inc. *                                       1,196       10,477
Ruddick Corp.                                                 1,244       31,759
Safeway, Inc. (a)                                            11,558      261,095
Smart & Final, Inc. * (a)                                     1,051       12,875
SUPERVALU, Inc.                                               3,440      112,178
Sysco Corp.                                                  16,673      603,396
The Great Atlantic & Pacific Tea Company, Inc. * (a)          1,088       31,617
The Kroger Company *                                         18,851      358,735
United Natural Foods, Inc. *                                  1,152       34,986
Weis Markets, Inc. (a)                                          654       25,369
Whole Foods Market, Inc.                                      1,643      194,367
Wild Oats Markets, Inc. * (a)                                   980       11,221
                                                                      ----------
                                                                       2,013,428

RETAIL TRADE - 5.45%
99 Cents Only Stores * (a)                                    2,028       25,776
A.C. Moore Arts & Crafts, Inc. * (a)                            572       18,081
Aaron Rents, Inc., Class B                                    1,343       33,427
Abercrombie & Fitch Company, Class A                          2,267      155,743
Advance Auto Parts, Inc. *                                    1,911      123,355
Aeropostale, Inc. *                                           1,479       49,694
American Eagle Outfitters, Inc.                               3,860      118,309
AnnTaylor Stores Corp. *                                      1,877       45,574
Asbury Automotive Group, Inc. *                                 931       14,347
Barnes & Noble, Inc. *                                        1,797       69,724
Bed Bath & Beyond, Inc. *                                     7,822      326,803
Best Buy Company, Inc.                                        8,532      584,869
Big 5 Sporting Goods Corp. (a)                                  697       19,781
Big Lots, Inc. *                                              3,173       42,010
BJ's Wholesale Club, Inc. *                                   1,804       58,612
Blair Corp. (a)                                                 277       10,941
Bon-Ton Stores, Inc. (a)                                        535       10,352
Borders Group, Inc.                                           1,849       46,798
Brookstone, Inc. *                                              594       11,215
Build A Bear Workshop, Inc. * (a)                               569       13,343
Building Materials Holding Corp.                                354   $   24,529
Burlington Coat Factory Warehouse Corp.                       1,190       50,742
Cabela's, Inc. * (a)                                          1,563       33,386
CarMax, Inc. *                                                2,740       73,021
Casey's General Stores, Inc.                                  1,380       27,352
Cash America International, Inc.                                842       16,941
Casual Male Retail Group, Inc. * (a)                          1,325        9,686
Cato Corp., Class A                                             882       18,213
Charming Shoppes, Inc. *                                      3,339       31,153
Chico's FAS, Inc. *                                           4,685      160,602
Childrens Place Retail Stores, Inc. * (a)                       730       34,069
Christopher & Banks Corp. (a)                                 1,072       19,575
Circuit City Stores, Inc.                                     5,025       86,882
Claire's Stores, Inc.                                         2,384       57,335
Coldwater Creek, Inc. *                                       1,695       42,222
Cost Plus, Inc. * (a)                                           654       16,311
Costco Wholesale Corp.                                       12,003      537,974
CSS Industries, Inc. (a)                                        278        9,407
CVS Corp.                                                    20,963      609,394
Deb Shops, Inc. (a)                                             469       13,587
Dicks Sporting Goods, Inc. * (a)                              1,301       50,206
Dillard's, Inc., Class A (a)                                  2,204       51,618
Dollar General Corp. (a)                                      8,572      174,526
Dollar Tree Stores, Inc. *                                    2,858       68,592
Electronics Boutique Holdings Corp. * (a)                       650       41,268
Family Dollar Stores, Inc.                                    4,352      113,587
Federated Department Stores, Inc.                             4,477      328,075
Finish Line, Inc.                                             1,349       25,523
First Cash Financial Services *                                 554       11,839
Foot Locker, Inc.                                             4,041      109,996
Fossil, Inc. *                                                1,918       43,539
Fred's, Inc., Class A (a)                                     1,200       19,896
GameStop Corp. * (a)                                          1,514       49,523
Gap, Inc.                                                    22,834      450,971
Genesco, Inc. * (a)                                             586       21,735
Group 1 Automotive, Inc. *                                      639       15,362
Guitar Center, Inc. *                                           669       39,050
Haverty Furniture Companies, Inc.                               636        9,400
Hibbett Sporting Goods, Inc. *                                  657       24,861
Home Depot, Inc.                                             57,087    2,220,684
Hot Topic, Inc. * (a)                                         1,270       24,282
J. Jill Group, Inc. * (a)                                       712        9,790
J.C. Penney Company, Inc.                                     7,039      370,111
Jo Ann Stores, Inc. *                                           635       16,758
Kenneth Cole Productions, Inc., Class A                         634       19,730
Kohl's Corp. *                                                8,827      493,518
Limited Brands                                               10,405      222,875
Linens'n Things, Inc. *                                       1,199       28,368

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Longs Drug Stores Corp. (a)                                    987   $    42,490
Lowe's Companies, Inc.                                      20,112     1,170,921
Manning Greg Auctions, Inc. * (a)                            1,097        13,109
Marinemax, Inc. * (a)                                          499        15,594
May Department Stores Company                                7,576       304,252
Michael's Stores, Inc.                                       3,541       146,491
MSC Industrial Direct Company, Inc., Class A                 1,811        61,121
NBTY, Inc. *                                                 1,792        46,484
New York & Co., Inc. *                                       1,472        31,000
Nordstrom, Inc.                                              3,641       247,479
Pacific Sunwear of California, Inc. *                        2,021        46,463
Pantry, Inc. *                                                 614        23,780
Party City Corp. * (a)                                         616         7,392
Payless ShoeSource, Inc. *                                   1,870        35,904
PETCO Animal Supplies, Inc. *                                1,545        45,299
PETsMART, Inc.                                               3,794       115,148
Pier 1 Imports, Inc. (a)                                     2,370        33,630
RadioShack Corp.                                             4,113        95,298
Regis Corp.                                                  1,139        44,512
Rent-A-Center, Inc. *                                        1,940        45,183
Retail Ventures, Inc. *                                      1,178        16,068
Rite Aid Corp. * (a)                                        14,259        59,603
Ross Stores, Inc.                                            3,870       111,882
Saks, Inc. *                                                 3,787        71,839
Samsonite Corp. *                                            9,916         8,528
School Specialty, Inc. *                                       595        27,667
Sears Holdings Corp. *                                       3,995       598,731
Shoe Carnival, Inc. * (a)                                      456         9,923
Shopko Stores, Inc. * (a)                                      805        19,570
Sonic Automative, Inc.                                         798        16,965
Spectrum Brands, Inc. *                                      1,330        43,890
Sports Authority, Inc. * (a)                                   708        22,514
Staples, Inc.                                               19,360       412,755
Stein Mart, Inc.                                             1,235        27,170
Steven Madden, Ltd. * (a)                                      578        10,265
Systemax, Inc. * (a)                                         1,328         8,924
Talbots, Inc.                                                1,514        49,160
Target Corp.                                                23,035     1,253,334
The Buckle, Inc. (a)                                           491        21,771
The Dress Barn, Inc. * (a)                                     758        17,154
The Men's Wearhouse, Inc. *                                  1,431        49,269
The Neiman Marcus Group, Inc., Class A                       1,254       121,538
The TJX Companies, Inc.                                     12,450       303,157
The Yankee Candle, Inc.                                      1,218        39,098
Tiffany & Company                                            3,764       123,309
Too, Inc. *                                                    965        22,552
Tractor Supply Company * (a)                                 1,021        50,131
Transport World Entertainment Corp. *                        1,106        13,084
Tuesday Morning Corp. (a)                                    1,133   $    35,712
United Rentals, Inc. *                                       2,150        43,451
Urban Outfitters, Inc. *                                     2,110       119,616
ValueVision Media, Inc., Class A * (a)                       1,303        15,649
Walgreen Company                                            26,556     1,221,310
Wal-Mart Stores, Inc.                                      110,068     5,305,278
Williams-Sonoma, Inc. *                                      2,994       118,473
Zale Corp. *                                                 1,352        42,845
                                                                     -----------
                                                                      21,710,553

SANITARY SERVICES - 0.24%
Allied Waste Industries, Inc. * (a)                          8,759        69,459
Aqua America, Inc.                                           2,505        74,499
Artesian Resources Corp., Class A (a)                          390        11,548
Casella Waste Systems, Inc., Class A *                         859        10,308
Darling International, Inc. * (a)                            2,746        10,297
Ecolab, Inc.                                                 6,605       213,738
Flanders Corp. * (a)                                         1,019         9,171
Insituform Technologies, Inc., Class A * (a)                   842        13,497
Nalco Holding Company *                                      3,900        76,557
Waste Connections, Inc. *                                    1,130        42,138
Waste Management, Inc.                                      14,525       411,638
                                                                     -----------
                                                                         942,850

SEMICONDUCTORS - 2.81%
Actel Corp. * (a)                                              828        11,509
Advanced Energy Industries, Inc. * (a)                       1,113         8,748
Advanced Micro Devices, Inc. * (a)                           9,702       168,233
Altera Corp. *                                               9,577       189,816
American Superconductor Corp. * (a)                          1,355        12,398
Amis Holdings, Inc. *                                        2,334        31,136
Amkor Technology, Inc. * (a)                                 5,332        23,994
Analog Devices, Inc.                                         9,650       360,041
Applied Materials, Inc.                                     43,314       700,821
Applied Micro Circuits Corp. *                               9,203        23,560
Atmel Corp. *                                               13,635        32,315
ATMI, Inc. * (a)                                               884        25,645
Axcelis Technologies, Inc. *                                 3,094        21,225
Broadcom Corp., Class A *                                    8,684       308,369
Cirrus Logic, Inc. *                                         2,757        14,640
Conexant Systems, Inc. *                                    13,964        22,482
Credence Systems Corp. * (a)                                 2,756        24,942
Cree, Inc. * (a)                                             1,950        49,666
Cymer, Inc. * (a)                                            1,033        27,220
Cypress Semiconductor Corp. * (a)                            3,407        42,894
Diodes, Inc. * (a)                                             396        12,355
DSP Group, Inc. *                                              814        19,430
Emulex Corp. *                                               2,283        41,688
Entegris, Inc. *                                             2,251        22,285
Exar Corp. * (a)                                             1,159        17,257

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Fairchild Semiconductor International, Inc. *                3,148   $    46,433
FormFactor, Inc. * (a)                                       1,042        27,530
Freescale Semiconductor-B, Inc. *                           10,462       221,585
Genesis Microchip, Inc. *                                      930        17,168
Integrated Circuit Systems, Inc. *                           1,939        40,021
Integrated Device Technology, Inc. *                         2,921        31,401
Intel Corp.                                                164,284     4,281,241
International Displayworks, Inc. * (a)                       1,108         8,864
International Rectifier Corp. *                              1,720        82,078
Intersil Corp., Class A                                      3,907        73,334
IXYS Corp. * (a)                                             1,048        14,861
KLA-Tencor Corp.                                             5,067       221,428
Kopin Corp. * (a)                                            2,683        13,683
Kulicke & Soffa Industries, Inc. * (a)                       1,844        14,586
Lam Research Corp. *                                         3,608       104,415
Lattice Semiconductor Corp. *                                3,641        16,166
Linear Technology Corp.                                      7,836       287,503
LSI Logic Corp. * (a)                                       10,436        88,602
LTX Corp. * (a)                                              2,407        11,939
Mattson Technology, Inc. * (a)                               1,633        11,692
Maxim Integrated Products, Inc.                              8,425       321,919
MEMC Electronic Materials, Inc. *                            5,520        87,050
Micrel, Inc. * (a)                                           2,622        30,205
Microchip Technology, Inc.                                   5,285       156,542
Micron Technology, Inc. *                                   16,116       164,544
Microsemi Corp. *                                            1,627        30,588
MIPS Technologies, Inc., Class A * (a)                       1,458        10,498
MKS Instruments, Inc. *                                      1,599        27,007
Mykrolis Corp. * (a)                                         1,338        19,013
National Semiconductor Corp.                                 9,061       199,614
Novellus Systems, Inc. *                                     3,628        89,648
NVIDIA Corp. *                                               4,466       119,331
OmniVision Technologies, Inc. * (a)                          1,615        21,948
ON Semiconductor Corp. *                                     7,355        33,833
Pericom Semiconductor Corp. * (a)                            1,172         9,540
Photronics, Inc. *                                             899        20,983
Pixelworks, Inc. * (a)                                       1,533        13,153
PLX Technology, Inc. * (a)                                     985        10,008
Power Integrations, Inc. * (a)                                 884        19,068
QLogic Corp. *                                               2,430        75,014
Rambus, Inc. * (a)                                           2,845        38,066
Rudolph Technologies, Inc. *                                   673         9,644
Semitool, Inc. * (a)                                         1,199        11,438
Semtech Corp. *                                              2,007        33,417
Sigmatel, Inc. * (a)                                           993        17,040
Silicon Image, Inc. *                                        2,166        22,223
Silicon Laboratories, Inc. * (a)                             1,440        37,742
Skyworks Solutions, Inc. * (a)                               4,282        31,558
Stakek Holdings, Inc. * (a)                                  2,420   $     7,260
Teradyne, Inc. *                                             5,273        63,118
Tessera Technologies, Inc. * (a)                             1,187        39,658
Texas Instruments, Inc.                                     44,199     1,240,666
Triquint Semiconductor, Inc. * (a)                           4,605        15,335
Ultratech, Inc. * (a)                                          754        13,798
Varian Semiconductor Equipment Associates,
   Inc. * (a)                                                  951        35,187
Veeco Instruments, Inc. * (a)                                  987        16,068
Vitesse Semiconductor Corp. * (a)                            7,135        14,912
Volterra Semiconductor Corp. * (a)                             791        11,778
Xilinx, Inc.                                                 8,968       228,684
Zoran Corp. * (a)                                            1,303        17,317
                                                                     -----------
                                                                      11,191,614

SHIPBUILDING - 0.00%
Maritrans, Inc. (a)                                            452        12,227

SOFTWARE - 2.95%
Activision, Inc. *                                           5,073        83,806
Advent Software, Inc. *                                        934        18,923
Allscripts Healthcare Solution, Inc. * (a)                   1,185        19,683
Altiris, Inc. * (a)                                            848        12,449
American Reprographics Company * (a)                         1,326        21,335
ANSYS, Inc. *                                                  874        31,036
Autodesk, Inc. *                                             6,036       207,457
Avid Technology, Inc. *                                        921        49,071
BEA Systems, Inc. *                                         10,970        96,317
Blackbaud, Inc. (a)                                          1,298        17,523
Blackboard, Inc. * (a)                                         768        18,370
BMC Software, Inc. *                                         5,928       106,408
Borland Software Corp. *                                     2,488        17,068
Bottomline Technologies, Inc. * (a)                            699        10,464
CCC Information Services Group, Inc. * (a)                     503        12,047
CIBER, Inc. * (a)                                            1,953        15,585
Citrix Systems, Inc. *                                       4,466        96,733
Computer Associates International, Inc.                     15,268       419,565
Compuware Corp. * (a)                                       10,432        75,006
Concur Technologies, Inc. * (a)                              1,179        12,415
Convera Corp. * (a)                                          1,759         8,584
Covansys Corp. * (a)                                         1,202        15,446
Dendrite International, Inc. *                               1,224        16,891
Emageon, Inc. * (a)                                            657         9,204
Epicor Software Corp. * (a)                                  1,485        19,602
EPIQ Systems, Inc. * (a)                                       586         9,587
Equinix, Inc. * (a)                                            577        25,007
Faro Technologies, Inc. * (a)                                  442        12,049
Hyperion Solutions Corp. *                                   1,058        42,574
Igate Corp. *                                                2,345         8,395
InfoUSA, Inc.                                                1,618        18,931

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Intermediate Telephone, Inc. (a)                               814   $    15,148
Intuit, Inc. *                                               4,976       224,467
iPass, Inc. * (a)                                            2,298        13,926
JDA Software Group, Inc. *                                     960        10,925
Keane, Inc. * (a)                                            1,789        24,509
Lawson Software Inc. * (a)                                   3,352        17,263
Macrovision Corp. * (a)                                      1,394        31,421
Manhattan Associates, Inc. *                                   889        17,078
Mantech International Corp. *                                  804        24,956
MapInfo Corp. *                                                818         8,597
McDATA Corp., Class A * (a)                                  4,052        16,208
Mercury Interactive Corp. *                                  2,237        85,811
Micromuse, Inc. *                                            2,546        14,410
Microsoft Corp.                                            282,764     7,023,858
MicroStrategy, Inc. * (a)                                      454        24,080
Midway Games, Inc. * (a)                                     2,517        27,586
Mission Resources Corp. * (a)                                1,505        12,145
Motive, Inc. *                                                 976         9,692
MRO Software, Inc. *                                           890        13,003
NAVTEQ Corp. *                                               2,343        87,113
NeoMedia Technologies, Inc. *                               12,511         5,868
Novell, Inc. * (a)                                          10,190        63,178
Open Solutions, Inc. * (a)                                     625        12,694
OpenTV Corp., Class A * (a)                                  4,252        11,650
Opsware, Inc. * (a)                                          3,166        16,210
Oracle Corp. *                                             136,006     1,795,279
Packeteer, Inc. * (a)                                        1,010        14,241
Parametric Technology Corp. *                                7,489        47,780
PDF Solutions, Inc. *                                          890        11,677
Plato Learning, Inc. * (a)                                   1,165         8,598
QAD, Inc. (a)                                                1,379        10,618
Quality Systems (a)                                            365        17,294
Red Hat, Inc. * (a)                                          5,002        65,526
Safalink Corp. *                                             3,181         5,249
Scansoft, Inc. * (a)                                         3,361        12,705
Secure Computing Corp. * (a)                                 1,183        12,871
Seebeyond Technology Corp. * (a)                             3,319        13,873
Serena Software, Inc. * (a)                                  1,184        22,851
Siebel Systems, Inc. (a)                                    13,593       120,978
SPSS, Inc. *                                                   640        12,294
SS&C Technologies, Inc.                                        663        21,004
Take-Two Interactive Software, Inc. * (a)                    1,851        47,108
THQ, Inc. * (a)                                              1,057        30,938
Tradestation Group, Inc. * (a)                               1,521        13,050
Transaction Systems Architects, Inc., Class A *              1,099        27,068
Ulticom, Inc. * (a)                                          1,360        14,430
Ultimate Software Group, Inc. * (a)                            759        12,448
VeriFone Holdings, Inc. * (a)                                  704        11,440
Verint Systems, Inc. *                                         870   $    27,979
Websense, Inc. *                                               637        30,608
                                                                     -----------
                                                                      11,747,234

STEEL - 0.15%
Alaska Steel Holding Corp. * (a)                             3,227        20,685
Allegheny Technologies, Inc.                                 2,543        56,099
Carpenter Technology Corp. (a)                                 681        35,276
NS Group, Inc. * (a)                                           610        19,831
Nucor Corp. (a)                                              4,165       190,007
Roanoke Electric Steel Corp.                                   438         7,236
Ryerson Tull, Inc. (a)                                         852        12,158
Schnitzer Steel Industries, Inc. (a)                           886        20,998
Steel Dynamics, Inc. (a)                                     1,277        33,521
Texas Industries, Inc.                                         594        33,401
United States Steel Corp.                                    3,039       104,450
Wheeling-Pittsburgh Corp. * (a)                                429         6,598
Worthington Industries, Inc. (a)                             2,454        38,773
                                                                     -----------
                                                                         579,033

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.62%
ADC Telecommunications, Inc. *                               3,141        68,380
ADTRAN, Inc.                                                 2,039        50,547
Aeroflex, Inc. * (a)                                         2,286        19,202
Alaska Communications Systems, Inc. (a)                      1,363        13,507
Andrew Corp. *                                               4,376        55,838
Arris Group, Inc. *                                          2,512        21,880
Aspect Communications Corp. *                                1,938        21,764
Atheros Communications, Inc. * (a)                           1,466        11,816
Avaya, Inc. *                                               12,317       102,477
Brightpoint, Inc. * (a)                                        577        12,804
Broadwing Corp. * (a)                                        2,364        10,922
Ciena Corp. *                                               15,906        33,244
Citizens Communications Company                              8,814       118,460
Commonwealth Telephone Enterprises, Inc., (CTE) (a)            531        22,254
Commscope, Inc. * (a)                                        1,546        26,916
Comtech Telecommunications Corp. * (a)                         596        19,447
Comverse Technology, Inc. *                                  5,175       122,389
Corning, Inc. *                                             37,161       617,616
CT Communications, Inc. (a)                                    902        11,771
Ditech Communications Corp. * (a)                            1,112         7,217
Fairpoint Communications, Inc. (a)                           1,162        18,766
Finisar Corp. * (a)                                          8,475         8,899
General Communication, Inc. *                                1,902        18,773
Global Crossing, Ltd. * (a)                                    709        12,103
Harmonic, Inc. * (a)                                         2,336        11,283
Hungarian Telephone & Cable Corp. * (a)                        490         8,428
InterDigital Communication Corp. *                           1,613        28,227

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
Intrado, Inc. * (a)                                             706   $   10,562
Iowa Telecommunications Services, Inc. (a)                      899       16,856
J2 Global Communications, Inc. * (a)                            616       21,215
JDS Uniphase Corp. * (a)                                     38,114       57,933
Level 3 Communications, Inc. * (a)                           19,790       40,174
Lucent Technologies, Inc. * (a)                             113,115      329,165
Mastec, Inc. * (a)                                            1,725       15,180
NETGEAR, Inc. * (a)                                             906       16,852
Newport Corp. *                                               1,358       18,822
NTL, Inc. *                                                   2,249      153,877
PanAmSat Holding Corp. (a)                                    3,370       69,119
Plantronics, Inc.                                             1,279       46,504
Polycom, Inc. *                                               2,708       40,376
Powerwave Technologies, Inc. * (a)                            2,985       30,507
Premiere Global Services, Inc. *                              2,122       23,957
Price Communications Corp. * (a)                              1,470       25,431
QUALCOMM, Inc.                                               42,815    1,413,323
RCN Corp. * (a)                                               1,124       25,953
REMEC, Inc. * (a)                                             1,053        6,739
SBA Communications Corp. * (a)                                2,091       28,228
SBC Communications, Inc.                                     85,928    2,040,790
Scientific-Atlanta, Inc.                                      3,987      132,647
Shenandoah Telecommunications Company (a)                       366       14,548
SkyTerra Communications, Inc. *                                 157        5,731
Sonus Networks, Inc. * (a)                                    6,830       32,647
Spectrasite, Inc. *                                           1,248       92,889
SureWest Communications (a)                                     618       15,852
Symmetricom, Inc. * (a)                                       1,403       14,549
Tekelec * (a)                                                 1,787       30,022
Telephone & Data Systems, Inc.                                1,104       42,327
Tellabs, Inc. *                                              12,315      107,140
Terayon Communication Systems, Inc. * (a)                     2,857        8,828
UTStarcom, Inc. * (a)                                         3,272       24,507
Viasat, Inc. * (a)                                              822       16,711
Westell Technologies, Inc., Class A * (a)                     2,255       13,485
                                                                      ----------
                                                                       6,458,376

TELEPHONE - 1.62%
ALLTEL Corp.                                                  7,666      477,438
AT&T Corp.                                                   20,881      397,574
Atlantic Tele-Network, Inc. (a)                                 284        8,179
BellSouth Corp.                                              47,373    1,258,701
Centennial Communications Corp., Class A * (a)                2,913       40,432
CenturyTel, Inc.                                              3,333      115,422
Cincinnati Bell, Inc. *                                       7,217       31,033
Harris Corp.                                                  3,451      107,706
IDT, Corp. * (a)                                              2,741       36,072
MCI, Inc. (a)                                                 8,458      217,455
North Pittsburgh Systems, Inc. (a)                              650   $   12,714
Qwest Communications International, Inc. * (a)               48,585      180,250
Sprint Corp.                                                 37,109      931,065
TALK America Holdings, Inc. * (a)                             1,018       10,190
U.S. Cellular Corp. *                                         2,219      110,817
Valor Communications Group, Inc. (a)                          2,078       28,676
Verizon Communications, Inc.                                 71,832    2,481,796
                                                                      ----------
                                                                       6,445,520

TIRES & RUBBER - 0.04%
Bandag, Inc. (a)                                                517       23,808
Cooper Tire & Rubber Company                                  1,725       32,033
Goodyear Tire & Rubber Company * (a)                          4,709       70,164
Myers Indiana, Inc.                                           1,079       13,488
                                                                      ----------
                                                                         139,493

TOBACCO - 1.02%
Alliance One International, Inc. (a)                          3,687       22,159
Altria Group, Inc.                                           53,606    3,466,164
Reynolds American, Inc. (a)                                   3,921      308,975
Schweitzer Mauduit International, Inc.                          458       14,257
Universal Corp.                                                 618       27,056
UST, Inc.                                                     4,453      203,324
Vector Group, Ltd. (a)                                        1,238       22,990
                                                                      ----------
                                                                       4,064,925

TOYS, AMUSEMENTS & SPORTING GOODS - 0.13%
Hasbro, Inc.                                                  4,636       96,382
Jakks Pacific, Inc. * (a)                                       764       14,676
Marval Enterprises, Inc. * (a)                                2,928       57,740
Mattel, Inc.                                                 10,743      196,597
Russ Berrie & Company, Inc. (a)                                 865       11,081
Toys R Us, Inc. *                                             5,512      145,958
                                                                      ----------
                                                                         522,434

TRANSPORTATION - 0.29%
Alexander & Baldwin, Inc.                                     1,173       54,369
C. H. Robinson Worldwide, Inc.                                2,255      131,241
Expeditors International of Washington, Inc.                  2,803      139,617
General Maritime Corp. (a)                                    1,004       42,570
Harley-Davidson, Inc.                                         7,597      376,811
Heartland Express, Inc. (a)                                   2,074       40,298
Kirby Corp. *                                                   692       31,209
K-Sea Transportation Partners LP (a)                            311       10,652
Laidlaw International, Inc. *                                 2,742       66,082
Macquarie Infrastructure Company Trust                          778       22,080
Marten Transport, Ltd. *                                        548       11,502
Martin Midstream Partners LP (a)                                364       11,248
Offshore Logistics, Inc. *                                      603       19,802
Overseas Shipholding Group, Inc.                              1,045       62,334
Pacer International, Inc. *                                   1,142       24,884
SCS Transportation, Inc. *                                      603       10,733

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)

TRANSPORTATION (CONTINUED)
Seabulk International, Inc. *                                 724   $     15,385
Universal Truckload Services, Inc. * (a)                      586          9,898
Yellow Roadway Corp. * (a)                                  1,507         76,556
                                                                    ------------
                                                                       1,157,271

TRAVEL SERVICES - 0.46%
Ambassadors Group, Inc.                                       338         12,570
American Express Company                                   32,379      1,723,534
Navigant International, Inc. * (a)                            649          9,534
Pegasus Solutions, Inc. * (a)                                 930         10,370
Sabre Holdings Corp.                                        3,558         70,982
                                                                    ------------
                                                                       1,826,990

TRUCKING & FREIGHT - 0.87%
Arkansas Best Corp.                                           697         22,172
CNF, Inc.                                                   1,351         60,660
Covenant Transport, Inc. *                                    705          9,306
EGL, Inc. * (a)                                             1,311         26,639
Fedex Corp.                                                 7,820        633,498
Forward Air Corp.                                           1,007         28,468
Hub Group, Inc., Class A *                                    602         15,080
J.B. Hunt Transport Services, Inc.                          4,200         81,060
Knight Transportation, Inc. (a)                             1,612         39,220
Landstar Systems, Inc. *                                    1,673         50,391
Navistar International Corp. *                              1,861         59,552
Old Dominion Freight Lines, Inc. *                            712         19,103
OMI Corp. (a)                                               2,586         49,160
Oshkosh Truck Corp.                                           910         71,235
Overnite Corp.                                                796         34,212
Plains All American Pipeline, LP (a)                        1,689         74,080
Ryder Systems, Inc.                                         1,614         59,072
Swift Transportation, Inc. * (a)                            2,009         46,790
United Parcel Service, Inc., Class B                       29,079      2,011,104
Wabash National Corp. (a)                                     876         21,225
Werner Enterprises, Inc.                                    2,160         42,422
                                                                    ------------
                                                                       3,454,449

UTILITY SERVICE - 0.00%
SJW Corp. (a)                                                 328         15,419
                                                                    ------------
TOTAL COMMON STOCKS (Cost $356,619,485)                             $385,211,937
                                                                    ============

PREFERRED STOCKS - 0.00%

REAL ESTATE - 0.00%
Simon Properties Group, Inc., REIT * (a)                      171         10,602
                                                                    ------------
TOTAL PREFERRED STOCKS (Cost $9,157)                                $     10,602
                                                                    ============

RIGHTS - 0.00%

PHARMACEUTICALS - 0.00%
OSI Pharmaceuticals, Inc.
   (Expiration date 6/12/2008) *                               19   $          1
                                                                    ------------
TOTAL RIGHTS (Cost $0)                                              $          1
                                                                    ============

WARRANTS - 0.00%

ELECTRICAL EQUIPMENT - 0.00%
Optical Cable Corp.
   (Expiration date 10/24/2007; strike
   price $4.88) *                                              24              0
                                                                    ------------
TOTAL WARRANTS (Cost $0)                                            $          0
                                                                    ============

CORPORATE BONDS - 0.00%

METAL & METAL PRODUCTS - 0.00%
Mueller Industries, Inc.
   6.00% due 11/01/2014                               $     4,000          3,960
                                                                    ------------
TOTAL CORPORATE BONDS (Cost $3,924)                                 $      3,960
                                                                    ============

SHORT TERM INVESTMENTS - 12.89%
Federal Home Loan Bank Discount Notes
   zero coupon due 07/25/2005                         $ 7,000,000   $  6,985,113
Federal Home Loan Mortgage Discount Notes
   zero coupon due 07/26/2005                           5,000,000      4,988,889
State Street Navigator Securities Lending
   Prime Portfolio (c)                                 38,367,421     38,367,421
United States Treasury Bills
   zero coupon due 08/04/2005 ****                      1,000,000        997,289
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $51,338,712)                                                  $ 51,338,712
                                                                    ============

REPURCHASE AGREEMENTS - 0.02%
Repurchase Agreement with State Street
   Corp. dated 06/30/2005 at 2.70% to
   be repurchased at $84,006 on
   07/01/2005, collateralized by
   $60,000 U.S. Treasury Bonds, 8.125%
   due 08/15/2019 (valued at $86,671,
   including interest) (c)                            $    84,000   $     84,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS (Cost $84,000)                          $     84,000
                                                                    ============
TOTAL INVESTMENTS (TOTAL STOCK MARKET INDEX TRUST)
(COST $408,055,278) - 109.58%                                       $436,649,212
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.58)%                      (38,156,418)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $398,492,794
                                                                    ============

500 INDEX TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
COMMON STOCKS - 99.65%

ADVERTISING - 0.21%
Monster Worldwide, Inc. *                                   13,454   $   385,861

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
COMMON STOCKS (CONTINUED)

ADVERTISING (CONTINUED)
Omnicom Group, Inc.                                         20,410   $ 1,629,942
The Interpublic Group of Companies, Inc. *                  47,067       573,276
                                                                     -----------
                                                                       2,589,079

AEROSPACE - 2.27%
Boeing Company                                              91,969     6,069,954
General Dynamics Corp.                                      22,301     2,442,852
Goodrich Corp.                                              13,416       549,519
Honeywell International, Inc.                               94,941     3,477,689
Lockheed Martin Corp.                                       44,968     2,917,074
Northrop Grumman Corp.                                      39,965     2,208,066
Raytheon Company                                            50,332     1,968,988
Rockwell Collins, Inc.                                      19,829       945,447
Textron, Inc.                                               15,020     1,139,267
United Technologies Corp.                                  113,931     5,850,357
                                                                     -----------
                                                                      27,569,213

AGRICULTURE - 0.28%
Archer-Daniels-Midland Company                              69,424     1,484,285
Monsanto Company                                            29,848     1,876,544
                                                                     -----------
                                                                       3,360,829

AIR TRAVEL - 0.10%
Delta Air Lines, Inc. * (a)                                 15,988        60,115
Southwest Airlines Company                                  82,101     1,143,667
                                                                     -----------
                                                                       1,203,782

ALUMINUM - 0.21%
Alcoa, Inc.                                                 97,068     2,536,387

APPAREL & TEXTILES - 0.50%
Cintas Corp.                                                16,663       643,192
Coach, Inc. *                                               41,973     1,409,034
Jones Apparel Group, Inc.                                   13,425       416,712
Liz Claiborne, Inc.                                         12,081       480,340
NIKE, Inc., Class B                                         25,421     2,201,459
Reebok International, Ltd. (a)                               6,243       261,145
VF Corp.                                                    11,129       636,801
                                                                     -----------
                                                                       6,048,683

AUTO PARTS - 0.27%
AutoZone, Inc. *                                             7,307       675,605
Dana Corp.                                                  16,723       251,012
Delphi Corp.                                                62,460       290,439
Genuine Parts Company                                       19,416       797,804
Johnson Controls, Inc.                                      21,374     1,203,997
Visteon Corp. * (a)                                         14,322        86,362
                                                                     -----------
                                                                       3,305,219

AUTO SERVICES - 0.04%
AutoNation, Inc. *                                          24,851       509,943

AUTOMOBILES - 0.46%
Ford Motor Company (a)                                     204,829     2,097,449
General Motors Corp. (a)                                    62,937     2,139,858
PACCAR, Inc.                                                19,349   $ 1,315,732
                                                                     -----------
                                                                       5,553,039

BANKING - 6.13%
AmSouth Bancorp. (a)                                        39,285     1,021,410
Bank of America Corp.                                      447,596    20,414,854
Bank of New York Company, Inc.                              86,638     2,493,442
BB&T Corp. (a)                                              60,808     2,430,496
Comerica, Inc.                                              18,787     1,085,889
Compass Bancshares, Inc.                                    13,793       620,685
Fifth Third Bancorp (a)                                     58,067     2,392,941
First Horizon National Corp. (a)                            13,816       583,035
Golden West Financial Corp.                                 31,461     2,025,459
Huntington Bancshares, Inc. (a)                             25,854       624,116
KeyCorp                                                     45,373     1,504,115
M&T Bank Corp.                                              10,880     1,144,141
Marshall & Ilsley Corp.                                     23,699     1,053,420
National City Corp.                                         66,137     2,256,594
North Fork Bancorporation, Inc.                             53,156     1,493,152
Northern Trust Corp.                                        22,631     1,031,747
Regions Financial Corp. (a)                                 51,633     1,749,326
Sovereign Bancorp, Inc.                                     40,588       906,736
SunTrust Banks, Inc.                                        37,817     2,731,900
US Bancorp                                                 203,983     5,956,304
Wachovia Corp.                                             175,455     8,702,568
Wells Fargo Company                                        187,798    11,564,601
Zions BanCorp (a)                                            9,982       733,976
                                                                     -----------
                                                                      74,520,907

BIOTECHNOLOGY - 1.10%
Amgen, Inc. *                                              137,730     8,327,156
Applera Corp.-Applied Biosystems Group                      21,964       432,032
Biogen Idec, Inc. *                                         38,357     1,321,398
Chiron Corp. *                                              16,483       575,092
Genzyme Corp. *                                             28,079     1,687,267
MedImmune, Inc. *                                           27,576       736,831
Millipore Corp. *                                            5,559       315,362
                                                                     -----------
                                                                      13,395,138

BROADCASTING - 1.12%
Clear Channel Communications, Inc. (a)                      56,753     1,755,370
News Corp.                                                 322,848     5,223,681
Univision Communications, Inc., Class A * (a)               32,354       891,353
Viacom, Inc., Class B                                      179,446     5,745,861
                                                                     -----------
                                                                      13,616,265

BUILDING MATERIALS & CONSTRUCTION - 0.19%
American Standard Companies, Inc.                           19,886       833,621
Masco Corp.                                                 48,270     1,533,055
                                                                     -----------
                                                                       2,366,676

BUSINESS SERVICES - 1.99%
Affiliated Computer Services, Inc., Class A *               14,075       719,232

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Automatic Data Processing, Inc.                             64,925   $ 2,724,902
Cendant Corp.                                              117,038     2,618,140
Computer Sciences Corp. *                                   20,490       895,413
Convergys Corp. *                                           15,829       225,088
Electronic Arts, Inc. *                                     34,114     1,931,194
Electronic Data Systems Corp.                               57,750     1,111,688
Equifax, Inc.                                               14,448       515,938
First Data Corp.                                            86,662     3,478,613
Fluor Corp.                                                  9,637       554,995
H & R Block, Inc. (a)                                       18,393     1,073,232
Moody's Corp. (a)                                           30,739     1,382,025
NCR Corp. *                                                 20,791       730,180
Paychex, Inc.                                               39,595     1,288,421
Pitney Bowes, Inc.                                          25,602     1,114,967
R.R. Donnelley & Sons Company                               23,740       819,267
Robert Half International, Inc.                             17,749       443,193
SunGuard Data Systems, Inc. *                               32,304     1,136,132
Unisys Corp. *                                              37,712       238,717
VERITAS Software Corp. *                                    47,570     1,160,708
                                                                     -----------
                                                                      24,162,045

CABLE AND TELEVISION - 1.34%
Comcast Corp., Class A *                                   245,466     7,535,806
Time Warner, Inc. *                                        521,512     8,714,466
                                                                     -----------
                                                                      16,250,272

CELLULAR COMMUNICATIONS - 0.74%
Motorola, Inc.                                             272,930     4,983,702
Nextel Communications, Inc., Class A *                     125,254     4,046,957
                                                                     -----------
                                                                       9,030,659

CHEMICALS - 1.41%
Air Products & Chemicals, Inc.                              25,518     1,538,735
Ashland, Inc.                                                7,462       536,294
Dow Chemical Company                                       106,986     4,764,087
E.I. Du Pont De Nemours & Company                          110,864     4,768,261
Eastman Chemical Company                                     8,943       493,206
Engelhard Corp.                                             13,425       383,284
Great Lakes Chemical Corp.                                   5,794       182,337
Hercules, Inc. *                                            12,571       177,880
PPG Industries, Inc.                                        19,106     1,199,093
Praxair, Inc.                                               36,003     1,677,740
Rohm & Haas Company                                         21,478       995,290
Sigma-Aldrich Corp.                                          7,664       429,490
                                                                     -----------
                                                                      17,145,697

COLLEGES & UNIVERSITIES - 0.12%
Apollo Group, Inc., Class A *                               18,194     1,423,135

COMPUTERS & BUSINESS EQUIPMENT - 3.59%
Apple Computer, Inc. *                                      91,703     3,375,587
Dell, Inc. *                                               269,463    10,646,483
EMC Corp. *                                                267,425     3,666,397
Gateway, Inc. * (a)                                         33,056   $   109,085
Hewlett-Packard Company                                    321,244     7,552,446
International Business Machines Corp.                      179,561    13,323,426
Lexmark International, Inc. *                               14,093       913,649
Network Appliance, Inc. *                                   40,751     1,152,031
Sun Microsystems, Inc. *                                   379,086     1,413,991
Xerox Corp. *                                              106,645     1,470,635
                                                                     -----------
                                                                      43,623,730

CONSTRUCTION & MINING EQUIPMENT - 0.10%
National Oilwell, Inc. *                                    19,150       910,391
Rowan Companies, Inc. (a)                                   12,051       358,035
                                                                     -----------
                                                                       1,268,426

CONSTRUCTION MATERIALS - 0.11%
Sherwin-Williams Company                                    13,932       656,058
Vulcan Materials Company                                    11,366       738,676
                                                                     -----------
                                                                       1,394,734

CONTAINERS & GLASS - 0.13%
Ball Corp.                                                  12,261       440,905
Bemis Company, Inc.                                         11,927       316,543
Pactiv Corp. *                                              16,609       358,422
Sealed Air Corp. *                                           9,316       463,844
                                                                     -----------
                                                                       1,579,714

COSMETICS & TOILETRIES - 2.40%
Alberto Culver Company, Class B                              9,512       412,155
Avon Products, Inc.                                         52,535     1,988,450
Colgate-Palmolive Company                                   58,229     2,906,209
International Flavors & Fragrances, Inc.                     9,847       356,658
Kimberly-Clark Corp.                                        53,247     3,332,730
Procter & Gamble Company                                   275,415    14,528,141
The Gillette Company                                       111,033     5,621,601
                                                                     -----------
                                                                      29,145,944

CRUDE PETROLEUM & NATURAL GAS - 2.35%
Amerada Hess Corp.                                           9,556     1,017,810
Apache Corp.                                                36,527     2,359,644
Burlington Resources, Inc.                                  42,904     2,370,017
ChevronTexaco Corp.                                        233,529    13,058,942
Devon Energy Corp.                                          52,726     2,672,154
EOG Resources, Inc.                                         26,628     1,512,470
Occidental Petroleum Corp.                                  44,325     3,409,922
Sunoco, Inc.                                                 7,662       871,016
XTO Energy, Inc. (a)                                        40,172     1,365,446
                                                                     -----------
                                                                      28,637,421

DOMESTIC OIL - 0.33%
Marathon Oil Corp.                                          38,716     2,066,273
Unocal Corp.                                                30,249     1,967,697
                                                                     -----------
                                                                       4,033,970

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE - 0.55%
Wyeth                                                     148,971   $  6,629,209

ELECTRICAL EQUIPMENT - 3.78%
American Power Conversion Corp.                            20,183        476,117
Cooper Industries, Ltd., Class A                           10,334        660,343
Emerson Electric Company                                   46,378      2,904,654
General Electric Company                                1,180,426     40,901,761
Molex, Inc. (a)                                            18,702        487,000
Symbol Technologies, Inc.                                  27,020        266,687
Tektronix, Inc.                                             9,851        229,233
                                                                    ------------
                                                                      45,925,795

ELECTRICAL UTILITIES - 3.02%
Allegheny Energy, Inc. * (a)                               18,090        456,230
Ameren Corp.                                               22,628      1,251,328
American Electric Power Company, Inc.                      42,741      1,575,861
Calpine Corp. * (a)                                        59,881        203,595
CenterPoint Energy, Inc. (a)                               32,332        427,106
Cinergy Corp.                                              22,074        989,357
CMS Energy Corp. * (a)                                     24,350        366,711
Consolidated Edison, Inc. (a)                              27,057      1,267,350
Constellation Energy Group, Inc.                           19,759      1,139,897
Dominion Resources, Inc.                                   37,897      2,781,261
DTE Energy Company                                         19,385        906,636
Duke Energy Corp.                                         103,142      3,066,412
Edison International                                       36,262      1,470,424
Entergy Corp.                                              23,595      1,782,602
Exelon Corp.                                               74,474      3,822,750
FirstEnergy Corp.                                          36,710      1,766,118
FPL Group, Inc.                                            43,624      1,834,825
PG&E Corp. (a)                                             41,190      1,546,273
Pinnacle West Capital Corp. (a)                            10,946        486,550
PPL Corp.                                                  21,119      1,254,046
Public Service Enterprise Group, Inc.                      26,570      1,615,987
TECO Energy, Inc. (a)                                      23,037        435,630
The AES Corp. *                                            72,698      1,190,793
The Southern Company (a)                                   82,842      2,872,132
TXU Corp.                                                  26,676      2,216,509
                                                                    ------------
                                                                      36,726,383

ELECTRONICS - 0.45%
Adobe Systems, Inc.                                        54,425      1,557,643
Agilent Technologies, Inc. *                               48,125      1,107,838
Jabil Circuit, Inc. * (a)                                  20,491        629,688
L-3 Communications Holdings, Inc.                          13,208      1,011,469
Sanmina-SCI Corp. * (a)                                    58,494        319,962
Solectron Corp. *                                         108,205        410,097
Thermo Electron Corp. *                                    17,941        482,075
                                                                    ------------
                                                                       5,518,772

ENERGY - 0.27%
Progress Energy, Inc.                                      27,678      1,252,153
Sempra Energy                                              26,630   $  1,100,085
Xcel Energy, Inc. (a)                                      44,771        873,930
                                                                    ------------
                                                                       3,226,168

FINANCIAL SERVICES - 8.38%
Bear Stearns Companies, Inc. (a)                           12,652      1,315,049
Capital One Financial Corp.                                28,060      2,245,081
Charles Schwab Corp.                                      126,821      1,430,541
CIT Group, Inc.                                            23,426      1,006,615
Citigroup, Inc.                                           578,996     26,766,985
Countrywide Financial Corp.                                65,409      2,525,441
E*TRADE Financial Corp. *                                  41,013        573,772
Federal Home Loan Mortgage Corp.                           76,864      5,013,839
Federal National Mortgage Association                     107,727      6,291,257
Federated Investors, Inc., Class B                         10,558        316,846
Fiserv, Inc. *                                             21,290        914,405
Franklin Resources, Inc.                                   22,055      1,697,794
Janus Capital Group, Inc. (a)                              25,250        379,760
JPMorgan Chase & Company                                  391,627     13,832,266
Lehman Brothers Holdings, Inc.                             30,785      3,056,335
MBNA Corp.                                                141,089      3,690,888
Mellon Financial Corp.                                     47,102      1,351,356
Merrill Lynch & Company, Inc.                             105,216      5,787,932
Morgan Stanley                                            121,939      6,398,139
PNC Financial Services Group                               31,556      1,718,540
Providian Financial Corp. * (a)                            32,748        577,347
SLM Corp.                                                  46,694      2,372,055
State Street Corp. (c)                                     36,838      1,777,433
Synovus Financial Corp. (a)                                34,625        992,699
T. Rowe Price Group, Inc. (a)                              13,768        861,877
The Goldman Sachs Group, Inc.                              49,181      5,017,446
Washington Mutual, Inc.                                    97,636      3,972,809
                                                                    ------------
                                                                     101,884,507

FOOD & BEVERAGES - 3.04%
Campbell Soup Company                                      36,138      1,111,966
Coca-Cola Enterprises, Inc. (a)                            39,270        864,333
ConAgra Foods, Inc.                                        57,641      1,334,965
General Mills, Inc.                                        41,147      1,925,268
H.J. Heinz Company                                         38,961      1,379,999
Hershey Foods Corp.                                        24,200      1,502,820
Kellogg Company                                            38,913      1,729,294
McCormick & Company, Inc.                                  15,049        491,801
Pepsi Bottling Group, Inc.                                 21,812        624,041
PepsiCo, Inc.                                             186,376     10,051,258
Sara Lee Corp.                                             87,622      1,735,792
Starbucks Corp. *                                          43,383      2,241,166
The Coca-Cola Company                                     251,903     10,516,950
William Wrigley Jr. Company                                21,795      1,500,368
                                                                    ------------
                                                                      37,010,021

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

FOREST PRODUCTS - 0.14%
Weyerhaeuser Company                                        27,256   $ 1,734,844

FURNITURE & FIXTURES - 0.05%
Leggett & Platt, Inc.                                       21,106       560,997

GAS & PIPELINE UTILITIES - 0.42%
Dynegy, Inc., Class A * (a)                                 36,948       179,567
El Paso Corp.                                               71,738       826,422
KeySpan Corp. (a)                                           19,248       783,393
Kinder Morgan, Inc.                                         12,078     1,004,890
Nicor, Inc. (a)                                              4,912       202,227
NiSource, Inc.                                              30,256       748,231
Peoples Energy Corp. (a)                                     4,231       183,879
Williams Companies, Inc.                                    63,533     1,207,127
                                                                     -----------
                                                                       5,135,736

HEALTHCARE PRODUCTS - 3.79%
Bausch & Lomb, Inc.                                          5,959       494,597
Baxter International, Inc.                                  69,086     2,563,091
Becton, Dickinson & Company                                 28,105     1,474,669
Biomet, Inc. (a)                                            28,032       971,028
Boston Scientific Corp. *                                   83,456     2,253,312
C.R. Bard, Inc.                                             11,699       778,100
Fisher Scientific International, Inc. *                     13,369       867,648
Guidant Corp.                                               36,172     2,434,376
Johnson & Johnson                                          330,952    21,511,880
Medtronic, Inc.                                            134,618     6,971,866
St. Jude Medical, Inc. *                                    40,324     1,758,530
Stryker Corp.                                               41,727     1,984,536
Zimmer Holdings, Inc. *                                     27,486     2,093,609
                                                                     -----------
                                                                      46,157,242

HEALTHCARE SERVICES - 2.02%
Cardinal Health, Inc.                                       47,665     2,744,551
Express Scripts, Inc. * (a)                                 16,512       825,270
HCA, Inc.                                                   46,646     2,643,429
Humana, Inc. *                                              18,012       715,797
IMS Health, Inc.                                            25,219       624,675
Laboratory Corp. of America Holdings *                      14,982       747,602
McKesson Corp.                                              32,855     1,471,575
Medco Health Solutions, Inc. *                              30,846     1,645,942
Quest Diagnostics, Inc.                                     20,268     1,079,676
UnitedHealth Group, Inc.                                   140,922     7,347,673
Wellpoint, Inc. *                                           68,184     4,748,334
                                                                     -----------
                                                                      24,594,524

HOLDINGS COMPANIES/CONGLOMERATES - 0.11%
Loews Corp.                                                 17,769     1,377,097

HOMEBUILDERS - 0.23%
Centex Corp.                                                14,238     1,006,199
KB Home                                                      9,272       706,805
Pulte Homes, Inc.                                           13,205   $ 1,112,521
                                                                     -----------
                                                                       2,825,525

HOTELS & RESTAURANTS - 1.00%
Darden Restaurants, Inc.                                    16,216       534,804
Harrah's Entertainment, Inc.                                20,215     1,456,895
Hilton Hotels Corp.                                         42,500     1,013,625
Marriott International, Inc., Class A                       22,091     1,507,048
McDonald's Corp.                                           141,069     3,914,665
Starwood Hotels & Resorts Worldwide, Inc.                   24,054     1,408,843
Wendy's International, Inc.                                 12,793       609,586
Yum! Brands, Inc.                                           32,248     1,679,476
                                                                     -----------
                                                                      12,124,942

HOUSEHOLD APPLIANCES - 0.12%
Black & Decker Corp. (a)                                     8,906       800,204
Maytag Corp. (a)                                             8,870       138,904
Whirlpool Corp. (a)                                          7,445       521,969
                                                                     -----------
                                                                       1,461,077

HOUSEHOLD PRODUCTS - 0.26%
Fortune Brands, Inc.                                        16,188     1,437,494
Newell Rubbermaid, Inc. (a)                                 30,641       730,482
The Clorox Company                                          17,157       955,988
                                                                     -----------
                                                                       3,123,964

INDUSTRIAL MACHINERY - 0.88%
Caterpillar, Inc.                                           38,030     3,624,639
Cummins, Inc. (a)                                            4,852       362,008
Deere & Company                                             27,436     1,796,784
Dover Corp.                                                 22,675       824,917
Ingersoll-Rand Company, Class A                             18,761     1,338,597
ITT Industries, Inc.                                        10,272     1,002,855
Pall Corp.                                                  13,845       420,334
Parker-Hannifin Corp.                                       13,377       829,508
W.W. Grainger, Inc.                                          9,286       508,780
                                                                     -----------
                                                                      10,708,422

INSURANCE - 4.78%
ACE, Ltd.                                                   31,994     1,434,931
Aetna, Inc.                                                 32,326     2,677,239
AFLAC, Inc.                                                 55,838     2,416,669
Allstate Corp.                                              74,375     4,443,906
Ambac Financial Group, Inc.                                 12,053       840,817
American International Group, Inc.                         288,810    16,779,861
Aon Corp.                                                   35,373       885,740
Chubb Corp.                                                 21,741     1,861,247
CIGNA Corp.                                                 14,568     1,559,213
Cincinnati Financial Corp. (a)                              18,549       733,799
Hartford Financial Services Group, Inc.                     33,014     2,468,787
Jefferson-Pilot Corp.                                       15,130       762,855
Lincoln National Corp.                                      19,333       907,104
Marsh & McLennan Companies, Inc.                            59,309     1,642,859

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
MBIA, Inc. (a)                                              15,071   $   893,861
MetLife, Inc.                                               81,618     3,667,913
MGIC Investment Corp.                                       10,504       685,071
Principal Financial Group, Inc. (a)                         32,696     1,369,962
Progressive Corp.                                           22,126     2,186,270
Prudential Financial, Inc.                                  58,098     3,814,715
SAFECO Corp.                                                14,188       770,976
St. Paul Travelers Companies, Inc.                          74,990     2,964,355
Torchmark, Inc.                                             11,590       604,998
UnumProvident Corp.                                         33,145       607,216
XL Capital, Ltd., Class A                                   15,595     1,160,580
                                                                     -----------
                                                                      58,140,944

INTERNATIONAL OIL - 1.15%
Anadarko Petroleum Corp.                                    26,234     2,155,123
ConocoPhillips                                             154,961     8,908,708
Kerr-McGee Corp.                                            12,966       989,436
Nabors Industries, Ltd. *                                   16,555     1,003,564
Noble Corp. (a)                                             15,120       930,031
                                                                     -----------
                                                                      13,986,862

INTERNET CONTENT - 0.42%
Yahoo!, Inc. *                                             146,098     5,062,296

INTERNET RETAIL - 0.37%
eBay, Inc. *                                               135,206     4,463,150

INTERNET SOFTWARE - 1.26%
Cisco Systems, Inc. *                                      711,274    13,592,446
Symantec Corp. *                                            79,171     1,721,178
                                                                     -----------
                                                                      15,313,624

LEISURE TIME - 0.86%
Brunswick Corp.                                             10,802       467,943
Carnival Corp.                                              58,651     3,199,412
International Game Technology, Inc. (a)                     38,261     1,077,047
Walt Disney Company                                        227,195     5,720,770
                                                                     -----------
                                                                      10,465,172

LIFE SCIENCES - 0.06%
PerkinElmer, Inc.                                           14,430       272,727
Waters Corp. *                                              13,066       485,663
                                                                     -----------
                                                                         758,390

LIQUOR - 0.42%
Anheuser-Busch Companies, Inc.                              86,409     3,953,212
Brown Forman Corp., Class B                                 10,032       606,534
Molson Coors Brewing Company, Class B (a)                    8,737       541,694
                                                                     -----------
                                                                       5,101,440

MANUFACTURING - 1.59%
3M Company                                                  85,652     6,192,640
Danaher Corp.                                               30,628     1,603,069
Eaton Corp.                                                 16,773     1,004,703
Illinois Tool Works, Inc.                                   30,382     2,420,838
Rockwell Automation, Inc.                                   19,451   $   947,458
Snap-on, Inc. (a)                                            6,431       220,583
Stanley Works                                                8,385       381,853
Tyco International, Ltd.                                   224,772     6,563,342
                                                                     -----------
                                                                      19,334,486

MEDICAL-HOSPITALS - 0.14%
Health Management Associates, Inc., Class A                 27,440       718,379
Manor Care, Inc.                                             9,615       382,004
Tenet Healthcare Corp. * (a)                                52,151       638,328
                                                                     -----------
                                                                       1,738,711

MINING - 0.30%
Freeport-McMoran Copper & Gold, Inc.,
   Class B (a)                                              19,998       748,725
Newmont Mining Corp.                                        49,632     1,937,137
Phelps Dodge Corp.                                          10,783       997,428
                                                                     -----------
                                                                       3,683,290

NEWSPAPERS - 0.06%
Dow Jones & Company, Inc.                                    7,894       279,842
Knight-Ridder, Inc. (a)                                      8,280       507,895
                                                                     -----------
                                                                         787,737

OFFICE FURNISHINGS & SUPPLIES - 0.13%
Avery Dennison Corp. (a)                                    11,311       599,031
Office Depot, Inc. *                                        35,153       802,895
OfficeMax, Inc. (a)                                          7,863       234,081
                                                                     -----------
                                                                       1,636,007

PAPER - 0.39%
Georgia-Pacific Corp.                                       28,953       920,706
International Paper Company                                 54,591     1,649,194
Louisiana-Pacific Corp.                                     12,338       303,268
MeadWestvaco Corp.                                          20,747       581,746
Plum Creek Timber Company, Inc.                             20,473       743,170
Temple-Inland, Inc.                                         13,855       514,713
                                                                     -----------
                                                                       4,712,797

PETROLEUM SERVICES - 4.56%
Baker Hughes, Inc.                                          37,708     1,929,141
BJ Services Company                                         18,021       945,742
Exxon Mobil Corp.                                          708,498    40,717,380
Halliburton Company                                         56,289     2,691,740
Schlumberger, Ltd.                                          65,574     4,979,690
Transocean, Inc. *                                          36,295     1,958,841
Valero Energy Corp.                                         28,574     2,260,489
                                                                     -----------
                                                                      55,483,023

PHARMACEUTICALS - 5.29%
Abbott Laboratories                                        172,588     8,458,538
Allergan, Inc.                                              14,517     1,237,429
AmerisourceBergen Corp. (a)                                 11,731       811,199
Bristol-Myers Squibb Company                               217,506     5,433,300
Caremark Rx, Inc. *                                         50,488     2,247,726

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Eli Lilly & Company                                        126,112   $ 7,025,700
Forest Laboratories, Inc. * (a)                             37,893     1,472,143
Gilead Sciences, Inc. *                                     50,286     2,212,081
Hospira, Inc. *                                             17,594       686,166
King Pharmaceuticals, Inc. *                                26,904       280,340
Merck & Company, Inc.                                      245,206     7,552,345
Mylan Laboratories, Inc. (a)                                29,977       576,757
Pfizer, Inc.                                               827,544    22,823,663
Schering-Plough Corp.                                      164,175     3,129,175
Watson Pharmaceuticals, Inc. *                              12,262       362,465
                                                                     -----------
                                                                      64,309,027

PHOTOGRAPHY - 0.07%
Eastman Kodak Company (a)                                   31,955       857,992

PUBLISHING - 0.47%
Gannett Company, Inc.                                       27,644     1,966,318
McGraw-Hill Companies, Inc.                                 41,693     1,844,915
Meredith Corp.                                               5,003       245,447
The New York Times Company, Class A (a)                     16,198       504,568
Tribune Company                                             33,170     1,166,920
                                                                     -----------
                                                                       5,728,168

RAILROADS & EQUIPMENT - 0.52%
Burlington Northern Santa Fe Corp.                          41,909     1,973,076
CSX Corp.                                                   24,103     1,028,234
Norfolk Southern Corp.                                      44,995     1,393,045
Union Pacific Corp.                                         29,270     1,896,696
                                                                     -----------
                                                                       6,291,051

REAL ESTATE - 0.54%
Apartment Investment & Management
Company, Class A, REIT                                      10,605       433,957
Archstone-Smith Trust, REIT                                 22,131       854,699
Equity Office Properties Trust, REIT                        45,360     1,501,416
Equity Residential, REIT                                    31,900     1,174,558
ProLogis, REIT                                              20,776       836,026
Simon Property Group, Inc., REIT                            24,449     1,772,308
                                                                     -----------
                                                                       6,572,964

RETAIL GROCERY - 0.54%
Albertsons, Inc. (a)                                        40,995       847,777
Safeway, Inc. (a)                                           49,884     1,126,879
SUPERVALU, Inc.                                             15,146       493,911
Sysco Corp. (a)                                             70,457     2,549,839
The Kroger Company *                                        81,111     1,543,542
                                                                     -----------
                                                                       6,561,948

RETAIL TRADE - 5.66%
Bed Bath & Beyond, Inc. *                                   32,881     1,373,768
Best Buy Company, Inc.                                      33,228     2,277,779
Big Lots, Inc. * (a)                                        12,653       167,526
Circuit City Stores, Inc.                                   21,289       368,087
Costco Wholesale Corp.                                      53,163     2,382,766
CVS Corp.                                                   90,158   $ 2,620,893
Dillard's, Inc., Class A (a)                                 7,969       186,634
Dollar General Corp. (a)                                    33,583       683,750
Family Dollar Stores, Inc.                                  18,559       484,390
Federated Department Stores, Inc.                           18,968     1,389,975
Gap, Inc.                                                   84,339     1,665,695
Home Depot, Inc.                                           238,885     9,292,627
J.C. Penney Company, Inc.                                   29,304     1,540,804
Kohl's Corp. *                                              36,309     2,030,036
Limited Brands                                              42,315       906,387
Lowe's Companies, Inc.                                      85,975     5,005,465
May Department Stores Company                               33,328     1,338,452
Nordstrom, Inc.                                             13,679       929,762
RadioShack Corp. (a)                                        17,325       401,420
Sears Holdings Corp. *                                      11,380     1,705,521
Staples, Inc.                                               81,985     1,747,920
Target Corp.                                                98,318     5,349,482
The TJX Companies, Inc.                                     52,358     1,274,917
Tiffany & Company                                           15,992       523,898
Walgreen Company                                           113,791     5,233,248
Wal-Mart Stores, Inc.                                      372,363    17,947,897
                                                                     -----------
                                                                      68,829,099

SANITARY SERVICES - 0.23%
Allied Waste Industries, Inc. * (a)                         30,145       239,050
Ecolab, Inc.                                                24,445       791,040
Waste Management, Inc.                                      63,223     1,791,740
                                                                     -----------
                                                                       2,821,830

SEMICONDUCTORS - 3.25%
Advanced Micro Devices, Inc. * (a)                          43,957       762,214
Altera Corp. * (a)                                          41,357       819,696
Analog Devices, Inc.                                        41,181     1,536,463
Applied Materials, Inc.                                    182,970     2,960,455
Applied Micro Circuits Corp. *                              34,115        87,334
Broadcom Corp., Class A *                                   32,572     1,156,632
Freescale Semiconductor-B, Inc. *                           44,720       947,170
Intel Corp.                                                687,047    17,904,445
KLA-Tencor Corp.                                            21,912       957,554
Linear Technology Corp.                                     34,057     1,249,551
LSI Logic Corp. * (a)                                       43,161       366,437
Maxim Integrated Products, Inc.                             36,502     1,394,741
Micron Technology, Inc. *                                   68,434       698,711
National Semiconductor Corp.                                38,852       855,910
Novellus Systems, Inc. *                                    15,371       379,817
NVIDIA Corp. * (a)                                          18,805       502,470
PMC-Sierra, Inc. * (a)                                      20,076       187,309
QLogic Corp. *                                              10,116       312,281
Teradyne, Inc. *                                            21,792       260,850
Texas Instruments, Inc.                                    184,997     5,192,866

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------   --------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Xilinx, Inc.                                             39,046   $      995,673
                                                                  --------------
                                                                      39,528,579

SOFTWARE - 3.31%
Autodesk, Inc. *                                         25,443          874,476
BMC Software, Inc. *                                     24,656          442,575
Citrix Systems, Inc. *                                   18,839          408,053
Computer Associates International, Inc.                  59,236        1,627,805
Compuware Corp. * (a)                                    43,236          310,867
Intuit, Inc. *                                           20,637          930,935
Mercury Interactive Corp. * (a)                           9,639          369,752
Microsoft Corp.                                       1,118,335       27,779,441
Novell, Inc. * (a)                                       42,393          262,837
Oracle Corp. *                                          492,117        6,495,944
Parametric Technology Corp. *                            30,234          192,893
Siebel Systems, Inc. (a)                                 57,505          511,795
                                                                  --------------
                                                                      40,207,373

STEEL - 0.12%
Allegheny Technologies, Inc. (a)                          9,991          220,401
Nucor Corp. (a)                                          17,830          813,405
United States Steel Corp. (a)                            12,709          436,808
                                                                  --------------
                                                                       1,470,614

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.83%
ADC Telecommunications, Inc. * (a)                       12,911          281,072
Andrew Corp. *                                           18,080          230,701
Avaya, Inc. *                                            53,094          441,742
Ciena Corp. * (a)                                        64,167          134,109
Citizens Communications Company                          37,908          509,484
Comverse Technology, Inc. *                              22,291          527,182
Corning, Inc. *                                         161,300        2,680,806
JDS Uniphase Corp. * (a)                                161,176          244,988
Lucent Technologies, Inc. * (a)                         493,071        1,434,837
QUALCOMM, Inc.                                          181,817        6,001,779
SBC Communications, Inc.                                367,633        8,731,284
Scientific-Atlanta, Inc. (a)                             16,961          564,292
Tellabs, Inc. *                                          49,893          434,069
                                                                  --------------
                                                                      22,216,345

TELEPHONE - 2.08%
ALLTEL Corp.                                             36,402        2,267,117
AT&T Corp.                                               89,172        1,697,835
BellSouth Corp.                                         203,790        5,414,700
CenturyTel, Inc.                                         14,612          506,013
Qwest Communications International, Inc. * (a)          186,108          690,461
Sprint Corp.                                            164,693        4,132,147
Verizon Communications, Inc.                            307,982       10,640,778
                                                                  --------------
                                                                      25,349,051

TIRES & RUBBER - 0.03%
Cooper Tire & Rubber Company (a)                          7,119          132,200
Goodyear Tire & Rubber Company * (a)                     19,582   $      291,772
                                                                  --------------
                                                                         423,972

TOBACCO - 1.38%
Altria Group, Inc.                                      230,494       14,903,742
Reynolds American, Inc. (a)                              12,959        1,021,169
UST, Inc.                                                18,399          840,099
                                                                  --------------
                                                                      16,765,010

TOYS, AMUSEMENTS & SPORTING GOODS - 0.15%
Hasbro, Inc.                                             18,655          387,838
Mattel, Inc.                                             45,814          838,396
Toys R Us, Inc. *                                        24,653          652,811
                                                                  --------------
                                                                       1,879,045

TRANSPORTATION - 0.13%
Harley-Davidson, Inc. (a)                                31,683        1,571,477

TRAVEL SERVICES - 0.59%
American Express Company                                130,347        6,938,371
Sabre Holdings Corp.                                     14,593          291,130
                                                                  --------------
                                                                       7,229,501

TRUCKING & FREIGHT - 0.97%
Fedex Corp.                                              33,620        2,723,556
Navistar International Corp. *                            7,330          234,560
Ryder Systems, Inc.                                       7,160          262,056
United Parcel Service, Inc., Class B                    123,978        8,574,319
                                                                  --------------
                                                                      11,794,491
                                                                  --------------
TOTAL COMMON STOCKS (Cost $1,205,476,424)                         $1,212,071,598
                                                                  ==============
SHORT TERM INVESTMENTS - 5.28%
Rabobank USA Financial Corp.
   3.36% due 07/01/2005                             $ 3,100,000   $    3,100,000

State Street Navigator Securities Lending
   Prime Portfolio (c)                               59,111,622       59,111,622
United States Treasury Bills
   zero coupon due 08/04/2005 ****                    2,000,000        1,994,524
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $64,206,201)                                                $   64,206,146
                                                                  ==============
REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State Street
   Corp. dated 06/30/2005 at 2.70% to
   be repurchased at $84,006 on
   07/01/2005, collateralized by
   $60,000 U.S. Treasury Bonds, 8.125%
   due 08/15/2019 (valued at $86,671,
   including interest) (c)                          $    84,000   $       84,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $84,000)                                                    $       84,000
                                                                  ==============
TOTAL INVESTMENTS (500 INDEX TRUST)
(COST $1,269,766,625) - 104.94%                                   $1,276,361,744
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.94)%                      (60,050,948)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,216,310,796
                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS - 98.06%

ADVERTISING - 0.21%
Monster Worldwide, Inc. *                                   11,995   $   344,017
Omnicom Group, Inc.                                         18,196     1,453,132
The Interpublic Group of Companies, Inc. *                  41,963       511,109
                                                                     -----------
                                                                       2,308,258

AEROSPACE - 2.23%
Boeing Company                                              81,995     5,411,670
General Dynamics Corp.                                      19,883     2,177,984
Goodrich Corp.                                              11,961       489,923
Honeywell International, Inc.                               84,645     3,100,546
Lockheed Martin Corp.                                       40,091     2,600,703
Northrop Grumman Corp.                                      35,631     1,968,613
Raytheon Company                                            44,873     1,755,432
Rockwell Collins, Inc.                                      17,679       842,935
Textron, Inc.                                               13,391     1,015,707
United Technologies Corp.                                  101,575     5,215,876
                                                                     -----------
                                                                      24,579,389

AGRICULTURE - 0.27%
Archer-Daniels-Midland Company                              61,894     1,323,294
Monsanto Company                                            26,611     1,673,033
                                                                     -----------
                                                                       2,996,327

AIR TRAVEL - 0.10%
Delta Air Lines, Inc. *                                     14,254        53,595
Southwest Airlines Company                                  73,197     1,019,634
                                                                     -----------
                                                                       1,073,229
ALUMINUM - 0.21%
Alcoa, Inc.                                                 86,541     2,261,316

APPAREL & TEXTILES - 0.49%
Cintas Corp.                                                14,856       573,441
Coach, Inc. *                                               37,421     1,256,223
Jones Apparel Group, Inc.                                   11,969       371,518
Liz Claiborne, Inc.                                         10,771       428,255
NIKE, Inc., Class B                                         22,664     1,962,702
Reebok International, Ltd.                                   5,566       232,826
VF Corp.                                                     9,922       567,737
                                                                     -----------
                                                                       5,392,702

AUTO PARTS - 0.27%
AutoZone, Inc. *                                             6,514       602,284
Dana Corp.                                                  14,910       223,799
Delphi Corp.                                                55,686       258,940
Genuine Parts Company                                       17,310       711,268
Johnson Controls, Inc.                                      19,056     1,073,425
Visteon Corp. *                                             12,768        76,991
                                                                     -----------
                                                                       2,946,707

AUTO SERVICES - 0.04%
AutoNation, Inc. *                                          22,156       454,641

AUTOMOBILES - 0.45%
Ford Motor Company                                         182,615     1,869,978
General Motors Corp.                                        56,111   $ 1,907,774
PACCAR, Inc.                                                17,250     1,173,000
                                                                     -----------
                                                                       4,950,752

BANKING - 6.03%
AmSouth Bancorp                                             35,024       910,624
Bank of America Corp.                                      399,053    18,200,807
Bank of New York Company, Inc.                              77,242     2,223,025
BB&T Corp.                                                  54,214     2,166,933
Comerica, Inc.                                              16,750       968,150
Compass Bancshares, Inc.                                    12,298       553,410
Fifth Third Bancorp                                         51,770     2,133,442
First Horizon National Corp.                                12,317       519,777
Golden West Financial Corp.                                 28,049     1,805,795
Huntington Bancshares, Inc.                                 23,050       556,427
KeyCorp                                                     40,452     1,340,984
M&T Bank Corp.                                               9,700     1,020,052
Marshall & Ilsley Corp.                                     21,129       939,184
National City Corp.                                         58,964     2,011,852
North Fork Bancorporation, Inc.                             47,391     1,331,213
Northern Trust Corp.                                        20,176       919,824
Regions Financial Corp.                                     46,033     1,559,598
Sovereign Bancorp, Inc.                                     36,186       808,395
SunTrust Banks, Inc.                                        33,716     2,435,644
US Bancorp                                                 181,861     5,310,341
Wachovia Corp.                                             156,426     7,758,730
Wells Fargo Company                                        167,431    10,310,401
Zions BanCorp                                                8,900       654,417
                                                                     -----------
                                                                      66,439,025

BIOTECHNOLOGY - 1.08%
Amgen, Inc. *                                              122,793     7,424,065
Applera Corp.-Applied Biosystems Group                      19,582       385,178
Biogen Idec, Inc. *                                         34,197     1,178,087
Chiron Corp. *                                              14,695       512,708
Genzyme Corp. *                                             25,033     1,504,233
MedImmune, Inc. *                                           24,585       656,911
Millipore Corp. *                                            4,956       281,154
                                                                     -----------
                                                                      11,942,336

BROADCASTING - 1.10%
Clear Channel Communications, Inc.                          50,598     1,564,996
News Corp.                                                 287,835     4,657,170
Univision Communications, Inc., Class A *                   28,845       794,680
Viacom, Inc., Class B                                      159,985     5,122,720
                                                                     -----------
                                                                      12,139,566

BUILDING MATERIALS & CONSTRUCTION - 0.19%
American Standard Companies, Inc.                           17,730       743,241
Masco Corp.                                                 43,035     1,366,792
                                                                     -----------
                                                                       2,110,033

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES - 1.95%
Affiliated Computer Services, Inc., Class A *               12,548   $   641,203
Automatic Data Processing, Inc.                             57,884     2,429,391
Cendant Corp.                                              104,345     2,334,198
Computer Sciences Corp. *                                   18,268       798,312
Convergys Corp. *                                           14,113       200,687
Electronic Arts, Inc. *                                     30,415     1,721,793
Electronic Data Systems Corp.                               51,487       991,125
Equifax, Inc.                                               12,881       459,981
First Data Corp.                                            77,263     3,101,337
Fluor Corp.                                                  8,592       494,813
H & R Block, Inc.                                           16,398       956,823
Moody's Corp.                                               27,405     1,232,129
NCR Corp. *                                                 18,536       650,984
Paychex, Inc.                                               35,301     1,148,695
Pitney Bowes, Inc.                                          22,825       994,029
R.R. Donnelley & Sons Company                               21,165       730,404
Robert Half International, Inc.                             15,824       395,125
SunGuard Data Systems, Inc. *                               28,800     1,012,896
Unisys Corp. *                                              33,622       212,827
VERITAS Software Corp. *                                    42,411     1,034,828
                                                                     -----------
                                                                      21,541,580

CABLE AND TELEVISION - 1.31%
Comcast Corp., Class A *                                   218,845     6,718,541
Time Warner, Inc. *                                        464,953     7,769,365
                                                                     -----------
                                                                      14,487,906

CELLULAR COMMUNICATIONS - 0.73%
Motorola, Inc.                                             243,330     4,443,206
Nextel Communications, Inc., Class A *                     111,670     3,608,058
                                                                     -----------
                                                                       8,051,264

CHEMICALS - 1.39%
Air Products & Chemicals, Inc.                              22,751     1,371,885
Ashland, Inc.                                                6,652       478,079
Dow Chemical Company                                        95,384     4,247,450
E.I. Du Pont De Nemours & Company                           98,840     4,251,109
Eastman Chemical Company                                     7,973       439,711
Engelhard Corp.                                             11,969       341,715
Great Lakes Chemical Corp.                                   5,166       162,574
Hercules, Inc. *                                            11,208       158,593
PPG Industries, Inc.                                        17,034     1,069,054
Praxair, Inc.                                               32,099     1,495,813
Rohm & Haas Company                                         19,149       887,365
Sigma-Aldrich Corp.                                          6,833       382,921
                                                                     -----------
                                                                      15,286,269

COLLEGES & UNIVERSITIES - 0.12%
Apollo Group, Inc., Class A *                               16,221     1,268,807

COMPUTERS & BUSINESS EQUIPMENT - 3.53%
Apple Computer, Inc. *                                      81,757     3,009,475
Dell, Inc. *                                               240,240     9,491,882
EMC Corp. *                                                238,423   $ 3,268,779
Gateway, Inc. *                                             29,471        97,254
Hewlett-Packard Company                                    286,405     6,733,382
International Business Machines Corp.                      160,087    11,878,455
Lexmark International, Inc. *                               12,565       814,589
Network Appliance, Inc. *                                   36,332     1,027,106
Sun Microsystems, Inc. *                                   337,973     1,260,639
Xerox Corp. *                                               95,079     1,311,140
                                                                     -----------
                                                                      38,892,701

CONSTRUCTION & MINING EQUIPMENT - 0.10%
National Oilwell, Inc. *                                    17,073       811,651
Rowan Companies, Inc.                                       10,744       319,204
                                                                     -----------
                                                                       1,130,855

CONSTRUCTION MATERIALS - 0.11%
Sherwin-Williams Company                                    12,421       584,905
Vulcan Materials Company                                    10,133       658,544
                                                                     -----------
                                                                       1,243,449

CONTAINERS & GLASS - 0.13%
Ball Corp.                                                  10,931       393,079
Bemis Company, Inc.                                         10,633       282,200
Pactiv Corp. *                                              14,808       319,556
Sealed Air Corp. *                                           8,306       413,556
                                                                     -----------
                                                                       1,408,391

COSMETICS & TOILETRIES - 2.36%
Alberto Culver Company, Class B                              8,480       367,438
Avon Products, Inc.                                         46,837     1,772,780
Colgate-Palmolive Company                                   51,914     2,591,028
International Flavors & Fragrances, Inc.                     8,779       317,975
Kimberly-Clark Corp.                                        47,472     2,971,273
Procter & Gamble Company                                   245,546    12,952,552
The Gillette Company                                        98,992     5,011,965
                                                                     -----------
                                                                      25,985,011

CRUDE PETROLEUM & NATURAL GAS - 2.32%
Amerada Hess Corp.                                           8,519       907,359
Apache Corp.                                                32,566     2,103,763
Burlington Resources, Inc.                                  38,251     2,112,985
ChevronTexaco Corp.                                        208,203    11,642,712
Devon Energy Corp.                                          47,008     2,382,365
EOG Resources, Inc.                                         23,740     1,348,432
Occidental Petroleum Corp.                                  39,518     3,040,120
Sunoco, Inc.                                                 6,831       776,548
XTO Energy, Inc.                                            35,815     1,217,352
                                                                     -----------
                                                                      25,531,636

DOMESTIC OIL - 0.33%
Marathon Oil Corp.                                          34,518     1,842,226
Unocal Corp.                                                26,968     1,754,268
                                                                     -----------
                                                                       3,596,494

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE - 0.54%
Wyeth                                                      132,815   $ 5,910,268

ELECTRICAL EQUIPMENT - 3.72%
American Power Conversion Corp.                             17,994       424,479
Cooper Industries, Ltd., Class A                             9,213       588,711
Emerson Electric Company                                    41,348     2,589,625
General Electric Company                                 1,052,406    36,465,868
Molex, Inc.                                                 16,674       434,191
Symbol Technologies, Inc.                                   24,090       237,768
Tektronix, Inc.                                              8,782       204,357
                                                                     -----------
                                                                      40,944,999

ELECTRICAL UTILITIES - 2.97%
Allegheny Energy, Inc. *                                    16,128       406,748
Ameren Corp.                                                20,174     1,115,622
American Electric Power Company, Inc.                       38,106     1,404,968
Calpine Corp. *                                             53,386       181,512
CenterPoint Energy, Inc.                                    28,826       380,791
Cinergy Corp.                                               19,680       882,058
CMS Energy Corp. *                                          21,709       326,938
Consolidated Edison, Inc.                                   24,123     1,129,921
Constellation Energy Group, Inc.                            17,616     1,016,267
Dominion Resources, Inc.                                    33,787     2,479,628
DTE Energy Company                                          17,283       808,326
Duke Energy Corp.                                           91,956     2,733,852
Edison International                                        32,330     1,310,982
Entergy Corp.                                               21,036     1,589,270
Exelon Corp.                                                66,397     3,408,158
FirstEnergy Corp.                                           32,729     1,574,592
FPL Group, Inc.                                             38,893     1,635,840
PG&E Corp.                                                  36,723     1,378,581
Pinnacle West Capital Corp.                                  9,759       433,788
PPL Corp.                                                   18,829     1,118,066
Public Service Enterprise Group, Inc.                       23,688     1,440,704
TECO Energy, Inc.                                           20,538       388,374
The AES Corp. *                                             64,813     1,061,637
The Southern Company                                        73,857     2,560,622
TXU Corp.                                                   23,783     1,976,129
                                                                     -----------
                                                                      32,743,374

ELECTRONICS - 0.45%
Adobe Systems, Inc.                                         48,522     1,388,700
Agilent Technologies, Inc. *                                42,906       987,696
Jabil Circuit, Inc. *                                       18,269       561,406
L-3 Communications Holdings, Inc.                           11,776       901,806
Sanmina-SCI Corp. *                                         52,150       285,261
Solectron Corp. *                                           96,470       365,621
Thermo Electron Corp. *                                     15,995       429,786
                                                                     -----------
                                                                       4,920,276

ENERGY - 0.26%
Progress Energy, Inc.                                       24,676     1,116,342
Sempra Energy                                               23,742   $   980,782
Xcel Energy, Inc.                                           39,915       779,141
                                                                     -----------
                                                                       2,876,265

FINANCIAL SERVICES - 8.24%
Bear Stearns Companies, Inc.                                11,280     1,172,443
Capital One Financial Corp.                                 25,017     2,001,610
Charles Schwab Corp.                                       113,067     1,275,396
CIT Group, Inc.                                             20,886       897,471
Citigroup, Inc.                                            516,203    23,864,065
Countrywide Financial Corp.                                 58,315     2,251,542
E*TRADE Financial Corp. *                                   36,565       511,544
Federal Home Loan Mortgage Corp.                            68,528     4,470,081
Federal National Mortgage Association                       96,043     5,608,911
Federated Investors, Inc., Class B                           9,413       282,484
Fiserv, Inc. *                                              18,981       815,234
Franklin Resources, Inc.                                    19,663     1,513,658
Janus Capital Group, Inc.                                   22,512       338,581
JPMorgan Chase & Company                                   349,155    12,332,155
Lehman Brothers Holdings, Inc.                              27,446     2,724,839
MBNA Corp.                                                 125,788     3,290,614
Mellon Financial Corp.                                      41,994     1,204,808
Merrill Lynch & Company, Inc.                               93,805     5,160,213
Morgan Stanley                                             108,714     5,704,224
PNC Financial Services Group                                28,133     1,532,123
Providian Financial Corp. *                                 29,197       514,743
SLM Corp.                                                   41,630     2,114,804
State Street Corp. (c)                                      32,842     1,584,627
Synovus Financial Corp.                                     30,870       885,043
T. Rowe Price Group, Inc.                                   12,275       768,415
The Goldman Sachs Group, Inc.                               43,847     4,473,271
Washington Mutual, Inc.                                     87,047     3,541,942
                                                                     -----------
                                                                      90,834,841

FOOD & BEVERAGES - 2.99%
Campbell Soup Company                                       32,219       991,379
Coca-Cola Enterprises, Inc.                                 35,011       770,592
ConAgra Foods, Inc.                                         51,390     1,190,192
General Mills, Inc.                                         36,684     1,716,444
H.J. Heinz Company                                          34,736     1,230,349
Hershey Foods Corp.                                         21,576     1,339,870
Kellogg Company                                             34,693     1,541,757
McCormick & Company, Inc.                                   13,417       438,468
Pepsi Bottling Group, Inc.                                  19,446       556,350
PepsiCo, Inc.                                              166,163     8,961,171
Sara Lee Corp.                                              78,122     1,547,597
Starbucks Corp. *                                           38,678     1,998,105
The Coca-Cola Company                                      224,584     9,376,382
William Wrigley Jr. Company                                 19,431     1,337,630
                                                                     -----------
                                                                      32,996,286

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

FOREST PRODUCTS - 0.14%
Weyerhaeuser Company                                        24,300   $ 1,546,695

FURNITURE & FIXTURES - 0.05%
Leggett & Platt, Inc.                                       18,817       500,156

GAS & PIPELINE UTILITIES - 0.42%
Dynegy, Inc., Class A *                                     32,941       160,093
El Paso Corp.                                               63,958       736,796
KeySpan Corp.                                               17,161       698,453
Kinder Morgan, Inc.                                         10,768       895,897
Nicor, Inc.                                                  4,380       180,325
NiSource, Inc.                                              26,975       667,092
Peoples Energy Corp.                                         3,772       163,931
Williams Companies, Inc.                                    56,642     1,076,198
                                                                     -----------
                                                                       4,578,785

HEALTHCARE PRODUCTS - 3.73%
Bausch & Lomb, Inc.                                          5,313       440,979
Baxter International, Inc.                                  61,594     2,285,137
Becton, Dickinson & Company                                 25,057     1,314,741
Biomet, Inc.                                                24,992       865,723
Boston Scientific Corp. *                                   74,405     2,008,935
C.R. Bard, Inc.                                             10,430       693,699
Fisher Scientific International, Inc. *                     11,919       773,543
Guidant Corp.                                               32,249     2,170,358
Johnson & Johnson                                          295,060    19,178,900
Medtronic, Inc.                                            120,019     6,215,784
St. Jude Medical, Inc. *                                    35,951     1,567,823
Stryker Corp.                                               37,202     1,769,327
Zimmer Holdings, Inc. *                                     24,505     1,866,546
                                                                     -----------
                                                                      41,151,495

HEALTHCARE SERVICES - 1.99%
Cardinal Health, Inc.                                       42,495     2,446,862
Express Scripts, Inc. *                                     14,722       735,806
HCA, Inc.                                                   41,587     2,356,735
Humana, Inc. *                                              16,059       638,185
IMS Health, Inc.                                            22,484       556,929
Laboratory Corp. of America Holdings *                      13,358       666,564
McKesson Corp.                                              29,292     1,311,989
Medco Health Solutions, Inc. *                              27,501     1,467,453
Quest Diagnostics, Inc.                                     18,070       962,589
UnitedHealth Group, Inc.                                   125,639     6,550,817
Wellpoint, Inc. *                                           60,789     4,233,346
                                                                     -----------
                                                                      21,927,275

HOLDINGS COMPANIES/CONGLOMERATES - 0.11%
Loews Corp.                                                 15,842     1,227,755

HOMEBUILDERS - 0.23%
Centex Corp.                                                12,694       897,085
KB Home                                                      8,266       630,117
Pulte Homes, Inc.                                           11,773   $   991,875
                                                                     -----------
                                                                       2,519,077

HOTELS & RESTAURANTS - 0.98%
Darden Restaurants, Inc.                                    14,457       476,792
Harrah's Entertainment, Inc.                                18,023     1,298,918
Hilton Hotels Corp.                                         37,891       903,700
Marriott International, Inc., Class A                       19,695     1,343,593
McDonald's Corp.                                           125,770     3,490,117
Starwood Hotels & Resorts Worldwide, Inc.                   21,445     1,256,034
Wendy's International, Inc.                                 11,405       543,448
Yum! Brands, Inc.                                           28,751     1,497,352
                                                                     -----------
                                                                      10,809,954

HOUSEHOLD APPLIANCES - 0.12%
Black & Decker Corp.                                         7,940       713,409
Maytag Corp.                                                 7,908       123,839
Whirlpool Corp.                                              6,638       465,390
                                                                     -----------
                                                                       1,302,638

HOUSEHOLD PRODUCTS - 0.25%
Fortune Brands, Inc.                                        14,432     1,281,562
Newell Rubbermaid, Inc.                                     27,318       651,261
The Clorox Company                                          15,296       852,293
                                                                     -----------
                                                                       2,785,116

INDUSTRIAL MACHINERY - 0.87%
Caterpillar, Inc.                                           33,906     3,231,581
Cummins, Inc.                                                4,325       322,688
Deere & Company                                             24,460     1,601,885
Dover Corp.                                                 20,216       735,458
Ingersoll-Rand Company, Class A                             16,726     1,193,400
ITT Industries, Inc.                                         9,158       894,096
Pall Corp.                                                  12,343       374,734
Parker-Hannifin Corp.                                       11,926       739,531
W.W. Grainger, Inc.                                          8,279       453,606
                                                                     -----------
                                                                       9,546,979

INSURANCE - 4.70%
ACE, Ltd.                                                   28,524     1,279,301
Aetna, Inc.                                                 28,820     2,386,872
AFLAC, Inc.                                                 49,782     2,154,565
Allstate Corp.                                              66,309     3,961,963
Ambac Financial Group, Inc.                                 10,746       749,641
American International Group, Inc.                         257,488    14,960,053
Aon Corp.                                                   31,536       789,661
Chubb Corp.                                                 19,383     1,659,379
CIGNA Corp.                                                 12,988     1,390,106
Cincinnati Financial Corp.                                  16,538       654,243
Hartford Financial Services Group, Inc.                     29,434     2,201,075
Jefferson-Pilot Corp.                                       13,489       680,115
Lincoln National Corp.                                      17,236       808,713
Marsh & McLennan Companies, Inc.                            52,877     1,464,693

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
MBIA, Inc.                                                  13,436   $   796,889
MetLife, Inc.                                               72,766     3,270,104
MGIC Investment Corp.                                        9,365       610,785
Principal Financial Group, Inc.                             29,150     1,221,385
Progressive Corp.                                           19,726     1,949,126
Prudential Financial, Inc.                                  51,797     3,400,991
SAFECO Corp.                                                12,649       687,347
St. Paul Travelers Companies, Inc.                          66,858     2,642,897
Torchmark, Inc.                                             10,333       539,383
UnumProvident Corp.                                         29,550       541,356
XL Capital, Ltd., Class A                                   13,903     1,034,661
                                                                     -----------
                                                                      51,835,304

INTERNATIONAL OIL - 1.13%
Anadarko Petroleum Corp.                                    23,389     1,921,406
ConocoPhillips                                             138,155     7,942,531
Kerr-McGee Corp.                                            11,560       882,144
Nabors Industries, Ltd. *                                   14,760       894,751
Noble Corp.                                                 13,480       829,155
                                                                     -----------
                                                                      12,469,987

INTERNET CONTENT - 0.41%
Yahoo!, Inc. *                                             130,254     4,513,301

INTERNET RETAIL - 0.36%
eBay, Inc. *                                               120,543     3,979,124

INTERNET SOFTWARE - 1.24%
Cisco Systems, Inc. *                                      634,135    12,118,320
Symantec Corp. *                                            70,585     1,534,518
                                                                     -----------
                                                                      13,652,838

LEISURE TIME - 0.85%
Brunswick Corp.                                              9,631       417,215
Carnival Corp.                                              52,290     2,852,419
International Game Technology, Inc.                         34,112       960,253
Walt Disney Company                                        202,555     5,100,335
                                                                     -----------
                                                                       9,330,222

LIFE SCIENCES - 0.06%
PerkinElmer, Inc.                                           12,865       243,149
Waters Corp. *                                              11,649       432,993
                                                                     -----------
                                                                         676,142

LIQUOR - 0.41%
Anheuser-Busch Companies, Inc.                              77,038     3,524,489
Brown Forman Corp., Class B                                  8,944       540,754
Molson Coors Brewing Company, Class B                        7,789       482,918
                                                                     -----------
                                                                       4,548,161

MANUFACTURING - 1.56%
3M Company                                                  76,363     5,521,045
Danaher Corp.                                               27,306     1,429,196
Eaton Corp.                                                 14,954       895,745
Illinois Tool Works, Inc.                                   27,087     2,158,292
Rockwell Automation, Inc.                                   17,342   $   844,729
Snap-on, Inc.                                                5,734       196,676
Stanley Works                                                7,476       340,457
Tyco International, Ltd.                                   200,396     5,851,563
                                                                     -----------
                                                                      17,237,703

MEDICAL-HOSPITALS - 0.14%
Health Management Associates, Inc., Class A                 24,464       640,467
Manor Care, Inc.                                             8,572       340,566
Tenet Healthcare Corp. *                                    46,495       569,099
                                                                     -----------
                                                                       1,550,132

MINING - 0.30%
Freeport-McMoran Copper & Gold, Inc., Class B               17,829       667,518
Newmont Mining Corp.                                        44,249     1,727,038
Phelps Dodge Corp.                                           9,613       889,203
                                                                     -----------
                                                                       3,283,759

NEWSPAPERS - 0.06%
Dow Jones & Company, Inc.                                    7,038       249,497
Knight-Ridder, Inc.                                          7,382       452,812
                                                                     -----------
                                                                         702,309

OFFICE FURNISHINGS & SUPPLIES - 0.13%
Avery Dennison Corp.                                        10,084       534,049
Office Depot, Inc. *                                        31,341       715,828
OfficeMax, Inc.                                              7,010       208,688
                                                                     -----------
                                                                       1,458,565

PAPER - 0.38%
Georgia-Pacific Corp.                                       25,813       820,853
International Paper Company                                 48,670     1,470,321
Louisiana-Pacific Corp.                                     11,000       270,380
MeadWestvaco Corp.                                          18,497       518,656
Plum Creek Timber Company, Inc.                             18,253       662,584
Temple-Inland, Inc.                                         12,352       458,877
                                                                     -----------
                                                                       4,201,671

PETROLEUM SERVICES - 4.49%
Baker Hughes, Inc.                                          33,618     1,719,897
BJ Services Company                                         16,067       843,196
Exxon Mobil Corp.                                          631,660    36,301,500
Halliburton Company                                         50,184     2,399,799
Schlumberger, Ltd.                                          58,463     4,439,680
Transocean, Inc. *                                          32,359     1,746,415
Valero Energy Corp.                                         25,475     2,015,328
                                                                     -----------
                                                                      49,465,815

PHARMACEUTICALS - 5.20%
Abbott Laboratories                                        153,871     7,541,218
Allergan, Inc.                                              12,943     1,103,261
AmerisourceBergen Corp.                                     10,459       723,240
Bristol-Myers Squibb Company                               193,917     4,844,047
Caremark Rx, Inc. *                                         45,013     2,003,979

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Eli Lilly & Company                                        112,435   $ 6,263,754
Forest Laboratories, Inc. *                                 33,783     1,312,469
Gilead Sciences, Inc. *                                     44,832     1,972,160
Hospira, Inc. *                                             15,686       611,754
King Pharmaceuticals, Inc. *                                23,987       249,944
Merck & Company, Inc.                                      218,613     6,733,280
Mylan Laboratories, Inc.                                    26,726       514,208
Pfizer, Inc.                                               737,796    20,348,414
Schering-Plough Corp.                                      146,370     2,789,812
Watson Pharmaceuticals, Inc. *                              10,932       323,150
                                                                     -----------
                                                                      57,334,690

PHOTOGRAPHY - 0.07%
Eastman Kodak Company                                       28,489       764,930

PUBLISHING - 0.46%
Gannett Company, Inc.                                       24,646     1,753,070
McGraw-Hill Companies, Inc.                                 37,171     1,644,817
Meredith Corp.                                               4,460       218,808
The New York Times Company, Class A                         14,442       449,868
Tribune Company                                             29,572     1,040,343
                                                                     -----------
                                                                       5,106,906

RAILROADS & EQUIPMENT - 0.51%
Burlington Northern Santa Fe Corp.                          37,364     1,759,097
CSX Corp.                                                   21,489       916,721
Norfolk Southern Corp.                                      40,115     1,241,960
Union Pacific Corp.                                         26,096     1,691,021
                                                                     -----------
                                                                       5,608,799

REAL ESTATE - 0.53%
Apartment Investment & Management
   Company, Class A, REIT                                    9,455       386,899
Archstone-Smith Trust, REIT                                 19,731       762,011
Equity Office Properties Trust, REIT                        40,441     1,338,597
Equity Residential, REIT                                    28,440     1,047,161
ProLogis, REIT                                              18,523       745,365
Simon Property Group, Inc., REIT                            21,797     1,580,065
                                                                     -----------
                                                                       5,860,098

RETAIL GROCERY - 0.53%
Albertsons, Inc.                                            36,549       755,833
Safeway, Inc.                                               44,474     1,004,668
SUPERVALU, Inc.                                             13,503       440,333
Sysco Corp.                                                 62,816     2,273,311
The Kroger Company *                                        72,315     1,376,154
                                                                     -----------
                                                                       5,850,299

RETAIL TRADE - 5.57%
Bed Bath & Beyond, Inc. *                                   29,315     1,224,781
Best Buy Company, Inc.                                      29,624     2,030,725
Big Lots, Inc. *                                            11,281       149,360
Circuit City Stores, Inc.                                   18,980       328,164
Costco Wholesale Corp.                                      47,398     2,124,378
CVS Corp.                                                   80,380   $ 2,336,647
Dillard's, Inc., Class A                                     7,105       166,399
Dollar General Corp.                                        29,941       609,599
Family Dollar Stores, Inc.                                  16,546       431,851
Federated Department Stores, Inc.                           16,911     1,239,238
Gap, Inc.                                                   75,192     1,485,042
Home Depot, Inc.                                           212,978     8,284,844
J.C. Penney Company, Inc.                                   26,126     1,373,705
Kohl's Corp. *                                              32,371     1,809,863
Limited Brands                                              37,726       808,091
Lowe's Companies, Inc.                                      76,651     4,462,621
May Department Stores Company                               29,713     1,193,274
Nordstrom, Inc.                                             12,195       828,894
RadioShack Corp.                                            15,446       357,884
Sears Holdings Corp. *                                      10,146     1,520,581
Staples, Inc.                                               73,093     1,558,343
Target Corp.                                                87,655     4,769,309
The TJX Companies, Inc.                                     46,680     1,136,658
Tiffany & Company                                           14,258       467,092
Walgreen Company                                           101,450     4,665,685
Wal-Mart Stores, Inc.                                      331,980    16,001,436
                                                                     -----------
                                                                      61,364,464

SANITARY SERVICES - 0.23%
Allied Waste Industries, Inc. *                             26,875       213,119
Ecolab, Inc.                                                21,794       705,254
Waste Management, Inc.                                      56,366     1,597,412
                                                                     -----------
                                                                       2,515,785

SEMICONDUCTORS - 3.20%
Advanced Micro Devices, Inc. *                              39,190       679,555
Altera Corp. *                                              36,872       730,803
Analog Devices, Inc.                                        36,715     1,369,837
Applied Materials, Inc.                                    163,126     2,639,379
Applied Micro Circuits Corp. *                              30,416        77,865
Broadcom Corp., Class A *                                   29,040     1,031,210
Freescale Semiconductor-B, Inc. *                           39,870       844,447
Intel Corp.                                                612,536    15,962,688
KLA-Tencor Corp.                                            19,536       853,723
Linear Technology Corp.                                     30,363     1,114,018
LSI Logic Corp. *                                           38,480       326,695
Maxim Integrated Products, Inc.                             32,544     1,243,506
Micron Technology, Inc. *                                   61,012       622,933
National Semiconductor Corp.                                34,639       763,097
Novellus Systems, Inc. *                                    13,704       338,626
NVIDIA Corp. *                                              16,765       447,961
PMC-Sierra, Inc. *                                          17,898       166,988
QLogic Corp. *                                               9,019       278,417
Teradyne, Inc. *                                            19,429       232,565
Texas Instruments, Inc.                                    164,934     4,629,697

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST B (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------   --------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Xilinx, Inc.                                             34,811   $      887,680
                                                                  --------------
                                                                      35,241,690

SOFTWARE - 3.25%
Autodesk, Inc. *                                         22,684          779,649
BMC Software, Inc. *                                     21,982          394,577
Citrix Systems, Inc. *                                   16,796          363,801
Computer Associates International, Inc.                  52,811        1,451,246
Compuware Corp. *                                        38,547          277,153
Intuit, Inc. *                                           18,399          829,979
Mercury Interactive Corp. *                               8,593          329,628
Microsoft Corp.                                         997,050       24,766,722
Novell, Inc. *                                           37,796          234,335
Oracle Corp. *                                          438,746        5,791,447
Parametric Technology Corp. *                            26,955          171,973
Siebel Systems, Inc.                                     51,269          456,294
                                                                  --------------
                                                                      35,846,804

STEEL - 0.12%
Allegheny Technologies, Inc.                              8,907          196,488
Nucor Corp.                                              15,896          725,176
United States Steel Corp.                                11,330          389,412
                                                                  --------------
                                                                       1,311,076

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.80%
ADC Telecommunications, Inc. *                           11,511          250,594
Andrew Corp. *                                           16,119          205,678
Avaya, Inc. *                                            47,336          393,836
Ciena Corp. *                                            57,208          119,565
Citizens Communications Company                          33,797          454,232
Comverse Technology, Inc. *                              19,873          469,996
Corning, Inc. *                                         143,806        2,390,056
JDS Uniphase Corp. *                                    143,696          218,418
Lucent Technologies, Inc. *                             439,596        1,279,224
QUALCOMM, Inc.                                          162,098        5,350,855
SBC Communications, Inc.                                327,762        7,784,348
Scientific-Atlanta, Inc.                                 15,121          503,076
Tellabs, Inc. *                                          44,482          386,993
                                                                  --------------
                                                                      19,806,871

TELEPHONE - 2.05%
ALLTEL Corp.                                             32,454        2,021,235
AT&T Corp.                                               79,501        1,513,699
BellSouth Corp.                                         181,689        4,827,477
CenturyTel, Inc.                                         13,027          451,125
Qwest Communications International, Inc. *              165,924          615,578
Sprint Corp.                                            146,832        3,684,015
Verizon Communications, Inc.                            274,581        9,486,773
                                                                  --------------
                                                                      22,599,902

TIRES & RUBBER - 0.03%
Cooper Tire & Rubber Company                              6,347          117,864
Goodyear Tire & Rubber Company *                         17,459   $      260,139
                                                                  --------------
                                                                         378,003

TOBACCO - 1.36%
Altria Group, Inc.                                      205,497       13,287,436
Reynolds American, Inc.                                  11,553          910,376
UST, Inc.                                                16,403          748,961
                                                                  --------------
                                                                      14,946,773

TOYS, AMUSEMENTS & SPORTING GOODS - 0.15%
Hasbro, Inc.                                             16,631          345,758
Mattel, Inc.                                             40,846          747,482
Toys R Us, Inc. *                                        21,979          582,004
                                                                  --------------
                                                                       1,675,244

TRANSPORTATION - 0.13%
Harley-Davidson, Inc.                                    28,247        1,401,051

TRAVEL SERVICES - 0.59%
American Express Company                                116,211        6,185,912
Sabre Holdings Corp.                                     13,010          259,549
                                                                  --------------
                                                                       6,445,461

TRUCKING & FREIGHT - 0.95%
Fedex Corp.                                              29,974        2,428,194
Navistar International Corp. *                            6,535          209,120
Ryder Systems, Inc.                                       6,384          233,654
United Parcel Service, Inc., Class B                    110,532        7,644,393
                                                                      10,515,361
                                                                  --------------
TOTAL COMMON STOCKS (Cost $1,070,072,092)                         $1,080,620,118
                                                                  ==============

SHORT TERM INVESTMENTS - 1.83%
Federal National Mortgage Association
   2.97% due 07/11/2005                             $13,900,000   $   13,888,533
Rabobank USA Financial Corp.
   3.35% due 07/01/2005                               4,300,000        4,300,000
United States Treasury Bills
   2.82% due 07/21/2005                                 400,000          399,373
   2.82% due 08/04/2005 ****                          1,625,000        1,620,672

                                                                  --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $20,208,578)                                                $   20,208,578
                                                                  ==============

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State Street
   Corp. dated 06/30/2005 at 2.70% to
   be repurchased at $84,006 on
   7/1/2005, collateralized by $60,000
   U.S. Treasury Bonds, 8.125% due
   08/15/2019 (valued at $86,671,
   including interest) (c)                          $    84,000   $       84,000
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $84,000)                                                    $       84,000
                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (500 INDEX TRUST B)
   (COST $1,090,364,670) - 99.90%                                 $1,100,912,696
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.10%                          1,114,681
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,102,027,377
                                                                  ==============

INTERNATIONAL EQUITY INDEX TRUST A

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 92.51%

ARGENTINA - 0.02%
Petrobras Energia Participaciones SA, ADR for
   B Shares *                                                   895   $   10,203
Telecom Argentina SA, ADR for B Shares *                        774        9,242
                                                                      ----------
                                                                          19,445

AUSTRALIA - 4.44%
Alinta, Ltd.                                                  2,851       21,172
Alumina, Ltd.                                                12,757       54,120
Amcor, Ltd.                                                   9,320       47,560
AMP, Ltd.                                                    21,018      103,574
Ansell, Ltd.                                                  1,443       11,035
APN News & Media, Ltd.                                        3,395       13,291
Aristocrat Leisure, Ltd.                                      3,522       31,117
Australia and New Zealand Bank Group, Ltd.                   20,537      340,214
Australia Gas & Light Company, Ltd. *                         5,090       55,167
Australian Stock Exchange, Ltd.                               1,104       19,449
Axa Asia Pacific Holdings, Ltd.                               9,949       33,190
Babcock & Brown, Ltd. *                                       1,752       18,428
BHP Billiton, Ltd.                                           40,299      557,091
Billabong International, Ltd.                                 1,567       16,267
Bluescope Steel, Ltd.                                         8,239       51,645
Boral, Ltd.                                                   6,646       32,801
Brambles Industries, Ltd.                                    10,618       66,072
Caltex Australia, Ltd.                                        1,566       18,905
Centro Properties Group, Ltd.                                 8,375       37,571
CFS Gandel Retail Trust, New Shares *                           462          584
CFS Gandel Retail Trust                                      15,501       19,776
Challenger Financial Services Group, Ltd. *                   4,675       11,109
Coca-Cola Amatil, Ltd.                                        5,835       35,065
Cochlear, Ltd.                                                  688       20,541
Coles Myer, Ltd.                                             13,299       93,796
Commonwealth Bank of Australia, Ltd.                         14,343      414,579
Commonwealth Property Office Fund, Ltd.                      13,305       12,819
Computershare, Ltd.                                           3,888       17,353
CSL, Ltd.                                                     2,178       55,937
CSR, Ltd.                                                     9,640       19,677
DB RREEF Trust                                               27,101       28,176
DCA Group, Ltd.                                               4,708       13,590
Downer EDI Ltd.                                               3,230       13,113
Foster's Group, Ltd.                                         22,023       89,237
Futuris Corp., Ltd.                                           5,221        7,237
General Property Trust                                       22,164       61,616
Harvey Norman Holding, Ltd.                                   6,800       12,948
Iluka Resources, Ltd.                                         2,492       14,292
ING Industrial Fund                                           7,353       11,705
Investa Property Group, Ltd.                                 14,717   $   21,746
James Hardie Industries, Ltd.                                 5,242       30,304
John Fairfax Holdings, Ltd.                                   9,730       31,867
Leighton Holdings, Ltd.                                       1,498       13,121
Lend Lease Corp.                                              4,046       39,938
Lion Nathan, Ltd.                                             2,967       17,129
Macquarie Airports, Ltd.                                      7,217       19,679
Macquarie Bank, Ltd.                                          2,528      115,046
Macquarie Communications Infrastructure
   Group, Ltd. *                                              3,764       18,061
Macquarie Goodman Group, Ltd.                                13,139       40,830
Macquarie Infrastructure Group, Ltd.                         24,523       77,700
Mayne Nickless, Ltd.                                          6,745       24,351
Mirvac Group, Ltd.                                            8,923       24,262
Multiplex Group, Ltd. *                                       7,272       16,118
National Australia Bank, Ltd.                                17,538      410,886
Newcrest Mining, Ltd.                                         3,679       48,701
NRMA Insurance Group, Ltd.                                   17,963       82,226
OneSteel, Ltd.                                                7,284       14,702
Orica, Ltd.                                                   3,081       41,770
Origin Energy, Ltd.                                           8,631       50,027
Pacific Brands, Ltd.                                          6,676       11,542
PaperlinkX, Ltd.                                              4,807       11,020
Patrick Corp., Ltd.                                           7,434       31,651
Perpetual Trust of Australia, Ltd.                              388       16,972
Publishing & Broadcasting, Ltd.                               1,420       16,061
Qantas Airways, Ltd., ADR                                    10,048       25,791
QBE Insurance Group, Ltd.                                     8,475      103,473
Rinker Group, Ltd.                                           10,638      113,434
Rio Tinto, Ltd.                                               3,361      114,735
Santos, Ltd.                                                  6,679       57,586
SFE Corporation, Ltd.                                         1,575       12,776
Sonic Healthcare, Ltd.                                        2,788       26,692
Stockland Company, Ltd.                                      13,903       58,453
Stockland Trust Group, Ltd. *                                   425        1,829
Suncorp-Metway, Ltd.                                          5,899       90,354
TABCORP Holdings, Ltd.                                        5,734       71,624
Telstra Corp., Ltd.                                          22,835       88,005
Toll Holdings, Ltd.                                           2,834       28,190
Transurban Group, Ltd.                                        8,976       50,932
UNiTAB, Ltd.                                                  1,403       15,228
Wesfarmers, Ltd. *                                            4,250      129,513
Westfield Group, Ltd., New DRP *                                319        4,301
Westfield Group, Ltd., Stapled Security                      15,891      214,714
Westpac Banking Corp., Ltd.                                  20,232      307,424
Woodside Petroleum, Ltd.                                      5,275      117,518
Woolworths, Ltd.                                             11,785      148,195
                                                                      ----------
                                                                       5,488,296

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

AUSTRIA - 0.32%
Bank Austria Creditanstalt AG                                   407   $   42,465
Bohler Uddeholm AG                                               85       11,250
Erste Bank AG                                                 1,337       66,919
Flughafen Wien AG                                               116        7,522
Immofinanz Immobiien Anlage AG *                              3,531       32,339
Mayr-Melnhof Karton AG                                           47        6,511
Oesterreichische Elektrizitaets AG, Class A                      68       18,757
OMV AG                                                          183       79,703
RHI AG *                                                        186        5,068
Telekom Austria AG                                            3,876       75,358
Voestalpine AG                                                  285       19,964
Wienerberger Baustoffindustrie AG                               698       32,403
                                                                      ----------
                                                                         398,259

BELGIUM - 1.09%
Agfa Gevaert NV                                               1,063       29,387
Barco NV                                                        135        9,628
Bekaert SA                                                      160       12,021
Belgacom SA                                                   1,820       62,204
Cofinimmo SA                                                     56        8,781
Colruyt SA                                                      194       26,452
Compagnie Maritime Belge SA                                     202        6,295
Cumerio                                                         266        4,570
Delhaize Group                                                  771       46,267
DEXIA                                                         6,967      153,493
Electrabel SA                                                   306      133,684
Euronav NV                                                      243        7,129
Fortis Group SA                                              13,016      361,403
Groupe Bruxelles Lambert SA                                     773       66,961
Interbrew                                                     2,036       68,897
KBC Bancassurance Holding NV                                  2,042      161,324
Mobistar SA                                                     313       26,167
Omega Pharma SA                                                 222       11,469
SA D'Ieteren Trading NV                                          27        5,586
Solvay SA                                                       709       72,869
UCB SA                                                          962       46,776
Union Miniere SA                                                266       21,353
                                                                      ----------
                                                                       1,342,716

BERMUDA - 0.02%
Frontline, Ltd., Oslo-NOK                                       608       24,356

BRAZIL - 0.61%
Aracruz Celulose SA, ADR                                        316       10,981
Banco Bradesco SA, ADR                                        2,568       90,882
Brasil Telecom Participacoes SA, ADR                            340       12,274
Braskem SA, ADR *                                               862       14,464
Centrais Eletricas Brasileiras SA, ADR, B Shares                778        4,958
Centrais Eletricas Brasileiras SA, ADR                        1,295        8,911
CIA Brasileira De Distribuicao Grupo Pao de Acucar, ADR         171   $    3,401
CIA de Bebidas das Americas, ADR, PFD Shares *                1,693       52,314
CIA de Bebidas das Americas, ADR *                              338        8,588
CIA Energetica De Minas Gerais, ADR *                           703       22,391
Companhia Siderurgica Nacional SA, ADR                        1,111       17,943
Companhia Vale Do Rio Doce, ADR, PFD Shares                   3,120       79,248
Companhia Vale Do Rio Doce, ADR                               2,213       64,797
Embratel Participacoes SA, ADR *                                490        5,165
Empresa Brasileira de Aeronautica SA, ADR                       558       18,453
Gerdau SA, ADR                                                1,476       14,361
Petroleo Brasileiro SA, ADR, Petro *                          2,954      136,002
Petroleo Brasileiro SA, ADR *                                 2,127      110,880
Tele Centro Oeste Celular Participacoes SA, ADR                 458        4,612
Tele Norte Leste Participacoes SA, ADR                        1,938       32,268
Telesp Celular Participacoes SA, ADR *                        1,724        7,361
Unibanco - Uniao De Bancos Brasileiros SA, GDR                  611       23,597
Usinas Siderurgicas de Minas Gerais SA, ADR                     588        9,561
Votorantim Celulose e Papel SA-Sponsored ADR                    467        5,651
                                                                      ----------
                                                                         759,063

CANADA - 6.26%
Aber Diamond Corp.                                              564       17,255
Abitibi Consolidated, Inc.                                    3,981       17,734
Agnico-Eagle Mines, Ltd.                                        987       12,345
Agrium, Inc.                                                  1,339       26,153
Alcan Aluminum, Ltd. USD                                      3,981      119,459
Algoma Steel, Inc. *                                            500       10,219
Aliant, Inc.                                                    388        8,452
Angiotech Pharmaceuticals, Inc. *                               846       11,644
ATI Technologies, Inc. *                                      2,678       31,681
Bank Nova Scotia Halifax                                     11,052      365,545
Bank of Montreal                                              5,491      255,488
Barrick Gold Corp.                                            5,461      136,336
BCE, Inc.                                                     3,242       76,706
Biovail Corp. *                                               1,550       23,913
Bombardier, Inc. *                                           15,362       32,712
Brascan Corp. *                                               2,466       94,157
Brookfield Properties Corp.                                   1,427       40,341
CAE, Inc.                                                     2,784       14,923
Cameco Corp.                                                  1,867       83,243
Canadian Imperial Bank of Commerce                            7,570      468,084
Canadian National Railway Company                             3,101      178,819
Canadian Natural Resources, Ltd.                              5,908      214,013
Canadian Pacific Railway, Ltd.                                1,726       59,693
Canadian Tire Corp., Ltd.                                     1,746       80,655
Canfor Corp. *                                                1,100       13,192

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
Celestica, Inc. *                                             2,008   $   26,867
CGI Group, Inc. *                                             2,924       17,558
CI Fund Management, Inc.                                      1,867       26,885
Cognos, Inc. *                                                  987       33,692
Cott Corp. *                                                    669       14,568
CP Ships, Ltd.                                                  987       15,501
Dofasco, Inc.                                                   846       26,642
Domtar, Inc.                                                  2,290       16,927
Enbridge, Inc.                                                3,524      100,484
EnCana Corp.                                                 14,836      584,991
Fairfax Financial Holdings, Ltd.                                141       23,358
Fairmont Hotels & Resorts, Inc.                                 775       26,847
Finning International, Inc.                                     881       25,984
Four Seasons Hotels, Inc.                                       247       16,307
George Weston, Ltd.                                             564       49,843
Gildan Activewear, Inc. *                                       700       18,344
Glamis Gold, Ltd. *                                           1,304       22,320
Goldcorp, Inc. - New *                                        3,559       56,592
Great-West Lifeco, Inc.                                       2,924       66,438
Hudson's Bay Company *                                          634        7,764
Husky Energy, Inc.                                            1,374       54,626
IGM Financial, Inc.                                           1,304       40,055
Imperial Oil, Ltd.                                            1,309      108,953
Inco, Ltd.                                                    2,044       76,961
Intrawest Corp. *                                               423       10,143
Ipsco, Inc.                                                     600       26,150
Ivanhoe Mines, Ltd. *                                         2,500       19,417
Jean Coutu Group, Inc.                                        1,600       24,319
Kinross Gold Corp. *                                          3,735       22,854
Loblaw Companies, Ltd.                                        1,163       68,611
Magna International, Inc.                                     1,157       81,236
Manulife Financial Corp.                                      8,838      421,891
MDS, Inc.                                                     1,409       21,163
Meridian Gold, Inc. *                                         1,127       20,228
Methanex Corp.                                                1,233       20,200
MI Developments, Inc.                                           529       16,685
National Bank Canada Montreal Quebec                          1,832       81,324
Nexen, Inc.                                                   2,818       85,526
Noranda, Inc.                                                 3,238       55,530
Nortel Networks Corp. *                                      46,263      120,404
Nova Chemicals Corp.                                            951       29,018
Novelis, Inc.                                                   712       18,048
Onex Corp.                                                    1,268       20,318
Open Text Corp. *                                               458        6,476
Petro-Canada                                                  2,854      185,695
Placer Dome, Inc.                                             4,616       70,613
Potash Corp. of Saskatchewan, Inc. *                          1,163      110,967
Power Corporation Of Canada                                   3,383       84,789
Power Financial Corp.                                         2,678   $   71,402
Precision Drilling Corp. *                                    1,338       52,714
QLT, Inc. *                                                     951        9,830
Quebecor World, Inc.                                            881       17,251
Research In Motion, Ltd. *                                    1,800      132,419
Rogers Communications, Inc.                                   2,079       68,186
RONA, Inc. *                                                  1,300       26,176
Royal Bank of Canada, Montreal *                              7,012      434,210
Saputo, Inc.                                                    500       15,146
Shaw Communications, Inc. *                                   2,149       44,709
Shell Canada, Ltd.                                            2,220       59,571
Shoppers Drug Mart Corp.                                      4,144      143,689
SNC-Lavalin Group, Inc.                                         529       29,607
Sun Life Financial, Inc.                                      6,448      217,108
Suncor Energy, Inc.                                           4,898      231,453
Talisman Energy, Inc.                                         4,158      155,709
Teck Cominco, Ltd.                                            4,244      143,140
Telus Corp.                                                   3,356      114,422
Telus Corp.-CAD                                                 705       24,767
Thomson Corp.                                                 2,502       83,733
TransAlta Corp.                                               2,079       34,653
Trans-Canada Corp.                                            5,250      138,093
TSX Group, Inc.                                                 776       23,115
                                                                      ----------
                                                                       7,743,977

CHILE - 0.19%
Banco Santander Chile SA, ADR                                   975       31,492
CIA Cervecerias Unidas SA, ADR                                  166        3,984
Compania de Telecomunicaciones de Chile SA, ADR               2,821       28,690
Distribucion y Servicio D&S SA, ADR *                           353        6,989
Embotelladora Andina SA, ADR, Series A                          329        4,124
Embotelladora Andina SA, ADR, Series B                          371        5,101
Empresa Nacional de Electricidad SA, ADR                      2,354       58,615
Enersis SA, ADR                                               5,624       58,715
Sociedad Quimica y Minera de Chile SA, ADR, B Shares            259       25,900
Vina Concha Y Toro S.A., ADR                                    131       10,185
                                                                      ----------
                                                                         233,795

CZECH REPUBLIC - 0.08%
Cesky Telecom AS *                                            1,618       30,269
CEZ AS                                                        2,082       39,368
Komercni Banka AS                                               153       19,205
Philip Morris CR AS                                               7        4,982
Unipetrol AS *                                                  729        4,209
Zentiva NV                                                      134        4,814
                                                                      ----------
                                                                         102,847

DENMARK - 0.62%
A P Moller- Maersk AS                                            12      114,546

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

DENMARK (CONTINUED)
AS Det Ostasiatiske Kompagni                                    211   $   14,900
Bang & Olufsen AS - B Series                                    132        9,268
Carlsberg AS, B Shares                                          352       18,057
Coloplast AS                                                    282       16,366
Danisco AS                                                      581       37,728
Danske Bank AS                                                4,898      147,299
DSV AS                                                          238       20,207
FLS Industries AS, B Shares                                     317        6,433
GN Store Nord AS                                              2,466       27,923
H. Lundbeck AS                                                  810       20,382
Kobenhavn Lufthavne AS                                           62       14,735
NKT Holdings AS                                                 211        7,895
Novo Nordisk AS                                               2,695      137,157
Novozymes AS, B Shares                                          564       27,926
TDC AS                                                        2,079       89,101
Topdanmark AS *                                                 203       14,797
Vestas Wind Systems AS                                        1,844       30,609
William Demant Holdings AS *                                    282       14,031
                                                                      ----------
                                                                         769,360

FINLAND - 1.29%
Amer Group Oyj                                                  810       15,386
Asko Oyj                                                        634       12,357
Cargotec Corp. Oyj *                                            442       12,337
Elisa Oyj, A Shares                                           1,607       25,158
Fortum Corp. Oyj                                              4,076       65,340
KCI Konecranes Oyj                                              159        6,781
Kesko Oyj                                                       769       19,296
Kone Corp. Oyj *                                                442       26,470
Metra Oyj, B Shares                                             669       19,312
Metso Oyj                                                     1,127       24,570
Neste Oil Oyj *                                               1,519       39,328
Nokia AB - Oyj                                               54,744      917,313
Nokian Renkaat Oyj                                            1,110       20,225
Orion Oyj, Series B                                             810       15,621
Outokumpu Oyj                                                 1,187       15,294
Pohjola Group Oyj                                               659        9,567
Rautaruukki Oyj                                                 881       13,164
Sampo Oyj, A Shares                                           4,640       72,305
Stora Enso Oyj, R Shares                                      7,347       94,043
TietoEnator Oyj                                                 916       27,927
UPM-Kymmene Oyj                                               6,184      118,735
YIT-Yhtyma Oyj                                                  750       25,044
                                                                      ----------
                                                                       1,595,573

FRANCE - 7.10%
Accor SA                                                      2,073       97,236
Air France KLM                                                1,316       19,998
Alcatel SA *                                                 13,082      143,553
Alstom SA *                                                  46,301       45,934
Atos Origin SA *                                                619   $   39,242
Autoroutes du Sud de la France                                  587       33,592
AXA Group                                                    14,921      373,138
BNP Paribas SA                                                8,312      570,190
Bouygues SA                                                   2,100       87,044
Business Objects SA *                                           735       19,679
Caisse Nationale du Credit Agricole                           6,894      174,821
Cap Gemini SA *                                               1,324       42,096
Carrefour SA                                                  5,874      284,977
Casino Guich Perrachon SA                                       359       25,213
CNP Assurances SA                                               388       24,832
Compagnie De Sanit Gobain SA                                  3,191      177,164
Compagnie Generale des Etablissements
   Michelin, Class B                                          1,513       92,166
Dassault Systemes SA                                            610       29,557
Essilor International SA                                      1,059       72,390
European Aeronautic Defence & Space Company                   2,595       82,727
France Telecom SA                                            15,435      451,165
Groupe Danone SA                                              2,511      220,858
Hermes International SA                                         101       20,370
Imerys SA                                                       322       22,186
Klepierre SA                                                    234       22,323
Lafarge SA                                                    1,776      161,904
Lagardere S.C.A.                                              1,240       91,888
L'Air Liquide SA                                              1,136      193,651
L'Oreal SA                                                    3,167      227,405
LVMH Moet Hennessy SA                                         2,548      196,984
Neopost SA *                                                    355       31,246
PagesJaunes Groupe SA                                         1,394       32,567
Pernod-Ricard SA                                                510       81,447
Peugeot SA                                                    1,636       96,947
Pinault-Printemps-Redoute SA                                    719       74,201
Publicis Groupe SA                                            1,352       39,961
Renault Regie Nationale SA                                    1,925      169,781
Safran SA *                                                   1,857       38,486
Sanofi Aventis SA                                            11,050      907,744
Schneider Electric SA                                         2,389      180,212
SCOR                                                          7,981       16,029
Societe BIC SA                                                  362       21,596
Societe des Autoroutes du Nord et de l'Est de
   la France *                                                  263       14,109
Societe Des Autoroutes Paris-Rhin-Rhone                         383       22,714
Societe Generale                                              3,475      353,786
Societe Television Francaise 1                                1,268       33,719
Sodexho Alliance                                              1,047       32,440
STMicroelectronics NV                                         6,563      105,288
Suez SA                                                       8,497      230,582
Technip SA                                                      832       38,613
Thales SA                                                       845       34,340

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

FRANCE (CONTINUED)
Thomson SA                                                    2,678   $   64,152
Total SA                                                      5,968    1,402,920
Unibail                                                         498       63,926
Valeo SA                                                        805       36,133
Veolia Environnement SA                                       3,259      122,506
Vinci SA                                                      1,497      124,607
Vivendi Universal SA                                         11,176      352,365
Zodiac SA                                                       372       19,978
                                                                      ----------
                                                                       8,786,678

GERMANY - 5.17%
Adidas-Salomon AG                                               500       83,788
Allianz AG                                                    3,845      441,788
Altana AG                                                       747       42,775
BASF AG                                                       6,012      400,049
Bayer AG                                                      7,308      243,939
Bayerische Hypo-Und Vereinsbank AG *                          6,862      178,576
Beiersdorf AG                                                   183       20,535
Celesio AG                                                      433       34,046
Commerzbank AG                                                4,832      104,994
Continental AG                                                1,410      101,654
DaimlerChrysler AG                                            9,563      388,514
Depfa Bank AG                                                 3,824       61,254
Deutsche Bank AG                                              5,400      422,763
Deutsche Boerse AG                                            1,156       90,544
Deutsche Lufthansa AG                                         2,448       30,091
Deutsche Post AG                                              5,581      130,452
Deutsche Telekom AG                                          30,291      560,708
Douglas Holding AG                                              310       11,214
E.ON AG                                                       6,914      616,326
Epcos AG *                                                      437        5,477
Fresenius Medical Care AG                                       377       32,234
Heidelbergcement AG                                             794       57,147
Heidelberger Druckmaschinen AG                                  593       17,362
Hochtief AG                                                     680       23,858
Hypo Real Estate Holding AG                                   1,401       53,376
Infineon Technologies AG *                                    6,703       62,606
IVG Immobilien AG                                               808       15,006
Karstadt Quelle AG                                              662        8,810
Linde AG                                                        896       60,510
MAN AG                                                        1,538       63,879
Merck & Company AG                                              540       43,034
Metro AG                                                      1,588       78,790
MLP AG                                                          735       13,739
Muenchener Rueckversicherungs-
   Gesellschaft AG                                            2,043      217,808
Premiere AG *                                                   519       17,958
ProSieben Sat.1 Media AG                                        832       14,324
Puma AG                                                         181       44,821
Qiagen AG *                                                   1,344   $   15,724
RWE AG                                                        4,654      300,564
SAP AG                                                        1,557      271,277
Schering AG                                                   1,841      113,327
Siemens AG                                                    8,902      649,867
Suedzucker AG                                                   476        9,531
Thyssen Krupp AG                                              4,031       70,179
Tui AG                                                        1,811       44,894
Volkswagen AG                                                 2,438      111,554
Wincor Nixdorf AG                                               182       14,865
                                                                      ----------
                                                                       6,396,531

GREECE - 0.47%
Alpha Bank SA                                                 3,144       83,607
Bank of Piraeus SA                                            1,900       35,538
Coca Cola Hell Bottling                                       1,210       32,938
Commercial Bank of Greece SA *                                  600       17,756
Cosmote Mobile Communications SA                              1,320       23,891
Duty Free Shops                                                 210        3,648
EFG Eurobank Ergas SA                                         2,110       64,943
Folli-Follie SA                                                 170        4,977
Germanos SA                                                     270        9,068
Greek Organization of Football Prognostics                    1,810       52,118
Hellenic Petroleum SA                                         1,210       13,000
Hellenic Technodomiki Tev SA                                  1,020        5,035
Hellenic Telecommunications Organization SA *                 2,790       53,940
Hyatt Regency Hotel SA                                          480        5,261
Intracom SA *                                                   960        4,832
National Bank Of Greece SA                                    3,010      103,059
Public Power Corp.                                            1,180       29,523
Techniki Olympiaki SA                                           900        5,423
Titan Cement Company SA                                         650       20,069
Viohalco SA                                                   1,240        7,981
                                                                      ----------
                                                                         576,607

HONG KONG - 1.42%
ASM Pacific Technology, Ltd.                                  1,586        7,428
Bank of East Asia, Ltd.                                      15,872       46,868
BOC Hong Kong Holdings, Ltd.                                 41,172       77,871
Cathay Pacific Airways, Ltd.                                 10,218       18,603
Cheung Kong Holdings, Ltd.                                   17,151      166,608
Cheung Kong Infrastructure Holdings, Ltd.                     5,228       15,505
CLP Holdings, Ltd.                                           20,111      115,406
Esprit Holdings, Ltd.                                        10,485       75,884
Giordano International, Ltd.                                 13,389        9,130
Hang Lung Properties, Ltd.                                   20,674       30,457
Hang Seng Bank, Ltd.                                          8,481      115,668
Henderson Land Development Company, Ltd.                      8,399       40,200
Hong Kong & China Gas Company, Ltd.                          40,817       83,239
Hong Kong Electric Holdings, Ltd.                            15,418       70,423

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

HONG KONG (CONTINUED)
Hong Kong Exchange & Clearing, Ltd.                          12,570   $   32,589
Hopewell Holdings, Ltd.                                       6,638       17,081
Hutchison Telecommunications International, Ltd. *           15,277       15,135
Hutchison Whampoa, Ltd.                                      23,423      211,713
Hysan Development Company, Ltd.                               6,474       13,453
Johnson Electronic Holdings, Ltd.                            14,975       13,776
Kerry Properties, Ltd.                                        4,561       10,211
Kingboard Chemical Holdings, Ltd.                             6,228       19,793
Li & Fung, Ltd.                                              20,208       41,991
MTR Corp.                                                    14,010       27,039
New World Development Company, Ltd.                          25,890       31,812
Orient Overseas International, Ltd.                           2,938       12,890
PCCW, Ltd.                                                   37,652       23,617
Shangri-La Asia, Ltd.                                        11,953       18,455
Sino Land Company, Ltd.                                      17,360       18,540
Smartone Telecommunications Holdings, Ltd.                    2,643        2,908
Solomon Systech International, Ltd.                          21,706        7,680
South China Morning Post, Ltd.                                8,456        3,699
Sun Hung Kai Properties, Ltd.                                14,389      142,091
Swire Pacific, Ltd., Class A                                 10,337       91,438
TCL Communication Technology Holdings, Ltd. *                 3,383          196
Techtronic Industries Company, Ltd.                          10,485       26,441
Television Broadcasting Co., Ltd.                             2,819       15,995
Texwinca Holdings, Ltd.                                       4,933        4,094
Wharf Holdings, Ltd.                                         13,332       46,743
Wing Hang Bank, Ltd.                                          2,000       12,995
Yue Yuen Industrial Holdings, Ltd.                            4,933       15,106
Zijin Mining Group, Ltd.                                      9,161        2,039
                                                                      ----------
                                                                       1,752,810

HUNGARY - 0.18%
BorsodChem Rt                                                   691        7,697
Gedeon Richter Rt                                               159       23,376
Magyar Telekom Rt                                             5,321       22,720
MOL Magyar Olaj - es Gazipari Rt                                862       72,324
OTP Bank Rt                                                   2,858       96,855
                                                                      ----------
                                                                         222,972

INDONESIA - 0.18%
Aneka Tambang Tbk PT                                          7,575        1,863
Astra Agro Lestari Tbk PT                                     6,342        2,583
Astra International Tbk PT                                   25,017       32,553
Bank Central Asia Tbk PT *                                   54,613       20,144
Bank Danamon Indonesia Tbk PT                                13,741        7,110
Bank Mandiri Tbk PT                                          67,122       10,316
Bank Pan Indonesia Tbk PT *                                  66,241        3,190
Bank Rakyat Indonesia Tbk PT                                 52,499       15,599
Bumi Resources Tbk PT *                                     130,720       11,117
Gudang Garam Tbk PT *                                         6,518        8,448
Indocement Tunggal Prakarsa Tbk PT *                          9,513   $    3,363
Indofood Sukses Makmur Tbk PT *                              48,095        5,420
Indosat Tbk PT                                                  523       14,937
Kalbe Farma Tbk PT *                                         41,929        3,780
Lippo Bank Tbk PT *                                          17,793        2,151
Perusahaan Gas Negara Tbk PT                                 15,503        4,567
PT Telekomunikiasi Indonesia, ADR                             2,899       60,444
Ramayana Lestari Sentosa Tbk PT *                            25,369        2,339
Semen Gresik Persero Tbk PT *                                 1,586        3,120
Tempo Scan Pacific Tbk PT *                                   1,762        1,282
United Tractors Tbk PT                                       16,032        6,119
                                                                      ----------
                                                                         220,445

IRELAND - 0.63%
Allied Irish Banks PLC - Dublin                               8,708      186,476
Allied Irish Banks PLC - London                               1,087       23,370
Bank of Ireland - Dublin                                      9,797      159,066
Bank of Ireland - London                                      1,137       18,323
CRH PLC - Dublin                                              5,374      142,713
CRH PLC - London                                                641       16,875
DCC PLC - Dublin                                                771       15,391
DCC PLC- London                                                  95        1,878
Eircom Group PLC - Dublin                                     4,424        9,848
Eircom Group PLC - London *                                     829        1,846
Elan Corp PLC - London *                                        320        2,160
Elan Corp. - Dublin *                                         3,920       26,796
Fyffes PLC - Dublin                                           2,852        8,523
Grafton Group PLC                                             2,062       23,899
Greencore Group PLC - Dublin                                  1,313        5,719
Greencore Group PLC - London                                    459        1,999
Independent News & Media PLC - Dublin                         5,806       17,912
Independent News & Media PLC - London                           536        1,647
Irish Life & Permanent PLC - Dublin                           2,739       47,950
Irish Life & Permanent PLC - London                             315        5,545
Kerry Group PLC - Dublin                                      1,323       32,653
Kerry Group PLC - London                                        152        3,794
Kingspan Group PLC - London                                     260        4,057
Kingspan Group PLC - Dublin                                   1,062       12,540
Ryanair Holdings PLC, ADR *                                     310       13,900
                                                                      ----------
                                                                         784,880

ISRAEL - 0.37%
Alvarion, Ltd. *                                              1,474       17,128
Audio Codes, Ltd. *                                             216        2,149
Bank Hapoalim, Ltd.                                           8,499       26,683
Bank Leumi Le-Israel *                                        7,210       18,544
Bezek Israeli Telecommunications Corp., Ltd. *               10,359       11,930
Check Point Software Technologies, Ltd. *                     2,205       43,659
Clal Industries & Investments, Ltd.                             727        2,875

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

ISRAEL (CONTINUED)
Clal Insurance Enterprise Holdings, Ltd.                        180   $    3,272
Discount Investment Corp.                                       211        4,253
ECI Telecom, Ltd. *                                             470        3,901
Elbit Systems, Ltd.                                             233        5,189
Given Imaging Corp. *                                           414        9,443
ICL Israel Chemicals, Ltd.                                    5,600       17,679
IDB Development Corp., Ltd.                                     262        6,773
Israel Corporation, Ltd. *                                       20        5,419
Israel Discount Bank, Ltd. *                                  5,042        6,146
Koor Industries, Ltd. *                                         126        6,914
Lipman Electronic Engineering, Ltd.                             175        5,385
Makhteshim-Agam Industries, Ltd. *                            2,445       13,367
M-Systems Flash Disk Pioneers, Ltd. *                           326        6,249
Nice Systems, Ltd. *                                            180        6,972
Orbotech, Ltd. *                                                353        7,586
Partner Communications, Ltd. *                                  735        5,302
RADWARE, Ltd. *                                                 141        2,549
Retalix, Ltd. *                                                 170        3,670
Teva Pharmaceutical Industries, Ltd.                          6,693      209,108
United Mizrahi Bank, Ltd. *                                   1,128        4,615
                                                                      ----------
                                                                         456,760

ITALY - 2.97%
Alleanza Assicuraz SpA                                        4,866       52,866
Assicurazioni Generali SpA                                   10,104      315,387
Autogrill SpA                                                 1,178       15,535
Autostrade SpA                                                3,028       80,449
Banca Fideuram SpA                                            3,184       15,120
Banca Intesa SpA - Non convertible                            9,829       42,037
Banca Intesa SpA                                             34,391      157,486
Banca Monte dei Paschi Siena SpA                             11,613       40,991
Banca Naz Del Lavoro SpA *                                   13,985       48,306
Banca Popolare di Milano SpA                                  4,162       41,064
Banche Popolari Unite SpA                                     3,538       70,199
Banco Popolare Di Verona e Novara SpA                         3,889       66,248
BCA Antonveneta SpA                                           2,408       77,786
Benetton Group SpA                                              508        4,686
Bulgari SpA                                                   1,375       15,413
Capitalia SpA                                                14,972       83,867
Edison SpA *                                                  8,279       18,430
Enel SpA                                                     38,050      331,450
Eni SpA                                                      27,059      697,632
Fiat SpA *                                                    5,474       39,802
Fineco Group SpA                                              1,693       15,178
Finmeccanica SpA                                             62,086       58,026
Gruppo Editoriale L'Espresso SpA                              1,888       10,325
Italcementi SpA                                                 735       11,480
Luxottica Group SpA                                           1,458       30,217
Mediaset SpA                                                  8,569      100,976
Mediobanca SpA                                                4,950   $   92,766
Mediolanum SpA                                                2,545       15,919
Mondadori (Arnoldo) Editore SpA                               1,197       11,404
Pirelli & Company, SpA                                       27,381       28,555
RAS SpA                                                       3,170       61,709
San Paolo-IMI SpA                                            11,484      157,835
Seat Pagine Gialle SpA *                                     43,703       18,241
Snam Rete Gas SpA                                             9,261       49,579
T.E.R.N.A SpA                                                10,685       27,697
Telecom Italia Media SpA *                                   15,066        7,255
Telecom Italia SpA, Di Risp                                  61,254      158,962
Telecom Italia SpA                                          110,324      344,366
Tiscali SpA *                                                 2,229        6,358
UniCredito Italiano SpA                                      46,680      246,658
                                                                      ----------
                                                                       3,668,260

JAPAN - 16.81%
Acom Company, Ltd.                                              803       51,477
Aderans Company, Ltd.                                           317        7,503
Advantest Corp.                                                 810       59,813
AEON Company, Ltd.                                            7,196      109,715
AEON Credit Service Company, Ltd.                               323       20,211
Aiful Corp.                                                     698       52,046
Aisin Seiki Company                                           2,221       48,161
Ajinomoto Company, Inc.                                       6,695       74,550
Alfresa Holdings Corp.                                          176        7,855
All Nippon Airways Company, Ltd.                              5,285       16,106
Alps Electric Company                                         1,762       26,976
Amada Company, Ltd.                                           3,171       21,586
Amano Corp.                                                     705        8,403
Anritsu Corp.                                                   705        4,303
Aoyama Trading Company, Ltd.                                    458       11,542
Ariake Japan Company, Ltd.                                      141        3,242
Asahi Breweries, Ltd.                                         4,299       51,242
Asahi Glass Company, Ltd.                                    10,809      113,635
Asahi Kasei Corp.                                            13,037       62,064
ASATSU-DK, Inc.                                                 352        9,807
Astellas Pharmaceuticals, Inc.                                5,805      198,368
Autobacs Seven Company, Ltd.                                    247        8,307
Bandai Company, Ltd.                                            775       15,652
Bank of Fukuoka, Ltd.                                         5,638       33,398
Bank of Kyoto, Ltd.                                           3,000       25,507
Bank of Yokohama, Ltd. *                                     12,684       73,307
Benesse Corp.                                                   846       27,155
Bridgestone Corp.                                             7,047      135,654
Canon Sales Company, Inc. *                                   1,000       16,861
Canon, Inc.                                                   8,026      422,611
Casio Computer Company, Ltd.                                  2,467       32,253
Central Glass Company, Ltd.                                   2,114       13,209

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Central Japan Railway Company, Ltd.                                 9   $ 69,543
Chiba Bank, Ltd.                                                8,104     53,413
Chiyoda Corp. *                                                 2,000     24,795
Chubu Electric Power Company, Inc.                              6,523    156,444
Chugai Pharmaceutical Company, Ltd.                             2,784     42,974
Circle K Sunkus Company, Ltd. *                                   388      8,728
Citizen Watch Company, Ltd.                                     3,065     27,746
Coca-Cola West Japan Company, Ltd.                                423      9,516
COMSYS Holdings Corp.                                           1,057      9,769
Credit Saison Company, Ltd.                                     1,809     60,186
CSK Corp.                                                         810     31,842
Dai Nippon Printing Company, Ltd.                               7,047    113,542
Daicel Chemical Industries, Ltd.                                2,466     12,985
Daido Steel Company, Ltd. *                                     4,000     18,033
Daiichi Pharmaceutical Company, Ltd.                            2,319     51,331
Daikin Industries, Ltd.                                         2,685     67,179
Daimaru, Inc.                                                   2,114     18,756
Dainippon Ink & Chemicals, Inc.                                 5,990     19,173
Dainippon Screen Manufacturing Company, Ltd.                    1,762     11,867
Daito Trust Construction Company, Ltd.                            881     32,965
Daiwa House Industry Company, Ltd.                              5,285     60,565
Daiwa Securities Group, Inc.                                   13,649     84,422
Denki Kagaku Kogyo Kabushiki Kaisha *                           3,523     12,674
Denso Corp.                                                     5,778    131,543
Dentsu, Inc.                                                       20     49,409
Dowa Mining Company, Ltd.                                       2,466     16,453
E Trade Securities Corp.                                            5     15,192
E-Access, Ltd. *                                                   17     11,450
East Japan Railway Company, Ltd.                                   36    185,015
Ebara Corp.                                                     2,466      9,494
Eisai Company, Ltd.                                             2,748     92,418
Electric Power Development Company, Ltd.                        1,550     44,861
Elpida Memory, Inc. *                                             500     16,139
Familymart Company, Ltd.                                          740     21,217
Fanuc, Ltd.                                                     1,921    122,108
Fast Retailing Company, Ltd.                                      634     32,926
Fuji Electric Holdings                                          4,580     13,958
Fuji Photo Film Company, Ltd.                                   5,333    171,660
Fuji Software ABC, Inc.                                           282      9,001
Fuji Television Network, Inc.                                       6     11,631
Fujikura, Ltd.                                                  3,523     17,216
Fujitsu, Ltd.                                                  19,379    101,691
Furukawa Electric Company, Ltd.                                 5,638     21,859
Glory, Ltd. *                                                     800     12,810
Goodwill Group, Inc.                                                3      5,491
Gunma Bank                                                      3,523     21,187
Gunze, Ltd.                                                     1,762      7,912
Hakuhodo DY Holdings, Inc. *                                      300     21,044
Hankyu Department Stores                                        1,409   $  8,918
Hikari Tsushin, Inc. *                                            300     21,585
Hino Motors, Ltd.                                               2,114     12,256
Hirose Electric Company, Ltd.                                     317     34,898
Hitachi Cable, Ltd.                                             1,409      6,187
Hitachi Capital Corp.                                             493      9,757
Hitachi Chemical, Ltd.                                            916     16,807
Hitachi Construction Machinery Co., Ltd. *                      1,057     12,609
Hitachi Software Engineering Co., Ltd.                            247      4,198
Hitachi, Ltd.                                                  34,882    211,978
Hokkaido Electric Power Co., Ltd.                               1,832     37,496
Hokugin Financial Group, Inc.                                  12,866     39,441
Honda Motor Company, Ltd.                                       8,369    412,753
House Food Corp.                                                  599      8,857
Hoya Corp.                                                      1,127    130,066
Ibiden Company, Ltd. *                                          1,100     28,861
Index Corp. *                                                       5     15,192
Inpex Corp.                                                         4     22,649
Isetan Company, Ltd.                                            1,938     24,341
Ishihara Sangyo                                                 2,466      5,447
Ishikawajima Harima Heavy Industries Co., Ltd. *                9,866     14,322
ITO EN, Ltd.                                                      247     12,672
Itochu Corp.                                                   16,798     84,967
Itochu Techno-Science Corp.                                       352     12,346
Ito-Yokado Company, Ltd.                                        3,664    121,572
JAFCO Company, Ltd.                                               247     13,139
Japan Airlines System Corp.                                     7,047     18,998
Japan Prime Realty Investment Corp.                                 5     14,787
Japan Real Estate Investment Corp.                                  4     33,973
Japan Retail Fund                                                   3     25,724
Japan Tobacco, Inc.                                                10    133,442
JFE Holdings, Inc                                               6,138    151,638
JGC Corp.                                                       2,114     25,999
Joyo Bank, Ltd.                                                 7,047     34,438
JS Group Corporation                                            2,784     47,140
JSR Corp.                                                       1,867     39,390
Kajima Corp.                                                    8,809     32,564
Kaken Pharmaceutical Company, Ltd. *                            1,057      7,262
Kamigumi Company, Ltd.                                          2,466     19,033
Kaneka Corp.                                                    3,171     35,595
Kansai Electric Power Company, Ltd.                             8,422    169,336
Kansai Paint Company, Ltd.                                      1,762     11,343
Kao Corp.                                                       5,638    132,931
Katokichi Company, Ltd.                                         1,163      7,917
Kawasaki Heavy Industries, Ltd.                                13,037     25,037
Kawasaki Kisen Kaisha, Ltd.                                     4,933     29,266
KDDI Corp.                                                         28    129,510
Keihin Electric Express Railway Company, Ltd.                   4,933     30,156

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Keio Electric Railway Company, Ltd.                             5,285   $ 28,543
Keisei Electric Railway Co., Ltd. *                             3,000     15,012
Keyence Corp.                                                     352     78,899
Kikkoman Corp.                                                  1,762     15,585
Kinden Corp.                                                    1,409     10,417
Kintetsu Corp.                                                 16,208     49,394
Kirin Brewery Company, Ltd.                                     8,104     78,475
Kobe Steel Company, Ltd.                                       27,483     51,789
Kokuyo Company, Ltd.                                              669      9,024
Komatsu, Ltd.                                                   9,570     74,292
Komori Corp.                                                      705     10,660
Konami Corp.                                                    1,057     22,301
Konica Minolta Holdings, Inc.                                   5,109     47,723
Kose Corp. *                                                      400     13,813
Koyo Seiko Company, Ltd.                                        1,057     14,152
Kubota Corp.                                                   12,218     66,978
Kuraray Company, Ltd.                                           3,700     35,062
Kurita Water Industries, Ltd.                                     881     13,607
Kyocera Corp.                                                   1,762    134,720
KYOWA HAKKO KOGYO Co., Ltd.                                     3,523     22,839
Kyushu Electric Power                                           3,969     86,244
Lawson, Inc.                                                      669     23,344
LeoPalace21 Corp.                                               1,198     19,907
Mabuchi Motor Company, Ltd.                                       282     16,247
Makita Corp.                                                    1,057     20,776
Marubeni Corp.                                                 14,798     50,834
Marui Company, Ltd.                                             3,136     42,271
Matsui Securities Company, Ltd.                                 1,300     13,972
Matsumotokiyoshi Company, Ltd.                                    352      9,585
Matsushita Electric Industrial Company, Ltd.                   22,607    343,049
Matsushita Electric Works, Ltd.                                 3,819     31,816
Mediceo Holdings Company, Ltd.                                  1,610     21,470
Meiji Dairies Corp.                                             2,114     12,084
Meiji Seika Kaisha, Ltd.                                        2,466     12,162
Meitec Corp.                                                      317      9,746
Millea Holdings, Inc.                                              16    214,949
Minebea Company, Ltd.                                           3,523     14,230
Mitsubishi Chemical Corp.                                      17,970     52,658
Mitsubishi Corp.                                               12,944    175,995
Mitsubishi Electric Corp.                                      21,027    111,477
Mitsubishi Estate Company, Ltd.                                12,218    134,507
Mitsubishi Gas & Chemicals Company, Inc.                        3,171     16,240
Mitsubishi Heavy Industries, Ltd.                              32,063     83,836
Mitsubishi Logistc Corp.                                        1,057     10,817
Mitsubishi Materials Corp.                                     11,980     28,300
Mitsubishi Rayon Company, Ltd.                                  5,990     24,844
Mitsubishi Securities Company, Ltd.                             2,000     17,726
Mitsubishi Tokyo Financial Group, Inc.                             52    441,187
Mitsui & Company, Ltd.                                         15,389   $145,690
Mitsui Chemicals, Inc.                                          5,990     35,159
Mitsui Engineering & Shipbuilding Company, Ltd.                 5,638     11,031
Mitsui Fudosan Company, Ltd.                                    8,752     98,244
Mitsui Mining & Smelting Company, Ltd.                          5,990     28,138
Mitsui O.S.K. Lines, Ltd.                                      12,513     77,283
Mitsui Sumitomo Insurance Company, Ltd.                        12,741    114,762
Mitsui Trust Holdings, Inc.                                     5,990     61,569
Mitsukoshi, Ltd.                                                5,171     23,312
Mitsumi Electric Company, Ltd.                                    599      6,173
Mizuho Financial Group, Inc.                                       89    402,831
Murata Manufacturing Company, Ltd.                              2,196    111,869
Namco, Ltd.                                                       705      9,382
NEC Corp.                                                      20,617    111,534
NEC Electronics Corp.                                             352     15,869
Net One Systems Company, Ltd.                                       5     12,893
NGK Insulators, Ltd.                                            3,171     30,907
NGK Spark Plug Company, Ltd.                                    1,762     20,319
NHK Spring Company, Ltd. *                                      2,000     16,861
Nichii Gakkan Company, Ltd.                                       176      4,285
NICHIREI Corp.                                                  2,466      9,605
Nidec Corp.                                                       593     62,770
Nikko Cordial Corp.                                            16,913     74,417
Nikon Corp.                                                     2,819     31,924
Nintendo Company, Ltd.                                          1,092    114,212
Nippon Building Fund, Inc.                                          3     27,049
Nippon Electric Glass Company, Ltd. *                           2,000     30,223
Nippon Express Company, Ltd.                                    8,809     38,283
Nippon Kayaku Company, Ltd.                                     1,409      8,474
Nippon Light Metal Company, Ltd.                                3,876      9,191
NIPPON MEAT PACKERS, Inc.                                       1,762     20,478
Nippon Mining Holdings, Inc.                                    8,632     48,954
Nippon Oil Corp.                                               14,094     95,688
Nippon Paper Group, Inc.                                            9     33,027
Nippon Sheet Glass Company, Ltd.                                3,171     12,408
Nippon Shokubai Company, Ltd.                                   1,409     11,510
Nippon Steel Corp.                                             65,536    152,451
Nippon Telegraph & Telephone Corp.                                 56    239,834
Nippon Yusen Kabushiki Kaisha                                  10,923     62,834
Nippon Zeon Company                                             1,409     12,183
Nishimatsu Construction Company, Ltd.                           2,114      7,624
Nishi-Nippon City Bank, Ltd. *                                  5,000     21,819
Nissan Chemical Industries, Ltd.                                1,762     18,969
Nissan Motor Company, Ltd.                                     23,990    237,499
Nisshin Seifun Group, Inc.                                      2,114     21,939
Nisshin Steel Company                                           7,047     17,727
Nisshinbo Industries, Inc.                                      1,409     11,535
Nissin Food Products Co., Ltd.                                    916     23,497

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Nitori Company, Ltd.                                              159   $ 11,397
Nitto Denko Corp.                                               1,832    105,054
NOK Corp.                                                       1,092     30,522
Nomura Real Estate Office Fund, Inc. *                              2     15,183
Nomura Research Institute, Ltd.                                   211     21,079
Nomura Securities Company, Ltd.                                18,707    223,823
NSK, Ltd.                                                       5,285     27,114
NTN Corp.                                                       4,228     22,720
NTT Data Corp.                                                     13     44,423
NTT DoCoMo, Inc.                                                  186    275,034
NTT Urban Development Corp. *                                       3     12,307
Obayashi Corp.                                                  5,638     30,348
OBIC Co., Ltd.                                                     70     11,884
Odakyu Electric Railway Company                                 6,695     35,373
Oji Paper Company, Ltd.                                         8,809     45,987
Oki Electric Industry Company, Ltd.                             5,638     19,876
Okumura Corp.                                                   2,114     11,951
Olympus Optical Company, Ltd.                                   2,466     47,359
Omron Corp.                                                     2,361     52,048
Onward Kashiyama Company, Ltd.                                  1,409     17,836
Oracle Corp. - Japan                                              352     13,298
Oriental Land Company, Ltd.                                       493     29,248
Orix Corp.                                                        846    126,927
Osaka Gas Company, Ltd.                                        21,845     68,740
Pioneer Electronic Corp.                                        1,621     24,539
Promise Company, Ltd.                                             969     62,119
Q.P. Corp.                                                        987      8,249
Rakuten, Inc.                                                      41     32,864
Resona Holdings, Inc. *                                        48,271     90,092
Ricoh Company, Ltd.                                             7,399    115,611
Rinnai Corp.                                                      352      8,680
Rohm Company, Ltd.                                              1,127    108,727
Ryohin Keikaku Company, Ltd.                                      211     10,425
Sanden Corp.                                                    1,057      4,451
Sanken Electric Company                                         1,057     13,790
SANKYO Co., Ltd.                                                  493     22,936
SANKYO COMPANY, Ltd.                                            4,228     81,198
Santen Pharmaceutical Co., Ltd. *                                 900     20,408
Sanwa Shutter Corp.                                             1,762     10,152
Sanyo Electric Company, Ltd. *                                 18,151     46,314
Sapporo Holdings                                                2,466     11,895
SBI Holdings, Inc.                                                 60     20,206
Secom Company, Ltd.                                             2,290     98,488
Sega Sammy Holdings, Inc. *                                       646     39,607
Seiko Epson Corp.                                               1,022     34,094
Seino Transportation Co., Ltd.                                  1,409     12,729
Sekisui Chemical Company, Ltd.                                  4,228     29,124
Sekisui House, Ltd.                                             5,638     56,985
Seven Eleven Japan Company, Ltd.                                3,981   $110,553
SFCG Company, Ltd.                                                 70     16,378
Sharp Corp.                                                    10,218    159,751
Shimachu Company, Ltd.                                            423     10,641
Shimamura Company, Ltd.                                           176     14,853
Shimano, Inc.                                                     669     19,001
Shimizu Corp.                                                   6,695     31,208
Shin-Etsu Chemical Company, Ltd.                                3,911    148,456
Shinko Securities Company, Ltd. *                               6,000     19,042
Shinsei Bank, Ltd.                                             11,094     59,816
Shionogi & Company, Ltd.                                        3,523     45,455
Shiseido Company, Ltd.                                          3,523     44,470
Shizuoka Bank, Ltd.                                             6,342     54,494
Showa Denko K.K.                                                9,161     21,723
Showa Shell Sekiyu K.K.                                         2,255     22,568
Skylark Company, Ltd.                                             705     10,730
SMC Corp.                                                         564     61,531
SOFTBANK Corp.                                                  2,696    105,740
Sojitz Holdings Corp. *                                         1,691      7,303
Sompo Japan Insurance, Inc.                                     9,104     91,935
Sony Corp.                                                     10,042    345,870
Stanley Electric Corp.                                          1,508     24,474
Sumitomo Bakelite Company, Ltd.                                 1,762     11,407
Sumitomo Chemical Company, Ltd.                                16,446     75,624
Sumitomo Corp.                                                 10,866     87,096
Sumitomo Electric Industries, Ltd.                              7,399     75,785
Sumitomo Heavy Industries, Ltd.                                 5,990     28,786
Sumitomo Metal Industries, Ltd.                                41,577     71,226
Sumitomo Metal Mining Co., Ltd.                                 5,285     36,263
Sumitomo Mitsui Financial Group, Inc.                              44    297,539
Sumitomo Osaka Cement Company, Ltd.                             3,523      9,371
Sumitomo Realty & Development Company, Ltd.                     3,876     43,474
Sumitomo Rubber Industries, Inc. *                              2,000     20,413
Sumitomo Trust & Banking Company, Ltd.                         13,446     81,833
Suruga Bank, Ltd.                                               2,114     17,231
Suzuken Company, Ltd.                                             723     18,220
T&D Holdings, Inc.                                              2,541    119,593
TAIHEIYO CEMENT Corp.                                           8,809     23,510
Taisei Corp.                                                    9,866     33,269
Taisho Pharmaceuticals Company, Ltd.                            1,762     34,315
Taiyo Nippon Sanso Corp.                                        2,819     14,335
Taiyo Yuden Company, Ltd.                                       1,057     11,722
Takara Holdings                                                 1,409      8,778
Takashimaya Company, Ltd.                                       2,819     25,239
Takeda Pharmaceutical Company, Ltd.                             9,549    473,533
Takefuji Corp.                                                  1,226     82,905
Takuma Company, Ltd.                                              705      5,003
Tanabe Seiyaku Co., Ltd. *                                      3,000     28,942

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------

COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
TDK Corp.                                                    1,268   $    86,431
Teijin, Ltd.                                                 8,104        37,630
Teikoku Oil Company, Ltd.                                    1,762        13,122
Terumo Corp.                                                 1,903        54,906
The 77th Bank, Ltd.                                          3,523        21,695
THK Company, Ltd.                                              881        18,190
TIS, Inc.                                                      317        10,832
Tobu Railway Company, Ltd.                                   7,752        28,098
Toda Corp.                                                   1,762         7,530
Toho Company, Ltd.                                           1,233        17,787
Tohoku Electric Power Company, Ltd.                          4,580        97,662
Tokuyama Corp. *                                             2,000        14,246
Tokyo Broadcasting Company, Ltd.                               352         5,827
Tokyo Electric Power Company, Ltd.                          12,367       294,930
Tokyo Electron, Ltd.                                         1,832        96,960
Tokyo Gas Company, Ltd.                                     23,835        89,185
Tokyo Steel Manufacturing Co., Ltd. *                        1,300        16,445
Tokyo Style Company, Ltd.                                      705         7,043
Tokyo Tatemono Company, Ltd. *                               3,000        20,151
Tokyu Corp.                                                  9,866        44,300
Tokyu Land Corp.                                             3,171        14,953
TonenGeneral Sekiyu K.K.                                     3,171        34,309
Toppan Printing Company, Ltd.                                5,990        63,459
Toray Industries, Inc.                                      13,389        63,498
Toshiba Corp.                                               31,711       126,375
Tosoh Corp.                                                  4,228        17,574
Toto, Ltd.                                                   3,171        25,074
Toyo Seikan Kaisha, Ltd.                                     1,909        30,173
Toyo Suisan Kaisha, Ltd. *                                     705        11,035
Toyobo Company, Ltd.                                         4,933        11,520
Toyoda Gosei Co., Ltd.                                         634        10,209
Toyota Industries Corp.                                      2,290        62,562
Toyota Motor Corp.                                          30,847     1,104,162
Toyota Tsusho Corp. *                                        2,000        32,657
Trend Micro, Inc.                                              733        26,105
Ube Industries, Ltd.                                         8,037        16,377
UFJ Holdings, Inc. *                                            42       218,880
UNI Charm Corp.                                                458        18,417
Uniden Corp. *                                                 705        11,162
UNY Company, Ltd.                                            1,762        20,033
Ushio, Inc.                                                  1,057        18,822
USS Company., Ltd.                                             243        15,490
Wacoal Corp.                                                 1,057        13,380
West Japan Railway Company, Ltd.                                19        65,098
World Company, Ltd.                                            388        13,574
Yahoo Japan Corp.                                               42        88,234
Yakult Honsha Company, Ltd.                                  1,057        19,060
Yamada Denki Company, Ltd.                                     716        41,187
Yamaha Corp.                                                 1,726   $    26,923
Yamaha Motor Company, Ltd.                                   1,691        31,027
Yamato Transport Company, Ltd.                               3,580        49,709
Yamazaki Baking Company, Ltd.                                1,409        12,158
Yaskawa Electric Corporation *                               2,000        11,902
Yokogawa Electric Corp.                                      2,114        26,132
                                                                     -----------
                                                                      20,790,056

LUXEMBOURG - 0.11%
Arcelor SA                                                   5,302       104,045
Tenaris SA, ADR                                                396        30,995
                                                                     -----------
                                                                         135,040

MALAYSIA - 0.00%
KrisAssets Holdings Berhad *                                   441           319

MEXICO - 0.69%
Alfa SA de CV                                                3,502        19,873
America Movil SA de CV *                                    69,973       207,987
Cemex SA de CV *                                            32,368       137,404
Coca-Cola Femsa SA de CV                                     2,753         7,299
Consorcio ARA SA de CV                                       1,515         5,232
Controladora Comercial Mexicana SA de CV                     3,629         4,379
Corp GEO SA de CV *                                          4,052        10,227
Fomento Economico Mexicano SA de CV                          6,885        41,038
Grupo Aeroportuario del Sureste SA de CV                     2,192         6,918
Grupo Bimbo SA de CV                                         3,258         9,360
Grupo Carso SA de CV *                                       8,058        15,559
Grupo Financiero Banorte SA de CV                            3,589        23,655
Grupo Mexico SA                                             11,376        18,544
Grupo Modelo SA                                              5,717        17,832
Grupo Televisa SA                                           22,383        69,294
Industrias Penoles SA de CV                                    898         4,191
Kimberly-Clark de Mexico SA de CV *                          5,400        18,492
Telefonos de Mexico SA de CV                               152,666       143,986
TV Azteca SA de CV *                                        13,247         6,395
Vitro SA de CV                                               1,586         1,148
Wal-Mart de Mexico SA                                       19,621        79,559
                                                                     -----------
                                                                         848,372

NETHERLANDS - 3.99%
ABN AMRO Holdings NV                                        19,984       492,015
Aegon NV                                                    15,940       206,542
Akzo Nobel NV                                                3,040       119,827
ASML Holding NV *                                            5,417        85,330
Buhrmann NV                                                  1,337        13,216
Corio NV                                                       484        27,036
Dsm NV                                                         833        57,042
Euronext NV                                                    866        29,326
Getronics NV                                                 1,360        16,057
Hagemeyer NV *                                               5,649        13,395
Heineken NV                                                  2,744        84,788

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

NETHERLANDS (CONTINUED)
IHC Caland NV                                                   389   $   26,685
ING Groep NV                                                 20,892      590,704
Koninklijke (Royal) KPN NV                                   23,583      198,011
Koninklijke (Royal) Philips Electronics NV                   14,679      371,171
Koninklijke Ahold NV *                                       17,375      142,944
Oce-Van Der Grinten NV                                          883       13,012
Randstad Holdings NV                                            513       17,726
Reed Elsevier NV                                              7,668      106,873
Rodamco Europe NV                                               482       39,508
Royal Dutch Petroleum Company NV                             23,080    1,507,860
Royal Numico NV *                                             1,637       65,516
TNT Post Group NV                                             4,190      106,201
Unilever NV                                                   6,374      413,726
Vedior NV                                                     1,821       25,689
VNU NV                                                        2,693       75,165
Wereldhave NV                                                   225       23,996
Wolters Kluwer NV                                             3,147       60,233
                                                                      ----------
                                                                       4,929,594

NEW ZEALAND - 0.18%
Auckland International Airport, Ltd.                         10,672       17,745
Carter Holt Harvey, Ltd.                                      7,106       11,271
Contact Energy, Ltd.                                          3,151       16,880
Fisher & Paykel Appliances Holdings, Ltd.                     2,720        6,339
Fisher & Paykel Healthcare Corp.                              4,998       11,335
Fletcher Building, Ltd.                                       4,780       22,979
Independent Newspapers, Ltd.                                  1,196        5,408
NGC Holdings, Ltd.                                            1,694        4,478
Sky City Entertainment Group, Ltd.                            4,678       14,580
Sky Networks Television, Ltd. *                               1,064        5,145
Telecom Corp. of New Zealand, Ltd.                           21,942       91,743
Tower, Ltd. *                                                 2,729        4,082
Warehouse Group, Ltd.                                         1,502        4,180
Waste Management Corp.                                        1,085        5,080
                                                                      ----------
                                                                         221,245

NORWAY - 0.62%
Den Norske Bank ASA                                           7,999       83,473
Norsk Hydro ASA                                               1,694      155,408
Norske Skogindustrier ASA                                     1,380       22,736
Orkla ASA                                                     2,282       84,089
Petroleum Geo-Services ASA *                                    687       16,544
Prosafe ASA                                                     400       12,018
Schibsted ASA                                                   629       17,311
Smedvig ASA, A shares                                           370        7,496
Statoil ASA                                                   7,829      159,807
Stolt Offshore ASA *                                          2,147       19,615
Stolt-Nielsen SA *                                              400       13,455
Storebrand ASA                                                2,678       25,080
Tandberg ASA                                                  1,636       17,510
Tandberg Television ASA *                                       800   $    9,939
Telenor ASA                                                   9,409       75,169
Tomra Systems ASA                                             1,867        7,708
Yara International ASA                                        2,491       39,611
                                                                      ----------
                                                                         766,969

POLAND - 0.18%
Agora SA *                                                      322        6,167
Bank BPH SA                                                      89       15,168
Bank Pekao SA                                                   770       33,182
Bank Zachodni WBK SA *                                          225        7,137
Boryszew SA *                                                   284        1,717
BRE Bank SA *                                                    89        3,622
Budimex SA *                                                    119        1,663
Computerland SA *                                                64        1,724
Debica SA *                                                      65        1,692
Globe Trade Centre SA *                                          62        2,097
Grupa Kety SA                                                    87        3,137
KGHM Polska Miedz SA *                                        1,131       11,508
Mondi Packaging Paper Swiecie SA                                130        1,836
Orbis SA *                                                      263        1,818
Polska Grupa Farmaceutyczna SA *                                103        1,634
Polski Koncern Naftowy Orlen SA *                             3,075       46,379
Powszechna Kasa Oszczednosci Bank Polski SA *                 4,109       33,324
Prokom Software SA *                                            108        3,167
Telekomunikacja Polska SA                                     7,190       44,539
TVN SA *                                                        170        2,493
                                                                      ----------
                                                                         224,004

PORTUGAL - 0.24%
Banco BPI, SA                                                 3,665       13,968
Banco Comercial dos Acores, SA                               22,930       58,813
Banco Espirito Santo, SA                                      1,125       17,544
Brisa Auto Estrada, SA                                        3,859       30,301
Cimpor-Cimentos De Portugal, SA                               2,161       12,131
Electricidade De Portugal, SA                                21,801       54,862
Jeronimo Martins, SGPS, SA                                      405        5,806
Portugal Telecom, SGPS, SA                                    8,211       77,883
PT Multimedia.com, SGPS, SA *                                 1,010       10,619
Sonae, SGPS, SA                                               9,646       13,304
                                                                      ----------
                                                                         295,231

RUSSIA - 0.65%
AFK Sistema, GDR *                                            1,170       19,188
Gazprom, ADR                                                    852       30,672
JSC MMC Norilsk Nickel, ADR                                     889       54,229
Lukoil Oil Company, ADR                                      10,036      369,425
Mechel Steel Group, ADR                                         339        8,611
Mobile Telesystems, ADR                                       1,204       40,515
RAO Unified Energy System, ADR                                1,078       32,502
Rostelecom, ADR                                                 937       11,291

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                             AMOUNT       VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)

RUSSIA (CONTINUED)
Sberbank of Russian Federation, ADR                               473   $ 31,218
Sibirtelecom, ADR                                                  74      3,226
Surgutneftegaz, ADR for PFD Shares                                835     47,804
Surgutneftegaz, ADR                                             1,984     74,142
Tatneft, ADR                                                      781     28,897
UralsvyAzinform, ADR                                              696      4,719
VolgaTelecom, ADR                                                 636      4,070
Vympel Communicatii, ADR *                                      1,115     37,943
Wimm-Bill-Dann Foods OJSC, ADR *                                  219      3,598
                                                                        --------
                                                                         802,050

SINGAPORE - 0.67%
Allgreen Properties, Ltd.                                       4,580      3,149
Ascendas Real Estate                                            9,971     13,062
CapitaLand, Ltd.                                               11,275     15,906
CapitaMall Trust                                                6,871      9,693
Chartered Semiconductor Manufacturing, Ltd. *                  10,570      8,333
City Developments, Ltd.                                         5,285     23,495
ComfortDelGro Corp., Ltd.                                      19,731     19,766
Creative Technology, Ltd.                                         546      3,592
Datacraft Asia, Ltd. *                                          2,114      2,347
DBS Group Holdings, Ltd.                                       12,684    107,514
Fraser & Neave, Ltd.                                            1,980     18,426
Haw Par Corp., Ltd.                                               877      2,677
Jardine Cycle and Carriage, Ltd.                                1,424     11,226
Keppel Corp., Ltd.                                              5,990     44,382
Keppel Land, Ltd.                                               3,876      5,744
Neptune Orient Lines, Ltd.                                      5,638     12,633
Oversea-Chinese Banking Corp., Ltd.                            11,980     82,373
OverSeas Union Enterprises, Ltd.                                  705      3,803
Parkway Holdings, Ltd.                                          6,695      7,461
SembCorp Industries, Ltd. *                                     9,604     15,200
SembCorp Logistics, Ltd. *                                      2,361      2,407
SembCorp Marine, Ltd.                                           5,638      8,789
Singapore Airlines, Ltd.                                        5,990     39,766
Singapore Exchange, Ltd.                                        7,399      9,254
Singapore Land, Ltd.                                            1,409      4,719
Singapore Post, Ltd.                                           15,151      8,936
Singapore Press Holdings, Ltd.                                 17,441     44,454
Singapore Technologies Engineering, Ltd.                       14,798     21,227
Singapore Telecommunications, Ltd. *                           74,373    122,114
SMRT Corporation, Ltd.                                          5,990      4,190
ST Assembly Test Services, Ltd. *                               9,866      7,076
Suntec Real Estate Investment Trust *                           8,809      6,370
United Overseas Bank, Ltd.                                     13,037    109,733
United Overseas Land, Ltd.                                      5,532      7,476
Venture Corp., Ltd.                                             2,466     23,388
Wing Tai Holdings, Ltd.                                         4,228      2,494
                                                                        --------
                                                                         833,175

SOUTH AFRICA - 1.43%
African Bank Investments, Ltd. *                                5,172   $ 14,482
Alexander Forbes, Ltd.                                          3,205      6,191
Allan Gray Property Trust                                      11,569      7,986
Anglo American Platinum Corp., Ltd. - ZAR                         736     32,841
Anglo American PLC                                             14,124    331,605
AngloGold Ashanti, Ltd.                                         1,486     53,290
Aspen Pharmacare Holdings, Ltd.                                 2,236      7,968
Aveng, Ltd.                                                     4,147      7,669
AVI, Ltd. *                                                     3,073      6,074
Barloworld, Ltd.                                                2,435     34,637
Bidvest Group, Ltd. *                                           2,868     31,220
Consol, Ltd. *                                                  3,073      4,854
Edgars Consolidated Stores, Ltd.                                  549     23,835
Ellerine Holdings, Ltd.                                         1,259      9,803
FirstRand, Ltd.                                                33,764     70,121
Foschini, Ltd. *                                                2,089     12,355
Gold Fields, Ltd.                                               3,877     44,235
Grindrod, Ltd.                                                    760      5,064
Harmony Gold Mining Company, Ltd.                               3,774     32,917
Impala Platinum Holdings, Ltd.                                    712     63,646
Imperial Holdings, Ltd. *                                       2,045     31,327
Investec, Ltd. *                                                  342     10,165
JD Group, Ltd.                                                  1,848     17,765
Kumba Resources, Ltd.                                             707      6,161
Liberty Group, Ltd. *                                           1,406     12,505
Massmart Holdings, Ltd.                                         2,160     14,480
Metropolitan Holdings, Ltd.                                     6,911     10,472
Mittal Steel South Africa, Ltd.                                 2,251     15,841
MTN Group, Ltd.                                                14,912     98,802
Murray & Roberts Holdings, Ltd.                                 3,429      7,188
Nampak, Ltd. *                                                  6,511     14,526
Naspers, Ltd. *                                                 3,362     41,782
Nedbank Group, Ltd.                                             2,206     24,572
Network Healthcare Holdings, Ltd. *                            13,532     12,421
Old Mutual PLC                                                 43,226     94,496
Pick'n Pay Stores, Ltd.                                         2,247      8,411
Pretoria Portland Cement Co., Ltd.                                159      5,475
Reunert, Ltd.                                                   1,761      9,666
Sanlam, Ltd. *                                                 29,561     51,964
Sappi, Ltd.                                                     2,306     25,482
Sasol, Ltd.                                                     6,416    173,692
Shoprite Holdings, Ltd.                                         4,695     10,299
Spar Group, Ltd.                                                1,589      5,782
Standard Bank Group, Ltd.                                      13,636    132,000
Steinhoff International Holdings, Ltd.                          9,559     22,042
Super Group, Ltd.                                               3,344      5,332
Telkom SA, Ltd.                                                 2,820     46,067
Tiger Brands, Ltd. *                                            1,907     32,552

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

SOUTH AFRICA (CONTINUED)
Tongaat-Hulett Group, Ltd.                                      529   $    4,752
Truworths International, Ltd.                                 5,185       13,509
Woolworths Holdings, Ltd. *                                   8,604       13,527
                                                                      ----------
                                                                       1,773,848

SPAIN - 3.06%
Abertis Infrastructuras SA                                    2,512       64,035
Acciona SA                                                      299       29,663
Acerinox SA                                                   1,876       25,579
ACS Actividades SA                                            2,749       76,961
Aguas De Barcelona SA                                           529       11,405
Altadis SA, Series A                                          2,845      119,335
Amadeus Global Travel Distribution SA, Series A               3,393       29,679
Antena 3 de Television SA                                       774       15,488
Banco Bilbao Vizcaya Argentaria SA                           35,936      554,768
Banco Popular Espanol SA *                                    8,940      108,052
Banco Santander Central, Hispano SA                          62,960      730,491
Cintra Concesiones de Infraestructuras de Transporte SA       2,106       24,741
Corporacion Mapfre SA                                         1,037       15,520
Ebro Puleva SA *                                                917       16,309
Endesa SA                                                    10,063      236,311
Fomento de Construcciones SA                                    489       27,563
Gamesa Corporation Tecno SA                                   1,182       16,031
Gas Natural SDG SA                                            1,910       56,338
Grupo Ferrovial SA                                              659       42,496
Iberdrola SA                                                  8,608      227,242
Iberia Lineas Aereas de Espana SA                             4,620       13,247
Indra Sistemas SA                                             1,321       26,163
Industria de Diseno Textil SA                                 2,303       59,292
Inmobiliaria Colonial SA                                        333       17,727
Metrovacesa SA, New RFD *                                        22        1,300
Metrovacesa SA                                                  442       26,053
NH Hoteles SA *                                                 742       10,189
Promotora de Informaciones SA                                   809       15,690
Repsol SA                                                     9,668      247,505
Sacyr Vallehermoso SA                                         1,200       28,296
Sogecable SA *                                                  437       15,539
Telefonica Publicidad e Informacion SA                        1,812       15,850
Telefonica SA                                                49,151      805,160
Union Fenosa SA                                               2,217       67,619
Zeltia SA *                                                   1,631       11,050
                                                                      ----------
                                                                       3,788,687

SWEDEN - 1.91%
Alfa Laval AB                                                   817       11,829
Assa Abloy AB, Series B                                       3,101       39,933
Atlas Copco AB, Series A *                                    3,489       55,435
Atlas Copco AB, Series B *                                    2,220       32,001
Axfood AB                                                       312        7,836
Billerud Aktibolag AB                                           493   $    5,906
Capio AB *                                                      833       12,274
Castellum AB                                                    438       17,847
D. Carnegie & Company AB                                        527        6,246
Electrolux AB, Series B                                       3,124       66,648
Elekta AB, Series B *                                           281       11,666
Eniro AB                                                      1,566       17,858
Ericsson LM, Series B                                       160,750      516,994
Fabege AB                                                       852       18,559
Gambro AB, Series A                                           1,832       24,530
Gambro AB, Series B                                             987       13,216
Getinge AB, Series B                                          2,131       29,080
Hennes & Mauritz AB, Series B                                 5,168      182,102
Hoganas AG, B Shares                                            247        6,630
Holmen AB, Series B                                             529       14,302
Lundin Petroleum AB, Series A *                               1,781       15,290
Modern Time Group AB, Series B *                                546       16,756
Nobel Biocare AG *                                               53        3,036
Nordea Bank AB                                               23,198      211,042
OMX AB *                                                        775        8,838
Oriflame Cosmetics AB *                                         264        6,021
Sandvik AB                                                    2,220       82,634
SAS AB *                                                        846        7,290
Scania AB, Series B                                             987       36,423
Securitas AB, B Shares                                        3,101       51,853
Skandia Forsakrings AB                                       11,070       60,851
Skandinaviska Enskilda Banken AB, Series A                    5,133       85,502
Skanska AB, Series B                                          3,841       47,493
SKF AB, Series B *                                            7,248       74,297
SSAB Svenskt Stal AB, Series A                                  634       14,622
SSAB Svenskt Stal AB, Series B                                  282        6,215
Svenska Cellulosa AB, Series B                                2,108       67,526
Svenska Handelsbanken AB, Series A                            5,661      115,695
Swedish Match AB                                              3,847       43,747
Tele2 AB, Series B Redemption *                               1,004        1,280
Tele2 AB, Series B *                                          3,500       32,962
Telelogic AB *                                                3,000        5,766
Teliasonera AB                                               22,057      105,418
Trelleborg AB, Series B                                         846       12,574
Volvo AB, Series A                                            1,022       40,333
Volvo AB, Series B                                            2,496      101,703
Wihlborgs Fastigheter AB *                                      369        8,983
WM Data AB, Series B                                          3,523        8,893
                                                                      ----------
                                                                       2,363,935

SWITZERLAND - 5.43%
ABB, Ltd. *                                                  21,872      143,233
Adecco SA                                                     1,514       68,931
Ciba Specialty Chemicals Holding AG                             762       44,376

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

SWITZERLAND (CONTINUED)
Clariant AG *                                                 2,679   $   35,610
Compagnie Financiere Richemont AG, Series A                   5,519      185,444
Credit Suisse Group AG                                       13,542      533,677
Geberit AG                                                       40       25,571
Givaudan AG                                                      78       45,333
Holcim, Ltd.                                                  2,044      124,294
Kudelski SA                                                     377       13,784
Kuoni Reisen Holding AG, Series B *                              33       13,391
Logitech International AG *                                     966       20,183
Lonza Group AG                                                  433       23,951
Micronas Semiconductor Holding AG *                             365       13,801
Nestle SA                                                     4,505    1,151,976
Nobel Biocare Holding AG, Series BR                             265       53,715
Novartis AG, REG                                             26,353    1,254,269
Phonak Holding AG                                               483       18,112
PSP Swiss Property AG *                                         449       19,462
Rieter Holdings AG                                               51       14,115
Roche Holdings AG                                             7,842      991,637
Schindler Holding AG                                             58       20,936
Serono AG, Series B                                              64       40,864
SIG Holding AG, REG                                              75       16,971
Societe Generale de Surveillance Holdings AG                     48       32,949
Straumann Holding AG                                             82       17,069
Sulzer AG                                                        45       18,559
Swatch Group AG, BR shares                                      370       51,922
Swatch Group AG                                                 638       18,229
Swiss Reinsurance Company AG                                  3,586      220,298
Swisscom AG                                                     257       83,750
Syngenta AG *                                                 1,188      122,162
Synthes AG                                                      517       56,710
UBS AG                                                       11,933      930,303
Unaxis Holding AG *                                              58        7,958
Valora Holding AG *                                              37        8,372
Zurich Financial Services AG *                                1,605      276,280
                                                                      ----------
                                                                       6,718,197

TAIWAN - 0.00%
Macronix International Co., Ltd. *                               46            8
Optimax Technology Corp.                                        172          398
                                                                      ----------
                                                                             406

THAILAND - 0.24%
Advanced Information Service, Public Co., Ltd.               10,000       23,706
Airports of Thailand, Public Co., Ltd.                        4,900        5,334
Ban Pu Coal Public Co., Ltd.                                  1,600        5,767
Bangkok Bank Public Co., Ltd.                                 3,000        7,329
Bangkok Bank Public Co., Ltd.                                10,600       27,692
Bangkok Expressway Public Co., Ltd.                           4,000        2,516
BEC World, Public Co., Ltd.                                  10,400        2,918
Charoen Pokphand Foods Public Co., Ltd.                      26,500   $    2,718
Delta Electronics Thailand, Public Co., Ltd.                  4,200        1,717
Electricity Generating Public Co., Ltd.                       1,500        2,867
GMM Grammy, Public Co., Ltd.                                  2,900          884
Hana Microelectronics Public Co., Ltd.                        6,400        3,220
Italian-Thai Development Public Co., Ltd.                    15,200        3,511
Kasikornbank, Public Co., Ltd., Alien Mkt REG                13,100       18,062
Kasikornbank, Public Co., Ltd.                                2,500        3,326
Kiatnakin Finance & Securities, Public Co., Ltd.              2,400        1,597
Krung Thailand Bank, Public Co., Ltd.                        31,900        7,176
Land & Houses, Public Co., Ltd., Alien MKT REG               27,800        4,707
Land & Houses, Public Co., Ltd.                              13,100        2,155
National Finance, Public Co., Ltd.                            7,600        2,353
National Petrochemical, Public Co., Ltd.                        900        2,656
PTT Exploration & Production Public Co., Ltd.                 3,000       27,867
PTT, Public Co., Ltd.                                         9,500       50,097
Ratchaburi Electricity Generating Holding,
   Public Co., Ltd.                                           3,300        3,233
Sahaviriya Steel Industries Public Co., Ltd.                 60,400        2,805
Seven Eleven Corp., Alien Mkt REG *                           4,405          639
Shin Corp. Public Co., Ltd.                                  11,800       10,704
Siam Cement, Public Co., Ltd., Alien Mkt REG                  3,400       19,903
Siam Cement, Public Co., Ltd.                                 1,500        8,273
Siam City Cement, Public Co., Ltd.                              700        4,707
Siam Commercial Bank, Public Co., Ltd.                        8,700        9,786
Siam Makro, Public Co., Ltd.                                  1,000        1,488
Sino Thailand Engineering & Construction,
   Public Co., Ltd.                                           5,900        1,527
Thailand Airways International, Public Co., Ltd. *            5,800        5,577
Thailand Olefins, Public Co., Ltd.                            2,300        3,199
Thailand Union Frozen Products, Public Co., Ltd.              3,500        2,328
Tisco Finance, Public Co., Ltd.                               3,100        1,875
True Corp., Public Co., Ltd. *                               19,100        4,805
United Broadcasting Corp., Public Co., Ltd. *                 1,800          993
                                                                      ----------
                                                                         292,017

TURKEY - 0.20%
Akbank AS                                                     6,009       34,737
Akcansa Cimento AS                                              393        1,578
Aksa Akrilik Kimya Sanayii AS                                   109        1,039
Aksigorta AS                                                    536        2,253
Alarko Holding AS *                                              48        1,721
Anadolu Efes Biracilik Ve Malt Sanayii AS                       647       14,936
Arcelik AS                                                      800        4,775
Aygaz AS                                                        651        1,515
Cimsa Cimento Sanayi VE Tica AS                                 485        2,330
Dogan Sirketler Grubu Holdings AS *                           2,959        7,464

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

TURKEY (CONTINUED)
Dogan Yayin Holding AS *                                      2,321   $    5,855
Eregli Demir ve Celik Fabrikalari TAS                         3,946       17,182
Ford Otomotiv Sanayi AS                                         702        4,638
HACI Omer Sabanci Holdings, AS                                3,441       13,304
Hurriyet Gazetecilik AS                                       1,458        3,481
Is Gayrimenkul Yatirim Ortakligi AS                           1,351        2,201
KOC Holdings AS                                               2,296       10,170
Migros Turk TAS                                                 793        6,192
Tofas Turk Otomobil Fabrik AS                                 1,125        1,917
Trakya Cam Sanayi AS                                            797        2,693
Tupras Turkiye Petrol Rafine AS                               1,005       14,411
Turk Hava Yollari AS *                                          509        2,885
Turk Sise ve Cam Fabrikalari AS                               1,482        4,339
Turkcell Iletisim Hizmet AS                                   2,977       14,751
Turkiye Garanti Bankasi AS *                                  4,812       20,773
Turkiye Is Bankasi AS                                         5,633       32,986
Vestel Elektronik Sanayi AS *                                   796        2,916
Yapi ve Kredi Bankasi AS *                                    3,881       14,860
                                                                      ----------
                                                                         247,902

UNITED KINGDOM - 18.73%
3I Group PLC                                                  6,318       76,794
Aegis Group PLC                                              12,942       23,086
Aggreko PLC                                                   2,348        7,808
Alliance Unichem PLC                                          2,527       38,485
AMEC PLC                                                      3,588       21,227
Amvescap PLC                                                  8,049       48,051
Anglo American PLC                                              682       16,005
ARM Holdings PLC                                             14,046       28,517
Arriva PLC                                                    2,070       20,225
Associated British Ports Holdings PLC                         3,625       32,039
AstraZeneca Group PLC                                        17,099      708,420
Aviva PLC                                                    24,658      274,959
BAA PLC                                                      11,134      123,755
Barclays PLC                                                 67,562      672,832
Barratt Developments PLC                                      2,687       34,515
BBA Group PLC                                                 5,122       28,328
Bellway PLC                                                   1,200       18,566
Berkeley Group Holdings PLC *                                   992       16,272
BG Group PLC                                                 36,856      303,278
BHP Billiton PLC                                             25,740      328,555
BICC PLC                                                      4,801       28,468
BOC Group PLC                                                 5,369       96,638
Boots Group PLC                                               7,914       86,404
Bovis Homes Group PLC                                         1,490       18,966
BP PLC                                                      224,726    2,340,720
BPB PLC                                                       5,634       53,431
Brambles Industries, Ltd.                                     7,764       42,592
Bristish Aerospace Systems PLC                               33,249      171,073
Britannic Group PLC                                           2,430   $   22,152
British Airways PLC *                                         6,097       28,802
British American Tobacco Australasia, Ltd.                   16,735      322,818
British Land Company PLC                                      5,545       87,081
British Sky Broadcasting Group PLC                           12,813      121,169
Brixton PLC                                                   3,171       20,252
BT Group PLC                                                 88,921      366,650
Bunzl PLC                                                     3,741       34,942
Cable & Wireless PLC                                         25,815       68,957
Cadbury Schweppes PLC                                        21,527      205,698
Capita Group PLC                                              7,438       49,071
Carnival PLC                                                  1,814      102,992
Cattles PLC                                                   3,867       21,352
Centrica PLC                                                 38,696      160,770
Close Brothers Group PLC                                      1,267       16,729
Cobham PLC                                                    1,258       31,912
Compass Group PLC                                            22,070       92,782
Cookson Group PLC *                                           2,325       12,734
Corus Group PLC *                                            44,840       33,763
Daily Mail and General Trust PLC                              3,233       38,108
De Lousiana Rue PLC                                           1,668       12,141
Diageo PLC                                                   31,416      463,522
Dixons Group PLC                                             20,533       57,793
E D & F Manitoba Treasury Management PLC                      3,008       78,031
Electrocomponents PLC                                         4,973       21,441
EMAP PLC                                                      2,608       36,375
EMI Group PLC                                                 8,233       37,490
Enterprise Inns PLC                                           3,898       58,281
Filtrona PLC *                                                2,405       10,477
First Choice Holidays PLC *                                   5,672       19,422
FirstGroup PLC                                                4,549       26,851
FKI PLC                                                       5,270        9,188
Friends Provident Ethical Investment Trust
   PLC                                                       19,721       64,346
Fyffes PLC                                                      729        2,169
Gallaher Group PLC                                            6,786      100,853
George Wimpey PLC                                             4,230       33,291
GKN PLC                                                       8,009       37,044
GlaxoSmithKline PLC                                          61,496    1,489,437
Grafton Group PLC *                                             412        4,765
Great Portland Estates PLC                                    1,165        7,300
Group 4 Securicor PLC                                        12,779       33,677
GUS PLC                                                      10,394      164,071
Hammerson PLC                                                 2,796       44,586
Hanson PLC                                                    7,858       75,579
Hays PLC                                                     19,272       44,742
HBOS PLC                                                     41,088      633,849
Hilton Group PLC                                             16,815       86,290
HMV Group PLC                                                 4,092       17,350

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
HSBC Holdings PLC                                         117,378   $  1,872,823
ICAP PLC                                                    4,825         25,691
IMI PLC                                                     3,995         29,866
Imperial Chemical Industries PLC                           12,895         58,719
Imperial Tobacco Group PLC                                  7,563        203,785
Inchcape PLC                                                  778         28,690
InterContinental Hotels Group PLC *                         4,676         59,063
International Power PLC                                    14,929         55,134
Intertek Group PLC                                          1,614         20,312
Invensys PLC *                                             51,595          9,712
iSOFT Group PLC                                             2,725         20,494
ITV PLC                                                    42,242         93,147
J Sainsbury PLC                                            14,605         74,687
Johnson Matthey PLC                                         2,511         48,032
Kesa Electricals PLC                                        5,902         29,573
Kingfisher PLC                                             25,222        111,233
Land Securities Group PLC                                   4,867        121,282
Legal & General Group PLC                                  69,649        143,593
Liberty International PLC                                   2,579         44,779
Lloyds TSB Group PLC                                       58,505        496,106
Logicacmg PLC                                               8,538         26,710
London Stock Exchange PLC *                                 2,643         23,288
Marconi Corp. *                                             2,093         11,332
Marks & Spencer Group, PLC                                 17,153        110,858
Meggitt PLC                                                 4,434         22,476
MFI Furniture Group PLC                                     5,561         11,041
Misys PLC                                                   5,080         21,675
Mitchells & Butler PLC                                      5,679         34,030
National Express Group PLC                                  1,445         23,548
National Grid Transco PLC                                  32,211        312,407
Next Group PLC                                              2,871         77,668
Ocean Group PLC                                             3,089         47,016
Pearson PLC                                                 8,636        101,795
Persimmon PLC                                               2,833         39,666
Pilkington PLC                                             12,077         25,927
Premier Farnell PLC                                         4,708         13,631
Provident Financial PLC                                     2,837         36,518
Prudential Corp. PLC                                       24,689        219,646
Punch Taverns PLC                                           2,531         33,260
Rank Group PLC                                              6,556         31,616
Reckitt Benckiser PLC                                       6,383        188,239
Reed Elsevier PLC                                          13,246        126,927
Rentokil Initial PLC                                       20,156         57,725
Reuters Group PLC                                          14,875        105,335
Rexam PLC                                                   6,093         52,623
Rio Tinto PLC                                              11,139        341,078
Rolls-Royce Group PLC, B Shares                           803,417          1,440
Rolls-Royce Group PLC *                                    15,795         81,339
Royal & Sun Alliance PLC                                   32,794   $     49,238
Royal Bank of Scotland Group PLC                           33,251      1,005,037
SAB Miller PLC                                              9,172        143,302
Schroders PLC                                               1,520         20,628
Scottish & Newcastle PLC                                    7,780         64,682
Scottish & Southern Energy PLC                              8,890        161,447
Scottish Power PLC                                         19,319        171,959
Serco Group PLC                                             5,406         24,714
Severn Trent PLC                                            3,744         68,262
Shell Transport & Trading Company PLC                     100,703        979,856
Signet Group PLC                                           17,851         34,803
Slough Estates PLC                                          4,254         39,772
Smith & Nephew PLC                                          9,980         98,583
Smiths Group PLC                                            5,954         98,094
SSL International PLC                                       1,722          8,737
Stagecoach Group PLC *                                      7,511         15,889
Tate & Lyle PLC                                             4,873         41,671
Taylor Woodrow PLC                                          6,515         39,448
Tesco PLC                                                  81,047        463,134
The Davis Service Group PLC                                 1,848         15,024
The Peninsular & Oriental Steam Navigation
   Co., PLC                                                 7,659         43,561
The Sage Group PLC                                         14,127         56,667
Tomkins PLC                                                 8,055         37,762
Travis Perkins PLC                                          1,134         35,333
Trinity Mirror PLC                                          3,348         37,093
Unilever PLC                                               28,807        278,102
United Business Media PLC *                                 2,998         26,631
United Utilities PLC, Class A                               3,524         20,848
United Utilities PLC                                        6,014         71,159
Vodafone Group PLC                                        680,258      1,658,565
Whitbread PLC *                                             2,844         48,641
William Hill PLC                                            4,353         42,102
Wolseley PLC                                                6,363        133,921
WPP Group PLC                                              12,325        126,940
Yell Group PLC                                              7,569         57,704
Yorkshire Water PLC                                         4,126         51,667
                                                                    ------------
                                                                      23,165,615

UNITED STATES - 3.93%
iShares FTSE/Xinhua China 25 Index Fund *                  20,753      1,184,261
iShares MSCI Brazil Index Fund                             28,595        709,728
iShares MSCI Malaysia Index Fund                           70,000        484,400
iShares MSCI South Korea Index Fund                        77,410      2,477,121
                                                                    ------------
                                                                       4,855,510

VENEZUELA - 0.01%
CIA Anonima Nacional Telefonos de Venezuela,
   ADR                                                        950         17,993
                                                                    ------------
TOTAL COMMON STOCKS (Cost $113,067,626)                             $114,413,795
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST A (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
PREFERRED STOCKS - 0.16%

GERMANY - 0.16%
Fresenius Medical Care AG, Non Voting                         279   $     19,443
Henkel KGAA, Vorzug AG, Non Voting                            643         57,583
Porsche AG, Non Voting                                         85         63,928
RWE AG, Non Votintg                                           412         23,567
Volkswagen AG, Non Voting                                   1,122         39,800
                                                                    ------------
                                                                         204,321
                                                                    ------------
TOTAL PREFERRED STOCKS (Cost $183,072)                              $    204,321
                                                                    ============

RIGHTS - 0.01%

SINGAPORE - 0.01%
Overseas Chinese Banking Corp.
   (Expiration date 07/06/2005;
   subscription price 5.00 SGD) *                           2,396          9,373

SPAIN - 0.00%
Metrovacesa SA
   (Expiration date 07/05/2005;
   subscription price 36.50 EUR) *                            464          2,515
Sacyr Vallehermoso SA
   (Expiration date 07/12/2005) *                           1,200            886
                                                                    ------------
                                                                           3,401
                                                                    ------------
TOTAL RIGHTS (Cost $621)                                            $     12,774
                                                                    ============

CORPORATE BONDS - 0.00%

SOUTH AFRICA - 0.00%
Lereko Mobility Property, Ltd.
   5.00% due 10/01/2010                          ZAR          160              8
                                                                    ------------
TOTAL CORPORATE BONDS (Cost $8)                                     $          8
                                                                    ============

SHORT TERM INVESTMENTS - 3.96%
AIM Short-Term Investments Trust, STIC Prime
   Portfolio, Institutional Class
   3.24% due 01/01/2050                                $4,899,388   $  4,899,388
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $4,899,388)                                                   $  4,899,388
                                                                    ============

TOTAL INVESTMENTS (INTERNATIONAL EQUITY INDEX TRUST A)
   (COST $118,150,715) - 96.64%                                     $119,530,286
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.36%                          4,150,965
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $123,681,251
                                                                    ============

INTERNATIONAL EQUITY INDEX TRUST B

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
COMMON STOCKS - 92.63%

ARGENTINA - 0.01%
Petrobras Energia Participaciones SA, ADR for
   B Shares *                                                 1,646   $   18,764
Telecom Argentina SA, ADR for B Shares *                      1,422       16,979
                                                                          35,743

AUSTRALIA - 4.31%
Alinta, Ltd.                                                  5,620   $   41,735
Alumina, Ltd.                                                28,585      121,269
Amcor, Ltd.                                                  21,692      110,695
AMP, Ltd.                                                    45,616      224,790
Ansell, Ltd.                                                  2,653       20,287
Aristocrat Leisure, Ltd.                                      7,719       68,198
Australia and New Zealand Bank Group, Ltd.                   42,512      704,249
Australia Gas & Light Company, Ltd. *                        11,246      121,887
Australian Stock Exchange, Ltd.                               2,028       35,727
Axa Asia Pacific Holdings, Ltd.                              17,341       57,850
Babcock & Brown, Ltd. *                                       3,370       35,447
BHP Billiton, Ltd.                                           83,499    1,154,286
Bluescope Steel, Ltd.                                        17,625      110,480
Boral, Ltd.                                                  14,419       71,165
Brambles Industries, Ltd.                                    23,795      148,069
Caltex Australia, Ltd.                                        3,052       36,844
Centro Properties Group, Ltd.                                18,987       85,178
CFS Gandel Retail Trust, New Shares *                           850        1,075
CFS Gandel Retail Trust                                      36,082       46,032
Coca-Cola Amatil, Ltd.                                       12,856       77,257
Cochlear, Ltd.                                                1,264       37,739
Coles Myer, Ltd.                                             28,767      202,890
Commonwealth Bank of Australia, Ltd.                         29,705      858,612
Commonwealth Property Office Fund, Ltd.                      33,736       32,504
Computershare, Ltd.                                           9,889       44,137
CSL, Ltd.                                                     4,876      125,229
CSR, Ltd.                                                    22,990       46,928
DB RREEF Trust                                               60,813       63,224
Foster's Group, Ltd.                                         49,127      199,062
Futuris Corp., Ltd.                                           9,598       13,305
General Property Trust                                       49,613      137,925
Harvey Norman Holding, Ltd.                                  12,500       23,802
Iluka Resources, Ltd.                                         4,582       26,279
ING Industrial Fund                                          13,515       21,514
Investa Property Group, Ltd.                                 35,911       53,062
James Hardie Industries, Ltd.                                 9,635       55,699
John Fairfax Holdings, Ltd.                                  22,880       74,934
Leighton Holdings, Ltd.                                       2,753       24,113
Lend Lease Corp.                                              8,875       87,605
Lion Nathan, Ltd.                                             7,368       42,538
Macquarie Airports, Ltd.                                     14,169       38,635
Macquarie Bank, Ltd.                                          5,450      248,022
Macquarie Communications Infrastructure
   Group, Ltd. *                                              7,362       35,326
Macquarie Goodman Group, Ltd.                                28,512       88,602
Macquarie Infrastructure Group, Ltd.                         47,672      151,047
Mayne Nickless, Ltd.                                         16,075       58,034
Mirvac Group, Ltd.                                           21,000       57,101
Multiplex Group, Ltd. *                                      14,223       31,524

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
National Australia Bank, Ltd.                               36,325   $   851,035
Newcrest Mining, Ltd.                                        8,135       107,687
NRMA Insurance Group, Ltd.                                  39,116       179,054
OneSteel, Ltd.                                              13,389        27,024
Orica, Ltd.                                                  6,732        91,268
Origin Energy, Ltd.                                         19,268       111,680
Pacific Brands, Ltd.                                        12,270        21,214
PaperlinkX, Ltd.                                             8,837        20,259
Patrick Corp., Ltd.                                         14,086        59,973
Perpetual Trust of Australia, Ltd.                             963        42,123
Publishing & Broadcasting, Ltd.                              2,609        29,509
Qantas Airways, Ltd., ADR                                   22,779        58,468
QBE Insurance Group, Ltd.                                   18,266       223,014
Rinker Group, Ltd.                                          23,098       246,296
Rio Tinto, Ltd.                                              6,598       225,237
Santos, Ltd.                                                14,442       124,517
Sonic Healthcare, Ltd.                                       6,093        58,334
Stockland Company, Ltd.                                     30,354       127,618
Stockland Trust Group, Ltd. *                                  781         3,361
Suncorp-Metway, Ltd.                                        13,302       203,744
TABCORP Holdings, Ltd.                                      12,796       159,836
Telstra Corp., Ltd.                                         51,922       200,105
Toll Holdings, Ltd.                                          5,209        51,815
Transurban Group, Ltd.                                      13,362        75,820
Wesfarmers, Ltd. *                                           9,226       281,150
Westfield Group, Ltd., New DRP *                               586         7,900
Westfield Group, Ltd., Stapled Security                     34,420       465,072
Westpac Banking Corp., Ltd.                                 41,863       636,105
Woodside Petroleum, Ltd.                                    11,451       255,108
Woolworths, Ltd.                                            25,577       321,627
                                                                     -----------
                                                                      11,417,865

AUSTRIA - 0.34%
Bank Austria Creditanstalt AG                                  923        96,304
Bohler Uddeholm AG                                             193        25,545
Erste Bank AG                                                3,031       151,706
Flughafen Wien AG                                              264        17,120
Immofinanz Immobiien Anlage AG *                             8,006        73,323
Mayr-Melnhof Karton AG                                         105        14,545
Meinl European Land, Ltd. *                                  1,759        30,475
Oesterreichische Elektrizitaets AG, Class A                    155        42,754
OMV AG                                                         379       165,067
RHI AG *                                                       467        12,724
Telekom Austria AG                                           8,051       156,530
Voestalpine AG                                                 453        31,733
Wienerberger Baustoffindustrie AG                            1,583        73,486
                                                                     -----------
                                                                         891,312

BELGIUM - 1.12%
Agfa Gevaert NV                                              2,402        66,403
Barco NV                                                       249   $    17,759
Bekaert SA                                                     362        27,198
Belgacom SA                                                  4,032       137,807
Cofinimmo SA                                                   133        20,854
Colruyt SA                                                     439        59,858
Compagnie Maritime Belge SA                                    372        11,594
Cumerio                                                        490         8,418
Delhaize Group                                               1,742       104,535
DEXIA                                                       15,440       340,164
Electrabel SA                                                  678       296,202
Euronav NV                                                     446        13,085
Fortis Group SA                                             28,843       800,856
Groupe Bruxelles Lambert SA                                  1,713       148,389
Interbrew                                                    4,513       152,718
KBC Bancassurance Holding NV                                 4,525       357,489
Mobistar SA                                                    707        59,106
Omega Pharma SA                                                532        27,483
SA D'Ieteren Trading NV                                         50        10,344
Solvay SA                                                    1,571       161,462
UCB SA                                                       2,173       105,660
Union Miniere SA                                               602        48,325
                                                                     -----------
                                                                       2,975,709

BERMUDA - 0.02%
Frontline, Ltd., Oslo-NOK                                      992        39,739

BRAZIL - 0.53%
Aracruz Celulose SA, ADR                                       581        20,190
Banco Bradesco SA, ADR                                       4,719       167,005
Brasil Telecom Participacoes SA, ADR                           626        22,599
Braskem SA, ADR *                                            1,584        26,580
Centrais Eletricas Brasileiras SA, ADR, B Shares             1,429         9,107
Centrais Eletricas Brasileiras SA, ADR                       2,381        16,384
CIA Brasileira De Distribuicao Grupo Pao de
   Acucar, ADR                                                 314         6,245
CIA de Bebidas das Americas, ADR, PFD
   Shares *                                                  3,111        96,130
CIA de Bebidas das Americas, ADR *                             622        15,804
CIA Energetica De Minas Gerais, ADR *                        1,291        41,118
Companhia Siderurgica Nacional SA, ADR                       2,041        32,962
Companhia Vale Do Rio Doce, ADR, PFD Shares                  5,736       145,694
Companhia Vale Do Rio Doce, ADR                              4,069       119,140
Embratel Participacoes SA, ADR *                               902         9,507
Empresa Brasileira de Aeronautica SA, ADR                    1,026        33,930
Gerdau SA, ADR                                               2,712        26,388
Petroleo Brasileiro SA, ADR, Petro *                         5,431       250,043
Petroleo Brasileiro SA, ADR *                                3,909       203,776
Tele Centro Oeste Celular Participacoes SA, ADR                843         8,489
Tele Norte Leste Participacoes SA, ADR                       3,563        59,324

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

BRAZIL (CONTINUED)
Telesp Celular Participacoes SA, ADR *                        3,170   $   13,536
Unibanco - Uniao De Bancos Brasileiros SA, GDR                1,124       43,409
Usinas Siderurgicas de Minas Gerais SA, ADR                   1,081       17,578
Votorantim Celulose e Papel SA-Sponsored ADR                    858       10,382
                                                                      ----------
                                                                       1,395,320

CANADA - 5.90%
Aber Diamond Corp.                                            1,036       31,696
Abitibi Consolidated, Inc.                                    9,819       43,740
Agnico-Eagle Mines, Ltd.                                      1,813       22,675
Agrium, Inc.                                                  3,261       63,693
Alcan Aluminum, Ltd. USD                                      8,919      267,635
Aliant, Inc.                                                    712       15,510
Angiotech Pharmaceuticals, Inc. *                             1,554       21,389
ATI Technologies, Inc. *                                      6,122       72,423
Ballard Power Systems, Inc. *                                 1,295        6,022
Bank Nova Scotia Halifax                                     22,948      759,005
Bank of Montreal                                             11,409      530,844
Barrick Gold Corp.                                           12,239      305,551
BCE, Inc.                                                     7,358      174,090
Biovail Corp. *                                               2,850       43,970
Bombardier, Inc. *                                           34,538       73,545
Brascan Corp. *                                               5,634      215,119
Brookfield Properties Corp.                                   3,223       91,113
CAE, Inc.                                                     5,116       27,423
Cameco Corp.                                                  4,133      184,277
Canadian Imperial Bank of Commerce                           14,830      916,999
Canadian National Railway Company                            12,199      703,455
Canadian Natural Resources, Ltd.                                822       29,776
Canadian Pacific Railway, Ltd.                                3,874      133,980
Canadian Tire Corp., Ltd.                                     1,854       85,644
Celestica, Inc. *                                             4,592       61,441
CGI Group, Inc. *                                             7,176       43,090
CI Fund Management, Inc.                                      3,433       49,435
Cognos, Inc. *                                                2,213       75,542
Cott Corp. *                                                  1,231       26,805
CP Ships, Ltd.                                                1,813       28,474
Dofasco, Inc.                                                 1,954       61,536
Domtar, Inc.                                                  4,210       31,119
Enbridge, Inc.                                                7,876      224,579
EnCana Corp.                                                 31,464    1,240,642
Fairfax Financial Holdings, Ltd.                                259       42,906
Fairmont Hotels & Resorts, Inc.                               1,925       66,685
Finning International, Inc.                                   2,219       65,446
Four Seasons Hotels, Inc.                                       553       36,509
George Weston, Ltd.                                           1,236      109,230
Glamis Gold, Ltd. *                                           3,296       56,417
Goldcorp, Inc. - New *                                        8,141      129,451
Great-West Lifeco, Inc.                                       6,476   $  147,146
Hudson's Bay Company *                                        1,166       14,279
Husky Energy, Inc.                                            3,126      124,280
IGM Financial, Inc.                                           2,896       88,957
Imperial Oil, Ltd.                                                1           83
Inco, Ltd.                                                    4,556      171,542
Intrawest Corp. *                                             1,177       28,222
Ipsco, Inc.                                                   1,100       47,942
Jean Coutu Group, Inc.                                        3,200       48,638
Kinross Gold Corp. *                                          8,565       52,409
Loblaw Companies, Ltd.                                        2,637      155,569
Magna International, Inc.                                     2,443      171,530
Manulife Financial Corp.                                     18,362      876,528
MDS, Inc.                                                         1           15
Meridian Gold, Inc. *                                         2,073       37,208
Methanex Corp.                                                2,967       48,607
MI Developments, Inc.                                           971       30,626
National Bank Canada Montreal Quebec                          4,068      180,582
Nexen, Inc.                                                   8,482      257,429
Noranda, Inc.                                                 6,662      114,249
Nortel Networks Corp. *                                     103,237      268,684
Nova Chemicals Corp.                                          2,149       65,573
Novelis, Inc.                                                 1,808       45,831
Onex Corp.                                                    2,932       46,981
Open Text Corp. *                                               842       11,905
Petro-Canada                                                  6,346      412,902
Placer Dome, Inc.                                            10,484      160,378
Potash Corp. of Saskatchewan, Inc. *                          2,637      251,609
Power Corporation Of Canada                                   7,717      193,413
Power Financial Corp.                                         6,022      160,560
Precision Drilling Corp. *                                    2,862      112,757
QLT, Inc. *                                                   1,749       18,079
Quebecor World, Inc.                                          2,119       41,491
Research In Motion, Ltd. *                                    3,700      272,195
Rogers Communications, Inc.                                   4,721      154,837
RONA, Inc. *                                                  2,600       52,352
Royal Bank of Canada, Montreal *                             14,688      909,537
Shaw Communications, Inc. *                                   4,851      100,922
Shell Canada, Ltd.                                            4,980      133,632
Shoppers Drug Mart Corp.                                      4,556      157,975
SNC-Lavalin Group, Inc.                                       1,271       71,135
Sun Life Financial, Inc.                                     14,352      483,240
Suncor Energy, Inc.                                          10,902      515,170
Talisman Energy, Inc.                                         9,242      346,094
Teck Cominco, Ltd.                                            4,556      153,663
Telus Corp.                                                   3,844      131,060
Thomson Corp.                                                 5,598      187,346
TransAlta Corp.                                               4,721       78,690

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
Trans-Canada Corp.                                          11,750   $   309,064
TSX Group, Inc.                                              1,424        42,417
                                                                     -----------
                                                                      15,654,214

CHILE - 0.23%
Banco Santander Chile SA, ADR                                2,517        81,299
CIA Cervecerias Unidas SA, ADR                                 427        10,248
Compania de Telecomunicaciones de Chile SA, ADR              7,284        74,078
Distribucion y Servicio D&S SA, ADR *                          912        18,058
Embotelladora Andina SA, ADR, Series A                         851        10,668
Embotelladora Andina SA, ADR, Series B                         957        13,159
Empresa Nacional de Electricidad SA, ADR                     6,077       151,317
Enersis SA, ADR                                             14,525       151,641
Sociedad Quimica y Minera de Chile SA, ADR, B Shares           670        67,000
Vina Concha Y Toro S.A., ADR                                   337        26,202
                                                                     -----------
                                                                         603,670

CHINA - 0.00%
Yanzhou Coal Mining Company, Ltd., Class H *                 3,200         2,512

CZECH REPUBLIC - 0.07%
Cesky Telecom AS *                                           2,973        55,618
CEZ AS                                                       3,827        72,365
Komercni Banka AS                                              280        35,147
Philip Morris CR AS                                             13         9,252
Unipetrol AS *                                               1,339         7,730
Zentiva NV                                                     246         8,838
                                                                     -----------
                                                                         188,950

DENMARK - 0.65%
A P Moller- Maersk AS                                           27       257,729
AS Det Ostasiatiske Kompagni                                   514        36,297
Bang & Olufsen AS - B Series                                   243        17,061
Carlsberg AS, B Shares                                         848        43,502
Coloplast AS                                                   669        38,826
Danisco AS                                                   1,269        82,403
Danske Bank AS                                              10,902       327,859
DSV AS                                                         537        45,593
FLS Industries AS, B Shares                                    583        11,831
GN Store Nord AS                                             5,534        62,662
H. Lundbeck AS                                               1,790        45,041
Kobenhavn Lufthavne AS                                         113        26,856
NKT Holdings AS                                                389        14,556
Novo Nordisk AS                                              6,005       305,614
Novozymes AS, B Shares                                       1,336        66,150
TDC AS                                                       4,621       198,045
Topdanmark AS *                                                472        34,404
Vestas Wind Systems AS                                       4,189        69,534
William Demant Holdings AS *                                   718        35,726
                                                                     -----------
                                                                       1,719,689

FINLAND - 1.24%
Amer Group Oyj                                               1,490   $    28,302
Asko Oyj                                                     1,466        28,573
Cargotec Corp. Oyj *                                           936        26,125
Elisa Oyj, A Shares                                          3,553        55,624
Fortum Corp. Oyj                                             8,524       136,644
KCI Konecranes Oyj                                             291        12,411
Kesko Oyj                                                    1,531        38,416
Kone Corp. Oyj *                                               936        56,055
Metra Oyj, B Shares                                          1,431        41,309
Metso Oyj                                                    2,573        56,095
Neste Oil Oyj *                                              2,241        58,021
Nokia AB - Oyj                                             112,106     1,878,495
Nokian Renkaat Oyj                                           2,510        45,733
Orion Oyj, Series B                                          1,790        34,520
Outokumpu Oyj                                                2,213        28,514
Pohjola Group Oyj                                            1,210        17,567
Rautaruukki Oyj                                              2,019        30,167
Sampo Oyj, A Shares                                          9,760       152,089
Stora Enso Oyj, R Shares                                    15,453       197,802
TietoEnator Oyj                                              2,064        62,928
UPM-Kymmene Oyj                                             12,916       247,991
YIT-Yhtyma Oyj                                               1,450        48,418
                                                                     -----------
                                                                       3,281,799

FRANCE - 7.31%
Accor SA                                                     4,738       222,240
Air France KLM                                               2,420        36,774
Alcatel SA *                                                29,421       322,846
Alstom SA *                                                106,686       105,841
Atos Origin SA *                                             1,394        88,374
Autoroutes du Sud de la France                               1,294        74,050
AXA Group                                                   32,956       824,150
BNP Paribas SA                                              18,360     1,259,468
Bouygues SA                                                  4,825       199,994
Business Objects SA *                                        1,350        36,145
Caisse Nationale du Credit Agricole                         15,230       386,209
Cap Gemini SA *                                              3,050        96,974
Carrefour SA                                                12,977       629,579
Casino Guich Perrachon SA                                      660        46,353
CNP Assurances SA                                              712        45,569
Compagnie De Sanit Gobain SA                                 7,050       391,416
Compagnie Generale des Etablissements Michelin,
   Class B                                                   3,462       210,891
Dassault Systemes SA                                         1,120        54,269
Essilor International SA                                     2,362       161,458
European Aeronautic Defence & Space Company                  5,877       187,356
France Telecom SA                                           34,099       996,713
Groupe Danone SA                                             5,547       487,892
Hermes International SA                                        186        37,513

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

FRANCE (CONTINUED)
Imerys SA                                                      791   $    54,501
Klepierre SA                                                   431        41,116
Lafarge SA                                                   3,924       357,720
Lagardere S.C.A.                                             2,737       202,821
L'Air Liquide SA                                             2,509       427,704
L'Oreal SA                                                   6,995       502,273
LVMH Moet Hennessy SA                                        5,627       435,020
Neopost SA *                                                   712        62,668
PagesJaunes Groupe SA                                        2,816        65,788
Pernod-Ricard SA                                             1,193       190,522
Peugeot SA                                                   3,614       214,160
Pinault-Printemps-Redoute SA                                 1,631       168,319
Publicis Groupe SA                                           3,109        91,892
Renault Regie Nationale SA                                   4,252       375,018
Safran SA *                                                  4,132        85,635
Sanofi Aventis SA                                           24,410     2,005,252
Schneider Electric SA                                        5,326       401,762
SCOR                                                        15,113        30,352
Societe BIC SA                                                 665        39,672
Societe des Autoroutes du Nord et de l'Est de
   la France *                                                 483        25,910
Societe Des Autoroutes Paris-Rhin-Rhone                        747        44,302
Societe Generale                                             7,675       781,383
Societe Television Francaise 1                               2,905        77,251
Sodexho Alliance                                             1,925        59,645
STMicroelectronics NV                                       14,204       227,869
Suez SA                                                     19,306       523,906
Technip SA                                                   1,888        87,622
Thales SA                                                    1,554        63,153
Thomson SA                                                   5,637       135,034
Total SA                                                    13,182     3,098,743
Unibail                                                      1,034       132,729
Valeo SA                                                     1,800        80,794
Veolia Environnement SA                                      7,319       275,121
Vinci SA                                                     3,510       292,164
Vivendi Universal SA                                        24,432       770,309
Zodiac SA                                                      684        36,734
                                                                     -----------
                                                                      19,366,938

GERMANY - 5.21%
Adidas-Salomon AG                                            1,013       169,755
Allianz AG                                                   8,094       929,996
Altana AG                                                    1,710        97,918
BASF AG                                                     12,474       830,042
Bayer AG                                                    15,347       512,279
Bayerische Hypo-Und Vereinsbank AG *                        13,122       341,485
Beiersdorf AG                                                  337        37,816
Celesio AG                                                     835        65,654
Commerzbank AG                                              10,845       235,650
Continental AG                                               3,166   $   228,253
DaimlerChrysler AG                                          20,119       817,370
Depfa Bank AG                                                8,580       137,438
Deutsche Bank AG                                            11,365       889,759
Deutsche Boerse AG                                           2,337       183,047
Deutsche Lufthansa AG                                        5,613        68,995
Deutsche Post AG                                            12,101       282,852
Deutsche Telekom AG                                         63,804     1,181,057
Douglas Holding AG                                             570        20,619
E.ON AG                                                     14,564     1,298,260
Epcos AG *                                                     802        10,052
Fresenius Medical Care AG                                      859        73,445
Heidelbergcement AG                                          1,593       114,654
Heidelberger Druckmaschinen AG                               1,161        33,992
Hochtief AG                                                  1,351        47,401
Hypo Real Estate Holding AG                                  3,170       120,771
Infineon Technologies AG *                                  15,296       142,865
IVG Immobilien AG                                            1,553        28,841
Karstadt Quelle AG                                           1,218        16,210
Linde AG                                                     2,029       137,026
MAN AG                                                       3,423       142,171
Merck & Company AG                                           1,235        98,421
Metro AG                                                     3,534       175,343
MLP AG                                                       1,350        25,234
Muenchener Rueckversicherungs-Gesellschaft AG                4,287       457,045
Premiere AG *                                                1,017        35,190
ProSieben Sat.1 Media AG                                     1,530        26,341
Puma AG                                                        404       100,043
Qiagen AG *                                                  2,471        28,909
RWE AG                                                       9,780       631,610
SAP AG                                                       5,160       899,029
Schering AG                                                  3,990       245,613
Siemens AG                                                  18,756     1,369,232
Suedzucker AG                                                  874        17,500
Thyssen Krupp AG                                             7,500       130,573
Tui AG                                                       3,707        91,896
Volkswagen AG                                                5,425       248,229
Wincor Nixdorf AG                                              351        28,669
                                                                     -----------
                                                                      13,804,550

GREECE - 0.47%
Alpha Bank SA                                                6,816       181,255
Bank of Piraeus SA                                           4,150        77,623
Coca Cola Hell Bottling                                      2,630        71,593
Commercial Bank of Greece SA *                               1,300        38,471
Cosmote Mobile Communications SA                             2,860        51,764
Duty Free Shops                                                450         7,818
EFG Eurobank Ergas SA                                        4,590       141,274

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

GREECE (CONTINUED)
Folli-Follie SA                                                 370   $   10,833
Germanos SA                                                     590       19,815
Greek Organization of Football Prognostics                    3,930      113,162
Hellenic Petroleum SA                                         2,640       28,363
Hellenic Technodomiki Tev SA                                  2,220       10,958
Hellenic Telecommunications Organization SA *                 6,060      117,160
Hyatt Regency Hotel SA                                        1,040       11,400
Intracom SA *                                                 2,100       10,569
National Bank Of Greece SA                                    6,540      223,921
Public Power Corp.                                            2,570       64,301
Techniki Olympiaki SA                                         1,960       11,809
Titan Cement Company SA                                       1,410       43,534
Viohalco SA                                                   2,700       17,378
                                                                      ----------
                                                                       1,253,001

HONG KONG - 1.36%
Air China, Ltd. *                                             2,000          675
Aluminum Corp. of China, Ltd.                                 2,000        1,113
ASM Pacific Technology, Ltd.                                  2,914       13,647
Bank of East Asia, Ltd.                                      30,499       90,059
Beijing Datang Power Generation Company,
   Ltd., Class H                                              2,000        1,518
BOC Hong Kong Holdings, Ltd.                                 81,828      154,767
Cathay Pacific Airways, Ltd.                                 23,782       43,298
Cheung Kong Holdings, Ltd.                                   33,849      328,815
Cheung Kong Infrastructure Holdings, Ltd.                    10,772       31,947
China Life Insurance Company, Ltd. *                          8,000        5,455
China Merchants Holdings International
   Company, Ltd. *                                            2,000        3,886
China Mobile, Ltd.                                            6,000       22,349
China Petroleum & Chemical Corp., Class H                    16,000        6,279
China Resources Enterprises, Ltd.                             2,000        3,114
China Shipping Container Lines Co., Ltd.                      2,000          849
China Shipping Development Company, Ltd., Class H             2,000        1,518
China Telecom Corp., Ltd.                                    16,000        5,713
Citic Pacific, Ltd.                                           1,000        2,927
CLP Holdings, Ltd.                                           39,789      228,327
CNOOC, Ltd.                                                  14,000        8,331
Cosco Pacific, Ltd.                                           2,000        3,886
Denway Motors, Ltd.                                           6,000        2,123
Esprit Holdings, Ltd.                                        20,515      148,475
Giordano International, Ltd.                                 34,611       23,602
Hang Lung Properties, Ltd.                                   42,326       62,355
Hang Seng Bank, Ltd.                                         16,919      230,749
Henderson Land Development Company, Ltd.                     16,601       79,458
Hong Kong & China Gas Company, Ltd.                          80,673      164,519
Hong Kong Electric Holdings, Ltd.                            31,582      144,254
Hong Kong Exchange & Clearing, Ltd.                          23,430       60,744
Hopewell Holdings, Ltd.                                      14,362       36,958
Huaneng Power International, Inc., Class H                    4,000   $    2,933
Hutchison Telecommunications International, Ltd. *           30,668       30,383
Hutchison Whampoa, Ltd.                                      47,377      428,226
Hysan Development Company, Ltd.                              11,901       24,729
Johnson Electronic Holdings, Ltd.                            27,525       25,322
Kerry Properties, Ltd.                                       11,386       25,490
Kingboard Chemical Holdings, Ltd.                            11,772       37,412
Lenovo Group, Ltd.                                            4,000        1,184
Li & Fung, Ltd.                                              37,792       78,529
MTR Corp.                                                    31,591       60,970
New World Development Company, Ltd.                          52,075       63,986
Orient Overseas International, Ltd.                           5,562       24,403
PCCW, Ltd.                                                   85,208       53,446
PetroChina Company, Ltd., Class H                            18,000       13,317
Ping An Insurance Group Company of China, Ltd.                1,500        2,403
Semiconductor Manufacturing International Corp. *             7,000        1,441
Shangri-La Asia, Ltd.                                        24,296       37,512
Sino Land Company, Ltd.                                      25,204       26,916
Smartone Telecommunications Holdings, Ltd.                    4,857        5,343
Solomon Systech International, Ltd.                          39,838       14,096
South China Morning Post, Ltd.                               15,544        6,800
Sun Hung Kai Properties, Ltd.                                29,611      292,409
Swire Pacific, Ltd., Class A                                 21,163      187,201
TCL Communication Technology Holdings, Ltd. *                 6,217          360
Techtronic Industries Company, Ltd.                          20,015       50,474
Television Broadcasting Co., Ltd.                             6,181       35,072
Texwinca Holdings, Ltd.                                       9,067        7,524
Wharf Holdings, Ltd.                                         27,668       97,007
Wing Hang Bank, Ltd.                                          4,000       25,990
Yue Yuen Industrial Holdings, Ltd.                           11,067       33,889
Zhejiang Expressway Company, Ltd., Class H                    2,000        1,364
Zijin Mining Group, Ltd.                                     16,839        3,748
                                                                      ----------
                                                                       3,611,589

HUNGARY - 0.15%
BorsodChem Rt.                                                1,270       14,147
Gedeon Richter Rt.                                              291       42,783
Magyar Telekom Rt.                                            9,782       41,767
MOL Magyar Olaj - es Gazipari Rt.                             1,585      132,986
OTP Bank Rt.                                                  5,253      178,019
                                                                      ----------
                                                                         409,702

INDONESIA - 0.19%
Aneka Tambang Tbk PT                                         13,925        3,424
Astra Agro Lestari Tbk PT                                    11,658        4,748
Astra International Tbk PT                                   55,983       72,847
Bank Central Asia Tbk PT *                                  122,887       45,327
Bank Danamon Indonesia Tbk PT                                30,759       15,915

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

INDONESIA (CONTINUED)
Bank Mandiri Tbk PT                                         150,878   $   23,188
Bank Pan Indonesia Tbk PT *                                 162,259        7,814
Bank Rakyat Indonesia Tbk PT                                118,001       35,062
Bumi Resources Tbk PT *                                     294,280       25,026
Gudang Garam Tbk PT *                                        14,482       18,770
Indocement Tunggal Prakarsa Tbk PT *                         23,487        8,302
Indofood Sukses Makmur Tbk PT *                             108,405       12,218
Indosat Tbk PT                                                  961       27,446
Kalbe Farma Tbk PT *                                        103,571        9,338
Lippo Bank Tbk PT *                                          32,707        3,954
Matahari Putra Prima Tbk PT                                  33,000        1,995
Perusahaan Gas Negara Tbk PT                                 38,497       11,340
PT Indonesian Satellite Corp.                                12,000        6,762
PT Telekomunikiasi Indonesia, ADR                             5,330      111,130
Ramayana Lestari Sentosa Tbk PT *                            63,131        5,822
Semen Gresik Persero Tbk PT *                                 3,914        7,700
Telekomunikasi Indonesia Tbk PT *                            39,000       19,980
Tempo Scan Pacific Tbk PT *                                   3,238        2,356
United Tractors Tbk PT                                       39,968       15,254
                                                                      ----------
                                                                         495,718

IRELAND - 0.65%
Allied Irish Banks PLC - Dublin                              16,007      342,779
Allied Irish Banks PLC - London                               5,400      116,095
Bank of Ireland - Dublin                                     18,008      292,381
Bank of Ireland - London                                      5,882       94,790
CRH PLC - Dublin                                              9,877      262,295
CRH PLC - London                                              3,257       85,745
DCC PLC - Dublin                                              1,416       28,267
DCC PLC - London                                                560       11,071
Eircom Group PLC - Dublin                                     8,132       18,103
Eircom Group PLC - London *                                   3,878        8,633
Elan Corp PLC - London *                                      2,509       16,938
Elan Corp. - Dublin *                                         7,205       49,251
Fyffes PLC - Dublin                                           5,243       15,668
Grafton Group PLC                                             3,791       43,939
Greencore Group PLC - Dublin                                  2,414       10,514
Greencore Group PLC - London                                  2,304       10,035
Independent News & Media PLC - Dublin                        10,673       32,927
Independent News & Media PLC - London                         3,189        9,800
Irish Life & Permanent PLC - Dublin                           5,035       88,145
Irish Life & Permanent PLC - London                           1,642       28,905
Kerry Group PLC - Dublin                                      2,433       60,049
Kerry Group PLC - London                                        791       19,743
Kingspan Group PLC - London                                     479        7,456
Kingspan Group PLC - Dublin                                   2,413       28,493
Ryanair Holdings PLC, ADR *                                     781       35,020
                                                                      ----------
                                                                       1,717,042

ISRAEL - 0.37%
Alvarion, Ltd. *                                              1,630   $   18,941
Audio Codes, Ltd. *                                             396        3,940
Bank Hapoalim, Ltd.                                          18,625       58,474
Bank Leumi Le-Israel *                                       15,802       40,641
Bezek Israeli Telecommunications Corp., Ltd. *               22,708       26,152
Check Point Software Technologies, Ltd. *                     4,698       93,020
Clal Industries & Investments, Ltd.                           1,595        6,307
Clal Insurance Enterprise Holdings, Ltd.                        396        7,199
Discount Investment Corp.                                       462        9,312
ECI Telecom, Ltd. *                                             864        7,171
Elbit Systems, Ltd.                                             510       11,358
Given Imaging Corp. *                                           468       10,675
ICL Israel Chemicals, Ltd.                                   12,272       38,743
IDB Development Corp., Ltd.                                     575       14,864
Israel Corporation, Ltd. *                                       44       11,922
Israel Discount Bank, Ltd. *                                 11,053       13,473
Koor Industries, Ltd. *                                         277       15,196
Lipman Electronic Engineering, Ltd.                             321        9,877
Makhteshim-Agam Industries, Ltd. *                            5,358       29,292
Migdal Insurance Holdings, Ltd.                               5,286        6,331
M-Systems Flash Disk Pioneers, Ltd. *                           598       11,464
Nice Systems, Ltd. *                                            394       15,260
Orbotech, Ltd. *                                                648       13,926
Osem Investment, Ltd.                                           739        5,694
Partner Communications, Ltd. *                                1,611       11,621
RADWARE, Ltd. *                                                 260        4,701
Retalix, Ltd. *                                                 374        8,073
Teva Pharmaceutical Industries, Ltd.                         14,667      458,239
United Mizrahi Bank, Ltd. *                                   2,473       10,118
                                                                      ----------
                                                                         971,984

ITALY - 3.02%
Alleanza Assicuraz SpA                                        9,550      103,755
Assicurazioni Generali SpA                                   21,738      678,533
Autogrill SpA                                                 2,760       36,397
Autostrade SpA                                                6,777      180,053
Banca Fideuram SpA                                            5,853       27,794
Banca Intesa SpA - Non convertible                           22,201       94,950
Banca Intesa SpA                                             73,818      338,033
Banca Monte dei Paschi Siena SpA                             26,239       92,617
Banca Naz Del Lavoro SpA *                                   30,577      105,617
Banca Popolare di Milano SpA                                  9,392       92,665
Banche Popolari Unite SpA                                     7,989      158,514
Banco Popolare Di Verona e Novara SpA                         8,783      149,616
BCA Antonveneta SpA                                           5,467      176,600
Benetton Group SpA                                              933        8,607
Bulgari SpA                                                   3,227       36,172
Capitalia SpA                                                32,533      182,237

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

ITALY (CONTINUED)
Edison SpA *                                                 19,881   $   44,258
Enel SpA                                                     83,196      724,713
Eni SpA                                                      59,164    1,525,360
Fiat SpA *                                                   10,805       78,565
Fineco Group SpA                                              3,111       27,890
Finmeccanica SpA                                            140,278      131,105
Gruppo Editoriale L'Espresso SpA                              3,470       18,976
Italcementi SpA                                               1,351       21,101
Luxottica Group SpA                                           3,263       67,625
Mediaset SpA                                                 18,737      220,796
Mediobanca SpA                                               11,078      207,608
Mediolanum SpA                                                6,125       38,311
Mondadori (Arnoldo) Editore SpA                               2,836       27,020
Pirelli & Company, SpA                                       61,894       64,549
RAS SpA                                                       7,162      139,419
San Paolo-IMI SpA                                            25,103      345,013
Seat Pagine Gialle SpA *                                     97,936       40,878
Snam Rete Gas SpA                                            20,914      111,965
T.E.R.N.A SpA                                                23,908       61,972
Telecom Italia Media SpA *                                   27,692       13,334
Telecom Italia SpA, Di Risp                                 131,512      341,290
Telecom Italia SpA                                          242,993      758,482
Tiscali SpA *                                                 4,096       11,683
UniCredito Italiano SpA                                     100,380      530,410
                                                                      ----------
                                                                       8,014,483

JAPAN - 16.88%
Acom Company, Ltd.                                            1,787      114,557
Aderans Company, Ltd.                                           583       13,798
Advantest Corp.                                               1,690      124,796
AEON Company, Ltd.                                           14,204      216,563
AEON Credit Service Company, Ltd.                               777       48,619
Aiful Corp.                                                   1,477      110,132
Aisin Seiki Company                                           4,079       88,450
Ajinomoto Company, Inc.                                      14,305      159,288
Alfresa Holdings Corp.                                          324       14,460
All Nippon Airways Company, Ltd.                              9,715       29,607
Alps Electric Company                                         3,238       49,573
Amada Company, Ltd.                                           8,829       60,102
Amano Corp.                                                   1,295       15,436
Anritsu Corp.                                                 1,295        7,905
Aoyama Trading Company, Ltd.                                  1,442       36,339
Ariake Japan Company, Ltd.                                      259        5,955
Asahi Breweries, Ltd.                                         9,601      114,440
Asahi Glass Company, Ltd.                                    23,191      243,808
Asahi Kasei Corp.                                            29,963      142,642
ASATSU-DK, Inc.                                                 648       18,054
Astellas Pharmaceuticals, Inc.                               12,369      422,672
Autobacs Seven Company, Ltd.                                    453       15,235
Bandai Company, Ltd.                                          1,425   $   28,780
Bank of Fukuoka, Ltd.                                        13,362       79,153
Bank of Kyoto, Ltd.                                           6,000       51,014
Bank of Yokohama, Ltd. *                                     29,316      169,431
Benesse Corp.                                                 1,554       49,880
Bridgestone Corp.                                            15,953      307,093
Canon Sales Company, Inc. *                                   2,000       33,721
Canon, Inc.                                                  17,374      914,833
Casio Computer Company, Ltd.                                  4,833       63,185
Central Glass Company, Ltd.                                   3,886       24,281
Central Japan Railway Company, Ltd.                              21      162,267
Chiba Bank, Ltd.                                             17,896      117,951
Chiyoda Corp. *                                               3,000       37,192
Chubu Electric Power Company, Inc.                           13,577      325,623
Chugai Pharmaceutical Company, Ltd.                           6,916      106,755
Circle K Sunkus Company, Ltd. *                                 712       16,017
Citizen Watch Company, Ltd.                                   5,635       51,010
Coca-Cola West Japan Company, Ltd.                              777       17,479
COMSYS Holdings Corp.                                         1,943       17,957
Credit Saison Company, Ltd.                                   3,391      112,819
CSK Corp.                                                     1,490       58,574
Dai Nippon Printing Company, Ltd.                            15,953      257,037
Daicel Chemical Industries, Ltd.                              4,534       23,874
Daido Steel Company, Ltd. *                                   8,000       36,065
Daiichi Pharmaceutical Company, Ltd.                          5,981      132,390
Daikin Industries, Ltd.                                       4,915      122,975
Daimaru, Inc.                                                 3,886       34,477
Dainippon Ink & Chemicals, Inc.                              17,010       54,446
Dainippon Screen Manufacturing Company, Ltd.                  3,238       21,809
Daito Trust Construction Company, Ltd.                        2,219       83,030
Daiwa House Industry Company, Ltd.                           12,715      145,711
Daiwa Securities Group, Inc.                                 29,251      180,923
Denki Kagaku Kogyo Kabushiki Kaisha *                        11,477       41,289
Denso Corp.                                                  12,922      294,185
Dentsu, Inc.                                                     38       93,878
Dowa Mining Company, Ltd.                                     7,534       50,267
E Trade Securities Corp.                                         10       30,385
East Japan Railway Company, Ltd.                                 82      421,423
Ebara Corp.                                                   4,534       17,456
Eisai Company, Ltd.                                           6,152      206,897
Electric Power Development Company, Ltd.                      3,450       99,851
Elpida Memory, Inc. *                                           800       25,823
Familymart Company, Ltd.                                      1,360       38,994
Fanuc, Ltd.                                                   4,179      265,638
Fast Retailing Company, Ltd.                                  1,166       60,555
Fuji Electric Holdings                                        8,420       25,660
Fuji Photo Film Company, Ltd.                                11,267      362,665
Fuji Software ABC, Inc.                                         518       16,533

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Fuji Television Network, Inc.                                      12   $ 23,262
Fujikura, Ltd.                                                  6,477     31,652
Fujitsu, Ltd.                                                  42,621    223,654
Furukawa Electric Company, Ltd.                                14,362     55,682
Goodwill Group, Inc.                                                6     10,982
Gunma Bank                                                      9,477     56,994
Gunze, Ltd.                                                     3,238     14,539
Hakuhodo DY Holdings, Inc. *                                      500     35,073
Hankyu Department Stores                                        2,591     16,400
Hikari Tsushin, Inc. *                                            500     35,975
Hino Motors, Ltd.                                               3,886     22,529
Hirose Electric Company, Ltd.                                     783     86,200
Hitachi Cable, Ltd.                                             2,591     11,377
Hitachi Capital Corp.                                             907     17,950
Hitachi Chemical, Ltd.                                          2,784     51,081
Hitachi Construction Machinery Co., Ltd. *                      1,943     23,177
Hitachi Software Engineering Co., Ltd.                            453      7,699
Hitachi, Ltd.                                                  77,118    468,646
Hokkaido Electric Power Co., Ltd.                               4,468     91,447
Hokugin Financial Group, Inc.                                  25,134     77,049
Honda Motor Company, Ltd.                                      18,131    894,208
House Food Corp.                                                1,101     16,280
Hoya Corp.                                                      2,573    296,947
Ibiden Company, Ltd. *                                          2,100     55,099
Inpex Corp.                                                         8     45,298
Isetan Company, Ltd.                                            3,562     44,738
Ishihara Sangyo                                                 4,534     10,016
Ishikawajima Harima Heavy Industries Co., Ltd. *               29,134     42,292
ITO EN, Ltd.                                                      453     23,240
Itochu Corp.                                                   33,202    167,941
Itochu Techno-Science Corp.                                       648     22,728
Ito-Yokado Company, Ltd.                                        8,136    269,953
JAFCO Company, Ltd.                                               453     24,098
Japan Airlines System Corp.                                    12,953     34,920
Japan Prime Realty Investment Corp.                                10     29,574
Japan Real Estate Investment Corp.                                  8     67,947
Japan Retail Fund                                                   5     42,873
Japan Tobacco, Inc.                                                22    293,571
JFE Holdings, Inc                                              12,862    317,752
JGC Corp.                                                       3,886     47,791
Joyo Bank, Ltd.                                                17,953     87,734
JS Group Corporation                                            6,216    105,253
JSR Corp.                                                       4,533     95,638
Kajima Corp.                                                   23,191     85,730
Kaken Pharmaceutical Company, Ltd. *                            1,943     13,349
Kamigumi Company, Ltd.                                          4,534     34,993
Kaneka Corp.                                                    5,829     65,432
Kansai Electric Power Company, Ltd.                            17,478    351,420
Kansai Paint Company, Ltd.                                      3,238   $ 20,845
Kao Corp.                                                      12,362    291,467
Katokichi Company, Ltd.                                         2,137     14,547
Kawasaki Heavy Industries, Ltd.                                23,963     46,020
Kawasaki Kisen Kaisha, Ltd.                                    12,067     71,590
KDDI Corp.                                                         59    272,897
Keihin Electric Express Railway Company, Ltd.                   9,067     55,427
Keio Electric Railway Company, Ltd.                            13,715     74,072
Keisei Electric Railway Co., Ltd. *                             6,000     30,024
Keyence Corp.                                                     748    167,661
Kikkoman Corp.                                                  3,238     28,640
Kinden Corp.                                                    2,591     19,156
Kintetsu Corp.                                                 37,792    115,172
Kirin Brewery Company, Ltd.                                    16,896    163,613
Kobe Steel Company, Ltd.                                       59,517    112,154
Kokuyo Company, Ltd.                                            1,231     16,604
Komatsu, Ltd.                                                  23,430    181,888
Komori Corp.                                                    1,295     19,581
Konami Corp.                                                    1,943     40,994
Konica Minolta Holdings, Inc.                                   9,391     87,720
Koyo Seiko Company, Ltd.                                        1,943     26,015
Kubota Corp.                                                   24,782    135,853
Kuraray Company, Ltd.                                           9,300     88,128
Kurita Water Industries, Ltd.                                   2,719     41,995
Kyocera Corp.                                                   3,938    301,093
KYOWA HAKKO KOGYO Co., Ltd.                                     8,477     54,954
Kyushu Electric Power                                           9,831    213,621
Lawson, Inc.                                                    1,231     42,953
LeoPalace21 Corp.                                               2,202     36,591
Mabuchi Motor Company, Ltd.                                       518     29,844
Makita Corp.                                                    2,943     57,846
Marubeni Corp.                                                 27,202     93,445
Marui Company, Ltd.                                             7,864    106,002
Matsui Securities Company, Ltd.                                 2,500     26,869
Matsumotokiyoshi Company, Ltd.                                    648     17,645
Matsushita Electric Industrial Company, Ltd.                   48,393    734,338
Matsushita Electric Works, Ltd.                                 7,181     59,825
Mediceo Holdings Company, Ltd.                                  1,490     19,869
Meiji Dairies Corp.                                             3,886     22,214
Meiji Seika Kaisha, Ltd.                                        7,534     37,157
Meitec Corp.                                                      583     17,925
Millea Holdings, Inc.                                              35    470,201
Minebea Company, Ltd.                                           6,477     26,163
Mitsubishi Chemical Corp.                                      40,030    117,300
Mitsubishi Corp.                                               26,556    361,072
Mitsubishi Electric Corp.                                      41,973    222,524
Mitsubishi Estate Company, Ltd.                                23,782    261,814
Mitsubishi Gas & Chemicals Company, Inc.                        8,829     45,216

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                            SHARES OR
                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Mitsubishi Heavy Industries, Ltd.                              69,937   $182,867
Mitsubishi Logistc Corp.                                        1,943     19,884
Mitsubishi Materials Corp.                                     22,020     52,017
Mitsubishi Rayon Company, Ltd.                                 11,010     45,664
Mitsubishi Securities Company, Ltd.                             4,000     35,452
Mitsubishi Tokyo Financial Group, Inc.                            113    958,732
Mitsui & Company, Ltd.                                         30,611    289,798
Mitsui Chemicals, Inc.                                         15,010     88,103
Mitsui Engineering & Shipbuilding Company, Ltd.                18,362     35,926
Mitsui Fudosan Company, Ltd.                                   17,248    193,614
Mitsui Mining & Smelting Company, Ltd.                         11,010     51,720
Mitsui O.S.K. Lines, Ltd.                                      22,487    138,884
Mitsui Sumitomo Insurance Company, Ltd.                        28,259    254,537
Mitsui Trust Holdings, Inc.                                    13,010    133,725
Mitsukoshi, Ltd.                                                9,829     44,311
Mitsumi Electric Company, Ltd.                                  1,101     11,347
Mizuho Financial Group, Inc.                                      193    873,555
Murata Manufacturing Company, Ltd.                              4,904    249,821
Namco, Ltd.                                                     1,295     17,234
NEC Corp.                                                      40,383    218,464
NEC Electronics Corp.                                             648     29,213
Net One Systems Company, Ltd.                                       9     23,208
NGK Insulators, Ltd.                                            5,829     56,813
NGK Spark Plug Company, Ltd.                                    3,238     37,340
NHK Spring Company, Ltd. *                                      4,000     33,721
Nichii Gakkan Company, Ltd.                                       324      7,887
NICHIREI Corp.                                                  4,534     17,660
Nidec Corp.                                                     1,107    117,178
Nikko Cordial Corp.                                            38,087    167,581
Nikon Corp.                                                     7,181     81,321
Nintendo Company, Ltd.                                          2,408    251,851
Nippon Building Fund, Inc.                                          7     63,114
Nippon Electric Glass Company, Ltd. *                           4,000     60,445
Nippon Express Company, Ltd.                                   20,191     87,747
Nippon Kayaku Company, Ltd.                                     2,591     15,582
Nippon Light Metal Company, Ltd.                                7,124     16,893
NIPPON MEAT PACKERS, Inc.                                       3,238     37,632
Nippon Mining Holdings, Inc.                                   18,868    107,005
Nippon Oil Corp.                                               31,906    216,619
Nippon Paper Group, Inc.                                           22     80,732
Nippon Sheet Glass Company, Ltd.                                5,829     22,809
Nippon Shokubai Company, Ltd.                                   2,591     21,165
Nippon Steel Corp.                                            148,464    345,359
Nippon Telegraph & Telephone Corp.                                120    513,930
Nippon Yusen Kabushiki Kaisha                                  23,077    132,748
Nippon Zeon Company                                             2,591     22,403
Nishimatsu Construction Company, Ltd.                           3,886     14,015
Nishi-Nippon City Bank, Ltd. *                                 10,000     43,639
Nissan Chemical Industries, Ltd.                                3,238   $ 34,859
Nissan Motor Company, Ltd.                                     52,110    515,885
Nisshin Seifun Group, Inc.                                      3,886     40,328
Nisshin Steel Company                                          19,953     50,193
Nisshinbo Industries, Inc.                                      2,591     21,212
Nissin Food Products Co., Ltd.                                  1,684     43,197
Nitori Company, Ltd.                                              291     20,859
Nitto Denko Corp.                                               4,068    233,275
NOK Corp.                                                       2,008     56,125
Nomura Real Estate Office Fund, Inc. *                              4     30,367
Nomura Research Institute, Ltd.                                   589     58,842
Nomura Securities Company, Ltd.                                40,793    488,074
NSK, Ltd.                                                       9,715     49,841
NTN Corp.                                                      10,772     57,886
NTT Data Corp.                                                     32    109,350
NTT DoCoMo, Inc.                                                  405    598,864
Obayashi Corp.                                                 14,362     77,307
OBIC Co., Ltd.                                                    130     22,071
Odakyu Electric Railway Company                                16,305     86,148
Oji Paper Company, Ltd.                                        20,191    105,406
Oki Electric Industry Company, Ltd.                            10,362     36,530
Okumura Corp.                                                   3,886     21,968
Olympus Optical Company, Ltd.                                   5,534    106,279
Omron Corp.                                                     5,239    115,493
Onward Kashiyama Company, Ltd.                                  2,591     32,799
Oracle Corp. - Japan                                              648     24,480
Oriental Land Company, Ltd.                                     1,307     77,541
Orix Corp.                                                      1,954    293,162
Osaka Gas Company, Ltd.                                        49,155    154,676
Pioneer Electronic Corp.                                        3,879     58,722
Promise Company, Ltd.                                           2,181    139,815
Q.P. Corp.                                                      1,813     15,153
Rakuten, Inc.                                                     118     94,583
Resona Holdings, Inc. *                                       111,729    208,529
Ricoh Company, Ltd.                                            16,601    259,395
Rinnai Corp.                                                      648     15,979
Rohm Company, Ltd.                                              2,573    248,229
Ryohin Keikaku Company, Ltd.                                      389     19,220
Sanden Corp.                                                    1,943      8,181
Sanken Electric Company                                         1,943     25,350
SANKYO Co., Ltd.                                                1,307     60,807
SANKYO COMPANY, Ltd.                                            9,172    176,146
Santen Pharmaceutical Co., Ltd. *                               1,700     38,549
Sanwa Shutter Corp.                                             3,238     18,656
Sanyo Electric Company, Ltd. *                                 37,849     96,576
Sapporo Holdings                                                4,534     21,871
SBI Holdings, Inc.                                                114     38,391
Secom Company, Ltd.                                             5,210    224,071

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Sega Sammy Holdings, Inc. *                                   1,554   $   95,277
Seiko Epson Corp.                                             2,478       82,667
Seino Transportation Co., Ltd.                                2,591       23,408
Sekisui Chemical Company, Ltd.                               10,772       74,203
Sekisui House, Ltd.                                          12,362      124,946
Seven Eleven Japan Company, Ltd.                              9,019      250,460
SFCG Company, Ltd.                                              130       30,417
Sharp Corp.                                                  22,782      356,181
Shimachu Company, Ltd.                                          777       19,546
Shimamura Company, Ltd.                                         324       27,343
Shimano, Inc.                                                 1,731       49,163
Shimizu Corp.                                                12,305       57,359
Shin-Etsu Chemical Company, Ltd.                              8,789      333,619
Shinko Securities Company, Ltd. *                            11,000       34,911
Shinsei Bank, Ltd.                                           25,906      139,679
Shionogi & Company, Ltd.                                      6,477       83,569
Shiseido Company, Ltd.                                        8,477      107,004
Shizuoka Bank, Ltd.                                          14,658      125,950
Showa Denko K.K.                                             24,839       58,901
Showa Shell Sekiyu K.K.                                       4,145       41,484
Skylark Company, Ltd.                                         1,295       19,709
SMC Corp.                                                     1,336      145,754
SOFTBANK Corp.                                                5,604      219,794
Sojitz Holdings Corp. *                                       3,109       13,427
Sompo Japan Insurance, Inc.                                  17,896      180,719
Sony Corp.                                                   21,358      735,620
Stanley Electric Corp.                                        3,692       59,919
Sumitomo Bakelite Company, Ltd.                               3,238       20,962
Sumitomo Chemical Company, Ltd.                              32,554      149,694
Sumitomo Corp.                                               22,134      177,415
Sumitomo Electric Industries, Ltd.                           16,601      170,036
Sumitomo Heavy Industries, Ltd.                              11,010       52,911
Sumitomo Metal Industries, Ltd.                              88,423      151,477
Sumitomo Metal Mining Co., Ltd.                              12,715       87,243
Sumitomo Mitsui Financial Group, Inc.                            94      635,651
Sumitomo Osaka Cement Company, Ltd.                           6,477       17,228
Sumitomo Realty & Development Company, Ltd.                   9,124      102,338
Sumitomo Rubber Industries, Inc. *                            4,000       40,826
Sumitomo Trust & Banking Company, Ltd.                       30,554      185,952
Suruga Bank, Ltd.                                             3,886       31,674
Suzuken Company, Ltd.                                           777       19,581
T&D Holdings, Inc.                                            5,309      249,869
TAIHEIYO CEMENT Corp.                                        16,191       43,211
Taisei Corp.                                                 23,134       78,010
Taisho Pharmaceuticals Company, Ltd.                          4,238       82,536
Taiyo Nippon Sanso Corp.                                      5,181       26,346
Taiyo Yuden Company, Ltd.                                     1,943       21,548
Takara Holdings                                               2,591       16,143
Takashimaya Company, Ltd.                                     5,181   $   46,387
Takeda Pharmaceutical Company, Ltd.                          20,451    1,014,160
Takefuji Corp.                                                2,714      183,527
Takuma Company, Ltd.                                          1,295        9,189
Tanabe Seiyaku Co., Ltd. *                                    5,000       48,237
TDK Corp.                                                     2,932      199,855
Teijin, Ltd.                                                 19,896       92,385
Teikoku Oil Company, Ltd.                                     5,238       39,010
Terumo Corp.                                                  4,197      121,093
The 77th Bank, Ltd.                                           6,477       39,886
THK Company, Ltd.                                             2,519       52,011
TIS, Inc.                                                       583       19,922
Tobu Railway Company, Ltd.                                   19,248       69,766
Toda Corp.                                                    3,238       13,838
Toho Company, Ltd.                                            3,467       50,015
Tohoku Electric Power Company, Ltd.                          10,420      222,192
Tokuyama Corp. *                                              5,000       35,614
Tokyo Broadcasting Company, Ltd.                                648       10,727
Tokyo Electric Power Company, Ltd.                           26,533      632,763
Tokyo Electron, Ltd.                                          3,768      199,424
Tokyo Gas Company, Ltd.                                      52,165      195,190
Tokyo Steel Manufacturing Co., Ltd. *                         2,500       31,625
Tokyo Style Company, Ltd.                                     1,295       12,937
Tokyo Tatemono Company, Ltd. *                                5,000       33,586
Tokyu Corp.                                                  22,134       99,384
Tokyu Land Corp.                                              5,829       27,487
TonenGeneral Sekiyu K.K.                                      7,829       84,707
Toppan Printing Company, Ltd.                                14,010      148,424
Toray Industries, Inc.                                       29,611      140,433
Toshiba Corp.                                                70,289      280,117
Tosoh Corp.                                                  11,772       48,931
Toto, Ltd.                                                    7,829       61,906
Toyo Seikan Kaisha, Ltd.                                      3,591       56,758
Toyo Suisan Kaisha, Ltd. *                                    1,295       20,270
Toyobo Company, Ltd.                                          9,067       21,173
Toyoda Gosei Co., Ltd.                                        1,166       18,776
Toyota Industries Corp.                                       4,810      131,407
Toyota Motor Corp.                                           66,553    2,382,251
Toyota Tsusho Corp. *                                         4,000       65,314
Trend Micro, Inc.                                             2,267       80,738
Ube Industries, Ltd.                                         23,963       48,829
UFJ Holdings, Inc. *                                             93      484,663
UNI Charm Corp.                                                 842       33,859
Uniden Corp. *                                                1,295       20,503
UNY Company, Ltd.                                             3,238       36,815
Ushio, Inc.                                                   2,943       52,407
USS Company., Ltd.                                              447       28,494
Wacoal Corp.                                                  1,943       24,596

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
West Japan Railway Company, Ltd.                                42   $   143,900
World Company, Ltd.                                            712        24,908
Yahoo Japan Corp.                                               92       193,274
Yakult Honsha Company, Ltd.                                  2,943        53,070
Yamada Denki Company, Ltd.                                   1,684        96,871
Yamaha Corp.                                                 4,274        66,667
Yamaha Motor Company, Ltd.                                   4,309        79,062
Yamato Transport Company, Ltd.                               9,420       130,798
Yamazaki Baking Company, Ltd.                                2,591        22,357
Yokogawa Electric Corp.                                      5,486        67,815
                                                                     -----------
                                                                      44,742,897

LUXEMBOURG - 0.11%
Arcelor SA                                                  11,575       227,145
Tenaris SA, ADR                                                729        57,059
                                                                     -----------
                                                                         284,204

MALAYSIA - 0.00%
KrisAssets Holdings Berhad *                                   811           587

MEXICO - 0.73%
Alfa SA de CV                                                7,936        45,034
America Movil SA de CV *                                   156,520       465,237
Cemex SA de CV *                                            72,900       309,466
Coca-Cola Femsa SA de CV                                     6,859        18,185
Consorcio ARA SA de CV                                       3,785        13,071
Controladora Comercial Mexicana SA de CV                     6,671         8,050
Corp GEO SA de CV *                                          9,148        23,090
Fomento Economico Mexicano SA de CV                         15,855        94,505
Grupo Aeroportuario del Sureste SA de CV                     6,130        19,347
Grupo Bimbo SA de CV                                         7,388        21,226
Grupo Carso SA de CV *                                      18,534        35,786
Grupo Financiero Banorte SA de CV                            8,140        53,650
Grupo Mexico SA                                             25,818        42,085
Grupo Modelo SA                                             12,908        40,261
Grupo Televisa SA                                           50,643       156,783
Industrias Penoles SA de CV                                  1,650         7,701
Kimberly-Clark de Mexico SA de CV *                         12,426        42,552
Telefonos de Mexico SA de CV                               335,220       316,160
TV Azteca SA de CV *                                        29,651        14,313
Urbi Desarrollos Urbanos SA de CV *                          3,300        18,120
Vitro SA de CV                                               2,914         2,110
Wal-Mart de Mexico SA                                       44,266       179,488
                                                                     -----------
                                                                       1,926,220

NETHERLANDS - 3.89%
ABN AMRO Holdings NV                                        41,599     1,024,186
Aegon NV                                                    32,495       421,054
Akzo Nobel NV                                                6,312       248,800
ASML Holding NV *                                           11,798       185,845
Corio NV                                                     1,079        60,272
Dsm NV                                                       1,852       126,820
Euronext NV                                                  2,396   $    81,137
Getronics NV                                                 2,500        29,515
Hagemeyer NV *                                              10,385        24,626
Heineken NV                                                  5,973       184,563
IHC Caland NV                                                  810        55,565
ING Groep NV                                                43,643     1,233,970
Koninklijke (Royal) KPN NV                                  48,745       409,280
Koninklijke (Royal) Philips Electronics NV                  30,636       774,658
Koninklijke Ahold NV *                                      36,097       296,969
Oce-Van Der Grinten NV                                       1,623        23,916
Randstad Holdings NV                                           942        32,549
Reed Elsevier NV                                            16,316       227,404
Rodamco Europe NV                                            1,101        90,246
Royal Dutch Petroleum Company NV                            48,257     3,152,721
Royal Numico NV *                                            3,655       146,280
TNT Post Group NV                                            8,918       226,039
Unilever NV                                                 13,308       863,801
Vedior NV                                                    4,170        58,826
VNU NV                                                       5,583       155,828
Wereldhave NV                                                  414        44,152
Wolters Kluwer NV                                            6,917       132,390
                                                                     -----------
                                                                      10,311,412

NEW ZEALAND - 0.19%
Auckland International Airport, Ltd.                        24,101        40,073
Carter Holt Harvey, Ltd.                                    16,143        25,606
Contact Energy, Ltd.                                         7,114        38,109
Fisher & Paykel Appliances Holdings, Ltd.                    6,141        14,312
Fisher & Paykel Healthcare Corp.                            11,293        25,612
Fletcher Building, Ltd.                                     11,403        54,817
Independent Newspapers, Ltd.                                 2,699        12,205
NGC Holdings, Ltd.                                           3,113         8,230
Sky City Entertainment Group, Ltd.                          10,302        32,109
Sky Networks Television, Ltd. *                              2,403        11,619
Telecom Corp. of New Zealand, Ltd.                          48,846       204,233
Tower, Ltd. *                                                5,016         7,503
Warehouse Group, Ltd.                                        3,392         9,439
Waste Management Corp.                                       2,453        11,485
                                                                     -----------
                                                                         495,352

NORWAY - 0.57%
Den Norske Bank ASA                                         16,401       171,152
Norsk Hydro ASA                                              3,586       328,981
Norske Skogindustrier ASA                                    2,670        43,988
Orkla ASA                                                    4,718       173,854
Petroleum Geo-Services ASA *                                 1,332        32,077
Schibsted ASA                                                1,171        32,228
Smedvig ASA, A shares                                          680        13,776
Statoil ASA                                                 16,171       330,086
Stolt Offshore ASA *                                         4,721        43,130

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

NORWAY (CONTINUED)
Storebrand ASA                                                5,922   $   55,461
Tandberg ASA                                                  3,339       35,737
Telenor ASA                                                  19,391      154,916
Tomra Systems ASA                                             4,433       18,301
Yara International ASA                                        5,212       82,879
                                                                      ----------
                                                                       1,516,566

PERU - 0.05%
Cia de Minas Buenaventura SA                                  2,375       54,878
Credicorp SA                                                  1,378       27,284
Edegel SA *                                                  19,749        8,617
Luz Del Sur SA                                                3,005        3,527
Minsur SA                                                     7,272       12,960
Southern Peru Copper Corp.                                      402       17,326
Union de Cervecerias Peruanas Backus &
   Johnston SA                                               13,517        5,607
                                                                      ----------
                                                                         130,199

PHILIPPINES - 0.06%
ABS-CBN Broadcasting Corp. *                                  6,600        1,241
Ayala Corp.                                                   2,120       11,959
Ayala Land, Inc.                                            107,000       14,946
Bank of the Philippine Islands *                             19,400       16,850
Equitable PCI Bank Corp. *                                    6,200        5,441
Filinvest Land, Inc. *                                       77,000        1,931
First Philippine Holdings Corp.                               5,400        4,400
Globe Telecommunications, Inc.                                  750       10,745
Jollibee Foods Corp.                                          7,200        3,739
Manila Electric Company *                                     7,400        2,849
Megaworld Corp. *                                            65,000        1,513
Metropolitan Bank & Trust Company *                          12,100        6,284
Petron Corp. *                                               46,000        2,430
Philippine Long Distance Telephone Company                    1,050       30,462
San Miguel Corp. *                                            8,400       14,141
SM Investments Corp.                                          3,270       14,933
SM Prime Holdings, Ltd.                                      74,000        9,939
                                                                      ----------
                                                                         153,803

POLAND - 0.20%
Agora SA *                                                      755       14,460
Bank BPH SA                                                     208       35,449
Bank Pekao SA                                                 1,811       78,042
Bank Zachodni WBK SA *                                          529       16,781
Boryszew SA *                                                   661        3,996
BRE Bank SA *                                                   208        8,465
Budimex SA *                                                    278        3,885
Computerland SA *                                               149        4,013
Debica SA *                                                     150        3,905
Globe Trade Centre SA *                                         145        4,903
Grupa Kety SA                                                   203        7,320
JELFA SA *                                                       90        1,600
KGHM Polska Miedz SA *                                        2,659   $   27,055
Mondi Packaging Paper Swiecie SA                                302        4,266
Orbis SA *                                                      613        4,238
Polska Grupa Farmaceutyczna SA *                                239        3,791
Polski Koncern Naftowy Orlen SA *                             7,237      109,153
Powszechna Kasa Oszczednosci Bank Polski SA *                 9,669       78,414
Prokom Software SA *                                            252        7,390
Softbank SA *                                                   253        2,014
Telekomunikacja Polska SA                                    16,921      104,819
TVN SA *                                                        398        5,836
                                                                      ----------
                                                                         529,795

PORTUGAL - 0.25%
Banco BPI, SA                                                 8,463       32,253
Banco Comercial dos Acores, SA                               52,226      133,953
Banco Espirito Santo, SA                                      2,596       40,484
Brisa Auto Estrada, SA                                        8,889       69,796
Cimpor-Cimentos De Portugal, SA                               4,994       28,035
Electricidade De Portugal, SA                                49,655      124,956
Jeronimo Martins, SGPS, SA                                      744       10,666
Portugal Telecom, SGPS, SA                                   18,696      177,336
PT Multimedia.com, SGPS, SA *                                 2,332       24,518
Sonae, SGPS, SA                                              22,268       30,713
                                                                      ----------
                                                                         672,710

RUSSIA - 0.62%
AFK Sistema, GDR *                                            2,995       49,118
Gazprom, ADR                                                  2,185       78,660
JSC MMC Norilsk Nickel, ADR                                   2,276      138,836
Lukoil Oil Company, ADR                                      15,655      576,261
Mechel Steel Group, ADR                                         868       22,047
Mobile Telesystems, ADR                                       3,083      103,743
RAO Unified Energy System, ADR                                2,517       75,887
Rostelecom, ADR                                               1,887       22,738
Sberbank of Russian Federation, ADR                           1,212       79,992
Sibirtelecom, ADR                                               193        8,415
Surgutneftegaz, ADR for PFD Shares                            2,119      121,313
Surgutneftegaz, ADR                                           4,444      166,072
Tatneft, ADR                                                  2,001       74,037
UralsvyAzinform, ADR                                          1,801       12,211
VolgaTelecom, ADR                                             1,355        8,672
Vympel Communicatii, ADR *                                    2,855       97,156
Wimm-Bill-Dann Foods OJSC, ADR *                                560        9,201
                                                                      ----------
                                                                       1,644,359

SINGAPORE - 0.69%
Allgreen Properties, Ltd.                                    12,420        8,540
Ascendas Real Estate                                         21,329       27,940
CapitaLand, Ltd.                                             24,725       34,881
CapitaMall Trust                                             16,629       23,459
Chartered Semiconductor Manufacturing, Ltd. *                25,430       20,048

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

SINGAPORE (CONTINUED)
City Developments, Ltd.                                      11,715   $   52,081
ComfortDelGro Corp., Ltd.                                    43,269       43,345
Creative Technology, Ltd.                                     1,404        9,238
Datacraft Asia, Ltd. *                                        3,886        4,313
DBS Group Holdings, Ltd.                                     27,316      231,540
Fraser & Neave, Ltd.                                          4,640       43,181
Haw Par Corp., Ltd.                                           2,613        7,977
Jardine Cycle and Carriage, Ltd.                              2,617       20,631
Keppel Corp., Ltd.                                           13,010       96,396
Keppel Land, Ltd.                                             9,124       13,521
Neptune Orient Lines, Ltd.                                   12,362       27,698
Oversea-Chinese Banking Corp., Ltd.                          26,020      178,911
OverSeas Union Enterprises, Ltd.                              1,295        6,985
Parkway Holdings, Ltd.                                       12,305       13,712
SembCorp Industries, Ltd. *                                  21,415       33,892
SembCorp Logistics, Ltd. *                                    4,352        4,437
SembCorp Marine, Ltd.                                        12,362       19,271
Singapore Airlines, Ltd.                                     14,010       93,010
Singapore Exchange, Ltd.                                     18,601       23,264
Singapore Land, Ltd.                                          3,591       12,026
Singapore Post, Ltd.                                         33,849       19,964
Singapore Press Holdings, Ltd.                               39,059       99,555
Singapore Technologies Engineering, Ltd.                     32,202       46,192
Singapore Telecommunications, Ltd. *                        163,707      268,794
SMRT Corporation, Ltd.                                       15,010       10,499
ST Assembly Test Services, Ltd. *                            24,134       17,310
Suntec Real Estate Investment Trust *                        21,191       15,324
United Overseas Bank, Ltd.                                   27,963      235,366
United Overseas Land, Ltd.                                   12,568       16,986
Venture Corp., Ltd.                                           5,534       52,484
Wing Tai Holdings, Ltd.                                       7,772        4,584
                                                                      ----------
                                                                       1,837,355

SOUTH AFRICA - 1.40%
African Bank Investments, Ltd. *                             11,426       31,993
Alexander Forbes, Ltd.                                        5,891       11,379
Allan Gray Property Trust                                    25,003       17,259
Anglo American Platinum Corp., Ltd. - ZAR                     1,590       70,947
Anglo American PLC                                           25,961      609,516
AngloGold Ashanti, Ltd.                                       3,213      115,222
Aspen Pharmacare Holdings, Ltd.                               4,833       17,223
Aveng, Ltd.                                                   7,622       14,095
AVI, Ltd. *                                                   5,649       11,165
Barloworld, Ltd.                                              5,263       74,864
Bidvest Group, Ltd. *                                         6,198       67,469
Consol, Ltd. *                                                5,649        8,924
Edgars Consolidated Stores, Ltd.                              1,186       51,490
Ellerine Holdings, Ltd.                                       2,720       21,178
FirstRand, Ltd.                                              73,132      151,880
Foschini, Ltd. *                                              5,154   $   30,483
Gold Fields, Ltd.                                             8,380       95,613
Grindrod, Ltd.                                                1,644       10,954
Harmony Gold Mining Company, Ltd.                             8,156       71,136
Impala Platinum Holdings, Ltd.                                1,539      137,572
Imperial Holdings, Ltd. *                                     4,561       69,857
Investec, Ltd. *                                                837       24,877
JD Group, Ltd.                                                3,229       31,040
Kumba Resources, Ltd.                                         1,528       13,316
Liberty Group, Ltd. *                                         3,133       27,865
Massmart Holdings, Ltd.                                       4,756       31,882
Metropolitan Holdings, Ltd.                                  12,704       19,250
Mittal Steel South Africa, Ltd.                               3,939       27,721
MTN Group, Ltd.                                              32,228      213,533
Murray & Roberts Holdings, Ltd.                               6,304       13,215
Nampak, Ltd. *                                               14,504       32,359
Naspers, Ltd. *                                               7,266       90,301
Nedbank Group, Ltd.                                           4,816       53,644
Network Healthcare Holdings, Ltd. *                          29,758       27,314
Old Mutual PLC                                               93,425      204,237
Pick'n Pay Stores, Ltd.                                       5,566       20,835
Pretoria Portland Cement Co., Ltd.                              344       11,844
Reunert, Ltd.                                                 4,369       23,982
Sanlam, Ltd. *                                               63,891      112,312
Sappi, Ltd.                                                   4,984       55,075
Sasol, Ltd.                                                  13,868      375,431
Shoprite Holdings, Ltd.                                      10,333       22,666
Spar Group, Ltd.                                              4,315       15,700
Standard Bank Group, Ltd.                                    29,472      285,296
Steinhoff International Holdings, Ltd.                       16,752       38,628
Super Group, Ltd.                                             7,228       11,526
Telkom SA, Ltd.                                               6,094       99,551
Tiger Brands, Ltd. *                                          4,121       70,344
Tongaat-Hulett Group, Ltd.                                      971        8,723
Truworths International, Ltd.                                11,559       30,115
Woolworths Holdings, Ltd. *                                  19,884       31,262
                                                                      ----------
                                                                       3,714,063

SPAIN - 3.11%
Abertis Infrastructuras SA                                    4,722      120,371
Acciona SA                                                      684       67,858
Acerinox SA                                                   4,398       59,967
ACS Actividades SA                                            5,681      159,045
Aguas De Barcelona SA                                         1,412       30,442
Altadis SA, Series A                                          6,364      266,941
Amadeus Global Travel Distribution SA, Series A               7,739       67,695
Antena 3 de Television SA                                     1,876       37,540
Banco Bilbao Vizcaya Argentaria SA                           78,355    1,209,620

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

SPAIN (CONTINUED)
Banco Popular Espanol SA *                                   20,130   $  243,299
Banco Santander Central, Hispano SA                         137,316    1,593,203
Cintra Concesiones de Infraestructuras de
   Transporte SA                                              4,708       55,308
Corporacion Mapfre SA                                         2,590       38,762
Ebro Puleva SA *                                              1,912       34,005
Endesa SA                                                    22,508      528,559
Fomento de Construcciones SA                                  1,093       61,609
Gamesa Corporation Tecno SA                                   2,645       35,873
Gas Natural SDG SA                                            3,725      109,873
Grupo Ferrovial SA                                            1,503       96,921
Iberdrola SA                                                 18,103      477,900
Iberia Lineas Aereas de Espana SA                            11,316       32,447
Indra Sistemas SA                                             3,012       59,653
Industria de Diseno Textil SA                                 5,172      133,156
Inmobiliaria Colonial SA                                        697       37,104
Metrovacesa SA, New RFD *                                        50        2,955
Metrovacesa SA                                                1,017       59,946
NH Hoteles SA *                                               1,364       18,730
Promotora de Informaciones SA                                 1,849       35,859
Repsol SA                                                    21,140      541,193
Sacyr Vallehermoso SA                                         2,206       52,017
Sogecable SA *                                                  805       28,624
Telefonica Publicidad e Informacion SA                        3,330       29,128
Telefonica SA                                               107,211    1,756,262
Union Fenosa SA                                               5,057      154,240
Zeltia SA *                                                   2,997       20,305
                                                                      ----------
                                                                       8,256,410

SWEDEN - 1.89%
Alfa Laval AB                                                 2,001       28,973
Assa Abloy AB, Series B                                       6,899       88,841
Atlas Copco AB, Series A *                                    7,911      125,694
Atlas Copco AB, Series B *                                    4,980       71,786
Axfood AB                                                       574       14,415
Billerud Aktibolag AB                                           907       10,866
Capio AB *                                                    1,530       22,545
Castellum AB                                                  1,005       40,950
D. Carnegie & Company AB                                        969       11,485
Electrolux AB, Series B                                       6,676      142,427
Elekta AB, Series B *                                           717       29,766
Eniro AB                                                      3,778       43,084
Ericsson LM, Series B                                       342,450    1,101,365
Fabege AB                                                     1,967       42,846
Gambro AB, Series A                                           4,368       58,487
Gambro AB, Series B                                           2,313       30,971
Getinge AB, Series B                                          3,981       54,325
Hennes & Mauritz AB, Series B                                11,082      390,491
Hoganas AG, B Shares                                            453       12,160
Holmen AB, Series B                                           1,271   $   34,363
Lundin Petroleum AB, Series A *                               3,274       28,107
Modern Time Group AB, Series B *                              1,204       36,948
Nobel Biocare AG *                                               97        5,556
Nordea Bank AB                                               49,802      453,070
OMX AB *                                                      1,425       16,250
Oriflame Cosmetics AB *                                         486       11,085
Sandvik AB                                                    4,680      174,202
SAS AB *                                                      1,554       13,391
Scania AB, Series B                                           2,213       81,665
Securitas AB, B Shares                                        6,899      115,360
Skandia Forsakrings AB                                       23,930      131,541
Skandinaviska Enskilda Banken AB, Series A                   11,067      184,346
Skanska AB, Series B                                          8,559      105,830
SKF AB, Series B *                                           13,852      141,992
SSAB Svenskt Stal AB, Series A                                1,166       26,893
SSAB Svenskt Stal AB, Series B                                  518       11,416
Svenska Cellulosa AB, Series B                                4,592      147,097
Svenska Handelsbanken AB, Series A                           12,139      248,087
Swedish Match AB                                              7,653       87,028
Tele2 AB, Series B Redemption *                               2,346        2,991
Tele2 AB, Series B *                                          7,038       66,282
Teliasonera AB                                               43,043      205,718
Trelleborg AB, Series B                                       1,554       23,098
Volvo AB, Series A                                            2,278       89,901
Volvo AB, Series B                                            5,304      216,118
Wihlborgs Fastigheter AB *                                      393        9,568
WM Data AB, Series B                                          6,477       16,349
                                                                      ----------
                                                                       5,005,729

SWITZERLAND - 5.52%
ABB, Ltd. *                                                  47,215      309,196
Adecco SA                                                     3,159      143,826
Ciba Specialty Chemicals Holding AG                           1,684       98,070
Clariant AG *                                                 5,774       76,750
Compagnie Financiere Richemont AG, Series A                  12,028      404,153
Credit Suisse Group AG                                       29,525    1,163,552
Geberit AG                                                       89       56,896
Givaudan AG                                                     176      102,290
Holcim, Ltd.                                                  4,083      248,284
Kudelski SA                                                     694       25,375
Kuoni Reisen Holding AG, Series B *                              62       25,159
Logitech International AG *                                   2,178       45,506
Lonza Group AG                                                  979       54,151
Micronas Semiconductor Holding AG *                             672       25,409
Nestle SA                                                     9,821    2,511,334
Nobel Biocare Holding AG, Series BR                             570      115,537
Novartis AG, REG                                             57,458    2,734,709
Phonak Holding AG                                             1,116       41,849

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

SWITZERLAND (CONTINUED)
PSP Swiss Property AG *                                        881   $    38,188
Rieter Holdings AG                                             118        32,658
Roche Holdings AG                                           17,097     2,161,950
Schindler Holding AG                                           134        48,368
Serono AG, Series B                                            141        90,028
SIG Holding AG, REG                                            144        32,584
Societe Generale de Surveillance Holdings AG                   108        74,136
Straumann Holding AG                                           198        41,215
Sulzer AG                                                       83        34,230
Swatch Group AG, BR shares                                     838       117,596
Swatch Group AG                                              1,578        45,087
Swiss Reinsurance Company AG                                 7,819       480,344
Swisscom AG                                                    560       182,490
Syngenta AG *                                                2,590       266,330
Synthes AG                                                   1,147       125,815
UBS AG                                                      26,017     2,028,300
Unaxis Holding AG *                                            290        39,791
Valora Holding AG *                                             68        15,387
Zurich Financial Services AG *                               3,498       602,135
                                                                     -----------
                                                                      14,638,678

TAIWAN - 0.00%
Macronix International Co., Ltd. *                              87            16
Optimax Technology Corp.                                       316           731
                                                                     -----------
                                                                             747

THAILAND - 0.24%
Advanced Information Service, Public Co., Ltd.              21,800        51,679
Airports of Thailand, Public Co., Ltd.                      10,600        11,538
Ban Pu Coal Public Co., Ltd.                                 3,600        12,975
Bangkok Bank Public Co., Ltd.                                6,600        16,125
Bangkok Bank Public Co., Ltd.                               23,100        60,348
Bangkok Expressway Public Co., Ltd.                          8,500         5,346
BEC World, Public Co., Ltd.                                 22,200         6,229
Charoen Pokphand Foods Public Co., Ltd.                     56,500         5,795
Delta Electronics Thailand, Public Co., Ltd.                 8,800         3,598
Electricity Generating Public Co., Ltd.                      3,200         6,115
GMM Grammy, Public Co., Ltd.                                 6,000         1,829
Hana Microelectronics Public Co., Ltd.                      13,700         6,893
Italian-Thai Development Public Co., Ltd.                   32,700         7,554
Kasikornbank, Public Co., Ltd., Alien Mkt REG               28,600        39,434
Kasikornbank, Public Co., Ltd.                               5,200         6,918
Kiatnakin Finance & Securities, Public Co., Ltd.             5,100         3,393
Kim Eng Securities Thailand, Public Co., Ltd.                2,700         1,633
Krung Thailand Bank, Public Co., Ltd.                       68,900        15,500
Land & Houses, Public Co., Ltd., Alien MKT REG              59,900        10,143
Land & Houses, Public Co., Ltd.                             27,900         4,589
National Finance, Public Co., Ltd.                          16,100         4,985
National Petrochemical, Public Co., Ltd.                     1,800   $     5,312
PTT Exploration & Production Public Co., Ltd.                6,400        59,449
PTT, Public Co., Ltd.                                       20,700       109,158
Ratchaburi Electricity Generating Holding,
   Public Co., Ltd.                                          7,200         7,054
Sahaviriya Steel Industries Public Co., Ltd.               129,200         6,001
Seven Eleven Corp., Alien Mkt REG *                          8,095         1,175
Seven Eleven Corp. *                                        21,500         2,938
Shin Corp. Public Co., Ltd.                                 25,500        23,131
Siam Cement, Public Co., Ltd., Alien Mkt REG                 7,400        43,319
Siam Cement, Public Co., Ltd.                                3,300        18,200
Siam City Cement, Public Co., Ltd.                           1,500        10,087
Siam Commercial Bank, Public Co., Ltd.                      18,800        21,147
Siam Makro, Public Co., Ltd.                                 2,100         3,124
Sino Thailand Engineering & Construction,
   Public Co., Ltd.                                         12,300         3,184
Thailand Airways International, Public Co., Ltd. *          12,500        12,019
Thailand Olefins, Public Co., Ltd.                           4,900         6,815
Thailand Union Frozen Products, Public Co., Ltd.             7,500         4,989
Tisco Finance, Public Co., Ltd.                              6,500         3,931
True Corp., Public Co., Ltd. *                              41,000        10,314
United Broadcasting Corp., Public Co., Ltd. *                3,700         2,041
                                                                     -----------
                                                                         636,007

TURKEY - 0.17%
Akbank AS                                                   11,044        63,843
Akcansa Cimento AS                                             723         2,904
Aksa Akrilik Kimya Sanayii AS                                  199         1,897
Aksigorta AS                                                   984         4,137
Alarko Holding AS *                                             89         3,190
Anadolu Efes Biracilik Ve Malt Sanayii AS                    1,190        27,472
Arcelik AS                                                   1,470         8,774
Aygaz AS                                                     1,197         2,786
Cimsa Cimento Sanayi VE Tica AS                                892         4,286
Dogan Sirketler Grubu Holdings AS *                          5,439        13,720
Dogan Yayin Holding AS *                                     4,267        10,763
Eregli Demir ve Celik Fabrikalari TAS                        7,252        31,578
Ford Otomotiv Sanayi AS                                      1,288         8,509
HACI Omer Sabanci Holdings, AS                               6,326        24,459
Hurriyet Gazetecilik AS                                      2,681         6,400
Is Gayrimenkul Yatirim Ortakligi AS                          2,484         4,047
KOC Holdings AS                                              4,221        18,697
Migros Turk TAS                                              1,458        11,384
Tofas Turk Otomobil Fabrik AS                                2,068         3,524
Trakya Cam Sanayi AS                                         1,464         4,946
Tupras Turkiye Petrol Rafine AS                              1,848        26,499
Turk Hava Yollari AS *                                         937         5,311
Turk Sise ve Cam Fabrikalari AS                              2,724         7,976

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS (CONTINUED)

TURKEY (CONTINUED)
Turkcell Iletisim Hizmet AS                                   5,472   $   27,113
Turkiye Garanti Bankasi AS *                                  8,844       38,178
Turkiye Is Bankasi AS                                        10,353       60,626
Vestel Elektronik Sanayi AS *                                 1,462        5,356
Yapi ve Kredi Bankasi AS *                                    7,134       27,315
                                                                      ----------
                                                                         455,690

UNITED KINGDOM - 19.13%
3I Group PLC                                                 15,195      184,693
Aegis Group PLC                                              23,790       42,436
Aggreko PLC                                                   4,315       14,350
Alliance Unichem PLC                                          6,375       97,088
AMEC PLC                                                      6,594       39,011
Amvescap PLC                                                 18,462      110,216
Anglo American PLC                                            6,414      150,518
ARM Holdings PLC                                             25,817       52,416
Arriva PLC                                                    3,806       37,186
Associated British Ports Holdings PLC                         6,663       58,889
AstraZeneca Group PLC                                        37,384    1,548,837
Aviva PLC                                                    55,221      615,764
BAA PLC                                                      24,144      268,362
Barclays PLC                                                147,674    1,470,646
Barratt Developments PLC                                      4,940       63,455
BBA Group PLC                                                 9,416       52,076
Bellway PLC                                                   2,206       34,130
Berkeley Group Holdings PLC *                                 1,824       29,920
BG Group PLC                                                 81,730      672,534
BHP Billiton PLC                                             57,077      728,553
BICC PLC                                                      8,826       52,334
BOC Group PLC                                                11,198      201,555
Boots Group PLC                                              16,378      178,813
Bovis Homes Group PLC                                         2,350       29,912
BP PLC                                                      491,267    5,115,260
BPB PLC                                                      10,356       98,213
Brambles Industries, Ltd.                                    18,343      100,626
Bristish Aerospace Systems PLC                               73,740      379,407
Britannic Group PLC                                           4,010       36,556
British Airways PLC *                                        11,208       52,945
British American Tobacco Australasia, Ltd.                   37,129      716,218
British Land Company PLC                                     12,805      201,096
British Sky Broadcasting Group PLC                           28,200      266,681
Brixton PLC                                                   5,176       33,057
BT Group PLC                                                197,247      813,314
Bunzl PLC                                                     8,606       80,382
Cable & Wireless PLC                                         59,211      158,164
Cadbury Schweppes PLC                                        47,773      456,488
Capita Group PLC                                             16,649      109,839
Carnival PLC                                                  3,820      216,886
Cattles PLC                                                   7,108       39,248
Centrica PLC                                                 85,881   $  356,810
Close Brothers Group PLC                                      2,329       30,751
Cobham PLC                                                    2,312       58,649
Compass Group PLC                                            52,998      222,804
Cookson Group PLC *                                           4,273       23,403
Corus Group PLC *                                            82,422       62,060
Daily Mail and General Trust PLC                              7,669       90,397
De Lousiana Rue PLC                                           3,065       22,309
Diageo PLC                                                   69,701    1,028,392
Dixons Group PLC                                             48,245      135,791
E D & F Manitoba Treasury Management PLC                      6,899      178,968
Electrocomponents PLC                                         9,142       39,416
EMAP PLC                                                      6,529       91,064
EMI Group PLC                                                20,147       91,741
Enterprise Inns PLC                                           8,788      131,394
Filtrona PLC *                                                5,532       24,100
First Choice Holidays PLC *                                   8,874       30,386
FirstGroup PLC                                                8,361       49,352
FKI PLC                                                       9,686       16,887
Friends Provident Ethical Investment Trust PLC               47,207      154,027
Fyffes PLC                                                    1,341        3,991
Gallaher Group PLC                                           14,928      221,859
George Wimpey PLC                                             7,775       61,191
GKN PLC                                                      14,722       68,094
GlaxoSmithKline PLC                                         134,445    3,256,266
Grafton Group PLC *                                           1,617       18,702
Great Portland Estates PLC                                    2,141       13,415
Group 4 Securicor PLC                                        23,490       61,904
GUS PLC                                                      23,059      363,990
Hammerson PLC                                                 6,997      111,578
Hanson PLC                                                   18,141      174,482
Hays PLC                                                     43,281      100,482
HBOS PLC                                                     89,809    1,385,449
Hilton Group PLC                                             39,151      200,913
HMV Group PLC                                                 7,523       31,896
HSBC Holdings PLC                                           256,601    4,094,193
ICAP PLC                                                      8,869       47,223
IMI PLC                                                       7,342       54,887
Imperial Chemical Industries PLC                             29,733      135,392
Imperial Tobacco Group PLC                                   16,779      452,111
Inchcape PLC                                                  1,431       52,771
InterContinental Hotels Group PLC *                          10,141      128,084
International Power PLC                                      36,915      136,330
Intertek Group PLC                                            2,967       37,340
Invensys PLC *                                               94,837       17,852
iSOFT Group PLC                                               4,322       32,504
ITV PLC                                                      92,974      205,015
J Sainsbury PLC                                              33,694      172,305

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Johnson Matthey PLC                                         4,615   $     88,279
Kesa Electricals PLC                                       10,850         54,367
Kingfisher PLC                                             52,824        232,963
Land Securities Group PLC                                  10,554        262,998
Legal & General Group PLC                                 146,859        302,774
Liberty International PLC                                   6,101        105,930
Lloyds TSB Group PLC                                      129,805      1,100,709
Logicacmg PLC                                              15,693         49,093
London Stock Exchange PLC *                                 4,857         42,797
Marconi Corp. *                                             3,847         20,828
Marks & Spencer Group, PLC                                 40,394        261,061
Meggitt PLC                                                 8,151         41,317
MFI Furniture Group PLC                                    10,222         20,295
Misys PLC                                                   9,339         39,847
Mitchells & Butler PLC                                     10,439         62,553
National Express Group PLC                                  2,656         43,282
National Grid Transco PLC                                  71,482        693,288
Next Group PLC                                              6,485        175,436
Ocean Group PLC                                             7,509        114,290
Pearson PLC                                                18,007        212,255
Persimmon PLC                                               6,991         97,884
Pilkington PLC                                             22,199         47,657
Premier Farnell PLC                                         8,655         25,059
Provident Financial PLC                                     5,214         67,114
Prudential Corp. PLC                                       54,784        487,387
Punch Taverns PLC                                           6,454         84,811
Rank Group PLC                                             12,051         58,116
Reckitt Benckiser PLC                                      14,175        418,031
Reed Elsevier PLC                                          28,725        275,250
Rentokil Initial PLC                                       45,293        129,716
Reuters Group PLC                                          32,258        228,431
Rexam PLC                                                  13,838        119,513
Rio Tinto PLC                                              24,710        756,625
Rolls-Royce Group PLC, B Shares                         1,476,783          2,648
Rolls-Royce Group PLC *                                    38,056        195,976
Royal & Sun Alliance PLC                                   60,280         90,506
Royal Bank of Scotland Group PLC                           72,684      2,196,931
SAB Miller PLC                                             19,643        306,899
Schroders PLC                                               2,794         37,918
Scottish & Newcastle PLC                                   17,132        142,433
Scottish & Southern Energy PLC                             19,438        353,005
Scottish Power PLC                                         42,851        381,417
Serco Group PLC                                             9,937         45,427
Severn Trent PLC                                            8,603        156,852
Shell Transport & Trading Company PLC                     220,119      2,141,792
Signet Group PLC                                           44,455         86,670
Slough Estates PLC                                         10,664         99,700
Smith & Nephew PLC                                         21,039        207,824
Smiths Group PLC                                           13,812   $    227,558
SSL International PLC                                       3,164         16,053
Stagecoach Group PLC *                                     13,807         29,208
Tate & Lyle PLC                                            10,489         89,696
Taylor Woodrow PLC                                         11,975         72,509
Tesco PLC                                                 179,816      1,027,539
The Davis Service Group PLC                                 3,397         27,618
The Peninsular & Oriental Steam Navigation Co., PLC        18,835        107,124
The Sage Group PLC                                         32,230        129,284
Tomkins PLC                                                19,718         92,439
Travis Perkins PLC                                          2,498         77,833
Trinity Mirror PLC                                          6,155         68,192
Unilever PLC                                               63,943        617,303
United Business Media PLC *                                 5,512         48,964
United Utilities PLC, Class A                               6,478         38,324
United Utilities PLC                                       13,840        163,757
Vodafone Group PLC                                      1,487,204      3,626,013
Whitbread PLC *                                             6,425        109,886
William Hill PLC                                           10,025         96,961
Wolseley PLC                                               13,286        279,629
WPP Group PLC                                              26,728        275,281
Yell Group PLC                                             17,542        133,734
Yorkshire Water PLC                                         9,465        118,524
                                                                    ------------
                                                                      50,726,377

UNITED STATES - 3.77%
iShares FTSE/Xinhua China 25 Index Fund *                  38,147      2,178,575
iShares MSCI Brazil Index Fund *                           63,805      1,583,640
iShares MSCI Malaysia Index Fund *                        153,400      1,061,528
iShares MSCI South Korea Index Fund *                     161,540      5,169,280
                                                                    ------------
                                                                       9,993,023

VENEZUELA - 0.01%
CIA Anonima Nacional Telefonos de Venezuela, ADR            1,747         33,088
                                                                    ------------
TOTAL COMMON STOCKS (Cost $242,466,662)                             $245,556,800
                                                                    ============
PREFERRED STOCKS - 0.17%

GERMANY - 0.17%
Fresenius Medical Care AG, Non Voting                         512         35,680
Henkel KGAA, Vorzug AG, Non Voting                          1,444        129,314
Porsche AG, Non Voting                                        192        144,401
RWE AG, Non Votintg                                           965         55,200
Volkswagen AG, Non Voting                                   2,576         91,378
                                                                    ------------
                                                                         455,973
                                                                    ------------
TOTAL PREFERRED STOCKS (Cost $410,136)                              $    455,973
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL EQUITY INDEX TRUST B (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
RIGHTS - 0.01%

SINGAPORE - 0.01%
Overseas Chinese Banking Corp.
   (Expiration date 07/06/2005;
   subscription price 5.00 SGD) *                           5,204   $     20,359

SPAIN - 0.00%
Metrovacesa SA
   (Expiration date 07/05/2005;
   subscription price 36.50 EUR) *                          1,067          5,783
Sacyr Vallehermoso SA
   (Expiration date 07/12/2005) *                           2,206          1,628
                                                                    ------------
                                                                           7,411
                                                                    ------------
TOTAL RIGHTS (Cost $1,141)                                          $     27,770
                                                                    ============
CORPORATE BONDS - 0.00%

SOUTH AFRICA - 0.00%
Lereko Mobility Property, Ltd.
   5.00% due 10/01/2010                         ZAR           356             18
                                                                    ------------
TOTAL CORPORATE BONDS (Cost $17)                                    $         18
                                                                    ============
SHORT TERM INVESTMENTS - 5.21%
AIM Short-Term Investments Trust, STIC Prime
   Portfolio, Institutional Class
   3.24% due 01/01/2050                               $13,825,216   $ 13,825,216
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $13,825,216)                                                  $ 13,825,216
                                                                    ============
TOTAL INVESTMENTS (INTERNATIONAL EQUITY
   INDEX TRUST B)
   (COST $256,703,172) - 98.02%                                     $259,865,777
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.98%                          5,248,408
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $265,114,185
                                                                    ============

BOND INDEX TRUST B

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                        ----------   -----------
U.S. TREASURY OBLIGATIONS - 23.05%

U.S. TREASURY BONDS - 12.40%
   5.375% due 02/15/2031 (a)                            $  200,000   $   236,000
   5.50% due 08/15/2028 (a)                                270,000       317,957
   6.125% due 11/15/2027 to 08/15/2029 (a)                 970,000     1,231,280
   6.25% due 05/15/2030 (a)                              2,300,000     2,995,840
   6.50% due 11/15/2026                                    300,000       392,192
   6.625% due 02/15/2027 (a)                               295,000       391,532
   6.75% due 08/15/2026 (a)                                775,000     1,038,167
   7.50% due 11/15/2016 (a)                              2,200,000     2,883,461
   7.875% due 02/15/2021 (a)                               900,000     1,273,957
   8.75% due 08/15/2020 (a)                              1,400,000     2,106,563
   8.875% due 08/15/2017 (a)                               950,000     1,380,728
   9.25% due 02/15/2016 (a)                                800,000     1,159,062
   10.375% due 11/15/2012 (a)                            3,300,000     3,795,643
   11.25% due 02/15/2015                                $  260,000   $   410,424
   11.75% due 11/15/2014 (a)                               465,000       613,473
   12.00% due 08/15/2013 (a)                             1,000,000     1,241,641
   12.75% due 11/15/2010 (a)                             1,000,000     1,034,453
   13.25% due 05/15/2014 (a)                             1,200,000     1,607,953
                                                                     -----------
                                                                      24,110,326

U.S. TREASURY NOTES - 10.65%
   2.875% due 11/30/2006 (a)                             2,300,000     2,276,551
   3.125% due 04/15/2009                                   600,000       587,977
   3.25% due 08/15/2007 (a)                                525,000       520,755
   3.375% due 09/15/2009 (a)                             1,400,000     1,381,243
   3.875% due 05/15/2009 to 05/15/2010 (a)               1,950,000     1,961,152
   4.125% due 05/15/2015 (a)                               605,000       613,838
   4.625% due 05/15/2006 (a)                               100,000       100,937
   4.75% due 11/15/2008 to 05/15/2014 (a)                1,430,000     1,483,802
   5.00% due 02/15/2011 to 08/15/2011 (a)                2,485,000     2,645,301
   5.50% due 02/15/2008                                    500,000       523,144
   6.00% due 08/15/2009 (a)                              1,250,000     1,358,154
   6.50% due 10/15/2006 (a)                              5,550,000     5,751,404
   7.00% due 07/15/2006 (a)                              1,450,000     1,500,240
                                                                     -----------
                                                                      20,704,498
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $44,274,117)                                                   $44,814,824
                                                                     ===========
U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.26%

FEDERAL HOME LOAN BANK - 1.47%
   3.875% due 06/14/2013                                 1,750,000     1,716,594
   3.875% due 01/15/2010 (a)                               900,000       897,310
   5.80% due 09/02/2008                                    225,000       237,633
                                                                     -----------
                                                                       2,851,537

FEDERAL HOME LOAN MORTGAGE CORP. - 16.79%
   2.75% due 08/15/2006                                  1,300,000     1,285,320
   4.00% due 05/01/2009 to 09/01/2018                      946,712       928,860
   4.25% due 07/15/2009                                    650,000       657,105
   4.50% due 06/01/2018 to 10/01/2033                    3,614,155     3,590,278
   5.00% due 11/01/2007 to 04/01/2035                    6,918,201     6,952,687
   5.50% due 06/01/2016 to 04/01/2035                    6,465,433     6,573,946
   5.75% due 04/15/2008 to 01/15/2012                    3,100,000     3,280,762
   6.00% due 01/01/2009 to 10/01/2034                    3,799,835     3,978,525
   6.25% due 07/15/2032                                     50,000        62,780
   6.50% due 11/01/2015 to 08/01/2032                    1,498,934     1,556,223
   6.50% due 08/01/2032 (b)                                112,778       116,995
   6.625% due 09/15/2009 (a)                               320,000       352,311
   7.00% due 02/01/2016 to 04/01/2032                      423,433       445,779
   7.10% due 04/10/2007                                  2,500,000     2,640,118

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

FEDERAL HOME LOAN MORTGAGE CORP (CONTINUED)
   7.50% due 02/01/2016 to 03/01/2032                  $   134,382   $   143,774
   8.00% due 02/01/2030 to 09/01/2030                       30,726        33,101
   8.50% due 10/01/2031                                     43,821        47,725
                                                                     -----------
                                                                      32,646,289

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.86%
   4.00% due 11/01/2010 to 04/01/2019                    1,262,476     1,240,503
   4.50% due 04/01/2018 to 06/01/2034                    3,508,405     3,481,383
   5.00% due 01/15/2007 to 11/01/2034                    9,847,268     9,904,752
   5.50% due 01/01/2009 to 05/01/2035                   10,347,025    10,512,315
   6.00% due 05/01/2014 to 10/01/2034                    4,464,003     4,585,695
   6.125% due 03/15/2012                                 1,000,000     1,118,327
   6.25% due 05/15/2029                                    415,000       513,565
   6.375% due 06/15/2009                                   800,000       870,433
   6.50% due 02/01/2015 to 01/01/2034                    2,187,500     2,270,267
   6.625% due 09/15/2009 to 11/15/2030                     880,000       995,170
   7.00% due 12/01/2015 to 10/01/2032                      656,616       692,194
   7.125% due 06/15/2010 to 01/15/2030                   1,509,000     1,766,290
   7.25% due 05/15/2030                                    150,000       208,239
   7.50% due 10/01/2015 to 08/01/2031                      286,226       305,495
   8.00% due 08/01/2030 to 09/01/2031                      111,861       120,307
   8.50% due 09/01/2030                                     19,543        21,282
                                                                     -----------
                                                                      38,606,217

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 3.86%
   4.50% due 05/15/2019 to 08/15/2033                      249,226       247,763
   5.00% due 05/15/2018 to 06/15/2034                    1,323,929     1,337,493
   5.50% due 11/15/2032 to 11/15/2034                    2,491,505     2,547,387
   6.00% due 04/15/2017 to 07/15/2034                    1,561,318     1,612,691
   6.50% due 01/15/2016 to 01/15/2033                      940,825       983,916
   7.00% due 08/15/2029 to 05/15/2032                      490,391       519,574
   7.50% due 08/15/2029 to 06/15/2032                      185,000       198,295
   8.00% due 02/15/2031 to 07/15/2031                       39,534        42,710
   8.50% due 09/15/2030                                      7,032         7,665
   9.00% due 01/15/2031                                      9,725        10,782
                                                                     -----------
                                                                       7,508,276

TENNESSE VALLEY AUTHORITY - 0.17%
   6.75% due 11/01/2025                                    260,000       334,932

THE FINANCING CORP. - 0.11%
   8.60% due 09/26/2019                                    150,000       213,280
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $80,804,495)                                                   $82,160,531
                                                                     ===========

FOREIGN GOVERNMENT OBLIGATIONS - 2.29%

CANADA - 0.47%
Government of Canada
   5.25% due 11/05/2008                                $   125,000   $   130,805
Province of Manitoba Canada, Series BU
   9.625% due 12/01/2018                                   300,000       447,062
Province of Quebec Canada, Series NN
   7.125% due 02/09/2024                                   150,000       195,662
   7.50% due 07/15/2023                                    100,000       134,688
                                                                     -----------
                                                                         908,217

GREECE - 0.22%
Republic of Greece
   6.95% due 03/04/2008                                    405,000       434,445

ITALY - 0.30%
Republic of Italy
   6.875% due 09/27/2023                                   460,000       580,949

MALAYSIA - 0.03%
Government of Malaysia
   8.75% due 06/01/2009                                     50,000        57,967

MEXICO - 0.73%
Government of Mexico
   8.30% due 08/15/2031                                    200,000       249,000
   9.875% due 02/01/2010 (a)                               970,000     1,173,215
                                                                     -----------
                                                                       1,422,215

NEW ZEALAND - 0.06%
Government of New Zealand
   8.75% due 12/15/2006                                    120,000       128,446

SOUTH KOREA - 0.35%
Republic of Korea
   8.875% due 04/15/2008                                   600,000       675,287

SPAIN - 0.13%
Government of Spain
   7.00% due 07/19/2005                                    250,000       250,330
                                                                     -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $4,122,961)                                                    $ 4,457,856
                                                                     ===========

CORPORATE BONDS - 23.43%

AEROSPACE - 0.36%
Boeing Company
   8.75% due 09/15/2031 (a)                                 90,000       136,116
Northrop Grumman Corp.
   7.75% due 03/01/2016                                     75,000        93,655
Raytheon Company
   6.75% due 08/15/2007                                    200,000       209,815
United Technologies Corp.
   6.10% due 05/15/2012                                    180,000       197,656
   8.875% due 11/15/2019                                    50,000        70,090
                                                                     -----------
                                                                         707,332

ALUMINUM - 0.11%
Alcan Aluminum, Ltd.
   6.125% due 12/15/2033                                   200,000       214,247

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                           AMOUNT        VALUE
                                                         ----------   ----------
CORPORATE BONDS (CONTINUED)

AUTOMOBILES - 0.54%
DaimlerChrysler North America Holding
   7.20% due 09/01/2009                                  $  650,000   $  707,539
Ford Motor Company
   6.625% due 02/15/2028                                    350,000      275,230
Toyota Motor Credit Corp.
   5.50% due 12/15/2008                                      60,000       62,611
                                                                      ----------
                                                                       1,045,380

BANKING - 3.77%
Bank of America Corp.
   6.50% due 03/15/2006                                     150,000      152,657
   7.75% due 08/15/2015 (a)                                 400,000      496,196
   7.80% due 02/15/2010                                     350,000      400,304
Bank One Corp.
   6.875% due 08/01/2006                                  1,000,000    1,028,845
   7.875% due 08/01/2010                                    300,000      346,838
KFW International Finance, Series DTC
   5.25% due 06/28/2006                                     300,000      303,547
Kreditanstalt fuer Wiederaufbau
   3.25% due 03/30/2009                                     500,000      490,754
Royal Bank of Scotland Group PLC
   5.00% due 11/12/2013                                     300,000      309,727
   6.40% due 04/01/2009                                     150,000      160,910
SMBC International Finance NV
   8.50% due 06/15/2009                                     100,000      114,131
US Bank NA, Series BKNT
   6.375% due 08/01/2011                                    325,000      358,570
Wachovia Corp.
   4.95% due 11/01/2006                                   1,350,000    1,364,449
   5.625% due 12/15/2008                                     75,000       78,843
Wells Fargo Bank NA
   6.45% due 02/01/2011                                     550,000      606,656
Wells Fargo Company
   6.875% due 04/01/2006 (a)                              1,100,000    1,122,376
                                                                      ----------
                                                                       7,334,803

BROADCASTING - 0.47%
Clear Channel Communications, Inc.
   7.65% due 09/15/2010                                     400,000      433,237
News America Holdings
   7.70% due 10/30/2025                                     100,000      121,041
   8.00% due 10/17/2016 (a)                                 250,000      307,216
Viacom, Inc.
   7.875% due 07/30/2030                                     50,000       58,654
                                                                      ----------
                                                                         920,148

BUSINESS SERVICES - 0.22%
First Data Corp.
   5.625% due 11/01/2011                                    400,000      424,154

CABLE AND TELEVISION - 0.36%
Comcast Cable Communications
   8.875% due 05/01/2017                                     75,000       98,991
Tele-Communications-TCI Group
   7.125% due 02/15/2028                                 $   70,000   $   81,693
Time Warner, Inc.
   7.25% due 10/15/2017                                     350,000      415,729
   7.625% due 04/15/2031                                     75,000       93,667
                                                                      ----------
                                                                         690,080

CELLULAR COMMUNICATIONS - 0.47%
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                                    300,000      348,650
Vodafone Group PLC
   7.75% due 02/15/2010                                     500,000      570,892
                                                                      ----------
                                                                         919,542

CHEMICALS - 0.13%
Eastman Chemical Company
   7.60% due 02/01/2027                                      50,000       63,016
EI Du Pont de Nemours & Company
   6.50% due 01/15/2028                                     150,000      183,218
                                                                      ----------
                                                                         246,234

COMPUTERS & BUSINESS EQUIPMENT - 0.37%
International Business Machines Corp.
   4.25% due 09/15/2009                                     600,000      602,944
   7.00% due 10/30/2025                                     100,000      123,417
                                                                      ----------
                                                                         726,361

CONSTRUCTION & MINING EQUIPMENT - 0.03%
Caterpillar, Inc.
   8.00% due 02/15/2023                                      50,000       67,351

COSMETICS & TOILETRIES - 0.06%
Procter & Gamble Company
   6.45% due 01/15/2026                                     100,000      118,957

DOMESTIC OIL - 0.72%
Anadarko Finance Company, Series B
   6.75% due 05/01/2011                                     200,000      222,222
ChevronTexaco Capital Company
   3.50% due 09/17/2007                                     600,000      594,186
ConocoPhillips
   6.65% due 07/15/2018 (a)                                  50,000       58,987
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                    400,000      447,587
Union Oil Company of California
   7.50% due 02/15/2029                                      60,000       80,227
                                                                      ----------
                                                                       1,403,209

DRUGS & HEALTH CARE - 0.18%
Abbott Laboratories
   5.625% due 07/01/2006                                    250,000      254,182
Eli Lilly & Company
   7.125% due 06/01/2025                                     80,000      102,192
                                                                      ----------
                                                                         356,374

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ----------   -----------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES - 1.38%
Alabama Power Company
   5.70% due 02/15/2033                                 $   80,000   $    87,454
Alabama Power Company, Series Q
   5.50% due 10/15/2017                                    100,000       106,965
Cincinnati Gas & Electric Company
   5.70% due 09/15/2012                                    300,000       320,672
Constellation Energy Group, Inc.
   7.00% due 04/01/2012                                    240,000       270,737
Dominion Resources, Inc.
   8.125% due 06/15/2010                                   200,000       230,438
Duke Energy Corp.
   5.625% due 11/30/2012                                   400,000       424,317
Hydro Quebec, Series HY
   8.40% due 01/15/2022                                    100,000       142,201
Oncor Electric Delivery Company
   6.375% due 05/01/2012                                   400,000       438,331
Ontario Electricity Financial Corp.
   6.10% due 01/30/2008                                    100,000       105,101
Progress Energy, Inc.
   7.10% due 03/01/2011                                    500,000       556,983
                                                                     -----------
                                                                       2,683,199

ENERGY - 0.73%
FirstEnergy Corp.
   7.375% due 11/15/2031                                   246,000       300,705
MidAmerican Energy Holdings Company
   8.48% due 09/15/2028                                     60,000        80,647
Niagara Mohawk Power Corp., Series G
   7.75% due 10/01/2008                                    200,000       219,743
Norsk Hydro ASA
   7.25% due 09/23/2027 (a)                                 75,000        96,648
Occidental Petroleum Corp.
   6.75% due 01/15/2012                                    265,000       299,930
Sempra Energy
   6.00% due 02/01/2013                                    400,000       426,387
                                                                     -----------
                                                                       1,424,060

FINANCIAL SERVICES - 6.12%
American Express Company
   4.875% due 07/15/2013                                   150,000       154,648
Bear Stearns Companies, Inc.
   5.70% due 11/15/2014                                    240,000       257,353
Citicorp Capital II
   8.015% due 02/15/2027                                   100,000       108,631
Citigroup, Inc.
   5.00% due 09/15/2014                                    472,000       482,831
   5.875% due 02/22/2033                                   190,000       207,202
   6.625% due 01/15/2028                                   100,000       117,344
Countrywide Home Loans, Inc., Series MTNH
   6.25% due 04/15/2009                                    250,000       265,124
Countrywide Home Loans, Inc., Series MTNK
   5.50% due 02/01/2007                                    200,000       203,911
Credit Suisse First Boston USA, Inc.
   5.875% due 08/01/2006                                $  500,000   $   510,424
   6.50% due 01/15/2012                                    400,000       444,557
FleetBoston Financial Corp.
   6.70% due 07/15/2028                                     75,000        90,676
   7.375% due 12/01/2009                                   100,000       112,238
Ford Motor Credit Company
   7.375% due 02/01/2011                                   250,000       243,526
General Electric Capital Corp.
   6.125% due 02/22/2011                                 1,150,000     1,249,442
General Electric Capital Corp., MTN, Series A
   6.00% due 06/15/2012                                    950,000     1,036,087
HSBC Finance Corp.
   5.875% due 02/01/2009                                   280,000       293,917
   8.00% due 07/15/2010                                    350,000       403,852
HSBC Holdings PLC
   7.50% due 07/15/2009                                    150,000       167,620
JPMorgan Chase & Company
   5.25% due 05/30/2007                                  1,000,000     1,020,900
   7.125% due 02/01/2007                                   225,000       235,489
Lehman Brothers Holdings, Inc.
   6.25% due 05/15/2006                                    500,000       509,181
MBNA Corp.
   5.00% due 06/15/2015                                    250,000       253,909
Merrill Lynch & Company, Inc.
   5.45% due 07/15/2014                                    170,000       179,539
   6.875% due 11/15/2018                                   120,000       141,642
Morgan Stanley
   6.10% due 04/15/2006                                  1,065,000     1,082,559
   6.75% due 04/15/2011                                    250,000       276,809
National Rural Utilities Cooperative Finance Corp.
   5.75% due 08/28/2009                                    700,000       738,921
The Goldman Sachs Capital I
   6.345% due 02/15/2034                                   160,000       173,361
The Goldman Sachs Group, Inc.
   7.35% due 10/01/2009                                    500,000       556,793
Washington Mutual Capital I
   8.375% due 06/01/2027                                    60,000        66,927
Washington Mutual Financial Corp.
   6.25% due 05/15/2006                                    300,000       305,802
                                                                     -----------
                                                                      11,891,215

FOOD & BEVERAGES - 0.94%
Anheuser Busch Company, Inc.
   9.00% due 12/01/2009                                    470,000       558,754
Coca-Cola Enterprises, Inc.
   8.50% due 02/01/2022                                    100,000       136,756
ConAgra Foods, Inc.
   7.875% due 09/15/2010                                   250,000       287,675
   9.75% due 03/01/2021                                     75,000       109,366

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
CORPORATE BONDS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
General Mills, Inc.
   6.00% due 02/15/2012                                    $250,000   $  271,792
Pepsi Bottling Group, Inc., Series B
   7.00% due 03/01/2029                                     100,000      126,898
Sara Lee Corp.
   6.25% due 09/15/2011                                     100,000      107,229
Unilever Capital
   7.125% due 11/01/2010                                    200,000      226,097
                                                                      ----------
                                                                       1,824,567

FOREST PRODUCTS - 0.18%
Weyerhaeuser Company
   6.125% due 03/15/2007                                    198,000      203,571
   7.125% due 07/15/2023                                    130,000      145,507
                                                                      ----------
                                                                         349,078

INDUSTRIALS - 0.20%
Tyco International Group SA
   6.00% due 11/15/2013                                     350,000      380,623

INSURANCE - 0.49%
Allstate Corp.
   7.20% due 12/01/2009                                     170,000      189,816
AXA SA
   8.60% due 12/15/2030                                     120,000      163,413
Hartford Life, Inc.
   7.65% due 06/15/2027                                      50,000       64,831
Lion Connecticut Holdings, Inc.
   7.625% due 08/15/2026                                    100,000      128,095
Marsh & McLennan Companies, Inc.
   4.85% due 02/15/2013 (a)                                 240,000      234,348
Torchmark Corp.
   8.25% due 08/15/2009                                     100,000      113,339
Travelers Property Casualty Corp.
   7.75% due 04/15/2026                                      50,000       62,609
                                                                      ----------
                                                                         956,451

INTERNATIONAL OIL - 0.15%
Pemex Project Funding Master Trust
   7.375% due 12/15/2014                                    260,000      291,590

LEISURE TIME - 0.14%
Time Warner Entertainment Company, LP
   8.375% due 07/15/2033                                    200,000      265,440

MANUFACTURING - 0.04%
Honeywell International, Inc.
   7.50% due 03/01/2010                                      75,000       85,458

METAL & METAL PRODUCTS - 0.12%
Alcoa, Inc.
   7.375% due 08/01/2010                                    200,000      227,508

PAPER - 0.22%
International Paper Company
   6.75% due 09/01/2011                                     250,000      272,512
MeadWestvaco Corp.
   6.85% due 04/01/2012                                    $100,000   $  112,231
Westvaco Corp.
   7.10% due 11/15/2009                                      35,000       39,177
                                                                      ----------
                                                                         423,920

PETROLEUM SERVICES - 0.08%
Tosco Corp.
   8.125% due 02/15/2030                                    110,000      154,959

PHARMACEUTICALS - 0.41%
Bristol-Myers Squibb Company
   5.75% due 10/01/2011                                     300,000      320,967
Schering Plough Corp.
   5.30% due 12/01/2013 (b)                                 250,000      265,063
Wyeth
   5.50% due 03/15/2013                                     200,000      210,490
                                                                      ----------
                                                                         796,520

RAILROADS & EQUIPMENT - 0.75%
Canadian National Railway Company
   6.375% due 10/15/2011                                    300,000      330,791
CSX Corp.
   7.45% due 05/01/2007                                     125,000      131,974
Norfolk Southern Corp.
   7.35% due 05/15/2007                                     855,000      902,446
Union Pacific Corp.
   6.625% due 02/01/2029                                     85,000       99,515
                                                                      ----------
                                                                       1,464,726

REAL ESTATE - 0.60%
EOP Operating, LP
   6.80% due 01/15/2009                                     150,000      160,765
   7.00% due 07/15/2011                                     250,000      277,217
Simon Property Group, LP
   6.375% due 11/15/2007                                    700,000      730,797
                                                                      ----------
                                                                       1,168,779

RETAIL - 0.19%
CVS Corp.
   4.875% due 09/15/2014                                    100,000      101,661
Wal-Mart Stores, Inc.
   6.75% due 10/15/2023 (a)                                 100,000      121,981
   7.55% due 02/15/2030                                     110,000      150,047
                                                                      ----------
                                                                         373,689

RETAIL GROCERY - 0.23%
Albertson's, Inc.
   7.50% due 02/15/2011 (a)                                 345,000      388,585
Albertson's, Inc., Series MTNC
   6.625% due 06/01/2028 (a)                                 50,000       50,915
                                                                      ----------
                                                                         439,500

RETAIL TRADE - 0.88%
Federated Department Stores, Inc.
   6.625% due 04/01/2011                                    200,000      220,621

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT       VALUE
                                                         ---------   -----------
CORPORATE BONDS (CONTINUED)

RETAIL TRADE (CONTINUED)
John Deere Capital Corp.
   5.10% due 01/15/2013 (a)                               $170,000   $   177,239
   6.00% due 02/15/2009                                     60,000        63,312
Kellogg Company, Series B
   7.45% due 04/01/2031                                    100,000       132,582
Kraft Foods, Inc.
   4.625% due 11/01/2006                                   300,000       301,959
   5.25% due 10/01/2013                                    325,000       338,193
Safeway, Inc.
   5.80% due 08/15/2012 (a)                                150,000       157,668
Target Corp.
   6.75% due 01/01/2028                                     25,000        31,023
   7.50% due 08/15/2010                                    100,000       114,937
The Kroger Company
   8.05% due 02/01/2010                                    150,000       170,770
                                                                     -----------
                                                                       1,708,304

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.70%
Deutsche Telekom International Finance BV
   zero coupon, Step up to 8.25% on
   12/15/2005 due 06/15/2030                               546,000       739,273
Verizon Global Funding Corp.
   4.375% due 06/01/2013 (a)                               370,000       365,873
   7.25% due 12/01/2010                                    230,000       260,707
                                                                     -----------
                                                                       1,365,853

TELEPHONE - 1.03%
Ameritech Capital Funding
   6.875% due 10/15/2027                                    60,000        68,991
BellSouth Corp.
   6.875% due 10/15/2031                                   200,000       236,737
British Telecommunications PLC
   8.375% due 12/15/2010                                   200,000       236,797
   8.875% due 12/15/2030                                   130,000       183,515
France Telecom SA
   7.20% due 03/01/2006                                    350,000       357,667
   9.25% due 03/01/2031 (b)                                100,000       139,421
GTE Corp.
   6.94% due 04/15/2028                                    100,000       115,567
Sprint Capital Corp.
   6.875% due 11/15/2028                                   150,000       172,182
   7.625% due 01/30/2011                                   300,000       342,624
Telefonica Europe BV
   8.25% due 09/15/2030                                    100,000       139,522
                                                                     -----------
                                                                       1,993,023

UTILITY SERVICE - 0.06%
United Utilities PLC
   6.875% due 08/15/2028 (a)                               100,000       117,579
                                                                     -----------
TOTAL CORPORATE BONDS (Cost $43,255,936)                             $45,560,213
                                                                     ===========

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.39%
Bear Stearns Commercial Mortgage Securities,
   Series 2004-PWR3, Class A4
   4.715% due 02/11/2041                                  $500,000   $   506,464
Chase Commercial Mortgage Securities Corp.,
   Series 1997-2, Class A2
   6.60% due 12/19/2029                                    351,527       367,290
Chase Commercial Mortgage Securities Corp.,
   Series 2000-2, Class A2
   7.631% due 07/15/2032                                   300,000       343,594
GE Capital Commercial Mortgage Corp.,
   Series 2001-2, Class A4
   6.29% due 08/11/2033                                    550,000       601,091
GE Capital Commercial Mortgage Corp.,
   Series 2005-C2, Class A4
   4.978% due 05/10/2043 (b)                               460,000       473,906
GMAC Commercial Mortgage Securities, Inc.,
   Series 1998-C1, Class A2
   6.70% due 05/15/2030                                    815,041       860,178
JPMorgan Chase Commercial Mortgage Securities
   Corp., Series 2004-CB8, Class A4
   4.404% due 01/12/2039                                   400,000       395,092
LB Commercial Conduit Mortgage Trust,
   Series 1999-C2, Class A2
   7.325% due 10/15/2032                                   400,000       442,512
LB-UBS Commercial Mortgage Trust,
   Series 2000-C5, Class A1
   6.41% due 12/15/2019                                    535,850       557,988
Morgan Stanley Capital I,
   Series 1999-RM1, Class A1
   6.37% due 12/15/2031                                    178,649       181,061
Prudential Commercial Mortgage Trust,
   Series 2003-PWR1, Class A2
   4.493% due 02/11/2036                                   450,000       450,895
Salomon Brothers Mortgage Securities VII,
   Series 2000-C1, Class A2
   7.52% due 12/18/2009                                    300,000       335,468
Salomon Brothers Mortgage Securities VII,
   Series 2000-C3, Class A2
   6.592% due 12/18/2033                                   500,000       546,644
Wachovia Bank Commercial Mortgage Trust,
   Series 2004-C11, Class A5
   5.215% due 01/15/2041                                   500,000       523,406
                                                                     -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,571,621)                                                    $ 6,585,589
                                                                     ===========

ASSET BACKED SECURITIES - 0.98%
Detroit Edison Securitization Funding, LLC,
   Series 2001-1, Class A6
   6.62% due 03/01/2016                                    250,000       289,456
Massachusetts RRB Special Purpose Trust,
   Series 1999-1, Class A5
   7.03% due 03/15/2012                                    150,000       164,597

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BOND INDEX TRUST B (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
ASSET BACKED SECURITIES (CONTINUED)

MBNA Credit Card Master Note Trust,
   Series 2002-A1, Class A1
   4.95% due 06/15/2009                               $ 1,000,000   $  1,016,681

MBNA Master Credit Card Trust USA,
   Series 2000-L, Class A
   6.50% due 04/15/2010                                   400,000        423,880
                                                                    ------------
TOTAL ASSET BACKED SECURITIES
(Cost $1,885,240)                                                   $  1,894,614
                                                                    ============

SUPRANATIONAL OBLIGATIONS - 1.09%

SUPRANATIONAL - 1.09%
African Development Bank
   6.875% due 10/15/2015                                   35,000         41,352
Asian Development Bank
   5.593% due 07/16/2018                                  250,000        275,051
European Investment Bank
   4.625% due 03/01/2007 (a)                              800,000        810,311
Inter-American Development Bank
   8.50% due 03/15/2011                                   200,000        241,875
International Bank for Reconstruction &
   Development
   5.00% due 03/28/2006                                   750,000        757,256
                                                                    ------------
                                                                       2,125,845
                                                                    ------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,114,875)                                                   $  2,125,845
                                                                    ============

SHORT TERM INVESTMENTS - 25.99%
State Street Euro Dollar Time Deposit
   1.40% due 07/01/2005 (c)                           $ 4,738,000   $  4,738,000
State Street Navigator Securities Lending
   Prime Portfolio (c)                                 45,796,423     45,796,423
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $50,534,423)                                                  $ 50,534,423
                                                                    ============

TOTAL INVESTMENTS (BOND INDEX TRUST B)
   (COST $233,563,668) - 122.48%                                    $238,133,895
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.48)%                     (43,710,563)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $194,423,332
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
COP - Colombian Peso
CZK - Czech Koruna
DKK - Danish Krone
EUR - European Currency
FIM - Finnish Markka
FRF - French Franc
DEM - German Deutsche Mark
GBP - British Pound
GRD - Greek Drachma
HKD - Hong Kong Dollar
HUF - Hungarian Forint
ITL - Italian Lira
IEP - Irish Punt
JPY - Japanese Yen
MXN - Mexican Peso
NLG - Netherlands Guilder
NZD - New Zealand Dollar
NOK - Norweigan Krone
PHP - Philippines Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
USD - US Dollar
ZAR - South African Rand

Key to Security Abbreviations and Legend

ADR - American Depositary Receipts
ADS - American Depositary Shares
CDO - Collateralized Debt Obligation
ESOP - Employee Stock Ownership Program
EWCO - European Written Call Option
GDR - Global Depositary Receipts
GTD - Guaranteed
IO - Interest Only (Carries notional principal amount)
MTN - Medium Term Note
NIM - Net Interest Margin
OTC - Over The Counter
PLC - Public Limited Company
PIK - Paid In Kind
PO - Principal Only
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SBI - Shares Beneficial Interest
SADR - Sponsored American Depositary Receipts
SPDR - Standard & Poor's Depositary Receipts
TBA - To Be Announced

@ Non-Income producing, issuer is in bankruptcy and is in default of interest payments

*    Non-Income Producing

(a)  All or a portion of this security was out on loan

(b)  Floating Rate Note

(c)  Investment is an affiliate of the Trust's subadvisor or custodian bank

(d)  Principal amount of security is adjusted for inflation

(e)  Security Fair Valued on June 30, 2005

**   Purchased on a forward commitment (Note 2)

*** At June 30, 2005, all or a portion of this security was pledged to cover forward commitments purchased.

**** At June 30, 2005, all or a portion of this security was pledged to cover margin requirements for open futures contracts.

    The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION OF THE TRUST. The John Hancock Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers 83 separate investment portfolios, 8 of which are described as follows: the Small Cap Index Trust ("Small Cap Index"), the Mid Cap Index Trust ("Mid Cap Index"), the Total Stock Market Index Trust ("Total Stock Market Index"), the 500 Index Trust ("500 Index"), the 500 Index Trust B ("500 Index B), the International Equity Index Trust A ("International Equity Index A"), the International Equity Index Trust B ("International Equity Index B") and the Bond Index Trust B ("Bond Index B"). Each of the Portfolios is diversified for purposes of the Investment Company Act of 1940, as amended.

CHANGE IN TRUST AND ADVISER NAME. Effective January 1, 2005, the name of the Trust was changed from Manufacturers Investment Trust to John Hancock Trust and the name of the adviser was changed from Manufacturers Securities Services, LLC to John Hancock Investment Management Services, LLC.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") and to Separate Accounts A and B and in the case of certain Portfolios, to unregistered separate accounts issued by John Hancock Life Insurance Company of New York ("John Hancock New York") and in the case of Series III shares, to certain qualified pension and retirement plans. In addition, shares of the portfolios are also offered to separate accounts U, V, S and I issued by John Hancock Variable Life Insurance Company ("JHVLICO") and to separate accounts U,V, UV, H and JF issued by John Hancock Life Insurance Company ("JHLICO"). John Hancock USA, John Hancock New York, JHVLICO and JHLICO are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company ("Manulife"), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial". John Hancock New York is a wholly owned subsidiary of John Hancock USA.

John Hancock Investment Management Services, LLC ("JHIMS"), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust (See Note 5) and John Hancock Distributors, LLC ("JHD") a Delaware limited liability company controlled by John Hancock USA, serves as principal underwriter of the variable contracts issued by John Hancock USA and John Hancock New York (See Note 5).

The Trust offers four classes of shares. Series I, Series II and Series III shares are offered for all portfolios with the exception of 500 Index B, International Equity Index B and Bond Index B. Series NAV shares are offered for all portfolios with the exception of 500 Index and International Equity Index A. Series I, Series II, Series III and Series NAV shares are the same, except for differences in class expenses and voting rights with respect to their distribution plans (see Note 6).

NEW PORTFOLIOS. Effective April 29, 2005, 500 Index B and Bond Index B commenced operations. After the close of business on April 29, 2005, International Equity Index Trust, formerly a series of John Hancock Variable Series Trust, reorganized into two separate portfolios of John Hancock Trust, International Equity Index Trust A and International Equity Index Trust B. See also Note 1 to the financial statements.

REORGANIZATION. On March 1, 2005 and April 4, 2005 the shareholders of the John Hancock Trust and John Hancock Variable Series Trust I, respectively, voted to approve an Agreement Plan of Reorganization (the "Agreement") providing for the acquisition of all the assets, subject to all of the liabilities of (1) the Equity Index Trust (a "Transferor Portfolio") by and in exchange for the shares of the 500 Index Trust B (an "Acquiring Portfolio), (2) the International Equity Index Fund Series NAV (a "Transferor Portfolio") by and in exchange for shares of the International Equity Index B Trust (an "Acquiring Portfolio"), (3) the International Equity Index Fund Series I and II (a "Transferor Portfolio") and
(4) Bond Index Fund (a "Transferor Portfolio") by and in exchange for shares of the Bond Index Trust B (an "Acquiring Portfolio"). The agreement provided for:
(a) the transfer of all assets, subject to all of the liabilities, of the Transferor Portfolios in exchange for a representative amount of the Acquiring Portfolios shares; (b) the liquidation of the Transferor Portfolios; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, with the exception of the International Equity Index Fund, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the portfolios or their shareholders. As discussed below, the Reorganization with respect to the International Equity Index Fund resulted in the combination of (i) its Series I and Series II shares (the amount of the Fund's net assets) into the JHT International Equity Index Trust A, which issued only Series I and Series II shares; and (ii) its NAV shares ( and the amount of the Fund's net assets) into the JHT International Equity Index Trust B, which is identical to the JHT International Equity Index Trust A except that it will only issue NAV shares. The expenses of the reorganization were borne by the Transferor Portfolios and the Acquiring Portfolios, except that JHLICO agreed that it or one of its affiliates will pay such expenses that were allocated to the following Transferor Portfolios: Equity Index Fund, International Equity Index Fund - NAV and International Equity Index Fund - Series I and II.

The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 29, 2005. As a result of the reorganization, the total value of all shares of the Acquiring Portfolio issued in the reorganization equaled the total value of the net assets of the corresponding Transferor Portfolio (including $5,863,974, $0, $0, $88,798, $0, and $0 of unrealized appreciation and depreciation from Equity Index Trust Series I, VST Equity Index Fund Series I, VST International Equity Index Fund Series NAV, VST International Equity Index Fund Series I and II, and VST Bond Index Fund Series NAV respectively acquired by such Acquiring Portfolios). The resulting activity was as follows:

                                                                     SHARES     TOTAL NET ASSETS   NET ASSET VALUE
                                                                   ----------   ----------------   ---------------
Equity Index Trust Series I at April 29, 2005                       5,408,500     $ 75,352,549          $13.93
VST Equity Index Fund Series I at April 29, 2005
   (renamed 500 Index B Trust)                                     55,736,789      820,850,438           14.73
500 Index Trust B Series NAV after
   reorganization on April 29, 2005:                               60,853,323      896,202,987           14.73
                                                                   ----------     ------------          ------
VST International Equity Index Fund Series NAV at April 29, 2005   15,002,333     $214,637,620          $14.31
International Equity Index Trust B Series NAV after
   reorganization on April 29, 2005:                               15,002,333      214,637,620           14.31
                                                                   ----------     ------------          ------

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

ORGANIZATION OF THE TRUST, CONTINUED

                                                                    SHARES     TOTAL NET ASSETS   NET ASSET VALUE
                                                                  ----------   ----------------   ---------------
VST International Equity Index Fund Series I at April 29, 2005     6,239,857     $ 89,961,587          $14.42
VST International Equity Index Fund Series II at April 29, 2005    1,859,785       26,808,028           14.41

International Equity Index Trust A Series I after
   reorganization on April 29, 2005:                               6,239,857       89,961,587           14.42
International Equity Index Trust A Series II after
   reorganization on April 29, 2005:                               1,859,785       26,808,028           14.41
                                                                  ----------     ------------          ------
VST Bond Index Fund Series NAV at April 29, 2005                  19,417,675     $193,785,651          $ 9.98

Bond Index Trust B Series NAV after
   reorganization on April 29, 2005:                              19,417,675      193,785,651            9.98
                                                                  ----------     ------------          ------

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

SECURITY VALUATION. The net asset value of the shares of each portfolio is determined once daily as of the close of day-time trading of the New York Stock Exchange. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost, which approximates market value. All other securities held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times.

Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. All discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based upon consistently applied procedures.

From time to time, certain of the Portfolios may invest in Real Estate Investment Trusts (REIT's) and as a result, will estimate the components of distributions from these securities. Distributions from REIT's received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

MULTI-CLASS OPERATIONS. All income, expenses (except class specific expenses) and realized and unrealized gains (losses) are allocated to each class based upon the relative net assets of each class. Dividends from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

     (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with, may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service.

The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured.

FUTURES. All Portfolios may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price.

The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at June 30, 2005:

                                                                    PURCHASE OF FUTURES CONTRACTS
                                                                -------------------------------------
                                                                  NUMBER
                                                   EXPIRATION    OF OPEN      NOTIONAL     UNREALIZED
                                                      DATE      CONTRACTS      AMOUNT     GAIN/(LOSS)
                                                   ----------   ---------   -----------   -----------
SMALL CAP INDEX
Russell 2000 Index                                  Sep-2005        15      $ 4,823,250   $  104,645
                                                                                          ==========

MID CAP INDEX
S&P MidCap 400 Index                                Sep-2005        29      $ 9,981,075     ($13,374)
                                                                                          ==========

TOTAL STOCK MARKET INDEX
S&P MidCap 400 Index                                Sep-2005         2      $   688,350      ($4,264)
Russell 2000 Index                                  Sep-2005         7        2,250,850        3,101
S&P 500 Index                                       Sep-2005        36       10,759,500     (203,802)
                                                                                          ----------
                                                                                           ($204,965)
                                                                                          ==========

500 INDEX
S&P 500 Index                                       Sep-2005        22      $ 6,575,250     ($54,545)
                                                                                          ==========

500 INDEX B
S&P 500 Index                                       Sep-2005        73      $21,817,875    ($196,401)
                                                                                          ==========

INTERNATIONAL EQUITY INDEX A
MSCI Taiwan Stock Index                             Jul-2005       100      $ 2,587,000     ($25,790)
IBEX 35 Index                                       Jul-2005         3          353,645        7,916
OMXS30 Index                                        Jul-2005        15          158,084        1,227
Amsterdam Exchanges Index                           Jul-2005         2          186,075        3,325
Hang Seng Stock Index                               Jul-2005         1           91,403         (117)
CAC 40 10 Euro Index                                Sep-2005        12          616,951        5,306
German Stock Index                                  Sep-2005         2          279,627          (85)
Financial Times Stock Exchange Eurotop 100 Index    Sep-2005        16        1,469,052       16,264
S&P / MIB Index                                     Sep-2005         2          392,233         (438)
Tokyo Price Index                                   Sep-2005        12        1,270,760       36,008
S&P / Toronto Stock Exchange 60 Index               Sep-2005         1           90,740          697
S&P ASX 200 Index                                   Sep-2005         2          162,727        1,744
                                                                                          ----------
                                                                                          $   46,057
                                                                                          ==========

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

                                                                    PURCHASE OF FUTURES CONTRACTS
                                                                -------------------------------------
                                                                  NUMBER
                                                   EXPIRATION    OF OPEN      NOTIONAL     UNREALIZED
                                                      DATE      CONTRACTS      AMOUNT     GAIN/(LOSS)
                                                   ----------   ---------   -----------   -----------
INTERNATIONAL EQUITY INDEX B
MSCI Taiwan Stock Index                             Jul-2005       212       $5,484,440     ($51,424)
Amsterdam Exchanges Index                           Jul-2005         5          465,187        9,522
Hang Seng Stock Index                               Jul-2005         4          365,613         (526)
IBEX 35 Index                                       Jul-2005         5          589,408       13,193
OMXS30 Index                                        Jul-2005        35          368,862        2,856
Financial Times Stock Exchange Eurotop 100 Index    Sep-2005        30        2,754,472       35,604
CAC 40 10 EURO Index                                Sep-2005        21        1,079,664        9,288
German Stock Index                                  Sep-2005         5          699,066         (206)
S&P / MIB Index                                     Sep-2005         3          588,350         (747)
Tokyo Price Index                                   Sep-2005        23        2,435,623       69,012
S&P / Toronto Stock Exchange 60 Index               Sep-2005         3          272,220        2,091
S&P ASX 200 Index                                   Sep-2005         6          488,180        4,890
                                                                                           ---------
                                                                                           $  93,553
                                                                                           =========

SECURITIES LENDING. All Portfolios may lend securities in amounts up to 33 1/3% of their total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy. The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At June 30, 2005, the values of securities loaned and of cash collateral were as follows:

                                MARKET VALUE OF    VALUE OF CASH
PORTFOLIO                      SECURITIES LOANED     COLLATERAL
---------                      -----------------   -------------
Small Cap Index (1)               $65,002,972       $66,841,756
Mid Cap Index (2)                  33,386,340        34,202,331
Total Stock Market Index (3)       37,393,255        38,421,245
500 Index                          57,601,932        59,111,622
Bond Index Trust B (4)             46,406,003        47,345,743

(1) Comprised of $66,783,267 and $ 58,489 of cash collateral and securities collateral respectively

(2) Comprised of $34,133,071 and $ 69,260 of cash collateral and securities collateral respectively

(3) Comprised of $38,367,421 and $ 53,824 of cash collateral and securities collateral respectively

(4) Comprised of $45,796,423 and $1,549,320 of cash collateral and securities collateral respectively

FEDERAL INCOME TAXES. The Portfolios' policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carry-forwards of each Portfolio would be taxable to such Portfolio if not distributed. Therefore, each Portfolio of the Trust intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred. Class specific expenses, such as Transfer Agent and Blue Sky fees, are accrued daily and charged directly to the respective share class.

REPURCHASE AGREEMENTS. Each Portfolio of the Trust may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio of the Trust may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carry-forward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

3. CAPITAL SHARES. Share activity for the Trust for the six months or period ended June 30, 2005 and the year ended December 31, 2004 were as follows:

                                  SIX MONTHS OR PERIOD ENDED 6/30/2005
                ------------------------------------------------------------------------
                                                           SHARES ISSUED
                                                                 IN
                              REINVESTMENT                CONNECTION WITH
                  SHARES           OF          SHARES      REORGANIZATION   NET INCREASE
                   SOLD      DISTRIBUTIONS    REDEEMED        (NOTE 1)       (DECREASE)
                ----------   -------------   ----------   ---------------   ------------
SMALL CAP INDEX TRUST
   Series I        941,966       546,754       (710,491)            --          778,229
   Series II       314,459       150,220       (424,097)            --           40,582
   Series III       19,877         3,237        (15,683)            --            7,431
   Series NAV    2,276,291            --        (43,375)            --        2,232,916

MID CAP INDEX TRUST
   Series I      1,080,303       476,699       (563,566)            --          993,436
   Series II       274,384       137,891       (310,588)            --          101,687
   Series III       12,786         1,940         (9,236)            --            5,490
   Series NAV      754,484            --        (42,963)            --          711,521

TOTAL STOCK MARKET INDEX TRUST
   Series I      1,249,015       183,938       (466,740)            --          966,213
   Series II       370,984        30,972       (268,717)            --          133,239
   Series III       14,645           171         (2,009)            --           12,807
   Series NAV   17,605,052            --     (1,400,558)            --       16,204,494

500 INDEX TRUST
   Series I      1,706,105     1,657,965     (3,932,917)            --         (568,847)
   Series II       883,515       186,922     (1,895,731)            --         (825,294)
   Series III       29,269         3,942        (30,468)            --            2,743

500 INDEX TRUST B
   Series NAV   16,088,828       262,267     (3,597,105)            --       12,753,990

INTERNATIONAL EQUITY INDEX TRUST A
   Series I        291,527            --       (126,468)     6,239,857***     6,404,916
   Series II       240,977            --       (104,186)     1,859,785***     1,996,576
   Series III           --            --             --              7***             7

INTERNATIONAL EQUITY INDEX TRUST B
   SERIES NAV    3,519,154            --       (355,621)    15,002,326***    18,165,859

INTERNATIONAL EQUITY INDEX TRUST (FORMERLY, VARIABLE SERIES TRUST I FUND)
   Series I      1,141,000       620,000       (257,000)    (6,239,857)       4,735,857
   Series II       242,000       182,000       (138,000)    (1,859,785)      (1,573,785)
   Series III           --            --             --             (7)              (7)
   Series NAV    1,554,000     1,540,000       (374,000)   (15,002,326)     (12,282,326)

BOND INDEX TRUST B
   Series NAV    1,138,935       308,869     (2,365,871)            --         (918,067)

                                          YEAR ENDED 12/31/2004
                -------------------------------------------------------------------------
                                                            SHARES ISSUED
                                                                  IN
                              REINVESTMENT                 CONNECTION WITH
                  SHARES           OF           SHARES      REORGANIZATION   NET INCREASE
                   SOLD      DISTRIBUTIONS     REDEEMED        (NOTE 1)       (DECREASE)
                ----------   -------------   -----------   ---------------   ------------
SMALL CAP INDEX TRUST
   Series I      3,117,454       37,201       (1,854,985)            --       1,299,670
   Series II     1,350,905        8,123         (748,773)            --         610,255
   Series III       72,305           25           (5,305)            --          67,025
   Series NAV           --           --               --             --              --

MID CAP INDEX TRUST
   Series I      2,094,488       53,361         (967,956)            --       1,179,893
   Series II     1,001,692       14,339         (412,247)            --         603,784
   Series III       52,590           --           (1,757)            --          50,833
   Series NAV           --           --               --             --              --

TOTAL STOCK MARKET INDEX TRUST
   Series I      3,479,142       90,738       (1,155,342)            --       2,414,538
   Series II     1,064,420       18,598         (746,916)            --         336,102
   Series III        2,434            1             (197)            --           2,238
   Series NAV           --           --               --             --              --

500 INDEX TRUST
   Series I      8,822,835      974,748       (5,610,658)            --       4,186,925
   Series II     2,831,731      108,568       (1,084,065)            --       1,856,234
   Series III      328,546          345          (74,575)            --         254,316

500 INDEX TRUST B
   Series NAV   18,444,596      916,331      (12,844,220             --       6,516,707

INTERNATIONAL EQUITY INDEX TRUST A
   Series I             --           --               --             --              --
   Series II            --           --               --             --              --
   Series III           --           --               --             --              --

INTERNATIONAL EQUITY INDEX TRUST B
   SERIES NAV           --           --               --             --              --

INTERNATIONAL EQUITY INDEX TRUST (FORMERLY, VARIABLE SERIES TRUST I FUND)
   Series I      3,392,000       25,000         (430,000)     1,749,000       4,736,000
   Series II       311,000        6,000         (206,000)     1,463,000       1,574,000
   Series III           --           --               --             --              --
   Series NAV    2,436,000      267,000       (1,929,000)            --         774,000

BOND INDEX TRUST B
   Series NAV    3,865,090      962,207       (6,019,693)            --      (1,192,396)

*    Commencement of operations

**   Shares redeemed in connection with VST reorganization (Note 1)

*** A reorganization of the International Equity Index Trust, formerly a series of John Hancock Variable Series Trust, occurred after the close of business on April 29, 2005. All capital and shares were transferred to the International Equity Index Trust A and International Equity Index Trust B. See also Note 1 to the financial statements.

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

4. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market and Money Market B) for the period ended June 30, 2005:

                                           PURCHASES                         SALES
                                ------------------------------   -----------------------------
                                U.S. GOVERNMENT   OTHER ISSUES   U.S GOVERNMENT   OTHER ISSUES
                                ---------------   ------------   --------------   ------------
Small Cap Index                            --     $ 97,545,975             --      $60,099,493
Mid Cap Index                              --       36,479,783             --       20,139,609
Total Stock Market Index                   --      211,848,145             --       38,578,587
500 Index                                  --       31,469,824             --       61,372,216
500 Index B                                --      338,547,249             --       62,740,829
International Equity Index A*              --      117,342,354             --        4,053,424
International Equity Index B*              --      252,154,042             --        9,082,676
Bond Index B                       $7,051,353        9,889,223     $3,956,687       23,024,701

At June 30, 2005, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                   TAX BASIS
                                                NET UNREALIZED     TAX BASIS      TAX BASIS
                                                 APPRECIATION     UNREALIZED     UNREALIZED
PORTFOLIO                      TAX BASIS COST   (DEPRECIATION)   APPRECIATION   DEPRECIATION
---------                      --------------   --------------   ------------   ------------
Small Cap Index                $  297,117,666    $ 33,903,618    $ 44,303,351   $ 10,399,733
Mid Cap Index                     265,098,389      46,654,580      61,955,265     15,300,685
Total Stock Market Index          413,420,221      23,228,991      41,221,243     17,992,252
500 Index                       1,275,881,184         480,560     212,988,727    212,508,167
500 Index B                     1,130,993,791     (30,081,095)    131,299,413    161,380,508
International Equity Index A      118,211,068       1,319,218       3,516,344      2,197,126
International Equity Index B      256,960,777       2,905,000       7,692,330      4,787,330
Bond Index B                      233,582,990       4,550,904       6,088,095      1,537,191

5. INVESTMENT ADVISORY AGREEMENTS. The Trust has entered into an Investment Advisory Agreement with JHIMS (the "Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio. Advisory fees charged to each Portfolio were as follows:

                                               BETWEEN
                               FIRST      $250 MILLION AND    EXCESS OVER
PORTFOLIO                  $250 MILLION     $500 MILLION     $500 MILLION
---------                  ------------   ----------------   ------------
Small Cap Index Trust         0.490%           0.480%           0.460%
Mid Cap Index Trust           0.490%           0.480%           0.460%
Total Stock Market Trust      0.490%           0.480%           0.460%
500 Index Trust               0.470%           0.470%           0.460%
500 Index Trust B             0.470%           0.470%           0.460%
Bond Index Trust B            0.470%           0.470%           0.470%

                                         FIRST       EXCESS OVER
PORTFOLIO                            $100 MILLION   $100 MILLION
---------                            ------------   ------------
International Equity Index Trust A      0.550%         0.530%
International Equity Index Trust B      0.550%         0.530%

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) incurred in excess, on an annualized basis, of 0.05% of the average daily net assets of 500 Index and International Equity Index A, 0.075% of the average daily net assets of Small Cap Index, Mid Cap Index and Total Stock Market Index. In the case of International Equity Index B, 500 Index B and Bond Index, the Adviser has agreed to waive its advisory fee in an amount so that the annual operating expenses do not exceed 0.34%, 0.25% and 0.25%, respectively.

These voluntary expense reimbursements may be terminated by the Adviser at any time upon notice to the Trust. In the case of the Series III shares, the Adviser voluntarily agreed to reimburse 100% of the class specific Blue Sky and Transfer Agent fees.

FUND ADMINISTRATION FEES. The Advisory Agreement requires the Trust to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Trust including, the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. Total expense incurred for the six month period ended June 30, 2005 was $104,637 of which $51,276 remains payable to the Adviser at June 30, 2005.

6. DISTRIBUTION PLANS. In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Board of Trustees have approved Distribution Plans (the "Plans") for Series I, Series II and Series III. Series I shares of each portfolio are subject to a Rule 12b-1 fee of up to 0.05% of Series I shares' average daily net assets. Series II shares of each portfolio are subject to a Rule 12b-1 fee of up to 0.25% of Series II shares' average daily net assets. Series III shares of each portfolio are subject to rule 12b-1 fee of up to 0.40% basis points of Series III shares' average daily net assets. Rule 12b-1 fees are paid to the Trust's Distributor, JHD, for

JOHN HANCOCK TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

distribution services pursuant to the Plans. The distributor may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees.

7. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee of the Adviser or its affiliates a fee of $11,400 plus travel expenses for each Board of Trustees meeting attended, a fee of $5,700 per day for any duly constituted in person meeting of the Trustees, other than a quarterly meeting and a fee of $1,000 for each Nominating Committee Meeting. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $67,000. Total expense incurred for the six months period ended June 30, 2005 was $29,097 of which $5,416 remains payable at June 30, 2005.

8. COMMITMENTS. At June 30, 2005, International Equity Index A and International Equity Index B had entered into forward foreign currency contracts which contractually obligate the Portfolio to deliver currencies at future dates. Open purchases and sales contracts at June 30, 2005 were as follows:

                                                                                                   NET
                               PRINCIPAL AMOUNT                                                UNREALIZED
                                  COVERED BY      SETTLEMENT    UNREALIZED     UNREALIZED     APPRECIATION/
  TYPE          CURRENCY           CONTRACT          DATE      APPRECIATION   DEPRECIATION   (DEPRECIATION)
--------   -----------------   ----------------   ----------   ------------   ------------   --------------
INTERNATIONAL EQUITY TRUST A
Purchase   Australian Dollar          210,000      9/29/2005          --         ($2,691)        ($2,691)
Purchase   Canadian Dollar            110,000      9/29/2005      $  558              --             558
Purchase   Euro                     1,500,000      9/29/2005       3,788              --           3,788
Purchase   Pound Sterling             810,000      9/29/2005          --         (21,768)        (21,768)
Purchase   Hong Kong Dollar           700,000      9/29/2005          --             (69)            (69)
Purchase   Japanese Yen           140,000,000      9/29/2005          --         (26,111)        (26,111)
Purchase   Swedish Krona            1,230,000      9/29/2005          --            (740)           (740)
                                                                  ------       ---------       ---------
                                                                  $4,346        ($51,379)       ($47,033)
                                                                  ------       ---------       ---------

INTERNATIONAL EQUITY TRUST A
Purchase   Canadian Dollar            340,000      9/29/2005      $1,725              --       $   1,725
Purchase   Euro                     2,830,000      9/29/2005       7,146              --           7,146
Purchase   Pound Sterling           1,530,000      9/29/2005          --        ($41,117)        (41,117)
Purchase   Hong Kong Dollar         2,840,000      9/29/2005          --            (281)           (281)
Purchase   Japanese Yen           269,000,000      9/29/2005          --         (50,169)        (50,169)
Purchase   Swedish Krona            2,870,000      9/29/2005          --          (1,727)         (1,727)
                                                                  ------       ---------       ---------
                                                                  $8,871       ($101,496)       ($92,625)
                                                                  ------       ---------       ---------

INTERNATIONAL EQUITY TRUST B
                                                                  ------       ---------       ---------
Purchase   Australian Dollar          640,000      9/29/2005          --         ($8,202)        ($8,202)
                                                                  ------       ---------       ---------

9. FOREIGN SECURITIES. Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

10. LINE OF CREDIT. All Portfolios have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit is charged to each participating portfolio on a prorated basis based on average net assets. For the six months period ended June 30, 2005, there were no borrowings on the line of credit.

11. GUARANTEES AND IMDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

JOHN HANCOCK TRUST
EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

                     EVALUATION OF ADVISORY AND SUBADVISORY
                      AGREEMENTS BY THE BOARD OF TRUSTEES

     This section describes the evaluation by the Board of Trustees of the Advisory Agreement and each of the Subadvisory Agreements.

EVALUATION BY THE BOARD OF TRUSTEES

     The Board, including the Independent Trustees, is responsible for selecting the Trust's investment adviser, John Hancock Investment Management Services, LLC (the "Adviser" or "JHIMS"), approving the Adviser's selection of subadvisers for each of the Trust portfolios (the "Portfolios") and approving the Trust's advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust's advisory and subadvisory arrangements, including consideration of the six factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The six factors regularly considered by the Board are:

     1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Portfolios;

     2.   the investment performance of the Portfolios and their subadvisers;

     3. the extent to which economies of scale would be realized as a Portfolio grows;

     4. whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

     5. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the Adviser's relationship with the Trust; and

     6. comparative services rendered and comparative advisory and subadvisory fee rates.

     The Board believes that information relating to all six factors is relevant to its evaluation of the Trust's advisory agreement. With respect to its evaluation of subadvisory agreements, the Board believes that, in view of the Trust's "manager-of mangers" advisory structure: factors (1), (2) and (6) are of primary relevance; factors (3) and (4) generally are less important because subadvisory fees are paid to subadvisers by the Adviser and not directly by the Portfolios, and issues pertaining to economies of scale are considered in connection with the approval of the advisory fees that are paid directly by the Portfolios; and because the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length, factor (5) generally should not require attention except in those circumstances in which such attention may be warranted because the comparative fee information considered in connection with factor (6) indicates that the subadvisory fees will materially exceed those normally charged under comparable circumstances.

     In evaluating subadvisory arrangements, the Board also considers other material business relationships which unaffiliated subadvisers and their affiliates have with the Trust's adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser ("Material Relationships").

APPROVAL OF ADVISORY AGREEMENT

     At its meeting on June 23-24, 2005, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and JHIMS with respect to each of the Portfolios.

     In approving the Advisory Agreement, and with reference to the six factors which it regularly considers, the Board:

(1) ---- (a) considered the high value to the Trust of continuing its long relationship with JHIMS as the Trust's Adviser, the skills and competency with which JHIMS has in the past managed the Trust's affairs and its subadvisory relationships, JHIMS's oversight and monitoring of the subadvisers' investment performance and compliance programs including its timeliness in responding to performance issues, and the qualifications of JHIMS' personnel,

     (b) considered JHIMS's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

     (c) JHIMS's administrative capabilities, including its ability to supervise the other service providers for the Portfolio concluded that JHIMS may reasonably be expected to continue ably to perform its services under the Advisory Agreement;

(2) ------ reviewed the investment performance of each of the Portfolios; the comparative performance of their respective benchmarks, comparable funds (i.e., funds having approximately the same investment objective); and JHIMS' analysis of such performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to particular Portfolios; and concluded that each of the Portfolios has performed well or within a range that the Board deemed competitive with the exception of those portfolios identified in Appendix A, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Portfolios and each of their subadvisers.

(3) and (4) - reviewed the Trust's advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (a) that to the extent that Portfolios have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Portfolios, (b) that all Portfolios with subadvisers that are not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadvisers and which in many, but not all, cases contain breakpoints, and (c) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Portfolios with advisory fee breakpoints to benefit from economies of scale as those Portfolios grow.

During the period covered by this report, the Board and the Adviser had discussions concerning a voluntary waiver of advisory fees that would amount to 0.02% of that portion of the Trust's aggregate net assets that exceed $50 billion and that would become effective January 1, 2006. The Adviser has undertaken to submit a proposal for implementing the waiver to the Board at its September, 2005 meeting.


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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES
- CONTINUED

APPROVAL OF ADVISORY AGREEMENT, CONTINUED

(5) ---- (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) ("JHLICO (U.S.A.)") and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the pension and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by each of JHLICO (U.S.A.) and John Hancock Life Insurance Company of New York in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies,

     (b) reviewed the profitability of the JHIMS' relationship with the Portfolios in terms of the total amount of annual advisory fees it received with respect to the Portfolios and whether JHIMS has the financial ability to continue to provide a high level of services to the Portfolios,

     (c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Portfolios, and

     (d) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Portfolios and concluded that the advisory fees paid by the Trust with respect to the Portfolios are not unreasonable in light of such information; and

(6) ---- reviewed comparative information with respect to the advisory fee rates and concluded that the Trust's advisory fees are within the range of those incurred by other comparable funds and that the Trust's advisory structure is thus competitive within the industry. For information regarding the discussion concerning the voluntary waiver of advisory fees see (3) and (4) above.

Additional information that the Board considered for a particular portfolio is set forth in Appendix A.

APPROVAL OF SUBADVISORY AGREEMENTS

     At its meeting on June 3, 2005, the Board, including all the Independent Trustees, approved the Subadvisory Agreements.

     In making its determination with reference to these respective factors, the Board reviews:

     (i) information relating to each subadviser's business which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and, if applicable, past subadvisory services to the Trust;

     (ii) the historical and current performance of the Portfolio and comparative performance information relating to the Portfolio's benchmark and comparable funds;

     (iii) the subadvisory fee for each Portfolio and comparative fee information; and

     (iv) information relating to the nature and scope of Material Relationships and their significance to the Trust's adviser and unaffiliated subadvisers

     The Board's decision to approve each Subadvisory Agreement was based on a number of determinations, including the following:

(1) Each Subadviser has extensive experience and demonstrated skills as a manager and has consistently provided a high quality of investment management service and personnel to its Portfolio;

(2) Although not without variation, the current and historical performance of each Portfolio managed by a Subadviser has been within the range of the current and historical performance of comparable funds and the Portfolio's respective benchmarks with the exceptions noted in Appendix A ;

(3) The subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser (in the case of subadvisers unaffiliated with the Adviser) and are within industry norms with the exceptions noted in Appendix A; and

(4) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust's adviser or its affiliates, including other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

Additional information that the Board considered for a particular portfolio is set forth in Appendix A.


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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES
- CONTINUED

                                   APPENDIX A

CAPITAL GUARDIAN TRUST COMPANY

Overseas Equity Trust - The Board noted that the performance of this Trust ranked below its peer group average and lagged its benchmark index over the three and five year periods ended March 31, 2005. The Board noted that there was a manager change in May 2004 and that the institutional composite of this manager (which represents the performance of other similarly managed portfolios) has outperformed the benchmark index and peer group average over the ten years ended March 31, 2005.

Managed Trust - See "Managed Trust" below.

DAVIS SELECTED ADVISERS, L.P.

Financial Services Trust - The Board noted that the subadvisory fees for this portfolio were higher than those of its peer group average but also noted that the peer group for this specialty fund was not large enough for a meaningful comparison.

DEUTSCHE ASSET MANAGEMENT INVESTMENT SERVICES LIMITED

International Stock Trust - The Board noted that Deutsche assumed subadvisory responsibilities in November 25, 2002 and since then, the portfolio has underperformed its peer group average and benchmark index. At the June 3, 2005 board meeting, the Board approved the subadvisory agreement for this portfolio but requested JHIMS to present a proposal to the Board at the June 23-24, 2005 meeting for a new subadviser for the portfolio.

FIDELITY MANAGEMENT & RESEARCH COMPANY

Strategic Opportunities - The Board noted that the performance of this Trust has lagged its peer group average and benchmark index over the one, five and ten year time periods ended March 31, 2005. The Board also noted that a portfolio manager change occurred April 2003. JHIMS has been asked to continue to monitor the performance of this portfolio closely and report to the Board regarding any further performance issues.

Large Cap Growth - The Board noted that a portfolio manager change occurred on May 1, 2005 with Joe Day replacing Karen Firestone due to the latter's retirement. JHIMS informed the Board that the investment style and performance record of Mr. Day is similar to that of Ms. Firestone.

FRANKLIN ADVISERS, INC.

Emerging Small Company - The Board noted that the performance of this portfolio lags its peer group average and benchmark index over the three and five year time periods ended March 31, 2005. The Board noted that performance over the one year time period ended March 31, 2005 is ahead of the peer group average and benchmark index.

INDEPENDENCE INVESTMENT LLC ("INDEPENDENCE")

Growth and Income II* - The Board noted that the performance of the portfolio over the three, five, and ten year periods ending March 31, 2005 trailed its peer group average and benchmark index. The Board also noted that the management of the portfolio was restructured in May 2005 and that performance for the year ending March 31, 2005 is above both the peer group average and benchmark index.

* On April 29, 2005, the Growth & Income Fund, a series of John Hancock Variable Series Trust I reorganized as the Growth & Income Trust II of John Hancock Trust.

Managed - see "Managed Trust" below.

LORD ABBETT & CO.

All Cap Value - The Board noted that the performance of this portfolio lags its peer group average and benchmark index over the trailing three year time period ended March 31, 2005. The Board also noted that the Trust's subadviser was changed to Lord Abbett in May 2003 and that performance has exceeded the peer group average over the one year time period ended March 31, 2005.

MASSACHUSETTS FINANCIAL SERVICES COMPANY

Strategic Value Trust - The Board noted that the performance of this Trust was below both its benchmark index and peer group average over the three year time period ended March 31, 2005. The Board also noted that a portfolio manager change occurred in May 2003 and that the Trust's performance has exceeded the peer group average over the one year time period ended March 31, 2005.

Utilities Trust - The Board noted that the subadvisory fees for this portfolio were higher than those of its peer group average but also noted that the peer group for this specialty fund was not large enough for a meaningful comparison.

MORGAN STANLEY INVESTMENT MANAGEMENT COMPANY (VAN KAMPEN)

Value - The Board noted that the performance of this Trust has lagged its peer group average and benchmark index over the three and five year periods ended March 31, 2005. The Board also noted that there was a manager change in May 2003 and that the Trust's performance has exceeded the performance of its peer group average over the one year time period ended March 31, 2005.


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JOHN HANCOCK TRUST
EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES
- CONTINUED

APPENDIX A, CONTINUED

SALOMON BROTHERS ASSET MANAGEMENT INC

High Yield - The Board noted that the performance of this portfolio lags its peer group average and benchmark index over the three and five year time periods ended March 31, 2005. The Board also noted that SBAM assumed subadvisory responsibilities in May 2003 and that performance has exceeded the peer group average and benchmark index over the one year time period ended March 31, 2005.

T. ROWE PRICE ASSOCIATES, INC.

Small Company Value - The Board noted that the performance of this portfolio lags its peer group average and benchmark index over the three and five year time periods ended March 31, 2005. The Board also noted that T. Rowe Price assumed management responsibilities in May 2001 and that performance over the one year time period ended March 31, 2005 is very strong, outperforming both the peer group average and benchmark index.

Health Sciences Trust - The Board noted that the subadvisory fees for this portfolio were higher than those of its peer group average but also noted that the peer group for this specialty fund was not large enough for a meaningful comparison.

TEMPLETON GLOBAL ADVISORS LIMITED

International Small Cap - The Board noted that the performance of this portfolio lags its peer group average and benchmark index over the three and five year time periods ended March 31, 2005. The Board also noted that Templeton assumed subadvisory responsibilities in May 2003 and that the performance has exceeded the peer group average over the one year time period ended March 31, 2005.

     The Board noted that the subadvisory fees for this portfolio were higher than those of its peer group average but also noted that the peer group for this specialty fund was not large enough for a meaningful comparison.

WELLINGTON MANAGEMENT COMPANY, LLP

Growth and Income - At its meeting on March 31, 2005, the Board of Trustees discussed with the Adviser the Growth & Income Trust's having lagged the performance of its peer group average and benchmark index over the one, five and ten year periods ended March 31, 2005 and potential solutions to these performance issues. At the June 3, 2005 board meeting, the Board approved the subadvisory agreement for this portfolio but requested JHIMS to present a proposal to the Board at the June 23-24, 2005 meeting for a new subadviser for the portfolio.

Small Cap Growth - The Board noted that the performance of this Trust has lagged the peer group average and index over the one, three and five year time periods ended March 31, 2005. The Board also noted that a portfolio manager change occurred in 2003 and the poor performance is due primarily to the previous managers. The institutional composite which represents the performance of other similarly managed portfolios has outperformed the benchmark index and peer group average over the last five years ended March 31, 2005.

MANAGED TRUST* (CGTC, INDEPENDENCE AND DECLARATION MANAGEMENT & RESEARCH LLC ("DECLARATION"))

The Board noted that the performance for this portfolio which is subadvised by CGTC, Independence and Declaration slightly trailed its peer group average and benchmark index, after fees, over the three and five year periods ended March 31, 2005. In May 2005, the portfolio was restructured to change the allocation of assets among the subadvisors to the portfolio in order to improve performance. At the June 3, 2005 board meeting, the Board approved the subadvisory agreements for CGTC, Independence and Declaration as each relates to this portfolio but requested JHIMS to present a proposal to the Board at the June 23-24, 2005 meeting for a new subadviser or subadvisers for the portfolio.

* On April 29, 2005, the Managed Fund, a series of John Hancock Variable Series Trust I reorganized as the Managed Trust of John Hancock Trust.


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JOHN HANCOCK TRUST
EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES
- CONTINUED

                     EVALUATION BY THE BOARD OF TRUSTEES OF
                           NEW SUBADVISORY AGREEMENTS
                        ADVISORY FEES FOR NEW PORTFOLIOS
                CHANGES TO ADVISORY FEES FOR EXISTING PORTFOLIOS

     This section describes the evaluation by the Board of Trustees of the following new subadvisory agreements, advisory fees for new portfolios and changes to advisory fees for existing portfolios:

New Subadvisory Agreements

Grantham, May, Van Otterloo & Co., LLC ("GMO")(as subadviser to the following portfolios: Intrinsic Value Trust, Growth Opportunities Trust, U.S. Multi Sector Trust, Growth Trust, International Growth Trust, Growth & Income Trust, International Stock Trust and a portion of the assets of the Managed Trust).

U.S. Trust Company N.A. (as subadviser to the Value & Restructuring Trust)

     (collectively, the "New Subadvisory Agreements")

Amendments to Existing Subadvisory Agreements

AIM Capital Management, Inc. (to add the Small Company Growth Trust)
T. Rowe Price Associates, Inc. (to add the Spectrum Income Trust)
American Century Investment Management, Inc. (to add the Vista Trust)
Pzena Investment Management, LLC (to change the fee for the Classic Value Trust)

     (collectively, the "Existing Subadvisory Agreements")

Advisory Fees for New Portfolios

Intrinsic Value Trust, Growth Opportunities Trust, U.S. Multi Sector Trust, Growth Trust, International Growth Trust and Value & Restructuring (collectively, the "New Portfolios")

Changes to Advisory Fees for Existing Portfolios

Growth & Income Trust, International Stock Trust, Managed Trust and the Classic Value Trust (collectively, the "Existing Portfolios")

(collectively, the New Portfolios and the Existing Portfolios are referred to as "Portfolios")

EVALUATION BY THE BOARD OF TRUSTEES

     The Board, including the Independent Trustees, is responsible for selecting the Trust's investment adviser, John Hancock Investment Management Services, LLC (the "Adviser" or "JHIMS"), approving the Adviser's selection of subadvisers for each of the Trust portfolios and approving the Trust's advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust's advisory and subadvisory arrangements, including consideration of the six factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The six factors regularly considered by the Board are:

     1. the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Portfolios;

     2.   the investment performance of the Portfolios and their subadvisers;

     3. the extent to which economies of scale would be realized as a Portfolio grows;

     4. whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

     5. the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the Adviser's relationship with the Trust; and

     6. comparative services rendered and comparative advisory and subadvisory fee rates.

     The Board believes that information relating to all six factors is relevant to its evaluation of the Trust's advisory agreement. With respect to its evaluation of subadvisory agreements, the Board believes that, in view of the Trust's "manager-of mangers" advisory structure: factors (1), (2) and (6) are of primary relevance; factors (3) and (4) generally are less important because subadvisory fees are paid to subadvisers by the Adviser and not directly by the Portfolios, and issues pertaining to economies of scale are considered in connection with the approval of the advisory fees that are paid directly by the Portfolios; and because the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length, factor (5) generally should not require attention except in those circumstances in which such attention may be warranted because the comparative fee information considered in connection with factor (6) indicates that the subadvisory fees will materially exceed those normally charged under comparable circumstances.

     In evaluating subadvisory arrangements, the Board also considers other material business relationships which unaffiliated subadvisers may have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser ("Material Relationships").


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JOHN HANCOCK TRUST
EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES
- CONTINUED

EVALUATION BY THE BOARD OF TRUSTEES, CONTINUED

At its meeting on March 31, 2005, the Board discussed with the Adviser the performance of the Growth & Income Trust, International Stock Trust and Managed Trust including the fact that Growth & Income had lagged the performance of its peer group average and benchmark index over the one, five and ten year periods ended March 31, 2005, International Stock Trust had lagged the performance of its peer group average and benchmark index over the three year period ended

March 31, 2005 and the Managed Trust had lagged the performance of its peer group average and benchmark index over the three and five year periods ended March 31, 2005 and potential solutions to these performance issues. At its telephonic meeting on May 2, 2005, the Adviser recommended to the Board that the subadviser to each of these portfolios be replaced.

APPROVAL OF ADVISORY AGREEMENT

     At its meeting on June 23-24, 2005, the Board, including all the Independent Trustees, approved an amendment to the Advisory Agreement between the Trust and JHIMS with respect to each of the New Portfolios and the Existing Portfolios.

     In approving the amendment to the Advisory Agreement, and with reference to the six factors which it regularly considers, the Board:

(1) ----- (a) considered the high value to the Trust of continuing its long relationship with JHIMS as the Trust's Adviser, the skills and competency with which JHIMS has in the past managed the Trust's affairs and its subadvisory relationships, JHIMS's oversight and monitoring of the subadvisers' investment performance and compliance programs including its timeliness in responding to performance issues, and the qualifications of JHIMS' personnel,

     (b) considered JHIMS's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments,

     (c) JHIMS's administrative capabilities, including its ability to supervise the other service providers for the Portfolios and concluded that JHIMS may reasonably be expected to continue ably to perform its services under the Advisory Agreement;

(2) -- reviewed the investment performance of comparably managed portfolios of the proposed new subadvisers to the New Portfolios and Existing Portfolios (the investment performance of the portfolio in the case of the Classic Value Trust); the comparative performance of their respective benchmarks, comparable funds (i.e., funds having approximately the same investment objective); and JHIMS' analysis of such performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to the New Portfolios and the Existing Portfolios; and concluded that the Classic Value Trust and each of the comparably manage portfolios of the New Portfolios and Existing Portfolios have performed well or within a range that the Board deemed competitive, and that JHIMS may reasonably be expected to ably to monitor the performance of the New Portfolios and Existing Portfolios and each of their subadvisers.

(3) and (4) - reviewed the Trust's advisory fee structure for the New Portfolios and the Existing Portfolios and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (a) that to the extent that Portfolios have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Portfolios, (b) that all Portfolios with subadvisers that are not affiliated with the Adviser have subadvisory fees which are the product of arms-length negotiations between the Adviser and the subadvisers and which in many, but not all, cases contain breakpoints, and (c) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Portfolios with advisory fee breakpoints to benefit from economies of scale as those Portfolios grow.

     During the period covered by this report, the Board and the Adviser had discussions concerning a voluntary waiver of advisory fees that would amount to 0.02% of that portion of the Trust's aggregate net assets that exceed $50 billion and that would become effective January 1, 2006. The Adviser has undertaken to submit a proposal for implementing the waiver to the Board at its September, 2005 meeting.

(5) ---- (a) reviewed the financial statements of JHIMS and John Hancock Life Insurance Company (U.S.A.) ("JHLICO (U.S.A.)") and considered (i) an analysis presented by JHIMS regarding the net profitability to Manulife Financial of the pension and variable insurance products for which the Trust serves as the underlying investment medium; and (ii) the representation by each of JHLICO (U.S.A.) and John Hancock Life Insurance Company of New York in their variable product registration statements that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies,

     (b) reviewed the profitability of the JHIMS' relationship with the Portfolios in terms of the total amount of annual advisory fees it received with respect to the Portfolios and whether JHIMS has the financial ability to continue to provide a high level of services to the Portfolios,

     (c) considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Portfolios, and

     (d) noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Portfolios and concluded that the advisory fees paid by the Trust with respect to the Portfolios are not unreasonable in light of such information;, and

(6) ---- reviewed comparative information with respect to the advisory fee rates and concluded that the advisory fees for the New Portfolios and the Existing Portfolios are within the range of those incurred by other comparable funds and that the advisory structure for the New Portfolios and the Existing Portfolios is thus competitive within the industry. For information regarding the discussion concerning the voluntary waiver of advisory fees see (3) and (4) above.

APPROVAL OF SUBADVISORY AGREEMENTS

     At its meeting on June 23-24, 2005, the Board, including all the Independent Trustees, approved the New Subadvisory Agreements and the Amendments to the Existing Subadvisory Agreements.

     In making its determination with reference to these respective factors, the Board reviews:

     (i) information relating to each subadviser's business which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and, if applicable, past subadvisory services to the Trust;

     (ii) investment performance of comparably managed portfolios of the proposed new subadviser to the Portfolio (and the investment performance of the portfolio in the case of the Classic Value Trust) and comparative performance information relating to the comparably managed portfolio's benchmark and comparable funds (the Portfolio's benchmark in the case of the Classic Value Trust);

     (iii) the subadvisory fee for each Portfolio and comparative fee information; and

     (iv) information relating to the nature and scope of Material Relationships and their significance to the Trust's adviser and unaffiliated subadvisers.


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JOHN HANCOCK TRUST
EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES
- CONTINUED

APPROVAL OF SUBADVISORY AGREEMENTS, CONTINUED

     The Board's decision to approve the New Subadvisory Agreements and the Amendments to the Existing Subadvisory Agreements was based on a number of determinations, including the following:

(1) Each Subadviser has extensive experience and demonstrated skills as a manager;

(2) Although not without variation, the current and historical performance of the comparably managed portfolios of the subadviser to a Portfolio (the current and historical performance of the Portfolio in the case of the Classic Value Trust) has been within the range of the current and historical performance of comparable funds and the comparably managed portfolio's respective benchmark (the Portfolio's benchmark in the case of the Classic Value Trust);

(3) The subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser and are within industry norms;

(4) The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust's adviser or its affiliates, including other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate. See (5) below for information relating to the business arrangement between the Trust's adviser and GMO.]

(5) As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Trust or the particular Portfolio) will pay GMO a specified amount (ranging from $500,000 to $15 million) if the subadvisory agreement with respect to any of the following Portfolios subadvised or to be subadvised by GMO is terminated within a five year period from the date of its effectiveness: the Growth & Income and International Stock Portfolios, which are current Portfolios of the Trust, and the Growth, Intrinsic Value, International Growth, U.S. Multi Sector and Growth Opportunities Portfolios, which are new portfolios of the Trust expected to become operational in October, 2005.

     The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to each of these Portfolios and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement with respect to any of the Portfolios or to reduce any of the fees payable thereunder to GMO for a five year period from the date of effectiveness of the agreement. These agreements do not apply with respect to the portion of the Managed Portfolio subadvised by GMO, but substantially similar agreements (with varying amounts to be paid upon termination) also apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Trust is not a party to any of these arrangements, and they are not binding upon the Trust, the Trust Portfolios subadvised by GMO or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the subadvisory agreement with respect to each of the Portfolios subadvised by GMO, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.

     The Board concluded that, notwithstanding the potential conflicts of interest, approval of the Advisory Agreement and the subadvisory agreements with GMO is in the best interests of shareholders and contract owners in view of (i) the Adviser's fiduciary duty and the Board's fiduciary duty and ability to monitor potential conflicts, (ii) the benefits to shareholders and contract owners generally expected from the exclusive rights to certain GMO investment management services obtained by the Adviser for the benefit of certain Portfolios of the Trust and other John Hancock fund and (iii) the benefits to such Portfolios of the Trust expected from the subadvisory services of GMO.

JOHN HANCOCK TRUST TRUSTEES AND OFFICERS (UNAUDITED)

TRUSTEES AND OFFICERS INFORMATION. The Trustees of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee oversees all Trust portfolios. (Currently, there are 83 portfolios).

                             DISINTERESTED TRUSTEES

                         POSITION WITH
NAME, ADDRESS AND AGE      THE TRUST               PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------   --------------   ---------------------------------------------------------------
Don B. Allen            Trustee          Adviser, Sinicon Plastics Inc (plastic injection molding)
601 Congress Street     (since 1985)
Boston, MA 02210
Age: 77

Charles L. Bardelis     Trustee          President and Executive Officer, Island Commuter Corp.
601 Congress Street     (since 1988)     (Marine Transport).
Boston, MA 02210
Age: 64

Peter S. Burgess        Trustee          Consultant (financial, accounting and auditing matters)
601 Congress Street     (since 2005)     (July 1999 to present).
Boston, MA 02210
Age: 62                                  Directors of the following publicly traded companies: PMA
                                         Capital Corporation (since February 2004) and Lincoln
                                         Educational Services Corporation (since July 2004).

Elizabeth G. Cook       Trustee          Expressive Arts Therapist, Dana Farber Cancer Institute;
601 Congress Street     (since 2004)*    President, The Advertising Club of Greater Boston
Boston, MA 02210
Age: 68

Hassell H. McClellan    Trustee          Associate Professor, The Graduate School of the Wallace E.
601 Congress Street     (since 2004)*    Carroll School of Management, Boston College
Boston, MA 02210
Age: 59

James. M. Oates         Trustee          Managing Director, Wydown Group (financial consulting
601 Congress Street,    (since 2004)     firm)(since 1994); Chairman, Emerson Investment
Boston, MA 02210-2801                    Management, Inc. (since 2000); Chairman, Hudson Castle
Age: 59                                  Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (since 1997).

                                         Director of the following publicly traded Stifel companies:
                                         Financial, Director
                                         (since 1996); Investor Financial Services Corporation, Director
                                         (since 1995); Connecticut River Bancorp, Director (since 1998)

                                         Director of the following registered investment company:
                                         Phoenix Mutual Funds, Director since 1988
                                         overseeing 20 portfolios) .

F. David Rolwing        Trustee          Former Chairman, President and CEO, Montgomery Mutual
601 Congress Street     (since 1997**)   Insurance Company, 1991 to 1999. (Retired 1999).
Boston, MA 02210
Age: 71

* Prior to 2004, Ms. Cook and Mr. McClellan were Trustees of John Hancock Variable Series Trust I which was combined with corresponding portfolios of the Trust on April 29, 2005.

** Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc. which was combined with corresponding portfolios of the Trust on December 31, 1996.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

          TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST

                         Position with
Name, Address and Age      the Trust                    Principal Occupation During Past Five Years
---------------------   ---------------   -----------------------------------------------------------------------
John D. DesPrez III#*   Trustee           President and Chief Executive Officer, John Hancock Financial Services,
601 Congress Street     (since 2000)      Inc.; Chairman and President, John Hancock Life Insurance Company
Boston, MA 02210                          (U.S.A.), Executive Vice President, U.S. Operations, Manulife Financial
Age: 48

John D. Richardson#*    Chairman of the   Retired; Former Senior Executive Vice President, Office of the
601 Congress Street     Board of          President, Manulife Financial, February 2000 to March 2002
Boston, MA 02210        Trustees          (Retired, March, 2002);
Age: 67                 (since 1997) **
                                          Executive Vice President and General Manager, U.S. Operations,
                                          Manulife Financial, January 1995 to January 2000.

                                          Director of BNS Split Corp, a publicly traded company
                                          listed on the Toronto Stock Exchange.

# Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

*    Affiliated with the investment adviser.

** Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc. which merged into the Trust on December 31, 1996.

Keith Hartstein*        President         Senior Vice President, Manulife Financial Corporation (since 2004);
601 Congress Street     (since 2005)      Director, President and Chief Executive Officer, John Hancock Advisers,
Boston, MA 02210                          LLC and The Berkeley Financial Group, LLC ("The Berkeley Group")
Age: 48                                   (holding company); Director, President and Chief Executive Officer,
                                          John Hancock Funds, LLC. ("John Hancock Funds"); Director, President
                                          and Chief Executive Officer, Sovereign Asset Management Corporation
                                          ("SAMCorp."); Director, John Hancock Signature Services, Inc.;
                                          Director, Chairman and President, NM Capital Management, Inc. (NM
                                          Capital) (since 2005); Chairman, Investment Company Institute Sales
                                          Force Marketing Committee (since 2003); Executive Vice President, John
                                          Hancock Funds, LLC (until 2005).

Marc Costantini*        Treasurer         Executive Vice President and Chief Financial Officer, John Hancock Life
601 Congress Street     (since 2004)      Insurance Company (U.S.A.), January 2004 to present.
Boston, MA 02210
Age: 36                                   General Manager, Managed Accounts, John Hancock Life Insurance Company
                                          (U.S.A.) and other positions at Manulife Financial, prior to January
                                          2004.

Andrew Corselli*        Secretary         Vice President and Senior Counsel, U.S. Operations Law Department, John
200 Clarendon Street    (since 2002)      Hancock Life Insurance Company (U.S.A.), March 2001 to present. The
Boston, MA 02116                          Prudential Insurance Company of America, Assistant General Counsel &
Age: 59                                   Chief of Litigation, June 1988 to June, 2000

Gordon Shone*           Vice President    Senior Vice President, John Hancock Life Insurance Company (U.S.A.),
601 Congress Street     and Chief         January 2001 to present. Vice President, The Manufacturers  Life
Boston, MA 02210        Financial         Insurance Company (U.S.A.), August 1998 to December 2000.
Age: 49                 Officer
                        (Since 2003)

*    Affiliated with the investment adviser.

++ Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc. which merged into the Trust on December 31, 1996.

# Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

JOHN HANCOCK TRUST (FORMERLY, MANUFACTURERS INVESTMENT TRUST)
TRUSTEES AND OFFICERS (UNAUDITED) - CONTINUED

Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified. None of the Trustees is a director of other complexes except as noted above.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission ("SEC") Internet site at http://www.sec.gov.

PROXY VOTING POLICY. From time to time, mutual funds are required to vote proxies related to the securities held by the Portfolios. Each of the Manufacturers Investment Trust Portfolios vote proxies according to the Trust's proxy voting policies and procedures approved by the Board of Trustees. A description of the Trust's proxy voting policies and procedures and the proxy results for the period July 1, 2004 to June 30, 2005 are available without charge, upon request, by calling 1-800-344-1029 or on the SEC Internet website at http://www.sec.gov.

JOHN HANCOCK TRUST
RESULTS OF THE SPECIAL MEETINGS OF SHAREHOLDERS

     On March 1, 2005, a Special Meeting of Shareholders of the John Hancock Trust (the "Trust") was held at 601 Congress Street, Boston, MA at 10 a.m. E.S.T. for the purpose of considering and voting upon:

Proposal 1   Election of eight Trustees to serve as members of the Board of
             Trustees of the Trust. (All shareholders of the Trust voted on Proposal 1).

Proposal 2   Approval of an Amended Advisory Agreement between the Trust and
             John Hancock Investment Management Services, LLC (""JHIMS" or the
             ""Adviser") increasing advisory fee rates. (Shareholders of each Portfolio except the Equity Index Trust voted separately on Proposal 2.)

Proposal 7   Approval of Amendment to the Trust's Declaration of Trust to
             authorize the Board of Trustees to approve Portfolio mergers without Shareholder approval. (All shareholders of the Trust voted on Proposal 7).

Proposal 8   Approval of Amendment to the Trust's Declaration of Trust to
             authorize the Board of Trustees to designate a class of shares of a Portfolio as a separate Portfolio. (All shareholders of the Trust voted on Proposal 8).

Proposal 9   Approval of reclassifying the investment objective of each
             Portfolio as a "non-fundamental" policy which may be changed without shareholder approval. (Shareholders of each Portfolio voted separately on Proposal 9).

At the meeting, all proposals were approved by shareholders of each Portfolio. The number of votes cast FOR or AGAINST or which ABSTAINED from voting is set forth below for each proposal:

                                                   SHARES
                                 -----------------------------------------
PORTFOLIO                             FOR          AGAINST      ABSTAINED
---------                        -------------   -----------   -----------
PROPOSAL 1
John Hancock Trust               3,224,235,556   129,000,183            --

PROPOSAL 2
500 Index Trust                     90,996,835    23,953,256     5,023,663
Mid Cap Index Trust                 11,020,420     2,951,483       727,564
Small Cap Index Trust               12,606,887     2,638,694       353,807
Total Stock Market Index Trust      15,199,782     3,486,433       530,386

PROPOSAL 7
John Hancock Trust               2,753,082,369   451,068,172   149,085,198

PROPOSAL 8
John Hancock Trust               2,852,780,671   276,645,215   223,809,854

PROPOSAL 9
500 Index Trust                     95,440,562    19,694,494     4,838,698
Equity Index Trust                   4,299,475       516,463       827,039
Mid Cap Index Trust                 11,461,678     2,614,787       623,000
Small Cap Index Trust               12,774,221     2,378,532       446,635
Total Stock Market Index Trust      15,162,425     3,324,238       729,938

On March 1, 2005, a Special Meeting of Shareholders of the John Hancock Trust (the "Trust") was held at 601 Congress Street, Boston, MA at 10:30 a.m. E.S.T. for the purpose of considering and voting upon:

Proposal 3   Approval of Agreement and Plan of Reorganization providing for the combination of the Equity Index Trust into the 500 Index Trust B.
             (Only Shareholders of the Equity Index Trust voted on Proposal 3).

At the meeting, all proposals were approved by shareholders of each Portfolio. The number of votes cast FOR or AGAINST or which ABSTAINED from voting is set forth below for each proposal:

                                  SHARES
                     -------------------------------
PORTFOLIO               FOR      AGAINST   ABSTAINED
---------            ---------   -------   ---------
PROPOSAL 3
Equity Index Trust   5,362,473    81,143     200,362

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

                    This page was intentionally left blank.

(JOHN HANCOCK LOGO)
36 USC 220506
WORLDWIDE SPONSOR

MANAGEMENT OF THE TRUST

TRUSTEES
John D. Richardson, Chairman of the Board
Don B. Allen
Charles L. Bardelis
Peter S. Burgess
Elizabeth Cook
John D. DesPrez, III
Hassell H. McClellan
James M. Oates
F. David Rolwing

OFFICERS
Keith F. Hartstein, President
Gordon M. Shone, Vice President
Marc Costantini, Treasurer
Andrew Corselii, Secretary

INVESTMENT ADVISER
John Hancock Investment Management
Services, LLC
Boston, Massachusetts

ISSUER OF VENTURE VARIABLE ANNUITIES
John Hancock Life Insurance
Company (U.S.A.)
PO Box 55230
Boston, Massachusetts 02205-5230
800-344-1029

ISSUER OF VENTURE VARIABLE LIFE INSURANCE PRODUCTS
John Hancock Life Insurance
Company (U.S.A.)
200 Bloor Street East
Toronto, Ontario, Canada M4W1E5
800-827-4546

PRINCIPAL UNDERWRITER OF VENTURE VARIABLE ANNUITIES AND VENTURE VARIABLE LIFE INSURANCE PRODUCTS
John Hancock Distributors LLC
Toronto, Ontario, Canada
Boston, Massachusetts

PROMOTIONAL AGENT OF VENTURE ANNUITIES
Wood Logan
Boston, Massachusetts

(C)2005 John Hancock Life Insurance Company (U.S.A.). A Manulife Financial Company. All rights reserved.

(JOHN HANCOCK LOGO)
36 USC 220506
WORLDWIDE SPONSOR
601 CONGRESS STREET
BOSTON, MA 02210

                                                              ------------------
                                                              PRESORTED STANDARD
                                                                 U.S. POSTAGE
                                                                PAID BOSTON, MA
                                                                 PERMIT NO. 11
                                                              ------------------

(AMERICAN FUNDS(R) LOGO)                   The right choice for the long term(R)

American Funds Insurance Series

Semi-annual report for the six months ended June 30, 2005

FIGURES SHOWN HERE FOR AMERICAN FUNDS INSURANCE SERIES(R) ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

                                                       Returns for periods ended June 30, 2005
                                              --------------------------------------------------------
                                              Cumulative total returns      Annualized total returns
                                              ------------------------   -----------------------------
                                                  6 months   1 year      5 years   10 years   Lifetime
                                                  --------   ------      -------   --------   --------
GROWTH FUND (since 2/8/84)          Class 1         +3.52    +11.46       -2.06     +13.51%    +14.70
                                    Class 2         +3.39    +11.22       -2.30     +13.23     +14.39
                                    Class 3         +3.43    +11.28       -2.23     +13.31     +14.50
INTERNATIONAL FUND (since 5/1/90)   Class 1         +1.40    +15.77       -2.54     + 9.85     + 9.45
                                    Class 2         +1.30    +15.53       -2.79     + 9.58     + 9.17
                                    Class 3         +1.24    +15.59       -2.72     + 9.65     + 9.25
BLUE CHIP INCOME AND GROWTH FUND    Class 1         +0.77    + 8.04          --         --     + 1.52
   (since 7/5/01)                   Class 2         +0.60    + 7.79          --         --     + 1.25
GROWTH-INCOME FUND (since 2/8/84)   Class 1         -0.09    + 6.13       +5.42     +11.51     +13.09
                                    Class 2         -0.21    + 5.86       +5.16     +11.24     +12.77
                                    Class 3         -0.18    + 5.94       +5.23     +11.31     +12.89

The following summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline the report and help investors better focus on the funds' principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.

This report shows investment results for Class 1, Class 2 and Class 3 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series' plans of distribution. Results discussed in the letter to investors are for Class 2 shares. The variable annuities and life insurance contracts that use the series' funds contain certain fees and expenses not reflected here. The series' investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.

Investments outside the United States, especially those in developing countries, are subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Small-company stocks involve additional risks, and they can fluctuate in price more than larger company stocks. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. The market indexes shown in this report are unmanaged and do not reflect sales charges, commissions or expenses.

Fellow investors:

In the first half of American Funds Insurance Series' fiscal year, the six-month period ended June 30, 2005, stock markets around the world were generally flat, reflecting slowing economic growth. Bond markets proved slightly more resilient. We are pleased to report that almost every option in the series increased in value in this environment, and every fund in the series held up well against its benchmark.

During the first half of 2005, prospects for continued growth dimmed somewhat in several major countries, which has had a restraining effect on stock markets in general. In the United States, for example, where investors remained concerned about rising interest rates and the high price of oil, the broad market, as measured by Standard & Poor's 500 Composite Index, lost 0.8%. The NASDAQ Composite Index, home to many of the nation's technology companies, fell 5.4% for the period.

Reflecting stock markets outside the United States, the MSCI EAFE(R) (Europe, Australasia, Far East) Index fell 0.8% for the first half of the year as results were diminished by the strengthening U.S. dollar, which rose 12.1% against the euro and 7.9% against the yen. The Japanese Nikkei 225 Stock Average lost 5.8% when measured in U.S. dollars. London's FTSE 100 gained a modest 1.5% and the German DAX posted a decline of 4.4% when measured in U.S. dollars.

While it was a relatively flat period for the market as a whole, there was a wide disparity of results among sectors. Technology stocks continued to lag, although a few individual companies posted strong gains. The energy sector, notably oil companies and utilities, provided the strongest returns for the six-month period. In addition, small-cap stocks, as measured by the S&P/Citigroup Global Smallcap Index, continued to fare reasonably well, returning 1.9% for the period.

The bond markets, meanwhile, registered modest gains amid rising short-term rates and inflation fears. During the first half of the series' fiscal year, the Federal Reserve Board raised the federal funds rate four times, bringing it to 3.25%. Historically, in a rising-rate environment like this one, long-term rates have followed suit, but this has not been the case. During the period, the yield on the bellwether 10-year U.S. Treasury bond declined. As a result, long-term bonds outperformed their shorter term counterparts. The high-quality bond market, as measured by the Citigroup Broad Investment-Grade (BIG) Bond Index, gained 2.6%.

It was a tougher period for lower rated corporate bonds as the ratings downgrade of Ford and General Motors debt led investors to worry whether the market could absorb such a significant amount of supply. Lower rated bonds, however, rallied before the close of the period and finished slightly ahead (0.8%), as measured by the Credit Suisse First Boston High Yield Bond Index.

As we enter the second half of the series' fiscal year, we remain cautiously optimistic. Although the U.S. economy remains strong, there are also underlying risks, including a possible rise in interest rates and geopolitical unrest. In this environment, the 13 variable funds in American Funds Insurance Series will continue to benefit from the investment philosophy of Capital Research and Management Company, the series' investment adviser. Capital Research's approach is characterized by careful attention to risk, a search for value and a long-term perspective.

We look forward to reporting to you again in six months.

Cordially,


/s/ James K. Dunton                     /s/ Donald D. O'Neal
-------------------------------------   ----------------------------------------
James K. Dunton                         Donald D. O'Neal
Chairman of the Board                   President
Principal Executive Officer

August 4, 2005

AMERICAN FUNDS INSURANCE SERIES is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company. All the variable funds in the American Funds Insurance Series may not be available in your product.

Growth Fund

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

GROWTH FUND gained 3.4% for the first six months of this year, outpacing its benchmark, the S&P 500, which fell 0.8% for the period. (Please see the inside front cover for the fund's longer term results.)

The period was marked by decidedly mixed signals. During the first half of the fund's fiscal year, the Federal Reserve Board raised the federal funds rate four times, bringing it to 3.25%. Yet, long-term rates, which typically rise in accordance, remained at low levels. Oil prices remained high, while there was little indication that inflation was increasing. Against this background, stock markets were generally flat as economic growth cooled in the United States and other global economies.

The value of fundamental research and the ability to find good opportunities becomes especially important in this environment.

The fund's holdings in oil, gas and consumable fuel and energy equipment and services companies, which accounted for 15.6% of the fund's assets, were bolstered by high oil prices. The fund's media holdings posted mixed results for the year, while some of its large financial holdings finished the period with weak returns.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2005

                                   (PIE CHART)

Energy                   14.9%
Consumer discretionary   19.0%
Information technology   20.5%
Cash & equivalents       10.0%
Health care               7.9%
Consumer staples          6.3%
Other industries         21.4%

LARGEST EQUITY HOLDINGS   PERCENT OF NET ASSETS
-----------------------   ---------------------
Google                             4.3%
Altria Group                       2.5
IAC/InterActiveCorp                1.8
Target                             1.8
Vodafone                           1.7
Microsoft                          1.7
Carnival Corp.                     1.6
Time Warner                        1.6
Sanofi-Aventis                     1.5
Schlumberger                       1.4

OBJECTIVE: Seeks growth of capital by investing primarily in U.S. common stocks.

SPECIAL CHARACTERISTICS: Emphasizes investments in growth companies with the potential to provide strong earnings over many years. Can also invest in cyclical companies, companies in turnaround and companies that appear undervalued.

                                                 American Funds Insurance Series

International Fund

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

INTERNATIONAL FUND gained 1.3% during the first half of 2005, while the MSCI EAFE(R) (Europe, Australasia, Far East) Index fell 0.8%. (Please see the inside front cover for the fund's longer term results.)

Growth slowed in several major countries around the world during the six-month period. The S&P 500 declined 0.8% for the period, while Japan's Nikkei 225 Stock Average fell 5.8% when measured in U.S. dollars. Japan continues to be the fund's largest single country concentration at 13.4% of assets.

After a period of decline, the U.S. dollar strengthened against major currencies, gaining 12.1% against the euro and 7.9% against the Japanese yen in the first half of the year. As a result, the fund's investments in Europe, which made up 41.1% of the fund's concentration of assets at the end of the period, had mixed results. London's FTSE 100 gained a modest 1.5%, while Germany's DAX lost 4.4% when measured in U.S. dollars.

The fund's holdings in oil, gas and consumable fuel and electric utility companies boosted its return, while investments in industries such as diversified telecommunication services, specialty retail and metals and mining held back the fund.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2005

                                   (PIE CHART)

Europe               41.1%
Cash & equivalents   14.3%
Asia/Pacific Basin   32.4%
The Americas         11.6%
Other countries        .6%

EUROPE
United Kingdom         8.7%
France                 6.7
Netherlands            4.8
Germany                4.5
Spain                  3.6
Switzerland            3.6
Austria                2.4
Norway                 2.2
Denmark                1.7
Italy                  1.4
Belgium                 .8
Other                   .7
                     -----
                      41.1
                     -----

ASIA/PACIFIC BASIN
Japan                 13.4
India                  5.6
South Korea            3.4
Australia              3.1
Taiwan                 2.4
Hong Kong              1.2%
China                  1.1
Malaysia               1.1
Indonesia               .6
Other                   .5
                     -----
                      32.4
                     -----

THE AMERICAS
Canada                 4.7
Brazil                 4.3
Mexico                 2.0
United States           .6
                     -----
                      11.6
                     -----

OTHER COUNTRIES
Polynational            .5
South Africa            .1
                     -----
                        .6
                     -----
Cash & equivalents    14.3
                     -----
Total                100.0%
                     =====

LARGEST EQUITY HOLDINGS                               PERCENT OF NET ASSETS
-----------------------                               ---------------------
Telekom Austria                                                2.4%
UFJ Holdings                                                   1.6
Royal Dutch Petroleum/"Shell" Transport and Trading            1.5
Societe Generale                                               1.5
KPN                                                            1.5
Unibanco                                                       1.4
Telefonica                                                     1.4
Novo Nordisk                                                   1.4
Sanofi-Aventis                                                 1.2
Canadian Natural Resources                                     1.2

OBJECTIVE: Seeks growth of capital over time by investing primarily in common stocks of companies based outside the United States.

SPECIAL CHARACTERISTICS: Invests mainly in growing companies, ranging from small firms to large corporations.

                                                 American Funds Insurance Series

Blue Chip Income and Growth Fund

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

BLUE CHIP INCOME AND GROWTH FUND gained 0.6% during the first six months of 2005. Although the gain was modest, it contrasted with the negative results of most major market indexes in the United States and around the globe. (Please see the inside front cover for the fund's longer term results.)

The S&P 500 declined slightly during the period, losing 0.8%, and the NASDAQ, home to many growth-oriented companies, declined 5.4%. Major markets in Europe and Asia also declined.

During the six months, investors received decidedly mixed signals as short-term interest rates continued to climb and oil prices remained stubbornly high. At the same time, however, long-term rates didn't rise and there was little indication that inflation was increasing. In this environment, Blue Chip Income and Growth Fund's focus on high-quality, well-established companies proved rewarding for investors.

While many of the fund's investments had little impact on its return for the first half of 2005, the fund was helped by its investments in oil, gas and consumable fuel and health care companies, while its investments in automobiles and financial institutions proved mildly disappointing.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2005

                                   (PIE CHART)

Health care              12.4%
Consumer discretionary   14.6%
Financials               19.6%
Information technology   11.7%
Industrials               9.8%
Other industries         25.0%
Cash & equivalents        6.9%

LARGEST EQUITY HOLDINGS        PERCENT OF NET ASSETS
-----------------------        ---------------------
Fannie Mae                              4.5%
Hewlett-Packard                         4.3
Cardinal Health                         3.2
American International Group            2.9
General Motors                          2.9
JPMorgan Chase                          2.6
Target                                  2.6
Lowe's Companies                        2.5
BellSouth                               2.3
Tyco                                    2.1

OBJECTIVE: Seeks to produce dividend income exceeding the average yield on the S&P 500 and provide an opportunity for growth of principal.

SPECIAL CHARACTERISTICS: Invests primarily in securities of well-established, high-quality U.S. companies.

                                                 American Funds Insurance Series

Growth-Income Fund

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. UNIT PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/AFIS.HTML. FOR MONTH-END RESULTS AND INFORMATION ABOUT YOUR INSURANCE CONTRACT, PLEASE GO TO THE WEBSITE FOR THE COMPANY THAT ISSUED YOUR CONTRACT.

GROWTH-INCOME FUND was essentially flat during the first six months of 2005, declining 0.2%, modestly outpacing the S&P 500, which lost 0.8%. (Please see the inside front cover for the fund's longer term results.)

During a period marked by rising short-term interest rates, low inflation and tepid economic growth, equity investors had few options. Energy-related companies generally held up well, but the outlook was mixed for most other industries. Investors outside the United States fared little better as most major markets lost ground.

Against this background of generally flat equity returns, the fund's portfolio counselors moved cautiously, making few major changes to the fund's holdings. This careful approach, which has been the hallmark of Growth-Income Fund since its inception, served our shareholders well during the three-year bear market and again during this very modest decline.

Not surprisingly the fund's investments in energy-related stocks helped boost its returns. The fund's holdings in media, thrift institutions and biotechnology held back the fund.

WHERE THE FUND'S ASSETS WERE INVESTED BASED ON TOTAL NET ASSETS AS OF JUNE 30, 2005

                                   (PIE CHART)

Consumer discretionary   12.1%
Financials               13.9%
Information technology   14.5%
Health care              10.9%
Industrials              10.2%
Other industries         24.3%
Cash & equivalents       14.1%

LARGEST EQUITY HOLDINGS        PERCENT OF NET ASSETS
-----------------------        ---------------------
Hewlett-Packard                         1.8%
American International Group            1.8
Fannie Mae                              1.7
Lowe's Companies                        1.7
Microsoft                               1.4
General Electric                        1.4
Target                                  1.4
Cisco Systems                           1.3
Citigroup                               1.3
Tyco                                    1.3

OBJECTIVE: Seeks capital growth and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.

SPECIAL CHARACTERISTICS: Designed for investors seeking both capital appreciation and income; the fund invests in companies across a wide range of U.S. industries.

                                                 American Funds Insurance Series

Growth Fund
SUMMARY INVESTMENT PORTFOLIO June 30, 2005                             unaudited

Common stocks -- 89.65%

                                                                MARKET     PERCENT
                                                                 VALUE      OF NET
                                                   SHARES        (000)      ASSETS
                                                 ----------   ----------   -------
INFORMATION TECHNOLOGY -- 20.49%
Google Inc., Class A(1)                           2,751,700   $  809,413     4.30%
Microsoft Corp.                                  12,515,000      310,873     1.65
Texas Instruments Inc.                            8,526,000      239,325     1.27
Corning Inc.(1)                                  14,150,000      235,173     1.25
Maxim Integrated Products, Inc.                   4,005,000      153,031      .81
KLA-Tencor Corp.                                  3,455,000      150,983      .80
Yahoo! Inc.(1)                                    4,226,500      146,448      .78
Xilinx, Inc.                                      5,415,000      138,082      .74
Analog Devices, Inc.                              3,675,000      137,114      .73
Taiwan Semiconductor Manufacturing Co. Ltd.      78,660,063      136,854      .73
Applied Materials, Inc.                           8,105,000      131,139      .70
Other securities                                               1,266,172     6.73
                                                               3,854,607    20.49
                                                              ----------    -----

CONSUMER DISCRETIONARY -- 18.96%
IAC/InterActiveCorp(1)                           14,293,800      343,766     1.83
Target Corp.                                      6,240,000      339,518     1.80
Carnival Corp.                                    5,585,000      304,662     1.62
Time Warner Inc.(1)                              17,607,725      294,225     1.56
Lowe's Companies, Inc.                            4,115,500      239,604     1.27
News Corp. Inc.                                  13,549,000      219,223     1.17
Liberty Global International, Inc., Class A(1)    4,232,500      197,531     1.05
Starbucks Corp.(1)                                3,460,000      178,744      .95
Michaels Stores, Inc.                             4,070,000      168,376      .90
Harrah's Entertainment, Inc.                      2,186,029      157,547      .84
Liberty Media Corp., Class A(1)                  14,670,000      149,487      .79
Best Buy Co., Inc.                                1,993,600      136,661      .73
Other securities                                                 837,567     4.45
                                                               3,566,911    18.96
                                                              ----------    -----

ENERGY -- 14.93%
Schlumberger Ltd.                                 3,500,000      265,790     1.41
Devon Energy Corp.                                4,209,072      213,316     1.13
Burlington Resources Inc.                         3,720,000      205,493     1.09
Halliburton Co.                                   3,880,000      185,542      .99
EOG Resources, Inc.                               3,265,000      185,452      .99
Transocean Inc.(1)                                2,731,400      147,414      .78
Diamond Offshore Drilling, Inc.                   2,660,000      142,124      .76
Noble Corp.                                       2,225,000      136,860      .73
Murphy Oil Corp.                                  2,598,800      135,735      .72
Newfield Exploration Co.(1)                       3,317,200      132,323      .70
Canadian Natural Resources, Ltd.                  3,625,700      131,188      .70
Other securities                                                 927,337     4.93
                                                               2,808,574    14.93
                                                              ----------    -----

HEALTH CARE -- 7.86%
Sanofi-Aventis                                    3,533,900      290,030     1.54
Express Scripts, Inc.(1)                          3,288,000      164,334      .88
WellPoint, Inc.(1)                                1,900,000      132,316      .70
Other securities                                                 891,558     4.74
                                                               1,478,238     7.86
                                                              ----------    -----

                                                 American Funds Insurance Series

Growth Fund

Common stocks

                                                                 MARKET     PERCENT
                                                                 VALUE       OF NET
                                                   SHARES        (000)       ASSETS
                                                 ----------   -----------   -------
CONSUMER STAPLES -- 6.26%
Altria Group, Inc.                                7,380,000   $   477,191     2.54%
Other securities                                                  701,096     3.72
                                                                1,178,287     6.26
                                                              -----------    -----

INDUSTRIALS -- 5.73%
Tyco International Ltd.                           8,161,500       238,316     1.27
General Electric Co.                              4,130,000       143,105      .76
Other securities                                                  697,264     3.70
                                                                1,078,685     5.73
                                                              -----------    -----

FINANCIALS -- 5.50%
Fannie Mae                                        3,135,000       183,084      .97
American International Group, Inc.                2,725,000       158,323      .84
Freddie Mac                                       2,297,700       149,879      .80
Other securities                                                  543,285     2.89
                                                                1,034,571     5.50
                                                              -----------    -----

TELECOMMUNICATION SERVICES -- 4.70%
Vodafone Group PLC (ADR)                          8,185,000       199,059
                                                                              1.66
Vodafone Group PLC                               46,502,000       113,293
Qwest Communications International Inc.(1)       34,050,000       126,326      .67
O(2) PLC(1)                                      49,950,000       121,917      .65
Other securities                                                  323,209     1.72
                                                                  883,804     4.70
                                                              -----------    -----

OTHER -- 1.59%
Other securities                                                  300,245     1.59
                                                              -----------    -----

MISCELLANEOUS -- 3.63%
Other common stocks in initial period of
   acquisition                                                    683,123     3.63
                                                              -----------    -----
TOTAL COMMON STOCKS (cost: $13,201,788,000)                    16,867,045    89.65
                                                              -----------    -----

Bonds & notes -- 0.37%

TOTAL BONDS & NOTES (cost: $63,726,000)                            69,904      .37
                                                              -----------    -----

                                                 American Funds Insurance Series

Growth Fund

Short-term securities -- 10.36%

                                                PRINCIPAL      MARKET     PERCENT
                                                  AMOUNT       VALUE       OF NET
                                                  (000)        (000)       ASSETS
                                                ---------   -----------   -------
Federal Home Loan Bank 2.955%-3.27% due
   7/8-9/9/2005                                  $260,694   $   259,877     1.38%
Freddie Mac 2.97%-3.31% due 7/13-9/20/2005        218,600       217,867     1.16
U.S. Treasury Bills 2.75% due 7/28/2005           209,000       208,580     1.11
Preferred Receivables Funding Corp.
   3.07%-3.33% due 7/12-8/25/2005(2)              107,780       107,500
                                                                             .70
Park Avenue Receivables Co., LLC 3.06% due
   7/7/2005(2)                                     25,000        24,985
General Electric Capital Corp. 3.07% due
   7/11/2005                                       50,000        49,954
                                                                             .53
General Electric Capital Services, Inc. 3.33%
   due 8/29/2005                                   50,000        49,726
Other securities                                              1,031,743     5.48
                                                            -----------   ------
TOTAL SHORT-TERM SECURITIES
   (cost: $1,950,184,000)                                     1,950,232    10.36
                                                            -----------   ------
TOTAL INVESTMENT SECURITIES
   (cost: $15,215,698,000)                                   18,887,181   100.38
Other assets less liabilities                                   (71,843)    (.38)
                                                            -----------   ------
NET ASSETS                                                  $18,815,338   100.00%
                                                            ===========   ======

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1)  Security did not produce income during the last 12 months.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $934,501,000, which represented 4.97% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

                                                 American Funds Insurance Series

International Fund
SUMMARY INVESTMENT PORTFOLIO June 30, 2005                             unaudited

Common stocks -- 85.66%

                                                                              MARKET    PERCENT
                                                                               VALUE     OF NET
                                                                  SHARES       (000)     ASSETS
                                                                ----------   --------   -------
FINANCIALS -- 17.78%
UFJ Holdings, Inc.(1, 2)                                            14,730   $ 76,624     1.56%
Societe Generale(2)                                                743,000     75,341     1.53
Unibanco-Uniao de Bancos Brasileiros SA, units (GDR)             1,802,000     69,593     1.41
Banco Santander Central Hispano, SA(2)                           4,485,946     51,839     1.05
Macquarie Bank Ltd.(2)                                           1,143,898     51,570     1.05
Royal Bank of Scotland Group PLC(2)                              1,540,191     46,316      .94
ING Groep NV(2)                                                  1,549,310     43,420      .88
ICICI Bank Ltd.(2)                                               4,400,000     42,927      .87
Shinhan Financial Group Co., Ltd.(2)                             1,513,070     38,987      .79
ABN AMRO Holding NV(2)                                           1,583,045     38,819      .79
Housing Development Finance Corp. Ltd.(3)                        1,866,000     38,258      .78
Other securities                                                              301,187     6.13
                                                                              874,881    17.78
                                                                             --------    -----

TELECOMMUNICATION SERVICES -- 13.09%
Telekom Austria AG(2)                                            6,094,899    117,457     2.39
Royal KPN NV(2)                                                  8,685,600     72,347     1.47
Telefonica, SA(2)                                                4,277,938     69,575     1.41
Tele Norte Leste Participacoes SA, preferred nominative          1,798,414     29,833
                                                                                          1.04
Tele Norte Leste Participacoes SA, preferred nominative (ADR)    1,285,000     21,395
Telenor ASA(2)                                                   5,830,100     46,098      .94
Bharti Tele-Ventures Ltd.(1, 2)                                  8,200,000     45,680      .93
Vodafone Group PLC(2)                                           15,675,100     38,023      .77
China Unicom Ltd.(2)                                            42,678,200     35,608      .72
Other securities                                                              168,139     3.42
                                                                              644,155    13.09
                                                                             --------    -----

CONSUMER DISCRETIONARY -- 9.47%
Kingfisher PLC(2)                                               10,653,645     46,746      .95
Accor SA(2)                                                        920,904     42,886      .87
Sony Corp.(2)                                                    1,100,000     37,541      .76
Other securities                                                              338,893     6.89
                                                                              466,066     9.47
                                                                             --------    -----

ENERGY -- 8.91%
"Shell" Transport and Trading Co., PLC(2)                        4,155,000     40,081
"Shell" Transport and Trading Co., PLC (ADR)                       320,000     18,579     1.54
Royal Dutch Petroleum Co.(2)                                       261,000     16,916
Canadian Natural Resources, Ltd.                                 1,600,000     57,893     1.18
Reliance Industries Ltd.(2)                                      3,628,695     53,429     1.09
Oil & Natural Gas Corp. Ltd.(2)                                  2,033,000     47,796      .97
Husky Energy Inc.                                                1,035,000     41,101      .83
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR)      759,000     39,567      .80
Norsk Hydro ASA(2)                                                 410,000     37,319      .76
Petro-Canada                                                       540,000     35,095      .71
Other securities                                                               50,537     1.03
                                                                              438,313     8.91
                                                                             --------    -----

                                                 American Funds Insurance Series

International Fund

Common stocks

                                                                             MARKET     PERCENT
                                                                              VALUE      OF NET
                                                                SHARES        (000)      ASSETS
                                                              ----------   ----------   -------
INFORMATION TECHNOLOGY -- 8.52%
Rohm Co., Ltd.(2)                                                560,600   $   53,591     1.09%
Samsung Electronics Co., Ltd.(2)                                 105,244       49,670     1.01
Taiwan Semiconductor Manufacturing Co. Ltd.(2)                24,248,040       41,675
                                                                                           .93
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)                426,599        3,891
Other securities                                                              270,127     5.49
                                                                              418,954     8.52
                                                                           ----------    -----

HEALTH CARE -- 6.01%
Novo Nordisk A/S, Class B(2)                                   1,353,200       68,299     1.39
Sanofi-Aventis(2)                                                728,500       59,370     1.21
Roche Holding AG(2)                                              394,435       49,650     1.01
Other securities                                                              118,488     2.40
                                                                              295,807     6.01
                                                                           ----------    -----

MATERIALS -- 5.59%
Nitto Denko Corp.(2)                                             949,900       54,101     1.10
Potash Corp. of Saskatchewan Inc.                                370,000       35,365      .72
Other securities                                                              185,400     3.77
                                                                              274,866     5.59
                                                                           ----------    -----

CONSUMER STAPLES -- 4.37%
Koninklijke Ahold NV(1, 2)                                     5,205,000       42,422      .86
Nestle SA(2)                                                     147,820       37,627      .76
Other securities                                                              134,868     2.75
                                                                              214,917     4.37
                                                                           ----------    -----

INDUSTRIALS -- 3.67%
ALSTOM SA(1, 2)                                               34,300,000       33,753      .69
Other securities                                                              146,697     2.98
                                                                              180,450     3.67
                                                                           ----------    -----

UTILITIES -- 3.34%
Veolia Environnement(2)                                        1,380,900       51,634     1.05
Other securities                                                              112,849     2.29
                                                                              164,483     3.34
                                                                           ----------   -------

MISCELLANEOUS -- 4.91%
Other common stocks in initial period of acquisition                          241,542     4.91
                                                                           ----------    -----
TOTAL COMMON STOCKS (cost: $3,364,979,000)                                  4,214,434    85.66
                                                                           ----------    -----

                                                 American Funds Insurance Series

International Fund

Short-term securities -- 14.24%

                                                                   PRINCIPAL     MARKET     PERCENT
                                                                     AMOUNT       VALUE      OF NET
                                                                     (000)        (000)      ASSETS
                                                                   ---------   ----------   -------
Federal Home Loan Bank 3.04%-3.22% due 7/20-9/9/2005                $109,300   $  108,847     2.21%
Mont Blanc Capital Corp. 3.10% due 7/18/2005(3)                       34,100       34,048
                                                                                              1.29
ING (U.S.) Funding LLC 3.17%-3.24% due 8/9-8/18/2005                  29,500       29,387
Freddie Mac 3.18%-3.31% due 8/30-9/20/2005                            49,100       48,808      .99
Societe Generale N.A. Inc. 3.03% due 7/7/2005                         45,000       44,975      .91
Stadshypotek Delaware Inc. 3.10%-3.20% due 7/18-8/25/2005(3)          45,000       44,847      .91
Total Capital SA 3.06%-3.16% due 7/18-8/9/2005(3)                     44,700       44,592      .91
Nestle Capital Corp. 3.01% due 7/6/2005(3)                            23,900       23,888
                                                                                               .89
Alcon Capital Corp. 3.06% due 7/11/2005(3)                            20,000       19,981
KfW International Finance Inc. 3.03%-3.05% due 7/14-7/15/2005(3)      43,800       43,747      .89
Spintab AB (Swedmortgage) 3.14%-3.18% due 8/5-8/19/2005               38,300       38,164      .78
CBA (Delaware) Finance Inc. 3.13%-3.16% due 7/11-8/15/2005            33,000       32,881      .67
Amsterdam Funding Corp. 3.14% due 7/27/2005(3)                        28,800       28,732      .58
Shell Finance (U.K.) PLC 3.05% due 7/14/2005                           5,300        5,294      .11
Other securities                                                                  152,558     3.10
                                                                               ----------   ------
TOTAL SHORT-TERM SECURITIES (cost: $700,735,000)                                  700,749    14.24
                                                                               ----------   ------
TOTAL INVESTMENT SECURITIES (cost: $4,065,714,000)                              4,915,183    99.90
Other assets less liabilities                                                       4,679      .10
                                                                               ----------   ------
NET ASSETS                                                                     $4,919,862   100.00%
                                                                               ==========   ======

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1)  Security did not produce income during the last 12 months.

(2) Valued under fair value procedures adopted by authority of the Board of Trustees. At June 30, 2005, 145 of the fund's securities, including those in "Other securities" and "Miscellaneous" in the summary investment portfolio (with aggregate value of $3,477,126,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.

(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $393,050,000, which represented 7.99% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

See Notes to Financial Statements

                                                 American Funds Insurance Series

Blue Chip Income and Growth Fund
SUMMARY INVESTMENT PORTFOLIO June 30, 2005                             unaudited

Common stocks -- 93.12%

                                                                             MARKET    PERCENT
                                                                              VALUE     OF NET
                                                                  SHARES      (000)     ASSETS
                                                                ---------   --------   -------
FINANCIALS -- 20.27%
Fannie Mae                                                      2,130,000   $124,392     4.50%
American International Group, Inc.                              1,385,000     80,469     2.91
J.P. Morgan Chase & Co.                                         2,050,000     72,406     2.62
Capital One Financial Corp.                                       700,000     56,007     2.02
MBNA Corp.                                                      1,750,000     45,780     1.66
Citigroup Inc.                                                    650,000     30,050     1.09
Bank of America Corp.                                             600,000     27,366      .99
SLM Corp.                                                         420,000     21,336      .77
State Street Corp.                                                400,000     19,300      .70
AFLAC Inc.                                                        435,000     18,827      .68
Other securities                                                              64,434     2.33
                                                                             560,367    20.27
                                                                            --------    -----

CONSUMER DISCRETIONARY -- 14.63%
General Motors Corp.                                            2,350,000     79,900     2.89
Target Corp.                                                    1,320,000     71,821     2.60
Lowe's Companies, Inc.                                          1,170,000     68,118     2.46
Mattel, Inc.                                                    2,200,000     40,260     1.46
Best Buy Co., Inc.                                                480,000     32,904     1.19
Toyota Motor Corp. (ADR)                                          380,000     27,166      .98
Harley-Davidson Motor Co.                                         400,000     19,840      .72
Other securities                                                              64,418     2.33
                                                                             404,427    14.63
                                                                            --------    -----

HEALTH CARE -- 12.44%
Cardinal Health, Inc.                                           1,550,000     89,249     3.23
Aetna Inc.                                                        550,000     45,551     1.65
HCA Inc.                                                          800,000     45,336     1.64
Bristol-Myers Squibb Co.                                        1,300,000     32,474     1.17
AstraZeneca PLC (ADR) (United Kingdom)                            740,000     30,532     1.10
Eli Lilly and Co.                                                 525,000     29,248     1.06
Medtronic, Inc.                                                   400,000     20,716      .75
Other securities                                                              50,766     1.84
                                                                             343,872    12.44
                                                                            --------    -----

INFORMATION TECHNOLOGY -- 11.71%
Hewlett-Packard Co.                                             5,100,000    119,901     4.34
International Business Machines Corp.                             650,000     48,230     1.74
Texas Instruments Inc.                                          1,600,000     44,912     1.62
Microsoft Corp.                                                 1,310,000     32,540     1.18
Cisco Systems, Inc.(1)                                          1,200,000     22,932      .83
Other securities                                                              55,059     2.00
                                                                             323,574    11.71
                                                                            --------    -----

                                                 American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks

                                                                            MARKET     PERCENT
                                                                             VALUE      OF NET
                                                                SHARES       (000)      ASSETS
                                                              ---------   ----------   -------
INDUSTRIALS -- 9.89%
Tyco International Ltd.                                       1,980,000   $   57,816     2.09%
United Parcel Service, Inc., Class B                            710,000       49,104     1.77
General Electric Co.                                          1,260,000       43,659     1.58
United Technologies Corp.                                       760,000       39,026     1.41
Norfolk Southern Corp.                                          592,800       18,353      .66
Emerson Electric Co.                                            250,000       15,657      .57
Other securities                                                              50,042     1.81
                                                                             273,657     9.89
                                                                          ----------    -----

ENERGY -- 8.68%
ChevronTexaco Corp.                                           1,025,000       57,318     2.07
Marathon Oil Corp.                                            1,050,000       56,039     2.03
Exxon Mobil Corp.                                               590,000       33,907     1.23
Royal Dutch Petroleum Co. (New York registered)                 500,000       32,450     1.17
Schlumberger Ltd.                                               395,000       29,996     1.09
Other securities                                                              30,257     1.09
                                                                             239,967     8.68
                                                                          ----------    -----

CONSUMER STAPLES -- 4.66%
Unilever NV (New York registered)                               750,000       48,623     1.76
Walgreen Co.                                                    480,000       22,075      .80
Other securities                                                              58,198     2.10
                                                                             128,896     4.66
                                                                          ----------    -----

TELECOMMUNICATION SERVICES -- 4.44%
BellSouth Corp.                                               2,350,000       62,440     2.26
SBC Communications Inc.                                         875,000       20,781      .75
Verizon Communications Inc.                                     600,000       20,730      .75
Sprint Corp.                                                    750,000       18,817      .68
                                                                             122,768     4.44
                                                                          ----------    -----

MATERIALS -- 3.61%
Alcoa Inc.                                                    1,225,000       32,009     1.16
BHP Billiton Ltd. (ADR)                                         725,000       19,793      .72
Other securities                                                              47,940     1.73
                                                                              99,742     3.61
                                                                          ----------    -----

OTHER -- 1.11%
Other securities                                                              30,680     1.11
                                                                          ----------    -----

MISCELLANEOUS -- 1.68%
Other common stocks in initial period of acquisition                          46,335     1.68
                                                                          ----------    -----
TOTAL COMMON STOCKS (cost: $2,240,781,000)                                 2,574,285    93.12
                                                                          ----------    -----

                                                 American Funds Insurance Series

Blue Chip Income and Growth Fund

Short-term securities -- 6.77%

                                                              PRINCIPAL     MARKET     PERCENT
                                                                AMOUNT       VALUE      OF NET
                                                                (000)        (000)      ASSETS
                                                              ---------   ----------   -------
Three Pillars Funding, LLC 3.27%-3.40% due 7/1-7/26/2005(2)    $26,800    $   26,767      .96%
Procter & Gamble Co. 3.12%-3.21% due 7/15-7/29/2005(2)          22,400        22,353      .81
Emerson Electric Co. 3.00%-3.18% due 7/7-7/19/2005(2)           16,200        16,190      .59
Ciesco LLC 3.18% due 7/25/2005(2)                               10,000         9,978      .36
Other securities                                                             111,929     4.05
                                                                          ----------   ------
TOTAL SHORT-TERM SECURITIES (cost: $187,216,000)                             187,217     6.77
                                                                          ----------   ------
TOTAL INVESTMENT SECURITIES (cost: $2,427,997,000)                         2,761,502    99.89
Other assets less liabilities                                                  3,054      .11
                                                                          ----------   ------
NET ASSETS                                                                $2,764,556   100.00%
                                                                          ==========   ======

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1)  Security did not produce income during the last 12 months.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $168,753,000, which represented 6.10% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

                                                 American Funds Insurance Series

Growth-Income Fund
SUMMARY INVESTMENT PORTFOLIO June 30, 2005                             unaudited

Common stocks -- 84.91%

                                                                     MARKET     PERCENT
                                                                      VALUE      OF NET
                                                        SHARES        (000)      ASSETS
                                                      ----------   ----------   -------
INFORMATION TECHNOLOGY -- 14.50%
Hewlett-Packard Co.                                   14,900,000   $  350,299     1.79%
Microsoft Corp.                                       11,355,000      282,058     1.44
Cisco Systems, Inc.(1)                                13,800,000      263,718     1.34
International Business Machines Corp.                  3,260,000      241,892     1.23
Flextronics International Ltd.(1)                     13,250,000      175,033      .89
Texas Instruments Inc.                                 5,550,000      155,788      .79
First Data Corp.                                       3,200,000      128,448      .66
Intel Corp.                                            4,800,000      125,088      .64
Other securities                                                    1,121,542     5.72
                                                                    2,843,866    14.50
                                                                   ----------    -----

FINANCIALS -- 13.85%
American International Group, Inc.                     6,000,000      348,600     1.78
Fannie Mae                                             5,722,200      334,176     1.70
Citigroup Inc.                                         5,350,000      247,330     1.26
Bank of New York Co., Inc.                             5,675,000      163,326      .83
Capital One Financial Corp.                            1,900,000      152,019      .78
Bank of America Corp.                                  3,230,000      147,320      .75
J.P. Morgan Chase & Co.                                4,147,900      146,504      .75
Wells Fargo & Co.                                      2,190,000      134,860      .69
Freddie Mac                                            1,365,000       89,039      .45
Other securities                                                      953,403     4.86
                                                                    2,716,577    13.85
                                                                   ----------    -----

CONSUMER DISCRETIONARY -- 12.11%
Lowe's Companies, Inc.                                 5,580,000      324,868     1.66
Target Corp.                                           5,050,000      274,770     1.40
Best Buy Co., Inc.                                     3,250,000      222,787     1.14
Time Warner Inc.(1)                                    7,600,000      126,996      .64
Other securities                                                    1,425,163     7.27
                                                                    2,374,584    12.11
                                                                   ----------    -----

HEALTH CARE -- 10.91%
Eli Lilly and Co.                                      3,635,000      202,506     1.03
WellPoint, Inc.(1)                                     2,600,000      181,064      .92
Medtronic, Inc.                                        3,050,000      157,960      .81
Abbott Laboratories                                    2,950,000      144,580      .74
Bristol-Myers Squibb Co.                               5,110,000      127,648      .65
AmerisourceBergen Corp.                                1,794,400      124,083      .63
Other securities                                                    1,201,595     6.13
                                                                    2,139,436    10.91
                                                                   ----------    -----

                                                 American Funds Insurance Series

Growth-Income Fund

Common stocks

                                                                     MARKET     PERCENT
                                                                      VALUE      OF NET
                                                         SHARES      (000)       ASSETS
                                                       ---------   ----------   -------
INDUSTRIALS -- 10.23%
General Electric Co.                                   8,100,000   $  280,665     1.43%
Tyco International Ltd.                                8,430,300      246,165     1.26
United Technologies Corp.                              3,600,000      184,860      .94
Lockheed Martin Corp.                                  2,100,000      136,227      .70
Norfolk Southern Corp.                                 4,126,500      127,756      .65
United Parcel Service, Inc., Class B                   1,821,300      125,961      .64
Avery Dennison Corp.                                   2,300,000      121,808      .62
Other securities                                                      782,273     3.99
                                                                    2,005,715    10.23
                                                                   ----------    -----

ENERGY -- 7.74%
Royal Dutch Petroleum Co. (New York registered)        3,050,000      197,945
"Shell" Transport and Trading Co., PLC (ADR)             568,900       33,030     1.20
"Shell" Transport and Trading Co., PLC                   486,600        4,731
Petro-Canada                                           2,860,000      185,873      .95
Devon Energy Corp.                                     3,640,000      184,475      .94
Marathon Oil Corp.                                     3,335,000      177,989      .91
ChevronTexaco Corp.                                    2,413,200      134,946      .69
Other securities                                                      599,285     3.05
                                                                    1,518,274     7.74
                                                                   ----------    -----

CONSUMER STAPLES -- 5.71%
Altria Group, Inc.                                     2,825,000      182,665      .93
Coca-Cola Co.                                          3,490,000      145,708      .74
Walgreen Co.                                           2,800,000      128,772      .66
Wal-Mart Stores, Inc.                                  2,150,000      103,630      .53
Other securities                                                      559,092     2.85
                                                                    1,119,867     5.71
                                                                   ----------    -----

MATERIALS -- 3.32%
Other securities                                                      651,533     3.32
                                                                   ----------    -----

TELECOMMUNICATION SERVICES -- 1.71%
BellSouth Corp.                                        5,650,000      150,121      .77
Other securities                                                      184,245      .94
                                                                      334,366     1.71
                                                                   ----------    -----

UTILITIES -- 1.35%
Other securities                                                      265,150     1.35
                                                                   ----------    -----

MISCELLANEOUS -- 3.48%
Other common stocks in initial period of acquisition                  682,370     3.48
                                                                   ----------    -----
TOTAL COMMON STOCKS (cost: $14,090,480,000)                        16,651,738    84.91
                                                                   ----------    -----

                                                 American Funds Insurance Series

Growth-Income Fund

Convertible securities -- 0.71%

                                                                     MARKET    PERCENT
                                                                      VALUE     OF NET
                                                                      (000)     ASSETS
                                                                    --------   -------
TOTAL CONVERTIBLE SECURITIES (cost: $144,116,000)                   $139,027     .71%
                                                                    --------     ---
Bonds & notes -- 0.31%

TOTAL BONDS & NOTES (cost: $57,233,000)                               60,570     .31
                                                                    --------     ---

Short-term securities -- 14.36%

                                                                        PRINCIPAL
                                                                         AMOUNT
                                                                          (000)
                                                                       ----------
Federal Home Loan Bank 2.955%-3.25% due 7/8-9/14/2005                   $358,876        357,589     1.82
Freddie Mac 2.93%-3.31% due 7/1-9/20/2005                                343,200        342,297     1.75
U.S. Treasury Bills 2.75% due 7/28/2005                                  189,500        189,119      .96
Hewlett-Packard Co. 3.11%-3.16% due 7/25-7/29/2005(2)                    151,400        151,056      .77
Variable Funding Capital Corp. 3.07%-3.12% due 7/15-8/1/2005(2)          150,000        149,714      .76
CAFCO, LLC 3.04%-3.32% due 7/21-9/12/2005(2)                             141,100        140,556      .72
Preferred Receivables Funding Corp. 3.07%-3.26% due 7/12-8/9/2005(2)      86,317         86,060
                                                                                                     .69
Park Avenue Receivables Co., LLC 3.06%-3.20% due 7/7-8/12/2005(2)         50,000         49,889
Wal-Mart Stores Inc. 3.05%-3.31% due 7/12-9/7/2005(2)                    125,100        124,643      .64
General Electric Capital Corp. 3.07% due 7/11/2005                        50,000         49,954
General Electric Capital Services, Inc. 3.11% due 7/27/2005               50,000         49,891      .61
Edison Asset Securitization LLC 3.15% due 8/11/2005(2)                    20,700         20,626
Coca-Cola Co. 3.00%-3.21% due 7/5-8/18/2005                              109,600        109,238      .56
Bank of America Corp. 3.10%-3.13% due 7/26-8/15/2005                      72,300         72,045      .37
IBM Corp. 3.01% due 7/14/2005                                             37,500         37,456      .19
Other securities                                                                        886,435     4.52
                                                                                    -----------   ------
TOTAL SHORT-TERM SECURITIES (cost: $2,816,550,000)                                    2,816,568    14.36
                                                                                    -----------   ------
TOTAL INVESTMENT SECURITIES (cost: $17,108,379,000)                                  19,667,903   100.29
Other assets less liabilities                                                           (57,059)    (.29)
                                                                                    -----------   ------
NET ASSETS                                                                          $19,610,844   100.00%
                                                                                    ===========   ======

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

(1)  Security did not produce income during the last 12 months.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,401,817,000, which represented 7.15% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

                                                 American Funds Insurance Series

Financial statements

Statements of assets & liabilities at June 30, 2005

                                                                                                 Global
                                                                      Global      Global          Small
                                                                    Discovery     Growth     Capitalization      Growth
                                                                       Fund        Fund           Fund            Fund
                                                                    ---------   ----------   --------------   -----------
ASSETS:
Investment securities at market                                      $80,926    $2,250,694     $1,657,783     $18,887,181
Cash denominated in non-U.S. currencies                                   18         1,795            998           3,899
Cash                                                                     126           124            252             463
Receivables for:
   Sales of investments                                                   23            --          4,577          62,100
   Sales of fund's shares                                                239         2,315          1,388           7,775
   Open forward currency contracts                                        --            --             --              --
   Closed forward currency contracts                                      --            --             --              --
   Dividends and interest                                                 57         5,403          1,033          24,309
Other assets                                                              --            --            131              --
                                                                     -------    ----------     ----------     -----------
                                                                      81,389     2,260,331      1,666,162      18,985,727
                                                                     -------    ----------     ----------     -----------

LIABILITIES:
Payables for:
   Purchases of investments                                               19        10,292         13,829         153,888
   Repurchases of fund's shares                                           --*          118            112           7,380
   Open forward currency contracts                                        --            --             --              --
   Investment advisory services                                           35           967            894           4,623
   Distribution services                                                  12           419            292           3,080
   Deferred Trustees' compensation                                        --*           28             14             486
   Other fees and expenses                                                 5           635          1,904             932
                                                                     -------    ----------     ----------     -----------
                                                                          71        12,459         17,045         170,389
                                                                     -------    ----------     ----------     -----------
NET ASSETS AT JUNE 30, 2005 (total: $59,857,428)                     $81,318    $2,247,872     $1,649,117     $18,815,338
                                                                     =======    ==========     ==========     ===========
Investment securities at cost                                        $74,355    $1,943,726     $1,361,958     $15,215,698
                                                                     =======    ==========     ==========     ===========
Cash denominated in non-U.S. currencies at cost                      $    16    $    1,746     $      967     $     3,658
                                                                     =======    ==========     ==========     ===========

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                     $74,220    $2,053,935     $1,350,959     $15,493,723
Undistributed (accumulated) net investment income (loss)                 238        18,725        (15,827)         59,490
Undistributed (accumulated) net realized gain (loss)                     291      (131,222)        19,942        (408,758)
Net unrealized appreciation                                            6,569       306,434        294,043       3,670,883
                                                                     -------    ----------     ----------     -----------
NET ASSETS AT JUNE 30, 2005                                          $81,318    $2,247,872     $1,649,117     $18,815,338
                                                                     =======    ==========     ==========     ===========
Shares of beneficial interest issued and outstanding -- unlimited shares authorized:
Class 1:
   Net assets (total: $11,234,429)                                   $20,198    $  190,314     $  199,479     $ 3,564,406
   Shares outstanding                                                  1,909        11,117         11,152          67,187
   Net asset value per share                                         $ 10.58    $    17.12     $    17.89     $     53.05
Class 2:
   Net assets (total: $47,368,651)                                   $61,120    $2,057,558     $1,449,638     $14,766,574
   Shares outstanding                                                  5,800       120,701         81,598         280,224
   Net asset value per share                                         $ 10.54    $    17.05     $    17.77     $     52.70
Class 3:
   Net assets (total: $1,254,348)                                         --            --             --     $   484,358
   Shares outstanding                                                     --            --             --           9,138
   Net asset value per share                                              --            --             --     $     53.01

*    Amount less than one thousand.

See Notes to Financial Statements

                                                 American Funds Insurance Series
                                                                       unaudited

                                                         (dollars and shares in thousands, except per-share amounts)

                                                                                                U.S.
                            Blue Chip                                             High-     Government/
                   New     Income and     Growth-        Asset                    Income     AAA-Rated       Cash
International     World      Growth        Income     Allocation      Bond         Bond      Securities   Management
     Fund         Fund        Fund          Fund         Fund         Fund         Fund         Fund         Fund
-------------   --------   ----------   -----------   ----------   ----------   ---------   -----------   ----------
  $4,915,183    $540,969   $2,761,502   $19,667,903   $5,343,098   $2,127,126   $ 859,315     $624,953     $244,623
       2,916         458           --         4,506           --           --          --           --           --
       1,595         793          112         1,806        2,188        1,318       3,175           67          163

      31,218         956           --            --       68,705          306       6,694           73           --
       7,812         579        1,629        17,898        4,683        2,848         543           68           29
          --          --           --            --          365            8         172           --           --
          --          --           --            --           --           --         177           --           --
      10,278       2,853        2,861        28,137       21,117       30,093      15,620        5,656           --
          --          --           --            --           --           65          85           --           --
  ----------    --------   ----------   -----------   ----------   ----------   ---------     --------     --------
   4,969,002     546,608    2,766,104    19,720,250    5,440,156    2,161,764     885,781      630,817      244,815
  ----------    --------   ----------   -----------   ----------   ----------   ---------     --------     --------

      40,502         864           --        98,283      111,863        8,289       9,340        2,650           --
       1,587          30          110         3,123          924          144         427          789        1,024
          --          --           --            --           --           --           2           --           --
       1,873         334          886         4,032        1,328          674         313          211           57
         701          96          536         3,179          903          397         107           70           33
         224           4           11           568          128           23          57           47           23
       4,253         231            5           221           18           15           3            1            1
  ----------    --------   ----------   -----------   ----------   ----------   ---------     --------     --------
      49,140       1,559        1,548       109,406      115,164        9,542      10,249        3,768        1,138
  ----------    --------   ----------   -----------   ----------   ----------   ---------     --------     --------
  $4,919,862    $545,049   $2,764,556   $19,610,844   $5,324,992   $2,152,222   $ 875,532     $627,049     $243,677
  ==========    ========   ==========   ===========   ==========   ==========   =========     ========     ========
  $4,065,714    $433,222   $2,427,997   $17,108,379   $4,845,552   $2,086,376   $ 842,295     $611,394     $244,622
  ==========    ========   ==========   ===========   ==========   ==========   =========     ========     ========
  $    2,777    $    454           --   $     4,151           --           --          --           --           --
  ==========    ========   ==========   ===========   ==========   ==========   =========     ========     ========

  $4,148,096    $444,749   $2,385,193   $16,722,959   $4,717,457   $2,055,325   $ 963,561     $607,147     $241,105
      31,873         897       18,455       138,077       59,336       49,599      25,421       11,205        2,574
    (105,473)     (8,142)      27,403       189,992       50,291        6,576    (130,612)      (4,862)          (3)
     845,366     107,545      333,505     2,559,816      497,908       40,722      17,162       13,559            1
  ----------    --------   ----------   -----------   ----------   ----------   ---------     --------     --------
  $4,919,862    $545,049   $2,764,556   $19,610,844   $5,324,992   $2,152,222   $ 875,532     $627,049     $243,677
  ==========    ========   ==========   ===========   ==========   ==========   =========     ========     ========

  $1,420,217    $ 69,896   $  131,093   $ 3,897,980   $  868,591   $  190,178   $ 332,674     $269,649     $ 79,754
      88,774       4,863       12,825       106,762       55,259       16,887      27,359       22,658        7,175
  $    16.00    $  14.37   $    10.22   $     36.51   $    15.72   $    11.26   $   12.16     $  11.90     $  11.12

  $3,392,219    $475,153   $2,633,463   $15,225,109   $4,381,079   $1,962,044   $ 502,081     $316,936     $145,677
     212,598      33,227      259,158       419,335      280,402      175,502      41,543       26,771       13,140
  $    15.96    $  14.30   $    10.16   $     36.31   $    15.62   $    11.18   $   12.09     $  11.84     $  11.09

  $  107,426          --           --   $   487,755   $   75,322           --   $  40,777     $ 40,464     $ 18,246
       6,721          --           --        13,370        4,796           --       3,356        3,403        1,642
  $    15.98          --           --   $     36.48   $    15.70           --   $   12.15     $  11.89     $  11.11

                                                 American Funds Insurance Series

Statements of operations for the six months ended June 30, 2005

                                                                                                 Global
                                                                        Global     Global        Small
                                                                      Discovery    Growth    Capitalization    Growth
                                                                         Fund       Fund          Fund          Fund
                                                                      ---------   --------   --------------   --------
INVESTMENT INCOME:
Income (net of non-U.S. withholding tax):
   Dividends                                                           $   468    $ 23,419      $  9,375      $ 82,958
   Interest                                                                217       4,464         2,061        22,097
                                                                       -------    --------      --------      --------
                                                                           685      27,883        11,436       105,055
                                                                       -------    --------      --------      --------
Fees and expenses:
   Investment advisory services                                            216       6,182         5,669        28,458
   Distribution services -- Class 2                                         68       2,374         1,645        16,061
   Distribution services -- Class 3                                         --          --            --           437
   Transfer agent services                                                  --*          1             1             8
   Reports to shareholders                                                   1          34            25           277
   Registration statement and prospectus                                     2          60            42           477
   Postage, stationery and supplies                                         --*         10             7            81
   Trustees' compensation                                                   --*          9             7            79
   Auditing and legal                                                       --*          2             1            16
   Custodian                                                                 7         305           272           507
   State and local taxes                                                     1          22            16           175
   Other                                                                     1          11            21            46
                                                                       -------    --------      --------      --------
   Total expenses before waiver                                            296       9,010         7,706        46,622
      Waiver of expenses                                                    16         468           430         2,160
                                                                       -------    --------      --------      --------
   Total expenses after waiver                                             280       8,542         7,276        44,462
                                                                       -------    --------      --------      --------
Net investment income                                                      405      19,341         4,160        60,593
                                                                       -------    --------      --------      --------
NET REALIZED GAIN (LOSS) AND UNREALIZED APPRECIATION (DEPRECIATION)
   ON INVESTMENTS AND NON-U.S. CURRENCY:
Net realized gain (loss) on:
   Investments                                                             317       9,727        87,675        83,845
   Non-U.S. currency transactions                                          (11)     11,539          (653)         (161)
                                                                       -------    --------      --------      --------
                                                                           306      21,266        87,022        83,684
                                                                       -------    --------      --------      --------
Net unrealized appreciation (depreciation) on:
   Investments                                                          (1,941)    (46,299)      (11,698)      492,199
   Non-U.S. currency translations                                           (1)       (119)           14          (300)
                                                                       -------    --------      --------      --------
                                                                        (1,942)    (46,418)      (11,684)      491,899
                                                                       -------    --------      --------      --------
Net realized gain (loss) and unrealized appreciation (depreciation)
   on investments and non-U.S. currency                                 (1,636)    (25,152)       75,338       575,583
                                                                       -------    --------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $(1,231)   $ (5,811)     $ 79,498      $636,176
                                                                       =======    ========      ========      ========

*    Amount less than one thousand.

See Notes to Financial Statements

                                                 American Funds Insurance Series
                                                                       unaudited

                                                                                        (dollars in thousands)

                                                                                          U.S.
                           Blue Chip                                         High-    Government/
                  New     Income and    Growth-       Asset                 Income     AAA-Rated       Cash
International    World      Growth       Income    Allocation     Bond       Bond      Securities   Management
    Fund          Fund       Fund         Fund        Fund        Fund       Fund         Fund         Fund
-------------   -------   ----------   ---------   ----------   --------   --------   -----------   ----------

  $  62,067     $ 5,741    $ 25,019    $ 143,452    $ 35,874    $    476   $    706     $    --       $   --
      9,225       2,960       2,587       38,829      38,946      56,642     28,698      13,114        3,181
  ---------     -------    --------    ---------    --------    --------   --------     -------       ------
     71,292       8,701      27,606      182,281      74,820      57,118     29,404      13,114        3,181
  ---------     -------    --------    ---------    --------    --------   --------     -------       ------

     11,983       2,047       5,631       25,683       8,524       4,348      2,067       1,396          374
      3,797         521       3,040       17,182       5,020       2,285        580         368          167
         99          --          --          450          69          --         38          37           18
          2          --*          1            8           2           1          1          --*          --*
         76           8          42          302          83          34         14          10            4
        129          13          72          522         141          58         25          18            6
         22           2          12           88          24          10          4           3            1
         24           2          11           87          23           9          5           4            2
          4           1           3           18           5           2          1           1           --*
      1,020         175          13          298          76          16          9           4            1
         49           5          27          191          52          21          9           6            2
         24           9           6           44          12           5          2           1            1
  ---------     -------    --------    ---------    --------    --------   --------     -------       ------
     17,229       2,783       8,858       44,873      14,031       6,789      2,755       1,848          576
        907         156         426        1,941         645         329        155         105           29
  ---------     -------    --------    ---------    --------    --------   --------     -------       ------
     16,322       2,627       8,432       42,932      13,386       6,460      2,600       1,743          547
  ---------     -------    --------    ---------    --------    --------   --------     -------       ------
     54,970       6,074      19,174      139,349      61,434      50,658     26,804      11,371        2,634
  ---------     -------    --------    ---------    --------    --------   --------     -------       ------

    146,854       9,679      34,343      200,845      97,614       9,251     13,875       3,197           --*
     (3,136)        (40)         --         (386)      1,856         354        520          --           --
  ---------     -------    --------    ---------    --------    --------   --------     -------       ------
    143,718       9,639      34,343      200,459      99,470       9,605     14,395       3,197           --
  ---------     -------    --------    ---------    --------    --------   --------     -------       ------

   (134,222)      5,315     (32,223)    (340,690)    (64,701)    (34,238)   (38,434)        971           (1)
       (353)        (10)         --          (48)        757         (41)        72          --           --
  ---------     -------    --------    ---------    --------    --------   --------     -------       ------
   (134,575)      5,305     (32,223)    (340,738)    (63,944)    (34,279)   (38,362)        971           (1)
  ---------     -------    --------    ---------    --------    --------   --------     -------       ------

      9,143      14,944       2,120     (140,279)     35,526     (24,674)   (23,967)      4,168           (1)
  ---------     -------    --------    ---------    --------    --------   --------     -------       ------
  $  64,113     $21,018    $ 21,294    $    (930)   $ 96,960    $ 25,984   $  2,837     $15,539       $2,633
  =========     =======    ========    =========    ========    ========   ========     =======       ======

                                                 American Funds Insurance Series

Statements of changes in net assets

                                                                      Global Discovery Fund      Global Growth Fund
                                                                    ------------------------  ------------------------
                                                                    Six months                Six months
                                                                       ended     Year ended      ended     Year ended
                                                                     June 30,   December 31,   June 30,   December 31,
                                                                      2005(1)       2004        2005(1)       2004
                                                                    ----------  ------------  ----------  ------------
OPERATIONS:
Net investment income (loss)                                         $   405      $   367     $   19,341   $   14,870
Net realized gain (loss) on investments and non-U.S. currency
   transactions                                                          306        1,691         21,266       65,945
Net unrealized appreciation (depreciation) on investments and
   non-U.S. currency translations                                     (1,942)       3,917        (46,418)     140,092
                                                                     -------      -------     ----------   ----------
   Net increase (decrease) in net assets resulting from operations    (1,231)       5,975         (5,811)     220,907
                                                                     -------      -------     ----------   ----------
DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
Dividends from net investment income:
      Class 1                                                             (6)        (169)        (1,641)      (1,100)
      Class 2                                                            (17)        (325)       (14,177)      (6,020)
      Class 3                                                             --           --             --           --
                                                                     -------      -------     ----------   ----------
         Total dividends from net investment income                      (23)        (494)       (15,818)      (7,120)
                                                                     -------      -------     ----------   ----------
Distributions from net realized gain on investments:
   Long-term net realized gains:
      Class 1                                                            (20)        (213)            --           --
      Class 2                                                            (58)        (534)            --           --
      Class 3                                                             --           --             --           --
                                                                     -------      -------     ----------   ----------
         Total distributions from net realized gain on investments       (78)        (747)            --           --
                                                                     -------      -------     ----------   ----------
   Total dividends and distributions paid to shareholders               (101)      (1,241)       (15,818)      (7,120)
                                                                     -------      -------     ----------   ----------
CAPITAL SHARE TRANSACTIONS:
   Class 1:
      Proceeds from shares sold                                        1,772        2,890          1,463        9,526
      Proceeds from reinvestment of dividends and distributions           26          382          1,641        1,100
      Cost of shares repurchased                                      (1,374)      (1,939)       (12,400)     (20,383)
                                                                     -------      -------     ----------   ----------
         Net increase (decrease) from Class 1 transactions               424        1,333         (9,296)      (9,757)
                                                                     -------      -------     ----------   ----------
   Class 2:
      Proceeds from shares sold                                       12,784       26,637        278,123      550,954
      Proceeds from reinvestment of dividends and distributions           75          859         14,177        6,020
      Cost of shares repurchased                                      (1,871)      (3,046)       (11,497)     (32,810)
                                                                     -------      -------     ----------   ----------
         Net increase from Class 2 transactions                       10,988       24,450        280,803      524,164
                                                                     -------      -------     ----------   ----------
   Class 3:
      Proceeds from shares issued in connection with substitution
         of Anchor Pathway Fund                                           --           --             --           --
      Proceeds from shares sold                                           --           --             --           --
      Proceeds from reinvestment of dividends and distributions           --           --             --           --
      Cost of shares repurchased                                          --           --             --           --
                                                                     -------      -------     ----------   ----------
         Net increase (decrease) from Class 3 transactions                --           --             --           --
                                                                     -------      -------     ----------   ----------
   Net increase (decrease) in net assets resulting from capital
      share transactions                                              11,412       25,783        271,507      514,407
                                                                     -------      -------     ----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               10,080       30,517        249,878      728,194
NET ASSETS:
Beginning of period                                                   71,238       40,721      1,997,994    1,269,800
                                                                     -------      -------     ----------   ----------
End of period                                                        $81,318      $71,238     $2,247,872   $1,997,994
                                                                     =======      =======     ==========   ==========
Undistributed (accumulated) net investment income (loss)             $   238      $  (144)    $   18,725   $   15,202
                                                                     =======      =======     ==========   ==========
SHARES OF BENEFICIAL INTEREST:
   Class 1:
      Shares sold                                                        169          282             85          598
      Shares issued on reinvestment of dividends and distributions         2           36             95           71
      Shares repurchased                                                (130)        (193)          (726)      (1,301)
                                                                     -------      -------     ----------   ----------
         Net increase (decrease) in shares outstanding                    41          125           (546)        (632)
                                                                     =======      =======     ==========   ==========
   Class 2:
      Shares sold                                                      1,222        2,612         16,343       34,955
      Shares issued on reinvestment of dividends and distributions         7           82            824          388
      Shares repurchased                                                (178)        (303)          (680)      (2,075)
                                                                     -------      -------     ----------   ----------
         Net increase in shares outstanding                            1,051        2,391         16,487       33,268
                                                                     =======      =======     ==========   ==========
   Class 3:
      Shares issued in connection with substitution of Anchor
         Pathway Fund                                                     --           --             --           --
      Shares sold                                                         --           --             --           --
      Shares issued on reinvestment of dividends and distributions        --           --             --           --
      Shares repurchased                                                  --           --             --           --
                                                                     -------      -------     ----------   ----------
         Net increase (decrease) in shares outstanding                    --           --             --           --
                                                                     =======      =======     ==========   ==========

(1)  Unaudited.

(2)  Class 3 shares were issued January 16, 2004.

See Notes to Financial Statements

                                                 American Funds Insurance Series

                                                                                                (dollars and shares in thousands)

      Global Small                                                                                           Blue Chip Income
   Capitalization Fund           Growth Fund            International Fund          New World Fund            and Growth Fund
------------------------  -------------------------  ------------------------  ------------------------  ------------------------
Six months                 Six months                Six months                Six months                Six months
   ended     Year ended      ended      Year ended      ended     Year ended      ended     Year ended     ended      Year ended
 June 30,   December 31,    June 30,   December 31,   June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
  2005(1)       2004        2005(1)       2004(2)      2005(1)      2004(2)      2005(1)       2004        2005(1)       2004
----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------

$    4,160   $     (383)  $    60,593  $    74,228   $   54,970   $   47,904    $  6,074     $  5,339    $   19,174   $   27,507

    87,022       89,240        83,684      506,670      143,718      163,417       9,639        9,841        34,343       19,054

   (11,684)     128,397       491,899    1,117,457     (134,575)     447,785       5,305       47,476       (32,223)     155,177
----------   ----------   -----------  -----------   ----------   ----------    --------     --------    ----------   ----------
    79,498      217,254       636,176    1,698,355       64,113      659,106      21,018       62,656        21,294      201,738
----------   ----------   -----------  -----------   ----------   ----------    --------     --------    ----------   ----------


    (2,301)          --       (10,107)     (13,057)      (3,644)     (20,443)       (975)      (1,080)       (1,538)        (977)
   (14,454)          --       (36,967)     (18,656)      (7,563)     (31,065)     (5,908)      (5,498)      (26,306)     (12,827)
        --           --        (1,222)      (1,084)        (243)      (1,422)         --           --            --           --
----------   ----------   -----------  -----------   ----------   ----------    --------     --------    ----------   ----------
   (16,755)          --       (48,296)     (32,797)     (11,450)     (52,930)     (6,883)      (6,578)      (27,844)     (13,804)
----------   ----------   -----------  -----------   ----------   ----------    --------     --------    ----------   ----------


        --           --            --           --           --           --          --           --            --           --
        --           --            --           --           --           --          --           --            --           --
        --           --            --           --           --           --          --           --            --           --
----------   ----------   -----------  -----------   ----------   ----------    --------     --------    ----------   ----------
        --           --            --           --           --           --          --           --            --           --
----------   ----------   -----------  -----------   ----------   ----------    --------     --------    ----------   ----------
   (16,755)          --       (48,296)     (32,797)     (11,450)     (52,930)     (6,883)      (6,578)      (27,844)     (13,804)
----------   ----------   -----------  -----------   ----------   ----------    --------     --------    ----------   ----------


     7,403       21,865         1,791        9,561        2,162        5,537       9,003       12,444         7,262       24,460
     2,301           --        10,107       13,057        3,644       20,443         975        1,080         1,538          977
   (11,915)     (24,748)     (300,062)    (583,736)     (96,278)    (197,236)     (4,419)      (6,406)       (6,436)     (13,392)
----------   ----------   -----------  -----------   ----------   ----------    --------     --------    ----------   ----------
    (2,211)      (2,883)     (288,164)    (561,118)     (90,472)    (171,256)      5,559        7,118         2,364       12,045
----------   ----------   -----------  -----------   ----------   ----------    --------     --------    ----------   ----------

   203,150      387,529     2,275,610    3,801,954      612,544    1,150,647      91,248      114,408       283,029      789,557
    14,454           --        36,967       18,656        7,563       31,065       5,908        5,498        26,306       12,827
   (20,217)     (38,590)      (65,133)     (75,764)     (15,986)    (170,505)     (7,667)     (18,482)      (18,287)    (121,644)
----------   ----------   -----------  -----------   ----------   ----------    --------     --------    ----------   ----------
   197,387      348,939     2,247,444    3,744,846      604,121    1,011,207      89,489      101,424       291,048      680,740
----------   ----------   -----------  -----------   ----------   ----------    --------     --------    ----------   ----------


        --           --            --      575,620           --      116,357          --           --            --           --
        --           --        14,744        3,544        1,831        2,123          --           --            --           --
        --           --         1,222        1,084          243        1,422          --           --            --           --
        --           --       (62,352)     (98,913)     (10,785)     (20,057)         --           --            --           --
----------   ----------   -----------  -----------   ----------   ----------    --------     --------    ----------   ----------
        --           --       (46,386)     481,335       (8,711)      99,845          --           --            --           --
----------   ----------   -----------  -----------   ----------   ----------    --------     --------    ----------   ----------

   195,176      346,056     1,912,894    3,665,063      504,938      939,796      95,048      108,542       293,412      692,785
----------   ----------   -----------  -----------   ----------   ----------    --------     --------    ----------   ----------
   257,919      563,310     2,500,774    5,330,621      557,601    1,545,972     109,183      164,620       286,862      880,719

 1,391,198      827,888    16,314,564   10,983,943    4,362,261    2,816,289     435,866      271,246     2,477,694    1,596,975
----------   ----------   -----------  -----------   ----------   ----------    --------     --------    ----------   ----------
$1,649,117   $1,391,198   $18,815,338  $16,314,564   $4,919,862   $4,362,261    $545,049     $435,866    $2,764,556   $2,477,694
==========   ==========   ===========  ===========   ==========   ==========    ========     ========    ==========   ==========
$  (15,827)  $   (3,232)  $    59,490  $    47,193   $   31,873   $  (10,942)   $    897     $  1,706    $   18,455   $   27,125
==========   ==========   ===========  ===========   ==========   ==========    ========     ========    ==========   ==========


       420        1,431            34          199          138          387         633          982           720        2,543
       129           --           188          263          227        1,350          68           92           148          102
      (682)      (1,691)       (5,879)     (12,383)      (6,105)     (13,974)       (318)        (528)         (638)      (1,407)
----------   ----------   -----------  -----------   ----------   ----------    --------     --------    ----------   ----------
      (133)        (260)       (5,657)     (11,921)      (5,740)     (12,237)        383          546           230        1,238
==========   ==========   ===========  ===========   ==========   ==========    ========     ========    ==========   ==========

    11,591       25,786        44,901       80,969       38,896       81,030       6,486        9,138        28,138       82,712
       816           --           692          377          471        2,045         412          472         2,549        1,352
    (1,169)      (2,611)       (1,285)      (1,607)      (1,018)     (12,228)       (550)      (1,503)       (1,834)     (12,887)
----------   ----------   -----------  -----------   ----------   ----------    --------     --------    ----------   ----------
    11,238       23,175        44,308       79,739       38,349       70,847       6,348        8,107        28,853       71,177
==========   ==========   ===========  ===========   ==========   ==========    ========     ========    ==========   ==========


        --           --            --       12,057           --        8,456          --           --            --           --
        --           --           294           76          116          149          --           --            --           --
        --           --            23           22           15           94          --           --            --           --
        --           --        (1,223)      (2,111)        (686)      (1,423)         --           --            --           --
----------   ----------   -----------  -----------   ----------   ----------    --------     --------    ----------   ----------
        --           --          (906)      10,044         (555)       7,276          --           --            --           --
==========   ==========   ===========  ===========   ==========   ==========    ========     ========    ==========   ==========

                                                 American Funds Insurance Series

Statements of changes in net assets

                                                                             Growth-Income Fund            Asset Allocation Fund
                                                                       -----------------------------   -----------------------------
                                                                         Six months      Year ended      Six months      Year ended
                                                                       ended June 30,   December 31,   ended June 30,   December 31,
                                                                           2005(1)         2004(2)         2005(1)         2004(2)
                                                                       --------------   ------------   --------------   ------------
OPERATIONS:
Net investment income (loss)                                            $   139,349     $   186,530      $   61,434      $   97,683
Net realized gain (loss) on investments and non-U.S. currency
   transactions                                                             200,459         383,835          99,470          17,381
Net unrealized appreciation (depreciation) on investments and
   non-U.S. currency translations                                          (340,738)        997,766         (63,944)        226,839
                                                                        -----------     -----------      ----------      ----------
   Net increase (decrease) in net assets resulting from operations             (930)      1,568,131          96,960         341,903
                                                                        -----------     -----------      ----------      ----------
DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
Dividends from net investment income:
      Class 1                                                               (12,774)        (43,215)         (4,195)        (18,685)
      Class 2                                                               (44,250)       (104,432)        (19,697)        (68,412)
      Class 3                                                                (1,440)         (4,782)           (343)         (1,577)
                                                                        -----------     -----------      ----------      ----------
         Total dividends from net investment income                         (58,464)       (152,429)        (24,235)        (88,674)
                                                                        -----------     -----------      ----------      ----------
Distributions from net realized gain on investments:
   Long-term net realized gains:
      Class 1                                                               (15,967)             --              --              --
      Class 2                                                               (62,034)             --              --              --
      Class 3                                                                (2,000)             --              --              --
                                                                        -----------     -----------      ----------      ----------
         Total distributions from net realized gain on investments          (80,001)             --              --              --
                                                                        -----------     -----------      ----------      ----------
   Total dividends and distributions paid to shareholders                  (138,465)       (152,429)        (24,235)        (88,674)
                                                                        -----------     -----------      ----------      ----------
CAPITAL SHARE TRANSACTIONS:
   Class 1:
      Proceeds from shares sold                                               1,699           3,137           2,827          10,429
      Proceeds from reinvestment of dividends and distributions              28,741          43,215           4,195          18,685
      Cost of shares repurchased                                           (308,088)       (614,736)        (49,952)        (95,275)
                                                                        -----------     -----------      ----------      ----------
         Net increase (decrease) from Class 1 transactions                 (277,648)       (568,384)        (42,930)        (66,161)
                                                                        -----------     -----------      ----------      ----------
   Class 2:
      Proceeds from shares sold                                           2,173,617       4,221,830         530,253       1,242,379
      Proceeds from reinvestment of dividends and distributions             106,284         104,432          19,697          68,412
      Cost of shares repurchased                                            (62,739)        (50,113)        (24,732)        (23,986)
                                                                        -----------     -----------      ----------      ----------
         Net increase from Class 2 transactions                           2,217,162       4,276,149         525,218       1,286,805
                                                                        -----------     -----------      ----------      ----------
   Class 3:
      Proceeds from shares issued in connection with substitution of
         Anchor Pathway Fund                                                     --         601,476              --          84,937
      Proceeds from shares sold                                              12,267             115             999           3,524
      Proceeds from reinvestment of dividends and distributions               3,440           4,782             343           1,577
      Cost of shares repurchased                                            (60,390)       (100,218)         (7,999)        (12,361)
                                                                        -----------     -----------      ----------      ----------
         Net increase (decrease) from Class 3 transactions                  (44,683)        506,155          (6,657)         77,677
                                                                        -----------     -----------      ----------      ----------
   Net increase (decrease) in net assets resulting from capital
      share transactions                                                  1,894,831       4,213,920         475,631       1,298,321
                                                                        -----------     -----------      ----------      ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   1,755,436       5,629,622         548,356       1,551,550
NET ASSETS:
Beginning of period                                                      17,855,408      12,225,786       4,776,636       3,225,086
                                                                        -----------     -----------      ----------      ----------
End of period                                                           $19,610,844     $17,855,408      $5,324,992      $4,776,636
                                                                        ===========     ===========      ==========      ==========
Undistributed (accumulated) net investment income(loss)                 $   138,077     $    57,192      $   59,336      $   22,137
                                                                        ===========     ===========      ==========      ==========
SHARES OF BENEFICIAL INTEREST:
   Class 1:
      Shares sold                                                                47              90             182             701
      Shares issued on reinvestment of dividends and distributions              776           1,200             265           1,227
      Shares repurchased                                                     (8,512)        (17,801)         (3,233)         (6,401)
                                                                        -----------     -----------      ----------      ----------
         Net increase (decrease) in shares outstanding                       (7,689)        (16,511)         (2,786)         (4,473)
                                                                        ===========     ===========      ==========      ==========
   Class 2:
      Shares sold                                                            60,495         122,538          34,498          83,962
      Shares issued on reinvestment of dividends and distributions            2,886           2,911           1,249           4,512
      Shares repurchased                                                     (1,745)         (1,459)         (1,617)         (1,630)
                                                                        -----------     -----------      ----------      ----------
         Net increase in shares outstanding                                  61,636         123,990          34,130          86,844
                                                                        ===========     ===========      ==========      ==========
   Class 3:
      Shares issued in connection with substitution of Anchor
         Pathway Fund                                                            --          17,364              --           5,720
      Shares sold                                                               346               3              65             237
      Shares issued on reinvestment of dividends and distributions               93             133              22             103
      Shares repurchased                                                     (1,674)         (2,895)           (518)           (833)
                                                                        -----------     -----------      ----------      ----------
         Net increase (decrease) in shares outstanding                       (1,235)         14,605            (431)          5,227
                                                                        ===========     ===========      ==========      ==========

(1)  Unaudited.

(2)  Class 3 shares were issued January 16, 2004.

See Notes to Financial Statements

                                                 American Funds Insurance Series

                                                                                            (dollars and shares in thousands)

                                                                       U.S. Government/
          Bond Fund                 High-Income Bond Fund         AAA-Rated Securities Fund          Cash Management Fund
-----------------------------   -----------------------------   -----------------------------   -----------------------------
  Six months      Year ended      Six months      Year ended      Six months      Year ended      Six months      Year ended
ended June 30,   December 31,   ended June 30,   December 31,   ended June 30,   December 31,   ended June 30,   December 31,
    2005(1)          2004           2005(1)         2004(2)         2005(1)         2004(2)         2005(1)         2004(2)
--------------   ------------   --------------   ------------   --------------   ------------   --------------   ------------
  $   50,658      $   80,694       $ 26,804        $ 51,809        $ 11,371       $  22,503        $  2,634       $   1,953

       9,605          19,887         14,395          12,348           3,197           3,990              --              (3)

     (34,279)         (1,492)       (38,362)          8,105             971          (5,548)             (1)              2
  ----------      ----------       --------        --------        --------       ---------        --------       ---------
      25,984          99,089          2,837          72,262          15,539          20,945           2,633           1,952
  ----------      ----------       --------        --------        --------       ---------        --------       ---------

      (7,502)         (7,553)       (20,074)        (23,273)        (10,544)        (14,819)           (737)           (768)
     (73,453)        (53,373)       (29,252)        (21,421)        (11,720)        (11,905)         (1,087)           (570)
          --              --         (2,392)         (2,917)         (1,507)         (2,274)           (129)           (190)
  ----------      ----------       --------        --------        --------       ---------        --------       ---------
     (80,955)        (60,926)       (51,718)        (47,611)        (23,771)        (28,998)         (1,953)         (1,528)
  ----------      ----------       --------        --------        --------       ---------        --------       ---------

          --              --             --              --              --              --              --              --
          --              --             --              --              --              --              --              --
          --              --             --              --              --              --              --              --
  ----------      ----------       --------        --------        --------       ---------        --------       ---------
          --              --             --              --              --              --              --              --
  ----------      ----------       --------        --------        --------       ---------        --------       ---------
     (80,955)        (60,926)       (51,718)        (47,611)        (23,771)        (28,998)         (1,953)         (1,528)
  ----------      ----------       --------        --------        --------       ---------        --------       ---------

       4,733           9,044          7,089          12,842           2,094           2,490          28,324          57,505
       7,502           7,553         20,074          23,273          10,544          14,819             737             768
     (11,761)        (38,673)       (39,399)        (93,887)        (25,558)       (100,403)        (27,525)        (83,096)
  ----------      ----------       --------        --------        --------       ---------        --------       ---------
         474         (22,076)       (12,236)        (57,772)        (12,920)        (83,094)          1,536         (24,823)
  ----------      ----------       --------        --------        --------       ---------        --------       ---------

     199,971         415,623         70,530         126,788          34,347          47,097          74,525         110,357
      73,453          53,373         29,252          21,421          11,720          11,905           1,087             570
     (20,450)        (24,576)       (14,573)        (36,610)         (9,484)        (44,362)        (40,868)       (100,067)
  ----------      ----------       --------        --------        --------       ---------        --------       ---------
     252,974         444,420         85,209         111,599          36,583          14,640          34,744          10,860
  ----------      ----------       --------        --------        --------       ---------        --------       ---------

          --              --             --          54,221              --          54,895              --          22,897
          --              --          3,052           1,955           2,547           1,463          10,195          17,363
          --              --          2,392           2,917           1,507           2,274             129             190
          --              --         (8,000)        (13,684)         (6,156)        (14,458)        (12,093)        (20,507)
  ----------      ----------       --------        --------        --------       ---------        --------       ---------
          --              --         (2,556)         45,409          (2,102)         44,174          (1,769)         19,943
  ----------      ----------       --------        --------        --------       ---------        --------       ---------

     253,448         422,344         70,417          99,236          21,561         (24,280)         34,511           5,980
  ----------      ----------       --------        --------        --------       ---------        --------       ---------

     198,477         460,507         21,536         123,887          13,329         (32,333)         35,191           6,404

   1,953,745       1,493,238        853,996         730,109         613,720         646,053         208,486         202,082
  ----------      ----------       --------        --------        --------       ---------        --------       ---------
  $2,152,222      $1,953,745       $875,532        $853,996        $627,049       $ 613,720        $243,677       $ 208,486
  ==========      ==========       ========        ========        ========       =========        ========       =========
  $   49,599      $   79,896       $ 25,421        $ 50,335        $ 11,205       $  23,605        $  2,574       $   1,893
  ==========      ==========       ========        ========        ========       =========        ========       =========

         409             796            556           1,027             172             205           2,545           5,197
         670             692          1,660           1,972             891           1,273              66              70
      (1,021)         (3,415)        (3,089)         (7,511)         (2,105)         (8,242)         (2,468)         (7,510)
  ----------      ----------       --------        --------        --------       ---------        --------       ---------
          58          (1,927)          (873)         (4,512)         (1,042)         (6,764)            143          (2,243)
  ==========      ==========       ========        ========        ========       =========        ========       =========

      17,490          36,788          5,564          10,215           2,845           3,918           6,717          10,009
       6,612           4,924          2,431           1,824             996           1,028              98              52
      (1,791)         (2,184)        (1,151)         (2,949)           (789)         (3,670)         (3,678)         (9,072)
  ----------      ----------       --------        --------        --------       ---------        --------       ---------
      22,311          39,528          6,844           9,090           3,052           1,276           3,137             989
  ==========      ==========       ========        ========        ========       =========        ========       =========

          --              --             --           4,239             209           4,449              --           2,068
          --              --            241             159             128             120             917           1,570
          --              --            198             247            (507)            196              12              17
          --              --           (631)         (1,097)             --          (1,192)         (1,087)         (1,855)
  ----------      ----------       --------        --------        --------       ---------        --------       ---------
          --              --           (192)          3,548            (170)          3,573            (158)          1,800
  ==========      ==========       ========        ========        ========       =========        ========       =========

                                                 American Funds Insurance Series

Notes to financial statements                                          unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization -- American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 13 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows:

Global Discovery Fund -- Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.

Global Growth Fund -- Long-term growth of capital by investing primarily in common stocks of companies located around the world.

Global Small Capitalization Fund -- Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.

Growth Fund -- Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.

International Fund -- Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.

New World Fund -- Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

Blue Chip Income and Growth Fund -- To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.

Growth-Income Fund -- Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

Asset Allocation Fund -- High total return (including income and capital gains) consistent with long-term preservation of capital.

Bond Fund -- As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

High-Income Bond Fund -- High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

U.S. Government/AAA-Rated Securities Fund -- A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund -- High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund offers two or three share classes (1, 2, and 3). Class 3 shares were issued in conjunction with the substitution of Anchor Pathway Fund. Holders of each share class have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

                                                 American Funds Insurance Series

Significant accounting policies -- The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

     Security valuation -- Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities originally purchased with maturities greater than 60 days but now have 60 days or less remaining to maturity, are valued based on the amortized difference between the par value and the market value on the 61st day. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the funds' Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of a security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange of rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

     Security transactions and related investment income -- Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     Class allocations -- Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are charged directly to the respective share class.

     Dividends and distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     Non-U.S. currency translation -- Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

     Forward currency contracts -- The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which

                                                 American Funds Insurance Series
     may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

     Mortgage dollar rolls -- The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2. NON-U.S. INVESTMENTS

Investment risk -- The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation -- Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made.

Distributions -- Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on investments; net capital losses; and net operating losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds.

The funds indicated in the following table had capital loss carryforwards available at December 31, 2004. These amounts will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. The funds will not make distributions from capital gains while capital loss carryforwards remain.

                                                 American Funds Insurance Series

Additional tax basis disclosures as of June 30, 2005, are as follows:

                                                                                                              (dollars in thousands)

                                                     Global      Global      Global Small                                     New
                                                   Discovery     Growth     Capitalization      Growth     International     World
                                                      Fund        Fund           Fund            Fund           Fund         Fund
                                                   ---------   ----------   --------------   -----------   -------------   ---------
Undistributed net investment income and currency
   gains                                            $   376    $   18,407     $    3,067     $    59,815    $   51,165     $  5,966
Undistributed (accumulated) short-term capital
   gains (losses)                                        40      (155,667)       (51,203)       (438,452)     (260,902)     (20,252)
Undistributed long-term capital gains                   263        25,253         71,877          35,155       163,514       12,150
Gross unrealized appreciation on investment
   securities                                         8,302       364,791        361,624       3,984,275       933,088      111,112
Gross unrealized depreciation on investment
   securities                                        (1,881)      (58,284)       (85,411)       (318,093)     (110,772)      (8,469)
Net unrealized appreciation on investment
   securities                                         6,421       306,507        276,213       3,666,182       822,316      102,643
Cost of portfolio securities                         74,505     1,944,187      1,381,570      15,220,999     4,092,867      438,326
Reclassification to (from) undistributed net
   investment income from (to) undistributed net
   realized gain                                         --            --             --              --          (705)          --
                                                    -------    ----------     ----------     -----------    ----------     --------
Capital loss carryforward expires in:
   2006                                                  --    $       --     $       --     $        --    $       --     $     --
   2007                                                  --            --             --              --            --           --
   2008                                                  --            --             --              --            --           --
   2009                                                  --        38,975          5,036              --            --        6,712
   2010                                                  --        56,984         52,175         487,141       103,652        4,880
   2011                                                  --        56,140          9,869              --       140,590        6,189
   2012                                                  --            --             --              --            --           --
                                                    -------    ----------     ----------     -----------    ----------     --------
                                                         --    $  152,099     $   67,080     $   487,141    $  244,242     $ 17,781
                                                    =======    ==========     ==========     ===========    ==========     ========

                                                                                                             (dollars in thousands)

                                                                                                                U.S.
                                               Blue Chip                                                    Government/
                                                Income      Growth-       Asset                High-Income   AAA-Rated      Cash
                                              and Growth     Income    Allocation     Bond         Bond      Securities  Management
                                                 Fund         Fund        Fund        Fund         Fund         Fund        Fund
                                              ----------  -----------  ----------  ----------  -----------  -----------  ----------
Undistributed net investment income and
   currency gains                             $   18,466  $   138,259  $   60,806  $   52,483   $  29,345    $ 11,808     $  2,597
Undistributed (accumulated) short-term
   capital gains (losses)                         (5,607)      35,245     (33,145)     (3,481)   (144,530)     (7,375)          (3)
Undistributed long-term capital gains             36,119      167,133      85,306       7,703      11,229       1,957           --
Gross unrealized appreciation on investment
   securities                                    393,752    3,158,523     586,622      69,835      44,057      14,651            2
Gross unrealized depreciation on investment
   securities                                    (63,357)    (610,999)    (92,288)    (29,513)    (28,029)     (1,092)          (1)
Net unrealized appreciation on investment
   securities                                    330,395    2,547,524     494,334      40,322      16,028      13,559            1
Cost of portfolio securities                   2,431,107   17,120,379   4,848,764   2,086,804     843,287     611,394      244,622
Reclassification to (from) undistributed net
   investment income from (to) undistributed
   net realized gain                                  --           --          --          --          --          --           --
                                              ----------  -----------  ----------  ----------   ---------    --------     --------
Capital loss carryforward expires in:
   2006                                       $       --           --  $       --  $       --   $   3,141    $  3,282     $     --
   2007                                               --           --          --          --         973         737           --
   2008                                               --           --          --          --          --       4,040           --
   2009                                               --           --       6,258          --      54,476          --           --
   2010                                               --           --      28,538          --      50,900          --           --*
   2011                                            5,114           --      11,172       3,029      35,517          --           --
   2012                                               --           --          --          --          --          --            3
                                              ----------  -----------  ----------  ----------   ---------    --------     --------
                                              $    5,114           --  $   45,968  $    3,029   $ 145,007    $  8,059     $      3
                                              ==========  ===========  ==========  ==========   =========    ========     ========

*    Amount less than one thousand.

                                                 American Funds Insurance Series

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company (CRMC), the series' investment adviser, is the parent company of American Funds Service Company (AFS), the series' transfer agent, and American Funds Distributors, Inc. (AFD), the principal underwriter of the series' shares.

Investment advisory services -- The Investment Advisory and Service Agreement with CRMC provides for monthly fees, accrued daily, based on annual rates that generally decrease as average net asset levels increase.

The Board of Trustees approved an amended agreement effective April 1, 2005, that provided for reduced annual rates for Growth-Income Fund and Asset Allocation Fund. Additionally, CRMC is currently waiving a portion of investment advisory services fees. At the beginning of the period, CRMC was waiving 5% of these fees and increased the waiver to 10% on April 1, 2005. During the six months ended June 30, 2005, the total aggregate investment advisory services fees waived by CRMC were $7,767,000. As a result, the aggregate fees shown on the accompanying financial statements of $102,578,000 were reduced to $94,811,000. The amended range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waiver, are as follows:

                                                                                                Annualized         Annualized
                                                                                               rates for the      rates for the
                                          Rates              Net asset level (in billions)   six months ended   six months ended
                              ----------------------------   -----------------------------    June 30, 2005,     June 30, 2005,
Fund                          Beginning with   Ending with        Up to   In excess of         before waiver      after waiver
----                          --------------   -----------        -----   ------------       ----------------   ----------------
Global Discovery                   .580%          .440%            $ .5       $ 1.0                .58%               .54%
Global Growth                      .690           .480               .6         3.0                .59                .55
Global Small Capitalization        .800           .670               .6         2.0                .75                .69
Growth                             .500           .285               .6        27.0                .34                .31
International                      .690           .430               .5        21.0                .52                .48
New World                          .850           .710               .5         1.0                .85                .78
Blue Chip Income and Growth        .500           .370               .6         4.0                .44                .41
Growth-Income                      .500           .225               .6        21.0                .28                .26
Asset Allocation                   .500           .250               .6         8.0                .34                .32
Bond                               .480           .360               .6         3.0                .43                .40
High-Income Bond                   .500           .420               .6         2.0                .49                .45
U.S. Government/
   AAA-Rated Securities            .460           .340               .6         2.0                .46                .42
Cash Management                    .320                             all                            .32                .30

Transfer agent services -- The aggregate fee of $25,000 was incurred during the six months ended June 30, 2005, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder record-keeping, communications and transaction processing.

Deferred Trustees' compensation -- Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in shares of the series or other American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees' compensation on the accompanying financial statements includes $228,000 in current fees (either paid in cash or deferred) and a net increase of $34,000 in the value of the deferred amounts.

Affiliated officers and Trustees -- Officers and certain Trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the series.

5. DISTRIBUTION SERVICES

The series has adopted plans of distribution for Classes 2 and 3 shares. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series for providing certain shareholder services. During the six months ended June 30, 2005, distribution expenses under the plans for the series aggregated $53,108,000 for Class 2 and $1,148,000 for Class 3. Class 1 shares have not adopted a plan of distribution to cover any distribution expenses.

                                                 American Funds Insurance Series

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

Each fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended June 30, 2005, the custodian fees shown on the accompanying financial statements for the series of $2,703,000 included $72,000 that was offset by this reduction, rather than paid in cash.

As of June 30, 2005, Asset Allocation Fund, Bond Fund and High-Income Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:

                                                                            (dollars in thousands)

                                                         Contract amount        U.S. valuation
                                                        -----------------   ---------------------
                                                                                      Unrealized
Fund               Non-U.S. currency sale contracts     Non-U.S.    U.S.    Amount   appreciation
----               --------------------------------     --------   ------   ------   ------------
Asset Allocation      Euro, expiring 7/7-9/30/2005       E5,710    $7,279   $6,914       $365
Bond                 Euro, expiring 9/14-9/15/2005        2,965     3,602    3,594          8
High-Income Bond      Euro, expiring 7/1-10/3/2005        6,388     7,913    7,743        170

The following table presents additional information for the six months ended June 30, 2005:

                                                                                                             (dollars in thousands)

                                                      Global     Global     Global Small                                      New
                                                    Discovery    Growth    Capitalization      Growth      International     World
                                                       Fund       Fund          Fund            Fund            Fund         Fund
                                                    ---------   --------   --------------   ----------     -------------   --------
Purchases of investment securities(1)                $14,964    $491,500      $463,224      $3,252,966       $1,249,595    $136,013
Sales of investment securities(1)                      7,618     200,399       338,201       1,800,528          786,947      52,840
Non-U.S. taxes withheld on dividend income                32       2,409           832           3,614            7,141         546
Non-U.S. taxes withheld on interest income                --           1            13              --               --           4
Non-U.S. taxes paid on realized gains                     --          --            79              --(2)            --          --
Non-U.S. taxes provided on unrealized gains as of
   June 30, 2005                                           2         540         1,846             586            3,998         199

                                                                                                          (dollars in thousands)

                                                                                                              U.S.
                                               Blue Chip                                                 Government/
                                                Income      Growth-      Asset              High-Income   AAA-Rated      Cash
                                              and Growth    Income    Allocation    Bond        Bond      Securities  Management
                                                 Fund        Fund        Fund       Fund        Fund         Fund        Fund
                                              ----------  ----------  ----------  --------  -----------  -----------  ----------
Purchases of investment securities(1)          $473,677   $3,290,581  $1,247,082  $634,573    $177,359     $357,722   $1,190,868
Sales of investment securities(1)               201,482    1,518,795     840,063   376,722     141,590      314,051    1,157,183
Non-U.S. taxes withheld on dividend income          319        3,538       1,045        --          --           --           --
Non-U.S. taxes withheld on interest income           --           --          --        --          --           --           --
Non-U.S. taxes paid on realized gains                --           --          --        --          --           --           --
Non-U.S. taxes provided on unrealized gains
   as of June 30, 2005                               --           --          --        --          --           --           --

(1)  Excludes short-term securities, except for Cash Management Fund.

(2)  Amount less than one thousand.

                                                 American Funds Insurance Series

Financial highlights(1)

                                               Income (loss) from
                                            investment operations(2)
                                           -------------------------
                                             Net gains                         Dividends and distributions
                                           (losses) on                 ------------------------------------------
               Net asset                    securities                  Dividends                       Total
                 value,         Net            (both      Total from    (from net   Distributions     dividends
               beginning     investment    realized and   investment   investment   (from capital        and
Period ended   of period   income (loss)    unrealized)   operations     income)        gains)      distributions
------------   ---------   -------------   ------------   ----------   ----------   -------------   -------------
Global Discovery Fund(4)
Class 1
6/30/05(5)       $10.79       $ .06           $ (.26)       $ (.20)     $  --(6)       $ (.01)         $ (.01)
12/31/04           9.94         .08              .98          1.06       (.09)           (.12)           (.21)
12/31/03           7.26         .05             2.67          2.72       (.04)             --            (.04)
12/31/02           9.30         .06            (2.05)        (1.99)      (.05)             --            (.05)
12/31/01          10.00         .04             (.70)         (.66)      (.04)             --            (.04)
Class 2
6/30/05(5)        10.76         .05             (.26)         (.21)        --(6)         (.01)           (.01)
12/31/04           9.92         .06              .97          1.03       (.07)           (.12)           (.19)
12/31/03           7.25         .02             2.67          2.69       (.02)             --            (.02)
12/31/02           9.30         .04            (2.05)        (2.01)      (.04)             --            (.04)
12/31/01          10.00         .02             (.69)         (.67)      (.03)             --            (.03)

Global Growth Fund
Class 1
6/30/05(5)       $17.31       $ .17           $ (.21)       $ (.04)     $(.15)         $   --          $ (.15)
12/31/04          15.30         .18             1.92          2.10       (.09)             --            (.09)
12/31/03          11.35         .12             3.91          4.03       (.08)             --            (.08)
12/31/02          13.42         .09            (2.02)        (1.93)      (.14)             --            (.14)
12/31/01          17.25         .18            (2.50)        (2.32)      (.15)          (1.36)          (1.51)
12/31/00          21.42         .20            (4.15)        (3.95)      (.02)           (.20)           (.22)
Class 2
6/30/05(5)        17.23         .15             (.21)         (.06)      (.12)             --            (.12)
12/31/04          15.25         .14             1.91          2.05       (.07)             --            (.07)
12/31/03          11.32         .09             3.89          3.98       (.05)             --            (.05)
12/31/02          13.38         .06            (2.01)        (1.95)      (.11)             --            (.11)
12/31/01          17.21         .13            (2.49)        (2.36)      (.11)          (1.36)          (1.47)
12/31/00          21.41         .15            (4.13)        (3.98)      (.02)           (.20)           (.22)

Global Small Capitalization Fund
Class 1
6/30/05(5)       $17.14       $ .07           $  .89        $  .96      $(.21)         $   --          $ (.21)
12/31/04          14.15         .02             2.97          2.99         --              --              --
12/31/03           9.27          --(6)          4.97          4.97       (.09)             --            (.09)
12/31/02          11.52          --(6)         (2.15)        (2.15)      (.10)             --            (.10)
12/31/01          14.28         .03            (1.81)        (1.78)      (.13)           (.85)           (.98)
12/31/00          17.37         .09            (2.81)        (2.72)      (.05)           (.32)           (.37)
Class 2
6/30/05(5)        17.02         .05              .88           .93       (.18)             --            (.18)
12/31/04          14.08        (.01)            2.95          2.94         --              --              --
12/31/03           9.23        (.03)            4.95          4.92       (.07)             --            (.07)
12/31/02          11.48        (.02)           (2.15)        (2.17)      (.08)             --            (.08)
12/31/01          14.24          --(6)         (1.80)        (1.80)      (.11)           (.85)           (.96)
12/31/00          17.36         .04            (2.80)        (2.76)      (.04)           (.32)           (.36)




                                                                                     Ratio of
                                                        Ratio of       Ratio of     net income
                                                      expenses to     expenses to     (loss)
                Net asset             Net assets,     average net     average net   to average
               value, end    Total   end of period   assets before   assets after      net
Period ended    of period   return   (in millions)       waiver        waiver(3)      assets
------------   ----------   ------   -------------   -------------   ------------   ----------
Global Discovery Fund(4)
Class 1
6/30/05(5)       $10.58      (1.83)%     $   20           .61%(7)       .57%(7)      1.26%(7)
12/31/04          10.79      10.72           20           .61           .60           .81
12/31/03           9.94      37.41           17           .61           .61           .55
12/31/02           7.26     (21.41)          10           .61           .61           .69
12/31/01           9.30      (6.65)          12           .31           .31           .42
Class 2
6/30/05(5)        10.54      (1.93)          61           .86(7)        .82(7)       1.03(7)
12/31/04          10.76      10.43           51           .86           .85           .60
12/31/03           9.92      37.11           24           .86           .86           .28
12/31/02           7.25     (21.67)           9           .86           .86           .48
12/31/01           9.30      (6.71)           4           .42           .42           .21

Global Growth Fund
Class 1
6/30/05(5)       $17.12       (.25)%     $  190           .63%(7)       .59%(7)      2.02%(7)
12/31/04          17.31      13.80          202           .65           .64          1.15
12/31/03          15.30      35.63          188           .70           .70           .94
12/31/02          11.35     (14.46)         152           .71           .71           .73
12/31/01          13.42     (13.99)         215           .70           .70          1.24
12/31/00          17.25     (18.71)         317           .70           .70           .97
Class 2
6/30/05(5)        17.05       (.36)       2,058           .88(7)        .84(7)       1.83(7)
12/31/04          17.23      13.49        1,796           .90           .89           .92
12/31/03          15.25      35.27        1,082           .95           .95           .68
12/31/02          11.32     (14.64)         592           .96           .96           .48
12/31/01          13.38     (14.22)         600           .95           .95           .88
12/31/00          17.21     (18.87)         562           .95           .95           .73

Global Small Capitalization Fund
Class 1
6/30/05(5)       $17.89       5.59%      $  199           .80%(7)       .75%(7)       .75%(7)
12/31/04          17.14      21.13          193           .81           .80           .15
12/31/03          14.15      53.92          163           .83           .83          (.03)
12/31/02           9.27     (18.83)         108           .84           .84           .04
12/31/01          11.52     (12.63)         149           .83           .83           .21
12/31/00          14.28     (16.33)         213           .86           .86           .52
Class 2
6/30/05(5)        17.77       5.47        1,450          1.05(7)        .99(7)        .52(7)
12/31/04          17.02      20.88        1,198          1.06          1.05          (.07)
12/31/03          14.08      53.53          665          1.08          1.08          (.28)
12/31/02           9.23     (19.05)         290          1.09          1.09          (.20)
12/31/01          11.48     (12.85)         274          1.08          1.08          (.05)
12/31/00          14.24     (16.53)         234          1.11          1.11           .25

                                                 American Funds Insurance Series

                                       Income (loss) from
                                    investment operations(2)
                           -----------------------------------------
                                             Net gains                         Dividends and distributions
                                           (losses) on                 ------------------------------------------
               Net asset                    securities                  Dividends                       Total
                 value,         Net            (both      Total from    (from net   Distributions     dividends
               beginning     investment    realized and   investment   investment   (from capital        and
Period ended   of period   income (loss)    unrealized)   operations     income)        gains)      distributions
------------   ---------   -------------   ------------   ----------   ----------   -------------   -------------
Growth Fund
Class 1
6/30/05(5)       $51.39         $.22         $  1.59       $  1.81       $(.15)        $    --         $  (.15)
12/31/04          45.74          .32            5.51          5.83        (.18)             --            (.18)
12/31/03          33.47          .16           12.26         12.42        (.15)             --            (.15)
12/31/02          44.30          .12          (10.87)       (10.75)       (.08)             --            (.08)
12/31/01          73.51          .18          (11.99)       (11.81)       (.41)         (16.99)         (17.40)
12/31/00          70.62          .41            2.97          3.38          --            (.49)           (.49)
Class 2
6/30/05(5)        51.10          .17            1.56          1.73        (.13)             --            (.13)
12/31/04          45.50          .23            5.45          5.68        (.08)             --            (.08)
12/31/03          33.29          .06           12.19         12.25        (.04)             --            (.04)
12/31/02          44.09          .03          (10.82)       (10.79)       (.01)             --            (.01)
12/31/01          73.28          .04          (11.94)       (11.90)       (.30)         (16.99)         (17.29)
12/31/00          70.57          .25            2.95          3.20          --            (.49)           (.49)
Class 3
6/30/05(5)        51.38          .18            1.58          1.76        (.13)             --            (.13)
12/31/04(8)       47.74          .24            3.50          3.74        (.10)             --            (.10)

International Fund
Class 1
6/30/05(5)       $15.82         $.20         $   .02       $   .22       $(.04)        $    --         $  (.04)
12/31/04          13.41          .22            2.41          2.63        (.22)             --            (.22)
12/31/03          10.07          .15            3.38          3.53        (.19)             --            (.19)
12/31/02          12.02          .15           (1.90)        (1.75)       (.20)             --            (.20)
12/31/01          20.59          .22           (3.79)        (3.57)       (.20)          (4.80)          (5.00)
12/31/00          26.74          .18           (5.90)        (5.72)       (.01)           (.42)           (.43)
Class 2
6/30/05(5)        15.79          .19             .02           .21        (.04)             --            (.04)
12/31/04          13.39          .18            2.41          2.59        (.19)             --            (.19)
12/31/03          10.05          .12            3.37          3.49        (.15)             --            (.15)
12/31/02          11.97          .12           (1.89)        (1.77)       (.15)             --            (.15)
12/31/01          20.54          .15           (3.76)        (3.61)       (.16)          (4.80)          (4.96)
12/31/00          26.73          .13           (5.89)        (5.76)       (.01)           (.42)           (.43)
Class 3
6/30/05(5)        15.82          .18             .02           .20        (.04)             --            (.04)
12/31/04(8)       13.76          .20            2.05          2.25        (.19)             --            (.19)

New World Fund
Class 1
6/30/05(5)       $13.96         $.19         $   .42       $   .61       $(.20)        $    --         $  (.20)
12/31/04          11.99          .23            2.01          2.24        (.27)             --            (.27)
12/31/03           8.76          .21            3.21          3.42        (.19)             --            (.19)
12/31/02           9.44          .20            (.70)         (.50)       (.18)             --            (.18)
12/31/01           9.85          .24            (.63)         (.39)       (.02)             --            (.02)
12/31/00          11.77          .24           (1.70)        (1.46)       (.20)           (.26)           (.46)
Class 2
6/30/05(5)        13.89          .17             .42           .59        (.18)             --            (.18)
12/31/04          11.94          .19            2.01          2.20        (.25)             --            (.25)
12/31/03           8.73          .19            3.19          3.38        (.17)             --            (.17)
12/31/02           9.41          .18            (.70)         (.52)       (.16)             --            (.16)
12/31/01           9.84          .21            (.62)         (.41)       (.02)             --            (.02)
12/31/00          11.77          .20           (1.69)        (1.49)       (.18)           (.26)           (.44)




                                                                                     Ratio of
                                                        Ratio of       Ratio of     net income
                                                      expenses to     expenses to     (loss)
                Net asset             Net assets,     average net     average net   to average
               value, end    Total   end of period   assets before   assets after      net
Period ended    of period   return   (in millions)       waiver        waiver(3)      assets
------------   ----------   ------   -------------   -------------   ------------   ----------
Growth Fund
Class 1
6/30/05(5)       $53.05       3.52%     $ 3,564          .36%(7)        .33%(7)       .89%(7)
12/31/04          51.39      12.75        3,744          .36            .36           .68
12/31/03          45.74      37.15        3,877          .39            .39           .41
12/31/02          33.47     (24.27)       3,195          .40            .40           .30
12/31/01          44.30     (17.93)       5,207          .38            .38           .34
12/31/00          73.51       4.72        7,677          .38            .38           .53
Class 2
6/30/05(5)        52.70       3.39       14,767          .61(7)         .58(7)        .67(7)
12/31/04          51.10      12.50       12,055          .61            .61           .50
12/31/03          45.50      36.80        7,107          .64            .64           .16
12/31/02          33.29     (24.46)       3,009          .65            .65           .07
12/31/01          44.09     (18.15)       2,937          .63            .63           .07
12/31/00          73.28       4.47        2,356          .63            .63           .33
Class 3
6/30/05(5)        53.01       3.43          484          .54(7)         .51(7)        .71(7)
12/31/04(8)       51.38       7.85          516          .54(7)         .53(7)        .54(7)

International Fund
Class 1
6/30/05(5)       $16.00       1.40%     $ 1,420          .58%(7)        .54%(7)      2.50%(7)
12/31/04          15.82      19.66        1,495          .60            .59          1.54
12/31/03          13.41      35.12        1,431          .63            .63          1.40
12/31/02          10.07     (14.58)       1,236          .63            .63          1.35
12/31/01          12.02     (19.73)       1,772          .61            .61          1.41
12/31/00          20.59     (21.85)       2,750          .59            .59           .72
Class 2
6/30/05(5)        15.96       1.30        3,392          .83(7)         .79(7)       2.36(7)
12/31/04          15.79      19.32        2,752          .84            .83          1.27
12/31/03          13.39      34.85        1,385          .88            .88          1.08
12/31/02          10.05     (14.84)         636          .88            .88          1.05
12/31/01          11.97     (19.89)         628          .86            .86          1.04
12/31/00          20.54     (22.06)         581          .84            .84           .50
Class 3
6/30/05(5)        15.98       1.24          108          .76(7)         .72(7)       2.31(7)
12/31/04(8)       15.82      16.45          115          .77(7)         .77(7)       1.45(7)

New World Fund
Class 1
6/30/05(5)       $14.37       4.40%     $    70          .94%(7)        .87%(7)      2.70%(7)
12/31/04          13.96      19.07           63          .93            .92          1.81
12/31/03          11.99      39.56           47          .92            .92          2.15
12/31/02           8.76      (5.45)          35          .91            .91          2.14
12/31/01           9.44      (3.99)          37          .91            .91          2.54
12/31/00           9.85     (12.43)          45          .92            .92          2.14
Class 2
6/30/05(5)        14.30       4.26          475         1.19(7)        1.12(7)       2.49(7)
12/31/04          13.89      18.80          373         1.18           1.17          1.57
12/31/03          11.94      39.18          224         1.17           1.17          1.90
12/31/02           8.73      (5.66)         124         1.16           1.16          1.89
12/31/01           9.41      (4.19)         116         1.16           1.16          2.25
12/31/00           9.84     (12.70)         102         1.17           1.17          1.83

                                                 American Funds Insurance Series

                                       Income (loss) from
                                    investment operations(2)
                           -----------------------------------------
                                             Net gains                         Dividends and distributions
                                           (losses) on                 ------------------------------------------
               Net asset                    securities                  Dividends                       Total
                 value,         Net            (both      Total from    (from net   Distributions     dividends
               beginning     investment    realized and   investment   investment   (from capital        and
Period ended   of period   income (loss)    unrealized)   operations     income)        gains)      distributions
------------   ---------   -------------   ------------   ----------   ----------   -------------   -------------
Blue Chip Income and Growth Fund(4)
Class 1
6/30/05(5)       $10.26         $.09          $ (.01)       $  .08       $(.12)            --          $ (.12)
12/31/04           9.41          .15             .78           .93        (.08)            --            (.08)
12/31/03           7.17          .13            2.11          2.24          --             --              --
12/31/02           9.43          .16           (2.32)        (2.16)       (.10)            --            (.10)
12/31/01          10.00          .09            (.61)         (.52)       (.05)            --            (.05)
Class 2
6/30/05(5)        10.20          .07            (.01)          .06        (.10)            --            (.10)
12/31/04           9.36          .13             .78           .91        (.07)            --            (.07)
12/31/03           7.16          .11            2.09          2.20          --             --              --
12/31/02           9.41          .14           (2.30)        (2.16)       (.09)            --            (.09)
12/31/01          10.00          .08            (.63)         (.55)       (.04)            --            (.04)

Growth-Income Fund
Class 1
6/30/05(5)       $36.81         $.31          $ (.34)       $ (.03)      $(.12)        $ (.15)         $ (.27)
12/31/04          33.61          .48            3.09          3.57        (.37)            --            (.37)
12/31/03          25.63          .42            7.96          8.38        (.40)            --            (.40)
12/31/02          31.70          .41           (6.16)        (5.75)       (.32)            --            (.32)
12/31/01          35.23          .51             .49          1.00        (.73)         (3.80)          (4.53)
12/31/00          33.08          .72            1.98          2.70        (.06)          (.49)           (.55)
Class 2
6/30/05(5)        36.64          .27            (.34)         (.07)       (.11)          (.15)           (.26)
12/31/04          33.48          .41            3.06          3.47        (.31)            --            (.31)
12/31/03          25.52          .34            7.92          8.26        (.30)            --            (.30)
12/31/02          31.58          .35           (6.14)        (5.79)       (.27)            --            (.27)
12/31/01          35.13          .41             .52           .93        (.68)         (3.80)          (4.48)
12/31/00          33.07          .65            1.96          2.61        (.06)          (.49)           (.55)
Class 3
6/30/05(5)        36.80          .28            (.34)         (.06)       (.11)          (.15)           (.26)
12/31/04(8)       34.64          .41            2.07          2.48        (.32)            --            (.32)

Asset Allocation Fund
Class 1
6/30/05(5)       $15.49         $.21          $  .10        $  .31       $(.08)        $   --          $ (.08)
12/31/04          14.58          .39             .84          1.23        (.32)            --            (.32)
12/31/03          12.23          .41            2.29          2.70        (.35)            --            (.35)
12/31/02          14.30          .45           (2.19)        (1.74)       (.33)            --            (.33)
12/31/01          15.71          .49            (.37)          .12        (.59)          (.94)          (1.53)
12/31/00          15.07          .56             .13           .69        (.05)            --            (.05)
Class 2
6/30/05(5)        15.42          .18             .09           .27        (.07)            --            (.07)
12/31/04          14.51          .36             .84          1.20        (.29)            --            (.29)
12/31/03          12.18          .37            2.27          2.64        (.31)            --            (.31)
12/31/02          14.25          .42           (2.18)        (1.76)       (.31)            --            (.31)
12/31/01          15.67          .45            (.36)          .09        (.57)          (.94)          (1.51)
12/31/00          15.06          .53             .13           .66        (.05)            --            (.05)
Class 3
6/30/05(5)        15.49          .19             .09           .28        (.07)            --            (.07)
12/31/04(8)       14.85          .36             .58           .94        (.30)            --            (.30)




                                                                                      Ratio of
                                                         Ratio of       Ratio of     net income
                                                       expenses to     expenses to     (loss)
                Net asset              Net assets,     average net     average net   to average
               value, end    Total    end of period   assets before   assets after      net
Period ended    of period   return    (in millions)       waiver        waiver(3)      assets
------------   ----------   ------    -------------   -------------   ------------   ----------
Blue Chip Income and Growth Fund(4)
Class 1
6/30/05(5)       $10.22        .77%      $   131         .45%(7)         .42%(7)      1.74%(7)
12/31/04          10.26       9.94           129         .46             .46          1.60
12/31/03           9.41      31.24           107         .52             .50          1.67
12/31/02           7.17     (22.93)           54         .52             .52          1.89
12/31/01           9.43      (5.23)           49         .25             .25           .93
Class 2
6/30/05(5)        10.16        .60         2,634         .70(7)          .67(7)       1.49(7)
12/31/04          10.20       9.74         2,349         .71             .70          1.37
12/31/03           9.36      30.73         1,490         .76             .74          1.41
12/31/02           7.16     (23.07)          426         .77             .77          1.76
12/31/01           9.41      (5.38)          111         .37             .37           .82

Growth-Income Fund
Class 1
6/30/05(5)       $36.51       (.09)%     $ 3,898         .30%(7)         .28%(7)      1.71%(7)
12/31/04          36.81      10.66         4,213         .31             .30          1.39
12/31/03          33.61      32.76         4,402         .34             .34          1.45
12/31/02          25.63     (18.15)        3,741         .35             .35          1.43
12/31/01          31.70       2.78         5,428         .35             .35          1.53
12/31/00          35.23       8.24         6,022         .35             .35          2.16
Class 2
6/30/05(5)        36.31       (.21)       15,225         .55(7)          .53(7)       1.48(7)
12/31/04          36.64      10.37        13,105         .56             .55          1.19
12/31/03          33.48      32.43         7,824         .59             .59          1.18
12/31/02          25.52     (18.34)        3,632         .60             .60          1.22
12/31/01          31.58       2.56         3,187         .60             .60          1.25
12/31/00          35.13       7.95         1,972         .60             .60          1.92
Class 3
6/30/05(5)        36.48       (.18)          488         .48(7)          .46(7)       1.53(7)
12/31/04(8)       36.80       7.18           537         .49(7)          .48(7)       1.24(7)

Asset Allocation Fund
Class 1
6/30/05(5)       $15.72       1.97%      $   869         .36%(7)         .34%(7)      2.68%(7)
12/31/04          15.49       8.50           899         .38             .37          2.64
12/31/03          14.58      22.14           911         .42             .42          3.12
12/31/02          12.23     (12.19)          797         .45             .45          3.31
12/31/01          14.30        .77         1,012         .45             .45          3.30
12/31/00          15.71       4.62         1,136         .45             .45          3.77
Class 2
6/30/05(5)        15.62       1.75         4,381         .61(7)          .58(7)       2.43(7)
12/31/04          15.42       8.34         3,797         .62             .62          2.42
12/31/03          14.51      21.74         2,314         .67             .67          2.81
12/31/02          12.18     (12.38)        1,056         .70             .70          3.11
12/31/01          14.25        .52           730         .70             .70          3.03
12/31/00          15.67       4.40           453         .70             .70          3.53
Class 3
6/30/05(5)        15.70       1.81            75         .54(7)          .52(7)       2.50(7)
12/31/04(8)       15.49       6.38            81         .55(7)          .55(7)       2.50(7)

                                                 American Funds Insurance Series

                                       Income (loss) from
                                    investment operations(2)
                           -----------------------------------------
                                             Net gains                        Dividends and distributions
                                           (losses) on                 ------------------------------------------
               Net asset                    securities                  Dividends                       Total
                 value,         Net            (both      Total from    (from net   Distributions     dividends
               beginning     investment    realized and   investment   investment   (from capital        and
Period ended   of period   income (loss)    unrealized)   operations     income)        gains)      distributions
------------   ---------   -------------   ------------   ----------   ----------   -------------   -------------
Bond Fund
Class 1
6/30/05(5)       $11.57        $ .30          $ (.15)       $ .15        $ (.46)          --           $ (.46)
12/31/04          11.34          .56             .10          .66          (.43)          --             (.43)
12/31/03          10.41          .57             .78         1.35          (.42)          --             (.42)
12/31/02          10.44          .67            (.24)         .43          (.46)          --             (.46)
12/31/01          10.18          .77             .08          .85          (.59)          --             (.59)
12/31/00           9.74          .80            (.29)         .51          (.07)          --             (.07)
Class 2
6/30/05(5)        11.48          .28            (.14)         .14          (.44)          --             (.44)
12/31/04          11.27          .53             .09          .62          (.41)          --             (.41)
12/31/03          10.36          .53             .78         1.31          (.40)          --             (.40)
12/31/02          10.40          .64            (.24)         .40          (.44)          --             (.44)
12/31/01          10.16          .73             .08          .81          (.57)          --             (.57)
12/31/00           9.74          .78            (.30)         .48          (.06)          --             (.06)

High-Income Bond Fund
Class 1
6/30/05(5)       $12.89        $ .41          $ (.36)       $ .05        $ (.78)          --           $ (.78)
12/31/04          12.54          .84             .32         1.16          (.81)          --             (.81)
12/31/03          10.44          .90            2.12         3.02          (.92)          --             (.92)
12/31/02          11.78         1.01           (1.25)        (.24)        (1.10)          --            (1.10)
12/31/01          12.25         1.17            (.23)         .94         (1.41)          --            (1.41)
12/31/00          12.75         1.24           (1.63)        (.39)         (.11)          --             (.11)
Class 2
6/30/05(5)        12.81          .39            (.36)         .03          (.75)          --             (.75)
12/31/04          12.47          .81             .32         1.13          (.79)          --             (.79)
12/31/03          10.39          .86            2.12         2.98          (.90)          --             (.90)
12/31/02          11.74          .97           (1.25)        (.28)        (1.07)          --            (1.07)
12/31/01          12.22         1.13            (.23)         .90         (1.38)          --            (1.38)
12/31/00          12.75         1.22           (1.64)        (.42)         (.11)          --             (.11)
Class 3
6/30/05(5)        12.87          .40            (.37)         .03          (.75)          --             (.75)
12/31/04(8)       12.79          .78             .11          .89          (.81)          --             (.81)

U.S. Government/AAA-Rated Securities Fund
Class 1
6/30/05(5)       $12.07        $ .23          $  .08        $ .31        $ (.48)          --           $ (.48)
12/31/04          12.24          .45            (.03)         .42          (.59)          --             (.59)
12/31/03          12.37          .46            (.15)         .31          (.44)          --             (.44)
12/31/02          11.87          .54             .55         1.09          (.59)          --             (.59)
12/31/01          11.73          .66             .17          .83          (.69)          --             (.69)
12/31/00          10.56          .68             .55         1.23          (.06)          --             (.06)
Class 2
6/30/05(5)        12.00          .22             .08          .30          (.46)          --             (.46)
12/31/04          12.17          .41            (.03)         .38          (.55)          --             (.55)
12/31/03          12.31          .42            (.14)         .28          (.42)          --             (.42)
12/31/02          11.83          .50             .55         1.05          (.57)          --             (.57)
12/31/01          11.70          .62             .18          .80          (.67)          --             (.67)
12/31/00          10.56          .65             .55         1.20          (.06)          --             (.06)
Class 3
6/30/05(5)        12.05          .22             .08          .30          (.46)          --             (.46)
12/31/04(8)       12.34          .41            (.11)         .30          (.59)          --             (.59)




                                                                                     Ratio of
                                                        Ratio of       Ratio of     net income
                                                      expenses to     expenses to     (loss)
                Net asset             Net assets,     average net     average net   to average
               value, end    Total   end of period   assets before   assets after      net
Period ended    of period   return   (in millions)       waiver        waiver(3)      assets
------------   ----------   ------   -------------   -------------   ------------   ----------
Bond Fund
Class 1
6/30/05(5)       $11.26      1.32%       $  190         .45%(7)         .41%(7)      5.24%(7)
12/31/04          11.57      6.04           195         .45             .44          4.94
12/31/03          11.34     13.07           213         .47             .47          5.19
12/31/02          10.41      4.26           218         .49             .49          6.60
12/31/01          10.44      8.48           194         .49             .49          7.38
12/31/00          10.18      5.22           151         .51             .51          8.03
Class 2
6/30/05(5)        11.18      1.23         1,962         .70(7)          .66(7)       5.00(7)
12/31/04          11.48      5.72         1,759         .70             .69          4.68
12/31/03          11.27     12.80         1,280         .72             .72          4.88
12/31/02          10.36      4.05           697         .74             .74          6.34
12/31/01          10.40      8.15           349         .74             .74          7.06
12/31/00          10.16      4.99           144         .76             .76          7.87

High-Income Bond Fund
Class 1
6/30/05(5)       $12.16       .40%       $  333         .50%(7)         .47%(7)      6.48%(7)
12/31/04          12.89      9.83           364         .50             .50          6.74
12/31/03          12.54     29.79           411         .51             .51          7.74
12/31/02          10.44     (1.51)          335         .52             .52          9.55
12/31/01          11.78      8.02           403         .51             .51          9.60
12/31/00          12.25     (3.06)          436         .52             .52          9.87
Class 2
6/30/05(5)        12.09       .21           502         .75(7)          .72(7)       6.22(7)
12/31/04          12.81      9.59           444         .75             .74          6.48
12/31/03          12.47     29.51           319         .76             .76          7.41
12/31/02          10.39     (1.83)          183         .77             .77          9.28
12/31/01          11.74      7.73           156         .76             .76          9.37
12/31/00          12.22     (3.31)          117         .77             .77          9.76
Class 3
6/30/05(5)        12.15       .27            41         .69(7)          .65(7)       6.30(7)
12/31/04(8)       12.87      7.52            46         .68(7)          .68(7)       6.57(7)

U.S. Government/AAA-Rated Securities Fund
Class 1
6/30/05(5)       $11.90      2.62%       $  270         .47%(7)         .44%(7)      3.86%(7)
12/31/04          12.07      3.58           286         .47             .46          3.68
12/31/03          12.24      2.51           373         .46             .46          3.71
12/31/02          12.37      9.45           517         .47             .47          4.45
12/31/01          11.87      7.24           386         .47             .47          5.58
12/31/00          11.73     11.69           362         .49             .49          6.16
Class 2
6/30/05(5)        11.84      2.50           317         .72(7)          .69(7)       3.62(7)
12/31/04          12.00      3.30           285         .72             .71          3.42
12/31/03          12.17      2.28           273         .71             .71          3.43
12/31/02          12.31      9.15           288         .72             .72          4.14
12/31/01          11.83      7.02           137         .72             .72          5.27
12/31/00          11.70     11.39            70         .74             .74          5.89
Class 3
6/30/05(5)        11.89      2.50            40         .65(7)          .62(7)       3.68(7)
12/31/04(8)       12.05      2.58            43         .65(7)          .65(7)       3.51(7)

                                                 American Funds Insurance Series

                                       Income (loss) from
                                    investment operations(2)
                           -----------------------------------------
                                             Net gains                         Dividends and distributions
                                           (losses) on                 ------------------------------------------
               Net asset                    securities                  Dividends                       Total
                 value,         Net            (both      Total from    (from net   Distributions     dividends
               beginning     investment    realized and   investment   investment   (from capital        and
Period ended   of period   income (loss)    unrealized)   operations     income)        gains)      distributions
------------   ---------   -------------   ------------   ----------   ----------   -------------   -------------
Cash Management Fund
Class 1
6/30/05(5)       $11.09         $.13          $.01           $.14        $(.11)           --            $(.11)
12/31/04          11.07          .11            --(6)         .11         (.09)           --             (.09)
12/31/03          11.17          .07            --(6)         .07         (.17)           --             (.17)
12/31/02          11.41          .14            --(6)         .14         (.38)           --             (.38)
12/31/01          11.65          .41           .01            .42         (.66)           --             (.66)
12/31/00          11.05          .65           .01            .66         (.06)           --             (.06)
Class 2
6/30/05(5)        11.05          .12           .01            .13         (.09)           --             (.09)
12/31/04          11.03          .08            --(6)         .08         (.06)           --             (.06)
12/31/03          11.12          .05            --(6)         .05         (.14)           --             (.14)
12/31/02          11.37          .11            --(6)         .11         (.36)           --             (.36)
12/31/01          11.62          .34           .05            .39         (.64)           --             (.64)
12/31/00          11.04          .63           .01            .64         (.06)           --             (.06)
Class 3
6/30/05(5)        11.07          .12            --(6)         .12         (.08)           --             (.08)
12/31/04(8)       11.07          .09            --(6)         .09         (.09)           --             (.09)

                                                                                     Ratio of
                                                        Ratio of       Ratio of     net income
                                                      expenses to     expenses to     (loss)
                Net asset             Net assets,     average net     average net   to average
               value, end    Total   end of period   assets before   assets after       net
Period ended    of period   return   (in millions)       waiver        waiver(3)      assets
------------   ----------   ------   -------------   -------------   ------------   ----------
Cash Management Fund
Class 1
6/30/05(5)       $11.12      1.24%        $ 80          .34%(7)         .31%(7)       2.40%(7)
12/31/04          11.09       .96           78          .37             .36            .96
12/31/03          11.07       .67          103          .47             .47            .68
12/31/02          11.17      1.24          203          .46             .46           1.25
12/31/01          11.41      3.66          218          .46             .46           3.52
12/31/00          11.65      6.04          211          .46             .46           5.80
Class 2
6/30/05(5)        11.09      1.13          146          .58(7)          .56(7)        2.17(7)
12/31/04          11.05       .70          110          .61             .61            .76
12/31/03          11.03       .47           99          .72             .72            .42
12/31/02          11.12      1.00          133          .71             .71           1.00
12/31/01          11.37      3.43          127          .71             .71           2.99
12/31/00          11.62      5.83           49          .71             .71           5.60
Class 3
6/30/05(5)        11.11      1.10           18          .52(7)          .49(7)        2.21(7)
12/31/04(8)       11.07       .78           20          .54(7)          .54(7)         .80(7)

                                                                             Year ended December 31
                                                     Six months ended   --------------------------------
Portfolio turnover rate for all classes of shares    June 30, 2005(5)   2004   2003   2002   2001   2000
-------------------------------------------------   -----------------   ----   ----   ----   ----   ----
Global Discovery Fund(4)                                    13%          28%    30%    25%     4%   N/A
Global Growth Fund                                          11           24     27     30     38     41%
Global Small Capitalization Fund                            25           49     51     66     65     62
Growth Fund                                                 12           30     34     34     31     48
International Fund                                          20           37     40     30     40     42
New World Fund                                              12           18     19     22     31     43
Blue Chip Income and Growth Fund(4)                          8           13     12      8     12    N/A
Growth-Income Fund                                          10           21     21     26     34     47
Asset Allocation Fund                                       19           20     20     25     32     32
Bond Fund                                                   21           34     20     29     59     55
High-Income Bond Fund                                       19           38     48     45     42     50
U.S. Government/AAA-Rated Securities Fund                   53           68     63     53     84     54
Cash Management Fund                                       ---          ---    ---    ---    ---    ---

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

(2)  Based on average shares outstanding.

(3) The ratios in this column reflect the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.

(4)  Commenced operations July 5, 2001.

(5)  Unaudited.

(6)  Amount less than one cent.

(7)  Annualized.

(8)  From January 16, 2004, when Class 3 shares were first issued.

See Notes to Financial Statements

                                                 American Funds Insurance Series

Expense example                                                        unaudited

The funds in the American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds only so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 through June 30, 2005).

ACTUAL EXPENSES:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               Beginning account    Ending account     Expenses paid      Annualized
                                 value 1/1/2005    value 6/30/2005   during period(1)   expense ratio
                               -----------------   ---------------   ----------------   -------------
GLOBAL DISCOVERY FUND
Class 1 -- actual return           $1,000.00          $  981.73            $2.80             .57%
Class 1 -- assumed 5% return        1,000.00           1,021.97             2.86             .57
Class 2 -- actual return            1,000.00             980.75             4.03             .82
Class 2 -- assumed 5% return        1,000.00           1,020.73             4.11             .82

GLOBAL GROWTH FUND
Class 1 -- actual return           $1,000.00          $  997.50            $2.92             .59%
Class 1 -- assumed 5% return        1,000.00           1,021.87             2.96             .59
Class 2 -- actual return            1,000.00             996.40             4.16             .84
Class 2 -- assumed 5% return        1,000.00           1,020.63             4.21             .84

GLOBAL SMALL CAPITALIZATION FUND
Class 1 -- actual return           $1,000.00          $1,055.94            $3.82             .75%
Class 1 -- assumed 5% return        1,000.00           1,021.08             3.76             .75
Class 2 -- actual return            1,000.00           1,054.67             5.04             .99
Class 2 -- assumed 5% return        1,000.00           1,019.89             4.96             .99

                                                 American Funds Insurance Series

                               Beginning account    Ending account     Expenses paid      Annualized
                                 value 1/1/2005    value 6/30/2005   during period(1)   expense ratio
                               -----------------   ---------------   ----------------   -------------
GROWTH FUND
Class 1 -- actual return           $1,000.00          $1,035.16            $1.67             .33%
Class 1 -- assumed 5% return        1,000.00           1,023.16             1.66             .33
Class 2 -- actual return            1,000.00           1,033.87             2.92             .58
Class 2 -- assumed 5% return        1,000.00           1,021.92             2.91             .58
Class 3 -- actual return            1,000.00           1,034.28             2.57             .51
Class 3 -- assumed 5% return        1,000.00           1,022.27             2.56             .51

INTERNATIONAL FUND
Class 1 -- actual return           $1,000.00          $1,013.95            $2.70             .54%
Class 1 -- assumed 5% return        1,000.00           1,022.12             2.71             .54
Class 2 -- actual return            1,000.00           1,013.03             3.94             .79
Class 2 -- assumed 5% return        1,000.00           1,020.88             3.96             .79
Class 3 -- actual return            1,000.00           1,012.38             3.59             .72
Class 3 -- assumed 5% return        1,000.00           1,021.22             3.61             .72

NEW WORLD FUND
Class 1 -- actual return           $1,000.00          $1,043.95            $4.41             .87%
Class 1 -- assumed 5% return        1,000.00           1,020.48             4.36             .87
Class 2 -- actual return            1,000.00           1,042.58             5.67            1.12
Class 2 -- assumed 5% return        1,000.00           1,019.24             5.61            1.12

BLUE CHIP INCOME AND GROWTH FUND
Class 1 -- actual return           $1,000.00          $1,007.71            $2.09             .42%
Class 1 -- assumed 5% return        1,000.00           1,022.71             2.11             .42
Class 2 -- actual return            1,000.00           1,006.01             3.33             .67
Class 2 -- assumed 5% return        1,000.00           1,021.47             3.36             .67

GROWTH-INCOME FUND
Class 1 -- actual return           $1,000.00          $  999.10            $1.39             .28%
Class 1 -- assumed 5% return        1,000.00           1,023.41             1.40             .28
Class 2 -- actual return            1,000.00             997.91             2.63             .53
Class 2 -- assumed 5% return        1,000.00           1,022.17             2.66             .53
Class 3 -- actual return            1,000.00             998.20             2.28             .46
Class 3 -- assumed 5% return        1,000.00           1,022.51             2.31             .46

ASSET ALLOCATION FUND
Class 1 -- actual return           $1,000.00          $1,019.71            $1.70             .34%
Class 1 -- assumed 5% return        1,000.00           1,023.11             1.71             .34
Class 2 -- actual return            1,000.00           1,017.53             2.90             .58
Class 2 -- assumed 5% return        1,000.00           1,021.92             2.91             .58
Class 3 -- actual return            1,000.00           1,018.10             2.60             .52
Class 3 -- assumed 5% return        1,000.00           1,022.22             2.61             .52

BOND FUND
Class 1 -- actual return           $1,000.00          $1,013.21            $2.05             .41%
Class 1 -- assumed 5% return        1,000.00           1,022.76             2.06             .41
Class 2 -- actual return            1,000.00           1,012.26             3.29             .66
Class 2 -- assumed 5% return        1,000.00           1,021.52             3.31             .66

                                                 American Funds Insurance Series

                               Beginning account    Ending account     Expenses paid      Annualized
                                 value 1/1/2005    value 6/30/2005   during period(1)   expense ratio
                               -----------------   ---------------   ----------------   -------------
Class 1 -- actual return            $1,000.00          $1,003.95            $2.34             .47%
Class 1 -- assumed 5% return         1,000.00           1,022.46             2.36             .47
Class 2 -- actual return             1,000.00           1,002.12             3.57             .72
Class 2 -- assumed 5% return         1,000.00           1,021.22             3.61             .72
Class 3 -- actual return             1,000.00           1,002.70             3.23             .65
Class 3 -- assumed 5% return         1,000.00           1,021.57             3.26             .65

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
Class 1 -- actual return            $1,000.00          $1,026.17            $2.21             .44%
Class 1 -- assumed 5% return         1,000.00           1,022.61             2.21             .44
Class 2 -- actual return             1,000.00           1,024.98             3.46             .69
Class 2 -- assumed 5% return         1,000.00           1,021.37             3.46             .69
Class 3 -- actual return             1,000.00           1,024.97             3.11             .62
Class 3 -- assumed 5% return         1,000.00           1,021.72             3.11             .62

CASH MANAGEMENT FUND
Class 1 -- actual return            $1,000.00          $1,012.35            $1.55             .31%
Class 1 -- assumed 5% return         1,000.00           1,023.26             1.56             .31
Class 2 -- actual return             1,000.00           1,011.32             2.79             .56
Class 2 -- assumed 5% return         1,000.00           1,022.02             2.81             .56
Class 3 -- actual return             1,000.00           1,011.02             2.44             .49
Class 3 -- assumed 5% return         1,000.00           1,022.36             2.46             .49

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

                                                 American Funds Insurance Series

Approval of amendment and renewal of
Investment Advisory and Service Agreement

The series' Board of Trustees has approved the renewal of the Investment Advisory and Service Agreement (the "agreement") with Capital Research and Management Company (CRMC) for an additional one-year term through June 30, 2006, for the following funds: Growth Fund, Blue Chip Income and Growth Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Income Bond Fund. The Board of Trustees also approved an amendment to the agreement adding additional advisory fee breakpoints for Growth-Income Fund (0.230% on net assets between $17 billion and $21 billion; and 0.225% on net assets over $21 billion) and Asset Allocation Fund (0.26% on net assets between $5 billion and $8 billion; and 0.25% on net assets over $8 billion). Both the amendment and the renewal of the agreement were approved by the Board following the recommendation of the series' Contracts Committee (the "committee"), which is composed of the following independent Trustees: Lee A. Ault, III; H. Frederick Christie; Joe E. Davis; Martin Fenton; Leonard F. Fuller; Mary Myers Kauppila (committee Chair); and Kirk P. Pendleton. The information, material factors and conclusions that formed the basis for the committee's recommendation and the Board's subsequent approval are described below.

INFORMATION RECEIVED

Materials reviewed -- During the course of each year, the independent Trustees receive a wide variety of materials relating to the services provided by CRMC, including reports on each fund's investment results, portfolio composition, portfolio trading practices, shareholder services and other information relating to the nature, extent and quality of services provided by CRMC to the series. In addition, the committee requests and reviews supplementary information that includes extensive materials regarding the funds' investment results, advisory fee and expense comparisons (including comparisons to advisory fees charged by an affiliate of CRMC to institutional clients), financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to each fund.

Review process -- The committee received assistance and advice regarding legal and industry standards from independent counsel to the independent Trustees. The committee discussed the renewal and amendment of the agreement with CRMC representatives and in a private session with independent legal counsel at which no representatives of CRMC were present. In deciding to recommend the renewal and amendment of the agreement, the committee did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board and the committee.

NATURE, EXTENT AND QUALITY OF SERVICES

CRMC, its personnel and its resources -- The Board and the committee considered the depth and quality of CRMC's investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. They considered CRMC's commitment to investing in information technology supporting investment management and compliance. They further considered CRMC's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Other services -- The Board and the committee considered CRMC's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs, its efforts to keep the Trustees informed and its attention to matters that may involve conflicts of interest with the series. The Board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the funds under the agreement and other agreements, including the administrative, legal, and fund accounting and treasury functions.

The Board and the committee concluded that the nature, extent and quality of the services provided by CRMC has benefited and will continue to benefit each fund and its shareholders.

INVESTMENT RESULTS

The Board and the committee considered each fund's unique, balanced pursuit of its investment objectives and the investment results of each fund in light of its objectives. They compared each fund's total returns with various independent mutual fund indexes. The Board and the committee noted that the investment results of Growth Fund, Growth-Income Fund and Asset Allocation

                                                 American Funds Insurance Series

Fund for the five- and 10-year periods ended January 31, 2005, and for the one-year period ended December 31, 2004, all exceeded the relevant indexes. The Board and the committee noted that the investment results of High-Income Bond Fund for these same periods exceeded the relevant index for the five- and 10-year periods and closely approximated the one-year index result. The Board and the committee noted that the investment results of Bond Fund for these same periods were within 100 basis points of the relevant index for each period. The Board and the committee also noted that each of the above-referenced funds generally outpaced the median and average funds in its peer group in each period. With respect to Blue Chip Income and Growth Fund, the Board and the committee noted that the investment results of this fund lagged its index and peer group, but noted the limited operating history of this fund, which commenced operations in July 2001. In addition, the Board and the committee also reviewed information prepared by CRMC suggesting that each fund's returns over these same periods were achieved for materially less risk (measured by reference to volatility). The Board and the committee ultimately concluded that CRMC's record in managing each fund indicates that its continued management will benefit each fund and its shareholders.

ADVISORY FEES AND TOTAL EXPENSES

The Board and the committee reviewed the advisory fees and total expenses of each fund (each as a percentage of average net assets) and compared such amounts with the average fees and expense levels of other funds in the applicable indexes. The Board and the committee observed that each fund's advisory fees and total expenses (each as a percentage of average net assets) were well below the median fees and expense levels of the other funds in the indexes. The Board and the committee also noted the 5% voluntary advisory fee waiver that CRMC put into effect complexwide during 2004. The Board and the committee concluded that the relatively low level of the fees charged by CRMC will benefit each fund and its shareholders.

The Board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They concluded that, although the fees paid by those clients generally were lower than those paid by the American Funds, the differences appropriately reflected CRMC's significantly greater responsibilities with respect to the American Funds, and the more comprehensive regulatory regime applicable to mutual funds. The Board and the committee also reviewed information regarding the advisory fees paid by other mutual funds advised by CRMC with similar investment mandates and found them to be comparable.

ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board and the committee reviewed information regarding CRMC's costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, noting that those results were comparable to the reported results of several large publicly held investment management companies. The committee also received information during the past year regarding the structure and manner in which CRMC's investment professionals were compensated and CRMC's view of the relationship of such compensation to the attraction and retention of quality personnel. The Board and the committee considered CRMC's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoints in each fund's advisory fee structure provide for reductions in the level of fees charged by CRMC to the fund as fund assets increase, reflecting economies of scale in the cost of operations that are shared with fund shareholders. The Board and the committee concluded that each fund's cost structure was reasonable and that CRMC was sharing economies of scale with each fund and its shareholders, to their benefit.

ANCILLARY BENEFITS

The Board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC's relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC's affiliated transfer agent; sales charges and distribution fees received and retained by the American Funds' principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC's institutional management affiliate. The Board and the committee reviewed CRMC's portfolio trading practices, noting that, while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

CONCLUSIONS

Based on their review, including their consideration of each of the factors referred to above, the Board and the committee concluded that the agreement is fair and reasonable to each fund and its shareholders, that each fund's shareholders received reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds, and that the amendment and renewal of the agreement was in the best interests of each fund and its shareholders.

                                                 American Funds Insurance Series

BOARD OF TRUSTEES

"NON-INTERESTED" TRUSTEES

                              YEAR FIRST                                                          NUMBER OF
                              ELECTED A                                                       PORTFOLIOS IN FUND         OTHER
                              TRUSTEE OF                                                     COMPLEX(2) OVERSEEN    DIRECTORSHIPS(3)
NAME AND AGE                THE SERIES(1)   PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS        BY TRUSTEE        HELD BY TRUSTEE
-------------------------   -------------   ----------------------------------------------   -------------------   -----------------
LEE A. AULT III, 69              1999       Chairman of the Board, In-Q-Tel, Inc.                      1           Anworth Mortgage
                                            (information technology); former Chairman of                           Asset
                                            the Board, President and CEO, Telecredit, Inc.                         Corporation;
                                                                                                                   Office Depot,
                                                                                                                   Inc.

H. FREDERICK CHRISTIE, 72        1994       Private investor; former President and CEO,               19           Ducommun
                                            The Mission Group (non-utility holding                                 Incorporated;
                                            company, subsidiary of Southern California                             IHOP
                                            Edison Company)                                                        Corporation;
                                                                                                                   Southwest Water
                                                                                                                   Company

JOE E. DAVIS, 71                 1991       Private investor; former Chairman of the                   1           Anworth Mortgage
                                            Board, Linear Corporation; former President                            Asset
                                            and CEO, National Health Enterprises, Inc.                             Corporation;
                                                                                                                   Natural
                                                                                                                   Alternatives Inc.

MARTIN FENTON, 70                1995       Chairman of the Board and CEO, Senior Resource            16           None
                                            Group LLC (development and management of
                                            senior living communities)

LEONARD R. FULLER, 59            1999       President and CEO, Fuller Consulting                      14           None
                                            (financial management consulting firm)

MARY MYERS KAUPPILA, 51          1994       Private investor; Chairman of the Board and                5           None
                                            CEO, Ladera Management Company (venture
                                            capital and agriculture); former owner and
                                            President, Energy Investment, Inc.

KIRK P. PENDLETON, 65            1996       Chairman of the Board and CEO, Cairnwood, Inc.             6           None
                                            (venture capital investment)

"INTERESTED" TRUSTEES(4)

                                                                                                     NUMBER OF
                            YEAR FIRST                                                             PORTFOLIOS IN
                             ELECTED A       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND   FUND COMPLEX(2)       OTHER
NAME, AGE AND           TRUSTEE OR OFFICER   POSITIONS HELD WITH AFFILIATED ENTITIES OR THE         OVERSEEN BY     DIRECTORSHIPS(3)
POSITION WITH SERIES     OF THE SERIES(1)    PRINCIPAL UNDERWRITER OF THE SERIES                      TRUSTEE        HELD BY TRUSTEE
---------------------   ------------------   --------------------------------------------------   ---------------   ----------------
JAMES K. DUNTON, 67            1993          Senior Vice President and Director, Capital                 2          None
Chairman of the Board                        Research and Management Company

DONALD D. O'NEAL, 45           1998          Senior Vice President, Capital Research and                 3          None
President                                    Management Company

MICHAEL J. DOWNER, 50          1991          Vice President and Secretary, Capital Research              1          None
Senior Vice President                        and Management Company; Secretary and
                                             Director, American Funds Distributors, Inc.;(5)
                                             Director, Capital Bank and Trust Company(5)

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE SERIES' TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180. THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE SERIES IS 333 SOUTH HOPE STREET, LOS ANGELES, CA 90071,
ATTENTION: FUND SECRETARY.

                                                 American Funds Insurance Series

OTHER OFFICERS

                               YEAR FIRST
                               ELECTED AN      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND POSITIONS
NAME, AGE AND                    OFFICER       HELD WITH AFFILIATED ENTITIES OR THE PRINCIPAL UNDERWRITER OF
POSITION WITH SERIES        OF THE SERIES(1)   THE SERIES
-------------------------   ----------------   -------------------------------------------------------------
ALAN N. BERRO, 44                 1998         Vice President, Capital Research and Management Company;
Senior Vice President                          Senior Vice President, Capital Research Company5

ABNER D. GOLDSTINE, 75            1993         Senior Vice President and Director, Capital Research and
Senior Vice President                          Management Company

JOHN H. SMET, 48                  1994         Senior Vice President, Capital Research and Management
Senior Vice President                          Company; Director, American Funds Distributors, Inc.(5)

CLAUDIA P. HUNTINGTON, 53         1994         Senior Vice President, Capital Research and Management
Vice President                                 Company; Director, The Capital Group Companies, Inc.(5)

ROBERT W. LOVELACE, 42            1997         Senior Vice President, Capital Research and Management
Vice President                                 Company; Chairman of the Board, Capital Research
                                               Company;(5) Director, The Capital Group Companies, Inc.(5)

SUSAN M. TOLSON, 43               1999         Senior Vice President, Capital Research Company(5)
Vice President

CHAD L. NORTON, 45                1994         Vice President -- Fund Business Management Group,
Secretary                                      Capital Research and Management Company

DAVID A. PRITCHETT, 39            1999         Vice President -- Fund Business Management Group,
Treasurer                                      Capital Research and Management Company

STEVEN I. KOSZALKA, 41            2003         Fund Boards Specialist, Capital Research and
Assistant Secretary                            Management Company

SHERYL F. JOHNSON, 37             1997         Vice President -- Fund Business Management Group,
Assistant Treasurer                            Capital Research and Management Company

JEFFREY P. REGAL, 34              2004         Vice President -- Fund Business Management Group,
Assistant Treasurer                            Capital Research and Management Company

(1) Trustees and officers of the series serve until their resignation, removal or retirement.

(2) Capital Research and Management Company manages the American Funds, consisting of 29 funds, and Endowments, whose shareholders are limited to certain nonprofit organizations.

(3) This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.

(4) "Interested persons" within the meaning of the 1940 Act, on the basis of their affiliation with the series' investment adviser, Capital Research and Management Company, or affiliated entities (including the series' principal underwriter).

(5)  Company affiliated with Capital Research and Management Company.

                                                 American Funds Insurance Series

(AMERICAN FUNDS (R) LOGO)                  The right choice for the long term(R)

OFFICES OF THE SERIES AND                 CUSTODIAN OF ASSETS                      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
OF THE INVESTMENT ADVISER                 State Street Bank and Trust Company      PricewaterhouseCoopers LLP
Capital Research and Management Company   225 Franklin Street                      350 South Grand Avenue
333 South Hope Street                     Boston, MA 02105-1713                    Los Angeles, CA 90071-2889
Los Angeles, CA 90071-1406
                                          COUNSEL
135 South State College Boulevard         Paul, Hastings, Janofsky & Walker LLP
Brea, CA 92821-5823                       55 Second Street, 24th Floor
                                          San Francisco, CA 94105-3441

"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

Complete June 30, 2005, portfolios of American Funds Insurance Series' investments are available free of charge on the SEC website or upon request by calling AFS.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This form is available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of American Funds Insurance Series investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2005, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

ITEM 2. CODE OF ETHICS.

     (a)  Not Applicable

     (b)  Not Applicable

     (c)  Not Applicable

     (d)  Not Applicable

     (e)  Not Applicable

     (f)(1) See Item 11 (A)(1)

     (f)(2) The Registrant will provide a copy of the MFC Code of Business Conduct to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)  Not Applicable

     (b)  Not Applicable

     (c)  Not Applicable

     (d)  Not Applicable

     (e)  Not Applicable

     (f)  Not Applicable

     (g)  Not Applicable

     (h)  Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS  N/A

ITEM 6. SCHEDULE OF INVESTMENTS. Included with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASES. N/A

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.  N/A

ITEM 11. CONTROLS AND PROCEDURES.

     (a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

          Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

          (a) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

          (b) information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

ITEM 12. EXHIBITS.

(A) INCORPORATED BY REFERENCE TO EXHIBIT 11 (A) OF THE REGISTRANT'S FORM N-CSR FOR THE PERIOD ENDED DECEMBER 31, 2004 FILED ON MARCH 10, 2005.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF KEITH F. HARTSTEIN, PRESIDENT (CHIEF EXECUTIVE OFFICER) AND GORDON M. SHONE, VICE PRESIDENT & CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF KEITH F. HARTSTEIN, PRESIDENT (CHIEF EXECUTIVE OFFICER) AND GORDON M. SHONE, VICE PRESIDENT & CHIEF FINANCIAL OFFICER


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK TRUST


By /s/ KEITH F. HARTSTEIN
President (Chief Executive Officer)
Date September 8, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ KEITH F. HARTSTEIN
President (Chief Executive Officer)
Date September 8, 2005


By /s/ GORDON M. SHONE
Vice President & Chief Financial Officer
Date September 8, 2005